UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


 Investment Company Act file number                  811-07572
                                                    --------------------------

                         Principal Investors Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                      (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          April 30, 2005
                                   ---------------------------

ITEM 1 - REPORT TO STOCKHOLDERS

                               TABLE OF CONTENTS
                                                                      PAGE
Shareholder Expense Example...............................................3
Financial Statements and Highlights
 Statements of Assets and Liabilities................................... 22
 Statements of Operations .............................................. 40
 Statement of Changes in Net Assets..................................... 58
 Statement of Cash Flows............................................... 112
 Notes to Financial Statements......................................... 113
 Schedules of Investments
  Bond & Mortgage Securities Fund.......................................132
  Capital Preservation Fund.............................................149
  Disciplined LargeCap Blend Fund.......................................152
  Diversified International Fund........................................157
  Government Securities Fund............................................165
  High Quality Intermediate-Term Bond Fund..............................168
  High Quality Long-Term Bond Fund......................................178
  High Quality Short-Term Bond Fund.....................................186
  High Yield Fund.......................................................195
  Inflation Protection Fund.............................................200
  International Emerging Markets Fund...................................202
  International Growth Fund.............................................206
  LargeCap Growth Fund..................................................211
  LargeCap S&P 500 Index Fund...........................................213
  LargeCap Value Fund...................................................222
  MidCap Blend Fund.....................................................225
  MidCap Growth Fund....................................................228
  MidCap S&P 400 Index Fund.............................................230
  MidCap Value Fund.....................................................238
  Money Market Fund.....................................................241
  Partners Global Equity Fund...........................................244
  Partners International Fund...........................................246
  Partners LargeCap Blend Fund..........................................252
  Partners LargeCap Blend Fund I........................................258
  Partners LargeCap Growth Fund.........................................262
  Partners LargeCap Growth Fund I.......................................266
  Partners LargeCap Growth Fund II......................................268
  Partners LargeCap Value Fund..........................................270
  Partners LargeCap Value Fund I........................................273
  Partners LargeCap Value Fund II.......................................275
  Partners MidCap Growth Fund...........................................277
  Partners MidCap Growth Fund I.........................................280
  Partners MidCap Growth Fund II........................................284
  Partners MidCap Value Fund............................................288
  Partners MidCap Value Fund I..........................................290
  Partners SmallCap Blend Fund..........................................293
  Partners SmallCap Growth Fund I.......................................298
  Partners SmallCap Growth Fund II......................................301
  Partners SmallCap Growth Fund III.....................................306
  Partners SmallCap Value Fund..........................................309
  Partners SmallCap Value Fund I........................................317
  Partners SmallCap Value Fund II.......................................326
  Preferred Securities Fund.............................................337
  Principal LifeTime 2010 Fund..........................................341
  Principal LifeTime 2020 Fund..........................................342
  Principal LifeTime 2030 Fund..........................................343
  Principal LifeTime 2040 Fund..........................................344
  Principal LifeTime 2050 Fund..........................................345
  Principal LifeTime Strategic Income Fund..............................346
  Real Estate Fund......................................................347
  SmallCap Blend Fund...................................................348
  SmallCap Growth Fund..................................................354
  SmallCap S&P 600 Index Fund...........................................358
  SmallCap Value Fund...................................................368
 Financial Highlights...................................................372
Board of Directors......................................................527

                          SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.
                                 APRIL 30, 2005
 -------------------------------------------------------------------------------
As a shareholder of Principal Investors Fund, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses (for all share classes except the Institutional Class). This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Investors Fund, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005), unless otherwise noted.


   ACTUAL EXPENSES
   The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual fee of $15.00 may apply to IRA accounts within Class J shares. Advisors Preferred, Advisors Select, Advisors Signature, Preferred and Select classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.


   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Investors Fund, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                             EXPENSES PAID
                            BEGINNING          ENDING        DURING PERIOD
                          ACCOUNT VALUE    ACCOUNT VALUE    NOVEMBER 1, 2004     ANNUALIZED
                         NOVEMBER 1, 2004  APRIL 30, 2005  TO APRIL 30, 2005*   EXPENSE RATIO
                         ----------------  --------------  ------------------  ---------------
 BASED ON ACTUAL RETURN
 Bond & Mortgage
 Securities Fund
   Advisors Preferred       $1,000.00        $1,008.30           $ 6.42             1.29%
   Advisors Select           1,000.00         1,006.50             7.31             1.47
   Advisors Signature        1,000.00         1,007.60             7.96             1.60
   Class J                   1,000.00         1,007.40             6.72             1.35
   Institutional             1,000.00         1,011.10             3.59             0.72
   Preferred                 1,000.00         1,009.80             4.88             0.98
   Select                    1,000.00         1,009.10             5.53             1.11
 Capital Preservation
 Fund
   Advisors Preferred        1,000.00         1,007.30             4.83             0.97
   Advisors Select           1,000.00         1,006.40             5.72             1.15
   Advisors Signature        1,000.00         1,005.60             6.37             1.28
   Class J                   1,000.00         1,006.30             5.82             1.17
   Institutional             1,000.00         1,010.10             1.99             0.40
   Preferred                 1,000.00         1,008.80             3.29             0.66
   Select                    1,000.00         1,008.20             3.88             0.78
 Disciplined LargeCap
 Blend Fund
   Advisors Preferred        1,000.00         1,045.50             5.93             1.17
   Advisors Select           1,000.00         1,044.60             6.84             1.35
   Advisors Signature        1,000.00         1,043.50             7.50             1.48
   Institutional             1,000.00         1,048.10             3.05             0.60
   Preferred                 1,000.00         1,047.20             4.37             0.86
   Select                    1,000.00         1,046.40             4.97             0.98
 Diversified International Fund
   Advisors Preferred       $1,000.00        $1,100.60           $ 7.66             1.47%
   Advisors Select           1,000.00         1,101.10             8.60             1.65
   Advisors Signature        1,000.00         1,094.40             9.24             1.78
   Class J                   1,000.00         1,099.70             8.85             1.70
   Institutional             1,000.00         1,104.30             4.70             0.90
   Preferred                 1,000.00         1,103.00             6.05             1.16
   Select                    1,000.00         1,101.70             6.67             1.28
 Government Securities
 Fund
   Advisors Preferred        1,000.00         1,006.80             4.83             0.97
   Advisors Select           1,000.00         1,005.90             5.72             1.15
   Advisors Signature        1,000.00         1,007.20             6.37             1.28
   Class J                   1,000.00         1,006.70             5.87             1.18
   Institutional             1,000.00         1,010.70             1.99             0.40
   Preferred                 1,000.00         1,008.40             3.29             0.66
   Select                    1,000.00         1,007.80             3.88             0.78
 High Quality Intermediate-Term Bond Fund
   Advisors Preferred        1,000.00         1,010.00             5.78             1.16
   Advisors Select           1,000.00         1,008.40             6.67             1.34
   Advisors Signature        1,000.00         1,009.80             7.42             1.49
   Class J                   1,000.00         1,008.90             6.72             1.35
   Institutional             1,000.00         1,012.70             3.49             0.70
   Preferred                 1,000.00         1,011.00             4.24             0.85
   Select                    1,000.00         1,010.60             4.89             0.98
 High Quality Long-Term
 Bond Fund
   Advisors Preferred        1,000.00         1,011.10             5.19             1.04
   Advisors Select           1,000.00         1,009.60             6.03             1.21
   Advisors Signature        1,000.00         1,012.60             6.74             1.35
   Class J                   1,000.00         1,008.90             6.72             1.35
   Institutional             1,000.00         1,013.70             2.20             0.44
   Preferred                 1,000.00         1,012.20             3.44             0.69
   Select                    1,000.00         1,010.80             4.19             0.84
 High Quality
 Short-Term Bond Fund
   Advisors Preferred        1,000.00         1,000.10             5.50             1.11
   Advisors Select           1,000.00           999.20             6.39             1.29
   Advisors Signature        1,000.00           999.50             7.09             1.43
   Class J                   1,000.00           999.00             6.39             1.29
   Institutional             1,000.00         1,003.00             3.43             0.69
   Preferred                 1,000.00         1,001.70             3.87             0.78
   Select                    1,000.00         1,002.10             5.41             1.09
 International Emerging
 Markets Fund
   Advisors Preferred        1,000.00         1,157.10            10.27             1.92
   Advisors Select           1,000.00         1,155.50            11.22             2.10
   Advisors Signature        1,000.00         1,150.40            11.89             2.23
   Class J                   1,000.00         1,155.70            11.81             2.21
   Institutional             1,000.00         1,160.60             7.23             1.35
   Preferred                 1,000.00         1,159.00             8.62             1.61
   Select                    1,000.00         1,157.80             9.26             1.73

 International Growth
 Fund
   Advisors Preferred       $1,000.00        $1,108.60           $ 8.21             1.57%
   Advisors Select           1,000.00         1,107.80             9.15             1.75
   Advisors Signature        1,000.00         1,102.40             9.80             1.88
   Class J                   1,000.00         1,107.20             9.61             1.84
   Institutional             1,000.00         1,111.90             5.24             1.00
   Preferred                 1,000.00         1,110.10             6.59             1.26
   Select                    1,000.00         1,110.20             7.22             1.38
 LargeCap Growth Fund
   Advisors Preferred        1,000.00         1,038.00             5.66             1.12
   Advisors Select           1,000.00         1,037.80             6.57             1.30
   Advisors Signature        1,000.00         1,037.70             7.22             1.43
   Class J                   1,000.00         1,037.20             7.43             1.47
   Institutional             1,000.00         1,041.70             2.78             0.55
   Preferred                 1,000.00         1,039.30             4.10             0.81
   Select                    1,000.00         1,040.20             4.70             0.93
 LargeCap S&P 500 Index
 Fund
   Advisors Preferred        1,000.00         1,029.20             3.62             0.72
   Advisors Select           1,000.00         1,027.80             4.53             0.90
   Advisors Signature        1,000.00         1,026.60             5.18             1.03
   Class J                   1,000.00         1,028.10             4.32             0.86
   Institutional             1,000.00         1,032.30             0.76             0.15
   Preferred                 1,000.00         1,031.70             2.07             0.41
   Select                    1,000.00         1,029.30             2.67             0.53
 LargeCap Value Fund
   Advisors Preferred        1,000.00         1,059.10             5.21             1.02
   Advisors Select           1,000.00         1,058.80             6.13             1.20
   Advisors Signature        1,000.00         1,056.80             6.78             1.33
   Class J                   1,000.00         1,058.10             6.58             1.29
   Institutional             1,000.00         1,063.40             2.30             0.45
   Preferred                 1,000.00         1,062.10             3.63             0.71
   Select                    1,000.00         1,061.30             4.24             0.83
 MidCap Blend Fund
   Advisors Preferred        1,000.00         1,040.00             6.17             1.22
   Advisors Select           1,000.00         1,039.30             7.08             1.40
   Advisors Signature        1,000.00         1,039.80             7.74             1.53
   Class J                   1,000.00         1,038.70             7.18             1.42
   Institutional             1,000.00         1,043.00             3.29             0.65
   Preferred                 1,000.00         1,041.10             4.61             0.91
   Select                    1,000.00         1,040.50             5.21             1.03
 MidCap Growth Fund
   Advisors Preferred        1,000.00         1,012.70             6.09             1.22
   Advisors Select           1,000.00         1,012.80             6.99             1.40
   Advisors Signature        1,000.00         1,013.00             7.64             1.53
   Class J                   1,000.00         1,011.60             7.93             1.59
   Institutional             1,000.00         1,016.80             3.25             0.65
   Preferred                 1,000.00         1,014.30             4.54             0.91
   Select                    1,000.00         1,014.40             5.14             1.03
 MidCap S&P 400 Index
 Fund
   Advisors Preferred       $1,000.00        $1,052.70           $ 3.66             0.72%
   Advisors Select           1,000.00         1,051.80             4.58             0.90
   Advisors Signature        1,000.00         1,051.40             5.24             1.03
   Class J                   1,000.00         1,051.10             4.98             0.98
   Institutional             1,000.00         1,055.60             0.76             0.15
   Preferred                 1,000.00         1,054.60             2.09             0.41
   Select                    1,000.00         1,053.70             2.70             0.53
 MidCap Value Fund
   Advisors Preferred        1,000.00         1,093.30             6.33             1.22
   Advisors Select           1,000.00         1,092.00             7.26             1.40
   Advisors Signature        1,000.00         1,088.80             8.03             1.55
   Class J                   1,000.00         1,092.00             7.37             1.42
   Institutional             1,000.00         1,121.80             3.42             0.65
   Preferred                 1,000.00         1,094.60             4.73             0.91
   Select                    1,000.00         1,094.10             5.35             1.03
 Money Market Fund
   Advisors Preferred        1,000.00         1,007.40             4.83             0.97
   Advisors Select           1,000.00         1,006.50             5.72             1.15
   Advisors Signature        1,000.00         1,005.60             6.37             1.28
   Class J                   1,000.00         1,006.00             6.02             1.21
   Institutional             1,000.00         1,010.10             1.99             0.40
   Preferred                 1,000.00         1,008.80             3.29             0.66
   Select                    1,000.00         1,008.20             3.88             0.78
 Partners International
 Fund
   Advisors Preferred        1,000.00         1,083.60             8.63             1.67
   Advisors Select           1,000.00         1,083.50             9.56             1.85
   Advisors Signature        1,000.00         1,077.10            10.20             1.98
   Institutional             1,000.00         1,087.60             5.69             1.10
   Preferred                 1,000.00         1,085.60             7.03             1.36
   Select                    1,000.00         1,084.60             7.65             1.48
 Partners LargeCap
 Blend Fund
   Advisors Preferred        1,000.00         1,030.10             6.64             1.32
   Advisors Select           1,000.00         1,029.00             7.55             1.50
   Advisors Signature        1,000.00         1,027.60             8.19             1.63
   Class J                   1,000.00         1,029.30             7.45             1.48
   Institutional             1,000.00         1,033.50             3.78             0.75
   Preferred                 1,000.00         1,032.30             5.09             1.01
   Select                    1,000.00         1,031.10             5.69             1.13
 Partners LargeCap
 Blend Fund I
   Advisors Preferred        1,000.00         1,025.90             5.12             1.02
   Advisors Select           1,000.00         1,025.80             6.03             1.20
   Advisors Signature        1,000.00         1,024.50             6.68             1.33
   Class J                   1,000.00         1,026.00             6.08             1.21
   Institutional             1,000.00         1,029.20             2.26             0.45
   Preferred                 1,000.00         1,027.40             3.57             0.71
   Select                    1,000.00         1,027.40             4.17             0.83
 Partners LargeCap
 Growth Fund
   Advisors Preferred       $1,000.00        $1,008.50           $ 7.82             1.57%
   Advisors Select           1,000.00         1,007.70             8.71             1.75
   Advisors Signature        1,000.00         1,011.80             9.38             1.88
   Class J                   1,000.00         1,007.70             8.71             1.75
   Institutional             1,000.00         1,011.10             4.99             1.00
   Preferred                 1,000.00         1,010.20             6.28             1.26
   Select                    1,000.00         1,008.50             6.87             1.38
 Partners LargeCap
 Growth Fund I
   Advisors Preferred        1,000.00         1,002.00             6.55             1.32
   Advisors Select           1,000.00         1,001.90             7.45             1.50
   Advisors Signature        1,000.00         1,000.40             8.08             1.63
   Class J                   1,000.00         1,000.30             8.33             1.68
   Institutional             1,000.00         1,005.20             3.73             0.75
   Preferred                 1,000.00         1,003.70             5.02             1.01
   Select                    1,000.00         1,003.60             5.61             1.13
 Partners LargeCap
 Growth Fund II
   Advisors Preferred        1,000.00         1,009.80             7.82             1.57
   Advisors Select           1,000.00         1,008.40             8.71             1.75
   Advisors Signature        1,000.00         1,008.00             9.36             1.88
   Class J                   1,000.00         1,008.50             8.71             1.75
   Institutional             1,000.00         1,011.30             4.99             1.00
   Preferred                 1,000.00         1,011.30             6.28             1.26
   Select                    1,000.00         1,011.20             6.88             1.38
 Partners LargeCap
 Value Fund
   Advisors Preferred        1,000.00         1,044.10             6.94             1.37
   Advisors Select           1,000.00         1,042.70             7.85             1.55
   Advisors Signature        1,000.00         1,039.90             8.50             1.68
   Class J                   1,000.00         1,042.70             7.80             1.54
   Institutional             1,000.00         1,047.90             4.06             0.80
   Preferred                 1,000.00         1,046.00             5.38             1.06
   Select                    1,000.00         1,045.30             5.98             1.18
 Partners LargeCap
 Value Fund I
   Advisors Preferred        1,000.00         1,049.20             6.96             1.37
   Advisors Select           1,000.00         1,049.10             7.88             1.55
   Advisors Signature        1,000.00         1,045.80             8.52             1.68
   Institutional             1,000.00         1,053.40             4.07             0.80
   Preferred                 1,000.00         1,052.20             5.39             1.06
   Select                    1,000.00         1,050.20             6.00             1.18
 Partners MidCap Growth
 Fund
   Advisors Preferred        1,000.00         1,035.20             7.92             1.57
   Advisors Select           1,000.00         1,034.70             8.83             1.75
   Advisors Signature        1,000.00         1,034.90             9.49             1.88
   Class J                   1,000.00         1,033.30             9.63             1.93
   Institutional             1,000.00         1,038.90             5.06             1.00
   Preferred                 1,000.00         1,036.50             6.36             1.26
   Select                    1,000.00         1,036.80             6.97             1.38
 Partners MidCap Growth
 Fund I
   Advisors Preferred       $1,000.00        $1,032.50           $ 7.91             1.57%
   Advisors Select           1,000.00         1,031.50             8.81             1.75
   Advisors Signature        1,000.00         1,031.40             9.47             1.88
   Institutional             1,000.00         1,036.30             5.05             1.00
   Preferred                 1,000.00         1,036.40             6.36             1.26
   Select                    1,000.00         1,033.40             6.96             1.38
 Partners MidCap Value
 Fund
   Advisors Preferred        1,000.00         1,060.00             8.02             1.57
   Advisors Select           1,000.00         1,059.70             8.94             1.75
   Advisors Signature        1,000.00         1,058.10             9.59             1.88
   Class J                   1,000.00         1,059.50             9.29             1.82
   Institutional             1,000.00         1,063.40             5.12             1.00
   Preferred                 1,000.00         1,061.60             6.44             1.26
   Select                    1,000.00         1,061.10             7.05             1.38
 Partners MidCap Value
 Fund I
   Advisors Preferred        1,000.00         1,071.50             8.06             1.57
   Advisors Select           1,000.00         1,070.40             8.98             1.75
   Advisors Signature        1,000.00         1,070.20             9.65             1.88
   Institutional             1,000.00         1,073.50             5.14             1.00
   Preferred                 1,000.00         1,072.50             6.47             1.26
   Select                    1,000.00         1,071.60             7.09             1.38
 Partners SmallCap
 Blend Fund
   Advisors Preferred        1,000.00           998.10             7.78             1.57
   Advisors Select           1,000.00           998.00             8.67             1.75
   Advisors Signature        1,000.00           992.50             9.29             1.88
   Institutional             1,000.00         1,001.30             4.96             1.00
   Preferred                 1,000.00         1,000.40             6.25             1.26
   Select                    1,000.00           999.00             6.84             1.38
 Partners SmallCap
 Growth Fund I
   Advisors Preferred        1,000.00           963.30             8.13             1.67
   Advisors Select           1,000.00           961.70             9.00             1.85
   Advisors Signature        1,000.00           958.90             9.62             1.98
   Class J                   1,000.00           960.40             9.96             2.05
   Institutional             1,000.00           964.00             5.36             1.10
   Preferred                 1,000.00           963.90             6.62             1.36
   Select                    1,000.00           962.20             7.20             1.48
 Partners SmallCap
 Growth Fund II
   Advisors Preferred        1,000.00         1,001.70             7.79             1.57
   Advisors Select           1,000.00         1,000.40             8.68             1.75
   Advisors Signature        1,000.00           997.90             9.31             1.88
   Class J                   1,000.00           999.00            10.16             2.05
   Institutional             1,000.00         1,004.20             4.97             1.00
   Preferred                 1,000.00         1,002.90             6.26             1.26
   Select                    1,000.00         1,001.70             6.85             1.38
 Partners SmallCap
 Growth Fund III
   Advisors Preferred        1,000.00           980.20             8.20             1.67
   Advisors Select           1,000.00           979.10             9.08             1.85
   Advisors Signature        1,000.00           974.10             9.69             1.98
   Institutional             1,000.00           982.30             5.41             1.10
   Preferred                 1,000.00           981.30             6.68             1.36
   Select                    1,000.00           981.30             7.27             1.48
 Partners SmallCap
 Value Fund
   Advisors Preferred       $1,000.00        $1,052.20           $ 7.99             1.57%
   Advisors Select           1,000.00         1,051.30             8.90             1.75
   Advisors Signature        1,000.00         1,042.20             9.52             1.88
   Class J                   1,000.00         1,050.20             9.91             1.95
   Institutional             1,000.00         1,055.50             5.10             1.00
   Preferred                 1,000.00         1,053.70             6.42             1.26
   Select                    1,000.00         1,053.30             7.03             1.38
 Partners SmallCap
 Value Fund I
   Advisors Preferred        1,000.00         1,022.90             7.87             1.57
   Advisors Select           1,000.00         1,022.20             8.77             1.75
   Advisors Signature        1,000.00         1,015.40             9.39             1.88
   Institutional             1,000.00         1,025.20             5.02             1.00
   Preferred                 1,000.00         1,024.40             6.37             1.27
   Select                    1,000.00         1,023.00             6.92             1.38
 Partners SmallCap
 Value Fund II
   Advisors Preferred        1,000.00         1,021.90             7.87             1.57
   Advisors Select           1,000.00         1,019.90             8.76             1.75
   Advisors Signature        1,000.00         1,015.90             9.40             1.88
   Institutional             1,000.00         1,025.20             5.02             1.00
   Preferred                 1,000.00         1,023.00             6.32             1.26
   Select                    1,000.00         1,021.90             6.92             1.38
 Preferred Securities
 Fund
   Advisors Preferred        1,000.00         1,009.30             6.58             1.32
   Advisors Select           1,000.00         1,008.70             7.47             1.50
   Advisors Signature        1,000.00         1,007.40             8.11             1.63
   Class J                   1,000.00         1,008.50             7.97             1.60
   Institutional             1,000.00         1,012.20             3.74             0.75
   Preferred                 1,000.00         1,012.20             5.04             1.01
   Select                    1,000.00         1,010.90             5.63             1.13
 Principal LifeTime
 2010 Fund
   Advisors Preferred        1,000.00         1,031.30             3.49             0.69
   Advisors Select           1,000.00         1,030.30             4.39             0.87
   Advisors Signature        1,000.00         1,028.30             5.04             1.00
   Class J                   1,000.00         1,031.10             3.68             0.73
   Institutional             1,000.00         1,034.30             0.62             0.12
   Preferred                 1,000.00         1,033.30             1.93             0.38
   Select                    1,000.00         1,032.30             2.53             0.50
 Principal LifeTime
 2020 Fund
   Advisors Preferred        1,000.00         1,038.10             3.50             0.69
   Advisors Select           1,000.00         1,037.10             4.41             0.87
   Advisors Signature        1,000.00         1,035.90             5.06             1.00
   Class J                   1,000.00         1,038.00             3.69             0.73
   Institutional             1,000.00         1,041.20             0.62             0.12
   Preferred                 1,000.00         1,040.10             1.93             0.38
   Select                    1,000.00         1,039.20             2.54             0.50
 Principal LifeTime
 2030 Fund
   Advisors Preferred       $1,000.00        $1,040.80           $ 3.50             0.69%
   Advisors Select           1,000.00         1,039.80             4.41             0.87
   Advisors Signature        1,000.00         1,037.80             5.07             1.00
   Class J                   1,000.00         1,040.60             4.10             0.81
   Institutional             1,000.00         1,044.00             0.62             0.12
   Preferred                 1,000.00         1,042.90             1.94             0.38
   Select                    1,000.00         1,042.00             2.54             0.50
 Principal LifeTime
 2040 Fund
   Advisors Preferred        1,000.00         1,043.00             3.51             0.69
   Advisors Select           1,000.00         1,042.80             4.42             0.87
   Advisors Signature        1,000.00         1,039.80             5.07             1.00
   Class J                   1,000.00         1,041.80             4.46             0.88
   Institutional             1,000.00         1,046.00             0.62             0.12
   Preferred                 1,000.00         1,045.90             1.94             0.38
   Select                    1,000.00         1,044.10             2.55             0.50
 Principal LifeTime
 2050 Fund
   Advisors Preferred        1,000.00         1,046.00             3.50             0.69
   Advisors Select           1,000.00         1,044.90             4.41             0.87
   Advisors Signature        1,000.00         1,041.80             5.08             1.00
   Class J                   1,000.00         1,041.70             6.58             1.30
   Institutional             1,000.00         1,048.30             0.62             0.12
   Preferred                 1,000.00         1,047.10             1.94             0.38
   Select                    1,000.00         1,047.10             2.55             0.50
 Principal LifeTime
 Strategic Income Fund
   Advisors Preferred        1,000.00         1,025.90             3.48             0.69
   Advisors Select           1,000.00         1,024.90             4.38             0.87
   Advisors Signature        1,000.00         1,022.90             5.03             1.00
   Class J                   1,000.00         1,024.90             3.82             0.76
   Institutional             1,000.00         1,028.90             0.62             0.12
   Preferred                 1,000.00         1,027.90             1.92             0.38
   Select                    1,000.00         1,026.90             2.53             0.50
 Real Estate Securities
 Fund
   Advisors Preferred        1,000.00         1,085.00             7.34             1.42
   Advisors Select           1,000.00         1,083.90             8.27             1.60
   Advisors Signature        1,000.00         1,071.50             8.89             1.73
   Class J                   1,000.00         1,083.70             8.32             1.61
   Institutional             1,000.00         1,087.60             4.40             0.85
   Preferred                 1,000.00         1,086.60             5.74             1.11
   Select                    1,000.00         1,085.60             6.36             1.23
 SmallCap Blend Fund
   Advisors Preferred        1,000.00         1,041.20             6.68             1.32
   Advisors Select           1,000.00         1,039.90             7.59             1.50
   Advisors Signature        1,000.00         1,035.40             8.23             1.63
   Class J                   1,000.00         1,039.30             7.64             1.51
   Institutional             1,000.00         1,044.00             3.80             0.75
   Preferred                 1,000.00         1,042.90             5.12             1.01
   Select                    1,000.00         1,041.80             5.72             1.13
 SmallCap Growth Fund
   Advisors Preferred       $1,000.00        $  991.20           $ 6.52             1.32%
   Advisors Select           1,000.00           989.90             7.40             1.50
   Advisors Signature        1,000.00           984.70             8.02             1.63
   Class J                   1,000.00           989.40             8.04             1.63
   Institutional             1,000.00           992.50             3.71             0.75
   Preferred                 1,000.00           992.70             4.99             1.01
   Select                    1,000.00           991.30             5.58             1.13
 SmallCap S&P 600 Index
 Fund
   Advisors Preferred        1,000.00         1,021.70             3.61             0.72
   Advisors Select           1,000.00         1,020.30             4.51             0.90
   Advisors Signature        1,000.00         1,014.80             5.15             1.03
   Class J                   1,000.00         1,020.20             4.76             0.95
   Institutional             1,000.00         1,024.60             0.75             0.15
   Preferred                 1,000.00         1,023.20             2.06             0.41
   Select                    1,000.00         1,022.40             2.66             0.53
 SmallCap Value Fund
   Advisors Preferred        1,000.00         1,033.90             6.66             1.32
   Advisors Select           1,000.00         1,033.40             7.56             1.50
   Advisors Signature        1,000.00         1,026.30             8.19             1.63
   Class J                   1,000.00         1,032.70             7.71             1.53
   Institutional             1,000.00         1,036.60             3.79             0.75
   Preferred                 1,000.00         1,035.70             5.10             1.01
   Select                    1,000.00         1,034.50             5.70             1.13

* Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                               EXPENSES PAID
                             BEGINNING          ENDING         DURING PERIOD
                           ACCOUNT VALUE    ACCOUNT VALUE    DECEMBER 29, 2004     ANNUALIZED
                         DECEMBER 29, 2004  APRIL 30, 2005  TO APRIL 30, 2005**   EXPENSE RATIO
                         -----------------  --------------  -------------------  ---------------
 BASED ON ACTUAL RETURN
 High Yield Fund
   Institutional             $1,000.00        $  985.00            $2.17              0.65%
 Inflation Protection
 Fund
   Advisors Preferred         1,000.00         1,014.10             5.09              1.50
   Advisors Select            1,000.00         1,013.80             5.60              1.65
   Advisors Signature         1,000.00         1,013.60             6.17              1.82
   Class J                    1,000.00         1,015.40             4.65              1.37
   Institutional              1,000.00         1,017.00             3.30              0.97
   Preferred                  1,000.00         1,015.60             3.94              1.16
   Select                     1,000.00         1,015.40             4.45              1.31






 Partners LargeCap
 Value Fund II
   Advisors Preferred        $1,000.00        $  973.00            $4.72              1.42%
   Advisors Select            1,000.00           973.00             5.32              1.60
   Advisors Signature         1,000.00           972.00             5.75              1.73
   Institutional              1,000.00           975.00             2.83              0.85
   Preferred                  1,000.00           975.00             3.69              1.11
   Select                     1,000.00           974.00             4.09              1.23
 Partners MidCap Growth
 Fund II
   Advisors Preferred         1,000.00           950.00             5.16              1.57
   Advisors Select            1,000.00           949.00             5.75              1.75
   Advisors Signature         1,000.00           949.00             6.17              1.88
   Institutional              1,000.00           956.00             3.30              1.00
   Preferred                  1,000.00           951.00             4.14              1.26
   Select                     1,000.00           950.00             4.53              1.38

                          SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.
                                 APRIL 30, 2005
 -------------------------------------------------------------------------------


**Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 123/365 (to reflect the period since inception).

                                                           EXPENSES PAID
                           BEGINNING        ENDING         DURING PERIOD
                         ACCOUNT VALUE  ACCOUNT VALUE      MARCH 1, 2005        ANNUALIZED
                         MARCH 1, 2005  APRIL 30, 2005  TO APRIL 30, 2005***   EXPENSE RATIO
                         -------------  --------------  --------------------  ---------------
 BASED ON ACTUAL RETURN
 Partners Global Equity
 Fund
   Advisors Preferred      $1,000.00       $952.00             $2.48               1.52%
   Advisors Select          1,000.00        952.00              2.77               1.70
   Advisors Signature       1,000.00        952.00              2.98               1.83
   Institutional            1,000.00        953.00              1.55               0.95
   Preferred                1,000.00        953.00              1.97               1.21
   Select                   1,000.00        952.00              2.17               1.33



***Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since inception).

                                                               EXPENSES PAID
                            BEGINNING          ENDING          DURING PERIOD
                          ACCOUNT VALUE    ACCOUNT VALUE     NOVEMBER 1, 2004       ANNUALIZED
                         NOVEMBER 1, 2004  APRIL 30, 2005  TO APRIL 30, 2005****   EXPENSE RATIO
                         ----------------  --------------  ---------------------  ---------------
 BASED ON ASSUMED 5%
 RETURN
 Bond & Mortgage
 Securities Fund
   Advisors Preferred       $1,000.00        $1,018.32            $ 6.48               1.29%
   Advisors Select           1,000.00         1,017.41              7.38               1.47
   Advisors Signature        1,000.00         1,016.76              8.03               1.60
   Class J                   1,000.00         1,018.02              6.78               1.35
   Institutional             1,000.00         1,021.18              3.61               0.72
   Preferred                 1,000.00         1,019.87              4.92               0.98
   Select                    1,000.00         1,019.22              5.57               1.11


 Capital Preservation
 Fund
   Advisors Preferred       $1,000.00        $1,019.92            $ 4.87               0.97%
   Advisors Select           1,000.00         1,019.02              5.77               1.15
   Advisors Signature        1,000.00         1,018.37              6.43               1.28
   Class J                   1,000.00         10,18.92              5.87               1.17
   Institutional             1,000.00         1,022.79              2.01               0.40
   Preferred                 1,000.00         1,021.48              3.31               0.66
   Select                    1,000.00         1,020.88              3.92               0.78
 Disciplined LargeCap
 Blend Fund
   Advisors Preferred        1,000.00         1,018.92              5.87               1.17
   Advisors Select           1,000.00         1,018.02              6.78               1.35
   Advisors Signature        1,000.00         1,017.36              7.43               1.48
   Institutional             1,000.00         1,021.78              3.01               0.60
   Preferred                 1,000.00         1,020.48              4.32               0.86
   Select                    1,000.00         1,019.87              4.92               0.98
 Diversified
 International Fund
   Advisors Preferred        1,000.00         1,017.41              7.38               1.47
   Advisors Select           1,000.00         1,016.51              8.28               1.65
   Advisors Signature        1,000.00         1,015.86              8.94               1.78
   Class J                   1,000.00         1,016.26              8.53               1.70
   Institutional             1,000.00         1,020.28              4.52               0.90
   Preferred                 1,000.00         1,018.97              5.82               1.16
   Select                    1,000.00         1,018.37              6.43               1.28
 Government Securities
 Fund
   Advisors Preferred        1,000.00         1,019.92              4.87               0.97
   Advisors Select           1,000.00         1,019.02              5.77               1.15
   Advisors Signature        1,000.00         1,018.37              6.43               1.28
   Class J                   1,000.00         1,018.87              5.92               1.18
   Institutional             1,000.00         1,022.79              2.01               0.40
   Preferred                 1,000.00         1,021.48              3.31               0.66
   Select                    1,000.00         1,020.88              3.92               0.78
 High Quality
 Intermediate-Term Bond
 Fund
   Advisors Preferred        1,000.00         1,018.97              5.82               1.16
   Advisors Select           1,000.00         1,018.07              6.73               1.34
   Advisors Signature        1,000.00         1,017.31              7.48               1.49
   Class J                   1,000.00         1,018.02              6.78               1.35
   Institutional             1,000.00         1,021.28              3.51               0.70
   Preferred                 1,000.00         1,020.53              4.27               0.85
   Select                    1,000.00         1,019.87              4.92               0.98
 High Quality Long-Term
 Bond Fund
   Advisors Preferred        1,000.00         1,019.57              5.22               1.04
   Advisors Select           1,000.00         1,018.72              6.07               1.21
   Advisors Signature        1,000.00         1,018.02              6.78               1.35
   Class J                   1,000.00         1,018.02              6.78               1.35
   Institutional             1,000.00         1,022.59              2.21               0.44
   Preferred                 1,000.00         1,021.33              3.46               0.69
   Select                    1,000.00         1,020.58              4.22               0.84






 High Quality
 Short-Term Bond Fund
   Advisors Preferred       $1,000.00        $1,019.22            $ 5.57               1.11%
   Advisors Select           1,000.00         1,018.32              6.48               1.29
   Advisors Signature        1,000.00         1,017.62              7.18               1.43
   Class J                   1,000.00         1,018.32              6.48               1.29
   Institutional             1,000.00         1,021.33              3.46               0.69
   Preferred                 1,000.00         1,020.88              3.92               0.78
   Select                    1,000.00         1,019.32              5.47               1.09
 High Yield Fund
   Institutional             1,000.00         1,021.53              3.26               0.65
 Inflation Protection
 Fund
   Advisors Preferred        1,000.00         1,017.26              7.53               1.50
   Advisors Select           1,000.00         1,016.51              8.28               1.65
   Advisors Signature        1,000.00         1,015.66              9.14               1.82
   Class J                   1,000.00         1,017.92              6.88               1.37
   Institutional             1,000.00         1,019.92              4.87               0.97
   Preferred                 1,000.00         1,018.97              5.82               1.16
   Select                    1,000.00         1,018.22              6.58               1.31
 International Emerging
 Markets Fund
   Advisors Preferred        1,000.00         1,015.16              9.64               1.92
   Advisors Select           1,000.00         1,014.25             10.54               2.10
   Advisors Signature        1,000.00         1,013.60             11.20               2.23
   Class J                   1,000.00         1,013.70             11.10               2.21
   Institutional             1,000.00         1,018.02              6.78               1.35
   Preferred                 1,000.00         1,016.71              8.08               1.61
   Select                    1,000.00         1,016.11              8.69               1.73
 International Growth
 Fund
   Advisors Preferred        1,000.00         1,016.91              7.88               1.57
   Advisors Select           1,000.00         1,016.01              8.79               1.75
   Advisors Signature        1,000.00         1,015.36              9.44               1.88
   Class J                   1,000.00         1,015.56              9.24               1.84
   Institutional             1,000.00         1,019.77              5.02               1.00
   Preferred                 1,000.00         1,018.47              6.33               1.26
   Select                    1,000.00         1,017.87              6.93               1.38
 LargeCap Growth Fund
   Advisors Preferred        1,000.00         1,019.17              5.62               1.12
   Advisors Select           1,000.00         1,018.27              6.53               1.30
   Advisors Signature        1,000.00         1,017.62              7.18               1.43
   Class J                   1,000.00         1,017.41              7.38               1.47
   Institutional             1,000.00         1,022.03              2.76               0.55
   Preferred                 1,000.00         1,020.73              4.07               0.81
   Select                    1,000.00         1,020.13              4.67               0.93
 LargeCap S&P 500 Index
 Fund
   Advisors Preferred        1,000.00         1,021.18              3.61               0.72
   Advisors Select           1,000.00         1,020.28              4.52               0.90
   Advisors Signature        1,000.00         1,019.62              5.17               1.03
   Class J                   1,000.00         1,020.48              4.32               0.86
   Institutional             1,000.00         1,024.04              0.75               0.15
   Preferred                 1,000.00         1,022.74              2.06               0.41
   Select                    1,000.00         1,022.13              2.66               0.53



 LargeCap Value Fund
   Advisors Preferred       $1,000.00        $1,019.67            $ 5.12               1.02%
   Advisors Select           1,000.00         1,018.77              6.02               1.20
   Advisors Signature        1,000.00         1,018.12              6.68               1.33
   Class J                   1,000.00         1,018.32              6.48               1.29
   Institutional             1,000.00         1,022.54              2.26               0.45
   Preferred                 1,000.00         1,021.23              3.56               0.71
   Select                    1,000.00         1,020.63              4.17               0.83
 MidCap Blend Fund
   Advisors Preferred        1,000.00         1,018.67              6.12               1.22
   Advisors Select           1,000.00         1,017.77              7.03               1.40
   Advisors Signature        1,000.00         1,017.11              7.68               1.53
   Class J                   1,000.00         1,017.67              7.13               1.42
   Institutional             1,000.00         1,021.53              3.26               0.65
   Preferred                 1,000.00         1,020.23              4.57               0.91
   Select                    1,000.00         1,019.62              5.17               1.03
 MidCap Growth Fund
   Advisors Preferred        1,000.00         1,018.67              6.12               1.22
   Advisors Select           1,000.00         1,017.77              7.03               1.40
   Advisors Signature        1,000.00         1,017.11              7.68               1.53
   Class J                   1,000.00         1,016.81              7.98               1.59
   Institutional             1,000.00         1,021.53              3.26               0.65
   Preferred                 1,000.00         1,020.23              4.57               0.91
   Select                    1,000.00         1,019.62              5.17               1.03
 MidCap S&P 400 Index
 Fund
   Advisors Preferred        1,000.00         1,021.18              3.61               0.72
   Advisors Select           1,000.00         1,020.28              4.52               0.90
   Advisors Signature        1,000.00         1,019.62              5.17               1.03
   Class J                   1,000.00         1,019.87              4.92               0.98
   Institutional             1,000.00         1,024.04              0.75               0.15
   Preferred                 1,000.00         1,022.74              2.06               0.41
   Select                    1,000.00         1,022.13              2.66               0.53
 MidCap Value Fund
   Advisors Preferred        1,000.00         1,018.67              6.12               1.22
   Advisors Select           1,000.00         1,017.77              7.03               1.40
   Advisors Signature        1,000.00         1,017.01              7.78               1.55
   Class J                   1,000.00         1,017.67              7.13               1.42
   Institutional             1,000.00         1,021.53              3.26               0.65
   Preferred                 1,000.00         1,020.23              4.57               0.91
   Select                    1,000.00         1,019.62              5.17               1.03
 Money Market Fund
   Advisors Preferred        1,000.00         1,019.92              4.87               0.97
   Advisors Select           1,000.00         1,019.02              5.77               1.15
   Advisors Signature        1,000.00         1,018.37              6.43               1.28
   Class J                   1,000.00         1,018.72              6.07               1.21
   Institutional             1,000.00         1,022.79              2.01               0.40
   Preferred                 1,000.00         1,021.48              3.31               0.66
   Select                    1,000.00         1,020.88              3.92               0.78





 Partners Global Equity
 Fund
   Advisors Preferred       $1,000.00        $1,017.16            $ 7.63               1.52%
   Advisors Select           1,000.00         1,016.26              8.53               1.70
   Advisors Signature        1,000.00         1,015.61              9.19               1.83
   Institutional             1,000.00         1,020.03              4.77               0.95
   Preferred                 1,000.00         1,018.72              6.07               1.21
   Select                    1,000.00         1,018.12              6.68               1.33
 Partners International
 Fund
   Advisors Preferred        1,000.00         1,016.41              8.38               1.67
   Advisors Select           1,000.00         1,015.51              9.29               1.85
   Advisors Signature        1,000.00         1,014.85              9.94               1.98
   Institutional             1,000.00         1,019.27              5.52               1.10
   Preferred                 1,000.00         1,017.97              6.83               1.36
   Select                    1,000.00         1,017.36              7.43               1.48
 Partners LargeCap
 Blend Fund
   Advisors Preferred        1,000.00         1,018.17              6.63               1.32
   Advisors Select           1,000.00         1,017.26              7.53               1.50
   Advisors Signature        1,000.00         1,016.61              8.18               1.63
   Class J                   1,000.00         1,017.36              7.43               1.48
   Institutional             1,000.00         1,021.03              3.77               0.75
   Preferred                 1,000.00         1,019.72              5.07               1.01
   Select                    1,000.00         1,019.12              5.67               1.13
 Partners LargeCap
 Blend Fund I
   Advisors Preferred        1,000.00         1,019.67              5.12               1.02
   Advisors Select           1,000.00         1,018.77              6.02               1.20
   Advisors Signature        1,000.00         1,018.12              6.68               1.33
   Class J                   1,000.00         1,018.72              6.07               1.21
   Institutional             1,000.00         1,022.54              2.26               0.45
   Preferred                 1,000.00         1,021.23              3.56               0.71
   Select                    1,000.00         1,020.63              4.17               0.83
 Partners LargeCap
 Growth Fund
   Advisors Preferred        1,000.00         1,016.91              7.88               1.57
   Advisors Select           1,000.00         1,016.01              8.79               1.75
   Advisors Signature        1,000.00         1,015.36              9.44               1.88
   Class J                   1,000.00         1,016.01              8.79               1.75
   Institutional             1,000.00         1,019.77              5.02               1.00
   Preferred                 1,000.00         1,018.47              6.33               1.26
   Select                    1,000.00         1,017.87              6.93               1.38
 Partners LargeCap
 Growth Fund I
   Advisors Preferred        1,000.00         1,018.17              6.63               1.32
   Advisors Select           1,000.00         1,017.26              7.53               1.50
   Advisors Signature        1,000.00         1,016.61              8.18               1.63
   Class J                   1,000.00         1,016.36              8.43               1.68
   Institutional             1,000.00         1,021.03              3.77               0.75
   Preferred                 1,000.00         1,019.72              5.07               1.01
   Select                    1,000.00         1,019.12              5.67               1.13







 Partners LargeCap
 Growth Fund II
   Advisors Preferred       $1,000.00        $1,016.91            $ 7.88               1.57%
   Advisors Select           1,000.00         1,016.01              8.79               1.75
   Advisors Signature        1,000.00         1,015.36              9.44               1.88
   Class J                   1,000.00         1,016.01              8.79               1.75
   Institutional             1,000.00         1,019.77              5.02               1.00
   Preferred                 1,000.00         1,018.47              6.33               1.26
   Select                    1,000.00         1,017.87              6.93               1.38
 Partners LargeCap
 Value Fund
   Advisors Preferred        1,000.00         1,017.92              6.88               1.37
   Advisors Select           1,000.00         1,017.01              7.78               1.55
   Advisors Signature        1,000.00         1,016.36              8.43               1.68
   Class J                   1,000.00         1,017.06              7.73               1.54
   Institutional             1,000.00         1,020.78              4.02               0.80
   Preferred                 1,000.00         1,019.47              5.32               1.06
   Select                    1,000.00         1,018.87              5.92               1.18
 Partners LargeCap
 Value Fund I
   Advisors Preferred        1,000.00         1,017.92              6.88               1.37
   Advisors Select           1,000.00         1,017.01              7.78               1.55
   Advisors Signature        1,000.00         1,016.36              8.43               1.68
   Institutional             1,000.00         1,020.78              4.02               0.80
   Preferred                 1,000.00         1,019.47              5.32               1.06
   Select                    1,000.00         1,018.87              5.92               1.18
 Partners LargeCap
 Value Fund II
   Advisors Preferred        1,000.00         1,017.67              7.13               1.42
   Advisors Select           1,000.00         1,016.76              8.03               1.60
   Advisors Signature        1,000.00         1,016.11              8.69               1.73
   Institutional             1,000.00         1,020.53              4.27               0.85
   Preferred                 1,000.00         1,019.22              5.57               1.11
   Select                    1,000.00         1,018.62              6.18               1.23
 Partners MidCap Growth
 Fund
   Advisors Preferred        1,000.00         1,016.91              7.88               1.57
   Advisors Select           1,000.00         1,016.01              8.79               1.75
   Advisors Signature        1,000.00         1,015.36              9.44               1.88
   Class J                   1,000.00         1,015.11              9.69               1.93
   Institutional             1,000.00         1,019.77              5.02               1.00
   Preferred                 1,000.00         1,018.77              6.33               1.26
   Select                    1,000.00         1,017.87              6.93               1.38
 Partners MidCap Growth
 Fund I
   Advisors Preferred        1,000.00         1,016.91              7.88               1.57
   Advisors Select           1,000.00         1,016.01              8.79               1.75
   Advisors Signature        1,000.00         1,015.36              9.44               1.88
   Institutional             1,000.00         1,019.77              5.02               1.00
   Preferred                 1,000.00         1,018.47              6.33               1.26
   Select                    1,000.00         1,017.87              6.93               1.38
 Partners MidCap Growth
 Fund II
   Advisors Preferred        1,000.00         1,016.91              7.88               1.57
   Advisors Select           1,000.00         1,016.01              8.79               1.75
   Advisors Signature        1,000.00         1,015.36              9.44               1.88
   Institutional             1,000.00         1,019.77              5.02               1.00
   Preferred                 1,000.00         1,018.47              6.33               1.26
   Select                    1,000.00         1,017.87              6.93               1.38

 Partners MidCap Value
 Fund
   Advisors Preferred       $1,000.00        $1,016.91            $ 7.88               1.57%
   Advisors Select           1,000.00         1,016.01              8.79               1.75
   Advisors Signature        1,000.00         1,015.36              9.44               1.88
   Class J                   1,000.00         1,015.66              9.14               1.82
   Institutional             1,000.00         1,019.77              5.02               1.00
   Preferred                 1,000.00         1,018.47              6.33               1.26
   Select                    1,000.00         1,017.87              6.93               1.38
 Partners MidCap Value
 Fund I
   Advisors Preferred        1,000.00         1,016.91              7.88               1.57
   Advisors Select           1,000.00         1,016.01              8.79               1.75
   Advisors Signature        1,000.00         1,015.36              9.44               1.88
   Institutional             1,000.00         1,019.77              5.02               1.00
   Preferred                 1,000.00         1,018.47              6.33               1.26
   Select                    1,000.00         1,017.87              6.93               1.38
 Partners SmallCap
 Blend Fund
   Advisors Preferred        1,000.00         1,016.91              7.88               1.57
   Advisors Select           1,000.00         1,016.01              8.79               1.75
   Advisors Signature        1,000.00         1,015.36              9.44               1.88
   Institutional             1,000.00         1,019.77              5.02               1.00
   Preferred                 1,000.00         1,018.47              6.33               1.26
   Select                    1,000.00         1,017.87              6.93               1.38
 Partners SmallCap
 Growth Fund I
   Advisors Preferred        1,000.00         1,016.41              8.38               1.67
   Advisors Select           1,000.00         1,015.51              9.29               1.85
   Advisors Signature        1,000.00         1,014.85              9.94               1.98
   Class J                   1,000.00         1,014.50             10.29               2.05
   Institutional             1,000.00         1,019.27              5.52               1.10
   Preferred                 1,000.00         1,017.97              6.83               1.36
   Select                    1,000.00         1,017.36              7.43               1.48
 Partners SmallCap
 Growth Fund II
   Advisors Preferred        1,000.00         1,016.91              7.88               1.57
   Advisors Select           1,000.00         1,016.01              8.79               1.75
   Advisors Signature        1,000.00         1,015.36              9.44               1.88
   Class J                   1,000.00         1,014.50             10.29               2.05
   Institutional             1,000.00         1,019.77              5.02               1.00
   Preferred                 1,000.00         1,018.47              6.33               1.26
   Select                    1,000.00         1,017.87              6.93               1.38
 Partners SmallCap
 Growth Fund III
   Advisors Preferred        1,000.00         1,016.41              8.38               1.67
   Advisors Select           1,000.00         1,015.51              9.29               1.85
   Advisors Signature        1,000.00         1,014.85              9.94               1.98
   Institutional             1,000.00         1,019.27              5.52               1.10
   Preferred                 1,000.00         1,017.97              6.83               1.36
   Select                    1,000.00         1,017.36              7.43               1.48
 Partners SmallCap
 Value Fund
   Advisors Preferred        1,000.00         1,016.91              7.88               1.57
   Advisors Select           1,000.00         1,016.01              8.79               1.75
   Advisors Signature        1,000.00         1,015.36              9.44               1.88
   Class J                   1,000.00         1,015.00              9.79               1.95
   Institutional             1,000.00         1,019.77              5.02               1.00
   Preferred                 1,000.00         1,018.47              6.33               1.26
   Select                    1,000.00         1,017.87              6.93               1.38
 Partners SmallCap
 Value Fund I
   Advisors Preferred       $1,000.00        $1,016.91            $ 7.88               1.57%
   Advisors Select           1,000.00         1,016.01              8.79               1.75
   Advisors Signature        1,000.00         1,015.36              9.44               1.88
   Institutional             1,000.00         1,019.77              5.02               1.00
   Preferred                 1,000.00         1,018.42              6.38               1.27
   Select                    1,000.00         1,017.87              6.93               1.38
 Partners SmallCap
 Value Fund II
   Advisors Preferred        1,000.00         1,016.91              7.88               1.57
   Advisors Select           1,000.00         1,016.01              8.79               1.75
   Advisors Signature        1,000.00         1,015.36              9.44               1.88
   Institutional             1,000.00         1,019.77              5.02               1.00
   Preferred                 1,000.00         1,018.47              6.33               1.26
   Select                    1,000.00         1,017.87              6.93               1.38
 Preferred Securities
 Fund
   Advisors Preferred        1,000.00         1,018.16              6.63               1.32
   Advisors Select           1,000.00         1,017.26              7.53               1.50
   Advisors Signature        1,000.00         1,016.61              8.18               1.63
   Class J                   1,000.00         1,016.76              8.03               1.60
   Institutional             1,000.00         1,021.03              3.77               0.75
   Preferred                 1,000.00         1,019.72              5.07               1.01
   Select                    1,000.00         1,019.12              5.67               1.13
 Principal LifeTime
 2010 Fund
   Advisors Preferred        1,000.00         1,021.32              3.48               0.69
   Advisors Select           1,000.00         1,020.41              4.38               0.87
   Advisors Signature        1,000.00         1,019.76              5.03               1.00
   Class J                   1,000.00         1,021.13              3.66               0.73
   Institutional             1,000.00         1,024.18              0.61               0.12
   Preferred                 1,000.00         1,022.87              1.92               0.38
   Select                    1,000.00         1,022.27              2.52               0.50
 Principal LifeTime
 2020 Fund
   Advisors Preferred        1,000.00         1,021.32              3.48               0.69
   Advisors Select           1,000.00         1,020.41              4.38               0.87
   Advisors Signature        1,000.00         1,019.76              5.03               1.00
   Class J                   1,000.00         1,021.13              3.66               0.73
   Institutional             1,000.00         1,024.18              0.61               0.12
   Preferred                 1,000.00         1,022.87              1.92               0.38
   Select                    1,000.00         1,022.27              2.52               0.50
 Principal LifeTime
 2030 Fund
   Advisors Preferred        1,000.00         1,021.32              3.48               0.69
   Advisors Select           1,000.00         1,020.41              4.38               0.87
   Advisors Signature        1,000.00         1,019.76              5.03               1.00
   Class J                   1,000.00         1,020.73              4.07               0.81
   Institutional             1,000.00         1,024.48              0.61               0.12
   Preferred                 1,000.00         1,022.87              1.92               0.38
   Select                    1,000.00         1,022.27              2.52               0.50







 Principal LifeTime
 2040 Fund
   Advisors Preferred       $1,000.00        $1,021.32            $ 3.48               0.69%
   Advisors Select           1,000.00         1,020.41              4.38               0.87
   Advisors Signature        1,000.00         1,019.76              5.03               1.00
   Class J                   1,000.00         1,020.38              4.42               0.88
   Institutional             1,000.00         1,024.18              0.61               0.12
   Preferred                 1,000.00         1,022.87              1.92               0.38
   Select                    1,000.00         1,022.27              2.52               0.50
 Principal LifeTime
 2050 Fund
   Advisors Preferred        1,000.00         1,021.33              3.46               0.69
   Advisors Select           1,000.00         1,020.43              4.37               0.87
   Advisors Signature        1,000.00         1,019.76              5.03               1.00
   Class J                   1,000.00         1,018.27              6.53               1.30
   Institutional             1,000.00         1,024.18              0.61               0.12
   Preferred                 1,000.00         1,022.87              1.92               0.38
   Select                    1,000.00         1,022.27              2.52               0.50
 Principal LifeTime
 Strategic Income Fund
   Advisors Preferred        1,000.00         1,021.32              3.48               0.69
   Advisors Select           1,000.00         1,020.41              4.38               0.87
   Advisors Signature        1,000.00         1,019.76              5.03               1.00
   Class J                   1,000.00         1,020.98              3.82               0.76
   Institutional             1,000.00         1,024.18              0.61               0.12
   Preferred                 1,000.00         1,022.87              1.92               0.38
   Select                    1,000.00         1,022.27              2.52               0.50
 Real Estate Securities
 Fund
   Advisors Preferred        1,000.00         1,017.67              7.13               1.42
   Advisors Select           1,000.00         1,016.76              8.03               1.60
   Advisors Signature        1,000.00         1,016.11              8.69               1.73
   Class J                   1,000.00         1,016.71              8.08               1.61
   Institutional             1,000.00         1,020.53              4.27               0.85
   Preferred                 1,000.00         1,019.22              5.57               1.11
   Select                    1,000.00         1,018.62              6.18               1.23
 SmallCap Blend Fund
   Advisors Preferred        1,000.00         1,018.17              6.63               1.32
   Advisors Select           1,000.00         1,017.26              7.53               1.50
   Advisors Signature        1,000.00         1,016.61              8.18               1.63
   Class J                   1,000.00         1,017.21              7.58               1.51
   Institutional             1,000.00         1,021.03              3.77               0.75
   Preferred                 1,000.00         1,019.72              5.07               1.01
   Select                    1,000.00         1,019.12              5.67               1.13
 SmallCap Growth Fund
   Advisors Preferred        1,000.00         1,018.17              6.63               1.32
   Advisors Select           1,000.00         1,017.26              7.53               1.50
   Advisors Signature        1,000.00         1,016.61              8.18               1.63
   Class J                   1,000.00         1,016.61              8.18               1.63
   Institutional             1,000.00         1,021.03              3.77               0.75
   Preferred                 1,000.00         1,019.72              5.07               1.01
   Select                    1,000.00         1,019.12              5.67               1.13





 SmallCap S&P 600 Index
 Fund
   Advisors Preferred       $1,000.00        $1,021.18            $ 3.61               0.72%
   Advisors Select           1,000.00         1,020.28              4.52               0.90
   Advisors Signature        1,000.00         1,019.62              5.17               1.03
   Class J                   1,000.00         1,020.03              4.77               0.95
   Institutional             1,000.00         1,024.04              0.75               0.15
   Preferred                 1,000.00         1,022.74              2.06               0.41
   Select                    1,000.00         1,022.13              2.66               0.53
 SmallCap Value Fund
   Advisors Preferred        1,000.00         1,018.17              6.63               1.32
   Advisors Select           1,000.00         1,017.26              7.53               1.50
   Advisors Signature        1,000.00         1,016.61              8.18               1.63
   Class J                   1,000.00         1,017.11              7.68               1.53
   Institutional             1,000.00         1,021.03              3.77               0.75
   Preferred                 1,000.00         1,019.72              5.07               1.01
   Select                    1,000.00         1,019.12              5.67               1.13

                          SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.
                                 APRIL 30, 2005
 -------------------------------------------------------------------------------

                          SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.
                                 APRIL 30, 2005
 -------------------------------------------------------------------------------

                          SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.
                                 APRIL 30, 2005
 -------------------------------------------------------------------------------

                          SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.
                                 APRIL 30, 2005
 -------------------------------------------------------------------------------

                          SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.
                                 APRIL 30, 2005
 -------------------------------------------------------------------------------

                          SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.
                                 APRIL 30, 2005
 -------------------------------------------------------------------------------

                          SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.
                                 APRIL 30, 2005
 -------------------------------------------------------------------------------

                          SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.
                                 APRIL 30, 2005
 -------------------------------------------------------------------------------

                          SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.
                                 APRIL 30, 2005
 -------------------------------------------------------------------------------
****Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                              BOND & MORTGAGE    CAPITAL        DISCIPLINED
                                SECURITIES     PRESERVATION       LARGECAP
                                   FUND            FUND       BLEND FUND /(B)/
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ......................  $1,064,402,664   $ 85,265,852     $373,397,074
                              ==============   ============     ============
ASSETS
Investment in securities--at
 value......................  $1,068,066,059   $ 85,265,852     $382,735,341
Cash........................       3,186,689          4,140           18,028
Receivables:
 Capital Shares sold........       4,347,101             --          233,448
 Dividends and interest.....       8,060,343         51,623          314,475
 Investment securities sold.      28,708,323             --        2,329,489
 Litigation.................          15,517             --               --
 Unrealized gain on swap
  agreements................         848,752             --               --
 Variation margin on futures
  contracts.................              --             --           11,850
                              --------------   ------------     ------------
                Total Assets   1,113,232,784     85,321,615      385,642,631
LIABILITIES
Accrued management and
 investment advisory fees...          78,457          4,682           29,529
Accrued administrative
 service fees...............           3,175            909                3
Accrued distribution fees...          18,683          4,259                4
Accrued service fees........           3,969          1,073                4
Accrued transfer and
 administrative fees........          93,312         16,883               --
Accrued other expenses......           2,835         11,477               --
Payables:
 Capital Shares reacquired..             834         24,259               --
 Dividends payable..........       3,924,163             --               --
 Investment securities
  purchased.................     146,142,636             --       23,250,743
 Reverse repurchase
  agreements................      76,540,745             --               --
 Unrealized loss on swap
  agreements................           2,650             --               --
                              --------------   ------------     ------------
           Total Liabilities     226,811,459         63,542       23,280,283
                              --------------   ------------     ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.........  $  886,421,325   $ 85,258,073     $362,362,348
                              ==============   ============     ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional paid-in-capital.  $  882,198,699   $ 85,258,073     $348,297,038
Accumulated undistributed
 (overdistributed) net
 investment income
 (operating loss)...........        (207,513)            --        1,078,361
Accumulated undistributed
 (overdistributed) net
 realized gain (loss).......         (79,358)            --        3,648,057
Net unrealized appreciation
 (depreciation) of
 investments................       4,509,497             --        9,338,892
                              --------------   ------------     ------------
            Total Net Assets  $  886,421,325   $ 85,258,073     $362,362,348
                              ==============   ============     ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized...........     258,000,000    505,000,000      225,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets.....................  $   34,311,697   $ 26,734,138     $     21,234
  Shares issued and
 outstanding................       3,189,059     26,734,138            1,590
  Net asset value per share.  $        10.76   $       1.00     $      13.35
                              ==============   ============     ============

Advisors Select: Net Assets.  $   35,010,644   $ 10,698,842     $     61,655
  Shares issued and
 outstanding................       3,262,170     10,698,842            4,628
  Net asset value per share.  $        10.73   $       1.00     $      13.32
                              ==============   ============     ============

Advisors Signature: Net
 Assets.....................  $      218,104   $     10,055     $     10,340
  Shares issued and
 outstanding................          20,208         10,055              772
  Net asset value per share.  $        10.79   $       1.00     $      13.39
                              ==============   ============     ============

Class J: Net Assets.........  $  188,152,458   $ 41,818,967              N/A
  Shares issued and
 outstanding................      17,348,418     41,818,967
  Net asset value per share
 /(a)/ .....................  $        10.85   $       1.00
                              ==============   ============

Institutional: Net Assets...  $  564,321,685   $  1,988,059     $362,249,445
  Shares issued and
 outstanding................      52,248,444      1,988,059       26,948,083
  Net asset value per share.  $        10.80   $       1.00     $      13.44
                              ==============   ============     ============

Preferred: Net Assets.......  $   57,325,968   $  2,240,008     $      9,893
  Shares issued and
 outstanding................       5,323,514      2,240,008              738
  Net asset value per share.  $        10.77   $       1.00     $      13.41
                              ==============   ============     ============

Select: Net Assets..........  $    7,080,769   $  1,768,004     $      9,781
  Shares issued and
 outstanding................         650,216      1,768,004              731
  Net asset value per share.  $        10.89   $       1.00     $      13.38
                              ==============   ============     ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(b) /Effective March 1, 2005, LargeCap Blend Fund I changed its name to
  Disciplined LargeCap Blend Fund.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                      HIGH QUALITY
                              DIVERSIFIED           GOVERNMENT      INTERMEDIATE-TERM
                        INTERNATIONAL FUND /(B)/  SECURITIES FUND       BOND FUND
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..        $120,159,203         $162,970,430       $102,996,181
                              ============         ============       ============
FOREIGN CURRENCY--AT
 COST ................        $     19,826         $         --       $         --
                              ============         ============       ============
ASSETS
Investment in
 securities--at value.        $130,585,438         $163,230,698       $103,598,804
Foreign currency--at
 value................              20,274                   --                 --
Cash..................              66,745               14,554             15,574
Receivables:
 Capital Shares sold..              62,018              468,893              7,042
 Dividends and
  interest............             768,050              643,986            740,491
 Investment securities
  sold................           1,734,154            4,450,565          1,754,810
 Litigation...........                  --                   --             31,221
 Unrealized gain on
  swap agreements.....                  --                   --             93,482
Prepaid expenses......                  --                   --              1,025
                              ------------         ------------       ------------
          Total Assets         133,236,679          168,808,696        106,242,449
LIABILITIES
Accrued management and
 investment advisory
 fees.................              16,299                6,899              4,771
Accrued administrative
 service fees.........                 597                  387              1,187
Accrued distribution
 fees.................               6,111                7,743              3,014
Accrued service fees..                 743                  485              1,432
Accrued transfer and
 administrative fees..              32,912               43,102             15,490
Accrued other expenses                 625                6,309                 --
Payables:
 Capital Shares
  reacquired..........                  --                1,692            774,643
 Dividends Payable....                  --              354,160                 --
 Investment securities
  purchased...........           1,480,617           42,253,906          9,098,398
 Reverse repurchase
  agreements..........                  --                   --          9,847,144
 Unrealized loss on
  swap agreements.....                  --                   --                227
                              ------------         ------------       ------------
     Total Liabilities           1,537,904           42,674,683         19,746,306
                              ------------         ------------       ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES        $131,698,775         $126,134,013       $ 86,496,143
                              ============         ============       ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......        $114,897,840         $127,524,510       $ 85,423,208
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....             638,779               19,337            398,160
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).           5,729,361           (1,670,102)           (21,103)
Net unrealized
 appreciation
 (depreciation) of
 investments..........          10,426,235              260,268            695,878
Net unrealized
 appreciation
 (depreciation) on
 translation of assets
 and liabilities in
 foreign currencies...               6,560                   --                 --
                              ------------         ------------       ------------
      Total Net Assets        $131,698,775         $126,134,013       $ 86,496,143
                              ============         ============       ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....         465,000,000          225,000,000        225,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........        $  8,867,454         $  3,344,370       $ 36,812,840
  Shares issued and
 outstanding..........             887,255              326,830          3,493,159
  Net asset value per
 share................        $       9.99         $      10.23       $      10.54
                              ============         ============       ============

Advisors Select: Net
 Assets...............        $  6,528,260         $  6,562,476       $  2,475,034
  Shares issued and
 outstanding..........             657,668              641,469            235,208
  Net asset value per
 share................        $       9.93         $      10.23       $      10.52
                              ============         ============       ============

Advisors Signature:
 Net Assets...........        $     92,855         $     63,975       $      9,934
  Shares issued and
 outstanding..........               9,292                6,226                935
  Net asset value per
 share................        $       9.99         $      10.28       $      10.62
                              ============         ============       ============

Class J: Net Assets...        $ 80,131,964         $107,260,866       $ 23,825,420
  Shares issued and
 outstanding..........           8,059,794           10,408,059          2,248,611
  Net asset value per
 share /(a)/..........        $       9.94         $      10.31       $      10.60
                              ============         ============       ============

Institutional: Net
 Assets...............        $ 21,106,045         $     10,029       $    326,721
  Shares issued and
 outstanding..........           2,104,813                  976             30,720
  Net asset value per
 share................        $      10.03         $      10.28       $      10.64
                              ============         ============       ============

Preferred: Net Assets.        $ 13,232,404         $  7,382,394       $ 22,971,637
  Shares issued and
 outstanding..........           1,320,095              719,920          2,175,735
  Net asset value per
 share................        $      10.02         $      10.25       $      10.56
                              ============         ============       ============

Select: Net Assets....        $  1,739,793         $  1,509,903       $     74,557
  Shares issued and
 outstanding..........             171,707              147,272              7,074
  Net asset value per
 share................        $      10.13         $      10.25       $      10.54
                              ============         ============       ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(b) /Effective March 1, 2005, International Fund I changed its name to
  Diversified International Fund.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                    HIGH QUALITY  HIGH QUALITY
                                     LONG-TERM     SHORT-TERM      HIGH YIELD
                                     BOND FUND      BOND FUND         FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST   $ 15,264,789  $ 59,684,356    $38,493,214
                                    ============  ============    ===========
ASSETS
Investment in securities--at value  $ 15,817,413  $ 59,166,047    $37,540,144
Cash..............................        10,700         7,895      6,667,323
Receivables:
 Capital Shares sold..............         8,301       179,550        137,592
 Dividends and interest...........       144,496       450,969        858,108
 Expense reimbursement from
  Manager.........................           111            --             --
 Investment securities sold.......        76,844       186,348             --
 Litigation.......................        33,210        78,685             --
 Unrealized gain on swap
  agreements......................         9,514        34,462             --
Prepaid expenses..................         3,151            --             --
                                    ------------  ------------    -----------
                      Total Assets    16,103,740    60,103,956     45,203,167
LIABILITIES
Accrued management and investment
 advisory fees....................           998         2,984          4,002
Accrued administrative service
 fees.............................           118           130             --
Accrued distribution fees.........         1,067         3,176             --
Accrued service fees..............           146           167             --
Accrued transfer and
 administrative fees..............         5,701        19,407             --
Accrued other expenses............            --         1,835             --
Payables:
 Capital Shares reacquired........            --         2,469             --
 Dividends payable................            --       163,000             --
 Investment securities purchased..       344,039     1,945,143      1,107,250
 Reverse repurchase agreements....       513,833     3,436,477             --
                                    ------------  ------------    -----------
                 Total Liabilities       865,902     5,574,788      1,111,252
                                    ------------  ------------    -----------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES...............  $ 15,237,838  $ 54,529,168    $44,091,915
                                    ============  ============    ===========

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..................  $ 14,509,064  $ 55,208,218    $44,791,860
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)..........        85,868       (17,494)       293,775
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)......................        80,768      (177,709)       (40,650)
Net unrealized appreciation
 (depreciation) of investments....       562,138      (483,847)      (953,070)
                                    ------------  ------------    -----------
                  Total Net Assets  $ 15,237,838  $ 54,529,168    $44,091,915
                                    ============  ============    ===========
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized.................   225,000,000   225,000,000     25,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets....  $    312,230  $  1,488,568            N/A
  Shares issued and outstanding...        29,597       146,774
  Net asset value per share.......  $      10.55  $      10.14
                                    ============  ============

Advisors Select: Net Assets.......  $  2,727,799  $    120,563            N/A
  Shares issued and outstanding...       258,461        11,981
  Net asset value per share.......  $      10.55  $      10.06
                                    ============  ============

Advisors Signature: Net Assets....  $      9,890  $      9,868            N/A
  Shares issued and outstanding...           917           978
  Net asset value per share.......  $      10.79  $      10.09
                                    ============  ============

Class J: Net Assets...............  $ 11,133,970  $ 45,411,304            N/A
  Shares issued and outstanding...     1,040,473     4,496,275
  Net asset value per share /(a)/   $      10.70  $      10.10
                                    ============  ============

Institutional: Net Assets.........  $     10,426  $  1,248,146    $44,091,915
  Shares issued and outstanding...           965       123,694      4,476,572
  Net asset value per share.......  $      10.80  $      10.09    $      9.85
                                    ============  ============    ===========

Preferred: Net Assets.............  $    541,076  $  5,593,151            N/A
  Shares issued and outstanding...        51,267       554,895
  Net asset value per share.......  $      10.55  $      10.08
                                    ============  ============

Select: Net Assets................  $    502,447  $    657,568            N/A
  Shares issued and outstanding...        47,604        65,687
  Net asset value per share.......  $      10.55  $      10.01
                                    ============  ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                             INTERNATIONAL
                               INFLATION       EMERGING        INTERNATIONAL
                            PROTECTION FUND  MARKETS FUND    GROWTH FUND /(B)/
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST......   $ 60,286,106    $ 52,431,240     $589,757,452
                             ============    ============     ============
FOREIGN CURRENCY--AT COST    $         --    $    104,227     $         --
                             ============    ============     ============
ASSETS
Investment in
 securities--at value.....   $ 61,053,692    $ 54,649,060     $633,003,432/(c)/
Foreign currency--at value             --         105,059               --
Cash......................         31,521          40,443           21,664
Receivables:
 Capital Shares sold......        309,915         144,915          720,763
 Dividends and interest...        386,595         193,397        2,033,278
 Expense reimbursement
  from Manager............            797              --               --
 Investment securities
  sold....................      1,777,500       1,625,454               --
Prepaid expenses..........          9,804           4,132            4,143
                             ------------    ------------     ------------
              Total Assets     63,569,824      56,762,460      635,783,280
LIABILITIES
Accrued management and
 investment advisory fees.          2,685          10,411           71,708
Accrued administrative
 service fees.............              1             254              484
Accrued distribution fees.             95           3,213            2,816
Accrued service fees......              1             311              584
Accrued transfer and
 administrative fees......          3,247          12,356            4,773
Payables:
 Dividends payable........        217,376              --               --
 Indebtedness.............      1,800,000              --               --
 Investment securities
  purchased...............             --         506,648               --
 Reverse repurchase
  agreements..............     12,314,511              --               --
Collateral obligation on
 securities loaned, at
 value....................             --              --      111,794,369
                             ------------    ------------     ------------
         Total Liabilities     14,337,916         533,193      111,874,734
                             ------------    ------------     ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.......   $ 49,231,908    $ 56,229,267     $523,908,546
                             ============    ============     ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital..........   $ 48,418,771    $ 47,125,142     $437,783,109
Accumulated undistributed
 (overdistributed) net
 investment income
 (operating loss).........         46,597         156,321        3,566,730
Accumulated undistributed
 (overdistributed) net
 realized gain (loss).....         (1,046)      6,726,782       39,302,700
Net unrealized
 appreciation
 (depreciation) of
 investments..............        767,586       2,217,820       43,245,980
Net unrealized
 appreciation
 (depreciation) on
 translation of assets and
 liabilities in foreign
 currencies...............             --           3,202           10,027
                             ------------    ------------     ------------
          Total Net Assets   $ 49,231,908    $ 56,229,267     $523,908,546
                             ============    ============     ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized.........    530,000,000     225,000,000      255,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets...................   $     12,142    $  4,303,340     $  6,143,879
  Shares issued and
 outstanding..............          1,203         264,775          588,277
  Net asset value per
 share....................   $      10.09    $      16.25     $      10.44
                             ============    ============     ============

Advisors Select: Net
 Assets...................   $     10,094    $  2,142,495     $  6,840,184
  Shares issued and
 outstanding..............          1,000         132,380          684,866
  Net asset value per
 share....................   $      10.09    $      16.18     $       9.99
                             ============    ============     ============

Advisors Signature: Net
 Assets...................   $     10,091    $     10,711     $     10,051
  Shares issued and
 outstanding..............          1,000             657              989
  Net asset value per
 share....................   $      10.09    $      16.30     $      10.16
                             ============    ============     ============

Class J: Net Assets.......   $  1,421,053    $ 43,076,714     $ 32,667,293
  Shares issued and
 outstanding..............        140,719       2,690,525        3,257,815
  Net asset value per
 share /(a)/..............   $      10.10    $      16.01     $      10.03
                             ============    ============     ============

Institutional: Net Assets.   $ 47,758,325    $    133,093     $467,505,874
  Shares issued and
 outstanding..............      4,725,190           8,127       45,827,736
  Net asset value per
 share....................   $      10.11    $      16.38     $      10.20
                             ============    ============     ============

Preferred: Net Assets.....   $     10,103    $  4,517,704     $  4,192,532
  Shares issued and
 outstanding..............          1,000         275,957          413,717
  Net asset value per
 share....................   $      10.10    $      16.37     $      10.13
                             ============    ============     ============

Select: Net Assets........   $     10,100    $  2,045,210     $  6,548,733
  Shares issued and
 outstanding..............          1,000         125,156          647,732
  Net asset value per
 share....................   $      10.10    $      16.34     $      10.11
                             ============    ============     ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(b) /Effective March 1, 2005, International Fund II changed its name to
  International Growth Fund.
/(c) /Includes fair market value of securities loaned, see "Securities Lending"
  in Notes to Financial Statements.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                    LARGECAP
                                      LARGECAP    S&P 500 INDEX     LARGECAP
                                    GROWTH FUND       FUND         VALUE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Investment in affiliated
 securities--at cost..............  $         --  $    537,580    $         --
Investment in securities--at cost.   188,335,423   553,338,028     158,337,995
                                    ------------  ------------    ------------
TOTAL INVESTMENTS--AT COST .......  $188,335,423  $553,875,608    $158,337,995
                                    ============  ============    ============
ASSETS
Investment in affiliated
 securities--at value.............  $         --  $    626,413    $         --
Investment in securities--at value   192,136,577   591,024,987     166,358,376
Cash..............................        12,424        16,012          11,938
Receivables:
 Capital Shares sold..............        78,877     2,568,667         108,565
 Dividends and interest...........        80,574       714,031         215,617
 Investment securities sold.......     4,191,661       284,441         259,546
 Variation margin on futures
  contracts.......................            --       304,150          99,600
Prepaid expenses..................         2,502            --           4,232
                                    ------------  ------------    ------------
                      Total Assets   196,502,615   595,538,701     167,057,874
LIABILITIES
Accrued management and investment
 advisory fees....................        14,805        12,133          10,243
Accrued administrative service
 fees.............................           125         5,995             118
Accrued distribution fees.........         1,275        25,002           1,598
Accrued service fees..............           151         7,452             154
Accrued transfer and
 administrative fees..............         8,085        84,193          11,133
Accrued other expenses............            --         9,349              --
Payables:
 Capital Shares reacquired........            --         1,381              --
 Investment securities purchased..       450,311       188,601              --
                                    ------------  ------------    ------------
                 Total Liabilities       474,752       334,106          23,246
                                    ------------  ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES...............  $196,027,863  $595,204,595    $167,034,628
                                    ============  ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..................  $187,938,526  $558,748,120    $154,034,152
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)..........       178,540     1,977,889         760,978
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)......................     4,109,643    (2,640,067)      4,312,742
Net unrealized appreciation
 (depreciation) of investments....     3,801,154    37,118,653       7,926,756
                                    ------------  ------------    ------------
                  Total Net Assets  $196,027,863  $595,204,595    $167,034,628
                                    ============  ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized.................   330,000,000   278,000,000     225,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets....  $    525,223  $102,305,446    $    161,489
  Shares issued and outstanding...        80,127    12,389,799          14,994
  Net asset value per share.......  $       6.55  $       8.26    $      10.77
                                    ============  ============    ============

Advisors Select: Net Assets.......  $    545,402  $ 54,769,520    $  1,932,932
  Shares issued and outstanding...        86,753     6,644,841         179,111
  Net asset value per share.......  $       6.29  $       8.24    $      10.79
                                    ============  ============    ============

Advisors Signature: Net Assets....  $     10,329  $    487,748    $     10,095
  Shares issued and outstanding...         1,642        59,316             936
  Net asset value per share.......  $       6.29  $       8.22    $      10.79
                                    ============  ============    ============

Class J: Net Assets...............  $ 17,126,823  $279,013,527    $ 22,194,427
  Shares issued and outstanding...     2,816,166    34,133,779       2,070,076
  Net asset value per share /(a)/   $       6.08  $       8.17    $      10.72
                                    ============  ============    ============

Institutional: Net Assets.........  $172,075,251  $    474,472    $138,673,151
  Shares issued and outstanding...    27,268,211        57,513      12,804,776
  Net asset value per share.......  $       6.31  $       8.25    $      10.83
                                    ============  ============    ============

Preferred: Net Assets.............  $  2,034,118  $141,389,170    $  4,046,326
  Shares issued and outstanding...       318,370    16,983,241         373,326
  Net asset value per share.......  $       6.39  $       8.33    $      10.84
                                    ============  ============    ============

Select: Net Assets................  $  3,710,717  $ 16,764,712    $     16,208
  Shares issued and outstanding...       572,145     2,023,878           1,503
  Net asset value per share.......  $       6.49  $       8.28    $      10.78
                                    ============  ============    ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                     MIDCAP
                                       MIDCAP        MIDCAP         S&P 400
                                     BLEND FUND    GROWTH FUND     INDEX FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST   $111,222,448  $ 16,018,473    $ 66,981,389
                                    ============  ============    ============
ASSETS
Investment in securities--at value  $118,526,841  $ 15,688,786    $ 74,748,057
Cash..............................        10,467       158,129          10,703
Receivables:
 Capital Shares sold..............        74,187         1,828          91,868
 Dividends and interest...........        51,395         1,733          40,223
 Investment securities sold.......       441,655       619,126         674,190
    Variation margin on futures
 contracts........................            --            --          37,125
Prepaid expenses..................           653         1,295           3,526
                                    ------------  ------------    ------------
                      Total Assets   119,105,198    16,470,897      75,605,692
LIABILITIES
Accrued management and investment
 advisory fees....................        10,531         1,483           1,552
Accrued administrative service
 fees.............................           413            25           1,003
Accrued distribution fees.........         6,740         1,106           2,480
Accrued service fees..............           526            31           1,264
Accrued transfer and
 administrative fees..............        24,371        11,317           9,973
Payables:
 Capital Shares reacquired........           656        11,829              --
 Investment securities purchased..       784,142       113,258         108,521
                                    ------------  ------------    ------------
                 Total Liabilities       827,379       139,049         124,793
                                    ------------  ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES...............  $118,277,819  $ 16,331,848    $ 75,480,899
                                    ============  ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..................  $106,800,279  $ 18,093,584    $ 66,352,360
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)..........       505,026      (100,535)        205,848
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)......................     3,668,121    (1,331,514)      1,301,023
Net unrealized appreciation
 (depreciation) of investments....     7,304,393      (329,687)      7,621,668
                                    ------------  ------------    ------------
                  Total Net Assets  $118,277,819  $ 16,331,848    $ 75,480,899
                                    ============  ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized.................   225,000,000   225,000,000     225,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets....  $  3,397,780  $    125,147    $ 11,505,890
  Shares issued and outstanding...       271,010        22,368         934,837
  Net asset value per share.......  $      12.54  $       5.59    $      12.31
                                    ============  ============    ============

Advisors Select: Net Assets.......  $  2,211,226  $    696,694    $ 11,298,438
  Shares issued and outstanding...       177,216       125,628         920,202
  Net asset value per share.......  $      12.48  $       5.55    $      12.28
                                    ============  ============    ============

Advisors Signature: Net Assets....  $    111,010  $     10,122    $     18,961
  Shares issued and outstanding...         8,868         1,862           1,561
  Net asset value per share.......  $      12.52  $       5.44    $      12.15
                                    ============  ============    ============

Class J: Net Assets...............  $ 94,684,108  $ 15,325,015    $ 22,832,818
  Shares issued and outstanding...     7,655,159     2,929,514       1,901,104
  Net asset value per share /(a)/   $      12.37  $       5.23    $      12.01
                                    ============  ============    ============

Institutional: Net Assets.........  $     11,083  $      9,614    $    196,853
  Shares issued and outstanding...           882         1,761          16,155
  Net asset value per share.......  $      12.57  $       5.46    $      12.19
                                    ============  ============    ============

Preferred: Net Assets.............  $ 14,747,481  $     75,606    $ 25,765,384
  Shares issued and outstanding...     1,172,839        13,333       2,085,060
  Net asset value per share.......  $      12.57  $       5.67    $      12.36
                                    ============  ============    ============

Select: Net Assets................  $  3,115,131  $     89,650    $  3,862,555
  Shares issued and outstanding...       245,432        15,901         313,374
  Net asset value per share.......  $      12.69  $       5.64    $      12.33
                                    ============  ============    ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                     MONEY         PARTNERS
                                      MIDCAP         MARKET         GLOBAL
                                    VALUE FUND        FUND        EQUITY FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST  $ 88,644,115   $286,247,716   $  9,738,118
                                   ============   ============   ============
FOREIGN CURRENCY--AT COST .......  $         --   $         --   $      4,249
                                   ============   ============   ============
ASSETS
Investment in securities--at
 value...........................  $ 95,400,162   $286,247,716   $  9,264,124
Foreign currency--at value.......            --             --          4,254
Cash.............................        10,804          3,835        123,352
Receivables:
 Capital Shares sold.............        64,195             --             --
 Dividends and interest..........        71,287         97,086         27,728
 Investment securities sold......            --             --        127,152
                                   ------------   ------------   ------------
                     Total Assets    95,546,448    286,348,637      9,546,610
LIABILITIES
Accrued management and investment
 advisory fees...................         8,488         15,903          1,245
Accrued administrative service
 fees............................            63          1,006              1
Accrued distribution fees........         6,407          5,903              1
Accrued service fees.............            73          1,236              1
Accrued transfer and
 administrative fees.............        33,614         68,825             --
Accrued other expenses...........         1,067         31,781             --
Payables:
 Capital Shares reacquired.......            --         63,086             --
 Investment securities purchased.            --             --         14,794
                                   ------------   ------------   ------------
                Total Liabilities        49,712        187,740         16,042
                                   ------------   ------------   ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..............  $ 95,496,736   $286,160,897   $  9,530,568
                                   ============   ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.................  $ 82,682,417   $286,160,897   $ 10,001,000
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss).........        (8,249)            --         27,717
Accumulated undistributed
 (overdistributed) net realized
 gain (loss).....................     6,066,521             --        (24,644)
Net unrealized appreciation
 (depreciation) of investments...     6,756,047             --       (473,994)
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in
 foreign currency................            --             --            489
                                   ------------   ------------   ------------
                 Total Net Assets  $ 95,496,736   $286,160,897   $  9,530,568
                                   ============   ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized................   225,000,000    765,000,000    280,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets...  $  2,043,516   $ 11,273,821   $      9,521
  Shares issued and outstanding..       154,099     11,273,821          1,000
  Net asset value per share......  $      13.26   $      1.000   $       9.52
                                   ============   ============   ============

Advisors Select: Net Assets......  $    296,365   $  9,569,922   $      9,518
  Shares issued and outstanding..        22,294      9,569,922          1,000
  Net asset value per share......  $      13.29   $      1.000   $       9.52
                                   ============   ============   ============

Advisors Signature: Net Assets...  $     10,229   $  1,283,054   $      9,516
  Shares issued and outstanding..           772      1,283,054          1,000
  Net asset value per share......  $      13.25   $      1.000   $       9.52
                                   ============   ============   ============

Class J: Net Assets..............  $ 92,392,318   $145,474,119            N/A
  Shares issued and outstanding..     7,016,250    145,474,119
  Net asset value per share /(a)/  $      13.17   $      1.000
                                   ============   ============

Institutional: Net Assets........  $      9,898   $ 92,564,026   $  9,482,963
  Shares issued and outstanding..           728     92,564,026        995,100
  Net asset value per share......  $      13.60   $      1.000   $       9.53
                                   ============   ============   ============

Preferred: Net Assets............  $    247,303   $ 22,334,682   $      9,526
  Shares issued and outstanding..        18,677     22,334,682          1,000
  Net asset value per share......  $      13.24   $      1.000   $       9.53
                                   ============   ============   ============

Select: Net Assets...............  $    497,107   $  3,661,273   $      9,524
  Shares issued and outstanding..        37,736      3,661,273          1,000
  Net asset value per share......  $      13.17   $      1.000   $       9.52
                                   ============   ============   ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                     PARTNERS       PARTNERS       PARTNERS
                                   INTERNATIONAL    LARGECAP       LARGECAP
                                       FUND        BLEND FUND    BLEND FUND I
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST  $357,733,382   $612,854,473   $ 36,510,017
                                   ============   ============   ============
FOREIGN CURRENCY--AT COST .......  $  2,675,280   $         --   $         --
                                   ============   ============   ============
ASSETS
Investment in securities--at
 value...........................  $373,275,362   $636,685,150   $ 38,165,365
Foreign currency--at value.......     2,778,541             --             --
Cash.............................    18,323,324      4,499,083        553,146
Receivables:
 Capital Shares sold.............       500,814         19,447          1,493
 Dividends and interest..........     1,453,177        605,516         45,871
 Foreign currency contracts......       233,494             --             --
 Investment securities sold......       543,186      3,327,696         99,091
 Variation margin on futures
  contracts......................            --         71,610             --
Prepaid expenses.................            --          2,438          1,200
                                   ------------   ------------   ------------
                     Total Assets   397,107,898    645,210,940     38,866,166
LIABILITIES
Accrued management and investment
 advisory fees...................        59,900         65,441          2,391
Accrued administrative service
 fees............................           487          1,974            197
Accrued distribution fees........           480          5,972          2,239
Accrued service fees.............           606          2,460            243
Accrued transfer and
 administrative fees.............            --         12,987          9,640
Payables:
 Capital Shares reacquired.......            --        602,260         12,569
 Investment securities purchased.            --      2,939,662         98,272
                                   ------------   ------------   ------------
                Total Liabilities        61,473      3,630,756        125,551
                                   ------------   ------------   ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..............  $397,046,425   $641,580,184   $ 38,740,615
                                   ============   ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.................  $371,003,532   $601,454,782   $ 37,845,972
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss).........     2,550,989      1,548,755         61,218
Accumulated undistributed
 (overdistributed) net realized
 gain (loss).....................     8,481,553     14,922,910       (820,256)
Net unrealized appreciation
 (depreciation) of investments...    14,776,898     23,653,737      1,653,681
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in
 foreign currencies..............       233,453             --             --
                                   ------------   ------------   ------------
                 Total Net Assets  $397,046,425   $641,580,184   $ 38,740,615
                                   ============   ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized................   280,000,000    290,000,000    225,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets...  $  5,019,688   $ 23,177,540   $  1,413,762
  Shares issued and outstanding..       430,912      2,374,638        179,629
  Net asset value per share......  $      11.65   $       9.76   $       7.87
                                   ============   ============   ============

Advisors Select: Net Assets......  $  6,141,936   $ 28,406,626   $  3,483,887
  Shares issued and outstanding..       527,793      2,924,174        444,064
  Net asset value per share......  $      11.64   $       9.71   $       7.85
                                   ============   ============   ============

Advisors Signature: Net Assets...  $     96,571   $      9,651   $     10,135
  Shares issued and outstanding..         8,271            986          1,296
  Net asset value per share......  $      11.68   $       9.79   $       7.82
                                   ============   ============   ============

Class J: Net Assets..............           N/A   $ 57,154,351   $ 29,425,224
  Shares issued and outstanding..                    5,952,583      3,781,908
  Net asset value per share /(a)/                 $       9.60   $       7.78
                                                  ============   ============

Institutional: Net Assets........  $372,204,209   $486,632,485   $      8,730
  Shares issued and outstanding..    31,797,598     49,516,126          1,112
  Net asset value per share......  $      11.71   $       9.83   $       7.85
                                   ============   ============   ============

Preferred: Net Assets............  $  9,595,386   $ 37,189,852   $  2,368,744
  Shares issued and outstanding..       821,774      3,800,411        299,769
  Net asset value per share......  $      11.68   $       9.79   $       7.90
                                   ============   ============   ============

Select: Net Assets...............  $  3,988,635   $  9,009,679   $  2,030,133
  Shares issued and outstanding..       341,711        918,344        257,713
  Net asset value per share......  $      11.67   $       9.81   $       7.88
                                   ============   ============   ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                               PARTNERS         PARTNERS          PARTNERS
                            LARGECAP GROWTH  LARGECAP GROWTH   LARGECAP GROWTH
                                 FUND            FUND I            FUND II
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST......   $ 16,129,536     $701,419,218      $671,930,235
                             ============     ============      ============
ASSETS
Investment in
 securities--at value.....   $ 16,078,670     $734,136,559      $679,920,687
Cash......................      1,136,132        8,788,432         9,670,263
Receivables:
 Capital Shares sold......         16,585              102                53
 Dividends and interest...          7,418          255,495           369,866
 Expense reimbursement
  from Manager............            522               --               317
 Foreign currency
  contracts...............             --               --            32,287
 Investment securities
  sold....................        467,533        6,447,092         3,265,345
 Variation margin on
  futures contracts.......          3,850               --                --
Prepaid expenses..........             --            2,937             4,700
                             ------------     ------------      ------------
              Total Assets     17,710,710      749,630,617       693,263,518
LIABILITIES
Accrued management and
 investment advisory fees.          2,304           75,655            93,995
Accrued administrative
 service fees.............            118            1,648             1,130
Accrued distribution fees.            643            3,366             1,691
Accrued service fees......            142            2,025             1,395
Accrued transfer and
 administrative fees......          2,206           13,567             6,196
Accrued other expenses....            922               --                --
Payables:
 Capital Shares reacquired             --          593,899           407,985
 Investment securities
  purchased...............        794,514        4,081,938         2,518,962
                             ------------     ------------      ------------
         Total Liabilities        800,849        4,772,098         3,031,354
                             ------------     ------------      ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.......   $ 16,909,861     $744,858,519      $690,232,164
                             ============     ============      ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital..........   $ 16,744,476     $707,243,070      $679,494,347
Accumulated undistributed
 (overdistributed) net
 investment income
 (operating loss).........         15,320          115,601          (110,400)
Accumulated undistributed
 (overdistributed) net
 realized gain (loss).....        214,888        4,782,507         2,825,478
Net unrealized
 appreciation
 (depreciation) of
 investments..............        (64,823)      32,717,341         7,990,452
Net unrealized
 appreciation
 (depreciation) on
 translation of assets and
 liabilities in foreign
 currencies...............             --               --            32,287
                             ------------     ------------      ------------
          Total Net Assets   $ 16,909,861     $744,858,519      $690,232,164
                             ============     ============      ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized.........    390,000,000      390,000,000       310,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets...................   $  2,305,975     $ 29,757,913      $  8,040,298
  Shares issued and
 outstanding..............        206,407        4,113,376         1,070,872
  Net asset value per
 share....................   $      11.17     $       7.23      $       7.51
                             ============     ============      ============

Advisors Select: Net
 Assets...................   $  2,419,338     $ 20,427,998      $ 14,126,801
  Shares issued and
 outstanding..............        217,422        2,890,592         1,894,776
  Net asset value per
 share....................   $      11.13     $       7.07      $       7.46
                             ============     ============      ============

Advisors Signature: Net
 Assets...................   $     24,463     $      9,958      $    155,748
  Shares issued and
 outstanding..............          2,169            1,372            20,275
  Net asset value per
 share....................   $      11.28     $       7.26      $       7.68
                             ============     ============      ============

Class J: Net Assets.......   $  6,832,139     $ 21,162,649      $  8,849,890
  Shares issued and
 outstanding..............        616,172        3,075,061         1,212,352
  Net asset value per
 share /(a)/..............   $      11.09     $       6.88      $       7.30
                             ============     ============      ============

Institutional: Net Assets.   $  5,097,226     $642,452,879      $624,074,032
  Shares issued and
 outstanding..............        450,000       88,245,978        81,005,665
  Net asset value per
 share....................   $      11.33     $       7.28      $       7.70
                             ============     ============      ============

Preferred: Net Assets.....   $    116,073     $ 26,173,740      $ 18,691,069
  Shares issued and
 outstanding..............         10,313        3,616,272         2,457,450
  Net asset value per
 share....................   $      11.26     $       7.24      $       7.61
                             ============     ============      ============

Select: Net Assets........   $    114,647     $  4,873,382      $ 16,294,326
  Shares issued and
 outstanding..............         10,218          678,561         2,151,058
  Net asset value per
 share....................   $      11.22     $       7.18      $       7.58
                             ============     ============      ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                  PARTNERS        PARTNERS         PARTNERS
                               LARGECAP VALUE  LARGECAP VALUE   LARGECAP VALUE
                                    FUND           FUND I          FUND II
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST .......................  $1,272,400,021   $183,944,617     $171,796,154
                               ==============   ============     ============
ASSETS
Investment in securities--at
 value.......................  $1,455,915,288   $184,355,003     $173,143,446
Cash.........................      25,985,748      2,449,911        7,621,191
Receivables:
 Capital Shares sold.........         463,861        261,106               --
 Dividends and interest......       2,107,191        250,644          201,969
 Investment securities sold..              --        364,684               --
Prepaid expenses.............           3,929             --               --
                               --------------   ------------     ------------
                 Total Assets   1,484,476,017    187,681,348      180,966,606
LIABILITIES
Accrued management and
 investment advisory fees....         157,504         20,301           20,937
Accrued administrative
 service fees................           3,352             46                7
Accrued distribution fees....           7,479             11                1
Accrued service fees.........           4,139             58                9
Accrued transfer and
 administrative fees.........          14,418             --               --
Payables:
 Capital Shares reacquired...              --             --          141,410
 Investment securities
  purchased..................       5,642,493        856,731          195,137
                               --------------   ------------     ------------
            Total Liabilities       5,829,385        877,147          357,501
                               --------------   ------------     ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..........  $1,478,646,632   $186,804,201     $180,609,105
                               ==============   ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.............  $1,249,003,754   $186,024,987     $179,077,601
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss).......................       6,658,063        248,251          173,005
Accumulated undistributed
 (overdistributed) net
 realized gain (loss)........      39,469,548        120,577           11,207
Net unrealized appreciation
 (depreciation) of
 investments.................     183,515,267        410,386        1,347,292
                               --------------   ------------     ------------
             Total Net Assets  $1,478,646,632   $186,804,201     $180,609,105
                               ==============   ============     ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized............     390,000,000    280,000,000      505,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets......................  $   48,607,264   $     10,992     $      9,732
  Shares issued and
 outstanding.................       3,677,726          1,000            1,000
  Net asset value per share..  $        13.22   $      10.99     $       9.73
                               ==============   ============     ============

Advisors Select: Net Assets..  $   38,605,360   $     16,819     $      9,727
  Shares issued and
 outstanding.................       3,001,655          1,532            1,000
  Net asset value per share..  $        12.86   $      10.98     $       9.73
                               ==============   ============     ============

Advisors Signature: Net
 Assets......................  $       20,059   $    211,999     $      9,723
  Shares issued and
 outstanding.................           1,551         19,258            1,000
  Net asset value per share..  $        12.93   $      11.01     $       9.72
                               ==============   ============     ============

Class J: Net Assets..........  $   57,761,983            N/A              N/A
  Shares issued and
 outstanding.................       4,494,217
  Net asset value per share
 /(a)/ ......................  $        12.85
                               ==============

Institutional: Net Assets....  $1,250,018,020   $184,095,592     $180,175,671
  Shares issued and
 outstanding.................      96,178,903     16,666,806       18,474,871
  Net asset value per share..  $        13.00   $      11.05     $       9.75
                               ==============   ============     ============

Preferred: Net Assets........  $   61,354,829   $  2,457,790     $    394,513
  Shares issued and
 outstanding.................       4,724,249        222,881           40,448
  Net asset value per share..  $        12.99   $      11.03     $       9.75
                               ==============   ============     ============

Select: Net Assets...........  $   22,279,117   $     11,009     $      9,739
  Shares issued and
 outstanding.................       1,721,842          1,000            1,000
  Net asset value per share..  $        12.94   $      11.01     $       9.74
                               ==============   ============     ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                    PARTNERS       PARTNERS        PARTNERS
                                  MIDCAP GROWTH  MIDCAP GROWTH   MIDCAP GROWTH
                                      FUND          FUND I          FUND II
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST ..........................  $ 43,365,333   $215,632,217    $384,844,036
                                  ============   ============    ============
ASSETS
Investment in securities--at
 value..........................  $ 47,869,548   $222,026,088    $368,937,016
Cash............................     1,630,619      3,454,021       4,942,158
Receivables:
 Capital Shares sold............            --        105,498          23,241
 Dividends and interest.........         9,742         68,259           8,168
 Investment securities sold.....       232,962      1,899,002       2,553,937
Prepaid expenses................           269             --              --
                                  ------------   ------------    ------------
                    Total Assets    49,743,140    227,552,868     376,464,520
LIABILITIES
Accrued management and
 investment advisory fees.......         6,839         31,014          52,208
Accrued administrative service
 fees...........................           671             45               3
Accrued distribution fees.......         2,095             51               5
Accrued service fees............           819             55               4
Accrued transfer and
 administrative fees............        12,064             --              --
Payables:
 Capital Shares reacquired......        49,221             --         321,050
 Investment securities purchased       159,750      2,504,475              --
                                  ------------   ------------    ------------
               Total Liabilities       231,459      2,535,640         373,270
                                  ------------   ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES.............  $ 49,511,681   $225,017,228    $376,091,250
                                  ============   ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital................  $ 45,927,571   $216,803,448    $393,195,460
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss)..........................      (318,835)      (267,861)       (167,867)
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)....................      (601,270)     2,087,770      (1,029,323)
Net unrealized appreciation
 (depreciation) of investments..     4,504,215      6,393,871     (15,907,020)
                                  ------------   ------------    ------------
                Total Net Assets  $ 49,511,681   $225,017,228    $376,091,250
                                  ============   ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized...............   250,000,000    280,000,000     705,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets..  $ 13,821,199   $  1,000,815    $    111,408
  Shares issued and outstanding.     1,742,387         95,364          11,723
  Net asset value per share.....  $       7.93   $      10.49    $       9.50
                                  ============   ============    ============

Advisors Select: Net Assets.....  $  9,024,713   $    300,128    $      9,494
  Shares issued and outstanding.     1,163,838         28,659           1,000
  Net asset value per share.....  $       7.75   $      10.47    $       9.49
                                  ============   ============    ============

Advisors Signature: Net Assets..  $     11,380   $     26,073    $      9,489
  Shares issued and outstanding.         1,478          2,481           1,000
  Net asset value per share.....  $       7.70   $      10.51    $       9.49
                                  ============   ============    ============

Class J: Net Assets.............  $ 17,963,339            N/A             N/A
  Shares issued and outstanding.     2,414,259
  Net asset value per share
 /(a)/ .........................  $       7.44
                                  ============

Institutional: Net Assets.......  $      9,091   $222,628,356    $375,939,501
  Shares issued and outstanding.         1,175     21,107,204      39,329,081
  Net asset value per share.....  $       7.74   $      10.55    $       9.56
                                  ============   ============    ============

Preferred: Net Assets...........  $  8,515,115   $    777,740    $      9,509
  Shares issued and outstanding.     1,070,625         73,793           1,000
  Net asset value per share.....  $       7.95   $      10.54    $       9.51
                                  ============   ============    ============

Select: Net Assets..............  $    166,844   $    284,116    $     11,849
  Shares issued and outstanding.        21,154         27,033           1,247
  Net asset value per share.....  $       7.89   $      10.51    $       9.50
                                  ============   ============    ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                     PARTNERS       PARTNERS       PARTNERS
                                      MIDCAP         MIDCAP        SMALLCAP
                                    VALUE FUND    VALUE FUND I    BLEND FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST  $407,074,097   $366,072,922   $189,060,022
                                   ============   ============   ============
ASSETS
Investment in securities--at
 value...........................  $418,291,198   $396,298,813   $186,365,463
Cash.............................    13,741,557     10,599,474      4,762,915
Receivables:
 Capital Shares sold.............       599,564        136,350        304,806
 Dividends and interest..........       220,375        200,075         98,037
 Investment securities sold......            --        367,093        197,645
Prepaid expenses.................         3,562             --             --
                                   ------------   ------------   ------------
                     Total Assets   432,856,256    407,601,805    191,728,866
LIABILITIES
Accrued management and investment
 advisory fees...................        59,464         55,952         26,513
Accrued administrative service
 fees............................           997             23             26
Accrued distribution fees........         4,840             34             35
Accrued service fees.............         1,227             26             31
Accrued transfer and
 administrative fees.............         7,589             --             --
Payables:
 Investment securities purchased.            --      1,221,928        537,464
                                   ------------   ------------   ------------
                Total Liabilities        74,117      1,277,963        564,069
                                   ------------   ------------   ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..............  $432,782,139   $406,323,842   $191,164,797
                                   ============   ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.................  $402,338,537   $359,317,089   $184,752,739
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss).........       (39,602)       195,000        (73,149)
Accumulated undistributed
 (overdistributed) net realized
 gain (loss).....................    19,266,103     16,585,862      9,179,766
Net unrealized appreciation
 (depreciation) of investments...    11,217,101     30,225,891     (2,694,559)
                                   ------------   ------------   ------------
                 Total Net Assets  $432,782,139   $406,323,842   $191,164,797
                                   ============   ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized................   235,000,000    280,000,000    265,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets...  $ 11,902,788   $    831,476   $    487,956
  Shares issued and outstanding..       868,270         68,900         33,601
  Net asset value per share......  $      13.71   $      12.07   $      14.52
                                   ============   ============   ============

Advisors Select: Net Assets......  $ 14,167,549   $     84,287   $    323,889
  Shares issued and outstanding..     1,056,078          6,990         22,402
  Net asset value per share......  $      13.42   $      12.06   $      14.46
                                   ============   ============   ============

Advisors Signature: Net Assets...  $     36,175   $     52,777   $     27,218
  Shares issued and outstanding..         2,625          4,368          1,857
  Net asset value per share......  $      13.78   $      12.08   $      14.66
                                   ============   ============   ============

Class J: Net Assets..............  $ 54,693,937            N/A            N/A
  Shares issued and outstanding..     4,112,979
  Net asset value per share /(a)/  $      13.30
                                   ============

Institutional: Net Assets........  $329,066,514   $405,272,658   $189,972,371
  Shares issued and outstanding..    23,775,541     33,427,826     12,916,463
  Net asset value per share......  $      13.84   $      12.12   $      14.71
                                   ============   ============   ============

Preferred: Net Assets............  $ 14,560,903   $     71,237   $     78,434
  Shares issued and outstanding..     1,061,161          5,888          5,362
  Net asset value per share......  $      13.72   $      12.10   $      14.63
                                   ============   ============   ============

Select: Net Assets...............  $  8,354,273   $     11,407   $    274,929
  Shares issued and outstanding..       612,056            944         18,851
  Net asset value per share......  $      13.65   $      12.08   $      14.58
                                   ============   ============   ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                 PARTNERS        PARTNERS         PARTNERS
                                 SMALLCAP        SMALLCAP         SMALLCAP
                               GROWTH FUND I  GROWTH FUND II   GROWTH FUND III
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST .......................  $ 83,319,963   $324,950,968      $103,140,362
                               ============   ============      ============
ASSETS
Investment in securities--at
 value.......................  $ 89,346,709   $348,028,925      $ 99,718,988
Cash.........................     1,909,459     18,313,385         2,418,054
Receivables:
 Capital Shares sold.........       228,042             --                --
 Dividends and interest......        10,155         78,113            26,999
 Expense reimbursement from
  Manager....................           292            154                --
 Investment securities sold..     1,437,385        115,210           875,455
Prepaid expenses.............         2,655          2,347                --
                               ------------   ------------      ------------
                 Total Assets    92,934,697    366,538,134       103,039,496
LIABILITIES
Accrued management and
 investment advisory fees....        14,099         50,295            15,559
Accrued administrative
 service fees................           112            606                28
Accrued distribution fees....           626          1,149                13
Accrued service fees.........           139            747                37
Accrued transfer and
 administrative fees.........         7,916          5,801                --
Payables:
 Capital Shares reacquired...            --         88,087            40,405
 Investment securities
  purchased..................       868,448      3,136,108           988,074
                               ------------   ------------      ------------
            Total Liabilities       891,340      3,282,793         1,044,116
                               ------------   ------------      ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..........  $ 92,043,357   $363,255,341      $101,995,380
                               ============   ============      ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.............  $111,803,560   $324,791,608      $105,068,313
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss).......................      (451,814)    (1,296,073)          (44,666)
Accumulated undistributed
 (overdistributed) net
 realized gain (loss)........   (25,335,135)    16,681,849           393,107
Net unrealized appreciation
 (depreciation) of
 investments.................     6,026,746     23,077,957        (3,421,374)
                               ------------   ------------      ------------
             Total Net Assets  $ 92,043,357   $363,255,341      $101,995,380
                               ============   ============      ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized............   290,000,000    290,000,000       280,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets......................  $  2,182,598   $  9,558,435      $    254,888
  Shares issued and
 outstanding.................       297,540      1,235,473            27,103
  Net asset value per share..  $       7.34   $       7.74      $       9.40
                               ============   ============      ============

Advisors Select: Net Assets..  $    792,543   $  8,585,828      $     90,253
  Shares issued and
 outstanding.................       108,931      1,128,409             9,609
  Net asset value per share..  $       7.28   $       7.61      $       9.39
                               ============   ============      ============

Advisors Signature: Net
 Assets......................  $     14,226   $     10,045      $      9,739
  Shares issued and
 outstanding.................         1,904          1,275             1,035
  Net asset value per share..  $       7.47   $       7.88      $       9.41
                               ============   ============      ============

Class J: Net Assets..........  $  7,359,493   $  6,291,544               N/A
  Shares issued and
 outstanding.................     1,045,670        858,098
  Net asset value per share
 /(a)/ ......................  $       7.04   $       7.33
                               ============   ============

Institutional: Net Assets....  $ 78,869,579   $327,945,750      $100,324,790
  Shares issued and
 outstanding.................    10,511,516     41,459,647        10,612,893
  Net asset value per share..  $       7.50   $       7.91      $       9.45
                               ============   ============      ============

Preferred: Net Assets........  $  2,742,109   $  9,042,520      $  1,306,291
  Shares issued and
 outstanding.................       367,248      1,154,695           138,519
  Net asset value per share..  $       7.47   $       7.83      $       9.43
                               ============   ============      ============

Select: Net Assets...........  $     82,809   $  1,821,219      $      9,419
  Shares issued and
 outstanding.................        11,201        234,360             1,000
  Net asset value per share..  $       7.39   $       7.77      $       9.42
                               ============   ============      ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                  PARTNERS        PARTNERS         PARTNERS
                               SMALLCAP VALUE  SMALLCAP VALUE   SMALLCAP VALUE
                                    FUND           FUND I          FUND II
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT
 COST .......................  $239,824,939     $166,116,002    $ 47,510,343
                               ============     ============    ============
ASSETS
Investment in securities--at
 value.......................   281,427,369      180,378,032      44,653,503
Cash.........................     9,994,250        4,902,248             418
Receivables:
 Capital Shares sold.........            --            3,161              --
 Dividends and interest......       132,789          162,904          20,223
 Expense reimbursement from
  Manager....................            77               --              --
 Investment securities sold..            --               --         697,497
 Variation margin on futures
  contracts..................            --           60,970              --
Prepaid expenses.............         3,457               --              --
                               ------------     ------------    ------------
                 Total Assets   291,557,942      185,507,315      45,371,641
LIABILITIES
Accrued management and
 investment advisory fees....        40,112           25,701           6,278
Accrued administrative
 service fees................           412              642              44
Accrued distribution fees....           846              793              70
Accrued service fees.........           528              789              51
Accrued transfer and
 administrative fees.........         4,205               --              --
Payables:
 Capital Shares reacquired...       503,937           51,486         130,034
 Indebtedness................            --               --         587,600
 Investment securities
  purchased..................     1,221,564               --              --
                               ------------     ------------    ------------
            Total Liabilities     1,771,604           79,411         724,077
                               ------------     ------------    ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..........  $289,786,338     $185,427,904    $ 44,647,564
                               ============     ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.............  $230,487,134     $169,433,552    $ 45,466,559
Accumulated undistributed
 (overdistributed) net
 investment income (operating
 loss).......................      (177,808)         195,072          (3,540)
Accumulated undistributed
 (overdistributed) net
 realized gain (loss)........    17,874,582        1,699,636       2,041,385
Net unrealized appreciation
 (depreciation) of
 investments.................    41,602,430       14,099,644      (2,856,840)
                               ------------     ------------    ------------
             Total Net Assets  $289,786,338     $185,427,904    $ 44,647,564
                               ============     ============    ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized............   305,000,000      265,000,000     280,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net
 Assets......................  $  5,323,943     $  9,458,545    $  1,559,415
  Shares issued and
 outstanding.................       343,323          617,197         148,290
  Net asset value per share..  $      15.51     $      15.33    $      10.52
                               ============     ============    ============

Advisors Select: Net Assets..  $  2,483,695     $ 10,555,679    $    382,123
  Shares issued and
 outstanding.................       161,551          691,476          36,412
  Net asset value per share..  $      15.37     $      15.27    $      10.49
                               ============     ============    ============

Advisors Signature: Net
 Assets......................  $     10,424     $     21,676    $     10,123
  Shares issued and
 outstanding.................           660            1,405             961
  Net asset value per share..  $      15.79     $      15.43    $      10.53
                               ============     ============    ============

Class J: Net Assets..........  $  8,050,864              N/A             N/A
  Shares issued and
 outstanding.................       527,517
  Net asset value per share
 /(a)/ ......................  $      15.26
                               ============

Institutional: Net Assets....  $258,617,530     $155,622,163    $ 42,671,369
  Shares issued and
 outstanding.................    16,304,696       10,052,672       4,038,847
  Net asset value per share..  $      15.86     $      15.48    $      10.57
                               ============     ============    ============

Preferred: Net Assets........  $ 15,240,311     $  7,647,549    $     14,003
  Shares issued and
 outstanding.................       969,426          495,783           1,328
  Net asset value per share..  $      15.72     $      15.43    $      10.54
                               ============     ============    ============

Select: Net Assets...........  $     59,571     $  2,122,292    $     10,531
  Shares issued and
 outstanding.................         3,814          137,787           1,000
  Net asset value per share..  $      15.62     $      15.40    $      10.53
                               ============     ============    ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                      PREFERRED     PRINCIPAL      PRINCIPAL
                                     SECURITIES      LIFETIME       LIFETIME
                                        FUND        2010 FUND      2020 FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Investment in affiliated
 securities--at cost..............  $         --   $406,623,756   $638,018,374
Investment in securities--at cost.   249,990,643             --             --
                                    ------------   ------------   ------------
TOTAL INVESTMENTS--AT COST .......  $249,990,643   $406,623,756   $638,018,374
                                    ============   ============   ============
ASSETS
Investment in affiliated
 securities--at value.............  $         --   $430,693,008   $673,638,719
Investment in securities--at value   250,664,705
Cash..............................     7,092,298             --             --
Receivables:
 Capital Shares sold..............       198,027        732,742             --
 Dividends and interest...........     1,485,364        714,776        808,877
 Expense reimbursement from
  Manager.........................           339             --             --
 Variation margin on futures
  contracts.......................       108,250             --             --
                                    ------------   ------------   ------------
                      Total Assets   259,548,983    432,140,526    674,447,596
LIABILITIES
Accrued management and investment
 advisory fees....................        26,418          7,218         11,222
Accrued administrative service
 fees.............................             1          1,003          1,597
Accrued distribution fees.........         1,498          6,575         10,729
Accrued service fees..............             1          1,236          1,974
Accrued transfer and
 administrative fees..............         4,556          7,253         11,567
Accrued other expenses............         4,325          3,391          2,494
Payables:
 Capital Shares reacquired........            --             --        512,805
 Investment securities purchased..       981,301             --             --
                                    ------------   ------------   ------------
                 Total Liabilities     1,018,100         26,676        552,388
                                    ------------   ------------   ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES...............  $258,530,883   $432,113,850   $673,895,208
                                    ============   ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..................  $260,651,597   $401,986,558   $627,970,012
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)..........     1,504,574      2,030,814      2,162,683
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)......................    (2,913,256)     4,027,226      8,142,168
Net unrealized appreciation
 (depreciation) of investments....      (712,032)    24,069,252     35,620,345
                                    ------------   ------------   ------------
                  Total Net Assets  $258,530,883   $432,113,850   $673,895,208
                                    ============   ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized.................   305,000,000    253,000,000    258,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets....  $      9,958   $ 12,207,456   $ 17,816,626
  Shares issued and outstanding...           926      1,054,311      1,538,031
  Net asset value per share.......  $      10.75   $      11.58   $      11.58
                                    ============   ============   ============

Advisors Select: Net Assets.......  $      9,946   $ 14,594,025   $ 22,068,276
  Shares issued and outstanding...           926      1,262,607      1,910,196
  Net asset value per share.......  $      10.74   $      11.56   $      11.55
                                    ============   ============   ============

Advisors Signature: Net Assets....  $      9,501   $     68,759   $    946,636
  Shares issued and outstanding...           882          5,922         81,560
  Net asset value per share.......  $      10.77   $      11.61   $      11.61
                                    ============   ============   ============

Class J: Net Assets...............  $ 22,052,995   $ 80,555,702   $133,243,500
  Shares issued and outstanding...     2,062,299      6,939,148     11,484,391
  Net asset value per share /(a)/   $      10.69   $      11.61   $      11.60
                                    ============   ============   ============

Institutional: Net Assets.........  $236,428,536   $302,486,885   $458,870,289
  Shares issued and outstanding...    21,906,090     25,947,466     39,405,633
  Net asset value per share.......  $      10.79   $      11.66   $      11.64
                                    ============   ============   ============

Preferred: Net Assets.............  $      9,978   $ 14,889,938   $ 27,286,898
  Shares issued and outstanding...           926      1,281,873      2,349,779
  Net asset value per share.......  $      10.78   $      11.62   $      11.61
                                    ============   ============   ============

Select: Net Assets................  $      9,969   $  7,311,085   $ 13,662,983
  Shares issued and outstanding...           926        630,355      1,178,432
  Net asset value per share.......  $      10.77   $      11.60   $      11.59
                                    ============   ============   ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                      PRINCIPAL     PRINCIPAL      PRINCIPAL
                                       LIFETIME      LIFETIME       LIFETIME
                                      2030 FUND     2040 FUND      2050 FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 INVESTMENT IN AFFILIATED
 SECURITIES--AT COST...............  $531,903,050  $213,001,311   $ 94,283,497
                                     ============  ============   ============
ASSETS
Investment in affiliated
 securities--at value..............  $569,878,879  $225,407,369   $100,271,766
Receivables:
 Capital Shares sold...............            --     1,792,155             --
 Dividends and interest............       517,534       134,422         32,107
                                     ------------  ------------   ------------
                       Total Assets   570,396,413   227,333,946    100,303,873
LIABILITIES
Accrued management and investment
 advisory fees.....................         9,513         3,758          1,676
Accrued administrative service fees         1,371           560            227
Accrued distribution fees..........         9,495         3,101            720
Accrued service fees...............         1,697           684            279
Accrued transfer and administrative
 fees..............................        25,482         9,075          3,671
Accrued other expenses.............        10,773         3,159          2,562
Payables:
 Capital Shares reacquired.........       597,054            --         64,827
                                     ------------  ------------   ------------
                  Total Liabilities       655,385        20,337         73,962
                                     ------------  ------------   ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES................  $569,741,028  $227,313,609   $100,229,911
                                     ============  ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital...................  $522,403,381  $211,488,060   $ 92,729,526
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...........     1,232,231       260,751         37,213
Accumulated undistributed
 (overdistributed) net realized
 gain (loss).......................     8,129,587     3,158,740      1,474,903
Net unrealized appreciation
 (depreciation) of investments.....    37,975,829    12,406,058      5,988,269
                                     ------------  ------------   ------------
                   Total Net Assets  $569,741,028  $227,313,609   $100,229,911
                                     ============  ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized..................   258,000,000   245,000,000    225,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets.....  $ 12,117,719  $  9,903,687   $  2,229,686
  Shares issued and outstanding....     1,067,470       872,321        204,626
  Net asset value per share........  $      11.35  $      11.35   $      10.90
                                     ============  ============   ============

Advisors Select: Net Assets........  $ 18,308,487  $  7,483,458   $  4,941,941
  Shares issued and outstanding....     1,618,450       659,604        454,281
  Net asset value per share........  $      11.31  $      11.35   $      10.88
                                     ============  ============   ============

Advisors Signature: Net Assets.....  $    165,955  $     45,559   $     90,878
  Shares issued and outstanding....        14,641         4,006          8,334
  Net asset value per share........  $      11.33  $      11.37   $      10.90
                                     ============  ============   ============

Class J: Net Assets................  $119,025,892  $ 35,679,504   $  6,254,499
  Shares issued and outstanding....    10,486,593     3,142,206        580,499
  Net asset value per share /(a)/ .  $      11.35  $      11.35   $      10.77
                                     ============  ============   ============

Institutional: Net Assets..........  $380,270,120  $162,651,647   $ 83,998,298
  Shares issued and outstanding....    33,432,796    14,243,007      7,676,126
  Net asset value per share........  $      11.37  $      11.42   $      10.94
                                     ============  ============   ============

Preferred: Net Assets..............  $ 22,912,696  $  9,122,122   $  1,918,710
  Shares issued and outstanding....     2,015,666       800,404        175,586
  Net asset value per share........  $      11.37  $      11.40   $      10.93
                                     ============  ============   ============

Select: Net Assets.................  $ 16,940,159  $  2,427,632   $    795,899
  Shares issued and outstanding....     1,464,343       213,682         72,915
  Net asset value per share........  $      11.57  $      11.36   $      10.92
                                     ============  ============   ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                               PRINCIPAL
                           LIFETIME STRATEGIC    REAL ESTATE       SMALLCAP
                              INCOME FUND      SECURITIES FUND    BLEND FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Investment in affiliated
 securities--at cost.....     $206,028,336      $         --     $         --
Investment in
 securities--at cost.....               --       412,777,643      111,450,810
                              ------------      ------------     ------------
TOTAL INVESTMENTS--AT
 COST ...................     $206,028,336      $412,777,643     $111,450,810
                              ============      ============     ============
ASSETS
Investment in affiliated
 securities--at value....     $213,479,819      $         --     $         --
Investment in
 securities--at value....               --       507,737,949      118,473,647
Cash.....................               --            12,782           14,792
Receivables:
 Capital Shares sold.....           22,280             7,960           54,862
 Dividends and interest..          389,301           325,326           32,890
 Investment securities
  sold...................               --           934,078        1,327,453
 Variation margin on
  futures contracts......               --                --           43,225
Prepaid expenses.........               --             1,686               --
                              ------------      ------------     ------------
             Total Assets      213,891,400       509,019,781      119,946,869
LIABILITIES
Accrued management and
 investment advisory fees            3,577            58,103           12,336
Accrued administrative
 service fees............              481             1,714              184
Accrued distribution fees            3,306             9,578            6,333
Accrued service fees.....              585             2,137              233
Accrued transfer and
 administrative fees.....            1,186            23,489           35,974
Accrued other expenses...            2,456                --            3,766
Payables:
 Capital Shares
  reacquired.............               --           341,654               --
 Investment securities
  purchased..............               --                --          989,648
                              ------------      ------------     ------------
        Total Liabilities           11,591           436,675        1,048,474
                              ------------      ------------     ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES......     $213,879,809      $508,583,106     $118,898,395
                              ============      ============     ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital.........     $202,255,632      $401,642,893     $105,844,439
Accumulated undistributed
 (overdistributed) net
 investment income
 (operating loss)........        1,377,352           244,463         (156,916)
Accumulated undistributed
 (overdistributed) net
 realized gain (loss)....        2,795,342        11,735,444        6,238,096
Net unrealized
 appreciation
 (depreciation) of
 investments.............        7,451,483        94,960,306        6,972,776
                              ------------      ------------     ------------
         Total Net Assets     $213,879,809      $508,583,106     $118,898,395
                              ============      ============     ============
CAPITAL STOCK (PAR VALUE:
 $.01 A SHARE):
Shares authorized........      245,000,000       285,000,000      225,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred: Net
 Assets..................     $ 10,180,980      $ 30,025,090     $  2,777,931
  Shares issued and
 outstanding.............          876,292         1,626,795          196,511
  Net asset value per
 share...................     $      11.62      $      18.46     $      14.14
                              ============      ============     ============

Advisors Select: Net
 Assets..................     $  5,162,638      $ 14,900,945     $  1,569,869
  Shares issued and
 outstanding.............          444,317           814,649          111,712
  Net asset value per
 share...................     $      11.62      $      18.29     $      14.05
                              ============      ============     ============

Advisors Signature: Net
 Assets..................     $     82,908      $     47,674     $      9,796
  Shares issued and
 outstanding.............            7,113             2,563              693
  Net asset value per
 share...................     $      11.66      $      18.60     $      14.14
                              ============      ============     ============

Class J: Net Assets......     $ 39,896,025      $117,766,635     $ 89,256,993
  Shares issued and
 outstanding.............        3,429,136         6,391,425        6,493,843
  Net asset value per
 share /(a)/.............     $      11.63      $      18.43     $      13.74
                              ============      ============     ============

Institutional: Net Assets     $150,289,894      $299,337,783     $ 19,854,786
  Shares issued and
 outstanding.............       12,850,363        16,076,696        1,398,199
  Net asset value per
 share...................     $      11.70      $      18.62     $      14.20
                              ============      ============     ============

Preferred: Net Assets....     $  6,688,701      $ 43,110,605     $  5,409,414
  Shares issued and
 outstanding.............          572,724         2,346,792          377,884
  Net asset value per
 share...................     $      11.68      $      18.37     $      14.32
                              ============      ============     ============

Select: Net Assets.......     $  1,578,663      $  3,394,374     $     19,606
  Shares issued and
 outstanding.............          135,596           184,901            1,382
  Net asset value per
 share...................     $      11.64      $      18.36     $      14.19
                              ============      ============     ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                    SMALLCAP
                                     SMALLCAP       S&P 600        SMALLCAP
                                    GROWTH FUND    INDEX FUND     VALUE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST  $ 27,677,968   $179,188,378   $ 81,136,630
                                   ============   ============   ============
ASSETS
Investment in securities--at
 value...........................  $ 27,428,460   $194,551,288   $ 80,254,465
Cash.............................        10,110            494         11,072
Receivables:
 Capital Shares sold.............            --        195,448         63,379
 Dividends and interest..........         7,432         90,517         51,961
 Investment securities sold......       860,045      1,029,155      1,034,466
Prepaid expenses.................            --          2,499          2,884
                                   ------------   ------------   ------------
                     Total Assets    28,306,047    195,869,401     81,418,227
LIABILITIES
Accrued management and investment
 advisory fees...................         2,836          4,047          8,263
Accrued administrative service
 fees............................             6          1,556            282
Accrued distribution fees........         1,872          4,445          2,712
Accrued service fees.............             8          1,965            351
Accrued transfer and
 administrative fees.............        19,285          8,290          8,813
Accrued other expenses...........           632             --             --
Payables:
 Capital Shares reacquired.......        32,898            609             --
 Indebtedness....................            --        231,000             --
 Investment securities purchased.     1,094,257        475,212      1,528,388
                                   ------------   ------------   ------------
                Total Liabilities     1,151,794        727,124      1,548,809
                                   ------------   ------------   ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES..............  $ 27,154,253   $195,142,277   $ 79,869,418
                                   ============   ============   ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.................  $ 28,879,239   $177,578,181   $ 75,436,572
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss).........      (148,926)       267,790         55,406
Accumulated undistributed
 (overdistributed) net realized
 gain (loss).....................    (1,326,552)     1,933,396      5,259,605
Net unrealized appreciation
 (depreciation) of investments...      (249,508)    15,362,910       (882,165)
                                   ------------   ------------   ------------
                 Total Net Assets  $ 27,154,253   $195,142,277   $ 79,869,418
                                   ============   ============   ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized................   225,000,000    225,000,000    225,000,000
NET ASSET VALUE PER SHARE:
Advisors Preferred: Net Assets...  $     14,536   $ 18,698,586   $  5,007,045
  Shares issued and outstanding..         1,949      1,256,932        324,258
  Net asset value per share......  $       7.46   $      14.88   $      15.44
                                   ============   ============   ============

Advisors Select: Net Assets......  $     90,954   $ 14,405,583   $  2,392,099
  Shares issued and outstanding..        12,277        974,521        155,887
  Net asset value per share......  $       7.41   $      14.78   $      15.35
                                   ============   ============   ============

Advisors Signature: Net Assets...  $      9,388   $      9,890   $      9,448
  Shares issued and outstanding..         1,279            675            614
  Net asset value per share......  $       7.34   $      14.65   $      15.39
                                   ============   ============   ============

Class J: Net Assets..............  $ 26,815,280   $ 45,228,991   $ 35,181,136
  Shares issued and outstanding..     3,785,845      3,161,151      2,334,835
  Net asset value per share /(a)/  $       7.08   $      14.31   $      15.07
                                   ============   ============   ============

Institutional: Net Assets........  $      7,987   $ 67,472,048   $ 30,018,541
  Shares issued and outstanding..         1,084      4,589,655      1,941,737
  Net asset value per share......  $       7.37   $      14.70   $      15.46
                                   ============   ============   ============

Preferred: Net Assets............  $    205,516   $ 43,639,882   $  6,794,118
  Shares issued and outstanding..        27,156      2,915,612        436,727
  Net asset value per share......  $       7.57   $      14.97   $      15.56
                                   ============   ============   ============

Select: Net Assets...............  $     10,592   $  5,687,297   $    467,031
  Shares issued and outstanding..         1,402        380,338         30,124
  Net asset value per share......  $       7.55   $      14.95   $      15.50
                                   ============   ============   ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                   BOND & MORTGAGE    CAPITAL      DISCIPLINED
                                     SECURITIES     PRESERVATION    LARGECAP
                                        FUND            FUND       BLEND FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends.......................   $        --       $     --     $ 3,234,090
 Interest........................    16,541,369        983,954         125,738
                                    -----------       --------     -----------
                     Total Income    16,541,369        983,954       3,359,828
Expenses:
 Management and investment
  advisory fees..................     2,031,790        161,059         925,806
 Distribution fees - Advisors
  Preferred......................        38,061         29,750              21
 Distribution fees - Advisors
  Select.........................        50,547         13,509              41
 Distribution fees - Advisors
  Signature......................           155             18              18
 Distribution fees - Class J.....       431,426        104,454             N/A
 Distribution fees - Select......         2,567            878               5
 Administrative service fees -
  Advisors Preferred.............        22,837         17,850              13
 Administrative service fees -
  Advisors Select................        33,698          9,006              27
 Administrative service fees -
  Advisors Signature.............           124             14              14
 Administrative service fees -
  Preferred......................        28,203          1,226               5
 Administrative service fees -
  Select.........................         3,337          1,141               7
 Registration fees - Class J.....        14,118         10,002             N/A
 Service fees - Advisors
  Preferred......................        25,881         20,230              14
 Service fees - Advisors Select..        42,123         11,258              34
 Service fees - Advisors
  Signature......................           111             13              13
 Service fees - Preferred........        38,459          1,671               7
 Service fees - Select...........         3,850          1,317               7
 Shareholder reports - Class J...        17,739          3,562             N/A
 Transfer and administrative fees
  - Class J......................       192,167         43,624             N/A
 Reverse repurchase agreement
  interest expense...............       624,607             --              --
                                    -----------       --------     -----------
             Total Gross Expenses     3,601,800        430,582         926,032
 Less: Reimbursement from Manager
  - Class J......................       106,122             --             N/A
                                    -----------       --------     -----------
               Total Net Expenses     3,495,678        430,582         926,032
                                    -----------       --------     -----------
 Net Investment Income (Operating
                            Loss)    13,045,691        553,372       2,433,796

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.........      (497,740)            --       4,411,954
 Futures contracts...............            --             --       (602,338)
 Swap agreements.................       130,302             --              --
Change in unrealized
appreciation/depreciation of:
 Investments.....................    (5,373,923)            --       4,197,501
 Futures contracts...............            --             --        (77,323)
 Swap agreements.................       734,180             --              --
                                    -----------       --------     -----------
 Net Realized and Unrealized Gain
        (Loss) on Investments and
               Foreign Currencies    (5,007,181)            --       7,929,794
                                    -----------       --------     -----------
   Net Increase (Decrease) in Net
 Assets Resulting from Operations   $ 8,038,510       $553,372     $10,363,590
                                    ===========       ========     ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                HIGH QUALITY
                           DIVERSIFIED        GOVERNMENT      INTERMEDIATE-TERM
                        INTERNATIONAL FUND  SECURITIES FUND       BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............     $ 1,805,251        $       --         $       --
 Withholding tax on
  foreign dividends...        (214,495)               --                 --
 Interest.............          45,057         2,432,509          1,643,749
                           -----------        ----------         ----------
          Total Income       1,635,813         2,432,509          1,643,749
Expenses:
 Management and
  investment advisory
  fees................         550,875           241,195            158,427
 Distribution fees -
  Advisors Preferred..          10,861             3,927             45,469
 Distribution fees -
  Advisors Select.....           9,419             9,528              3,286
 Distribution fees -
  Advisors Signature..              76                60                 17
 Distribution fees -
  Class J.............         185,594           257,668             55,800
 Distribution fees -
  Select..............             794               611                 23
 Administrative
  service fees -
  Advisors Preferred..           6,517             2,356             27,281
 Administrative
  service fees -
  Advisors Select.....           6,279             6,352              2,191
 Administrative
  service fees -
  Advisors Signature..              60                48                 14
 Administrative
  service fees -
  Preferred...........           6,644             3,724             10,027
 Administrative
  service fees -
  Select..............           1,032               794                 29
 Registration fees -
  Class J.............           9,373            12,020              6,110
 Service fees -
  Advisors Preferred..           7,386             2,670             30,919
 Service fees -
  Advisors Select.....           7,849             7,940              2,739
 Service fees -
  Advisors Signature..              54                42                 13
 Service fees -
  Preferred...........           9,060             5,078             13,673
 Service fees - Select           1,190               917                 34
 Shareholder reports -
  Class J.............           8,562            12,544              2,582
 Transfer and
  administrative fees
  - Class J...........          93,190           118,310             28,793
 Reverse repurchase
  agreement interest
  expense.............              --                --             74,117
                           -----------        ----------         ----------
  Total Gross Expenses         914,815           685,784            461,544
 Less: Reimbursement
  from Manager - Class
  J...................              --                --              7,957
                           -----------        ----------         ----------
    Total Net Expenses              --                --            453,587
                           -----------        ----------         ----------
 Net Investment Income
      (Operating Loss)         720,998         1,746,725          1,190,162

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
(loss) from:
 Investment
  transactions........       8,615,126          (382,768)            28,881
 Foreign currency
  transactions........          (6,081)               --                 --
 Swap agreements......              --                --            (89,987)
Change in unrealized
appreciation/depreciation
of:
 Investments...........       1,309,512          (566,090)          (371,588)
 Swap agreements.......              --                --             75,667
 Translation of assets
  and liabilities in
  foreign currencies...          (1,846)               --                 --
                            -----------        ----------         ----------
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies       9,916,711          (948,858)          (357,027)
                            -----------        ----------         ----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     $10,637,709        $  797,867         $  833,135
                            ===========        ==========         ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2005, EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                       HIGH QUALITY  HIGH QUALITY
                                        LONG-TERM     SHORT-TERM    HIGH YIELD
                                        BOND FUND     BOND FUND     FUND /(A)/
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Interest............................   $ 361,059     $ 920,435     $ 339,247
                                        ---------     ---------     ---------
                         Total Income     361,059       920,435       339,247
Expenses:
 Management and investment advisory
  fees...............................      29,900       103,638        45,472
 Distribution fees - Advisors
  Preferred..........................         295         1,443           N/A
 Distribution fees - Advisors Select.       3,841           151           N/A
 Distribution fees - Advisors
  Signature..........................          17            17           N/A
 Distribution fees - Class J.........      26,145       111,947           N/A
 Distribution fees - Select..........         243            64           N/A
 Administrative service fees -
  Advisors Preferred.................         177           866           N/A
 Administrative service fees -
  Advisors Select....................       2,561           101           N/A
 Administrative service fees -
  Advisors Signature.................          14            14           N/A
 Administrative service fees -
  Preferred..........................         654         3,031           N/A
 Administrative service fees - Select         316            83           N/A
 Registration fees - Class J.........       5,415         9,593           N/A
 Service fees - Advisors Preferred...         200           981           N/A
 Service fees - Advisors Select......       3,201           126           N/A
 Service fees - Advisors Signature...          13            13           N/A
 Service fees - Preferred............         892         4,134           N/A
 Service fees - Select...............         365            96           N/A
 Shareholder reports - Class J.......       1,386         3,933           N/A
 Transfer and administrative fees -
  Class J............................      17,029        46,562           N/A
 Reverse repurchase agreement
  interest expense...................       3,922        32,748            --
                                        ---------     ---------     ---------
                 Total Gross Expenses      96,586       319,541        45,472
 Less: Reimbursement from Manager -
  Class J............................       3,060            --           N/A
                                        ---------     ---------     ---------
                   Total Net Expenses      93,526       319,541        45,472
                                        ---------     ---------     ---------
     Net Investment Income (Operating
                                Loss)     267,533       600,894       293,775

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions.............      88,184       (62,718)      (40,650)
 Swap agreements.....................      (9,998)      (34,829)           --
Change in unrealized
appreciation/depreciation of:
 Investments.........................    (200,839)     (552,320)     (953,070)
 Futures contracts...................          --            --            --
 Swap agreements.....................       4,379        34,462            --
                                        ---------     ---------     ---------
     Net Realized and Unrealized Gain
            (Loss) on Investments and
                   Foreign Currencies    (118,274)     (615,405)     (993,721)
                                        ---------     ---------     ---------
Net Increase (Decrease) in Net Assets
            Resulting from Operations   $ 149,259     $ (14,511)     (699,945)
                                        =========     =========     =========



/(a) /Period from December 29, 2004, date operations commenced, through April
  30, 2005.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2005, EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                 INTERNATIONAL
                                INFLATION          EMERGING      INTERNATIONAL
                          PROTECTION FUND /(A)/  MARKETS FUND     GROWTH FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends..............       $       --        $   829,094     $ 6,892,532
 Withholding tax on
  foreign dividends.....               --            (96,465)       (753,715)
 Interest...............          402,342             14,883          84,609
 Securities lending.....               --                 --         162,535
                               ----------        -----------     -----------
            Total Income          402,342            747,512       6,385,961
Expenses:
 Management and
  investment advisory
  fees..................           28,009            316,216       2,308,180
 Distribution fees -
  Advisors Preferred....                9              4,649           7,251
 Distribution fees -
  Advisors Select.......               10              3,141           8,811
 Distribution fees -
  Advisors Signature....               12                 19              17
 Distribution fees -
  Class J...............              818             87,134          65,710
 Distribution fees -
  Select................                4              1,014           2,030
 Administrative service
  fees - Advisors
  Preferred.............                5              2,790           4,351
 Administrative service
  fees - Advisors Select                6              2,094           5,874
 Administrative service
  fees - Advisors
  Signature.............               10                 15              14
 Administrative service
  fees - Preferred......                4              2,261           1,508
 Administrative service
  fees - Select.........                5              1,319           2,639
 Registration fees -
  Class J...............            6,954              6,199           6,112
 Service fees - Advisors
  Preferred.............                6              3,161           4,931
 Service fees - Advisors
  Select................                8              2,618           7,342
 Service fees - Advisors
  Signature.............                9                 13              13
 Service fees -
  Preferred.............                5              3,084           2,056
 Service fees - Select..                5              1,522           3,045
 Shareholder reports -
  Class J...............            1,788              4,138           3,062
 Transfer and
  administrative fees -
  Class J...............            9,677             51,780          35,300
 Reverse repurchase
  agreement interest
  expense...............           39,249                 --              --
                               ----------        -----------     -----------
    Total Gross Expenses           86,593            493,167       2,468,246
 Less: Reimbursement
  from Manager - Class J           18,676                 --              --
                               ----------        -----------     -----------
      Total Net Expenses           67,917            493,167       2,468,246
                               ----------        -----------     -----------
   Net Investment Income
        (Operating Loss)          334,425            254,345       3,917,715

NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net realized gain (loss)
from:
 Investment transactions           (1,046)         7,078,916      39,397,541
 Foreign currency
  transactions..........               --            (98,024)        (32,605)
Change in unrealized
appreciation/depreciation
of:
 Investments............          767,586         (1,842,402)       (244,550)
 Translation of assets
  and liabilities in
  foreign currencies....               --              2,290         (11,347)
                               ----------        -----------     -----------
        Net Realized and
  Unrealized Gain (Loss)
      on Investments and
      Foreign Currencies          766,540          5,140,780      39,109,039
                               ----------        -----------     -----------
 Net Increase (Decrease)
 in Net Assets Resulting
         from Operations       $1,100,965        $ 5,395,125     $43,026,754
                               ==========        ===========     ===========



/(a) /Period from December 29, 2004 date operations commenced, through April 30,
  2005.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                     LARGECAP
                                       LARGECAP    S&P 500 INDEX    LARGECAP
                                     GROWTH FUND       FUND        VALUE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends from affiliates.........  $        --   $     8,164     $       --
 Dividends.........................    1,337,304     6,527,168      1,727,609
 Interest..........................       84,484       240,499         36,397
                                     -----------   -----------     ----------
                       Total Income    1,421,788     6,775,831      1,764,006
Expenses:
 Management and investment advisory
  fees.............................      475,156       427,182        331,818
 Distribution fees - Advisors
  Preferred........................          656       121,129            509
 Distribution fees - Advisors
  Select...........................          589        81,620          2,625
 Distribution fees - Advisors
  Signature........................           18           267             18
 Distribution fees - Class J.......       42,357       671,443         50,279
 Distribution fees - Select........          997         7,177              8
 Administrative service fees -
  Advisors Preferred...............          394        72,677            306
 Administrative service fees -
  Advisors Select..................          392        54,414          1,750
 Administrative service fees -
  Advisors Signature...............           14           214             14
 Administrative service fees -
  Preferred........................        1,101        74,288          2,224
 Administrative service fees -
  Select...........................        1,296         9,331             11
 Registration fees - Class J.......        5,748        16,472          5,226
 Service fees - Advisors Preferred.          446        82,367            346
 Service fees - Advisors Select....          490        68,016          2,187
 Service fees - Advisors Signature.           13           191             13
 Service fees - Preferred..........        1,501       101,302          3,032
 Service fees - Select.............        1,495        10,767             12
 Shareholder reports - Class J.....        2,543        25,473          2,150
 Transfer and administrative fees -
  Class J..........................       27,716       243,184         26,782
                                     -----------   -----------     ----------
                     Total Expenses      562,922     2,067,514        429,310
                                     -----------   -----------     ----------
   Net Investment Income (Operating
                              Loss)      858,866     4,708,317      1,334,696

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions...........    7,673,174     1,149,974      4,554,142
 Futures contracts.................           --     1,476,678       (103,335)
Change in unrealized
appreciation/depreciation of:
 Investments.......................   (3,816,856)    7,549,416      1,714,353
 Investments in affiliates.........           --        19,199             --
 Futures contracts.................           --      (817,154)       (93,625)
                                     -----------   -----------     ----------
   Net Realized and Unrealized Gain
          (Loss) on Investments and
                 Foreign Currencies    3,856,318     9,378,113      6,071,535
                                     -----------   -----------     ----------
     Net Increase (Decrease) in Net
   Assets Resulting from Operations  $ 4,715,184   $14,086,430     $7,406,231
                                     ===========   ===========     ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                                     MIDCAP
                                         MIDCAP        MIDCAP        S&P 400
                                       BLEND FUND   GROWTH FUND    INDEX FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends..........................  $ 1,255,099   $    35,247    $  496,426
 Interest...........................       23,854         4,795        22,829
                                      -----------   -----------    ----------
                        Total Income    1,278,953        40,042       519,255
Expenses:
 Management and investment advisory
  fees..............................      348,478        63,147        51,397
 Distribution fees - Advisors
  Preferred.........................        3,905           102        11,112
 Distribution fees - Advisors Select        2,796         1,066        16,374
 Distribution fees - Advisors
  Signature.........................           95            18            22
 Distribution fees - Class J........      218,288        39,296        54,722
 Distribution fees - Select.........        1,146            30         1,551
 Administrative service fees -
  Advisors Preferred................        2,343            61         6,667
 Administrative service fees -
  Advisors Select...................        1,864           711        10,916
 Administrative service fees -
  Advisors Signature................           76            14            17
 Administrative service fees -
  Preferred.........................        6,910            47        13,029
 Administrative service fees -
  Select............................        1,489            39         2,016
 Registration fees - Class J........        8,488         5,243         5,826
 Service fees - Advisors Preferred..        2,655            70         7,556
 Service fees - Advisors Select.....        2,330           889        13,645
 Service fees - Advisors Signature..           68            13            15
 Service fees - Preferred...........        9,423            64        17,767
 Service fees - Select..............        1,719            45         2,326
 Shareholder reports - Class J......       10,127         2,079         2,636
 Transfer and administrative fees -
  Class J...........................       97,684        27,643        27,696
                                      -----------   -----------    ----------
                      Total Expenses      719,884       140,577       245,290
                                      -----------   -----------    ----------
    Net Investment Income (Operating
                               Loss)      559,069      (100,535)      273,965

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions............    3,798,433     1,968,915     1,389,019
 Futures contracts..................           --        16,485       228,927
Change in unrealized
appreciation/depreciation of:
 Investments........................   (1,609,396)   (1,396,750)    1,104,384
 Futures contracts..................           --            --      (164,350)
                                      -----------   -----------    ----------
    Net Realized and Unrealized Gain
           (Loss) on Investments and
                  Foreign Currencies    2,189,037       588,650     2,557,980
                                      -----------   -----------    ----------
      Net Increase (Decrease) in Net
    Assets Resulting from Operations  $ 2,748,106   $   488,115    $2,831,945
                                      ===========   ===========    ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2005, EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                  MONEY          PARTNERS
                                      MIDCAP      MARKET          GLOBAL
                                    VALUE FUND     FUND      EQUITY FUND /(A)/
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends........................  $  755,125  $       --      $  42,132
 Withholding tax on foreign
  dividends.......................          --          --         (2,842)
 Interest.........................      17,300   3,170,069          1,430
                                    ----------  ----------      ---------
                      Total Income     772,425   3,170,069         40,720
Expenses:
 Management and investment
  advisory fees...................     292,471     518,129         15,310
 Distribution fees - Advisors
  Preferred.......................       2,312      13,681              4
 Distribution fees - Advisors
  Select..........................         354      13,332              5
 Distribution fees - Advisors
  Signature.......................          18         227              6
 Distribution fees - Class J......     216,994     232,730            N/A
 Distribution fees - Select.......         224       2,231              2
 Administrative service fees -
  Advisors Preferred..............       1,387       8,209              2
 Administrative service fees -
  Advisors Select.................         236       8,888              3
 Administrative service fees -
  Advisors Signature..............          14         181              4
 Administrative service fees -
  Preferred.......................         130      11,640              2
 Administrative service fees -
  Select..........................         291       2,901              2
 Registration fees - Class J......       8,623      16,688            N/A
 Service fees - Advisors Preferred       1,572       9,303              3
 Service fees - Advisors Select...         295      11,110              4
 Service fees - Advisors Signature          13         162              4
 Service fees - Preferred.........         180      15,872              2
 Service fees - Select............         335       3,347              2
 Shareholder reports - Class J....      10,421      25,657            N/A
 Transfer and administrative fees
  - Class J.......................      97,126     295,776            N/A
                                    ----------  ----------      ---------
              Total Gross Expenses     632,996   1,190,064         15,355
 Less: Reimbursement from Manager
  - Class J.......................          --           4            N/A
                                    ----------  ----------      ---------
                Total Net Expenses     632,996   1,190,060         15,355
                                    ----------  ----------      ---------
  Net Investment Income (Operating
                             Loss)     139,429   1,980,009         25,365

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions..........   6,075,251          --        (24,644)
 Foreign currency transactions....          --          --          2,352
Change in unrealized
appreciation/depreciation of:
 Investments......................   1,216,125          --       (473,994)
 Translation of assets and
  liabilities in foreign
  currencies......................          --          --            489
                                    ----------  ----------      ---------
  Net Realized and Unrealized Gain
         (Loss) on Investments and
                Foreign Currencies   7,291,376          --       (495,797)
                                    ----------  ----------      ---------
    Net Increase (Decrease) in Net
  Assets Resulting from Operations  $7,430,805  $1,980,009      $(470,432)
                                    ==========  ==========      =========



/(a) /Period from March 1, 2005, date operations commenced, through April 30,
  2005.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                      PARTNERS       PARTNERS       PARTNERS
                                    INTERNATIONAL    LARGECAP       LARGECAP
                                        FUND        BLEND FUND    BLEND FUND I
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends........................  $ 4,107,743    $ 7,337,958     $ 435,477
 Withholding tax on foreign
  dividends.......................     (450,738)            --            --
 Interest.........................       80,869         28,585         2,734
                                    -----------    -----------     ---------
                      Total Income    3,737,874      7,366,543       438,211
Expenses:
 Management and investment
  advisory fees...................    1,550,203      2,364,302        81,683
 Distribution fees - Advisors
  Preferred.......................        2,372         29,928         1,727
 Distribution fees - Advisors
  Select..........................        6,425         38,620         4,614
 Distribution fees - Advisors
  Signature.......................           24             17            18
 Distribution fees - Class J......          N/A        129,060        70,486
 Distribution fees - Select.......        1,336          3,910           594
 Administrative service fees -
  Advisors Preferred..............        1,423         17,957         1,036
 Administrative service fees -
  Advisors Select.................        4,283         25,747         3,076
 Administrative service fees -
  Advisors Signature..............           19             14            14
 Administrative service fees -
  Preferred.......................        3,907         19,664         1,345
 Administrative service fees -
  Select..........................        1,736          5,083           772
 Registration fees - Class J......          N/A          7,232         7,558
 Service fees - Advisors Preferred        1,613         20,351         1,174
 Service fees - Advisors Select...        5,354         32,183         3,845
 Service fees - Advisors Signature           17             13            13
 Service fees - Preferred.........        5,328         26,814         1,834
 Service fees - Select............        2,003          5,865           891
 Shareholder reports - Class J....          N/A          4,439         2,319
 Transfer and administrative fees
  - Class J.......................          N/A         49,164        27,039
                                    -----------    -----------     ---------
                    Total Expenses    1,586,043      2,780,363       210,038
                                    -----------    -----------     ---------
  Net Investment Income (Operating
                             Loss)    2,151,831      4,586,180       228,173

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions..........    7,749,121     15,870,228       945,820
 Foreign currency transactions....      880,538             --            --
 Futures contracts................      938,899        252,027        21,204
Change in unrealized
appreciation/depreciation of:
 Investments......................    2,829,982     (1,895,243)     (562,709)
 Futures contracts................     (713,548)      (221,015)       (4,243)
 Translation of assets and
  liabilities in foreign
  currencies......................      (91,945)            --            --
                                    -----------    -----------     ---------
  Net Realized and Unrealized Gain
 (Loss) on Investments and Foreign
                        Currencies   11,593,047     14,005,997       400,072
                                    -----------    -----------     ---------
    Net Increase (Decrease) in Net
  Assets Resulting from Operations  $13,744,878    $18,592,177     $ 628,245
                                    ===========    ===========     =========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                               PARTNERS         PARTNERS          PARTNERS
                            LARGECAP GROWTH  LARGECAP GROWTH   LARGECAP GROWTH
                                 FUND            FUND I            FUND II
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends................    $ 125,809       $  6,907,012       $2,412,703
 Interest.................        3,844             36,104           46,349
                              ---------       ------------       ----------
              Total Income      129,653          6,943,116        2,459,052
Expenses:
 Management and investment
  advisory fees...........       77,594          2,774,222        1,472,329
 Distribution fees -
  Advisors Preferred......        1,734             39,115            8,719
 Distribution fees -
  Advisors Select.........        3,637             31,216           18,429
 Distribution fees -
  Advisors Signature......           20                 18              128
 Distribution fees - Class
  J.......................       15,496             50,076           21,228
 Distribution fees -
  Select..................           58              2,368            6,386
 Administrative service
  fees - Advisors
  Preferred...............        1,040             23,469            5,231
 Administrative service
  fees - Advisors Select..        2,424             20,811           12,286
 Administrative service
  fees - Advisors
  Signature...............           16                 14              103
 Administrative service
  fees - Preferred........           64             14,996            9,653
 Administrative service
  fees - Select...........           75              3,079            8,302
 Registration fees - Class
  J.......................        9,729              5,422            4,250
 Service fees - Advisors
  Preferred...............        1,179             26,598            5,929
 Service fees - Advisors
  Select..................        3,031             26,014           15,357
 Service fees - Advisors
  Signature...............           14                 13               92
 Service fees - Preferred.           88             20,449           13,164
 Service fees - Select....           87              3,552            9,580
 Shareholder reports -
  Class J.................          760              2,938              963
 Transfer and
  administrative fees -
  Class J.................       12,237             34,916           14,603
                              ---------       ------------       ----------
      Total Gross Expenses      129,283          3,079,286        1,626,732
 Less: Reimbursement from
  Manager - Class J.......       14,950                 --            9,130
                              ---------       ------------       ----------
        Total Net Expenses      114,333          3,079,286        1,617,602
                              ---------       ------------       ----------
     Net Investment Income
          (Operating Loss)       15,320          3,863,830          841,450

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND
FOREIGN CURRENCIES
Net realized gain (loss)
from:
 Investment transactions..      245,019         11,493,081        3,548,903
 Foreign currency
  transactions............           --                 --         (133,412)
 Futures contracts........      (19,585)                --               --
Change in unrealized
appreciation/depreciation
of:
 Investments..............     (221,390)       (11,719,775)        (369,210)
 Futures contracts........      (18,150)                --               --
 Translation of assets and
  liabilities in foreign
  currencies..............           --                 --            8,783
                              ---------       ------------       ----------
          Net Realized and
 Unrealized Gain (Loss) on
           Investments and
        Foreign Currencies      (14,106)          (226,694)       3,055,064
                              ---------       ------------       ----------
Net Increase (Decrease) in
 Net Assets Resulting from
                Operations    $   1,214       $  3,637,136       $3,896,514
                              =========       ============       ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
          SIX MONTHS ENDED APRIL 30, 2005, EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                  PARTNERS        PARTNERS         PARTNERS
                               LARGECAP VALUE  LARGECAP VALUE   LARGECAP VALUE
                                    FUND           FUND I       FUND II /(A)/
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends...................   $18,731,393       $382,582        $  234,333
 Interest....................       137,075         18,952            12,475
                                -----------       --------        ----------
                 Total Income    18,868,468        401,534           246,808
Expenses:
 Management and investment
  advisory fees..............     5,761,839        142,368            73,439
 Distribution fees - Advisors
  Preferred..................        50,843             14                 8
 Distribution fees - Advisors
  Select.....................        56,695             21                10
 Distribution fees - Advisors
  Signature..................            23            166                12
 Distribution fees - Class J.       126,188            N/A               N/A
 Distribution fees - Select..         9,460              6                 4
 Administrative service fees
  - Advisors Preferred.......        30,506              8                 5
 Administrative service fees
  - Advisors Select..........        37,797             14                 6
 Administrative service fees
  - Advisors Signature.......            18            133                 9
 Administrative service fees
  - Preferred................        30,366            145               118
 Administrative service fees
  - Select...................        12,298              7                 4
 Registration fees - Class J.         7,109            N/A               N/A
 Service fees - Advisors
  Preferred..................        34,573              9                 6
 Service fees - Advisors
  Select.....................        47,246             17                 8
 Service fees - Advisors
  Signature..................            16            118                 9
 Service fees - Preferred....        41,409            199               160
 Service fees - Select.......        14,190              9                 5
 Shareholder reports - Class
  J..........................         4,397            N/A               N/A
 Transfer and administrative
  fees - Class J.............        51,103            N/A               N/A
                                -----------       --------        ----------
               Total Expenses     6,316,076        143,234            73,803
                                -----------       --------        ----------
        Net Investment Income
             (Operating Loss)    12,552,392        258,300           173,005

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss)
from:
 Investment transactions.....    39,518,533        123,662            11,207
Change in unrealized
appreciation/depreciation of:
 Investments.................    10,870,929        167,058         1,347,292
                                -----------       --------        ----------
  Net Realized and Unrealized
   Gain (Loss) on Investments
       and Foreign Currencies    50,389,462        290,720         1,358,499
                                -----------       --------        ----------
   Net Increase (Decrease) in
    Net Assets Resulting from
                   Operations   $62,941,854       $549,020        $1,531,504
                                ===========       ========        ==========



/(a) /Period from December 29, 2004, date operations commenced, through April
  30, 2005.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                    PARTNERS       PARTNERS        PARTNERS
                                  MIDCAP GROWTH  MIDCAP GROWTH   MIDCAP GROWTH
                                      FUND          FUND I       FUND II /(A)/
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends......................   $   88,028     $  465,424     $     11,684
 Interest.......................        6,099         16,046            3,240
                                   ----------     ----------     ------------
                    Total Income       94,127        481,470           14,924
Expenses:
 Management and investment
  advisory fees.................      246,914        744,510          182,682
 Distribution fees - Advisors
  Preferred.....................       17,830          1,115               14
 Distribution fees - Advisors
  Select........................       13,110            424               10
 Distribution fees - Advisors
  Signature.....................           19             26               12
 Distribution fees - Class J....       43,687            N/A              N/A
 Distribution fees - Select.....           87             59                4
 Administrative service fees -
  Advisors Preferred............       10,698            669                8
 Administrative service fees -
  Advisors Select...............        8,740            282                7
 Administrative service fees -
  Advisors Signature............           15             21                9
 Administrative service fees -
  Preferred.....................        4,791            393                4
 Administrative service fees -
  Select........................          113             77                5
 Registration fees - Class J....        5,769            N/A              N/A
 Service fees - Advisors
  Preferred.....................       12,124            758                9
 Service fees - Advisors Select.       10,925            353                8
 Service fees - Advisors
  Signature.....................           13             19                8
 Service fees - Preferred.......        6,533            536                5
 Service fees - Select..........          130             89                6
 Shareholder reports - Class J..        2,362            N/A              N/A
 Transfer and administrative
  fees - Class J................       29,102            N/A              N/A
                                   ----------     ----------     ------------
                  Total Expenses      412,962        749,331          182,791
                                   ----------     ----------     ------------
Net Investment Income (Operating
                           Loss)     (318,835)      (267,861)        (167,867)

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions........    2,072,368      3,244,252       (1,029,323)
Change in unrealized
appreciation/depreciation of:
 Investments....................     (416,950)     1,399,574      (15,907,020)
                                   ----------     ----------     ------------
Net Realized and Unrealized Gain
       (Loss) on Investments and
              Foreign Currencies    1,655,418      4,643,826      (16,936,343)
                                   ----------     ----------     ------------
  Net Increase (Decrease) in Net
           Assets Resulting from
                      Operations   $1,336,583     $4,375,965     $(17,104,210)
                                   ==========     ==========     ============



/(a) /Period from December 29, 2004 date operations commenced, through April 30,
  2005.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                       PARTNERS     PARTNERS       PARTNERS
                                        MIDCAP       MIDCAP        SMALLCAP
                                      VALUE FUND     VALUE I      BLEND FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends.........................  $ 2,002,571   $ 2,591,874   $    840,977
 Interest..........................       46,496        49,143         17,902
                                     -----------   -----------   ------------
                       Total Income    2,049,067     2,641,017        858,879
Expenses:
 Management and investment advisory
  fees.............................    1,815,199     1,815,119        929,585
 Distribution fees - Advisors
  Preferred........................       11,511           628            418
 Distribution fees - Advisors
  Select...........................       16,501           106            361
 Distribution fees - Advisors
  Signature........................           22            20             21
 Distribution fees - Class J.......      112,281           N/A            N/A
 Distribution fees - Select........        2,739             5            114
 Administrative service fees -
  Advisors Preferred...............        6,906           377            251
 Administrative service fees -
  Advisors Select..................       11,001            71            240
 Administrative service fees -
  Advisors Signature...............           18            16             17
 Administrative service fees -
  Preferred........................        5,416            38             42
 Administrative service fees -
  Select...........................        3,561             7            149
 Registration fees - Class J.......        6,279           N/A            N/A
 Service fees - Advisors Preferred.        7,827           427            284
 Service fees - Advisors Select....       13,751            88            301
 Service fees - Advisors Signature.           16            14             15
 Service fees - Preferred..........        7,386            52             58
 Service fees - Select.............        4,108             9            172
 Shareholder reports - Class J.....        5,489           N/A            N/A
 Transfer and administrative fees -
  Class J..........................       58,658           N/A            N/A
                                     -----------   -----------   ------------
                     Total Expenses    2,088,669     1,816,977        932,028
                                     -----------   -----------   ------------
   Net Investment Income (Operating
                              Loss)      (39,602)      824,040        (73,149)

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions...........   19,562,858    16,608,728      9,258,694
Change in unrealized
appreciation/depreciation of:
 Investments.......................   (8,016,296)    3,800,352    (11,221,498)
                                     -----------   -----------   ------------
   Net Realized and Unrealized Gain
          (Loss) on Investments and
                 Foreign Currencies   11,546,562    20,409,080     (1,962,804)
                                     -----------   -----------   ------------
     Net Increase (Decrease) in Net
   Assets Resulting from Operations  $11,506,960   $21,233,120   $ (2,035,953)
                                     ===========   ===========   ============



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                 PARTNERS        PARTNERS         PARTNERS
                                 SMALLCAP        SMALLCAP         SMALLCAP
                               GROWTH FUND I  GROWTH FUND II   GROWTH FUND III
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends...................  $   101,113    $    376,976      $    24,686
 Interest....................        8,431          52,262            9,407
                               -----------    ------------      -----------
                 Total Income      109,544         429,238           34,093
Expenses:
 Management and investment
  advisory fees..............      508,954       1,619,805           76,754
 Distribution fees - Advisors
  Preferred..................        3,098          10,693              246
 Distribution fees - Advisors
  Select.....................        1,222          12,608               85
 Distribution fees - Advisors
  Signature..................           19              18               18
 Distribution fees - Class J.       20,585          16,189              N/A
 Distribution fees - Select..           41             896                5
 Administrative service fees
  - Advisors Preferred.......        1,859           6,416              147
 Administrative service fees
  - Advisors Select..........          814           8,405               57
 Administrative service fees
  - Advisors Signature.......           15              14               14
 Administrative service fees
  - Preferred................        1,232           5,113              494
 Administrative service fees
  - Select...................           53           1,165                7
 Registration fees - Class J.        6,359           5,588              N/A
 Service fees - Advisors
  Preferred..................        2,107           7,271              167
 Service fees - Advisors
  Select.....................        1,018          10,507               71
 Service fees - Advisors
  Signature..................           13              13               13
 Service fees - Preferred....        1,680           6,972              674
 Service fees - Select.......           61           1,344                7
 Shareholder reports - Class
  J..........................        1,356             892              N/A
 Transfer and administrative
  fees - Class J.............       17,609          14,273              N/A
                               -----------    ------------      -----------
         Total Gross Expenses      568,095       1,728,182           78,759
 Less: Reimbursement from
  Manager - Class J..........        6,737           2,871              N/A
                               -----------    ------------      -----------
           Total Net Expenses      561,358       1,725,311           78,759
                               -----------    ------------      -----------
        Net Investment Income
             (Operating Loss)     (451,814)     (1,296,073)         (44,666)

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss)
from:
 Investment transactions.....    3,878,766      16,963,749          417,695
Change in unrealized
appreciation/depreciation of:
 Investments.................   (7,480,533)    (14,137,032)      (3,269,059)
                               -----------    ------------      -----------
  Net Realized and Unrealized
   Gain (Loss) on Investments
                          and
           Foreign Currencies   (3,601,767)      2,826,717       (2,851,364)
                               -----------    ------------      -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
                   Operations  $(4,053,581)   $  1,530,644      $(2,896,030)
                               ===========    ============      ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                  PARTNERS        PARTNERS         PARTNERS
                               SMALLCAP VALUE  SMALLCAP VALUE   SMALLCAP VALUE
                                    FUND           FUND I          FUND II
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends...................   $ 1,367,901     $ 1,138,442      $   152,602
 Interest....................        35,399          26,956            4,269
                                -----------     -----------      -----------
                 Total Income     1,403,300       1,165,398          156,871
Expenses:
 Management and investment
  advisory fees..............     1,425,071         801,725          147,071
 Distribution fees - Advisors
  Preferred..................         7,940          10,090              558
 Distribution fees - Advisors
  Select.....................         3,999          14,776              482
 Distribution fees - Advisors
  Signature..................            18              20               19
 Distribution fees - Class J.        18,849             N/A              N/A
 Distribution fees - Select..            21             692                5
 Administrative service fees
  - Advisors Preferred.......         4,764           6,054              335
 Administrative service fees
  - Advisors Select..........         2,666           9,851              321
 Administrative service fees
  - Advisors Signature.......            14              16               15
 Administrative service fees
  - Preferred................         8,513           3,385                6
 Administrative service fees
  - Select...................            27             900                7
 Registration fees - Class J.         5,953             N/A              N/A
 Service fees - Advisors
  Preferred..................         5,399           6,861              379
 Service fees - Advisors
  Select.....................         3,333          12,314              402
 Service fees - Advisors
  Signature..................            13              14               13
 Service fees - Preferred....        11,609           4,615                9
 Service fees - Select.......            31           1,038                9
 Shareholder reports - Class
  J..........................         1,002             N/A              N/A
 Transfer and administrative
  fees - Class J.............        13,242             N/A              N/A
                                -----------     -----------      -----------
         Total Gross Expenses     1,512,464         872,351          149,631
 Less: Reimbursement from
  Manager - Class J..........         3,218             N/A              N/A
                                -----------     -----------      -----------
           Total Net Expenses     1,509,246         872,351          149,631
                                -----------     -----------      -----------
        Net Investment Income
             (Operating Loss)      (105,946)        293,047            7,240

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss)
from:
 Investment transactions.....    21,455,416       1,891,443        2,041,561
 Futures contracts...........            --          36,013               --
Change in unrealized
appreciation/depreciation of:
 Investments.................    (7,274,745)     (1,945,727)      (3,480,745)
 Futures contracts...........            --        (241,514)              --
                                -----------     -----------      -----------
  Net Realized and Unrealized
   Gain (Loss) on Investments
                          and
           Foreign Currencies    14,180,671        (259,785)      (1,439,184)
                                -----------     -----------      -----------
   Net Increase (Decrease) in
    Net Assets Resulting from
                   Operations   $14,074,725     $    33,262      $(1,431,944)
                                ===========     ===========      ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                      PREFERRED     PRINCIPAL      PRINCIPAL
                                      SECURITIES     LIFETIME      LIFETIME
                                         FUND       2010 FUND      2020 FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends from affiliates.........  $        --   $ 7,923,580    $11,442,131
 Dividends.........................    6,449,414            --             --
 Interest..........................    1,498,833            --             --
                                     -----------   -----------    -----------
                       Total Income    7,948,247     7,923,580     11,442,131
Expenses:
 Management and investment advisory
  fees.............................      902,591       228,266        343,489
 Distribution fees - Advisors
  Preferred........................           13        13,153         17,065
 Distribution fees - Advisors
  Select...........................           15        17,754         27,309
 Distribution fees - Advisors
  Signature........................           17            24            211
 Distribution fees - Class J.......       48,601       173,813        286,963
 Distribution fees - Select........            5         1,718          2,741
 Administrative service fees -
  Advisors Preferred...............            7         7,892         10,239
 Administrative service fees -
  Advisors Select..................           10        11,836         18,206
 Administrative service fees -
  Advisors Signature...............           13            19            169
 Administrative service fees -
  Preferred........................            5         6,239         10,438
 Administrative service fees -
  Select...........................            7         2,234          3,563
 Registration fees - Class J.......       15,107         9,736         10,838
 Service fees - Advisors Preferred.            9         8,944         11,604
 Service fees - Advisors Select....           13        14,795         22,757
 Service fees - Advisors Signature.           12            17            151
 Service fees - Preferred..........            7         8,508         14,233
 Service fees - Select.............            7         2,577          4,111
 Shareholder reports - Class J.....        1,741         1,826          3,976
 Transfer and administrative fees -
  Class J..........................       23,557        26,741         49,098
                                     -----------   -----------    -----------
               Total Gross Expenses      991,737       536,092        837,161
 Less: Reimbursement from Manager -
  Class J..........................        6,297            --             --
                                     -----------   -----------    -----------
                 Total Net Expenses      985,440       536,092        837,161
                                     -----------   -----------    -----------
   Net Investment Income (Operating
                              Loss)    6,962,807     7,387,488     10,604,970

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions...........     (211,913)           --             --
 Investment transactions in
  affiliates.......................           --       (25,250)     1,120,934
 Futures contracts.................      121,356            --             --
 Other investment companies........           --     4,093,618      7,030,437
Change in unrealized
appreciation/depreciation of:
 Investments.......................   (3,585,696)           --             --
 Investments in affiliates.........           --    (1,323,294)    (1,159,138)
 Futures contracts.................     (746,696)           --             --
                                     -----------   -----------    -----------
   Net Realized and Unrealized Gain
  (Loss) on Investments and Foreign
                         Currencies   (4,422,949)    2,745,074      6,992,233
                                     -----------   -----------    -----------
     Net Increase (Decrease) in Net
   Assets Resulting from Operations  $ 2,539,858   $10,132,562    $17,597,203
                                     ===========   ===========    ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                          PRINCIPAL    PRINCIPAL    PRINCIPAL
                                          LIFETIME     LIFETIME      LIFETIME
                                          2030 FUND    2040 FUND    2050 FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING LOSS)
Income:
 Dividends from affiliates.............  $ 9,329,997  $3,210,795    $1,331,510
                                         -----------  ----------    ----------
                           Total Income    9,329,997   3,210,795     1,331,510
Expenses:
 Management and investment advisory
  fees.................................      301,129     115,221        52,109
 Distribution fees - Advisors Preferred        9,355      12,142         2,317
 Distribution fees - Advisors Select...       22,950       9,376         6,822
 Distribution fees - Advisors Signature           27          23            32
 Distribution fees - Class J...........      271,426      77,510        12,507
 Distribution fees - Select............        5,297         393           199
 Administrative service fees - Advisors
  Preferred............................        5,613       7,285         1,390
 Administrative service fees - Advisors
  Select...............................       15,300       6,250         4,548
 Administrative service fees - Advisors
  Signature............................           22          18            26
 Administrative service fees -
  Preferred............................        9,290       2,527           888
 Administrative service fees - Select..        6,885         511           259
 Registration fees - Class J...........       12,383       7,451         6,786
 Service fees - Advisors Preferred.....        6,361       8,257         1,576
 Service fees - Advisors Select........       19,125       7,813         5,685
 Service fees - Advisors Signature.....           19          16            23
 Service fees - Preferred..............       12,668       3,446         1,210
 Service fees - Select.................        7,945         589           299
 Shareholder reports - Class J.........        7,714       2,443           495
 Transfer and administrative fees -
  Class J..............................       80,644      29,657         9,600
                                         -----------  ----------    ----------
                         Total Expenses      794,153     290,928       106,771
                                         -----------  ----------    ----------
 Net Investment Income (Operating Loss)    8,535,844   2,919,867     1,224,739

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions in affiliates.    1,412,207     551,640       267,002
 Other investment companies............    6,749,624   2,608,991     1,237,262
Change in unrealized
appreciation/depreciation of:
 Investments in affiliates.............      383,977    (114,769)        5,323
                                         -----------  ----------    ----------
Net Realized and Unrealized Gain (Loss)
                     on Investments and
                     Foreign Currencies    8,545,808   3,045,862     1,509,587
                                         -----------  ----------    ----------
  Net Increase (Decrease) in Net Assets
              Resulting from Operations  $17,081,652  $5,965,729    $2,734,326
                                         ===========  ==========    ==========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                PRINCIPAL
                            LIFETIME STRATEGIC    REAL ESTATE      SMALLCAP
                               INCOME FUND      SECURITIES FUND   BLEND FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends from affiliates     $ 3,881,686        $        --     $        --
 Dividends................              --          7,045,332         574,089
 Interest.................              --            107,300          58,999
                               -----------        -----------     -----------
              Total Income       3,881,686          7,152,632         633,088
Expenses:
 Management and investment
  advisory fees...........         110,396          2,012,824         436,214
 Distribution fees -
  Advisors Preferred......           7,087             35,172           3,501
 Distribution fees -
  Advisors Select.........           5,723             21,644           2,464
 Distribution fees -
  Advisors Signature......              22                 22              18
 Distribution fees - Class
  J.......................          80,793            265,320         217,893
 Distribution fees -
  Select..................             423              1,075               9
 Administrative service
  fees - Advisors
  Preferred...............           4,252             21,103           2,101
 Administrative service
  fees - Advisors Select..           3,816             14,430           1,642
 Administrative service
  fees - Advisors
  Signature...............              18                 17              14
 Administrative service
  fees - Preferred........           3,095             20,637           3,137
 Administrative service
  fees - Select...........             549              1,398              12
 Registration fees - Class
  J.......................           6,579              9,904          10,149
 Service fees - Advisors
  Preferred...............           4,819             23,917           2,381
 Service fees - Advisors
  Select..................           4,769             18,037           2,053
 Service fees - Advisors
  Signature...............              16                 16              13
 Service fees - Preferred.           4,220             28,141           4,278
 Service fees - Select....             634              1,613              13
 Shareholder reports -
  Class J.................             835             12,223           9,263
 Transfer and
  administrative fees -
  Class J.................          14,225            117,898          94,849
                               -----------        -----------     -----------
            Total Expenses         252,271          2,605,391         790,004
                               -----------        -----------     -----------
     Net Investment Income
          (Operating Loss)       3,629,415          4,547,241        (156,916)

NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss)
from:
 Investment transactions..              --         11,901,702       6,068,634
 Investment transactions
  in affiliates...........       1,182,530                 --              --
 Futures contracts........              --                 --         282,028
 Other investment
  companies...............       1,616,168                 --              --
Change in unrealized
appreciation/depreciation
of:
 Investments..............              --         20,806,151      (2,298,723)
 Investments in affiliates      (2,380,608)                --              --
 Futures contracts........              --                 --        (152,714)
                               -----------        -----------     -----------
          Net Realized and
 Unrealized Gain (Loss) on
   Investments and Foreign
                Currencies         418,090         32,707,853       3,899,225
                               -----------        -----------     -----------
Net Increase (Decrease) in
 Net Assets Resulting from
                Operations     $ 4,047,505        $37,255,094     $ 3,742,309
                               ===========        ===========     ===========



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                  SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

 -------------------------------------------------------------------------------

                                                     SMALLCAP
                                       SMALLCAP      S&P 600       SMALLCAP
                                     GROWTH FUND    INDEX FUND    VALUE FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME (OPERATING
 LOSS)
Income:
 Dividends.........................  $    74,473   $   799,470    $   450,916
 Interest..........................        6,347        33,908         36,478
                                     -----------   -----------    -----------
                       Total Income       80,820       833,378        487,394
Expenses:
 Management and investment advisory
  fees.............................      106,183       131,622        273,639
 Distribution fees - Advisors
  Preferred........................           19        19,970          5,847
 Distribution fees - Advisors
  Select...........................          136        20,516          3,574
 Distribution fees - Advisors
  Signature........................           18            18             17
 Distribution fees - Class J.......       69,948       102,969         81,070
 Distribution fees - Select........            5         2,104            202
 Administrative service fees -
  Advisors Preferred...............           11        11,982          3,508
 Administrative service fees -
  Advisors Select..................           91        13,678          2,383
 Administrative service fees -
  Advisors Signature...............           14            14             14
 Administrative service fees -
  Preferred........................          110        21,868          3,711
 Administrative service fees -
  Select...........................            7         2,735            262
 Registration fees - Class J.......        7,902         6,735          6,804
 Service fees - Advisors Preferred.           13        13,580          3,976
 Service fees - Advisors Select....          113        17,097          2,979
 Service fees - Advisors Signature.           12            13             12
 Service fees - Preferred..........          150        29,820          5,061
 Service fees - Select.............            9         3,156            303
 Shareholder reports - Class J.....        3,500         5,079          3,157
 Transfer and administrative fees -
  Class J..........................       41,505        50,798         35,469
                                     -----------   -----------    -----------
                     Total Expenses      229,746       453,754        431,988
                                     -----------   -----------    -----------
   Net Investment Income (Operating
                              Loss)     (148,926)      379,624         55,406

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions...........    2,061,880     2,052,287      5,325,692
 Futures contracts.................           --       (46,748)            --
Change in unrealized
appreciation/depreciation of:
 Investments.......................   (2,272,856)   (2,633,013)    (4,088,627)
                                     -----------   -----------    -----------
   Net Realized and Unrealized Gain
          (Loss) on Investments and
                 Foreign Currencies     (210,976)     (627,474)     1,237,065
                                     -----------   -----------    -----------
     Net Increase (Decrease) in Net
   Assets Resulting from Operations  $  (359,902)  $  (247,850)   $ 1,292,471
                                     ===========   ===========    ===========



See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                       BOND & MORTGAGE
                                                          SECURITIES
                                                             FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $ 13,045,691    $ 16,695,444
Net realized gain (loss) from investment
 transactions and foreign currency transactions      (367,438)      1,937,153
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............    (4,639,743)      7,782,882
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations     8,038,510      26,415,479
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................   (13,997,901)    (16,808,487)
From net realized gain on investments and
 foreign currency transactions.................      (455,444)             --
                                                 ------------    ------------
              Total Dividends and Distributions   (14,453,345)    (16,808,487)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..   253,112,332     292,406,215
                                                 ------------    ------------
        Total increase (decrease) in net assets   246,697,497     302,013,207
NET ASSETS
Beginning of period............................   639,723,828     337,710,621
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $886,421,325    $639,723,828
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $   (207,513)   $  1,032,801
                                                 ============    ============



                                 ADVISORS      ADVISORS      ADVISORS
                                PREFERRED       SELECT      SIGNATURE     CLASS J      INSTITUTIONAL    PREFERRED        SELECT
                               ------------  -------------  ---------  -------------  --------------  -------------  --------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold........................  $ 9,784,839   $  8,771,892   $220,514   $ 44,050,094   $198,766,067    $ 20,444,280    $ 6,382,560
 Reinvested..................      541,643        566,458      1,266      2,880,747      9,380,993         985,119         90,864
 Redeemed....................   (4,258,153)    (5,835,878)    (1,955)   (17,091,612)   (13,920,804)     (7,010,130)    (1,636,472)
                               -----------   ------------   --------   ------------   ------------    ------------    -----------
Net Increase (Decrease)......  $ 6,068,329   $  3,502,472   $219,825   $ 29,839,229   $194,226,256    $ 14,419,269    $ 4,836,952
                               ===========   ============   ========   ============   ============    ============    ===========
Shares
 Sold........................      905,242        814,990     20,272      4,052,082     18,379,043       1,889,845        585,300
 Reinvested..................       50,212         52,639        117        265,035        866,694          91,252          8,328
 Redeemed....................     (394,414)      (540,340)      (181)    (1,572,014)    (1,285,749)       (651,443)      (150,314)
                               -----------   ------------   --------   ------------   ------------    ------------    -----------
Net Increase (Decrease)......      561,040        327,289     20,208      2,745,103     17,959,988       1,329,654        443,314
                               ===========   ============   ========   ============   ============    ============    ===========

Year Ended October 31, 2004
Dollars
 Sold........................  $21,739,971   $ 37,656,916        N/A   $ 73,317,481   $208,972,712    $ 25,194,498    $ 1,871,785
 Reinvested..................      729,503        656,001        N/A      3,888,973     10,067,582       1,395,445         62,677
 Redeemed....................   (8,749,923)   (19,474,787)       N/A    (30,445,747)   (16,013,323)    (17,854,526)      (609,023)
                               -----------   ------------   --------   ------------   ------------    ------------    -----------
Net Increase (Decrease)......  $13,719,551   $ 18,838,130        N/A   $ 46,760,707   $203,026,971    $  8,735,417    $ 1,325,439
                               ===========   ============   ========   ============   ============    ============    ===========
Shares
 Sold........................    2,022,906      3,496,544        N/A      6,776,176     19,377,201       2,349,936        172,476
 Reinvested..................       67,933         61,229        N/A        359,483        934,010         129,817          5,768
 Redeemed....................     (816,000)    (1,801,752)       N/A     (2,817,112)    (1,487,004)     (1,665,189)       (55,904)
                               -----------   ------------   --------   ------------   ------------    ------------    -----------
Net Increase (Decrease)......    1,274,839      1,756,021        N/A      4,318,547     18,824,207         814,564        122,340
                               ===========   ============   ========   ============   ============    ============    ===========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income..  $  (522,143)  $   (543,841)  $ (1,417)  $ (2,775,974)  $ (9,112,872)   $   (952,592)   $   (89,062)
 From net realized gain on
  investments and foreign
  currency transactions:.....      (19,500)       (22,617)        (7)      (110,739)      (268,252)        (32,527)        (1,802)
                               -----------   ------------   --------   ------------   ------------    ------------    -----------
Total Dividends and
 Distributions:..............  $  (541,643)  $   (566,458)  $ (1,424)  $ (2,886,713)  $ (9,381,124)   $   (985,119)   $   (90,864)
                               ===========   ============   ========   ============   ============    ============    ===========

Year Ended October 31, 2004
 From net investment income..  $  (729,503)  $   (656,001)       N/A   $ (3,897,279)  $(10,067,582)   $ (1,395,445)   $   (62,677)
                               -----------   ------------   --------   ------------   ------------    ------------    -----------
Total Dividends and
 Distributions:..............  $  (729,503)  $   (656,001)       N/A   $ (3,897,279)  $(10,067,582)   $ (1,395,445)   $   (62,677)
                               ===========   ============   ========   ============   ============    ============    ===========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                            CAPITAL
                                                          PRESERVATION
                                                              FUND
-------------------------------------------------------------------------------
                                                    SIX MONTHS        YEAR
                                                      ENDED          ENDED
                                                    APRIL 30,     OCTOBER 31,
                                                       2005           2004
                                                   ------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)...........  $   553,372    $ 1,353,692
Net increase from payments by affiliates.........           --        761,657
Net realized gain (loss) from investment
 transactions and foreign currency transactions..           --       (707,049)
Change in unrealized appreciation/depreciation of
 investments and translation of assets and
 liabilities in foreign currencies...............           --        (54,608)
                                                   -----------    -----------
  Net Increase (Decrease) in Net Assets Resulting
                                  from Operations      553,372      1,353,692
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.......................     (553,372)    (1,353,692)
                                                   -----------    -----------
                Total Dividends and Distributions     (553,372)    (1,353,692)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions....    6,499,842     29,959,437
                                                   -----------    -----------
          Total increase (decrease) in net assets    6,499,842     29,959,437
NET ASSETS
Beginning of period..............................   78,758,231     48,798,794
                                                   -----------    -----------
End of period (including undistributed net
 investment income as set forth below)...........  $85,258,073    $78,758,231
                                                   ===========    ===========
Undistributed (overdistributed) net investment
 income (operating loss).........................  $        --    $        --
                                                   ===========    ===========



                                      ADVISORS      ADVISORS     ADVISORS
                                     PREFERRED      SELECT      SIGNATURE     CLASS J      INSTITUTIONAL   PREFERRED      SELECT
                                    ------------  ------------  ---------  -------------  --------------  -----------  ------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold.............................  $ 9,946,782   $ 5,032,669   $10,000    $  4,148,604     $     26      $   16,547    $ 136,935
 Reinvested.......................      177,769        58,496        55         260,655       19,818          19,761       14,450
 Redeemed.........................   (3,903,671)   (3,152,789)       --      (5,970,252)          --        (130,818)    (185,195)
                                    -----------   -----------   -------    ------------     --------      ----------    ---------
Net Increase (Decrease)...........  $ 6,220,880   $ 1,938,376   $10,055    $ (1,560,993)    $ 19,844      $  (94,510)   $ (33,810)
                                    ===========   ===========   =======    ============     ========      ==========    =========
Shares
 Sold.............................    9,946,782     5,032,669    10,000       4,148,604           26          16,547      136,935
 Reinvested.......................      177,769        58,496        55         260,655       19,818          19,761       14,450
 Redeemed.........................   (3,903,671)   (3,152,789)       --      (5,970,252)          --        (130,818)    (185,195)
                                    -----------   -----------   -------    ------------     --------      ----------    ---------
Net Increase (Decrease)...........    6,220,880     1,938,376    10,055      (1,560,993)      19,844         (94,510)     (33,810)
                                    ===========   ===========   =======    ============     ========      ==========    =========

Year Ended October 31, 2004
Dollars
 Sold.............................  $25,991,841   $14,797,659       N/A    $ 16,891,634     $      5      $2,267,110    $ 398,234
 Reinvested.......................      245,849       124,232       N/A         840,381       51,020          46,717       38,442
 Redeemed.........................   (7,529,782)   (8,590,433)      N/A     (14,811,595)          --        (502,549)    (299,328)
                                    -----------   -----------   -------    ------------     --------      ----------    ---------
Net Increase (Decrease)...........  $18,707,908   $ 6,331,458       N/A    $  2,920,420     $ 51,025      $1,811,278    $ 137,348
                                    ===========   ===========   =======    ============     ========      ==========    =========
Shares
 Sold.............................   25,991,841    14,797,661       N/A      16,891,634            5       2,267,110      398,234
 Reinvested.......................      245,849       124,232       N/A         840,381       51,020          46,717       38,442
 Redeemed.........................   (7,529,782)   (8,590,435)      N/A     (14,811,595)          --        (502,549)    (299,328)
                                    -----------   -----------   -------    ------------     --------      ----------    ---------
Net Increase (Decrease)...........   18,707,908     6,331,458       N/A       2,920,420       51,025       1,811,278      137,348
                                    ===========   ===========   =======    ============     ========      ==========    =========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income.......  $  (177,769)  $   (58,686)  $   (55)   $   (262,774)    $(19,818)     $  (19,761)   $ (14,509)
                                    -----------   -----------   -------    ------------     --------      ----------    ---------
Total Dividends and Distributions:  $  (177,769)  $   (58,686)  $   (55)   $   (262,774)    $(19,818)     $  (19,761)   $ (14,509)
                                    ===========   ===========   =======    ============     ========      ==========    =========

Year Ended October 31, 2004
 From net investment income.......  $  (247,683)  $  (124,579)      N/A    $   (845,064)    $(51,022)     $  (46,902)   $ (38,442)
                                    -----------   -----------   -------    ------------     --------      ----------    ---------
Total Dividends and Distributions:  $  (247,683)  $  (124,579)      N/A    $   (845,064)    $(51,022)     $  (46,902)   $ (38,442)
                                    ===========   ===========   =======    ============     ========      ==========    =========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                         DISCIPLINED
                                                           LARGECAP
                                                          BLEND FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $  2,433,796    $    220,764
Net realized gain (loss) from investment
 transactions and foreign currency transactions     3,809,616       1,123,848
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............     4,120,178       3,455,110
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations    10,363,590       4,799,722
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................    (1,553,513)       (113,725)
From net realized gain on investments and
 foreign currency transactions.................    (1,280,251)       (275,852)
                                                 ------------    ------------
              Total Dividends and Distributions    (2,833,764)       (389,577)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..   106,815,784     231,213,255
                                                 ------------    ------------
        Total increase (decrease) in net assets   114,345,610     235,623,400
NET ASSETS
Beginning of period............................   248,016,738      12,393,338
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $362,362,348    $248,016,738
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $  1,078,361    $    198,078
                                                 ============    ============



                         ADVISORS    ADVISORS    ADVISORS
                        PREFERRED     SELECT    SIGNATURE   INSTITUTIONAL   PREFERRED     SELECT
                        ----------  ----------  ---------  --------------  ----------  ------------
---------------------------------------------------------------------------------------------------
CAPITAL SHARE
 TRANSACTIONS:
Period Ended April 30,
 2005
Dollars
 Sold.................  $  22,378   $  53,654   $10,000    $112,115,594    $      --    $      --
 Reinvested...........         21          --        --       2,833,259           --           --
 Redeemed.............    (10,598)        (30)       --      (8,208,494)          --           --
                        ---------   ---------   -------    ------------    ---------    ---------
Net Increase
 (Decrease)...........  $  11,801   $  53,624   $10,000    $106,740,359    $      --    $      --
                        =========   =========   =======    ============    =========    =========
Shares
 Sold.................      1,667       3,850       772       8,189,333           --           --
 Reinvested...........          1          --        --         205,405           --           --
 Redeemed.............       (794)         (2)       --        (595,842)          --           --
                        ---------   ---------   -------    ------------    ---------    ---------
Net Increase
 (Decrease)...........        874       3,848       772       7,798,896           --           --
                        =========   =========   =======    ============    =========    =========

Year Ended October 31,
 2004
Dollars
 Sold.................  $      28   $      15       N/A    $247,110,786    $      --    $      33
 Reinvested...........         --          --       N/A          11,680           --           --
 Redeemed.............   (118,000)   (117,000)      N/A     (15,438,287)    (118,000)    (118,000)
                        ---------   ---------   -------    ------------    ---------    ---------
Net Increase
 (Decrease)...........  $(117,972)  $(116,985)      N/A    $231,684,179    $(118,000)   $(117,967)
                        =========   =========   =======    ============    =========    =========
Shares
 Sold.................         --          --       N/A      19,373,275           --           --
 Reinvested...........         --          --       N/A             962           --           --
 Redeemed.............     (9,284)     (9,220)      N/A      (1,207,777)      (9,262)      (9,269)
                        ---------   ---------   -------    ------------    ---------    ---------
Net Increase
 (Decrease)...........     (9,284)     (9,220)      N/A      18,166,460       (9,262)      (9,269)
                        =========   =========   =======    ============    =========    =========

DISTRIBUTIONS:
Period Ended April 30,
 2005
 From net investment
  income..............  $     (68)  $     (51)  $   (49)   $ (1,553,242)   $     (52)   $     (51)
 From net realized
  gain on investments
  and foreign currency
  transactions:.......        (45)        (49)      (48)     (1,280,017)         (46)         (46)
                        ---------   ---------   -------    ------------    ---------    ---------
Total Dividends and
 Distributions:.......  $    (113)  $    (100)  $   (97)   $ (2,833,259)   $     (98)   $     (97)
                        =========   =========   =======    ============    =========    =========

Year Ended October 31,
 2004
 From net investment
  income..............  $    (429)  $    (208)      N/A    $   (111,624)   $    (800)   $    (664)
 From net realized
  gain on investments
  and foreign currency
  transactions:.......     (2,677)     (2,677)      N/A        (265,144)      (2,677)      (2,677)
                        ---------   ---------   -------    ------------    ---------    ---------
Total Dividends and
 Distributions:.......  $  (3,106)  $  (2,885)      N/A    $   (376,768)   $  (3,477)   $  (3,341)
                        =========   =========   =======    ============    =========    =========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                         DIVERSIFIED
                                                      INTERNATIONAL FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $    720,998    $    508,919
Net realized gain (loss) from investment
 transactions and foreign currency transactions     8,609,045      11,819,086
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............     1,307,666        (807,525)
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations    10,637,709      11,520,480
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................      (542,750)       (128,116)
From net realized gain on investments and
 foreign currency transactions.................    (2,442,645)             --
                                                 ------------    ------------
              Total Dividends and Distributions    (2,985,395)       (128,116)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..    19,555,089      36,595,823
                                                 ------------    ------------
        Total increase (decrease) in net assets    27,207,403      47,988,187
NET ASSETS
Beginning of period............................   104,491,372      56,503,185
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $131,698,775    $104,491,372
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $    638,779    $    466,782
                                                 ============    ============



                                     ADVISORS      ADVISORS     ADVISORS
                                    PREFERRED      SELECT      SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED       SELECT
                                   ------------  ------------  ---------  ------------  --------------  ------------  -------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold............................  $ 1,366,111   $   873,193   $94,308    $16,850,034    $3,574,420     $ 3,152,498    $  313,364
 Reinvested......................      224,255       156,672        --      1,788,123       478,379         297,698        38,263
 Redeemed........................   (1,477,557)     (469,937)      (23)    (6,455,688)       (8,757)     (1,095,848)     (144,419)
                                   -----------   -----------   -------    -----------    ----------     -----------    ----------
Net Increase (Decrease)..........  $   112,809   $   559,928   $94,285    $12,182,469    $4,044,042     $ 2,354,348    $  207,208
                                   ===========   ===========   =======    ===========    ==========     ===========    ==========
Shares
 Sold............................      134,713        87,204     9,294      1,685,340       358,387         312,707        30,576
 Reinvested......................       22,671        15,936        --        181,702        48,304          30,032         3,818
 Redeemed........................     (146,334)      (47,639)       (2)      (644,691)         (869)       (108,056)      (14,456)
                                   -----------   -----------   -------    -----------    ----------     -----------    ----------
Net Increase (Decrease)..........       11,050        55,501     9,292      1,222,351       405,822         234,683        19,938
                                   ===========   ===========   =======    ===========    ==========     ===========    ==========

Year Ended October 31, 2004
Dollars
 Sold............................  $ 4,773,670   $ 3,793,869       N/A    $32,278,937    $5,419,918     $ 5,612,260    $1,718,939
 Reinvested......................        9,811           947       N/A             --        75,630          41,031            25
 Redeemed........................   (1,657,755)   (1,989,011)      N/A     (8,988,658)      (27,724)     (4,013,755)     (452,311)
                                   -----------   -----------   -------    -----------    ----------     -----------    ----------
Net Increase (Decrease)..........  $ 3,125,726   $ 1,805,805       N/A    $23,290,279    $5,467,824     $ 1,639,536    $1,266,653
                                   ===========   ===========   =======    ===========    ==========     ===========    ==========
Shares
 Sold............................      541,439       443,826       N/A      3,676,247       618,281         647,780       194,583
 Reinvested......................        1,158           112       N/A             --         8,972           4,850             3
 Redeemed........................     (187,732)     (226,269)      N/A     (1,027,279)       (3,137)       (461,943)      (50,173)
                                   -----------   -----------   -------    -----------    ----------     -----------    ----------
Net Increase (Decrease)..........      354,865       217,669       N/A      2,648,968       624,116         190,687       144,413
                                   ===========   ===========   =======    ===========    ==========     ===========    ==========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income......  $   (40,716)  $   (27,896)  $   (46)   $  (315,959)   $  (94,235)    $   (56,732)   $   (7,166)
 From net realized gain on
  investments and foreign
  currency transactions:.........     (183,539)     (128,776)     (222)    (1,473,901)     (384,144)       (240,966)      (31,097)
                                   -----------   -----------   -------    -----------    ----------     -----------    ----------
Total Dividends and
 Distributions:..................  $  (224,255)  $  (156,672)  $  (268)   $(1,789,860)   $ (478,379)    $  (297,698)   $  (38,263)
                                   ===========   ===========   =======    ===========    ==========     ===========    ==========

Year Ended October 31, 2004
 From net investment income......  $    (9,905)  $      (957)      N/A    $        --    $  (75,706)    $   (41,291)   $     (257)
                                   -----------   -----------   -------    -----------    ----------     -----------    ----------
Total Dividends and
 Distributions:..................  $    (9,905)  $      (957)      N/A    $        --    $  (75,706)    $   (41,291)   $     (257)
                                   ===========   ===========   =======    ===========    ==========     ===========    ==========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                          GOVERNMENT
                                                       SECURITIES FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $  1,746,725    $  3,046,759
Net realized gain (loss) from investment
 transactions and foreign currency transactions      (382,768)        (26,231)
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............      (566,090)        930,294
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations       797,867       3,950,822
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................    (1,913,685)     (3,605,302)
                                                 ------------    ------------
              Total Dividends and Distributions    (1,913,685)     (3,605,302)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..     8,003,201      18,316,455
                                                 ------------    ------------
        Total increase (decrease) in net assets     6,887,383      18,661,975
NET ASSETS
Beginning of period............................   119,246,630     100,584,655
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $126,134,013    $119,246,630
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $     19,337    $     47,822
                                                 ============    ============



                                     ADVISORS      ADVISORS     ADVISORS
                                    PREFERRED      SELECT      SIGNATURE     CLASS J      INSTITUTIONAL   PREFERRED       SELECT
                                    -----------  ------------  ---------  -------------  --------------  ------------  ------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold.............................  $  695,177   $ 1,636,742   $67,519    $ 14,610,782     $      --     $ 1,580,294    $ 425,448
 Reinvested.......................      53,084       101,414       276       1,607,552            --         124,555       22,385
 Redeemed.........................    (353,163)   (1,212,695)   (3,175)     (9,938,975)           --      (1,344,724)     (69,295)
                                    ----------   -----------   -------    ------------     ---------     -----------    ---------
Net Increase (Decrease)...........  $  395,098   $   525,461   $64,620    $  6,279,359     $      --     $   360,125    $ 378,538
                                    ==========   ===========   =======    ============     =========     ===========    =========
Shares
 Sold.............................      67,741       159,241     6,507       1,413,948            --         154,137       41,678
 Reinvested.......................       5,180         9,899        27         155,711            --          12,127        2,181
 Redeemed.........................     (34,522)     (117,918)     (308)       (961,960)           --        (130,757)      (6,774)
                                    ----------   -----------   -------    ------------     ---------     -----------    ---------
Net Increase (Decrease)...........      38,399        51,222     6,226         607,699            --          35,507       37,085
                                    ==========   ===========   =======    ============     =========     ===========    =========

Year Ended October 31, 2004
Dollars
 Sold.............................  $2,571,957   $ 3,935,644       N/A    $ 32,286,304     $      --     $ 4,187,177    $ 578,397
 Reinvested.......................      82,489       158,490       N/A       3,078,303            --         242,026       34,826
 Redeemed.........................    (763,678)   (2,033,112)      N/A     (23,609,704)           --      (2,208,375)    (224,289)
                                    ----------   -----------   -------    ------------     ---------     -----------    ---------
Net Increase (Decrease)...........  $1,890,768   $ 2,061,022       N/A    $ 11,754,903     $      --     $ 2,220,828    $ 388,934
                                    ==========   ===========   =======    ============     =========     ===========    =========
Shares
 Sold.............................     248,329       382,828       N/A       3,114,131            --         405,033       56,262
 Reinvested.......................       8,031        15,401       N/A         297,363            --          23,472        3,377
 Redeemed.........................     (74,709)     (197,739)      N/A      (2,277,718)     (213,620)             --      (21,570)
                                    ----------   -----------   -------    ------------     ---------     -----------    ---------
Net Increase (Decrease)...........     181,651       200,490       N/A       1,133,776      (213,620)        428,505       38,069
                                    ==========   ===========   =======    ============     =========     ===========    =========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income.......  $  (53,084)  $  (101,414)  $  (569)   $ (1,611,484)    $    (194)    $  (124,555)   $ (22,385)
                                    ----------   -----------   -------    ------------     ---------     -----------    ---------
Total Dividends and Distributions:  $  (53,084)  $  (101,414)  $  (569)   $ (1,611,484)    $    (194)    $  (124,555)   $ (22,385)
                                    ==========   ===========   =======    ============     =========     ===========    =========

Year Ended October 31, 2004
 From net investment income.......  $  (82,489)  $  (158,490)      N/A    $ (3,087,049)    $    (422)    $  (242,026)   $ (34,826)
                                    ----------   -----------   -------    ------------     ---------     -----------    ---------
Total Dividends and Distributions:  $  (82,489)  $  (158,490)      N/A    $ (3,087,049)    $    (422)    $  (242,026)   $ (34,826)
                                    ==========   ===========   =======    ============     =========     ===========    =========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                         HIGH QUALITY
                                                      INTERMEDIATE-TERM
                                                          BOND FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $  1,190,162    $  1,732,086
Net realized gain (loss) from investment
 transactions and foreign currency transactions       (61,106)        566,257
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............      (295,921)        492,905
                                                 -------------  --------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations       833,135       2,791,248
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................      (879,658)     (1,779,398)
From net realized gain on investments and
 foreign currency transactions.................      (427,748)       (197,179)
                                                 -------------  --------------
              Total Dividends and Distributions    (1,307,406)     (1,976,577)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..    15,860,688      44,837,902
                                                 ------------    ------------
Redemption Fees - Class J......................           827              --
                                                 -------------   ------------
        Total increase (decrease) in net assets    15,387,244      45,652,573
NET ASSETS
Beginning of period............................    71,108,899      25,456,326
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........   $86,496,143     $71,108,899
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $    398,160    $    127,659
                                                 ============    ============




                                       ADVISORS      ADVISORS     ADVISORS
                                      PREFERRED      SELECT      SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED      SELECT
                                     ------------  ------------  ---------  ------------  --------------  ------------  -----------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold..............................  $ 3,854,898   $   754,758    $9,999    $ 3,701,910     $318,334      $12,720,721    $110,416
 Reinvested........................      636,455        33,512        --        362,470           --          271,984         262
 Redeemed..........................   (2,809,065)     (221,566)       --     (1,916,812)      (4,413)      (1,915,548)    (47,627)
                                     -----------   -----------    ------    -----------     --------      -----------    --------
Net Increase (Decrease)............  $ 1,682,288   $   566,704    $9,999    $ 2,147,568     $313,921      $11,077,157    $ 63,051
                                     ===========   ===========    ======    ===========     ========      ===========    ========
Shares
 Sold..............................      367,003        72,068       935        350,599       30,165        1,212,510      10,493
 Reinvested........................       60,547         3,192        --         34,295           --           25,844          25
 Redeemed..........................     (267,405)      (21,089)       --       (181,538)        (416)        (182,785)     (4,565)
                                     -----------   -----------    ------    -----------     --------      -----------    --------
Net Increase (Decrease)............      160,145        54,171       935        203,356       29,749        1,055,569       5,953
                                     ===========   ===========    ======    ===========     ========      ===========    ========

Year Ended October 31, 2004
Dollars
 Sold..............................  $38,136,017   $ 2,933,183       N/A    $ 8,585,091     $     --      $ 8,376,652    $  1,071
 Reinvested........................      858,773        43,107       N/A        665,899           --          403,609          20
 Redeemed..........................   (4,932,909)   (1,869,377)      N/A     (5,067,040)          --       (3,296,106)        (88)
                                     -----------   -----------    ------    -----------     --------      -----------    --------
Net Increase (Decrease)............  $34,061,881   $ 1,106,913       N/A    $ 4,183,950     $     --      $ 5,484,155    $  1,003
                                     ===========   ===========    ======    ===========     ========      ===========    ========
Shares
 Sold..............................    3,641,661       278,190       N/A        812,677           --          794,754         101
 Reinvested........................       81,676         4,106       N/A         63,095           --           38,349           2
 Redeemed..........................     (467,888)     (177,340)      N/A       (480,031)          --         (312,808)         (8)
                                     -----------   -----------    ------    -----------     --------      -----------    --------
Net Increase (Decrease)............    3,255,449       104,956       N/A        395,741           --          520,295          95
                                     ===========   ===========    ======    ===========     ========      ===========    ========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income........  $  (419,694)  $   (22,584)   $ (103)   $  (234,685)    $   (137)     $  (202,067)   $   (388)
 From net realized gain on
  investments and foreign currency
  transactions:....................     (216,761)      (10,928)      (58)      (129,953)         (61)         (69,917)        (70)
                                     -----------   -----------    ------    -----------     --------      -----------    --------
Total Dividends and Distributions:.  $  (636,455)  $   (33,512)   $ (161)   $  (364,638)    $   (198)     $  (271,984)   $   (458)
                                     ===========   ===========    ======    ===========     ========      ===========    ========

Year Ended October 31, 2004
 From net investment income........  $  (852,691)  $   (39,485)      N/A    $  (541,355)    $   (383)     $  (345,100)   $   (384)
 From net realized gain on
  investments and foreign currency
  transactions:....................       (6,082)       (3,622)      N/A       (128,812)         (75)         (58,509)        (79)
                                     -----------   -----------    ------    -----------     --------      -----------    --------
Total Dividends and Distributions:.  $  (858,773)  $   (43,107)      N/A    $  (670,167)    $   (458)     $  (403,609)   $   (463)
                                     ===========   ===========    ======    ===========     ========      ===========    ========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                         HIGH QUALITY
                                                           LONG-TERM
                                                           BOND FUND
-------------------------------------------------------------------------------
                                                   SIX MONTHS         YEAR
                                                      ENDED          ENDED
                                                    APRIL 30,     OCTOBER 31,
                                                      2005            2004
                                                  -------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)..........  $    267,533    $   571,512
Net realized gain (loss) from investment
 transactions and foreign currency transactions.        78,186        164,609
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies..............      (196,460)        54,143
                                                  ------------    -----------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations       149,259        790,264
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income......................      (211,438)      (560,429)
From net realized gain on investments and
 foreign currency transactions..................      (152,369)       (64,814)
                                                  ------------    -----------
               Total Dividends and Distributions      (363,807)      (625,243)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions...       518,862         40,676
                                                  ------------    -----------
         Total increase (decrease) in net assets       304,314        205,697
NET ASSETS
Beginning of period.............................    14,933,524     14,727,827
                                                  ------------    -----------
End of period (including undistributed net
 investment income as set forth below)..........   $15,237,838    $14,933,524
                                                  ============    ===========
Undistributed (overdistributed) net investment
 income (operating loss)........................  $     85,868    $    32,355
                                                  ============    ===========




                                          ADVISORS   ADVISORS     ADVISORS
                                         PREFERRED    SELECT     SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED      SELECT
                                         ---------  -----------  ---------  ------------  --------------  ------------  -----------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold..................................  $123,615   $  488,534   $10,000    $ 2,101,206       $  --       $   141,077    $438,150
 Reinvested............................     5,389       62,227        --        241,058          --            40,689      12,499
 Redeemed..............................    (4,521)    (486,775)       --     (1,231,986)         --        (1,356,314)    (65,986)
                                         --------   ----------   -------    -----------       -----       -----------    --------
Net Increase (Decrease)................  $124,483   $   63,986   $10,000    $ 1,110,278       $  --       $(1,174,548)   $384,663
                                         ========   ==========   =======    ===========       =====       ===========    ========
Shares
 Sold..................................    11,806       46,440       917        197,149          --            13,473      41,101
 Reinvested............................       513        5,918        --         22,611          --             3,873       1,190
 Redeemed..............................      (430)     (46,288)       --       (115,708)         --          (128,702)     (6,300)
                                         --------   ----------   -------    -----------       -----       -----------    --------
Net Increase (Decrease)................    11,889        6,070       917        104,052          --          (111,356)     35,991
                                         ========   ==========   =======    ===========       =====       ===========    ========

Year Ended October 31, 2004
Dollars
 Sold..................................  $ 88,086   $1,014,525       N/A    $ 4,323,400       $  --       $   933,707    $179,413
 Reinvested............................     6,368       97,159       N/A        375,809          --           139,103       3,095
 Redeemed..............................   (11,995)    (533,920)      N/A     (4,059,701)         --        (2,435,279)    (79,094)
                                         --------   ----------   -------    -----------       -----       -----------    --------
Net Increase (Decrease)................  $ 82,459   $  577,764       N/A    $   639,508       $  --       $(1,362,469)   $103,414
                                         ========   ==========   =======    ===========       =====       ===========    ========
Shares
 Sold..................................     8,324       96,253       N/A        401,417          --            88,231      16,960
 Reinvested............................       602        9,171       N/A         35,022          --            13,154         293
 Redeemed..............................    (1,139)     (50,739)      N/A       (378,247)         --          (229,746)     (7,551)
                                         --------   ----------   -------    -----------       -----       -----------    --------
Net Increase (Decrease)................     7,787       54,685       N/A         58,192          --          (128,361)      9,702
                                         ========   ==========   =======    ===========       =====       ===========    ========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income............  $ (3,339)  $  (36,478)  $  (134)   $  (140,797)      $(172)      $   (22,749)   $ (7,769)
 From net realized gain on investments
  and foreign currency transactions:...    (2,050)     (25,749)      (99)      (101,434)       (104)          (17,940)     (4,993)
                                         --------   ----------   -------    -----------       -----       -----------    --------
Total Dividends and Distributions:.....  $ (5,389)  $  (62,227)  $  (233)   $  (242,231)      $(276)      $   (40,689)   $(12,762)
                                         ========   ==========   =======    ===========       =====       ===========    ========

Year Ended October 31, 2004
 From net investment income............  $ (5,888)  $  (87,749)      N/A    $  (337,198)      $(458)      $  (125,439)   $ (3,697)
 From net realized gain on investments
  and foreign currency transactions:...      (480)      (9,410)      N/A        (41,126)        (45)          (13,664)        (89)
                                         --------   ----------   -------    -----------       -----       -----------    --------
Total Dividends and Distributions:.....  $ (6,368)  $  (97,159)      N/A    $  (378,324)      $(503)      $  (139,103)   $ (3,786)
                                         ========   ==========   =======    ===========       =====       ===========    ========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                          HIGH QUALITY
                                                           SHORT-TERM
                                                           BOND FUND
-------------------------------------------------------------------------------
                                                    SIX MONTHS        YEAR
                                                      ENDED          ENDED
                                                    APRIL 30,     OCTOBER 31,
                                                       2005           2004
                                                   ------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)...........  $   600,894    $ 1,097,651
Net realized gain (loss) from investment
 transactions and foreign currency transactions..      (97,547)        50,179
Change in unrealized appreciation/depreciation of
 investments and translation of assets and
 liabilities in foreign currencies...............     (517,858)      (396,544)
                                                   -----------    -----------
  Net Increase (Decrease) in Net Assets Resulting
                                  from Operations      (14,511)       751,286
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.......................     (692,864)    (1,164,013)
From net realized gain on investments and foreign
 currency transactions...........................           --       (154,375)
                                                   -----------    -----------
                Total Dividends and Distributions     (692,864)    (1,318,388)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions....    3,486,186     11,996,115
                                                   -----------    -----------
          Total increase (decrease) in net assets    2,778,811     11,429,013
NET ASSETS
Beginning of period..............................   51,750,357     40,321,344
                                                   -----------    -----------
End of period (including undistributed net
 investment income as set forth below)...........  $54,529,168    $51,750,357
                                                   ===========    ===========
Undistributed (overdistributed) net investment
 income (operating loss).........................  $   (17,494)   $    44,212
                                                   ===========    ===========




                                     ADVISORS      ADVISORS    ADVISORS
                                    PREFERRED       SELECT    SIGNATURE     CLASS J      INSTITUTIONAL   PREFERRED       SELECT
                                   -------------  ----------  ---------  -------------  --------------  ------------  -------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold............................  $    558,565   $  41,052   $10,000    $  7,165,903    $1,243,964     $ 2,500,308    $1,282,058
 Reinvested......................        16,346       1,326        --         576,202         4,669          86,955         3,200
 Redeemed........................       (31,430)     (9,252)       --      (7,006,764)      (11,514)     (2,303,404)     (641,998)
                                   ------------   ---------   -------    ------------    ----------     -----------    ----------
Net Increase (Decrease)..........  $    543,481   $  33,126   $10,000    $    735,341    $1,237,119     $   283,859    $  643,260
                                   ============   =========   =======    ============    ==========     ===========    ==========
Shares
 Sold............................        54,935       4,070       978         706,718       123,396         246,327       128,656
 Reinvested......................         1,609         131        --          56,901           463           8,604           320
 Redeemed........................        (3,090)       (920)       --        (691,185)       (1,142)       (227,113)      (64,393)
                                   ------------   ---------   -------    ------------    ----------     -----------    ----------
Net Increase (Decrease)..........        53,454       3,281       978          72,434       122,717          27,818        64,583
                                   ============   =========   =======    ============    ==========     ===========    ==========

Year Ended October 31, 2004
Dollars
 Sold............................  $ 11,391,613   $ 186,575       N/A    $ 22,154,079    $       --     $ 2,916,501    $       --
 Reinvested......................        92,487       6,227       N/A       1,080,868            --         134,327            --
 Redeemed........................   (11,410,171)   (391,063)      N/A     (13,212,361)           --        (952,967)           --
                                   ------------   ---------   -------    ------------    ----------     -----------    ----------
Net Increase (Decrease)..........  $     73,929   $(198,261)      N/A    $ 10,022,586    $       --     $ 2,097,861    $       --
                                   ============   =========   =======    ============    ==========     ===========    ==========
Shares
 Sold............................     1,102,618      18,256       N/A       2,147,975            --         283,350            --
 Reinvested......................         8,915         606       N/A         105,082            --          13,080            --
 Redeemed........................    (1,096,109)    (38,316)      N/A      (1,282,759)           --         (92,617)           --
                                   ------------   ---------   -------    ------------    ----------     -----------    ----------
Net Increase (Decrease)..........        15,424     (19,454)      N/A         970,298            --         203,813            --
                                   ============   =========   =======    ============    ==========     ===========    ==========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income......  $    (16,346)  $  (1,326)  $  (122)   $   (579,915)   $   (4,835)    $   (86,955)   $   (3,365)
                                   ------------   ---------   -------    ------------    ----------     -----------    ----------
Total Dividends and
 Distributions:..................  $    (16,346)  $  (1,326)  $  (122)   $   (579,915)   $   (4,835)    $   (86,955)   $   (3,365)
                                   ============   =========   =======    ============    ==========     ===========    ==========

Year Ended October 31, 2004
 From net investment income......  $    (89,532)  $  (5,163)      N/A    $   (947,813)   $     (315)    $  (120,877)   $     (313)
 From net realized gain on
  investments and foreign
  currency transactions:.........        (2,955)     (1,064)      N/A        (136,827)          (37)        (13,450)          (42)
                                   ------------   ---------   -------    ------------    ----------     -----------    ----------
Total Dividends and
 Distributions:..................  $    (92,487)  $  (6,227)      N/A    $ (1,084,640)   $     (352)    $  (134,327)   $     (355)
                                   ============   =========   =======    ============    ==========     ===========    ==========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   HIGH YIELD
                                                                      FUND
-------------------------------------------------------------------------------
                                                                     PERIOD
                                                                     ENDED
                                                                   APRIL 30,
                                                                   2005/(A)/
                                                                 --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........................   $   293,775
Net realized gain (loss) from investment transactions and
 foreign currency transactions.................................       (40,650)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
 currencies....................................................      (953,070)
                                                                  -----------
Net Increase (Decrease) in Net Assets Resulting from Operations      (699,945)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..................    44,791,860
                                                                  -----------
                        Total increase (decrease) in net assets    44,091,915
NET ASSETS
Beginning of period............................................            --
                                                                  -----------
End of period (including undistributed net investment income as
 set forth below)..............................................   $44,091,915
                                                                  ===========
Undistributed (overdistributed) net investment income
 (operating loss)..............................................   $   293,775
                                                                  ===========



                                                                 INSTITUTIONAL
                                                               ----------------
-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005 /(a)/
Dollars
 Sold........................................................    $44,791,860
                                                                 -----------
Net Increase (Decrease)......................................    $44,791,860
                                                                 ===========
Shares
 Sold........................................................      4,476,572
                                                                 -----------
Net Increase (Decrease)......................................      4,476,572
                                                                 ===========


/(a) /Period from December 29, 2004 date operations commenced, through April 30,
  2005.
See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                  INFLATION
                                                               PROTECTION FUND
-------------------------------------------------------------------------------
                                                                   PERIOD
                                                                    ENDED
                                                                  APRIL 30,
                                                                 2005 /(A)/
                                                              -----------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)......................    $   334,425
Net realized gain (loss) from investment transactions and
 foreign currency transactions..............................         (1,046)
Change in unrealized appreciation/depreciation of
 investments and translation of assets and liabilities in
 foreign currencies.........................................        767,586
                                                                -----------
        Net Increase (Decrease) in Net Assets Resulting from
                                                  Operations      1,100,965
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income..................................       (287,828)
                                                                -----------
                           Total Dividends and Distributions       (287,828)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions...............     48,418,771
                                                                -----------
                     Total increase (decrease) in net assets     49,231,908
NET ASSETS
Beginning of period.........................................             --
                                                                -----------
End of period (including undistributed net investment income
 as set forth below)........................................    $49,231,908
                                                                ===========
Undistributed (overdistributed) net investment income
 (operating loss)...........................................    $    46,597
                                                                ===========



                                            ADVISORS   ADVISORS   ADVISORS
                                           PREFERRED   SELECT    SIGNATURE    CLASS J     INSTITUTIONAL   PREFERRED    SELECT
                                           ---------  ---------  ---------  -----------  --------------  ----------  ----------
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005 /(a)/
Dollars
 Sold....................................  $12,000    $10,000    $10,000    $1,446,034    $46,884,148     $10,000     $10,000
 Reinvested..............................        8         --         --         6,846        220,909          --          --
 Redeemed................................       --         --         --       (42,361)      (148,813)         --          --
                                           -------    -------    -------    ----------    -----------     -------     -------
Net Increase (Decrease)..................  $12,008    $10,000    $10,000    $1,410,519    $46,956,244     $10,000     $10,000
                                           =======    =======    =======    ==========    ===========     =======     =======
Shares
 Sold....................................    1,202      1,000      1,000       144,239      4,718,175       1,000       1,000
 Reinvested..............................        1         --         --           679         21,926          --          --
 Redeemed................................       --         --         --        (4,199)       (14,911)         --          --
                                           -------    -------    -------    ----------    -----------     -------     -------
Net Increase (Decrease)..................    1,203      1,000      1,000       140,719      4,725,190       1,000       1,000
                                           =======    =======    =======    ==========    ===========     =======     =======

DISTRIBUTIONS:
Period Ended April 30, 2005 /(a)/
 From net investment income..............  $   (59)   $   (48)   $   (45)   $   (6,918)   $  (280,648)    $   (56)    $   (54)
                                           -------    -------    -------    ----------    -----------     -------     -------
Total Dividends and Distributions:.......  $   (59)   $   (48)   $   (45)   $   (6,918)   $  (280,648)    $   (56)    $   (54)
                                           =======    =======    =======    ==========    ===========     =======     =======


/(a) /Period from December 29, 2004 date operations commenced, through April 30,
  2005.
See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                         INTERNATIONAL
                                                            EMERGING
                                                          MARKETS FUND
-------------------------------------------------------------------------------
                                                    SIX MONTHS        YEAR
                                                      ENDED          ENDED
                                                    APRIL 30,     OCTOBER 31,
                                                       2005           2004
                                                   ------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)...........  $   254,345    $    82,334
Net realized gain (loss) from investment
 transactions and foreign currency transactions..    6,980,892      3,312,540
Change in unrealized appreciation/depreciation of
 investments and translation of assets and
 liabilities in foreign currencies...............   (1,840,112)       148,273
                                                   -----------    -----------
  Net Increase (Decrease) in Net Assets Resulting
                                  from Operations    5,395,125      3,543,147
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.......................           --        (64,944)
From net realized gain on investments and foreign
 currency transactions...........................   (2,929,219)            --
                                                   -----------    -----------
                Total Dividends and Distributions   (2,929,219)       (64,944)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions....   17,719,438     15,343,091
                                                   -----------    -----------
Redemption Fees - Class J........................          935             --
                                                   -----------    -----------
          Total increase (decrease) in net assets   20,186,279     18,821,294
NET ASSETS
Beginning of period..............................   36,042,988     17,221,694
                                                   -----------    -----------
End of period (including undistributed net
 investment income as set forth below)...........  $56,229,267    $36,042,988
                                                   ===========    ===========
Undistributed (overdistributed) net investment
 income (operating loss).........................  $   156,321    $        --
                                                   ===========    ===========




                                         ADVISORS     ADVISORS    ADVISORS
                                        PREFERRED      SELECT    SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED      SELECT
                                        -----------  ----------  ---------  ------------  --------------  -----------  ------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold.................................  $1,050,404   $  70,657   $10,000    $17,954,312     $131,674      $1,227,050    $     766
 Reinvested...........................      99,866          --        --      2,104,916           --         124,388           --
 Redeemed.............................    (201,111)     (3,118)       --     (4,339,314)     (12,788)       (498,264)          --
                                        ----------   ---------   -------    -----------     --------      ----------    ---------
Net Increase (Decrease)...............  $  949,159   $  67,539   $10,000    $15,719,914     $118,886      $  853,174    $     766
                                        ==========   =========   =======    ===========     ========      ==========    =========
Shares
 Sold.................................      62,521       4,398       657      1,103,021        7,913          72,552           47
 Reinvested...........................       6,410          --        --        137,039           --           7,938           --
 Redeemed.............................     (12,369)       (183)       --       (269,465)        (752)        (30,589)          --
                                        ----------   ---------   -------    -----------     --------      ----------    ---------
Net Increase (Decrease)...............      56,562       4,215       657        970,595        7,161          49,901           47
                                        ==========   =========   =======    ===========     ========      ==========    =========

Year Ended October 31, 2004
Dollars
 Sold.................................  $  572,548   $  36,384       N/A    $22,080,279     $     --      $1,424,319    $      --
 Reinvested...........................       5,138          32       N/A          3,122           --           8,862           --
 Redeemed.............................    (325,541)     (1,891)      N/A     (7,542,165)          --        (917,996)          --
                                        ----------   ---------   -------    -----------     --------      ----------    ---------
Net Increase (Decrease)...............  $  252,145   $  34,525       N/A    $14,541,236     $     --      $  515,185    $      --
                                        ==========   =========   =======    ===========     ========      ==========    =========
Shares
 Sold.................................      40,470       2,565       N/A      1,571,500           --          98,819           --
 Reinvested...........................         379           2       N/A            232           --             651           --
 Redeemed.............................     (23,693)       (137)      N/A       (550,275)          --         (65,174)          --
                                        ----------   ---------   -------    -----------     --------      ----------    ---------
Net Increase (Decrease)...............      17,156       2,430       N/A      1,021,457           --          34,296           --
                                        ==========   =========   =======    ===========     ========      ==========    =========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net realized gain on investments
  and foreign currency transactions:..  $ (245,198)  $(149,257)  $  (763)   $(2,118,216)    $ (1,121)     $ (269,463)   $(145,201)
                                        ----------   ---------   -------    -----------     --------      ----------    ---------
Total Dividends and Distributions:....  $ (245,198)  $(149,257)  $  (763)   $(2,118,216)    $ (1,121)     $ (269,463)   $(145,201)
                                        ==========   =========   =======    ===========     ========      ==========    =========

Year Ended October 31, 2004
 From net investment income...........  $  (15,657)  $  (7,645)      N/A    $    (3,162)    $   (156)     $  (24,537)   $ (13,787)
                                        ----------   ---------   -------    -----------     --------      ----------    ---------
Total Dividends and Distributions:....  $  (15,657)  $  (7,645)      N/A    $    (3,162)    $   (156)     $  (24,537)   $ (13,787)
                                        ==========   =========   =======    ===========     ========      ==========    =========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                        INTERNATIONAL
                                                         GROWTH FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $  3,917,715    $  4,219,843
Net realized gain (loss) from investment
 transactions and foreign currency transactions    39,364,936      44,732,262
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............      (255,897)      6,422,734
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations    43,026,754      55,374,839
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................    (4,296,633)     (2,689,673)
From net realized gain on investments and
 foreign currency transactions.................   (34,324,112)             --
                                                 ------------    ------------
              Total Dividends and Distributions   (38,620,745)     (2,689,673)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..   133,163,970     112,839,103
                                                 ------------    ------------
        Total increase (decrease) in net assets   137,569,979     165,524,269
NET ASSETS
Beginning of period............................   386,338,567     220,814,298
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $523,908,546    $386,338,567
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $  3,566,730    $  3,978,253
                                                 ============    ============




                                     ADVISORS      ADVISORS     ADVISORS
                                    PREFERRED      SELECT      SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED       SELECT
                                   ------------  ------------  ---------  ------------  --------------  ------------  -------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold............................  $ 1,396,512   $ 3,307,413   $10,000    $12,700,565   $ 99,061,068    $ 2,426,442    $6,500,899
 Reinvested......................      504,881       488,016        --      2,114,746     35,294,515        191,650        25,628
 Redeemed........................   (1,129,057)   (1,836,810)       --     (2,217,323)   (25,162,414)      (284,385)     (228,376)
                                   -----------   -----------   -------    -----------   ------------    -----------    ----------
Net Increase (Decrease)..........  $   772,336   $ 1,958,619   $10,000    $12,597,988   $109,193,169    $ 2,333,707    $6,298,151
                                   ===========   ===========   =======    ===========   ============    ===========    ==========
Shares
 Sold............................      132,824       327,775       989      1,250,451      9,579,793        237,949       644,601
 Reinvested......................       49,311        49,811        --        214,946      3,533,775         19,305         2,587
 Redeemed........................     (107,869)     (183,066)       --       (219,558)    (2,441,542)       (27,896)      (22,266)
                                   -----------   -----------   -------    -----------   ------------    -----------    ----------
Net Increase (Decrease)..........       74,266       194,520       989      1,245,839     10,672,026        229,358       624,922
                                   ===========   ===========   =======    ===========   ============    ===========    ==========

Year Ended October 31, 2004
Dollars
 Sold............................  $ 3,047,201   $ 5,284,191       N/A    $11,733,031   $121,046,435    $ 3,800,651    $  112,851
 Reinvested......................       15,162         2,706       N/A         10,730      2,653,314          6,894           867
 Redeemed........................     (987,074)   (1,314,072)      N/A     (2,094,683)   (27,620,777)    (2,838,067)      (20,257)
                                   -----------   -----------   -------    -----------   ------------    -----------    ----------
Net Increase (Decrease)..........  $ 2,075,289   $ 3,972,825       N/A    $ 9,649,078   $ 96,078,972    $   969,478    $   93,461
                                   ===========   ===========   =======    ===========   ============    ===========    ==========
Shares
 Sold............................      312,644       561,708       N/A      1,259,813     12,887,051        407,537        12,131
 Reinvested......................        1,661           309       N/A          1,214        298,796            779            98
 Redeemed........................     (102,232)     (140,469)      N/A       (224,925)    (2,933,864)      (306,141)       (2,187)
                                   -----------   -----------   -------    -----------   ------------    -----------    ----------
Net Increase (Decrease)..........      212,073       421,548       N/A      1,036,102     10,251,983        102,175        10,042
                                   ===========   ===========   =======    ===========   ============    ===========    ==========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income......  $   (55,431)  $   (51,845)  $   (92)   $  (226,173)  $ (3,939,023)   $   (21,267)   $   (2,802)
 From net realized gain on
  investments and foreign
  currency transactions:.........     (449,450)     (436,171)     (858)    (1,888,932)   (31,355,492)      (170,383)      (22,826)
                                   -----------   -----------   -------    -----------   ------------    -----------    ----------
Total Dividends and
 Distributions:..................  $  (504,881)  $  (488,016)  $  (950)   $(2,115,105)  $(35,294,515)   $  (191,650)   $  (25,628)
                                   ===========   ===========   =======    ===========   ============    ===========    ==========

Year Ended October 31, 2004
 From net investment income......  $   (15,162)  $    (2,706)      N/A    $   (10,730)  $ (2,653,314)   $    (6,894)   $     (867)
                                   -----------   -----------   -------    -----------   ------------    -----------    ----------
Total Dividends and
 Distributions:..................  $   (15,162)  $    (2,706)      N/A    $   (10,730)  $ (2,653,314)   $    (6,894)   $     (867)
                                   ===========   ===========   =======    ===========   ============    ===========    ==========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                           LARGECAP
                                                         GROWTH FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $    858,866    $    221,806
Net realized gain (loss) from investment
 transactions and foreign currency transactions     7,673,174       4,477,317
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............    (3,816,856)     (1,726,383)
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations     4,715,184       2,972,740
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................      (875,012)        (79,529)
                                                 -------------  --------------
              Total Dividends and Distributions      (875,012)        (79,529)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..    51,512,421      61,861,146
                                                 ------------    ------------
        Total increase (decrease) in net assets    55,352,593      64,754,357
NET ASSETS
Beginning of period............................   140,675,270      75,920,913
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $196,027,863    $140,675,270
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $    178,540    $    194,686
                                                 ============    ============




                                         ADVISORS    ADVISORS   ADVISORS
                                        PREFERRED    SELECT    SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED      SELECT
                                        ----------  ---------  ---------  ------------  --------------  -----------  -------------
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold.................................  $ 133,093   $564,136   $10,000    $ 2,409,802    $48,778,135    $  408,303    $4,435,771
 Reinvested...........................      2,426        393        --         82,590        779,685         9,585           276
 Redeemed.............................   (142,273)   (84,579)       --     (1,743,875)    (2,682,655)     (775,557)     (672,835)
                                        ---------   --------   -------    -----------    -----------    ----------    ----------
Net Increase (Decrease)...............  $  (6,754)  $479,950   $10,000    $   748,517    $46,875,165    $ (357,669)   $3,763,212
                                        =========   ========   =======    ===========    ===========    ==========    ==========
Shares
 Sold.................................     19,916     87,960     1,642        386,552      7,562,757        62,118       664,997
 Reinvested...........................        355         60        --         12,986        118,493         1,439            41
 Redeemed.............................    (21,029)   (13,068)       --       (280,289)      (411,575)     (117,507)     (101,375)
                                        ---------   --------   -------    -----------    -----------    ----------    ----------
Net Increase (Decrease)...............       (758)    74,952     1,642        119,249      7,269,675       (53,950)      563,663
                                        =========   ========   =======    ===========    ===========    ==========    ==========

Year Ended October 31, 2004
Dollars
 Sold.................................  $ 575,667   $ 49,175       N/A    $ 6,359,014    $62,010,912    $1,217,101    $   22,211
 Reinvested...........................         --         --       N/A             --         79,529            --            --
 Redeemed.............................   (849,608)   (60,078)      N/A     (3,469,828)    (3,464,287)     (606,349)       (2,313)
                                        ---------   --------   -------    -----------    -----------    ----------    ----------
Net Increase (Decrease)...............  $(273,941)  $(10,903)      N/A    $ 2,889,186    $58,626,154    $  610,752    $   19,898
                                        =========   ========   =======    ===========    ===========    ==========    ==========
Shares
 Sold.................................     91,868      8,226       N/A      1,078,392     10,171,383       194,857         3,540
 Reinvested...........................         --         --       N/A         13,299             --            --            --
 Redeemed.............................   (134,018)    (9,842)      N/A       (590,454)      (564,289)      (97,980)         (379)
                                        ---------   --------   -------    -----------    -----------    ----------    ----------
Net Increase (Decrease)...............    (42,150)    (1,616)      N/A        501,237      9,607,094        96,877         3,161
                                        =========   ========   =======    ===========    ===========    ==========    ==========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income...........  $  (2,426)  $   (393)  $   (50)   $   (82,597)   $  (779,685)   $   (9,585)   $     (276)
                                        ---------   --------   -------    -----------    -----------    ----------    ----------
Total Dividends and Distributions:....  $  (2,426)  $   (393)  $   (50)   $   (82,597)   $  (779,685)   $   (9,585)   $     (276)
                                        =========   ========   =======    ===========    ===========    ==========    ==========

Year Ended October 31, 2004
 From net investment income...........  $      --   $     --       N/A    $        --    $   (79,529)   $       --    $       --
                                        ---------   --------   -------    -----------    -----------    ----------    ----------
Total Dividends and Distributions:....  $      --   $     --       N/A    $        --    $   (79,529)   $       --    $       --
                                        =========   ========   =======    ===========    ===========    ==========    ==========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                           LARGECAP
                                                        S&P 500 INDEX
                                                             FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $  4,708,317    $  6,661,403
Net realized gain (loss) from investment
 transactions and foreign currency transactions     2,626,652      31,942,193
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............     6,751,461      (1,442,844)
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations    14,086,430      37,160,752
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................    (8,403,618)     (3,239,102)
From net realized gain on investments and
 foreign currency transactions.................   (36,116,133)             --
                                                 ------------    ------------
              Total Dividends and Distributions   (44,519,751)     (3,239,102)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..   104,539,334      80,012,535
                                                 ------------    ------------
Redemption Fees - Class J......................            --           1,590
                                                 ------------    ------------
        Total increase (decrease) in net assets    74,106,013     113,935,775
NET ASSETS
Beginning of period............................   521,098,582     407,162,807
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $595,204,595    $521,098,582
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $  1,977,889    $  5,673,190
                                                 ============    ============




                                 ADVISORS       ADVISORS     ADVISORS
                                PREFERRED       SELECT      SIGNATURE     CLASS J      INSTITUTIONAL    PREFERRED        SELECT
                               -------------  ------------  ---------  -------------  --------------  -------------  --------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold........................  $ 16,945,400   $10,971,472   $514,687   $ 48,502,331   $   2,796,136   $ 27,024,207    $ 8,835,702
 Reinvested..................     7,557,800     4,228,660         --     21,131,630              --     10,555,225      1,029,480
 Redeemed....................    (9,018,930)   (7,587,583)       (94)   (22,933,658)     (2,316,173)   (11,403,531)    (2,293,427)
                               ------------   -----------   --------   ------------   -------------   ------------    -----------
Net Increase (Decrease)......  $ 15,484,270   $ 7,612,549   $514,593   $ 46,700,303   $     479,963   $ 26,175,901    $ 7,571,755
                               ============   ===========   ========   ============   =============   ============    ===========
Shares
 Sold........................     1,998,814     1,282,270     59,327      5,708,464         326,375      3,127,720      1,024,672
 Reinvested..................       879,453       492,635         --      2,484,429              --      1,219,718        119,516
 Redeemed....................    (1,048,455)     (885,275)       (11)    (2,705,264)       (270,039)    (1,324,714)      (267,326)
                               ------------   -----------   --------   ------------   -------------   ------------    -----------
Net Increase (Decrease)......     1,829,812       889,630     59,316      5,487,629          56,336      3,022,724        876,862
                               ============   ===========   ========   ============   =============   ============    ===========

Year Ended October 31, 2004
Dollars
 Sold........................  $ 74,903,219   $37,839,930        N/A   $112,323,697   $ 129,739,311   $ 63,125,873    $ 8,038,437
 Reinvested..................       211,701       100,272        N/A        486,619       1,516,071        888,267         35,791
 Redeemed....................   (17,587,765)   (9,819,543)       N/A    (34,368,894)   (252,951,181)   (32,699,709)    (1,769,561)
                               ------------   -----------   --------   ------------   -------------   ------------    -----------
Net Increase (Decrease)......  $ 57,527,155   $28,120,659        N/A   $ 78,441,422   $(121,695,799)  $ 31,314,431    $ 6,304,667
                               ============   ===========   ========   ============   =============   ============    ===========
Shares
 Sold........................     8,702,559     4,410,091        N/A     13,275,822      15,210,096      7,379,342        948,595
 Reinvested..................        25,293        11,965        N/A         58,488         182,439        105,620          4,271
 Redeemed....................    (2,056,758)   (1,150,194)       N/A     (4,057,124)    (29,604,450)    (3,822,306)      (207,301)
                               ------------   -----------   --------   ------------   -------------   ------------    -----------
Net Increase (Decrease)......     6,671,094     3,271,862        N/A      9,277,186     (14,211,915)     3,662,656        745,565
                               ============   ===========   ========   ============   =============   ============    ===========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income..  $ (1,418,440)  $  (796,478)  $   (144)  $ (3,977,602)  $        (154)  $ (2,018,558)   $  (192,242)
 From net realized gain on
  investments and foreign
  currency transactions:.....    (6,139,360)   (3,432,182)      (676)   (17,169,320)           (690)    (8,536,667)      (837,238)
                               ------------   -----------   --------   ------------   -------------   ------------    -----------
Total Dividends and
 Distributions:..............  $ (7,557,800)  $(4,228,660)  $   (820)  $(21,146,922)  $        (844)  $(10,555,225)   $(1,029,480)
                               ============   ===========   ========   ============   =============   ============    ===========

Year Ended October 31, 2004
 From net investment income..  $   (211,701)  $  (100,272)       N/A   $   (486,991)  $  (1,516,071)  $   (888,276)   $   (35,791)
                               ------------   -----------   --------   ------------   -------------   ------------    -----------
Total Dividends and
 Distributions:..............  $   (211,701)  $  (100,272)       N/A   $   (486,991)  $  (1,516,071)  $   (888,276)   $   (35,791)
                               ============   ===========   ========   ============   =============   ============    ===========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                           LARGECAP
                                                          VALUE FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $  1,334,696    $  1,390,572
Net realized gain (loss) from investment
 transactions and foreign currency transactions     4,450,807       8,781,934
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............     1,620,728      (1,369,610)
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations     7,406,231       8,802,896
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................    (1,684,432)       (871,058)
From net realized gain on investments and
 foreign currency transactions.................    (4,668,645)             --
                                                 ------------    ------------
              Total Dividends and Distributions    (6,353,077)       (871,058)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..    43,736,062      38,014,728
                                                 ------------    ------------
        Total increase (decrease) in net assets    44,789,216      45,946,566
NET ASSETS
Beginning of period............................   122,245,412      76,298,846
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $167,034,628    $122,245,412
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $    760,978    $  1,110,714
                                                 ============    ============




                                          ADVISORS     ADVISORS     ADVISORS
                                         PREFERRED     SELECT      SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED      SELECT
                                         ----------  ------------  ---------  ------------  --------------  ------------  ---------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold..................................  $  95,968   $   576,389   $10,000    $ 4,694,662   $ 36,679,140    $   823,266    $  896
 Reinvested............................     43,481        66,409        --        889,836      5,166,916        185,125       226
 Redeemed..............................   (917,323)     (112,934)       --     (1,859,683)    (1,887,666)      (718,376)     (270)
                                         ---------   -----------   -------    -----------   ------------    -----------    ------
Net Increase (Decrease)................  $(777,874)  $   529,864   $10,000    $ 3,724,815   $ 39,958,390    $   290,015    $  852
                                         =========   ===========   =======    ===========   ============    ===========    ======
Shares
 Sold..................................      8,715        53,343       936        430,097      3,332,185         74,135        82
 Reinvested............................      3,988         6,079        --         81,974        472,420         16,901        20
 Redeemed..............................    (83,312)      (10,341)       --       (170,570)      (169,206)       (65,220)      (25)
                                         ---------   -----------   -------    -----------   ------------    -----------    ------
Net Increase (Decrease)................    (70,609)       49,081       936        341,501      3,635,399         25,816        77
                                         =========   ===========   =======    ===========   ============    ===========    ======

Year Ended October 31, 2004
Dollars
 Sold..................................  $ 978,845   $   586,063       N/A    $ 9,033,151   $ 49,968,393    $ 2,601,332    $4,513
 Reinvested............................        898         7,898       N/A         15,893        817,104         29,181        --
 Redeemed..............................   (323,987)   (1,560,305)      N/A     (2,712,157)   (18,926,038)    (2,506,048)       (8)
                                         ---------   -----------   -------    -----------   ------------    -----------    ------
Net Increase (Decrease)................  $ 655,756   $  (966,344)      N/A    $ 6,336,887   $ 31,859,459    $   124,465    $4,505
                                         =========   ===========   =======    ===========   ============    ===========    ======
Shares
 Sold..................................     91,895        55,449       N/A        871,987      4,796,340        249,625       428
 Reinvested............................         88           773       N/A          1,563         80,424          2,861        --
 Redeemed..............................    (31,788)     (152,540)      N/A       (261,723)    (1,785,481)      (238,701)       (1)
                                         ---------   -----------   -------    -----------   ------------    -----------    ------
Net Increase (Decrease)................     60,195       (96,318)      N/A        611,827      3,091,283         13,785       427
                                         =========   ===========   =======    ===========   ============    ===========    ======

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income............  $ (11,188)  $   (16,851)  $  (117)   $  (224,960)  $ (1,383,286)   $   (47,842)   $ (188)
 From net realized gain on investments
  and foreign currency transactions:...    (32,293)      (49,558)     (359)      (664,972)    (3,783,630)      (137,283)     (550)
                                         ---------   -----------   -------    -----------   ------------    -----------    ------
Total Dividends and Distributions:.....  $ (43,481)  $   (66,409)  $  (476)   $  (889,932)  $ (5,166,916)   $  (185,125)   $ (738)
                                         =========   ===========   =======    ===========   ============    ===========    ======

Year Ended October 31, 2004
 From net investment income............  $    (898)  $    (7,898)      N/A    $   (15,893)  $   (817,104)   $   (29,181)   $  (84)
                                         ---------   -----------   -------    -----------   ------------    -----------    ------
Total Dividends and Distributions:.....  $    (898)  $    (7,898)      N/A    $   (15,893)  $   (817,104)   $   (29,181)   $  (84)
                                         =========   ===========   =======    ===========   ============    ===========    ======

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                            MIDCAP
                                                          BLEND FUND
-------------------------------------------------------------------------------
                                                   SIX MONTHS         YEAR
                                                      ENDED          ENDED
                                                    APRIL 30,     OCTOBER 31,
                                                      2005            2004
                                                  -------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)..........  $    559,069    $   219,921
Net realized gain (loss) from investment
 transactions and foreign currency transactions.     3,798,433      7,268,618
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies..............    (1,609,396)     1,390,580
                                                  ------------    -----------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations     2,748,106      8,879,119
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income......................      (208,652)       (63,236)
From net realized gain on investments and
 foreign currency transactions..................    (6,508,853)      (260,291)
                                                  ------------    -----------
               Total Dividends and Distributions    (6,717,505)      (323,527)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions...    36,037,736     21,999,757
                                                  ------------    -----------
         Total increase (decrease) in net assets    32,068,337     30,555,349
NET ASSETS
Beginning of period.............................    86,209,482     55,654,133
                                                  ------------    -----------
End of period (including undistributed net
 investment income as set forth below)..........  $118,277,819    $86,209,482
                                                  ============    ===========
Undistributed (overdistributed) net investment
 income (operating loss)........................  $    505,026    $   154,609
                                                  ============    ===========




                                   ADVISORS       ADVISORS     ADVISORS
                                  PREFERRED       SELECT      SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED        SELECT
                                 -------------  ------------  ---------  ------------  --------------  ------------  --------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold..........................  $  1,021,748   $ 1,836,206   $114,153   $23,734,820     $      --     $11,026,749    $ 2,276,460
 Reinvested....................       216,329        78,456         --     5,529,790            --         806,177         81,069
 Redeemed......................      (822,938)     (565,830)       (78)   (7,130,764)           --      (1,816,706)      (347,905)
                                 ------------   -----------   --------   -----------     ---------     -----------    -----------
Net Increase (Decrease)........  $    415,139   $ 1,348,832   $114,075   $22,133,846     $      --     $10,016,220    $ 2,009,624
                                 ============   ===========   ========   ===========     =========     ===========    ===========
Shares
 Sold..........................        78,613       142,649      8,874     1,854,142            --         823,330        175,707
 Reinvested....................        16,866         6,144         --       436,924            --          62,749          6,247
 Redeemed......................       (63,521)      (44,296)        (6)     (558,348)           --        (140,083)       (26,675)
                                 ------------   -----------   --------   -----------     ---------     -----------    -----------
Net Increase (Decrease)........        31,958       104,497      8,868     1,732,718            --         745,996        155,279
                                 ============   ===========   ========   ===========     =========     ===========    ===========

Year Ended October 31, 2004
Dollars
 Sold..........................  $ 16,709,228   $   834,912        N/A   $37,272,652     $     289     $ 3,200,705    $ 1,204,837
 Reinvested....................        16,493         1,354        N/A       258,021            --          47,268             29
 Redeemed......................   (18,419,531)   (2,171,755)       N/A    (9,995,086)     (689,701)     (4,072,342)    (2,197,616)
                                 ------------   -----------   --------   -----------     ---------     -----------    -----------
Net Increase (Decrease)........  $ (1,693,810)  $(1,335,489)       N/A   $27,535,587     $(689,412)    $  (824,369)   $  (992,750)
                                 ============   ===========   ========   ===========     =========     ===========    ===========
Shares
 Sold..........................     1,379,915        66,441        N/A     3,052,991            --         257,783         97,332
 Reinvested....................         1,339           109        N/A        20,680            --           3,883              2
 Redeemed......................    (1,472,828)     (190,429)       N/A      (823,453)      (60,946)       (342,213)      (192,065)
                                 ------------   -----------   --------   -----------     ---------     -----------    -----------
Net Increase (Decrease)........       (91,574)     (123,879)       N/A     2,250,218       (60,946)        (80,547)       (94,731)
                                 ============   ===========   ========   ===========     =========     ===========    ===========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income....  $     (6,605)  $    (3,683)  $    (18)  $  (165,843)    $     (29)    $   (29,638)   $    (2,836)
 From net realized gain on
  investments and foreign
  currency transactions:.......      (209,724)      (74,773)      (674)   (5,367,358)         (765)       (776,539)       (79,020)
                                 ------------   -----------   --------   -----------     ---------     -----------    -----------
Total Dividends and
 Distributions:................  $   (216,329)  $   (78,456)  $   (692)  $(5,533,201)    $    (794)    $  (806,177)   $   (81,856)
                                 ============   ===========   ========   ===========     =========     ===========    ===========

Year Ended October 31, 2004
 From net investment income....  $     (7,148)  $      (376)       N/A   $   (27,215)    $    (101)    $   (28,333)   $       (63)
 From net realized gain on
  investments and foreign
  currency transactions:.......        (9,345)       (1,003)       N/A      (230,901)          (40)        (18,935)           (67)
                                 ------------   -----------   --------   -----------     ---------     -----------    -----------
Total Dividends and
 Distributions:................  $    (16,493)  $    (1,379)       N/A   $  (258,116)    $    (141)    $   (47,268)   $      (130)
                                 ============   ===========   ========   ===========     =========     ===========    ===========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                             MIDCAP
                                                          GROWTH FUND
-------------------------------------------------------------------------------
                                                    SIX MONTHS        YEAR
                                                      ENDED          ENDED
                                                    APRIL 30,     OCTOBER 31,
                                                       2005           2004
                                                   ------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)...........  $  (100,535)   $  (164,583)
Net realized gain (loss) from investment
 transactions and foreign currency transactions..    1,985,400        904,031
Change in unrealized appreciation/depreciation of
 investments and translation of assets and
 liabilities in foreign currencies...............   (1,396,750)      (365,544)
                                                   -----------    -----------
  Net Increase (Decrease) in Net Assets Resulting
                                  from Operations      488,115        373,904
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions....   (5,756,258)     4,574,264
                                                   -----------    -----------
          Total increase (decrease) in net assets   (5,268,143)     4,948,168
NET ASSETS
Beginning of period..............................   21,599,991     16,651,823
                                                   -----------    -----------
End of period (including undistributed net
 investment income as set forth below)...........  $16,331,848    $21,599,991
                                                   ===========    ===========
Undistributed (overdistributed) net investment
 income (operating loss).........................  $  (100,535)   $        --
                                                   ===========    ===========




                                           ADVISORS   ADVISORS    ADVISORS
                                          PREFERRED    SELECT    SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED    SELECT
                                          ---------  ----------  ---------  ------------  --------------  ----------  -----------
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold...................................  $ 87,955   $  33,863    $10,000   $ 2,221,842    $   548,867    $ 11,593     $ 67,113
 Redeemed...............................    (4,446)    (34,187)        --    (1,874,784)    (6,806,572)    (17,502)          --
                                          --------   ---------    -------   -----------    -----------    --------     --------
Net Increase (Decrease).................  $ 83,509   $    (324)   $10,000   $   347,058    $(6,257,705)   $ (5,909)    $ 67,113
                                          ========   =========    =======   ===========    ===========    ========     ========
Shares
 Sold...................................    14,710       5,810      1,862       404,531         95,494       1,948       11,520
 Redeemed...............................      (752)     (5,932)        --      (341,429)    (1,198,390)     (2,920)          --
                                          --------   ---------    -------   -----------    -----------    --------     --------
Net Increase (Decrease).................    13,958        (122)     1,862        63,102     (1,102,896)       (972)      11,520
                                          ========   =========    =======   ===========    ===========    ========     ========

Year Ended October 31, 2004
Dollars
 Sold...................................  $ 71,789   $ 215,791        N/A   $ 8,032,251    $ 2,034,833    $ 81,865     $     --
 Redeemed...............................   (45,474)   (132,414)       N/A    (3,491,119)    (2,151,351)    (21,907)     (20,000)
                                          --------   ---------    -------   -----------    -----------    --------     --------
Net Increase (Decrease).................  $ 26,315   $  83,377        N/A   $ 4,541,132    $  (116,518)   $ 59,958     $(20,000)
                                          ========   =========    =======   ===========    ===========    ========     ========
Shares
 Sold...................................    12,715      39,967        N/A     1,547,009        380,796      14,808           --
 Redeemed...............................    (8,275)    (24,793)       N/A      (678,520)      (401,259)     (3,933)      (3,500)
                                          --------   ---------    -------   -----------    -----------    --------     --------
Net Increase (Decrease).................     4,440      15,174        N/A       868,489        (20,463)     10,875       (3,500)
                                          ========   =========    =======   ===========    ===========    ========     ========


See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                             MIDCAP
                                                            S&P 400
                                                           INDEX FUND
-------------------------------------------------------------------------------
                                                    SIX MONTHS        YEAR
                                                      ENDED          ENDED
                                                    APRIL 30,     OCTOBER 31,
                                                       2005           2004
                                                   ------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)...........  $   273,965    $   210,605
Net realized gain (loss) from investment
 transactions and foreign currency transactions..    1,617,946      1,631,149
Change in unrealized appreciation/depreciation of
 investments and translation of assets and
 liabilities in foreign currencies...............      940,034      2,276,173
                                                   -----------    -----------
  Net Increase (Decrease) in Net Assets Resulting
                                  from Operations    2,831,945      4,117,927
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.......................     (241,790)      (119,086)
From net realized gain on investments and foreign
 currency transactions...........................   (1,658,985)      (395,327)
                                                   -----------    -----------
                Total Dividends and Distributions   (1,900,775)      (514,413)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions....   15,218,825     19,995,220
                                                   -----------    -----------
          Total increase (decrease) in net assets   16,149,995     23,598,734
NET ASSETS
Beginning of period..............................   59,330,904     35,732,170
                                                   -----------    -----------
End of period (including undistributed net
 investment income as set forth below)...........  $75,480,899    $59,330,904
                                                   ===========    ===========
Undistributed (overdistributed) net investment
 income (operating loss).........................  $   205,848    $   173,673
                                                   ===========    ===========




                                     ADVISORS      ADVISORS     ADVISORS
                                    PREFERRED      SELECT      SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED       SELECT
                                   ------------  ------------  ---------  ------------  --------------  ------------  -------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold............................  $ 6,013,822   $ 2,812,639   $19,214    $ 4,059,934     $195,436      $ 5,446,256    $1,936,388
 Reinvested......................      212,250       306,497        --        635,359           --          666,125        79,418
 Redeemed........................     (934,752)   (1,532,764)       (1)    (2,133,170)      (7,940)      (1,808,634)     (747,252)
                                   -----------   -----------   -------    -----------     --------      -----------    ----------
Net Increase (Decrease)..........  $ 5,291,320   $ 1,586,372   $19,213    $ 2,562,123     $187,496      $ 4,303,747    $1,268,554
                                   ===========   ===========   =======    ===========     ========      ===========    ==========
Shares
 Sold............................      476,871       222,614     1,561        328,228       15,804          428,727       152,965
 Reinvested......................       16,894        24,438        --         51,781           --           52,849         6,312
 Redeemed........................      (73,634)     (121,224)       --       (172,341)        (641)        (142,385)      (58,803)
                                   -----------   -----------   -------    -----------     --------      -----------    ----------
Net Increase (Decrease)..........      420,131       125,828     1,561        207,668       15,163          339,191       100,474
                                   ===========   ===========   =======    ===========     ========      ===========    ==========

Year Ended October 31, 2004
Dollars
 Sold............................  $ 6,327,579   $ 8,562,950       N/A    $ 7,616,348     $     --      $12,077,303    $1,334,631
 Reinvested......................       36,397        38,006       N/A        150,636           --          264,588        24,508
 Redeemed........................   (2,637,455)   (2,515,538)      N/A     (2,754,996)          --       (7,965,175)     (564,562)
                                   -----------   -----------   -------    -----------     --------      -----------    ----------
Net Increase (Decrease)..........  $ 3,726,521   $ 6,085,418       N/A    $ 5,011,988     $     --      $ 4,376,716    $  794,577
                                   ===========   ===========   =======    ===========     ========      ===========    ==========
Shares
 Sold............................      542,479       727,695       N/A        664,988           --        1,031,296       113,783
 Reinvested......................        3,201         3,351       N/A         13,583           --           23,220         2,154
 Redeemed........................     (224,560)     (214,070)      N/A       (241,364)          --         (684,205)      (47,940)
                                   -----------   -----------   -------    -----------     --------      -----------    ----------
Net Increase (Decrease)..........      321,120       516,976       N/A        437,207           --          370,311        67,997
                                   ===========   ===========   =======    ===========     ========      ===========    ==========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income......  $   (28,227)  $   (38,453)  $   (36)   $   (75,215)    $    (51)     $   (89,470)   $  (10,338)
 From net realized gain on
  investments and foreign
  currency transactions:.........     (184,023)     (268,044)     (273)      (560,584)        (323)        (576,658)      (69,080)
                                   -----------   -----------   -------    -----------     --------      -----------    ----------
Total Dividends and
 Distributions:..................  $  (212,250)  $  (306,497)  $  (309)   $  (635,799)    $   (374)     $  (666,128)   $  (79,418)
                                   ===========   ===========   =======    ===========     ========      ===========    ==========

Year Ended October 31, 2004
 From net investment income......  $   (10,061)  $    (4,430)      N/A    $        --     $    (95)     $   (96,744)   $   (7,756)
 From net realized gain on
  investments and foreign
  currency transactions:.........      (26,336)      (33,582)      N/A       (150,698)        (116)        (167,844)      (16,751)
                                   -----------   -----------   -------    -----------     --------      -----------    ----------
Total Dividends and
 Distributions:..................  $   (36,397)  $   (38,012)      N/A    $  (150,698)    $   (211)     $  (264,588)   $  (24,507)
                                   ===========   ===========   =======    ===========     ========      ===========    ==========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                             MIDCAP
                                                           VALUE FUND
-------------------------------------------------------------------------------
                                                    SIX MONTHS        YEAR
                                                      ENDED          ENDED
                                                    APRIL 30,     OCTOBER 31,
                                                       2005           2004
                                                   ------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)...........  $   139,429    $    93,324
Net realized gain (loss) from investment
 transactions and foreign currency transactions..    6,075,251      5,481,145
Change in unrealized appreciation/depreciation of
 investments and translation of assets and
 liabilities in foreign currencies...............    1,216,125        493,172
                                                   -----------    -----------
  Net Increase (Decrease) in Net Assets Resulting
                                  from Operations    7,430,805      6,067,641
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.......................     (165,463)       (78,373)
From net realized gain on investments and foreign
 currency transactions...........................   (5,214,459)            --
                                                   -----------    -----------
                Total Dividends and Distributions   (5,379,922)       (78,373)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions....   13,292,179     25,076,693
                                                   -----------    -----------
Redemption Fees - Class J........................          355             --
                                                   -----------    -----------
          Total increase (decrease) in net assets   15,343,417     31,065,961
NET ASSETS
Beginning of period..............................   80,153,319     49,087,358
                                                   -----------    -----------
End of period (including undistributed net
 investment income as set forth below)...........  $95,496,736    $80,153,319
                                                   ===========    ===========
Undistributed (overdistributed) net investment
 income (operating loss).........................  $    (8,249)   $    17,441
                                                   ===========    ===========



                                            ADVISORS    ADVISORS   ADVISORS
                                           PREFERRED    SELECT    SIGNATURE     CLASS J      INSTITUTIONAL   PREFERRED    SELECT
                                           ----------  ---------  ---------  -------------  --------------  ----------  -----------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold....................................  $ 550,999   $134,202   $10,000    $ 13,992,149    $   212,519    $  91,517    $490,915
 Reinvested..............................    105,203     10,343        --       5,158,779         59,029       12,812      28,897
 Redeemed................................   (239,561)    (6,407)       --      (6,108,760)    (1,074,163)     (69,809)    (66,485)
                                           ---------   --------   -------    ------------    -----------    ---------    --------
Net Increase (Decrease)..................  $ 416,641   $138,138   $10,000    $ 13,042,168    $  (802,615)   $  34,520    $453,327
                                           =========   ========   =======    ============    ===========    =========    ========
Shares
 Sold....................................     41,271     10,047       772       1,053,903         15,950        6,891      37,071
 Reinvested..............................      8,104        794        --         399,893          4,543          989       2,242
 Redeemed................................    (18,133)      (486)       --        (459,688)       (82,145)      (5,191)     (5,090)
                                           ---------   --------   -------    ------------    -----------    ---------    --------
Net Increase (Decrease)..................     31,242     10,355       772         994,108        (61,652)       2,689      34,223
                                           =========   ========   =======    ============    ===========    =========    ========

Year Ended October 31, 2004
Dollars
 Sold....................................  $ 616,580   $ 99,527       N/A    $ 34,229,949    $   933,302    $ 205,254    $  5,751
 Reinvested..............................      5,868        323       N/A          64,004          6,637        1,118         273
 Redeemed................................   (175,427)   (43,472)      N/A     (10,482,870)      (282,411)    (105,792)     (1,921)
                                           ---------   --------   -------    ------------    -----------    ---------    --------
Net Increase (Decrease)..................  $ 447,021   $ 56,378       N/A    $ 23,811,083    $   657,528    $ 100,580    $  4,103
                                           =========   ========   =======    ============    ===========    =========    ========
Shares
 Sold....................................     49,601      7,936       N/A       2,781,779         77,129       16,574         472
 Reinvested..............................        481         26       N/A           5,264            547           92          23
 Redeemed................................    (14,224)    (3,555)      N/A        (851,947)       (23,117)      (8,801)       (156)
                                           ---------   --------   -------    ------------    -----------    ---------    --------
Net Increase (Decrease)..................     35,858      4,407       N/A       1,935,096         54,559        7,865         339
                                           =========   ========   =======    ============    ===========    =========    ========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income..............  $  (3,613)  $   (429)  $   (18)   $   (157,432)   $    (2,521)   $    (496)   $   (954)
 From net realized gain on investments
  and foreign currency transactions:.....   (101,590)    (9,914)     (632)     (5,004,936)       (57,128)     (12,316)    (27,943)
                                           ---------   --------   -------    ------------    -----------    ---------    --------
Total Dividends and Distributions:.......  $(105,203)  $(10,343)  $  (650)   $ (5,162,368)   $   (59,649)   $ (12,812)   $(28,897)
                                           =========   ========   =======    ============    ===========    =========    ========

Year Ended October 31, 2004
 From net investment income..............  $  (5,868)  $   (323)      N/A    $    (64,026)   $    (6,765)   $  (1,118)   $   (273)
                                           ---------   --------   -------    ------------    -----------    ---------    --------
Total Dividends and Distributions:.......  $  (5,868)  $   (323)      N/A    $    (64,026)   $    (6,765)   $  (1,118)   $   (273)
                                           =========   ========   =======    ============    ===========    =========    ========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                            MONEY
                                                            MARKET
                                                             FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $  1,980,009    $    556,812
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations     1,980,009         556,812
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................    (1,980,009)       (556,812)
                                                 ------------    ------------
              Total Dividends and Distributions    (1,980,009)       (556,812)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..    67,443,085      81,186,005
                                                 ------------    ------------
        Total increase (decrease) in net assets    67,443,085      81,186,005
NET ASSETS
Beginning of period............................   218,717,812     137,531,807
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $286,160,897    $218,717,812
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $         --    $         --
                                                 ============    ============



                             ADVISORS       ADVISORS      ADVISORS
                            PREFERRED        SELECT      SIGNATURE       CLASS J      INSTITUTIONAL    PREFERRED        SELECT
                           -------------  -------------  -----------  -------------  --------------  -------------  ---------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
 TRANSACTIONS:
Period Ended April 30,
 2005
Dollars
 Sold....................  $ 52,928,857   $ 46,630,299   $1,831,700   $ 47,153,686    $40,504,376    $ 43,011,584    $ 31,802,099
 Reinvested..............        81,635         55,764        1,002        841,934        754,932         189,481          40,982
 Redeemed................   (49,150,008)   (43,509,964)    (549,648)   (35,071,999)    (4,972,701)    (35,465,154)    (29,665,772)
                           ------------   ------------   ----------   ------------    -----------    ------------    ------------
Net Increase (Decrease)..  $  3,860,484   $  3,176,099   $1,283,054   $ 12,923,621    $36,286,607    $  7,735,911    $  2,177,309
                           ============   ============   ==========   ============    ===========    ============    ============
Shares
 Sold....................    52,928,857     46,630,299    1,831,700     47,153,686     40,504,376      43,011,584      31,802,099
 Reinvested..............        81,635         55,764        1,002        841,934        754,932         189,481          40,982
 Redeemed................   (49,150,008)   (43,509,964)    (549,648)   (35,071,999)    (4,972,701)    (35,465,154)    (29,665,772)
                           ------------   ------------   ----------   ------------    -----------    ------------    ------------
Net Increase (Decrease)..     3,860,484      3,176,099    1,283,054     12,923,621     36,286,607       7,735,911       2,177,309
                           ============   ============   ==========   ============    ===========    ============    ============

Year Ended October 31,
 2004
Dollars
 Sold....................  $ 38,670,546   $ 77,569,137          N/A   $ 97,590,462    $36,889,806    $ 40,844,625    $ 28,251,290
 Reinvested..............        20,093         13,123          N/A        100,835        344,214          72,285           3,883
 Redeemed................   (35,858,338)   (76,682,827)         N/A    (60,472,660)    (4,640,121)    (34,748,881)    (26,781,467)
                           ------------   ------------   ----------   ------------    -----------    ------------    ------------
Net Increase (Decrease)..  $  2,832,301   $    899,433          N/A   $ 37,218,637    $32,593,899    $  6,168,029    $  1,473,706
                           ============   ============   ==========   ============    ===========    ============    ============
Shares
 Sold....................    38,670,546     77,569,137          N/A     97,590,462     36,889,806      40,844,625      28,251,290
 Reinvested..............        20,093         13,123          N/A        100,835        344,214          72,285           3,883
 Redeemed................   (35,858,338)   (76,682,827)         N/A    (60,472,660)    (4,640,121)    (34,748,881)    (26,781,467)
                           ------------   ------------   ----------   ------------    -----------    ------------    ------------
Net Increase (Decrease)..     2,832,301        899,433          N/A     37,218,637     32,593,899       6,168,029       1,473,706
                           ============   ============   ==========   ============    ===========    ============    ============

DISTRIBUTIONS:
Period Ended April 30,
 2005
 From net investment
  income.................  $    (82,151)  $    (55,772)  $   (1,013)  $   (855,224)   $  (754,937)   $   (189,829)   $    (41,083)
                           ------------   ------------   ----------   ------------    -----------    ------------    ------------
Total Dividends and
 Distributions:..........  $    (82,151)  $    (55,772)  $   (1,013)  $   (855,224)   $  (754,937)   $   (189,829)   $    (41,083)
                           ============   ============   ==========   ============    ===========    ============    ============

Year Ended October 31,
 2004
 From net investment
  income.................  $    (20,224)  $    (13,151)         N/A   $   (102,127)   $  (344,214)   $    (72,752)   $     (4,344)
                           ------------   ------------   ----------   ------------    -----------    ------------    ------------
Total Dividends and
 Distributions:..........  $    (20,224)  $    (13,151)         N/A   $   (102,127)   $  (344,214)   $    (72,752)   $     (4,344)
                           ============   ============   ==========   ============    ===========    ============    ============

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                    PARTNERS
                                                                     GLOBAL
                                                                  EQUITY FUND
-------------------------------------------------------------------------------
                                                                     PERIOD
                                                                     ENDED
                                                                   APRIL 30,
                                                                   2005 /(A)/
                                                                 --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........................   $    25,365
Net realized gain (loss) from investment transactions and
 foreign currency transactions.................................       (22,292)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
 currencies....................................................      (473,505)
                                                                  -----------
Net Increase (Decrease) in Net Assets Resulting from Operations      (470,432)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..................    10,001,000
                                                                  -----------
                        Total increase (decrease) in net assets     9,530,568
NET ASSETS
Beginning of period............................................            --
                                                                  -----------
End of period (including undistributed net investment income as
 set forth below)..............................................   $ 9,530,568
                                                                  ===========
Undistributed (overdistributed) net investment income
 (operating loss)..............................................   $    27,717
                                                                  ===========



                         ADVISORS   ADVISORS   ADVISORS
                        PREFERRED   SELECT    SIGNATURE   INSTITUTIONAL   PREFERRED    SELECT
                        ---------  ---------  ---------  --------------  ----------  ---------
----------------------------------------------------------------------------------------------
CAPITAL SHARE
 TRANSACTIONS:
Period Ended April 30,
 2005 /(a)/
Dollars
 Sold.................   $10,000    $10,000    $10,000     $9,951,000     $10,000     $10,000
                         -------    -------    -------     ----------     -------     -------
Net Increase
 (Decrease)...........   $10,000    $10,000    $10,000     $9,951,000     $10,000     $10,000
                         =======    =======    =======     ==========     =======     =======
Shares
 Sold.................     1,000      1,000      1,000        995,100       1,000       1,000
                         -------    -------    -------     ----------     -------     -------
Net Increase
 (Decrease)...........     1,000      1,000      1,000        995,100       1,000       1,000
                         =======    =======    =======     ==========     =======     =======



/(a) /Period from March 1, 2005, date operations commenced, through April 30,
  2005.
See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                           PARTNERS
                                                         INTERNATIONAL
                                                             FUND
-------------------------------------------------------------------------------
                                                   SIX MONTHS        PERIOD
                                                      ENDED          ENDED
                                                    APRIL 30,     OCTOBER 31,
                                                      2005         2004 /(A)/
                                                  -------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)..........  $  2,151,831    $    474,908
Net realized gain (loss) from investment
 transactions and foreign currency transactions.     9,568,558       1,575,474
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies..............     2,024,489      12,985,862
                                                  ------------    ------------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations    13,744,878      15,036,244
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income......................      (951,805)             --
From net realized gain on investments and
 foreign currency transactions..................    (1,763,093)             --
                                                  ------------    ------------
               Total Dividends and Distributions    (2,714,898)             --
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions...   190,520,966     180,459,235
                                                  ------------    ------------
         Total increase (decrease) in net assets   201,550,946     195,495,479
NET ASSETS
Beginning of period.............................   195,495,479              --
                                                  ------------    ------------
End of period (including undistributed net
 investment income as set forth below)..........  $397,046,425    $195,495,479
                                                  ============    ============
Undistributed (overdistributed) net investment
 income (operating loss)........................  $  2,550,989    $    491,927
                                                  ============    ============



                                                    ADVISORS     ADVISORS     ADVISORS
                                                   PREFERRED      SELECT     SIGNATURE   INSTITUTIONAL   PREFERRED       SELECT
                                                   -----------  -----------  ---------  --------------  ------------  -------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold............................................  $5,321,340   $4,659,260   $96,036    $175,972,921    $11,900,129    $4,415,085
 Reinvested......................................       2,659       30,753        --       2,546,125         74,449        17,814
 Redeemed........................................    (348,876)    (352,771)       --     (10,820,262)    (2,302,285)     (691,411)
                                                   ----------   ----------   -------    ------------    -----------    ----------
Net Increase (Decrease)..........................  $4,975,123   $4,337,242   $96,036    $167,698,784    $ 9,672,293    $3,741,488
                                                   ==========   ==========   =======    ============    ===========    ==========
Shares
 Sold............................................     451,590      396,986     8,271      14,742,449      1,009,002       380,833
 Reinvested......................................         226        2,626        --         216,663          6,348         1,519
 Redeemed........................................     (29,113)     (29,709)       --        (926,683)      (194,674)      (58,182)
                                                   ----------   ----------   -------    ------------    -----------    ----------
Net Increase (Decrease)..........................     422,703      369,903     8,271      14,032,429        820,676       324,170
                                                   ==========   ==========   =======    ============    ===========    ==========

Period Ended October 31, 2004/(a//)/
Dollars
 Sold............................................  $   87,867   $1,693,611       N/A    $186,977,535    $    11,433    $  187,630
 Redeemed........................................      (1,156)        (338)      N/A      (8,495,452)            --        (1,895)
                                                   ----------   ----------   -------    ------------    -----------    ----------
Net Increase (Decrease)..........................  $   86,711   $1,693,273       N/A    $178,482,083    $    11,433    $  185,735
                                                   ==========   ==========   =======    ============    ===========    ==========
Shares
 Sold............................................       8,316      157,921       N/A      18,580,596          1,098        17,728
 Redeemed........................................        (107)         (31)      N/A        (815,427)            --          (187)
                                                   ----------   ----------   -------    ------------    -----------    ----------
Net Increase (Decrease)..........................       8,209      157,890       N/A      17,765,169          1,098        17,541
                                                   ==========   ==========   =======    ============    ===========    ==========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income......................  $   (1,755)  $  (10,504)  $   (34)   $   (909,286)   $   (24,294)   $   (5,932)
 From net realized gain on investments and
  foreign currency transactions:.................      (1,029)     (20,372)      (80)     (1,679,321)       (50,283)      (12,008)
                                                   ----------   ----------   -------    ------------    -----------    ----------
Total Dividends and Distributions:...............  $   (2,784)  $  (30,876)  $  (114)   $ (2,588,607)   $   (74,577)   $  (17,940)
                                                   ==========   ==========   =======    ============    ===========    ==========


/(a) /Period from December 29, 2003, date operations commenced, through October
  31, 2004

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                           PARTNERS
                                                           LARGECAP
                                                          BLEND FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $  4,586,180    $  3,755,357
Net realized gain (loss) from investment
 transactions and foreign currency transactions    16,122,255      41,923,337
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............    (2,116,258)     (8,929,363)
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations    18,592,177      36,749,331
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................    (5,990,472)     (3,164,573)
From net realized gain on investments and
 foreign currency transactions.................   (34,052,662)             --
                                                 ------------    ------------
              Total Dividends and Distributions   (40,043,134)     (3,164,573)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..    69,859,359     202,641,110
                                                 ------------    ------------
        Total increase (decrease) in net assets    48,408,402     236,225,868
NET ASSETS
Beginning of period............................   593,171,782     356,945,914
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $641,580,184    $593,171,782
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $  1,548,755    $  2,953,047
                                                 ============    ============




                                   ADVISORS      ADVISORS     ADVISORS
                                  PREFERRED      SELECT      SIGNATURE    CLASS J      INSTITUTIONAL    PREFERRED        SELECT
                                 ------------  ------------  ---------  ------------  --------------  -------------  --------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold..........................  $ 3,291,559   $ 7,641,217   $10,000    $16,072,370   $ 38,301,289    $  4,404,409    $ 4,188,506
 Reinvested....................    1,520,729     1,477,549        --      3,104,189     31,286,682       2,252,061        398,324
 Redeemed......................   (3,842,918)   (2,098,743)       --     (3,567,876)   (30,970,711)     (2,556,876)    (1,052,401)
                                 -----------   -----------   -------    -----------   ------------    ------------    -----------
Net Increase (Decrease)........  $   969,370   $ 7,020,023   $10,000    $15,608,683   $ 38,617,260    $  4,099,594    $ 3,534,429
                                 ===========   ===========   =======    ===========   ============    ============    ===========
Shares
 Sold..........................      326,605       761,904       986      1,613,005      3,745,638         439,692        413,291
 Reinvested....................      150,644       146,961        --        312,468      3,083,968         222,656         39,266
 Redeemed......................     (381,948)     (209,551)       --       (359,611)    (3,055,225)       (251,833)      (103,753)
                                 -----------   -----------   -------    -----------   ------------    ------------    -----------
Net Increase (Decrease)........       95,301       699,314       986      1,565,862      3,774,381         410,515        348,804
                                 ===========   ===========   =======    ===========   ============    ============    ===========

Year Ended October 31, 2004
Dollars
 Sold..........................  $15,561,508   $16,027,363       N/A    $25,608,005   $178,969,772    $ 21,507,307    $ 5,772,723
 Reinvested....................       42,873        18,627       N/A          6,965      2,905,946         175,340          6,937
 Redeemed......................   (5,661,837)   (5,944,817)      N/A     (4,813,241)   (34,360,622)    (10,792,590)    (2,389,149)
                                 -----------   -----------   -------    -----------   ------------    ------------    -----------
Net Increase (Decrease)........  $ 9,942,544   $10,101,173       N/A    $20,801,729   $147,515,096    $ 10,890,057    $ 3,390,511
                                 ===========   ===========   =======    ===========   ============    ============    ===========
Shares
 Sold..........................    1,561,260     1,612,880       N/A      2,614,094     18,131,434       2,193,377        580,860
 Reinvested....................        4,388         1,910       N/A            722        297,741          17,984            709
 Redeemed......................     (570,588)     (600,123)      N/A       (492,197)    (3,451,863)     (1,098,376)      (238,797)
                                 -----------   -----------   -------    -----------   ------------    ------------    -----------
Net Increase (Decrease)........      995,060     1,014,667       N/A      2,122,619     14,977,312       1,112,985        342,772
                                 ===========   ===========   =======    ===========   ============    ============    ===========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income....  $  (228,471)  $  (209,035)  $   (87)   $  (451,050)  $ (4,714,410)   $   (329,983)   $   (57,436)
 From net realized gain on
  investments and foreign
  currency transactions:.......   (1,292,258)   (1,268,515)     (561)    (2,656,090)   (26,572,272)     (1,922,078)      (340,888)
                                 -----------   -----------   -------    -----------   ------------    ------------    -----------
Total Dividends and
 Distributions:................  $(1,520,729)  $(1,477,550)  $  (648)   $(3,107,140)  $(31,286,682)   $ (2,252,061)   $  (398,324)
                                 ===========   ===========   =======    ===========   ============    ============    ===========

Year Ended October 31, 2004
 From net investment income....  $   (45,467)  $   (19,846)      N/A    $    (6,971)  $ (2,905,946)   $   (175,340)   $   (11,003)
                                 -----------   -----------   -------    -----------   ------------    ------------    -----------
Total Dividends and
 Distributions:................  $   (45,467)  $   (19,846)      N/A    $    (6,971)  $ (2,905,946)   $   (175,340)   $   (11,003)
                                 ===========   ===========   =======    ===========   ============    ============    ===========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                            PARTNERS
                                                            LARGECAP
                                                          BLEND FUND I
-------------------------------------------------------------------------------
                                                    SIX MONTHS        YEAR
                                                      ENDED          ENDED
                                                    APRIL 30,     OCTOBER 31,
                                                       2005           2004
                                                   ------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)...........  $   228,173    $   105,722
Net realized gain (loss) from investment
 transactions and foreign currency transactions..      967,024      1,614,548
Change in unrealized appreciation/depreciation of
 investments and translation of assets and
 liabilities in foreign currencies...............     (566,952)       463,109
                                                   -----------    -----------
  Net Increase (Decrease) in Net Assets Resulting
                                  from Operations      628,245      2,183,379
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.......................     (250,214)       (65,662)
From net realized gain on investments and foreign
 currency transactions...........................     (155,099)            --
                                                   -----------    -----------
                Total Dividends and Distributions     (405,313)       (65,662)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions....    6,856,737      5,876,847
                                                   -----------    -----------
          Total increase (decrease) in net assets    7,079,669      7,994,564
NET ASSETS
Beginning of period..............................   31,660,946     23,666,382
                                                   -----------    -----------
End of period (including undistributed net
 investment income as set forth below)...........  $38,740,615    $31,660,946
                                                   ===========    ===========
Undistributed (overdistributed) net investment
 income (operating loss).........................  $    61,218    $    83,259
                                                   ===========    ===========




                                     ADVISORS      ADVISORS     ADVISORS
                                    PREFERRED      SELECT      SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED       SELECT
                                   ------------  ------------  ---------  ------------  --------------  ------------  -------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold............................  $   184,458   $ 1,792,915   $10,000    $ 6,079,451       $  --       $   367,427    $1,784,018
 Reinvested......................       16,352        31,518        --        321,075          --            30,744         4,209
 Redeemed........................     (128,590)     (592,872)       --     (2,379,689)         --          (597,985)      (66,294)
                                   -----------   -----------   -------    -----------       -----       -----------    ----------
Net Increase (Decrease)..........  $    72,220   $ 1,231,561   $10,000    $ 4,020,837       $  --       $  (199,814)   $1,721,933
                                   ===========   ===========   =======    ===========       =====       ===========    ==========
Shares
 Sold............................       22,752       219,927     1,296        757,768          --            45,183       220,534
 Reinvested......................        1,986         3,837        --         39,430          --             3,723           511
 Redeemed........................      (15,985)      (73,304)       --       (297,624)         --           (72,990)       (8,155)
                                   -----------   -----------   -------    -----------       -----       -----------    ----------
Net Increase (Decrease)..........        8,753       150,460     1,296        499,574          --           (24,084)      212,890
                                   ===========   ===========   =======    ===========       =====       ===========    ==========

Year Ended October 31, 2004
Dollars
 Sold............................  $   539,455   $ 1,155,403       N/A    $10,984,958       $  --       $ 1,363,291    $  335,344
 Reinvested......................        4,805         3,953       N/A         19,921          --            16,086            --
 Redeemed........................   (1,260,641)   (1,233,841)      N/A     (3,076,649)         --        (2,018,735)     (956,503)
                                   -----------   -----------   -------    -----------       -----       -----------    ----------
Net Increase (Decrease)..........  $  (716,381)  $   (74,485)      N/A    $ 7,928,230       $  --       $  (639,358)   $ (621,159)
                                   ===========   ===========   =======    ===========       =====       ===========    ==========
Shares
 Sold............................       70,223       150,083       N/A      1,457,879          --           176,871        43,495
 Reinvested......................          642           529       N/A          2,685          --             2,151            --
 Redeemed........................     (163,339)     (160,385)      N/A       (405,898)         --          (263,160)     (123,671)
                                   -----------   -----------   -------    -----------       -----       -----------    ----------
Net Increase (Decrease)..........      (92,474)       (9,773)      N/A      1,054,666          --           (84,138)      (80,176)
                                   ===========   ===========   =======    ===========       =====       ===========    ==========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income......  $   (10,059)  $   (20,411)  $   (73)   $  (198,151)      $ (69)      $   (18,769)   $   (2,682)
 From net realized gain on
  investments and foreign
  currency transactions:.........       (6,293)      (11,107)      (48)      (123,980)        (41)          (11,975)       (1,655)
                                   -----------   -----------   -------    -----------       -----       -----------    ----------
Total Dividends and
 Distributions:..................  $   (16,352)  $   (31,518)  $  (121)   $  (322,131)      $(110)      $   (30,744)   $   (4,337)
                                   ===========   ===========   =======    ===========       =====       ===========    ==========

Year Ended October 31, 2004
 From net investment income......  $    (9,205)  $    (6,755)      N/A    $   (20,016)      $ (87)      $   (23,411)   $   (6,188)
                                   -----------   -----------   -------    -----------       -----       -----------    ----------
Total Dividends and
 Distributions:..................  $    (9,205)  $    (6,755)      N/A    $   (20,016)      $ (87)      $   (23,411)   $   (6,188)
                                   ===========   ===========   =======    ===========       =====       ===========    ==========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                           PARTNERS
                                                     LARGECAP GROWTH FUND

-------------------------------------------------------------------------------
                                                   SIX MONTHS         YEAR
                                                      ENDED          ENDED
                                                    APRIL 30,     OCTOBER 31,
                                                      2005            2004
                                                  -------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)..........  $     15,320    $   (36,642)
Net realized gain (loss) from investment
 transactions and foreign currency transactions.       225,434        806,898
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies..............      (239,540)    (1,049,428)
                                                  ------------    -----------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations         1,214       (279,172)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments and
 foreign currency transactions..................      (792,718)            --
                                                  ------------    -----------
               Total Dividends and Distributions      (792,718)            --
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions...     4,288,687      5,190,316
                                                  ------------    -----------
         Total increase (decrease) in net assets     3,497,183      4,911,144
NET ASSETS
Beginning of period.............................    13,412,678      8,501,534
                                                  ------------    -----------
End of period (including undistributed net
 investment income as set forth below)..........   $16,909,861    $13,412,678
                                                  ============    ===========
Undistributed (overdistributed) net investment
 income (operating loss)........................  $     15,320    $        --
                                                  ============    ===========




                                           ADVISORS     ADVISORS     ADVISORS
                                          PREFERRED      SELECT     SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED    SELECT
                                         ------------  -----------  ---------  ------------  --------------  ----------  ----------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold..................................  $ 3,276,124   $  353,186    $25,562   $ 2,239,250     $      --      $ 3,633     $ 2,449
 Reinvested............................        1,876      125,910         --       324,198            --           --          --
 Redeemed..............................   (1,033,666)    (188,237)       (10)     (841,588)           --           --          --
                                         -----------   ----------   --------   -----------    ----------     --------     -------
Net Increase (Decrease)................  $ 2,244,334   $  290,859    $25,552   $ 1,721,860     $      --      $ 3,633     $ 2,449
                                         ===========   ==========   ========   ===========    ==========     ========     =======
Shares
 Sold..................................      282,902       30,283      2,170       193,530            --          313         218
 Reinvested............................          161       10,808         --        27,924            --           --          --
 Redeemed..............................      (88,938)     (16,190)        (1)      (73,051)           --           --          --
                                         -----------   ----------   --------   -----------    ----------     --------     -------
Net Increase (Decrease)................      194,125       24,901      2,169       148,403            --          313         218
                                         ===========   ==========   ========   ===========    ==========     ========     =======

Year Ended October 31, 2004
Dollars
 Sold..................................  $    26,660   $2,197,821        N/A   $ 4,151,741     $      --      $    --     $    --
 Redeemed..............................           --      (64,944)       N/A    (1,120,962)           --           --          --
                                         -----------   ----------   --------   -----------    ----------     --------     -------
Net Increase (Decrease)................  $    26,660   $2,132,877        N/A   $ 3,030,779     $      --      $    --     $    --
                                         ===========   ==========   ========   ===========    ==========     ========     =======
Shares
 Sold..................................        2,282      188,102        N/A       343,089            --           --          --
 Redeemed..............................           --       (5,581)       N/A       (93,940)           --           --          --
                                         -----------   ----------   --------   -----------    ----------     --------     -------
Net Increase (Decrease)................        2,282      182,521        N/A       249,149            --           --          --
                                         ===========   ==========   ========   ===========    ==========     ========     =======

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net realized gain on investments
  and foreign currency transactions:...  $    (8,677)  $ (132,711)      (577)  $  (331,106)     (306,045)      (6,801)    $(6,801)
                                         -----------   ----------   --------   -----------    ----------     --------     -------
Total Dividends and Distributions:.....  $    (8,677)  $ (132,711)   $  (577)  $  (331,106)    $(306,045)     $(6,801)    $(6,801)
                                         ===========   ==========   ========   ===========    ==========     ========     =======

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                           PARTNERS
                                                       LARGECAP GROWTH
                                                            FUND I
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $  3,863,830    $  1,006,223
Net realized gain (loss) from investment
 transactions and foreign currency transactions    11,493,081      52,851,731
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............   (11,719,775)    (28,809,040)
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations     3,637,136      25,048,914
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................    (4,003,726)     (1,425,794)
                                                 -------------  --------------
              Total Dividends and Distributions    (4,003,726)     (1,425,794)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..    18,861,450     116,429,451
                                                 ------------    ------------
Redemption Fees - Class J......................           304              --
                                                 ------------    ------------
        Total increase (decrease) in net assets    18,495,164     140,052,571
NET ASSETS
Beginning of period............................   726,363,355     586,310,784
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $744,858,519    $726,363,355
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $    115,601    $    321,996
                                                 ============    ============




                                    ADVISORS      ADVISORS     ADVISORS
                                   PREFERRED      SELECT      SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED        SELECT
                                  ------------  ------------  ---------  ------------  --------------  ------------  --------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold...........................  $ 2,658,741   $ 2,320,497   $10,000    $ 5,176,452   $ 49,250,329    $ 2,128,576    $ 1,543,854
 Reinvested.....................      158,706       103,320        --         94,401      3,480,309        145,261         21,495
 Redeemed.......................   (4,387,067)   (2,738,692)       --     (1,548,623)   (36,046,069)    (2,828,586)      (681,454)
                                  -----------   -----------   -------    -----------   ------------    -----------    -----------
Net Increase (Decrease).........  $(1,569,620)  $  (314,875)  $10,000    $ 3,722,230   $ 16,684,569    $  (554,749)   $   883,895
                                  ===========   ===========   =======    ===========   ============    ===========    ===========
Shares
 Sold...........................      353,694       316,318     1,372        721,333      6,574,907        283,008        202,952
 Reinvested.....................       20,347        13,559        --         12,705        444,484         18,647          2,777
 Redeemed.......................     (583,699)     (372,196)       --       (215,965)    (4,694,207)      (378,008)       (91,998)
                                  -----------   -----------   -------    -----------   ------------    -----------    -----------
Net Increase (Decrease).........     (209,658)      (42,319)    1,372        518,073      2,325,184        (76,353)       113,731
                                  ===========   ===========   =======    ===========   ============    ===========    ===========

Year Ended October 31, 2004
Dollars
 Sold...........................  $18,922,233   $ 9,713,098       N/A    $11,170,500   $133,509,523    $12,339,067    $ 3,621,539
 Reinvested.....................           --            --       N/A             --      1,423,003          2,791             --
 Redeemed.......................   (9,671,613)   (6,262,035)      N/A     (3,542,403)   (43,563,375)    (9,767,890)    (1,464,987)
                                  -----------   -----------   -------    -----------   ------------    -----------    -----------
Net Increase (Decrease).........  $ 9,250,620   $ 3,451,063       N/A    $ 7,628,097   $ 91,369,151    $ 2,573,968    $ 2,156,552
                                  ===========   ===========   =======    ===========   ============    ===========    ===========
Shares
 Sold...........................    2,612,102     1,368,534       N/A      1,618,794     18,434,514      1,737,539        505,099
 Reinvested.....................           --            --       N/A             --        198,466            390             --
 Redeemed.......................   (1,348,253)     (885,231)      N/A       (517,107)    (6,087,872)    (1,355,799)      (203,874)
                                  -----------   -----------   -------    -----------   ------------    -----------    -----------
Net Increase (Decrease).........    1,263,849       483,303       N/A      1,101,687     12,545,108        382,130        301,225
                                  ===========   ===========   =======    ===========   ============    ===========    ===========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income.....  $  (158,706)  $  (103,320)  $   (48)   $   (94,587)  $ (3,480,309)   $  (145,261)   $   (21,495)
                                  -----------   -----------   -------    -----------   ------------    -----------    -----------
Total Dividends and
 Distributions:.................  $  (158,706)  $  (103,320)  $   (48)   $   (94,587)  $ (3,480,309)   $  (145,261)   $   (21,495)
                                  ===========   ===========   =======    ===========   ============    ===========    ===========

Year Ended October 31, 2004
 From net investment income.....  $        --   $        --       N/A    $        --   $ (1,423,003)   $    (2,791)   $        --
                                  -----------   -----------   -------    -----------   ------------    -----------    -----------
Total Dividends and
 Distributions:.................  $        --   $        --       N/A    $        --   $ (1,423,003)   $    (2,791)   $        --
                                  ===========   ===========   =======    ===========   ============    ===========    ===========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                           PARTNERS
                                                       LARGECAP GROWTH
                                                           FUND II
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $    841,450    $   (273,772)
Net realized gain (loss) from investment
 transactions and foreign currency transactions     3,415,491       4,466,541
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............      (360,427)      2,564,028
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations     3,896,514       6,756,797
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................      (797,869)             --
From net realized gain on investments and
 foreign currency transactions.................    (3,789,120)             --
                                                 ------------    ------------
              Total Dividends and Distributions    (4,586,989)             --
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..   481,048,677     133,806,320
                                                 ------------    ------------
        Total increase (decrease) in net assets   480,358,202     140,563,117
NET ASSETS
Beginning of period............................   209,873,962      69,310,845
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $690,232,164    $209,873,962
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $   (110,400)   $    (20,569)
                                                 ============    ============




                                    ADVISORS      ADVISORS     ADVISORS
                                   PREFERRED      SELECT      SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED        SELECT
                                  ------------  ------------  ---------  ------------  --------------  ------------  --------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold...........................  $ 2,059,214   $ 8,996,148   $161,686   $ 2,130,484   $457,306,864    $ 5,255,424    $17,160,344
 Reinvested.....................      128,394       209,212         --       161,818      3,680,012        304,465        102,897
 Redeemed.......................     (583,413)   (2,379,039)    (1,089)   (1,028,270)    (8,541,708)    (1,884,105)    (2,190,661)
                                  -----------   -----------   --------   -----------   ------------    -----------    -----------
Net Increase (Decrease).........  $ 1,604,195   $ 6,826,321   $160,597   $ 1,264,032   $452,445,168    $ 3,675,784    $15,072,580
                                  ===========   ===========   ========   ===========   ============    ===========    ===========
Shares
 Sold...........................      268,659     1,168,961     20,416       282,126     59,618,388        666,218      2,165,339
 Reinvested.....................       16,351        26,818         --        21,175        457,376         38,323         13,002
 Redeemed.......................      (75,618)     (306,973)      (141)     (137,095)    (1,081,651)      (240,204)      (281,189)
                                  -----------   -----------   --------   -----------   ------------    -----------    -----------
Net Increase (Decrease).........      209,392       888,806     20,275       166,206     58,994,113        464,337      1,897,152
                                  ===========   ===========   ========   ===========   ============    ===========    ===========

Year Ended October 31, 2004
Dollars
 Sold...........................  $ 4,948,491   $ 7,688,584        N/A   $ 4,432,129   $119,979,713    $16,335,647    $ 1,987,053
 Redeemed.......................   (3,476,769)   (2,102,593)       N/A    (1,209,924)   (11,635,360)    (2,259,633)      (881,018)
                                  -----------   -----------   --------   -----------   ------------    -----------    -----------
Net Increase (Decrease).........  $ 1,471,722   $ 5,585,991        N/A   $ 3,222,205   $108,344,353    $14,076,014    $ 1,106,035
                                  ===========   ===========   ========   ===========   ============    ===========    ===========
Shares
 Sold...........................      658,756     1,029,424        N/A       608,292     15,747,591      2,156,377        266,992
 Redeemed.......................     (460,675)     (280,254)       N/A      (166,829)    (1,512,909)      (297,749)      (113,188)
                                  -----------   -----------   --------   -----------   ------------    -----------    -----------
Net Increase (Decrease).........      198,081       749,170        N/A       441,463     14,234,682      1,858,628        153,804
                                  ===========   ===========   ========   ===========   ============    ===========    ===========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income.....  $   (19,925)  $   (29,527)  $    (27)  $   (24,629)  $   (656,839)   $   (50,551)   $   (16,371)
 From net realized gain on
  investments and foreign
  currency transactions:........     (108,469)     (179,685)      (164)     (137,189)    (3,023,173)      (253,914)       (86,526)
                                  -----------   -----------   --------   -----------   ------------    -----------    -----------
Total Dividends and
 Distributions:.................  $  (128,394)  $  (209,212)  $   (191)  $  (161,818)  $ (3,680,012)   $  (304,465)   $  (102,897)
                                  ===========   ===========   ========   ===========   ============    ===========    ===========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                         PARTNERS
                                                      LARGECAP VALUE
                                                           FUND
-------------------------------------------------------------------------------
                                               SIX MONTHS           YEAR
                                                  ENDED             ENDED
                                                APRIL 30,        OCTOBER 31,
                                                  2005              2004
                                             ---------------  -----------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).....  $   12,552,392    $   17,125,082
Net realized gain (loss) from investment
 transactions and foreign currency
 transactions..............................      39,518,533        33,686,777
Change in unrealized
 appreciation/depreciation of investments
 and translation of assets and liabilities
 in foreign currencies.....................      10,870,929        79,675,831
                                             --------------    --------------
      Net Increase (Decrease) in Net Assets
                  Resulting from Operations      62,941,854       130,487,690
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.................     (19,530,352)      (14,669,548)
From net realized gain on investments and
 foreign currency transactions.............     (11,048,831)               --
                                             --------------    --------------
          Total Dividends and Distributions     (30,579,183)      (14,669,548)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share
 transactions..............................     107,598,973       190,655,277
                                             --------------    --------------
    Total increase (decrease) in net assets     139,961,644       306,473,419
NET ASSETS
Beginning of period........................   1,338,684,988     1,032,211,569
                                             --------------    --------------
End of period (including undistributed net
 investment income as set forth below).....  $1,478,646,632    $1,338,684,988
                                             ==============    ==============
Undistributed (overdistributed) net
 investment income (operating loss)........  $    6,658,063    $   13,636,023
                                             ==============    ==============




                                    ADVISORS      ADVISORS     ADVISORS
                                   PREFERRED      SELECT      SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED        SELECT
                                  ------------  ------------  ---------  ------------  --------------  ------------  --------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold...........................  $15,214,454   $ 8,939,684   $20,292    $19,358,088   $ 148,234,991   $16,879,913    $ 9,496,017
 Reinvested.....................      750,907       761,713        --        969,947      26,693,482     1,083,315        318,509
 Redeemed.......................   (2,682,316)   (4,980,739)       --     (4,143,445)   (124,765,435)   (3,128,392)    (1,422,012)
                                  -----------   -----------   -------    -----------   -------------   -----------    -----------
Net Increase (Decrease).........  $13,283,045   $ 4,720,658   $20,292    $16,184,590   $  50,163,038   $14,834,836    $ 8,392,514
                                  ===========   ===========   =======    ===========   =============   ===========    ===========
Shares
 Sold...........................    1,130,812       680,455     1,551      1,474,460      11,189,576     1,272,412        721,594
 Reinvested.....................       55,353        57,621        --         73,427       2,005,505        81,330         24,004
 Redeemed.......................     (198,765)     (377,138)       --       (316,009)     (9,369,379)     (236,411)      (107,142)
                                  -----------   -----------   -------    -----------   -------------   -----------    -----------
Net Increase (Decrease).........      987,400       360,938     1,551      1,231,878       3,825,702     1,117,331        638,456
                                  ===========   ===========   =======    ===========   =============   ===========    ===========

Year Ended October 31, 2004
Dollars
 Sold...........................  $27,284,929   $25,642,073       N/A    $27,283,089   $ 289,938,303   $24,309,940    $14,134,739
 Reinvested.....................      153,849       126,063       N/A        109,813      13,937,540       330,867         11,372
 Redeemed.......................   (6,978,317)   (6,771,151)      N/A     (5,601,123)   (203,821,268)   (7,528,337)    (1,907,104)
                                  -----------   -----------   -------    -----------   -------------   -----------    -----------
Net Increase (Decrease).........  $20,460,461   $18,996,985       N/A    $21,791,779   $ 100,054,575   $17,112,470    $12,239,007
                                  ===========   ===========   =======    ===========   =============   ===========    ===========
Shares
 Sold...........................    2,197,095     2,099,847       N/A      2,227,307      23,647,565     1,971,193      1,150,436
 Reinvested.....................       12,662        10,629       N/A          9,251       1,175,172        27,804            958
 Redeemed.......................     (555,351)     (552,523)      N/A       (459,725)    (16,928,892)     (614,724)      (155,027)
                                  -----------   -----------   -------    -----------   -------------   -----------    -----------
Net Increase (Decrease).........    1,654,406     1,557,953       N/A      1,776,833       7,893,845     1,384,273        996,367
                                  ===========   ===========   =======    ===========   =============   ===========    ===========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income.....  $  (475,969)  $  (481,457)  $  (134)   $  (617,270)  $ (17,063,615)  $  (691,262)   $  (200,645)
 From net realized gain on
  investments and foreign
  currency transactions:........     (274,938)     (280,256)      (81)      (353,772)     (9,629,867)     (392,053)      (117,864)
                                  -----------   -----------   -------    -----------   -------------   -----------    -----------
Total Dividends and
 Distributions:.................  $  (750,907)  $  (761,713)  $  (215)   $  (971,042)  $ (26,693,482)  $(1,083,315)   $  (318,509)
                                  ===========   ===========   =======    ===========   =============   ===========    ===========

Year Ended October 31, 2004
 From net investment income.....  $  (153,849)  $  (126,063)      N/A    $  (109,857)  $ (13,937,540)  $  (330,867)   $   (11,372)
                                  -----------   -----------   -------    -----------   -------------   -----------    -----------
Total Dividends and
 Distributions:.................  $  (153,849)  $  (126,063)      N/A    $  (109,857)  $ (13,937,540)  $  (330,867)   $   (11,372)
                                  ===========   ===========   =======    ===========   =============   ===========    ===========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                            PARTNERS
                                                         LARGECAP VALUE
                                                             FUND I
-------------------------------------------------------------------------------
                                                    SIX MONTHS       PERIOD
                                                       ENDED          ENDED
                                                     APRIL 30,     OCTOBER 31,
                                                       2005         2004/(A)/
                                                   -------------  -------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)...........  $    258,300    $   26,023
Net realized gain (loss) from investment
 transactions and foreign currency transactions..       123,662        (3,085)
Change in unrealized appreciation/depreciation of
 investments and translation of assets and
 liabilities in foreign currencies...............       167,058       243,328
                                                   ------------    ----------
  Net Increase (Decrease) in Net Assets Resulting
                                  from Operations       549,020       266,266
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.......................       (36,072)           --
                                                   -------------  ------------
                Total Dividends and Distributions       (36,072)           --
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions....   181,023,934     5,001,053
                                                   ------------    ----------
          Total increase (decrease) in net assets   181,536,882     5,267,319
NET ASSETS
Beginning of period..............................     5,267,319            --
                                                   ------------    ----------
End of period (including undistributed net
 investment income as set forth below)...........  $186,804,201    $5,267,319
                                                   ============    ==========
Undistributed (overdistributed) net investment
 income (operating loss).........................  $    248,251    $   26,023
                                                   ============    ==========




                         ADVISORS   ADVISORS   ADVISORS
                        PREFERRED   SELECT    SIGNATURE   INSTITUTIONAL   PREFERRED     SELECT
------------------------------------------------------------------------------------------------
CAPITAL SHARE
 TRANSACTIONS:
Period Ended April 30,
 2005
Dollars
 Sold.................  $    --    $ 5,853    $214,347   $184,519,726    $2,482,245    $    --
 Reinvested...........       --         --          --         14,808            --         --
 Redeemed.............       --         (5)       (153)    (6,211,440)       (1,447)        --
                        -------    -------    --------   ------------    ----------    -------
Net Increase
 (Decrease)...........  $    --    $ 5,848    $214,194   $178,323,094    $2,480,798    $    --
                        =======    =======    ========   ============    ==========    =======
Shares
 Sold.................       --        533      19,271     16,739,893       222,012         --
 Reinvested...........       --         --          --          1,323            --         --
 Redeemed.............       --         (1)        (13)      (570,514)         (131)        --
                        -------    -------    --------   ------------    ----------    -------
Net Increase
 (Decrease)...........       --        532      19,258     16,170,702       221,881         --
                        =======    =======    ========   ============    ==========    =======

Period Ended October
 31, 2004/(a)/
Dollars
 Sold.................  $10,000    $10,000         N/A   $  4,961,053    $   10,000    $10,000
                        -------    -------    --------   ------------    ----------    -------
Net Increase
 (Decrease)...........  $10,000    $10,000         N/A   $  4,961,053    $   10,000    $10,000
                        =======    =======    ========   ============    ==========    =======
Shares
 Sold.................    1,000      1,000         N/A        496,104         1,000      1,000
                        -------    -------    --------   ------------    ----------    -------
Net Increase
 (Decrease)...........    1,000      1,000         N/A        496,104         1,000      1,000
                        =======    =======    ========   ============    ==========    =======

DISTRIBUTIONS:
Period Ended April 30,
 2005
 From net investment
  income..............  $   (37)   $   (36)   $    (32)  $    (35,888)   $      (40)   $   (39)
                        -------    -------    --------   ------------    ----------    -------
Total Dividends and
 Distributions:.......  $   (37)   $   (36)   $    (32)  $    (35,888)   $      (40)   $   (39)
                        =======    =======    ========   ============    ==========    =======


/(a)/ Period from June 1, 2004, date operations commenced, through October 31,
  2004.

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   PARTNERS
                                                                LARGECAP VALUE
                                                                   FUND II
-------------------------------------------------------------------------------
                                                                    PERIOD
                                                                    ENDED
                                                                  APRIL 30,
                                                                  2005 /(A)/
                                                               ----------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).......................    $    173,005
Net realized gain (loss) from investment transactions and
 foreign currency transactions...............................          11,207
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
 currencies..................................................       1,347,292
                                                                 ------------
         Net Increase (Decrease) in Net Assets Resulting from
                                                   Operations       1,531,504
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions................     179,077,601
                                                                 ------------
                      Total increase (decrease) in net assets     180,609,105
NET ASSETS
Beginning of period..........................................              --
                                                                 ------------
End of period (including undistributed net investment income
 as set forth below).........................................    $180,609,105
                                                                 ============
Undistributed (overdistributed) net investment income
 (operating loss)............................................    $    173,005
                                                                 ============



                         ADVISORS   ADVISORS   ADVISORS
                        PREFERRED   SELECT    SIGNATURE   INSTITUTIONAL   PREFERRED    SELECT
----------------------------------------------------------------------------------------------
CAPITAL SHARE
 TRANSACTIONS:
Period Ended April 30,
 2005 /(a)/
Dollars
 Sold.................   $10,000    $10,000    $10,000   $184,357,060    $ 753,560    $10,000
 Redeemed.............        --         --         --     (5,715,588)    (357,431)        --
                         -------    -------    -------   ------------    ---------    -------
Net Increase
 (Decrease)...........   $10,000    $10,000    $10,000   $178,641,472    $ 396,129    $10,000
                         =======    =======    =======   ============    =========    =======
Shares
 Sold.................     1,000      1,000      1,000     19,066,144       76,037      1,000
 Redeemed.............        --         --         --       (591,273)     (35,589)        --
                         -------    -------    -------   ------------    ---------    -------
Net Increase
 (Decrease)...........     1,000      1,000      1,000     18,474,871       40,448      1,000
                         =======    =======    =======   ============    =========    =======



/(a)/ Period from December 29, 2004, date operations commenced, through April
  30, 2005

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                            PARTNERS
                                                         MIDCAP GROWTH
                                                              FUND
-------------------------------------------------------------------------------
                                                    SIX MONTHS        YEAR
                                                      ENDED          ENDED
                                                    APRIL 30,     OCTOBER 31,
                                                       2005           2004
                                                   ------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)...........  $  (318,835)   $  (472,643)
Net realized gain (loss) from investment
 transactions and foreign currency transactions..    2,072,368       (257,608)
Change in unrealized appreciation/depreciation of
 investments and translation of assets and
 liabilities in foreign currencies...............     (416,950)     1,130,960
                                                   -----------    -----------
  Net Increase (Decrease) in Net Assets Resulting
                                  from Operations    1,336,583        400,709
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions....    3,669,224     19,847,847
                                                   -----------    -----------
          Total increase (decrease) in net assets    5,005,807     20,248,556
NET ASSETS
Beginning of period..............................   44,505,874     24,257,318
                                                   -----------    -----------
End of period (including undistributed net
 investment income as set forth below)...........  $49,511,681    $44,505,874
                                                   ===========    ===========
Undistributed (overdistributed) net investment
 income (operating loss).........................  $  (318,835)   $        --
                                                   ===========    ===========




                                      ADVISORS      ADVISORS     ADVISORS
                                     PREFERRED      SELECT      SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED       SELECT
                                    ------------  ------------  ---------  ------------  --------------  ------------  ------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold.............................  $ 1,486,348   $ 3,489,738    $11,085   $ 4,104,802         $   --    $   889,561    $ 120,665
 Redeemed.........................   (1,540,639)   (1,583,137)        --    (1,995,450)            --     (1,234,357)     (79,392)
                                    -----------   -----------    -------   -----------   --------------  -----------    ---------
Net Increase (Decrease)...........  $   (54,291)  $ 1,906,601    $11,085   $ 2,109,352         $   --    $  (344,796)   $  41,273
                                    ===========   ===========    =======   ===========   ==============  ===========    =========
Shares
 Sold.............................      177,565       424,855      1,478       526,772             --        107,261       14,519
 Redeemed.........................     (186,310)     (193,970)        --      (257,325)            --       (149,398)      (9,737)
                                    -----------   -----------    -------   -----------   --------------  -----------    ---------
Net Increase (Decrease)...........       (8,745)      230,885      1,478       269,447             --        (42,137)       4,782
                                    ===========   ===========    =======   ===========   ==============  ===========    =========

Year Ended October 31, 2004
Dollars
 Sold.............................  $12,444,842   $ 7,512,848        N/A   $10,432,870         $    --   $ 4,704,381    $ 110,453
 Redeemed.........................   (3,394,190)   (3,043,530)       N/A    (4,784,234)            --     (3,715,307)    (420,286)
                                    -----------   -----------    -------   -----------   --------------  -----------    ---------
Net Increase (Decrease)...........  $ 9,050,652   $ 4,469,318        N/A   $ 5,648,636         $    --   $   989,074    $(309,833)
                                    ===========   ===========    =======   ===========   --------------  ===========    =========
Shares
 Sold.............................    1,618,147     1,003,451        N/A     1,450,645             --        611,136       15,083
 Redeemed.........................     (453,840)     (407,637)       N/A      (675,273)            --       (492,148)     (53,954)
                                    -----------   -----------    -------   -----------   --------------  -----------    ---------
Net Increase (Decrease)...........    1,164,307       595,814        N/A       775,372             --        118,988      (38,871)
                                    ===========   ===========    =======   ===========   ==============  ===========    =========


See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                           PARTNERS
                                                        MIDCAP GROWTH
                                                            FUND I
-------------------------------------------------------------------------------
                                                  SIX MONTHS        PERIOD
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005         2004 /(A)/
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $   (267,861)   $   (317,103)
Net realized gain (loss) from investment
 transactions and foreign currency transactions     3,244,252      (1,165,395)
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............     1,399,574       4,994,297
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations     4,375,965       3,511,799
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..    90,610,361     126,519,103
                                                 ------------    ------------
        Total increase (decrease) in net assets    94,986,326     130,030,902
NET ASSETS
Beginning of period............................   130,030,902              --
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $225,017,228    $130,030,902
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $   (267,861)   $         --
                                                 ============    ============




                         ADVISORS   ADVISORS   ADVISORS
                        PREFERRED   SELECT    SIGNATURE   INSTITUTIONAL   PREFERRED    SELECT
                        ---------  ---------  ---------  --------------  ----------  -----------
------------------------------------------------------------------------------------------------
CAPITAL SHARE
 TRANSACTIONS:
Period Ended April 30,
 2005
Dollars
 Sold.................  $349,723   $ 65,237    $26,822   $ 96,849,007    $ 759,749    $294,367
 Redeemed.............   (98,443)   (11,911)        --     (7,444,542)    (163,056)    (16,592)
                        --------   --------    -------   ------------    ---------    --------
Net Increase
 (Decrease)...........  $251,280   $ 53,326    $26,822   $ 89,404,465    $ 596,693    $277,775
                        ========   ========    =======   ============    =========    ========
Shares
 Sold.................    32,023      6,033      2,481      9,141,866       73,124      27,542
 Redeemed.............    (9,031)    (1,092)        --       (688,996)     (15,163)     (1,485)
                        --------   --------    -------   ------------    ---------    --------
Net Increase
 (Decrease)...........    22,992      4,941      2,481      8,452,870       57,961      26,057
                        ========   ========    =======   ============    =========    ========

Period Ended October
 31, 2004 /(a)/
Dollars
 Sold.................  $718,952   $233,324        N/A   $141,149,674    $ 153,392    $ 10,000
 Redeemed.............        --         --        N/A    (15,746,235)          (4)         --
                        --------   --------    -------   ------------    ---------    --------
Net Increase
 (Decrease)...........  $718,952   $233,324        N/A   $125,403,439    $ 153,388    $ 10,000
                        ========   ========    =======   ============    =========    ========
Shares
 Sold.................    72,372     23,718        N/A     14,258,375       15,832         976
 Redeemed.............        --         --        N/A     (1,604,041)          --          --
                        --------   --------    -------   ------------    ---------    --------
Net Increase
 (Decrease)...........    72,372     23,718        N/A     12,654,334       15,832         976
                        ========   ========    =======   ============    =========    ========



/(a) /Period from December 29, 2003, date operations commenced, through October
  31, 2004.
See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   PARTNERS
                                                                 MIDCAP GROWTH
                                                                    FUND II
-------------------------------------------------------------------------------
                                                                    PERIOD
                                                                     ENDED
                                                                   APRIL 30,
                                                                  2005 /(A)/
                                                                ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)........................   $   (167,867)
Net realized gain (loss) from investment transactions and
 foreign currency transactions................................     (1,029,323)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign
 currencies...................................................    (15,907,020)
                                                                 ------------
          Net Increase (Decrease) in Net Assets Resulting from
                                                    Operations    (17,104,210)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions.................    393,195,460
                                                                 ------------
                       Total increase (decrease) in net assets    376,091,250
NET ASSETS
Beginning of period...........................................             --
                                                                 ------------
End of period (including undistributed net investment income
 as set forth below)..........................................   $376,091,250
                                                                 ============
Undistributed (overdistributed) net investment income
 (operating loss).............................................   $   (167,867)
                                                                 ============



                         ADVISORS   ADVISORS   ADVISORS
                        PREFERRED   SELECT    SIGNATURE   INSTITUTIONAL   PREFERRED    SELECT
                        ---------  ---------  ---------  --------------  ----------  ----------
-----------------------------------------------------------------------------------------------
CAPITAL SHARE
 TRANSACTIONS:
Period Ended April 30,
 2005 /(a)/
Dollars
 Sold.................  $114,604    $10,000    $10,000   $411,109,914     $10,000     $12,966
 Redeemed.............        --         --         --    (18,071,550)         --        (474)
                        --------    -------    -------   ------------     -------     -------
Net Increase
 (Decrease)...........  $114,604    $10,000    $10,000   $393,038,364     $10,000     $12,492
                        ========    =======    =======   ============     =======     =======
Shares
 Sold.................    11,723      1,000      1,000     41,151,610       1,000       1,297
 Redeemed.............        --         --         --     (1,822,529)         --         (50)
                        --------    -------    -------   ------------     -------     -------
Net Increase
 (Decrease)...........    11,723      1,000      1,000     39,329,081       1,000       1,247
                        ========    =======    =======   ============     =======     =======



/(a) /Period from December 29, 2004 date operations commenced, through April 30,
  2005.
See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                           PARTNERS
                                                            MIDCAP
                                                          VALUE FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $    (39,602)   $     68,789
Net realized gain (loss) from investment
 transactions and foreign currency transactions    19,562,858      20,105,658
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............    (8,016,296)      4,030,440
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations    11,506,960      24,204,887
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................            --         (39,426)
From net realized gain on investments and
 foreign currency transactions.................   (20,373,382)     (1,492,516)
                                                 ------------    ------------
              Total Dividends and Distributions   (20,373,382)     (1,531,942)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..   175,109,448     141,905,823
                                                 ------------    ------------
        Total increase (decrease) in net assets   166,243,026     164,578,768
NET ASSETS
Beginning of period............................   266,539,113     101,960,345
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $432,782,139    $266,539,113
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $    (39,602)   $         --
                                                 ============    ============



                                    ADVISORS      ADVISORS     ADVISORS
                                   PREFERRED      SELECT      SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED        SELECT
                                  ------------  ------------  ---------  ------------  --------------  ------------  --------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold...........................  $ 6,212,559   $ 8,729,087   $37,654    $24,328,230   $105,216,907    $10,196,424    $ 8,281,712
 Reinvested.....................      456,915       553,848        --      2,611,239     16,230,251        420,508         86,492
 Redeemed.......................     (650,310)     (601,383)       --     (3,845,157)    (1,449,517)    (1,051,304)      (654,707)
                                  -----------   -----------   -------    -----------   ------------    -----------    -----------
Net Increase (Decrease).........  $ 6,019,164   $ 8,681,552   $37,654    $23,094,312   $119,997,641    $ 9,565,628    $ 7,713,497
                                  ===========   ===========   =======    ===========   ============    ===========    ===========
Shares
 Sold...........................      434,617       625,172     2,625      1,751,437      7,263,424        710,452        582,983
 Reinvested.....................       32,754        40,545        --        192,854      1,155,178         30,166          6,231
 Redeemed.......................      (45,432)      (42,553)       --       (277,308)       (97,886)       (72,873)       (45,829)
                                  -----------   -----------   -------    -----------   ------------    -----------    -----------
Net Increase (Decrease).........      421,939       623,164     2,625      1,666,983      8,320,716        667,745        543,385
                                  ===========   ===========   =======    ===========   ============    ===========    ===========

Year Ended October 31, 2004
Dollars
 Sold...........................  $ 4,994,299   $ 4,642,472       N/A    $22,182,703   $136,366,176    $ 4,405,998    $   713,304
 Reinvested.....................       28,777        24,711       N/A        176,739      1,186,834         26,834          6,300
 Redeemed.......................   (2,708,097)   (2,258,735)      N/A     (4,339,896)   (19,346,483)    (2,666,434)    (1,529,679)
                                  -----------   -----------   -------    -----------   ------------    -----------    -----------
Net Increase (Decrease).........  $ 2,314,979   $ 2,408,448       N/A    $18,019,546   $118,206,527    $ 1,766,398    $  (810,075)
                                  ===========   ===========   =======    ===========   ============    ===========    ===========
Shares
 Sold...........................      375,584       356,098       N/A      1,724,293     10,276,478        332,177         54,662
 Reinvested.....................        2,330         2,037       N/A         14,655         95,909          2,180            513
 Redeemed.......................     (206,323)     (175,845)      N/A       (339,182)    (1,452,842)      (204,075)      (117,507)
                                  -----------   -----------   -------    -----------   ------------    -----------    -----------
Net Increase (Decrease).........      171,591       182,290       N/A      1,399,766      8,919,545        130,282        (62,332)
                                  ===========   ===========   =======    ===========   ============    ===========    ===========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net realized gain on
  investments and foreign
  currency transactions:........  $  (456,915)  $  (553,848)  $  (702)   $(2,623,851)  $(16,230,251)   $  (420,508)   $   (87,307)
                                  -----------   -----------   -------    -----------   ------------    -----------    -----------
Total Dividends and
 Distributions:.................  $  (456,915)  $  (553,848)  $  (702)   $(2,623,851)  $(16,230,251)   $  (420,508)   $   (87,307)
                                  ===========   ===========   =======    ===========   ============    ===========    ===========

Year Ended October 31, 2004
 From net investment income.....  $        --   $        --       N/A    $        --   $    (39,426)   $        --    $        --
 From net realized gain on
  investments and foreign
  currency transactions:........      (44,704)      (40,639)      N/A       (178,393)    (1,163,818)       (42,748)       (22,214)
                                  -----------   -----------   -------    -----------   ------------    -----------    -----------
Total Dividends and
 Distributions:.................  $   (44,704)  $   (40,639)      N/A    $  (178,393)  $ (1,203,244)   $   (42,748)   $   (22,214)
                                  ===========   ===========   =======    ===========   ============    ===========    ===========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                           PARTNERS
                                                            MIDCAP
                                                         VALUE FUND I
-------------------------------------------------------------------------------
                                                   SIX MONTHS        PERIOD
                                                      ENDED          ENDED
                                                    APRIL 30,     OCTOBER 31,
                                                      2005         2004/(A)/
                                                  -------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)..........  $    824,040    $    717,585
Net realized gain (loss) from investment
 transactions and foreign currency transactions.    16,608,728       3,718,035
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies..............     3,800,352      26,425,539
                                                  ------------    ------------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations    21,233,120      30,861,159
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income......................    (1,346,625)             --
From net realized gain on investments and
 foreign currency transactions..................    (3,740,674)             --
                                                  ------------    ------------
               Total Dividends and Distributions    (5,087,299)             --
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions...    87,177,369     272,139,493
                                                  ------------    ------------
         Total increase (decrease) in net assets   103,323,190     303,000,652
NET ASSETS
Beginning of period.............................   303,000,652              --
                                                  ------------    ------------
End of period (including undistributed net
 investment income as set forth below)..........  $406,323,842    $303,000,652
                                                  ============    ============
Undistributed (overdistributed) net investment
 income (operating loss)........................  $    195,000    $    717,585
                                                  ============    ============



                         ADVISORS   ADVISORS   ADVISORS
                        PREFERRED   SELECT    SIGNATURE   INSTITUTIONAL   PREFERRED    SELECT
-----------------------------------------------------------------------------------------------
CAPITAL SHARE
 TRANSACTIONS:
Period Ended April 30,
 2005
Dollars
 Sold.................  $519,020   $ 82,315   $52,462    $ 91,363,902    $ 35,960     $    --
 Reinvested...........     5,693        767        --       5,079,454         732          --
 Redeemed.............   (40,328)   (11,638)       --      (9,885,556)    (25,414)         --
                        --------   --------   -------    ------------    --------     -------
Net Increase
 (Decrease)...........  $484,385   $ 71,444   $52,462    $ 86,557,800    $ 11,278     $    --
                        ========   ========   =======    ============    ========     =======
Shares
 Sold.................    42,057      6,964     4,368       7,418,871       2,901          --
 Reinvested...........       472         64        --         419,779          61          --
 Redeemed.............    (3,242)      (982)       --        (815,178)     (2,079)         --
                        --------   --------   -------    ------------    --------     -------
Net Increase
 (Decrease)...........    39,287      6,046     4,368       7,023,472         883          --
                        ========   ========   =======    ============    ========     =======

Period Ended October
 31, 2004/(a//)/
Dollars
 Sold.................  $323,415   $ 10,489       N/A    $278,792,993    $ 53,824     $10,000
 Redeemed.............   (14,282)        --       N/A      (7,036,926)        (20)         --
                        --------   --------   -------    ------------    --------     -------
Net Increase
 (Decrease)...........  $309,133   $ 10,489       N/A    $271,756,067    $ 53,804     $10,000
                        ========   ========   =======    ============    ========     =======
Shares
 Sold.................    30,920        944       N/A      27,055,903       5,007         944
 Redeemed.............    (1,307)        --       N/A        (651,549)         (2)         --
                        --------   --------   -------    ------------    --------     -------
Net Increase
 (Decrease)...........    29,613        944       N/A      26,404,354       5,005         944
                        ========   ========   =======    ============    ========     =======

DISTRIBUTIONS:
Period Ended April 30,
 2005
 From net investment
  income..............  $ (1,344)  $   (219)  $   (33)   $ (1,344,764)   $   (224)    $   (41)
 From net realized
  gain on investments
  and foreign currency
  transactions:.......    (4,349)      (713)     (118)     (3,734,690)       (677)       (127)
                        --------   --------   -------    ------------    --------     -------
Total Dividends and
 Distributions:.......  $ (5,693)  $   (932)  $  (151)   $ (5,079,454)   $   (901)    $  (168)
                        ========   ========   =======    ============    ========     =======


/(a)   /Period from December 29, 2003, date operations commenced, through
October 31, 2004.
See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                           PARTNERS
                                                           SMALLCAP
                                                          BLEND FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $    (73,149)   $    421,789
Net realized gain (loss) from investment
 transactions and foreign currency transactions     9,258,694       2,674,442
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............   (11,221,498)      7,742,904
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations    (2,035,953)     10,839,135
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................      (367,838)             --
From net realized gain on investments and
 foreign currency transactions.................    (2,805,562)       (368,087)
                                                 ------------    ------------
              Total Dividends and Distributions    (3,173,400)       (368,087)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..    36,223,340     144,268,872
                                                 ------------    ------------
        Total increase (decrease) in net assets    31,013,987     154,739,920
NET ASSETS
Beginning of period............................   160,150,810       5,410,890
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $191,164,797    $160,150,810
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $    (73,149)   $    368,681
                                                 ============    ============



                         ADVISORS    ADVISORS    ADVISORS
                        PREFERRED     SELECT    SIGNATURE   INSTITUTIONAL   PREFERRED     SELECT
                        ----------  ----------  ---------  --------------  ----------  ------------
---------------------------------------------------------------------------------------------------
CAPITAL SHARE
 TRANSACTIONS:
Period Ended April 30,
 2005
Dollars
 Sold.................  $ 475,211   $ 356,305   $28,451    $ 43,117,705    $  14,099    $ 131,171
 Reinvested...........      2,788         788        --       3,163,570          477        2,228
 Redeemed.............   (116,096)    (96,480)       --     (10,841,889)      (5,293)      (9,695)
                        ---------   ---------   -------    ------------    ---------    ---------
Net Increase
 (Decrease)...........  $ 361,903   $ 260,613   $28,451    $ 35,439,386    $   9,283    $ 123,704
                        =========   =========   =======    ============    =========    =========
Shares
 Sold.................     30,179      22,958     1,857       2,733,956          903        8,446
 Reinvested...........        175          50        --         196,879           30          140
 Redeemed.............     (7,418)     (6,216)       --        (696,573)        (328)        (624)
                        ---------   ---------   -------    ------------    ---------    ---------
Net Increase
 (Decrease)...........     22,936      16,792     1,857       2,234,262          605        7,962
                        =========   =========   =======    ============    =========    =========

Year Ended October 31,
 2004
Dollars
 Sold.................  $ 102,506   $  41,084       N/A    $162,198,609    $ 577,780    $ 116,885
 Reinvested...........         --          --       N/A         123,797           --           --
 Redeemed.............   (103,103)   (104,843)      N/A     (17,922,490)    (657,209)    (104,144)
                        ---------   ---------   -------    ------------    ---------    ---------
Net Increase
 (Decrease)...........  $    (597)  $ (63,759)      N/A    $144,399,916    $ (79,429)   $  12,741
                        =========   =========   =======    ============    =========    =========
Shares
 Sold.................      7,851       2,944       N/A      11,600,165       41,278        8,117
 Reinvested...........         --          --       N/A           9,329           --           --
 Redeemed.............     (7,186)     (7,334)      N/A      (1,284,675)     (46,521)      (7,228)
                        ---------   ---------   -------    ------------    ---------    ---------
Net Increase
 (Decrease)...........        665      (4,390)      N/A      10,324,819       (5,243)         889
                        =========   =========   =======    ============    =========    =========

DISTRIBUTIONS:
Period Ended April 30,
 2005
 From net investment
  income..............  $    (373)  $    (134)  $   (13)   $   (366,882)   $    (137)   $    (299)
 From net realized
  gain on investments
  and foreign currency
  transactions:.......     (3,251)     (1,476)     (167)     (2,796,688)      (1,201)      (2,779)
                        ---------   ---------   -------    ------------    ---------    ---------
Total Dividends and
 Distributions:.......  $  (3,624)  $  (1,610)  $  (180)   $ (3,163,570)   $  (1,338)   $  (3,078)
                        =========   =========   =======    ============    =========    =========

Year Ended October 31,
 2004
 From net realized
  gain on investments
  and foreign currency
  transactions:.......  $  (8,143)  $  (8,143)      N/A    $   (335,515)   $  (8,143)   $  (8,143)
                        ---------   ---------   -------    ------------    ---------    ---------
Total Dividends and
 Distributions:.......  $  (8,143)  $  (8,143)      N/A    $   (335,515)   $  (8,143)   $  (8,143)
                        =========   =========   =======    ============    =========    =========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                            PARTNERS
                                                            SMALLCAP
                                                         GROWTH FUND I
-------------------------------------------------------------------------------
                                                    SIX MONTHS        YEAR
                                                      ENDED          ENDED
                                                    APRIL 30,     OCTOBER 31,
                                                       2005           2004
                                                   ------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)...........  $  (451,814)   $  (842,877)
Net realized gain (loss) from investment
 transactions and foreign currency transactions..    3,878,766     10,511,554
Change in unrealized appreciation/depreciation of
 investments and translation of assets and
 liabilities in foreign currencies...............   (7,480,533)    (3,148,710)
                                                   -----------    -----------
  Net Increase (Decrease) in Net Assets Resulting
                                  from Operations   (4,053,581)     6,519,967
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions....   11,071,715      5,966,408
                                                   -----------    -----------
          Total increase (decrease) in net assets    7,018,134     12,486,375
NET ASSETS
Beginning of period..............................   85,025,223     72,538,848
                                                   -----------    -----------
End of period (including undistributed net
 investment income as set forth below)...........  $92,043,357    $85,025,223
                                                   ===========    ===========
Undistributed (overdistributed) net investment
 income (operating loss).........................  $  (451,814)   $        --
                                                   ===========    ===========



                                      ADVISORS      ADVISORS     ADVISORS
                                     PREFERRED      SELECT      SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED       SELECT
                                    ------------  ------------  ---------  ------------  --------------  ------------  ------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold.............................  $   439,612   $   159,169    $14,925   $   888,692   $ 19,143,269    $ 1,760,328    $  51,269
 Redeemed.........................     (789,709)      (84,820)        --    (1,269,718)    (8,541,189)      (682,146)     (17,967)
                                    -----------   -----------    -------   -----------   ------------    -----------    ---------
Net Increase (Decrease)...........  $  (350,097)  $    74,349    $14,925   $  (381,026)  $ 10,602,080    $ 1,078,182    $  33,302
                                    ===========   ===========    =======   ===========   ============    ===========    =========
Shares
 Sold.............................       54,482        19,974      1,904       114,414      2,330,961        211,614        6,340
 Redeemed.........................      (95,333)      (10,645)        --      (163,860)    (1,046,693)       (84,149)      (2,261)
                                    -----------   -----------    -------   -----------   ------------    -----------    ---------
Net Increase (Decrease)...........      (40,851)        9,329      1,904       (49,446)     1,284,268        127,465        4,079
                                    ===========   ===========    =======   ===========   ============    ===========    =========

Year Ended October 31, 2004
Dollars
 Sold.............................  $ 1,229,928   $   578,431        N/A   $ 6,088,494   $ 20,475,414    $ 1,706,036    $  72,985
 Redeemed.........................   (1,320,928)   (1,068,563)       N/A    (4,418,324)   (14,927,185)    (1,659,356)    (790,524)
                                    -----------   -----------    -------   -----------   ------------    -----------    ---------
Net Increase (Decrease)...........  $   (91,000)  $  (490,132)       N/A   $ 1,670,170   $  5,548,229    $    46,680    $(717,539)
                                    ===========   ===========    =======   ===========   ============    ===========    =========
Shares
 Sold.............................      163,015        78,226        N/A       836,751      2,680,701        224,764        9,945
 Redeemed.........................     (174,146)     (141,752)       N/A      (619,856)    (1,996,218)      (222,106)    (103,160)
                                    -----------   -----------    -------   -----------   ------------    -----------    ---------
Net Increase (Decrease)...........      (11,131)      (63,526)       N/A       216,895        684,483          2,658      (93,215)
                                    ===========   ===========    =======   ===========   ============    ===========    =========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                           PARTNERS
                                                           SMALLCAP
                                                        GROWTH FUND II
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $ (1,296,073)   $ (1,770,279)
Net realized gain (loss) from investment
 transactions and foreign currency transactions    16,963,749       9,137,785
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............   (14,137,032)       (960,232)
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations     1,530,644       6,407,274
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments and
 foreign currency transactions.................    (8,154,974)     (1,044,305)
                                                 ------------    ------------
              Total Dividends and Distributions    (8,154,974)     (1,044,305)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..    74,974,738     116,582,670
                                                 ------------    ------------
        Total increase (decrease) in net assets    68,350,408     121,945,639
NET ASSETS
Beginning of period............................   294,904,933     172,959,294
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $363,255,341    $294,904,933
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $ (1,296,073)   $         --
                                                 ============    ============



                                     ADVISORS      ADVISORS     ADVISORS
                                    PREFERRED      SELECT      SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED       SELECT
                                   ------------  ------------  ---------  ------------  --------------  ------------  -------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold............................  $ 3,378,661   $ 2,724,244   $10,329    $   971,014   $115,540,724    $ 2,357,669    $  604,430
 Reinvested......................      205,305       199,084        --        176,871      7,296,866        230,736        45,831
 Redeemed........................   (1,115,307)   (1,058,225)       --       (680,603)   (53,864,098)    (1,620,626)     (428,167)
                                   -----------   -----------   -------    -----------   ------------    -----------    ----------
Net Increase (Decrease)..........  $ 2,468,659   $ 1,865,103   $10,329    $   467,282   $ 68,973,492    $   967,779    $  222,094
                                   ===========   ===========   =======    ===========   ============    ===========    ==========
Shares
 Sold............................      409,929       331,614     1,275        124,233     14,332,620        279,204        73,134
 Reinvested......................       24,558        24,219        --         22,304        856,440         27,306         5,463
 Redeemed........................     (135,875)     (129,498)       --        (87,158)    (6,451,551)      (194,717)      (51,842)
                                   -----------   -----------   -------    -----------   ------------    -----------    ----------
Net Increase (Decrease)..........      298,612       226,335     1,275         59,379      8,737,509        111,793        26,755
                                   ===========   ===========   =======    ===========   ============    ===========    ==========

Year Ended October 31, 2004
Dollars
 Sold............................  $ 6,862,379   $ 6,736,706       N/A    $ 3,921,892   $136,807,841    $ 9,935,849    $1,857,609
 Reinvested......................       27,147        14,087       N/A         21,417        965,833         12,516         3,305
 Redeemed........................   (2,988,638)   (1,918,741)      N/A     (1,268,941)   (40,532,394)    (3,534,960)     (340,237)
                                   -----------   -----------   -------    -----------   ------------    -----------    ----------
Net Increase (Decrease)..........  $ 3,900,888   $ 4,832,052       N/A    $ 2,674,368   $ 97,241,280    $ 6,413,405    $1,520,677
                                   ===========   ===========   =======    ===========   ============    ===========    ==========
Shares
 Sold............................      868,643       871,245       N/A        523,656     17,150,567      1,266,665       239,956
 Reinvested......................        3,428         1,804       N/A          2,829        120,278          1,568           417
 Redeemed........................     (382,671)     (252,732)      N/A       (171,816)    (5,129,061)      (455,127)      (44,000)
                                   -----------   -----------   -------    -----------   ------------    -----------    ----------
Net Increase (Decrease)..........      489,400       620,317       N/A        354,669     12,141,784        813,106       196,373
                                   ===========   ===========   =======    ===========   ============    ===========    ==========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net realized gain on
  investments and foreign
  currency transactions:.........  $  (205,305)  $  (199,084)  $  (271)   $  (176,881)  $ (7,296,866)   $  (230,736)   $  (45,831)
                                   -----------   -----------   -------    -----------   ------------    -----------    ----------
Total Dividends and
 Distributions:..................  $  (205,305)  $  (199,084)  $  (271)   $  (176,881)  $ (7,296,866)   $  (230,736)   $  (45,831)
                                   ===========   ===========   =======    ===========   ============    ===========    ==========

Year Ended October 31, 2004
 From net realized gain on
  investments and foreign
  currency transactions:.........  $   (27,147)  $   (14,087)      N/A    $   (21,417)  $   (965,833)   $   (12,516)   $   (3,305)
                                   -----------   -----------   -------    -----------   ------------    -----------    ----------
Total Dividends and
 Distributions:..................  $   (27,147)  $   (14,087)      N/A    $   (21,417)  $   (965,833)   $   (12,516)   $   (3,305)
                                   ===========   ===========   =======    ===========   ============    ===========    ==========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                            PARTNERS
                                                            SMALLCAP
                                                        GROWTH FUND III
-------------------------------------------------------------------------------
                                                    SIX MONTHS       PERIOD
                                                       ENDED          ENDED
                                                     APRIL 30,     OCTOBER 31,
                                                       2005        2004 /(A)/
                                                   -------------  -------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)...........  $    (44,666)   $  (13,077)
Net realized gain (loss) from investment
 transactions and foreign currency transactions..       417,695       (26,759)
Change in unrealized appreciation/depreciation of
 investments and translation of assets and
 liabilities in foreign currencies...............    (3,269,059)     (152,315)
                                                   ------------    ----------
  Net Increase (Decrease) in Net Assets Resulting
                                  from Operations    (2,896,030)     (192,151)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions....   100,082,561     5,001,000
                                                   ------------    ----------
          Total increase (decrease) in net assets    97,186,531     4,808,849
NET ASSETS
Beginning of period..............................     4,808,849            --
                                                   ------------    ----------
End of period (including undistributed net
 investment income as set forth below)...........  $101,995,380    $4,808,849
                                                   ============    ==========
Undistributed (overdistributed) net investment
 income (operating loss).........................  $    (44,666)   $       --
                                                   ============    ==========



                         ADVISORS   ADVISORS   ADVISORS
                        PREFERRED   SELECT    SIGNATURE   INSTITUTIONAL   PREFERRED     SELECT
                        ---------  ---------  ---------  --------------  -----------  ---------
-----------------------------------------------------------------------------------------------
CAPITAL SHARE
 TRANSACTIONS:
Period Ended April 30,
 2005
Dollars
 Sold.................  $277,770   $160,291    $10,000   $103,704,018    $1,578,011    $    --
 Redeemed.............      (477)   (73,940)        --     (5,460,937)     (112,175)        --
                        --------   --------    -------   ------------    ----------    -------
Net Increase
 (Decrease)...........  $277,293   $ 86,351    $10,000   $ 98,243,081    $1,465,836    $    --
                        ========   ========    =======   ============    ==========    =======
Shares
 Sold.................    26,149     15,780      1,035     10,686,858       148,545         --
 Redeemed.............       (46)    (7,171)        --       (570,065)      (11,026)        --
                        --------   --------    -------   ------------    ----------    -------
Net Increase
 (Decrease)...........    26,103      8,609      1,035     10,116,793       137,519         --
                        ========   ========    =======   ============    ==========    =======

Period Ended October
 31, 2004 /(a)/
Dollars
 Sold.................  $ 10,000   $ 10,000        N/A   $  4,961,000    $   10,000    $10,000
                        --------   --------    -------   ------------    ----------    -------
Net Increase
 (Decrease)...........  $ 10,000   $ 10,000        N/A   $  4,961,000    $   10,000    $10,000
                        ========   ========    =======   ============    ==========    =======
Shares
 Sold.................     1,000      1,000        N/A        496,100         1,000      1,000
                        --------   --------    -------   ------------    ----------    -------
Net Increase
 (Decrease)...........     1,000      1,000        N/A        496,100         1,000      1,000
                        ========   ========    =======   ============    ==========    =======


/(a) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                           PARTNERS
                                                        SMALLCAP VALUE
                                                             FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $   (105,946)   $     18,609
Net realized gain (loss) from investment
 transactions and foreign currency transactions    21,455,416      10,452,864
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............    (7,274,745)     18,427,453
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations    14,074,725      28,898,926
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................       (71,862)             --
Tax return of capital distributions............            --         (17,492)
                                                 -------------  --------------
              Total Dividends and Distributions       (71,862)        (17,492)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..    14,265,881      34,075,676
                                                 ------------    ------------
        Total increase (decrease) in net assets    28,268,744      62,957,110
NET ASSETS
Beginning of period............................   261,517,594     198,560,484
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $289,786,338    $261,517,594
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $   (177,808)   $         --
                                                 ============    ============




                                        ADVISORS      ADVISORS     ADVISORS
                                       PREFERRED      SELECT      SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED      SELECT
                                      ------------  ------------  ---------  ------------  --------------  ------------  ----------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold...............................  $   843,999   $   446,968    $10,000   $ 1,441,043   $ 34,619,281    $ 1,596,993    $36,516
 Reinvested.........................           --            --         --            --         70,959            903         --
 Redeemed...........................   (1,835,777)     (849,951)        --      (549,679)   (19,887,503)    (1,675,750)    (2,121)
                                      -----------   -----------    -------   -----------   ------------    -----------    -------
Net Increase (Decrease).............  $  (991,778)  $  (402,983)   $10,000   $   891,364   $ 14,802,737    $   (77,854)   $34,395
                                      ===========   ===========    =======   ===========   ============    ===========    =======
Shares
 Sold...............................       53,238        28,471        660        91,863      2,129,694         99,930      2,325
 Reinvested.........................           --            --         --            --          4,340             56         --
 Redeemed...........................     (114,593)      (54,150)        --       (35,333)    (1,223,134)      (105,194)      (135)
                                      -----------   -----------    -------   -----------   ------------    -----------    -------
Net Increase (Decrease).............      (61,355)      (25,679)       660        56,530        910,900         (5,208)     2,190
                                      ===========   ===========    =======   ===========   ============    ===========    =======

Year Ended October 31, 2004
Dollars
 Sold...............................  $ 2,399,106   $ 1,466,262        N/A   $ 2,021,226   $ 70,204,015    $ 6,017,558    $ 6,023
 Reinvested.........................          369           183        N/A           527         15,383          1,028         --
 Redeemed...........................   (1,316,030)   (1,034,950)       N/A    (1,890,840)   (38,679,729)    (5,134,237)      (218)
                                      -----------   -----------    -------   -----------   ------------    -----------    -------
Net Increase (Decrease).............  $ 1,083,445   $   431,495        N/A   $   130,913   $ 31,539,669    $   884,349    $ 5,805
                                      ===========   ===========    =======   ===========   ============    ===========    =======
Shares
 Sold...............................      168,646       103,934        N/A       143,436      4,911,977        421,490        421
 Reinvested.........................           27            14        N/A            39          1,122             75         --
 Redeemed...........................      (93,113)      (73,382)       N/A      (135,058)    (2,714,918)      (360,998)       (15)
                                      -----------   -----------    -------   -----------   ------------    -----------    -------
Net Increase (Decrease).............       75,560        30,566        N/A         8,417      2,198,181         60,567        406
                                      ===========   ===========    =======   ===========   ============    ===========    =======

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income.........  $        --   $        --    $    --   $        --   $    (70,959)   $      (903)   $    --
                                      -----------   -----------    -------   -----------   ------------    -----------    -------
Total Dividends and Distributions:..  $        --   $        --    $    --   $        --   $    (70,959)   $      (903)   $    --
                                      ===========   ===========    =======   ===========   ============    ===========    =======

Year Ended October 31, 2004
 Tax return of capital distributions  $      (369)  $      (183)       N/A   $      (528)  $    (15,383)   $    (1,028)   $    (1)
                                      -----------   -----------    -------   -----------   ------------    -----------    -------
Total Dividends and Distributions:..  $      (369)  $      (183)       N/A   $      (528)  $    (15,383)   $    (1,028)   $    (1)
                                      ===========   ===========    =======   ===========   ============    ===========    =======

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                           PARTNERS
                                                        SMALLCAP VALUE
                                                            FUND I
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $    293,047    $    231,330
Net realized gain (loss) from investment
 transactions and foreign currency transactions     1,927,456       7,403,469
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............    (2,187,241)      5,043,352
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations        33,262      12,678,151
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................      (273,088)       (237,762)
From net realized gain on investments and
 foreign currency transactions.................    (7,512,363)     (2,441,362)
                                                 ------------    ------------
              Total Dividends and Distributions    (7,785,451)     (2,679,124)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..    71,000,256      59,687,866
                                                 ------------    ------------
        Total increase (decrease) in net assets    63,248,067      69,686,893
NET ASSETS
Beginning of period............................   122,179,837      52,492,944
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $185,427,904    $122,179,837
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $    195,072    $    175,113
                                                 ============    ============




                                                   ADVISORS      ADVISORS     ADVISORS
                                                  PREFERRED      SELECT      SIGNATURE   INSTITUTIONAL   PREFERRED       SELECT
                                                 ------------  ------------  ---------  --------------  ------------  -------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold..........................................  $ 4,054,754   $ 4,965,902   $22,673    $ 55,927,881    $ 6,046,471    $1,363,325
 Reinvested....................................      397,118       444,367        --       6,654,481        212,426        51,528
 Redeemed......................................   (1,013,049)   (1,241,560)       --      (5,354,305)    (1,424,555)     (107,201)
                                                 -----------   -----------   -------    ------------    -----------    ----------
Net Increase (Decrease)........................  $ 3,438,823   $ 4,168,709   $22,673    $ 57,228,057    $ 4,834,342    $1,307,652
                                                 ===========   ===========   =======    ============    ===========    ==========
Shares
 Sold..........................................      250,145       304,386     1,405       3,405,884        369,897        84,151
 Reinvested....................................       24,203        27,183        --         402,319         12,874         3,127
 Redeemed......................................      (62,792)      (76,454)       --        (324,907)       (87,885)       (6,692)
                                                 -----------   -----------   -------    ------------    -----------    ----------
Net Increase (Decrease)........................      211,556       255,115     1,405       3,483,296        294,886        80,586
                                                 ===========   ===========   =======    ============    ===========    ==========

Year Ended October 31, 2004
Dollars
 Sold..........................................  $ 7,454,764   $ 6,685,805       N/A    $ 67,704,946    $ 3,600,900    $  884,215
 Reinvested....................................       24,151        25,539       N/A       2,133,986          3,013           442
 Redeemed......................................   (1,698,511)     (806,471)      N/A     (25,372,165)      (777,864)     (174,884)
                                                 -----------   -----------   -------    ------------    -----------    ----------
Net Increase (Decrease)........................  $ 5,780,404   $ 5,904,873       N/A    $ 44,466,767    $ 2,826,049    $  709,773
                                                 ===========   ===========   =======    ============    ===========    ==========
Shares
 Sold..........................................      498,024       438,249       N/A       4,472,134        237,501        58,546
 Reinvested....................................        1,740         1,843       N/A         152,348            216            32
 Redeemed......................................     (112,636)      (54,242)      N/A      (1,715,986)       (50,739)      (11,533)
                                                 -----------   -----------   -------    ------------    -----------    ----------
Net Increase (Decrease)........................      387,128       385,850       N/A       2,908,496        186,978        47,045
                                                 ===========   ===========   =======    ============    ===========    ==========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income....................  $   (10,944)  $   (11,964)  $   (12)   $   (240,071)   $    (8,286)   $   (1,811)
 From net realized gain on investments and
  foreign currency transactions:...............     (392,403)     (438,605)     (560)     (6,414,410)      (210,412)      (55,973)
                                                 -----------   -----------   ---------  --------------  -----------   -----------
Total Dividends and Distributions:.............  $  (403,347)  $  (450,569)  $  (572)   $ (6,654,481)   $  (218,698)   $  (57,784)
                                                 ===========   ===========   =======    ============    ===========    ==========

Year Ended October 31, 2004
 From net investment income....................  $        --   $        --       N/A    $   (237,373)   $      (326)   $      (63)
 From net realized gain on investments and
  foreign currency transactions:...............      (30,141)      (31,529)      N/A      (2,364,362)        (8,905)       (6,425)
                                                 -----------   -----------   ---------  --------------  -----------   -----------
Total Dividends and Distributions:.............  $   (30,141)  $   (31,529)      N/A    $ (2,601,735)   $    (9,231)   $   (6,488)
                                                 ===========   ===========   =======    ============    ===========    ==========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                            PARTNERS
                                                         SMALLCAP VALUE
                                                            FUND II
-------------------------------------------------------------------------------
                                                    SIX MONTHS       PERIOD
                                                      ENDED          ENDED
                                                    APRIL 30,     OCTOBER 31,
                                                       2005        2004 /(A)/
                                                   ------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)...........  $     7,240    $      (208)
Net realized gain (loss) from investment
 transactions and foreign currency transactions..    2,041,561         82,482
Change in unrealized appreciation/depreciation of
 investments and translation of assets and
 liabilities in foreign currencies...............   (3,480,745)       623,905
                                                   -----------    -----------
  Net Increase (Decrease) in Net Assets Resulting
                                  from Operations   (1,431,944)       706,179
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.......................      (10,780)            --
From net realized gain on investments and foreign
 currency transactions...........................      (82,450)            --
                                                   -----------    -----------
                Total Dividends and Distributions      (93,230)            --
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions....   25,465,559     20,001,000
                                                   -----------    -----------
          Total increase (decrease) in net assets   23,940,385     20,707,179
NET ASSETS
Beginning of period..............................   20,707,179             --
                                                   -----------    -----------
End of period (including undistributed net
 investment income as set forth below)...........  $44,647,564    $20,707,179
                                                   ===========    ===========
Undistributed (overdistributed) net investment
 income (operating loss).........................  $    (3,540)   $        --
                                                   ===========    ===========



                         ADVISORS     ADVISORS   ADVISORS
                        PREFERRED     SELECT    SIGNATURE   INSTITUTIONAL   PREFERRED    SELECT
                        -----------  ---------  ---------  --------------  ----------  ----------
-------------------------------------------------------------------------------------------------
CAPITAL SHARE
 TRANSACTIONS:
Period Ended April 30,
 2005
Dollars
 Sold.................  $1,721,211   $414,057   $10,000    $ 50,644,549     $ 3,699     $    --
 Reinvested...........           6        473        --           5,931          --          --
 Redeemed.............     (57,369)   (29,496)       --     (27,247,480)        (22)         --
                        ----------   --------   -------    ------------     -------     -------
Net Increase
 (Decrease)...........  $1,663,848   $385,034   $10,000    $ 23,403,000     $ 3,677     $    --
                        ==========   ========   =======    ============     =======     =======
Shares
 Sold.................     152,440     38,030       961       4,579,901         330          --
 Reinvested...........           1         42        --             521          --          --
 Redeemed.............      (5,151)    (2,660)       --      (2,537,675)         (2)         --
                        ----------   --------   -------    ------------     -------     -------
Net Increase
 (Decrease)...........     147,290     35,412       961       2,042,747         328          --
                        ==========   ========   =======    ============     =======     =======

Period Ended October
 31, 2004 /(a)/
Dollars
 Sold.................  $   10,000   $ 10,000       N/A    $ 19,961,000     $10,000     $10,000
                        ----------   --------   -------    ------------     -------     -------
Net Increase
 (Decrease)...........  $   10,000   $ 10,000       N/A    $ 19,961,000     $10,000     $10,000
                        ==========   ========   =======    ============     =======     =======
Shares
 Sold.................       1,000      1,000       N/A       1,996,100       1,000       1,000
                        ----------   --------   -------    ------------     -------     -------
Net Increase
 (Decrease)...........       1,000      1,000       N/A       1,996,100       1,000       1,000
                        ==========   ========   =======    ============     =======     =======

DISTRIBUTIONS:
Period Ended April 30,
 2005
 From net investment
  income..............  $       --   $     --   $    --    $    (10,777)    $    (2)    $    (1)
 From net realized
  gain on investments
  and foreign currency
  transactions:.......         (44)      (512)      (37)        (81,781)        (38)        (38)
                        ----------   ---------  ---------  --------------  ----------  --------
Total Dividends and
 Distributions:.......  $      (44)  $   (512)  $   (37)   $    (92,558)    $   (40)    $   (39)
                        ==========   ========   =======    ============     =======     =======


/(a) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                          PREFERRED
                                                          SECURITIES
                                                             FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2004            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $  6,962,807    $  9,933,635
Net realized gain (loss) from investment
 transactions and foreign currency transactions       (90,557)     (2,661,194)
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............    (4,332,392)      1,276,389
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations     2,539,858       8,548,830
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................   (14,388,238)     (5,276,669)
                                                 -------------  --------------
              Total Dividends and Distributions   (14,388,238)     (5,276,669)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..    51,479,270      93,800,115
                                                 ------------    ------------
        Total increase (decrease) in net assets    39,630,890      97,072,276
NET ASSETS
Beginning of period............................   218,899,993     121,827,717
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $258,530,883    $218,899,993
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $  1,504,574    $  8,920,947
                                                 ============    ============




                                           ADVISORS   ADVISORS   ADVISORS
                                          PREFERRED   SELECT    SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED    SELECT
                                          ---------  ---------  ---------  ------------  --------------  ----------  ----------
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold...................................  $    --    $    --    $10,000    $ 8,436,716   $ 66,260,366     $    --     $    --
 Reinvested.............................       --         --         --      1,094,664     13,266,367          --          --
 Redeemed...............................       --         --         --     (2,961,855)   (34,626,988)         --          --
                                          -------    -------    -------    -----------   ------------     -------     -------
Net Increase (Decrease).................  $    --    $    --    $10,000    $ 6,569,525   $ 44,899,745     $    --     $    --
                                          =======    =======    =======    ===========   ============     =======     =======
Shares
 Sold...................................       --         --        882        768,170      5,988,121          --          --
 Reinvested.............................       --         --         --        101,311      1,217,987          --          --
 Redeemed...............................       --         --         --       (271,043)    (3,153,327)         --          --
                                          -------    -------    -------    -----------   ------------     -------     -------
Net Increase (Decrease).................       --         --        882        598,438      4,052,781          --          --
                                          =======    =======    =======    ===========   ============     =======     =======

Year Ended October 31, 2004
Dollars
 Sold...................................  $10,000    $10,000        N/A    $17,456,740   $ 80,177,630     $10,000     $10,000
 Reinvested.............................       --         --        N/A             --      5,272,139          --          --
 Redeemed...............................       --         --        N/A     (1,256,455)    (7,889,939)         --          --
                                          -------    -------    -------    -----------   ------------     -------     -------
Net Increase (Decrease).................  $10,000    $10,000        N/A    $16,200,285   $ 77,559,830     $10,000     $10,000
                                          =======    =======    =======    ===========   ============     =======     =======
Shares
 Sold...................................      926        926        N/A      1,577,884      7,219,506         926         926
 Reinvested.............................       --         --        N/A             --        478,415          --          --
 Redeemed...............................       --         --        N/A       (114,023)      (712,315)         --          --
                                          -------    -------    -------    -----------   ------------     -------     -------
Net Increase (Decrease).................      926        926        N/A      1,463,861      6,985,606         926         926
                                          =======    =======    =======    ===========   ============     =======     =======

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income.............  $  (617)   $  (611)   $  (578)   $(1,118,813)  $(13,266,367)    $  (628)    $  (624)
                                          -------    -------    -------    -----------   ------------     -------     -------
Total Dividends and Distributions:......  $  (617)   $  (611)   $  (578)   $(1,118,813)  $(13,266,367)    $  (628)    $  (624)
                                          =======    =======    =======    ===========   ============     =======     =======

Year Ended October 31, 2004
 From net investment income.............  $    --    $    --        N/A    $        --   $ (5,276,669)    $    --     $    --
                                          -------    -------    -------    -----------   ------------     -------     -------
Total Dividends and Distributions:......  $    --    $    --        N/A    $        --   $ (5,276,669)    $    --     $    --
                                          =======    =======    =======    ===========   ============     =======     =======

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           LIFETIME
                                                          2010 FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $  7,387,488    $  3,742,559
Net realized gain (loss) from investment
 transactions and foreign currency transactions     4,068,368       4,758,500
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............    (1,323,294)     13,683,553
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations    10,132,562      22,184,612
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................    (7,200,905)     (2,644,888)
From net realized gain on investments and
 foreign currency transactions.................    (2,977,300)             --
                                                 ------------    ------------
              Total Dividends and Distributions   (10,178,205)     (2,644,888)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..   119,592,631     147,239,449
                                                 ------------    ------------
Redemption Fees - Class J......................           667              --
                                                 ------------    ------------
        Total increase (decrease) in net assets   119,547,655     166,779,173
NET ASSETS
Beginning of period............................   312,566,195     145,787,022
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $432,113,850    $312,566,195
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $  2,030,814    $  1,844,231
                                                 ============    ============




                                    ADVISORS      ADVISORS     ADVISORS
                                   PREFERRED      SELECT      SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED        SELECT
                                  ------------  ------------  ---------  ------------  --------------  ------------  --------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold...........................  $ 5,678,474   $ 7,797,044   $68,874    $23,911,356   $ 71,228,364    $11,139,701    $ 7,037,185
 Reinvested.....................      247,886       284,277        --      1,911,151      7,387,051        299,862         46,515
 Redeemed.......................   (3,999,907)   (1,983,353)       --     (4,941,832)    (3,330,989)    (1,945,825)    (1,243,203)
                                  -----------   -----------   -------    -----------   ------------    -----------    -----------
Net Increase (Decrease).........  $ 1,926,453   $ 6,097,968   $68,874    $20,880,675   $ 75,284,426    $ 9,493,738    $ 5,840,497
                                  ===========   ===========   =======    ===========   ============    ===========    ===========
Shares
 Sold...........................      486,642       666,966     5,922      2,036,823      6,056,827        943,648        603,901
 Reinvested.....................       18,542        24,217        --        162,107        625,388         25,468          3,952
 Redeemed.......................     (339,490)     (169,497)       --       (421,209)      (284,010)      (166,708)      (107,266)
                                  -----------   -----------   -------    -----------   ------------    -----------    -----------
Net Increase (Decrease).........      165,694       521,686     5,922      1,777,721      6,398,205        802,408        500,587
                                  ===========   ===========   =======    ===========   ============    ===========    ===========

Year Ended October 31, 2004
Dollars
 Sold...........................  $13,557,953   $ 7,898,935       N/A    $35,270,393   $120,984,449    $11,024,116    $ 1,457,497
 Reinvested.....................       41,329        17,760       N/A        256,033      2,311,413         18,057             --
 Redeemed.......................   (7,589,834)   (1,422,997)      N/A     (6,492,799)   (23,134,541)    (6,950,900)        (7,415)
                                  -----------   -----------   -------    -----------   ------------    -----------    -----------
Net Increase (Decrease).........  $ 6,009,448   $ 6,493,698       N/A    $29,033,627   $100,161,321    $ 4,091,273    $ 1,450,082
                                  ===========   ===========   =======    ===========   ============    ===========    ===========
Shares
 Sold...........................    1,211,070       706,964       N/A      3,168,378     10,899,275        988,818        129,426
 Reinvested.....................        3,806         1,635       N/A         23,511        213,033          1,664             --
 Redeemed.......................     (673,130)     (126,834)      N/A       (583,072)    (2,110,114)      (626,367)          (658)
                                  -----------   -----------   -------    -----------   ------------    -----------    -----------
Net Increase (Decrease).........      541,746       581,765       N/A      2,608,817      9,002,194        364,115        128,768
                                  ===========   ===========   =======    ===========   ============    ===========    ===========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income.....  $  (178,859)  $  (202,811)  $  (204)   $(1,345,274)  $ (5,227,823)   $  (213,032)   $   (32,902)
 From net realized gain on
  investments and foreign
  currency transactions:........      (69,027)      (81,466)      (90)      (566,712)    (2,159,228)       (86,830)       (13,947)
                                  -----------   -----------   -------    -----------   ------------    -----------    -----------
Total Dividends and
 Distributions:.................  $  (247,886)  $  (284,277)  $  (294)   $(1,911,986)  $ (7,387,051)   $  (299,862)   $   (46,849)
                                  ===========   ===========   =======    ===========   ============    ===========    ===========

Year Ended October 31, 2004
 From net investment income.....  $   (41,329)  $   (17,760)      N/A    $  (256,196)  $ (2,311,413)   $   (18,057)   $      (133)
                                  -----------   -----------   -------    -----------   ------------    -----------    -----------
Total Dividends and
 Distributions:.................  $   (41,329)  $   (17,760)      N/A    $  (256,196)  $ (2,311,413)   $   (18,057)   $      (133)
                                  ===========   ===========   =======    ===========   ============    ===========    ===========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           LIFETIME
                                                          2020 FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $ 10,604,970    $  4,788,744
Net realized gain (loss) from investment
 transactions and foreign currency transactions     8,151,371       6,624,563
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............    (1,159,138)     18,442,395
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations    17,597,203      29,855,702
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................   (10,481,044)     (3,581,659)
From net realized gain on investments and
 foreign currency transactions.................    (3,733,152)             --
                                                 ------------    ------------
              Total Dividends and Distributions   (14,214,196)     (3,581,659)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..   216,432,221     228,018,301
                                                 ------------    ------------
        Total increase (decrease) in net assets   219,815,228     254,292,344
NET ASSETS
Beginning of period............................   454,079,980     199,787,636
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $673,895,208    $454,079,980
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $  2,162,683    $  2,038,757
                                                 ============    ============




                                   ADVISORS      ADVISORS     ADVISORS
                                  PREFERRED      SELECT      SIGNATURE     CLASS J      INSTITUTIONAL   PREFERRED        SELECT
                                 ------------  ------------  ---------  -------------  --------------  ------------  --------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold..........................  $ 8,023,790   $10,208,615   $947,273   $ 40,319,859   $125,679,134    $19,495,365    $13,997,533
 Reinvested....................      306,169       440,521         --      2,958,960     10,025,894        431,433         48,574
 Redeemed......................   (3,269,885)     (793,906)       (78)    (7,690,730)    (1,924,033)      (938,182)    (1,834,085)
                                 -----------   -----------   --------   ------------   ------------    -----------    -----------
Net Increase (Decrease)........  $ 5,060,074   $ 9,855,230   $947,195   $ 35,588,089   $133,780,995    $18,988,616    $12,212,022
                                 ===========   ===========   ========   ============   ============    ===========    ===========
Shares
 Sold..........................      684,120       874,163     81,567      3,434,014     10,683,979      1,651,893      1,198,642
 Reinvested....................       25,985        37,451         --        250,687        847,992         36,553          4,122
 Redeemed......................     (276,805)      (67,607)        (7)      (655,251)      (165,045)       (79,596)      (157,789)
                                 -----------   -----------   --------   ------------   ------------    -----------    -----------
Net Increase (Decrease)........      433,300       844,007     81,560      3,029,450     11,366,926      1,608,850      1,044,975
                                 ===========   ===========   ========   ============   ============    ===========    ===========

Year Ended October 31, 2004
Dollars
 Sold..........................  $ 9,161,851   $11,138,222        N/A   $ 57,232,922   $158,258,776    $ 6,229,772    $ 1,493,353
 Reinvested....................       55,693        24,993        N/A        506,887      2,936,854         56,704             --
 Redeemed......................   (1,259,537)   (1,449,519)       N/A    (11,605,278)    (3,632,904)    (1,101,435)       (29,053)
                                 -----------   -----------   --------   ------------   ------------    -----------    -----------
Net Increase (Decrease)........  $ 7,958,007   $ 9,713,696        N/A   $ 46,134,531   $157,562,726    $ 5,185,041    $ 1,464,300
                                 ===========   ===========   ========   ============   ============    ===========    ===========
Shares
 Sold..........................      823,193     1,006,092        N/A      5,172,576     14,285,752        569,309        135,067
 Reinvested....................        5,152         2,312        N/A         46,761        272,183          5,255             --
 Redeemed......................     (113,791)     (131,272)       N/A     (1,050,253)      (333,056)       (99,828)        (2,610)
                                 -----------   -----------   --------   ------------   ------------    -----------    -----------
Net Increase (Decrease)........      714,554       877,132        N/A      4,169,084     14,224,879        474,736        132,457
                                 ===========   ===========   ========   ============   ============    ===========    ===========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income....  $  (229,033)  $  (330,210)  $   (200)  $ (2,176,193)  $ (7,389,748)   $  (319,854)   $   (35,806)
 From net realized gain on
  investments and foreign
  currency transactions:.......      (77,136)     (110,311)       (76)      (784,706)    (2,636,146)      (111,711)       (13,066)
                                 -----------   -----------   --------   ------------   ------------    -----------    -----------
Total Dividends and
 Distributions:................  $  (306,169)  $  (440,521)  $   (276)  $ (2,960,899)  $(10,025,894)   $  (431,565)   $   (48,872)
                                 ===========   ===========   ========   ============   ============    ===========    ===========

Year Ended October 31, 2004
 From net investment income....  $   (55,693)  $   (24,993)       N/A   $   (507,264)  $ (2,936,854)   $   (56,704)   $      (151)
                                 -----------   -----------   --------   ------------   ------------    -----------    -----------
Total Dividends and
 Distributions:................  $   (55,693)  $   (24,993)       N/A   $   (507,264)  $ (2,936,854)   $   (56,704)   $      (151)
                                 ===========   ===========   ========   ============   ============    ===========    ===========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           LIFETIME
                                                          2030 FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $  8,535,844    $  3,820,642
Net realized gain (loss) from investment
 transactions and foreign currency transactions     8,161,831       7,549,799
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............       383,977      17,890,634
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations    17,081,652      29,261,075
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................    (8,436,301)     (2,830,516)
From net realized gain on investments and
 foreign currency transactions.................    (3,233,115)             --
                                                 ------------    ------------
              Total Dividends and Distributions   (11,669,416)     (2,830,516)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..   154,006,619     171,950,448
                                                 ------------    ------------
        Total increase (decrease) in net assets   159,418,855     198,381,007
NET ASSETS
Beginning of period............................   410,322,173     211,941,166
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $569,741,028    $410,322,173
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $  1,232,231    $  1,132,688
                                                 ============    ============




                                   ADVISORS      ADVISORS     ADVISORS
                                  PREFERRED      SELECT      SIGNATURE     CLASS J      INSTITUTIONAL   PREFERRED        SELECT
                                 ------------  ------------  ---------  -------------  --------------  ------------  --------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold..........................  $ 7,451,550   $10,219,753   $165,837   $ 27,725,923   $ 97,455,409    $15,750,769    $11,298,790
 Reinvested....................      144,966       339,201         --      2,616,057      8,035,735        342,212        187,259
 Redeemed......................   (1,592,612)   (2,832,580)       (61)    (8,115,431)   (12,296,301)      (977,714)    (1,912,143)
                                 -----------   -----------   --------   ------------   ------------    -----------    -----------
Net Increase (Decrease)........  $ 6,003,904   $ 7,726,374   $165,776   $ 22,226,549   $ 93,194,843    $15,115,267    $ 9,573,906
                                 ===========   ===========   ========   ============   ============    ===========    ===========
Shares
 Sold..........................      648,554       887,451     14,647      2,406,094      8,476,439      1,367,667        966,236
 Reinvested....................       12,518        29,387         --        225,911        693,932         29,552         15,883
 Redeemed......................     (137,718)     (244,304)        (6)      (703,582)    (1,051,612)       (84,411)      (164,042)
                                 -----------   -----------   --------   ------------   ------------    -----------    -----------
Net Increase (Decrease)........      523,354       672,534     14,641      1,928,423      8,118,759      1,312,808        818,077
                                 ===========   ===========   ========   ============   ============    ===========    ===========

Year Ended October 31, 2004
Dollars
 Sold..........................  $ 4,458,780   $ 8,509,134        N/A   $ 45,184,322   $118,836,506    $ 4,753,405    $ 8,709,268
 Reinvested....................       20,241        23,345        N/A        385,385      2,352,502         48,694             --
 Redeemed......................     (472,105)   (1,365,507)       N/A    (11,623,853)    (4,770,970)    (1,477,631)    (1,621,068)
                                 -----------   -----------   --------   ------------   ------------    -----------    -----------
Net Increase (Decrease)........  $ 4,006,916   $ 7,166,972        N/A   $ 33,945,854   $116,418,038    $ 3,324,468    $ 7,088,200
                                 ===========   ===========   ========   ============   ============    ===========    ===========
Shares
 Sold..........................      411,460       785,569        N/A      4,188,556     11,048,519        441,907        794,134
 Reinvested....................        1,919         2,217        N/A         36,448        224,261          4,629             --
 Redeemed......................      (43,561)     (126,999)       N/A     (1,076,649)      (446,743)      (137,238)      (149,324)
                                 -----------   -----------   --------   ------------   ------------    -----------    -----------
Net Increase (Decrease)........      369,818       660,787        N/A      3,148,355     10,826,037        309,298        644,810
                                 ===========   ===========   ========   ============   ============    ===========    ===========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income....  $  (106,989)  $  (243,522)  $   (183)  $ (1,881,660)  $ (5,821,783)   $  (247,690)   $  (134,474)
 From net realized gain on
  investments and foreign
  currency transactions:.......      (37,977)      (95,679)       (74)      (737,723)    (2,213,952)       (94,522)       (53,188)
                                 -----------   -----------   --------   ------------   ------------    -----------    -----------
Total Dividends and
 Distributions:................  $  (144,966)  $  (339,201)  $   (257)  $ (2,619,383)  $ (8,035,735)   $  (342,212)   $  (187,662)
                                 ===========   ===========   ========   ============   ============    ===========    ===========

Year Ended October 31, 2004
 From net investment income....  $   (20,241)  $   (23,345)       N/A   $   (385,573)  $ (2,352,502)   $   (48,694)   $      (161)
                                 -----------   -----------   --------   ------------   ------------    -----------    -----------
Total Dividends and
 Distributions:................  $   (20,241)  $   (23,345)       N/A   $   (385,573)  $ (2,352,502)   $   (48,694)   $      (161)
                                 ===========   ===========   ========   ============   ============    ===========    ===========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                           LIFETIME
                                                          2040 FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $  2,919,867    $    920,287
Net realized gain (loss) from investment
 transactions and foreign currency transactions     3,160,631       2,666,208
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............      (114,769)      5,589,893
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations     5,965,729       9,176,388
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................    (2,848,809)       (802,514)
From net realized gain on investments and
 foreign currency transactions.................    (1,164,002)             --
                                                 ------------    ------------
              Total Dividends and Distributions    (4,012,811)       (802,514)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..    76,730,009      78,550,028
                                                 ------------    ------------
        Total increase (decrease) in net assets    78,682,927      86,923,902
NET ASSETS
Beginning of period............................   148,630,682      61,706,780
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $227,313,609    $148,630,682
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $    260,751    $    189,693
                                                 ============    ============




                                      ADVISORS      ADVISORS     ADVISORS
                                     PREFERRED       SELECT     SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED      SELECT
                                    -------------  -----------  ---------  ------------  --------------  -----------  -------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold.............................  $ 11,514,890   $3,124,769   $45,785    $11,101,359    $50,566,168    $7,831,451    $2,734,885
 Reinvested.......................       250,524      124,717        --        664,166      2,884,935        80,488         7,344
 Redeemed.........................   (10,181,221)    (242,273)       --     (2,478,616)      (395,872)     (361,160)     (542,330)
                                    ------------   ----------   -------    -----------    -----------    ----------    ----------
Net Increase (Decrease)...........  $  1,584,193   $3,007,213   $45,785    $ 9,286,909    $53,055,231    $7,550,779    $2,199,899
                                    ============   ==========   =======    ===========    ===========    ==========    ==========
Shares
 Sold.............................       992,107      271,034     4,006        960,238      4,347,154       677,147       237,207
 Reinvested.......................        21,601       10,743        --         57,165        247,449         6,921           633
 Redeemed.........................      (870,724)     (20,749)       --       (214,269)       (34,224)      (30,908)      (47,187)
                                    ------------   ----------   -------    -----------    -----------    ----------    ----------
Net Increase (Decrease)...........       142,984      261,028     4,006        803,134      4,560,379       653,160       190,653
                                    ============   ==========   =======    ===========    ===========    ==========    ==========

Year Ended October 31, 2004
Dollars
 Sold.............................  $  8,317,632   $4,561,093       N/A    $15,389,641    $55,567,574    $  866,320    $  246,520
 Reinvested.......................         6,483        3,472       N/A         14,505        766,647        11,299            --
 Redeemed.........................      (799,660)    (658,690)      N/A     (3,281,745)    (2,185,324)     (269,327)       (6,412)
                                    ------------   ----------   -------    -----------    -----------    ----------    ----------
Net Increase (Decrease)...........  $  7,524,455   $3,905,875       N/A    $12,122,401    $54,148,897    $  608,292    $  240,108
                                    ============   ==========   =======    ===========    ===========    ==========    ==========
Shares
 Sold.............................       770,019      420,012       N/A      1,428,323      5,145,327        80,318        22,617
 Reinvested.......................           616          329       N/A          1,374         72,945         1,074            --
 Redeemed.........................       (73,439)     (61,488)      N/A       (305,382)      (202,368)      (24,927)         (588)
                                    ------------   ----------   -------    -----------    -----------    ----------    ----------
Net Increase (Decrease)...........       697,196      358,853       N/A      1,124,315      5,015,904        56,465        22,029
                                    ============   ==========   =======    ===========    ===========    ==========    ==========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income.......  $   (150,723)  $  (89,866)  $  (163)   $  (471,846)   $(2,072,710)   $  (58,088)   $   (5,413)
 From net realized gain on
  investments and foreign currency
  transactions:...................       (99,801)     (34,851)      (69)      (192,485)      (812,225)      (22,400)       (2,171)
                                    ------------   ----------   -------    -----------    -----------    ----------    ----------
Total Dividends and Distributions:  $   (250,524)  $ (124,717)  $  (232)   $  (664,331)   $(2,884,935)   $  (80,488)   $   (7,584)
                                    ============   ==========   =======    ===========    ===========    ==========    ==========

Year Ended October 31, 2004
 From net investment income.......  $     (6,483)  $   (3,472)      N/A    $   (14,505)   $  (766,647)   $  (11,299)   $     (108)
                                    ------------   ----------   -------    -----------    -----------    ----------    ----------
Total Dividends and Distributions:  $     (6,483)  $   (3,472)      N/A    $   (14,505)   $  (766,647)   $  (11,299)   $     (108)
                                    ============   ==========   =======    ===========    ===========    ==========    ==========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                           LIFETIME
                                                           2050 FUND
-------------------------------------------------------------------------------
                                                   SIX MONTHS         YEAR
                                                      ENDED          ENDED
                                                    APRIL 30,     OCTOBER 31,
                                                      2005            2004
                                                  -------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)..........  $  1,224,739    $   386,282
Net realized gain (loss) from investment
 transactions and foreign currency transactions.     1,504,264      1,222,007
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies..............         5,323      2,738,324
                                                  ------------    -----------
 Net Increase (Decrease) in Net Assets Resulting
                                 from Operations     2,734,326      4,346,613
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income......................    (1,194,054)      (390,571)
From net realized gain on investments and
 foreign currency transactions..................      (481,480)            --
                                                  ------------    -----------
               Total Dividends and Distributions    (1,675,534)      (390,571)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions...    30,909,668     31,010,945
                                                  ------------    -----------
         Total increase (decrease) in net assets    31,968,460     34,966,987
NET ASSETS
Beginning of period.............................    68,261,451     33,294,464
                                                  ------------    -----------
End of period (including undistributed net
 investment income as set forth below)..........  $100,229,911    $68,261,451
                                                  ============    ===========
Undistributed (overdistributed) net investment
 income (operating loss)........................  $     37,213    $     6,528
                                                  ============    ===========




                                         ADVISORS     ADVISORS     ADVISORS
                                        PREFERRED      SELECT     SIGNATURE    CLASS J     INSTITUTIONAL   PREFERRED      SELECT
                                        -----------  -----------  ---------  -----------  --------------  -----------  ------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold.................................  $  824,804   $1,642,959   $92,640    $2,890,414    $25,342,273    $1,567,131    $ 831,431
 Reinvested...........................      35,169       88,949        --        93,678      1,421,617        32,911        2,753
 Redeemed.............................    (155,220)    (396,127)       --      (647,572)    (2,002,471)     (613,679)    (141,992)
                                        ----------   ----------   -------    ----------    -----------    ----------    ---------
Net Increase (Decrease)...............  $  704,753   $1,335,781   $92,640    $2,336,520    $24,761,419    $  986,363    $ 692,192
                                        ==========   ==========   =======    ==========    ===========    ==========    =========
Shares
 Sold.................................      73,731      148,706     8,334       262,362      2,261,828       140,713       75,020
 Reinvested...........................       3,153        7,973        --         8,466        126,964         2,941          246
 Redeemed.............................     (14,009)     (35,255)       --       (58,916)      (180,114)      (55,423)     (12,859)
                                        ----------   ----------   -------    ----------    -----------    ----------    ---------
Net Increase (Decrease)...............      62,875      121,424     8,334       211,912      2,208,678        88,231       62,407
                                        ==========   ==========   =======    ==========    ===========    ==========    =========

Year Ended October 31, 2004
Dollars
 Sold.................................  $1,513,032   $4,048,648       N/A    $2,785,077    $26,990,839    $  413,160    $ 101,529
 Reinvested...........................       2,248          595       N/A            --        380,221         7,342           --
 Redeemed.............................    (149,273)    (662,287)      N/A      (726,455)    (3,314,450)     (375,392)      (3,889)
                                        ----------   ----------   -------    ----------    -----------    ----------    ---------
Net Increase (Decrease)...............  $1,366,007   $3,386,956       N/A    $2,058,622    $24,056,610    $   45,110    $  97,640
                                        ==========   ==========   =======    ==========    ===========    ==========    =========
Shares
 Sold.................................     146,459      384,832       N/A       270,876      2,605,757        39,944        9,888
 Reinvested...........................         223           59       N/A            --         37,795           729           --
 Redeemed.............................     (14,422)     (63,713)      N/A       (71,497)      (325,401)      (36,609)        (380)
                                        ----------   ----------   -------    ----------    -----------    ----------    ---------
Net Increase (Decrease)...............     132,260      321,178       N/A       199,379      2,318,151         4,064        9,508
                                        ==========   ==========   =======    ==========    ===========    ==========    =========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income...........  $  (25,208)  $  (62,054)  $  (151)   $  (65,258)   $(1,015,716)   $  (23,559)   $  (2,108)
 From net realized gain on investments
  and foreign currency transactions:..      (9,961)     (26,895)      (66)      (28,430)      (405,901)       (9,352)        (875)
                                        ----------   ----------   -------    ----------    -----------    ----------    ---------
Total Dividends and Distributions:....  $  (35,169)  $  (88,949)  $  (217)   $  (93,688)   $(1,421,617)   $  (32,911)   $  (2,983)
                                        ==========   ==========   =======    ==========    ===========    ==========    =========

Year Ended October 31, 2004
 From net investment income...........  $   (2,302)  $     (632)      N/A    $       --    $  (380,222)   $   (7,342)   $     (73)
                                        ----------   ----------   -------    ----------    -----------    ----------    ---------
Total Dividends and Distributions:....  $   (2,302)  $     (632)      N/A    $       --    $  (380,222)   $   (7,342)   $     (73)
                                        ==========   ==========   =======    ==========    ===========    ==========    =========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                      LIFETIME STRATEGIC
                                                         INCOME FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $  3,629,415    $  1,664,448
Net realized gain (loss) from investment
 transactions and foreign currency transactions     2,798,698       2,083,510
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............    (2,380,608)      5,639,508
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations     4,047,505       9,387,466
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................    (3,210,541)     (1,083,894)
From net realized gain on investments and
 foreign currency transactions.................    (1,624,360)             --
                                                 ------------    ------------
              Total Dividends and Distributions    (4,834,901)     (1,083,894)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..    73,742,728      70,495,128
                                                 ------------    ------------
        Total increase (decrease) in net assets    72,955,332      78,798,700
NET ASSETS
Beginning of period............................   140,924,477      62,125,777
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $213,879,809    $140,924,477
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $  1,377,352    $    958,478
                                                 ============    ============




                                    ADVISORS      ADVISORS     ADVISORS
                                   PREFERRED      SELECT      SIGNATURE    CLASS J      INSTITUTIONAL    PREFERRED       SELECT
                                  ------------  ------------  ---------  ------------  --------------  -------------  -------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold...........................  $11,748,887   $ 4,760,858   $82,871    $17,205,393    $47,779,713    $ 20,241,149    $1,266,488
 Reinvested.....................       61,000        72,620        --        875,622      3,669,890         136,884        16,090
 Redeemed.......................   (4,008,273)   (1,332,739)       --     (2,957,048)    (9,725,713)    (15,967,697)     (183,267)
                                  -----------   -----------   -------    -----------    -----------    ------------    ----------
Net Increase (Decrease).........  $ 7,801,614   $ 3,500,739   $82,871    $15,123,967    $41,723,890    $  4,410,336    $1,099,311
                                  ===========   ===========   =======    ===========    ===========    ============    ==========
Shares
 Sold...........................    1,014,425       408,082     7,113      1,471,739      4,067,310       1,696,134       109,060
 Reinvested.....................        5,207         6,180        --         74,415        311,004          11,614         1,368
 Redeemed.......................     (344,675)     (114,154)       --       (253,145)      (829,740)     (1,332,325)      (15,832)
                                  -----------   -----------   -------    -----------    -----------    ------------    ----------
Net Increase (Decrease).........      674,957       300,108     7,113      1,293,009      3,548,574         375,423        94,596
                                  ===========   ===========   =======    ===========    ===========    ============    ==========

Year Ended October 31, 2004
Dollars
 Sold...........................  $ 1,779,067   $ 3,247,373       N/A    $18,569,011    $60,082,894    $  1,509,746    $  653,555
 Reinvested.....................       14,215         2,878       N/A         84,307        965,025          17,170            --
 Redeemed.......................     (657,628)   (1,891,002)      N/A     (3,376,643)    (9,768,603)       (531,079)     (205,158)
                                  -----------   -----------   -------    -----------    -----------    ------------    ----------
Net Increase (Decrease).........  $ 1,135,654   $ 1,359,249       N/A    $15,276,675    $51,279,316    $    995,837    $  448,397
                                  ===========   ===========   =======    ===========    ===========    ============    ==========
Shares
 Sold...........................      159,503       290,527       N/A      1,655,544      5,329,898         134,318        58,200
 Reinvested.....................        1,301           263       N/A          7,692         88,372           1,571            --
 Redeemed.......................      (59,047)     (169,144)      N/A       (303,640)      (879,454)        (47,278)      (18,200)
                                  -----------   -----------   -------    -----------    -----------    ------------    ----------
Net Increase (Decrease).........      101,757       121,646       N/A      1,359,596      4,538,816          88,611        40,000
                                  ===========   ===========   =======    ===========    ===========    ============    ==========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income.....  $   (41,660)  $   (51,561)  $  (199)   $  (581,835)   $(2,432,705)   $    (91,771)   $  (10,810)
 From net realized gain on
  investments and foreign
  currency transactions:........      (19,340)      (21,398)     (108)      (295,577)    (1,237,185)        (45,113)       (5,639)
                                  -----------   -----------   -------    -----------    -----------    ------------    ----------
Total Dividends and
 Distributions:.................  $   (61,000)  $   (72,959)  $  (307)   $  (877,412)   $(3,669,890)   $   (136,884)   $  (16,449)
                                  ===========   ===========   =======    ===========    ===========    ============    ==========

Year Ended October 31, 2004
 From net investment income.....  $   (14,215)  $    (2,996)      N/A    $   (84,328)   $  (965,025)   $    (17,170)   $     (160)
                                  -----------   -----------   -------    -----------    -----------    ------------    ----------
Total Dividends and
 Distributions:.................  $   (14,215)  $    (2,996)      N/A    $   (84,328)   $  (965,025)   $    (17,170)   $     (160)
                                  ===========   ===========   =======    ===========    ===========    ============    ==========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                         REAL ESTATE
                                                       SECURITIES FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $  4,547,241    $  6,501,042
Net realized gain (loss) from investment
 transactions and foreign currency transactions    11,901,702      24,695,274
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............    20,806,151      48,591,086
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations    37,255,094      79,787,402
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................    (9,292,359)     (4,794,819)
From net realized gain on investments and
 foreign currency transactions.................   (24,816,386)     (1,881,777)
                                                 ------------    ------------
              Total Dividends and Distributions   (34,108,745)     (6,676,596)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..    86,361,178     164,486,254
                                                 ------------    ------------
Redemption Fees - Class J......................           300           4,504
                                                 ------------    ------------
        Total increase (decrease) in net assets    89,507,827     237,601,564
NET ASSETS
Beginning of period............................   419,075,279     181,473,715
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $508,583,106    $419,075,279
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $    244,463    $  4,989,581
                                                 ============    ============




                                  ADVISORS       ADVISORS     ADVISORS
                                 PREFERRED       SELECT      SIGNATURE     CLASS J      INSTITUTIONAL    PREFERRED       SELECT
                                -------------  ------------  ---------  -------------  --------------  -------------  -------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold.........................  $  8,195,708   $ 4,632,064   $47,200    $ 27,532,877   $ 88,943,910    $ 14,159,221    $1,970,363
 Reinvested...................     2,034,200     1,036,286        24       7,586,781     20,723,355       2,588,054       132,564
 Redeemed.....................    (5,086,271)   (3,464,736)       (1)    (13,869,786)   (65,790,831)     (4,837,147)     (172,657)
                                ------------   -----------   -------    ------------   ------------    ------------    ----------
Net Increase (Decrease).......  $  5,143,637   $ 2,203,614   $47,223    $ 21,249,872   $ 43,876,434    $ 11,910,128    $1,930,270
                                ============   ===========   =======    ============   ============    ============    ==========
Shares
 Sold.........................       449,096       254,930     2,562       1,518,397      4,833,785         782,692       110,780
 Reinvested...................       109,054        56,032         1         407,155      1,103,316         139,622         7,167
 Redeemed.....................      (276,751)     (193,737)       --        (770,565)    (3,629,459)       (270,286)       (9,659)
                                ------------   -----------   -------    ------------   ------------    ------------    ----------
Net Increase (Decrease).......       281,399       117,225     2,563       1,154,987      2,307,642         652,028       108,288
                                ============   ===========   =======    ============   ============    ============    ==========

Year Ended October 31, 2004
Dollars
 Sold.........................  $ 22,838,846   $10,988,394       N/A    $ 46,019,071   $126,455,067    $ 20,654,065    $1,056,391
 Reinvested...................       245,614       154,963       N/A       1,504,055      4,050,679         711,822         8,818
 Redeemed.....................   (10,446,339)   (5,077,703)      N/A     (20,651,645)   (18,413,798)    (15,491,077)     (120,969)
                                ------------   -----------   -------    ------------   ------------    ------------    ----------
Net Increase (Decrease).......  $ 12,638,121   $ 6,065,654       N/A    $ 26,871,481   $112,091,948    $  5,874,810    $  944,240
                                ============   ===========   =======    ============   ============    ============    ==========
Shares
 Sold.........................     1,450,220       691,178       N/A       2,856,583      7,926,472       1,291,531        65,340
 Reinvested...................        16,252        10,328       N/A          99,607        267,021          47,411           588
 Redeemed.....................      (643,398)     (324,944)      N/A      (1,317,833)    (1,151,983)       (979,882)       (7,651)
                                ------------   -----------   -------    ------------   ------------    ------------    ----------
Net Increase (Decrease).......       823,074       376,562       N/A       1,638,357      7,041,510         359,060        58,277
                                ============   ===========   =======    ============   ============    ============    ==========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income...  $   (541,868)  $  (272,728)  $  (197)   $ (1,930,840)  $ (5,774,362)   $   (732,577)   $  (39,787)
 From net realized gain on
  investments and foreign
  currency transactions:......    (1,492,332)     (763,558)     (562)     (5,662,561)   (14,949,112)     (1,855,484)      (92,777)
                                ------------   -----------   -------    ------------   ------------    ------------    ----------
Total Dividends and
 Distributions:...............  $ (2,034,200)  $(1,036,286)  $  (759)   $ (7,593,401)  $(20,723,474)   $ (2,588,061)   $ (132,564)
                                ============   ===========   =======    ============   ============    ============    ==========

Year Ended October 31, 2004
 From net investment income...  $   (167,208)  $  (104,219)      N/A    $   (965,870)  $ (3,038,483)   $   (512,682)   $   (6,357)
 From net realized gain on
  investments and foreign
  currency transactions:......       (78,406)      (50,744)      N/A        (538,830)    (1,012,196)       (199,140)       (2,461)
                                ------------   -----------   -------    ------------   ------------    ------------    ----------
Total Dividends and
 Distributions:...............  $   (245,614)  $  (154,963)      N/A    $ (1,504,700)  $ (4,050,679)   $   (711,822)   $   (8,818)
                                ============   ===========   =======    ============   ============    ============    ==========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                           SMALLCAP
                                                          BLEND FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $   (156,916)   $   (156,008)
Net realized gain (loss) from investment
 transactions and foreign currency transactions     6,350,662       6,620,103
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............    (2,451,437)       (252,733)
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations     3,742,309       6,211,362
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments and
 foreign currency transactions.................    (6,353,636)       (151,007)
                                                 ------------    ------------
              Total Dividends and Distributions    (6,353,636)       (151,007)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..    18,808,769      32,737,354
                                                 ------------    ------------
        Total increase (decrease) in net assets    16,197,442      38,797,709
NET ASSETS
Beginning of period............................   102,700,953      63,903,244
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $118,898,395    $102,700,953
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $   (156,916)   $         --
                                                 ============    ============




                                       ADVISORS     ADVISORS     ADVISORS
                                      PREFERRED      SELECT     SIGNATURE     CLASS J      INSTITUTIONAL    PREFERRED      SELECT
                                      -----------  -----------  ---------  -------------  --------------  -------------  ----------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold...............................  $  613,354   $  128,100    $10,000   $ 16,170,508    $ 3,575,608     $   405,860    $ 3,813
 Reinvested.........................     153,507       93,323         --      4,776,807      1,005,181         316,487         78
 Redeemed...........................    (496,112)    (190,049)        --     (7,051,292)        (8,757)       (697,593)       (54)
                                      ----------   ----------   --------   ------------    -----------    ------------    -------
Net Increase (Decrease).............  $  270,749   $   31,374    $10,000   $ 13,896,023    $ 4,572,032     $    24,754    $ 3,837
                                      ==========   ==========   ========   ============    ===========    ============    =======
Shares
 Sold...............................      41,464        8,709        693      1,119,463        238,925          26,867        259
 Reinvested.........................      10,400        6,357         --        332,647         67,963          21,198          5
 Redeemed...........................     (33,882)     (13,083)        --       (488,501)          (589)        (46,179)        (4)
                                      ----------   ----------   --------   ------------    -----------    ------------    -------
Net Increase (Decrease).............      17,982        1,983        693        963,609        306,299           1,886        260
                                      ==========   ==========   ========   ============    ===========    ============    =======

Year Ended October 31, 2004
Dollars
 Sold...............................  $1,195,945   $1,557,580        N/A   $ 37,937,856    $ 5,421,739     $ 1,228,521    $ 2,370
 Reinvested.........................       3,936          570        N/A        112,951         22,415          11,053          1
 Redeemed...........................    (571,861)    (354,599)       N/A    (12,421,229)       (16,797)     (1,391,389)    (1,708)
                                      ----------   ----------   --------   ------------    -----------    ------------    -------
Net Increase (Decrease).............  $  628,020   $1,203,551        N/A   $ 25,629,578    $ 5,427,357     $  (151,815)   $   663
                                      ==========   ==========   ========   ============    ===========    ============    =======
Shares
 Sold...............................      85,925      115,716        N/A      2,778,391        386,091          87,477        167
 Reinvested.........................         287           42        N/A          8,442          1,642             801         --
 Redeemed...........................     (41,681)     (25,231)       N/A       (911,171)        (1,204)        (98,764)      (117)
                                      ----------   ----------   --------   ------------    -----------    ------------    -------
Net Increase (Decrease).............      44,531       90,527        N/A      1,875,662        386,529         (10,486)        50
                                      ==========   ==========   ========   ============    ===========    ============    =======

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net realized gain on
  investments and foreign currency
  transactions:.....................  $ (153,507)  $  (93,323)      (587)  $ (4,783,598)   $(1,005,181)       (316,487)   $  (953)
                                      ----------   ----------   --------   ------------    -----------    ------------    -------
Total Dividends and Distributions:..  $ (153,507)  $  (93,323)   $  (587)  $ (4,783,598)   $(1,005,181)    $  (316,487)   $  (953)
                                      ==========   ==========   ========   ============    ===========    ============    =======

Year Ended October 31, 2004
 From net realized gain on
  investments and foreign currency
  transactions:.....................  $   (3,936)  $     (570)       N/A   $   (113,002)       (22,415)    $   (11,053)   $   (31)
                                      ----------   ----------   --------   ------------    -----------    ------------    -------
Total Dividends and Distributions:..  $   (3,936)  $     (570)       N/A   $   (113,002)   $   (22,415)    $   (11,053)   $   (31)
                                      ==========   ==========   ========   ============    ===========    ============    =======

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                            SMALLCAP
                                                          GROWTH FUND
-------------------------------------------------------------------------------
                                                    SIX MONTHS        YEAR
                                                      ENDED          ENDED
                                                    APRIL 30,     OCTOBER 31,
                                                       2005           2004
                                                   ------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)...........  $  (148,926)   $  (256,484)
Net realized gain (loss) from investment
 transactions and foreign currency transactions..    2,061,880      2,109,753
Change in unrealized appreciation/depreciation of
 investments and translation of assets and
 liabilities in foreign currencies...............   (2,272,856)    (1,234,036)
                                                   -----------    -----------
  Net Increase (Decrease) in Net Assets Resulting
                                  from Operations     (359,902)       619,233
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments and foreign
 currency transactions...........................   (1,404,635)            --
                                                   -----------    -----------
                Total Dividends and Distributions   (1,404,635)            --
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions....    2,642,317      4,763,113
                                                   -----------    -----------
          Total increase (decrease) in net assets      877,780      5,382,346
NET ASSETS
Beginning of period..............................   26,276,473     20,894,127
                                                   -----------    -----------
End of period (including undistributed net
 investment income as set forth below)...........  $27,154,253    $26,276,473
                                                   ===========    ===========
Undistributed (overdistributed) net investment
 income (operating loss).........................  $  (148,926)   $        --
                                                   ===========    ===========



                                         ADVISORS    ADVISORS    ADVISORS
                                        PREFERRED     SELECT    SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED       SELECT
                                        ----------  ----------  ---------  ------------  --------------  ------------  ------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold.................................  $  10,310   $  12,998   $10,000    $ 4,056,237       $  --       $    35,501    $      --
 Reinvested...........................         57       4,213        --      1,360,109          --             9,110           --
 Redeemed.............................     (6,541)     (2,582)       --     (2,841,102)         --            (5,993)          --
                                        ---------   ---------   -------    -----------       -----       -----------    ---------
Net Increase (Decrease)...............  $   3,826   $  14,629   $10,000    $ 2,575,244       $  --       $    38,618    $      --
                                        =========   =========   =======    ===========       =====       ===========    =========
Shares
 Sold.................................      1,260       1,610     1,279        523,073          --             4,381           --
 Reinvested...........................          7         517        --        178,258          --             1,096           --
 Redeemed.............................       (803)       (316)       --       (370,061)         --              (714)          --
                                        ---------   ---------   -------    -----------       -----       -----------    ---------
Net Increase (Decrease)...............        464       1,811     1,279        331,270          --             4,763           --
                                        =========   =========   =======    ===========       =====       ===========    =========

Year Ended October 31, 2004
Dollars
 Sold.................................  $     764   $  64,947       N/A    $15,583,886       $  --       $   123,643    $      --
 Redeemed.............................   (952,000)   (978,177)      N/A     (7,060,721)         --        (1,061,229)    (958,000)
                                        ---------   ---------   -------    -----------       -----       -----------    ---------
Net Increase (Decrease)...............  $(951,236)  $(913,230)      N/A    $ 8,523,165       $  --       $  (937,586)   $(958,000)
                                        =========   =========   =======    ===========       =====       ===========    =========
Shares
 Sold.................................        100       8,571       N/A      2,095,295          --            15,617           --
 Redeemed.............................   (123,850)   (127,739)      N/A       (957,517)         --          (136,581)    (123,597)
                                        ---------   ---------   -------    -----------       -----       -----------    ---------
Net Increase (Decrease)...............   (123,750)   (119,168)      N/A      1,137,778          --          (120,964)    (123,597)
                                        =========   =========   =======    ===========       =====       ===========    =========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net realized gain on investments
  and foreign currency transactions:..  $    (607)  $  (4,213)  $  (507)   $(1,389,212)      $(430)      $    (9,110)   $    (556)
                                        ---------   ---------   -------    -----------       -----       -----------    ---------
Total Dividends and Distributions:....  $    (607)  $  (4,213)  $  (507)   $(1,389,212)      $(430)      $    (9,110)   $    (556)
                                        =========   =========   =======    ===========       =====       ===========    =========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                           SMALLCAP
                                                           S&P 600
                                                          INDEX FUND
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2005            2004
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $    379,624    $    492,312
Net realized gain (loss) from investment
 transactions and foreign currency transactions     2,005,539       3,679,432
Change in unrealized appreciation/depreciation
 of investments and translation of assets and
 liabilities in foreign currencies.............    (2,633,013)      8,398,129
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations      (247,850)     12,569,873
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income.....................      (570,748)        (89,402)
From net realized gain on investments and
 foreign currency transactions.................    (3,689,909)        (11,733)
                                                 ------------    ------------
              Total Dividends and Distributions    (4,260,657)       (101,135)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions..    65,977,626      61,828,673
                                                 ------------    ------------
Redemption Fees - Class J......................           808              --
                                                 ------------    ------------
        Total increase (decrease) in net assets    61,469,927      74,297,411
NET ASSETS
Beginning of period............................   133,672,350      59,374,939
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $195,142,277    $133,672,350
                                                 ============    ============
Undistributed (overdistributed) net investment
 income (operating loss).......................  $    267,790    $    458,914
                                                 ============    ============



                                     ADVISORS      ADVISORS     ADVISORS
                                    PREFERRED      SELECT      SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED       SELECT
                                   ------------  ------------  ---------  ------------  --------------  ------------  -------------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold............................  $ 8,678,215   $ 6,038,369   $10,000    $16,229,423    $20,167,301    $21,315,462    $3,420,353
 Reinvested......................      342,130       326,068        --      1,007,505      1,468,696      1,033,316        81,755
 Redeemed........................   (1,784,958)   (2,970,699)       --     (4,173,248)    (1,424,296)    (3,317,091)     (470,675)
                                   -----------   -----------   -------    -----------    -----------    -----------    ----------
Net Increase (Decrease)..........  $ 7,235,387   $ 3,393,738   $10,000    $13,063,680    $20,211,701    $19,031,687    $3,031,433
                                   ===========   ===========   =======    ===========    ===========    ===========    ==========
Shares
 Sold............................      551,481       383,787       675      1,069,442      1,295,977      1,322,363       217,362
 Reinvested......................       21,500        20,609        --         65,800         93,572         64,606         5,115
 Redeemed........................     (113,473)     (187,332)       --       (275,659)       (89,914)      (209,945)      (29,281)
                                   -----------   -----------   -------    -----------    -----------    -----------    ----------
Net Increase (Decrease)..........      459,508       217,064       675        859,583      1,299,635      1,177,024       193,196
                                   ===========   ===========   =======    ===========    ===========    ===========    ==========

Year Ended October 31, 2004
Dollars
 Sold............................  $11,640,040   $ 9,718,437       N/A    $16,527,176    $28,381,579    $16,999,179    $1,888,338
 Reinvested......................          777           632       N/A          3,462         77,772         18,290           190
 Redeemed........................   (4,194,237)   (2,415,387)      N/A     (4,184,776)    (2,904,156)    (9,370,413)     (358,230)
                                   -----------   -----------   -------    -----------    -----------    -----------    ----------
Net Increase (Decrease)..........  $ 7,446,580   $ 7,303,682       N/A    $12,345,862    $25,555,195    $ 7,647,056    $1,530,298
                                   ===========   ===========   =======    ===========    ===========    ===========    ==========
Shares
 Sold............................      820,915       683,048       N/A      1,208,493      2,029,751      1,205,875       132,680
 Reinvested......................           59            47       N/A            268          5,826          1,345            14
 Redeemed........................     (297,699)     (172,469)      N/A       (308,858)      (208,415)      (668,660)      (25,425)
                                   -----------   -----------   -------    -----------    -----------    -----------    ----------
Net Increase (Decrease)..........      523,275       510,626       N/A        899,903      1,827,162        538,560       107,269
                                   ===========   ===========   =======    ===========    ===========    ===========    ==========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net investment income......  $   (44,247)  $   (40,232)  $   (31)   $  (122,170)   $  (213,655)   $  (139,466)   $  (10,947)
 From net realized gain on
  investments and foreign
  currency transactions:.........     (297,883)     (285,836)     (242)      (886,246)    (1,255,041)      (893,853)      (70,808)
                                   -----------   -----------   -------    -----------    -----------    -----------    ----------
Total Dividends and
 Distributions:..................  $  (342,130)  $  (326,068)  $  (273)   $(1,008,416)   $(1,468,696)   $(1,033,319)   $  (81,755)
                                   ===========   ===========   =======    ===========    ===========    ===========    ==========

Year Ended October 31, 2004
 From net investment income......  $        --   $        --       N/A    $        --    $   (74,071)   $   (15,331)   $       --
 From net realized gain on
  investments and foreign
  currency transactions:.........         (777)         (632)      N/A         (3,463)        (3,701)        (2,970)         (190)
                                   -----------   -----------   -------    -----------    -----------    -----------    ----------
Total Dividends and
 Distributions:..................  $      (777)  $      (632)      N/A    $    (3,463)   $   (77,772)   $   (18,301)   $     (190)
                                   ===========   ===========   =======    ===========    ===========    ===========    ==========

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

                                                            SMALLCAP
                                                           VALUE FUND
-------------------------------------------------------------------------------
                                                    SIX MONTHS        YEAR
                                                      ENDED          ENDED
                                                    APRIL 30,     OCTOBER 31,
                                                       2005           2004
                                                   ------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss)...........  $    55,406    $   (93,148)
Net realized gain (loss) from investment
 transactions and foreign currency transactions..    5,325,692      5,552,979
Change in unrealized appreciation/depreciation of
 investments and translation of assets and
 liabilities in foreign currencies...............   (4,088,627)      (603,042)
                                                   -----------    -----------
  Net Increase (Decrease) in Net Assets Resulting
                                  from Operations    1,292,471      4,856,789
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments and foreign
 currency transactions...........................   (5,463,349)      (898,345)
                                                   -----------    -----------
                Total Dividends and Distributions   (5,463,349)      (898,345)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in share transactions....   24,170,467     29,606,037
                                                   -----------    -----------
          Total increase (decrease) in net assets   19,999,589     33,564,481
NET ASSETS
Beginning of period..............................   59,869,829     26,305,348
                                                   -----------    -----------
End of period (including undistributed net
 investment income as set forth below)...........  $79,869,418    $59,869,829
                                                   ===========    ===========
Undistributed (overdistributed) net investment
 income (operating loss).........................  $    55,406    $        --
                                                   ===========    ===========



                                        ADVISORS     ADVISORS     ADVISORS
                                       PREFERRED      SELECT     SIGNATURE    CLASS J      INSTITUTIONAL   PREFERRED      SELECT
                                       -----------  -----------  ---------  ------------  --------------  ------------  -----------
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Period Ended April 30, 2005
Dollars
 Sold................................  $1,466,611   $  850,205   $10,000    $11,184,410    $ 9,153,549    $ 1,785,422    $153,476
 Reinvested..........................     356,214      178,502        --      2,451,404      1,931,652        514,335      18,663
 Redeemed............................    (677,231)    (447,462)       --     (3,290,302)      (542,688)      (919,485)     (6,808)
                                       ----------   ----------   -------    -----------    -----------    -----------    --------
Net Increase (Decrease)..............  $1,145,594   $  581,245   $10,000    $10,345,512    $10,542,513    $ 1,380,272    $165,331
                                       ==========   ==========   =======    ===========    ===========    ===========    ========
Shares
 Sold................................      89,870       51,793       614        701,895        560,443        108,537       9,353
 Reinvested..........................      21,989       11,080        --        154,956        119,385         31,554       1,148
 Redeemed............................     (41,025)     (27,714)       --       (207,150)       (32,809)       (56,172)       (423)
                                       ----------   ----------   -------    -----------    -----------    -----------    --------
Net Increase (Decrease)..............      70,834       35,159       614        649,701        647,019         83,919      10,078
                                       ==========   ==========   =======    ===========    ===========    ===========    ========

Year Ended October 31, 2004
Dollars
 Sold................................  $3,795,222   $1,336,737       N/A    $16,224,790    $ 9,792,221    $ 5,898,829    $195,697
 Reinvested..........................      30,180       21,875       N/A        445,243        352,130         42,443       1,500
 Redeemed............................    (843,051)    (165,084)      N/A     (4,632,388)    (1,208,715)    (1,596,640)    (84,952)
                                       ----------   ----------   -------    -----------    -----------    -----------    --------
Net Increase (Decrease)..............  $2,982,351   $1,193,528       N/A    $12,037,645    $ 8,935,636    $ 4,344,632    $112,245
                                       ==========   ==========   =======    ===========    ===========    ===========    ========
Shares
 Sold................................     245,962       85,847       N/A      1,070,656        633,888        375,309      12,722
 Reinvested..........................       2,030        1,476       N/A         30,496         23,841          2,846         100
 Redeemed............................     (54,826)     (10,691)      N/A       (307,181)       (77,808)      (102,258)     (5,446)
                                       ----------   ----------   -------    -----------    -----------    -----------    --------
Net Increase (Decrease)..............     193,166       76,632       N/A        793,971        579,921        275,897       7,376
                                       ==========   ==========   =======    ===========    ===========    ===========    ========

DISTRIBUTIONS:
Period Ended April 30, 2005
 From net realized gain on
  investments and foreign currency
  transactions:......................  $ (356,214)  $ (178,502)  $  (857)   $(2,453,484)   $(1,931,652)   $  (514,335)   $(28,305)
                                       ----------   ----------   -------    -----------    -----------    -----------    --------
Total Dividends and Distributions:...  $ (356,214)  $ (178,502)  $  (857)   $(2,453,484)   $(1,931,652)   $  (514,335)   $(28,305)
                                       ==========   ==========   =======    ===========    ===========    ===========    ========

Year Ended October 31, 2004
 From net realized gain on
  investments and foreign currency
  transactions:......................  $  (30,180)  $  (21,875)      N/A    $  (445,484)   $  (352,130)   $   (42,443)   $ (6,233)
                                       ----------   ----------   -------    -----------    -----------    -----------    --------
Total Dividends and Distributions:...  $  (30,180)  $  (21,875)      N/A    $  (445,484)   $  (352,130)   $   (42,443)   $ (6,233)
                                       ==========   ==========   =======    ===========    ===========    ===========    ========

See accompanying notes.

                            STATEMENT OF CASH FLOWS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                  INFLATION
                                                               PROTECTION FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
 Net increase in net assets from operations.................    $  1,100,965
 Adjustments to reconcile net increase in net assets from
  operations to net cash used in operating activities:
  Purchase of investment securities.........................     (60,163,663)
  Proceeds from sale of investment securities...............       1,556,158
  Net sales or (purchases) of short-term securities.........      (1,518,182)
  Increase in accrued interest receivable...................        (386,595)
  Increase in capital shares sold receivable................        (309,915)
  Increase in receivable for investment securities sold.....      (1,777,500)
  Increase in dividends payable.............................         217,376
  Net accretion of bond discounts and amortization of
 premiums...................................................        (161,464)
  Decrease in accrued fees and expenses.....................          12,783
  Unrealized appreciation on securities.....................        (767,586)
  Net realized loss from investments........................           1,046
                                                                ------------
                       Net cash used in operating activities     (62,196,577)
CASH FLOWS FROM FINANCING ACTIVITIES:
 Net payments for reverse repurchase agreements.............      14,097,155
 Proceeds from shares sold..................................      48,382,182
 Payment on shares redeemed.................................        (191,174)
 Distributions paid to shareholders.........................         (60,065)
                                                                ------------
                   Net cash provided by financing activities      62,228,098
                                                                ------------

 Net increase (decrease) in cash............................          31,521

CASH:
 Beginning of period........................................              --
                                                                ------------
    End of period...........................................    $     31,521
                                                                ============

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
 Reverse repurchase agreement interest paid.................    $     39,249
 Reinvestment of distributions..............................    $    227,763



See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Investors Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. At April 30, 2005, the Fund consists of 56 separate funds (Bond & Mortgage Securities Fund, Capital Preservation Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Government Securities Fund, High Quality Intermediate-Term Bond Fund, High Quality Long-Term Bond Fund, High Quality Short-Term Bond Fund, High Yield Fund, Inflation Protection Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, MidCap Growth Fund, MidCap S&P 400 Index Fund, MidCap Value Fund, Money Market Fund, Partners Global Equity Fund, Partners International Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners LargeCap Value Fund I, Partners LargeCap Value Fund II, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Growth Fund II, Partners MidCap Value Fund, Partners MidCap Value Fund I, Partners SmallCap Blend Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II, Partners SmallCap Growth Fund III, Partners SmallCap Value Fund, Partners SmallCap Value Fund I, Partners SmallCap Value Fund II, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap S&P 600 Index Fund, and SmallCap Value Fund; known as the "Funds") with financial statements presented herein, and two portfolios, Equity Income Fund and Tax-Exempt Bond Fund, which have not yet begun operations.

Effective December 29, 2003, the initial purchases of 500,000 shares of Institutional Class of Partners MidCap Growth Fund I and Partners MidCap Value Fund I, respectively, 1,000,000 shares of Institutional Class of Partners International Fund and 10,000 shares of Class J of Preferred Securities Fund were made by Principal Life Insurance Company.

Effective June 1, 2004, the initial purchases of 500,000 shares allocated among Advisors Preferred, Advisors Select, Institutional, Preferred, and Select classes of shares of Partners LargeCap Value Fund I and Partners SmallCap Growth Fund III and 2,000,000 shares allocated among Advisors Preferred, Advisors Select, Institutional, Preferred, and Select classes of shares of Partners SmallCap Value Fund II were made by Principal Life Insurance Company.

Effective June 1, 2004, the initial purchases of 3,868, 3,906, 3,777, and 3,704 shares allocated among Advisors Preferred, Advisors Select, Preferred, and Select classes of shares of Partners International Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund I, and Preferred Securities were made by Principal Life Insurance Company.

On July 29, 2004, the Board of Directors of Principal Investors Fund, Inc. took the necessary action to cause the Capital Preservation Fund to become a money market fund. In the action, the Board of Directors reduced the target net asset value from $10.00 per share to $1.00 per share, without changing the proportionate beneficial interests of shareholders, by declaring a distribution of nine shares of stock for each outstanding share. The financial highlights and Capital Share Transactions (Note 6) have been restated to reflect the distribution. In conjunction with the action, Principal Life Insurance Company paid to the fund $761,657, the value of the wrapper agreement on July 29, 2004.

Effective November 1, 2004, the initial purchases of $10,000 of Advisors Signature class of Bond & Mortgage Securities Fund, Capital Preservation Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Government Securities Fund, High Quality Intermediate-Term Bond Fund, High Quality Long-Term Bond Fund, High Quality Short-Term Bond Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, MidCap Growth Fund, MidCap S&P 400 Index Fund, MidCap Value Fund, Money Market Fund, Partners International Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners LargeCap Value Fund I, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund, Partners MidCap Value Fund I, Partners SmallCap Blend Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II, Partners SmallCap Growth Fund III, Partners SmallCap Value Fund, Partners SmallCap Value Fund I, Partners SmallCap Value Fund II, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap S&P 600 Index Fund, and SmallCap Value Fund were made by Principal Life Insurance Company.

Effective December 29, 2004, the initial purchases of 500,000 shares allocated among Advisors Preferred, Advisors Select, Advisors Signature, Institutional, Preferred, and Select classes of shares of Partners LargeCap Value Fund II and Partners MidCap Growth Fund II, 1,000,000 shares allocated among Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select classes of shares of Inflation Protection Fund, and 1,005,000 shares of Institutional Class of High Yield Fund were made by Principal Life Insurance Company.

Effective March 1, 2005, International Fund I, International Fund II, and LargeCap Blend Fund I, changed their names to Diversified International Fund, International Growth Fund, and Disciplined LargeCap Blend Fund, respectively.

Effective March 1, 2005, the initial purchases of 1,000,000 shares allocated among Advisors Preferred, Advisors Select, Advisors Signature, Institutional, Preferred, and Select classes of shares of Partners Global Equity Fund were made by Principal Life Insurance Company.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
1. ORGANIZATION (CONTINUED)

All classes of shares for each fund represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund's Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

On February 24, 2005, the Board of Directors of High Quality Long-Term Bond Fund approved an Agreement and Plan of Reorganization whereby, subject to approval by the shareholders of the High Quality Long-Term Bond Fund, High Quality Intermediate-Term Bond Fund will acquire all the assets of High Quality Long-Term Bond Fund subject to the liabilities of the High Quality Long-Term Bond Fund, in exchange for a number of shares equal to the pro rata net assets of shares of High Quality Intermediate-Term Bond Fund.

On February 24, 2005, the Board of Directors of Principal Investors Fund, Inc. approved proposing to the shareholders of the Capital Preservation Fund a change in the Fund's investment objective. If the shareholders approve the proposed change, the name of the Fund shall become Ultra Short Bond Fund.

During 2002 and 2003, the Principal Financial Group (parent company of Principal Financial Services, Inc.), on behalf of certain of the funds, initiated litigation against two investment banking firms. The litigation alleged improper sales practices. As a result of mediation, certain of the funds are entitled to a settlement that is reflected as litigation on the statements of assets and liabilities and have recognized a realized gain included as a component of realized gain (loss) from investment transactions on the statement of operations.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:



SECURITY VALUATION. . Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund and Principal LifeTime Strategic Income Fund (collectively, the "Principal LifeTime Funds") invest in Institutional Class shares of other series of Principal Investors Fund, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds (with the exception of Money Market Fund, Capital Preservation Fund and the Principal LifeTime Funds) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and periodically reviewed by the Fund's Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the fund's net asset value are ordinarily not reflected in the fund's net asset value. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the fund's net asset value are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund's Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security's fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each fund invests in foreign securities listed on foreign exchanges which trade on days on which the fund does not determine its net asset value, for example weekends and other customary national U.S. holidays, each fund's net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Short-term securities are valued at amortized cost, which approximates market. Capital Preservation Fund and Money Market Fund value their securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund.



CURRENCY TRANSLATION. . Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the London Exchange. The identified cost of the fund holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.



INCOME AND INVESTMENT TRANSACTIONS. . The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Capital Preservation and Money Market Fund) of each class.



EXPENSES. . Expenses directly attributed to a fund are charged to that fund. Other fund expenses not directly attributed to a fund are apportioned among the funds managed by Principal Management Corporation.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Capital Preservation and Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Principal LifeTime Funds reflect the expenses of each Principal LifeTime Fund and do not include any expenses associated with the Underlying Funds.



DISTRIBUTIONS TO SHAREHOLDERS . With respect to Capital Preservation Fund and Money Market Fund, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to settled shares of record as of that day. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, commission recapture, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Real Estate Securities Fund receives substantial distributions from holdings in Real Estate Investment Trusts ("REITs"). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of its income and distributions for financial statement purposes. Due to the nature of REIT investments, a portion of the distributions received by the Fund may represent a return of capital.



FEDERAL INCOME TAXES. . No provision for federal income taxes is considered necessary because each of the Funds is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)



FOREIGN TAXES . Certain of the funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of Indian securities held by the funds are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues an estimated deferred tax liability for future gains on Indian securities. At April 30, 2005, International Emerging Markets Fund had no deferred tax liability and approximate capital loss carryforwards of $108,000 that expire in 2013.



REDEMPTION AND EXCHANGE FEES . Each Fund, except Capital Preservation Fund and Money Market Fund, will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class J shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the fund and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.


3. OPERATING POLICIES



FUTURES CONTRACTS . The Funds may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund's cost basis in the contract.



INDEMNIFICATION . Under the Fund's by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.



JOINT TRADING ACCOUNT. . Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating funds' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.



LINE OF CREDIT. . The Funds participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds in proportion to their average net assets during each calendar quarter. At April 30, 2005, Inflation Protection Fund, Partners SmallCap Value Fund II and SmallCap S&P 600 Index Fund had outstanding borrowing of $1,800,000, $587,600 and $231,000, respectively at an annual rate of 3.50%. No other Fund had outstanding borrowings under the line of credit.



REBATES . Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain from investment transactions in the statements of operations.



REPURCHASE AGREEMENTS . The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. When repurchase agreement investments are made as part of the Funds' securities lending program, the collateral is in the possession of the Funds' lending agent or a third party agent. The collateral is evaluated daily by the lending agent to ensure the value is maintained, at a minimum, in an amount equal to the principal amount plus accrued interest of each repurchase agreement. In the event of default on the obligation to repurchase, the fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the fund could experience delays in the realization of the collateral.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
3. OPERATING POLICIES (CONTINUED)



RESTRICTED SECURITIES. . Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.



REVERSE REPURCHASE AGREEMENTS. . Certain of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund's restrictions on borrowing. Reverse repurchase agreements may increase the volatility of the fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. At April 30, 2005, the Funds had reverse repurchase agreements as follows:

                                 BROKER            INTEREST RATE       MATURITY DATE        AMOUNT
                         ----------------------  -----------------  -------------------  -------------
 Bond & Mortgage                Merrill Lynch          2.40%-3.08%         5              $76,326,906
 Securities Fund                                                    /5/05-7/21/05
 High Quality                   Merrill Lynch            2.40              5                9,819,188
 Intermediate-Term Bond                          %-3.00%            /5/05-7/21/05
 Fund
 High Quality Long-Term         Merrill Lynch            2.79%             5/5/05             512,800
 Bond Fund
 High Quality                   Merrill Lynch            2.79              5                3,413,625
 Short-Term Bond Fund                            %-3.05%            /5/05-7/27/05
 Inflation Protection           Merrill Lynch            2.79              5               12,297,156
 Fund                                            %-3.08%            /2/05-7/27/05



For the period ended April 30, 2005, the average amount of reverse repurchase agreements outstanding and the average annual interest rate was as follows:

                                  AVERAGE AMOUNT OF
                                  REVERSE REPURCHASE
                                AGREEMENTS OUTSTANDING   AVERAGE INTEREST RATE
                               -----------------------  -----------------------
 Bond & Mortgage Securities          $67,799,721                 2.37%
 Fund
 High Quality                          8,375,933                 2.37
 Intermediate-Term Bond Fund
 High Quality Long-Term Bond             302,254                 2.62
 Fund
 High Quality Short-Term Bond          2,460,256                 2.71
 Fund
 Inflation Protection Fund             4,404,641                 2.72




SECURITIES LENDING. . Certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. Each applicable fund receives collateral (in the form of U.S. government securities, U.S. government agency securities, letters of credit, and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. Cash collateral is usually invested in short-term securities. The market value of loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the fund on the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of April 30, 2005, International Growth Fund had securities on loan with a market value of $106,386,461 and a collateral value of $111,794,369.



SWAP AGREEMENTS. . Certain of the Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. Swaps are marked-to-market daily based on an evaluated price provided by a pricing service; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. Periodic payments received or made at the end of each measurement period are recorded as realized gain or loss on the statement of operations. Upon termination of the swap agreement, the fund recognizes a realized gain or loss. Notional principal amounts are used to express the extent of involvement in these contracts, but the potential amounts subject to loss are much lower. Risks may exceed amounts shown on the statement of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the funds' schedules of investments.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES. . The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each fund's average daily net assets. The annual rates used in this calculation for the Funds are as follows:

                        NET ASSETS OF FUNDS (IN MILLIONS)                             NET ASSETS OF FUNDS (IN MILLIONS)
                        ----------------------------------                          ----------------------------------
                        FIRST    NEXT    NEXT   OVER $1.5                            FIRST    NEXT     NEXT     OVER $1.5
                         $500    $500    $500    BILLION                             $500     $500     $500      BILLION
                        ------  ------  ------  ----------                          -------  -------  -------  ------------
Bond & Mortgage          .55%    .53%    .51%      .50%     Partners LargeCap         .80%     .78%     .76%        .75%
Securities Fund                                             Value Fund
Capital Preservation     .40     .39     .38       .37      Partners LargeCap         .80      .78      .76         .75
Fund                                                        Value Fund I
Disciplined LargeCap     .60     .58     .56       .55      Partners LargeCap         .85      .83      .81         .80
Blend Fund                                                  Value Fund II
Diversified              .90     .88     .86       .85      Partners MidCap Growth   1.00      .98      .96         .95
International Fund                                          Fund
Government Securities    .40     .38     .36       .35      Partners MidCap Growth   1.00      .98      .96         .95
Fund                                                        Fund I
High Quality             .40     .38     .36       .35      Partners MidCap Growth   1.00      .98      .96         .95
Intermediate-Term                                           Fund II
  Bond Fund
High Quality Long-Term   .40     .38     .36       .35      Partners MidCap Value    1.00      .98      .96         .95
Bond Fund                                                   Fund
High Quality             .40     .38     .36       .35      Partners MidCap Value    1.00      .98      .96         .95
Short-Term Bond Fund                                        Fund I
High Yield Fund          .65     .63     .61       .60      Partners SmallCap        1.00      .98      .96         .95
                                                            Blend Fund
Inflation Protection     .40     .38     .36       .35      Partners SmallCap        1.10     1.08     1.06        1.05
Fund                                                        Growth Fund I
International Emerging  1.35    1.33    1.31      1.30      Partners SmallCap        1.00      .98      .96         .95
Markets Fund                                                Growth Fund II
International Growth    1.00     .98     .96       .95      Partners SmallCap        1.10     1.08     1.06        1.05
Fund                                                        Growth Fund III
LargeCap Growth Fund     .55     .53     .51       .50      Partners SmallCap        1.00      .98      .96         .95
                                                            Value Fund
LargeCap S&P 500 Index   .15     .15     .15       .15      Partners SmallCap        1.00      .98      .96         .95
Fund                                                        Value Fund I
LargeCap Value Fund      .45     .43     .41       .40      Partners SmallCap        1.00      .98      .96         .95
                                                            Value Fund II
MidCap Blend Fund        .65     .63     .61       .60      Preferred Securities      .75      .73      .71         .70
                                                            Fund
MidCap Growth Fund       .65     .63     .61       .60      Principal LifeTime      .1225    .1225    .1225       .1225
                                                            2010 Fund
MidCap S&P 400 Index     .15     .15     .15       .15      Principal LifeTime      .1225    .1225    .1225       .1225
Fund                                                        2020 Fund
MidCap Value Fund        .65     .63     .61       .60      Principal LifeTime      .1225    .1225    .1225       .1225
                                                            2030 Fund
Money Market Fund        .40     .39     .38       .37      Principal LifeTime      .1225    .1225    .1225       .1225
                                                            2040 Fund
Partners Global Equity   .95     .93     .91       .90      Principal LifeTime      .1225    .1225    .1225       .1225
Fund                                                        2050 Fund
Partners International  1.10    1.08    1.06      1.05      Principal LifeTime      .1225    .1225    .1225       .1225
Fund                                                        Strategic
                                                              Income Fund
Partners LargeCap        .75     .73     .71       .70      Real Estate Securities    .85      .83      .81         .80
Blend Fund                                                  Fund
Partners LargeCap        .45     .43     .41       .40      SmallCap Blend Fund       .75      .73      .71         .70
Blend Fund I
Partners LargeCap       1.00     .98     .96       .95      SmallCap Growth Fund      .75      .73      .71         .70
Growth Fund
Partners LargeCap        .75     .73     .71       .70      SmallCap S&P 600 Index    .15      .15      .15         .15
Growth Fund I                                               Fund
Partners LargeCap       1.00     .98     .96       .95      SmallCap Value Fund       .75      .73      .71         .70
Growth Fund II



In addition to the management fee, Advisors Preferred, Advisors Select, Advisors Signature, Preferred and Select classes of shares of each fund pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class's average daily net assets. As of April 30, 2005, the annual rates for the service fee are .17%, .25%, .25%, .15%, and .15% and the annual rates for the administrative service fee are .15%, .20%, .28%, .11%, and .13% for Advisors Preferred, Advisors Select, Advisors Signature, Preferred and Select, respectively. Class J shares of each fund reimburses the Manager for transfer and administrative services. The Manager has agreed to provide portfolio accounting services for the Funds. Currently, there is no separate charge for these services.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Manager has voluntarily agreed to limit the Fund's expenses for Class J shares of certain funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits may be changed at any time. The limits are expressed as a percentage of average daily net assets attributable to Class J on an annualized basis during the reporting period. The operating expense limits are as follows:

 Bond & Mortgage Securities Fund   1.35%  Partners LargeCap Growth       1.75%
                                          Fund I
 Capital Preservation Fund         1.35   Partners LargeCap Growth       1.75
                                          Fund II
 Government Securities Fund        1.35    Partners MidCap Growth Fund   1.95
 High Quality Intermediate-Term    1.35    Partners MidCap Value Fund    1.95
 Bond Fund
 High Quality Long-Term Bond Fund  1.35   Partners SmallCap Growth       2.05
                                          Fund I
 High Quality Short-Term Bond      1.35   Partners SmallCap Growth       2.05
 Fund                                     Fund II
 Inflation Protection Fund         1.35                                  1.95
                                          Partners SmallCap Value Fund
 International Growth Fund         2.10   Preferred Securities Fund      1.60
 Money Market Fund                 1.35   Principal LifeTime 2050 Fund   1.70
 Partners LargeCap Growth Fund     1.75    SmallCap Value Fund           1.70


Beginning July 29, 2004, the Manager has voluntarily agreed to limit the expenses of the Class J shares of Capital Preservation Fund and Money Market Fund as necessary to cause each fund to have a daily yield of at least 0.25% per annum. This limit may be changed at anytime.



DISTRIBUTION FEES. . The Advisors Preferred, Advisors Select, Advisors Signature, Class J, and Select shares of each fund bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class. Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter, a portion may be paid to other selling dealers for providing certain services. As of April 30, 2005, the annual rates are .25%, .30%, .35%, .50% and .10% for Advisors Preferred, Advisors Select, Advisors Signature, Class J and Select, respectively (except Money Market Fund which has an annual rate of .25% for Class J effective January 1, 2005).



CONTINGENT DEFERRED SALES CHARGE ("CDSC"). . Class J shares are subject to a 1% CDSC on certain redemptions made within 18 months of purchase. The charge is based on the lesser of the current market value or the cost of shares being redeemed. Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC. The aggregate amount of these charges retained by Princor Financial Services Corporation for the periods ended April 30, 2005, were as follows:

 Bond & Mortgage Securities    $46,552  Partners LargeCap Growth       $ 5,191
 Fund                                   Fund I
 Capital Preservation Fund      12,776  Partners LargeCap Growth         5,007
                                        Fund II
 Diversified International      19,648  Partners LargeCap Value Fund    16,356
 Fund
 Government Securities Fund     20,159  Partners MidCap Growth Fund      7,280
 High Quality                    5,149  Partners MidCap Value Fund      13,159
 Intermediate-Term Bond Fund
 High Quality Long-Term Bond     1,465  Partners SmallCap Growth         2,174
 Fund                                   Fund I
 High Quality Short-Term Bond   14,097  Partners SmallCap Growth         1,911
 Fund                                   Fund II
 Inflation Protection Fund          95  Partners SmallCap Value Fund       289
 International Emerging         12,112  Preferred Securities Fund        7,124
 Markets Fund
 International Growth Fund       7,322  Principal LifeTime 2010 Fund    20,818
 LargeCap Growth Fund            4,516  Principal LifeTime 2020 Fund    38,873
 LargeCap S&P 500 Index Fund    66,043  Principal LifeTime 2030 Fund    39,292
 LargeCap Value Fund             5,160  Principal LifeTime 2040 Fund    14,692
 MidCap Blend Fund              21,783  Principal LifeTime 2050 Fund     2,945
 MidCap Growth Fund              4,511  Principal LifeTime Strategic    12,737
                                        Income Fund
 MidCap S&P 400 Index Fund       3,346  Real Estate Securities Fund     23,156
 MidCap Value Fund              18,529  SmallCap Blend Fund             21,921
 Money Market Fund              34,761  SmallCap Growth Fund             7,731
 Partners LargeCap Blend Fund   14,746  SmallCap S&P 600 Index Fund     11,353
 Partners LargeCap Blend Fund    4,650  SmallCap Value Fund              8,191
 I
 Partners LargeCap Growth        5,042
 Fund

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)



AFFILIATED OWNERSHIP. . At April 30, 2005, Principal Life Insurance Company (an affiliate of the Manager) and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows:

                         ADVISORS   ADVISORS  ADVISORS
                         PREFERRED   SELECT   SIGNATURE   CLASS J   INSTITUTIONAL  PREFERRED   SELECT
                         ---------  --------  ---------  ---------  -------------  ---------  ---------
 Bond & Mortgage               --         --      919           --      149,620          --         --
 Securities Fund
 Capital Preservation     517,628    510,616   10,052    1,810,189    1,986,831     529,978    525,184
 Fund
 Disciplined LargeCap         716        780      772          N/A           --         738        731
 Blend Fund
 Diversified                   --         --    1,068           --    2,104,814          --         --
 International Fund
 Government Securities         --         --      965           --          976          --         --
 Fund
 High Quality                  --         --      935           --          971          --      1,026
 Intermediate-Term Bond
 Fund
 High Quality Long-Term        --         --      917           --          965          --        966
 Bond Fund
 High Quality                  --         --      978           --          978          --      1,104
 Short-Term Bond Fund
 High Yield Fund              N/A        N/A      N/A          N/A    1,005,000         N/A        N/A
 Inflation Protection       1,000      1,000    1,000        1,000      994,000       1,000      1,000
 Fund
 International Emerging   125,222    125,219      657        9,662          966     125,000    125,109
 Markets Fund
 International Growth          --         --      989           --           --          --         --
 Fund
 LargeCap Growth Fund          --         --    1,642           --    6,049,013          --         --
 LargeCap S&P 500 Index        --         --    1,152           --        1,176          --         --
 Fund
 LargeCap Value Fund           --         --      935           --    3,723,993          --        999
 MidCap Blend Fund             --         --      776           --          882          --        878
 MidCap Growth Fund            --         --    1,862           --        1,761          --      4,381
 MidCap S&P 400 Index          --         --      840           --          992          --         --
 Fund
 MidCap Value Fund             --         --      772           --          728          --         --
 Money Market Fund             --         --   10,052           --           --          --     10,000
 Partners Global Equity     1,000      1,000    1,000          N/A      995,000       1,000      1,000
 Fund
 Partners International        --         --      912          N/A           --          --         --
 Fund
 Partners LargeCap             --         --      985           --           --          --         --
 Blend Fund
 Partners LargeCap             --         --    1,295       11,123        1,112          --      1,329
 Blend Fund I
 Partners LargeCap         10,000     10,000      848       10,000      450,000      10,000     10,000
 Growth Fund
 Partners LargeCap             --         --    1,372           --           --          --         --
 Growth Fund I
 Partners LargeCap             --         --    1,289           --           --          --         --
 Growth Fund II
 Partners LargeCap             --         --      788           --           --          --         --
 Value Fund
 Partners LargeCap          1,000      1,000      947          N/A           --       1,000      1,000
 Value Fund I
 Partners LargeCap          1,000      1,000    1,000          N/A           --       1,000      1,000
 Value Fund II
 Partners MidCap Growth        --         --    1,344           --        1,175          --      1,328
 Fund
 Partners MidCap Growth       977        977      981          N/A           --         977        977
 Fund I
 Partners MidCap Growth     1,000      1,000    1,000          N/A          440       1,000      1,000
 Fund II
 Partners MidCap Value         --         --      718        9,737           --          --        834
 Fund
 Partners MidCap Value         --        944      873          N/A           --         944        944
 Fund I
 Partners SmallCap          3,036      3,012      666          N/A           --       3,080      3,060
 Blend Fund
 Partners SmallCap             --         --    1,284           --           --          --         26
 Growth Fund I
 Partners SmallCap             --         --    1,235           --           --          --         --
 Growth Fund II
 Partners SmallCap          1,000      1,000    1,035          N/A           --          --      1,000
 Growth Fund III
 Partners SmallCap             --         --      660           --           --          --        947
 Value Fund
 Partners SmallCap          6,757      6,747      623          N/A           --       6,772      6,768
 Value Fund I
 Partners SmallCap             --         --      962          N/A           --       1,000      1,000
 Value Fund II
 Preferred Securities         926        926      882           --           --         926        926
 Fund
 Principal LifeTime            --         --      861           --           --          --      1,000
 2010 Fund
 Principal LifeTime            --         --      869           --           --          --      1,000
 2020 Fund
 Principal LifeTime            --         --      894           --           --          --      1,456
 2030 Fund
 Principal LifeTime            --         --      894           --           --          --      1,000
 2040 Fund
 Principal LifeTime            --         --      936           --           --          --      1,000
 2050 Fund
 Principal LifeTime            --      1,000      851           --           --          --      1,000
 Strategic Income Fund
 Real Estate Securities        --         --      536           --           --          --         --
 Fund
 SmallCap Blend Fund           --         --      693           --    1,398,199          --      1,032
 SmallCap Growth Fund       1,385         --    1,279           --        1,083          --      1,402
 SmallCap S&P 600 Index        --         --      675           --           --          --         --
 Fund
 SmallCap Value Fund           --         --      614           --           --          --      6,909

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

For the period ended April 30, 2005, information, on a federal tax basis, regarding affiliated securities held by the Funds was as follows:

                                                 OCTOBER 31, 2004           PURCHASES               SALES         APRIL 30, 2005
                                                -----------------   -------------------------  ----------        ----------------
                                                SHARES     COST     SHARES             COST    SHARES  PROCEEDS  SHARES     COST
                                                -------  ---------  ------            -------  ------  --------  ------  ----------
 LARGECAP S&P 500 INDEX FUND
 Principal Financial Group                      14,843   $490,837   1,186             $46,743    --       $--    16,029   $537,580
    (parent company of Principal Financial Services, Inc.)



                                       OCTOBER 31, 2004                  PURCHASES                       SALES
                                   ------------------------  ----------------------------------  ----------------------
                                     SHARES        COST        SHARES                  COST       SHARES     PROCEEDS
                                   ----------  ------------  ----------            ------------  ---------  -----------
 PRINCIPAL LIFETIME 2010 FUND
 Bond & Mortgage Securities Fund    8,791,246  $ 94,471,234   5,590,396            $ 60,299,916    142,805  $ 1,543,914
 Disciplined LargeCap Blend Fund    2,549,511    32,527,690     915,908              12,555,236     38,024      514,049
 International Growth Fund          2,024,496    15,732,800     884,416               9,025,132     27,610      292,682
 LargeCap Growth Fund               2,165,588    12,621,188     779,307               5,040,984     32,744      209,186
 LargeCap Value Fund                  904,133     8,603,177     364,511               4,013,781     13,329      148,212
 Money Market Fund                 28,551,664    28,551,664  12,560,341              12,560,341    481,179      481,179
 Partners LargeCap Growth Fund II   1,731,675    12,140,259     658,735               5,241,632     26,452      209,185
 Partners LargeCap Value Fund       1,393,442    14,992,739     515,182               6,826,687     20,494      270,158
 Preferred Securities Fund          2,049,577    22,301,108     981,904              10,827,613     34,755      389,245
 Real Estate Securities Fund        2,348,399    33,677,416     859,383              15,887,458  1,327,706   23,525,345
 SmallCap S&P 600 Index Fund          945,394    11,208,962     344,713               5,375,473     13,326      209,184
                                               ------------                        ------------             -----------
                                               $286,828,237                        $147,654,253             $27,792,339
                                               ============                        ============             ===========
                                        APRIL 30, 2005
                                   ------------------------
                                     SHARES        COST
                                   ----------  ------------
 PRINCIPAL LIFETIME 2010 FUND
 Bond & Mortgage Securities Fund   14,238,837  $153,227,236
 Disciplined LargeCap Blend Fund    3,427,395    44,568,943
 International Growth Fund          2,881,302    24,467,581
 LargeCap Growth Fund               2,912,151    17,453,103
 LargeCap Value Fund                1,255,315    12,468,969
 Money Market Fund                 40,630,826    40,630,826
 Partners LargeCap Growth Fund II   2,363,958    17,172,961
 Partners LargeCap Value Fund       1,888,130    21,549,377
 Preferred Securities Fund          2,996,726    32,739,476
 Real Estate Securities Fund        1,880,076    26,017,623
 SmallCap S&P 600 Index Fund        1,276,781    16,377,115
                                               ------------
                                               $406,673,210
                                               ============



                             OCTOBER 31, 2004               PURCHASES                    SALES                APRIL 30, 2005
                         ------------------------  ----------------------------  ----------------------  ------------------------
                           SHARES        COST       SHARES             COST       SHARES     PROCEEDS      SHARES         COST
                         ----------  ------------  ---------       ------------  ---------  -----------  ----------  --------------
 PRINCIPAL LIFETIME
 2020 FUND
 Bond & Mortgage         10,988,650  $118,088,738  5,254,755       $ 56,917,563     65,861  $   711,157  16,177,544   $174,295,144
 Securities Fund
 Disciplined LargeCap     5,761,231    73,507,288  2,614,465         35,768,890     33,522      455,613   8,342,174    108,820,565
 Blend Fund
 International Growth     4,329,740    35,321,876  2,319,822         23,731,328     23,696      253,670   6,625,866     58,800,748
 Fund
 LargeCap Growth Fund     4,571,416    26,801,270  2,018,296         13,028,893     26,935      172,800   6,562,777     39,657,363
 LargeCap Value Fund      1,901,005    18,352,838    920,074         10,124,206     10,879      122,159   2,810,200     28,354,999
 Partners LargeCap        3,658,200    26,139,597  1,697,122         13,462,147     21,674      172,799   5,333,648     39,429,011
 Growth Fund II
 Partners LargeCap        2,951,892    32,397,562  1,328,185         17,569,784     16,827      223,440   4,263,250     49,743,906
 Value Fund
 Partners SmallCap          824,452     5,670,095    325,666          2,757,872  1,150,118    9,547,199          --             --
 Growth Fund II
 Partners SmallCap               --            --  1,000,946         10,023,806         --           --   1,000,946     10,023,806
 Growth Fund III
 Preferred Securities     2,797,632    30,528,379  1,723,491         18,963,868     17,104      194,164   4,504,019     49,298,083
 Fund
 Real Estate Securities   2,436,780    34,539,448  1,158,187         21,284,864     11,828      227,806   3,583,139     55,596,638
 Fund
 SmallCap S&P 600 Index     768,943     9,505,824    331,006          5,148,374      4,134       66,066   1,095,815     14,588,535
 Fund
 SmallCap S&P Value         421,381                  227,613          3,712,084      2,305       40,200     646,689      9,419,332
 Fund                                   5,747,121                  ------------             -----------               ------------
                                     ------------
                                     $416,600,036                  $232,493,679             $12,187,073               $638,028,130
                                     ============                  ============             ===========               ============

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

                                                                        OCTOBER 31, 2004                  PURCHASES             SALE
                                                                     -----------------------  ---------------------------------  ---
                                                                      SHARES        COST       SHARES                  COST     SHAR
                                                                     ---------  ------------  ---------            ------------  ---
 PRINCIPAL LIFETIME 2030 FUND
 Bond & Mortgage Securities Fund                                     7,531,248  $ 80,789,318  3,033,399            $ 32,859,78  213$
 Disciplined LargeCap Blend Fund                                     6,143,074    78,379,923  2,293,917              31,346,21  165
 International Growth Fund                                           4,549,580    36,285,124  2,104,708              21,496,33  121
 LargeCap Growth Fund                                                4,776,109    27,667,906  1,809,260              11,660,66  132
 LargeCap Value Fund                                                 1,985,411    18,794,729    844,356               9,280,00   54
 Partners LargeCap Growth Fund II                                    3,824,982    27,058,266  1,529,453              12,109,51  108
 Partners LargeCap Value Fund                                        3,091,710    33,371,717  1,190,529              15,725,96   83
 Partners SmallCap Growth Fund II                                      995,896     6,846,375    338,926               2,863,931,334
 Partners SmallCap Growth Fund III                                          --            --  1,129,699              11,316,90
 Preferred Securities Fund                                           1,814,697    19,736,699    920,147              10,121,99   52
 Real Estate Securities Fund                                         1,827,439    25,684,669    745,180              13,654,31   43
 SmallCap S&P 600 Index Fund                                           836,671    10,437,765    306,899               4,769,57   21
 SmallCap Value Fund                                                   509,545     6,872,546    236,206               3,848,82   13
                                                                                ------------                       ------------    -
                                                                                $371,925,037                       $181,054,02     $
                                                                                ============                       ============    =
                                                                          APRIL 30, 2005
                                                                     ------------------------
                                                                       SHARES         COST
                                                                     ----------  --------------
 PRINCIPAL LIFETIME 2030 FUND
 Bond & Mortgage Securities Fund                                     10,350,681   $111,329,002
 Disciplined LargeCap Blend Fund                                      8,271,586    107,426,187
 International Growth Fund                                            6,533,137     56,509,573
 LargeCap Growth Fund                                                 6,453,264     38,460,391
 LargeCap Value Fund                                                  2,775,351     27,464,675
 Partners LargeCap Growth Fund II                                     5,246,395     38,297,863
 Partners LargeCap Value Fund                                         4,199,187     47,980,739
 Partners SmallCap Growth Fund II                                            --             --
 Partners SmallCap Growth Fund III                                    1,129,699     11,316,906
 Preferred Securities Fund                                            2,682,561     29,278,684
 Real Estate Securities Fund                                          2,529,085     38,527,128
 SmallCap S&P 600 Index Fund                                          1,121,896     14,861,398
 SmallCap Value Fund                                                    731,934     10,490,567
                                                                                  ------------
                                                                                  $531,943,113
                                                                                  ============


                            OCTOBER 31, 2004                 PURCHASES                     SALES              APRIL 30, 2005
                          SHARES        COST       SHARES                 COST      SHARES    PROCEEDS     SHARES         COST
                         ---------  ------------  ---------            -----------  -------  -----------  ---------  --------------
 PRINCIPAL LIFETIME
 2040 FUND
 Bond & Mortgage         1,778,733  $ 19,079,171  1,003,954            $10,870,092   94,247  $ 1,024,108  2,688,440   $ 28,925,155
 Securities Fund
 Disciplined LargeCap    2,574,878    32,854,633  1,331,162             18,231,896  131,233    1,807,513  3,774,807     49,280,525
 Blend Fund
 International Growth    1,881,539    15,361,201  1,150,513             11,774,523   98,924      982,766  2,933,128     26,152,967
 Fund
 LargeCap Growth Fund    2,046,940    11,977,055  1,087,125              7,030,088  105,507      692,270  3,028,558     18,317,365
 LargeCap Value Fund       832,956     8,024,721    490,310              5,395,994   43,565      480,451  1,279,701     12,943,125
 Partners LargeCap       1,618,539    11,535,465    902,685              7,167,583   84,923      684,538  2,436,301     18,020,018
 Growth Fund II
 Partners LargeCap       1,322,498    14,574,563    705,426              9,340,548   67,208      896,357  1,960,716     23,018,990
 Value Fund
 Partners SmallCap         454,565     3,198,432    213,636              1,810,280  668,201    5,553,409         --             --
 Growth Fund II
 Partners SmallCap              --            --    562,265              5,632,397       --           --    562,265      5,632,397
 Growth Fund III
 Preferred Securities      461,406     5,031,512    306,024              3,381,431   24,237      276,698    743,193      8,136,730
 Fund
 Real Estate Securities    423,737     6,204,648    229,974              4,234,093   18,631      354,037    635,080     10,086,727
 Fund
 SmallCap S&P 600 Index    355,694     4,474,562    188,226              2,930,653   17,495      275,362    526,425      7,130,633
 Fund
 SmallCap Value Fund       231,973     3,230,732    142,732              2,329,484   12,052      196,687    362,653      5,364,239
                                    ------------                       -----------           -----------              ------------
                                    $135,546,695                       $90,129,062           $13,224,196              $213,008,871
                                    ============                       ===========           ===========              ============

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

                                 OCTOBER 31, 2004               PURCHASES                    SALES             APRIL 30, 2005
                              ----------------------  ------------------------------  -------------------  ----------------------
                               SHARES       COST      SHARES                COST      SHARES    PROCEEDS    SHARES        COST
                              ---------  -----------  -------            -----------  -------  ----------  ---------  -------------
 PRINCIPAL LIFETIME 2050
 FUND
 Bond & Mortgage Securities     443,902  $ 4,772,935  206,909            $ 2,241,905    8,662  $   93,703    642,149   $ 6,921,137
 Fund
 Disciplined LargeCap Blend   1,318,738   16,825,497  585,387              8,045,058   25,039     341,349  1,879,086    24,529,295
 Fund
 International Growth Fund    1,008,552    8,245,226  538,141              5,514,530   18,956     194,102  1,527,737    13,565,699
 LargeCap Growth Fund         1,050,799    6,152,691  468,175              3,034,899   20,111     129,628  1,498,863     9,057,971
 LargeCap Value Fund            435,024    4,188,739  211,722              2,337,627    8,259      90,290    638,487     6,436,101
 Partners LargeCap Growth       832,341    5,924,824  390,954              3,108,857   16,293     128,809  1,207,002     8,904,881
 Fund II
 Partners LargeCap Value        675,921    7,393,247  307,257              4,079,567   12,774     168,147    970,404    11,304,676
 Fund
 Partners SmallCap Growth       251,215    1,799,880  102,820                872,811  354,035   2,938,947         --            --
 Fund II
 Partners SmallCap Growth            --           --  301,263              3,018,732    1,075      10,559    300,188     3,008,178
 Fund III
 Preferred Securities Fund      122,220    1,337,689   71,716                790,564    2,921      31,961    191,015     2,096,292
 Real Estate Securities Fund     87,866    1,247,921   40,897                752,856    1,465      26,773    127,298     1,974,011
 SmallCap S&P 600 Index Fund    187,691    2,383,317   84,174              1,315,164    3,467      53,544    268,398     3,644,957
 SmallCap Value Fund            128,606    1,794,848   68,134              1,114,446    2,474      40,160    194,266     2,869,143
                                         -----------                     -----------           ----------              -----------
                                         $62,066,814                     $36,227,016           $4,247,972              $94,312,341
                                         ===========                     ===========           ==========              ===========



                             OCTOBER 31, 2004                PURCHASES                    SALES
                         ------------------------  -----------------------------  ----------------------
                           SHARES        COST        SHARES             COST       SHARES     PROCEEDS
                         ----------  ------------  ----------       ------------  ---------  -----------
 PRINCIPAL LIFETIME
 STRATEGIC INCOME FUND
 Bond & Mortgage          4,558,426  $ 48,976,413   3,872,453       $ 41,898,501    717,205  $ 7,764,239
 Securities Fund
 Disciplined LargeCap       571,724     7,292,594     369,367          5,062,004     84,897    1,168,564
 Blend Fund
 International Growth       487,961     3,653,327     359,170          3,674,250     69,544      743,632
 Fund
 LargeCap Growth Fund       497,798     2,791,131     323,653          2,094,866     74,934      486,747
 LargeCap Value Fund        202,793     1,897,590     141,754          1,561,298     30,323      339,945
 Money Market Fund       27,557,270    27,557,270  28,791,016         28,791,016  4,501,221    4,501,221
 Partners LargeCap          380,318     2,569,790     257,987          2,059,908     58,253      469,351
 Growth Fund II
 Partners LargeCap          312,026     3,291,984     205,419          2,720,528     46,219      616,151
 Value Fund
 Preferred Securities       914,936     9,962,125   1,367,849         15,048,889    153,621    1,728,194
 Fund
 Real Estate Securities   1,383,177    20,453,590     818,514         15,212,967  1,500,897   27,414,611
 Fund
 SmallCap S&P 600 Index     188,361                   121,154          1,893,812     26,654      424,934
 Fund                                   2,043,733                   ------------             -----------
                                     ------------
                                     $130,489,547                   $120,018,039             $45,657,589
                                     ============                   ============             ===========
                              APRIL 30, 2005
                         ------------------------
                           SHARES         COST
                         ----------  --------------
 PRINCIPAL LIFETIME
 STRATEGIC INCOME FUND
 Bond & Mortgage          7,713,674   $ 83,110,972
 Securities Fund
 Disciplined LargeCap       856,194     11,186,179
 Blend Fund
 International Growth       777,587      6,587,256
 Fund
 LargeCap Growth Fund       746,517      4,399,760
 LargeCap Value Fund        314,224      3,119,082
 Money Market Fund       51,847,065     51,847,065
 Partners LargeCap          580,052      4,161,396
 Growth Fund II
 Partners LargeCap          471,226      5,396,513
 Value Fund
 Preferred Securities     2,129,164     23,285,063
 Fund
 Real Estate Securities     700,794      9,435,985
 Fund
 SmallCap S&P 600 Index     282,861
 Fund                                    3,513,058
                                      ------------
                                      $206,042,329
                                      ============

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

                                                            REALIZED GAIN/LOSS
                                                DIVIDENDS     ON INVESTMENTS
                                                ---------  --------------------
 LARGECAP S&P 500 INDEX FUND
 Principal Financial Group                       $8,164             $--
    (parent company of Principal Financial
     Services, Inc.)



                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------   --------------------------
 PRINCIPAL LIFETIME
 2010 FUND
 Bond & Mortgage                 $2,378,823              $     --                 $   68,056
 Securities Fund
 Disciplined LargeCap               231,468                    66                    142,091
 Blend Fund
 International Growth               956,836                 2,331                  1,129,893
 Fund
 LargeCap Growth Fund                83,557                   117                         --
 LargeCap Value Fund                135,152                   223                    366,052
 Money Market Fund                  356,285                    --                         --
 Partners LargeCap                  128,017                   255                    156,189
 Growth Fund II
 Partners LargeCap                  274,043                   109                    150,367
 Value Fund
 Preferred Securities             1,612,413                    --                         --
 Fund
 Real Estate Securities           1,543,313               (21,906)                 1,886,597
 Fund
 SmallCap S&P 600 Index                                     1,864                    194,373
 Fund                               223,673              --------                 ----------
                                 ----------
                                 $7,923,580              $(16,941)                $4,093,618
                                 ==========              ========                 ==========



                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2020 FUND
 Bond & Mortgage                $ 2,896,934              $       --               $   86,961
 Securities Fund
 Disciplined LargeCap               535,810                      --                  328,172
 Blend Fund
 International Growth             2,090,511                   1,214                2,467,085
 Fund
 LargeCap Growth Fund               180,827                      --                       --
 LargeCap Value Fund                291,150                     114                  786,542
 Partners LargeCap                  276,762                      66                  337,319
 Growth Fund II
 Partners LargeCap                  594,694                      --                  325,474
 Value Fund
 Partners SmallCap                       --               1,119,232                  194,836
 Growth Fund II
 Partners SmallCap                       --                      --                       --
 Growth Fund III
 Preferred Securities             2,267,590                      --                       --
 Fund
 Real Estate Securities           1,794,305                     132                2,038,105
 Fund
 SmallCap S&P 600 Index             185,853                     403                  161,399
 Fund
 SmallCap Value Fund                327,695                     327                  304,544
                                -----------              ----------               ----------
                                $11,442,131              $1,121,488               $7,030,437
                                ===========              ==========               ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2030 FUND
 Bond & Mortgage                 $1,906,115              $       --               $   58,877
 Securities Fund
 Disciplined LargeCap               558,022                  20,150                  345,896
 Blend Fund
 International Growth             2,165,248                   4,170                2,563,570
 Fund
 LargeCap Growth Fund               184,174                   1,861                       --
 LargeCap Value Fund                296,533                   4,769                  811,984
 Partners LargeCap                  284,447                     115                  348,584
 Growth Fund II
 Partners LargeCap                  607,486                   8,306                  336,990
 Value Fund
 Partners SmallCap                       --               1,377,084                  232,726
 Growth Fund II
 Partners SmallCap                       --                      --                       --
 Growth Fund III
 Preferred Securities             1,420,142                      11                       --
 Fund
 Real Estate Securities           1,316,644                     180                1,513,110
 Fund
 SmallCap S&P 600 Index             199,298                   2,077                  173,685
 Fund
 SmallCap Value Fund                391,888                   1,209                  364,202
                                 ----------              ----------               ----------
                                 $9,329,997              $1,419,932               $6,749,624
                                 ==========              ==========               ==========


                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2040 FUND
 Bond & Mortgage                 $  475,970               $     --                $   14,273
 Securities Fund
 Disciplined LargeCap               242,738                  1,509                   148,601
 Blend Fund
 International Growth               919,715                      9                 1,085,419
 Fund
 LargeCap Growth Fund                82,082                  2,492                        --
 LargeCap Value Fund                129,353                  2,861                   349,149
 Partners LargeCap                  124,118                  1,508                   151,250
 Growth Fund II
 Partners LargeCap                  270,086                    236                   147,733
 Value Fund
 Partners SmallCap                       --                544,697                   108,780
 Growth Fund II
 Partners SmallCap                       --                     --                        --
 Growth Fund III
 Preferred Securities               380,422                    485                        --
 Fund
 Real Estate Securities             316,666                  2,023                   358,513
 Fund
 SmallCap S&P 600 Index              87,040                    780                    75,569
 Fund
 SmallCap Value Fund                182,605                    710                   169,704
                                 ----------               --------                ----------
                                 $3,210,795               $557,310                $2,608,991
                                 ==========               ========                ==========


                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2050 FUND
 Bond & Mortgage                 $  115,865               $     --                $    3,477
 Securities Fund
 Disciplined LargeCap               121,563                     89                    74,340
 Blend Fund
 International Growth               482,309                     45                   568,974
 Fund
 LargeCap Growth Fund                41,200                      9                        --
 LargeCap Value Fund                 66,054                     25                   178,135
 Partners LargeCap                   62,367                      9                    75,958
 Growth Fund II
 Partners LargeCap                  135,010                      9                    73,764
 Value Fund
 Partners SmallCap                       --                266,256                    58,766
 Growth Fund II
 Partners SmallCap                       --                      5                        --
 Growth Fund III
 Preferred Securities                98,815                     --                        --
 Fund
 Real Estate Securities              64,396                      7                    72,840
 Fund
 SmallCap S&P 600 Index              44,927                     20                    38,998
 Fund
 SmallCap Value Fund                 99,004                      9                    92,010
                                 ----------               --------                ----------
                                 $1,331,510               $266,483                $1,237,262
                                 ==========               ========                ==========

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS       REALIZED GAIN FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 STRATEGIC
 INCOME FUND
 Bond & Mortgage                 $1,306,911              $      297               $   35,533
 Securities Fund
 Disciplined LargeCap                52,638                     145                   32,068
 Blend Fund
 International Growth               232,681                   3,311                  274,197
 Fund
 LargeCap Growth Fund                19,502                     510                       --
 LargeCap Value Fund                 30,760                     139                   82,597
 Money Market Fund                  406,147                      --                       --
 Partners LargeCap                   28,404                   1,049                   34,534
 Growth Fund II
 Partners LargeCap                   62,264                     152                   33,871
 Value Fund
 Preferred Securities               838,087                   2,243                       --
 Fund
 Real Estate Securities             859,364               1,184,039                1,084,414
 Fund
 SmallCap S&P 600 Index                                         447                   38,954
 Fund                                44,928              ----------               ----------
                                 ----------
                                 $3,881,686              $1,192,332               $1,616,168
                                 ==========              ==========               ========







AFFILIATED BROKERAGE COMMISSIONS. . With respect to Preferred Securities Fund, $75,742 of brokerage commissions were paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other funds did not pay brokerage commissions to any member of the Principal Financial Group during the periods ended April 30, 2005. Brokerage commissions were paid to affiliates of sub-advisors as follows:

                                                           PERIODS ENDED
                                                           APRIL 30, 2005
                                                    ----------------------------
 Partners LargeCap Growth Fund II                             $ 11,776
 Partners LargeCap Value Fund                                  371,298
 Partners LargeCap Value Fund I                                  6,679
 Partners MidCap Growth Fund I                                   8,221
 Partners MidCap Value Fund                                     48,741
 Partners MidCap Value Fund I                                   20,346

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
5.  INVESTMENT TRANSACTIONS

For the periods ended April 30, 2005, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows:

                          PURCHASES       SALES                               PURCHASES        SALES
                         ------------  ------------                          ------------  --------------
 Bond & Mortgage         $857,448,022  $639,065,067  Partners LargeCap       $187,761,856   $  8,828,347
 Securities Fund                                     Value Fund I
 Disciplined LargeCap     253,240,987   143,341,416  Partners LargeCap        172,398,097        613,151
 Blend Fund                                          Value Fund II
 Diversified               93,832,091    77,280,324  Partners MidCap Growth    31,333,041     29,404,187
 International Fund                                  Fund
 Government Securities    197,134,175   184,168,644  Partners MidCap Growth   146,008,210     56,494,786
 Fund                                                Fund I
 High Quality              64,446,455    49,467,647  Partners MidCap Growth   423,687,927     37,813,500
 Intermediate-Term Bond                              Fund II
 Fund
 High Quality Long-Term     4,135,098     3,620,594  Partners MidCap Value    216,685,975     68,125,464
 Bond Fund                                           Fund
 High Quality              24,829,690    18,525,085  Partners MidCap Value    183,120,352    103,605,211
 Short-Term Bond Fund                                Fund I
 High Yield Fund           40,798,959     2,848,979  Partners SmallCap        162,611,841    130,090,637
                                                     Blend Fund
 Inflation Protection      11,891,289     1,556,158  Partners SmallCap         49,570,226     38,598,802
 Fund                                                Growth Fund I
 International Emerging    61,403,336    48,067,128  Partners SmallCap        133,871,184     76,424,569
 Markets Fund                                        Growth Fund II
 International Growth     472,517,015   375,651,321  Partners SmallCap        102,228,903      4,381,905
 Fund                                                Growth Fund III
 LargeCap Growth Fund     212,188,577   173,677,066  Partners SmallCap        102,896,537     88,623,471
                                                     Value Fund
 LargeCap S&P 500 Index    95,047,689    35,312,982  Partners SmallCap         77,354,931     14,270,410
 Fund                                                Value Fund I
 LargeCap Value Fund      144,652,263   113,448,483  Partners SmallCap         32,482,676      6,932,430
                                                     Value Fund II
 MidCap Blend Fund         53,897,970    21,750,452  Preferred Securities      60,249,056     19,972,800
                                                     Fund
 MidCap Growth Fund        28,074,028    34,324,248  Principal LifeTime       147,654,253     27,792,339
                                                     2010 Fund
 MidCap S&P 400 Index      27,862,486    15,851,471  Principal LifeTime       232,493,679     12,187,073
 Fund                                                2020 Fund
 MidCap Value Fund         74,830,317    69,713,159  Principal LifeTime       181,054,029     22,455,885
                                                     2030 Fund
 Partners Global Equity    10,575,417       812,655  Principal LifeTime        90,129,062     13,224,196
 Fund                                                2040 Fund
 Partners International   254,520,333    75,642,983  Principal LifeTime        36,227,016      4,247,972
 Fund                                                2050 Fund
 Partners LargeCap        208,789,651   168,186,128  Principal LifeTime       120,018,039     45,657,589
 Blend Fund                                          Strategic Income Fund
 Partners LargeCap         19,527,321    12,941,676  Real Estate Securities   133,905,225     73,197,187
 Blend Fund I                                        Fund
 Partners LargeCap         11,825,737     7,212,201  SmallCap Blend Fund       78,472,878     62,829,797
 Growth Fund
 Partners LargeCap        297,286,575   278,206,247  SmallCap Growth Fund      30,132,422     28,352,991
 Growth Fund I
 Partners LargeCap        572,703,947   102,243,718  SmallCap S&P 600 Index   100,219,631     38,166,751
 Growth Fund II                                      Fund
 Partners LargeCap        276,343,000   185,316,050  SmallCap Value Fund       73,321,643     55,094,922
 Value Fund

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

For the year ended April 30, 2005, the cost of U.S. government securities purchased and proceeds from U.S government securities sold (not including short-term investments) by the Funds were as follows:

                                            PURCHASES      SALES
                                           -----------  -----------
 Bond & Mortgage Securities Fund           $62,704,081  $31,155,111
 Government Securities Fund                 41,673,794   24,360,913
 High Quality Intermediate-Term Bond Fund   14,157,203   10,666,683
 High Quality Long-Term Bond Fund            1,603,316    1,317,456
 High Quality Short-Term Bond Fund           2,796,425      551,636
 Inflation Protection Fund                  48,272,374           --
 Partners SmallCap Value Fund I                119,427           --


The Funds may trade portfolio securities on a "to-be-announced" ("TBA") or when-issued basis. In a TBA or when-issued transaction, the fund commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the fund, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The value of the securities purchased on a TBA or when-issued basis are identified as such in each fund's schedule of investments.



FOREIGN CURRENCY CONTRACTS. . At April 30, 2005, Partners International Fund and Partners LargeCap Growth Fund II owned forward contracts to sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the fund as an unrealized gain or loss.

When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following summarized the terms of the outstanding foreign currency contracts at April 30, 2005:

                                                                                                     NET UNREALIZED
                           FOREIGN CURRENCY   DELIVERY  CONTRACTS TO                                  APPRECIATION
                          PURCHASE CONTRACTS    DATE       ACCEPT      IN EXCHANGE FOR    VALUE      (DEPRECIATION)
                          ------------------  --------  -------------  ---------------  ----------  ----------------
  Partners International  British Pound       5/16/05      3,904,554     $7,300,000     $7,450,264      $150,264
      Fund                Euro                5/16/05      7,215,870      9,300,000      9,319,050        19,050
                          Japanese Yen        5/16/05    478,093,500      4,500,000      4,564,180        64,180


                                                                                                NET UNREALIZED
                      FOREIGN CURRENCY   DELIVERY  CONTRACTS TO                                  APPRECIATION
                       SALE CONTRACTS      DATE       DELIVER     IN EXCHANGE FOR    VALUE      (DEPRECIATION)
                      -----------------  --------  -------------  ---------------  ----------  ----------------
  Partners LargeCap   Danish Kroner      5/31/05    16,076,045      $2,802,413     $2,790,160      $12,253
      Growth Fund II  Swiss Franc        5/31/05    10,939,957       9,232,187      9,212,153       20,034

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
6.  FEDERAL TAX INFORMATION


DISTRIBUTIONS TO SHAREHOLDERS . The federal income tax character of distributions paid for periods ended April 30, 2005 and October 31, 2004 were as follows:

                             ORDINARY INCOME        LONG-TERM CAPITAL GAIN    RETURN OF CAPITAL
                             -------------          -------------             ---------
                            2005         2004         2005         2004       2005        2004
                            ----         ----         ----         ----       ----        ----
 Bond & Mortgage         $13,997,901  $16,808,487     455,444   $       --      --      $    --
 Securities Fund
 Capital Preservation        553,372    1,353,692          --           --      --           --
 Fund
 Disciplined LargeCap      1,755,658      389,577   1,078,106           --      --           --
 Blend Fund
 Diversified                 542,750      128,116   2,442,645           --      --           --
 International Fund
 Government Securities     1,913,685    3,605,302          --           --      --           --
 Fund
 High Quality              1,035,016    1,779,398     272,390      197,179      --           --
 Intermediate-Term Bond
 Fund
 High Quality Long-Term      221,190      560,429     142,617       64,814      --           --
 Bond Fund
 High Quality                692,864    1,164,013          --      154,375      --           --
 Short-Term Bond Fund
 Inflation Protection        287,828          N/A          --          N/A      --          N/A
 Fund
 International Emerging      711,230       64,944   2,217,989           --      --           --
 Markets Fund
 International Growth     17,638,300    2,689,673  20,982,445           --      --           --
 Fund
 LargeCap Growth Fund        875,012       79,529          --           --      --           --
 LargeCap S&P 500 Index    8,403,618    3,239,102  36,116,133           --      --           --
 Fund
 LargeCap Value Fund       1,684,432      871,058   4,668,645           --      --           --
 MidCap Blend Fund         1,058,546      275,575   5,658,959       47,952      --           --
 MidCap S&P 400 Index        684,968      360,543   1,215,807      153,870      --           --
 Fund
 MidCap Value Fund         2,246,153       78,373   3,133,769           --      --           --
 Money Market Fund         1,980,009      556,812          --           --      --           --
 Partners International      951,805           --   1,763,093           --      --           --
 Fund
 Partners LargeCap        13,126,112    3,164,573  26,917,022           --      --           --
 Blend Fund
 Partners LargeCap           250,214       65,662     155,099           --      --           --
 Blend Fund I
 Partners LargeCap                --           --     792,718           --      --           --
 Growth Fund
 Partners LargeCap         4,003,726    1,425,794          --           --      --           --
 Growth Fund I
 Partners LargeCap         2,049,021           --   2,537,968           --      --           --
 Growth Fund II
 Partners LargeCap        19,530,352   14,669,548  11,048,831           --      --           --
 Value Fund
 Partners LargeCap            36,072           --          --           --      --           --
 Value Fund I
 Partners MidCap Value     7,542,069      836,373  12,831,313      695,569      --           --
 Fund
 Partners MidCap Value     5,020,700           --      66,599           --      --           --
 Fund I
 Partners SmallCap         2,479,828      368,087     693,572           --      --           --
 Blend Fund
 Partners SmallCap                --      917,864   8,154,974      126,441      --           --
 Growth Fund II
 Partners SmallCap            71,862           --          --           --      --       17,492
 Value Fund
 Partners SmallCap         3,022,492    2,471,262   4,762,959      207,862      --           --
 Value Fund I
 Partners SmallCap            93,230           --          --           --      --           --
 Value Fund II
 Preferred Securities     14,388,238    5,276,669          --           --      --           --
 Fund
 Principal LifeTime        7,200,905    2,644,888   2,977,300           --      --           --
 2010 Fund
 Principal LifeTime       10,481,044    3,581,659   3,733,152           --      --           --
 2020 Fund
 Principal LifeTime        8,436,301    2,830,516   3,233,115           --      --           --
 2030 Fund
 Principal LifeTime        2,848,809      802,514   1,164,002           --      --           --
 2040 Fund
 Principal LifeTime        1,194,054      390,571     481,480           --      --           --
 2050 Fund
 Principal LifeTime        3,532,083    1,083,894   1,302,818           --      --           --
 Strategic Income Fund
 Real Estate Securities   16,131,893    5,388,584  17,976,852    1,288,012      --           --
 Fund
 SmallCap Blend Fund         766,547           --   5,587,089      151,007      --           --
 SmallCap Growth Fund             --           --   1,404,635           --      --           --
 SmallCap S&P 600 Index    2,252,655       89,402   2,008,002       11,733      --           --
 Fund
 SmallCap Value Fund       2,831,702      640,936   2,631,647      257,409      --           --


Funds not listed had no distributions paid for periods ended April 30, 2005 and October 31, 2004.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION (CONTINUED)



DISTRIBUTABLE EARNINGS. . As of October 31, 2004, the components of distributable earnings on a federal tax basis were as follows:

                                     UNDISTRIBUTED          UNDISTRIBUTED
                                     ORDINARY INCOME   LONG-TERM CAPITAL GAINS
                                    ----------------   -----------------------
 Bond & Mortgage Securities Fund      $ 1,144,723            $   455,419
 Disciplined LargeCap Blend Fund          400,353              1,079,225
 Diversified International Fund*          476,383              2,442,863
 Government Securities Fund                47,822                     --
 High Quality Intermediate-Term
 Bond Fund                                300,929                272,871
 High Quality Long-Term Bond Fund          47,364                142,714
 High Quality Short-Term Bond Fund         44,212                     --
 International Emerging Markets
 Fund*                                    711,223              2,218,054
 International Growth Fund             17,320,053             20,982,277
 LargeCap Growth Fund                     194,686                     --
 LargeCap S&P 500 Index Fund*           5,673,190             36,119,514
 LargeCap Value Fund                    1,110,714              4,668,974
 MidCap Blend Fund                      1,004,543              5,659,487
 MidCap S&P 400 Index Fund                617,037              1,215,816
 MidCap Value Fund                      2,098,262              3,134,202
 Partners International Fund            2,557,685                     --
 Partners LargeCap Blend Fund          10,091,131             26,920,637
 Partners LargeCap Blend Fund I*           83,259                155,143
 Partners LargeCap Growth Fund                 --                792,729
 Partners LargeCap Growth Fund I          321,996                     --
 Partners LargeCap Growth Fund II       1,253,539              2,538,009
 Partners LargeCap Value Fund          13,636,023             11,054,472
 Partners LargeCap Value Fund I            26,023                     --
 Partners MidCap Value Fund             7,543,086             12,831,957
 Partners MidCap Value Fund I           4,391,886                 65,215
 Partners SmallCap Blend Fund           2,481,195                693,901
 Partners SmallCap Growth Fund II              --              8,156,364
 Partners SmallCap Value Fund I         2,924,925              4,763,585
 Partners SmallCap Value Fund II           82,274                     --
 Preferred Securities Fund              8,910,712                     --
 Principal LifeTime 2010 Fund           1,844,231              2,978,852
 Principal LifeTime 2020 Fund           2,038,757              3,737,037
 Principal LifeTime 2030 Fund           1,132,688              3,236,374
 Principal LifeTime 2040 Fund             189,693              1,165,345
 Principal LifeTime 2050 Fund               6,528                481,829
 Principal LifeTime Strategic
 Income Fund                            1,280,855              1,303,678
 Real Estate Securities Fund           11,832,269             17,977,047
 SmallCap Blend Fund                      766,768              5,587,821
 SmallCap Growth Fund*                         --              1,404,634
 SmallCap S&P 600 Index Fund            2,141,738              2,008,153
 SmallCap Value Fund                    2,831,910              2,631,681


* Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

Funds not listed had no distributable earnings as of October 31, 2004 on a federal tax basis.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           APRIL 30, 2005 (UNAUDITED)
 -------------------------------------------------------------------------------
6. FEDERAL TAX INFORMATION (CONTINUED)


CAPITAL LOSS CARRYFORWARDS . Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2004, the Funds had approximate net capital loss carryforwards as follows:

                                                        NET CAPITAL LOSS CARRYFORWARD EXPIRING IN:
                                        2008       2009        2010         2011         2012      ANNUAL LIMITATIONS*
                                      --------  ----------  -----------  -----------  ----------  ---------------------
 Diversified International Fund       $327,000  $  721,000  $   764,000  $   879,000  $    1,000       $  593,000
 Government Securities Fund                 --       1,000       77,000      547,000    524,0000               --
 High Quality Short Term Bond Fund          --          --           --           --      50,000               --
 International Emerging Markets Fund        --          --      325,000           --          --          325,000
 LargeCap Growth Fund                       --          --      586,000    2,662,000          --           98,000
 LargeCap S&P 500 Index Fund                --          --           --           --      80,000           80,000
 MidCap Growth Fund                         --      48,000    3,088,000           --          --          283,000
 Partners LargeCap Blend Fund I             --          --      401,000    1,276,000          --        1,210,000
 Partners LargeCap Growth Fund I            --          --           --    4,770,000          --               --
 Partners LargeCap Value Fund I             --          --           --           --       3,000               --
 Partners MidCap Growth Fund                --   1,323,000    1,107,000           --     152,000          269,000
 Partners MidCap Growth Fund I              --          --           --           --   1,151,000               --
 Partners SmallCap Growth Fund I            --          --   18,146,000   10,924,000          --               --
 Partners SmallCap Growth Fund III          --          --           --           --      20,000               --
 Partners SmallCap Value Fund               --          --           --    3,095,000          --               --
 Preferred Securities Fund                  --          --           --           --   3,453,000               --
 SmallCap Growth Fund                       --          --    3,253,000           --          --          542,000



*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain fund's losses have been subjected to an annual limitation.

                            SCHEDULE OF INVESTMENTS
                        BOND & MORTGAGE SECURITIES FUND
                           APRIL 30, 2005 (UNAUDITED)

                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (62.60%)
ADVERTISING AGENCIES (0.09%)
 Interpublic Group
                                                                   $                       $
  6.25%; 11/15/14                                                       250,000                   238,729
  7.25%; 08/15/11                                                       500,000                   518,677
                                                                                                  757,406
AEROSPACE & DEFENSE (0.07%)
 Northrop Grumman
  7.00%; 03/01/06                                                       520,000                   532,700
  7.75%; 02/15/31                                                       100,000                   129,597
                                                                                                  662,297
AEROSPACE & DEFENSE EQUIPMENT (0.12%)
 GenCorp
  9.50%; 08/15/13                                                       228,000                   247,380
 Lockheed Martin
  7.65%; 05/01/16                                                       250,000                   303,599
 TransDigm
  8.38%; 07/15/11                                                       500,000                   510,000
                                                                                                1,060,979
AGRICULTURAL OPERATIONS (0.33%)
 Bunge Limited Finance
  4.38%; 12/15/08                                                     2,790,000                 2,781,563
  5.88%; 05/15/13                                                       145,000                   153,381
                                                                                                2,934,944
AIRLINES (0.08%)
 Southwest Airlines
  5.10%; 05/01/06                                                        56,777                    57,110
  5.50%; 11/01/06                                                       650,000                   663,800
                                                                                                  720,910
APPAREL MANUFACTURERS (0.05%)
 Phillips Van-Heusen
  7.75%; 11/15/23                                                       350,000                   360,500
 Russell
  9.25%; 05/01/10                                                       100,000                   103,750
                                                                                                  464,250
ASSET BACKED SECURITIES (3.34%)
 Adjustable Rate Mortgage Trust
  3.59%; 02/25/35 /1/                                                 2,000,000                 2,022,752
 Bear Stearns Asset Backed Securities
  3.26%; 02/25/35 /1/                                                 2,500,000                 2,501,235
  3.62%; 03/25/34 /1/                                                 1,000,000                   999,952
 Chase Funding Mortgage Loan Asset Backed Certificates
  3.31%; 09/25/33 /1/                                                 1,313,015                 1,315,269
  3.52%; 09/25/33 /1/                                                   795,000                   796,098
 Countrywide Asset Backed Certificates
  3.34%; 08/25/32 /1/                                                   500,000                   500,922
  3.39%; 10/25/32 /1/                                                 2,000,000                 2,006,336
  3.52%; 02/25/34 /1/                                                 2,285,713                 2,285,603
  3.61%; 04/25/30                                                       590,000                   588,079
 Financial Asset Securities Corp. AAA Trust
  3.31%; 02/27/35 /1/ /2/                                             1,200,000                 1,200,082
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ASSET BACKED SECURITIES (CONTINUED)
 Master Adjustable Rate
  Mortgages Trust
                                                                   $                       $
  4.12%; 03/25/34 /1/                                                 1,100,000                 1,106,702
 Master Asset Backed Securities Trust
  3.25%; 12/25/34 /1/                                                 2,000,000                 2,002,852
 Morgan Stanley ABS Capital I
  3.24%; 12/25/34 /1/                                                 1,600,000                 1,602,403
  3.89%; 12/25/34 /1/                                                 1,500,000                 1,506,923
 MSDWCC Heloc Trust
  3.21%; 07/25/17 /1/                                                 1,974,685                 1,975,040
 Nomura Asset Acceptance
  3.37%; 02/25/35 /1/ /3/                                             2,908,107                 2,910,379
 Residential Asset Mortgage Products
  3.25%; 12/25/34 /1/                                                 1,525,000                 1,527,359
 Structured Asset Securities
  3.24%; 03/25/35 /1/                                                 2,725,000                 2,726,463
                                                                                               29,574,449
AUTO-CARS & LIGHT TRUCKS (0.53%)
 DaimlerChrysler Holding
  3.20%; 03/07/07 /1/                                                 2,000,000                 1,980,158
  3.77%; 08/08/06 /1/                                                 1,250,000                 1,256,813
  7.25%; 01/18/06                                                       550,000                   559,629
 Nissan Motor Acceptance
  4.63%; 03/08/10 /2/                                                   895,000                   886,345
                                                                                                4,682,945
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.03%)
 Navistar International
  6.25%; 03/01/12 /2/                                                   300,000                   264,000
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.28%)
 ArvinMeritor
  6.80%; 02/15/09                                                       500,000                   461,250
 Delphi Automotive Systems
  6.55%; 06/15/06                                                       250,000                   233,750
 Lear
  7.96%; 05/15/05                                                       285,000                   285,355
 Polypore International
  0.00%; 10/01/12 /1/ /2/ /4/                                           100,000                    56,000
 Stanadyne
  10.00%; 08/15/14                                                      225,000                   218,250
 Tenneco Automotive
  8.63%; 11/15/14 /2/                                                   200,000                   182,500
 TRW Automotive
  9.38%; 02/15/13                                                       400,000                   414,000
 United Components
  9.38%; 06/15/13                                                       500,000                   460,000
 Visteon
  7.00%; 03/10/14                                                       250,000                   174,375
                                                                                                2,485,480
AUTOMOBILE SEQUENTIAL (0.09%)
 Capital Auto Receivables Asset Trust
  4.50%; 10/15/07                                                       406,504                   407,279
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTOMOBILE SEQUENTIAL (CONTINUED)
 DaimlerChrysler Auto Trust
                                                                   $                       $
  5.32%; 09/06/06                                                       143,561                   143,618
 M&I Auto Loan Trust
  3.04%; 10/20/08                                                       250,000                   248,908
                                                                                                  799,805
BEVERAGES-NON-ALCOHOLIC (0.05%)
 Bottling Group
  4.63%; 11/15/12                                                       110,000                   109,866
 Coca-Cola HBC Finance
  5.13%; 09/17/13                                                       345,000                   352,395
                                                                                                  462,261
BEVERAGES-WINE & SPIRITS (0.02%)
 Diageo Capital
  3.38%; 03/20/08                                                       200,000                   195,869
BREWERY (0.25%)
 Cia Brasileira de Bebidas
  8.75%; 09/15/13                                                       220,000                   251,900
  10.50%; 12/15/11                                                      875,000                 1,058,750
 Coors Brewing
  6.38%; 05/15/12                                                       830,000                   903,164
                                                                                                2,213,814
BROADCASTING SERVICES & PROGRAMMING (0.16%)
 Clear Channel Communications
  4.50%; 01/15/10                                                     1,250,000                 1,196,487
 Grupo Televisa
  8.50%; 03/11/32                                                       160,000                   188,800
                                                                                                1,385,287
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.39%)
 Associated Materials
  0.00%; 03/01/14 /1/ /4/                                               500,000                   337,500
 CRH America
  5.30%; 10/15/13                                                       135,000                   137,293
  6.40%; 10/15/33                                                       250,000                   275,616
  6.95%; 03/15/12                                                     1,200,000                 1,341,636
 Masco
  3.21%; 03/09/07 /1/ /2/                                             1,400,000                 1,402,726
                                                                                                3,494,771
BUILDING PRODUCTS-AIR & HEATING (0.00%)
 York International
  6.63%; 08/15/06                                                        35,000                    36,071
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.03%)
 Hanson Overseas
  6.75%; 09/15/05                                                       235,000                   237,729
BUILDING PRODUCTS-WOOD (0.04%)
 Ainsworth Lumber
  6.75%; 03/15/14                                                       250,000                   226,250
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                                       115,000                   112,899
                                                                                                  339,149
BUILDING-RESIDENTIAL & COMMERCIAL (0.25%)
 Beazer Homes
  8.38%; 04/15/12                                                       600,000                   636,000
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (CONTINUED)
 KB Home
                                                                   $                       $
  7.75%; 02/01/10                                                       340,000                   355,913
 Ryland Group
  9.75%; 09/01/10                                                       675,000                   721,094
 Schuler Homes
  9.38%; 07/15/09                                                       500,000                   523,312
                                                                                                2,236,319
CABLE TV (1.24%)
 Charter Communications
  8.38%; 04/30/14 /2/                                                   500,000                   480,000
 Comcast
  5.30%; 01/15/14                                                       805,000                   817,093
  5.50%; 03/15/11                                                       500,000                   517,854
  5.85%; 01/15/10                                                       520,000                   546,556
  7.05%; 03/15/33                                                       500,000                   584,331
 Comcast Cable Communications
  8.38%; 05/01/07                                                       500,000                   538,909
 Cox Communications
  3.55%; 12/14/07 /1/ /2/                                             1,150,000                 1,156,733
  4.63%; 01/15/10 /2/                                                 1,730,000                 1,704,375
  4.63%; 06/01/13                                                       355,000                   337,841
  5.50%; 10/01/15                                                       165,000                   164,345
  7.13%; 10/01/12                                                     1,850,000                 2,055,633
 EchoStar DBS
  6.63%; 10/01/14 /2/                                                 1,000,000                   970,000
 Kabel Deutschland
  10.63%; 07/01/14 /2/                                                  500,000                   527,500
 TCI Communications
  8.00%; 08/01/05                                                       580,000                   586,263
                                                                                               10,987,433
CASINO HOTELS (0.25%)
 Boyd Gaming
  9.25%; 08/01/09                                                     1,000,000                 1,055,000
 Harrah's Operating
  5.50%; 07/01/10                                                       770,000                   787,309
 Turning Stone Casino Resort Enterprise
  9.13%; 12/15/10 /2/                                                   400,000                   410,000
                                                                                                2,252,309
CELLULAR TELECOMMUNICATIONS (0.71%)
 America Movil
  5.50%; 03/01/14                                                       910,000                   886,982
  5.75%; 01/15/15                                                       600,000                   591,193
  6.38%; 03/01/35                                                       530,000                   492,426
 AT&T Wireless Services
  8.13%; 05/01/12                                                       625,000                   738,929
  8.75%; 03/01/31                                                       530,000                   722,790
 Rural Cellular
  8.25%; 03/15/12                                                       255,000                   258,187
 Telus
  7.50%; 06/01/07                                                     1,415,000                 1,502,515
  8.00%; 06/01/11                                                       110,000                   127,050
 Verizon Wireless Capital
  5.38%; 12/15/06                                                       915,000                   933,456
                                                                                                6,253,528
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CHEMICALS-DIVERSIFIED (0.49%)
 Chevron Phillips Chemical
                                                                   $                       $
  7.00%; 03/15/11                                                       655,000                   728,060
 FMC
  6.75%; 05/05/05                                                       850,000                   850,000
  10.25%; 11/01/09                                                      535,000                   591,175
 ICI Wilmington I
  5.63%; 12/01/13                                                       655,000                   664,978
 Lyondell Chemical
  9.50%; 12/15/08                                                       620,000                   661,075
  9.88%; 05/01/07                                                       800,000                   820,000
                                                                                                4,315,288
CHEMICALS-SPECIALTY (0.21%)
 Acetex
  10.88%; 08/01/09                                                      800,000                   844,000
 Hercules
  6.75%; 10/15/29                                                       300,000                   291,750
 Nalco
  8.88%; 11/15/13                                                       425,000                   435,625
 Westlake Chemical
  8.75%; 07/15/11                                                       302,000                   328,425
                                                                                                1,899,800
COAL (0.02%)
 Massey Energy
  6.63%; 11/15/10                                                       180,000                   180,000
COATINGS & PAINT (0.07%)
 Resolution Performance Products
  8.00%; 12/15/09                                                       250,000                   260,625
 Valspar
  6.00%; 05/01/07                                                       305,000                   314,441
                                                                                                  575,066
COMMERCIAL BANKS (0.63%)
 Key Bank National Association
  2.90%; 11/03/09 /1/                                                 3,000,000                 2,999,319
 Royal Bank of Scotland Group
  5.00%; 10/01/14                                                       220,000                   222,772
 U.S. Bank
  6.38%; 08/01/11                                                       275,000                   301,689
 Union Planters Bank
  5.13%; 06/15/07                                                       310,000                   315,835
 United Overseas Bank
  4.50%; 07/02/13 /2/                                                   175,000                   167,453
 Wachovia Bank
  4.88%; 02/01/15                                                     1,100,000                 1,097,809
  7.80%; 08/18/10                                                       385,000                   446,499
                                                                                                5,551,376
COMMERCIAL MORTGAGE BACKED SECURITY (0.23%)
 Structured Adjustable Rate Mortgage Loan Trust
  3.27%; 03/25/35 /1/ /3/                                             2,000,000                 2,000,000
COMMERCIAL SERVICE-FINANCE (0.14%)
 Equifax
  6.30%; 07/01/05                                                     1,275,000                 1,281,050
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMMERCIAL SERVICES (0.16%)
 Iron Mountain
                                                                   $                       $
  6.63%; 01/01/16                                                       350,000                   311,500
  8.25%; 07/01/11                                                       860,000                   860,000
 Quintiles Transnational
  10.00%; 10/01/13                                                      250,000                   270,000
                                                                                                1,441,500
COMPUTER SERVICES (0.09%)
 Unisys
  7.88%; 04/01/08                                                       830,000                   824,813
COMPUTERS-INTEGRATED SYSTEMS (0.00%)
 NCR
  7.13%; 06/15/09                                                        25,000                    27,145
CONTAINERS-METAL & GLASS (0.12%)
 Crown European Holdings
  9.50%; 03/01/11                                                       100,000                   108,000
  10.88%; 03/01/13                                                      300,000                   342,750
 Owens-Brockway
  8.75%; 11/15/12                                                       600,000                   654,000
                                                                                                1,104,750
CONTAINERS-PAPER & PLASTIC (0.03%)
 Intertape Polymer Group
  8.50%; 08/01/14                                                       300,000                   299,498
CREDIT CARD ASSET BACKED SECURITIES (3.42%)
 American Express Credit Account Master Trust
  3.20%; 09/15/11 /1/                                                   400,000                   401,712
  5.53%; 10/15/08                                                       375,000                   380,955
 Bank One Issuance Trust
  3.27%; 03/15/12 /1/                                                 3,550,000                 3,571,343
  3.59%; 05/17/10                                                     1,000,000                   990,367
 Capital One Multi-Asset
  Execution Trust
  3.17%; 12/15/09 /1/                                                 1,140,000                 1,141,796
 Chase Credit Card Master Trust
  3.15%; 05/15/09 /1/                                                 1,500,000                 1,499,708
  3.28%; 01/17/11 /1/                                                 3,100,000                 3,118,572
  3.30%; 10/15/10 /1/                                                 1,550,000                 1,559,598
  3.30%; 02/15/11 /1/                                                 2,500,000                 2,521,317
 Citibank Credit Card Issuance Trust
  3.21%; 05/20/11 /1/                                                 2,300,000                 2,304,517
  3.42%; 06/25/09 /1/                                                 3,250,000                 3,263,656
 Citibank Credit Card Master Trust I
  3.26%; 03/10/11 /1/                                                 1,450,000                 1,457,350
 Citibank Omni-S Master Trust
  7.00%; 09/16/09                                                     2,000,000                 2,025,228
 Discover Card Master Trust I
  5.75%; 12/15/08                                                     1,000,000                 1,021,784
 First USA Credit Card
  Master Trust
  3.33%; 04/18/11 /1/                                                 3,000,000                 3,022,923
 MBNA Credit Card Master
  Note Trust
  3.33%; 10/15/09 /1/                                                 1,600,000                 1,607,989
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 MBNA Credit Card Master
  Note Trust (continued)
                                                                   $                       $
  3.90%; 11/15/07                                                       425,000                   425,367
                                                                                               30,314,182
DATA PROCESSING & MANAGEMENT (0.02%)
 Certegy
  4.75%; 09/15/08                                                       190,000                   192,724
DIAGNOSTIC KITS (0.03%)
 Dade Behring Holdings
  11.91%; 10/03/10                                                      242,561                   264,088
DIALYSIS CENTERS (0.04%)
 DaVita
  7.25%; 03/15/15 /2/                                                   350,000                   340,375
DISTRIBUTION-WHOLESALE (0.14%)
 Ingram Micro
  9.88%; 08/15/08                                                     1,190,000                 1,258,425
DIVERSIFIED FINANCIAL SERVICES (0.30%)
 General Electric Capital
  0.87%; 03/10/40 /1/ /2/                                            16,517,253                   459,411
  4.25%; 12/01/10                                                       735,000                   727,776
  4.63%; 09/15/09                                                       285,000                   287,803
 NiSource Finance
  3.20%; 11/01/06                                                       445,000                   439,031
  7.63%; 11/15/05                                                       730,000                   744,908
                                                                                                2,658,929
DIVERSIFIED MANUFACTURING OPERATIONS (0.27%)
 General Electric
  5.00%; 02/01/13                                                       840,000                   854,888
 J.B. Poindexter
  8.75%; 03/15/14 /2/                                                   300,000                   291,000
 Tyco International Group
  6.38%; 02/15/06                                                       365,000                   371,966
  6.38%; 10/15/11                                                       270,000                   292,591
  6.88%; 01/15/29                                                       500,000                   581,574
                                                                                                2,392,019
DIVERSIFIED MINERALS (0.03%)
 Vale Overseas
  9.00%; 08/15/13                                                       235,000                   265,550
DIVERSIFIED OPERATIONS (0.19%)
 Hutchison Whampoa International
  5.45%; 11/24/10 /2/                                                   300,000                   307,257
  6.50%; 02/13/13 /2/                                                   425,000                   455,629
 Noble Group
  6.63%; 03/17/15 /2/                                                 1,005,000                   895,864
                                                                                                1,658,750
E-COMMERCE-PRODUCTS (0.02%)
 FTD
  7.75%; 02/15/14                                                       140,000                   139,300
E-COMMERCE-SERVICES (0.11%)
 InterActiveCorp
  6.75%; 11/15/05                                                     1,000,000                 1,013,019
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-GENERATION (0.13%)
 CE Casecnan Water & Energy
                                                                   $                       $
  11.45%; 11/15/05                                                      253,279                   253,279
 Korea East-West Power
  4.88%; 04/21/11 /2/                                                   195,000                   194,896
 Tenaska Oklahoma
  6.53%; 12/30/14 /2/                                                   295,556                   300,512
 Tenaska Virginia Partners
  6.12%; 03/30/24 /2/                                                   353,946                   372,787
                                                                                                1,121,474
ELECTRIC-INTEGRATED (2.78%)
 Appalachian Power
  3.42%; 06/29/07 /1/                                                 2,500,000                 2,505,730
 Arizona Public Service
  5.80%; 06/30/14                                                       425,000                   449,606
  6.50%; 03/01/12                                                       395,000                   434,788
 Carolina Power & Light
  6.50%; 07/15/12                                                       200,000                   218,649
  6.65%; 04/01/08                                                       200,000                   211,925
 Centerpoint Energy
  5.88%; 06/01/08                                                       175,000                   181,120
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                                       145,000                   141,933
 Columbus Southern Power
  6.85%; 10/03/05                                                       355,000                   359,672
 Consumers Energy
  4.25%; 04/15/08                                                        70,000                    69,597
 Dayton Power & Light
  5.13%; 10/01/13 /2/                                                   400,000                   407,420
 Dominion Resources
  3.09%; 05/15/06 /1/                                                 1,795,000                 1,799,579
  8.13%; 06/15/10                                                       725,000                   835,024
 Entergy Gulf States
  3.60%; 06/01/08                                                       165,000                   161,360
 Exelon
  6.75%; 05/01/11                                                       155,000                   170,129
 FirstEnergy
  5.50%; 11/15/06                                                       400,000                   407,399
  6.45%; 11/15/11                                                       600,000                   644,396
 FPL Group Capital
  3.25%; 04/11/06                                                       390,000                   388,152
 Georgia Power
  2.99%; 02/17/09 /1/                                                 1,750,000                 1,750,849
 Indianapolis Power & Light
  7.38%; 08/01/07                                                       390,000                   408,771
 Inergy
  6.88%; 12/15/14 /2/                                                   375,000                   356,250
 Jersey Central Power & Light
  5.63%; 05/01/16                                                       180,000                   186,297
 MidAmerican Energy Holdings
  3.50%; 05/15/08                                                       975,000                   944,703
  4.63%; 10/01/07                                                       180,000                   180,306
 MSW Energy Holdings II
  7.38%; 09/01/10                                                       350,000                   348,250
 Northeast Utilities
  3.30%; 06/01/08                                                       140,000                   135,769
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Ohio Power
                                                                   $                       $
  4.85%; 01/15/14                                                       325,000                   322,635
 Oncor Electric Delivery
  6.38%; 05/01/12                                                       225,000                   244,682
  7.25%; 01/15/33                                                       115,000                   140,425
 Pacific Gas & Electric
  3.60%; 03/01/09                                                       395,000                   384,158
  6.05%; 03/01/34                                                     1,145,000                 1,223,484
 Pepco Holdings
  3.75%; 02/15/06                                                       505,000                   504,024
 Pinnacle West Energy
  3.63%; 04/01/07 /1/ /2/                                               830,000                   829,608
 Power Contract Financing
  5.20%; 02/01/06 /2/                                                    96,104                    96,992
 PPL Energy Supply
  5.40%; 08/15/14                                                       535,000                   550,572
  6.40%; 11/01/11                                                        50,000                    54,263
 Progress Energy
  6.75%; 03/01/06                                                       534,000                   545,989
 PSEG Power
  6.95%; 06/01/12                                                     1,000,000                 1,114,763
 PSI Energy
  5.00%; 09/15/13                                                       325,000                   328,233
 Puget Energy
  3.36%; 06/01/08                                                       175,000                   169,044
 Southern California Edison
  5.00%; 01/15/14                                                       415,000                   420,138
  5.00%; 01/15/16                                                       755,000                   754,758
  8.00%; 02/15/07                                                        87,000                    92,642
 Southwestern Electric Power
  4.50%; 07/01/05                                                        80,000                    80,138
 TXU Energy
  6.13%; 03/15/08                                                     2,665,000                 2,768,365
 Virginia Electric & Power
  4.50%; 12/15/10                                                       325,000                   322,189
                                                                                               24,644,776
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.12%)
 Celestica
  7.88%; 07/01/11                                                       300,000                   298,500
 Communications & Power Industries
  8.00%; 02/01/12                                                       250,000                   241,250
 Flextronics International
  6.25%; 11/15/14                                                       300,000                   277,500
  6.50%; 05/15/13                                                       300,000                   286,500
                                                                                                1,103,750
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.08%)
 Amkor Technology
  9.25%; 02/15/08                                                       450,000                   399,375
 Freescale Semiconductor
  6.88%; 07/15/11                                                       300,000                   307,500
                                                                                                  706,875
EXPORT/IMPORT BANK (0.06%)
 Export-Import Bank of Korea
  4.50%; 08/12/09                                                       500,000                   497,169
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FEDERAL & FEDERALLY SPONSORED CREDIT (0.04%)
 Federal Farm Credit Bank
                                                                   $                       $
  7.25%; 06/12/07                                                       180,000                   191,920
 Housing Urban Development
  2.99%; 08/01/05                                                       125,000                   124,947
                                                                                                  316,867
FIDUCIARY BANKS (0.14%)
 State Street Capital Trust II
  3.29%; 02/15/08 /1/                                                 1,250,000                 1,253,962
FILTRATION & SEPARATION PRODUCTS (0.02%)
 Polypore
  8.75%; 05/15/12                                                       250,000                   211,250
FINANCE-AUTO LOANS (0.59%)
 Ford Motor Credit
  5.70%; 01/15/10                                                     1,300,000                 1,174,950
  5.80%; 01/12/09                                                       225,000                   209,362
  6.13%; 01/09/06                                                       400,000                   401,838
  6.50%; 01/25/07                                                       905,000                   904,909
  7.88%; 06/15/10                                                     1,165,000                 1,121,193
 General Motors Acceptance
  4.39%; 10/20/05 /1/                                                 1,000,000                   997,837
  6.13%; 08/28/07                                                       140,000                   136,415
 Toyota Motor Credit
  2.80%; 01/18/06                                                       250,000                   248,467
                                                                                                5,194,971
FINANCE-COMMERCIAL (0.33%)
 CIT Group
  2.99%; 02/15/07 /1/                                                   875,000                   876,659
 Textron Financial
  3.47%; 10/06/06 /1/                                                 2,000,000                 2,007,556
                                                                                                2,884,215
FINANCE-CONSUMER LOANS (0.87%)
 Household Finance
  4.13%; 12/15/08                                                       700,000                   691,935
  4.13%; 11/16/09                                                     1,100,000                 1,079,569
  4.63%; 01/15/08                                                       100,000                   100,800
  4.75%; 07/15/13                                                       275,000                   271,973
  5.75%; 01/30/07                                                       700,000                   719,061
  7.00%; 05/15/12                                                     1,970,000                 2,222,325
 HSBC Finance
  3.08%; 11/16/09 /1/                                                 2,500,000                 2,510,572
  6.38%; 10/15/11                                                       110,000                   119,785
                                                                                                7,716,020
FINANCE-CREDIT CARD (0.65%)
 Capital One Bank
  5.00%; 06/15/09                                                     1,350,000                 1,365,345
  6.88%; 02/01/06                                                     2,500,000                 2,555,745
 Capital One Financial
  4.80%; 02/21/12                                                       335,000                   329,660
 MBNA
  3.64%; 05/05/08 /1/                                                 1,525,000                 1,524,099
                                                                                                5,774,849
FINANCE-INVESTMENT BANKER & BROKER (3.23%)
 BCP Crystal U.S. Holdings
  9.63%; 06/15/14                                                       150,000                   165,375
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Bear Stearns
                                                                   $                       $
  3.00%; 03/30/06                                                       615,000                   610,968
  3.23%; 09/09/09 /1/                                                 1,500,000                 1,503,810
  3.49%; 01/30/09 /1/                                                 1,000,000                 1,004,888
  3.59%; 06/25/34 /1/                                                 1,225,000                 1,223,302
 Citigroup
  5.88%; 02/22/33                                                       230,000                   241,178
  6.63%; 06/15/32                                                       360,000                   413,896
 Credit Suisse First Boston
  3.38%; 01/15/10 /1/                                                 1,500,000                 1,501,482
 E*Trade Financial
  8.00%; 06/15/11                                                       500,000                   512,500
 Goldman Sachs Group
  3.12%; 03/02/10 /1/                                                 1,500,000                 1,496,637
  3.49%; 07/23/09 /1/                                                 2,000,000                 2,007,878
  3.88%; 01/15/09                                                       500,000                   490,725
  5.13%; 01/15/15                                                     1,750,000                 1,747,688
  5.15%; 01/15/14                                                       175,000                   176,136
  5.25%; 04/01/13                                                       735,000                   747,695
  5.25%; 10/15/13                                                       175,000                   177,460
  6.60%; 01/15/12                                                       830,000                   912,428
  6.65%; 05/15/09                                                        75,000                    80,927
 Lehman Brothers Holdings
  3.02%; 11/10/09 /1/                                                 3,000,000                 3,007,782
  4.80%; 03/13/14                                                       625,000                   618,164
 Merrill Lynch
  2.99%; 02/05/10 /1/                                                 1,500,000                 1,501,084
  3.02%; 02/06/09 /1/                                                 1,500,000                 1,504,125
  5.00%; 01/15/15                                                     1,935,000                 1,937,806
  5.45%; 07/15/14                                                       985,000                 1,017,282
 Morgan Stanley
  3.42%; 01/15/10 /1/                                                 3,000,000                 3,007,221
  5.30%; 03/01/13                                                       290,000                   296,351
  6.75%; 04/15/11                                                       465,000                   513,605
 Refco Finance Holdings
  9.00%; 08/01/12 /2/                                                   225,000                   243,000
                                                                                               28,661,393
FINANCE-LEASING COMPANY (0.25%)
 Boeing Capital
  5.65%; 05/15/06                                                       200,000                   203,593
 International Lease Finance
  3.54%; 01/15/10 /1/                                                 2,000,000                 1,995,330
                                                                                                2,198,923
FINANCE-MORTGAGE LOAN/BANKER (5.89%)
 Countrywide Home Loan
  3.05%; 11/16/07 /1/                                                   750,000                   750,797
  3.40%; 06/02/06 /1/                                                 1,500,000                 1,505,454
  4.25%; 12/19/07                                                       120,000                   119,460
  4.50%; 01/25/33                                                       103,153                   102,593
  5.50%; 02/01/07                                                       255,000                   260,278
 Federal Home Loan Bank System
  3.88%; 06/14/13                                                       550,000                   531,127
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal Home Loan Mortgage
                                                                   $                       $
  2.65%; 05/30/08                                                     1,750,000                 1,678,906
  3.25%; 06/15/18 /1/                                                 2,034,810                 2,040,703
  3.30%; 02/15/30 /1/                                                 1,679,221                 1,685,370
  3.30%; 05/15/30 /1/                                                 1,331,960                 1,335,323
  3.40%; 06/15/23 /1/                                                 1,954,474                 1,969,272
  4.50%; 07/15/13 /5/                                                 6,100,000                 6,109,235
  4.63%; 05/28/13                                                       675,000                   660,511
  4.75%; 10/11/12                                                       300,000                   299,443
  4.75%; 05/06/13                                                       575,000                   563,781
  5.13%; 11/07/13                                                       600,000                   601,921
  6.25%; 07/15/32                                                     4,425,000                 5,271,923
  6.75%; 03/15/31                                                       762,000                   958,207
 Federal National Mortgage Association
  2.30%; 03/28/06                                                       675,000                   667,198
  2.88%; 05/19/08                                                       550,000                   531,510
  3.22%; 01/25/23 /1/                                                 2,458,063                 2,456,792
  3.27%; 11/25/22 /1/                                                 1,481,633                 1,483,375
  3.27%; 03/25/35 /1/                                                 1,488,963                 1,489,235
  3.32%; 02/25/18 /1/                                                 1,760,384                 1,765,158
  3.32%; 02/25/32 /1/                                                 2,200,000                 2,208,105
  3.70%; 11/01/07                                                       440,000                   435,246
  3.88%; 11/17/08                                                     1,275,000                 1,260,006
  4.32%; 07/26/07                                                       175,000                   175,337
  4.75%; 02/21/13                                                       800,000                   795,339
  5.25%; 01/15/09                                                       350,000                   363,344
  6.00%; 05/15/11                                                        75,000                    81,370
  7.25%; 01/15/10                                                       250,000                   281,806
  7.25%; 05/15/30                                                     2,900,000                 3,841,079
 Federal National Mortgage Association Whole Loan
  3.22%; 05/25/35 /1/                                                 2,717,339                 2,717,304
 Greenpoint Mortgage Funding
  3.36%; 06/25/45 /1/ /3/                                             2,700,000                 2,700,000
  3.72%; 05/31/35 /1/ /3/ /6/                                         2,500,000                 2,500,000
                                                                                               52,196,508
FINANCE-OTHER SERVICES (0.06%)
 American Real Estate Partners/American Real Estate Finance
  7.13%; 02/15/13 /2/                                                   250,000                   241,875
 Athena Neurosciences Finance
  7.25%; 02/21/08                                                       300,000                   261,750
                                                                                                  503,625
FOOD-DAIRY PRODUCTS (0.05%)
 Dean Foods
  6.75%; 06/15/05                                                       450,000                   450,000
FOOD-FLOUR & GRAIN (0.04%)
 Burns Philp Capital Property
  9.50%; 11/15/10                                                       325,000                   353,438
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-MEAT PRODUCTS (0.04%)
 Tyson Foods
                                                                   $                       $
  6.75%; 06/01/05                                                       325,000                   325,659
FOOD-MISCELLANEOUS/DIVERSIFIED (0.20%)
 Corn Products International
  8.45%; 08/15/09                                                       205,000                   233,195
 Kellogg
  6.00%; 04/01/06                                                       285,000                   290,704
 Kraft Foods
  4.63%; 11/01/06                                                     1,200,000                 1,208,635
                                                                                                1,732,534
FOOD-RETAIL (0.09%)
 Delhaize America
  7.38%; 04/15/06                                                       325,000                   333,625
 Safeway
  7.00%; 09/15/07                                                       440,000                   463,428
                                                                                                  797,053
FOOD-WHOLESALE & DISTRIBUTION (0.01%)
 Sysco International
  6.10%; 06/01/12                                                       100,000                   109,288
GAS-DISTRIBUTION (0.27%)
 Colorado Interstate Gas
  10.00%; 06/15/05                                                      650,000                   653,537
 Sempra Energy
  4.75%; 05/15/09                                                       475,000                   475,924
  6.95%; 12/01/05                                                     1,200,000                 1,220,981
                                                                                                2,350,442
HOME DECORATION PRODUCTS (0.02%)
 Newell Rubbermaid
  4.00%; 05/01/10                                                        95,000                    92,441
  4.63%; 12/15/09                                                        95,000                    94,898
                                                                                                  187,339
HOME EQUITY-OTHER (3.29%)
 ACE Securities
  3.25%; 03/25/35 /1/                                                   800,000                   801,012
 Asset Backed Funding Certificates
  3.28%; 02/25/35 /1/                                                 2,274,395                 2,274,288
 CDC Mortgage Capital Trust
  3.59%; 06/25/34 /1/                                                   700,000                   702,732
 First NLC Trust
  3.42%; 05/25/35 /1/ /3/                                             2,000,000                 2,000,000
 Long Beach Mortgage Loan Trust
  3.55%; 06/25/34 /1/                                                   310,000                   310,787
  4.10%; 06/25/34 /1/                                                   370,000                   374,804
 Option One Mortgage Loan Trust
  3.26%; 02/25/35 /1/                                                 2,500,000                 2,505,822
  3.31%; 05/25/35 /1/ /3/                                             3,000,000                 3,000,000
  3.32%; 11/25/34 /1/                                                   500,000                   501,347
  3.55%; 05/25/34 /1/                                                   850,000                   853,475
  4.02%; 02/25/35 /1/                                                   600,000                   604,360
  4.07%; 05/25/34 /1/                                                   850,000                   849,958
 Saxon Asset Securities Trust
  3.24%; 03/25/35 /1/                                                 2,200,000                 2,201,962
  3.36%; 12/26/34 /1/                                                 2,000,000                 2,008,040
  3.54%; 03/25/35 /1/                                                 2,500,000                 2,496,473
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-OTHER (CONTINUED)
 Saxon Asset Securities Trust (continued)
                                                                   $                       $
  4.15%; 03/25/35 /1/                                                 1,125,000                 1,135,916
 Specialty Underwriting & Residential Finance
  3.25%; 12/25/35 /1/                                                 2,500,000                 2,499,883
  3.27%; 03/25/36 /1/ /3/                                             2,175,000                 2,175,000
  3.53%; 02/25/35 /1/                                                   750,000                   752,546
 Wells Fargo Home Equity Trust
  3.52%; 04/25/34 /1/                                                 1,140,000                 1,139,962
                                                                                               29,188,367
HOME EQUITY-SEQUENTIAL (1.88%)
 Ameriquest Mortgage Securities
  3.32%; 03/25/35 /1/                                                 1,742,017                 1,743,518
  4.37%; 10/25/33                                                     1,500,000                 1,498,863
 New Century Home Equity Loan Trust
  3.31%; 03/25/35 /1/                                                 2,670,427                 2,673,137
  3.74%; 01/25/34 /1/                                                 1,500,000                 1,511,839
 Residential Asset Securities
  3.28%; 08/25/29                                                       300,000                   297,813
  3.29%; 04/25/35 /1/ /3/                                             2,475,000                 2,475,000
  3.46%; 10/25/33 /1/                                                 1,700,000                 1,708,179
  3.61%; 12/25/33 /1/                                                 2,000,000                 2,009,702
  4.17%; 03/25/35 /1/                                                   875,000                   875,646
  4.70%; 10/25/31                                                     1,500,000                 1,510,049
  4.82%; 04/25/32 /1/                                                   386,297                   388,217
                                                                                               16,691,963
HOTELS & MOTELS (0.09%)
 HMH Properties
  7.88%; 08/01/08                                                       760,000                   775,200
INDEPENDENT POWER PRODUCER (0.02%)
 Reliant Energy
  6.75%; 12/15/14                                                       200,000                   177,000
INDUSTRIAL AUTOMATION & ROBOTS (0.04%)
 Rockwell International
  6.63%; 06/01/05                                                        75,000                    75,157
 UNOVA
  7.00%; 03/15/08                                                       300,000                   304,500
                                                                                                  379,657
INDUSTRIAL GASES (0.04%)
 Praxair
  4.75%; 07/15/07                                                        80,000                    80,923
  6.50%; 03/01/08                                                       235,000                   247,916
                                                                                                  328,839
INSURANCE BROKERS (0.11%)
 Marsh & McLennan
  3.28%; 07/13/07 /1/                                                 1,000,000                   993,437
INVESTMENT COMPANIES (0.14%)
 Canadian Oil Sands
  4.80%; 08/10/09 /2/                                                 1,250,000                 1,251,058
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
LIFE & HEALTH INSURANCE (0.37%)
 Hartford Life Global Funding Trusts
                                                                   $                       $
  3.18%; 09/15/09 /1/                                                 2,750,000                 2,738,139
 Nationwide Financial Services
  5.63%; 02/13/15                                                        45,000                    46,343
 Torchmark
  6.25%; 12/15/06                                                       500,000                   517,142
                                                                                                3,301,624
LINEN SUPPLY & RELATED ITEMS (0.02%)
 Cintas
  5.13%; 06/01/07                                                       175,000                   178,830
MACHINERY TOOLS & RELATED PRODUCTS (0.15%)
 Kennametal
  7.20%; 06/15/12                                                     1,200,000                 1,334,851
MACHINERY-CONSTRUCTION & MINING (0.05%)
 Terex
  9.25%; 07/15/11                                                       400,000                   434,000
MACHINERY-FARM (0.05%)
 Case
  7.25%; 01/15/16                                                       300,000                   277,500
 Case New Holland
  9.25%; 08/01/11 /2/                                                   200,000                   204,000
                                                                                                  481,500
MEDICAL INFORMATION SYSTEM (0.04%)
 NDCHealth
  10.50%; 12/01/12                                                      350,000                   369,250
MEDICAL PRODUCTS (0.03%)
 Medical Device Manufacturing
  10.00%; 07/15/12                                                      250,000                   267,500
MEDICAL-DRUGS (0.10%)
 Biovail
  7.88%; 04/01/10                                                       475,000                   472,625
 Schering-Plough
  5.55%; 12/01/13                                                       385,000                   399,522
                                                                                                  872,147
MEDICAL-GENERIC DRUGS (0.03%)
 Alpharma
  8.63%; 05/01/11 /2/                                                   250,000                   242,500
MEDICAL-HMO (0.42%)
 Anthem
  4.88%; 08/01/05                                                       430,000                   430,978
 Coventry Health Care
  5.88%; 01/15/12 /2/                                                 1,625,000                 1,616,875
 Pacificare Health Systems
  10.75%; 06/01/09                                                      250,000                   277,500
 WellPoint
  3.75%; 12/14/07 /2/                                                   560,000                   553,197
  4.25%; 12/15/09 /2/                                                   420,000                   414,275
  5.00%; 12/15/14 /2/                                                   465,000                   468,504
                                                                                                3,761,329
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-HOSPITALS (0.24%)
 HCA
                                                                   $                       $
  5.25%; 11/06/08                                                       330,000                   329,894
  6.38%; 01/15/15                                                       400,000                   401,443
  6.95%; 05/01/12                                                       690,000                   719,275
  7.13%; 06/01/06                                                       210,000                   215,494
  9.00%; 12/15/14                                                       200,000                   233,698
 United Surgical Partners International
  10.00%; 12/15/11                                                      225,000                   247,500
                                                                                                2,147,304
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.03%)
 Select Medical
  7.63%; 02/01/15 /2/                                                   300,000                   294,750
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.06%)
 Bergen Brunswig
  7.25%; 06/01/05                                                       570,000                   571,653
METAL PROCESSORS & FABRICATION (0.13%)
 Mueller Group
  10.00%; 05/01/12                                                      300,000                   322,500
 Trimas
  9.88%; 06/15/12                                                       375,000                   369,375
 Wolverine Tube
  7.38%; 08/01/08 /2/                                                   505,000                   459,550
                                                                                                1,151,425
METAL-ALUMINUM (0.02%)
 Novelis
  7.25%; 02/15/15 /2/                                                   225,000                   217,688
METAL-DIVERSIFIED (0.07%)
 Falconbridge
  5.38%; 06/01/15                                                       100,000                    96,912
  7.35%; 06/05/12                                                       435,000                   482,130
                                                                                                  579,042
MISCELLANEOUS INVESTING (0.56%)
 iStar Financial
  3.30%; 03/03/08 /1/                                                 1,175,000                 1,166,473
  4.25%; 03/12/07 /1/                                                 1,750,000                 1,773,081
  4.88%; 01/15/09                                                       515,000                   510,516
  5.15%; 03/01/12                                                     1,000,000                   977,617
 Thornburg Mortgage
  8.00%; 05/15/13                                                       375,000                   376,875
 United Dominion Realty Trust
  6.50%; 06/15/09                                                       155,000                   165,294
                                                                                                4,969,856
MISCELLANEOUS MANUFACTURERS (0.12%)
 Borden
  9.20%; 03/15/21                                                       250,000                   237,500
 Propex Fabrics
  10.00%; 12/01/12                                                      175,000                   166,250
 Samsonite
  8.88%; 06/01/11                                                       600,000                   618,000
                                                                                                1,021,750
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (0.71%)
 HSBC Holdings
                                                                   $                       $
  5.25%; 12/12/12                                                       100,000                   102,522
 JP Morgan Chase
  3.14%; 03/09/09 /1/                                                 2,000,000                 2,004,960
  4.75%; 03/01/15                                                     1,725,000                 1,695,646
  5.25%; 05/01/15                                                     2,480,000                 2,532,194
                                                                                                6,335,322
MORTGAGE BACKED SECURITIES (7.18%)
 1301 Avenue of the Americas Trust
  7.54%; 08/03/10 /1/ /2/                                             1,150,000                 1,161,297
 Banc of America Commercial Mortgage
  0.04%; 11/10/38 /1/ /2/                                             6,772,316                   129,338
 Bear Stearns Adjustable Rate Mortgage Trust
  3.51%; 06/25/34 /1/                                                   610,000                   595,209
 Bear Stearns Commercial Mortgage Securities
  0.79%; 05/11/39 /1/ /2/                                             5,383,753                   134,987
  3.27%; 06/15/17 /1/ /2/                                             2,750,000                 2,750,778
 Bella Vista Mortgage Trust
  3.30%; 01/22/45 /1/                                                 2,945,643                 2,948,238
 Carrington Mortgage Loan Trust
  3.28%; 01/25/35 /1/                                                 1,225,000                 1,226,526
 Chase Commercial Mortgage Securities
  7.03%; 01/15/32                                                       181,211                   190,215
 Chase Manhattan Bank-First Union National Bank Commercial
  Mortgage Trust
  7.13%; 08/15/31                                                       245,691                   255,685
 Countrywide Alternative Loan Trust
  3.24%; 05/25/35 /1/ /3/                                                99,760                    99,806
 CS First Boston Mortgage Securities
  0.08%; 11/15/37 /1/ /2/                                            17,719,690                   379,095
  0.75%; 05/15/36 /1/ /2/                                            10,755,262                   208,652
  0.87%; 07/15/36 /1/ /2/                                            10,493,993                   308,156
  1.72%; 03/15/36 /1/ /2/                                            10,763,839                   502,359
  3.62%; 05/25/34 /1/                                                   725,000                   721,232
  7.95%; 09/15/41 /1/                                                   345,000                   388,524
 First Union National Bank Commercial Mortgage
  6.14%; 02/12/34                                                       150,000                   162,339
  8.09%; 05/17/32                                                       500,000                   571,435
 GMAC Commercial Mortgage Securities
  1.13%; 03/10/38 /1/ /2/                                             7,733,738                   295,151
 GMAC Mortgage Corporation Loan Trust
  3.20%; 08/25/35 /1/ /3/                                             1,500,000                 1,500,000
 Greenwich Capital Commercial Funding
  0.55%; 06/10/36 /1/ /2/                                            88,281,500                 1,455,497
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 IMPAC Commercial Mortgage Trust
  3.17%; 08/25/35 /1/ /3/                                          $  1,750,000            $    1,750,000
  3.33%; 04/25/35 /1/                                                 1,985,020                 1,985,097
  3.40%; 01/25/35 /1/                                                 3,211,263                 3,223,514
  3.45%; 04/25/35 /1/ /3/                                             1,481,725                 1,481,725
  3.49%; 10/25/33 /1/                                                 2,096,672                 2,097,654
  4.02%; 10/25/33 /1/                                                 2,154,714                 2,170,872
 IMPAC Secured Assets Commercial Mortgage Owner Trust
  3.29%; 12/25/31 /1/                                                 2,750,000                 2,748,664
 Indymac Index Mortgage
  Loan Trust
  3.29%; 04/25/35 /1/ /3/                                             1,600,000                 1,600,000
  3.35%; 04/25/35 /1/                                                 1,486,552                 1,487,991
 JP Morgan Chase Commercial Mortgage Securities
  0.05%; 01/15/42 /1/ /2/                                            19,873,410                   359,391
  1.33%; 01/12/39 /1/ /2/                                             7,831,778                   383,890
 LB-UBS Commercial
  Mortgage Trust
  0.21%; 03/15/36 /1/ /2/                                             4,991,503                   143,291
  0.86%; 03/15/34 /1/ /2/                                             1,416,403                    28,348
  0.93%; 08/15/36 /1/ /2/                                             8,040,179                   248,852
  1.37%; 03/15/36 /1/ /2/                                             4,507,091                   214,393
  4.90%; 06/15/26                                                       490,000                   497,979
  6.37%; 12/15/28                                                       400,000                   436,618
 Merrill Lynch Mortgage Investors
  3.22%; 02/25/36 /1/                                                 2,175,000                 2,174,898
  3.58%; 01/25/35 /1/                                                 1,260,000                 1,259,941
 Merrill Lynch Mortgage Trust
  0.76%; 02/12/42 /1/                                                21,055,352                   455,827
 Morgan Stanley Capital I
  1.30%; 01/13/41 /1/ /2/                                             5,100,000                   240,511
  4.57%; 12/18/32                                                        54,182                    54,334
  6.20%; 07/15/33                                                       400,000                   420,281
  6.54%; 02/15/31                                                        50,000                    52,848
  7.70%; 11/15/28 /1/ /2/                                                21,853                    22,059
 NationsLink Funding
  7.23%; 06/20/31                                                       115,000                   124,263
 Sequoia Mortgage Trust
  3.22%; 02/20/35 /1/                                                 3,312,127                 3,310,554
 Structured Asset Mortgage
  3.70%; 05/31/35 /1/ /3/ /6/                                         2,500,000                 2,500,000
 Wachovia Bank Commercial Mortgage Trust
  0.47%; 03/15/42 /1/ /2/                                            83,100,000                 1,364,502
  0.64%; 10/15/41 /1/ /2/                                            47,364,584                 1,109,610
 Washington Mutual
  3.18%; 01/25/45 /1/                                                 2,150,633                 2,153,631
  3.26%; 04/25/45 /1/ /3/                                             1,225,000                 1,225,000
  3.27%; 01/25/45 /1/                                                 2,775,000                 2,768,043
  3.30%; 04/25/45 /1/ /3/                                             1,225,000                 1,225,000
  3.40%; 01/25/45 /1/                                                 1,999,559                 1,961,456
  3.44%; 07/25/44 /1/                                                 2,349,203                 2,357,317
  3.81%; 06/25/34 /1/                                                   935,000                   913,590
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Washington Mutual (continued)
  3.97%; 03/25/33                                                  $    336,000            $      332,289
  4.69%; 05/25/35 /3/                                                   760,000                   757,195
                                                                                               63,625,947
MULTI-LINE INSURANCE (0.95%)
 Assurant
  6.75%; 02/15/34                                                       550,000                   607,761
 CNA Financial
  5.85%; 12/15/14                                                     1,400,000                 1,418,613
 MetLife
  5.25%; 12/01/06                                                     1,500,000                 1,531,311
 Metropolitan Life Global Funding I
  3.18%; 03/17/09 /1/ /2/                                             1,625,000                 1,623,692
 XL Capital
  5.25%; 09/15/14                                                     2,905,000                 2,889,958
  6.50%; 01/15/12                                                       310,000                   332,465
                                                                                                8,403,800
MULTIMEDIA (1.07%)
 AOL Time Warner
  5.63%; 05/01/05                                                       630,000                   630,000
  6.13%; 04/15/06                                                     1,910,000                 1,948,951
  6.15%; 05/01/07                                                       590,000                   611,327
  7.63%; 04/15/31                                                     2,165,000                 2,638,265
 News America
  4.75%; 03/15/10                                                        70,000                    70,344
  5.30%; 12/15/14                                                       520,000                   520,871
  6.20%; 12/15/34                                                     1,000,000                 1,008,905
  6.63%; 01/09/08                                                     1,625,000                 1,711,019
 Walt Disney
  5.38%; 06/01/07                                                       345,000                   352,570
                                                                                                9,492,252
MUSIC (0.03%)
 Warner Music Group
  7.38%; 04/15/14                                                       250,000                   250,000
MUTUAL INSURANCE (0.40%)
 Liberty Mutual Group
  5.75%; 03/15/14 /2/                                                 2,180,000                 2,176,833
  6.50%; 03/15/35 /2/                                                 1,135,000                 1,100,079
  7.00%; 03/15/34 /2/                                                   290,000                   299,503
                                                                                                3,576,415
NON-FERROUS METALS (0.05%)
 Codelco
  5.50%; 10/15/13 /2/                                                   180,000                   185,471
  6.38%; 11/30/12 /2/                                                   200,000                   217,768
                                                                                                  403,239
NON-HAZARDOUS WASTE DISPOSAL (0.15%)
 Allied Waste North America
  5.75%; 02/15/11                                                       200,000                   175,500
  9.25%; 09/01/12                                                       250,000                   263,750
 Waste Management
  5.00%; 03/15/14                                                       260,000                   258,148
  7.00%; 07/15/28                                                       565,000                   643,711
                                                                                                1,341,109
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OFFICE AUTOMATION & EQUIPMENT (0.05%)
 Xerox
                                                                   $                       $
  7.63%; 06/15/13                                                       400,000                   427,000
OIL & GAS DRILLING (0.10%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                                       250,000                   249,576
 Precision Drilling
  5.63%; 06/01/14                                                       600,000                   622,498
                                                                                                  872,074
OIL COMPANY-EXPLORATION & PRODUCTION (1.21%)
 Alberta Energy
  7.38%; 11/01/31                                                       425,000                   525,166
 Callon Petroleum
  9.75%; 12/08/10                                                       350,000                   362,250
 Chesapeake Energy
  6.63%; 01/15/16 /2/                                                   250,000                   246,250
  8.13%; 04/01/11                                                       750,000                   787,500
 Devon Financing
  7.88%; 09/30/31                                                       900,000                 1,134,877
 Energy Partners
  8.75%; 08/01/10                                                       250,000                   262,500
 Husky Energy
  6.15%; 06/15/19                                                       500,000                   531,427
 Nexen
  5.05%; 11/20/13                                                     2,000,000                 1,992,270
  7.88%; 03/15/32                                                       100,000                   122,695
 Paramount Resources
  8.50%; 01/31/13                                                       300,000                   291,000
 Pemex Project Funding Master Trust
  7.38%; 12/15/14                                                       150,000                   162,975
  8.00%; 11/15/11                                                       920,000                 1,023,960
 Pioneer Natural Resources
  5.88%; 07/15/16                                                     1,725,000                 1,710,191
 Pogo Producing
  6.63%; 03/15/15 /2/                                                   225,000                   223,312
 Swift Energy
  9.38%; 05/01/12                                                       475,000                   508,250
 Union Pacific Resources Group
  6.50%; 05/15/05                                                       465,000                   465,386
 Woodside Finance
  6.70%; 08/01/11 /2/                                                   150,000                   167,956
 XTO Energy
  6.25%; 04/15/13                                                       185,000                   200,730
                                                                                               10,718,695
OIL COMPANY-INTEGRATED (0.36%)
 Amerada Hess
  7.30%; 08/15/31                                                     1,025,000                 1,171,631
 Conoco
  6.95%; 04/15/29                                                       100,000                   121,921
 Occidental Petroleum
  4.00%; 11/30/07                                                       285,000                   282,818
 PanCanadian Energy
  7.20%; 11/01/31                                                       125,000                   151,474
 Petrobras International Finance
  8.38%; 12/10/18                                                       375,000                   382,969
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
 Petrobras International Finance (continued)
                                                                   $                       $
  9.13%; 02/01/07                                                       100,000                   107,500
  9.13%; 07/02/13                                                       290,000                   317,550
  9.75%; 07/06/11                                                        85,000                    98,175
 Petronas Capital
  7.88%; 05/22/22 /2/                                                   420,000                   515,162
                                                                                                3,149,200
OIL FIELD MACHINERY & EQUIPMENT (0.07%)
 Cooper Cameron
  2.65%; 04/15/07                                                       650,000                   628,997
OIL REFINING & MARKETING (0.48%)
 CITGO Petroleum
  6.00%; 10/15/11                                                       400,000                   389,000
 Enterprise Products Operating
  4.00%; 10/15/07                                                       815,000                   800,124
  5.75%; 03/01/35 /2/                                                   630,000                   585,977
 Enterprise Products Partners
  6.38%; 02/01/13                                                       320,000                   341,272
 Tesoro Petroleum
  9.63%; 11/01/08                                                     1,020,000                 1,086,300
 Valero Energy
  6.88%; 04/15/12                                                       425,000                   467,234
  7.38%; 03/15/06                                                       600,000                   616,699
                                                                                                4,286,606
OIL-FIELD SERVICES (0.35%)
 Halliburton
  4.65%; 10/17/05 /1/                                                   500,000                   503,058
  5.50%; 10/15/10                                                     1,660,000                 1,727,723
  6.00%; 08/01/06                                                       525,000                   535,812
 Key Energy Services
  8.38%; 03/01/08                                                       300,000                   310,500
                                                                                                3,077,093
PAPER & RELATED PRODUCTS (0.27%)
 Abitibi-Consolidated
  8.38%; 04/01/15                                                       250,000                   228,125
 Fraser Papers
  8.75%; 03/15/15 /2/                                                   200,000                   186,000
 Georgia-Pacific
  8.63%; 04/30/25                                                       305,000                   317,840
 Neenah Paper
  7.38%; 11/15/14 /2/                                                   425,000                   403,750
 Norske Skogindustrier
  7.63%; 10/15/11 /2/                                                   310,000                   350,667
 Sappi Papier Holding
  6.75%; 06/15/12 /2/                                                   135,000                   146,691
 Smurfit Capital Funding
  6.75%; 11/20/05                                                       800,000                   800,000
                                                                                                2,433,073
PHARMACY SERVICES (0.13%)
 Medco Health Solutions
  7.25%; 08/15/13                                                     1,000,000                 1,111,520
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PHYSICAL THERAPY & REHABILITATION CENTERS (0.03%)
 HealthSouth
                                                                   $                       $
  7.63%; 06/01/12                                                       300,000                   288,000
PHYSICIAN PRACTICE MANAGEMENT (0.03%)
 US Oncology
  9.00%; 08/15/12                                                       250,000                   261,250
PIPELINES (0.51%)
 Buckeye Partners
  4.63%; 07/15/13                                                       400,000                   389,986
 Duke Energy Field Services
  7.50%; 08/16/05                                                     1,335,000                 1,350,054
 Enbridge Energy Partners
  4.00%; 01/15/09                                                       165,000                   161,134
 National Fuel Gas
  5.25%; 03/01/13                                                       175,000                   178,385
 PG&E Gas Transmission
  7.10%; 06/01/05                                                     1,450,000                 1,454,069
 TEPPCO Partners
  6.13%; 02/01/13                                                       220,000                   232,888
  7.63%; 02/15/12                                                       185,000                   212,870
 Texas Eastern Transmission
  5.25%; 07/15/07                                                        90,000                    91,658
 TGT Pipeline
  5.50%; 02/01/17 /2/                                                   420,000                   428,699
                                                                                                4,499,743
POULTRY (0.02%)
 Pilgrim's Pride
  9.63%; 09/15/11                                                       200,000                   218,500
PRINTING-COMMERCIAL (0.11%)
 Cadmus Communications
  8.38%; 06/15/14                                                       300,000                   313,500
 Sheridan Group
  10.25%; 08/15/11                                                      650,000                   687,375
                                                                                                1,000,875
PRIVATE CORRECTIONS (0.03%)
 Corrections Corporation of America
  6.25%; 03/15/13 /2/                                                   300,000                   289,500
PROPERTY & CASUALTY INSURANCE (1.04%)
 ACE
  6.00%; 04/01/07                                                     1,230,000                 1,263,433
 Arch Capital Group
  7.35%; 05/01/34                                                     1,640,000                 1,828,065
 Infinity Property & Casualty
  5.50%; 02/18/14                                                       650,000                   643,257
 Markel
  6.80%; 02/15/13                                                     2,380,000                 2,596,561
 St. Paul
  5.75%; 03/15/07                                                       650,000                   666,700
 Travelers Property Casualty
  6.38%; 03/15/33                                                       160,000                   171,316
 W.R. Berkley
  5.13%; 09/30/10                                                     1,750,000                 1,755,411
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
 W.R. Berkley (continued)
  5.88%; 02/15/13                                                  $    275,000            $      284,560
                                                                                                9,209,303
PUBLISHING-BOOKS (0.02%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                                       150,000                   153,112
PUBLISHING-PERIODICALS (0.10%)
 American Media Operation
  10.25%; 05/01/09                                                      625,000                   642,188
 Dex Media West
  9.88%; 08/15/13                                                       196,000                   217,560
                                                                                                  859,748
QUARRYING (0.02%)
 Compass Minerals International
  0.00%; 06/01/13 /1/ /4/                                               250,000                   208,750
RECREATIONAL CENTERS (0.08%)
 AMF Bowling Worldwide
  10.00%; 03/01/10                                                      425,000                   425,000
 Town Sports International
  9.63%; 04/15/11                                                       250,000                   256,563
                                                                                                  681,563
REGIONAL AUTHORITY (0.02%)
 Province of Ontario
  2.63%; 12/15/05                                                       175,000                   174,002
REGIONAL BANKS (0.68%)
 Fifth Third Bancorp
  3.38%; 08/15/08                                                       350,000                   340,706
 Korea Development Bank
  3.54%; 10/20/09 /1/                                                   760,000                   760,227
  4.25%; 11/13/07                                                        25,000                    24,954
 PNC Funding
  5.25%; 11/15/15                                                       775,000                   790,699
  5.75%; 08/01/06                                                       530,000                   541,641
 Wachovia
  5.25%; 08/01/14                                                     2,095,000                 2,145,680
  5.63%; 12/15/08                                                       265,000                   278,321
  6.38%; 02/01/09                                                       265,000                   283,675
 Wells Fargo
  3.12%; 08/15/08                                                       275,000                   265,866
  5.13%; 02/15/07                                                       610,000                   622,068
                                                                                                6,053,837
REINSURANCE (0.23%)
 Berkshire Hathaway Finance
  4.63%; 10/15/13                                                       400,000                   393,958
 Endurance Specialty Holdings
  7.00%; 07/15/34                                                     1,520,000                 1,678,079
                                                                                                2,072,037
RENTAL-AUTO & EQUIPMENT (0.08%)
 NationsRent
  9.50%; 05/01/15 /2/                                                   275,000                   275,000
 United Rentals
  6.50%; 02/15/12                                                       450,000                   428,625
                                                                                                  703,625
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RESEARCH & DEVELOPMENT (0.05%)
 Science Applications International
  5.50%; 07/01/33                                                  $    275,000            $      269,826
  7.13%; 07/01/32                                                       130,000                   157,000
                                                                                                  426,826
RETAIL-APPAREL & SHOE (0.03%)
 Foot Locker
  8.50%; 01/15/22                                                       250,000                   273,750
RETAIL-ARTS & CRAFTS (0.09%)
 Michaels Stores
  9.25%; 07/01/09                                                       750,000                   789,375
RETAIL-AUTO PARTS (0.11%)
 CSK Auto
  7.00%; 01/15/14                                                       250,000                   226,250
 PEP Boys-Manny, Moe & Jack
  6.92%; 07/07/06                                                       500,000                   502,500
  7.50%; 12/15/14                                                       275,000                   264,000
                                                                                                  992,750
RETAIL-AUTOMOBILE (0.08%)
 Asbury Automotive Group
  9.00%; 06/15/12                                                       275,000                   270,875
 Group 1 Automotive
  8.25%; 08/15/13                                                       400,000                   400,000
                                                                                                  670,875
RETAIL-DISCOUNT (0.17%)
 Dollar General
  8.63%; 06/15/10                                                       750,000                   832,500
 Target
  5.38%; 06/15/09                                                        80,000                    83,400
  5.88%; 03/01/12                                                       280,000                   300,174
 Wal-Mart Stores
  4.38%; 07/12/07                                                       290,000                   291,662
                                                                                                1,507,736
RETAIL-DRUG STORE (0.06%)
 Rite Aid
  7.50%; 01/15/15 /2/                                                   250,000                   229,375
  12.50%; 09/15/06                                                      300,000                   327,000
                                                                                                  556,375
RETAIL-JEWELRY (0.01%)
 Finlay Fine Jewelry
  8.38%; 06/01/12                                                       145,000                   127,600
RETAIL-MAJOR DEPARTMENT STORE (0.24%)
 May Department Stores
  5.75%; 07/15/14                                                     2,065,000                 2,138,173
RETAIL-PROPANE DISTRIBUTION (0.12%)
 AmeriGas Partners
  7.25%; 05/20/15 /2/                                                   300,000                   300,000
  8.88%; 05/20/11                                                       300,000                   325,500
 Star Gas Partners
  10.25%; 02/15/13 /2/                                                  125,000                   108,438
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-PROPANE DISTRIBUTION (CONTINUED)
 Suburban Propane Partners/Suburban Energy Finance
                                                                   $                       $
  6.88%; 12/15/13 /2/                                                   300,000                   288,000
                                                                                                1,021,938
RETAIL-RESTAURANTS (0.03%)
 Landry's Restaurants
  7.50%; 12/15/14 /2/                                                   125,000                   116,250
 VICORP Restaurants
  10.50%; 04/15/11                                                      150,000                   152,250
                                                                                                  268,500
RETAIL-TOY STORE (0.02%)
 Toys R Us
  7.88%; 04/15/13                                                       200,000                   174,000
RETAIL-VIDEO RENTAL (0.03%)
 Movie Gallery
  11.00%; 05/01/12 /2/                                                  300,000                   296,625
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.02%)
 General Nutrition Centers
  8.63%; 01/15/11 /2/                                                   225,000                   200,250
SATELLITE TELECOM (0.03%)
 Intelsat
  5.25%; 11/01/08                                                       250,000                   226,875
SAVINGS & LOANS-THRIFTS (0.35%)
 Washington Mutual
  3.44%; 01/15/10 /1/                                                 3,025,000                 3,037,142
  5.50%; 01/15/13                                                        95,000                    98,267
                                                                                                3,135,409
SCHOOLS (0.04%)
 Knowledge Learning
  7.75%; 02/01/15 /2/                                                   350,000                   332,500
SEMICONDUCTOR EQUIPMENT (0.05%)
 MagnaChip Semiconductor
  6.26%; 12/15/11 /1/ /2/                                               500,000                   467,500
SOVEREIGN (0.69%)
 Chile Government
  3.59%; 01/28/08 /1/                                                 1,000,000                 1,002,000
 Mexico Government
  3.84%; 01/13/09 /1/                                                   835,000                   845,020
  8.00%; 09/24/22                                                     1,705,000                 1,977,800
  8.30%; 08/15/31                                                       490,000                   573,913
  8.38%; 01/14/11                                                       985,000                 1,127,332
 South Africa Government
  6.50%; 06/02/14                                                       545,000                   588,600
                                                                                                6,114,665
SPECIAL PURPOSE ENTITY (0.76%)
 Borden US Finance/Nova Scotia Finance
  7.89%; 07/15/10 /1/ /2/                                               250,000                   250,000
 Crystal US Holdings
  0.00%; 10/01/14 /1/ /2/ /4/                                           170,000                   113,900
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Crystal US Holdings (continued)
                                                                   $                       $
  0.00%; 10/01/14 /1/ /2/ /4/                                           100,000                    65,000
 Da-Lite Screen
  9.50%; 05/15/11                                                       225,000                   245,813
 Farmers Exchange Capital
  7.05%; 07/15/28 /2/                                                   500,000                   528,255
 Fondo Latinoamericano de Reservas
  3.00%; 08/01/06 /2/                                                 2,350,000                 2,327,915
 Interactive Health
  7.25%; 04/01/11 /2/                                                   450,000                   409,500
 John Hancock Global Funding II
  3.29%; 04/03/09 /1/ /2/                                             1,750,000                 1,749,912
 Jostens
  7.63%; 10/01/12                                                       300,000                   300,000
 K&F Acquisition
  7.75%; 11/15/14 /2/                                                   150,000                   147,000
 Rio Tinto Finance
  5.75%; 07/03/06                                                       550,000                   562,659
                                                                                                6,699,954
SUPRANATIONAL BANK (0.20%)
 Corp Andina de Fomento
  3.52%; 01/26/07 /1/                                                 1,165,000                 1,164,471
  6.88%; 03/15/12                                                       575,000                   638,600
                                                                                                1,803,071
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.16%)
 Corning
  8.30%; 04/04/25                                                       900,000                   940,240
 Corning Glass
  7.00%; 03/15/07                                                       500,000                   500,625
                                                                                                1,440,865
TELEPHONE COMMUNICATION (0.02%)
 Telstra
  6.38%; 04/01/12                                                       125,000                   137,975
TELEPHONE-INTEGRATED (2.61%)
 BellSouth
  4.75%; 11/15/12                                                       745,000                   741,123
  6.88%; 10/15/31                                                       490,000                   563,778
 British Telecommunications
  7.88%; 12/15/05                                                     2,285,000                 2,342,251
 Deutsche Telekom International Finance
  8.25%; 06/15/05                                                       250,000                   251,403
 France Telecom
  8.00%; 03/01/11 /1/                                                 4,055,000                 4,673,160
 MCI
  6.91%; 05/01/07 /1/                                                   755,000                   766,325
 Qwest
  6.63%; 09/15/05                                                       800,000                   804,000
  9.13%; 03/15/12 /2/                                                   500,000                   530,000
 Sprint Capital
  6.88%; 11/15/28                                                     1,430,000                 1,594,567
  6.90%; 05/01/19                                                     1,255,000                 1,402,336
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 Telecom Italia Capital
                                                                   $                       $
  4.00%; 01/15/10 /2/                                                 5,770,000                 5,573,837
  4.95%; 09/30/14 /2/                                                   350,000                   340,925
  5.25%; 11/15/13                                                       825,000                   826,502
 Telefonica Europe
  7.75%; 09/15/10                                                       615,000                   705,292
 Telefonos de Mexico
  4.50%; 11/19/08                                                       630,000                   620,479
  8.25%; 01/26/06                                                       805,000                   830,479
 Verizon Virginia
  4.63%; 03/15/13                                                       600,000                   581,200
                                                                                               23,147,657
TEXTILE-HOME FURNISHINGS (0.04%)
 Mohawk Industries
  6.50%; 04/15/07                                                       310,000                   323,490
THEATERS (0.03%)
 Cinemark
  0.00%; 03/15/14 /1/ /4/                                               360,000                   247,500
TRANSPORT-RAIL (0.36%)
 CSX
  4.88%; 11/01/09                                                     1,425,000                 1,436,708
  6.46%; 06/22/05                                                     1,275,000                 1,279,858
 Progress Rail Services/Progress Metal Reclamation
  7.75%; 04/01/12 /2/                                                   150,000                   149,250
 Union Pacific
  4.70%; 01/02/24                                                        90,000                    86,989
  6.63%; 02/01/29                                                        45,000                    50,710
  7.60%; 05/01/05                                                       200,000                   200,000
                                                                                                3,203,515
TRANSPORT-SERVICES (0.07%)
 CHC Helicopter
  7.38%; 05/01/14 /2/                                                   150,000                   146,250
  7.38%; 05/01/14                                                       200,000                   195,000
 FedEx
  3.50%; 04/01/09                                                       260,000                   251,827
                                                                                                  593,077
VENTURE CAPITAL (0.06%)
 Arch Western Finance
  6.75%; 07/01/13                                                       500,000                   501,250
VETERINARY DIAGNOSTICS (0.06%)
 VICAR Operating
  9.88%; 12/01/09                                                       500,000                   541,875
VITAMINS & NUTRITION PRODUCTS (0.09%)
 NBTY
  8.63%; 09/15/07                                                       580,000                   581,450
 WH Holdings/WH Capital
  9.50%; 04/01/11                                                       164,000                   174,660
                                                                                                  756,110
WIRE & CABLE PRODUCTS (0.03%)
 Superior Essex Communications
  9.00%; 04/15/12                                                       250,000                   252,500
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
WIRELESS EQUIPMENT (0.11%)
 Crown Castle International
                                                                   $                       $
  10.75%; 08/01/11                                                      700,000                   749,000
 SBA Telecom/SBA Communications
  0.00%; 12/15/11 /1/ /4/                                               250,000                   217,500
                                                                                                  966,500
                                                                   TOTAL BONDS                554,917,800

                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (7.38%)
4.00%; 09/01/10                                                       3,693,993                 3,645,835
4.50%; 02/01/10                                                         626,626                   628,390
4.50%; 04/01/11                                                       4,253,670                 4,268,056
4.50%; 05/01/11                                                       1,833,192                 1,839,392
4.50%; 07/01/18                                                         741,796                   735,906
5.00%; 12/01/17                                                         554,930                   560,173
5.00%; 10/01/18                                                       3,218,281                 3,247,146
5.00%; 12/01/18                                                       5,894,284                 5,947,150
5.00%; 05/01/20 /7/                                                   6,775,000                 6,810,989
5.00%; 08/01/33                                                         791,841                   786,270
5.50%; 04/01/09                                                          54,703                    55,650
5.50%; 08/01/09                                                         146,158                   148,687
5.50%; 02/01/17                                                       1,186,352                 1,216,539
5.50%; 09/01/17                                                         122,358                   125,425
5.50%; 03/01/18                                                         576,117                   590,562
5.50%; 04/01/18                                                       4,018,261                 4,119,015
5.50%; 12/01/18                                                          36,107                    36,526
5.50%; 05/01/20 /7/                                                   2,250,000                 2,303,437
5.50%; 05/01/33                                                       1,538,650                 1,557,653
5.50%; 10/01/33                                                       1,454,917                 1,472,887
5.50%; 12/01/33                                                       5,870,625                 5,943,133
5.50%; 09/01/34                                                       5,095,357                 5,155,176
5.50%; 05/01/35 /7/                                                   5,000,000                 5,054,690
6.00%; 12/01/16                                                          23,785                    24,669
6.00%; 12/01/16                                                          12,632                    13,101
6.00%; 02/01/17                                                         107,774                   111,780
6.00%; 03/01/17                                                          86,079                    89,278
6.00%; 04/01/17                                                         196,139                   203,427
6.00%; 07/01/23                                                       2,989,863                 3,066,245
6.00%; 06/01/28                                                          60,586                    62,380
6.00%; 01/01/29                                                          21,701                    22,343
6.00%; 02/01/32                                                          69,283                    71,205
6.00%; 12/01/32                                                         856,441                   879,997
6.00%; 02/01/33                                                       1,266,091                 1,300,636
6.00%; 12/01/33                                                       1,523,648                 1,565,219
6.50%; 03/01/29                                                          14,051                    14,647
6.50%; 04/01/31                                                           7,267                     7,566
6.50%; 06/01/31                                                           6,939                     7,224
6.50%; 09/01/31                                                          80,719                    84,038
6.50%; 02/01/32                                                          64,589                    67,188
6.50%; 02/01/32                                                          58,849                    61,268
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                                                                   $                       $
6.50%; 05/01/32                                                         211,985                   220,513
6.50%; 09/01/32                                                         717,878                   746,759
7.00%; 08/01/16                                                          95,468                   100,432
7.00%; 06/01/31                                                           3,172                     3,350
7.00%; 09/01/31                                                          27,279                    28,821
7.00%; 04/01/32                                                         331,586                   350,334
7.50%; 12/01/30                                                           5,454                     5,855
7.50%; 02/01/32                                                          65,239                    70,013
8.00%; 11/01/30                                                           4,343                     4,751
                                                      TOTAL FHLMC CERTIFICATES                 65,431,726

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (13.77%)
4.26%; 06/01/34 /1/                                                   1,331,372                 1,331,662
4.35%; 12/01/34 /1/                                                   2,100,293                 2,099,577
4.39%; 07/01/34 /1/                                                     806,868                   806,761
4.50%; 11/01/14                                                       5,523,524                 5,527,993
4.50%; 06/01/18                                                       1,766,216                 1,751,343
4.66%; 03/01/35 /1/                                                   1,998,370                 2,007,880
5.00%; 03/01/10                                                       1,024,917                 1,038,338
5.00%; 09/01/17                                                       1,423,036                 1,435,813
5.00%; 05/01/20 /7/                                                  15,575,000                15,682,078
5.00%; 07/01/35 /7/                                                  12,615,000                12,429,711
5.50%; 09/01/17                                                         330,607                   338,711
5.50%; 10/01/17                                                         578,813                   593,001
5.50%; 02/01/23                                                       1,077,608                 1,090,931
5.50%; 06/01/23                                                       4,145,126                 4,196,376
5.50%; 07/01/23                                                          69,074                    69,928
5.50%; 09/01/33                                                       2,376,579                 2,402,120
5.50%; 05/01/35 /7/                                                  33,000,000                33,309,375
6.00%; 05/01/09                                                          68,183                    71,118
6.00%; 02/01/23                                                         388,348                   398,602
6.00%; 03/01/33                                                       1,513,187                 1,555,488
6.00%; 10/01/33                                                         749,968                   770,786
6.00%; 11/01/33                                                       2,905,950                 2,986,614
6.00%; 12/01/33                                                       2,620,475                 2,693,214
6.00%; 02/01/34                                                       1,734,048                 1,782,182
6.00%; 05/01/35 /7/                                                  10,500,000                10,778,901
6.50%; 04/01/10                                                          34,582                    36,334
6.50%; 07/01/16                                                          58,697                    61,242
6.50%; 02/01/17                                                         155,180                   161,908
6.50%; 03/01/17                                                          51,457                    53,685
6.50%; 04/01/17                                                          52,311                    54,576
6.50%; 08/01/17                                                       1,128,436                 1,177,294
6.50%; 05/01/22                                                          54,410                    56,574
6.50%; 12/01/31                                                          62,427                    65,041
6.50%; 02/01/32                                                          48,409                    50,436
6.50%; 02/01/32                                                         111,220                   115,774
6.50%; 04/01/32                                                          36,277                    37,762
6.50%; 06/01/32                                                         183,946                   191,478
6.50%; 08/01/32                                                         231,790                   241,280
6.50%; 05/01/35 /7/                                                  11,500,000                11,956,412
7.00%; 09/01/31                                                          62,229                    65,770
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
                                                                   $                       $
7.00%; 03/01/32                                                         351,331                   371,321
7.50%; 08/01/32                                                         244,236                   261,461
                                                       TOTAL FNMA CERTIFICATES                122,106,851

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (2.43%)
5.00%; 07/15/33                                                       2,984,302                 2,984,066
5.50%; 06/15/33                                                       1,285,781                 1,309,600
5.50%; 05/01/35 /7/                                                   8,000,000                 8,135,000
6.00%; 08/15/31                                                         169,939                   175,504
6.00%; 01/15/32                                                          53,804                    55,556
6.00%; 02/15/32                                                         799,915                   825,962
6.00%; 02/15/33                                                         417,273                   430,788
6.00%; 11/20/33                                                       5,863,640                 6,044,392
6.50%; 10/20/31                                                         880,339                   919,208
6.50%; 02/20/32                                                          47,416                    49,507
6.50%; 10/15/32                                                         288,238                   301,938
7.00%; 04/15/31                                                           6,843                     7,253
7.00%; 06/15/31                                                         150,314                   159,382
7.00%; 07/15/31                                                          30,398                    32,220
7.50%; 10/20/30                                                          15,008                    16,047
8.00%; 01/20/31                                                          53,669                    57,880
                                                       TOTAL GNMA CERTIFICATES                 21,504,303

                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
TREASURY BONDS (13.87%)
 U.S. Treasury
  3.63%; 07/15/09 /5/                                                 5,750,000                 5,701,257
  3.88%; 02/15/13                                                     7,150,000                 7,054,483
  4.00%; 02/15/14 /5/                                                 5,200,000                 5,139,264
  4.25%; 08/15/13                                                     9,000,000                 9,072,423
  4.25%; 11/15/14 /5/                                                 9,175,000                 9,205,103
  4.75%; 05/15/14 /5/                                                 6,500,000                 6,775,743
  4.88%; 02/15/12                                                     2,750,000                 2,889,112
  5.00%; 02/15/11 /5/                                                 3,750,000                 3,952,148
  5.38%; 02/15/31 /5/                                                12,615,000                14,248,050
  6.00%; 02/15/26                                                     5,150,000                 6,093,696
  6.25%; 08/15/23 /5/                                                 5,560,000                 6,681,991
  6.25%; 05/15/30 /5/                                                 2,945,000                 3,666,640
  6.75%; 08/15/26                                                     2,000,000                 2,574,610
  7.25%; 05/15/16 /5/                                                 2,000,000                 2,511,876
  7.50%; 11/15/16 /5/                                                 3,990,000                 5,125,279
  8.00%; 11/15/21                                                     3,575,000                 4,995,226
 U.S. Treasury Inflation-Indexed Obligations
  2.00%; 01/15/14 /5/                                                 8,691,826                 9,025,871
  3.50%; 01/15/11 /5/                                                 6,417,985                 7,221,609
  3.63%; 01/15/08 /5/                                                 8,427,629                 9,066,320
  3.88%; 01/15/09 /5/                                                 1,753,935                 1,938,668
                                                          TOTAL TREASURY BONDS                122,939,369
                                                                    Principal
                                                                      Amount                    Value
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (20.44%)
FINANCE-MORTGAGE LOAN/BANKER (20.44%)
 Investment in Joint Trading Account; Federal National
  Mortgage Association
                                                                   $                       $
  2.60%; 05/02/05                                                   181,180,353               181,166,010
                                                        TOTAL COMMERCIAL PAPER                181,166,010
                                                                                           --------------

                                         TOTAL PORTFOLIO INVESTMENTS (120.49%)              1,068,066,059
LIABILITIES, NET OF CASH AND RECEIVABLES (-20.49%)                                           (181,644,734)
                                                    TOTAL NET ASSETS (100.00%)             $  886,421,325
                                                                                           -----------------

/1 /Variable rate.
/2 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $56,456,136 or 6.38% of net assets.
/3 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $31,899,105 or 3.60% of net assets.
/4 /Non-income producing security.
/5 /Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $85,972,531 or 9.71% of net assets.
/6 /Security purchased on a when-issued basis. See Notes to Financial
  Statements.
/7 /Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $    8,973,733
Unrealized Depreciation                          (5,314,205)
                                             --------------
Net Unrealized Appreciation (Depreciation)        3,659,528
Cost for federal income tax purposes         $1,064,406,531

                                                      Notional     Unrealized
                    Description                        Amount      Gain (Loss)
-------------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive a monthly return equal to the Lehman ERISA   $19,950,000    $252,082
Eligible CMBS Index and pay monthly a floating rate
based on 1-month LIBOR less 5 basis points with
Morgan Stanley. Expires May 2005.

Receive a monthly return equal to a 30-year 5.5%      10,000,000      (1,573)
FNMA and pay monthly a floating rate based on
1-month LIBOR less 15 basis points with Merrill
Lynch. Expires June 2005.

Receive a monthly return equal to a 30-year 6.0%      10,000,000       3,216
FNMA and pay monthly a floating rate based on
1-month LIBOR less 5 basis points with Merrill
Lynch. Expires June 2005.

Receive a monthly return equal to a 15-year 5.0%      10,000,000         940
FNMA and pay monthly a floating rate based on
1-month LIBOR less 23 basis points with Merrill
Lynch. Expires June 2005.

Receive a monthly return equal to a 30-year 5.0%      15,000,000     126,790
FHLMC and pay monthly a floating rate based on
1-month LIBOR less 15 basis points with Merrill
Lynch. Expires August 2005.

Receive a monthly return equal to a 30-year 5.0%      14,000,000     279,533
FNMA and pay monthly a floating rate based on
1-month LIBOR less 45 basis points with Merrill
Lynch. Expires July 2005.

Receive a monthly return equal to a 15-year 4.5%      15,000,000     142,828
FHLMC and pay monthly a floating rate based on
1-month LIBOR less 25 basis points with Merrill
Lynch. Expires July 2005.

Receive monthly a return equal to the Merrill Lynch   10,000,000      43,363
Mortgage Master Index and pay monthly a floating
rate based on 3-month LIBOR less 9 basis points
with Merrill Lynch. Expires July 2005.

Receive a monthly return equal to the Lehman ERISA    13,000,000      (1,077)
Eligible CMBS Index and pay monthly a floating rate
based on 1-month LIBOR less 10 basis points with
Morgan Stanley. Expires October 2005.




                    INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                    Percentage of
                                                              Total Value
--------------------------------------------------------------------------------
                                $
 Government                         359,385,922                   33.62%
 Mortgage Securities                278,141,566                   26.02
 Financial                          127,509,112                   11.93
 Asset Backed
 Securities                          98,563,626                    9.22
 Communications                      56,960,957                    5.33
 Utilities                           29,477,631                    2.76
 Consumer,
 Non-cyclical                        28,327,490                    2.65
 Energy                              27,412,409                    2.56
 Consumer, Cyclical                  25,195,306                    2.36
 Industrial                          21,022,750                    1.97
 Basic Materials                     11,395,234                    1.07
 Technology                           3,015,306                    0.28
 Diversified                          1,658,750                    0.15
 Swaps                                  846,102                    0.08
                TOTAL            $1,068,912,161                  100.00%
                                -------------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                           CAPITAL PRESERVATION FUND
                           APRIL 30, 2005 (UNAUDITED)

                                                   Principal
                                                     Amount                     Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (97.55%)
ASSET BACKED SECURITIES (3.98%)
 CAFCO
                                               $                             $
  2.94%; 06/07/05                                       1,000,000                996,897
  2.98%; 06/16/05                                         800,000                796,887
 Windmill Funding
  2.90%; 06/08/05                                         705,000                702,785
  2.96%; 06/03/05                                         900,000                897,484
                                                                               3,394,053
BEVERAGES-NON-ALCOHOLIC (1.47%)
 Coca-Cola
  2.74%; 05/18/05                                         615,000                614,157
  2.94%; 06/27/05                                         645,000                641,945
                                                                               1,256,102
CHEMICALS-DIVERSIFIED (0.92%)
 E. I. Du Pont de Nemours
  2.92%; 06/13/05                                         785,000                782,198
COATINGS & PAINT (3.05%)
 Sherwin-Williams
  2.77%; 05/03/05                                       1,000,000                999,766
  2.80%; 05/05/05                                         900,000                899,650
  2.82%; 05/16/05                                         700,000                699,123
                                                                               2,598,539
COMMERCIAL BANKS (7.65%)
 Calyon North America
  3.04%; 07/15/05                                         900,000                894,224
 Nordea North America
  2.76%; 05/20/05                                         900,000                898,620
  2.94%; 06/07/05                                         900,000                897,207
  3.00%; 06/15/05                                         800,000                796,933
 Skandinaviska Enskilda Banken
  2.76%; 05/17/05                                         730,000                729,049
  2.79%; 05/27/05                                         900,000                898,117
  2.85%; 05/23/05                                         710,000                708,707
 Svenska Handelsbanken
  3.05%; 07/05/05                                         700,000                696,092
                                                                               6,518,949
CONSUMER PRODUCTS-MISCELLANEOUS (0.94%)
 Fortune Brands
  3.02%; 06/01/05                                         800,000                797,853
COSMETICS & TOILETRIES (2.85%)
 Procter & Gamble
  2.81%; 05/26/05                                         800,000                798,376
  2.84%; 06/01/05                                         900,000                897,728
  2.89%; 05/31/05                                         735,000                733,171
                                                                               2,429,275
DIVERSIFIED FINANCIAL SERVICES (1.72%)
 Amstel Funding
  2.79%; 05/23/05                                         705,000                703,685
 General Electric Capital
  2.90%; 06/09/05                                         765,000                762,535
                                                                               1,466,220
                                                   Principal
                                                     Amount                     Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (2.21%)
 General Electric
                                               $                             $
  2.99%; 06/29/05                                         895,000                890,540
 Illinois Tool Works
  2.80%; 05/24/05                                       1,000,000                998,133
                                                                               1,888,673
FINANCE-AUTO LOANS (2.69%)
 Paccar Financial
  2.72%; 05/12/05                                         800,000                799,275
 Toyota Motor Credit
  2.84%; 05/27/05                                         800,000                798,296
  3.00%; 07/08/05                                         700,000                695,975
                                                                               2,293,546
FINANCE-COMMERCIAL (4.88%)
 CIT Group
  2.98%; 06/23/05                                         800,000                796,424
  3.00%; 06/24/05                                         890,000                885,921
  3.00%; 06/30/05                                         700,000                696,442
 Verizon Network Funding
  2.95%; 06/06/05                                       1,085,000              1,081,710
  2.99%; 06/21/05                                         700,000                696,977
                                                                               4,157,474
FINANCE-CONSUMER LOANS (1.99%)
 American General Finance
  2.91%; 06/08/05                                         900,000                897,163
  3.03%; 06/13/05                                         800,000                797,037
                                                                               1,694,200
FINANCE-INVESTMENT BANKER & BROKER (12.03%)
 Bear Stearns
  2.74%; 05/17/05                                         800,000                798,965
  2.87%; 06/06/05                                         950,000                947,198
  3.04%; 07/11/05                                       1,000,000                993,920
 Citicorp
  2.98%; 06/17/05                                         800,000                796,821
 Citigroup Global Markets Holdings
  2.83%; 05/11/05                                         640,000                639,447
 Goldman Sachs Group
  2.78%; 05/13/05                                         900,000                899,096
  2.84%; 05/20/05                                         700,000                698,895
 ING U.S. Funding
  2.71%; 05/19/05                                         900,000                898,713
  2.95%; 06/02/05                                         900,000                897,566
 Morgan Stanley
  2.93%; 06/03/05                                       1,000,000                997,233
  3.00%; 06/22/05                                         900,000                896,025
  3.00%; 07/07/05                                         800,000                795,467
                                                                              10,259,346
FINANCE-LEASING COMPANY (2.90%)
 International Lease Finance
  2.75%; 05/12/05                                         830,000                829,239
  2.86%; 05/13/05                                         850,000                849,122
 River Fuel Funding
  3.02%; 06/28/05                                         800,000                796,041
                                                                               2,474,402
                                                   Principal
                                                     Amount                     Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (4.87%)
 Federal Home Loan Mortgage
  2.77%; 06/14/05                              $          765,000            $   762,351
  2.80%; 05/31/05                                       1,000,000                997,589
 Federal National Mortgage Association
  2.60%; 05/02/05                                         730,000                729,895
  2.76%; 05/18/05                                         815,000                813,875
  2.92%; 06/13/05                                         855,000                851,949
                                                                               4,155,659
FINANCE-OTHER SERVICES (8.72%)
 ABN-AMRO North America Finance
  2.77%; 05/06/05                                         700,000                699,677
  3.00%; 07/11/05                                         800,000                795,200
 CRC Funding
  2.96%; 06/15/05                                         835,000                831,842
  2.97%; 06/16/05                                         925,000                921,413
  3.02%; 07/13/05                                         700,000                695,654
 HSBC Funding
  2.95%; 06/16/05                                         800,000                796,919
  3.00%; 06/21/05                                         900,000                896,100
 Private Export Funding
  2.75%; 05/25/05                                       1,800,000              1,796,528
                                                                               7,433,333
MEDICAL-DRUGS (1.88%)
 Pfizer
  2.69%; 05/04/05                                         800,000                799,761
  2.73%; 05/16/05                                         800,000                799,029
                                                                               1,598,790
MONEY CENTER BANKS (3.84%)
 Bank of America
  2.74%; 05/05/05                                         900,000                899,658
  2.75%; 05/06/05                                         800,000                799,633
 BNP Paribas Finance
  2.77%; 06/02/05                                         900,000                897,715
 HBOS Treasury Services
  2.93%; 06/07/05                                         680,000                677,897
                                                                               3,274,903
OIL COMPANY-INTEGRATED (2.05%)
 Shell Finance
  2.93%; 06/14/05                                         900,000                896,704
  3.00%; 07/06/05                                         855,000                850,258
                                                                               1,746,962
REGIONAL BANKS (1.05%)
 Wells Fargo
  2.88%; 05/24/05                                         900,000                898,272
SPECIAL PURPOSE BANKS (0.92%)
 KFW International Finance
  3.00%; 07/05/05                                         790,000                785,655
SPECIAL PURPOSE ENTITY (19.23%)
 Barclays U.S. Funding
  2.70%; 05/10/05                                         800,000                799,400
 Compass Securitization
  2.96%; 05/18/05                                         740,000                738,905
  2.99%; 05/23/05                                         900,000                898,281
                                                   Principal
                                                     Amount                     Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Galaxy Funding
                                               $                             $
  3.03%; 07/14/05                                         700,000                695,581
 Grampian Funding
  2.68%; 05/03/05                                         900,000                899,799
  3.02%; 07/07/05                                         800,000                795,436
 Ranger Funding
  2.98%; 05/27/05                                         725,000                723,380
  3.01%; 07/05/05                                         845,000                840,337
  3.04%; 07/12/05                                         800,000                795,068
 Scaldis Capital
  2.97%; 06/20/05                                         930,000                926,087
  2.97%; 06/22/05                                         900,000                896,065
  3.00%; 07/01/05                                         700,000                696,383
 Sheffield Receivables
  2.83%; 05/09/05                                         900,000                899,363
  3.02%; 06/08/05                                         605,000                603,021
 Southern Company Funding
  2.96%; 06/24/05                                         875,000                871,043
 Surrey Funding
  2.73%; 05/02/05                                         700,000                699,894
  2.77%; 05/11/05                                         925,000                924,217
  2.92%; 05/26/05                                         900,000                898,102
 White Pine Finance
  3.02%; 06/27/05                                         900,000                895,621
 Yorktown Capital
  2.96%; 06/17/05                                         900,000                896,448
                                                                              16,392,431
SPECIFIED PURPOSE ACQUISITION (0.86%)
 Delaware Funding
  2.82%; 05/10/05                                         735,000                734,424
SUPRANATIONAL BANK (1.83%)
 Corp Andina de Fomento
  2.77%; 05/09/05                                         765,000                764,470
  2.90%; 05/19/05                                         800,000                798,776
                                                                               1,563,246
TELEPHONE COMMUNICATION (3.02%)
 Telstra
  2.65%; 05/04/05                                         900,000                899,735
  2.99%; 06/30/05                                       1,000,000                994,934
  3.03%; 07/01/05                                         680,000                676,451
                                                                               2,571,120
                                          TOTAL COMMERCIAL PAPER              83,165,625

                                                   Principal
                                                     Amount                     Value
-----------------------------------------------------------------------------------------------
BONDS (2.46%)
COSMETICS & TOILETRIES (0.12%)
 Gillette
  4.00%; 06/30/05                                         100,000                100,380
CRUISE LINES (0.15%)
 Carnival
                                               $                             $
  7.05%; 05/15/05                                         132,000                132,251
FINANCE-INVESTMENT BANKER & BROKER (0.62%)
 Goldman Sachs Group
  7.63%; 08/17/05                                         275,000                278,458
 Morgan Stanley
  7.75%; 06/15/05                                         250,000                251,355
                                                                                 529,813
FINANCE-MORTGAGE LOAN/BANKER (0.26%)
 Federal Home Loan Mortgage
  7.00%; 07/15/05                                         225,000                226,864
FOOD-MISCELLANEOUS/DIVERSIFIED (0.24%)
 Unilever Capital
  6.88%; 11/01/05                                         200,000                203,581
MEDICAL-HMO (0.15%)
 Anthem
  4.88%; 08/01/05                                         125,000                125,621
REGIONAL BANKS (0.42%)
 Bank One
  7.63%; 08/01/05                                         350,000                354,799
SUPRANATIONAL BANK (0.18%)
 Corp Andina de Fomento
  8.88%; 06/01/05                                         150,000                150,877
TELEPHONE-INTEGRATED (0.12%)
 Deutsche Telekom International Finance
  8.25%; 06/15/05                                         100,000                100,777
TRANSPORT-RAIL (0.20%)

 Norfolk Southern
  8.38%; 05/15/05                                $ 100,000            $   100,257

 Union Pacific
  7.60%; 05/01/05                                   75,000                 75,007

                                                                          175,264
                                              TOTAL BONDS               2,100,227
                                                                      -----------

                    TOTAL PORTFOLIO INVESTMENTS (100.01%)              85,265,852

LIABILITIES, NET OF CASH AND RECEIVABLES (0.01%)                           (7,779)
                               TOTAL NET ASSETS (100.00%)             $85,258,073

                                                                      --------------


             INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                           Value           Percentage of
                                                   Total Value
-------------------------------------------------------------------
 Financial                 $56,618,037            66.40%
 Consumer, Non-cyclical      6,511,602             7.64
 Government                  6,096,645             7.15
 Communications              4,450,584             5.22
 Asset Backed
 Securities                  3,394,053             3.98
 Basic Materials             3,380,738             3.96
 Industrial                  2,063,937             2.42
 Energy                      1,746,962             2.05
 Utilities                   871,043               1.02
 Consumer, Cyclical          132,251               0.16
                TOTAL        $85,265,852         100.00%
                             -----------------   -----------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                        DISCIPLINED LARGECAP BLEND FUND
                           APRIL 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (99.75%)
AEROSPACE & DEFENSE (0.71%)
                                                                         $
 Boeing                                                 5,540                329,741
 Northrop Grumman                                      28,940              1,587,069
 Rockwell Collins                                      14,660                672,601
                                                                           2,589,411
AEROSPACE & DEFENSE EQUIPMENT (1.41%)
 General Dynamics                                      15,990              1,679,749
 Lockheed Martin                                       20,790              1,267,151
 United Technologies                                   21,340              2,170,705
                                                                           5,117,605
AGRICULTURAL OPERATIONS (0.24%)
 Monsanto                                              15,030                881,059
APPAREL MANUFACTURERS (0.83%)
 Coach /1/                                             67,360              1,805,248
 Liz Claiborne                                         18,150                643,054
 VF                                                    10,150                574,389
                                                                           3,022,691
APPLICATIONS SOFTWARE (2.68%)
 Microsoft                                            366,825              9,280,673
 Parametric Technology /1/                             81,060                431,239
                                                                           9,711,912
ATHLETIC FOOTWEAR (0.51%)
 Nike                                                  24,010              1,844,208
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.50%)
 Paccar                                                26,602              1,806,276
BEVERAGES-NON-ALCOHOLIC (2.04%)
 Coca-Cola                                             62,783              2,727,293
 Pepsico                                               83,650              4,654,286
                                                                           7,381,579
BEVERAGES-WINE & SPIRITS (0.36%)
 Brown-Forman                                          23,370              1,297,035
BUILDING PRODUCTS-AIR & HEATING (0.18%)
 American Standard                                     14,340                641,141
BUILDING-RESIDENTIAL & COMMERCIAL (0.26%)
 KB Home                                               16,440                937,080
CABLE TV (0.33%)
 Comcast /1/                                           37,399              1,200,882
CASINO HOTELS (0.19%)
 Station Casinos                                       10,930                705,313
CELLULAR TELECOMMUNICATIONS (0.24%)
 Nextel Partners /1/                                   37,550                883,176
CHEMICALS-DIVERSIFIED (0.95%)
 Dow Chemical                                          50,840              2,335,081
 PPG Industries                                        16,600              1,121,330
                                                                           3,456,411
CHEMICALS-SPECIALTY (0.35%)
 Cabot                                                 11,410                348,575
 Cytec Industries                                       8,590                396,171
 Eastman Chemical                                       9,680                522,720
                                                                           1,267,466
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COATINGS & PAINT (0.31%)
                                                                         $
 Sherwin-Williams                                      25,120              1,119,598
COMMERCIAL BANKS (1.55%)
 AmSouth Bancorp                                        7,160                188,451
 Associated Banc-Corp                                  24,490                757,231
 BB&T                                                   6,980                273,686
 Colonial BancGroup                                    27,230                600,694
 Compass Bancshares                                    12,090                520,112
 Marshall & Ilsley                                     30,920              1,318,428
 North Fork Bancorp                                    42,060              1,183,989
 UnionBanCal                                           12,570                773,809
                                                                           5,616,400
COMMERCIAL SERVICE-FINANCE (0.19%)
 Paychex                                               22,060                675,036
COMMUNICATIONS SOFTWARE (0.10%)
 Avid Technology /1/                                    7,090                351,026
COMPUTER AIDED DESIGN (0.40%)
 Autodesk                                              46,090              1,467,045
COMPUTER SERVICES (0.13%)
 Cognizant Technology Solutions /1/                    11,390                478,494
COMPUTERS (1.70%)
 Apple Computer /1/                                    64,780              2,335,967
 Hewlett-Packard                                       12,921                264,493
 International Business Machines                       46,695              3,566,564
                                                                           6,167,024
COMPUTERS-INTEGRATED SYSTEMS (1.19%)
 Dell /1/                                             108,339              3,773,447
 NCR /1/                                               16,340                539,220
                                                                           4,312,667
COMPUTERS-MEMORY DEVICES (1.07%)
 EMC /1/                                              157,440              2,065,613
 Network Appliance /1/                                 54,300              1,446,009
 Seagate Technology /1/                                20,640                362,851
                                                                           3,874,473
CONSULTING SERVICES (0.13%)
 Accenture /1/                                         22,080                479,136
CONSUMER PRODUCTS-MISCELLANEOUS (0.38%)
 Fortune Brands                                        16,296              1,378,316
CONTAINERS-METAL & GLASS (0.38%)
 Ball                                                  34,480              1,361,960
COSMETICS & TOILETRIES (2.96%)
 Avon Products                                         28,520              1,143,082
 Estee Lauder                                          15,310                588,057
 Gillette                                              62,680              3,236,795
 Kimberly-Clark                                        10,310                643,859
 Procter & Gamble                                      94,366              5,109,919
                                                                          10,721,712
CRUISE LINES (0.37%)
 Carnival                                              27,070              1,323,182
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DATA PROCESSING & MANAGEMENT (0.65%)
                                                                         $
 Automatic Data Processing                             31,910              1,386,171
 Global Payments                                       14,990                970,752
                                                                           2,356,923
DIRECT MARKETING (0.33%)
 Harte-Hanks                                           42,150              1,201,275
DISPOSABLE MEDICAL PRODUCTS (0.35%)
 C.R. Bard                                             17,890              1,273,231
DISTRIBUTION-WHOLESALE (0.20%)
 W.W. Grainger                                         13,050                721,534
DIVERSIFIED MANUFACTURING OPERATIONS (5.75%)
 3M                                                     6,716                513,573
 Danaher                                               15,150                767,045
 Eaton                                                 12,410                728,467
 General Electric /2/                                 339,525             12,290,805
 Illinois Tool Works                                   12,410              1,040,206
 ITT Industries                                        15,176              1,372,821
 Textron                                               15,630              1,177,720
 Tyco International                                    93,749              2,935,281
                                                                          20,825,918
E-COMMERCE-SERVICES (0.26%)
 eBay /1/                                               9,696                307,654
 Monster Worldwide /1/                                 28,200                648,882
                                                                             956,536
ELECTRIC PRODUCTS-MISCELLANEOUS (0.46%)
 Ametek                                                 9,980                377,943
 Emerson Electric                                      20,630              1,292,882
                                                                           1,670,825
ELECTRIC-INTEGRATED (2.39%)
 Constellation Energy Group                            34,480              1,812,269
 Duke Energy                                           20,470                597,519
 Edison International                                  37,380              1,356,894
 Exelon                                                46,090              2,281,455
 TXU                                                   30,290              2,598,579
                                                                           8,646,716
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.38%)
 Intel                                                235,058              5,528,564
 Nvidia /1/                                            31,740                696,376
 Texas Instruments                                     95,880              2,393,165
                                                                           8,618,105
ELECTRONIC CONNECTORS (0.10%)
 Amphenol                                               9,610                379,018
ELECTRONIC FORMS (0.56%)
 Adobe Systems                                         33,840              2,012,465
ELECTRONICS-MILITARY (0.17%)
 L-3 Communications Holdings                            8,700                617,439
ENTERPRISE SOFTWARE & SERVICE (0.35%)
 Oracle /1/                                           109,710              1,268,248
FINANCE-COMMERCIAL (0.24%)
 CIT Group                                             21,910                882,535
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-CREDIT CARD (1.52%)
                                                                         $
 American Express                                      57,223              3,015,652
 Capital One Financial                                 28,040              1,987,756
 Providian Financial /1/                               31,311                521,954
                                                                           5,525,362
FINANCE-INVESTMENT BANKER & BROKER (5.15%)
 Citigroup /2/                                        180,221              8,463,178
 E*Trade Financial /1/                                 85,240                947,016
 Goldman Sachs Group                                   28,559              3,049,816
 Lehman Brothers Holdings                              25,030              2,295,752
 Merrill Lynch                                         43,688              2,356,094
 Morgan Stanley                                        29,284              1,540,924
                                                                          18,652,780
FINANCE-MORTGAGE LOAN/BANKER (0.52%)
 Countrywide Financial                                 36,580              1,323,830
 Federal Home Loan Mortgage                             9,190                565,369
                                                                           1,889,199
FINANCIAL GUARANTEE INSURANCE (0.31%)
 MGIC Investment                                       18,810              1,109,790
FOOD-FLOUR & GRAIN (0.21%)
 Archer Daniels Midland                                42,220                759,538
FOOD-MEAT PRODUCTS (0.34%)
 Hormel Foods                                          16,640                518,170
 Smithfield Foods /1/                                  23,690                716,859
                                                                           1,235,029
FOOD-MISCELLANEOUS/DIVERSIFIED (0.55%)
 Kellogg                                               44,150              1,984,542
GAS-DISTRIBUTION (0.76%)
 Energen                                               16,110                998,015
 ONEOK                                                 24,490                706,781
 UGI                                                   20,950              1,052,318
                                                                           2,757,114
HOTELS & MOTELS (0.70%)
 Hilton Hotels                                         31,310                683,497
 Starwood Hotels & Resorts Worldwide                   33,999              1,847,506
                                                                           2,531,003
HUMAN RESOURCES (0.13%)
 Robert Half International                             18,370                455,943
INSTRUMENTS-SCIENTIFIC (0.09%)
 PerkinElmer                                           16,920                313,020
INTERNET SECURITY (0.28%)
 Symantec /1/                                          26,200                492,036
 VeriSign /1/                                          19,150                506,709
                                                                             998,745
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.86%)
 Franklin Resources                                    31,260              2,146,937
 Nuveen Investments                                    13,705                465,833
 T. Rowe Price Group                                    9,020                497,633
                                                                           3,110,403
LIFE & HEALTH INSURANCE (0.58%)
 Lincoln National                                      28,380              1,276,248
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
                                                                         $
 UnumProvident                                         48,830                816,438
                                                                           2,092,686
MACHINERY-FARM (0.31%)
 Deere                                                 17,760              1,110,710
MEDICAL INSTRUMENTS (0.33%)
 Medtronic                                              7,698                405,685
 St. Jude Medical /1/                                  20,470                798,944
                                                                           1,204,629
MEDICAL PRODUCTS (3.11%)
 Becton Dickinson                                      23,850              1,395,702
 Johnson & Johnson                                    124,211              8,524,601
 Zimmer Holdings /1/                                   16,600              1,351,572
                                                                          11,271,875
MEDICAL-BIOMEDICAL/GENE (1.08%)
 Amgen /1/                                             29,669              1,727,033
 Charles River Laboratories International
  /1/                                                  16,600                786,342
 Genzyme /1/                                           24,010              1,407,226
                                                                           3,920,601
MEDICAL-DRUGS (3.93%)
 Abbott Laboratories                                   70,544              3,467,943
 Eli Lilly                                             14,822                866,642
 Merck                                                 55,582              1,884,230
 Pfizer                                               261,358              7,101,097
 Wyeth                                                 20,400                916,776
                                                                          14,236,688
MEDICAL-HMO (2.70%)
 Aetna                                                 33,420              2,452,025
 Pacificare Health Systems /1/                          9,020                539,035
 UnitedHealth Group                                    39,370              3,720,859
 WellPoint /1/                                         24,143              3,084,268
                                                                           9,796,187
METAL PROCESSORS & FABRICATION (0.14%)
 Precision Castparts                                    6,980                514,147
METAL-COPPER (0.36%)
 Phelps Dodge                                          15,150              1,300,627
MONEY CENTER BANKS (2.64%)
 Bank of America                                      154,564              6,961,562
 JP Morgan Chase                                       73,112              2,594,745
                                                                           9,556,307
MULTI-LINE INSURANCE (3.04%)
 American International Group                          80,232              4,079,797
 Cigna                                                 19,980              1,837,760
 Cincinnati Financial                                  13,194                530,927
 Hartford Financial Services Group                     27,070              1,959,056
 Prudential Financial                                  45,930              2,624,900
                                                                          11,032,440
MULTIMEDIA (2.39%)
 McGraw-Hill                                           14,830              1,291,396
 Time Warner /1/                                      223,677              3,760,010
 Viacom                                                12,040                416,825
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (CONTINUED)
                                                                         $
 Walt Disney                                          120,387              3,178,217
                                                                           8,646,448
NETWORKING PRODUCTS (1.15%)
 Cisco Systems /1/                                    242,071              4,182,987
OFFICE AUTOMATION & EQUIPMENT (0.27%)
 Pitney Bowes                                          22,240                994,573
OIL & GAS DRILLING (0.30%)
 Rowan                                                 14,660                388,930
 Transocean /1/                                        14,900                690,913
                                                                           1,079,843
OIL COMPANY-EXPLORATION & PRODUCTION (1.29%)
 Apache                                                25,620              1,442,150
 Burlington Resources                                  27,390              1,331,428
 EOG Resources                                         23,200              1,103,160
 Noble Energy                                          12,250                785,470
                                                                           4,662,208
OIL COMPANY-INTEGRATED (6.07%)
 ChevronTexaco                                         68,096              3,540,992
 ConocoPhillips                                        33,370              3,498,844
 Exxon Mobil                                          225,135             12,839,449
 Occidental Petroleum                                  30,597              2,111,193
                                                                          21,990,478
OIL FIELD MACHINERY & EQUIPMENT (0.10%)
 Smith International                                    6,050                351,989
OIL REFINING & MARKETING (0.60%)
 Premcor                                                7,260                480,249
 Valero Energy                                         24,490              1,678,300
                                                                           2,158,549
OIL-FIELD SERVICES (0.44%)
 Baker Hughes                                          36,420              1,606,850
OPTICAL SUPPLIES (0.66%)
 Alcon                                                  9,020                874,940
 Bausch & Lomb                                         20,128              1,509,600
                                                                           2,384,540
PAPER & RELATED PRODUCTS (0.55%)
 Georgia-Pacific                                       38,510              1,319,738
 MeadWestvaco                                          22,400                659,680
                                                                           1,979,418
PHARMACY SERVICES (0.58%)
 Caremark Rx /1/                                       46,410              1,858,720
 Medco Health Solutions /1/                             4,580                233,443
                                                                           2,092,163
PIPELINES (0.40%)
 Questar                                               24,820              1,449,488
POULTRY (0.10%)
 Pilgrims Pride                                         9,990                360,539
PROPERTY & CASUALTY INSURANCE (0.47%)
 Chubb                                                 20,790              1,700,206
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLICLY TRADED INVESTMENT FUND (0.05%)
                                                                         $
 iShares S&P 500 Index Fund                             1,610                186,390
REGIONAL BANKS (3.05%)
 Comerica                                              14,340                821,108
 KeyCorp                                               51,240              1,699,118
 U.S. Bancorp                                          54,387              1,517,397
 Wachovia                                              60,620              3,102,532
 Wells Fargo                                           65,121              3,903,353
                                                                          11,043,508
RETAIL-APPAREL & SHOE (0.87%)
 Abercrombie & Fitch                                   16,760                904,202
 American Eagle Outfitters                             27,070                709,775
 Nordstrom                                             30,460              1,548,282
                                                                           3,162,259
RETAIL-ARTS & CRAFTS (0.18%)
 Michaels Stores                                       19,500                647,400
RETAIL-BUILDING PRODUCTS (0.59%)
 Home Depot                                            60,603              2,143,528
RETAIL-CONVENIENCE STORE (0.18%)
 7-Eleven /1/                                          27,730                648,605
RETAIL-DISCOUNT (2.16%)
 Target                                                40,290              1,869,456
 Wal-Mart Stores                                      126,723              5,973,722
                                                                           7,843,178
RETAIL-DRUG STORE (0.06%)
 CVS                                                    4,240                218,699
RETAIL-MAJOR DEPARTMENT STORE (0.27%)
 J.C. Penney                                           20,790                985,654
RETAIL-OFFICE SUPPLIES (0.43%)
 Staples                                               80,970              1,544,098
RETAIL-REGIONAL DEPARTMENT STORE (0.23%)
 Federated Department Stores                           14,300                822,250
RETAIL-RESTAURANTS (1.07%)
 McDonald's                                            62,277              1,825,339
 Starbucks /1/                                         19,340                957,717
 Yum! Brands                                           23,370              1,097,455
                                                                           3,880,511
SEMICONDUCTOR EQUIPMENT (0.62%)
 Applied Materials /1/                                 77,990              1,159,711
 Kla-Tencor /1/                                        17,240                672,705
 Novellus Systems /1/                                  18,050                422,912
                                                                           2,255,328
STEEL PRODUCERS (0.42%)
 Nucor                                                 10,890                556,479
 United States Steel                                   22,560                964,666
                                                                           1,521,145
TELECOMMUNICATION EQUIPMENT (0.54%)
 Comverse Technology /1/                               33,030                752,754
 Harris                                                17,080                481,656
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                         $
 Qualcomm                                              20,627                719,676
                                                                           1,954,086
TELECOMMUNICATION SERVICES (0.13%)
 Amdocs /1/                                            17,550                468,760
TELEPHONE-INTEGRATED (2.74%)
 ALLTEL                                                26,590              1,514,566
 BellSouth                                             27,070                717,084
 Citizens Communications                               76,540                975,885
 SBC Communications                                   119,133              2,835,366
 Sprint                                                66,550              1,481,403
 Verizon Communications                                67,616              2,420,653
                                                                           9,944,957
THERAPEUTICS (0.52%)
 Gilead Sciences /1/                                   50,440              1,871,324
TOBACCO (1.45%)
 Altria Group                                          81,133              5,272,834
TOOLS-HAND HELD (0.09%)
 Stanley Works                                          7,370                317,131
TRANSPORT-AIR FREIGHT (0.14%)
 CNF                                                   12,250                523,687
TRANSPORT-RAIL (0.72%)
 Burlington Northern Santa Fe                          39,800              1,920,350
 CSX                                                   17,560                704,683
                                                                           2,625,033
TRANSPORT-SERVICES (0.57%)
 C.H. Robinson Worldwide                                9,960                513,936
 United Parcel Service                                 21,899              1,561,618
                                                                           2,075,554
WEB PORTALS (0.54%)
 Yahoo /1/                                             56,605              1,953,439
WIRELESS EQUIPMENT (0.29%)
 Motorola                                              68,890              1,056,773
                                         TOTAL COMMON STOCKS             361,465,857

Commercial Paper (5.87%)

Finance-Mortgage Loan/Banker (5.87%)
        Investment in Joint Trading Account; Federal
                National Mortgage Association
                2.60%; 05/02/05                         $21,272,852      $21,269,484
                                                                        -------------

                                             Total Commercial Paper       21,269,484
                                                                        -------------

                              Total Portfolio Investments (105.62%)      382,735,341

         Liabilities, net of cash and receivables (-5.62%)               (20,372,993)
                                                                        -------------

                                         Total Net Assets (100.00%)     $362,362,348
                                                                        -------------
                                                                        -------------

                            SCHEDULE OF INVESTMENTS
                        DISCIPLINED LARGECAP BLEND FUND
                           APRIL 30, 2005 (UNAUDITED)


   Contract                   Opening       Current      Unrealized
     Type       Commitment  Market Value  Market Value   Gain(Loss)
--------------------------------------------------------------------
FUTURES CONTRACTS
1 Russell 1000    Buy         $312,125      $312,150        $ 25
June 2005
Future
2 S&P 500         Buy          578,650       579,250         600
June 2005
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,709,476 or 0.47% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 21,501,286
Unrealized Depreciation                       (12,881,179)
                                             ------------
Net Unrealized Appreciation (Depreciation)      8,620,107
Cost for federal income tax purposes         $374,115,234

                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                     Percentage of
                                                               Total Value
--------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                      $ 80,933,537                     21.10%
 Financial                           71,646,248                     18.68
 Technology                          43,868,280                     11.44
 Industrial                          40,682,600                     10.60
 Consumer, Cyclical                  34,787,469                      9.07
 Communications                      33,448,063                      8.72
 Energy                              33,299,405                      8.68
 Government                          21,834,852                      5.69
 Utilities                           11,403,831                      2.97
 Basic Materials                     10,644,666                      2.77
 Futures Contracts                      891,400                      0.23
 Funds                                  186,390                      0.05
                TOTAL              $383,626,741                    100.00%
                                 ------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                         DIVERSIFIED INTERNATIONAL FUND
                           APRIL 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (96.47%)
ADVERTISING SALES (0.09%)
                                                                                $
 Telefonica Publicidad e Informacion /1/                      12,167                 111,924
ADVERTISING SERVICES (0.51%)
 Aegis Group /1/                                              68,258                 125,841
 JC Decaux /1/ /2/                                            20,475                 542,925
                                                                                     668,766
AEROSPACE & DEFENSE EQUIPMENT (0.20%)
 Zodiac /1/                                                    5,473                 267,119
AGRICULTURAL OPERATIONS (0.08%)
 Chaoda Modern Agriculture /1/                               114,847                  45,705
 IOI Berhad /1/                                               22,897                  55,218
                                                                                     100,923
AIRLINES (0.04%)
 Korean Air Lines /1/                                          2,860                  52,962
AIRPORT DEVELOPMENT & MAINTENANCE (0.06%)
 Kobenhavns Lufthavne /1/                                        333                  74,649
APPLICATIONS SOFTWARE (0.16%)
 Infosys Technologies /1/                                      2,075                 122,840
 Sage Group /1/                                               21,627                  81,257
                                                                                     204,097
AUTO-CARS & LIGHT TRUCKS (0.75%)
 Hyundai Motor /1/                                               924                  50,290
 Proton Holdings /1/                                          17,373                  35,883
 Tata Motors /2/                                              10,718                 101,607
 Toyota Motor /1/                                             22,001                 797,823
                                                                                     985,603
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.32%)
 Volvo /1/                                                    10,225                 414,988
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.54%)
 DENSO /1/                                                    24,000                 567,636
 Exedy /1/                                                     2,014                  33,692
 Keihin /1/                                                    4,536                  75,761
 Showa /1/                                                     2,557                  32,710
                                                                                     709,799
BATTERIES & BATTERY SYSTEMS (0.02%)
 Power Logics /1/                                              2,160                  25,010
BEVERAGES-WINE & SPIRITS (0.04%)
 Davide Campari - Milano /1/                                     495                  35,223
 Mercian /1/                                                   7,624                  21,482
                                                                                      56,705
BREWERY (1.29%)
 Asahi Breweries /1/                                          52,000                 659,071
 Bryggerigruppen /1/                                             412                  31,837
 Efes Breweries International /2/                              1,732                  54,558
 SABMiller /1/                                                59,155                 877,091
 Wolverhampton & Dudley Breweries /1/                          4,072                  79,038
                                                                                   1,701,595
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.08%)
 Kingspan Group /1/                                            9,201                 103,452
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.56%)
 Abengoa /1/                                                   2,531                  27,192
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING & CONSTRUCTION-MISCELLANEOUS (CONTINUED)
                                                                                $
 Eiffage /1/                                                   4,976                 585,172
 JM /1/                                                        1,126                  37,715
 JM-Rights /1/ /2/                                             1,126                     916
 Morgan Sindall /1/                                            2,126                  29,218
 Orascom Construction Industries /1/                           2,414                  53,424
                                                                                     733,637
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.41%)
 Adelaide Brighton /1/                                        70,417                  88,310
 BPB /1/                                                      87,675                 763,913
 Cementir /1/                                                  7,106                  38,864
 Cemex                                                         6,132                  44,128
 Heracles General Cement /1/                                   1,322                  15,779
 Italcementi /1/                                               3,571                  58,181
 Rinker Group /1/                                             89,222                 797,715
 Siam Cement /1/                                               7,561                  45,551
                                                                                   1,852,441
BUILDING PRODUCTS-WOOD (0.28%)
 Travis Perkins /1/                                           11,853                 369,194
BUILDING-HEAVY CONSTRUCTION (1.65%)
 Actividades de Construccion y Servicios /1/                  31,708                 775,641
 Astaldi /1/                                                   3,518                  20,830
 Daelim Industrial /1/                                         1,730                  86,500
 Empresas ICA Sociedad Controladora /2/                      138,747                  51,425
 Hyundai Engineering & Construction /1/ /2/                    3,020                  67,313
 Vinci /1/                                                     7,783               1,173,486
                                                                                   2,175,195
BUILDING-RESIDENTIAL & COMMERCIAL (0.13%)
 Kaufman & Broad /1/                                             376                  20,910
 Persimmon /1/                                                10,589                 137,258
                                                                                     158,168
BUSINESS TO BUSINESS-E COMMERCE (0.03%)
 Submarino /2/                                                 6,384                  43,711
CABLE TV (0.19%)
 Premiere /2/                                                  6,530                 252,898
CASINO HOTELS (0.04%)
 Genting Berhad /1/                                           10,298                  49,917
CASINO SERVICES (0.08%)
 Aristocrat Leisure /1/                                       14,250                 108,565
CELLULAR TELECOMMUNICATIONS (3.13%)
 China Mobile /1/                                            307,440               1,078,127
 Digi.Com Berhad /1/ /2/                                      24,200                  32,223
 Far EasTone Telecommunications /1/                          125,300                 153,080
 Mobistar /1/ /2/                                              1,014                  86,675
 O2 /2/                                                      401,881                 899,951
 Partner Communications /1/ /2/                                6,057                  51,538
 Vimpel Communications /2/                                     1,417                  46,364
 Vodafone Group /1/                                          677,527               1,773,289
                                                                                   4,121,247
CHEMICALS-DIVERSIFIED (1.72%)
 BASF /1/                                                     13,670                 897,476
 DSM /1/                                                       1,649                 110,813
 Israel Chemicals /1/                                         19,079                  56,298
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-DIVERSIFIED (CONTINUED)
                                                                                $
 K+S /1/                                                       1,988                 101,079
 Mitsubishi Gas Chemical /1/                                  14,607                  71,252
 Sumitomo Chemical /1/                                        93,632                 477,278
 Tosoh /1/                                                   118,043                 553,947
                                                                                   2,268,143
CHEMICALS-SPECIALTY (1.15%)
 Auriga Industries /1/                                         1,058                  22,718
 Clariant /1/ /2/                                             29,089                 458,464
 Daicel Chemical Industries /1/                               12,417                  66,632
 Frutarom /2/                                                  6,897                  51,156
 Methanex                                                     24,627                 414,064
 Syngenta /1/ /2/                                              4,844                 503,864
                                                                                   1,516,898
CIRCUIT BOARDS (0.67%)
 IBIDEN /1/                                                   36,461                 776,399
 Unimicron Technology /1/                                    138,000                 108,551
                                                                                     884,950
COAL (0.05%)
 Yanzhou Coal Mining /1/                                      49,489                  67,482
COMMERCIAL BANKS (11.07%)
 Alpha Bank /1/                                               12,313                 398,243
 Amagerbanken /1/                                                212                  32,774
 Anglo Irish Bank /1/                                         53,016                 629,239
 Australia & New Zealand Banking Group /1/                    44,415                 749,752
 Banca Intesa /1/                                            155,214                 743,552
 Banco de Sabadell /1/                                         3,504                  87,747
 Banco Latinoamericano de Exportaciones                        2,512                  47,452
 Bancolombia                                                   5,320                  78,576
 Bank Austria Creditanstalt /1/                                4,281                 396,556
 Bank Leumi Le-Israel /1/                                     32,852                  93,377
 Bank of Fukuoka /1/                                          31,073                 188,219
 Bank of Ireland /1/                                          30,565                 465,706
 Bank of Kyoto /1/                                             7,914                  66,736
 Bank of Piraeus /1/                                          27,101                 461,055
 Bank of the Philippine Islands /1/                           29,086                  25,871
 Bank Rakyat /1/                                             178,695                  50,079
 Credicorp                                                     3,373                  58,522
 Credit Suisse Group /1/ /2/                                  36,544               1,544,021
 DnB Holding /1/                                             127,318               1,217,341
 FinecoGroup /1/ /2/                                          13,687                 113,184
 ForeningsSparbanken /1/                                      47,850               1,127,084
 ICICI Bank                                                    5,006                  90,508
 KBC Groupe /1/                                               11,994                 951,999
 Keiyo Bank /1/                                                6,080                  30,649
 Korea Exchange Bank /1/ /2/                                   9,080                  77,003
 National Bank of Canada                                      13,000                 542,914
 National Bank of Greece /1/                                  24,215                 816,587
 OTP Bank /1/                                                  2,404                  74,128
 Raiffeisen International Bank Holding /2/                     4,500                 232,372
 Royal Bank of Canada /2/                                      4,575                 273,235
 Royal Bank of Scotland /1/                                   43,607               1,319,059
 Sapporo Hokuyo Holdings                                           8                  59,018
 Shiga Bank /1/                                                3,784                  24,200
 Siam Commercial Bank Public /1/                              38,400                  45,935
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                                $
 Societe Generale /1/                                          9,365                 936,623
 Standard Bank Group /1/                                      17,343                 174,023
 State Bank of India /1/                                       1,364                  49,571
 Suruga Bank /1/                                               7,946                  69,224
 Taishin Financial Holdings /1/                              114,000                 102,346
 Turkiye Is Bankasi /1/                                       15,794                  80,365
 UTI Bank /2/                                                 11,001                  58,151
                                                                                  14,582,996
COMMERCIAL SERVICES (0.10%)
 Intertek Group /1/                                            4,686                  67,990
 TIS /1/                                                       1,812                  65,535
                                                                                     133,525
COMMUNICATIONS SOFTWARE (0.02%)
 Telelogic /1/ /2/                                            12,682                  25,212
COMPUTER SERVICES (0.05%)
 ALTEN /1/ /2/                                                 1,136                  26,480
 Computershare /1/                                             5,717                  22,663
 EDB Business Partner /1/ /2/                                  2,702                  20,066
                                                                                      69,209
COMPUTERS (0.09%)
 High Tech Computer /1/                                       17,000                 119,469
COMPUTERS-INTEGRATED SYSTEMS (0.35%)
 Otsuka /1/                                                    6,126                 464,774
COMPUTERS-PERIPHERAL EQUIPMENT (0.53%)
 Lite-On Technology /1/                                          100                     105
 Logitech International /1/ /2/                               12,085                 695,672
                                                                                     695,777
CONSULTING SERVICES (0.05%)
 Jaakko Poyry Group /1/                                          628                  19,348
 Savills /1/                                                   3,473                  42,279
                                                                                      61,627
CONTAINERS-METAL & GLASS (0.03%)
 Singamas Container Holdings /1/                              38,448                  35,635
COSMETICS & TOILETRIES (0.03%)
 Body Shop International /1/                                   9,937                  37,579
CRUISE LINES (0.59%)
 Carnival /1/                                                 15,159                 780,709
DISTRIBUTION-WHOLESALE (0.82%)
 Esprit Holdings /1/                                          10,356                  77,144
 Inchcape /1/                                                  2,842                  96,597
 Telewave                                                          6                  27,490
 Univar /1/                                                      664                  20,981
 Wolseley /1/                                                 42,479                 852,458
                                                                                   1,074,670
DIVERSIFIED FINANCIAL SERVICES (0.69%)
 Acta Holding /1/ /2/                                         22,987                  41,497
 JCG Holdings /1/                                             12,586                  11,326
 Sampo Ojy /1/                                                52,354                 732,722
 Shinhan Financial Group /1/                                   4,902                 127,933
                                                                                     913,478
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (0.38%)
                                                                                $
 Charter /1/ /2/                                              12,624                  60,810
 NKT Holding /1/                                               1,311                  46,287
 Orica /1/                                                    32,116                 395,822
                                                                                     502,919
DIVERSIFIED MINERALS (2.08%)
 Antofagasta /1/                                              23,457                 503,539
 BHP Billiton /1/                                            118,526               1,451,799
 Teck Cominco                                                 24,125                 781,451
                                                                                   2,736,789
DIVERSIFIED OPERATIONS (1.09%)
 Alfa                                                          9,476                  47,854
 Brascan                                                      24,845                 900,395
 Dogan Sirketler Grubu Holdings /1/ /2/                       10,920                  23,223
 Imperial Holdings /1/ /2/                                     6,397                  98,656
 Wharf Holdings /1/                                          110,000                 367,348
                                                                                   1,437,476
ELECTRIC PRODUCTS-MISCELLANEOUS (0.46%)
 Sharp /1/                                                    36,000                 560,349
 Ultra Electronics Holdings /1/                                3,046                  43,661
                                                                                     604,010
ELECTRIC-GENERATION (0.44%)
 Electric Power Development /1/                               19,230                 581,988
ELECTRIC-INTEGRATED (2.58%)
 ASM Brescia /1/                                              13,516                  44,447
 E.ON /1/                                                     14,091               1,199,053
 Fortum /1/                                                   52,789                 803,284
 International Power /1/ /2/                                 156,812                 547,557
 Korea Electric Power /1/                                      3,710                 108,087
 RWE /1/                                                      11,588                 694,146
                                                                                   3,396,574
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.60%)
 Asustek Computer /1/                                         36,000                  96,308
 Funkwerk /1/                                                    434                  17,596
 Hon Hai Precision Industry /1/                               35,000                 166,212
 Jurong Technologies Industrial /1/                           36,103                  36,624
 Samsung Electronics                                             977                 446,840
 Shibaura Mechatronics /1/                                     2,507                  22,170
                                                                                     785,750
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.23%)
 Shinko Electric Industries /1/                                8,319                 287,098
 Thine Electronics /1/                                             4                  15,844
                                                                                     302,942
ELECTRONIC MEASUREMENT INSTRUMENTS (0.12%)
 Leica Geosystems /1/ /2/                                        179                  51,593
 Techem /1/ /2/                                                1,358                  56,167
 Tokyo Seimitsu /1/                                            1,624                  55,157
                                                                                     162,917
ENERGY-ALTERNATE SOURCES (0.06%)
 SolarWorld /1/                                                  606                  84,378
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.09%)
 COMSYS Holdings /1/                                           6,423                  55,080
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (CONTINUED)
                                                                                $
 Samsung Engineering /1/                                       7,340                  66,642
                                                                                     121,722
FINANCE-CONSUMER LOANS (0.92%)
 African Bank Investments /1/                                 19,931                  53,427
 Aiful /1/                                                     6,917                 514,334
 Aiful /2/                                                     3,459                 252,181
 Nissin /1/                                                    3,384                   7,618
 Sanyo Shinpan Finance /1/                                     5,611                 378,724
                                                                                   1,206,284
FINANCE-CREDIT CARD (0.05%)
 OMC Card /1/                                                  4,793                  60,639
FINANCE-INVESTMENT BANKER & BROKER (0.47%)
 Ichiyoshi Securities /1/                                      3,040                  28,089
 Mediobanca /1/                                               32,972                 543,826
 Samsung Securities /1/                                        2,010                  48,008
                                                                                     619,923
FINANCE-LEASING COMPANY (0.59%)
 ORIX /1/                                                      5,300                 719,054
 Sumisho Lease /1/                                             1,680                  60,574
                                                                                     779,628
FINANCE-OTHER SERVICES (0.20%)
 Aktiv Kapital /1/                                             1,322                  19,779
 Bursa Malaysia /2/                                           50,960                  51,228
 Grupo Financiero Banorte                                     13,370                  86,087
 Intrum Justitia /1/ /2/                                       3,193                  23,105
 Intrum Justitia-Rights /1/ /2/                                3,193                   1,212
 SFE /1/                                                       8,976                  64,075
 TSX Group                                                       470                  23,220
                                                                                     268,706
FINANCIAL GUARANTEE INSURANCE (0.06%)
 Euler Hermes /1/                                              1,015                  81,104
FISHERIES (0.30%)
 Toyo Suisan Kaisha /1/                                       24,997                 392,747
FOOD-CONFECTIONERY (0.02%)
 Lindt & Spruengli /1/                                             2                  31,636
FOOD-DAIRY PRODUCTS (0.04%)
 Binggrae /1/                                                  1,360                  53,640
FOOD-FLOUR & GRAIN (0.03%)
 Nisshin Seifun Group /1/                                      3,827                  39,767
FOOD-MEAT PRODUCTS (0.02%)
 Yonekyu /1/                                                   1,850                  21,117
FOOD-MISCELLANEOUS/DIVERSIFIED (0.68%)
 Kikkoman /1/                                                 37,276                 358,256
 Orkla /1/                                                    15,920                 534,807
                                                                                     893,063
FOOD-RETAIL (1.18%)
 Colruyt /1/                                                   2,929                 443,736
 Tesco /1/                                                   187,158               1,103,816
                                                                                   1,547,552
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-WHOLESALE & DISTRIBUTION (0.29%)
                                                                                $
 Fyffes                                                      134,269                 378,031
FORESTRY (0.03%)
 Great Southern Plantations /1/                               13,706                  38,549
GAS-DISTRIBUTION (0.05%)
 OAO Gazprom                                                   1,748                  59,014
GOLD MINING (0.02%)
 NovaGold Resources /2/                                        3,542                  27,406
HOTELS & MOTELS (0.55%)
 InterContinental Hotels Group /1/                            60,786                 725,249
HUMAN RESOURCES (0.44%)
 Capita Group /1/                                             11,180                  80,804
 Ranstad Holdings /1/                                         12,125                 493,990
                                                                                     574,794
IMPORT & EXPORT (1.10%)
 Kanematsu /1/ /2/                                            39,606                  58,804
 Mitsubishi /1/                                               33,300                 456,007
 Mitsui /1/                                                   92,000                 872,585
 Testrite International /1/                                   86,282                  57,879
                                                                                   1,445,275
INDEPENDENT POWER PRODUCER (0.06%)
 YTL Power International /1/                                 144,553                  75,316
INDUSTRIAL AUTOMATION & ROBOTS (0.05%)
 CKD /1/                                                       9,780                  65,718
INSTRUMENTS-SCIENTIFIC (0.05%)
 As One /1/                                                      618                  13,354
 HORIBA /1/                                                    2,867                  53,091
                                                                                      66,445
INTERNET SECURITY (0.08%)
 Check Point Software Technologies /2/                         5,113                 107,117
INVESTMENT COMPANIES (0.09%)
 Macquarie Airports Management /1/                            24,382                  63,936
 SM Investments /2/                                           11,083                  51,159
                                                                                     115,095
LEISURE & RECREATION PRODUCTS (0.51%)
 Sega Sammy Holdings /1/                                      11,124                 651,395
 Trigano /1/                                                     208                  17,751
                                                                                     669,146
LIFE & HEALTH INSURANCE (0.67%)
 Cathay Financial Holding /1/                                 59,000                 106,999
 Friends Provident /1/                                       164,418                 507,221
 Industrial-Alliance Life Insurance /2/                          925                  42,014
 Metropolitan Holdings /1/                                    36,788                  65,196
 Sanlam /1/                                                   41,965                  79,697
 Shin Kong Financial Holding /1/                              92,100                  86,202
                                                                                     887,329
LOTTERY SERVICES (0.04%)
 Intralot-Integrated Lottery Systems &
  Services /1/                                                 1,557                  46,395
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-CONSTRUCTION & MINING (0.38%)
                                                                                $
 Komatsu /1/                                                  72,000                 506,653
MACHINERY-ELECTRICAL (0.69%)
 Nidec /1/                                                     5,101                 598,479
 SMC /1/                                                       3,000                 314,942
                                                                                     913,421
MACHINERY-FARM (0.38%)
 Kubota /1/                                                   96,023                 494,825
MACHINERY-GENERAL INDUSTRY (1.03%)
 Andritz /1/                                                     631                  53,025
 MAN /1/                                                      22,554                 953,523
 Stork /1/                                                     7,172                 264,117
 Sumitomo Heavy Industries /1/                                21,650                  87,434
                                                                                   1,358,099
MEDICAL INSTRUMENTS (0.08%)
 Elekta /1/ /2/                                                1,935                  68,013
 Topcon /1/                                                    2,115                  37,178
                                                                                     105,191
MEDICAL LABORATORY & TESTING SERVICE (0.05%)
 Diagnosticos da America /2/                                   1,913                  63,006
MEDICAL LASER SYSTEMS (0.13%)
 Carl Zeiss Meditec /1/ /2/                                    8,661                 170,453
MEDICAL PRODUCTS (1.02%)
 Gambro /1/                                                   30,604                 414,502
 Nobel Biocare Holding /1/                                       436                  93,728
 Phonak Holding /1/                                           11,925                 417,594
 Terumo /1/                                                   13,977                 414,251
                                                                                   1,340,075
MEDICAL-BIOMEDICAL/GENE (0.15%)
 Cambridge Antibody Technology Group /1/ /2/                  18,199                 194,913
MEDICAL-DRUGS (5.46%)
 Astellas Pharma /1/                                           9,940                 359,697
 AstraZeneca /1/                                              27,003               1,184,357
 CSL /1/                                                       8,138                 201,518
 Dong-A Pharmaceutical /1/                                     1,940                  61,536
 Fujirebio /1/                                                 1,693                  27,723
 GlaxoSmithKline /1/                                          21,413                 541,555
 Hisamitsu Pharmaceutical /1/                                  1,131                  30,191
 Merck /1/                                                     6,902                 527,272
 Novartis /1/                                                 23,116               1,129,660
 Ono Pharmaceutical /1/                                        9,856                 500,503
 Roche Holding /1/                                            10,989               1,334,883
 Rohto Pharmaceutical /1/                                     15,905                 201,038
 Sanofi-Aventis /1/                                            3,759                 333,945
 Santen Pharmaceutical /1/                                    13,384                 298,515
 Schering /1/                                                  7,031                 464,386
                                                                                   7,196,779
MEDICAL-HOSPITALS (0.26%)
 Capio /1/ /2/                                                21,711                 336,694
MEDICAL-NURSING HOMES (0.03%)
 Extendicare /2/                                               3,170                  42,386
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.48%)
                                                                                $
 Alliance Unichem /1/                                         35,867                 549,041
 Celesio /1/                                                   1,055                  84,240
                                                                                     633,281
METAL PROCESSORS & FABRICATION (0.04%)
 CFF Recycling /1/                                               910                  28,293
 Tocalo /1/                                                    1,111                  24,021
                                                                                      52,314
METAL-ALUMINUM (0.04%)
 Hindalco Industries                                           1,908                  51,898
METAL-DIVERSIFIED (0.60%)
 Rio Tinto /1/                                                26,173                 791,482
MISCELLANEOUS INVESTING (0.37%)
 Nippon Building Fund /1/                                         21                 188,137
 Rodamco Europe /1/                                            3,943                 298,388
                                                                                     486,525
MISCELLANEOUS MANUFACTURERS (0.05%)
 Amano /1/                                                     4,525                  49,580
 Balda /1/                                                     2,216                  21,734
                                                                                      71,314
MONEY CENTER BANKS (5.05%)
 Banco Bilbao Vizcaya Argentaria /1/                          92,284               1,433,868
 BNP Paribas /1/                                              15,802               1,046,131
 HBOS /1/                                                     80,362               1,193,085
 HSBC Holdings /1/                                            19,766                 316,443
 Mizuho Financial Group                                          261               1,224,574
 UBS /1/                                                      17,872               1,434,857
                                                                                   6,648,958
MORTGAGE BANKS (0.95%)
 Home Capital Group /2/                                        2,191                  61,036
 Hypo Real Estate Holding /1/ /2/                             28,484               1,184,192
                                                                                   1,245,228
MULTI-LINE INSURANCE (2.51%)
 Allianz /1/                                                   6,591                 797,203
 AXA /1/                                                      31,944                 800,423
 Baloise Holding /1/                                           1,242                  63,856
 Codan /1/                                                     1,065                  51,171
 Fondiaria-Sai /1/                                            16,387                 421,944
 Storebrand /1/                                               75,311                 565,362
 Zurich Financial Services /1/                                 3,582                 608,303
                                                                                   3,308,262
MULTIMEDIA (0.08%)
 APN News & Media /1/                                          9,892                  37,139
 Impresa /1/ /2/                                               3,852                  27,385
 Promotora de Informaciones /1/                                2,420                  46,303
                                                                                     110,827
NON-FERROUS METALS (0.03%)
 Grupo Mexico /2/                                              7,928                  37,055
 International Nickel Indonesia /1/                            2,878                   4,214
                                                                                      41,269
NON-HOTEL GAMBLING (0.46%)
 Greek Organisation of Football
  Prognostics /1/                                             19,752                 519,401
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NON-HOTEL GAMBLING (CONTINUED)
                                                                                $
 Paddy Power                                                   4,597                  80,546
                                                                                     599,947
OFFICE AUTOMATION & EQUIPMENT (0.62%)
 Canon /1/                                                    14,442                 750,713
 Neopost /1/                                                     744                  62,559
                                                                                     813,272
OIL & GAS DRILLING (0.35%)
 AOC Holdings                                                  3,072                  43,833
 Precision Drilling /2/                                        5,700                 412,415
                                                                                     456,248
OIL COMPANY-EXPLORATION & PRODUCTION (1.32%)
 EnCana                                                       18,600               1,193,708
 Oil Search /1/                                              217,710                 390,835
 PTT Public /1/                                               12,941                  65,698
 Tullow Oil /1/                                               27,999                  86,029
                                                                                   1,736,270
OIL COMPANY-INTEGRATED (5.54%)
 BP Amoco /1/                                                179,686               1,835,418
 China Petroleum & Chemical /1/                              323,971                 127,421
 ENI /1/                                                      54,987               1,387,139
 LUKOIL                                                          766                 103,793
 MOL Magyar Olaj-es Gazipari /1/                                 940                  77,577
 OMV /1/                                                         826                 255,212
 PetroChina /1/                                              139,120                  83,084
 Petroleo Brasileiro                                           4,012                 168,223
 Sasol /1/                                                     3,146                  73,695
 Shell Transport & Trading /1/                               122,431               1,101,156
 Sibneft /2/                                                   3,342                  51,467
 Total /1/                                                     9,130               2,036,791
                                                                                   7,300,976
OIL REFINING & MARKETING (1.99%)
 Caltex Australia /1/                                         27,849                 305,557
 ERG /1/                                                      16,033                 246,264
 Neste Oil Oyj /2/                                            16,159                 362,145
 Polski Koncern Naftowy Orlen /1/                              6,463                  89,521
 S-Oil /1/                                                     3,770                 264,832
 SK /1/                                                        1,150                  64,484
 Statoil /1/                                                  49,250                 867,040
 Thai Oil Public /1/                                         259,430                 425,000
                                                                                   2,624,843
OIL-FIELD SERVICES (0.15%)
 Fred. Olsen Energy /1/ /2/                                    2,074                  39,497
 Ocean Rig /1/ /2/                                             4,943                  28,302
 Stolt Offshore /1/ /2/                                       10,556                  78,027
 TGS-NOPEC Geophysical /1/ /2/                                 1,672                  45,330
                                                                                     191,156
OPTICAL SUPPLIES (0.60%)
 HOYA /1/                                                      7,600                 793,007
PETROCHEMICALS (0.28%)
 Formosa Chemicals & Fibre /1/                                44,000                  89,554
 Honam Petrochemical /1/                                       1,430                  64,577
 Reliance Industries                                           3,478                  85,907
 SINOPEC Shanghai Petrochemical /1/                          151,328                  56,030
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PETROCHEMICALS (CONTINUED)
                                                                                $
 Ultrapar Participacoes                                        4,055                  74,977
                                                                                     371,045
PROPERTY & CASUALTY INSURANCE (0.58%)
 Dongbu Insurance /1/                                          3,630                  29,179
 Millea Holdings                                                  45                 612,914
 Northbridge Financial                                         1,670                  38,259
 Promina Group /1/                                            20,352                  81,640
                                                                                     761,992
PROPERTY TRUST (0.06%)
 Commonwealth Property Office Fund /1/                        85,844                  84,949
PUBLIC THOROUGHFARES (0.02%)
 Shenzhen Expressway /1/                                      82,000                  29,901
PUBLISHING-BOOKS (0.03%)
 Yell Group /1/                                                5,796                  44,654
PUBLISHING-NEWSPAPERS (0.01%)
 Spir Communication /1/                                           97                  19,582
PUBLISHING-PERIODICALS (0.40%)
 Eniro /1/                                                    45,959                 523,599
QUARRYING (0.05%)
 Eramet /1/                                                      671                  63,206
RACETRACKS (0.02%)
 Snai /1/ /2/                                                  1,900                  23,775
REAL ESTATE MANAGEMENT & SERVICES (0.39%)
 AEON Mall /1/                                                    46                   1,738
 Beni Stabili /1/                                            200,052                 204,364
 Castellum /1/                                                 1,071                  39,684
 Corio /1/                                                     2,221                 119,274
 Creed                                                            22                  57,318
 Midland Realty Holdings /1/                                 147,061                  92,779
                                                                                     515,157
REAL ESTATE OPERATOR & DEVELOPER (1.88%)
 Capital & Regional /1/                                        3,234                  43,352
 China Overseas Land & Investment /1/                        282,787                  58,523
 Fadesa Inmobiliaria /1/ /2/                                   5,270                 119,793
 Great Eagle Holdings /1/                                    113,000                 255,395
 Hammerson /1/                                                26,183                 426,040
 Inmobiliaria Colonial /1/                                     2,648                 137,329
 Inmobiliaria Urbis /1/                                        3,830                  58,700
 IRSA Inversiones y Representaciones /2/                       2,967                  33,408
 JOINT /1/                                                       877                  22,595
 Kerry Properties /1/                                         24,572                  53,771
 Land Securities Group /1/                                    29,283                 744,592
 Mitsui Fudosan /1/                                           46,704                 520,886
                                                                                   2,474,384
RENTAL-AUTO & EQUIPMENT (0.04%)
 Northgate /1/                                                 2,989                  46,885
RETAIL-APPAREL & SHOE (0.31%)
 Aoki International /1/                                        1,636                  20,919
 Cortefiel /1/                                                14,583                 268,023
 Edgars Consolidated Stores /1/                                1,961                  81,256
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                                $
 POINT /1/                                                       992                  37,926
                                                                                     408,124
RETAIL-AUTOMOBILE (0.10%)
 Astra International /1/                                      62,543                  69,208
 Daewoo Motor Sales /1/                                        5,900                  60,296
                                                                                     129,504
RETAIL-BUILDING PRODUCTS (0.08%)
 Grafton Group /1/                                             9,702                 109,101
RETAIL-CONSUMER ELECTRONICS (0.31%)
 Carphone Warehouse /1/                                       30,465                  86,462
 Grupo Elektra                                                 1,224                  35,533
 Yamada Denki /1/                                              6,000                 286,555
                                                                                     408,550
RETAIL-CONVENIENCE STORE (0.31%)
 Alimentation Couche Tard /2/                                 30,000                 401,610
RETAIL-DRUG STORE (0.05%)
 Sundrug /1/                                                     990                  37,324
 Tsuruha /1/                                                     802                  26,563
                                                                                      63,887
RETAIL-HOME FURNISHINGS (0.05%)
 JD Group /1/                                                  6,854                  70,594
RETAIL-HYPERMARKETS (0.01%)
 Organizacion Soriana                                          4,243                  15,608
RETAIL-MAJOR DEPARTMENT STORE (0.10%)
 David Jones /1/                                              25,196                  34,604
 Hyundai Department Store /1/                                  2,280                 100,447
                                                                                     135,051
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.41%)
 Foschini /1/                                                 12,883                  75,791
 LG Home Shopping /1/                                            642                  51,287
 Massmart Holdings /1/                                         7,296                  52,765
 Ryohin Keikaku /1/                                            7,273                 366,029
                                                                                     545,872
RETAIL-OFFICE SUPPLIES (0.01%)
 Bechtle /1/                                                     434                   9,525
RETAIL-PUBS (0.67%)
 Punch Taverns /1/                                            73,165                 888,676
RETAIL-VIDEO RENTAL (0.02%)
 GEO                                                              11                  30,978
RUBBER & PLASTIC PRODUCTS (0.01%)
 Semperit  Holding /1/                                           473                  13,848
RUBBER-TIRES (1.08%)
 Continental /1/                                              19,218               1,423,681
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.18%)
 Novatek Microelectronics /1/                                 31,000                 138,285
 Taiwan Semiconductor Manufacturing /1/                       63,000                 104,765
                                                                                     243,050
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SOAP & CLEANING PREPARATION (0.39%)
                                                                                $
 Reckitt Benckiser /1/                                        15,928                 518,003
SOAP & CLEANING PRODUCTS (0.03%)
 McBride /1/                                                  13,653                  38,626
SPECIAL PURPOSE BANKS (0.34%)
 DEPFA Bank /1/                                               27,437                 423,709
 IKB Deutsche Industriebank /1/                                  732                  19,634
                                                                                     443,343
STEEL PIPE & TUBE (0.02%)
 Vallourec /1/                                                   127                  26,802
STEEL PRODUCERS (1.59%)
 China Steel /1/                                              44,280                  45,543
 Corus Group /1/ /2/                                         114,974                  95,098
 Dongkuk Steel Mill /1/                                        2,010                  28,826
 Gerdau AmeriSteel /2/                                         7,374                  36,724
 INI Steel /1/                                                 3,510                  55,503
 IPSCO                                                         2,466                 117,901
 JFE Holdings /1/                                             35,000                 970,553
 Nippon Steel /1/                                            205,402                 520,074
 POSCO                                                         2,749                 125,162
 Russel Metals /2/                                             4,744                  54,813
 Tenaris                                                         800                  45,720
                                                                                   2,095,917
TELECOMMUNICATION EQUIPMENT (0.03%)
 Option /1/ /2/                                                1,345                  40,754
TELECOMMUNICATION SERVICES (1.37%)
 AFK Sistema /2/                                               5,690                  88,764
 KT Freetel /1/                                                4,547                 104,902
 Orascom Telecom Holding /2/                                   1,582                  64,133
 StarHub /1/ /2/                                             630,963                 510,839
 Telenor /1/                                                  78,243                 655,019
 TeliaSonera /1/                                              73,183                 386,456
                                                                                   1,810,113
TELEPHONE-INTEGRATED (0.72%)
 Hellenic Telecommunications
  Organization /1/                                            39,140                 733,669
 Telefonos de Mexico                                           3,008                 101,971
 Telkom South Africa /1/                                       6,117                 106,860
                                                                                     942,500
TELEVISION (1.40%)
 Antena 3 de Television /1/                                    3,184                  62,612
 CanWest Global Communications /2/                             6,665                  72,973
 Mediaset /1/                                                 82,856               1,079,439
 Modern Times Group /1/ /2/                                   20,327                 629,680
                                                                                   1,844,704
TOBACCO (2.25%)
 British American Tobacco /1/                                 43,302                 812,800
 Imperial Tobacco Group /1/                                   38,366               1,100,697
 Japan Tobacco                                                    82               1,055,371
                                                                                   2,968,868
TOOLS-HAND HELD (0.05%)
 Makita /1/                                                    3,608                  68,107
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-MARINE (1.11%)
                                                                                $
 China Shipping Development /1/                               63,880                  56,198
 Dampskibsselskabet Torm /1/                                   1,383                  69,671
 Kawasaki Kisen Kaisha /1/                                    10,854                  70,642
 Mitsui O.S.K. Lines /1/                                      78,875                 496,492
 Nippon Yusen Kabushiki Kaisha /1/                            83,770                 496,861
 Orient Overseas International /1/                            28,444                 137,580
 Precious Shipping /1/                                        46,511                  60,702
 Wan Hai Lines /1/                                            52,000                  54,510
 Wilhelmsen /1/                                                  774                  18,573
                                                                                   1,461,229
TRANSPORT-RAIL (0.49%)
 Canadian National Railway                                    11,300                 650,564
TRANSPORT-SERVICES (0.53%)
 Arriva /1/                                                    5,474                  52,829
 Exel /1/                                                     34,882                 551,291
 Toll Holdings /1/                                             8,975                  89,193
                                                                                     693,313
TRAVEL SERVICES (0.03%)
 H.I.S. /1/                                                    1,656                  37,919
WATER (0.23%)
 Cia de Saneamento Basico do Estado de Sao
  Paulo /2/                                                  297,284                  15,383
 Kelda Group /1/                                              13,739                 166,236
 Pennon Group /1/                                              6,734                 126,468
                                                                                     308,087
WEB PORTALS (0.01%)
 Dacom /2/                                                     2,250                  16,698
WIRE & CABLE PRODUCTS (0.04%)
 LG Cable /1/                                                  2,548                  55,978
WIRELESS EQUIPMENT (1.08%)
 Gemtek Technology /1/                                        40,000                  78,494
 Gemtek Technology-Rights /1/ /2/                              4,453                       -
 Nokia /1/                                                    84,319               1,348,686
                                                                                   1,427,180
                                                TOTAL COMMON STOCKS              127,053,913

                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.52%)
COMMERCIAL BANKS (0.16%)
 Banco Itau Holding Financeira                                 1,214                 207,325
DIVERSIFIED MINERALS (0.12%)
 Caemi Mineracao e Metalurgica                               201,376                 154,521
ELECTRIC-INTEGRATED (0.04%)
 Cia Energetica de Minas Gerais                            2,153,418                  60,078
OIL REFINING & MARKETING (0.05%)
 Cia Brasileira de Petroleo Ipiranga                           6,561                  69,165
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
PETROCHEMICALS (0.01%)
                                                                                $
 Ultrapar Participacoes                                      770,137                  13,910
STEEL PRODUCERS (0.11%)
 Cia Siderurgica de Tubarao                                1,452,330                  71,722
 Usinas Siderurgicas de Minas Gerais                           3,926                  78,465
                                                                                     150,187
TEXTILE-PRODUCTS (0.03%)
 Cia de Tecidos do Norte de Minas - Coteminas                402,488                  33,893
                                             TOTAL PREFERRED STOCKS                  689,079

                                                Principal

                                                Amount                             Value

---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.16%)
FINANCE-MORTGAGE LOAN/BANKER (2.16%)
 Investment in Joint Trading Account; Federal
  National Mortgage Association
                                                           $                    $
  2.60%; 05/02/05                                          2,842,896               2,842,446
                                             TOTAL COMMERCIAL PAPER                2,842,446
                                                                                ------------

                               TOTAL PORTFOLIO INVESTMENTS (99.15%)              130,585,438
CASH AND RECEIVABLES, NET OF LIABILITIES (0.85%)                                   1,113,337
                                         TOTAL NET ASSETS (100.00%)             $131,698,775
                                                                                --------------

/1 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $112,643,042 or 85.53% of net assets.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 12,560,840
Unrealized Depreciation                        (2,223,569)
                                             ------------
Net Unrealized Appreciation (Depreciation)     10,337,271
Cost for federal income tax purposes         $120,248,167


           INVESTMENTS BY COUNTRY (UNAUDITED)
 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
                          $
 Argentina                      79,128              0.06%
 Australia                   3,554,824              2.72
 Austria                       951,013              0.73
 Belgium                     1,523,164              1.17
 Bermuda                       104,105              0.08
 Brazil                      1,054,379              0.81
 Canada                      6,087,087              4.66
 Cayman Islands                 45,704              0.03
 China                         352,634              0.27
 Colombia                       78,576              0.06
 Denmark                       329,108              0.25
 Egypt                         117,558              0.09
 Finland                     3,266,185              2.50
 France                      8,069,303              6.18
 Germany                     8,958,635              6.86
 Greece                      2,991,128              2.29
 Hong Kong                   2,131,006              1.63
 Hungary                       151,705              0.12
 India                         474,575              0.36
 Indonesia                     123,501              0.09
 Ireland                     2,189,784              1.68
 Israel                        359,486              0.28
 Italy                       4,961,033              3.80
 Japan                      24,394,324             18.68
 Korea                       2,293,936              1.76
 Luxembourg                     78,027              0.06
 Malaysia                      299,786              0.23
 Mexico                        419,661              0.32
 Netherlands                 1,362,122              1.04
 Norway                      4,052,613              3.10
 Panama                         47,452              0.04
 Peru                           58,522              0.04
 Philippines                    77,030              0.06
 Poland                         89,521              0.07
 Portugal                       27,385              0.02
 Russia                        349,402              0.27
 Singapore                     547,463              0.42
 South Africa                  931,958              0.71
 Spain                       3,129,133              2.40
 Sweden                      4,028,860              3.09
 Switzerland                 8,368,131              6.41
 Taiwan                      1,508,304              1.15
 Thailand                      728,793              0.56
 Turkey                        103,588              0.08
 United Kingdom             26,893,360             20.59
 United States               2,842,446              2.18
             TOTAL        $130,585,438            100.00%
                          --------------          ---------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                           GOVERNMENT SECURITIES FUND
                           APRIL 30, 2005 (UNAUDITED)

                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (48.20%)
ASSET BACKED SECURITIES (0.43%)
 Chase Funding Mortgage Loan Asset Backed
  Certificates
  3.25%; 12/25/33 /1/                                    $   333,189            $    333,521
  3.31%; 09/25/33 /1/                                        211,777                 212,141
                                                                                     545,662
FEDERAL & FEDERALLY SPONSORED CREDIT (5.07%)
 Federal Farm Credit Bank
  2.63%; 09/17/07                                          1,500,000               1,455,861
  3.00%; 04/15/08                                          1,250,000               1,217,006
  3.75%; 01/15/09                                          2,500,000               2,467,842
  4.48%; 08/24/12                                          1,250,000               1,251,998
                                                                                   6,392,707
FINANCE-MORTGAGE LOAN/BANKER (32.79%)
 Countrywide Alternative Loan Trust
  3.15%; 05/25/35 /1/ /2/                                  1,169,473               1,169,473
 Federal Home Loan Bank System
  1.88%; 06/15/06                                          1,250,000               1,225,279
  2.45%; 03/23/07                                          3,000,000               2,922,558
  2.63%; 05/15/07                                          2,500,000               2,437,922
  3.75%; 08/15/08                                          1,500,000               1,483,689
  5.80%; 09/02/08                                          2,500,000               2,630,085
 Federal Home Loan Mortgage
  3.15%; 04/15/30 /1/                                      1,500,000               1,499,757
  3.25%; 06/15/18 /1/                                        924,914                 927,593
  3.25%; 11/15/34 /1/                                      1,271,101               1,274,022
  3.35%; 09/15/33 /1/                                        475,685                 478,183
  4.63%; 05/28/13                                          1,000,000                 978,535
  4.88%; 03/15/07                                          2,500,000               2,545,340
  5.75%; 01/15/12                                          1,150,000               1,238,703
 Federal National Mortgage Association
  2.63%; 11/15/06                                          1,500,000               1,473,921
  3.00%; 04/25/34 /1/                                      1,250,000               1,240,650
  3.15%; 10/25/18 /1/                                      1,102,345               1,104,627
  3.25%; 08/15/08                                          2,500,000               2,436,270
  3.27%; 11/25/22 /1/                                        987,755                 988,917
  3.27%; 03/25/35 /1/                                        992,642                 992,823
  4.11%; 02/17/09 /1/                                      2,000,000               2,005,380
  4.38%; 03/15/13                                          1,250,000               1,243,876
  5.04%; 03/01/35 /1/                                      1,967,057               1,986,382
  5.38%; 11/15/11                                          2,300,000               2,425,039
 Federal National Mortgage Association Grantor
  Trust
  3.20%; 05/25/35 /1/ /2/                                  1,294,613               1,294,209
 Federal National Mortgage Association Whole Loan
  3.17%; 05/25/35 /1/                                        994,382                 994,415
 Government National Mortgage Association
  1.00%; 06/17/45 /1/                                     11,000,000                 696,707
  1.92%; 10/16/12 /1/                                      9,000,000                 662,733
 Greenpoint Mortgage Funding Trust
  3.36%; 06/25/45 /1/ /2/                                  1,000,000               1,000,000
                                                                                  41,357,088
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-OTHER SERVICES (0.77%)
 Private Export Funding
  3.38%; 02/15/09                                        $ 1,000,000            $    975,113
HOME EQUITY-OTHER (2.46%)
 Encore Credit Receivables Trust
  3.22%; 02/25/35 /1/                                      1,000,000                 999,953
 First NLC Trust
  3.25%; 05/25/35 /1/ /2/                                  1,500,000               1,500,000
 Option One Mortgage Loan Trust
  3.22%; 05/25/35 /1/ /2/                                    600,000                 600,000
                                                                                   3,099,953
HOME EQUITY-SEQUENTIAL (0.79%)
 Residential Asset Securities
  3.29%; 04/25/35 /1/ /2/                                  1,000,000               1,000,000
MORTGAGE BACKED SECURITIES (5.89%)
 Banc of America Commercial Mortgage
  0.52%; 03/11/41 /1/ /3/                                 32,018,357                 399,621
  1.31%; 11/10/38 /1/                                      3,083,868                 134,185
 Bear Stearns Commercial Mortgage Securities
  1.27%; 02/11/41 /1/ /3/                                 12,282,844                 569,285
 GMAC Mortgage Corporation Loan Trust
  3.20%; 08/25/35 /1/ /2/                                    850,000                 850,000
 Greenwich Capital Commercial Funding
  0.55%; 06/10/36 /1/ /3/                                 20,400,000                 336,335
 IMPAC Secured Assets Commercial Mortgage Owner
  Trust
  3.29%; 12/25/31 /1/                                        350,000                 349,830
 Indymac Index Mortgage Loan Trust
  3.35%; 04/25/35 /1/                                        991,034                 991,994
 Wachovia Bank Commercial Mortgage Trust
  0.47%; 03/15/42 /1/ /3/                                 34,808,051                 571,548
 Washington Mutual
  3.26%; 04/25/45 /1/ /2/                                  2,000,000               2,000,000
  3.44%; 07/25/44 /1/                                      1,221,586               1,225,805
                                                                                   7,428,603
                                                        TOTAL BONDS               60,799,126

                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (20.61%)
4.00%; 07/01/10                                            1,541,423               1,521,327
4.50%; 06/01/11                                              926,327                 927,965
4.60%; 10/01/33 /1/                                        1,282,863               1,260,298
4.88%; 11/15/13                                            1,250,000               1,279,889
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
5.00%; 12/01/18                                          $ 3,042,211            $  3,069,497
5.00%; 12/01/32                                            1,394,289               1,385,692
5.00%; 08/01/33                                            1,465,152               1,454,844
5.50%; 05/01/17                                              293,944                 301,312
5.50%; 09/01/17                                              513,902                 526,783
5.50%; 02/01/18                                              609,946                 625,235
5.50%; 12/01/18                                               12,300                  12,443
5.50%; 01/01/29                                               47,758                  48,559
5.50%; 03/01/29                                               20,157                  20,519
5.50%; 05/01/33                                              887,381                 898,341
5.50%; 10/01/33                                              390,797                 395,623
5.50%; 05/01/35 /4/                                        2,500,000               2,527,345
5.50%; 05/01/35 /4/                                        3,000,000               3,032,814
6.00%; 03/01/17                                              206,130                 213,789
6.00%; 06/01/28                                              160,216                 164,960
6.00%; 10/01/31                                               80,029                  82,249
6.00%; 02/01/32                                              213,074                 218,985
6.00%; 05/01/35 /4/                                        1,000,000               1,026,250
6.00%; 05/01/35 /4/                                        2,000,000               2,052,500
6.50%; 06/01/17                                              469,845                 489,358
6.50%; 08/01/22                                              754,149                 783,630
6.50%; 03/01/29                                               97,961                 102,117
6.50%; 06/01/31                                               14,529                  15,126
6.50%; 02/01/32                                              100,289                 104,324
6.50%; 02/01/32                                              212,509                 221,246
6.50%; 04/01/32                                              167,536                 174,276
6.50%; 08/01/32                                              500,484                 520,618
6.50%; 08/01/32                                              221,081                 229,975
7.00%; 01/01/31                                               28,052                  29,638
7.50%; 12/01/30                                               47,038                  50,492
7.50%; 02/01/31                                               28,391                  30,476
7.50%; 04/01/32                                              153,980                 165,114
8.00%; 08/01/30                                                8,913                   9,752
8.00%; 11/01/30                                               21,719                  23,763
                                           TOTAL FHLMC CERTIFICATES               25,997,124

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (34.29%)
4.50%; 08/01/09                                              492,742                 493,357
4.50%; 03/01/10                                              226,818                 227,219
4.50%; 11/01/14                                            2,761,762               2,763,996
4.74%; 12/01/33 /1/                                          886,739                 875,429
4.99%; 10/01/33 /1/                                          607,539                 610,106
5.00%; 01/01/18                                            1,062,822               1,072,365
5.00%; 04/01/19                                            2,603,074               2,623,336
5.00%; 07/01/35 /4/                                        8,000,000               7,882,496
5.17%; 12/01/33 /1/                                        1,466,928               1,475,637
5.50%; 09/01/17                                              771,416                 790,325
5.50%; 09/01/17                                              196,304                 201,116
5.50%; 03/01/18                                              689,220                 706,114
5.50%; 06/01/19                                              250,364                 256,412
5.50%; 06/01/19                                              227,016                 232,501
5.50%; 07/01/19                                              628,000                 643,172
5.50%; 07/01/19                                              473,223                 484,655
5.50%; 07/01/19                                              103,806                 106,314
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
5.50%; 07/01/19                                          $   229,377            $    234,919
5.50%; 07/01/19                                              307,579                 315,010
5.50%; 08/01/19                                            1,125,864               1,153,064
5.50%; 08/01/19                                              116,208                 119,016
5.50%; 09/01/19                                              928,809                 951,248
5.50%; 09/01/33                                            4,206,956               4,252,168
5.50%; 05/01/35 /4/                                        6,500,000               6,560,937
6.00%; 05/01/09                                              166,126                 173,278
6.00%; 01/01/17                                              199,449                 206,791
6.00%; 04/01/17                                              197,242                 204,504
6.00%; 12/01/22                                              357,781                 367,229
6.00%; 12/01/31                                               79,806                  82,058
6.00%; 12/01/31                                              240,888                 247,686
6.00%; 11/01/32                                              250,372                 257,371
6.00%; 05/01/35 /4/                                        5,000,000               5,132,810
6.50%; 04/01/10                                               33,858                  35,572
6.50%; 06/01/16                                               69,301                  72,305
6.50%; 09/01/31                                              171,366                 178,539
6.50%; 12/01/31                                               46,072                  48,000
6.50%; 04/01/32                                              106,413                 110,770
7.00%; 05/01/22                                              229,564                 242,266
7.00%; 02/01/32                                               55,480                  58,636
7.00%; 02/01/32                                               52,267                  55,225
7.00%; 02/01/32                                               50,443                  53,313
7.00%; 04/01/32                                              257,962                 272,562
7.50%; 01/01/31                                               24,161                  25,893
7.50%; 05/01/31                                               41,854                  44,855
7.50%; 08/01/32                                              325,648                 348,615
                                            TOTAL FNMA CERTIFICATES               43,249,190

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (6.78%)
5.00%; 05/01/35 /4/                                        2,500,000               2,494,530
5.50%; 04/15/33                                              564,090                 574,539
5.50%; 05/01/35 /4/                                        4,250,000               4,321,719
6.00%; 10/20/28                                              111,869                 115,529
6.00%; 02/15/33                                              236,455                 244,113
6.50%; 10/20/28                                               99,334                 103,852
6.50%; 07/15/31                                               29,272                  30,665
6.50%; 10/15/31                                              129,373                 135,530
6.50%; 07/15/32                                              234,801                 245,961
7.00%; 05/15/31                                               92,936                  98,553
7.00%; 07/15/31                                                2,748                   2,913
7.00%; 07/15/31                                               25,332                  26,850
7.00%; 09/15/31                                               40,628                  43,062
7.00%; 02/15/32                                               32,208                  34,135
8.00%; 12/15/30                                               74,757                  81,039
                                            TOTAL GNMA CERTIFICATES                8,552,990

                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
TREASURY BONDS (10.83%)
 U.S. Treasury Inflation-Indexed Obligations
  2.38%; 01/15/25                                        $ 2,034,660            $  2,222,311
  3.88%; 01/15/09                                          2,338,580               2,584,405
  4.25%; 01/15/10                                          1,367,748               1,564,575
 U.S. Treasury Strip
  0.00%; 11/15/15 /5/                                      7,000,000               4,429,908
  0.00%; 05/15/20 /5/                                      3,800,000               1,895,379
  0.00%; 08/15/25 /5/                                      2,500,000                 962,697
                                               TOTAL TREASURY BONDS               13,659,275

                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (8.70%)
FINANCE-MORTGAGE LOAN/BANKER (8.70%)
 Investment in Joint Trading Account; Federal
  National Mortgage Association
  2.60%; 05/02/05                                        $10,974,731            $ 10,972,993
                                             TOTAL COMMERCIAL PAPER               10,972,993
                                                                                ------------

                              TOTAL PORTFOLIO INVESTMENTS (129.41%)              163,230,698
LIABILITIES, NET OF CASH AND RECEIVABLES (-29.41%)                               (37,096,685)
                                         TOTAL NET ASSETS (100.00%)             $126,134,013
                                                                                ---------------

/1/  Variable rate.
/2/ Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $9,413,62 or 7.46% of net assets.
/3/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $1,876,789 or 1.49% of net assets.
/4/ Security was purchased in a "to-be-announced" ("TBA") transactions. See Notes to Financial Statements.
/5/  Non-income producing security.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation and federal tax cost of ivnestments held by the fund as of the period end were as follows:

Unrealized Appreciation                              $    786,074
Unrealized Depreciation                                  (525,806)
                                                     -------------
Net Unrealized Apprecation (Depreciation)                 260,268
Cost for federal income tax purposes                 $162,970,430

                        Coupon Distribution

                                                        Percentage of
        Coupon Range            Value                     Total Value

Less than 4%                $ 67,561,481                      41.39%
4.00 - 4.99%                  19,549,291                      11.98
5.00 - 5.99%                  60,030,809                      36.77
6.00 - 6.99%                  14,391,968                       8.82
7.00 - 7.99%                   1,582,596                       0.97
8.00% and over                   114,553                       0.07
                            ------------                     ------
                Total       $163,230,698                     100.00%
                            ------------                     ------
                            ------------                     ------

                            SCHEDULE OF INVESTMENTS
                    HIGH QUALITY INTERMEDIATE-TERM BOND FUND
                           APRIL 30, 2005 (UNAUDITED)

                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (62.57%)
AGRICULTURAL OPERATIONS (0.33%)
 Bunge Limited Finance
                                                         $                      $
  4.38%; 12/15/08                                            265,000                 264,199
  5.88%; 05/15/13                                             20,000                  21,156
                                                                                     285,355
ASSET BACKED SECURITIES (4.15%)
 Adjustable Rate Mortgage Trust
  3.59%; 02/25/35 /1/                                        225,000                 227,560
 Bear Stearns Asset Backed Securities
  3.26%; 02/25/35 /1/                                        300,000                 300,148
  3.62%; 03/25/34 /1/                                        155,000                 154,993
  3.67%; 02/25/34 /1/                                        250,000                 251,893
 Chase Funding Mortgage Loan Asset Backed
  Certificates
  3.31%; 09/25/33 /1/                                        105,888                 106,070
  3.52%; 09/25/33 /1/                                        120,000                 120,166
 Countrywide Asset Backed Certificates
  3.61%; 04/25/30                                            160,000                 159,479
  4.09%; 01/25/34 /1/                                        325,000                 329,396
 Financial Asset Securities Corp. AAA Trust
  3.31%; 02/27/35 /1/ /2/                                    125,000                 125,009
 Master Adjustable Rate Mortgages Trust
  4.12%; 03/25/34 /1/                                        170,000                 171,036
 Master Asset Backed Securities Trust
  3.25%; 12/25/34 /1/                                        250,000                 250,356
  4.67%; 08/25/33 /1/                                        300,000                 305,747
 Morgan Stanley ABS Capital I
  3.24%; 12/25/34 /1/                                        200,000                 200,300
 MSDWCC Heloc Trust
  3.21%; 07/25/17 /1/                                        222,152                 222,192
 Nomura Asset Acceptance
  3.37%; 02/25/35 /1/ /3/                                    363,513                 363,797
 Structured Asset Securities
  3.24%; 03/25/35 /1/                                        300,000                 300,161
                                                                                   3,588,303
AUTO-CARS & LIGHT TRUCKS (0.64%)
 DaimlerChrysler Holding
  3.20%; 03/07/07 /1/                                        225,000                 222,768
  3.77%; 08/08/06 /1/                                        200,000                 201,090
  7.25%; 01/18/06                                             25,000                  25,438
 Nissan Motor Acceptance
  4.63%; 03/08/10 /2/                                        105,000                 103,984
                                                                                     553,280
AUTOMOBILE SEQUENTIAL (0.03%)
 DaimlerChrysler Auto Trust
  5.32%; 09/06/06                                             28,712                  28,724
BEVERAGES-WINE & SPIRITS (0.32%)
 Diageo Capital
  3.23%; 04/20/07 /1/                                        275,000                 275,294
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BREWERY (0.37%)
 Cia Brasileira de Bebidas
                                                         $                      $
  10.50%; 12/15/11                                           135,000                 163,350
 Coors Brewing
  6.38%; 05/15/12                                            140,000                 152,341
                                                                                     315,691
BROADCASTING SERVICES & PROGRAMMING (0.15%)
 Clear Channel Communications
  4.50%; 01/15/10                                            120,000                 114,863
 Grupo Televisa
  8.50%; 03/11/32                                             15,000                  17,700
                                                                                     132,563
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.37%)
 CRH America
  5.30%; 10/15/13                                            100,000                 101,699
  6.40%; 10/15/33                                             15,000                  16,537
 Masco
  3.21%; 03/09/07 /1/ /2/                                    200,000                 200,389
                                                                                     318,625
BUILDING PRODUCTS-WOOD (0.01%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                             10,000                   9,817
CABLE TV (1.03%)
 Comcast
  5.30%; 01/15/14                                             25,000                  25,375
  5.50%; 03/15/11                                            120,000                 124,285
  5.85%; 01/15/10                                             50,000                  52,553
  7.05%; 03/15/33                                             40,000                  46,746
 Cox Communications
  3.55%; 12/14/07 /1/ /2/                                    125,000                 125,732
  4.63%; 01/15/10 /2/                                        165,000                 162,556
  4.63%; 06/01/13                                             10,000                   9,517
  6.75%; 03/15/11                                             70,000                  75,624
  6.88%; 06/15/05                                             50,000                  50,165
  7.13%; 10/01/12                                            200,000                 222,231
                                                                                     894,784
CASINO HOTELS (0.10%)
 Harrah's Operating
  5.50%; 07/01/10                                             80,000                  81,798
CELLULAR TELECOMMUNICATIONS (0.92%)
 America Movil
  5.75%; 01/15/15                                            165,000                 162,578
  6.38%; 03/01/35                                             30,000                  27,873
 AT&T Wireless Services
  8.13%; 05/01/12                                            125,000                 147,786
  8.75%; 03/01/31                                             75,000                 102,282
 Telus
  7.50%; 06/01/07                                            175,000                 185,823
 Verizon Wireless Capital
  5.38%; 12/15/06                                            165,000                 168,328
                                                                                     794,670
CHEMICALS-DIVERSIFIED (0.41%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                            225,000                 229,758
  7.00%; 03/15/11                                             25,000                  27,789
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CHEMICALS-DIVERSIFIED (CONTINUED)
 ICI Wilmington I
                                                         $                      $
  5.63%; 12/01/13                                             95,000                  96,447
                                                                                     353,994
COATINGS & PAINT (0.18%)
 Valspar
  6.00%; 05/01/07                                            150,000                 154,643
COMMERCIAL BANKS (0.85%)
 Key Bank National Association
  2.90%; 11/03/09 /1/                                        300,000                 299,932
 Union Planters Bank
  5.13%; 06/15/07                                            225,000                 229,235
 United Overseas Bank
  4.50%; 07/02/13 /2/                                         20,000                  19,137
 Wachovia Bank
  4.88%; 02/01/15                                            130,000                 129,741
  7.80%; 08/18/10                                             50,000                  57,987
                                                                                     736,032
COMMERCIAL MORTGAGE BACKED SECURITY (0.26%)
 Structured Adjustable Rate Mortgage Loan Trust
  3.27%; 03/25/35 /1/ /3/                                    225,000                 225,000
COMMERCIAL SERVICE-FINANCE (0.35%)
 Equifax
  6.30%; 07/01/05                                            300,000                 301,423
CREDIT CARD ASSET BACKED SECURITIES (2.98%)
 American Express Credit Account Master Trust
  3.20%; 09/15/11 /1/                                         70,000                  70,300
 Bank One Issuance Trust
  3.27%; 03/15/12 /1/                                        300,000                 301,804
 Capital One Multi-Asset Execution Trust
  3.17%; 12/15/09 /1/                                        170,000                 170,268
 Chase Credit Card Master Trust
  3.15%; 05/15/09 /1/                                        225,000                 224,956
  3.28%; 01/17/11 /1/                                        325,000                 326,947
  3.30%; 02/15/11 /1/                                        275,000                 277,345
 Citibank Credit Card Issuance Trust
  3.42%; 06/25/09 /1/                                        275,000                 276,155
 Citibank Credit Card Master Trust I
  3.26%; 03/10/11 /1/                                        150,000                 150,760
 Citibank Omni-S Master Trust
  7.00%; 09/16/09                                            225,000                 227,838
 Discover Card Master Trust I
  3.19%; 05/15/12 /1/                                        250,000                 249,564
 First USA Credit Card Master Trust
  3.33%; 04/18/11 /1/                                        300,000                 302,292
                                                                                   2,578,229
DATA PROCESSING & MANAGEMENT (0.02%)
 Certegy
  4.75%; 09/15/08                                             15,000                  15,215
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (0.54%)
 General Electric Capital
                                                         $                      $
  0.87%; 03/10/40 /1/ /2/                                  1,858,133                  51,682
  4.25%; 12/01/10                                            275,000                 272,297
  6.00%; 06/15/12                                             65,000                  69,877
  6.75%; 03/15/32                                             50,000                  59,670
 NiSource Finance
  3.20%; 11/01/06                                             15,000                  14,799
                                                                                     468,325
DIVERSIFIED MANUFACTURING OPERATIONS (0.13%)
 Tyco International Group
  6.88%; 01/15/29                                            100,000                 116,315
DIVERSIFIED OPERATIONS (0.06%)
 Hutchison Whampoa International
  6.50%; 02/13/13 /2/                                         45,000                  48,243
ELECTRIC-GENERATION (0.09%)
 Korea East-West Power
  4.88%; 04/21/11 /2/                                         25,000                  24,987
 Tenaska Virginia Partners
  6.12%; 03/30/24 /2/                                         49,159                  51,776
                                                                                      76,763
ELECTRIC-INTEGRATED (2.98%)
 Appalachian Power
  3.42%; 06/29/07 /1/                                        300,000                 300,688
 Arizona Public Service
  5.80%; 06/30/14                                             85,000                  89,921
  6.50%; 03/01/12                                             15,000                  16,511
 Carolina Power & Light
  6.50%; 07/15/12                                             35,000                  38,264
 CenterPoint Energy Houston Electric
  5.70%; 03/15/13                                             90,000                  94,628
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                             20,000                  19,577
 Consumers Energy
  4.25%; 04/15/08                                             10,000                   9,942
 Dayton Power & Light
  5.13%; 10/01/13 /2/                                         25,000                  25,464
 Dominion Resources
  3.09%; 05/15/06 /1/                                        175,000                 175,446
  8.13%; 06/15/10                                             75,000                  86,382
 Entergy Gulf States
  3.60%; 06/01/08                                             20,000                  19,559
 Florida Power
  4.80%; 03/01/13                                              5,000                   4,986
 FPL Group Capital
  3.25%; 04/11/06                                             20,000                  19,905
 Georgia Power
  2.99%; 02/17/09 /1/                                        275,000                 275,133
 Jersey Central Power & Light
  5.63%; 05/01/16                                             40,000                  41,399
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                            225,000                 225,382
 Niagara Mohawk Power
  7.75%; 05/15/06                                             55,000                  57,228
 Northeast Utilities
  3.30%; 06/01/08                                             15,000                  14,547
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Oncor Electric Delivery
                                                         $                      $
  7.00%; 05/01/32                                             70,000                  83,018
 Pacific Gas & Electric
  3.60%; 03/01/09                                             45,000                  43,765
  6.05%; 03/01/34                                            155,000                 165,624
 Pepco Holdings
  3.75%; 02/15/06                                             70,000                  69,865
 Pinnacle West Energy
  3.63%; 04/01/07 /1/ /2/                                     85,000                  84,960
 Power Contract Financing
  5.20%; 02/01/06 /2/                                         11,175                  11,278
 PPL Energy Supply
  5.40%; 08/15/14                                             65,000                  66,892
 Progress Energy
  6.75%; 03/01/06                                            175,000                 178,929
 PSEG Power
  6.95%; 06/01/12                                            100,000                 111,476
 Puget Energy
  3.36%; 06/01/08                                             25,000                  24,149
 Southern California Edison
  5.00%; 01/15/14                                             25,000                  25,310
  5.00%; 01/15/16                                             80,000                  79,974
 Southern Company Capital Funding
  5.30%; 02/01/07                                             15,000                  15,439
 TXU Energy
  6.13%; 03/15/08                                             15,000                  15,582
 Virginia Electric & Power
  4.50%; 12/15/10                                             85,000                  84,265
                                                                                   2,575,488
EXPORT/IMPORT BANK (0.07%)
 Export-Import Bank of Korea
  4.50%; 08/12/09                                             60,000                  59,660
FEDERAL & FEDERALLY SPONSORED CREDIT (0.02%)
 Housing Urban Development
  2.99%; 08/01/05                                             20,000                  19,991
FIDUCIARY BANKS (0.29%)
 State Street Capital Trust II
  3.29%; 02/15/08 /1/                                        250,000                 250,793
FINANCE-AUTO LOANS (1.01%)
 Ford Motor Credit
  6.13%; 01/09/06                                             30,000                  30,138
  6.50%; 01/25/07                                            335,000                 334,967
  7.88%; 06/15/10                                            235,000                 226,163
 General Motors Acceptance
  4.39%; 10/20/05 /1/                                        175,000                 174,621
  6.13%; 08/28/07                                             30,000                  29,232
  6.75%; 01/15/06                                             75,000                  75,555
                                                                                     870,676
FINANCE-COMMERCIAL (0.15%)
 CIT Group
  2.99%; 02/15/07 /1/                                        125,000                 125,237
FINANCE-CONSUMER LOANS (1.51%)
 Household Finance
  3.38%; 02/21/06                                            180,000                 179,570
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-CONSUMER LOANS (CONTINUED)
 Household Finance (continued)
                                                         $                      $
  4.13%; 12/15/08                                             20,000                  19,770
  4.13%; 11/16/09                                            320,000                 314,056
  6.50%; 01/24/06                                             90,000                  91,830
  7.00%; 05/15/12                                            180,000                 203,055
 HSBC Finance
  3.08%; 11/16/09 /1/                                        250,000                 251,057
 SLM
  3.28%; 01/25/07 /1/                                        250,000                 250,415
                                                                                   1,309,753
FINANCE-CREDIT CARD (0.63%)
 Capital One Bank
  5.00%; 06/15/09                                             80,000                  80,909
  6.88%; 02/01/06                                            275,000                 281,132
 Capital One Financial
  4.80%; 02/21/12                                             30,000                  29,522
 MBNA
  3.64%; 05/05/08 /1/                                        150,000                 149,911
                                                                                     541,474
FINANCE-INVESTMENT BANKER & BROKER (3.81%)
 Bear Stearns
  3.00%; 03/30/06                                            100,000                  99,344
  3.49%; 01/30/09 /1/                                        175,000                 175,855
  3.59%; 06/25/34 /1/                                        160,000                 159,778
 Citigroup
  5.88%; 02/22/33                                             10,000                  10,486
  6.63%; 06/15/32                                             35,000                  40,240
  6.75%; 12/01/05                                            290,000                 295,217
 Credit Suisse First Boston
  3.38%; 01/15/10 /1/                                        150,000                 150,148
 Goldman Sachs Group
  3.12%; 03/02/10 /1/                                        200,000                 199,552
  3.49%; 07/23/09 /1/                                        150,000                 150,591
  3.88%; 01/15/09                                             60,000                  58,887
  5.13%; 01/15/15                                            215,000                 214,716
  5.15%; 01/15/14                                            135,000                 135,876
  5.25%; 04/01/13                                            205,000                 208,541
 Lehman Brothers Holdings
  3.02%; 11/10/09 /1/                                        275,000                 275,713
  4.80%; 03/13/14                                             70,000                  69,235
 Merrill Lynch
  2.99%; 02/05/10 /1/                                        175,000                 175,127
  3.02%; 02/06/09 /1/                                        250,000                 250,688
  5.00%; 01/15/15                                             85,000                  85,123
  5.45%; 07/15/14                                             70,000                  72,294
 Morgan Stanley
  3.42%; 01/15/10 /1/                                        450,000                 451,083
  5.30%; 03/01/13                                             20,000                  20,438
                                                                                   3,298,932
FINANCE-LEASING COMPANY (0.21%)
 Boeing Capital
  5.65%; 05/15/06                                             35,000                  35,629
 International Lease Finance
  3.54%; 01/15/10 /1/                                        150,000                 149,650
                                                                                     185,279
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (6.17%)
 Countrywide Home Loan
                                                         $                      $
  3.40%; 06/02/06 /1/                                        235,000                 235,855
  4.25%; 12/19/07                                            100,000                  99,550
  4.61%; 12/19/33 /1/                                         50,000                  48,878
 Federal Home Loan Mortgage
  2.65%; 05/30/08                                            250,000                 239,844
  3.30%; 02/15/30 /1/                                        209,903                 210,671
  3.40%; 06/15/23 /1/                                        215,172                 216,801
  4.50%; 07/15/13 /4/                                        875,000                 876,325
  4.63%; 05/28/13                                             80,000                  78,283
  4.75%; 10/11/12                                             50,000                  49,907
  4.75%; 05/06/13                                             75,000                  73,537
  6.25%; 07/15/32                                            375,000                 446,773
 Federal National Mortgage Association
  2.30%; 03/28/06                                            150,000                 148,266
  2.88%; 05/19/08                                             50,000                  48,319
  3.22%; 01/25/23 /1/                                        245,806                 245,679
  3.27%; 11/25/22 /1/                                        197,551                 197,783
  3.27%; 03/25/35 /1/                                        297,793                 297,847
  3.32%; 02/25/18 /1/                                        200,044                 200,586
  3.32%; 02/25/32 /1/                                        250,000                 250,921
  3.70%; 11/01/07                                             45,000                  44,514
  3.87%; 11/25/31                                            213,795                 213,596
  4.75%; 02/21/13                                             95,000                  94,447
  7.13%; 01/15/30                                            320,000                 416,907
 Federal National Mortgage Association Whole Loan
  3.22%; 05/25/35 /1/                                        299,157                 299,153
 Greenpoint Mortgage Funding
  3.36%; 06/25/45 /1/ /3/                                    300,000                 300,000
                                                                                   5,334,442
FOOD-MEAT PRODUCTS (0.15%)
 Tyson Foods
  6.75%; 06/01/05                                            125,000                 125,254
FOOD-MISCELLANEOUS/DIVERSIFIED (0.11%)
 Kellogg
  6.00%; 04/01/06                                             50,000                  51,001
 Kraft Foods
  4.63%; 11/01/06                                             45,000                  45,324
                                                                                      96,325
FOOD-RETAIL (0.21%)
 Safeway
  2.50%; 11/01/05                                            185,000                 183,711
GAS-DISTRIBUTION (0.25%)
 Sempra Energy
  4.75%; 05/15/09                                             60,000                  60,117
  6.95%; 12/01/05                                            150,000                 152,622
                                                                                     212,739
HOME EQUITY-OTHER (3.73%)
 ACE Securities
  3.25%; 03/25/35 /1/                                        100,000                 100,127
 Asset Backed Funding Certificates
  3.28%; 02/25/35 /1/                                        241,957                 241,945
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-OTHER (CONTINUED)
 CDC Mortgage Capital Trust
                                                         $                      $
  3.59%; 06/25/34 /1/                                        175,000                 175,683
 Citifinancial Mortgage Securities
  2.13%; 05/25/33 /1/                                        262,321                 260,538
 Encore Credit Receivables Trust
  3.22%; 02/25/35 /1/                                        350,000                 349,984
 Long Beach Mortgage Loan Trust
  3.55%; 06/25/34 /1/                                         40,000                  40,102
  4.10%; 06/25/34 /1/                                         50,000                  50,649
 Option One Mortgage Loan Trust
  3.26%; 02/25/35 /1/                                        200,000                 200,466
  3.32%; 11/25/34 /1/                                         50,000                  50,135
  3.55%; 05/25/34 /1/                                        125,000                 125,511
  4.07%; 05/25/34 /1/                                        125,000                 124,994
 Saxon Asset Securities Trust
  3.24%; 03/25/35 /1/                                        250,000                 250,223
  3.54%; 03/25/35 /1/                                        250,000                 249,647
  4.15%; 03/25/35 /1/                                        225,000                 227,183
 Specialty Underwriting & Residential Finance
  3.25%; 12/25/35 /1/                                        250,000                 249,988
  3.27%; 03/25/36 /1/ /3/                                    225,000                 225,000
  3.53%; 02/25/35 /1/                                        125,000                 125,424
 Wells Fargo Home Equity Trust
  3.52%; 04/25/34 /1/                                        175,000                 174,994
                                                                                   3,222,593
HOME EQUITY-SEQUENTIAL (2.16%)
 Ameriquest Mortgage Securities
  3.32%; 03/25/35 /1/                                        217,752                 217,940
 New Century Home Equity Loan Trust
  3.31%; 03/25/35 /1/                                        293,992                 294,290
  3.56%; 11/25/33                                            420,000                 418,366
  3.74%; 01/25/34 /1/                                        200,000                 201,579
 Residential Asset Securities
  2.45%; 02/25/25                                            350,000                 345,995
  3.46%; 10/25/33 /1/                                        275,000                 276,323
  4.17%; 03/25/35 /1/                                         75,000                  75,055
  4.82%; 04/25/32 /1/                                         41,389                  41,595
                                                                                   1,871,143
INDUSTRIAL AUTOMATION & ROBOTS (0.23%)
 Rockwell International
  6.63%; 06/01/05                                            200,000                 200,420
INVESTMENT COMPANIES (0.17%)
 Canadian Oil Sands
  4.80%; 08/10/09 /2/                                        150,000                 150,127
LIFE & HEALTH INSURANCE (0.35%)
 Hartford Life Global Funding Trusts
  3.18%; 09/15/09 /1/                                        300,000                 298,706
 Nationwide Financial Services
  5.63%; 02/13/15                                              5,000                   5,149
                                                                                     303,855
LINEN SUPPLY & RELATED ITEMS (0.01%)
 Cintas
  5.13%; 06/01/07                                             10,000                  10,219
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-DRUGS (0.08%)
 Schering-Plough
                                                         $                      $
  5.55%; 12/01/13                                             70,000                  72,640
MEDICAL-HMO (0.18%)
 WellPoint
  3.75%; 12/14/07 /2/                                         60,000                  59,271
  4.25%; 12/15/09 /2/                                         45,000                  44,387
  5.00%; 12/15/14 /2/                                         55,000                  55,414
                                                                                     159,072
METAL-DIVERSIFIED (0.20%)
 Falconbridge
  5.38%; 06/01/15                                             15,000                  14,537
  7.35%; 06/05/12                                             10,000                  11,083
  7.38%; 09/01/05                                            145,000                 146,815
                                                                                     172,435
MISCELLANEOUS INVESTING (0.52%)
 iStar Financial
  3.30%; 03/03/08 /1/                                        125,000                 124,093
  4.25%; 03/12/07 /1/                                        150,000                 151,978
  5.15%; 03/01/12                                            140,000                 136,867
 Simon Property Group
  5.38%; 08/28/08                                             10,000                  10,245
 United Dominion Realty Trust
  6.50%; 06/15/09                                             25,000                  26,660
                                                                                     449,843
MONEY CENTER BANKS (0.51%)
 Bank of America
  3.88%; 01/15/08                                              5,000                   4,965
 JP Morgan Chase
  4.75%; 03/01/15                                            135,000                 132,703
  5.25%; 05/01/15                                            295,000                 301,208
                                                                                     438,876
MORTGAGE BACKED SECURITIES (7.89%)
 1301 Avenue of the Americas Trust
  7.54%; 08/03/10 /1/ /2/                                    125,000                 126,228
 Bear Stearns Adjustable Rate Mortgage Trust
  3.51%; 06/25/34 /1/                                         75,000                  73,181
 Bear Stearns Commercial Mortgage Securities
  0.65%; 05/11/39 /1/ /2/                                    755,614                  18,946
  3.27%; 06/15/17 /1/ /2/                                    300,000                 300,085
 Bella Vista Mortgage Trust
  3.30%; 01/22/45 /1/                                        294,564                 294,824
 Carrington Mortgage Loan Trust
  3.28%; 01/25/35 /1/                                        150,000                 150,187
 Countrywide Alternative Loan Trust
  3.24%; 05/25/35 /1/ /3/                                    299,279                 299,419
 CS First Boston Mortgage Securities
  0.08%; 11/15/37 /1/ /2/                                  2,044,580                  43,742
  0.75%; 05/15/36 /1/ /2/                                  1,240,992                  24,075
  0.87%; 07/15/36 /1/ /2/                                  1,311,749                  38,520
  1.72%; 03/15/36 /1/ /2/                                  1,184,098                  55,263
  3.62%; 05/25/34 /1/                                         95,000                  94,506
  7.95%; 09/15/41 /1/                                         40,000                  45,046
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 First Union National Bank Commercial Mortgage
                                                         $                      $
  8.09%; 05/17/32                                             65,000                  74,287
 GMAC Commercial Mortgage Securities
  1.13%; 03/10/38 /1/ /2/                                  1,358,630                  51,851
 GMAC Mortgage Corporation Loan Trust
  3.20%; 08/25/35 /1/ /3/                                    300,000                 300,000
 Greenwich Capital Commercial Funding
  0.39%; 06/10/36 /1/ /2/                                 10,202,000                 168,200
 IMPAC Commercial Mortgage Trust
  3.17%; 08/25/35 /1/ /3/                                    250,000                 250,000
  3.33%; 04/25/35 /1/                                        223,315                 223,323
  3.40%; 01/25/35 /1/                                        344,064                 345,376
  3.45%; 04/25/35 /1/                                        172,868                 172,868
  3.49%; 10/25/33 /1/                                        222,771                 222,876
  4.02%; 10/25/33 /1/                                        228,939                 230,656
 Indymac Index Mortgage Loan Trust
  3.29%; 04/25/35 /1/ /3/                                    175,000                 175,000
  3.35%; 04/25/35 /1/                                        173,431                 173,599
 JP Morgan Chase Commercial Mortgage Securities
  0.05%; 01/15/42 /1/ /2/                                  1,987,341                  35,939
  1.33%; 01/12/39 /1/ /2/                                  1,139,168                  55,839
  4.55%; 05/12/34                                             84,581                  85,037
 LB-UBS Commercial Mortgage Trust
  0.21%; 03/15/36 /1/ /2/                                    712,736                  20,461
  0.93%; 08/15/36 /1/ /2/                                  1,005,022                  31,106
  1.37%; 03/15/36 /1/ /2/                                    655,577                  31,184
  4.90%; 06/15/26                                            125,000                 127,035
 Merrill Lynch Mortgage Investors
  3.58%; 01/25/35 /1/                                        165,000                 164,992
 Merrill Lynch Mortgage Trust
  0.60%; 02/12/42 /1/                                      2,746,350                  59,456
 Morgan Stanley Capital I
  1.30%; 01/13/41 /1/ /2/                                    850,000                  40,085
  7.11%; 04/15/33                                             95,000                 103,976
 PNC Mortgage Acceptance
  7.11%; 12/10/32                                             39,243                  40,991
 Sequoia Mortgage Trust
  3.22%; 02/20/35 /1/                                        354,871                 354,702
 Structured Asset Mortgage
  3.70%; 05/31/35 /1/ /3/ /5/                                250,000                 250,000
 Wachovia Bank Commercial Mortgage Trust
  0.47%; 03/15/42 /1/ /2/                                  8,800,000                 144,496
  0.64%; 10/15/41 /1/ /2/                                  5,488,600                 128,581
 Washington Mutual
  3.18%; 01/25/45 /1/                                        244,390                 244,731
  3.26%; 04/25/45 /1/ /3/                                    125,000                 125,000
  3.30%; 04/25/45 /1/ /3/                                    125,000                 125,000
  3.40%; 01/25/45 /1/                                        224,950                 220,664
  3.44%; 07/25/44 /1/                                        234,920                 235,732
  3.81%; 06/25/34 /1/                                        125,000                 122,138
  3.97%; 03/25/33                                             52,800                  52,217
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Washington Mutual (continued)
                                                         $                      $
  4.69%; 05/25/35 /3/                                         75,000                  74,723
                                                                                   6,826,143
MULTI-LINE INSURANCE (1.42%)
 Assurant
  6.75%; 02/15/34                                             50,000                  55,251
 CNA Financial
  5.85%; 12/15/14                                            200,000                 202,659
 MetLife
  5.25%; 12/01/06                                            225,000                 229,697
 Metropolitan Life Global Funding I
  3.18%; 03/17/09 /1/ /2/                                    250,000                 249,799
 Prudential Financial
  4.75%; 04/01/14                                            150,000                 148,001
 XL Capital
  5.25%; 09/15/14                                            295,000                 293,472
  6.50%; 01/15/12                                             45,000                  48,261
                                                                                   1,227,140
MULTIMEDIA (1.56%)
 AOL Time Warner
  5.63%; 05/01/05                                            540,000                 540,000
  6.13%; 04/15/06                                            155,000                 158,161
  7.63%; 04/15/31                                            290,000                 353,394
 News America
  4.75%; 03/15/10                                             10,000                  10,049
  5.30%; 12/15/14                                             55,000                  55,092
  6.20%; 12/15/34                                             75,000                  75,668
  6.63%; 01/09/08                                            150,000                 157,940
                                                                                   1,350,304
MUTUAL INSURANCE (0.39%)
 Liberty Mutual Group
  5.75%; 03/15/14 /2/                                        235,000                 234,658
  6.50%; 03/15/35 /2/                                         60,000                  58,154
  7.00%; 03/15/34 /2/                                         40,000                  41,311
                                                                                     334,123
NON-FERROUS METALS (0.08%)
 Codelco
  5.50%; 10/15/13 /2/                                         15,000                  15,456
  6.38%; 11/30/12 /2/                                         50,000                  54,442
                                                                                      69,898
NON-HAZARDOUS WASTE DISPOSAL (0.13%)
 Waste Management
  5.00%; 03/15/14                                             40,000                  39,715
  7.00%; 07/15/28                                             60,000                  68,359
                                                                                     108,074
OIL & GAS DRILLING (0.10%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                             15,000                  14,975
 Precision Drilling
  5.63%; 06/01/14                                             65,000                  67,437
                                                                                      82,412
OIL COMPANY-EXPLORATION & PRODUCTION (1.14%)
 Devon Financing
  7.88%; 09/30/31                                            100,000                 126,098
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 Husky Energy
                                                         $                      $
  6.15%; 06/15/19                                             55,000                  58,457
  6.25%; 06/15/12                                             25,000                  27,000
 Nexen
  5.05%; 11/20/13                                            210,000                 209,189
  7.88%; 03/15/32                                             15,000                  18,404
 Pemex Project Funding Master Trust
  8.00%; 11/15/11                                            195,000                 217,035
 Pioneer Natural Resources
  5.88%; 07/15/16                                            155,000                 153,669
 Union Pacific Resources Group
  6.50%; 05/15/05                                            175,000                 175,145
                                                                                     984,997
OIL COMPANY-INTEGRATED (0.21%)
 Petrobras International Finance
  9.75%; 07/06/11                                            150,000                 173,250
 Petronas Capital
  7.88%; 05/22/22 /2/                                         10,000                  12,266
                                                                                     185,516
OIL FIELD MACHINERY & EQUIPMENT (0.10%)
 Cooper Cameron
  2.65%; 04/15/07                                             90,000                  87,092
OIL REFINING & MARKETING (0.03%)
 Valero Energy
  6.88%; 04/15/12                                             25,000                  27,484
OIL-FIELD SERVICES (0.21%)
 Halliburton
  5.50%; 10/15/10                                            175,000                 182,139
PAPER & RELATED PRODUCTS (0.16%)
 Nexfor
  7.25%; 07/01/12                                             20,000                  22,406
 Norske Skogindustrier
  7.13%; 10/15/33 /2/                                         15,000                  16,587
 Sappi Papier Holding
  6.75%; 06/15/12 /2/                                         90,000                  97,794
                                                                                     136,787
PHARMACY SERVICES (0.14%)
 Caremark Rx
  7.38%; 10/01/06                                            120,000                 124,640
PIPELINES (0.67%)
 Buckeye Partners
  4.63%; 07/15/13                                             35,000                  34,123
 Duke Energy Field Services
  7.50%; 08/16/05                                            175,000                 176,973
 Enbridge Energy Partners
  4.00%; 01/15/09                                             35,000                  34,180
 National Fuel Gas
  5.25%; 03/01/13                                             20,000                  20,387
 PG&E Gas Transmission
  7.10%; 06/01/05                                            130,000                 130,365
 TEPPCO Partners
  6.13%; 02/01/13                                              5,000                   5,293
  7.63%; 02/15/12                                            115,000                 132,325
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (CONTINUED)
 TGT Pipeline
                                                         $                      $
  5.50%; 02/01/17 /2/                                         45,000                  45,932
                                                                                     579,578
PROPERTY & CASUALTY INSURANCE (1.12%)
 ACE
  6.00%; 04/01/07                                            125,000                 128,398
 Arch Capital Group
  7.35%; 05/01/34                                            185,000                 206,215
 Infinity Property & Casualty
  5.50%; 02/18/14                                            100,000                  98,963
 Markel
  6.80%; 02/15/13                                            190,000                 207,288
 St. Paul
  5.75%; 03/15/07                                            145,000                 148,725
 W.R. Berkley
  5.13%; 09/30/10                                            145,000                 145,448
  5.88%; 02/15/13                                             30,000                  31,043
                                                                                     966,080
REAL ESTATE OPERATOR & DEVELOPER (0.23%)
 Regency Centers
  7.13%; 07/15/05                                            200,000                 201,498
REGIONAL BANKS (0.71%)
 Bank One
  7.63%; 08/01/05                                             50,000                  50,536
 Korea Development Bank
  3.54%; 10/20/09 /1/                                        110,000                 110,033
  4.25%; 11/13/07                                             10,000                   9,981
 PNC Funding
  5.75%; 08/01/06                                             75,000                  76,647
 Wachovia
  5.25%; 08/01/14                                             35,000                  35,847
  6.38%; 02/01/09                                            180,000                 192,685
  6.80%; 06/01/05                                            110,000                 110,280
 Wells Fargo
  3.12%; 08/15/08                                             30,000                  29,003
                                                                                     615,012
REINSURANCE (0.27%)
 Endurance Specialty Holdings
  7.00%; 07/15/34                                            210,000                 231,840
RETAIL-MAJOR DEPARTMENT STORE (0.24%)
 May Department Stores
  5.75%; 07/15/14                                            200,000                 207,087
SAVINGS & LOANS-THRIFTS (0.42%)
 Washington Mutual
  3.44%; 01/15/10 /1/                                        300,000                 301,204
  5.50%; 01/15/13                                              5,000                   5,172
  6.88%; 06/15/11                                             50,000                  55,389
                                                                                     361,765
SOVEREIGN (0.70%)
 Chile Government
  3.59%; 01/28/08 /1/                                        175,000                 175,350
 Mexico Government
  7.50%; 01/14/12                                             25,000                  27,750
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SOVEREIGN (CONTINUED)
 Mexico Government (continued)
                                                         $                      $
  8.00%; 09/24/22                                            185,000                 214,600
  8.30%; 08/15/31                                             45,000                  52,706
  8.38%; 01/14/11                                             60,000                  68,670
 South Africa Government
  6.50%; 06/02/14                                             65,000                  70,200
                                                                                     609,276
SPECIAL PURPOSE ENTITY (0.82%)
 Fondo Latinoamericano de Reservas
  3.00%; 08/01/06 /2/                                        365,000                 361,570
 John Hancock Global Funding II
  3.29%; 04/03/09 /1/ /2/                                    300,000                 299,985
 Rio Tinto Finance
  5.75%; 07/03/06                                             50,000                  51,151
                                                                                     712,706
SUPRANATIONAL BANK (0.33%)
 Corp Andina de Fomento
  3.52%; 01/26/07 /1/                                        250,000                 249,887
  6.88%; 03/15/12                                             35,000                  38,871
                                                                                     288,758
TELEPHONE-INTEGRATED (3.08%)
 BellSouth
  4.75%; 11/15/12                                             75,000                  74,610
  6.88%; 10/15/31                                             55,000                  63,281
 British Telecommunications
  7.88%; 12/15/05                                            410,000                 420,272
 France Telecom
  8.00%; 03/01/11 /1/                                        440,000                 507,075
 Sprint Capital
  6.88%; 11/15/28                                            190,000                 211,866
  6.90%; 05/01/19                                             95,000                 106,153
  7.13%; 01/30/06                                             50,000                  51,086
 Telecom Italia Capital
  4.00%; 01/15/10 /2/                                        325,000                 313,951
  5.25%; 11/15/13                                            395,000                 395,719
  6.38%; 11/15/33                                             45,000                  46,918
 Telefonica Europe
  7.75%; 09/15/10                                             50,000                  57,341
 Telefonos de Mexico
  4.50%; 11/19/08                                            100,000                  98,489
  8.25%; 01/26/06                                            125,000                 128,956
 Verizon
  6.50%; 09/15/11                                            175,000                 189,115
                                                                                   2,664,832
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  6.50%; 04/15/07                                             25,000                  26,088
TRANSPORT-RAIL (0.34%)
 CSX
  4.88%; 11/01/09                                            100,000                 100,822
  9.00%; 08/15/06                                            150,000                 158,773
 Union Pacific
  4.70%; 01/02/24                                             10,000                   9,665
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TRANSPORT-RAIL (CONTINUED)
 Union Pacific (continued)
                                                         $                      $
  7.60%; 05/01/05                                             25,000                  25,000
                                                                                     294,260
TRANSPORT-SERVICES (0.05%)
 FedEx
  3.50%; 04/01/09                                             40,000                  38,743
                                                        TOTAL BONDS               54,118,335

                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (6.60%)
4.50%; 11/01/10                                              555,472                 557,035
4.50%; 11/01/18                                              399,594                 396,421
4.50%; 05/01/20 /6/                                          725,000                 717,297
5.00%; 12/01/17                                              166,479                 168,052
5.00%; 12/01/18                                              209,152                 211,028
5.00%; 05/01/20 /6/                                          750,000                 753,984
5.50%; 03/01/09                                               13,871                  14,111
5.50%; 05/01/33                                              174,846                 177,006
5.50%; 08/01/33                                              450,000                 455,558
5.50%; 10/01/33                                              163,934                 165,959
5.50%; 01/01/34                                            1,320,372               1,335,873
6.00%; 09/01/16                                               19,585                  20,313
6.00%; 03/01/17                                               56,282                  58,374
6.00%; 04/01/17                                               82,585                  85,653
6.00%; 06/01/28                                               67,318                  69,311
6.50%; 12/01/15                                               20,562                  21,415
6.50%; 09/01/16                                               21,276                  22,159
6.50%; 03/01/17                                               11,093                  11,554
6.50%; 04/01/17                                               46,101                  48,016
6.50%; 03/01/29                                               84,305                  87,882
6.50%; 10/01/31                                               21,037                  21,902
6.50%; 02/01/32                                               18,309                  19,061
6.50%; 05/01/32                                               96,152                 100,255
6.50%; 09/01/32                                               64,606                  67,205
7.00%; 01/01/32                                               34,092                  36,008
7.50%; 12/01/15                                               27,733                  29,216
7.50%; 10/01/30                                               31,447                  33,777
7.50%; 12/01/30                                                5,831                   6,259
7.50%; 04/01/32                                               10,779                  11,558
8.00%; 11/01/30                                                6,516                   7,129
                                           TOTAL FHLMC CERTIFICATES                5,709,371

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (12.08%)
4.26%; 06/01/34 /1/                                          137,364                 137,394
4.35%; 12/01/34 /1/                                          216,697                 216,623
4.39%; 07/01/34 /1/                                           83,248                  83,237
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
                                                         $                      $
4.66%; 03/01/35 /1/                                          206,181                 207,162
5.00%; 09/01/17                                              533,638                 538,430
5.00%; 03/01/18                                              618,336                 623,582
5.50%; 06/01/09                                               49,108                  49,948
5.50%; 01/01/18                                              128,476                 131,625
5.50%; 03/01/23                                              336,246                 340,403
5.50%; 07/01/23                                              518,054                 524,459
5.50%; 09/01/33                                              302,794                 306,048
5.50%; 05/01/35 /6/                                        3,200,000               3,230,000
6.00%; 10/01/16                                               17,106                  17,736
6.00%; 09/01/31                                               82,070                  84,386
6.00%; 04/01/33                                              127,732                 131,277
6.00%; 10/01/33                                              142,235                 146,184
6.00%; 11/01/33                                              544,642                 559,760
6.00%; 12/01/33                                              492,264                 505,929
6.00%; 05/01/35 /6/                                        1,600,000               1,642,499
6.50%; 12/01/31                                               51,831                  54,001
6.50%; 05/01/35 /6/                                          850,000                 883,735
7.00%; 09/01/31                                               33,119                  35,003
                                            TOTAL FNMA CERTIFICATES               10,449,421

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (2.40%)
5.50%; 05/01/35 /6/                                          850,000                 864,344
6.00%; 12/15/32                                               76,314                  78,799
6.00%; 12/15/33                                              967,813                 999,158
6.50%; 10/20/28                                               39,553                  41,351
6.50%; 02/20/32                                               23,708                  24,753
6.50%; 05/20/32                                                7,568                   7,902
7.00%; 07/15/31                                               41,770                  44,272
7.00%; 02/15/32                                                9,662                  10,241
8.00%; 08/20/29                                                6,871                   7,416
8.00%; 02/15/32                                                1,341                   1,453
                                            TOTAL GNMA CERTIFICATES                2,079,689

                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
TREASURY BONDS (18.67%)
 U.S. Treasury
  1.88%; 12/31/05                                          1,000,000                 990,977
  3.63%; 07/15/09 /4/                                        675,000                 669,278
  3.88%; 02/15/13                                            500,000                 493,321
  4.00%; 06/15/09                                          1,150,000               1,157,098
  4.00%; 02/15/14 /4/                                        550,000                 543,576
  4.25%; 08/15/13                                            900,000                 907,242
  4.25%; 11/15/14 /4/                                        850,000                 852,789
  4.75%; 05/15/14 /4/                                        600,000                 625,453
  4.88%; 02/15/12                                            850,000                 892,998
  5.00%; 02/15/11 /4/                                      1,750,000               1,844,335
  5.38%; 02/15/31 /4/                                      1,700,000               1,920,070
  6.25%; 08/15/23 /4/                                      1,125,000               1,352,022
  7.25%; 05/15/16 /4/                                        750,000                 941,953
                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
TREASURY BONDS (CONTINUED)
 U.S. Treasury Inflation-Indexed Obligations
                                                         $                      $
  2.00%; 01/15/14 /4/                                        752,427                 781,201
  3.63%; 01/15/08 /4/                                        819,023                 880,930
  3.88%; 01/15/09 /4/                                        438,484                 484,576
  4.25%; 01/15/10                                            341,937                 391,144
 U.S. Treasury Strip
  0.00%; 11/15/18 /7/                                        225,000                 121,570
  0.00%; 05/15/20 /7/                                        265,000                 132,178
  0.00%; 08/15/25 /7/                                        420,000                 161,733
                                               TOTAL TREASURY BONDS               16,144,444

                                                          Principal
                                                           Amount                   Value
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (17.45%)
FINANCE-MORTGAGE LOAN/BANKER (17.45%)
 Federal National Mortgage Association
  2.60%; 05/02/05                                        $15,099,934            $ 15,097,544
                                             TOTAL COMMERCIAL PAPER               15,097,544
                                                                                ------------

                              TOTAL PORTFOLIO INVESTMENTS (119.77%)              103,598,804
LIABILITIES, NET OF CASH AND RECEIVABLES (-19.77%)                               (17,102,661)
                                         TOTAL NET ASSETS (100.00%)             $ 86,496,143
                                                                                ---------------

/1 /Variable rate.
/2 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $4,460,902 or 5.16% of net assets.
/3 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,712,939 or 3.14% of net assets.
/4 /Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $10,270,301 or 11.89% of net assets.
/5 /Security purchased on a when-issued basis. See Notes to Financial
  Statements.
/6 /Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.
/7 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $    984,828
Unrealized Depreciation                          (382,591)
                                             ------------
Net Unrealized Appreciation (Depreciation)        602,237
Cost for federal income tax purposes         $102,996,567

                                                       Notional    Unrealized
                    Description                         Amount     Gain (Loss)
-------------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive a monthly return equal to the Lehman ERISA    $3,000,000     $38,140
Eligible CMBS Index and pay monthly a floating rate
based on 1-month LIBOR less 5 basis points with
Morgan Stanley. Expires May 2005.

Receive a monthly return equal to a 30-year 5.5%
FNMA and pay monthly a floating rate based on          1,000,000        (227)
1-month LIBOR less 15 basis points with Merrill
Lynch. Expires June 2005.

Receive a monthly return equal to a 30-year 6.0%
FNMA and pay monthly a floating rate based on
1-month LIBOR less 5 basis points with Merrill         1,000,000         245
Lynch. Expires June 2005.

Receive a monthly return equal to a 15-year 5.0%
FNMA and pay monthly a floating rate based on          1,000,000          35
1-month LIBOR less 23 basis points with Merrill
Lynch. Expires June 2005.

Receive a monthly return equal to a 30-year 5.0%
FHLMC and pay monthly a floating rate based on         1,500,000      12,588
1-month LIBOR less 15 basis points with Merrill
Lynch. Expires August 2005.

Receive a monthly return equal to a 30-year 5.0%
FNMA and pay monthly a floating rate based on          1,000,000      19,898
1-month LIBOR less 45 basis points with Merrill
Lynch. Expires July 2005.

Receive a monthly return equal to a 15-year 4.5%
FHLMC and pay monthly a floating rate based on         1,100,000      10,418
1-month LIBOR less 25 basis points with Merrill
Lynch. Expires July 2005.

Receive monthly a return equal to the Merrill Lynch
Mortgage Master Index and pay monthly a floating       2,750,000      12,158
rate based on 3-month LIBOR less 9 basis points with
Merrill Lynch. Expires July 2005.


                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                     Percentage of
                                                               Total Value
--------------------------------------------------------------------------------
                                 $
 Government                          37,127,241                     35.80%
 Mortgage Securities                 25,390,898                     24.49
 Financial                           14,662,548                     14.14
 Asset Backed
 Securities                          10,488,772                     10.12
 Communications                       5,837,153                      5.63
 Utilities                            2,879,789                      2.78
 Consumer,
 Non-cyclical                         2,167,244                      2.09
 Energy                               2,129,219                      2.05
 Industrial                           1,098,842                      1.06
 Consumer, Cyclical                     878,472                      0.85
 Basic Materials                        875,168                      0.84
 Swaps                                   93,254                      0.09
 Diversified                             48,243                      0.05
 Technology                              15,215                      0.01
                TOTAL              $103,692,058                    100.00%
                                 ------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                        HIGH QUALITY LONG-TERM BOND FUND
                           APRIL 30, 2005 (UNAUDITED)

                                                         Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (75.62%)
AEROSPACE & DEFENSE EQUIPMENT (0.20%)
 General Dynamics
                                                         $                    $
  3.00%; 05/15/08                                           15,000                 14,488
 United Technologies
  6.10%; 05/15/12                                           15,000                 16,363
                                                                                   30,851
ASSET BACKED SECURITIES (4.10%)
 Bear Stearns Asset Backed Securities
  3.62%; 03/25/34 /1/                                       50,000                 49,998
 Chase Funding Mortgage Loan Asset Backed
  Certificates
  3.25%; 12/25/33 /1/                                       99,459                 99,558
 Financial Asset Securities Corp. AAA Trust
  3.31%; 02/27/35 /1/ /2/                                   75,000                 75,005
 Master Asset Backed Securities Trust
  3.25%; 12/25/34 /1/                                      150,000                150,214
 Morgan Stanley ABS Capital I
  3.89%; 12/25/34 /1/                                       50,000                 50,231
 Park Place Securities
  3.24%; 01/25/36 /1/                                      150,000                150,341
 Structured Asset Securities
  3.24%; 03/25/35 /1/                                       50,000                 50,027
                                                                                  625,374
AUTO-CARS & LIGHT TRUCKS (0.32%)
 DaimlerChrysler Holding
  7.30%; 01/15/12                                           45,000                 48,200
AUTOMOBILE SEQUENTIAL (0.64%)
 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                           50,000                 48,541
 Nissan Auto Receivables Owner Trust
  2.70%; 12/17/07                                           50,000                 49,400
                                                                                   97,941
BEVERAGES-NON-ALCOHOLIC (0.30%)
 Bottling Group
  4.63%; 11/15/12                                           15,000                 14,982
 Coca-Cola Enterprises
  5.25%; 05/15/07                                           30,000                 30,676
                                                                                   45,658
BEVERAGES-WINE & SPIRITS (0.19%)
 Diageo Capital
  3.38%; 03/20/08                                           15,000                 14,690
  3.50%; 11/19/07                                           15,000                 14,757
                                                                                   29,447
BREWERY (0.30%)
 Anheuser-Busch
  4.38%; 01/15/13                                           30,000                 29,611
 Coors Brewing
  6.38%; 05/15/12                                           15,000                 16,322
                                                                                   45,933
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.10%)
 CRH America
  6.95%; 03/15/12                                           14,000                 15,652
                                                         Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (0.10%)
 Centex
                                                         $                    $
  5.80%; 09/15/09                                           15,000                 15,512
CABLE & OTHER PAY TV SERVICES (0.53%)
 AT&T Broadband
  8.38%; 03/15/13                                           67,000                 81,339
CABLE TV (0.20%)
 Comcast
  5.50%; 03/15/11                                            5,000                  5,179
 Cox Communications
  6.88%; 06/15/05                                           25,000                 25,082
                                                                                   30,261
CELLULAR TELECOMMUNICATIONS (1.14%)
 America Movil
  5.75%; 01/15/15                                           30,000                 29,559
 AT&T Wireless Services
  7.35%; 03/01/06                                           40,000                 41,157
 Cingular Wireless
  7.13%; 12/15/31                                           15,000                 17,428
 Telus
  7.50%; 06/01/07                                           15,000                 15,928
 Verizon Wireless Capital
  5.38%; 12/15/06                                           35,000                 35,706
 Vodafone Group
  7.75%; 02/15/10                                           30,000                 34,154
                                                                                  173,932
CHEMICALS-DIVERSIFIED (0.23%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                           20,000                 20,423
 E. I. Du Pont de Nemours
  4.75%; 11/15/12                                           15,000                 15,223
                                                                                   35,646
COATINGS & PAINT (0.10%)
 Valspar
  6.00%; 05/01/07                                           15,000                 15,464
COMMERCIAL BANKS (0.39%)
 U.S. Bank
  6.38%; 08/01/11                                           40,000                 43,882
 Union Planters Bank
  5.13%; 06/15/07                                           15,000                 15,282
                                                                                   59,164
COMMERCIAL SERVICE-FINANCE (0.07%)
 Equifax
  4.95%; 11/01/07                                           10,000                 10,190
COMPUTERS (0.27%)
 Hewlett-Packard
  6.50%; 07/01/12                                           15,000                 16,583
 International Business Machines
  4.25%; 09/15/09                                           25,000                 24,930
                                                                                   41,513
COMPUTERS-INTEGRATED SYSTEMS (0.04%)
 NCR
  7.13%; 06/15/09                                            5,000                  5,429
                                                         Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (7.97%)
 American Express Credit Account
  Master Trust
                                                         $                    $
  4.35%; 12/15/11                                          200,000                200,787
 Bank One Issuance Trust
  3.59%; 05/17/10                                          100,000                 99,037
 Capital One Master Trust
  5.30%; 06/15/09                                          150,000                152,706
 Chase Credit Card Master Trust
  3.15%; 05/15/09 /1/                                       50,000                 49,990
  5.50%; 11/17/08                                           30,000                 30,616
 Citibank Credit Card Master Trust I
  5.88%; 03/10/11                                          150,000                158,677
 Discover Card Master Trust I
  3.19%; 05/15/12 /1/                                      175,000                174,695
  6.05%; 08/18/08                                          150,000                152,785
 MBNA Credit Card Master Note Trust
  3.65%; 03/15/11                                           45,000                 44,263
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                          150,000                151,537
                                                                                1,215,093
DATA PROCESSING & MANAGEMENT (0.10%)
 First Data
  3.38%; 08/01/08                                           15,000                 14,589
DIVERSIFIED FINANCIAL SERVICES (1.16%)
 General Electric Capital
  2.90%; 02/02/09 /1/                                       15,000                 15,039
  6.00%; 06/15/12                                           20,000                 21,501
  7.38%; 01/19/10                                          105,000                117,767
 John Deere Capital
  7.00%; 03/15/12                                           20,000                 22,775
                                                                                  177,082
DIVERSIFIED MANUFACTURING OPERATIONS (0.20%)
 Cooper Industries
  5.25%; 07/01/07                                           15,000                 15,309
 General Electric
  5.00%; 02/01/13                                           15,000                 15,266
                                                                                   30,575
DIVERSIFIED MINERALS (0.10%)
 BHP Billiton Finance
  4.80%; 04/15/13                                           15,000                 15,092
ELECTRIC PRODUCTS-MISCELLANEOUS (0.04%)
 Emerson Electric
  6.00%; 08/15/32                                            5,000                  5,517
ELECTRIC-GENERATION (0.03%)
 Korea East-West Power
  4.88%; 04/21/11 /2/                                        5,000                  4,997
ELECTRIC-INTEGRATED (2.94%)
 AmerenEnergy Generating
  7.95%; 06/01/32                                           10,000                 12,936
 Appalachian Power
  4.80%; 06/15/05                                           20,000                 20,030
 Arizona Public Service
  6.50%; 03/01/12                                           10,000                 11,007
                                                         Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Carolina Power & Light
                                                         $                    $
  8.63%; 09/15/21                                           75,000                 99,980
 Conectiv
  5.30%; 06/01/05                                           10,000                 10,012
 Consolidated Edison
  3.63%; 08/01/08                                           15,000                 14,691
  4.88%; 02/01/13                                           15,000                 15,116
 Dominion Resources
  3.09%; 05/15/06 /1/                                       30,000                 30,077
 DTE Energy
  7.05%; 06/01/11                                           30,000                 33,430
 Duke Energy
  3.75%; 03/05/08                                           30,000                 29,594
 Georgia Power
  2.99%; 02/17/09 /1/                                       20,000                 20,010
 MidAmerican Energy Holdings
  6.75%; 12/30/31                                           35,000                 41,582
 Niagara Mohawk Power
  7.75%; 05/15/06                                           30,000                 31,215
 Oncor Electric Delivery
  7.00%; 05/01/32                                           15,000                 17,790
 Pacific Gas & Electric
  3.60%; 03/01/09                                           20,000                 19,451
 Pepco Holdings
  5.50%; 08/15/07                                           15,000                 15,321
 PPL Electric Utilities
  4.30%; 06/01/13                                           15,000                 14,402
 PSEG Power
  6.95%; 06/01/12                                           10,000                 11,148
                                                                                  447,792
FIDUCIARY BANKS (0.20%)
 Bank of New York
  4.14%; 08/02/07                                           15,000                 14,935
  5.20%; 07/01/07                                           15,000                 15,301
                                                                                   30,236
FINANCE-AUTO LOANS (0.87%)
 General Motors Acceptance
  4.39%; 10/20/05 /1/                                       15,000                 14,968
  6.75%; 01/15/06                                           90,000                 90,666
  6.75%; 12/01/14                                           15,000                 12,566
 Toyota Motor Credit
  2.80%; 01/18/06                                           15,000                 14,908
                                                                                  133,108
FINANCE-COMMERCIAL (0.33%)
 CIT Group
  2.99%; 02/15/07 /1/                                       20,000                 20,038
  5.00%; 02/13/14                                           15,000                 14,926
  7.38%; 04/02/07                                           15,000                 15,861
                                                                                   50,825
FINANCE-CONSUMER LOANS (1.65%)
 American General Finance
  5.75%; 03/15/07                                           40,000                 41,044
 Household Finance
  3.38%; 02/21/06                                           25,000                 24,940
  4.13%; 11/16/09                                           35,000                 34,350
                                                         Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-CONSUMER LOANS (CONTINUED)
 Household Finance (continued)
                                                         $                    $
  4.75%; 07/15/13                                           15,000                 14,835
  6.50%; 01/24/06                                           85,000                 86,728
 SLM
  4.17%; 03/02/09 /1/                                       50,000                 50,136
                                                                                  252,033
FINANCE-CREDIT CARD (0.80%)
 American Express
  4.88%; 07/15/13                                           15,000                 15,165
 Capital One Bank
  6.70%; 05/15/08                                          100,000                106,465
                                                                                  121,630
FINANCE-INVESTMENT BANKER & BROKER (2.80%)
 Banque Paribas
  6.88%; 03/01/09                                           25,000                 27,250
 Citigroup
  6.63%; 06/15/32                                           20,000                 22,994
 Credit Suisse First Boston
  6.50%; 01/15/12                                           50,000                 55,124
 Goldman Sachs Group
  5.13%; 01/15/15                                           25,000                 24,967
  5.25%; 04/01/13                                           45,000                 45,777
  6.60%; 01/15/12                                           15,000                 16,490
 Lehman Brothers Holdings
  6.25%; 05/15/06                                           50,000                 51,179
 Merrill Lynch
  3.02%; 02/06/09 /1/                                       15,000                 15,041
  4.13%; 03/02/09 /1/                                       20,000                 19,968
  5.45%; 07/15/14                                           25,000                 25,819
  7.00%; 01/15/07                                           45,000                 47,192
 Morgan Stanley
  3.42%; 01/15/10 /1/                                       75,000                 75,181
                                                                                  426,982
FINANCE-LEASING COMPANY (0.54%)
 Boeing Capital
  5.75%; 02/15/07                                           30,000                 30,819
 International Lease Finance
  3.54%; 01/15/10 /1/                                       20,000                 19,953
 Pitney Bowes Credit
  5.75%; 08/15/08                                           30,000                 31,597
                                                                                   82,369
FINANCE-MORTGAGE LOAN/BANKER (11.36%)
 Countrywide Home Loan
  2.88%; 02/15/07                                           20,000                 19,533
 Federal Home Loan Mortgage
  6.25%; 07/15/32                                          525,000                625,482
 Federal National Mortgage Association
  6.13%; 03/15/12                                          575,000                632,453
  7.13%; 01/15/30                                          310,000                403,878
 Federal National Mortgage Association Whole Loan
  3.22%; 05/25/35 /1/                                       49,859                 49,859
                                                                                1,731,205
                                                         Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-OTHER SERVICES (0.31%)
 Mellon Funding
                                                         $                    $
  4.88%; 06/15/07                                           15,000                 15,222
 National Rural Utilities
  5.75%; 08/28/09                                           30,000                 31,461
                                                                                   46,683
FOOD-FLOUR & GRAIN (0.07%)
 Archer Daniels Midland
  5.94%; 10/01/32                                           10,000                 10,805
FOOD-MISCELLANEOUS/DIVERSIFIED (0.65%)
 Campbell Soup
  5.50%; 03/15/07                                           30,000                 30,623
 HJ Heinz Finance
  6.75%; 03/15/32                                           15,000                 17,877
 Sara Lee
  6.13%; 11/01/32                                           15,000                 16,231
 Unilever Capital
  7.13%; 11/01/10                                           30,000                 33,889
                                                                                   98,620
FOOD-WHOLESALE & DISTRIBUTION (0.11%)
 Sysco International
  6.10%; 06/01/12                                           15,000                 16,393
GAS-DISTRIBUTION (0.08%)
 KeySpan
  7.63%; 11/15/10                                           10,000                 11,491
HOME DECORATION PRODUCTS (0.13%)
 Newell Rubbermaid
  4.00%; 05/01/10                                           20,000                 19,461
HOME EQUITY-OTHER (0.50%)
 Option One Mortgage Loan Trust
  4.02%; 02/25/35 /1/                                       50,000                 50,363
 Specialty Underwriting & Residential Finance
  3.53%; 02/25/35 /1/                                       25,000                 25,085
                                                                                   75,448
HOME EQUITY-SEQUENTIAL (0.32%)
 New Century Home Equity Loan Trust
  3.31%; 03/25/35 /1/                                       48,999                 49,048
INDUSTRIAL GASES (0.18%)
 Praxair
  6.38%; 04/01/12                                           25,000                 27,752
INSTRUMENTS-CONTROLS (0.07%)
 Parker Hannifin
  4.88%; 02/15/13                                           10,000                 10,102
INSURANCE BROKERS (0.06%)
 Marsh & McLennan
  3.63%; 02/15/08                                           10,000                  9,778
LIFE & HEALTH INSURANCE (0.37%)
 Lincoln National
  5.25%; 06/15/07                                           20,000                 20,430
                                                         Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
 Torchmark
                                                         $                    $
  6.25%; 12/15/06                                           35,000                 36,200
                                                                                   56,630
MEDICAL-DRUGS (0.18%)
 Eli Lilly
  6.00%; 03/15/12                                           25,000                 27,348
MEDICAL-HMO (0.11%)
 Anthem
  6.80%; 08/01/12                                           15,000                 16,838
METAL-ALUMINUM (0.44%)
 Alcan
  6.45%; 03/15/11                                           30,000                 33,042
 Alcoa
  7.38%; 08/01/10                                           30,000                 33,906
                                                                                   66,948
MISCELLANEOUS INVESTING (0.56%)
 Archstone-Smith Operating Trust
  3.00%; 06/15/08                                           15,000                 14,381
 Camden Property Trust
  5.88%; 06/01/07                                           15,000                 15,368
 CenterPoint Properties Trust
  4.75%; 08/01/10                                           15,000                 14,986
 Duke Realty
  4.63%; 05/15/13                                           10,000                  9,725
 Simon Property Group
  3.75%; 01/30/09                                           15,000                 14,496
 United Dominion Realty Trust
  6.50%; 06/15/09                                           15,000                 15,996
                                                                                   84,952
MONEY CENTER BANKS (0.54%)
 JP Morgan Chase
  5.25%; 05/30/07                                           15,000                 15,326
  6.75%; 02/01/11                                           60,000                 66,286
                                                                                   81,612
MORTGAGE BACKED SECURITIES (14.65%)
 Banc of America Commercial Mortgage
  5.12%; 07/11/43                                          250,000                256,377
  7.33%; 11/15/31                                          150,000                166,196
 Bear Stearns Commercial Mortgage Securities
  0.65%; 05/11/39 /1/ /2/                                3,211,361                 80,519
  3.97%; 11/11/35                                           93,299                 92,087
 CS First Boston Mortgage Securities
  1.72%; 03/15/36 /1/ /2/                                  214,860                 10,028
 First Union National Bank Commercial Mortgage
  5.59%; 02/12/34                                           77,316                 80,010
  6.14%; 02/12/34                                          150,000                162,339
  7.84%; 05/17/32                                          215,000                244,912
 GE Capital Commercial Mortgage
  4.97%; 08/11/36                                           75,000                 76,374
 GMAC Commercial Mortgage Securities
  6.96%; 09/15/35                                          150,000                166,920
                                                         Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 IMPAC Commercial Mortgage Trust
                                                         $                    $
  3.40%; 12/25/33 /1/                                      111,876                112,128
 LB Commercial Conduit Mortgage Trust
  7.33%; 10/15/32                                          150,000                165,608
 LB-UBS Commercial Mortgage Trust
  1.37%; 03/15/36 /1/ /2/                                1,802,837                 85,757
  5.59%; 06/15/31                                          110,000                115,977
  6.06%; 06/15/20                                           63,108                 65,747
 Morgan Stanley Capital I
  6.54%; 02/15/31                                          150,000                158,544
  7.11%; 04/15/33                                          100,000                109,449
 Sequoia Mortgage Trust
  3.22%; 02/20/35 /1/                                       70,974                 70,941
 Wachovia Bank Commercial Mortgage Trust
  0.49%; 01/15/41 /1/ /2/                                1,001,313                 11,769
                                                                                2,231,682
MULTI-LINE INSURANCE (0.68%)
 AEGON
  4.75%; 06/01/13                                           10,000                  9,867
 Allstate
  7.88%; 05/01/05                                           15,000                 15,000
 American International Group
  4.25%; 05/15/13                                           15,000                 14,242
 Hartford Financial Services Group
  4.70%; 09/01/07                                           15,000                 15,099
 MetLife
  6.50%; 12/15/32                                            5,000                  5,683
 Safeco
  7.25%; 09/01/12                                            3,000                  3,447
 XL Capital
  5.25%; 09/15/14                                           40,000                 39,793
                                                                                  103,131
MULTIMEDIA (1.70%)
 AOL Time Warner
  6.13%; 04/15/06                                           70,000                 71,428
  7.63%; 04/15/31                                           40,000                 48,744
 Gannett
  5.50%; 04/01/07                                           15,000                 15,384
 News America
  6.20%; 12/15/34                                           30,000                 30,267
 Thomson
  4.75%; 05/28/10                                           15,000                 15,016
  5.75%; 02/01/08                                           15,000                 15,516
 Viacom
  6.40%; 01/30/06                                           50,000                 50,936
 Walt Disney
  7.00%; 03/01/32                                           10,000                 11,698
                                                                                  258,989
MUTUAL INSURANCE (0.33%)
 Liberty Mutual Group
  5.75%; 03/15/14 /2/                                       50,000                 49,927
                                                         Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
NON-HAZARDOUS WASTE DISPOSAL (0.11%)
 Waste Management
                                                         $                    $
  7.00%; 07/15/28                                           15,000                 17,090
OIL & GAS DRILLING (0.12%)
 Transocean
  7.38%; 04/15/18                                           15,000                 18,032
OIL COMPANY-EXPLORATION & PRODUCTION (1.02%)
 Devon Financing
  7.88%; 09/30/31                                           15,000                 18,915
 Husky Energy
  6.25%; 06/15/12                                           15,000                 16,200
 Nexen
  5.05%; 11/20/13                                           30,000                 29,884
  7.88%; 03/15/32                                            5,000                  6,135
 Pemex Project Funding Master Trust
  8.00%; 11/15/11                                           45,000                 50,085
 Pioneer Natural Resources
  5.88%; 07/15/16                                           35,000                 34,699
                                                                                  155,918
OIL COMPANY-INTEGRATED (0.89%)
 Conoco Funding
  6.35%; 10/15/11                                           40,000                 44,223
 Marathon Oil
  6.80%; 03/15/32                                           15,000                 16,983
 Occidental Petroleum
  4.00%; 11/30/07                                           20,000                 19,847
 Petro-Canada
  4.00%; 07/15/13                                           15,000                 14,046
 Phillips Petroleum
  8.75%; 05/25/10                                           25,000                 29,891
 Union Oil Company of California
  5.05%; 10/01/12                                           10,000                 10,302
                                                                                  135,292
OIL REFINING & MARKETING (0.11%)
 Valero Energy
  6.88%; 04/15/12                                           15,000                 16,491
OIL-FIELD SERVICES (0.20%)
 Halliburton
  4.65%; 10/17/05 /1/                                       15,000                 15,092
  5.50%; 10/15/10                                           15,000                 15,612
                                                                                   30,704
PAPER & RELATED PRODUCTS (0.25%)
 MeadWestvaco
  6.85%; 04/01/12                                           10,000                 11,034
 Nexfor
  7.25%; 07/01/12                                           15,000                 16,805
 Weyerhaeuser
  6.75%; 03/15/12                                           10,000                 10,675
                                                                                   38,514
PIPELINES (0.48%)
 Buckeye Partners
  4.63%; 07/15/13                                           15,000                 14,625
 Kinder Morgan Energy Partners
  6.75%; 03/15/11                                           30,000                 33,031
                                                         Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (CONTINUED)
 National Fuel Gas
                                                         $                    $
  5.25%; 03/01/13                                           20,000                 20,387
 TEPPCO Partners
  6.13%; 02/01/13                                            5,000                  5,293
                                                                                   73,336
PROPERTY & CASUALTY INSURANCE (0.70%)
 ACE
  6.00%; 04/01/07                                           15,000                 15,408
 Arch Capital Group
  7.35%; 05/01/34                                           25,000                 27,867
 Markel
  6.80%; 02/15/13                                           30,000                 32,730
 Progressive
  6.25%; 12/01/32                                            5,000                  5,562
 St. Paul
  5.75%; 03/15/07                                           10,000                 10,257
 Travelers Property Casualty
  3.75%; 03/15/08                                           10,000                  9,820
 W.R. Berkley
  5.88%; 02/15/13                                            5,000                  5,174
                                                                                  106,818
REAL ESTATE OPERATOR & DEVELOPER (0.25%)
 EOP Operating
  7.00%; 07/15/11                                           35,000                 38,662
REGIONAL AUTHORITY (1.02%)
 New Brunswick
  3.50%; 10/23/07                                           10,000                  9,862
 Province of Nova Scotia
  5.75%; 02/27/12                                           25,000                 26,855
 Province of Ontario
  5.13%; 07/17/12                                           25,000                 26,339
 Province of Quebec
  7.13%; 02/09/24                                           75,000                 92,998
                                                                                  156,054
REGIONAL BANKS (1.34%)
 Bank One
  6.00%; 08/01/08                                           50,000                 52,490
 Fifth Third Bancorp
  3.38%; 08/15/08                                           10,000                  9,734
 Korea Development Bank
  3.88%; 03/02/09                                           15,000                 14,608
  7.25%; 05/15/06                                           15,000                 15,500
 PNC Funding
  5.75%; 08/01/06                                           20,000                 20,439
 Wachovia
  4.95%; 11/01/06                                           55,000                 55,748
  6.80%; 06/01/05                                           25,000                 25,064
 Wells Fargo
  3.50%; 04/04/08                                           10,000                  9,814
                                                                                  203,397
RESEARCH & DEVELOPMENT (0.16%)
 Science Applications International
  7.13%; 07/01/32                                           20,000                 24,154
                                                         Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-DISCOUNT (0.34%)
 Costco Wholesale
                                                         $                    $
  5.50%; 03/15/07                                           20,000                 20,542
 Target
  5.40%; 10/01/08                                           30,000                 31,159
                                                                                   51,701
RETAIL-DRUG STORE (0.10%)
 CVS
  3.88%; 11/01/07                                           15,000                 14,841
RETAIL-MAJOR DEPARTMENT STORE (0.20%)
 May Department Stores
  5.75%; 07/15/14                                           30,000                 31,063
RETAIL-REGIONAL DEPARTMENT STORE (0.07%)
 Kohl's
  6.00%; 01/15/33                                           10,000                 10,457
RETAIL-RESTAURANTS (0.10%)
 McDonald's
  5.38%; 04/30/07                                           15,000                 15,402
SAVINGS & LOANS-THRIFTS (0.18%)
 Washington Mutual
  6.88%; 06/15/11                                           25,000                 27,694
SOVEREIGN (1.59%)
 Chile Government
  5.50%; 01/15/13                                            5,000                  5,199
 Italy Government
  5.63%; 06/15/12                                           90,000                 97,106
 Mexico Government
  7.50%; 01/14/12                                           85,000                 94,350
  8.38%; 01/14/11                                           25,000                 28,612
 Poland Government
  6.25%; 07/03/12                                           15,000                 16,485
                                                                                  241,752
SPECIAL PURPOSE ENTITY (0.09%)
 Rio Tinto Finance
  2.63%; 09/30/08                                           15,000                 14,216
SUPRANATIONAL BANK (0.93%)
 Asian Development Bank
  2.38%; 03/15/06                                           35,000                 34,704
 Corp Andina de Fomento
  6.88%; 03/15/12                                           25,000                 27,765
 Inter-American Development Bank
  6.38%; 10/22/07                                           75,000                 79,249
                                                                                  141,718
TELECOMMUNICATION SERVICES (0.51%)
 Verizon Global Funding
  6.75%; 12/01/05                                           10,000                 10,178
  6.88%; 06/15/12                                           15,000                 16,805
  7.25%; 12/01/10                                           45,000                 50,531
                                                                                   77,514
TELEPHONE-INTEGRATED (1.53%)
 British Telecommunications
  7.88%; 12/15/05                                           50,000                 51,253
                                                         Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 Deutsche Telekom International Finance
                                                         $                    $
  8.25%; 06/15/05                                           10,000                 10,056
 France Telecom
  8.00%; 03/01/11 /1/                                       25,000                 28,811
 SBC Communications
  5.75%; 05/02/06                                           50,000                 50,895
 Sprint Capital
  6.90%; 05/01/19                                           40,000                 44,696
 Telecom Italia Capital
  4.00%; 11/15/08                                           15,000                 14,683
  5.25%; 11/15/13                                           10,000                 10,018
 Telefonica Europe
  7.75%; 09/15/10                                           20,000                 22,936
                                                                                  233,348
TEXTILE-HOME FURNISHINGS (0.04%)
 Mohawk Industries
  6.50%; 04/15/07                                            5,000                  5,218
TOOLS-HAND HELD (0.10%)
 Stanley Works
  4.90%; 11/01/12                                           15,000                 15,371
TRANSPORT-RAIL (0.84%)
 Burlington Northern Santa Fe
  7.95%; 08/15/30                                           30,000                 39,618
 Canadian National Railway
  4.40%; 03/15/13                                           15,000                 14,655
 CSX
  8.63%; 05/15/22                                           15,000                 19,527
 Norfolk Southern
  8.38%; 05/15/05                                           15,000                 15,019
 Union Pacific
  6.63%; 02/01/29                                           35,000                 39,441
                                                                                  128,260
                                                      TOTAL BONDS              11,523,286

                                                         Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (8.12%)
4.50%; 10/01/11                                             29,103                 29,202
5.00%; 05/01/34                                            349,101                345,885
5.50%; 12/01/33                                            120,198                121,683
5.50%; 09/01/34                                            297,122                300,610
5.50%; 03/01/35                                            299,671                303,197
6.50%; 05/01/31                                             84,595                 88,072
6.50%; 10/01/31                                             10,519                 10,951
6.50%; 05/01/32                                              9,600                  9,986
7.00%; 12/01/30                                             25,495                 26,936
                                         TOTAL FHLMC CERTIFICATES               1,236,522

                                                         Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (3.40%)
                                                         $                    $
5.00%; 04/01/34                                             96,784                 95,905
5.00%; 07/01/35 /3/                                        350,000                344,859
5.50%; 02/01/09                                             28,588                 29,076
5.50%; 06/01/34                                             47,624                 48,109
                                          TOTAL FNMA CERTIFICATES                 517,949

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (0.24%)
6.00%; 07/15/32                                             36,085                 37,260
                                          TOTAL GNMA CERTIFICATES                  37,260

                                                         Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
TREASURY BONDS (13.43%)
 U.S. Treasury
  4.75%; 05/15/14                                          150,000                156,363
  5.38%; 02/15/31                                           75,000                 84,709
  7.25%; 05/15/16                                          125,000                156,992
 U.S. Treasury Inflation-Indexed Obligations
  3.88%; 04/15/29 /4/                                      408,272                570,747
 U.S. Treasury Strip
  0.00%; 11/15/15 /5/                                      475,000                300,601
  0.00%; 11/15/18 /5/                                      600,000                324,187
  0.00%; 05/15/20 /5/                                      600,000                299,271
  0.00%; 08/15/25 /5/                                      400,000                154,032
                                             TOTAL TREASURY BONDS               2,046,902

                                                        Principal
                                                          Amount                 Value
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.99%)
FINANCE-MORTGAGE LOAN/BANKER (2.99%)
 Investment in Joint Trading Account; Federal
  National Mortgage Association
                                                         $                    $
  2.60%; 05/02/05                                          455,529                455,494
                                           TOTAL COMMERCIAL PAPER                 455,494
                                                                              -----------

                            TOTAL PORTFOLIO INVESTMENTS (103.80%)              15,817,413
LIABILITIES, NET OF CASH AND RECEIVABLES (-3.80%)                                (579,575)
                                       TOTAL NET ASSETS (100.00%)             $15,237,838
                                                                              --------------

/1 /Variable rate.
/2 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $318,002 or 2.09% of net assets.
/3 /Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.
/4 /Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $521,727 or 3.43% of net assets.
/5 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   624,337
Unrealized Depreciation                          (71,712)
                                             -----------
Net Unrealized Appreciation (Depreciation)       552,625
Cost for federal income tax purposes         $15,264,787


                                                        Notional   Unrealized
                     Description                         Amount    Gain (Loss)
-------------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive monthly a return equal to the Merrill Lynch     $300,000     $1,301
Mortgage Master Index and pay monthly a floating rate
based on 3-month LIBOR less 9 basis points with
Merrill Lynch. Expires July 2005.

Receive a monthly return equal to the Lehman ERISA       650,000      8,213
Eligible CMBS Index and pay monthly a floating rate
based on 1-month LIBOR less 5 basis points with Morgan
Stanley. Expires May 2005.


                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                    Percentage of
                                                              Total Value
----------------------------------------------------------------------------------
                                 $
 Government                          4,783,699                     30.23%
 Mortgage Securities                 4,148,447                     26.21
 Financial                           2,146,356                     13.56
 Asset Backed
 Securities                          1,937,872                     12.24
 Communications                        855,383                      5.40
 Utilities                             464,280                      2.93
 Energy                                429,771                      2.72
 Consumer,
 Non-cyclical                          325,385                      2.06
 Industrial                            270,223                      1.71
 Consumer, Cyclical                    211,855                      1.34
 Basic Materials                       182,612                      1.15
 Technology                             61,530                      0.39
 Swaps                                   9,514                      0.06
                TOTAL              $15,826,927                    100.00%
                                 -----------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                       HIGH QUALITY SHORT-TERM BOND FUND
                           APRIL 30, 2005 (UNAUDITED)

                                                          Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (95.84%)
AEROSPACE & DEFENSE (0.33%)
 Northrop Grumman
                                                         $                      $
  4.08%; 11/16/06                                             40,000                 39,985
  7.00%; 03/01/06                                             75,000                 76,832
 Raytheon
  6.75%; 08/15/07                                             58,000                 60,984
                                                                                    177,801
AEROSPACE & DEFENSE EQUIPMENT (0.13%)
 General Dynamics
  3.00%; 05/15/08                                             30,000                 28,975
 United Technologies
  4.88%; 11/01/06                                             40,000                 40,576
                                                                                     69,551
AGRICULTURAL OPERATIONS (0.13%)
 Bunge Limited Finance
  4.38%; 12/15/08                                             70,000                 69,788
AIRLINES (0.09%)
 Southwest Airlines
  5.50%; 11/01/06                                             50,000                 51,062
ASSET BACKED SECURITIES (2.38%)
 Bear Stearns Asset Backed Securities
  3.26%; 02/25/35 /1/                                        125,000                125,062
  3.62%; 03/25/34 /1/                                        165,000                164,992
 Chase Funding Mortgage Loan Asset Backed
  Certificates
  4.34%; 08/25/28                                             77,581                 77,567
  4.88%; 08/25/28                                             77,203                 77,382
 Financial Asset Securities Corp. AAA Trust
  3.31%; 02/27/35 /1/ /2/                                    100,000                100,007
 Master Asset Backed Securities Trust
  3.59%; 03/25/35 /1/ /3/                                    175,000                175,000
 Morgan Stanley ABS Capital I
  3.24%; 12/25/34 /1/                                         50,000                 50,075
  3.31%; 11/25/34 /1/                                        200,000                200,709
 Residential Asset Mortgage Products
  3.25%; 12/25/34 /1/                                        125,000                125,193
 Structured Asset Securities
  3.24%; 03/25/35 /1/                                        200,000                200,107
                                                                                  1,296,094
AUTO-CARS & LIGHT TRUCKS (0.84%)
 DaimlerChrysler Holding
  3.20%; 03/07/07 /1/                                        125,000                123,760
  3.47%; 05/24/06 /1/                                         50,000                 50,042
  7.25%; 01/18/06                                            125,000                127,188
  7.75%; 06/15/05                                             85,000                 85,332
 Nissan Motor Acceptance
  4.63%; 03/08/10 /2/                                         75,000                 74,275
                                                                                    460,597
AUTOMOBILE SEQUENTIAL (4.67%)
 Capital Auto Receivables Asset Trust
  3.58%; 10/16/06                                            557,440                557,815
  4.16%; 07/16/07                                             71,013                 71,036
 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                            700,000                679,578
                                                          Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTOMOBILE SEQUENTIAL (CONTINUED)
 DaimlerChrysler Auto Trust
                                                         $                      $
  3.09%; 01/08/08                                            250,000                248,560
 Ford Credit Auto Owner Trust
  2.70%; 06/15/07                                            475,000                471,792
 Nissan Auto Receivables Owner Trust
  1.89%; 12/15/06                                             35,058                 34,927
  3.33%; 01/15/08                                            350,000                349,072
 Toyota Auto Receivables Owner Trust
  4.39%; 05/15/09                                            134,987                135,414
                                                                                  2,548,194
BEVERAGES-NON-ALCOHOLIC (0.09%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                             50,000                 51,127
BEVERAGES-WINE & SPIRITS (0.25%)
 Diageo Capital
  3.38%; 03/20/08                                             15,000                 14,690
  4.38%; 05/03/10                                            125,000                124,254
                                                                                    138,944
BROADCASTING SERVICES & PROGRAMMING (0.22%)
 Clear Channel Communications
  4.25%; 05/15/09                                            125,000                119,870
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.28%)
 Masco
  3.21%; 03/09/07 /1/ /2/                                    150,000                150,292
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.19%)
 Hanson Overseas
  6.75%; 09/15/05                                            100,000                101,161
CABLE TV (0.85%)
 Comcast
  5.85%; 01/15/10                                            175,000                183,937
 Cox Communications
  3.55%; 12/14/07 /1/ /2/                                    100,000                100,585
  4.63%; 01/15/10 /2/                                        100,000                 98,519
  6.88%; 06/15/05                                             30,000                 30,099
 TCI Communications
  7.61%; 10/04/05                                             50,000                 50,997
                                                                                    464,137
CASINO HOTELS (0.10%)
 Harrah's Operating
  7.50%; 01/15/09                                             50,000                 54,683
CELLULAR TELECOMMUNICATIONS (0.57%)
 AT&T Wireless Services
  7.35%; 03/01/06                                             65,000                 66,880
 Cingular Wireless
  5.63%; 12/15/06                                             45,000                 45,941
 Telus
  7.50%; 06/01/07                                             60,000                 63,711
 Verizon Wireless Capital
  5.38%; 12/15/06                                            130,000                132,622
                                                                                    309,154
                                                          Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CHEMICALS-DIVERSIFIED (0.29%)
 Chevron Phillips Chemical
                                                         $                      $
  5.38%; 06/15/07                                             35,000                 35,740
 Dow Chemical
  7.00%; 08/15/05                                             50,000                 50,484
 E. I. Du Pont de Nemours
  3.38%; 11/15/07                                             75,000                 73,726
                                                                                    159,950
COATINGS & PAINT (0.11%)
 Valspar
  6.00%; 05/01/07                                             60,000                 61,857
COMMERCIAL BANKS (0.58%)
 AmSouth Bank
  2.82%; 11/03/06                                             50,000                 49,185
 ANZ National Bank International
  3.21%; 04/14/08 /1/ /2/                                    100,000                 99,966
 Key Bank National Association
  2.90%; 11/03/09 /1/                                        100,000                 99,977
 Union Planters Bank
  5.13%; 06/15/07                                             65,000                 66,224
                                                                                    315,352
COMMERCIAL MORTGAGE BACKED SECURITY (0.23%)
 Structured Adjustable Rate Mortgage Loan Trust
  3.27%; 03/25/35 /1/ /3/                                    125,000                125,000
COMMERCIAL SERVICE-FINANCE (0.05%)
 Equifax
  4.95%; 11/01/07                                             25,000                 25,474
COMPUTERS (0.29%)
 Hewlett-Packard
  5.50%; 07/01/07                                            110,000                113,082
 International Business Machines
  4.25%; 09/15/09                                             45,000                 44,874
                                                                                    157,956
CREDIT CARD ASSET BACKED SECURITIES (6.11%)
 American Express Credit Account Master Trust
  3.35%; 09/15/10 /1/                                        250,000                251,627
 Bank One Issuance Trust
  3.32%; 12/15/10 /1/                                        400,000                402,636
 Capital One Master Trust
  5.30%; 06/15/09                                            220,000                223,969
 Capital One Multi-Asset Execution Trust
  3.17%; 12/15/09 /1/                                        150,000                150,236
 Chase Credit Card Master Trust
  3.15%; 05/15/09 /1/                                        150,000                149,971
  3.28%; 01/17/11 /1/                                        225,000                226,348
  5.50%; 11/17/08                                            700,000                714,374
 Citibank Credit Card Issuance Trust
  3.42%; 06/25/09 /1/                                        100,000                100,420
 Citibank Credit Card Master Trust I
  5.88%; 03/10/11                                            200,000                211,569
 Discover Card Master Trust I
  3.13%; 04/16/10 /1/                                        100,000                 99,786
  6.05%; 08/18/08                                            230,000                234,270
                                                          Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 GE Capital Credit Card Master
  Note Trust
                                                         $                      $
  3.10%; 03/15/10 /1/                                        175,000                174,840
 MBNA Credit Card Master Note Trust
  3.65%; 03/15/11                                            400,000                393,447
                                                                                  3,333,493
DATA PROCESSING & MANAGEMENT (0.06%)
 First Data
  3.38%; 08/01/08                                             35,000                 34,040
DIVERSIFIED FINANCIAL SERVICES (1.29%)
 General Electric Capital
  2.90%; 02/02/09 /1/                                        105,000                105,275
  2.98%; 03/04/08 /1/                                        200,000                200,034
  3.00%; 01/15/08 /1/                                         75,000                 75,049
  4.25%; 01/15/08                                            150,000                150,231
 John Deere Capital
  4.50%; 08/22/07                                             25,000                 25,160
  3.63%; 05/25/07                                             25,000                 24,717
 NiSource Finance
  3.20%; 11/01/06                                             20,000                 19,732
  7.63%; 11/15/05                                            100,000                102,042
                                                                                    702,240
DIVERSIFIED MANUFACTURING OPERATIONS (0.42%)
 Cooper Industries
  5.25%; 07/01/07                                             60,000                 61,238
 Honeywell International
  6.13%; 07/01/05                                             50,000                 50,202
  6.88%; 10/03/05                                             50,000                 50,657
 Tyco International Group
  6.13%; 01/15/09                                             65,000                 68,675
                                                                                    230,772
ELECTRIC PRODUCTS-MISCELLANEOUS (0.09%)
 Emerson Electric
  7.88%; 06/01/05                                             50,000                 50,172
ELECTRIC-DISTRIBUTION (0.07%)
 Detroit Edison
  5.05%; 10/01/05                                             40,000                 40,223
ELECTRIC-INTEGRATED (3.36%)
 Alabama Power
  2.80%; 12/01/06                                             25,000                 24,547
 Appalachian Power
  4.80%; 06/15/05                                             60,000                 60,089
 Conectiv
  5.30%; 06/01/05                                             55,000                 55,066
 Consolidated Edison
  3.63%; 08/01/08                                             45,000                 44,074
 Dominion Resources
  3.09%; 05/15/06 /1/                                         55,000                 55,140
  7.63%; 07/15/05                                             70,000                 70,568
 FPL Group Capital
  3.25%; 04/11/06                                             60,000                 59,716
  4.09%; 02/16/07                                             50,000                 49,921
 Georgia Power
  2.99%; 02/17/09 /1/                                         65,000                 65,032
                                                          Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Kansas Gas & Electric
                                                         $                      $
  6.20%; 01/15/06                                            135,000                136,911
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                             70,000                 70,119
 Niagara Mohawk Power
  7.75%; 05/15/06                                             45,000                 46,823
 Oncor Electric Delivery
  5.00%; 09/01/07                                             75,000                 75,834
 Pacific Gas & Electric
  3.60%; 03/01/09                                             60,000                 58,353
 Pepco Holdings
  5.50%; 08/15/07                                             25,000                 25,535
 Pinnacle West Energy
  3.63%; 04/01/07 /1/ /2/                                     65,000                 64,969
 Potomac Electric Power
  6.50%; 09/15/05                                            150,000                151,718
 Progress Energy
  5.85%; 10/30/08                                             50,000                 51,846
  6.75%; 03/01/06                                            100,000                102,245
 PSEG Power
  3.75%; 04/01/09                                            100,000                 97,246
 Public Service Company of Colorado
  4.38%; 10/01/08                                             35,000                 34,906
 Scottish Power
  4.91%; 03/15/10                                            125,000                126,415
 Southern California Edison
  6.38%; 01/15/06                                            150,000                152,624
 TXU Energy
  6.13%; 03/15/08                                            100,000                103,879
 Wisconsin Electric Power
  3.50%; 12/01/07                                             50,000                 49,155
                                                                                  1,832,731
FEDERAL & FEDERALLY SPONSORED CREDIT (1.86%)
 Federal Farm Credit Bank
  3.00%; 04/15/08                                          1,040,000              1,012,549
FIDUCIARY BANKS (0.21%)
 Bank of New York
  4.14%; 08/02/07                                             30,000                 29,869
  5.20%; 07/01/07                                             85,000                 86,706
                                                                                    116,575
FINANCE-AUTO LOANS (2.11%)
 Ford Motor Credit
  6.13%; 01/09/06                                            325,000                326,493
  6.50%; 01/25/07                                            200,000                199,980
  7.60%; 08/01/05                                             75,000                 75,526
 General Motors Acceptance
  4.39%; 10/20/05 /1/                                        105,000                104,773
  6.13%; 08/28/07                                             85,000                 82,823
  6.75%; 01/15/06                                            250,000                251,850
  7.50%; 07/15/05                                             75,000                 75,345
 Toyota Motor Credit
  2.80%; 01/18/06                                             35,000                 34,785
                                                                                  1,151,575
                                                          Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-COMMERCIAL (0.58%)
 CIT Group
                                                         $                      $
  2.99%; 02/15/07 /1/                                         65,000                 65,123
  7.38%; 04/02/07                                            165,000                174,471
 Textron Financial
  3.47%; 10/06/06 /1/                                         75,000                 75,283
                                                                                    314,877
FINANCE-CONSUMER LOANS (1.66%)
 American General Finance
  5.88%; 07/14/06                                            195,000                199,353
  7.25%; 05/15/05                                            100,000                100,126
 Household Finance
  6.50%; 01/24/06                                            190,000                193,863
 HSBC Finance
  3.08%; 11/16/09 /1/                                        150,000                150,634
  4.75%; 04/15/10                                             75,000                 75,426
 John Deere Capital
  4.13%; 01/15/10                                             60,000                 59,189
 SLM
  4.17%; 03/02/09 /1/                                        125,000                125,339
                                                                                    903,930
FINANCE-CREDIT CARD (0.64%)
 Capital One Bank
  6.70%; 05/15/08                                            100,000                106,465
  6.88%; 02/01/06                                            140,000                143,122
 MBNA
  3.64%; 05/05/08 /1/                                        100,000                 99,941
                                                                                    349,528
FINANCE-INVESTMENT BANKER & BROKER (4.74%)
 Banque Paribas
  8.35%; 06/15/07                                             70,000                 75,879
 Bear Stearns
  3.00%; 03/30/06                                            135,000                134,115
  3.49%; 01/30/09 /1/                                        175,000                175,855
 Citigroup
  4.13%; 02/22/10                                            250,000                246,316
  6.75%; 12/01/05                                            260,000                264,678
 Credit Suisse First Boston
  5.75%; 04/15/07                                            185,000                190,413
 Goldman Sachs Group
  3.12%; 03/02/10 /1/                                        100,000                 99,776
  3.49%; 07/23/09 /1/                                         50,000                 50,197
  6.88%; 01/15/11                                            125,000                138,149
 Lehman Brothers Holdings
  3.02%; 11/10/09 /1/                                        100,000                100,259
  4.25%; 01/27/10                                            110,000                108,515
  6.25%; 05/15/06                                            225,000                230,306
 Merrill Lynch
  2.99%; 02/05/10 /1/                                         50,000                 50,036
  3.02%; 02/06/09 /1/                                        105,000                105,289
  4.13%; 03/02/09 /1/                                         65,000                 64,895
  6.15%; 01/26/06                                             80,000                 81,379
 Morgan Stanley
  3.42%; 01/15/10 /1/                                        250,000                250,602
  4.00%; 01/15/10                                            225,000                219,143
                                                                                  2,585,802
                                                          Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-LEASING COMPANY (0.42%)
 Boeing Capital
                                                         $                      $
  5.75%; 02/15/07                                            100,000                102,728
 International Lease Finance
  3.54%; 01/15/10 /1/                                        100,000                 99,767
  5.80%; 08/15/07                                             25,000                 25,820
                                                                                    228,315
FINANCE-MORTGAGE LOAN/BANKER (13.92%)
 Countrywide Home Loan
  2.88%; 02/15/07                                            130,000                126,962
  3.05%; 11/16/07 /1/                                         50,000                 50,053
  4.50%; 01/25/33                                             61,655                 61,320
 Federal Home Loan Bank
  2.88%; 09/15/06                                          3,075,000              3,040,185
 Federal Home Loan Mortgage
  3.15%; 04/15/30 /1/                                        200,000                199,967
  3.40%; 06/15/23 /1/                                        143,447                144,533
  4.00%; 01/15/22                                            200,000                199,089
  5.50%; 01/15/17                                            150,751                153,108
  5.75%; 03/15/09                                            300,000                317,336
 Federal National Mortgage Association
  3.27%; 03/25/35 /1/                                        198,528                198,565
  4.11%; 02/17/09 /1/                                        190,000                190,511
  4.25%; 05/15/09 /4/                                      1,100,000              1,103,820
  5.25%; 04/15/07                                          1,250,000              1,281,615
 Federal National Mortgage Association Whole Loan
  3.22%; 05/25/35 /1/                                        174,508                174,506
 Greenpoint Mortgage Funding
  3.36%; 06/25/45 /1/ /3/                                    200,000                200,000
  3.72%; 05/31/35 /1/ /3/ /5/                                150,000                150,000
                                                                                  7,591,570
FINANCE-OTHER SERVICES (0.39%)
 Caterpillar Financial Services
  3.00%; 02/15/07                                             60,000                 58,943
 Mellon Funding
  4.88%; 06/15/07                                             80,000                 81,185
 National Rural Utilities
  6.00%; 05/15/06                                             70,000                 71,471
                                                                                    211,599
FOOD-MEAT PRODUCTS (0.23%)
 Tyson Foods
  6.75%; 06/01/05                                            100,000                100,203
  7.25%; 10/01/06                                             25,000                 26,089
                                                                                    126,292
FOOD-MISCELLANEOUS/DIVERSIFIED (0.58%)
 Campbell Soup
  5.50%; 03/15/07                                            100,000                102,076
 General Mills
  5.13%; 02/15/07                                             30,000                 30,550
 Kellogg
  6.00%; 04/01/06                                             55,000                 56,101
 Kraft Foods
  4.63%; 11/01/06                                             70,000                 70,504
                                                          Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (CONTINUED)
 Sara Lee
                                                         $                      $
  2.75%; 06/15/08                                             20,000                 19,216
 Unilever Capital
  6.88%; 11/01/05                                             35,000                 35,571
                                                                                    314,018
FOOD-RETAIL (0.47%)
 Kroger
  6.38%; 03/01/08                                            125,000                130,851
 Safeway
  2.50%; 11/01/05                                            125,000                124,129
                                                                                    254,980
GAS-DISTRIBUTION (0.03%)
 Sempra Energy
  4.75%; 05/15/09                                             15,000                 15,029
HOME EQUITY-OTHER (4.46%)
 Asset Backed Funding Certificates
  3.28%; 02/25/35 /1/                                        145,174                145,167
 Encore Credit Receivables Trust
  3.22%; 02/25/35 /1/                                        200,000                199,991
 First NLC Trust
  3.42%; 05/25/35 /1/ /3/                                    225,000                225,000
 Option One Mortgage Loan Trust
  3.26%; 02/25/35 /1/                                      1,000,000              1,002,329
  3.31%; 05/25/35 /1/ /3/                                    200,000                200,000
 Specialty Underwriting & Residential Finance
  3.25%; 12/25/35 /1/                                        300,000                299,986
  3.27%; 03/25/36 /1/ /3/                                    135,000                135,000
  3.33%; 07/25/35 /1/                                        200,000                200,732
  3.53%; 02/25/35 /1/                                         25,000                 25,085
                                                                                  2,433,290
HOME EQUITY-SEQUENTIAL (1.90%)
 Ameriquest Mortgage Securities
  4.26%; 08/25/33                                            154,791                154,606
 New Century Home Equity Loan Trust
  3.31%; 03/25/35 /1/                                        195,995                196,193
  3.56%; 11/25/33                                            360,000                358,600
 Residential Asset Securities
  3.29%; 04/25/35 /1/ /3/                                    175,000                175,000
  4.17%; 03/25/35 /1/                                         50,000                 50,037
  4.37%; 12/25/33 /1/                                        100,000                101,736
                                                                                  1,036,172
INDUSTRIAL GASES (0.18%)
 Praxair
  4.75%; 07/15/07                                             45,000                 45,519
  6.85%; 06/15/05                                             50,000                 50,184
                                                                                     95,703
INSURANCE BROKERS (0.34%)
 Aon
  6.95%; 01/15/07 /1/                                         60,000                 62,215
 Marsh & McLennan
  3.28%; 07/13/07 /1/                                         50,000                 49,672
  3.63%; 02/15/08                                             75,000                 73,334
                                                                                    185,221
                                                          Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
LIFE & HEALTH INSURANCE (0.53%)
 Hartford Life Global Funding Trusts
                                                         $                      $
  3.18%; 09/15/09 /1/                                        150,000                149,353
 Lincoln National
  5.25%; 06/15/07                                             50,000                 51,074
 Torchmark
  6.25%; 12/15/06                                             85,000                 87,914
                                                                                    288,341
MEDICAL PRODUCTS (0.04%)
 Baxter International
  5.25%; 05/01/07                                             20,000                 20,305
MEDICAL-HMO (0.43%)
 Anthem
  3.50%; 09/01/07                                             50,000                 49,297
  4.88%; 08/01/05                                             80,000                 80,182
 UnitedHealth Group
  3.30%; 01/30/08                                             65,000                 63,384
  3.38%; 08/15/07                                             40,000                 39,346
                                                                                    232,209
MISCELLANEOUS INVESTING (2.23%)
 Archstone-Smith Operating Trust
  3.00%; 06/15/08                                             30,000                 28,762
 Camden Property Trust
  4.38%; 01/15/10                                            100,000                 97,917
  5.88%; 06/01/07                                             25,000                 25,614
 Developers Diversified Realty
  3.88%; 01/30/09                                             65,000                 62,831
 Duke Realty
  3.35%; 01/15/08                                             60,000                 58,166
 Equity One
  4.26%; 07/25/34 /1/                                        500,000                496,407
 iStar Financial
  3.30%; 03/03/08 /1/                                         75,000                 74,456
  4.25%; 03/12/07 /1/                                         75,000                 75,989
  5.38%; 04/15/10                                            100,000                100,290
 Kimco Realty
  2.94%; 08/01/06 /1/                                        100,000                100,107
 Simon Property Group
  3.75%; 01/30/09                                             60,000                 57,983
 United Dominion Realty Trust
  4.50%; 03/03/08                                             35,000                 35,318
                                                                                  1,213,840
MONEY CENTER BANKS (1.57%)
 Bank of America
  2.96%; 02/17/09 /1/                                        125,000                125,194
  4.75%; 10/15/06                                            215,000                217,575
 BankAmerica
  6.75%; 09/15/05                                             50,000                 50,572
 JP Morgan Chase
  3.13%; 12/11/06                                            160,000                157,958
  3.31%; 10/02/09 /1/                                        200,000                200,191
  5.25%; 05/30/07                                            105,000                107,281
                                                                                    858,771
MORTGAGE BACKED SECURITIES (18.61%)
 1301 Avenue of the Americas Trust
  7.54%; 08/03/10 /1/ /2/                                    150,000                151,474
                                                          Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 Banc of America Commercial Mortgage
                                                         $                      $
  7.11%; 11/15/31                                            397,073                417,328
 Banc of America Mortgage Securities
  4.81%; 05/25/35 /1/ /3/                                    275,000                275,000
 Bear Stearns Commercial Mortgage Securities
  0.44%; 02/11/41 /1/                                      7,956,633                121,816
  0.65%; 05/11/39 /1/ /2/                                  1,275,099                 31,971
  3.27%; 06/15/17 /1/ /2/                                    200,000                200,057
  4.13%; 11/11/41                                            300,000                296,732
  4.57%; 07/11/42                                            500,000                498,000
  7.64%; 02/15/32                                             86,796                 92,806
 Chase Commercial Mortgage Securities
  7.03%; 01/15/32                                            140,691                147,682
 Chase Manhattan Bank-First Union National Bank
  Commercial Mortgage Trust
  7.13%; 08/15/31                                            200,748                208,913
 Commercial Mortgage Pass-Through Certificate
  3.25%; 06/10/38 /2/                                        181,832                173,447
 CS First Boston Mortgage Securities
  6.25%; 12/16/35                                            100,000                104,770
 First Union Commercial Mortgage Securities
  7.38%; 04/18/29                                            134,824                141,170
 First Union National Bank Commercial Mortgage
  5.59%; 02/12/34                                             38,658                 40,005
 First Union-Lehman Brothers-Bank of America
  Commercial Mortgage Trust
  6.56%; 11/18/35                                            150,000                158,221
 GE Capital Commercial Mortgage
  3.35%; 08/11/36                                             70,868                 70,249
  5.99%; 12/10/35                                            200,000                211,447
 GMAC Commercial Mortgage Securities
  0.38%; 05/10/40 /1/ /2/                                 33,637,908                283,500
  0.69%; 08/10/38 /1/ /2/                                 20,776,563                450,332
  6.57%; 09/15/33                                             29,040                 29,283
 GMAC Mortgage Corporation
  Loan Trust
  3.20%; 08/25/35 /1/ /3/                                    200,000                200,000
 IMPAC Commercial Mortgage Trust
  3.17%; 08/25/35 /1/ /3/                                    150,000                150,000
  3.45%; 04/25/35 /1/ /3/                                     98,782                 98,782
  3.49%; 10/25/33 /1/                                        131,042                131,103
  4.02%; 10/25/33 /1/                                        134,670                135,680
 Indymac Index Mortgage Loan Trust
  3.29%; 04/25/35 /1/ /3/                                    125,000                125,000
  3.35%; 04/25/35 /1/                                         99,103                 99,199
 JP Morgan Chase Commercial Mortgage Securities
  4.37%; 10/12/37                                            180,160                180,112
  4.47%; 11/15/35                                            113,159                113,560
  4.55%; 05/12/34                                            105,726                106,296
  6.04%; 11/15/35                                            550,000                575,438
                                                          Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 JP Morgan Commercial Mortgage Finance
                                                         $                      $
  7.16%; 09/15/29                                            155,000                164,457
 LB-UBS Commercial Mortgage Trust
  1.37%; 03/15/36 /1/ /2/                                    655,577                 31,185
  2.60%; 05/15/27                                             80,273                 77,734
  3.63%; 10/15/29                                            184,379                181,853
  4.90%; 06/15/26                                            450,000                457,328
  5.40%; 03/15/26                                            135,215                137,494
  5.97%; 03/15/26                                            295,000                306,573
  6.06%; 06/15/20                                            168,287                175,325
 Merrill Lynch Mortgage Investors
  3.22%; 02/25/36 /1/                                        150,000                149,993
  3.37%; 07/25/35 /1/                                        350,000                351,163
  7.83%; 12/26/25 /1/                                         18,526                 18,584
 Merrill Lynch Mortgage Trust
  0.47%; 09/12/42 /1/                                     19,850,000                323,515
 Morgan Stanley Capital I
  4.57%; 12/18/32                                             61,922                 62,096
  5.33%; 12/18/32                                             75,000                 76,522
  6.54%; 02/15/31                                             95,000                100,411
 NationsLink Funding
  7.23%; 06/20/31                                            350,000                378,192
 Structured Asset Mortgage
  3.70%; 05/31/35 /1/ /3/ /5/                                150,000                150,000
 Washington Mutual
  3.26%; 04/25/45 /1/ /3/                                     75,000                 75,000
  3.27%; 01/25/45 /1/                                        425,000                423,935
  3.30%; 04/25/45 /1/ /3/                                     75,000                 75,000
  3.44%; 07/25/44 /1/                                        140,952                141,439
  4.07%; 10/25/33 /1/                                        275,000                272,564
                                                                                 10,149,736
MORTGAGE PASS THRU SECURITIES (0.41%)
 Countrywide Home Loan Mortgage Pass Through Trust
  4.66%; 06/20/35 /1/ /3/                                    225,000                224,684
MULTI-LINE INSURANCE (0.47%)
 Allstate
  5.38%; 12/01/06                                             45,000                 45,818
  7.88%; 05/01/05                                             25,000                 25,000
 CNA Financial
  6.60%; 12/15/08                                             75,000                 79,156
 Hartford Financial Services Group
  4.70%; 09/01/07                                             55,000                 55,364
 MetLife
  5.25%; 12/01/06                                             50,000                 51,044
                                                                                    256,382
MULTIMEDIA (1.09%)
 AOL Time Warner
  6.13%; 04/15/06                                            120,000                122,447
 Gannett
  5.50%; 04/01/07                                             25,000                 25,641
 News America
  4.75%; 03/15/10                                            125,000                125,615
                                                          Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTIMEDIA (CONTINUED)
 Thomson
                                                         $                      $
  5.75%; 02/01/08                                             40,000                 41,377
 Time Warner Entertainment
  7.25%; 09/01/08                                            100,000                108,313
 Viacom
  7.75%; 06/01/05                                            170,000                170,534
                                                                                    593,927
OIL COMPANY-EXPLORATION & PRODUCTION (0.30%)
 Pemex Project Funding Master Trust
  6.13%; 08/15/08                                            100,000                102,750
 PennzEnergy
  10.25%; 11/01/05                                            60,000                 61,710
                                                                                    164,460
OIL COMPANY-INTEGRATED (0.12%)
 Marathon Oil
  5.38%; 06/01/07                                             25,000                 25,550
 Occidental Petroleum
  4.00%; 11/30/07                                             40,000                 39,694
                                                                                     65,244
OIL FIELD MACHINERY & EQUIPMENT (0.11%)
 Cooper Cameron
  2.65%; 04/15/07                                             60,000                 58,061
OIL REFINING & MARKETING (0.16%)
 Valero Energy
  7.38%; 03/15/06                                             85,000                 87,366
OIL-FIELD SERVICES (0.10%)
 Halliburton
  4.65%; 10/17/05 /1/                                         55,000                 55,336
PAPER & RELATED PRODUCTS (0.37%)
 Champion International
  7.10%; 09/01/05                                            130,000                131,184
 Union Camp
  7.00%; 08/15/06                                             70,000                 72,253
                                                                                    203,437
PHARMACY SERVICES (0.05%)
 Caremark Rx
  7.38%; 10/01/06                                             25,000                 25,967
PIPELINES (0.39%)
 Columbia Energy Group
  6.80%; 11/28/05                                             25,000                 25,414
 Duke Energy Field Services
  7.50%; 08/16/05                                            110,000                111,241
 Enbridge Energy Partners
  4.00%; 01/15/09                                             50,000                 48,829
 Kinder Morgan Energy Partners
  5.35%; 08/15/07                                             25,000                 25,393
                                                                                    210,877
PROPERTY & CASUALTY INSURANCE (0.38%)
 ACE
  6.00%; 04/01/07                                             50,000                 51,359
 Markel
  7.00%; 05/15/08                                            125,000                133,540
                                                          Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
 St. Paul
                                                         $                      $
  6.74%; 07/18/05                                             25,000                 25,153
                                                                                    210,052
PUBLISHING-BOOKS (0.19%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                             50,000                 51,037
  7.00%; 05/15/05                                             50,000                 50,057
                                                                                    101,094
REAL ESTATE OPERATOR & DEVELOPER (0.16%)
 EOP Operating
  7.75%; 11/15/07                                             65,000                 70,048
 ERP Operating
  4.75%; 06/15/09                                             15,000                 15,042
                                                                                     85,090
REGIONAL AUTHORITY (0.16%)
 New Brunswick
  3.50%; 10/23/07                                             40,000                 39,448
 Province of Manitoba
  2.75%; 01/17/06                                             50,000                 49,765
                                                                                     89,213
REGIONAL BANKS (1.49%)
 KeyCorp
  3.36%; 07/23/07 /1/                                         75,000                 75,068
 Korea Development Bank
  3.88%; 03/02/09                                             55,000                 53,563
  7.25%; 05/15/06                                             40,000                 41,333
 PNC Funding
  5.75%; 08/01/06                                            100,000                102,196
 SunTrust Banks
  5.05%; 07/01/07                                             50,000                 50,903
 U.S. Bancorp
  6.75%; 10/15/05                                            115,000                116,537
 Wachovia
  3.06%; 03/01/12 /1/                                        250,000                249,714
 Wells Fargo
  3.00%; 03/10/08 /1/                                        125,000                124,912
                                                                                    814,226
RENTAL-AUTO & EQUIPMENT (0.09%)
 Hertz
  4.70%; 10/02/06                                             50,000                 49,220
RETAIL-DISCOUNT (0.41%)
 Costco Wholesale
  5.50%; 03/15/07                                             50,000                 51,354
 Target
  5.40%; 10/01/08                                             70,000                 72,706
 Wal-Mart Stores
  4.38%; 07/12/07                                            100,000                100,573
                                                                                    224,633
RETAIL-DRUG STORE (0.08%)
 CVS
  3.88%; 11/01/07                                             45,000                 44,521
                                                          Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-MAJOR DEPARTMENT STORE (0.23%)
 May Department Stores
                                                         $                      $
  3.95%; 07/15/07                                            125,000                123,795
RETAIL-RESTAURANTS (0.25%)
 McDonald's
  5.38%; 04/30/07                                             30,000                 30,804
 Yum! Brands
  8.50%; 04/15/06                                            100,000                104,189
                                                                                    134,993
SAVINGS & LOANS-THRIFTS (0.57%)
 Washington Mutual
  3.20%; 03/20/08 /1/                                         75,000                 74,966
  3.35%; 03/22/12 /1/                                        100,000                 99,881
  3.44%; 01/15/10 /1/                                         75,000                 75,301
  4.00%; 01/15/09                                             60,000                 58,922
                                                                                    309,070
SOVEREIGN (1.34%)
 Italy Government
  4.38%; 10/25/06                                            430,000                433,818
 Mexico Government
  8.38%; 01/14/11                                            100,000                114,450
  9.88%; 01/15/07                                            165,000                180,180
                                                                                    728,448
SPECIAL PURPOSE ENTITY (0.40%)
 Allstate Life Global Funding Trusts
  4.25%; 02/26/10                                            125,000                123,857
 Fondo Latinoamericano de Reservas
  3.00%; 08/01/06 /2/                                         60,000                 59,436
 Rio Tinto Finance
  2.63%; 09/30/08                                             35,000                 33,171
                                                                                    216,464
SUPRANATIONAL BANK (0.44%)
 Asian Development Bank
  2.38%; 03/15/06                                            130,000                128,902
 Corp Andina de Fomento
  7.38%; 01/18/11                                            100,000                111,952
                                                                                    240,854
TELECOMMUNICATION SERVICES (0.23%)
 Verizon Global Funding
  6.75%; 12/01/05                                            125,000                127,224
TELEPHONE-INTEGRATED (2.13%)
 ALLTEL
  6.75%; 09/15/05                                             60,000                 60,692
 British Telecommunications
  7.88%; 12/15/05                                            145,000                148,633
 Deutsche Telekom International Finance
  8.25%; 06/15/05                                             95,000                 95,533
 France Telecom
  7.45%; 03/01/06 /1/                                         50,000                 51,447
 GTE Florida
  6.25%; 11/15/05                                             50,000                 50,690
 New England Telephone & Telegraph
  5.88%; 04/15/09                                             85,000                 88,446
                                                          Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 SBC Communications
                                                         $                      $
  5.75%; 05/02/06                                            120,000                122,147
 Sprint Capital
  7.13%; 01/30/06                                            200,000                204,344
  7.63%; 01/30/11                                            100,000                112,876
 Telecom Italia Capital
  4.00%; 11/15/08                                             60,000                 58,731
  4.00%; 01/15/10 /2/                                        100,000                 96,600
 Telefonos de Mexico
  4.50%; 11/19/08                                             75,000                 73,867
                                                                                  1,164,006
TEXTILE-HOME FURNISHINGS (0.10%)
 Mohawk Industries
  6.50%; 04/15/07                                             55,000                 57,393
TRANSPORT-RAIL (1.23%)
 Burlington Northern Santa Fe
  6.38%; 12/15/05                                            130,000                132,067
  9.25%; 10/01/06                                            150,000                160,355
 CSX
  3.05%; 08/03/06 /1/                                         70,000                 70,143
  6.25%; 10/15/08                                             55,000                 58,201
 Norfolk Southern
  8.38%; 05/15/05                                             75,000                 75,093
 Union Pacific
  3.88%; 02/15/09                                             75,000                 73,373
  7.60%; 05/01/05                                            100,000                100,000
                                                                                    669,232
WIRELESS EQUIPMENT (0.19%)
 TeleCorp PCS
  10.63%; 07/15/10                                           100,000                106,542
                                                        TOTAL BONDS              52,263,753

                                                          Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (4.72%)
4.50%; 10/01/09                                               84,363                 84,553
4.50%; 11/01/09                                              199,134                199,583
4.50%; 12/01/09                                              144,586                144,912
4.50%; 01/01/10                                               74,953                 75,164
4.50%; 09/01/10                                              204,272                204,847
4.50%; 10/01/10                                              266,770                267,521
4.50%; 11/01/10                                              925,786                928,392
4.50%; 02/01/11                                               92,653                 92,966
4.50%; 10/01/11                                               97,011                 97,339
4.50%; 11/01/11                                              195,829                196,491
5.50%; 12/01/08                                               12,010                 12,211
5.50%; 02/01/09                                               23,320                 23,723
5.50%; 03/01/09                                               13,871                 14,111


                                                          Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
5.50%; 04/01/09                                          $    15,629            $    15,900
6.00%; 08/01/06                                              136,196                138,372
6.50%; 12/01/15                                               75,393                 78,523
                                           TOTAL FHLMC CERTIFICATES               2,574,608

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (1.78%)
4.00%; 05/01/10                                              169,985                167,901
4.00%; 06/01/10                                               98,926                 97,714
4.00%; 07/01/10                                              118,797                117,341
4.00%; 08/01/10                                               72,871                 71,977
4.32%; 08/01/34 /1/                                          242,163                242,169
4.50%; 12/01/09                                               44,407                 44,462
4.50%; 05/01/10                                              135,535                135,775
5.50%; 02/01/09                                               80,043                 81,412
5.50%; 05/01/09                                               13,231                 13,457
                                            TOTAL FNMA CERTIFICATES                 972,208

                                                          Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
TREASURY BONDS (5.97%)
 U.S. Treasury Inflation-Indexed Obligations
  3.38%; 01/15/07 /4/                                      2,541,756              2,667,552
  4.25%; 01/15/10                                            512,906                586,716
                                               TOTAL TREASURY BONDS               3,254,268















                                                          Principal
                                                           Amount                  Value
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.19%)
FINANCE-MORTGAGE LOAN/BANKER (0.19%)
 Investment in Joint Trading Account; Federal
  National Mortgage Association
  2.60%; 05/02/05                                        $   101,226            $   101,210
                                             TOTAL COMMERCIAL PAPER                 101,210
                                                                                -----------

                              TOTAL PORTFOLIO INVESTMENTS (108.50%)              59,166,047
LIABILITIES, NET OF CASH AND RECEIVABLES (-8.50%)                                (4,636,879)
                                         TOTAL NET ASSETS (100.00%)             $54,529,168
                                                                                --------------

/1 /Variable rate.
/2 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $2,166,615 or 3.98% of net assets.
/3 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,758,466 or 5.06% of net assets.
/4 /Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $3,416,973 or 6.27% of net assets.
/5 /Security purchased on a when-issued basis. See Notes to Financial
  Statements.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $    90,213
Unrealized Depreciation                         (608,511)
                                             -----------
Net Unrealized Appreciation (Depreciation)      (518,298)
Cost for federal income tax purposes         $59,684,345


                                                       Notional    Unrealized
                    Description                         Amount     Gain (Loss)
-------------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive a monthly return equal to the Lehman ERISA    $2,650,000     $34,462
Eligible CMBS Index and pay monthly a floating rate
based on 1-month LIBOR less 15 basis points with
Deutsche Bank. Expires June 2005.



                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                    Percentage of
                                                              Total Value
--------------------------------------------------------------------------------
                                 $
 Mortgage Securities                13,993,665                     23.64%
 Government                         12,524,675                     21.16
 Financial                          11,345,192                     19.16
 Asset Backed
 Securities                         11,043,536                     18.65
 Communications                      2,985,954                      5.04
 Utilities                           2,009,757                      3.40
 Industrial                          1,448,981                      2.45
 Consumer,
 Non-cyclical                        1,308,324                      2.21
 Consumer, Cyclical                  1,151,676                      1.95
 Energy                                641,344                      1.08
 Basic Materials                       520,947                      0.88
 Technology                            191,996                      0.32
 Swaps                                  34,462                      0.06
                TOTAL              $59,200,509                    100.00%
                                 -----------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                                HIGH YIELD FUND
                           APRIL 30, 2005 (UNAUDITED)

                                                       Principal
                                                        Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (85.14%)
ADVERTISING AGENCIES (0.43%)
 Interpublic Group
                                                       $                    $
  6.25%; 11/15/14                                        200,000                190,983
ADVERTISING SERVICES (1.24%)
 Advanstar Communications
  10.75%; 08/15/10                                       500,000                547,500
AEROSPACE & DEFENSE EQUIPMENT (0.69%)
 TransDigm
  8.38%; 07/15/11                                        300,000                306,000
APPAREL MANUFACTURERS (0.23%)
 Phillips-Van Heusen
  8.13%; 05/01/13                                        100,000                103,000
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.45%)
 Navistar International
  6.25%; 03/01/12 /1/                                    225,000                198,000
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (2.07%)
 ArvinMeritor
  8.75%; 03/01/12                                        150,000                139,875
 Delphi Automotive Systems
  6.55%; 06/15/06                                        300,000                280,500
 Stanadyne
  10.00%; 08/15/14                                       225,000                218,250
 Tenneco Automotive
  8.63%; 11/15/14 /1/                                     75,000                 68,437
 TRW Automotive
  9.38%; 02/15/13                                        125,000                129,375
 Visteon
  8.25%; 08/01/10                                        100,000                 76,750
                                                                                913,187
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.74%)
 Associated Materials
  0.00%; 03/01/14 /2/ /3/                                250,000                168,750
  9.75%; 04/15/12                                        150,000                159,375
                                                                                328,125
BUILDING PRODUCTS-DOORS & WINDOWS (0.39%)
 ACIH
  0.00%; 12/15/12 /1/ /2/ /3/                            250,000                170,000
BUILDING-RESIDENTIAL & COMMERCIAL (2.83%)
 Beazer Homes
  8.63%; 05/15/11                                        200,000                212,000
 KB Home
  9.50%; 02/15/11                                        410,000                441,791
 Meritage Homes
  6.25%; 03/15/15 /1/                                    125,000                115,000
 Standard-Pacific
  6.25%; 04/01/14                                        500,000                477,500
                                                                              1,246,291
CABLE TV (4.60%)
 Charter Communications
  8.00%; 04/30/12 /1/                                    135,000                129,600
 Charter Communications Holdings II
  10.25%; 09/15/10                                       400,000                399,500
                                                       Principal
                                                        Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CABLE TV (CONTINUED)
 EchoStar DBS
                                                       $                    $
  6.63%; 10/01/14 /1/                                  1,000,000                970,000
 Kabel Deutschland
  10.63%; 07/01/14 /1/                                   500,000                527,500
                                                                              2,026,600
CASINO HOTELS (0.74%)
 Ameristar Casinos
  10.75%; 02/15/09                                       300,000                326,250
CHEMICALS-DIVERSIFIED (2.55%)
 FMC
  10.25%; 11/01/09                                       175,000                193,375
 Lyondell Chemical
  10.88%; 05/01/09                                       900,000                931,500
                                                                              1,124,875
CHEMICALS-SPECIALTY (2.31%)
 Nalco
  7.75%; 11/15/11                                        200,000                204,000
  8.88%; 11/15/13                                        300,000                307,500
 Rhodia
  10.25%; 06/01/10                                       350,000                371,000
 Westlake Chemical
  8.75%; 07/15/11                                        125,000                135,937
                                                                              1,018,437
COAL (1.26%)
 Alpha Natural Resources
  10.00%; 06/01/12 /1/                                   500,000                555,000
COATINGS & PAINT (0.81%)
 Resolution Performance Products
  9.50%; 04/15/10                                        350,000                357,875
COMMERCIAL SERVICES (1.14%)
 Iron Mountain
  8.63%; 04/01/13                                        500,000                501,250
COMPUTER SERVICES (1.01%)
 Unisys
  7.88%; 04/01/08                                        450,000                447,187
CONTAINERS-METAL & GLASS (1.42%)
 Crown European Holdings
  9.50%; 03/01/11                                        450,000                486,000
 Owens-Brockway
  8.75%; 11/15/12                                        130,000                141,700
                                                                                627,700
DENTAL SUPPLIES & EQUIPMENT (0.31%)
 Sybron Dental Specialties
  8.13%; 06/15/12                                        130,000                137,800
DIAGNOSTIC KITS (1.90%)
 Dade Behring Holdings
  11.91%; 10/03/10                                       767,938                836,092
DIALYSIS CENTERS (0.83%)
 DaVita
  7.25%; 03/15/15 /1/                                    375,000                364,687
                                                       Principal
                                                        Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DISTRIBUTION-WHOLESALE (1.20%)
 Ingram Micro
                                                       $                    $
  9.88%; 08/15/08                                        500,000                528,750
DIVERSIFIED MANUFACTURING OPERATIONS (0.27%)
 J.B. Poindexter
  8.75%; 03/15/14 /1/                                    125,000                121,250
DIVERSIFIED OPERATIONS (1.06%)
 Noble Group
  6.63%; 03/17/15 /1/                                    525,000                467,989
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.66%)
 Celestica
  7.88%; 07/01/11                                        150,000                149,250
 Flextronics International
  6.50%; 05/15/13                                        150,000                143,250
                                                                                292,500
FILTRATION & SEPARATION PRODUCTS (0.62%)
 Polypore
  8.75%; 05/15/12                                        325,000                274,625
FINANCE-INVESTMENT BANKER & BROKER (0.31%)
 BCP Crystal U.S. Holdings
  9.63%; 06/15/14                                        125,000                137,813
FINANCE-OTHER SERVICES (1.47%)
 American Real Estate Partners/American Real Estate
  Finance
  7.13%; 02/15/13 /1/                                    400,000                387,000
 Athena Neurosciences Finance
  7.25%; 02/21/08                                        300,000                261,750
                                                                                648,750
FOOD-FLOUR & GRAIN (0.93%)
 Burns Philp Capital Property
  9.50%; 11/15/10                                        375,000                407,812
HOTELS & MOTELS (0.20%)
 HMH Properties
  7.88%; 08/01/08                                         86,000                 87,720
INDEPENDENT POWER PRODUCER (0.65%)
 Reliant Energy
  6.75%; 12/15/14                                        325,000                287,625
INDUSTRIAL AUTOMATION & ROBOTS (0.35%)
 UNOVA
  7.00%; 03/15/08                                        150,000                152,250
MACHINERY-CONSTRUCTION & MINING (0.91%)
 Terex
  7.38%; 01/15/14                                        400,000                402,000
MACHINERY-FARM (1.12%)
 Case New Holland
  6.00%; 06/01/09 /1/                                    150,000                138,375
  9.25%; 08/01/11 /1/                                    350,000                357,000
                                                                                495,375
                                                       Principal
                                                        Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MACHINERY-MATERIAL HANDLING (0.91%)
 Columbus McKinnon
                                                       $                    $
  10.00%; 08/01/10                                       375,000                403,125
MEDICAL INFORMATION SYSTEM (0.24%)
 NDCHealth
  10.50%; 12/01/12                                       100,000                105,500
MEDICAL-DRUGS (0.90%)
 Biovail
  7.88%; 04/01/10                                        400,000                398,000
MEDICAL-GENERIC DRUGS (1.16%)
 Alpharma
  8.63%; 05/01/11 /1/                                    525,000                509,250
MEDICAL-HMO (1.13%)
 Pacificare Health Systems
  10.75%; 06/01/09                                       450,000                499,500
MEDICAL-HOSPITALS (0.66%)
 HCA
  7.58%; 09/15/25                                        125,000                126,685
 United Surgical Partners International
  10.00%; 12/15/11                                       150,000                165,000
                                                                                291,685
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.89%)
 Select Medical
  7.63%; 02/01/15 /1/                                    400,000                393,000
METAL PROCESSORS & FABRICATION (0.79%)
 Mueller Group
  10.00%; 05/01/12                                       125,000                134,375
 Trimas
  9.88%; 06/15/12                                        125,000                123,125
 Wolverine Tube
  7.38%; 08/01/08 /1/                                    100,000                 91,000
                                                                                348,500
METAL-ALUMINUM (0.22%)
 Novelis
  7.25%; 02/15/15 /1/                                    100,000                 96,750
METAL-DIVERSIFIED (2.39%)
 Earle M. Jorgensen
  9.75%; 06/01/12                                        425,000                450,500
 Freeport-McMoran Copper & Gold
  10.13%; 02/01/10                                       550,000                602,250
                                                                              1,052,750
MISCELLANEOUS INVESTING (1.06%)
 Host Marriott
  6.38%; 03/15/15 /1/                                    200,000                190,250
  7.00%; 08/15/12                                        275,000                277,750
                                                                                468,000
MISCELLANEOUS MANUFACTURERS (0.93%)
 Samsonite
  8.88%; 06/01/11                                        400,000                412,000
                                                       Principal
                                                        Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
NON-HAZARDOUS WASTE DISPOSAL (1.13%)
 Allied Waste North America
                                                       $                    $
  8.88%; 04/01/08                                        125,000                128,437
  9.25%; 09/01/12                                        350,000                369,250
                                                                                497,687
OIL COMPANY-EXPLORATION & PRODUCTION (2.54%)
 Chesapeake Energy
  6.63%; 01/15/16 /1/                                    250,000                246,250
 Plains Exploration & Production
  8.75%; 07/01/12                                        400,000                432,000
 Swift Energy
  9.38%; 05/01/12                                        412,000                440,840
                                                                              1,119,090
OIL REFINING & MARKETING (1.10%)
 CITGO Petroleum
  6.00%; 10/15/11                                        500,000                486,250
OIL-FIELD SERVICES (0.47%)
 Key Energy Services
  8.38%; 03/01/08                                        200,000                207,000
PAPER & RELATED PRODUCTS (2.14%)
 Abitibi-Consolidated
  8.38%; 04/01/15                                        600,000                547,500
 Fraser Papers
  8.75%; 03/15/15 /1/                                    300,000                279,000
 Neenah Paper
  7.38%; 11/15/14 /1/                                    125,000                118,750
                                                                                945,250
PHYSICAL THERAPY & REHABILITATION CENTERS (0.68%)
 HealthSouth
  8.50%; 02/01/08                                        300,000                300,000
PIPELINES (0.69%)
 Dynegy Holdings
  9.88%; 07/15/10 /1/                                    300,000                303,000
PRINTING-COMMERCIAL (1.20%)
 Sheridan Group
  10.25%; 08/15/11                                       500,000                528,750
PRIVATE CORRECTIONS (0.22%)
 Corrections Corporation of America
  6.25%; 03/15/13 /1/                                    100,000                 96,500
PROTECTION-SAFETY (1.38%)
 Protection One Alarm Monitoring
  7.38%; 08/15/05                                        600,000                607,488
PUBLISHING-NEWSPAPERS (0.30%)
 Block Communications
  9.25%; 04/15/09                                        125,000                131,563
PUBLISHING-PERIODICALS (1.16%)
 American Media Operation
  10.25%; 05/01/09                                       325,000                333,937
 Dex Media East
  12.13%; 11/15/12                                       150,000                176,438
                                                                                510,375
                                                       Principal
                                                        Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RADIO (0.71%)
 Spanish Broadcasting System
                                                       $                    $
  9.63%; 11/01/09                                        300,000                313,875
RENTAL-AUTO & EQUIPMENT (0.89%)
 NationsRent
  9.50%; 05/01/15 /1/                                    250,000                250,000
 United Rentals
  6.50%; 02/15/12                                        150,000                142,875
                                                                                392,875
RETAIL-ARTS & CRAFTS (0.54%)
 Michaels Stores
  9.25%; 07/01/09                                        225,000                236,813
RETAIL-AUTO PARTS (1.14%)
 PEP Boys-Manny, Moe & Jack
  6.92%; 07/07/06                                        500,000                502,500
RETAIL-AUTOMOBILE (0.60%)
 Asbury Automotive Group
  9.00%; 06/15/12                                        140,000                137,900
 Group 1 Automotive
  8.25%; 08/15/13                                        125,000                125,000
                                                                                262,900
RETAIL-DISCOUNT (1.26%)
 Dollar General
  8.63%; 06/15/10                                        500,000                555,000
RETAIL-DRUG STORE (0.73%)
 Rite Aid
  7.50%; 01/15/15 /1/                                    350,000                321,125
RETAIL-PROPANE DISTRIBUTION (2.06%)
 AmeriGas Partners
  7.25%; 05/20/15 /1/                                    400,000                400,000
  8.88%; 05/20/11                                        250,000                271,250
 Ferrellgas Escrow/Ferrellgas Finance Escrow
  6.75%; 05/01/14                                        150,000                142,500
 Suburban Propane Partners/Suburban Energy
  Finance
  6.88%; 12/15/13 /1/                                    100,000                 96,000
                                                                                909,750
RETAIL-RESTAURANTS (0.42%)
 Landry's Restaurants
  7.50%; 12/15/14 /1/                                    200,000                186,000
RETAIL-TOY STORE (0.30%)
 Toys R Us
  7.88%; 04/15/13                                        150,000                130,500
RETAIL-VIDEO RENTAL (0.73%)
 Movie Gallery
  11.00%; 05/01/12 /1/                                   325,000                321,344
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.25%)
 General Nutrition Centers
  8.63%; 01/15/11 /1/                                    125,000                111,250
                                                       Principal
                                                        Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SATELLITE TELECOM (0.78%)
 Intelsat
                                                       $                    $
  5.25%; 11/01/08                                        100,000                 90,750
 Intelsat Bermuda
  8.25%; 01/15/13 /1/                                    250,000                251,875
                                                                                342,625
SCHOOLS (0.86%)
 Knowledge Learning
  7.75%; 02/01/15 /1/                                    400,000                380,000
SEISMIC DATA COLLECTION (1.20%)
 Compagnie Generale de Geophysique
  10.63%; 11/15/07                                       500,000                528,500
SEMICONDUCTOR EQUIPMENT (1.60%)
 Amkor Technology
  7.13%; 03/15/11                                        400,000                314,000
 MagnaChip Semiconductor
  8.00%; 12/15/14 /1/                                    450,000                389,250
                                                                                703,250
SPECIAL PURPOSE ENTITY (1.91%)
 Borden US Finance/Nova Scotia Finance
  7.89%; 07/15/10 /1/ /2/                                100,000                100,000
 Crystal US Holdings
  0.00%; 10/01/14 /1/ /2/ /3/                            300,000                195,000
 Jostens
  7.63%; 10/01/12                                        350,000                350,000
 K&F Acquisition
  7.75%; 11/15/14 /1/                                    100,000                 98,000
 Venoco
  8.75%; 12/15/11 /1/                                    100,000                100,000
                                                                                843,000
TELEPHONE-INTEGRATED (1.73%)
 MCI
  7.69%; 05/01/09 /2/                                    400,000                413,000
 Northwestern Bell Telephone
  6.25%; 01/01/07                                        125,000                124,375
 Qwest Services
  14.00%; 12/15/10 /1/                                   200,000                225,000
                                                                                762,375
THEATERS (0.71%)
 Cinemark USA
  9.00%; 02/01/13                                        295,000                311,963
TRANSPORT-RAIL (0.17%)
 Progress Rail Services/Progress Metal
  Reclamation
  7.75%; 04/01/12 /1/                                     75,000                 74,625
TRANSPORT-SERVICES (0.55%)
 CHC Helicopter
  7.38%; 05/01/14 /1/                                    250,000                243,750
VENTURE CAPITAL (1.14%)
 Arch Western Finance
  6.75%; 07/01/13                                        500,000                501,250
                                                       Principal
                                                        Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
VETERINARY DIAGNOSTICS (1.23%)
 VICAR Operating
                                                       $                    $
  9.88%; 12/01/09                                        500,000                541,875
VITAMINS & NUTRITION PRODUCTS (0.36%)
 WH Holdings/WH Capital
  9.50%; 04/01/11                                        150,000                159,750
WIRE & CABLE PRODUCTS (0.92%)
 Superior Essex Communications
  9.00%; 04/15/12                                        400,000                404,000
WIRELESS EQUIPMENT (0.36%)
 American Tower
  9.38%; 02/01/09                                        150,000                156,938
                                                    TOTAL BONDS              37,540,144
                                                                            -----------

                           TOTAL PORTFOLIO INVESTMENTS (85.14%)              37,540,144
CASH AND RECEIVABLES, NET OF LIABILITIES (14.86%)                             6,551,771
                                     TOTAL NET ASSETS (100.00%)             $44,091,915
                                                                            -------------

/1 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $10,636,807 or 24.12% of net assets.
/2 /Variable rate.
/3 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $    26,797
Unrealized Depreciation                         (979,868)
                                             -----------
Net Unrealized Appreciation (Depreciation)      (953,071)
Cost for federal income tax purposes         $38,493,215

                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                    Percentage of
                                                              Total Value
----------------------------------------------------------------------------------
                                 $
 Consumer, Cyclical                  7,164,623                     19.09%
 Consumer,
 Non-cyclical                        6,817,564                     18.16
 Industrial                          5,553,512                     14.79
 Communications                      4,982,834                     13.27
 Basic Materials                     4,595,937                     12.24
 Financial                           3,215,283                      8.56
 Energy                              3,198,840                      8.52
 Technology                          1,255,937                      3.35
 Diversified                           467,989                      1.25
 Utilities                             287,625                      0.77
                TOTAL              $37,540,144                    100.00%
                                 -----------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                           INFLATION PROTECTION FUND
                           APRIL 30, 2005 (UNAUDITED)

                                               Principal
                                                 Amount                 Value
---------------------------------------------------------------------------------------
BONDS (23.60%)
AGRICULTURAL CHEMICALS (0.51%)
 IMC Global
                                               $                     $
  7.63%; 11/01/05                                 250,000                253,750
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.42%)
 Navistar International
  9.38%; 06/01/06                                 200,000                206,000
CASINO HOTELS (0.75%)
 Harrah's Operating
  7.88%; 12/15/05                                 100,000                102,250
 Park Place Entertainment
  9.38%; 02/15/07                                 250,000                267,187
                                                                         369,437
CHEMICALS-DIVERSIFIED (0.83%)
 Lyondell Chemical
  9.88%; 05/01/07                                 400,000                410,000
CHEMICALS-SPECIALTY (0.12%)
 Acetex
  10.88%; 08/01/09                                 55,000                 58,025
COMPUTERS-MEMORY DEVICES (0.11%)
 Seagate Technology HDD Holdings
  8.00%; 05/15/09                                  50,000                 52,500
ELECTRIC-INTEGRATED (0.21%)
 Kansas Gas & Electric
  6.20%; 01/15/06                                 100,000                101,415
FINANCE-AUTO LOANS (1.32%)
 Ford Motor Credit
  7.60%; 08/01/05                                 100,000                100,701
 General Motors Acceptance
  4.39%; 10/20/05 /1/                             400,000                399,135
  7.50%; 07/15/05                                 150,000                150,689
                                                                         650,525
FINANCE-MORTGAGE LOAN/BANKER (14.46%)
 Federal Home Loan Mortgage
  3.15%; 04/15/30 /1/                             200,000                199,968
  3.25%; 06/15/18 /1/                             924,914                927,592
  3.25%; 11/15/34 /1/                             977,770                980,017
  3.30%; 02/15/30 /1/                              83,961                 84,269
  3.30%; 05/15/30 /1/                             192,905                193,392
  3.35%; 09/15/33 /1/                             570,822                573,819
  3.40%; 06/15/23 /1/                             197,241                198,734
 Federal National Mortgage Association
  3.00%; 04/25/34 /1/                           1,000,000                992,520
  3.15%; 10/25/18 /1/                             918,621                920,523
  3.22%; 01/25/23 /1/                             196,645                196,543
  3.27%; 11/25/22 /1/                             197,551                197,783
  3.27%; 03/25/35 /1/                             397,057                397,129
  3.32%; 02/25/18 /1/                             180,039                180,528
  3.32%; 02/25/32 /1/                             200,000                200,737
 Federal National Mortgage Association
  Grantor Trust
  3.18%; 06/25/35 /1/                              94,903                 95,119
  3.20%; 05/25/35 /1 2/                           199,171                199,109
                                               Principal
                                                 Amount                 Value
---------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
 Federal National Mortgage Association
  Whole Loan
                                               $                     $
  3.17%; 05/25/35 /1/                             198,876                198,883
  3.22%; 05/25/35 /1/                             199,438                199,435
  3.47%; 02/25/47 /1/                             180,108                180,887
                                                                       7,116,987
HOME EQUITY-OTHER (0.20%)
 Option One Mortgage Loan Trust
  4.02%; 02/25/35 /1/                             100,000                100,726
HOME EQUITY-SEQUENTIAL (0.06%)
 Residential Asset Securities
  4.82%; 04/25/32 /1/                              27,593                 27,730
MACHINERY-FARM (0.20%)
 Case
  7.25%; 08/01/05                                 100,000                100,500
MEDICAL-HMO (0.45%)
 Pacificare Health Systems
  10.75%; 06/01/09                                200,000                222,000
MORTGAGE BACKED SECURITIES (2.60%)
 IMPAC Commercial Mortgage Trust
  3.67%; 08/25/35 /1 2/                           199,343                199,343
  3.77%; 08/25/33                                 207,615                209,159
 Indymac Index Mortgage Loan Trust
  3.29%; 04/25/35 /1 2/                           400,000                400,000
 Washington Mutual
  3.44%; 07/25/44 /1/                             469,841                471,463
                                                                       1,279,965
PAPER & RELATED PRODUCTS (0.85%)
 Georgia-Pacific
  8.63%; 04/30/25                                 400,000                416,840
PUBLISHING-PERIODICALS (0.10%)
 American Media Operation
  10.25%; 05/01/09                                 50,000                 51,375
TELEPHONE-INTEGRATED (0.41%)
 MCI
  6.91%; 05/01/07 /1/                             100,000                101,500
 Qwest
  6.63%; 09/15/05                                 100,000                100,500
                                                                         202,000
                                             TOTAL BONDS              11,619,775

                                               Principal
                                                 Amount                 Value
---------------------------------------------------------------------------------------
TREASURY BONDS (99.99%)
 U.S. Treasury Inflation-Indexed
  Obligations
  0.88%; 04/15/10 /3/                           2,555,906              2,521,161
  1.63%; 01/15/15 /3/                           2,460,486              2,467,309
  1.88%; 07/15/13                               3,576,043              3,686,117
                                               Principal
                                                 Amount                 Value
---------------------------------------------------------------------------------------
TREASURY BONDS (CONTINUED)
 U.S. Treasury Inflation-Indexed
  Obligations (continued)
  2.00%; 01/15/14                              $3,684,297            $ 3,825,191
  2.00%; 07/15/14                               3,357,189              3,484,000
  2.38%; 01/15/25 /3/                           3,331,756              3,639,034
  3.00%; 07/15/12 /3/                           3,892,871              4,330,060
  3.38%; 01/15/07 /3/                           2,965,382              3,112,145
  3.38%; 01/15/12                               1,117,759              1,264,858
  3.38%; 04/15/32 /3/                             891,297              1,205,026
  3.50%; 01/15/11 /3/                           2,065,875              2,324,109
  3.63%; 01/15/08 /3/                           3,086,174              3,319,446
  3.63%; 04/15/28                               2,934,434              3,920,566
  3.88%; 01/15/09 /3/                           2,777,064              3,068,980
  3.88%; 04/15/29                               3,417,816              4,777,064
  4.25%; 01/15/10                               1,994,633              2,281,672
                                                                      49,226,738
                                    TOTAL TREASURY BONDS              49,226,738

                            SCHEDULE OF INVESTMENTS
                           INFLATION PROTECTION FUND
                           APRIL 30, 2005 (UNAUDITED)


                                                   Principal
                                                    Amount                  Value
--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.42%)
FINANCE-MORTGAGE LOAN/BANKER (0.42%)
 Investment in Joint Trading Account;
  Federal National Mortgage Association
  2.60%; 05/02/05                                  $ 207,212            $    207,179
                                     TOTAL COMMERCIAL PAPER                  207,179
                                                                        ------------

                      TOTAL PORTFOLIO INVESTMENTS (124.01%)               61,053,692
LIABILITIES, NET OF CASH AND RECEIVABLES (-24.01%)                       (11,821,784)
                                 TOTAL NET ASSETS (100.00%)             $ 49,231,908
                                                                        ---------------


/1 /Variable rate.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $798,452 or 1.62% of net assets.
/3 /Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $12,450,462 or 25.29% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   812,065
Unrealized Depreciation                          (44,479)
                                             -----------
Net Unrealized Appreciation (Depreciation)       767,586
Cost for federal income tax purposes         $60,286,106


                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                    Percentage of
                                                              Total Value
--------------------------------------------------------------------------------
 Government                        $56,550,903                     92.62%
 Basic Materials                     1,138,615                      1.87
 Financial                           1,121,988                      1.84
 Mortgage Securities                   808,502                      1.32
 Consumer, Cyclical                    575,438                      0.94
 Communications                        253,375                      0.42
 Consumer,
 Non-cyclical                          222,000                      0.36
 Asset Backed
 Securities                            128,456                      0.21
 Utilities                             101,415                      0.17
 Industrial                            100,500                      0.16
 Technology                             52,500                      0.09
                TOTAL              $61,053,692                    100.00%
                                 -----------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                      INTERNATIONAL EMERGING MARKETS FUND
                           APRIL 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                                Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (88.03%)
AGRICULTURAL OPERATIONS (0.56%)
                                                                               $
 IOI Berhad /1/                                             129,269                311,744
AIRLINES (0.52%)
 Korean Air Lines /1/                                        15,650                289,808
APPLICATIONS SOFTWARE (1.09%)
 Infosys Technologies /1/                                    14,183                614,751
AUTO-CARS & LIGHT TRUCKS (0.86%)
 Hyundai Motor /1/                                            5,190                282,476
 Proton Holdings /1/                                         98,553                203,557
                                                                                   486,033
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.00%)
 Hyundai Mobis /1/                                                5                    327
BATTERIES & BATTERY SYSTEMS (0.15%)
 Power Logics /1/                                             7,320                 84,757
BREWERY (0.56%)
 Efes Breweries International /2/                             9,956                313,614
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.51%)
 Orascom Construction Industries /1/                         12,990                287,482
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.60%)
 Cemex                                                       45,393                326,663
 Gujarat Ambuja Cements /1/ /2/                              34,991                338,451
 Siam Cement /1/                                             38,743                233,406
                                                                                   898,520
BUILDING-HEAVY CONSTRUCTION (1.04%)
 Empresas ICA Sociedad Controladora /2/                     738,040                273,545
 Hyundai Engineering & Construction /1/ /2/                  13,880                309,374
                                                                                   582,919
BUSINESS TO BUSINESS-E COMMERCE (0.42%)
 Submarino /2/                                               34,446                235,848
CASINO HOTELS (0.50%)
 Genting Berhad /1/                                          57,535                278,886
CELLULAR TELECOMMUNICATIONS (5.11%)
 China Mobile /1/                                           382,363              1,340,868
 Digi.Com Berhad /1/ /2/                                    110,000                146,469
 Far EasTone Telecommunications /1/                         701,800                857,394
 Partner Communications /1/ /2/                              31,337                266,639
 Vimpel Communications /2/                                    7,974                260,909
                                                                                 2,872,279
CHEMICALS-DIVERSIFIED (0.54%)
 Israel Chemicals /1/                                       103,240                304,640
CHEMICALS-SPECIALTY (0.41%)
 Frutarom /2/                                                31,300                232,155
CIRCUIT BOARDS (0.99%)
 Unimicron Technology /1/                                   704,000                553,770
COAL (0.63%)
 Yanzhou Coal Mining /1/                                    259,358                353,653
COMMERCIAL BANKS (9.65%)
 Banco Latinoamericano de Exportaciones                      16,700                315,463
                                              Shares

                                              Held                                Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                               $
 Bancolombia                                                 28,475                420,576
 Bank Leumi Le-Israel /1/                                   184,213                523,598
 Bank of the Philippine Islands /1/                         218,985                194,781
 Bank Rakyat /1/                                          1,005,565                281,810
 Credicorp                                                   17,232                298,975
 ICICI Bank                                                  14,100                254,928
 Korea Exchange Bank /1/ /2/                                 48,390                410,373
 OTP Bank /1/                                                12,991                400,581
 Siam Commercial Bank Public /1/                            166,800                199,528
 Standard Bank Group /1/                                     97,810                981,445
 Taishin Financial Holdings /1/                             526,000                472,226
 Turkiye Is Bankasi /1/                                      74,275                377,935
 UTI Bank /2/                                                55,647                294,150
                                                                                 5,426,369
COMPUTERS (1.06%)
 High Tech Computer /1/                                      85,000                597,347
DISTRIBUTION-WHOLESALE (0.79%)
 Esprit Holdings /1/                                         59,687                444,620
DIVERSIFIED FINANCIAL SERVICES (1.23%)
 Shinhan Financial Group /1/                                 26,557                693,089
DIVERSIFIED MINERALS (0.97%)
 Antofagasta /1/                                             25,313                543,381
DIVERSIFIED OPERATIONS (1.59%)
 Alfa                                                        51,200                258,563
 Dogan Sirketler Grubu Holdings /1/ /2/                      61,450                130,681
 Imperial Holdings /1/ /2/                                   32,526                501,623
                                                                                   890,867
ELECTRIC-GENERATION (0.63%)
 National Thermal Power /1/                                 187,465                355,463
ELECTRIC-INTEGRATED (1.23%)
 Korea Electric Power /1/                                    23,790                693,100
ELECTRONIC COMPONENTS-MISCELLANEOUS (6.98%)
 Asustek Computer /1/                                       192,000                513,644
 Hon Hai Precision Industry /1/                             192,000                911,792
 Samsung Electronics                                          5,469              2,501,299
                                                                                 3,926,735
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.66%)
 Samsung Engineering /1/                                     40,710                369,616
FINANCE-CONSUMER LOANS (0.58%)
 African Bank Investments /1/                               122,169                327,484
FINANCE-INVESTMENT BANKER & BROKER (0.46%)
 Samsung Securities /1/                                      10,810                258,192
FINANCE-OTHER SERVICES (1.36%)
 Bursa Malaysia /2/                                         275,747                277,198
 Grupo Financiero Banorte                                    76,096                489,968
                                                                                   767,166
FOOD-DAIRY PRODUCTS (0.53%)
 Binggrae /1/                                                 7,536                297,229
                                              Shares

                                              Held                                Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (0.00%)
 Global Bio-Chem Technology Group -                                            $
  warrants /2/                                               28,797                  1,274
GAS-DISTRIBUTION (0.61%)
 OAO Gazprom                                                 10,167                343,247
IMPORT & EXPORT (0.60%)
 Testrite International /1/                                 504,612                338,500
INDEPENDENT POWER PRODUCER (0.71%)
 YTL Power International /1/                                769,034                400,690
INTERNET SECURITY (0.96%)
 Check Point Software Technologies /2/                       25,882                542,228
INVESTMENT COMPANIES (0.48%)
 SM Investments /2/                                          58,876                271,769
LIFE & HEALTH INSURANCE (3.38%)
 Cathay Financial Holding /1/                               315,000                571,266
 Metropolitan Holdings /1/                                  244,192                432,760
 Sanlam /1/                                                 224,618                426,578
 Shin Kong Financial Holding /1/                            502,509                470,329
                                                                                 1,900,933
MEDICAL LABORATORY & TESTING SERVICE (0.48%)
 Diagnosticos da America /2/                                  8,264                272,182
MEDICAL-DRUGS (0.50%)
 Dong-A Pharmaceutical /1/                                    8,780                278,498
MISCELLANEOUS MANUFACTURERS (0.19%)
 Trakya Cam Sanayi /1/                                       37,423                109,246
MULTIMEDIA (0.41%)
 Dogan Yayin Holding /1/ /2/                                 95,264                228,438
NON-FERROUS METALS (0.45%)
 Grupo Mexico /2/                                            48,403                226,236
 International Nickel Indonesia /1/                          16,194                 23,709
                                                                                   249,945
OIL COMPANY-EXPLORATION & PRODUCTION (1.26%)
 Oil & Natural Gas /1/                                       18,134                337,580
 PTT Public /1/                                              72,531                368,221
                                                                                   705,801
OIL COMPANY-INTEGRATED (6.95%)
 China Petroleum & Chemical /1/                           1,723,721                677,959
 LUKOIL                                                       4,367                591,729
 MOL Magyar Olaj-es Gazipari /1/                              6,018                496,655
 PetroChina /1/                                             873,099                521,424
 Petroleo Brasileiro                                         23,452                983,342
 Sasol /1/                                                   17,024                398,787
 Sibneft /2/                                                 15,371                236,714
                                                                                 3,906,610
OIL REFINING & MARKETING (2.53%)
 Bharat Petroleum /1/                                        28,673                227,220
 Polski Koncern Naftowy Orlen /1/                            35,324                489,282
 SK /1/                                                       6,170                345,970
 Thai Oil Public /1/                                        219,592                359,738
                                                                                 1,422,210
                                              Shares

                                              Held                                Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PETROCHEMICALS (2.82%)
                                                                               $
 Formosa Chemicals & Fibre /1/                              248,000                504,760
 Honam Petrochemical /1/                                      7,140                322,434
 SINOPEC Shanghai Petrochemical /1/                         965,543                357,496
 Ultrapar Participacoes                                      21,572                398,866
                                                                                 1,583,556
PROPERTY & CASUALTY INSURANCE (0.10%)
 LG Insurance /1/ /2/                                        10,140                 57,698
PUBLIC THOROUGHFARES (0.24%)
 Shenzhen Expressway /1/                                    368,000                134,189
REAL ESTATE OPERATOR & DEVELOPER (0.95%)
 China Overseas Land & Investment /1/                     1,735,168                359,097
 IRSA Inversiones y Representaciones /2/                     15,669                176,433
                                                                                   535,530
RETAIL-APPAREL & SHOE (0.91%)
 Edgars Consolidated Stores /1/                              12,401                513,845
RETAIL-AUTOMOBILE (1.41%)
 Astra International /1/                                    471,282                521,504
 Daewoo Motor Sales /1/                                      26,670                272,557
                                                                                   794,061
RETAIL-CONSUMER ELECTRONICS (0.42%)
 Grupo Elektra                                                8,029                233,082
RETAIL-DISCOUNT (0.34%)
 Siam Makro /1/                                             137,787                192,360
RETAIL-HOME FURNISHINGS (1.01%)
 JD Group /1/                                                55,325                569,826
RETAIL-HYPERMARKETS (0.16%)
 Organizacion Soriana                                        23,873                 87,815
RETAIL-MAJOR DEPARTMENT STORE (0.95%)
 Hyundai Department Store /1/                                12,130                534,396
RETAIL-MISCELLANEOUS/DIVERSIFIED (1.68%)
 Foschini /1/                                                67,652                397,997
 LG Home Shopping /1/                                         3,282                262,187
 Massmart Holdings /1/                                       39,420                285,088
                                                                                   945,272
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.31%)
 Novatek Microelectronics /1/                               165,000                736,034
 Taiwan Semiconductor Manufacturing /1/                     337,397                561,069
                                                                                 1,297,103
STEEL PRODUCERS (2.95%)
 China Steel /1/                                            226,000                232,444
 POSCO                                                       16,344                744,142
 Tata Iron & Steel /1/                                       54,591                427,079
 Tenaris                                                      4,500                257,175
                                                                                 1,660,840
TEA (0.43%)
 Tata Tea /1/                                                20,332                238,678
TELECOMMUNICATION SERVICES (2.56%)
 AFK Sistema /2/                                             32,929                513,693
 KT Freetel /1/                                              25,099                579,047
                                              Shares

                                              Held                                Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION SERVICES (CONTINUED)
                                                                               $
 Orascom Telecom Holding /2/                                  8,530                345,801
                                                                                 1,438,541
TELEPHONE-INTEGRATED (2.01%)
 Telefonos de Mexico                                         16,277                551,790
 Telkom South Africa /1/                                     33,098                578,198
                                                                                 1,129,988
TRANSPORT-MARINE (2.56%)
 China Shipping Development /1/                             321,019                282,414
 Evergreen Marine /1/                                           508                    486
 Great Eastern Shipping /1/                                  53,214                198,681
 Orient Overseas International /1/                           81,225                392,878
 Precious Shipping /1/                                      239,024                311,955
 Wan Hai Lines /1/                                          242,000                253,683
                                                                                 1,440,097
WATER (0.15%)
 Cia de Saneamento Basico do Estado de Sao
  Paulo /2/                                               1,660,863                 85,942
WEB PORTALS (0.08%)
 Dacom /2/                                                    6,320                 46,904
WIRE & CABLE PRODUCTS (0.54%)
 LG Cable /1/                                                13,790                302,960
WIRELESS EQUIPMENT (0.73%)
 Gemtek Technology /1/                                      209,250                410,625
 Gemtek Technology-Rights /1/ /2/                            23,294                      -
                                                                                   410,625
                                               TOTAL COMMON STOCKS              49,496,723

                                              Shares

                                              Held                                Value

-------------------------------------------------------------------------------------------------
PREFERRED STOCKS (6.90%)
COMMERCIAL BANKS (2.05%)
 Banco Itau Holding Financeira                                6,759              1,154,293
DIVERSIFIED MINERALS (1.46%)
 Caemi Mineracao e Metalurgica                            1,071,336                822,062
ELECTRIC-INTEGRATED (0.91%)
 Cia Energetica de Minas Gerais                          18,414,815                513,757
OIL REFINING & MARKETING (0.66%)
 Cia Brasileira de Petroleo Ipiranga                         34,906                367,974
PETROCHEMICALS (0.12%)
 Ultrapar Participacoes                                   3,783,064                 68,328
STEEL PRODUCERS (1.45%)
 Cia Siderurgica de Tubarao                               7,868,037                388,557
 Usinas Siderurgicas de Minas Gerais                         21,244                424,579
                                                                                   813,136
                                              Shares

                                              Held                                Value

-------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
TEXTILE-PRODUCTS (0.25%)
 Cia de Tecidos do Norte de Minas -                                            $
  Coteminas                                               1,697,136                142,914
                                            TOTAL PREFERRED STOCKS               3,882,464

                                              Principal

                                              Amount                              Value

-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.26%)
FINANCE-MORTGAGE LOAN/BANKER (2.26%)
 Investment in Joint Trading Account;
  Federal National Mortgage Association
                                                         $                     $
  2.60%; 05/02/05                                         1,270,074              1,269,873
                                            TOTAL COMMERCIAL PAPER               1,269,873
                                                                               -----------

                              TOTAL PORTFOLIO INVESTMENTS (97.19%)              54,649,060
CASH AND RECEIVABLES, NET OF LIABILITIES (2.81%)                                 1,580,207
                                        TOTAL NET ASSETS (100.00%)             $56,229,267
                                                                               -------------

 /1/Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $35,832,505 or 63.73% of net assets.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 3,867,680
Unrealized Depreciation                       (1,678,489)
                                             -----------
Net Unrealized Appreciation (Depreciation)     2,189,191
Cost for federal income tax purposes         $52,459,869


           INVESTMENTS BY COUNTRY (UNAUDITED)
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Argentina                    433,608              0.79%
 Brazil                     5,858,644             10.72
 China                      1,973,482              3.61
 Colombia                     420,576              0.77
 Egypt                        633,283              1.16
 Hong Kong                  2,892,390              5.29
 Hungary                      897,236              1.64
 India                      3,286,980              6.02
 Indonesia                    827,024              1.51
 Israel                     1,869,261              3.42
 Korea                      9,936,433             18.18
 Malaysia                   1,618,544              2.96
 Mexico                     2,447,661              4.48
 Netherlands                  313,614              0.57
 Panama                       315,463              0.58
 Peru                         298,975              0.55
 Philippines                  466,549              0.85
 Poland                       489,282              0.90
 Russia                     1,946,291              3.56
 South Africa               5,413,631              9.91
 Taiwan                     7,985,370             14.61
 Thailand                   1,665,209              3.05
 Turkey                       846,300              1.55
 United Kingdom               543,381              1.00
 United States              1,269,873              2.32
             TOTAL        $54,649,060            100.00%
                          -------------          ---------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                           INTERNATIONAL GROWTH FUND
                           APRIL 30, 2005 (UNAUDITED)

                                                           Shares

                                                           Held                                   Value

-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (97.56%)
ADVERTISING SERVICES (0.81%)
                                                                                              $
 JC Decaux /1/ /2/                                                         160,000                4,242,637
APPLICATIONS SOFTWARE (0.58%)
 Sage Group /2/                                                            805,100                3,024,914
ATHLETIC FOOTWEAR (0.69%)
 Adidas-Salomon /2/ /3/                                                     23,000                3,595,429
AUTO-CARS & LIGHT TRUCKS (1.70%)
 Honda Motor /2/                                                            85,500                4,112,202
 Toyota Motor /2/                                                          132,000                4,786,718
                                                                                                  8,898,920
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.48%)
 DENSO /2/                                                                 141,500                3,346,688
 Keihin /2/ /3/                                                            111,900                1,868,966
 Showa /2/                                                                 199,600                2,553,342
                                                                                                  7,768,996
BREWERY (0.99%)
 Asahi Breweries /2/                                                       141,500                1,793,433
 SABMiller /2/                                                             229,900                3,408,726
                                                                                                  5,202,159
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.36%)
 Fletcher Building /2/                                                     411,241                1,873,488
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.73%)
 Eiffage /2/ /3/                                                            16,900                1,987,422
 Heijmans /2/                                                               47,000                1,848,408
                                                                                                  3,835,830
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.43%)
 Ciments Francais /2/                                                       22,400                2,126,457
 CRH /2/                                                                   105,000                2,622,313
 Rinker Group /2/                                                          308,500                2,758,232
                                                                                                  7,507,002
BUILDING-HEAVY CONSTRUCTION (1.16%)
 Actividades de Construccion
  y Servicios /2/                                                          110,900                2,712,837
 Vinci /2/ /3/                                                              22,200                3,347,215
                                                                                                  6,060,052
BUILDING-RESIDENTIAL & COMMERCIAL (0.71%)
 Kaufman & Broad /2/                                                        29,500                1,640,517
 Persimmon /2/                                                             160,000                2,073,976
                                                                                                  3,714,493
CABLE TV (0.28%)
 Premiere /1/                                                               38,000                1,471,689
CELLULAR TELECOMMUNICATIONS (2.21%)
 China Mobile /2/                                                        1,056,500                3,704,923
 NTT DoCoMo                                                                    755                1,168,356
 Vodafone Group /2/                                                      2,569,861                6,726,087
                                                                                                 11,599,366
CHEMICALS-DIVERSIFIED (1.34%)
 BASF /2/ /3/                                                               72,000                4,727,011
 K+S /2/                                                                    44,900                2,282,932
                                                                                                  7,009,943
                                                           Shares

                                                           Held                                   Value

-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (0.36%)
                                                                                              $
 Daicel Chemical Industries /2/                                            351,000                1,883,530
CIRCUIT BOARDS (0.64%)
 IBIDEN /2/ /3/                                                            156,300                3,328,243
COMMERCIAL BANKS (7.93%)
 Australia & New Zealand Banking Group /2/                                 260,900                4,404,150
 Banca Intesa /2/                                                          650,000                3,113,821
 Bank Austria Creditanstalt /2/                                             27,200                2,519,580
 Bank of Fukuoka /2/                                                       330,000                1,998,913
 Bank of Ireland /2/                                                       172,100                2,622,212
 Credit Suisse Group /1/ /2/ /3/                                            54,900                2,319,580
 DnB Holding /2/ /3/                                                       364,700                3,487,050
 ForeningsSparbanken /2/ /3/                                                97,500                2,296,567
 Fortis /2/                                                                111,700                3,119,195
 Hachijuni Bank /2/                                                        290,000                1,980,620
 KBC Groupe /2/ /3/                                                         44,000                3,492,411
 National Bank of Greece /2/                                                54,900                1,851,358
 Nordea /2/ /3/                                                            339,700                3,237,389
 Royal Bank of Scotland /2/                                                169,000                5,112,047
                                                                                                 41,554,893
COMPUTER SERVICES (0.34%)
 Computershare /2/                                                         450,750                1,786,839
COMPUTERS-INTEGRATED SYSTEMS (0.34%)
 Geac Computer /1/                                                         215,600                1,790,153
COMPUTERS-PERIPHERAL EQUIPMENT (0.49%)
 Logitech International /1/ /2/                                             44,700                2,573,152
CONSULTING SERVICES (0.66%)
 Savills /2/                                                               150,000                1,826,034
 WS Atkins /2/                                                             140,400                1,632,098
                                                                                                  3,458,132
COSMETICS & TOILETRIES (0.34%)
 Aderans /2/ /3/                                                            74,900                1,794,371
DISTRIBUTION-WHOLESALE (1.49%)
 Esprit Holdings /2/                                                       331,800                2,471,641
 Jardine Cycle & Carriage /2/                                              262,000                1,960,270
 Wolseley /2/                                                              168,759                3,386,611
                                                                                                  7,818,522
DIVERSIFIED FINANCIAL SERVICES (0.60%)
 Perpetual Trustees Australia /2/ /3/                                       33,700                1,361,521
 Sampo Ojy /2/ /3/                                                         128,000                1,791,428
                                                                                                  3,152,949
DIVERSIFIED MANUFACTURING OPERATIONS (1.05%)
 Siemens /2/                                                                36,234                2,678,732
 Wesfarmers /2/                                                            100,800                2,838,347
                                                                                                  5,517,079
DIVERSIFIED MINERALS (1.00%)
 BHP Billiton /2/                                                          414,094                5,238,156
DIVERSIFIED OPERATIONS (0.57%)
 Jardine Matheson Holdings /2/                                             165,600                2,986,824
                                                           Shares

                                                           Held                                   Value

-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC PRODUCTS-MISCELLANEOUS (0.49%)
                                                                                              $
 Brother Industries /2/                                                    275,000                2,557,751
ELECTRIC-DISTRIBUTION (0.39%)
 Viridian Group /2/                                                        143,600                2,024,446
ELECTRIC-INTEGRATED (2.44%)
 E.ON /2/ /3/                                                               43,500                3,701,568
 Fortum /2/                                                                121,400                1,847,330
 RWE /2/ /3/                                                                51,900                3,108,919
 Scottish & Southern Energy /2/                                            229,200                4,123,242
                                                                                                 12,781,059
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.51%)
 Samsung Electronics                                                         5,800                2,652,684
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.67%)
 Shinko Electric Industries /2/ /3/                                         51,100                1,763,517
 Thine Electronics /3/                                                         440                1,742,860
                                                                                                  3,506,377
ELECTRONIC MEASUREMENT INSTRUMENTS (0.38%)
 Advantest /2/ /3/                                                          28,500                1,997,335
ENTERTAINMENT SOFTWARE (0.41%)
 Square Enix /2/ /3/                                                        64,400                2,161,049
FINANCE-CONSUMER LOANS (1.03%)
 Aiful /2/                                                                  28,600                2,126,638
 Aiful /1/                                                                  14,300                1,042,701
 Promise /2/                                                                34,800                2,244,557
                                                                                                  5,413,896
FINANCE-INVESTMENT BANKER & BROKER (0.55%)
 Mediobanca /2/                                                            173,200                2,856,686
FINANCIAL GUARANTEE INSURANCE (0.35%)
 Euler Hermes /2/ /3/                                                       23,200                1,853,804
FISHERIES (0.42%)
 Toyo Suisan Kaisha /2/ /3/                                                139,000                2,183,938
FOOD-BAKING (0.37%)
 Greggs /2/                                                                 23,200                1,951,117
FOOD-DAIRY PRODUCTS (0.50%)
 Yakult Honsha /2/ /3/                                                     131,000                2,593,074
FOOD-MISCELLANEOUS/DIVERSIFIED (1.44%)
 Kikkoman /2/ /3/                                                          293,000                2,815,998
 Nestle /2/ /3/                                                             17,800                4,703,088
                                                                                                  7,519,086
FOOD-RETAIL (1.93%)
 Colruyt /2/                                                                11,050                1,674,044
 Metro                                                                     106,700                2,465,676
 Tesco /2/                                                               1,011,200                5,963,832
                                                                                                 10,103,552
IMPORT & EXPORT (0.47%)
 Mitsubishi /2/                                                            181,700                2,488,184
INTERNET SECURITY (0.45%)
 Trend Micro /2/ /3/                                                        65,500                2,365,400
                                                           Shares

                                                           Held                                   Value

-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.35%)
                                                                                              $
 Schroders /2/                                                             141,500                1,832,696
LEISURE & RECREATION PRODUCTS (0.54%)
 Sega Sammy Holdings /2/                                                    48,500                2,840,044
MACHINERY-ELECTRICAL (0.51%)
 Nidec /2/                                                                  22,700                2,663,293
MACHINERY-GENERAL INDUSTRY (0.65%)
 Andritz /2/                                                                20,000                1,680,658
 Stork /2/                                                                  47,000                1,730,829
                                                                                                  3,411,487
MEDICAL LASER SYSTEMS (0.29%)
 Carl Zeiss Meditec /1/ /2/                                                 78,059                1,536,243
MEDICAL PRODUCTS (1.54%)
 Cochlear /2/ /3/                                                          132,000                3,175,992
 Gambro /2/ /3/                                                            175,400                2,375,624
 Nobel Biocare Holding /2/                                                  11,790                2,534,540
                                                                                                  8,086,156
MEDICAL-DRUGS (10.13%)
 Astellas Pharma /2/                                                        79,449                2,875,009
 AstraZeneca /2/                                                           154,203                6,763,372
 Eisai /2/                                                                 114,000                3,795,994
 GlaxoSmithKline /2/                                                       340,938                8,622,648
 Merck /2/ /3/                                                              35,700                2,727,269
 Novartis /2/ /3/                                                          118,284                5,780,441
 Roche Holding /2/                                                           7,100                  862,469
 Rohto Pharmaceutical /2/                                                  153,000                1,933,912
 Sanofi-Aventis /2/ /3/                                                     90,200                8,013,258
 Santen Pharmaceutical /2/                                                 103,500                2,308,454
 Schering /2/ /3/                                                           53,700                3,546,796
 Takeda Chemical Industries /2/                                            120,000                5,836,178
                                                                                                 53,065,800
MEDICAL-HOSPITALS (0.42%)
 Capio /1/ /2/                                                             140,400                2,177,325
MEDICAL-NURSING HOMES (0.49%)
 Extendicare /1/                                                           190,900                2,552,534
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.47%)
 Alliance Unichem /2/                                                      160,100                2,450,763
METAL-DIVERSIFIED (0.70%)
 Rio Tinto /2/                                                             121,400                3,671,183
MISCELLANEOUS MANUFACTURERS (0.37%)
 Glory /2/                                                                 100,000                1,920,077
MONEY CENTER BANKS (2.88%)
 Banco Bilbao Vizcaya Argentaria /2/                                       256,700                3,988,491
 HBOS /2/                                                                  217,600                3,230,573
 Lloyds TSB Group /2/                                                      395,000                3,401,331
 UBS /2/ /3/                                                                55,402                4,447,960
                                                                                                 15,068,355
MULTI-LINE INSURANCE (1.42%)
 Allianz /2/ /3/                                                            27,400                3,314,119
                                                           Shares

                                                           Held                                   Value

-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                                              $
 ING Groep /2/ /3/                                                         149,900                4,143,651
                                                                                                  7,457,770
NON-HOTEL GAMBLING (0.72%)
 Greek Organisation of Football Prognostics /2/                             73,800                1,940,654
 Paddy Power                                                               105,000                1,839,751
                                                                                                  3,780,405
OFFICE AUTOMATION & EQUIPMENT (1.11%)
 Canon /2/                                                                 111,487                5,795,228
OIL COMPANY-EXPLORATION & PRODUCTION (1.42%)
 CNOOC /2/                                                               5,860,000                3,152,429
 EnCana                                                                     66,500                4,267,827
                                                                                                  7,420,256
OIL COMPANY-INTEGRATED (8.00%)
 BP Amoco /2/                                                            1,232,157               12,585,971
 ENI /2/                                                                   178,600                4,505,482
 OMV /2/                                                                     5,600                1,730,255
 Royal Dutch Petroleum /2/ /3/                                             124,130                7,267,229
 Shell Transport & Trading /2/                                             769,600                6,921,854
 Total /2/ /3/                                                              40,009                8,925,518
                                                                                                 41,936,309
OIL REFINING & MARKETING (0.96%)
 Caltex Australia /2/                                                      155,000                1,700,648
 Neste Oil Oyj /1/ /3/                                                      38,225                  856,660
 S-Oil /2/                                                                  35,000                2,458,651
                                                                                                  5,015,959
OIL-FIELD SERVICES (0.35%)
 Trican Well Service /1/                                                    29,500                1,849,759
OPTICAL SUPPLIES (0.74%)
 HOYA /2/                                                                   37,300                3,891,995
PROPERTY & CASUALTY INSURANCE (0.80%)
 Northbridge Financial                                                      77,100                1,766,306
 Promina Group /2/                                                         600,000                2,406,843
                                                                                                  4,173,149
PUBLICLY TRADED INVESTMENT FUND (1.04%)
 iShares MSCI EAFE Index Fund                                               35,000                5,470,500
PUBLISHING-NEWSPAPERS (0.45%)
 Johnston Press /2/                                                        247,500                2,349,617
REAL ESTATE MANAGEMENT & SERVICES (0.82%)
 Midland Realty Holdings /2/                                             3,886,000                2,451,632
 Pirelli & C. Real Estate /2/                                               32,900                1,819,992
                                                                                                  4,271,624
REAL ESTATE OPERATOR & DEVELOPER (1.25%)
 Inmobiliaria Colonial /2/                                                  66,400                3,443,604
 Land Securities Group /2/                                                 122,400                3,112,319
                                                                                                  6,555,923
REINSURANCE (0.80%)
 Muenchener Rueckversicherungs-Gesellschaft /2/ /3/                         38,000                4,200,355
                                                           Shares

                                                           Held                                   Value

-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (2.11%)
                                                                                              $
 Aoyama Trading /2/                                                         84,500                2,209,884
 Cortefiel /2/                                                             153,200                2,815,683
 Inditex /2/                                                               103,500                3,081,225
 Next /2/                                                                  103,800                2,941,212
                                                                                                 11,048,004
RETAIL-BUILDING PRODUCTS (0.77%)
 Grafton Group /2/                                                         169,000                1,900,431
 RONA /1/                                                                  109,800                2,114,718
                                                                                                  4,015,149
RETAIL-CONSUMER ELECTRONICS (0.58%)
 Yamada Denki /2/ /3/                                                       63,500                3,032,712
RETAIL-JEWELRY (0.33%)
 Bulgari /2/ /3/                                                           158,400                1,724,698
RUBBER-TIRES (0.52%)
 Continental /2/ /3/                                                        36,700                2,718,759
SOAP & CLEANING PREPARATION (0.77%)
 Reckitt Benckiser /2/                                                     124,500                4,048,929
STEEL PIPE & TUBE (0.34%)
 Vallourec /2/                                                               8,500                1,793,850
STEEL PRODUCERS (1.06%)
 BlueScope Steel /2/                                                       309,817                1,862,903
 IPSCO                                                                      32,600                1,558,628
 JFE Holdings /2/                                                           77,500                2,149,082
                                                                                                  5,570,613
TELECOMMUNICATION SERVICES (0.36%)
 StarHub /1/ /2/                                                         2,320,000                1,878,314
TELEPHONE-INTEGRATED (0.32%)
 Eircom Group /2/                                                          688,000                1,667,383
TELEVISION (1.22%)
 Mediaset /2/ /3/                                                          240,000                3,126,696
 Modern Times Group /1/ /2/ /3/                                            105,600                3,271,226
                                                                                                  6,397,922
TOBACCO (2.34%)
 British American Tobacco /2/                                              145,000                2,721,723
 Imperial Tobacco Group /2/                                                153,148                4,393,721
 Japan Tobacco                                                                 175                2,252,316
 Rothmans /3/                                                              145,700                2,902,506
                                                                                                 12,270,266
TRANSPORT-MARINE (1.25%)
 Kawasaki Kisen Kaisha /2/                                                 340,000                2,212,833
 Mitsui O.S.K. Lines /2/ /3/                                               361,000                2,272,377
 Orient Overseas International /2/                                         425,040                2,055,877
                                                                                                  6,541,087
TRANSPORT-RAIL (0.99%)
 Canadian National Railway                                                  45,600                2,625,284
 Canadian Pacific Railway                                                   73,000                2,556,556
                                                                                                  5,181,840
TRANSPORT-SERVICES (0.90%)
 Arriva /2/                                                                137,500                1,326,986
                                                           Shares

                                                           Held                                   Value

-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (CONTINUED)
                                                                                              $
 Deutsche Post /2/                                                         145,000                3,412,703
                                                                                                  4,739,689
WIRELESS EQUIPMENT (1.40%)
 Nokia /2/ /3/                                                             459,700                7,352,919
                                                              TOTAL COMMON STOCKS               511,124,138

                                                           Shares

                                                           Held                                   Value

-------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.44%)
TRANSPORT-SERVICES (0.44%)
 Amadeus Global Travel Distribution /2/                                    248,200                2,331,153
                                                           TOTAL PREFERRED STOCKS                 2,331,153

                                                           Principal

                                                           Amount                                 Value

-------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.48%)
FINANCE-MORTGAGE LOAN/BANKER (1.48%)
 Investment in Joint Trading Account; Federal National
  Mortgage Association
                                                                      $                       $
  2.60%; 05/02/05                                                        7,755,000                7,753,772
                                                           TOTAL COMMERCIAL PAPER                 7,753,772


                                                           Maturity
                                                           Amount                                 Value
-------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (21.34%)
  Merrill Lynch; 3.00%; dated 04/29/05 maturing 05/02/05
  (collateralized by U.S. Government Agency Securities;
  $114,365,822; 11/01/05 - 04/01/35) /4/                              $111,822,317            $ 111,794,369
                                                      TOTAL REPURCHASE AGREEMENTS               111,794,369
                                                                                              -------------

                                            TOTAL PORTFOLIO INVESTMENTS (120.82%)               633,003,432
LIABILITIES, NET OF CASH AND RECEIVABLES (-20.82%)                                             (109,094,886)
                                                       TOTAL NET ASSETS (100.00%)             $ 523,908,546
                                                                                              ----------------

/1// /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $468,507,827 or 89.43% of net assets.
/3 /Security or a portion of the security was on loan at the end of the period. /4 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 52,855,184
Unrealized Depreciation                        (9,617,393)
                                             ------------
Net Unrealized Appreciation (Depreciation)     43,237,791
Cost for federal income tax purposes         $589,765,641


           INVESTMENTS BY COUNTRY (UNAUDITED)
 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
                          $
 Australia                  27,533,631              4.35%
 Austria                     5,930,493              0.94
 Belgium                     8,285,650              1.31
 Bermuda                     5,438,456              0.86
 Canada                     26,449,946              4.18
 Finland                    11,848,337              1.87
 France                     33,930,677              5.36
 Germany                    43,022,527              6.80
 Greece                      3,792,012              0.60
 Hong Kong                  11,384,869              1.80
 Ireland                     8,984,707              1.42
 Italy                      17,147,375              2.71
 Japan                     106,687,772             16.85
 Korea                       5,111,335              0.81
 Netherlands                14,990,117              2.37
 New Zealand                 1,873,488              0.29
 Norway                      3,487,050              0.55
 Singapore                   3,838,584              0.60
 Spain                      18,372,994              2.90
 Sweden                     13,358,131              2.11
 Switzerland                23,221,230              3.67
 United Kingdom            113,295,410             17.90
 United States             125,018,641             19.75
             TOTAL        $633,003,432            100.00%
                          --------------          ---------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                              LARGECAP GROWTH FUND
                           APRIL 30, 2005 (UNAUDITED)

                                              Shares
                                               Held                                Value
 --------------------------------------------------------------------------------------------------
COMMON STOCKS (92.84%)
AGRICULTURAL CHEMICALS (2.22%)
                                                                               $
 Potash Corp. of Saskatchewan                                51,800               4,358,452
APPLICATIONS SOFTWARE (1.49%)
 Microsoft                                                  115,300               2,917,090
ATHLETIC FOOTWEAR (2.07%)
 Nike                                                        52,800               4,055,568
BEVERAGES-WINE & SPIRITS (1.66%)
 Constellation Brands /1/                                    61,700               3,252,207
CASINO HOTELS (1.96%)
 Station Casinos                                             59,600               3,845,988
CHEMICALS-DIVERSIFIED (1.33%)
 E. I. Du Pont de Nemours                                    55,200               2,600,472
COMPUTERS (1.77%)
 Apple Computer /1/                                          96,200               3,468,972
COMPUTERS-MEMORY DEVICES (1.20%)
 Network Appliance /1/                                       88,300               2,351,429
CONSUMER PRODUCTS-MISCELLANEOUS (2.07%)
 Clorox                                                      64,000               4,051,200
COSMETICS & TOILETRIES (2.14%)
 Colgate-Palmolive                                           55,200               2,748,408
 Estee Lauder                                                37,788               1,451,437
                                                                                  4,199,845
DISPOSABLE MEDICAL PRODUCTS (2.30%)
 C.R. Bard                                                   63,300               4,505,061
DIVERSIFIED MANUFACTURING OPERATIONS (1.79%)
 Textron                                                     46,600               3,511,310
ELECTRIC-GENERATION (0.94%)
 AES /1/                                                    115,000               1,849,200
ELECTRIC-INTEGRATED (2.61%)
 TXU                                                         59,600               5,113,084
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.54%)
 Broadcom /1/                                                97,400               2,913,234
 Texas Instruments                                           83,100               2,074,176
                                                                                  4,987,410
ELECTRONIC FORMS (1.54%)
 Adobe Systems                                               50,800               3,021,076
ENTERPRISE SOFTWARE & SERVICE (0.90%)
 Oracle /1/                                                 152,400               1,761,744
FINANCE-COMMERCIAL (2.16%)
 CIT Group                                                  104,900               4,225,372
FINANCE-CREDIT CARD (1.90%)
 Capital One Financial                                       52,600               3,728,814
FINANCE-INVESTMENT BANKER & BROKER (3.81%)
 Goldman Sachs Group                                         69,900               7,464,621
FOOD-CONFECTIONERY (2.39%)
 Hershey                                                     41,000               2,619,900
                                              Shares

                                              Held                                Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-CONFECTIONERY (CONTINUED)
                                                                               $
 Wm. Wrigley Jr.                                             30,000               2,073,900
                                                                                  4,693,800
MACHINERY-GENERAL INDUSTRY (1.91%)
 Ingersoll-Rand                                              48,700               3,743,569
MEDICAL PRODUCTS (3.00%)
 Johnson & Johnson                                           85,600               5,874,728
MEDICAL-DRUGS (2.35%)
 Schering-Plough                                            220,400               4,599,748
MULTI-LINE INSURANCE (3.08%)
 Cigna                                                       65,700               6,043,086
NETWORKING PRODUCTS (2.30%)
 Juniper Networks /1/                                       199,800               4,513,482
OIL COMPANY-EXPLORATION & PRODUCTION (4.51%)
 Apache                                                      75,200               4,233,008
 Devon Energy                                               102,100               4,611,857
                                                                                  8,844,865
OIL COMPANY-INTEGRATED (2.87%)
 ConocoPhillips                                              53,700               5,630,445
OPTICAL SUPPLIES (1.53%)
 Alcon                                                       31,000               3,007,000
PHARMACY SERVICES (2.42%)
 Caremark Rx /1/                                            118,200               4,733,910
RADIO (1.47%)
 XM Satellite Radio Holdings /1/                            104,100               2,887,734
RETAIL-APPAREL & SHOE (2.23%)
 Nordstrom                                                   86,100               4,376,463
RETAIL-DRUG STORE (2.47%)
 CVS                                                         93,800               4,838,204
RETAIL-OFFICE SUPPLIES (2.71%)
 Staples                                                    278,400               5,309,088
RETAIL-RESTAURANTS (3.43%)
 McDonald's                                                 229,100               6,714,921
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.49%)
 Marvell Technology Group /1/                                87,000               2,912,760
TELECOMMUNICATION EQUIPMENT (2.47%)
 Comverse Technology /1/                                    212,500               4,842,875
TELEPHONE-INTEGRATED (1.92%)
 Sprint                                                     169,300               3,768,618
TRANSPORT-SERVICES (1.46%)
 FedEx                                                       33,700               2,862,815
WEB PORTALS (3.45%)
 Google /1/                                                  22,100               4,862,000
 Yahoo /1/                                                   55,000               1,898,050
                                                                                  6,760,050
                                              Shares

                                              Held                                Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (4.98%)
                                                                               $
 Motorola                                                   312,200               4,789,148
 Nokia                                                      311,500               4,977,770
                                                                                  9,766,918
                                               TOTAL COMMON STOCKS              181,993,994

                                              Principal

                                              Amount                              Value

--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (5.17%)
FINANCE-MORTGAGE LOAN/BANKER (5.17%)
 Investment in Joint Trading Account;
  Federal National Mortgage Association
                                                         $                     $
  2.60%; 05/02/05                                        10,144,189              10,142,583
                                            TOTAL COMMERCIAL PAPER               10,142,583
                                                                               ------------

                              TOTAL PORTFOLIO INVESTMENTS (98.01%)              192,136,577
CASH AND RECEIVABLES, NET OF LIABILITIES (1.99%)                                  3,891,286
                                        TOTAL NET ASSETS (100.00%)             $196,027,863
                                                                               --------------

                            SCHEDULE OF INVESTMENTS
                              LARGECAP GROWTH FUND
                           APRIL 30, 2005 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 11,189,865
Unrealized Depreciation                        (7,448,533)
                                             ------------
Net Unrealized Appreciation (Depreciation)      3,741,332
Cost for federal income tax purposes         $188,395,245

                      INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                     Percentage of
                                                               Total Value
--------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                      $ 38,917,499                     20.26%
 Communications                      32,539,677                     16.93
 Consumer, Cyclical                  29,140,232                     15.17
 Financial                           21,461,893                     11.17
 Technology                          21,420,481                     11.15
 Energy                              14,475,310                      7.53
 Government                          10,142,583                      5.28
 Industrial                          10,117,694                      5.27
 Utilities                            6,962,284                      3.62
 Basic Materials                      6,958,924                      3.62
                TOTAL              $192,136,577                    100.00%
                                 ------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                          LARGECAP S&P 500 INDEX FUND
                           APRIL 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (95.62%)
ADVERTISING AGENCIES (0.19%)
                                                                                 $
 Interpublic Group /1/                                         22,632                 291,047
 Omnicom Group                                                  9,972                 826,679
                                                                                    1,117,726
AEROSPACE & DEFENSE (0.85%)
 Boeing                                                        44,549               2,651,557
 Northrop Grumman                                              19,280               1,057,315
 Raytheon                                                      24,248                 911,967
 Rockwell Collins                                               9,546                 437,970
                                                                                    5,058,809
AEROSPACE & DEFENSE EQUIPMENT (0.92%)
 General Dynamics                                              10,710               1,125,086
 Goodrich                                                       6,426                 258,968
 Lockheed Martin                                               21,484               1,309,450
 United Technologies                                           27,409               2,788,043
                                                                                    5,481,547
AGRICULTURAL OPERATIONS (0.14%)
 Monsanto                                                      14,250                 835,335
AIRLINES (0.10%)
 Delta Air Lines /1/                                            7,483                  24,619
 Southwest Airlines                                            39,428                 586,689
                                                                                      611,308
APPAREL MANUFACTURERS (0.21%)
 Coach /1/                                                     20,464                 548,435
 Jones Apparel Group                                            6,551                 199,478
 Liz Claiborne                                                  5,809                 205,813
 VF                                                             5,350                 302,757
                                                                                    1,256,483
APPLIANCES (0.04%)
 Maytag                                                         4,254                  41,221
 Whirlpool                                                      3,577                 221,989
                                                                                      263,210
APPLICATIONS SOFTWARE (2.51%)
 Citrix Systems /1/                                             9,070                 204,075
 Compuware /1/                                                 20,729                 123,337
 Intuit /1/                                                     9,923                 399,897
 Mercury Interactive /1/                                        4,517                 186,688
 Microsoft                                                    541,522              13,700,507
 Parametric Technology /1/                                     14,476                  77,012
 Siebel Systems /1/                                            27,550                 247,950
                                                                                   14,939,466
ATHLETIC FOOTWEAR (0.18%)
 Nike                                                          12,294                 944,302
 Reebok International                                           2,998                 121,749
                                                                                    1,066,051
AUTO-CARS & LIGHT TRUCKS (0.29%)
 Ford Motor                                                    97,984                 892,634
 General Motors                                                30,228                 806,483
                                                                                    1,699,117
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.12%)
 Navistar International /1/                                     3,519                 103,916
 Paccar                                                         9,295                 631,131
                                                                                      735,047
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.04%)
                                                                                 $
 Dana                                                           8,035                  91,760
 Delphi Automotive Systems                                     30,033                  99,109
 Visteon                                                        6,931                  24,258
                                                                                      215,127
BEVERAGES-NON-ALCOHOLIC (1.84%)
 Coca-Cola                                                    121,243               5,266,796
 Coca-Cola Enterprises                                         18,876                 383,183
 Pepsi Bottling Group                                          10,581                 303,357
 Pepsico                                                       89,811               4,997,084
                                                                                   10,950,420
BEVERAGES-WINE & SPIRITS (0.04%)
 Brown-Forman                                                   4,823                 267,677
BREWERY (0.37%)
 Anheuser-Busch                                                41,580               1,948,854
 Molson Coors Brewing                                           4,301                 265,587
                                                                                    2,214,441
BROADCASTING SERVICES & PROGRAMMING (0.15%)
 Clear Channel Communications                                  28,206                 900,900
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.18%)
 Masco                                                         23,975                 754,973
 Vulcan Materials                                               5,508                 292,144
                                                                                    1,047,117
BUILDING PRODUCTS-AIR & HEATING (0.07%)
 American Standard                                              9,642                 431,094
BUILDING-MAINTENANCE & SERVICE (0.06%)
 Ecolab                                                        11,817                 386,534
BUILDING-RESIDENTIAL & COMMERCIAL (0.18%)
 Centex                                                         6,772                 390,880
 KB Home                                                        4,458                 254,106
 Pulte Homes                                                    6,342                 453,136
                                                                                    1,098,122
CABLE TV (0.64%)
 Comcast /1/                                                  118,383               3,801,278
CASINO HOTELS (0.07%)
 Harrah's Entertainment                                         6,091                 399,691
CASINO SERVICES (0.08%)
 International Game Technology                                 18,465                 496,524
CELLULAR TELECOMMUNICATIONS (0.28%)
 Nextel Communications /1/                                     60,299               1,687,769
CHEMICALS-DIVERSIFIED (1.00%)
 Dow Chemical                                                  51,032               2,343,900
 E. I. Du Pont de Nemours                                      53,357               2,513,648
 PPG Industries                                                 9,268                 626,054
 Rohm & Haas                                                   10,405                 454,282
                                                                                    5,937,884
CHEMICALS-SPECIALTY (0.14%)
 Eastman Chemical                                               4,170                 225,180
 Engelhard                                                      6,538                 200,259
 Great Lakes Chemical                                           2,752                  85,422
 Hercules /1/                                                   5,992                  79,274
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                                 $
 Sigma-Aldrich                                                  3,684                 215,256
                                                                                      805,391
CIRCUIT BOARDS (0.05%)
 Jabil Circuit /1/                                              9,822                 271,087
COATINGS & PAINT (0.05%)
 Sherwin-Williams                                               6,773                 301,873
COMMERCIAL BANKS (0.94%)
 AmSouth Bancorp                                               19,004                 500,185
 BB&T                                                          29,351               1,150,853
 Compass Bancshares                                             6,613                 284,491
 First Horizon National                                         6,589                 273,641
 M&T Bank                                                       5,262                 544,354
 Marshall & Ilsley                                             11,121                 474,200
 North Fork Bancorp                                            25,187                 709,014
 Regions Financial                                             24,863                 832,662
 Synovus Financial                                             16,636                 466,307
 Zions Bancorp                                                  4,809                 336,774
                                                                                    5,572,481
COMMERCIAL SERVICE-FINANCE (0.31%)
 Equifax                                                        7,229                 243,256
 H&R Block                                                      8,843                 440,470
 Moody's                                                        7,340                 602,907
 Paychex                                                       19,032                 582,379
                                                                                    1,869,012
COMMERCIAL SERVICES (0.02%)
 Convergys /1/                                                  7,605                  98,561
COMPUTER AIDED DESIGN (0.07%)
 Autodesk                                                      12,282                 390,936
COMPUTER SERVICES (0.33%)
 Affiliated Computer Services /1/                               6,779                 323,155
 Computer Sciences /1/                                         10,227                 444,670
 Electronic Data Systems                                       27,703                 536,053
 Sungard Data Systems /1/                                      15,459                 516,331
 Unisys /1/                                                    18,051                 117,151
                                                                                    1,937,360
COMPUTERS (2.04%)
 Apple Computer /1/                                            43,733               1,577,012
 Gateway /1/                                                   15,998                  54,553
 Hewlett-Packard                                              154,962               3,172,072
 International Business Machines                               87,374               6,673,626
 Sun Microsystems /1/                                         180,774                 656,210
                                                                                   12,133,473
COMPUTERS-INTEGRATED SYSTEMS (0.82%)
 Dell /1/                                                     131,599               4,583,593
 NCR /1/                                                        9,966                 328,878
                                                                                    4,912,471
COMPUTERS-MEMORY DEVICES (0.37%)
 EMC /1/                                                      128,737               1,689,029
 Network Appliance /1/                                         19,595                 521,815
                                                                                    2,210,844
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (0.08%)
                                                                                 $
 Lexmark International /1/                                      6,776                 470,593
CONSUMER PRODUCTS-MISCELLANEOUS (0.20%)
 Clorox                                                         8,209                 519,630
 Fortune Brands                                                 7,754                 655,833
                                                                                    1,175,463
CONTAINERS-METAL & GLASS (0.04%)
 Ball                                                           5,883                 232,379
CONTAINERS-PAPER & PLASTIC (0.09%)
 Bemis                                                          5,729                 157,891
 Pactiv /1/                                                     7,944                 170,320
 Sealed Air /1/                                                 4,471                 216,575
                                                                                      544,786
COSMETICS & TOILETRIES (2.43%)
 Alberto-Culver                                                 4,538                 201,941
 Avon Products                                                 25,236               1,011,459
 Colgate-Palmolive                                             28,123               1,400,244
 Gillette                                                      53,052               2,739,605
 International Flavors & Fragrances                             4,740                 179,646
 Kimberly-Clark                                                25,756               1,608,462
 Procter & Gamble                                             135,002               7,310,359
                                                                                   14,451,716
CRUISE LINES (0.23%)
 Carnival                                                      28,195               1,378,172
DATA PROCESSING & MANAGEMENT (0.65%)
 Automatic Data Processing                                     31,205               1,355,545
 First Data                                                    42,914               1,632,019
 Fiserv /1/                                                    10,342                 437,467
 VERITAS Software /1/                                          22,591                 465,149
                                                                                    3,890,180
DISPOSABLE MEDICAL PRODUCTS (0.07%)
 C.R. Bard                                                      5,605                 398,908
DISTRIBUTION-WHOLESALE (0.11%)
 Genuine Parts                                                  9,350                 401,115
 W.W. Grainger                                                  4,463                 246,759
                                                                                      647,874
DIVERSIFIED MANUFACTURING OPERATIONS (5.57%)
 3M                                                            41,338               3,161,117
 Cooper Industries                                              4,958                 315,626
 Danaher                                                       14,727                 745,628
 Dover                                                         10,901                 396,360
 Eaton                                                          8,182                 480,283
 General Electric /2/                                         567,240              20,534,088
 Honeywell International                                       45,531               1,628,189
 Illinois Tool Works                                           14,703               1,232,405
 ITT Industries                                                 4,939                 446,782
 Leggett & Platt                                               10,213                 275,343
 Textron                                                        7,233                 545,007
 Tyco International                                           107,741               3,373,371
                                                                                   33,134,199
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.19%)
 Cendant                                                       56,470               1,124,318
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DRUG DELIVERY SYSTEMS (0.05%)
                                                                                 $
 Hospira /1/                                                    8,353                 280,243
E-COMMERCE-SERVICES (0.37%)
 eBay /1/                                                      64,773               2,055,247
 Monster Worldwide /1/                                          6,459                 148,622
                                                                                    2,203,869
ELECTRIC PRODUCTS-MISCELLANEOUS (0.27%)
 Emerson Electric                                              22,441               1,406,378
 Molex                                                          8,974                 228,029
                                                                                    1,634,407
ELECTRIC-GENERATION (0.09%)
 AES /1/                                                       34,722                 558,330
ELECTRIC-INTEGRATED (2.93%)
 Allegheny Energy /1/                                           8,673                 211,968
 Ameren                                                        10,452                 540,368
 American Electric Power                                       20,516                 722,574
 CenterPoint Energy                                            15,485                 183,342
 Cinergy                                                       10,243                 405,623
 CMS Energy /1/                                                11,529                 148,955
 Consolidated Edison                                           12,981                 561,818
 Constellation Energy Group                                     9,464                 497,428
 Dominion Resources                                            18,228               1,374,391
 DTE Energy                                                     9,310                 427,794
 Duke Energy                                                   50,196               1,465,221
 Edison International                                          17,436                 632,927
 Entergy                                                       11,406                 836,060
 Exelon                                                        35,578               1,761,111
 FirstEnergy                                                   17,652                 768,215
 FPL Group                                                     20,935                 854,567
 NiSource                                                      14,516                 337,352
 PG&E                                                          19,304                 670,235
 Pinnacle West Capital                                          5,184                 217,210
 PPL                                                           10,121                 549,165
 Progress Energy                                               13,221                 555,150
 Public Service Enterprise Group                               12,755                 741,065
 Southern                                                      39,754               1,309,894
 TECO Energy                                                   11,052                 183,574
 TXU                                                           12,855               1,102,830
 Xcel Energy                                                   21,454                 368,580
                                                                                   17,427,417
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.05%)
 Sanmina /1/                                                   28,012                 112,328
 Solectron /1/                                                 51,968                 171,495
                                                                                      283,823
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.27%)
 Advanced Micro Devices /1/                                    21,083                 300,011
 Altera /1/                                                    19,924                 413,025
 Applied Micro Circuits /1/                                    16,487                  44,020
 Broadcom /1/                                                  15,565                 465,549
 Freescale Semiconductor /1/                                   21,490                 405,302
 Intel                                                        333,252               7,838,087
 LSI Logic /1/                                                 20,600                 110,416
 Micron Technology /1/                                         32,850                 318,974
 National Semiconductor                                        19,015                 362,806
 Nvidia /1/                                                     8,895                 195,156
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                 $
 PMC - Sierra /1/                                               9,621                  77,545
 QLogic /1/                                                     4,915                 163,375
 Texas Instruments                                             92,119               2,299,290
 Xilinx                                                        18,651                 502,458
                                                                                   13,496,014
ELECTRONIC FORMS (0.13%)
 Adobe Systems                                                 13,022                 774,418
ELECTRONIC MEASUREMENT INSTRUMENTS (0.10%)
 Agilent Technologies /1/                                      23,131                 479,968
 Tektronix                                                      4,782                 103,578
                                                                                      583,546
ELECTRONICS-MILITARY (0.07%)
 L-3 Communications Holdings                                    6,163                 437,388
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.04%)
 Fluor                                                          4,578                 236,042
ENGINES-INTERNAL COMBUSTION (0.03%)
 Cummins Engine                                                 2,290                 155,720
ENTERPRISE SOFTWARE & SERVICE (0.65%)
 BMC Software /1/                                              11,855                 192,051
 Computer Associates International                             28,482                 766,166
 Novell /1/                                                    20,281                 119,861
 Oracle /1/                                                   240,474               2,779,879
                                                                                    3,857,957
ENTERTAINMENT SOFTWARE (0.15%)
 Electronic Arts /1/                                           16,479                 879,814
FIDUCIARY BANKS (0.52%)
 Bank of New York                                              41,659               1,163,952
 Mellon Financial                                              22,679                 627,982
 Northern Trust                                                10,885                 490,152
 State Street                                                  17,849                 825,159
                                                                                    3,107,245
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Pall                                                           6,635                 178,017
FINANCE-COMMERCIAL (0.08%)
 CIT Group                                                     11,284                 454,520
FINANCE-CONSUMER LOANS (0.18%)
 SLM                                                           23,003               1,095,863
FINANCE-CREDIT CARD (0.98%)
 American Express                                              62,783               3,308,664
 Capital One Financial                                         13,228                 937,733
 MBNA                                                          68,377               1,350,446
 Providian Financial /1/                                       15,686                 261,485
                                                                                    5,858,328
FINANCE-INVESTMENT BANKER & BROKER (4.08%)
 Bear Stearns                                                   6,063                 573,923
 Charles Schwab                                                61,437                 635,873
 Citigroup                                                    279,647              13,132,223
 E*Trade Financial /1/                                         19,835                 220,367
 Goldman Sachs Group                                           23,963               2,559,009
 Lehman Brothers Holdings                                      14,772               1,354,888
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                                 $
 Merrill Lynch                                                 49,815               2,686,523
 Morgan Stanley                                                59,550               3,133,521
                                                                                   24,296,327
FINANCE-MORTGAGE LOAN/BANKER (1.04%)
 Countrywide Financial                                         31,062               1,124,134
 Federal Home Loan Mortgage                                    36,819               2,265,105
 Federal National Mortgage Association                         51,799               2,794,556
                                                                                    6,183,795
FINANCIAL GUARANTEE INSURANCE (0.18%)
 Ambac Financial Group                                          5,815                 388,733
 MBIA                                                           7,531                 394,474
 MGIC Investment                                                5,179                 305,561
                                                                                    1,088,768
FOOD-CONFECTIONERY (0.25%)
 Hershey                                                       11,708                 748,141
 Wm. Wrigley Jr.                                               10,467                 723,584
                                                                                    1,471,725
FOOD-FLOUR & GRAIN (0.10%)
 Archer Daniels Midland                                        33,349                 599,949
FOOD-MISCELLANEOUS/DIVERSIFIED (0.82%)
 Campbell Soup                                                 17,426                 518,249
 ConAgra Foods                                                 27,587                 737,952
 General Mills                                                 19,538                 965,177
 H.J. Heinz                                                    18,734                 690,348
 Kellogg                                                       18,783                 844,296
 McCormick                                                      7,267                 251,366
 Sara Lee                                                      42,242                 903,556
                                                                                    4,910,944
FOOD-RETAIL (0.25%)
 Albertson's                                                   19,697                 389,804
 Kroger /1/                                                    39,184                 617,932
 Safeway /1/                                                   23,949                 509,874
                                                                                    1,517,610
FOOD-WHOLESALE & DISTRIBUTION (0.24%)
 Supervalu                                                      7,230                 228,179
 Sysco                                                         34,085               1,179,341
                                                                                    1,407,520
FORESTRY (0.06%)
 Plum Creek Timber                                              9,837                 339,770
GAS-DISTRIBUTION (0.17%)
 KeySpan                                                        8,606                 326,426
 Nicor                                                          2,360                  87,249
 Peoples Energy                                                 2,029                  80,348
 Sempra Energy                                                 12,737                 514,320
                                                                                    1,008,343
GOLD MINING (0.15%)
 Newmont Mining                                                23,756                 902,015
HEALTH CARE COST CONTAINMENT (0.10%)
 McKesson                                                      15,798                 584,526
HOME DECORATION PRODUCTS (0.05%)
 Newell Rubbermaid                                             14,706                 319,561
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOTELS & MOTELS (0.29%)
                                                                                 $
 Hilton Hotels                                                 20,588                 449,436
 Marriott International                                        10,753                 674,751
 Starwood Hotels & Resorts Worldwide                           11,370                 617,846
                                                                                    1,742,033
HUMAN RESOURCES (0.04%)
 Robert Half International                                      8,614                 213,799
IDENTIFICATION SYSTEM-DEVELOPMENT (0.03%)
 Symbol Technologies                                           12,985                 173,609
INDEPENDENT POWER PRODUCER (0.01%)
 Calpine /1/                                                   28,595                  51,185
INDUSTRIAL AUTOMATION & ROBOTS (0.07%)
 Rockwell Automation                                            9,363                 432,851
INDUSTRIAL GASES (0.26%)
 Air Products & Chemicals                                      12,180                 715,331
 Praxair                                                       17,272                 808,848
                                                                                    1,524,179
INSTRUMENTS-CONTROLS (0.19%)
 Johnson Controls                                              10,231                 561,375
 Parker Hannifin                                                6,431                 385,474
 Thermo Electron /1/                                            8,560                 213,829
                                                                                    1,160,678
INSTRUMENTS-SCIENTIFIC (0.19%)
 Applied Biosystems Group                                      10,506                 222,727
 Fisher Scientific International /1/                            6,276                 372,669
 Millipore /1/                                                  2,661                 128,314
 PerkinElmer                                                    6,932                 128,242
 Waters /1/                                                     6,467                 256,287
                                                                                    1,108,239
INSURANCE BROKERS (0.19%)
 Aon                                                           16,936                 353,116
 Marsh & McLennan                                              28,306                 793,417
                                                                                    1,146,533
INTERNET SECURITY (0.12%)
 Symantec /1/                                                  37,972                 713,114
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.24%)
 Federated Investors                                            5,091                 144,839
 Franklin Resources                                            10,586                 727,046
 Janus Capital Group                                           12,645                 164,259
 T. Rowe Price Group                                            6,623                 365,391
                                                                                    1,401,535
LEISURE & RECREATION PRODUCTS (0.04%)
 Brunswick                                                      5,185                 217,770
LIFE & HEALTH INSURANCE (0.52%)
 Aflac                                                         26,857               1,091,737
 Jefferson-Pilot                                                7,306                 366,834
 Lincoln National                                               9,330                 419,570
 Principal Financial Group /3/                                 16,029                 626,413
 Torchmark                                                      5,785                 309,093
 UnumProvident                                                 15,925                 266,266
                                                                                    3,079,913
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LINEN SUPPLY & RELATED ITEMS (0.05%)
                                                                                 $
 Cintas                                                         7,995                 308,527
MACHINERY-CONSTRUCTION & MINING (0.27%)
 Caterpillar                                                   18,353               1,615,982
MACHINERY-FARM (0.14%)
 Deere                                                         13,212                 826,278
MACHINERY-GENERAL INDUSTRY (0.12%)
 Ingersoll-Rand                                                 9,275                 712,969
MEDICAL INFORMATION SYSTEM (0.05%)
 IMS Health                                                    12,413                 297,664
MEDICAL INSTRUMENTS (1.20%)
 Biomet                                                        13,522                 523,166
 Boston Scientific /1/                                         40,674               1,203,137
 Guidant                                                       17,264               1,278,917
 Medtronic                                                     64,730               3,411,271
 St. Jude Medical /1/                                          19,314                 753,826
                                                                                    7,170,317
MEDICAL LABORATORY & TESTING SERVICE (0.15%)
 Laboratory Corp. of America Holdings /1/                       7,227                 357,736
 Quest Diagnostics                                              4,885                 516,833
                                                                                      874,569
MEDICAL PRODUCTS (2.52%)
 Baxter International                                          33,164               1,230,384
 Becton Dickinson                                              13,535                 792,068
 Johnson & Johnson                                            159,143              10,921,984
 Stryker                                                       20,053                 973,573
 Zimmer Holdings /1/                                           13,201               1,074,826
                                                                                   14,992,835
MEDICAL-BIOMEDICAL/GENE (0.94%)
 Amgen /1/                                                     67,042               3,902,515
 Biogen Idec /1/                                               17,850                 646,884
 Chiron /1/                                                     7,900                 269,785
 Genzyme /1/                                                   13,265                 777,461
                                                                                    5,596,645
MEDICAL-DRUGS (5.32%)
 Abbott Laboratories                                           83,430               4,101,419
 Allergan                                                       7,043                 495,757
 Bristol-Myers Squibb                                         104,577               2,719,002
 Eli Lilly                                                     60,620               3,544,451
 Forest Laboratories /1/                                       18,804                 670,927
 King Pharmaceuticals /1/                                      12,928                 103,424
 Medimmune /1/                                                 13,311                 337,700
 Merck                                                        118,169               4,005,929
 Pfizer                                                       399,274              10,848,275
 Schering-Plough                                               78,936               1,647,394
 Wyeth                                                         71,501               3,213,255
                                                                                   31,687,533
MEDICAL-GENERIC DRUGS (0.07%)
 Mylan Laboratories                                            14,409                 237,748
 Watson Pharmaceutical /1/                                      5,860                 175,800
                                                                                      413,548
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (1.14%)
                                                                                 $
 Aetna                                                         15,754               1,155,871
 Humana /1/                                                     8,606                 298,198
 UnitedHealth Group                                            34,330               3,244,528
 WellPoint /1/                                                 16,322               2,085,136
                                                                                    6,783,733
MEDICAL-HOSPITALS (0.31%)
 HCA                                                           22,030               1,230,155
 Health Management Associates                                  13,058                 322,925
 Tenet Healthcare /1/                                          25,063                 300,004
                                                                                    1,853,084
MEDICAL-NURSING HOMES (0.03%)
 Manor Care                                                     4,612                 153,810
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.27%)
 AmerisourceBergen                                              5,641                 345,680
 Cardinal Health                                               23,205               1,289,502
                                                                                    1,635,182
METAL-ALUMINUM (0.23%)
 Alcoa                                                         46,641               1,353,522
METAL-COPPER (0.07%)
 Phelps Dodge                                                   5,172                 444,016
METAL-DIVERSIFIED (0.06%)
 Freeport-McMoran Copper & Gold                                 9,578                 331,973
MISCELLANEOUS INVESTING (0.50%)
 Apartment Investment & Management                              5,119                 195,136
 Archstone-Smith Trust                                         10,691                 384,555
 Equity Office Properties Trust                                21,580                 679,123
 Equity Residential Properties Trust                           15,133                 519,819
 Prologis Trust                                                 9,842                 389,645
 Simon Property Group                                          11,835                 781,938
                                                                                    2,950,216
MONEY CENTER BANKS (2.78%)
 Bank of America                                              216,939               9,770,933
 JP Morgan Chase                                              190,184               6,749,630
                                                                                   16,520,563
MOTORCYCLE & MOTOR SCOOTER (0.12%)
 Harley-Davidson                                               15,625                 734,687
MULTI-LINE INSURANCE (2.67%)
 Allstate                                                      36,349               2,041,360
 American International Group                                 139,389               7,087,931
 Cigna                                                          7,040                 647,539
 Cincinnati Financial                                           8,928                 359,269
 Hartford Financial Services Group                             15,825               1,145,255
 Loews                                                          8,543                 605,528
 MetLife                                                       39,224               1,525,814
 Prudential Financial                                          28,042               1,602,600
 Safeco                                                         6,805                 358,419
 XL Capital                                                     7,440                 523,032
                                                                                   15,896,747
MULTIMEDIA (2.45%)
 Gannett                                                       13,441               1,034,957
 McGraw-Hill                                                   10,192                 887,519
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (CONTINUED)
                                                                                 $
 Meredith                                                       2,433                 114,351
 News                                                         153,387               2,343,753
 Time Warner /1/                                              245,959               4,134,571
 Viacom                                                        91,248               3,159,006
 Walt Disney                                                  109,570               2,892,648
                                                                                   14,566,805
NETWORKING PRODUCTS (1.10%)
 Cisco Systems /1/                                            345,934               5,977,740
 Lucent Technologies /1/                                      237,133                 576,233
                                                                                    6,553,973
NON-HAZARDOUS WASTE DISPOSAL (0.16%)
 Allied Waste Industries /1/                                   14,522                 116,031
 Waste Management                                              30,423                 866,751
                                                                                      982,782
OFFICE AUTOMATION & EQUIPMENT (0.21%)
 Pitney Bowes                                                  12,354                 552,471
 Xerox /1/                                                     51,236                 678,877
                                                                                    1,231,348
OFFICE SUPPLIES & FORMS (0.05%)
 Avery Dennison                                                 5,438                 284,679
OIL & GAS DRILLING (0.29%)
 Nabors Industries /1/                                          7,578                 408,227
 Noble                                                          7,255                 369,280
 Rowan                                                          5,738                 152,229
 Transocean /1/                                                17,187                 796,961
                                                                                    1,726,697
OIL COMPANY-EXPLORATION & PRODUCTION (0.99%)
 Anadarko Petroleum                                            12,674                 925,709
 Apache                                                        17,472                 983,499
 Burlington Resources                                          20,706               1,006,519
 Devon Energy                                                  25,657               1,158,927
 EOG Resources                                                 12,789                 608,117
 Kerr-McGee                                                     8,735                 677,836
 XTO Energy                                                    18,591                 560,890
                                                                                    5,921,497
OIL COMPANY-INTEGRATED (5.51%)
 Amerada Hess                                                   4,562                 427,231
 ChevronTexaco                                                112,624               5,856,448
 ConocoPhillips                                                37,238               3,904,404
 Exxon Mobil                                                  341,727              19,488,691
 Marathon Oil                                                  18,571                 864,852
 Occidental Petroleum                                          21,258               1,466,802
 Unocal                                                        14,479                 789,829
                                                                                   32,798,257
OIL FIELD MACHINERY & EQUIPMENT (0.06%)
 National-Oilwell Varco /1/                                     8,979                 356,825
OIL REFINING & MARKETING (0.26%)
 Ashland                                                        3,550                 238,702
 Sunoco                                                         3,711                 368,354
 Valero Energy                                                 13,734                 941,191
                                                                                    1,548,247
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (0.76%)
                                                                                 $
 Baker Hughes                                                  18,098                 798,484
 BJ Services                                                    8,694                 423,832
 Halliburton                                                   26,997               1,122,805
 Schlumberger                                                  31,553               2,158,541
                                                                                    4,503,662
OPTICAL SUPPLIES (0.04%)
 Bausch & Lomb                                                  2,870                 215,250
PAPER & RELATED PRODUCTS (0.49%)
 Georgia-Pacific                                               13,905                 476,524
 International Paper                                           26,241                 899,804
 Louisiana-Pacific                                              5,927                 145,804
 MeadWestvaco                                                  10,845                 319,385
 Temple-Inland                                                  6,122                 206,618
 Weyerhaeuser                                                  12,990                 891,244
                                                                                    2,939,379
PHARMACY SERVICES (0.35%)
 Caremark Rx /1/                                               24,456                 979,463
 Express Scripts /1/                                            4,071                 364,924
 Medco Health Solutions /1/                                    14,736                 751,094
                                                                                    2,095,481
PHOTO EQUIPMENT & SUPPLIES (0.06%)
 Eastman Kodak                                                 15,342                 383,550
PIPELINES (0.23%)
 Dynegy /1/                                                    17,723                  59,372
 El Paso                                                       34,422                 343,876
 Kinder Morgan                                                  5,877                 449,356
 Williams                                                      30,516                 519,382
                                                                                    1,371,986
POWER CONVERTER & SUPPLY EQUIPMENT (0.04%)
 American Power Conversion                                      9,621                 233,405
PRINTING-COMMERCIAL (0.06%)
 R.R. Donnelley & Sons                                         11,527                 379,354
PROPERTY & CASUALTY INSURANCE (0.63%)
 ACE                                                           15,209                 653,379
 Chubb                                                         10,251                 838,327
 Progressive                                                   10,714                 977,867
 St. Paul                                                      35,828               1,282,642
                                                                                    3,752,215
PUBLICLY TRADED INVESTMENT FUND (0.29%)
 iShares S&P 500 Index Fund                                    14,770               1,709,923
PUBLISHING-NEWSPAPERS (0.21%)
 Dow Jones                                                      3,778                 126,336
 Knight Ridder                                                  4,040                 261,388
 New York Times                                                 7,801                 260,241
 Tribune                                                       15,963                 616,172
                                                                                    1,264,137
REGIONAL BANKS (3.11%)
 Comerica                                                       9,108                 521,524
 Fifth Third Bancorp                                           27,833               1,210,736
 Huntington Bancshares                                         12,408                 291,712
 KeyCorp                                                       21,745                 721,064
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                                 $
 National City                                                 31,801               1,079,962
 PNC Financial Services Group                                  15,126                 805,157
 SunTrust Banks                                                18,151               1,321,937
 U.S. Bancorp                                                  99,187               2,767,317
 Wachovia                                                      84,852               4,342,726
 Wells Fargo                                                   90,752               5,439,675
                                                                                   18,501,810
RETAIL-APPAREL & SHOE (0.28%)
 Gap                                                           42,418                 905,624
 Limited                                                       20,445                 443,452
 Nordstrom                                                      6,747                 342,950
                                                                                    1,692,026
RETAIL-AUTO PARTS (0.05%)
 Autozone /1/                                                   3,621                 300,543
RETAIL-AUTOMOBILE (0.04%)
 AutoNation /1/                                                12,085                 220,793
RETAIL-BEDDING (0.10%)
 Bed Bath & Beyond /1/                                         16,195                 602,616
RETAIL-BUILDING PRODUCTS (1.06%)
 Home Depot                                                   117,522               4,156,753
 Lowe's                                                        41,355               2,155,009
                                                                                    6,311,762
RETAIL-CONSUMER ELECTRONICS (0.20%)
 Best Buy                                                      15,977                 804,282
 Circuit City Stores                                           10,237                 161,745
 RadioShack                                                     8,480                 211,745
                                                                                    1,177,772
RETAIL-DISCOUNT (2.19%)
 Big Lots /1/                                                   6,040                  61,487
 Costco Wholesale                                              25,279               1,025,822
 Dollar General                                                16,133                 328,307
 Family Dollar Stores                                           8,975                 242,146
 Target                                                        47,921               2,223,534
 TJX                                                           25,788                 584,098
 Wal-Mart Stores                                              181,310               8,546,953
                                                                                   13,012,347
RETAIL-DRUG STORE (0.58%)
 CVS                                                           21,410               1,104,328
 Walgreen                                                      54,661               2,353,702
                                                                                    3,458,030
RETAIL-JEWELRY (0.04%)
 Tiffany                                                        7,786                 234,748
RETAIL-MAJOR DEPARTMENT STORE (0.32%)
 J.C. Penney                                                   14,471                 686,070
 May Department Stores                                         15,625                 548,125
 Sears Holdings /1/                                             5,135                 694,458
                                                                                    1,928,653
RETAIL-OFFICE SUPPLIES (0.21%)
 Office Depot /1/                                              16,738                 327,730
 OfficeMax                                                      5,001                 162,432
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-OFFICE SUPPLIES (CONTINUED)
                                                                                 $
 Staples                                                       39,756                 758,147
                                                                                    1,248,309
RETAIL-REGIONAL DEPARTMENT STORE (0.24%)
 Dillard's                                                      3,780                  87,961
 Federated Department Stores                                    9,055                 520,662
 Kohl's /1/                                                    17,442                 830,239
                                                                                    1,438,862
RETAIL-RESTAURANTS (0.72%)
 Darden Restaurants                                             7,906                 237,180
 McDonald's                                                    68,080               1,995,425
 Starbucks /1/                                                 21,387               1,059,084
 Wendy's International                                          6,099                 261,830
 Yum! Brands                                                   15,593                 732,247
                                                                                    4,285,766
RETAIL-TOY STORE (0.05%)
 Toys R Us /1/                                                 11,509                 291,753
RUBBER-TIRES (0.03%)
 Cooper Tire & Rubber                                           3,755                  65,525
 Goodyear Tire & Rubber /1/                                     9,406                 111,649
                                                                                      177,174
SAVINGS & LOANS-THRIFTS (0.55%)
 Golden West Financial                                         15,112                 941,931
 Sovereign Bancorp                                             20,057                 412,572
 Washington Mutual                                             46,734               1,931,049
                                                                                    3,285,552
SCHOOLS (0.11%)
 Apollo Group /1/                                               8,869                 639,632
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.32%)
 Analog Devices                                                19,936                 680,017
 Linear Technology                                             16,433                 587,315
 Maxim Integrated Products                                     17,484                 653,902
                                                                                    1,921,234
SEMICONDUCTOR EQUIPMENT (0.34%)
 Applied Materials /1/                                         89,257               1,327,252
 Kla-Tencor /1/                                                10,518                 410,412
 Novellus Systems /1/                                           7,481                 175,280
 Teradyne /1/                                                  10,392                 114,520
                                                                                    2,027,464
STEEL PRODUCERS (0.12%)
 Nucor                                                          8,550                 436,905
 United States Steel                                            6,109                 261,221
                                                                                      698,126
STEEL-SPECIALTY (0.02%)
 Allegheny Technologies                                         4,791                 107,318
TELECOMMUNICATION EQUIPMENT (0.66%)
 ADC Telecommunications /1/                                    43,389                  98,493
 Andrew /1/                                                     8,615                 105,706
 Comverse Technology /1/                                       10,578                 241,073
 Qualcomm                                                      88,078               3,073,041
 Scientific-Atlanta                                             8,137                 248,830
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                                 $
 Tellabs /1/                                                   24,724                 191,858
                                                                                    3,959,001
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.21%)
 CIENA /1/                                                     30,625                  70,437
 Corning /1/                                                   75,444               1,037,355
 JDS Uniphase /1/                                              77,316                 114,428
                                                                                    1,222,220
TELECOMMUNICATION SERVICES (0.04%)
 Avaya /1/                                                     25,688                 222,972
TELEPHONE-INTEGRATED (2.75%)
 ALLTEL                                                        16,191                 922,239
 AT&T                                                          42,832                 819,376
 BellSouth                                                     98,020               2,596,550
 CenturyTel                                                     7,201                 220,999
 Citizens Communications                                       17,952                 228,888
 Qwest Communications International /1/                        89,443                 305,895
 SBC Communications                                           176,791               4,207,626
 Sprint                                                        79,098               1,760,721
 Verizon Communications                                       148,241               5,307,028
                                                                                   16,369,322
TELEVISION (0.07%)
 Univision Communications /1/                                  15,620                 410,650
THERAPEUTICS (0.14%)
 Gilead Sciences /1/                                           23,168                 859,533
TOBACCO (1.36%)
 Altria Group                                                 110,706               7,194,783
 Reynolds American                                              6,231                 485,831
 UST                                                            8,847                 405,193
                                                                                    8,085,807
TOOLS-HAND HELD (0.11%)
 Black & Decker                                                 4,293                 359,023
 Snap-On                                                        3,100                 102,827
 Stanley Works                                                  4,023                 173,110
                                                                                      634,960
TOYS (0.10%)
 Hasbro                                                         8,932                 168,993
 Mattel                                                        22,299                 402,497
                                                                                      571,490
TRANSPORT-RAIL (0.50%)
 Burlington Northern Santa Fe                                  20,249                 977,014
 CSX                                                           11,539                 463,060
 Norfolk Southern                                              21,421                 672,620
 Union Pacific                                                 13,967                 892,910
                                                                                    3,005,604
TRANSPORT-SERVICES (0.95%)
 FedEx                                                         16,125               1,369,819
 United Parcel Service                                         59,897               4,271,255
                                                                                    5,641,074
TRAVEL SERVICES (0.02%)
 Sabre Holdings                                                 7,038                 137,663
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRUCKING & LEASING (0.02%)
                                                                                 $
 Ryder System                                                   3,430                 126,670
WEB PORTALS (0.40%)
 Yahoo /1/                                                     69,783               2,408,211
WIRELESS EQUIPMENT (0.34%)
 Motorola                                                     131,214               2,012,823
                                                 TOTAL COMMON STOCKS              569,154,148

                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.78%)
FINANCE-MORTGAGE LOAN/BANKER (3.78%)
 Investment in Joint Trading Account; Federal
  National Mortgage Association
                                                           $                     $
  2.60%; 05/02/05                                          22,500,815              22,497,252
                                              TOTAL COMMERCIAL PAPER               22,497,252
                                                                                 ------------

                                TOTAL PORTFOLIO INVESTMENTS (99.40%)              591,651,400
CASH AND RECEIVABLES, NET OF LIABILITIES (0.60%)                                    3,553,195
                                          TOTAL NET ASSETS (100.00%)             $595,204,595
                                                                                 --------------

-------------------------------------------------------------------------------
 Contract                       Opening        Current         Unrealized
   Type        Commitment    Market Value   Market Value       Gain (Loss)
-------------------------------------------------------------------------------
Futures Contracts

79 S&P 500       Buy          $23,537,514    $22,880,375       $(657,139)
June 2005
Futures

/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,430,000 or 0.91% of net assets.
/3 /Affiliated security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 68,063,651
Unrealized Depreciation                       (34,986,554)
                                             ------------
Net Unrealized Appreciation (Depreciation)     33,077,097
Cost for federal income tax purposes         $558,574,304

                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                     Percentage of
                                                               Total Value
--------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                      $127,524,994                     20.75%
 Financial                          109,132,747                     17.76
 Industrial                          65,783,581                     10.71
 Technology                          65,371,235                     10.64
 Communications                      59,414,770                      9.67
 Consumer, Cyclical                  51,633,164                      8.40
 Energy                              47,988,469                      7.81
 Government                          27,556,913                      4.48
 Futures Contracts                   22,880,375                      3.72
 Utilities                           19,045,275                      3.10
 Basic Materials                     16,490,329                      2.68
 Funds                                1,709,923                      0.28
                TOTAL              $614,531,775                    100.00%
                                 ------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                              LARGECAP VALUE FUND
                           APRIL 30, 2005 (UNAUDITED)

                                            Shares

                                            Held                                       Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (94.74%)
ADVERTISING AGENCIES (0.33%)
                                                                                    $
 Omnicom Group                                                     6,670                 552,943
AEROSPACE & DEFENSE (0.86%)
 Northrop Grumman                                                 26,310               1,442,840
AEROSPACE & DEFENSE EQUIPMENT (1.70%)
 General Dynamics                                                 11,120               1,168,156
 Lockheed Martin                                                  27,300               1,663,935
                                                                                       2,832,091
APPAREL MANUFACTURERS (0.69%)
 Liz Claiborne                                                    15,390                 545,267
 VF                                                               10,720                 606,645
                                                                                       1,151,912
APPLICATIONS SOFTWARE (0.28%)
 Compuware /1/                                                    79,650                 473,918
ATHLETIC FOOTWEAR (0.37%)
 Nike                                                              8,050                 618,320
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.45%)
 Paccar                                                           11,110                 754,369
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.33%)
 Autoliv                                                          12,590                 557,108
BEVERAGES-NON-ALCOHOLIC (0.62%)
 Coca-Cola                                                        23,790               1,033,438
BEVERAGES-WINE & SPIRITS (0.34%)
 Brown-Forman                                                     10,170                 564,435
BUILDING-RESIDENTIAL & COMMERCIAL (1.01%)
 DR Horton                                                        19,566                 596,763
 MDC Holdings                                                      6,830                 446,545
 Pulte Homes                                                       8,910                 636,620
                                                                                       1,679,928
CABLE TV (0.60%)
 Comcast /1/                                                      31,160               1,000,548
CHEMICALS-DIVERSIFIED (2.09%)
 Dow Chemical                                                     44,150               2,027,809
 FMC /1/                                                          10,200                 499,800
 PPG Industries                                                   14,270                 963,939
                                                                                       3,491,548
CHEMICALS-SPECIALTY (0.68%)
 Cabot                                                            18,670                 570,368
 Sigma-Aldrich                                                     9,800                 572,614
                                                                                       1,142,982
COMMERCIAL BANKS (1.60%)
 Associated Banc-Corp                                             13,340                 412,473
 Compass Bancshares                                               14,360                 617,767
 North Fork Bancorp                                               32,410                 912,342
 UnionBanCal                                                      11,829                 728,193
                                                                                       2,670,775
COMPUTERS (2.28%)
 Apple Computer /1/                                               27,380                 987,323
 Hewlett-Packard                                                 117,370               2,402,564
                                            Shares

                                            Held                                       Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS (CONTINUED)
                                                                                    $
 International Business Machines                                   5,430                 414,743
                                                                                       3,804,630
COMPUTERS-INTEGRATED SYSTEMS (0.48%)
 Brocade Communications Systems /1/                               64,560                 281,482
 NCR /1/                                                          15,810                 521,730
                                                                                         803,212
COMPUTERS-MEMORY DEVICES (0.65%)
 EMC /1/                                                          52,750                 692,080
 Network Appliance /1/                                            14,960                 398,385
                                                                                       1,090,465
CONTAINERS-METAL & GLASS (0.39%)
 Ball                                                             16,408                 648,116
CONTAINERS-PAPER & PLASTIC (0.33%)
 Sonoco Products                                                  20,250                 548,573
COSMETICS & TOILETRIES (1.04%)
 Colgate-Palmolive                                                11,940                 594,493
 Gillette                                                         14,470                 747,231
 Procter & Gamble                                                  7,230                 391,504
                                                                                       1,733,228
DIRECT MARKETING (0.31%)
 Harte-Hanks                                                      17,960                 511,860
DIVERSIFIED MANUFACTURING OPERATIONS (5.78%)
 Eaton                                                            11,510                 675,637
 General Electric /2/                                            229,436               8,305,583
 ITT Industries                                                    7,510                 679,355
                                                                                       9,660,575
ELECTRIC PRODUCTS-MISCELLANEOUS (0.26%)
 Ametek                                                           11,370                 430,582
ELECTRIC-INTEGRATED (4.50%)
 Constellation Energy Group                                       18,460                 970,258
 Duke Energy                                                      56,170               1,639,602
 Edison International                                             34,020               1,234,926
 Exelon                                                           28,420               1,406,790
 PPL                                                              12,310                 667,941
 TXU                                                              18,540               1,590,546
                                                                                       7,510,063
ENGINES-INTERNAL COMBUSTION (0.37%)
 Cummins Engine                                                    9,190                 624,920
ENTERPRISE SOFTWARE & SERVICE (0.37%)
 Oracle /1/                                                       52,730                 609,559
FINANCE-CREDIT CARD (0.84%)
 Capital One Financial                                             9,420                 667,784
 MBNA                                                             36,860                 727,985
                                                                                       1,395,769
FINANCE-INVESTMENT BANKER & BROKER (8.08%)
 Bear Stearns                                                     10,610               1,004,343
 Citigroup                                                       123,744               5,811,018
 E*Trade Financial /1/                                            40,980                 455,288
 Goldman Sachs Group                                              17,232               1,840,205
 Lehman Brothers Holdings                                         18,389               1,686,639
                                            Shares

                                            Held                                       Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                                    $
 Merrill Lynch                                                    39,480               2,129,157
 Morgan Stanley                                                   10,970                 577,241
                                                                                      13,503,891
FINANCE-MORTGAGE LOAN/BANKER (0.93%)
 Countrywide Financial                                            43,047               1,557,871
FINANCIAL GUARANTEE INSURANCE (0.43%)
 MGIC Investment                                                  12,080                 712,720
FOOD-FLOUR & GRAIN (0.47%)
 Archer Daniels Midland                                           43,710                 786,343
FOOD-MEAT PRODUCTS (0.66%)
 Hormel Foods                                                     17,930                 558,340
 Smithfield Foods /1/                                             17,700                 535,602
                                                                                       1,093,942
FOOD-MISCELLANEOUS/DIVERSIFIED (0.32%)
 Kellogg                                                          11,870                 533,557
GAS-DISTRIBUTION (1.02%)
 Energen                                                           8,220                 509,229
 ONEOK                                                            18,490                 533,621
 UGI                                                              13,120                 659,018
                                                                                       1,701,868
HOTELS & MOTELS (0.47%)
 Starwood Hotels & Resorts Worldwide                              14,300                 777,062
HUMAN RESOURCES (0.24%)
 Robert Half International                                        16,266                 403,722
INSTRUMENTS-CONTROLS (0.24%)
 Thermo Electron /1/                                              16,090                 401,928
INSTRUMENTS-SCIENTIFIC (0.52%)
 Applied Biosystems Group                                         24,710                 523,852
 PerkinElmer                                                      18,750                 346,875
                                                                                         870,727
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.30%)
 Nuveen Investments                                               14,620                 496,934
LIFE & HEALTH INSURANCE (1.21%)
 Genworth Financial                                               21,570                 602,882
 Lincoln National                                                 19,950                 897,151
 Stancorp Financial Group                                          6,770                 518,040
                                                                                       2,018,073
MACHINERY TOOLS & RELATED PRODUCTS (0.27%)
 Lincoln Electric Holdings                                        14,870                 454,279
MACHINERY-FARM (0.56%)
 Deere                                                            14,880                 930,595
MEDICAL PRODUCTS (0.48%)
 Zimmer Holdings /1/                                               9,910                 806,872
MEDICAL-HMO (1.18%)
 Aetna                                                            15,160               1,112,289
 WellPoint /1/                                                     6,670                 852,093
                                                                                       1,964,382
                                            Shares

                                            Held                                       Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL PROCESSORS & FABRICATION (0.25%)
                                                                                    $
 Worthington Industries                                           25,890                 420,971
METAL-COPPER (0.48%)
 Phelps Dodge                                                      9,410                 807,848
MISCELLANEOUS INVESTING (2.98%)
 Archstone-Smith Trust                                            18,910                 680,193
 CBL & Associates Properties                                       7,340                 567,896
 Kimco Realty                                                     14,440                 799,832
 Pan Pacific Retail Properties                                     9,640                 582,449
 Prologis Trust                                                   17,000                 673,030
 Simon Property Group                                             17,350               1,146,314
 Ventas                                                           19,280                 520,174
                                                                                       4,969,888
MONEY CENTER BANKS (4.71%)
 Bank of America                                                 117,484               5,291,479
 JP Morgan Chase                                                  72,508               2,573,309
                                                                                       7,864,788
MULTI-LINE INSURANCE (2.81%)
 American International Group                                     20,240               1,029,204
 Cigna                                                            10,830                 996,143
 Loews                                                            13,600                 963,968
 Prudential Financial                                             29,760               1,700,784
                                                                                       4,690,099
MULTIMEDIA (2.19%)
 Gemstar-TV Guide International /1/                              125,630                 483,676
 McGraw-Hill                                                       7,740                 673,999
 Time Warner /1/                                                  50,200                 843,862
 Walt Disney                                                      63,010               1,663,464
                                                                                       3,665,001
OIL COMPANY-EXPLORATION & PRODUCTION (3.17%)
 Anadarko Petroleum                                               16,850               1,230,724
 Apache                                                           25,080               1,411,753
 Devon Energy                                                     34,030               1,537,135
 EOG Resources                                                    23,300               1,107,915
                                                                                       5,287,527
OIL COMPANY-INTEGRATED (10.06%)
 ChevronTexaco                                                    39,594               2,058,888
 ConocoPhillips                                                   26,839               2,814,069
 Exxon Mobil /2/                                                 178,869              10,200,899
 Occidental Petroleum                                             25,163               1,736,247
                                                                                      16,810,103
OIL REFINING & MARKETING (0.34%)
 Premcor                                                           8,660                 572,859
OPTICAL SUPPLIES (0.34%)
 Bausch & Lomb                                                     7,480                 561,000
PAPER & RELATED PRODUCTS (0.62%)
 Georgia-Pacific                                                  30,340               1,039,752
PIPELINES (0.87%)
 Equitable Resources                                               8,800                 507,232
 Questar                                                          16,261                 949,642
                                                                                       1,456,874
                                            Shares

                                            Held                                       Value

-------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
POULTRY (0.35%)
                                                                                    $
 Pilgrims Pride                                                   16,230                 585,741
PROPERTY & CASUALTY INSURANCE (0.59%)
 State Auto Financial                                             15,450                 420,858
 W.R. Berkley                                                     17,505                 568,912
                                                                                         989,770
PUBLISHING-NEWSPAPERS (0.26%)
 Washington Post                                                     501                 432,989
RECYCLING (0.20%)
 Metal Management                                                 16,809                 339,038
REGIONAL BANKS (5.32%)
 Comerica                                                         16,670                 954,524
 KeyCorp                                                          35,020               1,161,263
 SunTrust Banks                                                   21,800               1,587,694
 U.S. Bancorp                                                     16,650                 464,535
 Wachovia                                                         57,344               2,934,866
 Wells Fargo                                                      29,800               1,786,212
                                                                                       8,889,094
RETAIL-APPAREL & SHOE (0.66%)
 American Eagle Outfitters                                        18,310                 480,088
 Nordstrom                                                        12,210                 620,634
                                                                                       1,100,722
RETAIL-MAJOR DEPARTMENT STORE (0.61%)
 J.C. Penney                                                      21,630               1,025,478
RETAIL-REGIONAL DEPARTMENT STORE (0.71%)
 Dillard's                                                        23,420                 544,983
 Neiman Marcus Group                                               6,490                 638,097
                                                                                       1,183,080
RETAIL-RESTAURANTS (1.10%)
 McDonald's                                                       62,490               1,831,582
STEEL PRODUCERS (0.32%)
 United States Steel                                              12,480                 533,645
TELEPHONE-INTEGRATED (4.69%)
 ALLTEL                                                           23,280               1,326,029
 AT&T                                                             56,310               1,077,210
 BellSouth                                                        60,490               1,602,380
 SBC Communications                                               83,760               1,993,488
 Verizon Communications                                           51,331               1,837,650
                                                                                       7,836,757
TOBACCO (3.02%)
 Altria Group                                                     69,430               4,512,256
 Loews - Carolina Group                                           17,130                 539,595
                                                                                       5,051,851
TRANSPORT-AIR FREIGHT (0.36%)
 CNF                                                              14,160                 605,340
TRANSPORT-RAIL (0.80%)
 Burlington Northern Santa Fe                                     27,840               1,343,280
                                                    TOTAL COMMON STOCKS              158,248,550

                                            Principal

                                            Amount                                     Value

-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.86%)
FINANCE-MORTGAGE LOAN/BANKER (4.86%)
 Investment in Joint Trading Account;
  Federal National Mortgage Association
                                                       $                            $
  2.60%; 05/02/05                                      8,111,110                       8,109,826
                                                 TOTAL COMMERCIAL PAPER                8,109,826
                                                                                    ------------

                                   TOTAL PORTFOLIO INVESTMENTS (99.60%)              166,358,376
CASH AND RECEIVABLES, NET OF LIABILITIES (0.40%)                                         676,252
                                             TOTAL NET ASSETS (100.00%)             $167,034,628
                                                                                    --------------

   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain(Loss)
---------------------------------------------------------------------
FUTURES CONTRACTS
24 Russell 1000    Buy        $7,585,225    $7,491,600    $(93,625)
June 2005
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $440,365 or 0.26% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 12,934,810
Unrealized Depreciation                        (5,063,467)
                                             ------------
Net Unrealized Appreciation (Depreciation)      7,871,343
Cost for federal income tax purposes         $158,487,033

                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                     Percentage of
                                                               Total Value
-----------------------------------------------------------------------------------
 Financial                         $ 49,759,673                     28.62%
 Energy                              24,127,364                     13.88
 Industrial                          21,553,854                     12.40
 Consumer,
 Non-cyclical                        15,118,509                      8.70
 Communications                      14,000,098                      8.05
 Consumer, Cyclical                  10,679,562                      6.14
 Utilities                            9,211,931                      5.30
 Government                           8,109,826                      4.66
 Futures Contracts                    7,491,600                      4.31
 Basic Materials                      7,015,776                      4.04
 Technology                           6,781,783                      3.90
                TOTAL              $173,849,976                    100.00%
                                 ------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                               MIDCAP BLEND FUND
                           APRIL 30, 2005 (UNAUDITED)

                                                       Shares
                                                        Held                         Value
 ----------------------------------------------------------------------------------------------------
COMMON STOCKS (98.56%)
ADVERTISING AGENCIES (0.63%)
                                                                                $
 Interpublic Group /1/                                        58,091                 747,050
AEROSPACE & DEFENSE EQUIPMENT (1.46%)
 Alliant Techsystems /1/                                      25,026               1,731,299
AGRICULTURAL OPERATIONS (0.56%)
 Delta & Pine Land                                            26,472                 667,094
APPAREL MANUFACTURERS (0.65%)
 Polo Ralph Lauren                                            21,889                 768,304
APPLICATIONS SOFTWARE (0.97%)
 Intuit /1/                                                   28,526               1,149,598
BROADCASTING SERVICES & PROGRAMMING (1.82%)
 Liberty Media /1/                                           214,257               2,151,140
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.07%)
 Vulcan Materials                                             23,869               1,266,012
BUILDING PRODUCTS-WOOD (0.87%)
 Rayonier                                                     20,502               1,030,431
CABLE TV (0.76%)
 Liberty Media International /1/                              21,768                 902,719
CASINO HOTELS (1.62%)
 Harrah's Entertainment                                       29,267               1,920,501
COMMERCIAL BANKS (5.68%)
 M&T Bank                                                     13,926               1,440,645
 Marshall & Ilsley                                            17,222                 734,346
 North Fork Bancorp                                           56,543               1,591,685
 TCF Financial                                               116,879               2,955,870
                                                                                   6,722,546
COMMERCIAL SERVICE-FINANCE (2.76%)
 Dun & Bradstreet /1/                                         16,883               1,054,175
 MoneyGram International                                      32,455                 629,627
 Paychex                                                      51,779               1,584,437
                                                                                   3,268,239
COMMERCIAL SERVICES (3.80%)
 Arbitron                                                     44,315               1,875,411
 Magellan Health Services /1/                                 19,079                 649,831
 ServiceMaster                                                69,556                 892,403
 Weight Watchers International /1/                            25,848               1,079,154
                                                                                   4,496,799
COMPUTER SERVICES (2.86%)
 Ceridian /1/                                                 54,396                 917,661
 DST Systems /1/                                              22,571               1,024,723
 Sungard Data Systems /1/                                     43,106               1,439,740
                                                                                   3,382,124
COMPUTERS-INTEGRATED SYSTEMS (3.30%)
 Diebold                                                      36,364               1,758,927
 NCR /1/                                                      65,104               2,148,432
                                                                                   3,907,359
COMPUTERS-MEMORY DEVICES (1.10%)
 Storage Technology /1/                                       46,641               1,296,620
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (0.82%)
                                                                                $
 Lexmark International /1/                                    13,981                 970,980
DATA PROCESSING & MANAGEMENT (1.53%)
 Certegy                                                      28,129               1,024,740
 Reynolds & Reynolds                                          29,674                 782,503
                                                                                   1,807,243
DENTAL SUPPLIES & EQUIPMENT (0.80%)
 Dentsply International                                       17,238                 942,229
DIVERSIFIED MANUFACTURING OPERATIONS (1.00%)
 Dover                                                        16,910                 614,848
 Lancaster Colony                                             13,538                 562,639
                                                                                   1,177,487
DIVERSIFIED OPERATIONS (0.99%)
 Brascan                                                      32,416               1,167,624
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.93%)
 Aramark                                                      44,799               1,098,023
ELECTRIC-INTEGRATED (1.98%)
 Ameren                                                       28,691               1,483,324
 Scana                                                        21,989                 854,053
                                                                                   2,337,377
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.64%)
 Gentex                                                       96,075               3,118,594
FOOD-CANNED (1.10%)
 Del Monte Foods /1/                                         124,820               1,301,873
FOOD-DAIRY PRODUCTS (0.52%)
 Dean Foods /1/                                               17,975                 617,621
FOOD-MISCELLANEOUS/DIVERSIFIED (0.72%)
 McCormick                                                    24,559                 849,496
GOLD MINING (1.23%)
 Newmont Mining                                               38,346               1,455,998
HOSPITAL BEDS & EQUIPMENT (1.05%)
 Hillenbrand Industries                                       22,428               1,238,474
INSURANCE BROKERS (1.67%)
 Aon                                                          58,746               1,224,854
 Arthur J. Gallagher                                          26,927                 749,648
                                                                                   1,974,502
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.31%)
 Eaton Vance                                                  22,801                 534,227
 Federated Investors                                          35,639               1,013,930
                                                                                   1,548,157
LIFE & HEALTH INSURANCE (2.49%)
 Aflac                                                        48,281               1,962,623
 Torchmark                                                    18,405                 983,379
                                                                                   2,946,002
LINEN SUPPLY & RELATED ITEMS (2.25%)
 Cintas                                                       69,093               2,666,299
LOTTERY SERVICES (1.72%)
 GTECH Holdings                                               83,047               2,032,160
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-PRINT TRADE (1.70%)
                                                                                $
 Zebra Technologies /1/                                       42,070               2,009,263
MEDICAL INFORMATION SYSTEM (2.13%)
 IMS Health                                                  105,036               2,518,763
MEDICAL INSTRUMENTS (1.84%)
 Beckman Coulter                                              18,399               1,227,397
 Biomet                                                       24,657                 953,980
                                                                                   2,181,377
MEDICAL LABORATORY & TESTING SERVICE (1.49%)
 Laboratory Corp. of America Holdings /1/                     35,511               1,757,795
MEDICAL PRODUCTS (1.42%)
 Varian Medical Systems /1/                                   49,690               1,676,541
MEDICAL-DRUGS (3.31%)
 Medimmune /1/                                                53,381               1,354,276
 Shire Pharmaceuticals Group                                  31,528                 979,890
 Valeant Pharmaceuticals International                        76,172               1,580,569
                                                                                   3,914,735
MEDICAL-HMO (0.85%)
 Coventry Health Care /1/                                     14,729               1,007,905
MEDICAL-HOSPITALS (0.60%)
 Health Management Associates                                 28,543                 705,868
METAL-DIVERSIFIED (1.18%)
 Freeport-McMoran Copper & Gold                               40,419               1,400,923
MULTI-LINE INSURANCE (1.19%)
 Loews                                                        19,908               1,411,079
MULTIMEDIA (0.83%)
 E.W. Scripps                                                 19,312                 983,560
NON-HAZARDOUS WASTE DISPOSAL (1.79%)
 Republic Services                                            50,683               1,753,632
 Waste Management                                             12,662                 360,740
                                                                                   2,114,372
OFFICE AUTOMATION & EQUIPMENT (0.64%)
 Pitney Bowes                                                 16,823                 752,325
OIL COMPANY-EXPLORATION & PRODUCTION (2.72%)
 Encore Acquisition /1/                                       20,449                 750,887
 Pioneer Natural Resources                                    32,653               1,327,671
 XTO Energy                                                   37,773               1,139,612
                                                                                   3,218,170
OIL COMPANY-INTEGRATED (0.84%)
 Marathon Oil                                                 21,280                 991,010
OIL-FIELD SERVICES (1.73%)
 BJ Services                                                  27,558               1,343,452
 Weatherford International /1/                                13,464                 702,148
                                                                                   2,045,600
PHOTO EQUIPMENT & SUPPLIES (0.70%)
 Eastman Kodak                                                33,160                 829,000
PIPELINES (2.23%)
 Equitable Resources                                          16,270                 937,803
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PIPELINES (CONTINUED)
                                                                                $
 Questar                                                      29,196               1,705,046
                                                                                   2,642,849
POWER CONVERTER & SUPPLY EQUIPMENT (0.71%)
 American Power Conversion                                    34,469                 836,218
PROPERTY & CASUALTY INSURANCE (3.06%)
 Fidelity National Financial                                  51,414               1,650,904
 Markel /1/                                                    1,931                 662,526
 Mercury General                                              24,598               1,300,250
                                                                                   3,613,680
REAL ESTATE OPERATOR & DEVELOPER (1.15%)
 Catellus Development                                         20,843                 577,351
 Forest City Enterprises                                      12,420                 784,323
                                                                                   1,361,674
REINSURANCE (1.29%)
 Everest Re Group                                             18,591               1,528,180
RETAIL-AUTOMOBILE (0.10%)
 Carmax /1/                                                    4,199                 114,549
RETAIL-DISCOUNT (1.49%)
 TJX                                                          77,774               1,761,581
RETAIL-JEWELRY (0.97%)
 Tiffany                                                      38,116               1,149,197
RETAIL-REGIONAL DEPARTMENT STORE (1.32%)
 Neiman Marcus Group                                          15,854               1,558,765
RETAIL-RESTAURANTS (1.61%)
 Yum! Brands                                                  40,515               1,902,584
TELEPHONE-INTEGRATED (2.51%)
 Citizens Communications                                     167,267               2,132,654
 Telephone & Data Systems                                     10,862                 838,438
                                                                                   2,971,092
TEXTILE-HOME FURNISHINGS (1.14%)
 Mohawk Industries /1/                                        17,314               1,347,202
TOYS (0.84%)
 Mattel                                                       55,253                 997,317
TRANSPORT-TRUCK (0.52%)
 Heartland Express                                            32,933                 610,578
                                                TOTAL COMMON STOCKS              116,571,726


                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.65%)
FINANCE-MORTGAGE LOAN/BANKER (1.65%)
 Investment in Joint Trading Account; Federal
  National Mortgage Association
                                                           $                    $
  2.60%; 05/02/05                                          1,955,425               1,955,115
                                             TOTAL COMMERCIAL PAPER                1,955,115
                                                                                ------------

                              TOTAL PORTFOLIO INVESTMENTS (100.21%)              118,526,841
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.21%)                                   (249,022)
                                         TOTAL NET ASSETS (100.00%)             $118,277,819
                                                                                ---------------

                            SCHEDULE OF INVESTMENTS
                               MIDCAP BLEND FUND
                           APRIL 30, 2005 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 11,258,726
Unrealized Depreciation                        (4,047,177)
                                             ------------
Net Unrealized Appreciation (Depreciation)      7,211,549
Cost for federal income tax purposes         $111,315,292

                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                     Percentage of
                                                               Total Value
--------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                      $ 24,669,895                     20.81%
 Financial                           21,105,820                     17.81
 Technology                          16,839,186                     14.21
 Consumer, Cyclical                  16,218,459                     13.68
 Industrial                          13,692,823                     11.55
 Energy                               8,897,629                      7.51
 Communications                       7,755,562                      6.54
 Basic Materials                      3,887,351                      3.28
 Utilities                            2,337,377                      1.97
 Government                           1,955,115                      1.65
 Diversified                          1,167,624                      0.99
                TOTAL              $118,526,841                    100.00%
                                 ------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                               MIDCAP GROWTH FUND
                           APRIL 30, 2005 (UNAUDITED)

                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (94.71%)
ADVERTISING SERVICES (2.32%)
                                                                       $
 Getty Images /1/                                     5,289               378,428
APPLICATIONS SOFTWARE (1.34%)
 Mercury Interactive /1/                              5,300               219,049
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.01%)
 Oshkosh Truck                                        2,200               165,330
BUILDING-HEAVY CONSTRUCTION (0.94%)
 Washington Group International /1/                   3,700               153,291
CABLE TV (1.99%)
 Cablevision Systems /1/                             12,500               324,375
CASINO SERVICES (1.19%)
 Scientific Games /1/                                 9,082               194,990
CELLULAR TELECOMMUNICATIONS (2.07%)
 Alamosa Holdings /1/                                26,061               338,532
COAL (1.53%)
 Massey Energy                                        6,939               250,567
COMPUTER GRAPHICS (1.15%)
 Pixar /1/                                            4,114               188,174
CONTAINERS-METAL & GLASS (1.65%)
 Owens-Illinois /1/                                  10,979               269,205
DATA PROCESSING & MANAGEMENT (2.66%)
 Global Payments                                      2,600               168,376
 NAVTEQ /1/                                           7,309               266,194
                                                                          434,570
DECISION SUPPORT SOFTWARE (2.52%)
 Cognos /1/                                          10,873               411,434
DISPOSABLE MEDICAL PRODUCTS (3.59%)
 C.R. Bard                                            8,227               585,516
E-COMMERCE-SERVICES (2.19%)
 Monster Worldwide /1/                               15,533               357,414
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.45%)
 Broadcom /1/                                        13,376               400,076
ELECTRONIC MEASUREMENT INSTRUMENTS (2.54%)
 Trimble Navigation /1/                              12,070               415,449
FINANCE-INVESTMENT BANKER & BROKER (1.95%)
 Legg Mason                                           4,489               318,090
FOOD-DAIRY PRODUCTS (2.38%)
 Dean Foods /1/                                      11,300               388,268
HOME FURNISHINGS (1.75%)
 Tempur-Pedic International /1/                      14,943               285,262
HOTELS & MOTELS (2.51%)
 Hilton Hotels                                       18,747               409,247
INTERNET SECURITY (1.64%)
 VeriSign /1/                                        10,118               267,722
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.42%)
                                                                       $
 T. Rowe Price Group                                  4,212               232,376
LEISURE & RECREATION PRODUCTS (2.56%)
 Brunswick                                            9,953               418,026
MACHINERY-PRINT TRADE (1.89%)
 Zebra Technologies /1/                               6,464               308,721
MEDICAL INSTRUMENTS (1.03%)
 Beckman Coulter                                      2,534               169,043
MEDICAL PRODUCTS (1.70%)
 Zimmer Holdings /1/                                  3,404               277,154
MEDICAL-DRUGS (2.64%)
 Sepracor /1/                                         7,200               431,424
MEDICAL-HMO (2.21%)
 Sierra Health Services /1/                           5,569               360,259
MEDICAL-HOSPITALS (2.64%)
 Triad Hospitals /1/                                  8,400               430,500
OIL & GAS DRILLING (5.65%)
 Diamond Offshore Drilling                            7,006               309,035
 Nabors Industries /1/                                5,700               307,059
 Noble                                                6,039               307,385
                                                                          923,479
OIL COMPANY-EXPLORATION & PRODUCTION (4.90%)
 EOG Resources                                        8,584               408,169
 Quicksilver Resources /1/                            7,646               392,469
                                                                          800,638
OIL FIELD MACHINERY & EQUIPMENT (0.87%)
 National-Oilwell Varco /1/                           3,596               142,905
RADIO (2.53%)
 Sirius Satellite Radio /1/                          29,092               138,478
 XM Satellite Radio Holdings /1/                      9,893               274,432
                                                                          412,910
REAL ESTATE MANAGEMENT & SERVICES (1.54%)
 CB Richard Ellis Group /1/                           7,249               251,903
RETAIL-APPAREL & SHOE (5.20%)
 American Eagle Outfitters                           15,086               395,555
 Chico's FAS /1/                                     11,882               304,536
 Pacific Sunwear of California /1/                    6,600               149,226
                                                                          849,317
RETAIL-CATALOG SHOPPING (0.97%)
 MSC Industrial Direct                                5,895               158,399
RETAIL-RESTAURANTS (2.61%)
 Darden Restaurants                                   7,700               231,000
 Panera Bread /1/                                     3,890               194,578
                                                                          425,578
TELECOMMUNICATION EQUIPMENT (5.27%)
 Comverse Technology /1/                             19,689               448,712
 Harris                                              14,639               412,820
                                                                          861,532
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION SERVICES (0.93%)
                                                                       $
 Amdocs /1/                                           5,700               152,247
 McLeodUSA /1/ /2/                                  109,825                     -
                                                                          152,247
THERAPEUTICS (0.96%)
 MGI Pharma /1/                                       7,078               156,070
WEB HOSTING & DESIGN (2.01%)
 Macromedia /1/                                       8,298               328,684
WIRELESS EQUIPMENT (3.81%)
 American Tower /1/                                  18,122               312,242
 Spectrasite /1/                                      5,509               309,220
                                                                          621,462
                                       TOTAL COMMON STOCKS             15,467,616


                            SCHEDULE OF INVESTMENTS
                               MIDCAP GROWTH FUND
                           APRIL 30, 2005 (UNAUDITED)


                                          Principal
                                          Amount                         Value
--------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.35%)
FINANCE-MORTGAGE LOAN/BANKER (1.35%)
 Investment in Joint Trading Account;
  Federal National Mortgage Association
                                               $                         $
  2.60%; 05/02/05                                     221,205                 221,170
                                      TOTAL COMMERCIAL PAPER                  221,170
                                                                          -----------

                        TOTAL PORTFOLIO INVESTMENTS (96.06%)               15,688,786
CASH AND RECEIVABLES, NET OF LIABILITIES (3.94%)                              643,062
                                  TOTAL NET ASSETS (100.00%)              $16,331,848
                                                                         -------------


/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, these securities had no value.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   806,574
Unrealized Depreciation                       (1,179,490)
                                             -----------
Net Unrealized Appreciation (Depreciation)      (372,916)
Cost for federal income tax purposes         $16,061,702

                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                    Percentage of
                                                              Total Value
--------------------------------------------------------------------------------
 Communications                    $ 4,043,306                     25.77%
 Consumer, Cyclical                  2,906,148                     18.52
 Consumer,
 Non-cyclical                        2,798,233                     17.84
 Energy                              2,117,590                     13.50
 Technology                          1,653,304                     10.54
 Industrial                          1,146,666                      7.31
 Financial                             802,369                      5.11
 Government                            221,170                      1.41
                TOTAL              $15,688,786                    100.00%
                                 -----------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                           MIDCAP S&P 400 INDEX FUND
                           APRIL 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                        Value

----------------------------------------------------------------------------------------
COMMON STOCKS (95.13%)
AEROSPACE & DEFENSE (0.14%)
                                                                        $
 Titan /1/                                             5,906              106,013
AEROSPACE & DEFENSE EQUIPMENT (0.28%)
 Alliant Techsystems /1/                               2,635              182,289
 Sequa /1/                                               584               30,222
                                                                          212,511
AIRLINES (0.31%)
 AirTran Holdings /1/                                  5,977               49,609
 Alaska Air Group /1/                                  1,797               47,926
 JetBlue Airways /1/                                   6,840              137,142
                                                                          234,677
APPLICATIONS SOFTWARE (0.19%)
 Keane /1/                                             3,892               46,315
 National Instruments                                  4,645              100,053
                                                                          146,368
AUCTION HOUSE & ART DEALER (0.28%)
 ADESA                                                 6,391              154,598
 Sotheby's Holdings /1/                                3,320               54,382
                                                                          208,980
AUDIO & VIDEO PRODUCTS (0.61%)
 Harman International Industries                       4,489              352,746
 Polycom /1/                                           6,842              104,409
                                                                          457,155
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.61%)
 ArvinMeritor                                          4,884               58,022
 BorgWarner                                            3,917              179,085
 Lear                                                  4,681              158,639
 Modine Manufacturing                                  2,255               61,066
                                                                          456,812
BATTERIES & BATTERY SYSTEMS (0.37%)
 Energizer Holdings /1/                                4,930              280,862
BEVERAGES-NON-ALCOHOLIC (0.24%)
 PepsiAmericas                                         7,386              182,360
BEVERAGES-WINE & SPIRITS (0.50%)
 Constellation Brands /1/                              7,178              378,352
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.10%)
 Dycom Industries /1/                                  3,393               78,921
BUILDING PRODUCTS-AIR & HEATING (0.15%)
 York International                                    2,897              113,360
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.24%)
 Martin Marietta Materials                             3,289              180,862
BUILDING PRODUCTS-WOOD (0.23%)
 Rayonier                                              3,500              175,910
BUILDING-HEAVY CONSTRUCTION (0.08%)
 Granite Construction                                  2,582               58,302
BUILDING-MAINTENANCE & SERVICE (0.09%)
 Rollins                                               3,432               67,748
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.11%)
 Thor Industries                                       3,211               86,536
                                              Shares

                                              Held                        Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (2.44%)
                                                                        $
 DR Horton                                            20,442              623,481
 Hovnanian Enterprises /1/                             3,373              171,247
 Lennar                                               10,061              517,840
 Ryland Group                                          3,315              203,541
 Toll Brothers /1/                                     4,308              326,546
                                                                        1,842,655
CAPACITORS (0.05%)
 Kemet /1/                                             6,034               37,713
CASINO HOTELS (0.90%)
 Boyd Gaming                                           4,618              243,738
 Caesars Entertainment /1/                            21,881              436,526
                                                                          680,264
CHEMICALS-DIVERSIFIED (0.79%)
 FMC /1/                                               2,571              125,979
 Lyondell Chemical                                    15,162              380,415
 Olin                                                  4,946               87,742
                                                                          594,136
CHEMICALS-SPECIALTY (1.17%)
 Albemarle                                             3,200              117,152
 Cabot                                                 4,385              133,962
 Cabot Microelectronics /1/                            1,723               49,605
 Crompton                                              8,003              112,442
 Cytec Industries                                      3,004              138,544
 Ferro                                                 2,921               52,929
 Lubrizol                                              4,694              181,986
 Minerals Technologies                                 1,430               93,408
                                                                          880,028
COAL (0.73%)
 Arch Coal                                             4,373              193,899
 Peabody Energy                                        8,198              358,826
                                                                          552,725
COATINGS & PAINT (0.38%)
 RPM                                                   8,171              140,950
 Valspar                                               3,590              148,374
                                                                          289,324
COMMERCIAL BANKS (3.64%)
 Associated Banc-Corp                                  9,026              279,084
 Bank of Hawaii                                        3,727              176,473
 City National                                         3,155              222,428
 Colonial BancGroup                                   10,149              223,887
 Commerce Bancorp.                                    11,063              309,653
 Cullen/Frost Bankers                                  3,402              147,375
 FirstMerit                                            5,866              143,893
 Greater Bay Bancorp                                   3,556               89,469
 Hibernia                                             10,819              337,877
 Mercantile Bankshares                                 5,521              280,522
 Silicon Valley Bancshares /1/                         2,519              119,401
 TCF Financial                                         8,850              223,816
 Texas Regional Bancshares                             2,884               80,377
 Westamerica Bancorp.                                  2,333              116,510
                                                                        2,750,765
COMMERCIAL SERVICE-FINANCE (0.74%)
 Deluxe                                                3,502              139,835
                                              Shares

                                              Held                        Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICE-FINANCE (CONTINUED)
                                                                        $
 Dun & Bradstreet /1/                                  4,814              300,586
 MoneyGram International                               5,978              115,973
                                                                          556,394
COMMERCIAL SERVICES (0.37%)
 Alliance Data Systems /1/                             4,608              186,163
 Plexus /1/                                            3,019               36,560
 Quanta Services /1/                                   6,784               54,137
                                                                          276,860
COMPUTER AIDED DESIGN (0.35%)
 Cadence Design Systems /1/                           18,850              263,900
COMPUTER SERVICES (1.22%)
 BISYS Group /1/                                       8,424              118,947
 Ceridian /1/                                         10,404              175,515
 Cognizant Technology Solutions /1/                    9,271              389,475
 DST Systems /1/                                       5,279              239,667
                                                                          923,604
COMPUTERS-INTEGRATED SYSTEMS (0.77%)
 Diebold                                               4,999              241,801
 Jack Henry & Associates                               5,657               97,244
 McData /1/                                            8,300               25,564
 Mentor Graphics /1/                                   5,322               47,579
 Synopsys /1/                                         10,120              166,373
                                                                          578,561
COMPUTERS-MEMORY DEVICES (0.67%)
 SanDisk /1/                                          12,607              298,786
 Storage Technology /1/                                7,430              206,554
                                                                          505,340
CONSULTING SERVICES (0.07%)
 Gartner /1/                                           5,948               50,201
CONSUMER PRODUCTS-MISCELLANEOUS (0.53%)
 American Greetings                                    4,809              108,924
 Blyth                                                 2,453               67,237
 Scotts /1/                                            1,925              139,370
 Tupperware                                            3,933               82,986
                                                                          398,517
CONTAINERS-PAPER & PLASTIC (0.51%)
 Longview Fibre /1/                                    3,561               65,807
 Packaging Corp. of America                            5,914              132,415
 Sonoco Products                                       6,901              186,948
                                                                          385,170
DATA PROCESSING & MANAGEMENT (1.37%)
 Acxiom                                                5,979              113,601
 Certegy                                               4,350              158,470
 Choicepoint /1/                                       6,185              244,122
 CSG Systems International /1/                         3,562               61,231
 Fair, Isaac                                           4,693              154,306
 Reynolds & Reynolds                                   4,054              106,904
 SEI Investments                                       5,861              192,299
                                                                        1,030,933
DECISION SUPPORT SOFTWARE (0.09%)
 Wind River Systems /1/                                5,438               70,585
                                              Shares

                                              Held                        Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DENTAL SUPPLIES & EQUIPMENT (1.02%)
                                                                        $
 Dentsply International                                5,289              289,097
 Patterson /1/                                         9,580              484,269
                                                                          773,366
DIAGNOSTIC EQUIPMENT (0.45%)
 Cytyc /1/                                             7,908              168,519
 Gen-Probe /1/                                         3,473              174,310
                                                                          342,829
DIALYSIS CENTERS (0.24%)
 Renal Care Group /1/                                  4,729              180,411
DIRECT MARKETING (0.29%)
 Catalina Marketing                                    3,430               79,748
 Harte-Hanks                                           4,997              142,414
                                                                          222,162
DISTRIBUTION-WHOLESALE (0.91%)
 CDW                                                   5,157              282,036
 Fastenal                                              4,761              254,999
 Tech Data /1/                                         4,067              148,568
                                                                          685,603
DIVERSIFIED MANUFACTURING OPERATIONS (1.81%)
 Brink's                                               3,956              127,621
 Carlisle                                              2,164              155,419
 Crane                                                 3,861               98,842
 Federal Signal                                        3,356               47,085
 Harsco                                                2,894              155,263
 Lancaster Colony                                      2,140               88,938
 Pentair                                               7,062              280,926
 SPX                                                   5,238              202,658
 Teleflex                                              2,684              143,513
 Trinity Industries                                    2,967               69,279
                                                                        1,369,544
ELECTRIC PRODUCTS-MISCELLANEOUS (0.24%)
 Ametek                                                4,815              182,344
ELECTRIC-INTEGRATED (4.68%)
 Alliant Energy                                        8,101              213,380
 Black Hills                                           2,263               77,576
 DPL /2/                                               8,820              224,381
 Duquesne Light Holdings                               5,360               94,282
 Energy East                                          10,243              266,523
 Great Plains Energy                                   5,190              158,710
 Hawaiian Electric Industries                          5,627              142,363
 Idacorp                                               2,944               79,429
 MDU Resources Group                                   8,248              222,943
 Northeast Utilities                                   8,951              163,893
 NSTAR                                                 3,714              201,076
 OGE Energy                                            6,274              173,162
 Pepco Holdings                                       13,104              283,964
 PNM Resources                                         4,452              123,098
 Puget Energy                                          6,965              149,330
 Scana                                                 7,873              305,787
 Sierra Pacific Resources /1/                          8,188               88,594
 Westar Energy                                         5,988              137,125
 Wisconsin Energy                                      8,157              287,616
                                              Shares

                                              Held                        Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                        $
 WPS Resources                                         2,627              138,522
                                                                        3,531,754
ELECTRONIC COMPONENTS & ACCESSORIES (0.12%)
 Integrated Circuit Systems /1/                        4,898               89,486
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.40%)
 Gentex                                                5,430              176,258
 Vishay Intertechnology /1/                           11,582              123,811
                                                                          300,069
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.64%)
 Cree /1/                                              5,336              129,078
 Fairchild Semiconductor International /1/             8,347              112,267
 International Rectifier /1/                           4,719              200,746
 Intersil Holding                                     10,496              183,260
 Lattice Semiconductor /1/                             7,908               36,061
 Microchip Technology                                 14,451              411,565
 Semtech /1/                                           5,164               87,220
 Silicon Laboratories /1/                              3,156               80,162
                                                                        1,240,359
ELECTRONIC CONNECTORS (0.49%)
 Amphenol                                              6,170              243,345
 Thomas & Betts /1/                                    4,154              129,272
                                                                          372,617
ELECTRONIC PARTS DISTRIBUTION (0.47%)
 Arrow Electronics /1/                                 8,079              196,643
 Avnet /1/                                             8,411              158,884
                                                                          355,527
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.26%)
 Jacobs Engineering Group /1/                          3,965              193,135
ENTERPRISE SOFTWARE & SERVICE (0.30%)
 Advent Software /1/                                   1,977               35,270
 Ascential Software /1/                                4,096               75,653
 Sybase /1/                                            6,219              117,725
                                                                          228,648
ENTERTAINMENT SOFTWARE (0.25%)
 Activision /1/                                       13,230              191,306
FIDUCIARY BANKS (0.48%)
 Investors Financial Services                          4,638              194,564
 Wilmington Trust                                      4,696              166,004
                                                                          360,568
FILTRATION & SEPARATION PRODUCTS (0.21%)
 Donaldson                                             5,355              159,311
FINANCE-AUTO LOANS (0.33%)
 AmeriCredit /1/                                      10,593              247,876
FINANCE-INVESTMENT BANKER & BROKER (1.36%)
 A.G. Edwards                                          5,302              210,542
 Jefferies Group                                       3,588              129,886
 LaBranche /1/                                         3,974               26,427
 Legg Mason                                            7,582              537,261
 Raymond James Financial                               4,631              124,898
                                                                        1,029,014
                                              Shares

                                              Held                        Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCIAL GUARANTEE INSURANCE (0.67%)
                                                                        $
 PMI Group                                             6,559              230,614
 Radian Group                                          6,167              274,000
                                                                          504,614
FOOD-CONFECTIONERY (0.39%)
 J.M. Smucker                                          4,075              202,202
 Tootsie Roll Industries                               2,966               91,590
                                                                          293,792
FOOD-DAIRY PRODUCTS (0.47%)
 Dean Foods /1/                                       10,392              357,069
FOOD-MEAT PRODUCTS (1.06%)
 Hormel Foods                                          7,318              227,882
 Smithfield Foods /1/                                  6,984              211,336
 Tyson Foods                                          21,174              357,629
                                                                          796,847
FOOD-MISCELLANEOUS/DIVERSIFIED (0.09%)
 Sensient Technologies                                 3,283               65,693
FOOD-RETAIL (0.69%)
 Ruddick                                               3,121               70,098
 Whole Foods Market                                    4,482              446,945
                                                                          517,043
FOOTWEAR & RELATED APPAREL (0.20%)
 Timberland /1/                                        2,159              149,079
GAS-DISTRIBUTION (0.85%)
 AGL Resources                                         5,366              185,664
 ONEOK                                                 7,266              209,697
 Vectren                                               5,305              143,288
 WGL Holdings                                          3,395              102,902
                                                                          641,551
GOLF (0.07%)
 Callaway Golf                                         4,947               53,329
HAZARDOUS WASTE DISPOSAL (0.20%)
 Stericycle /1/                                        3,127              152,191
HOME FURNISHINGS (0.10%)
 Furniture Brands International                        3,701               71,725
HOSPITAL BEDS & EQUIPMENT (0.30%)
 Hillenbrand Industries                                4,096              226,181
HUMAN RESOURCES (0.51%)
 Kelly Services                                        1,907               50,078
 Korn/Ferry International /1/                          2,423               34,891
 Manpower                                              6,268              241,631
 MPS Group /1/                                         7,150               57,129
                                                                          383,729
INDUSTRIAL GASES (0.14%)
 Airgas                                                4,887              107,123
INSTRUMENTS-SCIENTIFIC (0.11%)
 Varian /1/                                            2,449               81,233
INSURANCE BROKERS (0.49%)
 Arthur J. Gallagher                                   6,423              178,817
                                              Shares

                                              Held                        Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE BROKERS (CONTINUED)
                                                                        $
 Brown & Brown                                         4,339              189,831
                                                                          368,648
INTERNET FINANCIAL SERVICES (0.22%)
 IndyMac Bancorp                                       4,335              166,811
INTERNET INFRASTRUCTURE EQUIPMENT (0.12%)
 Avocent /1/                                           3,473               87,311
INTERNET INFRASTRUCTURE SOFTWARE (0.15%)
 F5 Networks /1/                                       2,557              109,465
INTERNET SECURITY (0.66%)
 CheckFree /1/                                         5,853              214,688
 McAfee /1/                                           11,169              233,544
 RSA Security /1/                                      4,849               52,078
                                                                          500,310
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.42%)
 Eaton Vance                                           9,287              217,595
 Waddell & Reed Financial                              5,764              100,351
                                                                          317,946
LIFE & HEALTH INSURANCE (0.62%)
 AmerUs Group                                          2,749              129,230
 Protective Life                                       4,841              185,120
 Stancorp Financial Group                              1,982              151,663
                                                                          466,013
LOTTERY SERVICES (0.26%)
 GTECH Holdings                                        8,074              197,571
MACHINERY TOOLS & RELATED PRODUCTS (0.16%)
 Kennametal                                            2,615              118,459
MACHINERY-FARM (0.14%)
 AGCO /1/                                              6,296              108,291
MACHINERY-GENERAL INDUSTRY (0.16%)
 Nordson                                               2,287               73,687
 Tecumseh Products                                     1,288               44,745
                                                                          118,432
MACHINERY-PRINT TRADE (0.43%)
 Imation                                               2,369               82,607
 Zebra Technologies /1/                                5,012              239,373
                                                                          321,980
MACHINERY-PUMPS (0.36%)
 Flowserve /1/                                         3,853              106,959
 Graco                                                 4,810              162,434
                                                                          269,393
MEDICAL INSTRUMENTS (0.77%)
 Beckman Coulter                                       4,316              287,920
 Edwards Lifesciences /1/                              4,155              182,986
 Techne /1/                                            2,678              111,887
                                                                          582,793
MEDICAL LABORATORY & TESTING SERVICE (0.26%)
 Covance /1/                                           4,377              199,766
MEDICAL LASER SYSTEMS (0.11%)
 VISX /1/                                              3,489               83,178
                                              Shares

                                              Held                        Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS (0.92%)
                                                                        $
 Henry Schein /1/                                      6,037              226,448
 INAMED /1/                                            2,497              151,917
 Varian Medical Systems /1/                            9,313              314,221
                                                                          692,586
MEDICAL STERILIZATION PRODUCT (0.15%)
 Steris /1/                                            4,831              114,398
MEDICAL-BIOMEDICAL/GENE (1.17%)
 Charles River Laboratories International
  /1/                                                  4,610              218,376
 Invitrogen /1/                                        3,597              263,552
 Martek Biosciences /1/                                2,163               82,778
 Millennium Pharmaceuticals /1/                       21,386              187,341
 Protein Design Labs /1/                               7,345              131,329
                                                                          883,376
MEDICAL-DRUGS (1.21%)
 Cephalon /1/                                          4,045              177,576
 Perrigo                                               6,194              113,474
 Sepracor /1/                                          7,327              439,034
 Valeant Pharmaceuticals International                 6,375              132,281
 Vertex Pharmaceuticals /1/                            5,600               53,424
                                                                          915,789
MEDICAL-GENERIC DRUGS (0.92%)
 Barr Pharmaceuticals /1/                              6,440              333,978
 IVAX /1/                                             15,385              290,777
 Par Pharmaceutical /1/                                2,361               70,901
                                                                          695,656
MEDICAL-HMO (1.50%)
 Coventry Health Care /1/                              7,406              506,793
 Health Net /1/                                        7,741              263,426
 Pacificare Health Systems /1/                         6,042              361,070
                                                                        1,131,289
MEDICAL-HOSPITALS (1.27%)
 Community Health Systems /1/                          4,646              169,347
 LifePoint Hospitals /1/                               3,441              152,952
 Triad Hospitals /1/                                   5,479              280,799
 Universal Health Services                             4,067              230,761
 VCA Antech /1/                                        5,321              123,873
                                                                          957,732
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.53%)
 Apria Healthcare Group /1/                            3,379              101,708
 Lincare Holdings /1/                                  6,997              298,632
                                                                          400,340
METAL PROCESSORS & FABRICATION (0.57%)
 Precision Castparts                                   4,607              339,352
 Worthington Industries                                5,573               90,617
                                                                          429,969
MISCELLANEOUS INVESTING (2.77%)
 AMB Property                                          5,852              228,169
 Developers Diversified Realty                         7,518              319,064
 Highwoods Properties                                  3,745              105,347
 Hospitality Properties Trust                          4,405              184,041
 Liberty Property Trust                                6,008              239,299
 Mack-Cali Realty                                      3,941              173,365
 New Plan Excel Realty Trust                           7,182              185,367
                                              Shares

                                              Held                        Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                        $
 Regency Centers                                       4,356              229,343
 United Dominion Realty Trust                          9,554              211,621
 Weingarten Realty Investors                           5,891              212,135
                                                                        2,087,751
MOTION PICTURES & SERVICES (0.09%)
 Macrovision /1/                                       3,468               70,921
MULTI-LINE INSURANCE (1.26%)
 Allmerica Financial /1/                               3,721              124,914
 American Financial Group                              4,068              126,474
 HCC Insurance Holdings                                4,738              168,531
 Horace Mann Educators                                 2,984               48,878
 Old Republic International                           12,714              300,050
 Unitrin                                               4,033              183,502
                                                                          952,349
MULTIMEDIA (0.37%)
 Belo                                                  7,487              175,421
 Media General                                         1,669              102,276
                                                                          277,697
NETWORKING PRODUCTS (0.11%)
 3Com /1/                                             26,524               83,551
NON-HAZARDOUS WASTE DISPOSAL (0.45%)
 Republic Services                                     9,810              339,426
OFFICE FURNISHINGS-ORIGINAL (0.43%)
 Herman Miller                                         4,874              139,397
 HNI                                                   3,611              182,933
                                                                          322,330
OIL & GAS DRILLING (1.27%)
 Ensco International                                  10,545              343,767
 Helmerich & Payne                                     3,538              136,001
 Patterson-UTI Energy                                 11,759              281,863
 Pride International /1/                               8,836              197,043
                                                                          958,674
OIL COMPANY-EXPLORATION & PRODUCTION (2.72%)
 Forest Oil /1/                                        3,845              148,148
 Murphy Oil                                            6,095              543,004
 Newfield Exploration /1/                              4,400              312,532
 Noble Energy                                          4,117              263,982
 Pioneer Natural Resources                            10,098              410,585
 Plains Exploration & Production /1/                   5,375              172,967
 Pogo Producing                                        4,435              199,619
                                                                        2,050,837
OIL FIELD MACHINERY & EQUIPMENT (1.29%)
 Cooper Cameron /1/                                    3,767              206,959
 FMC Technologies /1/                                  4,768              144,613
 Grant Prideco /1/                                     8,615              191,081
 Smith International                                   7,393              430,125
                                                                          972,778
OIL-FIELD SERVICES (0.93%)
 Hanover Compressor /1/                                5,446               56,475
 Tidewater                                             4,228              145,739
 Weatherford International /1/                         9,634              502,413
                                                                          704,627
                                              Shares

                                              Held                        Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (0.33%)
                                                                        $
 Bowater                                               3,880              126,061
 Glatfelter                                            2,601               31,030
 Potlatch                                              2,018               95,310
                                                                          252,401
PHARMACY SERVICES (0.33%)
 Omnicare                                              7,264              251,843
PIPELINES (1.26%)
 Aquila /1/                                           16,858               57,991
 Equitable Resources                                   4,256              245,316
 National Fuel Gas                                     5,455              148,540
 Questar                                               5,906              344,910
 Western Gas Resources                                 4,500              150,345
                                                                          947,102
POWER CONVERTER & SUPPLY EQUIPMENT (0.25%)
 Hubbell                                               4,286              186,227
PRINTING-COMMERCIAL (0.26%)
 Banta                                                 1,737               72,329
 Valassis Communications /1/                           3,574              125,983
                                                                          198,312
PROPERTY & CASUALTY INSURANCE (1.58%)
 Fidelity National Financial                          12,165              390,618
 First American                                        5,687              203,595
 Leucadia National                                     6,601              229,583
 Ohio Casualty /1/                                     4,354              102,101
 W.R. Berkley                                          8,286              269,295
                                                                        1,195,192
PUBLICLY TRADED INVESTMENT FUND (3.71%)
 iShares S&P MidCap 400 Fund                          22,120            2,803,710
PUBLISHING-BOOKS (0.12%)
 Scholastic /1/                                        2,596               90,471
PUBLISHING-NEWSPAPERS (0.72%)
 Lee Enterprises                                       3,163              131,296
 Washington Post                                         481              415,704
                                                                          547,000
PUBLISHING-PERIODICALS (0.16%)
 Readers Digest Association                            6,942              118,014
RACETRACKS (0.22%)
 International Speedway                                3,083              164,016
RADIO (0.35%)
 Emmis Communications /1/                              3,574               55,147
 Entercom Communications /1/                           3,078               99,204
 Westwood One /1/                                      6,159              112,709
                                                                          267,060
REINSURANCE (0.43%)
 Everest Re Group                                      3,913              321,649
RENTAL-AUTO & EQUIPMENT (0.28%)
 Rent-A-Center /1/                                     4,889              117,531
 United Rentals /1/                                    5,048               92,833
                                                                          210,364
                                              Shares

                                              Held                        Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (2.94%)
                                                                        $
 Abercrombie & Fitch                                   6,076              327,800
 Aeropostale /1/                                       3,882              108,424
 American Eagle Outfitters                             9,252              242,588
 AnnTaylor Stores /1/                                  4,920              120,491
 Chico's FAS /1/                                      12,453              319,170
 Claire's Stores                                       6,901              150,580
 Foot Locker                                          10,871              289,821
 Pacific Sunwear of California /1/                     5,176              117,029
 Payless ShoeSource /1/                                4,748               64,858
 Ross Stores                                          10,235              273,479
 Urban Outfitters /1/                                  4,537              200,989
                                                                        2,215,229
RETAIL-ARTS & CRAFTS (0.41%)
 Michaels Stores                                       9,398              312,014
RETAIL-AUTO PARTS (0.61%)
 Advance Auto Parts /1/                                5,127              273,525
 O'Reilly Automotive /1/                               3,671              188,396
                                                                          461,921
RETAIL-AUTOMOBILE (0.42%)
 Carmax /1/                                            7,267              198,244
 Copart /1/                                            5,591              121,213
                                                                          319,457
RETAIL-BOOKSTORE (0.38%)
 Barnes & Noble /1/                                    4,423              157,459
 Borders Group                                         5,236              126,659
                                                                          284,118
RETAIL-DISCOUNT (0.43%)
 BJ's Wholesale Club /1/                               4,845              129,119
 Dollar Tree Stores /1/                                7,875              192,859
                                                                          321,978
RETAIL-HAIR SALONS (0.15%)
 Regis                                                 3,118              111,406
RETAIL-HOME FURNISHINGS (0.12%)
 Pier 1 Imports                                        6,021               87,425
RETAIL-MAIL ORDER (0.36%)
 Williams-Sonoma /1/                                   8,162              273,345
RETAIL-MAJOR DEPARTMENT STORE (0.22%)
 Saks                                                  9,743              166,021
RETAIL-PET FOOD & SUPPLIES (0.36%)
 PETsMART                                             10,172              271,084
RETAIL-REGIONAL DEPARTMENT STORE (0.44%)
 Neiman Marcus Group                                   3,412              335,468
RETAIL-RESTAURANTS (1.34%)
 Applebees International                               5,653              140,081
 Bob Evans Farms                                       2,465               50,286
 Brinker International /1/                             6,154              208,005
 CBRL Group                                            3,313              127,650
 Cheesecake Factory /1/                                5,423              166,432
 Krispy Kreme Doughnuts /1/                            4,305               25,486
 Outback Steakhouse /2/                                4,732              191,173
                                              Shares

                                              Held                        Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
                                                                        $
 Ruby Tuesday                                          4,472              100,620
                                                                        1,009,733
RETAIL-VARIETY STORE (0.06%)
 99 Cents Only Stores /1/                              4,119               45,639
RUBBER-TIRES (0.06%)
 Bandag                                                1,085               47,132
SAVINGS & LOANS-THRIFTS (1.31%)
 Astoria Financial                                     7,161              189,838
 Independence Community Bank                           5,477              195,419
 New York Community Bancorp                           17,010              301,077
 Washington Federal                                    6,040              134,632
 Webster Financial                                     3,748              170,347
                                                                          991,313
SCHOOLS (1.13%)
 Career Education /1/                                  7,146              224,670
 Corinthian Colleges /1/                               6,327               89,907
 DeVry /1/                                             4,513              102,896
 Education Management /1/                              4,750              133,000
 ITT Educational Services /1/                          3,203              147,274
 Laureate Education /1/                                3,437              152,672
                                                                          850,419
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.45%)
 Atmel /1/                                            31,289               72,278
 Cypress Semiconductor /1/                             8,959              107,418
 Integrated Device Technology /1/                      7,331               78,442
 Micrel /1/                                            5,526               51,944
 Triquint Semiconductor /1/                            9,590               28,386
                                                                          338,468
SEMICONDUCTOR EQUIPMENT (0.41%)
 Credence Systems /1/                                  6,375               40,099
 Lam Research /1/                                      9,738              249,780
 LTX /1/                                               4,265               16,377
                                                                          306,256
SOAP & CLEANING PRODUCTS (0.21%)
 Church & Dwight                                       4,419              159,172
STEEL PRODUCERS (0.11%)
 Steel Dynamics                                        3,109               84,503
TELECOMMUNICATION EQUIPMENT (0.78%)
 Adtran                                                4,776               99,006
 CommScope /1/                                         3,565               50,338
 Harris                                                9,282              261,752
 Plantronics                                           3,421              107,727
 UTStarcom /1/                                         7,250               68,948
                                                                          587,771
TELECOMMUNICATIONS (0.05%)
 Newport /1/                                           2,990               41,112
TELEPHONE-INTEGRATED (0.48%)
 Cincinnati Bell /1/ /2/                              17,102               68,408
 Telephone & Data Systems /2/                          3,807              293,862
                                                                          362,270
                                              Shares

                                              Held                        Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TEXTILE-HOME FURNISHINGS (0.43%)
                                                                        $
 Mohawk Industries /1/                                 4,146              322,600
TOBACCO (0.11%)
 Universal                                             1,786               81,531
TRANSACTIONAL SOFTWARE (0.07%)
 Transaction Systems Architects /1/                    2,494               51,701
TRANSPORT-AIR FREIGHT (0.20%)
 CNF                                                   3,603              154,028
TRANSPORT-EQUIPMENT & LEASING (0.15%)
 Gatx                                                  3,447              112,786
TRANSPORT-MARINE (0.34%)
 Alexander & Baldwin                                   3,031              123,453
 Overseas Shipholding Group                            2,420              136,560
                                                                          260,013
TRANSPORT-SERVICES (0.89%)
 C.H. Robinson Worldwide                               5,949              306,969
 Expeditors International of Washington                7,430              364,887
                                                                          671,856
TRANSPORT-TRUCK (0.70%)
 J.B. Hunt Transport Services                          4,799              187,593
 Swift Transportation /1/                              4,324               92,231
 Werner Enterprises                                    4,417               82,068
 Yellow Roadway /1/                                    3,387              165,963
                                                                          527,855

                            SCHEDULE OF INVESTMENTS
                           MIDCAP S&P 400 INDEX FUND
                           APRIL 30, 2005 (UNAUDITED)


                                      Shares

                                      Held                               Value

----------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
WATER (0.23%)

 Aqua America                                        6,502            $   173,343
WEB HOSTING & DESIGN (0.27%)

 Macromedia /1/                                      5,132                203,279
WIRELESS EQUIPMENT (0.13%)

 Powerwave Technologies /1/                          6,946                 50,150

 RF Micro Devices /1/                               13,075                 51,254

                                                                          101,404

                                      TOTAL COMMON STOCKS              71,805,986


                                      Principal

                                      Amount                             Value

----------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.90%)
FINANCE-MORTGAGE LOAN/BANKER (3.90%)
 Investment in Joint Trading
  Account;
  Federal National Mortgage
  Association
                                                 $                    $
  2.60%; 05/02/05                                2,942,537              2,942,071
                                   TOTAL COMMERCIAL PAPER               2,942,071
                                                                      -----------



                     TOTAL PORTFOLIO INVESTMENTS (99.03%)              74,748,057

CASH AND RECEIVABLES, NET OF LIABILITIES (0.97%)             732,842
                      TOTAL NET ASSETS (100.00%)             $75,480,899
                                                             -------------

   Contract                   Opening       Current      Unrealized
     Type       Commitment  Market Value  Market Value   Gain (Loss)
---------------------------------------------------------------------
FUTURES CONTRACTS
11 S&P MidCap     Buy        $3,633,375    $3,488,375    $(145,000)
400
June 2005
Futures

                            SCHEDULE OF INVESTMENTS
                           MIDCAP S&P 400 INDEX FUND
                           APRIL 30, 2005 (UNAUDITED)


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $295,568 or 0.39% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $12,690,594
Unrealized Depreciation                       (5,172,167)
                                             -----------
Net Unrealized Appreciation (Depreciation)     7,518,427
Cost for federal income tax purposes         $67,229,630

                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                    Percentage of
                                                              Total Value
--------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                      $14,513,158                     18.55%
 Consumer, Cyclical                 11,952,832                     15.28
 Financial                          11,530,924                     14.74
 Industrial                          8,126,546                     10.39
 Technology                          6,104,587                      7.80
 Energy                              5,921,793                      7.57
 Utilities                           4,404,640                      5.63
 Communications                      3,703,287                      4.73
 Futures Contracts                   3,488,375                      4.46
 Government                          2,942,072                      3.76
 Funds                               2,803,710                      3.58
 Basic Materials                     2,514,925                      3.22
 Diversified                           229,583                      0.29
                TOTAL              $78,236,432                    100.00%
                                 -----------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                               MIDCAP VALUE FUND
                           APRIL 30, 2005 (UNAUDITED)

                                            Shares

                                            Held                               Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (96.38%)
ADVERTISING SALES (0.38%)
                                                                            $
 Lamar Advertising /1/                                     9,767                365,090
AEROSPACE & DEFENSE EQUIPMENT (0.38%)
 Moog /1/                                                 12,037                358,823
AIRLINES (0.30%)
 ExpressJet Holdings /1/                                  32,500                288,600
APPAREL MANUFACTURERS (1.07%)
 Liz Claiborne                                            15,802                559,865
 VF                                                        8,214                464,830
                                                                              1,024,695
ATHLETIC FOOTWEAR (0.45%)
 Nike                                                      5,570                427,832
AUCTION HOUSE & ART DEALER (0.49%)
 ADESA                                                    19,500                471,705
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.11%)
 Paccar                                                   15,600              1,059,240
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.68%)
 Autoliv                                                  14,759                653,086
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.34%)
 Martin Marietta Materials                                 5,980                328,840
BUILDING-RESIDENTIAL & COMMERCIAL (2.99%)
 DR Horton                                                33,720              1,028,460
 KB Home                                                   9,340                532,380
 Pulte Homes                                               9,692                692,494
 Ryland Group                                              9,858                605,281
                                                                              2,858,615
CASINO HOTELS (0.61%)
 MGM Mirage /1/                                            8,300                579,423
CELLULAR TELECOMMUNICATIONS (0.46%)
 Nextel Partners /1/                                      18,502                435,167
CHEMICALS-DIVERSIFIED (1.81%)
 PPG Industries                                           12,700                857,885
 Rohm & Haas                                              20,000                873,200
                                                                              1,731,085
CHEMICALS-SPECIALTY (1.36%)
 Cabot                                                    14,744                450,429
 Cytec Industries                                          6,400                295,168
 Eastman Chemical                                         10,240                552,960
                                                                              1,298,557
COAL (0.47%)
 Peabody Energy                                           10,344                452,757
COATINGS & PAINT (0.84%)
 Sherwin-Williams                                         17,978                801,280
COMMERCIAL BANKS (6.27%)
 Associated Banc-Corp                                     19,879                614,659
 Bank of Hawaii                                           10,730                508,065
 City National                                             7,205                507,953
 Colonial BancGroup                                       33,400                736,804
 Compass Bancshares                                       11,286                485,524
                                            Shares

                                            Held                               Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                            $
 Marshall & Ilsley                                        19,117                815,149
 North Fork Bancorp                                       29,200                821,980
 UnionBanCal                                              10,336                636,284
 Westamerica Bancorp.                                      7,800                389,532
 Zions Bancorp                                             6,677                467,590
                                                                              5,983,540
COMPUTER AIDED DESIGN (0.84%)
 Autodesk                                                 25,260                804,026
COMPUTERS (0.79%)
 Apple Computer /1/                                       20,800                750,048
CONSUMER PRODUCTS-MISCELLANEOUS (0.43%)
 Fortune Brands                                            4,900                414,442
CONTAINERS-METAL & GLASS (0.91%)
 Ball                                                     15,272                603,244
 Owens-Illinois /1/                                       10,908                267,464
                                                                                870,708
CONTAINERS-PAPER & PLASTIC (0.26%)
 Sonoco Products                                           9,317                252,398
DATA PROCESSING & MANAGEMENT (0.73%)
 Global Payments                                          10,722                694,357
DIRECT MARKETING (0.83%)
 Harte-Hanks                                              27,840                793,440
DISPOSABLE MEDICAL PRODUCTS (0.55%)
 C.R. Bard                                                 7,390                525,946
DISTRIBUTION-WHOLESALE (1.28%)
 Ingram Micro /1/                                         37,965                632,497
 W.W. Grainger                                            10,576                584,747
                                                                              1,217,244
DIVERSIFIED MANUFACTURING OPERATIONS (2.87%)
 Brink's                                                  12,800                412,928
 Eaton                                                    15,690                921,003
 ITT Industries                                            8,070                730,012
 Textron                                                   9,000                678,150
                                                                              2,742,093
DRUG DELIVERY SYSTEMS (0.81%)
 Hospira /1/                                              22,996                771,516
ELECTRIC PRODUCTS-MISCELLANEOUS (0.55%)
 Ametek                                                   13,900                526,393
ELECTRIC-INTEGRATED (6.16%)
 Constellation Energy Group                               23,900              1,256,184
 Edison International                                     31,910              1,158,333
 MDU Resources Group                                      26,575                718,322
 PPL                                                      18,316                993,826
 TXU                                                      20,457              1,755,006
                                                                              5,881,671
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.44%)
 Applied Micro Circuits /1/                              156,621                418,178
                                            Shares

                                            Held                               Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC PARTS DISTRIBUTION (0.52%)
                                                                            $
 Arrow Electronics /1/                                    20,298                494,053
ENGINES-INTERNAL COMBUSTION (0.58%)
 Cummins Engine                                            8,199                557,532
ENTERPRISE SOFTWARE & SERVICE (0.39%)
 Hyperion Solutions /1/                                    9,100                370,097
FINANCE-CREDIT CARD (0.37%)
 Capital One Financial                                     4,942                350,338
FINANCE-INVESTMENT BANKER & BROKER (2.39%)
 Bear Stearns                                             13,129              1,242,791
 E*Trade Financial /1/                                    60,222                669,066
 Lehman Brothers Holdings                                  4,019                368,623
                                                                              2,280,480
FINANCIAL GUARANTEE INSURANCE (1.90%)
 MBIA                                                     15,354                804,243
 MGIC Investment                                           9,900                584,100
 Radian Group                                              9,600                426,528
                                                                              1,814,871
FOOD-FLOUR & GRAIN (0.89%)
 Archer Daniels Midland                                   47,476                854,093
FOOD-MEAT PRODUCTS (0.37%)
 Smithfield Foods /1/                                     11,767                356,069
FOOD-MISCELLANEOUS/DIVERSIFIED (0.30%)
 Ralcorp Holdings /1/                                      7,278                288,354
GAS-DISTRIBUTION (3.40%)
 AGL Resources                                            17,631                610,033
 Energen                                                  11,350                703,132
 ONEOK                                                    20,889                602,857
 Sempra Energy                                            19,705                795,688
 UGI                                                      10,700                537,461
                                                                              3,249,171
HOTELS & MOTELS (0.34%)
 Hilton Hotels                                            15,000                327,450
INSTRUMENTS-CONTROLS (0.69%)
 Parker Hannifin                                          10,986                658,501
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.76%)
 Nuveen Investments                                       21,373                726,468
LIFE & HEALTH INSURANCE (3.21%)
 AmerUs Group                                              7,889                370,862
 Genworth Financial                                       16,000                447,200
 Lincoln National                                         18,000                809,460
 Nationwide Financial Services                            11,672                413,539
 Stancorp Financial Group                                  7,340                561,657
 UnumProvident                                            27,812                465,016
                                                                              3,067,734
MEDICAL-BIOMEDICAL/GENE (0.45%)
 Invitrogen /1/                                            5,840                427,897
MEDICAL-HMO (2.52%)
 Coventry Health Care /1/                                  9,300                636,399
 Humana /1/                                               23,748                822,868
                                            Shares

                                            Held                               Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (CONTINUED)
                                                                            $
 WellPoint /1/                                             7,408                946,372
                                                                              2,405,639
METAL PROCESSORS & FABRICATION (0.31%)
 Worthington Industries                                   18,000                292,680
METAL-COPPER (1.15%)
 Phelps Dodge                                              9,027                774,968
 Southern Peru Copper                                      6,300                322,182
                                                                              1,097,150
MISCELLANEOUS INVESTING (7.46%)
 Archstone-Smith Trust                                    23,825                856,985
 CBL & Associates Properties                               4,200                324,954
 CenterPoint Properties Trust                             12,417                511,705
 Equity Residential Properties Trust                      23,214                797,401
 General Growth Properties                                16,507                645,589
 Kimco Realty                                             10,595                586,857
 Liberty Property Trust                                    8,000                318,640
 Macerich                                                 11,373                685,792
 Mills                                                     7,809                446,206
 Pan Pacific Retail Properties                             5,700                344,394
 Regency Centers                                          12,348                650,122
 Simon Property Group                                      7,480                494,204
 Thornburg Mortgage                                       15,400                461,384
                                                                              7,124,233
MULTI-LINE INSURANCE (2.50%)
 Cigna                                                    12,973              1,193,256
 Cincinnati Financial                                     20,400                820,896
 Prudential Financial                                      6,578                375,933
                                                                              2,390,085
OIL COMPANY-EXPLORATION & PRODUCTION (3.15%)
 Apache                                                    6,290                354,064
 Chesapeake Energy                                        35,805                688,888
 EOG Resources                                            27,200              1,293,360
 Noble Energy                                             10,500                673,260
                                                                              3,009,572
OIL COMPANY-INTEGRATED (1.08%)
 Amerada Hess                                              7,348                688,140
 Marathon Oil                                              7,378                343,594
                                                                              1,031,734
OIL FIELD MACHINERY & EQUIPMENT (1.30%)
 National-Oilwell Varco /1/                               19,260                765,392
 Smith International                                       8,200                477,076
                                                                              1,242,468
OIL REFINING & MARKETING (4.10%)
 Ashland                                                  13,000                874,120
 Premcor                                                  11,800                780,570
 Sunoco                                                    7,488                743,259
 Valero Energy                                            22,080              1,513,142
                                                                              3,911,091
OPTICAL SUPPLIES (0.70%)
 Bausch & Lomb                                             8,870                665,250
PAPER & RELATED PRODUCTS (1.22%)
 Georgia-Pacific                                          22,200                760,794
                                            Shares

                                            Held                               Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
                                                                            $
 MeadWestvaco                                             13,730                404,349
                                                                              1,165,143
PIPELINES (1.66%)
 Equitable Resources                                      15,000                864,600
 Questar                                                  12,381                723,050
                                                                              1,587,650
POULTRY (0.65%)
 Pilgrims Pride                                           17,062                615,768
PROPERTY & CASUALTY INSURANCE (1.56%)
 Arch Capital Group /1/                                    8,201                327,958
 First American                                           16,799                601,404
 W.R. Berkley                                             17,100                555,750
                                                                              1,485,112
PUBLICLY TRADED INVESTMENT FUND (1.96%)
 iShares Russell Midcap Value Index Fund                  16,955              1,867,254
REGIONAL BANKS (0.84%)
 Comerica                                                 14,000                801,640
RETAIL-APPAREL & SHOE (1.81%)
 American Eagle Outfitters                                21,266                557,595
 Nordstrom                                                23,050              1,171,631
                                                                              1,729,226
RETAIL-REGIONAL DEPARTMENT STORE (1.28%)
 Federated Department Stores                              13,543                778,722
 Neiman Marcus Group                                       4,471                439,589
                                                                              1,218,311
RETAIL-RESTAURANTS (0.95%)
 Darden Restaurants                                       30,121                903,630
STEEL PRODUCERS (0.94%)
 Nucor                                                     8,118                414,830
 United States Steel                                      11,238                480,537
                                                                                895,367
TELEPHONE-INTEGRATED (1.32%)
 CenturyTel                                               17,428                534,865
 Citizens Communications                                  57,076                727,719
                                                                              1,262,584
TOBACCO (0.94%)
 Reynolds American                                        11,482                895,252
TOOLS-HAND HELD (0.59%)
 Stanley Works                                            13,077                562,703
TRANSPORT-AIR FREIGHT (0.57%)
 CNF                                                      12,797                547,072
TRANSPORT-RAIL (1.27%)
 Burlington Northern Santa Fe                             25,223              1,217,010
TRANSPORT-TRUCK (0.53%)
 Yellow Roadway /1/                                       10,356                507,444
                                            TOTAL COMMON STOCKS              92,034,971

                                            Principal

                                            Amount                             Value

----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.52%)
FINANCE-MORTGAGE LOAN/BANKER (3.52%)
 Investment in Joint Trading Account;
  Federal National Mortgage Association
                                                       $                    $
  2.60%; 05/02/05                                      3,365,724              3,365,191
                                         TOTAL COMMERCIAL PAPER               3,365,191
                                                                            -----------

                           TOTAL PORTFOLIO INVESTMENTS (99.90%)              95,400,162
CASH AND RECEIVABLES, NET OF LIABILITIES (0.10%)                                 96,574
                                     TOTAL NET ASSETS (100.00%)             $95,496,736
                                                                            -------------

1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 9,583,510
Unrealized Depreciation                       (2,845,785)
                                             -----------
Net Unrealized Appreciation (Depreciation)     6,737,725
Cost for federal income tax purposes         $88,662,437


                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                    Percentage of
                                                              Total Value
--------------------------------------------------------------------------------
 Financial                         $26,024,501                     27.28%
 Consumer, Cyclical                 12,287,351                     12.88
 Energy                             10,361,153                     10.86
 Industrial                          9,916,250                     10.40
 Utilities                           9,130,842                      9.57
 Consumer,
 Non-cyclical                        8,691,931                      9.11
 Basic Materials                     7,862,701                      8.24
 Government                          3,365,191                      3.53
 Technology                          3,036,706                      3.18
 Communications                      2,856,282                      2.99
 Funds                               1,867,254                      1.96
                TOTAL              $95,400,162                    100.00%
                                 -----------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                               MONEY MARKET FUND
                           APRIL 30, 2005 (UNAUDITED)

                                                       Principal
                                                         Amount                      Value
-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (98.28%)
ASSET BACKED SECURITIES (6.18%)
 CAFCO
                                                   $                             $
  2.94%; 06/07/05                                           2,000,000               1,993,793
  2.95%; 06/06/05                                           1,900,000               1,894,239
  3.09%; 07/19/05                                           2,000,000               1,986,267
 FCAR Owner Trust I
  2.94%; 06/07/05                                           1,800,000               1,794,414
  2.94%; 06/10/05                                           2,000,000               1,993,303
 Windmill Funding
  2.83%; 05/25/05                                           2,000,000               1,996,070
  2.91%; 05/27/05                                           2,055,000               2,050,515
  2.94%; 06/15/05                                           2,000,000               1,992,487
  2.96%; 06/03/05                                           2,000,000               1,994,409
                                                                                   17,695,497
BEVERAGES-NON-ALCOHOLIC (2.11%)
 Coca-Cola
  2.74%; 05/18/05                                           2,115,000               2,112,102
  2.94%; 06/27/05                                           1,850,000               1,841,237
  2.97%; 07/01/05                                           2,100,000               2,089,259
                                                                                    6,042,598
COMMERCIAL BANKS (10.00%)
 Calyon North America
  2.90%; 06/03/05                                           2,000,000               1,994,532
  3.04%; 07/15/05                                           1,500,000               1,490,373
 Deutsche Bank Financial
  3.01%; 06/27/05                                           2,000,000               2,000,000
  3.02%; 07/12/05                                           2,015,000               2,002,681
 Nordea North America
  2.76%; 05/20/05                                           1,500,000               1,497,700
  2.78%; 05/09/05                                           2,300,000               2,298,396
  2.83%; 05/20/05                                           2,000,000               1,996,861
  3.00%; 07/05/05                                           1,700,000               1,690,650
 Skandinaviska Enskilda Banken
  2.74%; 05/03/05                                           2,800,000               2,799,361
  2.75%; 05/06/05                                           1,600,000               1,599,267
  2.76%; 05/17/05                                           1,700,000               1,697,784
  2.95%; 06/16/05                                           2,000,000               1,992,297
 Svenska Handelsbanken
  3.02%; 07/07/05                                           1,700,000               1,690,302
  3.04%; 07/20/05                                           2,100,000               2,085,636
  3.05%; 07/05/05                                           1,800,000               1,789,951
                                                                                   28,625,791
CONSUMER PRODUCTS-MISCELLANEOUS (1.94%)
 Fortune Brands
  2.90%; 06/10/05                                           1,875,000               1,868,807
  2.92%; 06/08/05                                           1,700,000               1,694,623
  3.02%; 06/01/05                                           2,000,000               1,994,631
                                                                                    5,558,061
COSMETICS & TOILETRIES (2.93%)
 Procter & Gamble
  2.72%; 05/16/05                                           1,500,000               1,498,186
  2.81%; 05/26/05                                           1,700,000               1,696,550
  2.84%; 06/01/05                                           1,400,000               1,396,466
  2.89%; 05/31/05                                           2,030,000               2,024,948
  3.02%; 07/18/05                                           1,765,000               1,753,303
                                                                                    8,369,453
                                                       Principal
                                                         Amount                      Value
-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (4.38%)
 Amstel Funding
                                                   $                             $
  2.79%; 05/23/05                                           1,800,000               1,796,791
  2.90%; 07/18/05                                           1,000,000                 993,636
  3.05%; 07/15/05                                           2,368,000               2,352,753
  3.10%; 07/25/05                                           2,000,000               1,985,189
 General Electric Capital
  2.80%; 05/26/05                                           1,755,000               1,751,451
  2.90%; 06/09/05                                           1,860,000               1,854,007
  2.91%; 05/31/05                                           1,800,000               1,795,490
                                                                                   12,529,317
DIVERSIFIED MANUFACTURING OPERATIONS (0.63%)
 Illinois Tool Works
  2.80%; 05/24/05                                           1,800,000               1,796,640
FINANCE-AUTO LOANS (3.30%)
 Paccar Financial
  2.72%; 05/12/05                                           1,700,000               1,698,459
  2.74%; 05/18/05                                           1,700,000               1,697,671
 Toyota Motor Credit
  2.78%; 05/03/05                                           2,100,000               2,099,513
  2.84%; 05/27/05                                           2,000,000               1,995,740
  3.00%; 07/08/05                                           2,000,000               1,988,500
                                                                                    9,479,883
FINANCE-COMMERCIAL (3.96%)
 CIT Group
  2.73%; 05/23/05                                           1,820,000               1,816,826
  2.98%; 06/23/05                                           1,900,000               1,891,507
  3.00%; 06/30/05                                           1,500,000               1,492,375
  3.05%; 07/11/05                                           2,000,000               1,987,800
 Verizon Network Funding
  2.95%; 06/06/05                                           2,155,000               2,148,466
  2.99%; 06/21/05                                           2,000,000               1,991,362
                                                                                   11,328,336
FINANCE-CONSUMER LOANS (2.74%)
 American General Finance
  2.76%; 05/19/05                                           2,180,000               2,176,825
  2.83%; 05/13/05                                           2,000,000               1,997,956
  2.91%; 06/08/05                                           1,900,000               1,894,010
 HSBC Finance
  2.95%; 06/22/05                                           1,770,000               1,762,313
                                                                                    7,831,104
FINANCE-CREDIT CARD (1.11%)
 American Express Credit
  2.74%; 05/09/05                                           1,170,000               1,169,199
  2.80%; 05/12/05                                           2,000,000               1,998,133
                                                                                    3,167,332
FINANCE-INVESTMENT BANKER & BROKER (9.96%)
 Bear Stearns
  2.74%; 05/17/05                                           1,700,000               1,697,800
  2.87%; 06/06/05                                           1,900,000               1,894,395
  2.97%; 06/20/05                                           2,000,000               1,991,585
  3.04%; 07/11/05                                           1,700,000               1,689,664
 Citigroup Global Markets Holdings
  2.82%; 05/12/05                                           1,380,000               1,378,703
  3.00%; 07/07/05                                           2,000,000               1,988,667
                                                       Principal
                                                         Amount                      Value
-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Goldman Sachs Group
                                                   $                             $
  2.78%; 05/13/05                                           2,000,000               1,997,992
  2.84%; 05/20/05                                           2,000,000               1,996,844
 ING U.S. Funding
  2.71%; 05/19/05                                           1,600,000               1,597,711
  2.94%; 06/07/05                                           2,000,000               1,993,804
  2.95%; 06/02/05                                           1,700,000               1,695,403
 Merrill Lynch
  2.95%; 05/04/05                                           1,145,000               1,144,625
 Morgan Stanley
  2.97%; 06/17/05                                           1,800,000               1,792,872
  2.98%; 06/20/05                                           2,000,000               1,991,557
  3.00%; 06/22/05                                           1,800,000               1,792,050
  3.02%; 07/11/05                                           1,860,000               1,848,766
                                                                                   28,492,438
FINANCE-LEASING COMPANY (3.87%)
 International Lease Finance
  2.69%; 05/05/05                                           1,600,000               1,599,402
  2.70%; 05/11/05                                           1,600,000               1,598,680
  2.75%; 05/12/05                                           1,890,000               1,888,267
  2.86%; 05/16/05                                           2,000,000               1,997,458
  2.87%; 05/23/05                                           2,000,000               1,996,333
 River Fuel Funding
  3.02%; 06/28/05                                           2,000,000               1,990,101
                                                                                   11,070,241
FINANCE-MORTGAGE LOAN/BANKER (3.76%)
 Federal Home Loan Mortgage
  2.77%; 06/14/05                                           1,610,000               1,604,426
  3.01%; 08/08/05                                           1,700,000               1,685,786
 Federal National Mortgage Association
  2.60%; 05/02/05                                           1,575,000               1,574,773
  2.65%; 05/11/05                                           2,000,000               1,998,346
  2.76%; 05/18/05                                           2,200,000               2,196,964
  2.92%; 06/13/05                                           1,715,000               1,708,879
                                                                                   10,769,174
FINANCE-OTHER SERVICES (8.86%)
 ABN-AMRO North America Finance
  2.77%; 05/06/05                                           2,000,000               1,999,077
  2.77%; 06/15/05                                           1,500,000               1,494,691
 Commoloco
  2.75%; 05/24/05                                           1,500,000               1,497,250
 CRC Funding
  2.96%; 06/15/05                                           1,680,000               1,673,646
  2.97%; 06/16/05                                           2,090,000               2,081,896
  3.02%; 07/13/05                                           1,900,000               1,888,205
  3.03%; 06/24/05                                           1,800,000               1,791,668
 HSBC Funding
  2.95%; 06/16/05                                           2,000,000               1,992,297
  2.99%; 06/22/05                                           1,800,000               1,792,076
  3.00%; 06/21/05                                           1,700,000               1,692,633
 Private Export Funding
  2.61%; 05/11/05                                           1,900,000               1,898,485
  2.75%; 05/25/05                                           1,600,000               1,596,944
                                                       Principal
                                                         Amount                      Value
-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-OTHER SERVICES (CONTINUED)
 Private Export Funding (continued)
                                                   $                             $
  3.02%; 07/27/05                                           2,000,000               1,985,236
  3.06%; 08/10/05                                           2,000,000               1,982,660
                                                                                   25,366,764
MEDICAL-DRUGS (0.72%)
 Pfizer
  2.66%; 05/06/05                                             355,000                 354,843
  2.73%; 05/16/05                                           1,700,000               1,697,937
                                                                                    2,052,780
MONEY CENTER BANKS (8.48%)
 Bank of America
  2.71%; 05/13/05                                           1,900,000               1,898,141
  2.75%; 05/06/05                                           2,000,000               1,999,083
  2.75%; 05/06/05                                           1,700,000               1,698,836
  2.75%; 05/06/05                                           1,900,000               1,898,538
 BNP Paribas Finance
  2.76%; 05/10/05                                           1,200,000               1,199,078
  2.77%; 06/02/05                                           1,800,000               1,795,429
  2.91%; 06/09/05                                           2,000,000               1,993,533
  2.93%; 06/09/05                                           2,000,000               1,993,489
 Citicorp
  2.95%; 06/02/05                                           2,000,000               1,994,592
  2.95%; 06/24/05                                           2,000,000               1,990,986
  2.98%; 06/17/05                                           2,000,000               1,992,053
 HBOS Treasury Services
  2.80%; 05/24/05                                           1,845,000               1,841,556
  3.01%; 07/06/05                                           1,975,000               1,963,936
                                                                                   24,259,250
OIL COMPANY-INTEGRATED (0.70%)
 Shell Finance
  2.93%; 06/14/05                                           2,000,000               1,992,675
SPECIAL PURPOSE ENTITY (19.07%)
 Barclays U.S. Funding
  2.67%; 05/02/05                                           1,700,000               1,699,748
  2.70%; 05/10/05                                           1,800,000               1,798,650
  2.76%; 05/04/05                                           2,000,000               1,999,387
 Compass Securitization
  2.82%; 05/25/05                                           1,630,000               1,626,808
 Galaxy Funding
  3.03%; 07/14/05                                           1,900,000               1,888,006
  3.06%; 07/19/05                                           1,980,000               1,966,536
 Grampian Funding
  2.68%; 05/03/05                                           1,300,000               1,299,710
  2.68%; 05/04/05                                           1,800,000               1,799,464
  2.71%; 05/17/05                                           1,860,000               1,857,620
  2.75%; 05/31/05                                           1,600,000               1,596,211
  3.11%; 07/29/05                                           1,935,000               1,919,979
 Ranger Funding
  2.98%; 05/27/05                                           1,940,000               1,935,664
  3.01%; 07/05/05                                           1,800,000               1,790,067
  3.04%; 07/12/05                                           1,800,000               1,788,904
 Scaldis Capital
  2.95%; 06/13/05                                           1,990,000               1,982,825
  3.00%; 07/01/05                                           1,800,000               1,790,700
  3.04%; 07/13/05                                           2,000,000               1,987,502
                                                       Principal
                                                         Amount                      Value
-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Sheffield Receivables
                                                   $                             $
  2.96%; 05/24/05                                           1,800,000               1,796,448
  3.02%; 06/08/05                                           2,350,000               2,342,311
 Southern Company Funding
  2.96%; 06/24/05                                           1,995,000               1,985,978
 Surrey Funding
  2.73%; 05/02/05                                           2,000,000               1,999,697
  2.85%; 05/16/05                                           2,000,000               1,997,467
  2.92%; 05/26/05                                           1,700,000               1,696,415
  3.00%; 06/29/05                                           1,900,000               1,890,484
 White Pine Finance
  2.84%; 05/05/05                                           2,969,000               2,967,829
  3.02%; 06/27/05                                           2,000,000               1,990,269
 Yorktown Capital
  2.93%; 05/05/05                                           1,400,000               1,399,430
  2.96%; 06/17/05                                           2,000,000               1,992,107
  2.97%; 06/13/05                                           1,800,000               1,793,466
                                                                                   54,579,682
SPECIFIED PURPOSE ACQUISITION (0.68%)
 Delaware Funding
  2.82%; 05/10/05                                           1,935,000               1,933,484
SUPRANATIONAL BANK (1.85%)
 Corp Andina de Fomento
  2.90%; 05/19/05                                           3,300,000               3,294,949
  2.92%; 05/11/05                                           2,000,000               1,998,185
                                                                                    5,293,134
TELEPHONE COMMUNICATION (1.05%)
 Telstra
  2.65%; 05/04/05                                           1,600,000               1,599,522
  2.99%; 06/30/05                                           1,400,000               1,392,907
                                                                                    2,992,429
                                              TOTAL COMMERCIAL PAPER              281,226,063

                                                       Principal
                                                         Amount                      Value
-----------------------------------------------------------------------------------------------------
BONDS (1.75%)
ELECTRIC PRODUCTS-MISCELLANEOUS (0.11%)
 Emerson Electric
  7.88%; 06/01/05                                             320,000                 321,405
FINANCE-CONSUMER LOANS (0.18%)
 Household Finance
  8.00%; 05/09/05                                             500,000                 500,657
FINANCE-INVESTMENT BANKER & BROKER (0.19%)
 Merrill Lynch
  2.94%; 01/30/06                                             555,000                 551,696
FINANCE-MORTGAGE LOAN/BANKER (0.10%)
 Federal Home Loan Bank
  1.66%; 05/16/05                                             300,000                 300,000
                                                       Principal
                                                         Amount                      Value
-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (0.26%)
 Unilever Capital
                                                   $                             $
  6.88%; 11/01/05                                             725,000                 737,982
MONEY CENTER BANKS (0.77%)
 Bank of America
  6.20%; 02/15/06                                             875,000                 890,938
 JP Morgan Chase
  6.50%; 08/01/05                                           1,310,000               1,320,429
                                                                                    2,211,367
PROPERTY & CASUALTY INSURANCE (0.14%)
 Chubb
  6.15%; 08/15/05                                             395,000                 398,546
                                                         TOTAL BONDS                5,021,653
                                                                                 ------------

                               TOTAL PORTFOLIO INVESTMENTS (100.03%)              286,247,716
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.03%)                                     (86,819)
                                          TOTAL NET ASSETS (100.00%)             $286,160,897
                                                                                 ---------------


                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                     Percentage of
                                                               Total Value
--------------------------------------------------------------------------------
 Financial                         $216,200,083                     75.53%
 Consumer,
 Non-cyclical                        22,760,874                      7.95
 Asset Backed
 Securities                          17,695,496                      6.18
 Government                          16,362,308                      5.72
 Communications                       7,132,257                      2.49
 Industrial                           2,118,045                      0.74
 Energy                               1,992,675                      0.70
 Utilities                            1,985,978                      0.69
                TOTAL              $286,247,716                    100.00%
                                 ------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS GLOBAL EQUITY FUND
                           APRIL 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (97.20%)
AEROSPACE & DEFENSE EQUIPMENT (1.71%)
                                                                        $
 United Technologies                                   1,600               162,752
APPLICATIONS SOFTWARE (2.18%)
 Microsoft                                             8,200               207,460
AUTO-CARS & LIGHT TRUCKS (2.01%)
 Bayerische Motoren Werke /1/                          2,700               114,666
 Honda Motor /1/                                       1,600                76,953
                                                                           191,619
BEVERAGES-NON-ALCOHOLIC (1.72%)
 Pepsico                                               2,950               164,138
BREWERY (1.02%)
 Fomento Economico Mexicano                            1,900                96,995
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (3.38%)
 Compagnie de Saint-Gobain /1/                         1,700                96,380
 Imerys /1/                                            1,300                93,173
 Masco                                                 4,200               132,258
                                                                           321,811
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.28%)
 Holcim /1/                                            2,000               121,955
BUILDING-RESIDENTIAL & COMMERCIAL (1.08%)
 Lennar                                                2,000               102,940
CHEMICALS-DIVERSIFIED (1.32%)
 Nitto Denko /1/                                       2,300               125,349
COMMERCIAL BANKS (2.78%)
 Credit Suisse Group /1/ /2/                           2,700               114,078
 Royal Bank of Scotland /1/                            5,000               151,244
                                                                           265,322
COMPUTERS-INTEGRATED SYSTEMS (1.06%)
 Dell /2/                                              2,900               101,007
COMPUTERS-PERIPHERAL EQUIPMENT (1.13%)
 Lexmark International /2/                             1,550               107,647
CONSULTING SERVICES (1.48%)
 Accenture /2/                                         6,500               141,050
COSMETICS & TOILETRIES (1.14%)
 Avon Products                                         2,700               108,216
DIVERSIFIED MANUFACTURING OPERATIONS (4.42%)
 General Electric                                      9,100               329,420
 Pentair                                               2,300                91,494
                                                                           420,914
DIVERSIFIED MINERALS (1.13%)
 Cia Vale do Rio Doce                                  4,000               107,800
ELECTRIC-INTEGRATED (1.21%)
 Scottish Power /1/                                   14,200               114,917
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.65%)
 FANUC /1/                                             1,500                88,222
 Flextronics International /2/                         6,200                69,130
                                                                           157,352
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.99%)
                                                                        $
 Intel                                                 4,000                94,080
ENTERPRISE SOFTWARE & SERVICE (2.05%)
 BEA Systems /2/                                       5,500                37,950
 Computer Associates International                     3,800               102,220
 SAP /1/                                                 350                55,401
                                                                           195,571
FINANCE-COMMERCIAL (1.14%)
 CIT Group                                             2,700               108,756
FINANCE-CONSUMER LOANS (0.80%)
 Takefuji /1/                                          1,200                75,967
FINANCE-INVESTMENT BANKER & BROKER (3.53%)
 Citigroup                                             5,900               277,064
 Friedman, Billings, Ramsey Group                      4,900                59,241
                                                                           336,305
FINANCE-MORTGAGE LOAN/BANKER (1.14%)
 Countrywide Financial                                 3,000               108,570
FOOD-DAIRY PRODUCTS (1.08%)
 Dean Foods /2/                                        3,000               103,080
FOOD-RETAIL (1.00%)
 William Morrison Supermarkets /1/                    25,700                95,758
GAS-DISTRIBUTION (1.24%)
 Centrica /1/                                         27,800               118,275
HOTELS & MOTELS (0.56%)
 InterContinental Hotels Group /1/                     4,500                53,690
HUMAN RESOURCES (1.17%)
 Adecco /1/                                            2,300               111,693
IMPORT & EXPORT (2.37%)
 Mitsubishi /1/                                        6,600                90,380
 Sumitomo /1/                                         16,000               135,499
                                                                           225,879
MACHINERY-ELECTRICAL (0.77%)
 SMC /1/                                                 700                73,487
MEDICAL PRODUCTS (1.66%)
 Johnson & Johnson                                     2,300               157,849
MEDICAL-BIOMEDICAL/GENE (1.40%)
 Amgen /2/                                             2,300               133,883
MEDICAL-DRUGS (6.44%)
 Chugai Pharmaceutical /1/                             1,800                28,092
 GlaxoSmithKline /1/                                   8,700               220,031
 Pfizer                                                6,300               171,171
 Roche Holding /1/                                     1,600               194,359
                                                                           613,653
METAL-DIVERSIFIED (1.27%)
 Freeport-McMoran Copper & Gold                        3,500               121,310
MONEY CENTER BANKS (10.29%)
 Bank of America                                       4,700               211,688
 Barclays /1/                                         14,900               153,878
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
                                                                        $
 BNP Paribas /1/                                       2,200               145,645
 HSBC Holdings /1/                                    13,600               218,113
 Mitsubishi Tokyo Financial Group                         17               146,843
 UBS /1/                                               1,300               104,371
                                                                           980,538
MULTI-LINE INSURANCE (4.74%)
 American International Group                          2,500               127,125
 Prudential Financial                                  1,600                91,440
 XL Capital                                            1,500               105,450
 Zurich Financial Services /1/                           750               127,367
                                                                           451,382
MULTIMEDIA (2.04%)
 Gannett                                               1,000                77,000
 News                                                  7,400               117,808
                                                                           194,808
OFFICE AUTOMATION & EQUIPMENT (1.36%)
 Canon /1/                                             2,500               129,953
OIL COMPANY-EXPLORATION & PRODUCTION (2.66%)
 Apache                                                2,200               123,838
 Talisman Energy                                       4,300               130,102
                                                                           253,940
OIL COMPANY-INTEGRATED (5.69%)
 BG Group /1/                                         19,000               147,823
 ConocoPhillips                                        1,000               104,850
 Total /1/                                             1,300               290,014
                                                                           542,687
OPTICAL SUPPLIES (1.09%)
 HOYA /1/                                              1,000               104,343
RETAIL-BUILDING PRODUCTS (0.87%)
 Kingfisher /1/                                       17,500                82,691
RETAIL-DRUG STORE (0.69%)
 Shoppers Drug Mart                                    2,100                65,580
RETAIL-OFFICE SUPPLIES (1.46%)
 Office Depot /2/                                      7,100               139,018
RETAIL-REGIONAL DEPARTMENT STORE (0.70%)
 Kohl's /2/                                            1,400                66,640
TELECOMMUNICATION EQUIPMENT (1.86%)
 Qualcomm                                              2,800                97,692
 Telefonaktiebolaget LM Ericsson /1/                  26,900                79,801
                                                                           177,493
TOBACCO (2.18%)
 Altria Group                                          3,200               207,968

                                             Shares
                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (1.26%)
 Deutsche Post /1/                                     5,100            $  120,033
                                        TOTAL COMMON STOCKS              9,264,124
                                                                        ----------

                       TOTAL PORTFOLIO INVESTMENTS (97.20%)              9,264,124
CASH AND RECEIVABLES, NET OF LIABILITIES (2.80%)                           266,444
                                 TOTAL NET ASSETS (100.00%)             $9,530,568
                                                                        ------------

/1 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $4,053,601 or 42.53% of net assets.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   71,357
Unrealized Depreciation                        (545,351)
                                             ----------
Net Unrealized Appreciation (Depreciation)     (473,994)
Cost for federal income tax purposes         $9,738,118


                INVESTMENTS BY COUNTRY (UNAUDITED)
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                           $
 Brazil                       107,800              1.16%
 Canada                       195,681              2.11
 France                       625,212              6.75
 Germany                      290,100              3.13
 Hong Kong                    218,114              2.35
 Japan                      1,075,088             11.61
 Mexico                        96,995              1.05
 Sweden                        79,801              0.86
 Switzerland                  773,822              8.35
 United Kingdom             1,138,307             12.29
 United States              4,663,204             50.34
              TOTAL        $9,264,124            100.00%
                           ------------          ---------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS INTERNATIONAL FUND
                           APRIL 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (93.20%)
AEROSPACE & DEFENSE (0.84%)
                                                                                $
 BAE Systems /1/                                             478,400               2,353,199
 Rolls-Royce Group /1/                                       207,700                 945,248
 Rolls-Royce Group - B shares                              9,380,000                  18,363
                                                                                   3,316,810
AEROSPACE & DEFENSE-EQUIPMENT (0.20%)
 European Aeronautic Defense & Space /1/                      27,400                 783,138
APPAREL MANUFACTURERS (0.08%)
 Billabong International /1/                                  37,100                 332,555
AUDIO & VIDEO PRODUCTS (1.27%)
 Matsushita Electric Industrial /1/                           82,000               1,198,710
 Sony /1/                                                     50,800               1,874,341
 Thomson /1/                                                  62,100               1,538,033
 Victor /1/                                                   53,000                 411,355
                                                                                   5,022,439
AUTO-CARS & LIGHT TRUCKS (2.35%)
 Honda Motor /1/                                              41,900               2,015,219
 Renault /1/                                                  25,100               2,110,549
 Toyota Motor /1/                                            143,500               5,203,743
                                                                                   9,329,511
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.33%)
 Aisin Seiki /1/                                              34,600                 748,370
 NOK /1/                                                      20,900                 544,773
                                                                                   1,293,143
BEVERAGES-WINE & SPIRITS (0.09%)
 Takara Holdings /1/                                          53,000                 338,632
BREWERY (0.43%)
 Asahi Breweries /1/                                          56,000                 709,769
 Foster's Group /1/                                          249,500               1,001,964
                                                                                   1,711,733
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.23%)
 Compagnie de Saint-Gobain /1/                                15,900                 901,435
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.22%)
 Bouygues /1/                                                 21,500                 859,529
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.76%)
 CRH /1/                                                      50,600               1,263,705
 CRH /1/                                                       2,200                  54,986
 Holcim /1/                                                   16,360                 997,596
 Rinker Group /1/                                             80,400                 718,839
                                                                                   3,035,126
BUILDING PRODUCTS-DOORS & WINDOWS (0.54%)
 Asahi Glass /1/                                             110,000               1,217,861
 Pilkington /1/                                              452,800                 932,243
                                                                                   2,150,104
BUILDING-HEAVY CONSTRUCTION (0.41%)
 Technical Olympic /1/                                        32,240                 188,980
 Vinci /1/                                                     9,600               1,447,444
                                                                                   1,636,424
BUILDING-RESIDENTIAL & COMMERCIAL (0.28%)
 Daiwa House Industry /1/                                     50,000                 560,356
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (CONTINUED)
                                                                                $
 Taylor Woodrow /1/                                           99,200                 544,063
                                                                                   1,104,419
CAPACITORS (0.10%)
 Nippon Chemi-Con /1/                                         68,000                 385,518
CASINO HOTELS (0.09%)
 Sky City Entertainment Group /1/                            112,300                 363,427
CELLULAR TELECOMMUNICATIONS (2.97%)
 Mobistar /1/ /2/                                             19,400               1,658,281
 NTT DoCoMo                                                      481                 744,344
 O2 /2/                                                      336,300                 753,092
 Vodafone Group /1/                                        3,305,900               8,652,519
                                                                                  11,808,236
CHEMICALS-DIVERSIFIED (1.53%)
 BASF /1/                                                     27,450               1,802,173
 Bayer /1/                                                    33,200               1,101,934
 K+S /1/                                                      25,870               1,315,356
 Nitto Denko /1/                                              17,800                 970,095
 Sumitomo Chemical /1/                                       177,000                 902,237
                                                                                   6,091,795
CHEMICALS-SPECIALTY (0.06%)
 Daicel Chemical Industries /1/                               45,000                 241,478
COMMERCIAL BANKS (8.64%)
 Allied Irish Banks /1/                                        4,500                  92,193
 Allied Irish Banks /1/                                       91,200               1,862,096
 Australia & New Zealand Banking Group /1/                    95,900               1,618,850
 Banca Intesa /1/                                            381,046               1,825,398
 Banca Popolare di Milano Scarl /1/                           57,600                 548,197
 Banco BPI /1/                                               136,900                 552,754
 Banco Popular Espanol /1/                                    19,400               1,213,824
 Banco Santander Central Hispano /1/                         319,900               3,738,054
 Bank Austria Creditanstalt /1/                               10,630                 984,674
 Bankinter /1/                                                16,930                 821,148
 Commonwealth Bank of Australia /1/                           29,700                 844,670
 Credit Suisse Group /1/ /2/                                 102,640               4,336,644
 DnB /1/                                                     147,000               1,405,529
 Hokuhoku Financial Group /1/                                243,000                 690,415
 Joyo Bank /1/                                               116,000                 581,350
 Mitsui Trust Holdings /1/                                   138,000               1,368,017
 National Australia Bank /1/                                  36,700                 838,913
 Nishi-Nippon Bank /1/                                       151,000                 596,116
 Royal Bank of Scotland /1/                                  156,600               4,736,962
 Skandinaviska Enskilda Banken /1/                            56,200                 995,171
 St. George Bank /1/                                          26,700                 516,822
 Sumitomo Mitsui Financial Group                                 305               1,967,422
 United Overseas Bank /1/                                     91,000                 796,332
 Westpac Banking /1/                                          89,700               1,370,572
                                                                                  34,302,123
COMMERCIAL SERVICES (0.42%)
 Societe Generale de Surveillance Holding /1/                  1,825               1,240,590
 TIS /1/                                                      11,600                 419,543
                                                                                   1,660,133
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER AIDED DESIGN (0.33%)
                                                                                $
 Dassault Systemes /1/                                        28,000               1,315,538
COMPUTER SERVICES (0.12%)
 Computershare /1/                                           117,400                 465,391
COMPUTERS-INTEGRATED SYSTEMS (0.23%)
 Fujitsu /1/                                                 169,000                 927,253
COOPERATIVE BANKS (0.49%)
 Banche Popolari Unite /1/                                    55,800               1,184,423
 Banco Popolare di Verona e Novara /1/                        40,200                 742,649
                                                                                   1,927,072
COSMETICS & TOILETRIES (0.32%)
 Kao /1/                                                      55,000               1,271,631
DISTRIBUTION-WHOLESALE (0.41%)
 Esprit Holdings /1/                                         123,500                 919,975
 Inchcape /1/                                                 21,200                 720,571
                                                                                   1,640,546
DIVERSIFIED MANUFACTURING OPERATIONS (0.35%)
 Mitsubishi Heavy Industries /1/                             260,000                 690,174
 Smiths Group /1/                                             42,200                 693,841
                                                                                   1,384,015
DIVERSIFIED MINERALS (1.32%)
 BHP Billiton /1/                                            169,400               2,074,944
 BHP Billiton /1/                                            212,900               2,693,117
 Xstrata /1/                                                  28,000                 483,841
                                                                                   5,251,902
DIVERSIFIED OPERATIONS (0.53%)
 Hutchison Whampoa /1/                                       139,000               1,241,247
 Wharf Holdings /1/                                          264,000                 881,636
                                                                                   2,122,883
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.20%)
 Rank Group /1/                                              161,100                 802,396
E-COMMERCE-SERVICES (0.14%)
 Rakuten /1/                                                     680                 570,218
ELECTRIC PRODUCTS-MISCELLANEOUS (1.09%)
 Casio Computer /1/                                           33,000                 450,122
 Hitachi /1/                                                 127,000                 744,789
 Mitsubishi Electric /1/                                     198,000               1,046,572
 Sharp /1/                                                    42,000                 653,740
 Stanley Electric /1/                                         51,800                 840,019
 Techtronic Industries /1/                                   265,000                 589,308
                                                                                   4,324,550
ELECTRIC-INTEGRATED (2.75%)
 E.ON /1/                                                     40,820               3,473,518
 Enel /1/                                                    103,600                 985,911
 Public Power /1/                                             64,150               1,720,297
 RWE /1/                                                      16,900               1,012,346
 Scottish & Southern Energy /1/                               64,800               1,165,733
 Tokyo Electric Power /1/                                    105,900               2,540,349
                                                                                  10,898,154
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.80%)
 Koninklijke Philips Electronics /1/                          72,600               1,806,733
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (CONTINUED)
                                                                                $
 NEC /1/                                                      52,000                 285,676
 Nippon Electric Glass /1/                                    68,000               1,080,041
                                                                                   3,172,450
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.37%)
 Rohm /1/                                                      5,000                 469,921
 Sanken Electric /1/                                          27,000                 365,060
 STMicroelectronics /1/                                       45,100                 642,758
                                                                                   1,477,739
ELECTRONIC MEASUREMENT INSTRUMENTS (0.45%)
 Leica Geosystems /1/ /2/                                      4,834               1,393,290
 Yokogawa Electric /1/                                        31,000                 402,787
                                                                                   1,796,077
ELECTRONIC PARTS DISTRIBUTION (0.12%)
 Premier Farnell                                             169,000                 479,316
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.78%)
 ABB /1/ /2/                                                 230,570               1,447,746
 Bradken /1/                                                 127,229                 224,724
 Linde /1/                                                    21,700               1,441,530
                                                                                   3,114,000
ENTERPRISE SOFTWARE & SERVICE (0.63%)
 Oracle /1/                                                    9,500                 413,897
 SAP /1/                                                      13,200               2,089,409
                                                                                   2,503,306
FINANCE-CONSUMER LOANS (0.43%)
 Provident Financial /1/                                      29,900                 382,061
 SFCG /1/                                                      3,130                 802,148
 Takefuji /1/                                                  8,500                 538,098
                                                                                   1,722,307
FINANCE-CREDIT CARD (0.17%)
 Credit Saison /1/                                            20,100                 684,700
FINANCE-INVESTMENT BANKER & BROKER (1.25%)
 ICAP /1/                                                     67,000                 337,110
 Macquarie Bank /1/                                           34,400               1,232,729
 Mediobanca /1/                                               93,800               1,547,097
 Nikko Cordial /1/                                           167,000                 778,493
 Nomura Holdings /1/                                          84,000               1,067,994
                                                                                   4,963,423
FINANCE-LEASING COMPANY (0.32%)
 ORIX /1/                                                      7,700               1,044,664
 STB Leasing /1/                                              13,000                 232,257
                                                                                   1,276,921
FINANCE-OTHER SERVICES (0.71%)
 Deutsche Boerse /1/                                          19,750               1,491,450
 Man Group /1/                                                56,500               1,315,966
                                                                                   2,807,416
FOOD-CATERING (0.21%)
 Compass Group /1/                                           182,300                 816,665
FOOD-MEAT PRODUCTS (0.06%)
 People's Food Holdings /1/                                  359,000                 238,513
FOOD-MISCELLANEOUS/DIVERSIFIED (2.46%)
 Ajinomoto /1/                                                46,000                 551,797
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (CONTINUED)
                                                                                $
 Cadbury Schweppes /1/                                        87,800                 884,056
 Groupe Danone                                                17,800               1,672,156
 Nestle /1/                                                    9,145               2,416,278
 Royal Numico /1/ /2/                                         83,100               3,449,096
 Unilever /1/                                                 81,400                 775,286
                                                                                   9,748,669
FOOD-RETAIL (1.20%)
 Carrefour /1/                                                12,600                 613,921
 Metro /1/                                                    21,350               1,139,206
 Tesco /1/                                                   511,700               3,017,892
                                                                                   4,771,019
FORESTRY (0.09%)
 Sumitomo Forestry /1/                                        40,000                 363,955
GAS-DISTRIBUTION (0.23%)
 Hong Kong & China Gas /1/                                   456,000                 931,008
HUMAN RESOURCES (0.39%)
 Ranstad Holdings /1/                                         37,600               1,531,879
IMPORT & EXPORT (0.64%)
 Mitsubishi /1/                                               25,000                 342,348
 Mitsui /1/                                                  151,000               1,432,177
 Sumitomo /1/                                                 89,000                 753,715
                                                                                   2,528,240
INTERNET INCUBATORS (0.22%)
 SOFTBANK /1/                                                 21,500                 862,788
INVESTMENT COMPANIES (0.26%)
 Macquarie Infrastructure Group /1/                          358,180               1,020,238
LEISURE & RECREATION PRODUCTS (0.03%)
 Mars Engineering /1/                                          3,900                 125,921
LIFE & HEALTH INSURANCE (0.92%)
 AMP /1/                                                     150,000                 791,012
 Prudential /1/                                              174,916               1,578,554
 T&D Holdings /1/ /2/                                         26,000               1,282,518
                                                                                   3,652,084
MACHINERY-ELECTRICAL (0.21%)
 Schindler Holding /1/                                         2,235                 821,031
MACHINERY-GENERAL INDUSTRY (0.28%)
 MAN /1/                                                      26,750               1,130,918
MACHINERY-PRINT TRADE (0.21%)
 Heidelberger Druckmaschinen /1/ /2/                          29,960                 844,195
MEDICAL PRODUCTS (0.50%)
 Nobel Biocare Holding /1/                                     9,213               1,980,553
MEDICAL-DRUGS (7.71%)
 Astellas Pharma /1/                                          65,698               2,377,404
 AstraZeneca /1/                                              69,500               3,048,283
 Chugai Pharmaceutical /1/                                    68,500               1,069,051
 CSL /1/                                                      41,297               1,022,623
 GlaxoSmithKline /1/                                         247,500               6,259,511
 Merck /1/                                                    12,350                 943,467
 Novartis /1/                                                108,840               5,318,921
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
 Novo Nordisk /1/                                             30,900            $  1,567,210
 Roche Holding /1/                                            52,300               6,353,114
 Sanofi-Aventis /1/                                           11,000                 977,227
 Shire Pharmaceuticals Group /1/                              77,300                 809,348
 Takeda Chemical Industries /1/                               17,600                 855,973
                                                                                  30,602,132
METAL PROCESSORS & FABRICATION (0.25%)
 SKF /1/ /2/                                                  23,700               1,001,406
METAL-DIVERSIFIED (0.51%)
 Rio Tinto /1/                                                51,300               1,551,332
 Rio Tinto /1/                                                15,000                 487,892
                                                                                   2,039,224
MISCELLANEOUS INVESTING (0.41%)
 Japan Retail Fund Investment                                     58                 470,992
 Rodamco Europe /1/                                           15,400               1,165,401
                                                                                   1,636,393
MONEY CENTER BANKS (5.98%)
 Banco Bilbao Vizcaya Argentaria /1/                         187,300               2,910,185
 Barclays /1/                                                148,200               1,530,518
 BNP Paribas /1/                                              38,700               2,562,035
 HSBC Holdings /1/                                           496,725               7,952,305
 Lloyds TSB Group /1/                                        240,700               2,072,659
 Mitsubishi Tokyo Financial Group                                 61                 526,906
 Mizuho Financial Group                                          365               1,712,526
 Standard Chartered /1/                                       76,400               1,379,567
 UBS /1/                                                      33,805               2,714,041
 UFJ Holdings /2/                                                 83                 435,958
                                                                                  23,796,700
MORTGAGE BANKS (0.50%)
 Hypo Real Estate Holding /1/ /2/                             33,200               1,380,255
 Northern Rock /1/                                            41,700                 596,302
                                                                                   1,976,557
MULTI-LINE INSURANCE (3.86%)
 Allianz /1/                                                  32,670               3,951,543
 Assicurazioni Generali /1/                                   30,900                 952,946
 Aviva /1/                                                   119,455               1,352,487
 AXA /1/                                                     131,600               3,297,510
 CNP Assurances /1/                                           17,300               1,177,710
 ING Groep /1/                                               108,700               3,004,768
 Skandia Forsakrings /1/                                     334,000               1,585,806
                                                                                  15,322,770
MULTIMEDIA (1.60%)
 Lagardere /1/                                                14,700               1,066,500
 Publishing & Broadcasting /1/                                31,900                 356,862
 Reuters Group /1/                                           225,000               1,662,351
 Vivendi Universal /1/ /2/                                   109,230               3,278,611
                                                                                   6,364,324
NON-HOTEL GAMBLING (1.11%)
 Greek Organisation of Football Prognostics
  /1/                                                         56,390               1,482,839
 Hilton Group /1/                                            372,500               1,959,416
 William Hill /1/                                             93,500                 966,680
                                                                                   4,408,935
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE AUTOMATION & EQUIPMENT (0.92%)
                                                                                $
 Canon /1/                                                    44,600               2,318,362
 Neopost /1/                                                  10,140                 852,625
 Ricoh /1/                                                    30,000                 477,056
                                                                                   3,648,043
OIL COMPANY-EXPLORATION & PRODUCTION (0.21%)
 Woodside Petroleum /1/                                       45,400                 838,165
OIL COMPANY-INTEGRATED (7.99%)
 BG Group /1/                                                283,000               2,201,785
 BP Amoco /1/                                              1,043,100              10,654,833
 ENI /1/                                                     167,400               4,222,944
 Royal Dutch Petroleum /1/                                    64,300               3,764,463
 Shell Transport & Trading /1/                               319,900               2,877,210
 Total /1/                                                    35,800               7,986,542
                                                                                  31,707,777
OIL REFINING & MARKETING (0.83%)
 Neste Oil Oyj /2/                                            18,600                 416,844
 Nippon Mining Holdings /1/                                  141,000                 852,558
 Nippon Oil /1/                                              177,000               1,248,232
 Singapore Petroleum /1/                                     303,000                 763,653
                                                                                   3,281,287
OPTICAL SUPPLIES (0.24%)
 HOYA /1/                                                      9,000                 939,087
PAPER & RELATED PRODUCTS (0.19%)
 Norske Skogindustrier /1/                                    18,200                 319,201
 PaperlinX /1/                                               194,900                 432,610
                                                                                     751,811
PHOTO EQUIPMENT & SUPPLIES (0.07%)
 Fuji Photo Film /1/                                           8,500                 280,223
PRINTING-COMMERCIAL (0.21%)
 Dai Nippon Printing /1/                                      53,000                 848,970
PROPERTY & CASUALTY INSURANCE (0.80%)
 Millea Holdings                                                 103               1,402,893
 Promina Group /1/                                           170,121                 682,424
 QBE Insurance Group /1/                                      94,160               1,101,129
                                                                                   3,186,446
PUBLIC THOROUGHFARES (0.22%)
 ConnectEast Group                                           913,600                 477,936
 Transurban Group /1/                                         65,200                 379,262
                                                                                     857,198
PUBLISHING-BOOKS (0.38%)
 Yell Group /1/                                              195,400               1,505,421
PUBLISHING-PERIODICALS (0.24%)
 Eniro /1/                                                    82,900                 944,459
REAL ESTATE OPERATOR & DEVELOPER (1.02%)
 British Land /1/                                             80,300               1,259,268
 CapitaLand /1/                                              525,000                 819,707
 Cheung Kong /1/                                             106,000               1,001,946
 Henderson Land Development /1/                               93,000                 432,993
 Mitsui Fudosan /1/                                           48,000                 535,340
                                                                                   4,049,254
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (0.60%)
 Hennes & Mauritz /1/                                         52,400               1,815,335
 Next /1/                                                     19,900                 563,874
                                                                                   2,379,209
RETAIL-AUTOMOBILE (0.22%)
 USS /1/                                                      10,950                 868,877
RETAIL-CONSUMER ELECTRONICS (0.27%)
 KESA Electricals /1/                                        210,300               1,070,821
RETAIL-CONVENIENCE STORE (0.17%)
 Lawson /1/                                                   16,900                 654,918
RETAIL-JEWELRY (0.15%)
 Citizen Watch /1/                                            64,000                 582,467
RETAIL-MAJOR DEPARTMENT STORE (0.19%)
 Pinault-Printemps-Redoute /1/                                 7,700                 760,667
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.27%)
 Aeon /1/                                                     45,300                 701,583
 Ito-Yokado /1/                                               11,000                 378,655
                                                                                   1,080,238
RETAIL-VISION SERVICE CENTER (0.17%)
 Fielmann /1/                                                  9,920                 679,622
RUBBER & VINYL (0.29%)
 JSR /1/                                                      56,700               1,144,906
RUBBER-TIRES (0.70%)
 Bridgestone /1/                                              40,000                 766,646
 Compagnie Generale des Etablissements
  Michelin /1/                                                24,005               1,460,658
 Sumitomo Rubber Industries /1/                               58,000                 562,574
                                                                                   2,789,878
SEMICONDUCTOR EQUIPMENT (0.34%)
 ASM Lithography Holding /1/ /2/                              36,000                 522,353
 Tokyo Electron /1/                                           15,800                 811,198
                                                                                   1,333,551
SOAP & CLEANING PREPARATION (0.35%)
 Reckitt Benckiser /1/                                        43,300               1,408,182
STEEL PRODUCERS (0.76%)
 JFE Holdings /1/                                             39,100               1,084,247
 Nippon Steel /1/                                            767,000               1,942,028
                                                                                   3,026,275
TELECOMMUNICATION SERVICES (0.54%)
 Fastweb /1/ /2/                                              26,204               1,180,261
 Telecom Corporation of New Zealand /1/                      217,957                 970,626
                                                                                   2,150,887
TELEPHONE-INTEGRATED (2.76%)
 Belgacom /1/ /2/                                             32,500               1,248,578
 Deutsche Telekom /1/ /2/                                     92,300               1,752,232
 France Telecom /1/ /2/                                       42,100               1,241,681
 KDDI                                                             72                 331,529
 TDC /1/                                                      35,425               1,517,658
 Telefonica /1/                                              246,500               4,203,641
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                                $
 VersaTel Telecom International /1/ /2/                      289,210                 664,681
                                                                                  10,960,000
TELEVISION (0.55%)
 Antena 3 de Television /1/                                   28,000                 550,608
 ITV /1/                                                     505,200               1,172,223
 Television Broadcasts /1/                                    89,000                 447,883
                                                                                   2,170,714
TEXTILE-PRODUCTS (0.18%)
 Toray Industries /1/                                        158,000                 703,790
TOBACCO (1.74%)
 Altadis /1/                                                  71,800               3,052,160
 British American Tobacco /1/                                111,800               2,098,542
 Imperial Tobacco Group /1/                                   61,500               1,764,397
                                                                                   6,915,099
TRANSPORT-MARINE (0.87%)
 Frontline /1/                                                20,300                 893,723
 Mitsui O.S.K. Lines /1/                                     135,000                 849,781
 Nippon Yusen Kabushiki Kaisha /1/                           105,000                 622,781
 Stolt-Neilsen /1/ /2/                                        31,730               1,080,339
                                                                                   3,446,624
TRANSPORT-RAIL (0.57%)
 East Japan Railway                                              304               1,580,874
 Keio Electric Railway /1/                                   119,000                 670,595
                                                                                   2,251,469
TRANSPORT-SERVICES (0.04%)
 Exel /1/                                                     10,800                 170,688
TRANSPORT-TRUCK (0.24%)
 Yamato Transport /1/                                         72,000                 948,743
VENTURE CAPITAL (0.26%)
 3i Group /1/                                                 83,000               1,016,971
WATER (0.39%)
 Suez /1/                                                     44,800               1,229,631
 United Utilities /1/                                         38,700                 335,097
                                                                                   1,564,728
WHOLESALING & HARBOR TRANSPORT SERVICES (0.17%)
 Kamigumi /1/                                                 87,000                 679,509
WIRE & CABLE PRODUCTS (0.25%)
 Sumitomo Electric Industries /1/                             95,000                 987,548
WIRELESS EQUIPMENT (0.85%)
 Nokia /1/                                                   210,650               3,369,355
                                                TOTAL COMMON STOCKS              370,036,906

                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.52%)
AUTO-CARS & LIGHT TRUCKS (0.34%)
 Porsche /1/                                                   2,100            $  1,365,045
DRUG DELIVERY SYSTEMS (0.18%)
 Fresenius /1/                                                 6,250                 728,395
                                             TOTAL PREFERRED STOCKS                2,093,440

                                                Principal

                                                Amount                             Value

---------------------------------------------------------------------------------------------------
TREASURY BONDS (0.29%)
 U.S. Treasury /3/
                                                           $                    $
  2.70%; 06/09/05                                            150,000                 149,584
  2.70%; 07/14/05                                            400,000                 397,766
  2.75%; 06/23/05                                            600,000                 597,666
                                               TOTAL TREASURY BONDS                1,145,016
                                                                                ------------

                               TOTAL PORTFOLIO INVESTMENTS (94.01%)              373,275,362
CASH AND RECEIVABLES, NET OF LIABILITIES (5.99%)                                  23,771,063
                                         TOTAL NET ASSETS (100.00%)             $397,046,425
                                                                                --------------


                            SCHEDULE OF INVESTMENTS
                          PARTNERS INTERNATIONAL FUND
                           APRIL 30, 2005 (UNAUDITED)


   Contract                   Opening       Current      Unrealized
     Type       Commitment  Market Value  Market Value   Gain (Loss)
---------------------------------------------------------------------
FUTURES CONTRACTS
                  Buy        $9,481,635    $9,197,542    $(284,093)




                              7,473,381     7,236,273
                                                          (237,108)



245 DJ Euro       Buy         4,525,442     4,281,561
Stoxx 50                                                  (243,881)
June 2005
Futures

79 FTSE 100
Index
June 2005
Futures

40 Topix Index    Buy
June 2005
Futures


/1 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $359,139,195 or 90.45% of net assets.
/2 /Non-income producing security.
/3 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,145,016 or 0.29% of net assets.


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $    394,422
Unrealized Depreciation                        (6,586,139)
                                             ------------
Net Unrealized Appreciation (Depreciation)     (6,191,717)
Cost for federal income tax purposes         $379,467,079


           INVESTMENTS BY COUNTRY (UNAUDITED)
 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
                          $                       %
 Australia                  19,449,299              4.88
 Austria                       984,674              0.25
 Belgium                     2,906,859              0.73
 Currency Contract           4,600,000              1.15
 Denmark                     3,084,867              0.77
 Finland                     3,786,199              0.95
 France                     36,992,763              9.28
 Germany                    36,840,134              9.24
 Greece                      3,392,116              0.85
 Hong Kong                   6,445,997              1.62
 Ireland                     3,272,980              0.82
 Italy                      13,189,827              3.31
 Japan                      84,811,829             21.28
 Netherlands                16,692,512              4.19
 New Zealand                 1,334,053              0.33
 Norway                      3,698,792              0.93
 Portugal                      552,754              0.14
 Singapore                   2,618,204              0.66
 Spain                      16,489,619              4.14
 Sweden                      6,342,177              1.59
 Switzerland                29,503,644              7.40
 United Kingdom            100,456,423             25.20
 United States               1,145,016              0.29
             TOTAL        $398,590,738            100.00%
                          --------------          ---------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS LARGECAP BLEND FUND
                           APRIL 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                             Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (99.16%)

                                                                                          -----
ADVERTISING AGENCIES (0.16%)
                                                                            $
 Omnicom Group                                            12,700               1,052,830
AEROSPACE & DEFENSE (0.70%)
 Boeing                                                   48,100               2,862,912
 Rockwell Collins                                         35,400               1,624,152
                                                                               4,487,064
AEROSPACE & DEFENSE EQUIPMENT (1.15%)
 General Dynamics                                         24,800               2,605,240
 Goodrich                                                 19,800                 797,940
 Lockheed Martin                                          25,200               1,535,940
 United Technologies                                      24,100               2,451,452
                                                                               7,390,572
AGRICULTURAL CHEMICALS (0.11%)
 Mosaic /1/                                               27,100                 348,235
 Potash Corp. of Saskatchewan                              4,100                 344,974
                                                                                 693,209
AGRICULTURAL OPERATIONS (0.16%)
 Monsanto                                                 17,500               1,025,850
AIRLINES (0.10%)
 Southwest Airlines                                       41,700                 620,496
APPLICATIONS SOFTWARE (2.69%)
 Mercury Interactive /1/                                   3,200                 132,256
 Microsoft                                               629,100              15,916,230
 Red Hat /1/                                             114,800               1,234,100
                                                                              17,282,586
ATHLETIC FOOTWEAR (0.16%)
 Nike                                                     13,100               1,006,211
AUDIO & VIDEO PRODUCTS (0.06%)
 Digital Theater Systems /1/                              21,300                 359,970
AUTO-CARS & LIGHT TRUCKS (0.41%)
 General Motors                                           98,000               2,614,640
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.14%)
 Paccar                                                   13,200                 896,280
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.19%)
 TRW Automotive Holdings /1/                              67,500               1,202,175
BEVERAGES-NON-ALCOHOLIC (2.25%)
 Coca-Cola                                               158,000               6,863,520
 Coca-Cola Enterprises                                    29,400                 596,820
 Cott /1/                                                 37,900                 848,581
 Pepsico                                                 109,900               6,114,836
                                                                              14,423,757
BREWERY (0.29%)
 Anheuser-Busch                                           39,700               1,860,739
BROADCASTING SERVICES & PROGRAMMING (0.22%)
 Liberty Media /1/                                       143,000               1,435,720
BUILDING-MAINTENANCE & SERVICE (0.20%)
 Ecolab                                                   38,600               1,262,606
CABLE TV (0.97%)
 Comcast /1/                                             144,500               4,639,895
                                              Shares

                                              Held                             Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CABLE TV (CONTINUED)
                                                                            $
 Rogers Communications                                    54,100               1,555,916
                                                                               6,195,811
CASINO HOTELS (0.12%)
 Harrah's Entertainment                                   12,200                 800,564
CASINO SERVICES (0.36%)
 International Game Technology                            85,700               2,304,473
CELLULAR TELECOMMUNICATIONS (0.48%)
 Nextel Communications /1/                                53,000               1,483,470
 Nextel Partners /1/                                      67,700               1,592,304
                                                                               3,075,774
CHEMICALS-DIVERSIFIED (0.62%)
 Dow Chemical                                             15,400                 707,322
 E. I. Du Pont de Nemours                                 69,900               3,292,989
                                                                               4,000,311
CHEMICALS-SPECIALTY (0.34%)
 Cabot                                                    14,400                 439,920
 Ferro                                                    14,300                 259,116
 Minerals Technologies                                     4,200                 274,344
 Sigma-Aldrich                                            20,900               1,221,187
                                                                               2,194,567
CIRCUIT BOARDS (0.30%)
 Jabil Circuit /1/                                        69,500               1,918,200
COMMERCIAL BANKS (0.61%)
 First Horizon National                                   31,300               1,299,889
 Synovus Financial                                        93,100               2,609,593
                                                                               3,909,482
COMMERCIAL SERVICE-FINANCE (0.11%)
 Moody's                                                   8,300                 681,762
COMPUTERS (1.17%)
 Gateway /1/                                              41,600                 141,856
 Hewlett-Packard                                          84,600               1,731,762
 International Business Machines                          58,600               4,475,868
 Research In Motion /1/                                   17,600               1,133,616
                                                                               7,483,102
COMPUTERS-INTEGRATED SYSTEMS (1.62%)
 Dell /1/                                                299,200              10,421,136
COMPUTERS-MEMORY DEVICES (0.46%)
 EMC /1/                                                 223,100               2,927,072
COMPUTERS-PERIPHERAL EQUIPMENT (0.04%)
 Lexmark International /1/                                 3,300                 229,185
CONSULTING SERVICES (0.24%)
 Accenture /1/                                            72,400               1,571,080
COSMETICS & TOILETRIES (2.54%)
 Colgate-Palmolive                                        34,200               1,702,818
 Gillette                                                 62,500               3,227,500
 Kimberly-Clark                                           24,200               1,511,290
 Procter & Gamble                                        181,700               9,839,055
                                                                              16,280,663
                                              Shares

                                              Held                             Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CRUISE LINES (0.53%)
                                                                            $
 Carnival                                                 48,100               2,351,128
 Royal Caribbean Cruises                                  25,100               1,054,702
                                                                               3,405,830
DATA PROCESSING & MANAGEMENT (0.98%)
 Automatic Data Processing                                51,600               2,241,504
 First Data                                               51,700               1,966,151
 Fiserv /1/                                                7,000                 296,100
 VERITAS Software /1/                                     86,300               1,776,917
                                                                               6,280,672
DECISION SUPPORT SOFTWARE (0.11%)
 NetIQ /1/                                                67,100                 719,312
DISPOSABLE MEDICAL PRODUCTS (0.10%)
 C.R. Bard                                                 8,800                 626,296
DISTRIBUTION-WHOLESALE (0.19%)
 CDW                                                      22,600               1,235,994
DIVERSIFIED MANUFACTURING OPERATIONS (7.27%)
 3M                                                       53,000               4,052,910
 Danaher                                                  73,600               3,726,368
 General Electric                                        703,800              25,477,560
 Honeywell International                                 127,900               4,573,704
 Illinois Tool Works                                       7,700                 645,414
 Roper Industries                                          6,100                 412,787
 Teleflex                                                 12,700                 679,069
 Tyco International                                      225,400               7,057,274
                                                                              46,625,086
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.28%)
 Cendant                                                  89,300               1,777,963
E-COMMERCE-SERVICES (0.31%)
 eBay /1/                                                 39,500               1,253,335
 InterActiveCorp /1/                                      34,400                 747,856
                                                                               2,001,191
ELECTRIC-GENERATION (0.14%)
 AES /1/                                                  55,200                 887,616
ELECTRIC-INTEGRATED (3.14%)
 Black Hills                                               6,100                 209,108
 CMS Energy /1/                                           44,100                 569,772
 Constellation Energy Group                               16,300                 856,728
 Dominion Resources                                       19,600               1,477,840
 Duke Energy                                             110,500               3,225,495
 Edison International                                     44,500               1,615,350
 Entergy                                                  15,300               1,121,490
 Exelon                                                   62,700               3,103,650
 FirstEnergy                                              39,400               1,714,688
 NiSource                                                 38,300                 890,092
 Pinnacle West Capital                                    24,100               1,009,790
 PPL                                                      23,600               1,280,536
 Southern                                                 11,500                 378,925
 TECO Energy                                              50,700                 842,127
 TXU                                                      16,700               1,432,693
 Xcel Energy                                              23,000                 395,140
                                                                              20,123,424
                                              Shares

                                              Held                             Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.13%)
                                                                            $
 Flextronics International /1/                            75,100                 837,365
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.19%)
 Intel                                                   447,100              10,515,792
 National Semiconductor                                   97,000               1,850,760
 Xilinx                                                   63,600               1,713,384
                                                                              14,079,936
ENTERPRISE SOFTWARE & SERVICE (0.58%)
 Oracle /1/                                              320,100               3,700,356
ENTERTAINMENT SOFTWARE (0.11%)
 Electronic Arts /1/                                      12,800                 683,392
FIDUCIARY BANKS (0.79%)
 Investors Financial Services                             26,100               1,094,895
 State Street                                             86,700               4,008,141
                                                                               5,103,036
FILTRATION & SEPARATION PRODUCTS (0.11%)
 Pall                                                     26,500                 710,995
FINANCE-COMMERCIAL (0.16%)
 CapitalSource /1/                                        47,600                 999,600
FINANCE-CONSUMER LOANS (0.33%)
 First Marblehead /1/                                     15,800                 608,774
 SLM                                                      31,700               1,510,188
                                                                               2,118,962
FINANCE-CREDIT CARD (0.73%)
 American Express                                         71,900               3,789,130
 Providian Financial /1/                                  54,000                 900,180
                                                                               4,689,310
FINANCE-INVESTMENT BANKER & BROKER (5.47%)
 Charles Schwab                                          111,300               1,151,955
 Citigroup                                               436,700              20,507,432
 E*Trade Financial /1/                                   108,800               1,208,768
 Goldman Sachs Group                                      28,800               3,075,552
 Legg Mason                                                6,400                 453,504
 Lehman Brothers Holdings                                 18,300               1,678,476
 Merrill Lynch                                            62,600               3,376,018
 Morgan Stanley                                           68,900               3,625,518
                                                                              35,077,223
FINANCE-MORTGAGE LOAN/BANKER (0.65%)
 Countrywide Financial                                    24,300                 879,417
 Federal National Mortgage Association                    61,600               3,323,320
                                                                               4,202,737
FINANCIAL GUARANTEE INSURANCE (0.14%)
 Radian Group                                             19,900                 884,157
FOOD-CONFECTIONERY (0.15%)
 Hershey                                                  15,600                 996,840
FOOD-MISCELLANEOUS/DIVERSIFIED (0.80%)
 Campbell Soup                                            39,300               1,168,782
 General Mills                                            42,700               2,109,380
 H.J. Heinz                                               18,000                 663,300
 Kellogg                                                  25,900               1,164,205
                                                                               5,105,667
                                              Shares

                                              Held                             Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-RETAIL (0.09%)
                                                                            $
 Kroger /1/                                               37,100                 585,067
FOOD-WHOLESALE & DISTRIBUTION (0.23%)
 Sysco                                                    41,900               1,449,740
GOLD MINING (0.06%)
 Newmont Mining                                           10,500                 398,685
HOME DECORATION PRODUCTS (0.04%)
 Newell Rubbermaid                                        12,500                 271,625
HOTELS & MOTELS (0.27%)
 Marriott International                                   27,600               1,731,900
HUMAN RESOURCES (0.08%)
 Robert Half International                                21,800                 541,076
INDUSTRIAL GASES (0.16%)
 Praxair                                                  21,400               1,002,162
INSTRUMENTS-SCIENTIFIC (0.04%)
 Waters /1/                                                6,600                 261,558
INSURANCE BROKERS (0.50%)
 Marsh & McLennan                                         78,200               2,191,946
 Willis Group Holdings                                    30,900               1,033,605
                                                                               3,225,551
INTERNET APPLICATION SOFTWARE (0.05%)
 MatrixOne /1/                                            68,500                 292,495
INTERNET BROKERS (0.48%)
 Ameritrade Holding /1/                                  293,300               3,073,784
INTERNET CONTENT-INFORMATION & NEWS (0.18%)
 CNET Networks /1/                                       114,100               1,131,301
INTERNET SECURITY (0.14%)
 McAfee /1/                                               42,900                 897,039
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.23%)
 Franklin Resources                                       21,200               1,456,016
LEISURE & RECREATION PRODUCTS (0.31%)
 Brunswick                                                31,200               1,310,400
 WMS Industries /1/                                       26,400                 670,560
                                                                               1,980,960
LIFE & HEALTH INSURANCE (0.34%)
 Aflac                                                    34,300               1,394,295
 Genworth Financial                                       28,200                 788,190
                                                                               2,182,485
LINEN SUPPLY & RELATED ITEMS (0.06%)
 Cintas                                                    9,400                 362,746
MACHINERY-FARM (0.37%)
 Deere                                                    37,800               2,364,012
MEDICAL INSTRUMENTS (1.56%)
 Biomet                                                   23,600                 913,084
 Boston Scientific /1/                                    56,000               1,656,480
 Guidant                                                  19,100               1,414,928
 Medtronic                                                96,400               5,080,280
                                              Shares

                                              Held                             Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
                                                                            $
 St. Jude Medical /1/                                     24,200                 944,526
                                                                              10,009,298
MEDICAL LABORATORY & TESTING SERVICE (0.15%)
 Laboratory Corp. of America Holdings /1/                 12,000                 594,000
 Quest Diagnostics                                         3,500                 370,300
                                                                                 964,300
MEDICAL PRODUCTS (2.71%)
 Baxter International                                     41,900               1,554,490
 Johnson & Johnson                                       190,700              13,087,741
 Stryker                                                  32,700               1,587,585
 Zimmer Holdings /1/                                      13,900               1,131,738
                                                                              17,361,554
MEDICAL-BIOMEDICAL/GENE (1.34%)
 Amgen /1/                                                87,400               5,087,554
 Biogen Idec /1/                                          26,700                 967,608
 Celgene /1/                                              17,100                 648,261
 Chiron /1/                                                5,800                 198,070
 Genentech /1/                                            21,400               1,518,116
 Genzyme /1/                                               3,600                 210,996
                                                                               8,630,605
MEDICAL-DRUGS (4.73%)
 Abbott Laboratories                                      82,800               4,070,448
 Bristol-Myers Squibb                                     21,300                 553,800
 Cephalon /1/                                              5,800                 254,620
 Elan /1/                                                 29,100                 160,341
 Eli Lilly                                                70,000               4,092,900
 Merck                                                   116,800               3,959,520
 Pfizer                                                  424,400              11,530,948
 Schering-Plough                                          85,000               1,773,950
 Wyeth                                                    87,400               3,927,756
                                                                              30,324,283
MEDICAL-GENERIC DRUGS (0.08%)
 Watson Pharmaceutical /1/                                17,800                 534,000
MEDICAL-HMO (1.46%)
 UnitedHealth Group                                       52,800               4,990,128
 WellPoint /1/                                            34,500               4,407,375
                                                                               9,397,503
MEDICAL-HOSPITALS (0.35%)
 Community Health Systems /1/                             31,500               1,148,175
 HCA                                                      16,000                 893,440
 Health Management Associates                              8,500                 210,205
                                                                               2,251,820
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.33%)
 AmerisourceBergen                                         6,400                 392,192
 Cardinal Health                                          31,000               1,722,670
                                                                               2,114,862
METAL-ALUMINUM (0.34%)
 Alcoa                                                    75,800               2,199,716
MISCELLANEOUS INVESTING (0.47%)
 Archstone-Smith Trust                                    34,100               1,226,577
 Equity Office Properties Trust                           34,100               1,073,127
                                              Shares

                                              Held                             Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                            $
 Simon Property Group                                     10,500                 693,735
                                                                               2,993,439
MONEY CENTER BANKS (2.35%)
 Bank of America                                         183,928               8,284,117
 JP Morgan Chase                                         191,940               6,811,951
                                                                              15,096,068
MULTI-LINE INSURANCE (2.37%)
 American International Group                            171,600               8,725,860
 Assurant                                                 25,500                 843,795
 Hartford Financial Services Group                        27,400               1,982,938
 Prudential Financial                                     40,300               2,303,145
 Safeco                                                   17,900                 942,793
 XL Capital                                                6,000                 421,800
                                                                              15,220,331
MULTIMEDIA (2.36%)
 E.W. Scripps                                              7,000                 356,510
 Gannett                                                  15,900               1,224,300
 McGraw-Hill                                              12,700               1,105,916
 Meredith                                                  4,200                 197,400
 News                                                    165,300               2,525,784
 Time Warner /1/                                         326,500               5,488,465
 Viacom                                                  121,800               4,216,716
                                                                              15,115,091
NETWORKING PRODUCTS (1.11%)
 Cisco Systems /1/                                       379,000               6,549,120
 Juniper Networks /1/                                     26,900                 607,671
                                                                               7,156,791
NON-HAZARDOUS WASTE DISPOSAL (0.22%)
 Allied Waste Industries /1/                              22,900                 182,971
 Republic Services                                        26,900                 930,740
 Waste Management                                         10,300                 293,447
                                                                               1,407,158
OFFICE AUTOMATION & EQUIPMENT (0.09%)
 Pitney Bowes                                             12,800                 572,416
OFFICE SUPPLIES & FORMS (0.22%)
 Avery Dennison                                           27,100               1,418,685
OIL & GAS DRILLING (0.29%)
 Nabors Industries /1/                                     9,100                 490,217
 Transocean /1/                                           30,300               1,405,011
                                                                               1,895,228
OIL COMPANY-EXPLORATION & PRODUCTION (0.77%)
 Anadarko Petroleum                                       15,000               1,095,600
 Devon Energy                                             16,800                 758,856
 EOG Resources                                            16,600                 789,330
 Murphy Oil                                               15,900               1,416,531
 XTO Energy                                               29,933                 903,079
                                                                               4,963,396
OIL COMPANY-INTEGRATED (5.78%)
 ChevronTexaco                                           142,300               7,399,600
 ConocoPhillips                                           42,400               4,445,640
 Exxon Mobil                                             396,900              22,635,207
 Occidental Petroleum                                     16,200               1,117,800
                                              Shares

                                              Held                             Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                                            $
 Total                                                    13,600               1,508,376
                                                                              37,106,623
OIL FIELD MACHINERY & EQUIPMENT (0.33%)
 FMC Technologies /1/                                     18,100                 548,973
 Grant Prideco /1/                                        55,900               1,239,862
 National-Oilwell Varco /1/                                9,100                 361,634
                                                                               2,150,469
OIL REFINING & MARKETING (0.06%)
 Sunoco                                                    3,800                 377,188
OIL-FIELD SERVICES (0.91%)
 Baker Hughes                                             32,200               1,420,664
 BJ Services                                              13,400                 653,250
 Schlumberger                                             55,200               3,776,232
                                                                               5,850,146
OPTICAL SUPPLIES (0.14%)
 Bausch & Lomb                                            12,000                 900,000
PAPER & RELATED PRODUCTS (0.58%)
 Bowater                                                   8,300                 269,667
 International Paper                                      43,100               1,477,899
 MeadWestvaco                                             23,700                 697,965
 Potlatch                                                  8,300                 392,009
 Weyerhaeuser                                             13,100                 898,791
                                                                               3,736,331
PHARMACY SERVICES (0.23%)
 Caremark Rx /1/                                          24,500                 981,225
 Medco Health Solutions /1/                                9,400                 479,118
                                                                               1,460,343
PIPELINES (0.32%)
 Dynegy /1/                                               67,700                 226,795
 Williams                                                106,400               1,810,928
                                                                               2,037,723
PROPERTY & CASUALTY INSURANCE (0.92%)
 ACE                                                      30,700               1,318,872
 Progressive                                              23,300               2,126,591
 St. Paul                                                 68,469               2,451,190
                                                                               5,896,653
PUBLISHING-NEWSPAPERS (0.26%)
 Dow Jones                                                 9,900                 331,056
 Tribune                                                  20,600                 795,160
 Washington Post                                             600                 518,550
                                                                               1,644,766
REGIONAL BANKS (3.16%)
 Fifth Third Bancorp                                      74,600               3,245,100
 SunTrust Banks                                           20,100               1,463,883
 U.S. Bancorp                                            201,500               5,621,850
 Wachovia                                                100,900               5,164,062
 Wells Fargo                                              79,400               4,759,236
                                                                              20,254,131
REINSURANCE (0.18%)
 AXIS Capital Holdings                                    43,800               1,165,080
                                              Shares

                                              Held                             Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (0.39%)
                                                                            $
 Hot Topic /1/                                            61,500               1,229,385
 Ross Stores                                              47,700               1,274,544
                                                                               2,503,929
RETAIL-AUTO PARTS (0.11%)
 O'Reilly Automotive /1/                                  13,600                 697,952
RETAIL-BUILDING PRODUCTS (1.05%)
 Home Depot                                              130,300               4,608,711
 Lowe's                                                   40,300               2,100,033
                                                                               6,708,744
RETAIL-CONSUMER ELECTRONICS (0.18%)
 Best Buy                                                 22,800               1,147,752
RETAIL-DISCOUNT (2.66%)
 Family Dollar Stores                                     52,400               1,413,752
 Target                                                   76,900               3,568,160
 TJX                                                      38,700                 876,555
 Wal-Mart Stores                                         237,200              11,181,608
                                                                              17,040,075
RETAIL-DRUG STORE (0.75%)
 CVS                                                      31,800               1,640,244
 Walgreen                                                 73,600               3,169,216
                                                                               4,809,460
RETAIL-OFFICE SUPPLIES (0.10%)
 Staples                                                  33,900                 646,473
RETAIL-REGIONAL DEPARTMENT STORE (0.60%)
 Kohl's /1/                                               81,000               3,855,600
RETAIL-RESTAURANTS (0.80%)
 McDonald's                                               69,100               2,025,321
 Outback Steakhouse                                       28,400               1,147,360
 Panera Bread /1/                                         24,400               1,220,488
 Yum! Brands                                              16,000                 751,360
                                                                               5,144,529
SCHOOLS (0.13%)
 Apollo Group /1/                                         11,800                 851,016
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.53%)
 Analog Devices                                           66,300               2,261,493
 Linear Technology                                        32,300               1,154,402
                                                                               3,415,895
SEMICONDUCTOR EQUIPMENT (0.40%)
 Applied Materials /1/                                    11,100                 165,057
 ASM Lithography Holding /1/                              80,400               1,164,996
 Kla-Tencor /1/                                           20,600                 803,812
 Novellus Systems /1/                                     18,900                 442,827
                                                                               2,576,692
TELECOMMUNICATION EQUIPMENT (0.54%)
 Comverse Technology /1/                                  21,000                 478,590
 Qualcomm                                                 85,600               2,986,584
                                                                               3,465,174
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.24%)
 Corning /1/                                             111,700               1,535,875
                                              Shares

                                              Held                             Value

-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION SERVICES (0.48%)
                                                                            $
 Telus                                                   103,300               3,081,439
TELEPHONE-INTEGRATED (1.41%)
 Sprint                                                  208,000               4,630,080
 Verizon Communications                                  124,200               4,446,360
                                                                               9,076,440
TELEVISION (0.20%)
 Univision Communications /1/                             48,900               1,285,581
THERAPEUTICS (0.25%)
 Gilead Sciences /1/                                      43,800               1,624,980
TOBACCO (1.59%)
 Altria Group                                            156,800              10,190,432
TOYS (0.15%)
 Hasbro                                                   15,300                 289,476
 Mattel                                                   38,600                 696,730
                                                                                 986,206
TRANSPORT-RAIL (0.53%)
 CSX                                                      51,300               2,058,669
 Union Pacific                                            20,900               1,336,137
                                                                               3,394,806
TRANSPORT-SERVICES (0.52%)
 FedEx                                                    10,500                 891,975
 United Parcel Service                                    34,400               2,453,064
                                                                               3,345,039
WEB PORTALS (0.60%)
 Yahoo /1/                                               111,800               3,858,218
WIRELESS EQUIPMENT (0.79%)
 Crown Castle International /1/                           95,600               1,542,028
 Motorola                                                173,800               2,666,092
 Nokia                                                    52,600                 840,548
                                                                               5,048,668
                                            TOTAL COMMON STOCKS              636,186,021

                                              Principal
                                               Amount                           Value
 -----------------------------------------------------------------------------------------------
TREASURY BONDS (0.08%)
 U.S. Treasury /2/
                                                         $                  $
  2.62%; 05/26/05                                        500,000                 499,129
                                           TOTAL TREASURY BONDS                  499,129
                                                                            ------------

                           TOTAL PORTFOLIO INVESTMENTS (99.24%)              636,685,150
CASH AND RECEIVABLES, NET OF LIABILITIES (0.76%)                               4,895,034
                                     TOTAL NET ASSETS (100.00%)             $641,580,184
                                                                            --------------


                            SCHEDULE OF INVESTMENTS
                          PARTNERS LARGECAP BLEND FUND
                           APRIL 30, 2005 (UNAUDITED)


    Contract                    Opening       Current      Unrealized
      Type        Commitment  Market Value  Market Value   Gain(Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
9 S&P 500           Buy        $2,740,525    $2,606,625    $(133,900)
June 2005
Futures
48 S&P 500 eMini    Buy         2,823,440     2,780,400      (43,040)
June 2005
Futures

/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $499,129 or 0.08% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 58,880,837
Unrealized Depreciation                       (36,441,748)
                                             ------------
Net Unrealized Appreciation (Depreciation)     22,439,089
Cost for federal income tax purposes         $614,246,061

                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                     Percentage of
                                                               Total Value
--------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                      $144,589,881                     22.52%
 Financial                          124,224,725                     19.35
 Industrial                          72,741,855                     11.33
 Technology                          70,371,752                     10.96
 Communications                      67,350,204                     10.49
 Consumer, Cyclical                  62,704,884                      9.77
 Energy                              54,380,773                      8.47
 Utilities                           21,011,040                      3.27
 Basic Materials                     15,487,587                      2.41
 Futures Contracts                    5,387,025                      0.84
 Government                           3,822,449                      0.59
                TOTAL              $642,072,175                    100.00%
                                 ------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP BLEND FUND I
                           APRIL 30, 2005 (UNAUDITED)

                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (98.52%)
AEROSPACE & DEFENSE (2.80%)
                                                                      $
 Boeing                                             10,100                601,152
 Northrop Grumman                                    4,900                268,716
 Raytheon                                            5,700                214,377
                                                                        1,084,245
AEROSPACE & DEFENSE EQUIPMENT (0.77%)
 General Dynamics                                      600                 63,030
 United Technologies                                 2,300                233,956
                                                                          296,986
AGRICULTURAL OPERATIONS (0.48%)
 Monsanto                                            3,200                187,584
APPAREL MANUFACTURERS (0.30%)
 Coach /1/                                           4,400                117,920
APPLICATIONS SOFTWARE (3.59%)
 Microsoft                                          54,898              1,388,920
ATHLETIC FOOTWEAR (0.16%)
 Nike                                                  819                 62,907
AUDIO & VIDEO PRODUCTS (0.39%)
 Harman International Industries                     1,900                149,302
AUTO-CARS & LIGHT TRUCKS (0.46%)
 Ford Motor                                         19,600                178,556
BATTERIES & BATTERY SYSTEMS (0.37%)
 Energizer Holdings /1/                              2,500                142,425
BEVERAGES-NON-ALCOHOLIC (1.38%)
 Coca-Cola                                           6,200                269,328
 Pepsico                                             4,790                266,516
                                                                          535,844
BROADCASTING SERVICES & PROGRAMMING (0.23%)
 Liberty Media /1/                                   9,000                 90,360
CABLE TV (1.47%)
 Comcast /1/                                         7,100                227,981
 Comcast /1/                                        10,700                339,511
                                                                          567,492
CASINO HOTELS (0.18%)
 MGM Mirage /1/                                      1,000                 69,810
CELLULAR TELECOMMUNICATIONS (0.46%)
 Nextel Communications /1/                           6,300                176,337
CHEMICALS-DIVERSIFIED (0.41%)
 E. I. Du Pont de Nemours                            3,400                160,174
CHEMICALS-SPECIALTY (0.18%)
 Lubrizol                                            1,800                 69,786
COMMERCIAL BANKS (1.13%)
 North Fork Bancorp                                  8,700                244,905
 UnionBanCal                                         3,100                190,836
                                                                          435,741
COMMERCIAL SERVICE-FINANCE (0.64%)
 Moody's                                             3,000                246,420
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER AIDED DESIGN (0.59%)
                                                                      $
 Autodesk                                            7,200                229,176
COMPUTER SERVICES (0.58%)
 Computer Sciences /1/                               5,200                226,096
COMPUTERS (1.14%)
 Apple Computer /1/                                  6,000                216,360
 Hewlett-Packard                                     5,100                104,397
 International Business Machines                     1,600                122,208
                                                                          442,965
COMPUTERS-INTEGRATED SYSTEMS (1.88%)
 Dell /1/                                           16,600                578,178
 NCR /1/                                             4,500                148,500
                                                                          726,678
CONSULTING SERVICES (0.15%)
 Accenture /1/                                       2,726                 59,154
CONSUMER PRODUCTS-MISCELLANEOUS (0.25%)
 American Greetings                                  4,200                 95,130
COSMETICS & TOILETRIES (2.78%)
 Gillette                                            2,600                134,264
 Procter & Gamble                                   17,404                942,427
                                                                        1,076,691
DISTRIBUTION-WHOLESALE (0.17%)
 Ingram Micro /1/                                    3,900                 64,974
DIVERSIFIED MANUFACTURING OPERATIONS (5.37%)
 General Electric                                   38,680              1,400,216
 ITT Industries                                      1,300                117,598
 Tyco International                                 17,900                560,449
                                                                        2,078,263
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.68%)
 Cendant                                            13,300                264,803
ELECTRIC PRODUCTS-MISCELLANEOUS (0.29%)
 Emerson Electric                                    1,800                112,806
ELECTRIC-INTEGRATED (1.76%)
 Edison International                                6,400                232,320
 PG&E                                               12,100                420,112
 Sierra Pacific Resources /1/                        2,600                 28,132
                                                                          680,564
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.15%)
 Advanced Micro Devices /1/                          2,700                 38,421
 Freescale Semiconductor /1/                         7,600                142,272
 Freescale Semiconductor /1/                         2,644                 49,866
 Intel                                              21,453                504,574
 Texas Instruments                                   3,900                 97,344
                                                                          832,477
ENTERPRISE SOFTWARE & SERVICE (0.02%)
 Computer Associates International                     300                  8,070
ENTERTAINMENT SOFTWARE (0.08%)
 Electronic Arts /1/                                   600                 32,034
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FIDUCIARY BANKS (0.22%)
                                                                      $
 State Street                                        1,800                 83,214
FINANCE-AUTO LOANS (0.19%)
 AmeriCredit /1/                                     3,100                 72,540
FINANCE-CREDIT CARD (0.26%)
 American Express                                    1,900                100,130
FINANCE-INVESTMENT BANKER & BROKER (3.89%)
 Bear Stearns                                        1,200                113,592
 Citigroup                                          17,392                816,728
 Merrill Lynch                                      10,716                577,914
                                                                        1,508,234
FINANCIAL GUARANTEE INSURANCE (0.60%)
 MBIA                                                4,400                230,472
FOOD-CONFECTIONERY (0.08%)
 Hershey                                               500                 31,950
FOOD-FLOUR & GRAIN (0.55%)
 Archer Daniels Midland                             11,900                214,081
FOOD-MEAT PRODUCTS (0.36%)
 Tyson Foods                                         8,300                140,187
FOOD-MISCELLANEOUS/DIVERSIFIED (0.08%)
 Kraft Foods                                         1,000                 32,410
FOOD-RETAIL (0.25%)
 Albertson's                                         4,800                 94,992
GOLD MINING (0.05%)
 Newmont Mining                                        500                 18,985
HOSPITAL BEDS & EQUIPMENT (0.17%)
 Kinetic Concepts /1/                                1,100                 67,595
INDEPENDENT POWER PRODUCER (0.44%)
 NRG Energy /1/                                      5,500                171,050
INDUSTRIAL AUTOMATION & ROBOTS (0.19%)
 Rockwell Automation                                 1,600                 73,968
INDUSTRIAL GASES (0.33%)
 Air Products & Chemicals                            2,200                129,206
INTERNET SECURITY (0.26%)
 CheckFree /1/                                       1,200                 44,016
 Symantec /1/                                        3,000                 56,340
                                                                          100,356
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.43%)
 Franklin Resources                                  2,400                164,832
LIFE & HEALTH INSURANCE (0.16%)
 UnumProvident                                       3,800                 63,536
MACHINERY-CONSTRUCTION & MINING (0.17%)
 Caterpillar                                           760                 66,918
MACHINERY-GENERAL INDUSTRY (0.30%)
 Ingersoll-Rand                                      1,500                115,305
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (0.81%)
                                                                      $
 Guidant                                               900                 66,672
 Medtronic                                           4,700                247,690
                                                                          314,362
MEDICAL PRODUCTS (3.11%)
 Baxter International                                4,400                163,240
 Becton Dickinson                                    4,100                239,932
 Johnson & Johnson                                  11,700                802,971
                                                                        1,206,143
MEDICAL-BIOMEDICAL/GENE (1.92%)
 Amgen /1/                                           9,746                567,315
 Genzyme /1/                                         3,000                175,830
                                                                          743,145
MEDICAL-DRUGS (6.59%)
 Abbott Laboratories                                 8,471                416,434
 Bristol-Myers Squibb                                7,100                184,600
 Eli Lilly                                           2,849                166,581
 Merck                                              12,400                420,360
 Pfizer                                             31,445                854,361
 Schering-Plough                                    10,900                227,483
 Wyeth                                               6,334                284,650
                                                                        2,554,469
MEDICAL-HMO (1.05%)
 Aetna                                               3,600                264,132
 WellPoint /1/                                       1,100                140,525
                                                                          404,657
MEDICAL-HOSPITALS (0.17%)
 HCA                                                 1,200                 67,008
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.16%)
 AmerisourceBergen                                   1,000                 61,280
METAL-ALUMINUM (0.34%)
 Alcoa                                               4,502                130,648
METAL-DIVERSIFIED (0.31%)
 Rio Tinto                                           1,000                120,600
MISCELLANEOUS INVESTING (0.46%)
 Equity Office Properties Trust                      4,100                129,027
 Prologis Trust                                      1,200                 47,508
                                                                          176,535
MONEY CENTER BANKS (4.29%)
 Bank of America                                    24,674              1,111,317
 JP Morgan Chase                                    15,520                550,805
                                                                        1,662,122
MULTI-LINE INSURANCE (2.98%)
 American International Group                        8,299                422,004
 Cigna                                                 800                 73,584
 Cincinnati Financial                                1,050                 42,252
 Loews                                               3,400                240,992
 MetLife                                             2,500                 97,250
 Prudential Financial                                4,900                280,035
                                                                        1,156,117
MULTIMEDIA (4.26%)
 McGraw-Hill                                           300                 26,124
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (CONTINUED)
                                                                      $
 Time Warner /1/                                    43,075                724,091
 Viacom                                             16,925                585,943
 Walt Disney                                        11,900                314,160
                                                                        1,650,318
NETWORKING PRODUCTS (0.82%)
 Cisco Systems /1/                                  18,421                318,315
OIL & GAS DRILLING (0.33%)
 GlobalSantaFe                                       3,800                127,680
OIL COMPANY-EXPLORATION & PRODUCTION (2.63%)
 Anadarko Petroleum                                  3,500                255,640
 Apache                                              2,000                112,580
 Burlington Resources                                5,500                267,355
 Devon Energy                                        5,900                266,503
 Noble Energy                                        1,800                115,416
                                                                        1,017,494
OIL COMPANY-INTEGRATED (4.89%)
 ChevronTexaco                                       1,400                 72,800
 ConocoPhillips                                      6,300                660,555
 Exxon Mobil                                        17,958              1,024,145
 Occidental Petroleum                                2,000                138,000
                                                                        1,895,500
OIL REFINING & MARKETING (0.49%)
 Sunoco                                              1,900                188,594
OIL-FIELD SERVICES (0.61%)
 Halliburton                                         4,400                182,996
 Schlumberger                                          400                 27,364
 Tidewater                                             700                 24,129
                                                                          234,489
PHARMACY SERVICES (0.50%)
 Caremark Rx /1/                                     4,800                192,240
POULTRY (0.39%)
 Pilgrims Pride                                      4,200                151,578
PROPERTY & CASUALTY INSURANCE (1.18%)
 St. Paul                                            8,668                310,314
 W.R. Berkley                                        4,500                146,250
                                                                          456,564
RECREATIONAL VEHICLES (0.40%)
 Polaris Industries                                  2,700                155,412
REGIONAL BANKS (2.10%)
 U.S. Bancorp                                        6,500                181,350
 Wachovia                                            8,400                429,912
 Wells Fargo                                         3,400                203,796
                                                                          815,058
RETAIL-APPAREL & SHOE (0.10%)
 Limited                                             1,700                 36,873
RETAIL-AUTOMOBILE (0.37%)
 AutoNation /1/                                      7,900                144,333
RETAIL-BOOKSTORE (0.07%)
 Barnes & Noble /1/                                    800                 28,480
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BUILDING PRODUCTS (0.55%)
                                                                      $
 Home Depot                                          1,600                 56,592
 Lowe's                                              3,000                156,330
                                                                          212,922
RETAIL-CONSUMER ELECTRONICS (0.26%)
 Circuit City Stores                                 4,703                 74,307
 RadioShack                                          1,100                 27,467
                                                                          101,774
RETAIL-CONVENIENCE STORE (0.07%)
 7-Eleven /1/                                        1,100                 25,729
RETAIL-DISCOUNT (1.15%)
 Target                                              2,100                 97,440
 Wal-Mart Stores                                     7,393                348,506
                                                                          445,946
RETAIL-DRUG STORE (0.41%)
 CVS                                                 3,100                159,898
RETAIL-REGIONAL DEPARTMENT STORE (0.51%)
 Dillard's                                           8,400                195,468
RETAIL-RESTAURANTS (0.17%)
 McDonald's                                            900                 26,379
 Starbucks /1/                                         800                 39,616
                                                                           65,995
SAVINGS & LOANS-THRIFTS (1.21%)
 Golden West Financial                               2,900                180,757
 Washington Mutual                                   7,000                289,240
                                                                          469,997
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.26%)
 Analog Devices                                      2,900                 98,919
STEEL PRODUCERS (1.04%)
 Nucor                                               3,900                199,290
 United States Steel                                 4,800                205,248
                                                                          404,538
TELECOMMUNICATION EQUIPMENT (0.72%)
 Qualcomm                                            8,000                279,120
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.16%)
 Corning /1/                                         4,500                 61,875
TELEPHONE-INTEGRATED (2.17%)
 CenturyTel                                          3,500                107,415
 SBC Communications                                  5,800                138,040
 Sprint                                              7,500                166,950
 Verizon Communications                             12,000                429,600
                                                                          842,005
THERAPEUTICS (0.28%)
 ImClone Systems /1/                                 3,400                108,290
TOBACCO (2.78%)
 Altria Group                                       10,200                662,898
 Reynolds American                                   2,800                218,316
 UST                                                 4,300                196,940
                                                                        1,078,154
                                            Shares
                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOOLS-HAND HELD (0.17%)
                                                                      $
 Black & Decker                                        800                 66,904
TRANSPORT-RAIL (0.69%)
 Burlington Northern Santa Fe                        1,900                 91,675
 Norfolk Southern                                    5,600                175,840
                                                                          267,515
TRANSPORT-SERVICES (0.33%)
 FedEx                                               1,500                127,425
TRANSPORT-TRUCK (0.40%)
 J.B. Hunt Transport Services                        4,000                156,360
WEB PORTALS (1.47%)
 Google /1/                                            300                 66,000
 Yahoo /1/                                          14,600                503,846
                                                                          569,846
WIRELESS EQUIPMENT (0.12%)
 Motorola                                            3,000                 46,020
                                      TOTAL COMMON STOCKS              38,165,365
                                                                      -----------

                     TOTAL PORTFOLIO INVESTMENTS (98.52%)              38,165,365
CASH AND RECEIVABLES, NET OF LIABILITIES (1.48%)                          575,250
                               TOTAL NET ASSETS (100.00%)             $38,740,615
                                                                      -------------

    Contract                    Opening       Current      Unrealized
      Type        Commitment  Market Value  Market Value   Gain(Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
2 S&P 500 eMini     Buy         $117,517      $115,850      $(1,667)
June 2005
Futures


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 3,451,395
Unrealized Depreciation                       (1,922,222)
                                             -----------
Net Unrealized Appreciation (Depreciation)     1,529,173
Cost for federal income tax purposes         $36,636,192

                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                    Percentage of
                                                              Total Value
--------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                      $ 9,928,166                     25.93%
 Financial                           7,395,092                     19.32
 Communications                      4,702,044                     12.28
 Industrial                          4,589,120                     11.99
 Technology                          3,985,335                     10.41
 Energy                              3,463,757                      9.05
 Consumer, Cyclical                  2,216,300                      5.79
 Basic Materials                     1,033,937                      2.70
 Utilities                             851,614                      2.23
 Futures Contracts                     115,850                      0.30
                TOTAL              $38,281,215                    100.00%
                                 -----------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP GROWTH FUND
                           APRIL 30, 2005 (UNAUDITED)

                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (95.08%)
ADVERTISING SERVICES (0.08%)
                                                                      $
 Getty Images /1/                                      200                 14,310
AEROSPACE & DEFENSE (1.37%)
 Boeing                                              3,200                190,464
 Rockwell Collins                                      900                 41,292
                                                                          231,756
AEROSPACE & DEFENSE EQUIPMENT (1.68%)
 General Dynamics                                      100                 10,505
 Lockheed Martin                                     3,500                213,325
 United Technologies                                   600                 61,032
                                                                          284,862
APPAREL MANUFACTURERS (0.41%)
 Coach /1/                                           1,800                 48,240
 Columbia Sportswear /1/                               500                 21,500
                                                                           69,740
APPLIANCES (0.04%)
 Maytag                                                700                  6,783
APPLICATIONS SOFTWARE (0.79%)
 Microsoft                                           5,300                134,090
ATHLETIC FOOTWEAR (0.18%)
 Nike                                                  400                 30,724
AUDIO & VIDEO PRODUCTS (0.42%)
 Harman International Industries                       900                 70,722
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.48%)
 Paccar                                              1,200                 81,480
BUILDING PRODUCTS-AIR & HEATING (0.34%)
 American Standard                                   1,300                 58,123
BUILDING-MAINTENANCE & SERVICE (0.23%)
 Ecolab                                              1,200                 39,252
BUILDING-RESIDENTIAL & COMMERCIAL (0.05%)
 DR Horton                                             266                  8,113
CASINO HOTELS (0.25%)
 MGM Mirage /1/                                        600                 41,886
CELLULAR TELECOMMUNICATIONS (0.04%)
 Nextel Partners /1/                                   300                  7,056
CHEMICALS-DIVERSIFIED (1.90%)
 Dow Chemical                                        6,600                303,138
 Georgia Gulf                                          500                 18,455
                                                                          321,593
COATINGS & PAINT (0.40%)
 Sherwin-Williams                                    1,500                 66,855
COMMERCIAL SERVICE-FINANCE (0.10%)
 Moody's                                               200                 16,428
COMMERCIAL SERVICES (0.16%)
 Alliance Data Systems /1/                             400                 16,160
 Convergys /1/                                         900                 11,664
                                                                           27,824
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER AIDED DESIGN (0.98%)
                                                                      $
 Autodesk                                            5,200                165,516
COMPUTER SERVICES (0.36%)
 Affiliated Computer Services /1/                      500                 23,835
 Cognizant Technology Solutions /1/                    400                 16,804
 FactSet Research Systems                              750                 20,820
                                                                           61,459
COMPUTERS (1.65%)
 Apple Computer /1/                                  3,100                111,786
 International Business Machines                     2,200                168,036
                                                                          279,822
COMPUTERS-INTEGRATED SYSTEMS (4.95%)
 Dell /1/                                           22,800                794,124
 NCR /1/                                             1,300                 42,900
                                                                          837,024
COMPUTERS-MEMORY DEVICES (0.63%)
 Network Appliance /1/                               4,000                106,520
COMPUTERS-PERIPHERAL EQUIPMENT (0.21%)
 Lexmark International /1/                             500                 34,725
CONSUMER PRODUCTS-MISCELLANEOUS (0.05%)
 Fortune Brands                                        100                  8,458
COSMETICS & TOILETRIES (1.15%)
 Gillette                                            1,700                 87,788
 Kimberly-Clark                                      1,200                 74,940
 Procter & Gamble                                      600                 32,490
                                                                          195,218
DATA PROCESSING & MANAGEMENT (1.66%)
 First Data                                          5,700                216,771
 Fiserv /1/                                          1,100                 46,530
 Total System Services                                 700                 17,206
                                                                          280,507
DIALYSIS CENTERS (0.20%)
 Renal Care Group /1/                                  900                 34,335
DISPOSABLE MEDICAL PRODUCTS (0.51%)
 C.R. Bard                                           1,200                 85,404
DISTRIBUTION-WHOLESALE (0.36%)
 Fastenal                                              400                 21,424
 W.W. Grainger                                         700                 38,703
                                                                           60,127
DIVERSIFIED MANUFACTURING OPERATIONS (0.84%)
 Danaher                                             1,300                 65,819
 Illinois Tool Works                                   900                 75,438
                                                                          141,257
ELECTRIC PRODUCTS-MISCELLANEOUS (0.22%)
 Emerson Electric                                      600                 37,602
ELECTRIC-INTEGRATED (0.30%)
 Exelon                                                500                 24,750
 TXU                                                   300                 25,737
                                                                           50,487
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.27%)
                                                                      $
 Cree /1/                                            1,000                 24,190
 Intel                                               7,100                166,992
 QLogic /1/                                            700                 23,268
                                                                          214,450
ELECTRONIC CONNECTORS (0.16%)
 Amphenol                                              700                 27,608
ELECTRONIC FORMS (1.27%)
 Adobe Systems                                       3,600                214,092
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.27%)
 Fluor                                                 500                 25,780
 Jacobs Engineering Group /1/                          400                 19,484
                                                                           45,264
ENTERPRISE SOFTWARE & SERVICE (0.72%)
 Oracle /1/                                         10,500                121,380
FINANCE-CREDIT CARD (0.92%)
 MBNA                                                7,900                156,025
FINANCE-MORTGAGE LOAN/BANKER (2.42%)
 Federal National Mortgage Association               7,600                410,020
FINANCE-OTHER SERVICES (0.12%)
 Chicago Mercantile Exchange                           100                 19,552
FINANCIAL GUARANTEE INSURANCE (0.34%)
 Ambac Financial Group                                 600                 40,110
 Radian Group                                          400                 17,772
                                                                           57,882
FOOD-CONFECTIONERY (0.15%)
 Hershey                                               400                 25,560
FOOD-MISCELLANEOUS/DIVERSIFIED (0.03%)
 Sara Lee                                              200                  4,278
HEALTH CARE COST CONTAINMENT (0.31%)
 McKesson                                            1,400                 51,800
HOSPITAL BEDS & EQUIPMENT (0.07%)
 Kinetic Concepts /1/                                  200                 12,290
HOTELS & MOTELS (0.75%)
 Marriott International                              1,500                 94,125
 Starwood Hotels & Resorts Worldwide                   600                 32,604
                                                                          126,729
HUMAN RESOURCES (0.06%)
 Robert Half International                             400                  9,928
INDUSTRIAL AUTOMATION & ROBOTS (0.57%)
 Rockwell Automation                                 2,100                 97,083
INSURANCE BROKERS (0.38%)
 Brown & Brown                                         500                 21,875
 Marsh & McLennan                                    1,500                 42,045
                                                                           63,920
INTERNET SECURITY (0.38%)
 Symantec /1/                                        2,900                 54,462
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SECURITY (CONTINUED)
                                                                      $
 VeriSign /1/                                          400                 10,584
                                                                           65,046
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.24%)
 Franklin Resources                                    600                 41,208
LIFE & HEALTH INSURANCE (0.34%)
 Aflac                                               1,400                 56,910
MACHINERY-CONSTRUCTION & MINING (0.30%)
 Caterpillar                                           500                 44,025
 Joy Global                                            200                  6,774
                                                                           50,799
MEDICAL INSTRUMENTS (0.48%)
 Guidant                                             1,100                 81,488
MEDICAL PRODUCTS (7.63%)
 Becton Dickinson                                      700                 40,964
 Johnson & Johnson                                  16,600              1,139,258
 Stryker                                               600                 29,130
 Zimmer Holdings /1/                                 1,000                 81,420
                                                                        1,290,772
MEDICAL-BIOMEDICAL/GENE (0.14%)
 Charles River Laboratories International
  /1/                                                  500                 23,685
MEDICAL-DRUGS (6.19%)
 Abbott Laboratories                                 1,000                 49,160
 Merck                                              12,500                423,750
 Pfizer                                             21,100                573,287
                                                                        1,046,197
MEDICAL-GENERIC DRUGS (0.12%)
 Barr Pharmaceuticals /1/                              400                 20,744
MEDICAL-HMO (4.83%)
 Aetna                                               2,400                176,088
 Coventry Health Care /1/                              600                 41,058
 UnitedHealth Group                                  5,800                548,158
 WellPoint /1/                                         400                 51,100
                                                                          816,404
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.50%)
 Lincare Holdings /1/                                2,000                 85,360
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.63%)
 AmerisourceBergen                                   1,200                 73,536
 Cardinal Health                                       600                 33,342
                                                                          106,878
METAL PROCESSORS & FABRICATION (0.20%)
 Precision Castparts                                   300                 22,098
 Worthington Industries                                700                 11,382
                                                                           33,480
MISCELLANEOUS INVESTING (0.03%)
 Regency Centers                                       100                  5,265
MOTORCYCLE & MOTOR SCOOTER (1.03%)
 Harley-Davidson                                     3,700                173,974
MULTI-LINE INSURANCE (0.36%)
 American International Group                        1,200                 61,020
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (0.21%)
                                                                      $
 McGraw-Hill                                           400                 34,832
NETWORKING PRODUCTS (0.15%)
 Cisco Systems /1/                                   1,500                 25,920
OFFICE SUPPLIES & FORMS (0.09%)
 Avery Dennison                                        300                 15,705
OIL & GAS DRILLING (0.48%)
 Patterson-UTI Energy                                2,200                 52,734
 Pride International /1/                             1,300                 28,990
                                                                           81,724
OIL COMPANY-EXPLORATION & PRODUCTION (1.24%)
 Burlington Resources                                1,900                 92,359
 EOG Resources                                       2,200                104,610
 XTO Energy                                            433                 13,064
                                                                          210,033
OIL COMPANY-INTEGRATED (5.06%)
 Exxon Mobil                                        15,000                855,450
OIL FIELD MACHINERY & EQUIPMENT (0.95%)
 FMC Technologies /1/                                1,000                 30,330
 Grant Prideco /1/                                     600                 13,308
 National-Oilwell Varco /1/                          1,200                 47,688
 Smith International                                 1,200                 69,816
                                                                          161,142
OIL-FIELD SERVICES (0.87%)
 Baker Hughes                                          800                 35,296
 BJ Services                                         1,700                 82,875
 Cal Dive International /1/                            100                  4,448
 Halliburton                                           600                 24,954
                                                                          147,573
OPTICAL SUPPLIES (0.18%)
 Bausch & Lomb                                         400                 30,000
PHARMACY SERVICES (0.44%)
 Caremark Rx /1/                                       300                 12,015
 Express Scripts /1/                                   700                 62,748
                                                                           74,763
PIPELINES (0.28%)
 Equitable Resources                                   300                 17,292
 Kinder Morgan                                         400                 30,584
                                                                           47,876
REAL ESTATE OPERATOR & DEVELOPER (0.21%)
 St. Joe                                               500                 34,795
RECREATIONAL VEHICLES (0.10%)
 Polaris Industries                                    300                 17,268
RENTAL-AUTO & EQUIPMENT (0.19%)
 Rent-A-Center /1/                                   1,300                 31,252
RESEARCH & DEVELOPMENT (0.13%)
 Pharmaceutical Product Development /1/                500                 22,690
RETAIL-APPAREL & SHOE (2.03%)
 Abercrombie & Fitch                                   700                 37,765
 Aeropostale /1/                                       400                 11,172
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
                                                                      $
 American Eagle Outfitters                           4,600                120,612
 bebe Stores                                           100                  3,232
 Chico's FAS /1/                                     1,000                 25,630
 Nordstrom                                             700                 35,581
 Pacific Sunwear of California /1/                     500                 11,305
 Urban Outfitters /1/                                2,200                 97,460
                                                                          342,757
RETAIL-ARTS & CRAFTS (0.08%)
 Michaels Stores                                       400                 13,280
RETAIL-AUTO PARTS (0.10%)
 Autozone /1/                                          200                 16,600
RETAIL-BEDDING (0.79%)
 Bed Bath & Beyond /1/                               3,600                133,956
RETAIL-BUILDING PRODUCTS (6.23%)
 Home Depot                                         21,400                756,918
 Lowe's                                              5,700                297,027
                                                                        1,053,945
RETAIL-CATALOG SHOPPING (0.10%)
 MSC Industrial Direct                                 600                 16,122
RETAIL-DISCOUNT (3.15%)
 Costco Wholesale                                      500                 20,290
 Dollar General                                      2,600                 52,910
 Dollar Tree Stores /1/                              2,100                 51,429
 Family Dollar Stores                                  500                 13,490
 Target                                              4,000                185,600
 TJX                                                 3,800                 86,070
 Wal-Mart Stores                                     2,600                122,564
                                                                          532,353
RETAIL-DRUG STORE (1.10%)
 Walgreen                                            4,300                185,158
RETAIL-HAIR SALONS (0.17%)
 Regis                                                 800                 28,584
RETAIL-HOME FURNISHINGS (0.14%)
 Pier 1 Imports                                      1,600                 23,232
RETAIL-OFFICE SUPPLIES (0.25%)
 Staples                                             2,250                 42,907
RETAIL-RESTAURANTS (2.71%)
 Applebees International                             1,500                 37,170
 Brinker International /1/                             900                 30,420
 Darden Restaurants                                    500                 15,000
 McDonald's                                            600                 17,586
 Outback Steakhouse                                  1,200                 48,480
 Starbucks /1/                                       5,300                262,456
 Yum! Brands                                         1,000                 46,960
                                                                          458,072
SCHOOLS (0.32%)
 Apollo Group /1/                                      300                 21,636
 ITT Educational Services /1/                          700                 32,186
                                                                           53,822
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL PRODUCERS (0.73%)
                                                                      $
 Nucor                                               2,400                122,640
TELECOMMUNICATION EQUIPMENT (1.60%)
 Harris                                                800                 22,560
 Qualcomm                                            7,100                247,719
                                                                          270,279
TELEPHONE-INTEGRATED (0.66%)
 Verizon Communications                              3,100                110,980
TEXTILE-HOME FURNISHINGS (0.37%)
 Mohawk Industries /1/                                 800                 62,248
TOBACCO (5.00%)
 Altria Group                                       13,000                844,870
TOOLS-HAND HELD (0.69%)
 Black & Decker                                      1,400                117,082
TRANSPORT-AIR FREIGHT (0.18%)
 CNF                                                   700                 29,925
TRANSPORT-SERVICES (1.10%)
 C.H. Robinson Worldwide                               700                 36,120
 Expeditors International of Washington              2,000                 98,220
 FedEx                                                 600                 50,970
                                                                          185,310
TRANSPORT-TRUCK (0.32%)
 J.B. Hunt Transport Services                        1,000                 39,090
 Landstar System /1/                                   500                 15,325
                                                                           54,415
WEB PORTALS (0.48%)
 Google /1/                                            200                 44,000
 Yahoo /1/                                           1,100                 37,961
                                                                           81,961
                                      TOTAL COMMON STOCKS              16,078,670
                                                                      -----------

                     TOTAL PORTFOLIO INVESTMENTS (95.08%)              16,078,670
CASH AND RECEIVABLES, NET OF LIABILITIES (4.92%)                          831,191
                               TOTAL NET ASSETS (100.00%)             $16,909,861
                                                                      -------------


 Contract                 Opening       Current      Unrealized
   Type     Commitment  Market Value  Market Value   Gain(Loss)
----------------------------------------------------------------
FUTURES CONTRACTS
1 S&P 500     Buy         $303,582      $289,625     $(13,957)
June 2005
Future


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   875,395
Unrealized Depreciation                         (976,700)
                                             -----------
Net Unrealized Appreciation (Depreciation)      (101,305)
Cost for federal income tax purposes         $16,179,975


                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                    Percentage of
                                                              Total Value
--------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                      $ 5,016,153                     30.65%
 Consumer, Cyclical                  3,596,760                     21.97
 Technology                          2,449,585                     14.97
 Energy                              1,503,798                      9.19
 Industrial                          1,394,566                      8.52
 Communications                        610,384                      3.73
 Basic Materials                       550,340                      3.36
 Financial                             496,577                      3.03
 Government                            410,020                      2.50
 Futures Contracts                     289,625                      1.77
 Utilities                              50,487                      0.31
                TOTAL              $16,368,295                    100.00%
                                 -----------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.
                                      265

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH FUND I
                           APRIL 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                           Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (98.56%)
AGRICULTURAL OPERATIONS (0.77%)
                                                                           $
 Monsanto                                                97,400             5,709,588
AIRLINES (0.80%)
 Southwest Airlines                                     401,900             5,980,272
APPLICATIONS SOFTWARE (5.17%)
 Mercury Interactive /1/                                122,300             5,054,659
 Microsoft                                            1,087,600            27,516,280
 Red Hat /1/                                            552,300             5,937,225
                                                                           38,508,164
BROADCASTING SERVICES & PROGRAMMING (1.20%)
 Liberty Media /1/                                      889,300             8,928,572
CABLE TV (2.11%)
 Rogers Communications                                  545,500            15,688,580
CASINO SERVICES (1.86%)
 International Game Technology                          516,000            13,875,240
CELLULAR TELECOMMUNICATIONS (4.61%)
 Nextel Communications /1/                              626,800            17,544,132
 Nextel Partners /1/                                    713,000            16,769,760
                                                                           34,313,892
COMPUTERS (0.92%)
 Research In Motion /1/                                 106,500             6,859,665
COMPUTERS-INTEGRATED SYSTEMS (3.16%)
 Dell /1/                                               676,800            23,572,944
COMPUTERS-MEMORY DEVICES (1.67%)
 EMC /1/                                                948,700            12,446,944
CONSULTING SERVICES (1.57%)
 Accenture /1/                                          539,100            11,698,470
CRUISE LINES (1.74%)
 Carnival                                               264,900            12,948,312
DATA PROCESSING & MANAGEMENT (1.02%)
 Automatic Data Processing                              174,500             7,580,280
DIVERSIFIED MANUFACTURING OPERATIONS (8.38%)
 Danaher                                                359,100            18,181,233
 General Electric                                       868,100            31,425,220
 Tyco International                                     408,300            12,783,873
                                                                           62,390,326
E-COMMERCE-SERVICES (1.93%)
 eBay /1/                                               191,100             6,063,603
 InterActiveCorp /1/                                    381,000             8,282,940
                                                                           14,346,543
ELECTRONIC COMPONENTS-SEMICONDUCTOR (5.12%)
 Intel                                                  939,900            22,106,448
 Xilinx                                                 596,000            16,056,240
                                                                           38,162,688
ENTERPRISE SOFTWARE & SERVICE (1.36%)
 Oracle /1/                                             877,600            10,145,056
ENTERTAINMENT SOFTWARE (0.28%)
 Electronic Arts /1/                                     38,700             2,066,193
                                              Shares

                                              Held                           Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FIDUCIARY BANKS (2.54%)
                                                                           $
 State Street                                           409,300            18,921,939
FINANCE-CONSUMER LOANS (1.19%)
 SLM                                                    186,100             8,865,804
FINANCE-INVESTMENT BANKER & BROKER (3.79%)
 Citigroup                                              462,400            21,714,304
 Morgan Stanley                                         123,100             6,477,522
                                                                           28,191,826
FOOD-WHOLESALE & DISTRIBUTION (1.79%)
 Sysco                                                  384,600            13,307,160
INTERNET BROKERS (1.43%)
 Ameritrade Holding /1/                               1,017,700            10,665,496
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.78%)
 Franklin Resources                                     193,300            13,275,844
MEDICAL INSTRUMENTS (1.79%)
 Medtronic                                              253,100            13,338,370
MEDICAL-BIOMEDICAL/GENE (3.54%)
 Amgen /1/                                              178,100            10,367,201
 Genentech /1/                                          226,000            16,032,440
                                                                           26,399,641
MEDICAL-HMO (6.60%)
 UnitedHealth Group                                     300,300            28,381,353
 WellPoint /1/                                          162,600            20,772,150
                                                                           49,153,503
MULTI-LINE INSURANCE (0.95%)
 American International Group                           138,700             7,052,895
MULTIMEDIA (1.16%)
 E.W. Scripps                                           169,800             8,647,914
NETWORKING PRODUCTS (2.34%)
 Cisco Systems /1/                                      290,500             5,019,840
 Juniper Networks /1/                                   550,900            12,444,831
                                                                           17,464,671
OIL & GAS DRILLING (1.43%)
 Transocean /1/                                         229,800            10,655,826
OIL-FIELD SERVICES (1.12%)
 Schlumberger                                           121,500             8,311,815
PHARMACY SERVICES (0.26%)
 Caremark Rx /1/                                         48,000             1,922,400
RETAIL-DISCOUNT (4.47%)
 Target                                                 207,800             9,641,920
 Wal-Mart Stores                                        502,300            23,678,422
                                                                           33,320,342
RETAIL-DRUG STORE (1.52%)
 Walgreen                                               263,600            11,350,616
RETAIL-PET FOOD & SUPPLIES (0.65%)
 PETsMART                                               182,300             4,858,295
                                              Shares

                                              Held                           Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-REGIONAL DEPARTMENT STORE (1.41%)
                                                                           $
 Kohl's /1/                                             220,900            10,514,840
SCHOOLS (1.83%)
 Apollo Group /1/                                       188,600            13,601,832
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (4.69%)
 Analog Devices                                         535,200            18,255,672
 Marvell Technology Group /1/                           240,900             8,065,332
 Maxim Integrated Products                              230,300             8,613,220
                                                                           34,934,224
TELECOMMUNICATION EQUIPMENT (0.26%)
 Qualcomm                                                56,200             1,960,818
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (2.15%)
 Corning /1/                                          1,163,200            15,994,000
THERAPEUTICS (2.17%)
 Gilead Sciences /1/                                    436,300            16,186,730

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH FUND I
                           APRIL 30, 2005 (UNAUDITED)


                                            Shares

                                            Held                          Value

------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
WEB PORTALS (4.03%)

 Google /1/                                          50,500            $ 11,110,000

 Yahoo /1/                                          547,900              18,908,029

                                                                         30,018,029
                                       TOTAL COMMON STOCKS              734,136,559
                                                                       ------------



                      TOTAL PORTFOLIO INVESTMENTS (98.56%)              734,136,559

CASH AND RECEIVABLES, NET OF LIABILITIES (1.44%)                         10,721,960
                                TOTAL NET ASSETS (100.00%)             $744,858,519

                                                                       --------------


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 64,844,299
Unrealized Depreciation                       (33,221,206)
                                             ------------
Net Unrealized Appreciation (Depreciation)     31,623,093
Cost for federal income tax purposes         $702,513,466

                    INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                     Percentage of
                                                               Total Value
--------------------------------------------------------------------------------
 Technology                        $174,276,158                     23.74%
 Consumer,
 Non-cyclical                       151,317,694                     20.61
 Communications                     147,363,019                     20.07
 Consumer, Cyclical                  92,847,917                     12.65
 Financial                           86,973,804                     11.85
 Industrial                          62,390,326                      8.50
 Energy                              18,967,641                      2.58
                TOTAL              $734,136,559                    100.00%
                                 ------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.
                                     267

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP GROWTH FUND II
                           APRIL 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                            Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (98.51%)
ADVERTISING SERVICES (0.70%)
                                                                           $
 Getty Images /1/                                        67,176               4,806,443
AEROSPACE & DEFENSE (1.53%)
 Rockwell Collins                                       229,900              10,547,812
AEROSPACE & DEFENSE EQUIPMENT (1.29%)
 United Technologies                                     87,900               8,941,188
AGRICULTURAL OPERATIONS (1.97%)
 Delta & Pine Land                                       87,310               2,200,212
 Monsanto                                               194,726              11,414,838
                                                                             13,615,050
APPLICATIONS SOFTWARE (3.79%)
 Microsoft                                            1,032,822              26,130,397
ATHLETIC FOOTWEAR (0.84%)
 Nike                                                    75,300               5,783,793
BEVERAGES-NON-ALCOHOLIC (3.55%)
 Coca-Cola                                               98,600               4,283,184
 Pepsico                                                363,200              20,208,448
                                                                             24,491,632
COMMERCIAL SERVICE-FINANCE (1.13%)
 Paychex                                                256,100               7,836,660
COMMERCIAL SERVICES (1.30%)
 Weight Watchers International /1/                      214,300               8,947,025
COMPUTERS (0.59%)
 Apple Computer /1/                                     113,700               4,100,022
COMPUTERS-INTEGRATED SYSTEMS (1.66%)
 Dell /1/                                               329,000              11,459,070
COMPUTERS-MEMORY DEVICES (2.12%)
 EMC /1/                                              1,115,200              14,631,424
COSMETICS & TOILETRIES (6.79%)
 Alberto-Culver                                         101,034               4,496,013
 Gillette                                               257,000              13,271,480
 Kimberly-Clark                                         105,300               6,575,985
 Procter & Gamble                                       415,689              22,509,559
                                                                             46,853,037
CRUISE LINES (0.93%)
 Carnival                                               131,300               6,417,944
DISPOSABLE MEDICAL PRODUCTS (2.06%)
 C.R. Bard                                              199,600              14,205,532
DIVERSIFIED MANUFACTURING OPERATIONS (6.35%)
 3M                                                      41,000               3,135,270
 General Electric                                       817,400              29,589,880
 Textron                                                147,302              11,099,206
                                                                             43,824,356
DRUG DELIVERY SYSTEMS (1.28%)
 Hospira /1/                                            262,895               8,820,127
E-COMMERCE-SERVICES (1.09%)
 eBay /1/                                               135,400               4,296,242
                                              Shares

                                              Held                            Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
E-COMMERCE-SERVICES (CONTINUED)
                                                                           $
 Monster Worldwide /1/                                  140,200               3,226,002
                                                                              7,522,244
ELECTRONIC COMPONENTS-SEMICONDUCTOR (5.44%)
 Altera /1/                                             125,500               2,601,615
 Broadcom /1/                                           272,200               8,141,502
 Intel                                                  834,400              19,625,088
 National Semiconductor                                 377,200               7,196,976
                                                                             37,565,181
ENTERPRISE SOFTWARE & SERVICE (0.26%)
 Oracle /1/                                             157,400               1,819,544
ENTERTAINMENT SOFTWARE (0.27%)
 Electronic Arts /1/                                     35,000               1,868,650
FIDUCIARY BANKS (1.57%)
 Northern Trust                                         241,300              10,865,739
FINANCE-CREDIT CARD (1.92%)
 American Express                                       251,200              13,238,240
FINANCE-INVESTMENT BANKER & BROKER (1.30%)
 Goldman Sachs Group                                     83,900               8,959,681
FINANCIAL GUARANTEE INSURANCE (1.32%)
 MGIC Investment                                        155,000               9,145,000
FOOD-MISCELLANEOUS/DIVERSIFIED (0.67%)
 McCormick                                              133,100               4,603,929
INTERNET SECURITY (0.58%)
 VeriSign /1/                                           150,400               3,979,584
MEDICAL INSTRUMENTS (2.64%)
 Edwards Lifesciences /1/                               127,926               5,633,861
 Guidant                                                 57,500               4,259,600
 Medtronic                                              157,630               8,307,101
                                                                             18,200,562
MEDICAL LABORATORY & TESTING SERVICE (0.97%)
 Covance /1/                                            146,124               6,669,099
MEDICAL PRODUCTS (7.34%)
 Becton Dickinson                                       181,206              10,604,175
 Cooper                                                  74,200               5,012,210
 Johnson & Johnson                                      511,000              35,069,930
                                                                             50,686,315
MEDICAL-BIOMEDICAL/GENE (2.93%)
 Amgen /1/                                              142,992               8,323,564
 Celgene /1/                                            163,700               6,205,867
 Invitrogen /1/                                          77,500               5,678,425
                                                                             20,207,856
MEDICAL-DRUGS (5.48%)
 Eli Lilly                                              114,700               6,706,509
 Novartis                                               186,000               9,063,780
 Novo Nordisk                                            94,200               4,791,954
 Pfizer                                                 285,660               7,761,382
 Roche Holding                                          157,900               9,513,475
                                                                             37,837,100
                                              Shares

                                              Held                            Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (0.91%)
                                                                           $
 Triad Hospitals /1/                                    122,100               6,257,625
MONEY CENTER BANKS (0.53%)
 JP Morgan Chase                                        103,300               3,666,117
MULTIMEDIA (1.91%)
 News                                                   494,300               7,552,904
 Walt Disney                                            214,700               5,668,080
                                                                             13,220,984
NETWORKING PRODUCTS (2.91%)
 Cisco Systems /1/                                      972,400              16,803,072
 Juniper Networks /1/                                   144,750               3,269,903
                                                                             20,072,975
OIL COMPANY-EXPLORATION & PRODUCTION (1.80%)
 Apache                                                 220,500              12,411,945
PUBLICLY TRADED INVESTMENT FUND (0.20%)
 iShares Russell 1000 Growth Index Fund                  30,000               1,380,900
RETAIL-APPAREL & SHOE (1.08%)
 AnnTaylor Stores /1/                                   196,700               4,817,183
 Ross Stores                                             99,727               2,664,706
                                                                              7,481,889
RETAIL-BUILDING PRODUCTS (1.14%)
 Home Depot                                             221,600               7,837,992
RETAIL-DISCOUNT (4.21%)
 Dollar General                                         356,200               7,248,670
 Target                                                 121,600               5,642,240
 Wal-Mart Stores                                        343,200              16,178,448
                                                                             29,069,358
RETAIL-DRUG STORE (1.86%)
 CVS                                                    248,800              12,833,104
RETAIL-REGIONAL DEPARTMENT STORE (0.96%)
 Kohl's /1/                                             138,600               6,597,360
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.17%)
 Linear Technology                                      225,700               8,066,518
SEMICONDUCTOR EQUIPMENT (1.26%)
 Applied Materials /1/                                  585,000               8,698,950
TELECOMMUNICATION EQUIPMENT (1.64%)
 Qualcomm                                                99,400               3,468,066
 Scientific-Atlanta                                     256,500               7,843,770
                                                                             11,311,836
TELECOMMUNICATION SERVICES (0.32%)
 Avaya /1/                                              258,800               2,246,384
TELEVISION (0.75%)
 Univision Communications /1/                           197,600               5,194,904
TRANSPORT-SERVICES (0.93%)
 United Parcel Service                                   90,200               6,432,162
WEB PORTALS (3.27%)
 Google /1/                                              39,800               8,756,000
                                              Shares

                                              Held                            Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WEB PORTALS (CONTINUED)
                                                                           $
 Yahoo /1/                                              399,984              13,803,448
                                                                             22,559,448
                                           TOTAL COMMON STOCKS              679,920,687
                                                                           ------------

                          TOTAL PORTFOLIO INVESTMENTS (98.51%)              679,920,687
CASH AND RECEIVABLES, NET OF LIABILITIES (1.49%)                             10,311,477
                                    TOTAL NET ASSETS (100.00%)             $690,232,164
                                                                           --------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 26,250,670
Unrealized Depreciation                       (19,301,502)
                                             ------------
Net Unrealized Appreciation (Depreciation)      6,949,168
Cost for federal income tax purposes         $672,971,519

                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                     Percentage of
                                                               Total Value
--------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                      $269,231,551                     39.59%
 Technology                         114,339,756                     16.82
 Communications                      90,914,801                     13.37
 Consumer, Cyclical                  76,021,439                     11.18
 Industrial                          69,745,518                     10.26
 Financial                           45,874,777                      6.75
 Energy                              12,411,945                      1.83
 Funds                                1,380,900                      0.20
                TOTAL              $679,920,687                    100.00%
                                 ------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS LARGECAP VALUE FUND
                           APRIL 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (98.46%)
ADVERTISING AGENCIES (0.51%)
                                                                             $
 Interpublic Group /1/                                    589,200                 7,577,112
AEROSPACE & DEFENSE (0.61%)
 Boeing                                                   152,900                 9,100,608
AEROSPACE & DEFENSE EQUIPMENT (0.88%)
 General Dynamics                                          39,500                 4,149,475
 Goodrich                                                 218,700                 8,813,610
                                                                                 12,963,085
AGRICULTURAL OPERATIONS (0.72%)
 Bunge                                                    134,400                 7,633,920
 Monsanto                                                  51,800                 3,036,516
                                                                                 10,670,436
APPAREL MANUFACTURERS (0.91%)
 Jones Apparel Group                                      252,000                 7,673,400
 VF                                                       101,100                 5,721,249
                                                                                 13,394,649
APPLICATIONS SOFTWARE (1.31%)
 Microsoft                                                766,400                19,389,920
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.50%)
 American Axle & Manufacturing Holdings                   100,000                 1,996,000
 Autoliv                                                  124,200                 5,495,850
 BorgWarner                                               100,400                 4,590,288
 Dana                                                     201,000                 2,295,420
 Lear                                                      58,900                 1,996,121
 Magna International                                       95,100                 5,813,463
                                                                                 22,187,142
BEVERAGES-NON-ALCOHOLIC (0.48%)
 Pepsico                                                  126,700                 7,049,588
BREWERY (0.11%)
 Molson Coors Brewing                                      26,700                 1,648,725
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.86%)
 Masco                                                    179,700                 5,658,753
 Vulcan Materials                                         132,300                 7,017,192
                                                                                 12,675,945
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.33%)
 Martin Marietta Materials                                 88,700                 4,877,613
CABLE TV (1.41%)
 Comcast /1/                                              647,400                20,788,014
CHEMICALS-DIVERSIFIED (1.59%)
 Dow Chemical                                              32,000                 1,469,760
 E. I. Du Pont de Nemours                                 314,600                14,820,806
 PPG Industries                                           106,900                 7,221,095
                                                                                 23,511,661
CHEMICALS-SPECIALTY (0.31%)
 Eastman Chemical                                          86,200                 4,654,800
COMMERCIAL BANKS (0.51%)
 BB&T                                                     133,600                 5,238,456
 UnionBanCal                                               37,150                 2,286,954
                                                                                  7,525,410
                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (0.56%)
                                                                             $
 Electronic Data Systems                                  430,500                 8,330,175
COMPUTERS (1.81%)
 Hewlett-Packard                                        1,108,454                22,690,053
 International Business Machines                           52,900                 4,040,502
                                                                                 26,730,555
COMPUTERS-MEMORY DEVICES (0.09%)
 Quantum /1/                                               54,800                   131,520
 Storage Technology /1/                                    40,900                 1,137,020
                                                                                  1,268,540
CONTAINERS-PAPER & PLASTIC (0.36%)
 Smurfit-Stone Container /1/                              412,200                 5,403,942
COSMETICS & TOILETRIES (0.35%)
 Kimberly-Clark                                            83,500                 5,214,575
DISTRIBUTION-WHOLESALE (0.26%)
 Ingram Micro /1/                                         114,350                 1,905,071
 Tech Data /1/                                             55,300                 2,020,109
                                                                                  3,925,180
DIVERSIFIED MANUFACTURING OPERATIONS (8.70%)
 Cooper Industries                                         66,600                 4,239,756
 Crane                                                    130,500                 3,340,800
 Eaton                                                    132,050                 7,751,335
 General Electric                                       2,365,800                85,641,960
 Honeywell International                                  342,200                12,237,072
 SPX                                                      121,300                 4,693,097
 Textron                                                  142,600                10,744,910
                                                                                128,648,930
ELECTRIC-INTEGRATED (3.31%)
 Alliant Energy                                           202,300                 5,328,582
 American Electric Power                                  285,225                10,045,624
 Constellation Energy Group                                90,800                 4,772,448
 Edison International                                      58,400                 2,119,920
 Entergy                                                  125,800                 9,221,140
 FirstEnergy                                              250,700                10,910,464
 Northeast Utilities                                      222,600                 4,075,806
 Xcel Energy                                              141,700                 2,434,406
                                                                                 48,908,390
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.24%)
 Flextronics International /1/                            681,600                 7,599,840
 Sanmina /1/                                            1,142,200                 4,580,222
 Solectron /1/                                          1,281,800                 4,229,940
 Vishay Intertechnology /1/                               181,000                 1,934,890
                                                                                 18,344,892
ELECTRONIC PARTS DISTRIBUTION (0.47%)
 Arrow Electronics /1/                                    150,400                 3,660,736
 Avnet /1/                                                171,000                 3,230,190
                                                                                  6,890,926
FIDUCIARY BANKS (0.60%)
 Mellon Financial                                         320,500                 8,874,645
FINANCE-INVESTMENT BANKER & BROKER (7.37%)
 Citigroup                                              1,408,600                66,147,856
 Goldman Sachs Group                                      139,300                14,875,847
 Lehman Brothers Holdings                                 119,525                10,962,833
                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                             $
 Merrill Lynch                                            200,900                10,834,537
 Morgan Stanley                                           116,700                 6,140,754
                                                                                108,961,827
FINANCE-MORTGAGE LOAN/BANKER (2.47%)
 Countrywide Financial                                    363,500                13,155,065
 Federal Home Loan Mortgage                               263,100                16,185,912
 Federal National Mortgage Association                    134,425                 7,252,229
                                                                                 36,593,206
FINANCIAL GUARANTEE INSURANCE (0.84%)
 MBIA                                                     115,300                 6,039,414
 MGIC Investment                                          107,800                 6,360,200
                                                                                 12,399,614
FOOD-MISCELLANEOUS/DIVERSIFIED (1.24%)
 Kraft Foods                                               86,500                 2,803,465
 Sara Lee                                                 384,600                 8,226,594
 Unilever                                                 113,500                 7,312,805
                                                                                 18,342,864
FOOD-RETAIL (1.58%)
 Albertson's                                              246,400                 4,876,256
 Kroger /1/                                               554,900                 8,750,773
 Safeway /1/                                              459,900                 9,791,271
                                                                                 23,418,300
FOOD-WHOLESALE & DISTRIBUTION (0.42%)
 Supervalu                                                196,900                 6,214,164
GAS-DISTRIBUTION (0.66%)
 Sempra Energy                                            241,500                 9,751,770
HOME DECORATION PRODUCTS (0.58%)
 Newell Rubbermaid                                        392,600                 8,531,198
LIFE & HEALTH INSURANCE (0.56%)
 Genworth Financial                                       293,900                 8,214,505
 Torchmark                                                  1,975                   105,524
                                                                                  8,320,029
MEDICAL LABORATORY & TESTING SERVICE (0.53%)
 Laboratory Corp. of America Holdings /1/                 157,900                 7,816,050
MEDICAL-DRUGS (0.91%)
 Bristol-Myers Squibb                                     113,700                 2,956,200
 Merck                                                    308,425                10,455,608
                                                                                 13,411,808
MEDICAL-HOSPITALS (0.20%)
 HCA                                                       53,700                 2,998,608
METAL-ALUMINUM (0.60%)
 Alcoa                                                    304,400                 8,833,688
MONEY CENTER BANKS (4.67%)
 Bank of America                                        1,023,600                46,102,944
 JP Morgan Chase                                          645,500                22,908,795
                                                                                 69,011,739
MULTI-LINE INSURANCE (4.29%)
 Allstate                                                 271,500                15,247,440
 American International Group                              90,800                 4,617,180
 Hartford Financial Services Group                        185,600                13,431,872
                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                             $
 MetLife                                                  207,800                 8,083,420
 PartnerRe                                                 29,200                 1,701,776
 Prudential Financial                                     235,300                13,447,395
 XL Capital                                                98,400                 6,917,520
                                                                                 63,446,603
MULTIMEDIA (1.62%)
 Time Warner /1/                                        1,223,800                20,572,078
 Viacom                                                    35,000                 1,211,700
 Walt Disney                                               80,800                 2,133,120
                                                                                 23,916,898
OIL & GAS DRILLING (0.46%)
 GlobalSantaFe                                            203,400                 6,834,240
OIL COMPANY-INTEGRATED (11.49%)
 BP Amoco                                                 117,900                 7,180,110
 ChevronTexaco                                            521,734                27,130,168
 ConocoPhillips                                           242,514                25,427,593
 Exxon Mobil                                            1,460,100                83,269,503
 Marathon Oil                                             276,600                12,881,262
 Occidental Petroleum                                     203,900                14,069,100
                                                                                169,957,736
PAPER & RELATED PRODUCTS (1.67%)
 Georgia-Pacific                                          256,250                 8,781,687
 International Paper                                      303,600                10,410,444
 Temple-Inland                                            161,800                 5,460,750
                                                                                 24,652,881
PHARMACY SERVICES (0.81%)
 Medco Health Solutions /1/                               236,500                12,054,405
PHOTO EQUIPMENT & SUPPLIES (0.46%)
 Eastman Kodak                                            273,400                 6,835,000
POWER CONVERTER & SUPPLY EQUIPMENT (0.29%)
 Hubbell                                                   97,500                 4,236,375
PROPERTY & CASUALTY INSURANCE (1.63%)
 ACE                                                       69,400                 2,981,424
 Chubb                                                    120,800                 9,879,024
 St. Paul                                                 315,355                11,289,709
                                                                                 24,150,157
REGIONAL BANKS (7.30%)
 Comerica                                                 166,000                 9,505,160
 Huntington Bancshares                                    380,500                 8,945,555
 KeyCorp                                                  245,850                 8,152,386
 National City                                            341,125                11,584,605
 PNC Financial Services Group                              50,800                 2,704,084
 SunTrust Banks                                           168,700                12,286,421
 U.S. Bancorp                                             595,350                16,610,265
 Wachovia                                                 528,770                27,062,449
 Wells Fargo                                              185,200                11,100,888
                                                                                107,951,813
RETAIL-APPAREL & SHOE (0.83%)
 Limited                                                  396,800                 8,606,592
 Nordstrom                                                 72,200                 3,669,926
                                                                                 12,276,518
                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (0.44%)
                                                                             $
 Target                                                   139,100                 6,454,240
RETAIL-OFFICE SUPPLIES (0.51%)
 Office Depot /1/                                         385,000                 7,538,300
RETAIL-REGIONAL DEPARTMENT STORE (0.59%)
 Federated Department Stores                              153,000                 8,797,500
RETAIL-RESTAURANTS (0.99%)
 McDonald's                                               498,300                14,605,173
RUBBER-TIRES (0.20%)
 Cooper Tire & Rubber                                     166,200                 2,900,190
SAVINGS & LOANS-THRIFTS (1.06%)
 Washington Mutual                                        379,387                15,676,271
STEEL PRODUCERS (0.56%)
 United States Steel                                      192,900                 8,248,404
TELECOMMUNICATION EQUIPMENT (0.91%)
 ADC Telecommunications /1/                             1,659,400                 3,766,838
 Nortel Networks /1/                                    1,542,900                 3,841,821
 Tellabs /1/                                              754,300                 5,853,368
                                                                                 13,462,027
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.48%)
 Corning /1/                                              511,600                 7,034,500
TELEPHONE-INTEGRATED (4.21%)
 BellSouth                                                137,900                 3,652,971
 SBC Communications                                       474,200                11,285,960
 Sprint                                                   702,950                15,647,667
 Verizon Communications                                   882,975                31,610,505
                                                                                 62,197,103
TOBACCO (3.34%)
 Altria Group                                             615,475                39,999,720
 UST                                                      205,000                 9,389,000
                                                                                 49,388,720




























                                                Shares

                                                Held                             Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (1.90%)
 Burlington Northern Santa Fe                             209,400            $   10,103,550
 CSX                                                      227,700                 9,137,601
 Norfolk Southern                                         283,400                 8,898,760
                                                                                 28,139,911
                                             TOTAL COMMON STOCKS              1,455,915,288
                                                                             --------------

                            TOTAL PORTFOLIO INVESTMENTS (98.46%)              1,455,915,288
CASH AND RECEIVABLES, NET OF LIABILITIES (1.54%)                                 22,731,344
                                      TOTAL NET ASSETS (100.00%)             $1,478,646,632
                                                                             ----------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  243,709,047
Unrealized Depreciation                         (60,242,265)
                                             --------------
Net Unrealized Appreciation (Depreciation)      183,466,782
Cost for federal income tax purposes         $1,272,448,506

                      INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                              Value                      Percentage of
                                                                 Total Value
--------------------------------------------------------------------------------
 Financial                         $  439,473,172                     30.19%
 Industrial                           238,117,227                     16.35
 Energy                               176,791,976                     12.14
 Consumer,
 Non-cyclical                         158,228,243                     10.87
 Communications                       134,975,654                      9.27
 Consumer, Cyclical                   100,610,090                      6.91
 Basic Materials                       69,901,434                      4.80
 Utilities                             58,660,161                      4.03
 Technology                            55,719,190                      3.83
 Government                            23,438,141                      1.61
                TOTAL              $1,455,915,288                    100.00%
                                 --------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP VALUE FUND I
                           APRIL 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (98.69%)
ADVERTISING AGENCIES (1.33%)
                                                                         $
 Omnicom Group                                         29,900               2,478,710
AEROSPACE & DEFENSE (1.27%)
 Northrop Grumman                                      43,200               2,369,088
AEROSPACE & DEFENSE EQUIPMENT (1.98%)
 Lockheed Martin                                       60,600               3,693,570
APPLICATIONS SOFTWARE (1.34%)
 Microsoft                                             99,100               2,507,230
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.87%)
 Masco                                                110,800               3,489,092
BUILDING PRODUCTS-CEMENT & AGGREGATE (2.07%)
 Martin Marietta Materials                             70,300               3,865,797
CELLULAR TELECOMMUNICATIONS (3.10%)
 Nextel Communications /1/                            207,000               5,793,930
COMPUTERS (1.15%)
 Hewlett-Packard                                      105,200               2,153,444
COSMETICS & TOILETRIES (1.10%)
 Kimberly-Clark                                        33,000               2,060,850
DIVERSIFIED MANUFACTURING OPERATIONS (2.28%)
 Illinois Tool Works                                   50,800               4,258,056
E-COMMERCE-SERVICES (1.09%)
 InterActiveCorp /1/                                   93,700               2,037,038
ELECTRIC-INTEGRATED (7.94%)
 American Electric Power                              106,300               3,743,886
 Exelon                                                85,900               4,252,050
 FirstEnergy                                           92,900               4,043,008
 NiSource                                              41,100                 955,164
 Pepco Holdings                                        84,600               1,833,282
                                                                           14,827,390
FIDUCIARY BANKS (3.34%)
 Mellon Financial                                     142,400               3,943,056
 Northern Trust                                        51,100               2,301,033
                                                                            6,244,089
FINANCE-INVESTMENT BANKER & BROKER (9.23%)
 Citigroup                                            189,000               8,875,440
 Morgan Stanley                                       158,800               8,356,056
                                                                           17,231,496
FINANCE-MORTGAGE LOAN/BANKER (2.81%)
 Federal Home Loan Mortgage                            85,200               5,241,504
FOOD-RETAIL (2.69%)
 Albertson's                                          140,200               2,774,558
 Kroger /1/                                           143,200               2,258,264
                                                                            5,032,822
GAS-DISTRIBUTION (0.99%)
 Sempra Energy                                         45,600               1,841,328
INSTRUMENTS-CONTROLS (1.24%)
 Johnson Controls                                      42,200               2,315,514
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (1.13%)
                                                                         $
 Aflac                                                 52,100               2,117,865
MEDICAL PRODUCTS (2.22%)
 Johnson & Johnson                                     60,400               4,145,252
MEDICAL-DRUGS (4.34%)
 Bristol-Myers Squibb                                  79,900               2,077,400
 Cephalon /1/                                          36,800               1,615,520
 Wyeth                                                 98,400               4,422,096
                                                                            8,115,016
MEDICAL-HMO (2.72%)
 UnitedHealth Group                                    53,700               5,075,187
MONEY CENTER BANKS (6.57%)
 Bank of America                                       78,600               3,540,144
 JP Morgan Chase                                      246,200               8,737,638
                                                                           12,277,782
MULTI-LINE INSURANCE (4.42%)
 Allstate                                              59,200               3,324,672
 American International Group                          34,000               1,728,900
 Hartford Financial Services Group                     44,200               3,198,754
                                                                            8,252,326
MULTIMEDIA (4.30%)
 Time Warner /1/                                      246,500               4,143,665
 Viacom                                               112,400               3,891,288
                                                                            8,034,953
OIL COMPANY-INTEGRATED (8.05%)
 Exxon Mobil                                          154,300               8,799,729
 Marathon Oil                                         134,100               6,245,037
                                                                           15,044,766
OIL-FIELD SERVICES (0.15%)
 Baker Hughes                                           6,400                 282,368
PHARMACY SERVICES (1.48%)
 Medco Health Solutions /1/                            54,400               2,772,768
PUBLISHING-NEWSPAPERS (0.86%)
 Tribune                                               41,800               1,613,480
REGIONAL BANKS (7.44%)
 Fifth Third Bancorp                                   64,100               2,788,350
 PNC Financial Services Group                          64,200               3,417,366
 Wells Fargo                                          128,300               7,690,302
                                                                           13,896,018
RETAIL-DISCOUNT (1.62%)
 Costco Wholesale                                      74,400               3,019,152
RETAIL-OFFICE SUPPLIES (0.62%)
 Office Depot /1/                                      59,200               1,159,136
TELEPHONE-INTEGRATED (1.98%)
 SBC Communications                                   155,300               3,696,140
TELEVISION (0.91%)
 Univision Communications /1/                          64,800               1,703,592
TRANSPORT-RAIL (3.06%)
 Burlington Northern Santa Fe                          61,500               2,967,375
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (CONTINUED)
                                                                         $
 CSX                                                   68,300               2,740,879
                                                                            5,708,254
                                         TOTAL COMMON STOCKS              184,355,003
                                                                         ------------

                        TOTAL PORTFOLIO INVESTMENTS (98.69%)              184,355,003
CASH AND RECEIVABLES, NET OF LIABILITIES (1.31%)                            2,449,198
                                  TOTAL NET ASSETS (100.00%)             $186,804,201
                                                                         --------------

                            SCHEDULE OF INVESTMENTS
                         PARTNERS LARGECAP VALUE FUND I
                           APRIL 30, 2005 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  3,809,042
Unrealized Depreciation                        (3,402,942)
                                             ------------
Net Unrealized Appreciation (Depreciation)        406,100
Cost for federal income tax purposes         $183,948,903

                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                     Percentage of
                                                               Total Value
--------------------------------------------------------------------------------
 Financial                         $ 60,019,576                     32.56%
 Consumer,
 Non-cyclical                        27,201,895                     14.76
 Communications                      25,357,843                     13.76
 Industrial                          23,383,857                     12.68
 Utilities                           16,668,718                      9.04
 Energy                              15,327,134                      8.31
 Consumer, Cyclical                   6,493,802                      3.52
 Government                           5,241,504                      2.84
 Technology                           4,660,674                      2.53
                TOTAL              $184,355,003                    100.00%
                                 ------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS LARGECAP VALUE FUND II
                           APRIL 30, 2005 (UNAUDITED)

                                          Shares

                                          Held                          Value

----------------------------------------------------------------------------------------
COMMON STOCKS (95.87%)
AEROSPACE & DEFENSE (0.51%)
                                                                     $
 Northrop Grumman                                  16,900                 926,796
APPAREL MANUFACTURERS (1.30%)
 Liz Claiborne                                     31,200               1,105,416
 VF                                                21,900               1,239,321
                                                                        2,344,737
APPLIANCES (0.58%)
 Whirlpool                                         16,800               1,042,608
APPLICATIONS SOFTWARE (1.68%)
 Microsoft                                        119,900               3,033,470
ATHLETIC FOOTWEAR (0.53%)
 Reebok International                              23,500                 954,335
AUTO-CARS & LIGHT TRUCKS (1.29%)
 General Motors                                    34,900                 931,132
 Toyota Motor                                      19,200               1,396,032
                                                                        2,327,164
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.47%)
 Lear                                              25,100                 850,639
BEVERAGES-NON-ALCOHOLIC (1.70%)
 Coca-Cola                                         40,300               1,750,632
 Pepsi Bottling Group                              45,700               1,310,219
                                                                        3,060,851
BREWERY (0.61%)
 Molson Coors Brewing                              17,800               1,099,150
CHEMICALS-DIVERSIFIED (1.19%)
 PPG Industries                                    31,700               2,141,335
COMPUTER SERVICES (0.80%)
 Computer Sciences /1/                             33,400               1,452,232
COMPUTERS (2.96%)
 Hewlett-Packard                                  165,700               3,391,879
 International Business Machines                   25,600               1,955,328
                                                                        5,347,207
DATA PROCESSING & MANAGEMENT (0.71%)
 Fiserv /1/                                        30,200               1,277,460
DIVERSIFIED MANUFACTURING OPERATIONS (2.92%)
 Dover                                             34,600               1,258,056
 General Electric                                  61,000               2,208,200
 Tyco International                                57,700               1,806,587
                                                                        5,272,843
ELECTRIC-INTEGRATED (3.35%)
 Exelon                                            56,300               2,786,850
 NiSource                                          48,900               1,136,436
 PPL                                               39,300               2,132,418
                                                                        6,055,704
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.72%)
 Intel                                             55,500               1,305,360
FIDUCIARY BANKS (0.80%)
 Bank of New York                                  51,800               1,447,292
                                          Shares

                                          Held                          Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (7.89%)
                                                                     $
 Citigroup                                        183,800               8,631,248
 Merrill Lynch                                     51,900               2,798,967
 Morgan Stanley                                    53,500               2,815,170
                                                                       14,245,385
FINANCE-MORTGAGE LOAN/BANKER (3.51%)
 Federal Home Loan Mortgage                       103,100               6,342,712
FINANCIAL GUARANTEE INSURANCE (0.55%)
 MGIC Investment                                   16,800                 991,200
FOOD-MISCELLANEOUS/DIVERSIFIED (2.39%)
 H.J. Heinz                                        41,500               1,529,275
 Sara Lee                                          54,400               1,163,616
 Unilever                                          25,300               1,630,079
                                                                        4,322,970
FOOD-RETAIL (0.85%)
 Kroger /1/                                        97,200               1,532,844
HOME DECORATION PRODUCTS (0.71%)
 Newell Rubbermaid                                 59,100               1,284,243
INSTRUMENTS-CONTROLS (0.64%)
 Parker Hannifin                                   19,400               1,162,836
INSURANCE BROKERS (0.45%)
 Marsh & McLennan                                  29,200                 818,476
LIFE & HEALTH INSURANCE (0.78%)
 Torchmark                                         26,300               1,405,209
MACHINERY-FARM (0.53%)
 Deere                                             15,200                 950,608
MACHINERY-GENERAL INDUSTRY (0.88%)
 Ingersoll-Rand                                    20,600               1,583,522
MEDICAL PRODUCTS (2.18%)
 Baxter International                              46,600               1,728,860
 Johnson & Johnson                                 32,100               2,203,023
                                                                        3,931,883
MEDICAL-DRUGS (3.15%)
 Abbott Laboratories                               44,100               2,167,956
 Bristol-Myers Squibb                              53,900               1,401,400
 Merck                                             24,900                 844,110
 Wyeth                                             28,300               1,271,802
                                                                        5,685,268
MEDICAL-HOSPITALS (0.71%)
 HCA                                               23,000               1,284,320
METAL-ALUMINUM (0.78%)
 Alcoa                                             48,200               1,398,764
MONEY CENTER BANKS (3.75%)
 Bank of America                                  150,500               6,778,520
MULTI-LINE INSURANCE (5.74%)
 Allstate                                          48,700               2,734,992
 American International Group                      40,000               2,034,000
 Cigna                                             13,600               1,250,928
 Hartford Financial Services Group                 31,600               2,286,892
                                          Shares

                                          Held                          Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                     $
 Loews                                             29,100               2,062,608
                                                                       10,369,420
MULTIMEDIA (2.80%)
 Gannett                                           27,400               2,109,800
 Time Warner /1/                                  175,700               2,953,517
                                                                        5,063,317
NON-HAZARDOUS WASTE DISPOSAL (0.69%)
 Waste Management                                  43,400               1,236,466
OFFICE AUTOMATION & EQUIPMENT (0.51%)
 Xerox /1/                                         69,500                 920,875
OIL COMPANY-INTEGRATED (10.32%)
 ChevronTexaco                                     63,400               3,296,800
 ConocoPhillips                                    29,700               3,114,045
 Exxon Mobil                                      131,800               7,516,554
 Royal Dutch Petroleum                             81,000               4,718,250
                                                                       18,645,649
PAPER & RELATED PRODUCTS (1.46%)
 Weyerhaeuser                                      38,400               2,634,624
PRINTING-COMMERCIAL (0.68%)
 R.R. Donnelley & Sons                             37,500               1,234,125
PUBLICLY TRADED INVESTMENT FUND (1.67%)
 Standard & Poor's 500 Depository
  Receipts                                         26,000               3,011,061
REGIONAL BANKS (7.02%)
 National City                                     28,900                 981,444
 PNC Financial Services Group                      38,000               2,022,740
 U.S. Bancorp                                      86,300               2,407,770
 Wachovia                                          54,900               2,809,782
 Wells Fargo                                       74,400               4,459,536
                                                                       12,681,272
RETAIL-APPAREL & SHOE (0.59%)
 Gap                                               50,200               1,071,770
RETAIL-AUTO PARTS (0.61%)
 Advance Auto Parts /1/                            20,800               1,109,680
RETAIL-DISCOUNT (0.59%)
 Dollar General                                    52,400               1,066,340
RETAIL-DRUG STORE (0.71%)
 CVS                                               24,800               1,279,184
RETAIL-MAJOR DEPARTMENT STORE (1.15%)
 May Department Stores                             59,200               2,076,736
RETAIL-RESTAURANTS (1.34%)
 McDonald's                                        82,800               2,426,868
SAVINGS & LOANS-THRIFTS (1.43%)
 Washington Mutual                                 62,500               2,582,500
STEEL PRODUCERS (0.33%)
 Nucor                                             11,700                 597,870
TELEPHONE-INTEGRATED (4.93%)
 ALLTEL                                            26,500               1,509,440
                                          Shares

                                          Held                          Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                     $
 AT&T                                              23,650                 452,425
 BellSouth                                         75,600               2,002,643
 SBC Communications                               101,100               2,406,180
 Sprint                                            60,900               1,355,634
 Verizon Communications                            32,900               1,177,820
                                                                        8,904,142
TOBACCO (1.43%)
 Altria Group                                      39,600               2,573,604
                                     TOTAL COMMON STOCKS              173,143,446
                                                                     ------------

                    TOTAL PORTFOLIO INVESTMENTS (95.87%)              173,143,446
CASH AND RECEIVABLES, NET OF LIABILITIES (4.13%)                        7,465,659
                              TOTAL NET ASSETS (100.00%)             $180,609,105
                                                                     --------------

 /1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  3,211,926
Unrealized Depreciation                        (1,867,332)
                                             ------------
Net Unrealized Appreciation (Depreciation)      1,344,594
Cost for federal income tax purposes         $171,798,851


                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                     Percentage of
                                                              of Total Value
--------------------------------------------------------------------------------
 Financial                         $ 51,319,273                     29.64%
 Consumer,
 Non-cyclical                        24,725,015                     14.28
 Energy                              18,645,649                     10.77
 Consumer, Cyclical                  17,834,304                     10.30
 Communications                      13,967,460                      8.07
 Technology                          13,336,604                      7.70
 Industrial                          11,133,071                      6.43
 Basic Materials                      6,772,593                      3.91
 Government                           6,342,712                      3.66
 Utilities                            6,055,704                      3.50
 Funds                                3,011,061                      1.74
                TOTAL              $173,143,446                    100.00%
                                 ------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS MIDCAP GROWTH FUND
                           APRIL 30, 2005 (UNAUDITED)

                                            Shares

                                            Held                        Value

--------------------------------------------------------------------------------------
COMMON STOCKS (96.68%)
ADVERTISING SERVICES (0.49%)
                                                                      $
 Getty Images /1/                                    3,360              240,408
AEROSPACE & DEFENSE EQUIPMENT (0.64%)
 Goodrich                                            7,910              318,773
AIRLINES (0.71%)
 Southwest Airlines                                 23,580              350,870
APPAREL MANUFACTURERS (1.71%)
 Coach /1/                                          31,500              844,200
APPLICATIONS SOFTWARE (1.85%)
 Citrix Systems /1/                                 18,350              412,875
 Mercury Interactive /1/                            12,130              501,333
                                                                        914,208
BEVERAGES-WINE & SPIRITS (0.75%)
 Constellation Brands /1/                            7,070              372,660
CASINO HOTELS (2.55%)
 MGM Mirage /1/                                      7,980              557,084
 Station Casinos                                     6,380              411,701
 Wynn Resorts /1/                                    5,550              293,817
                                                                      1,262,602
CASINO SERVICES (0.56%)
 Scientific Games /1/                               12,970              278,466
CELLULAR TELECOMMUNICATIONS (2.09%)
 Alamosa Holdings /1/                               34,890              453,221
 Nextel Partners /1/                                10,180              239,434
 NII Holdings /1/                                    6,850              342,979
                                                                      1,035,634
CHEMICALS-DIVERSIFIED (0.52%)
 Lyondell Chemical                                  10,180              255,416
COAL (0.56%)
 Peabody Energy                                      6,340              277,502
COMMERCIAL BANKS (1.36%)
 City National                                       3,930              277,065
 Silicon Valley Bancshares /1/                       8,370              396,738
                                                                        673,803
COMMERCIAL SERVICES (1.06%)
 Alliance Data Systems /1/                          12,990              524,796
COMMUNICATIONS SOFTWARE (1.27%)
 Avid Technology /1/                                12,660              626,797
COMPUTER SERVICES (1.17%)
 Cognizant Technology Solutions /1/                 13,820              580,578
COMPUTERS (2.02%)
 Apple Computer /1/                                 27,780            1,001,747
CONSUMER PRODUCTS-MISCELLANEOUS (2.08%)
 Clorox                                              5,810              367,773
 Fortune Brands                                      7,800              659,724
                                                                      1,027,497
CONTAINERS-METAL & GLASS (0.53%)
 Owens-Illinois /1/                                 10,650              261,138
                                            Shares

                                            Held                        Value

--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DATA PROCESSING & MANAGEMENT (1.43%)
                                                                      $
 Global Payments                                     6,250              404,750
 SEI Investments                                     9,160              300,540
                                                                        705,290
DECISION SUPPORT SOFTWARE (0.39%)
 Cognos /1/                                          5,150              194,876
DENTAL SUPPLIES & EQUIPMENT (0.84%)
 Patterson /1/                                       8,200              414,510
DIAGNOSTIC KITS (0.58%)
 Dade Behring Holdings /1/                           4,650              286,766
DISPOSABLE MEDICAL PRODUCTS (1.58%)
 C.R. Bard                                          10,960              780,023
DISTRIBUTION-WHOLESALE (0.92%)
 CDW                                                 8,370              457,755
DIVERSIFIED MANUFACTURING OPERATIONS (2.42%)
 Actuant /1/                                         4,600              195,914
 Pentair                                             8,470              336,937
 Roper Industries                                    9,850              666,549
                                                                      1,199,400
E-COMMERCE-PRODUCTS (0.27%)
 Overstock.com /1/                                   3,750              132,300
E-COMMERCE-SERVICES (1.01%)
 Monster Worldwide /1/                              21,740              500,237
ELECTRIC PRODUCTS-MISCELLANEOUS (0.68%)
 Ametek                                              8,910              337,422
ELECTRIC-GENERATION (0.87%)
 AES /1/                                            26,650              428,532
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.92%)
 Altera /1/                                         40,050              830,236
 National Semiconductor                             22,310              425,675
 PMC - Sierra /1/                                   23,230              187,234
                                                                      1,443,145
FIDUCIARY BANKS (0.81%)
 Northern Trust                                      8,910              401,217
FINANCE-INVESTMENT BANKER & BROKER (1.15%)
 Jefferies Group                                     7,430              268,966
 Legg Mason                                          4,230              299,738
                                                                        568,704
FOOD-CONFECTIONERY (0.57%)
 Hershey                                             4,420              282,438
FOOD-RETAIL (0.74%)
 Whole Foods Market                                  3,670              365,972
HOSPITAL BEDS & EQUIPMENT (0.53%)
 Kinetic Concepts /1/                                4,270              262,392
HOTELS & MOTELS (2.42%)
 Marriott International                             13,290              833,947
 Starwood Hotels & Resorts Worldwide                 6,690              363,535
                                                                      1,197,482
                                            Shares

                                            Held                        Value

--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HUMAN RESOURCES (0.76%)
                                                                      $
 Robert Half International                          15,150              376,023
IDENTIFICATION SYSTEM-DEVELOPMENT (0.74%)
 Cogent /1/                                         16,340              367,650
INDUSTRIAL AUTOMATION & ROBOTS (0.71%)
 Rockwell Automation                                 7,640              353,197
INDUSTRIAL GASES (0.58%)
 Praxair                                             6,080              284,726
INSTRUMENTS-SCIENTIFIC (1.29%)
 Fisher Scientific International /1/                10,740              637,741
INTERNET CONTENT-INFORMATION & NEWS (0.70%)
 CNET Networks /1/                                  35,000              347,025
INTERNET INFRASTRUCTURE SOFTWARE (1.84%)
 F5 Networks /1/                                    12,820              548,824
 Openwave Systems /1/                               27,060              362,334
                                                                        911,158
INTERNET SECURITY (2.42%)
 CheckFree /1/                                      13,544              496,794
 VeriSign /1/                                       26,520              701,719
                                                                      1,198,513
INTIMATE APPAREL (0.44%)
 Warnaco Group /1/                                   9,710              218,087
INVESTMENT MANAGEMENT & ADVISORY SERVICES (2.59%)
 Affiliated Managers Group /1/                       8,645              540,572
 T. Rowe Price Group                                13,460              742,588
                                                                      1,283,160
LASERS-SYSTEMS & COMPONENTS (0.50%)
 Cymer /1/                                          10,020              248,396
LEISURE & RECREATION PRODUCTS (0.44%)
 WMS Industries /1/                                  8,570              217,678
MACHINERY-CONSTRUCTION & MINING (0.49%)
 Joy Global                                          7,230              244,880
MEDICAL INSTRUMENTS (1.80%)
 Biomet                                             23,050              891,804
MEDICAL LABORATORY & TESTING SERVICE (0.71%)
 Laboratory Corp. of America Holdings /1/            7,100              351,450
MEDICAL PRODUCTS (1.12%)
 Cooper                                              5,190              350,585
 INAMED /1/                                          3,330              202,597
                                                                        553,182
MEDICAL-BIOMEDICAL/GENE (2.06%)
 Celgene /1/                                         6,590              249,827
 Genzyme /1/                                        13,180              772,480
                                                                      1,022,307
MEDICAL-DRUGS (1.31%)
 Sepracor /1/                                       10,840              649,533
MEDICAL-HMO (3.49%)
 Pacificare Health Systems /1/                       7,140              426,686
                                            Shares

                                            Held                        Value

--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (CONTINUED)
                                                                      $
 WellPoint /1/                                      10,170            1,299,218
                                                                      1,725,904
MEDICAL-HOSPITALS (1.48%)
 Community Health Systems /1/                       12,100              441,045
 Triad Hospitals /1/                                 5,730              293,662
                                                                        734,707
METAL PROCESSORS & FABRICATION (0.62%)
 Precision Castparts                                 4,160              306,426
MISCELLANEOUS INVESTING (0.77%)
 Host Marriott                                      22,790              383,328
MOTION PICTURES & SERVICES (0.63%)
 DreamWorks Animation /1/                            8,290              310,875
NETWORKING PRODUCTS (1.47%)
 Ixia /1/                                           14,980              239,830
 Juniper Networks /1/                               21,630              488,621
                                                                        728,451
OIL & GAS DRILLING (1.19%)
 Diamond Offshore Drilling                           7,310              322,444
 Ensco International                                 8,230              268,298
                                                                        590,742
OIL COMPANY-EXPLORATION & PRODUCTION (1.92%)
 Range Resources                                    15,010              339,976
 Ultra Petroleum /1/                                 4,670              235,742
 XTO Energy                                         12,502              377,185
                                                                        952,903
OIL FIELD MACHINERY & EQUIPMENT (1.68%)
 Grant Prideco /1/                                  20,100              445,818
 National-Oilwell Varco /1/                          9,740              387,068
                                                                        832,886
OIL-FIELD SERVICES (0.46%)
 Tidewater                                           6,670              229,915
OPTICAL SUPPLIES (1.70%)
 Advanced Medical Optics /1/                         8,370              309,523
 Bausch & Lomb                                       7,100              532,500
                                                                        842,023
PHARMACY SERVICES (1.05%)
 Medco Health Solutions /1/                         10,210              520,404
PIPELINES (1.08%)
 Questar                                             9,190              536,696
POWER CONVERTER & SUPPLY EQUIPMENT (0.39%)
 American Power Conversion                           8,030              194,808
RADIO (0.48%)
 Sirius Satellite Radio /1/                         50,060              238,286
REAL ESTATE OPERATOR & DEVELOPER (0.61%)
 St. Joe                                             4,320              300,629
RECREATIONAL VEHICLES (0.29%)
 Polaris Industries                                  2,530              145,627
                                            Shares

                                            Held                        Value

--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (2.66%)
                                                                      $
 Chico's FAS /1/                                    24,980              640,237
 Nordstrom                                           5,050              256,692
 Urban Outfitters /1/                                9,490              420,407
                                                                      1,317,336
RETAIL-BEDDING (1.25%)
 Bed Bath & Beyond /1/                              16,670              620,291
RETAIL-MAIL ORDER (0.72%)
 Williams-Sonoma /1/                                10,670              357,338
RETAIL-RESTAURANTS (1.71%)
 Cheesecake Factory /1/                              9,430              289,407
 P.F. Chang's China Bistro /1/                       5,380              298,697
 Yum! Brands                                         5,550              260,628
                                                                        848,732
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.11%)
 Cypress Semiconductor /1/                          18,990              227,690
 Integrated Device Technology /1/                   24,240              259,368
 Marvell Technology Group /1/                       16,590              555,433
                                                                      1,042,491
SEMICONDUCTOR EQUIPMENT (1.82%)
 Kla-Tencor /1/                                     14,320              558,766
 Lam Research /1/                                   13,260              340,119
                                                                        898,885
STEEL-SPECIALTY (0.74%)
 Allegheny Technologies                             16,420              367,808
TELECOMMUNICATION EQUIPMENT (1.17%)
 Comverse Technology /1/                            25,350              577,726
TELECOMMUNICATION SERVICES (1.06%)
 Amdocs /1/                                         19,590              523,249
THERAPEUTICS (0.40%)
 MGI Pharma /1/                                      9,020              198,891
TRANSPORT-SERVICES (0.38%)
 UTI Worldwide                                       2,900              186,006

                            SCHEDULE OF INVESTMENTS
                          PARTNERS MIDCAP GROWTH FUND
                           APRIL 30, 2005 (UNAUDITED)


                                          Shares

                                          Held                        Value

-------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WEB HOSTING & DESIGN (0.80%)

 Macromedia /1/                                   9,950            $   394,119
                                   TOTAL COMMON STOCKS              47,869,548
                                                                   -----------



                  TOTAL PORTFOLIO INVESTMENTS (96.68%)              47,869,548

CASH AND RECEIVABLES, NET OF LIABILITIES (3.32%)                     1,642,133
                            TOTAL NET ASSETS (100.00%)             $49,511,681

                                                                   -------------


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 6,030,143
Unrealized Depreciation                       (1,533,552)
                                             -----------
Net Unrealized Appreciation (Depreciation)     4,496,591
Cost for federal income tax purposes         $43,372,957


                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                    Percentage of
                                                              Total Value
--------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                      $12,183,281                     25.45%
 Consumer, Cyclical                  8,427,339                     17.60
 Technology                          7,408,017                     15.48
 Communications                      6,827,107                     14.26
 Industrial                          4,655,836                      9.73
 Financial                           3,610,841                      7.54
 Energy                              3,420,644                      7.15
 Basic Materials                       907,951                      1.90
 Utilities                             428,532                      0.89
                TOTAL              $47,869,548                    100.00%
                                 -----------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                         PARTNERS MIDCAP GROWTH FUND I
                           APRIL 30, 2005 (UNAUDITED)

                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (98.67%)

ADVERTISING SERVICES (0.73%)
                                                                       $
 Getty Images /1/                                    22,900             1,638,495
AEROSPACE & DEFENSE (1.30%)
 Rockwell Collins                                    63,900             2,931,732
APPAREL MANUFACTURERS (1.58%)
 Coach /1/                                          132,600             3,553,680
APPLICATIONS SOFTWARE (1.69%)
 Citrix Systems /1/                                  82,250             1,850,625
 Intuit /1/                                          48,700             1,962,610
                                                                        3,813,235
AUCTION HOUSE & ART DEALER (0.63%)
 ADESA                                               58,300             1,410,277
AUDIO & VIDEO PRODUCTS (0.66%)
 Harman International Industries                     19,000             1,493,020
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.34%)
 BorgWarner                                          16,500               754,380
BATTERIES & BATTERY SYSTEMS (0.36%)
 Energizer Holdings /1/                              14,170               807,265
BUILDING-RESIDENTIAL & COMMERCIAL (2.06%)
 DR Horton                                           30,053               916,616
 Lennar                                              26,400             1,358,808
 NVR /1/                                              3,300             2,370,555
                                                                        4,645,979
CASINO HOTELS (0.77%)
 Ameristar Casinos                                   18,300               902,190
 Caesars Entertainment /1/                           41,100               819,945
                                                                        1,722,135
CHEMICALS-DIVERSIFIED (0.65%)
 Georgia Gulf                                        22,020               812,758
 Lyondell Chemical                                   26,100               654,849
                                                                        1,467,607
CHEMICALS-SPECIALTY (0.80%)
 Cabot Microelectronics /1/                          31,400               904,006
 Lubrizol                                            22,830               885,119
                                                                        1,789,125
COATINGS & PAINT (0.42%)
 Sherwin-Williams                                    21,100               940,427
COMMERCIAL BANKS (1.35%)
 Fremont General                                     42,900               930,501
 North Fork Bancorp                                  38,300             1,078,145
 Silicon Valley Bancshares /1/                       21,700             1,028,580
                                                                        3,037,226
COMMERCIAL SERVICE-FINANCE (2.60%)
 Equifax                                             71,020             2,389,823
 Moody's                                             42,090             3,457,273
                                                                        5,847,096
COMMERCIAL SERVICES (1.29%)
 Arbitron                                            33,300             1,409,256
 Corporate Executive Board                           22,600             1,485,498
                                                                        2,894,754
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER AIDED DESIGN (1.05%)
                                                                       $
 Autodesk                                            74,000             2,355,420
COMPUTER GRAPHICS (0.47%)
 Pixar /1/                                           23,000             1,052,020
COMPUTER SERVICES (2.37%)
 Affiliated Computer Services /1/                    34,190             1,629,837
 Cognizant Technology Solutions /1/                  65,500             2,751,655
 FactSet Research Systems                            34,150               948,004
                                                                        5,329,496
COMPUTERS (1.20%)
 Apple Computer /1/                                  74,800             2,697,288
COMPUTERS-MEMORY DEVICES (1.84%)
 SanDisk /1/                                         37,410               886,617
 Storage Technology /1/                              50,970             1,416,966
 Western Digital /1/                                144,500             1,833,705
                                                                        4,137,288
COMPUTERS-PERIPHERAL EQUIPMENT (1.12%)
 Lexmark International /1/                           36,260             2,518,257
CONSULTING SERVICES (0.54%)
 DiamondCluster International /1/                    96,900             1,206,405
CONSUMER PRODUCTS-MISCELLANEOUS (0.83%)
 Fortune Brands                                      22,110             1,870,064
COSMETICS & TOILETRIES (0.38%)
 International Flavors & Fragrances                  22,600               856,540
DATA PROCESSING & MANAGEMENT (1.39%)
 NAVTEQ /1/                                          31,300             1,139,946
 VERITAS Software /1/                                96,300             1,982,817
                                                                        3,122,763
DENTAL SUPPLIES & EQUIPMENT (0.48%)
 Dentsply International                              19,600             1,071,336
DIAGNOSTIC EQUIPMENT (0.47%)
 Immucor /1/                                         35,500             1,059,320
DISPOSABLE MEDICAL PRODUCTS (1.14%)
 C.R. Bard                                           36,000             2,562,120
DISTRIBUTION-WHOLESALE (0.56%)
 Ingram Micro /1/                                    76,270             1,270,658
DIVERSIFIED MANUFACTURING OPERATIONS (0.58%)
 ITT Industries                                      14,360             1,299,006
EDUCATIONAL SOFTWARE (0.41%)
 Blackboard /1/                                      51,200               928,768
ELECTRIC-INTEGRATED (0.28%)
 Constellation Energy Group                          12,100               635,976
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.30%)
 Altera /1/                                         121,050             2,509,366
 MEMC Electronics Materials /1/                     131,550             1,543,082
 Microchip Technology                                69,000             1,965,120
 National Semiconductor                             103,800             1,980,504
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                       $
 QLogic /1/                                          50,700             1,685,268
                                                                        9,683,340
ELECTRONIC CONNECTORS (0.58%)
 Amphenol                                            32,800             1,293,632
ELECTRONIC FORMS (1.76%)
 Adobe Systems                                       66,580             3,959,513
ENTERPRISE SOFTWARE & SERVICE (0.53%)
 Novell /1/                                         203,100             1,200,321
FIDUCIARY BANKS (0.65%)
 Investors Financial Services                        34,900             1,464,055
FILTRATION & SEPARATION PRODUCTS (0.59%)
 CLARCOR                                             26,120             1,321,933
FINANCE-AUTO LOANS (0.43%)
 AmeriCredit /1/                                     41,500               971,100
FINANCE-COMMERCIAL (0.63%)
 CIT Group                                           35,000             1,409,800
FINANCE-CONSUMER LOANS (0.28%)
 First Marblehead /1/                                16,300               628,039
FINANCE-INVESTMENT BANKER & BROKER (0.39%)
 Raymond James Financial                             32,700               881,919
FINANCE-OTHER SERVICES (0.39%)
 Chicago Mercantile Exchange                          4,450               870,064
FOOD-MEAT PRODUCTS (0.69%)
 Tyson Foods                                         91,800             1,550,502
FOOD-RETAIL (0.79%)
 Whole Foods Market                                  17,860             1,780,999
GARDEN PRODUCTS (0.55%)
 Toro                                                30,200             1,247,864
HOTELS & MOTELS (1.62%)
 Marriott International                              58,000             3,639,500
HUMAN RESOURCES (0.78%)
 Labor Ready /1/                                     51,700               862,873
 Manpower                                            23,300               898,215
                                                                        1,761,088
INDUSTRIAL AUTOMATION & ROBOTS (0.50%)
 Rockwell Automation                                 24,500             1,132,635
INSTRUMENTS-CONTROLS (0.78%)
 Thermo Electron /1/                                 70,400             1,758,592
INSTRUMENTS-SCIENTIFIC (1.29%)
 Applied Biosystems Group                            51,770             1,097,524
 Millipore /1/                                       19,860               957,649
 PerkinElmer                                         46,300               856,550
                                                                        2,911,723
INTERNET BROKERS (0.50%)
 Ameritrade Holding /1/                             107,600             1,127,648
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SECURITY (0.28%)
                                                                       $
 CheckFree /1/                                       17,070               626,128
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.92%)
 BlackRock                                           12,700               951,992
 National Financial Partners                         29,100             1,112,784
                                                                        2,064,776
MEDICAL INFORMATION SYSTEM (1.05%)
 IMS Health                                          98,800             2,369,224
MEDICAL INSTRUMENTS (0.95%)
 Biomet                                              55,100             2,131,819
MEDICAL LABORATORY & TESTING SERVICE (0.93%)
 Quest Diagnostics                                   19,740             2,088,492
MEDICAL PRODUCTS (1.05%)
 Haemonetics /1/                                     25,300             1,082,081
 Varian Medical Systems /1/                          38,260             1,290,892
                                                                        2,372,973
MEDICAL-BIOMEDICAL/GENE (2.37%)
 Charles River Laboratories International
  /1/                                                16,630               787,763
 Chiron /1/                                          11,600               396,140
 Genzyme /1/                                         36,600             2,145,126
 Invitrogen /1/                                      18,898             1,384,657
 LifeCell /1/                                        51,800               621,600
                                                                        5,335,286
MEDICAL-DRUGS (2.18%)
 Allergan                                            40,360             2,840,940
 Cephalon /1/                                        15,710               689,669
 Endo Pharmaceuticals Holdings /1/                   69,000             1,369,650
                                                                        4,900,259
MEDICAL-GENERIC DRUGS (0.56%)
 Barr Pharmaceuticals /1/                            24,300             1,260,198
MEDICAL-HMO (5.27%)
 Coventry Health Care /1/                            46,130             3,156,676
 Humana /1/                                          43,400             1,503,810
 Pacificare Health Systems /1/                       29,400             1,756,944
 WellCare Health Plans /1/                           37,900             1,118,050
 WellPoint /1/                                       33,800             4,317,950
                                                                       11,853,430
METAL-COPPER (0.74%)
 Phelps Dodge                                        19,300             1,656,905
MISCELLANEOUS INVESTING (0.47%)
 Regency Centers                                     20,300             1,068,795
MULTI-LINE INSURANCE (0.30%)
 American Financial Group                            21,700               674,653
MULTIMEDIA (0.74%)
 Gemstar-TV Guide International /1/                 176,000               677,600
 Meredith                                            21,140               993,580
                                                                        1,671,180
OIL & GAS DRILLING (0.51%)
 TODCO /1/                                           51,800             1,152,550
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (1.52%)
                                                                       $
 Cimarex Energy /1/                                  26,340               935,070
 Newfield Exploration /1/                            21,470             1,525,014
 Pogo Producing                                      21,200               954,212
                                                                        3,414,296
OIL FIELD MACHINERY & EQUIPMENT (1.25%)
 Grant Prideco /1/                                   72,100             1,599,178
 National-Oilwell Varco /1/                          30,800             1,223,992
                                                                        2,823,170
OIL REFINING & MARKETING (0.60%)
 Valero Energy                                       19,760             1,354,153
OIL-FIELD SERVICES (1.26%)
 Baker Hughes                                        30,600             1,350,072
 Cal Dive International /1/                          13,100               582,688
 Oceaneering International /1/                       27,800               912,118
                                                                        2,844,878
OPTICAL SUPPLIES (0.59%)
 Bausch & Lomb                                       17,600             1,320,000
PHARMACY SERVICES (1.35%)
 Caremark Rx /1/                                     27,870             1,116,194
 Express Scripts /1/                                 21,500             1,927,260
                                                                        3,043,454
POULTRY (1.09%)
 Gold Kist /1/                                       64,800             1,032,264
 Sanderson Farms                                     39,300             1,424,232
                                                                        2,456,496
PROPERTY & CASUALTY INSURANCE (0.66%)
 W.R. Berkley                                        45,950             1,493,375
RACETRACKS (0.89%)
 International Speedway                              22,500             1,197,000
 Penn National Gaming /1/                            25,700               809,550
                                                                        2,006,550
RADIO (0.48%)
 Cox Radio /1/                                       69,070             1,085,780
RECYCLING (0.42%)
 Metal Management                                    47,000               947,990
RETAIL-APPAREL & SHOE (3.84%)
 Abercrombie & Fitch                                 41,880             2,259,426
 Aeropostale /1/                                     27,800               776,454
 American Eagle Outfitters                           47,100             1,234,962
 Chico's FAS /1/                                     79,220             2,030,408
 Claire's Stores                                     69,080             1,507,326
 Pacific Sunwear of California /1/                   36,600               827,526
                                                                        8,636,102
RETAIL-AUTO PARTS (1.28%)
 Advance Auto Parts /1/                              20,500             1,093,675
 Autozone /1/                                        21,440             1,779,520
                                                                        2,873,195
RETAIL-AUTOMOBILE (0.40%)
 Copart /1/                                          41,000               888,880
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BEDDING (1.25%)
                                                                       $
 Bed Bath & Beyond /1/                               75,600             2,813,076
RETAIL-BOOKSTORE (0.57%)
 Barnes & Noble /1/                                  35,800             1,274,480
RETAIL-RESTAURANTS (2.44%)
 CBRL Group                                          31,960             1,231,419
 Sonic /1/                                           37,400             1,198,296
 Yum! Brands                                         65,200             3,061,792
                                                                        5,491,507
SAVINGS & LOANS-THRIFTS (0.38%)
 New York Community Bancorp                          47,800               846,060
SCHOOLS (0.73%)
 ITT Educational Services /1/                        35,500             1,632,290
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.34%)
 Linear Technology                                   84,500             3,020,030
SEMICONDUCTOR EQUIPMENT (1.23%)
 Lam Research /1/                                    64,700             1,659,555
 Varian Semiconductor Equipment Associates
  /1/                                                29,900             1,114,971
                                                                        2,774,526
STEEL PRODUCERS (0.64%)
 Nucor                                               28,100             1,435,910
TELECOMMUNICATION EQUIPMENT (1.34%)
 Adtran                                              26,600               551,418
 Harris                                              43,800             1,235,160
 Scientific-Atlanta                                  40,200             1,229,316
                                                                        3,015,894
TELECOMMUNICATION SERVICES (0.81%)
 Aspect Communications /1/                           81,620               694,586
 Avaya /1/                                          130,400             1,131,872
                                                                        1,826,458
THERAPEUTICS (0.37%)
 United Therapeutics /1/                             17,500               839,825
TOOLS-HAND HELD (1.14%)
 Black & Decker                                      30,760             2,572,459
TOYS (1.08%)
 Marvel Enterprises /1/                              53,050             1,039,780
 Mattel                                              77,530             1,399,417
                                                                        2,439,197
TRANSPORT-MARINE (0.58%)
 Overseas Shipholding Group                          23,100             1,303,533

                            SCHEDULE OF INVESTMENTS
                         PARTNERS MIDCAP GROWTH FUND I
                           APRIL 30, 2005 (UNAUDITED)


                                          Shares
                                           Held                    Value
 -------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (0.45%)

 J.B. Hunt Transport Services                     25,900          $  1,012,431
                                    TOTAL COMMON STOCKS            222,026,088
                                                                  ------------



                   TOTAL PORTFOLIO INVESTMENTS (98.67%)            222,026,088

CASH AND RECEIVABLES, NET OF LIABILITIES (1.33%)                     2,991,140
                             TOTAL NET ASSETS (100.00%)           $225,017,228

                                                                 --------------
 /1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 15,817,277
Unrealized Depreciation                        (9,426,049)
                                             ------------
Net Unrealized Appreciation (Depreciation)      6,391,228
Cost for federal income tax purposes         $215,634,860

                    INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                     Percentage of
                                                               Total Value
--------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                      $ 61,117,640                     27.53%
 Technology                          48,961,489                     22.05
 Consumer, Cyclical                  46,838,695                     21.09
 Industrial                          18,335,282                      8.26
 Financial                           16,537,510                      7.45
 Energy                              11,589,047                      5.22
 Communications                       9,863,935                      4.44
 Basic Materials                      8,146,514                      3.67
 Utilities                              635,976                      0.29
                TOTAL              $222,026,088                    100.00%
                                 ------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                         PARTNERS MIDCAP GROWTH FUND II
                           APRIL 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (98.10%)
ADVANCED MATERIALS & PRODUCTS (0.06%)
                                                                         $
 Hexcel /1/                                            12,800                 209,920
ADVERTISING SERVICES (0.45%)
 Getty Images /1/                                      23,600               1,688,580
APPLICATIONS SOFTWARE (0.82%)
 Parametric Technology /1/                            583,000               3,101,560
BROADCASTING SERVICES & PROGRAMMING (0.71%)
 Gray Television                                      203,500               2,676,025
BUILDING-RESIDENTIAL & COMMERCIAL (5.39%)
 DR Horton                                            170,500               5,200,250
 KB Home                                               78,160               4,455,120
 MDC Holdings                                          28,100               1,837,178
 NVR /1/                                                4,590               3,297,226
 Ryland Group                                          59,600               3,659,440
 Toll Brothers /1/                                     24,100               1,826,780
                                                                           20,275,994
CASINO HOTELS (3.38%)
 Boyd Gaming                                           58,400               3,082,352
 Caesars Entertainment /1/                             68,000               1,356,600
 Monarch Casino & Resort /1/                          205,000               3,690,000
 Station Casinos                                       71,000               4,581,630
                                                                           12,710,582
CASINO SERVICES (0.49%)
 International Game Technology                         69,100               1,858,099
CELLULAR TELECOMMUNICATIONS (0.96%)
 Nextel Partners /1/                                   90,100               2,119,152
 Western Wireless /1/                                  38,300               1,500,977
                                                                            3,620,129
CHEMICALS-SPECIALTY (0.42%)
 Terra Industries /1/                                 245,600               1,589,032
COMMERCIAL BANKS (0.89%)
 Synovus Financial                                    118,900               3,332,767
COMMERCIAL SERVICE-FINANCE (2.05%)
 Dun & Bradstreet /1/                                  89,300               5,575,892
 H&R Block                                             15,500                 772,055
 Moody's                                               16,400               1,347,096
                                                                            7,695,043
COMMERCIAL SERVICES (0.43%)
 CoStar Group /1/                                      40,600               1,605,730
COMPUTER AIDED DESIGN (1.47%)
 Autodesk                                             173,400               5,519,322
COMPUTER GRAPHICS (0.49%)
 Trident Microsystems /1/                             107,400               1,829,022
COMPUTER SERVICES (0.96%)
 Affiliated Computer Services /1/                       1,100                  52,437
 Cognizant Technology Solutions /1/                    33,800               1,419,938
 DST Systems /1/                                       46,800               2,124,720
                                                                            3,597,095
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS (2.44%)
                                                                         $
 Apple Computer /1/                                   254,500               9,177,270
COMPUTERS-INTEGRATED SYSTEMS (0.96%)
 Brocade Communications Systems /1/                   358,900               1,564,804
 NCR /1/                                               62,200               2,052,600
                                                                            3,617,404
COMPUTERS-MEMORY DEVICES (1.18%)
 Network Appliance /1/                                 27,700                 737,651
 Storage Technology /1/                               132,900               3,694,620
                                                                            4,432,271
COMPUTERS-PERIPHERAL EQUIPMENT (0.56%)
 Lexmark International /1/                             30,500               2,118,225
CONSUMER PRODUCTS-MISCELLANEOUS (1.01%)
 Spectrum Brands                                      103,900               3,786,116
COSMETICS & TOILETRIES (0.28%)
 Avon Products                                         25,900               1,038,072
DIAGNOSTIC KITS (0.02%)
 Dade Behring Holdings /1/                              1,400                  86,338
DISTRIBUTION-WHOLESALE (0.79%)
 Ingram Micro /1/                                     140,400               2,339,064
 Navarre /1/                                           79,600                 636,800
                                                                            2,975,864
DIVERSIFIED MANUFACTURING OPERATIONS (0.93%)
 Brink's                                               54,400               1,754,944
 EnPro Industries /1/                                  69,100               1,737,865
                                                                            3,492,809
E-SERVICES-CONSULTING (0.52%)
 Websense /1/                                          37,000               1,962,850
ELECTRIC-GENERATION (0.35%)
 AES /1/                                               81,700               1,313,736
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.97%)
 Altera /1/                                            84,300               1,747,539
 Microchip Technology                                  40,300               1,147,744
 Silicon Image /1/                                    409,800               4,126,686
 Silicon Laboratories /1/                              15,500                 393,700
                                                                            7,415,669
ELECTRONIC CONNECTORS (1.23%)
 Amphenol                                              28,300               1,116,152
 Thomas & Betts /1/                                   112,900               3,513,448
                                                                            4,629,600
ELECTRONIC FORMS (0.74%)
 Adobe Systems                                         46,800               2,783,196
ELECTRONICS-MILITARY (0.23%)
 L-3 Communications Holdings                           12,200                 865,834
ENGINES-INTERNAL COMBUSTION (1.08%)
 Cummins Engine                                        59,600               4,052,800
ENTERTAINMENT SOFTWARE (1.84%)
 Activision /1/                                       311,266               4,500,906
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERTAINMENT SOFTWARE (CONTINUED)
                                                                         $
 THQ /1/                                               96,100               2,423,642
                                                                            6,924,548
ENVIRONMENTAL MONITORING & DETECTION (0.38%)
 Mine Safety Appliances                                40,300               1,438,710
FIDUCIARY BANKS (0.46%)
 Northern Trust                                        38,300               1,724,649
FINANCE-CREDIT CARD (0.83%)
 Capital One Financial                                 44,200               3,133,338
FINANCE-INVESTMENT BANKER & BROKER (0.32%)
 Legg Mason                                            17,100               1,211,706
FINANCE-OTHER SERVICES (0.41%)
 Chicago Mercantile Exchange                            7,900               1,544,608
FINANCIAL GUARANTEE INSURANCE (1.96%)
 Ambac Financial Group                                 49,400               3,302,390
 MGIC Investment                                        7,500                 442,500
 Radian Group                                          82,000               3,643,260
                                                                            7,388,150
FOOD-MISCELLANEOUS/DIVERSIFIED (0.93%)
 Corn Products International                           64,600               1,422,492
 Kellogg                                               45,900               2,063,205
                                                                            3,485,697
FOOD-RETAIL (0.16%)
 Whole Foods Market                                     6,200                 618,264
FOOD-WHOLESALE & DISTRIBUTION (0.48%)
 Supervalu                                             57,100               1,802,076
FOOTWEAR & RELATED APPAREL (0.94%)
 Timberland /1/                                        51,200               3,535,360
HOTELS & MOTELS (0.27%)
 Marriott International                                16,400               1,029,100
HUMAN RESOURCES (0.94%)
 Korn/Ferry International /1/                         156,300               2,250,720
 Robert Half International                             51,900               1,288,158
                                                                            3,538,878
INDEPENDENT POWER PRODUCER (0.47%)
 Reliant Energy /1/                                   172,100               1,750,257
INDUSTRIAL AUTOMATION & ROBOTS (0.84%)
 Rockwell Automation                                   68,100               3,148,263
INSTRUMENTS-SCIENTIFIC (0.57%)
 Waters /1/                                            54,500               2,159,835
INTERNET BROKERS (0.44%)
 Ameritrade Holding /1/                               156,500               1,640,120
INTERNET CONTENT-INFORMATION & NEWS (0.14%)
 InfoSpace /1/                                         16,900                 523,731
INTERNET INFRASTRUCTURE SOFTWARE (1.35%)
 Akamai Technologies /1/                              429,000               5,066,490
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SECURITY (0.23%)
                                                                         $
 VeriSign /1/                                          32,200                 852,012
INVESTMENT COMPANIES (0.39%)
 American Capital Strategies                           45,900               1,467,882
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.95%)
 Franklin Resources                                    38,200               2,623,576
 T. Rowe Price Group                                   17,400                 959,958
                                                                            3,583,534
LINEN SUPPLY & RELATED ITEMS (0.21%)
 Cintas                                                20,300                 783,377
MACHINERY-CONSTRUCTION & MINING (0.40%)
 Terex /1/                                             40,300               1,506,414
MEDICAL INFORMATION SYSTEM (0.52%)
 IMS Health                                            81,600               1,956,768
MEDICAL INSTRUMENTS (0.83%)
 Biomet                                                24,400                 944,036
 St. Jude Medical /1/                                  55,700               2,173,971
                                                                            3,118,007
MEDICAL LABORATORY & TESTING SERVICE (1.01%)
 Laboratory Corp. of America Holdings /1/              42,500               2,103,750
 Quest Diagnostics                                     16,000               1,692,800
                                                                            3,796,550
MEDICAL-BIOMEDICAL/GENE (1.64%)
 Biogen Idec /1/                                      114,200               4,138,608
 Serologicals /1/                                      94,000               2,023,820
                                                                            6,162,428
MEDICAL-DRUGS (1.65%)
 Allergan                                              30,900               2,175,051
 First Horizon Pharmaceutical /1/                      88,700               1,606,357
 Medicis Pharmaceutical                                67,800               1,905,180
 Sepracor /1/                                           8,600                 515,312
                                                                            6,201,900
MEDICAL-GENERIC DRUGS (0.30%)
 Impax Laboratories /1/                                68,500               1,114,495
MEDICAL-HMO (5.22%)
 Aetna                                                 62,510               4,586,359
 Coventry Health Care /1/                              93,500               6,398,205
 Molina Healthcare /1/                                 22,000                 962,500
 Sierra Health Services /1/                            72,400               4,683,556
 WellPoint /1/                                         23,600               3,014,900
                                                                           19,645,520
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.55%)
 Gentiva Health Services /1/                          105,600               2,067,648
METAL PROCESSORS & FABRICATION (0.56%)
 Timken                                                85,400               2,121,336
METAL-COPPER (0.28%)
 Phelps Dodge                                          12,250               1,051,663
MISCELLANEOUS INVESTING (0.45%)
 Host Marriott                                         99,900               1,680,318
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MOTION PICTURES & SERVICES (0.40%)
                                                                         $
 Macrovision /1/                                       72,700               1,486,715
MOTORCYCLE & MOTOR SCOOTER (0.38%)
 Harley-Davidson                                       30,000               1,410,600
MULTI-LINE INSURANCE (1.12%)
 Cigna                                                 45,900               4,221,882
MULTIMEDIA (0.88%)
 McGraw-Hill                                           38,200               3,326,456
OFFICE AUTOMATION & EQUIPMENT (1.14%)
 Pitney Bowes                                          16,000                 715,520
 Xerox /1/                                            270,200               3,580,150
                                                                            4,295,670
OFFICE SUPPLIES & FORMS (0.13%)
 Avery Dennison                                         9,000                 471,150
OIL COMPANY-EXPLORATION & PRODUCTION (0.74%)
 Houston Exploration /1/                               54,500               2,776,230
OIL FIELD MACHINERY & EQUIPMENT (1.01%)
 Lone Star Technologies /1/                            97,900               3,812,226
OIL REFINING & MARKETING (3.12%)
 Sunoco                                                38,700               3,841,362
 Tesoro Petroleum /1/                                 107,800               4,089,932
 Valero Energy                                         55,400               3,796,562
                                                                           11,727,856
OIL-FIELD SERVICES (0.65%)
 Baker Hughes                                          55,000               2,426,600
OPTICAL SUPPLIES (0.78%)
 Bausch & Lomb                                         39,100               2,932,500
POULTRY (0.15%)
 Pilgrims Pride                                        15,400                 555,786
PUBLICLY TRADED INVESTMENT FUND (0.01%)
 iShares Russell Midcap Growth Index Fund                 400                  31,884
PUBLISHING-PERIODICALS (1.14%)
 Readers Digest Association                           253,300               4,306,100
RACETRACKS (1.24%)
 Penn National Gaming /1/                             148,500               4,677,750
RADIO (0.54%)
 XM Satellite Radio Holdings /1/                       72,700               2,016,698
REAL ESTATE MANAGEMENT & SERVICES (0.54%)
 Jones Lang LaSalle /1/                                54,500               2,043,750
RECYCLING (0.23%)
 Metal Management                                      42,800                 863,276
RESEARCH & DEVELOPMENT (0.94%)
 Pharmaceutical Product Development /1/                77,600               3,521,488
RESPIRATORY PRODUCTS (1.47%)
 ResMed /1/                                            60,300               3,744,630
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RESPIRATORY PRODUCTS (CONTINUED)
                                                                         $
 Respironics /1/                                       28,500               1,800,915
                                                                            5,545,545
RETAIL-APPAREL & SHOE (4.16%)
 Aeropostale /1/                                       93,200               2,603,076
 American Eagle Outfitters                            153,300               4,019,526
 Nordstrom                                             70,100               3,563,183
 Pacific Sunwear of California /1/                     85,900               1,942,199
 Urban Outfitters /1/                                  79,800               3,535,140
                                                                           15,663,124
RETAIL-AUTOMOBILE (0.58%)
 Copart /1/                                           100,900               2,187,512
RETAIL-BEDDING (0.62%)
 Bed Bath & Beyond /1/                                 62,700               2,333,067
RETAIL-DISCOUNT (0.69%)
 TJX                                                  113,800               2,577,570
RETAIL-MAJOR DEPARTMENT STORE (0.39%)
 J.C. Penney                                           31,100               1,474,451
RETAIL-REGIONAL DEPARTMENT STORE (0.66%)
 Federated Department Stores                           43,100               2,478,250
RETAIL-RESTAURANTS (0.20%)
 Yum! Brands                                           16,400                 770,144
SATELLITE TELECOM (0.00%)
 EchoStar Communications /1/                              300                   8,685
SCHOOLS (0.21%)
 ITT Educational Services /1/                          16,900                 777,062
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.67%)
 Analog Devices                                        53,900               1,838,529
 Linear Technology                                     34,300               1,225,882
 Marvell Technology Group /1/                          96,200               3,220,776
 SigmaTel /1/                                             200                   5,238
                                                                            6,290,425
SEMICONDUCTOR EQUIPMENT (2.23%)
 FormFactor /1/                                           150                   3,426
 Lam Research /1/                                     200,600               5,145,390
 Tessera Technologies /1/                             122,100               3,242,976
                                                                            8,391,792
STEEL PRODUCERS (1.69%)
 Carpenter Technology                                  64,400               3,561,320
 Nucor                                                 55,000               2,810,500
                                                                            6,371,820
TELECOMMUNICATION EQUIPMENT (1.15%)
 Comverse Technology /1/                               48,800               1,112,152
 Plantronics                                          101,900               3,208,831
                                                                            4,320,983
TELECOMMUNICATION SERVICES (0.40%)
 Commonwealth Telephone Enterprises /1/                32,400               1,505,304
TELEVISION (0.31%)
 Liberty                                               31,900               1,156,694
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (2.53%)
                                                                         $
 AtheroGenics /1/                                       1,300                  13,962
 Bone Care International /1/                           93,600               2,415,816
 Gilead Sciences /1/                                  119,400               4,429,740
 United Therapeutics /1/                               55,000               2,639,450
                                                                            9,498,968
TRANSPORT-RAIL (0.44%)
 Norfolk Southern                                      53,000               1,664,200
TRANSPORT-SERVICES (0.94%)
 Expeditors International of Washington                71,900               3,531,009
TRANSPORT-TRUCK (0.44%)
 Swift Transportation /1/                              77,600               1,655,208
                                         TOTAL COMMON STOCKS              368,937,016
                                                                         ------------

                        TOTAL PORTFOLIO INVESTMENTS (98.10%)              368,937,016
CASH AND RECEIVABLES, NET OF LIABILITIES (1.90%)                            7,154,234
                                  TOTAL NET ASSETS (100.00%)             $376,091,250
                                                                         --------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  3,498,064
Unrealized Depreciation                       (19,519,437)
                                             ------------
Net Unrealized Appreciation (Depreciation)    (16,021,373)
Cost for federal income tax purposes         $384,958,389


                    INVESTMENTS BY FUND TYPE (UNAUDITED)
 Sector                             Value                     Percentage of
                                                               Total Value
-----------------------------------------------------------------------------------
 Consumer, Cyclical                $ 79,920,359                     21.66%
 Consumer,
 Non-cyclical                        78,010,453                     21.15
 Technology                          77,026,129                     20.88
 Industrial                          35,125,330                      9.52
 Communications                      33,030,737                      8.95
 Financial                           32,972,704                      8.94
 Energy                              20,742,912                      5.62
 Basic Materials                      9,012,515                      2.44
 Utilities                            3,063,993                      0.83
 Funds                                   31,884                      0.01
                TOTAL              $368,937,016                    100.00%
                                 ------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                           PARTNERS MIDCAP VALUE FUND
                           APRIL 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                    Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (96.65%)
APPAREL MANUFACTURERS (3.36%)
                                                                           $
 Liz Claiborne                                          177,400               6,285,282
 VF                                                     146,300               8,279,117
                                                                             14,564,399
APPLIANCES (2.39%)
 Whirlpool                                              166,700              10,345,402
ATHLETIC FOOTWEAR (1.99%)
 Reebok International                                   211,900               8,605,259
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (4.59%)
 BorgWarner                                             233,100              10,657,332
 Lear                                                   271,400               9,197,746
                                                                             19,855,078
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.90%)
 Masco                                                  261,500               8,234,635
COMMERCIAL BANKS (7.67%)
 Commerce Bancorp.                                      302,600               8,469,774
 First Horizon National                                 255,700              10,619,221
 North Fork Bancorp                                     390,430              10,990,604
 TCF Financial                                          123,000               3,110,670
                                                                             33,190,269
COMPUTERS-MEMORY DEVICES (2.97%)
 Western Digital /1/                                  1,012,200              12,844,818
DIVERSIFIED MANUFACTURING OPERATIONS (2.27%)
 SPX                                                    253,600               9,811,784
ENGINES-INTERNAL COMBUSTION (1.70%)
 Briggs & Stratton                                      227,100               7,351,227
ENTERPRISE SOFTWARE & SERVICE (2.32%)
 Computer Associates International                      373,700              10,052,530
FINANCE-COMMERCIAL (2.65%)
 CIT Group                                              284,300              11,451,604
FINANCE-INVESTMENT BANKER & BROKER (2.33%)
 Bear Stearns                                           106,500              10,081,290
FINANCIAL GUARANTEE INSURANCE (7.07%)
 Ambac Financial Group                                  170,600              11,404,610
 PMI Group                                              265,700               9,342,012
 Radian Group                                           221,400               9,836,802
                                                                             30,583,424
FOOD-WHOLESALE & DISTRIBUTION (1.30%)
 Fresh Del Monte Produce                                194,800               5,629,720
FOOTWEAR & RELATED APPAREL (0.48%)
 Timberland /1/                                          30,000               2,071,500
HUMAN RESOURCES (2.40%)
 Manpower                                               269,400              10,385,370
INSTRUMENTS-CONTROLS (2.05%)
 Johnson Controls                                       161,600               8,866,992
INTERNET FINANCIAL SERVICES (2.68%)
 IndyMac Bancorp                                        301,200              11,590,176
                                              Shares

                                              Held                    Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.15%)
                                                                           $
 Waddell & Reed Financial                               285,800               4,975,778
LIFE & HEALTH INSURANCE (0.52%)
 Jefferson-Pilot                                         44,800               2,249,408
MACHINERY-GENERAL INDUSTRY (1.57%)
 Ingersoll-Rand                                          88,300               6,787,621
MEDICAL-HMO (4.92%)
 Coventry Health Care /1/                               186,100              12,734,823
 WellChoice /1/                                           7,800                 438,360
 WellPoint /1/                                           63,600               8,124,900
                                                                             21,298,083
MEDICAL-HOSPITALS (0.37%)
 Health Management Associates                            64,400               1,592,612
MULTI-LINE INSURANCE (1.84%)
 PartnerRe                                              136,500               7,955,220
OIL COMPANY-EXPLORATION & PRODUCTION (2.85%)
 XTO Energy                                             408,854              12,335,125
OIL REFINING & MARKETING (1.92%)
 Sunoco                                                  83,800               8,317,988
PHARMACY SERVICES (2.70%)
 Omnicare                                               337,600              11,704,592
PROPERTY & CASUALTY INSURANCE (1.51%)
 Arch Capital Group /1/                                 163,100               6,522,369
REINSURANCE (3.30%)
 Endurance Specialty Holdings                            98,200               3,554,840
 RenaissanceRe Holdings                                 239,800              10,735,846
                                                                             14,290,686
RENTAL-AUTO & EQUIPMENT (2.01%)
 Rent-A-Center /1/                                      361,700               8,695,268
RETAIL-APPAREL & SHOE (1.89%)
 Foot Locker                                            306,400               8,168,624
RETAIL-AUTO PARTS (4.54%)
 Advance Auto Parts /1/                                 163,400               8,717,390
 Autozone /1/                                           132,000              10,956,000
                                                                             19,673,390
RETAIL-AUTOMOBILE (0.56%)
 AutoNation /1/                                         132,100               2,413,467
RETAIL-DISCOUNT (2.03%)
 Dollar Tree Stores /1/                                 359,500               8,804,155
RETAIL-HOME FURNISHINGS (1.88%)
 Pier 1 Imports                                         560,800               8,142,816
RETAIL-RESTAURANTS (2.59%)
 Darden Restaurants                                     139,900               4,197,000
 Ruby Tuesday                                           312,500               7,031,250
                                                                             11,228,250
SAVINGS & LOANS-THRIFTS (1.62%)
 Astoria Financial                                      264,250               7,005,268
                                              Shares

                                              Held                    Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TEXTILE-HOME FURNISHINGS (1.46%)
                                                                           $
 Mohawk Industries /1/                                   81,200               6,318,172
TOOLS-HAND HELD (1.65%)
 Black & Decker                                          85,500               7,150,365
VITAMINS & NUTRITION PRODUCTS (1.65%)
 NBTY /1/                                               335,200               7,146,464
                                           TOTAL COMMON STOCKS              418,291,198
                                                                           ------------

                          TOTAL PORTFOLIO INVESTMENTS (96.65%)              418,291,198
CASH AND RECEIVABLES, NET OF LIABILITIES (3.35%)                             14,490,941
                                    TOTAL NET ASSETS (100.00%)             $432,782,139
                                                                           --------------

                            SCHEDULE OF INVESTMENTS
                           PARTNERS MIDCAP VALUE FUND
                           APRIL 30, 2005 (UNAUDITED)


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 36,832,050
Unrealized Depreciation                       (25,913,415)
                                             ------------
Net Unrealized Appreciation (Depreciation)     10,918,635
Cost for federal income tax purposes         $407,372,563

                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                     Percentage of
                                                               Total Value
--------------------------------------------------------------------------------
 Financial                         $139,895,492                     33.44%
 Consumer, Cyclical                 129,057,504                     30.85
 Consumer,
 Non-cyclical                        66,452,109                     15.89
 Industrial                          39,335,632                      9.40
 Technology                          22,897,348                      5.48
 Energy                              20,653,113                      4.94
                TOTAL              $418,291,198                    100.00%
                                 ------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS MIDCAP VALUE FUND I
                           APRIL 30, 2005 (UNAUDITED)

                                       Shares
                                        Held                         Value
--------------------------------------------------------------------------------
COMMON STOCKS (97.53%)
ADVERTISING SALES (1.30%)
                                                                   $
 Lamar Advertising /1/                          141,513             5,289,756
AEROSPACE & DEFENSE (1.70%)
 Rockwell Collins                               150,551             6,907,280
AEROSPACE & DEFENSE EQUIPMENT (0.74%)
 Alliant Techsystems /1/                         43,210             2,989,268
AGRICULTURAL CHEMICALS (1.62%)
 Agrium                                         370,118             6,588,100
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.41%)
 Autoliv                                         78,317             3,465,527
 Lear                                            66,943             2,268,699
                                                                    5,734,226
BEVERAGES-NON-ALCOHOLIC (0.47%)
 Pepsi Bottling Group                            66,835             1,916,159
BUILDING PRODUCTS-AIR & HEATING (1.49%)
 American Standard                              135,537             6,059,859
BUILDING-RESIDENTIAL & COMMERCIAL (2.06%)
 Lennar                                         162,775             8,378,029
CASINO HOTELS (1.02%)
 Harrah's Entertainment                          62,909             4,128,089
CHEMICALS-DIVERSIFIED (1.46%)
 Rohm & Haas                                    136,286             5,950,247
COAL (1.00%)
 Peabody Energy                                  93,299             4,083,697
COMMERCIAL BANKS (5.62%)
 Commerce Bancshares                             58,830             2,835,018
 FirstMerit                                     232,439             5,701,728
 M&T Bank                                        76,160             7,878,752
 Zions Bancorp                                   91,499             6,407,675
                                                                   22,823,173
CONSULTING SERVICES (0.80%)
 BearingPoint /1/                               527,345             3,264,266
CONSUMER PRODUCTS-MISCELLANEOUS (1.80%)
 Clorox                                         115,675             7,322,228
CONTAINERS-PAPER & PLASTIC (1.13%)
 Packaging Corp. of America                     205,714             4,605,936
DISTRIBUTION-WHOLESALE (2.44%)
 CDW                                             85,163             4,657,564
 Tech Data /1/                                  143,875             5,255,754
                                                                    9,913,318
DIVERSIFIED MANUFACTURING OPERATIONS (1.42%)
 Carlisle                                        41,554             2,984,408
 Cooper Industries                               43,550             2,772,393
                                                                    5,756,801
E-COMMERCE-SERVICES (0.60%)
 WebMD /1/                                      258,031             2,451,295
ELECTRIC-INTEGRATED (9.36%)
 Cinergy                                         53,040             2,100,384
                                        Shares

                                        Held                         Value

------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                   $
 Edison International                            69,562             2,525,101
 Entergy                                         70,528             5,169,702
 FirstEnergy                                    120,406             5,240,069
 PG&E                                           213,830             7,424,178
 Pinnacle West Capital                           33,798             1,416,136
 PPL                                            208,841            11,331,713
 Wisconsin Energy                                80,683             2,844,882
                                                                   38,052,165
ELECTRONIC CONNECTORS (0.82%)
 Amphenol                                        83,967             3,311,658
ENTERTAINMENT SOFTWARE (1.59%)
 Activision /1/                                 445,949             6,448,423
FIDUCIARY BANKS (1.03%)
 Northern Trust                                  93,125             4,193,419
FINANCE-COMMERCIAL (1.41%)
 CIT Group                                      142,441             5,737,523
FINANCE-INVESTMENT BANKER & BROKER (1.00%)
 Bear Stearns                                    42,894             4,060,346
FINANCIAL GUARANTEE INSURANCE (1.93%)
 Ambac Financial Group                           77,443             5,177,064
 PMI Group                                       75,979             2,671,422
                                                                    7,848,486
FOOD-FLOUR & GRAIN (0.76%)
 Archer Daniels Midland                         171,072             3,077,585
FOOD-MEAT PRODUCTS (0.74%)
 Smithfield Foods /1/                            99,608             3,014,138
FORESTRY (1.18%)
 Plum Creek Timber                              138,475             4,782,927
GAS-DISTRIBUTION (2.08%)
 AGL Resources                                  243,738             8,433,335
GOLF (0.58%)
 Callaway Golf                                  217,219             2,341,621
HOME DECORATION PRODUCTS (0.77%)
 Newell Rubbermaid                              143,160             3,110,867
HOTELS & MOTELS (0.88%)
 Hilton Hotels                                  163,128             3,561,084
INSURANCE BROKERS (1.01%)
 Willis Group Holdings                          122,710             4,104,650
INVESTMENT COMPANIES (0.86%)
 American Capital Strategies                    108,922             3,483,326
LIFE & HEALTH INSURANCE (1.24%)
 Torchmark                                       94,283             5,037,541
MACHINERY-PRINT TRADE (0.14%)
 Zebra Technologies /1/                          12,320               588,403
MEDICAL-BIOMEDICAL/GENE (1.00%)
 Charles River Laboratories
  International /1/                              85,727             4,060,888
                                        Shares

                                        Held                         Value

------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (1.34%)
 Medimmune /1/                                  213,936             5,427,556
MEDICAL-GENERIC DRUGS (1.28%)
                                                                   $
 IVAX /1/                                       113,875             2,152,238
                                                                   $
 Watson Pharmaceutical /1/                      102,014             3,060,420
                                                                    5,212,658
MEDICAL-HMO (1.99%)
 Health Net /1/                                 238,035             8,100,331
MISCELLANEOUS INVESTING (6.12%)
 Apartment Investment & Management              162,918             6,210,434
 Developers Diversified Realty                  127,615             5,415,981
 iStar Financial                                241,810             9,633,710
 Prentiss Properties Trust                      109,171             3,626,661
                                                                   24,886,786
MULTI-LINE INSURANCE (1.31%)
 PartnerRe                                       91,030             5,305,228
NON-HAZARDOUS WASTE DISPOSAL (1.11%)
 Republic Services                              130,342             4,509,833
OIL & GAS DRILLING (2.23%)
 Patterson-UTI Energy                           378,438             9,071,159
OIL COMPANY-EXPLORATION & PRODUCTION (5.48%)
 EOG Resources                                  329,758            15,679,993
 Patina Oil & Gas                                94,263             3,619,699
 Range Resources                                130,320             2,951,748
                                                                   22,251,440
OIL-FIELD SERVICES (0.94%)
 BJ Services                                     78,632             3,833,310
PIPELINES (3.17%)
 Western Gas Resources                          156,698             5,235,280
 Williams                                       448,755             7,637,810
                                                                   12,873,090
PUBLISHING-NEWSPAPERS (1.42%)
 Dow Jones                                      172,403             5,765,156
RADIO (0.22%)
 Emmis Communications /1/                        59,086               911,697
REGIONAL BANKS (0.99%)
 KeyCorp                                        120,878             4,008,314
REINSURANCE (2.78%)
 Everest Re Group                                72,981             5,999,038
 RenaissanceRe Holdings                         118,126             5,288,501
                                                                   11,287,539
RETAIL-APPAREL & SHOE (1.30%)
 Ross Stores                                    106,311             2,840,630
 Talbots                                         96,294             2,460,312
                                                                    5,300,942
RETAIL-MAJOR DEPARTMENT STORE (1.58%)
 J.C. Penney                                    135,277             6,413,483
RETAIL-REGIONAL DEPARTMENT STORE (1.63%)
 Federated Department Stores                    115,017             6,613,478
                                        Shares

                                        Held                         Value

------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (0.22%)
                                                                   $
 Yum! Brands                                     19,391               910,601
SEMICONDUCTOR EQUIPMENT (0.43%)
 Tessera Technologies /1/                        66,069             1,754,793
STEEL PRODUCERS (0.72%)
 Nucor                                           57,324             2,929,256
TELECOMMUNICATION EQUIPMENT (0.45%)
 Ditech Communications /1/                      160,610             1,816,499
TEXTILE-HOME FURNISHINGS (1.36%)
 Mohawk Industries /1/                           70,905             5,517,118
TOBACCO (0.86%)
 Reynolds American                               44,562             3,474,499
TOOLS-HAND HELD (0.72%)
 Stanley Works                                   68,101             2,930,386
TRANSPORT-MARINE (0.80%)
 Teekay Shipping                                 77,431             3,247,456

                            SCHEDULE OF INVESTMENTS
                          PARTNERS MIDCAP VALUE FUND I
                           APRIL 30, 2005 (UNAUDITED)


                                          Shares
                                          Held                      Value
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (0.62%)

 Yellow Roadway /1/                               51,757            $  2,536,093
                                    TOTAL COMMON STOCKS              396,298,813
                                                                    ------------



                   TOTAL PORTFOLIO INVESTMENTS (97.53%)              396,298,813

CASH AND RECEIVABLES, NET OF LIABILITIES (2.47%)                      10,025,029
                             TOTAL NET ASSETS (100.00%)             $406,323,842

                                                                   -------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 43,787,226
Unrealized Depreciation                       (13,598,290)
                                             ------------
Net Unrealized Appreciation (Depreciation)     30,188,936
Cost for federal income tax purposes         $366,109,877

                    INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                     Percentage of
                                                               Total Value
--------------------------------------------------------------------------------
 Financial                         $102,776,331                     25.93%
 Consumer, Cyclical                  61,922,855                     15.63
 Energy                              52,112,696                     13.15
 Utilities                           46,485,500                     11.73
 Consumer,
 Non-cyclical                        44,870,308                     11.32
 Industrial                          43,442,975                     10.96
 Basic Materials                     20,250,530                      5.11
 Communications                      16,234,403                      4.10
 Technology                           8,203,215                      2.07
                Total              $396,298,813                    100.00%
                                 ------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS SMALLCAP BLEND FUND
                           APRIL 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (97.49%)
ADVANCED MATERIALS & PRODUCTS (0.22%)
                                                                         $
 Ceradyne /1/                                          21,200                 421,032
AEROSPACE & DEFENSE (0.44%)
 Teledyne Technologies /1/                             27,500                 836,550
AEROSPACE & DEFENSE EQUIPMENT (0.29%)
 Curtiss-Wright                                        10,100                 547,420
AIRLINES (0.35%)
 Skywest                                               37,400                 676,192
APPLICATIONS SOFTWARE (1.16%)
 MRO Software /1/                                      48,000                 613,920
 Progress Software /1/                                 29,500                 787,060
 SS&C Technologies                                     32,000                 813,120
                                                                            2,214,100
ATHLETIC FOOTWEAR (0.55%)
 K-Swiss                                               35,000               1,050,000
AUDIO & VIDEO PRODUCTS (0.46%)
 Polycom /1/                                           58,000                 885,080
AUTO-TRUCK TRAILERS (0.52%)
 Wabash National                                       39,300               1,002,150
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.27%)
 American Axle & Manufacturing Holdings                26,000                 518,960
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.57%)
 USG /1/                                               25,800               1,083,342
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.21%)
 Eagle Materials                                       11,600                 872,900
 Florida Rock Industries                               15,500                 900,240
 Texas Industries                                      11,600                 535,688
                                                                            2,308,828
BUILDING-MAINTENANCE & SERVICE (0.79%)
 Healthcare Services Group                             60,000               1,515,000
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.24%)
 Winnebago Industries                                  16,000                 466,240
BUILDING-RESIDENTIAL & COMMERCIAL (2.61%)
 Beazer Homes                                          17,000                 775,200
 MDC Holdings                                          18,300               1,196,454
 NVR /1/                                                2,800               2,011,380
 Standard-Pacific                                      14,000               1,002,540
                                                                            4,985,574
CHEMICALS-DIVERSIFIED (0.75%)
 Georgia Gulf                                          24,000                 885,840
 Olin                                                  31,400                 557,036
                                                                            1,442,876
CHEMICALS-PLASTICS (0.15%)
 PolyOne /1/                                           37,000                 285,640
CHEMICALS-SPECIALTY (1.67%)
 Arch Chemicals                                        37,000                 953,860
 H.B. Fuller                                           25,500                 773,160
 OM Group /1/                                          34,000                 745,960
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                         $
 Terra Industries /1/                                 112,000                 724,640
                                                                            3,197,620
COAL (0.56%)
 Massey Energy                                         29,900               1,079,689
COMMERCIAL BANKS (5.86%)
 Columbia Banking Systems                              33,200                 779,204
 East-West Bancorp                                     25,400                 815,848
 Fremont General                                       78,000               1,691,820
 Hudson United Bancorp                                 25,000                 856,500
 Integra Bank                                          20,000                 408,000
 Irwin Financial                                       42,500                 852,975
 PrivateBancorp                                        26,000                 812,500
 Provident Bankshares                                  20,500                 600,240
 South Financial Group                                 28,300                 746,837
 Susquehanna Bancshares                                28,500                 599,355
 TrustCo Bank                                          72,500                 798,225
 UCBH Holdings                                         43,200                 679,536
 Umpqua Holdings                                       29,000                 644,380
 United Bankshares                                     29,700                 909,414
                                                                           11,194,834
COMMERCIAL SERVICE-FINANCE (0.25%)
 iPayment /1/                                          13,300                 483,987
COMMUNICATIONS SOFTWARE (0.77%)
 Avid Technology /1/                                   14,400                 712,944
 Captaris /1/                                          58,000                 212,280
 Digi International /1/                                50,500                 537,825
                                                                            1,463,049
COMPUTER AIDED DESIGN (0.28%)
 ANSYS /1/                                             17,300                 526,612
COMPUTER SERVICES (0.83%)
 FactSet Research Systems                              27,450                 762,012
 Perot Systems /1/                                     66,000                 833,580
                                                                            1,595,592
COMPUTERS-INTEGRATED SYSTEMS (1.34%)
 Agilysys                                              61,000                 806,420
 Brooktrout /1/                                        41,000                 403,440
 Micros Systems /1/                                    18,200                 721,630
 MTS Systems                                           22,000                 637,120
                                                                            2,568,610
CONSULTING SERVICES (1.17%)
 Maximus /1/                                           34,000               1,043,800
 Watson Wyatt                                          45,500               1,201,200
                                                                            2,245,000
CONSUMER PRODUCTS-MISCELLANEOUS (0.38%)
 Scotts /1/                                            10,000                 724,000
DATA PROCESSING & MANAGEMENT (0.78%)
 eFunds /1/                                            49,400               1,079,884
 FileNet /1/                                           15,200                 402,800
                                                                            1,482,684
DECISION SUPPORT SOFTWARE (0.17%)
 SPSS /1/                                              20,500                 329,845
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DENTAL SUPPLIES & EQUIPMENT (0.35%)
                                                                         $
 Sybron Dental Specialties /1/                         18,000                 670,500
DIAGNOSTIC KITS (1.31%)
 Diagnostic Products                                   20,600                 999,100
 IDEXX Laboratories /1/                                26,500               1,503,610
                                                                            2,502,710
DIALYSIS CENTERS (0.35%)
 Renal Care Group /1/                                  17,500                 667,625
DIRECT MARKETING (0.34%)
 ADVO                                                  22,500                 648,225
DISPOSABLE MEDICAL PRODUCTS (0.39%)
 Merit Medical Systems /1/                             58,500                 740,025
DISTRIBUTION-WHOLESALE (1.01%)
 Hughes Supply                                         27,000                 704,700
 Watsco                                                28,100               1,219,259
                                                                            1,923,959
DIVERSIFIED MANUFACTURING OPERATIONS (0.62%)
 Barnes Group                                          17,000                 488,750
 Tredegar                                              42,500                 691,050
                                                                            1,179,800
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.81%)
 Chemed                                                13,800                 977,592
 Volt Information Sciences /1/                         29,000                 573,620
                                                                            1,551,212
E-SERVICES-CONSULTING (0.43%)
 Digital Insight /1/                                   41,300                 828,891
ELECTRIC-INTEGRATED (1.36%)
 Avista                                                32,000                 537,280
 Central Vermont Public Service                        28,100                 593,191
 CH Energy Group                                       13,300                 567,245
 Cleco                                                 44,000                 898,480
                                                                            2,596,196
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.47%)
 Benchmark Electronics /1/                             33,000                 892,320
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.85%)
 Applied Micro Circuits /1/                           192,000                 512,640
 OmniVision Technologies /1/                           40,500                 567,000
 Skyworks Solutions /1/                               104,000                 544,960
                                                                            1,624,600
ELECTRONIC MEASUREMENT INSTRUMENTS (0.54%)
 Flir Systems /1/                                      39,000               1,037,400
ELECTRONICS-MILITARY (0.91%)
 Engineered Support Systems                            49,400               1,744,808
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.64%)
 URS /1/                                               40,000               1,230,000
ENGINES-INTERNAL COMBUSTION (0.60%)
 Cummins Engine                                        17,000               1,156,000
ENTERPRISE SOFTWARE & SERVICE (0.76%)
 Hyperion Solutions /1/                                14,700                 597,849
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (CONTINUED)
                                                                         $
 JDA Software Group /1/                                26,700                 273,408
 Novell /1/                                           100,000                 591,000
                                                                            1,462,257
FILTRATION & SEPARATION PRODUCTS (0.71%)
 CLARCOR                                               26,800               1,356,348
FINANCE-OTHER SERVICES (0.48%)
 Asset Acceptance Capital /1/                          44,500                 910,025
FOOD-BAKING (0.50%)
 Flowers Foods                                         33,000                 951,720
FOOD-MISCELLANEOUS/DIVERSIFIED (0.80%)
 Chiquita Brands International                         26,200                 656,310
 Lance                                                 53,000                 873,440
                                                                            1,529,750
FOOD-WHOLESALE & DISTRIBUTION (0.37%)
 Nash Finch                                            20,000                 707,400
FOOTWEAR & RELATED APPAREL (0.79%)
 Deckers Outdoor /1/                                   20,200                 425,614
 Wolverine World Wide                                  53,000               1,075,370
                                                                            1,500,984
GARDEN PRODUCTS (0.37%)
 Toro                                                  17,000                 702,440
GAS-DISTRIBUTION (4.29%)
 Atmos Energy                                          63,000               1,656,900
 Energen                                               18,600               1,152,270
 New Jersey Resources                                  27,000               1,170,720
 Northwest Natural                                     23,000                 816,500
 Piedmont Natural Gas                                  43,300                 993,735
 Southwestern Energy /1/                               14,900                 875,375
 UGI                                                   30,700               1,542,061
                                                                            8,207,561
HOME FURNISHINGS (0.82%)
 Bassett Furniture Industries                          29,700                 583,308
 Tempur-Pedic International /1/                        51,400                 981,226
                                                                            1,564,534
HOSPITAL BEDS & EQUIPMENT (0.39%)
 Invacare                                              18,000                 737,280
HUMAN RESOURCES (0.94%)
 Heidrick & Struggles International /1/                25,500                 659,430
 Labor Ready /1/                                       68,000               1,134,920
                                                                            1,794,350
IDENTIFICATION SYSTEM-DEVELOPMENT (0.37%)
 Checkpoint Systems /1/                                45,000                 712,350
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.24%)
 Sonic Solutions /1/                                   30,700                 450,983
INDUSTRIAL AUTOMATION & ROBOTS (0.21%)
 Cognex                                                18,300                 399,672
INDUSTRIAL GASES (0.29%)
 Airgas                                                25,000                 548,000
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET APPLICATION SOFTWARE (0.85%)
                                                                         $
 Interwoven /1/                                        89,000                 687,080
 WebEx Communications /1/                              42,800                 933,896
                                                                            1,620,976
INTERNET TELEPHONY (0.34%)
 j2 Global Communications /1/                          18,200                 650,104
LASERS-SYSTEMS & COMPONENTS (0.94%)
 Cymer /1/                                             22,600                 560,254
 Electro Scientific Industries /1/                     41,800                 690,954
 ROFIN-SINAR Technologies /1/                          18,200                 537,264
                                                                            1,788,472
LEISURE & RECREATION PRODUCTS (0.23%)
 K2 /1/                                                35,000                 445,200
LIFE & HEALTH INSURANCE (1.46%)
 AmerUs Group                                          24,000               1,128,240
 Delphi Financial Group                                13,400                 556,368
 Phoenix                                               35,000                 396,550
 Presidential Life                                     49,000                 710,990
                                                                            2,792,148
MACHINERY-GENERAL INDUSTRY (0.69%)
 Kadant /1/                                            42,200                 725,840
 Wabtec                                                29,800                 596,000
                                                                            1,321,840
MEDICAL INSTRUMENTS (1.44%)
 ArthroCare /1/                                        37,000               1,087,060
 Conmed /1/                                            36,300               1,078,836
 dj Orthopedics /1/                                    23,500                 591,025
                                                                            2,756,921
MEDICAL PRODUCTS (1.58%)
 Cooper                                                20,000               1,351,000
 Haemonetics /1/                                       29,300               1,253,161
 PolyMedica                                            13,600                 421,464
                                                                            3,025,625
MEDICAL-BIOMEDICAL/GENE (0.31%)
 Integra LifeSciences Holdings /1/                     16,500                 584,595
MEDICAL-DRUGS (0.53%)
 Medicis Pharmaceutical                                36,200               1,017,220
MEDICAL-HMO (1.14%)
 AMERIGROUP /1/                                        28,100                 986,872
 Sierra Health Services /1/                            18,500               1,196,765
                                                                            2,183,637
MEDICAL-HOSPITALS (0.29%)
 Symbion /1/                                           26,500                 563,920
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.05%)
 Amedisys /1/                                          43,500               1,305,435
 Gentiva Health Services /1/                           36,200                 708,796
                                                                            2,014,231
METAL PROCESSORS & FABRICATION (1.58%)
 Commercial Metals                                     43,000               1,096,930
 Mueller Industries                                    17,200                 445,480
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL PROCESSORS & FABRICATION (CONTINUED)
                                                                         $
 Timken                                                59,600               1,480,464
                                                                            3,022,874
METAL-ALUMINUM (0.29%)
 Century Aluminum /1/                                  23,500                 547,550
METAL-IRON (0.24%)
 Cleveland-Cliffs                                       8,000                 464,080
MISCELLANEOUS INVESTING (2.36%)
 Colonial Properties Trust                             23,300                 900,545
 Health Care                                           18,800                 629,800
 IMPAC Mortgage Holdings                               50,300                 921,496
 Meristar Hospitality /1/                              80,000                 548,000
 New Century Financial                                 33,200               1,508,940
                                                                            4,508,781
MISCELLANEOUS MANUFACTURERS (0.48%)
 AptarGroup                                            19,000                 916,370
NETWORKING PRODUCTS (0.31%)
 Black Box                                             18,500                 601,620
OFFICE SUPPLIES & FORMS (0.24%)
 John H. Harland                                       12,700                 457,200
OIL & GAS (0.31%)
 Spinnaker Exploration /1/                             18,500                 592,185
OIL COMPANY-EXPLORATION & PRODUCTION (2.98%)
 Cimarex Energy /1/                                    35,000               1,242,500
 Petroleum Development /1/                             22,700                 581,120
 Pogo Producing                                        19,600                 882,196
 Remington Oil & Gas /1/                               49,500               1,443,915
 St. Mary Land & Exploration                           41,000                 889,700
 Unit /1/                                              17,200                 659,792
                                                                            5,699,223
OIL FIELD MACHINERY & EQUIPMENT (0.45%)
 Dril-Quip /1/                                         29,600                 862,840
OIL REFINING & MARKETING (0.69%)
 Tesoro Petroleum /1/                                  35,000               1,327,900
OIL-FIELD SERVICES (1.66%)
 Cal Dive International /1/                            24,000               1,067,520
 Oceaneering International /1/                         35,500               1,164,755
 Tetra Technologies /1/                                34,500                 932,535
                                                                            3,164,810
OPTICAL SUPPLIES (0.52%)
 Advanced Medical Optics /1/                           26,700                 987,366
PAPER & RELATED PRODUCTS (0.54%)
 Wausau-Mosinee Paper                                  77,500               1,028,425
PHYSICAL THERAPY & REHABILITATION CENTERS (0.33%)
 RehabCare Group /1/                                   20,800                 624,416
PHYSICIAN PRACTICE MANAGEMENT (0.65%)
 Pediatrix Medical Group /1/                           18,200               1,239,238
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PLATINUM (0.10%)
 Stillwater Mining /1/                                 27,500            $    200,750
POULTRY (0.59%)
 Pilgrims Pride                                        31,000               1,118,790
PROPERTY & CASUALTY INSURANCE (1.24%)
 LandAmerica Financial Group                           14,000                 694,400
 Ohio Casualty /1/                                     39,000                 914,550
 Selective Insurance Group                             17,200                 759,380
                                                                            2,368,330
PUBLISHING-BOOKS (0.37%)
 Thomas Nelson                                         29,300                 702,614
PUBLISHING-PERIODICALS (0.41%)
 Readers Digest Association                            46,000                 782,000
RECREATIONAL VEHICLES (0.89%)
 Arctic Cat                                            26,000                 615,680
 Polaris Industries                                    19,000               1,093,640
                                                                            1,709,320
RECYCLING (0.27%)
 Metal Management                                      25,600                 516,352
REINSURANCE (0.46%)
 Platinum Underwriters Holdings                        30,000                 888,000
RESEARCH & DEVELOPMENT (0.25%)
 SFBC International /1/                                15,400                 480,480
RESPIRATORY PRODUCTS (0.65%)
 Respironics /1/                                       19,800               1,251,162
RETAIL-APPAREL & SHOE (2.90%)
 Aeropostale /1/                                       23,400                 653,562
 Cato                                                  40,000               1,028,000
 Claire's Stores                                       33,500                 730,970
 Finish Line                                           27,400                 493,748
 Goody's Family Clothing                               50,000                 412,500
 Men's Wearhouse /1/                                   18,000                 742,860
 Pacific Sunwear of California /1/                     23,000                 520,030
 Too /1/                                               42,200                 971,022
                                                                            5,552,692
RETAIL-AUTOMOBILE (0.49%)
 Sonic Automotive                                      48,000                 944,160
RETAIL-CATALOG SHOPPING (0.52%)
 MSC Industrial Direct                                 36,700                 986,129
RETAIL-CONVENIENCE STORE (0.32%)
 Casey's General Stores                                36,200                 611,056
RETAIL-HOME FURNISHINGS (0.22%)
 Haverty Furniture                                     29,000                 416,150
RETAIL-JEWELRY (0.35%)
 Zale /1/                                              24,500                 662,235
RETAIL-PAWN SHOPS (0.22%)
 Cash America International                            27,700                 411,345
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (3.29%)
                                                                         $
 Jack in the Box /1/                                   35,600               1,301,536
 Landry's Seafood Restaurants                          30,000                 780,000
 Lone Star Steakhouse & Saloon                         26,000                 737,100
 RARE Hospitality International /1/                    22,500                 625,950
 Ruby Tuesday                                          39,400                 886,500
 Sonic /1/                                             27,400                 877,896
 Steak N Shake /1/                                     59,500               1,075,760
                                                                            6,284,742
RETAIL-SPORTING GOODS (0.46%)
 Hibbett Sporting Goods /1/                            32,500                 876,525
RETIREMENT & AGED CARE (0.45%)
 Sunrise Senior Living /1/                             16,900                 865,956
SAVINGS & LOANS-THRIFTS (3.36%)
 BankAtlantic Bancorp                                  45,000                 767,700
 BankUnited Financial                                  60,000               1,432,800
 Downey Financial                                      21,000               1,359,330
 FirstFed Financial /1/                                23,000               1,164,490
 KNBT Bancorp.                                         33,000                 453,090
 Provident Financial Services                          47,500                 807,025
 Sterling Financial /1/                                13,300                 434,777
                                                                            6,419,212
SCHOOLS (0.29%)
 Career Education /1/                                  17,400                 547,056
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.62%)
 Exar /1/                                              59,200                 751,248
 Standard Microsystems /1/                             30,900                 437,235
                                                                            1,188,483
SEMICONDUCTOR EQUIPMENT (1.09%)
 Axcelis Technologies /1/                             135,000                 838,350
 Helix Technology                                      56,000                 674,520
 Photronics /1/                                        36,300                 577,170
                                                                            2,090,040
STEEL PRODUCERS (0.71%)
 Carpenter Technology                                  17,800                 984,340
 Steel Technologies                                    19,500                 374,205
                                                                            1,358,545
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.21%)
 C-COR.net /1/                                         60,000                 396,600
TELECOMMUNICATION SERVICES (0.53%)
 Premiere Global Services /1/                          93,000               1,004,400
THERAPEUTICS (0.32%)
 MGI Pharma /1/                                        27,700                 610,785
TOYS (0.47%)
 Marvel Enterprises /1/                                46,000                 901,600
TRANSPORT-TRUCK (1.97%)
 Arkansas Best                                         21,100                 665,283
 Heartland Express                                     52,300                 969,642
 J.B. Hunt Transport Services                          14,500                 566,805
 Knight Transportation                                 28,800                 608,544
 Overnite                                              23,500                 704,530
                                              Shares

                                              Held                          Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (CONTINUED)
                                                                         $
 Yellow Roadway /1/                                     5,000                 245,000
                                                                            3,759,804
VITAMINS & NUTRITION PRODUCTS (0.38%)
 NBTY /1/                                              34,000                 724,880
WIRE & CABLE PRODUCTS (0.22%)
 Belden CDT                                            22,800                 418,152
WIRELESS EQUIPMENT (0.44%)
 Audiovox /1/                                          62,000                 846,920
                                         TOTAL COMMON STOCKS              186,365,463
                                                                         ------------

                        TOTAL PORTFOLIO INVESTMENTS (97.49%)              186,365,463
CASH AND RECEIVABLES, NET OF LIABILITIES (2.51%)                            4,799,334
                                  TOTAL NET ASSETS (100.00%)             $191,164,797
                                                                         --------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 12,662,281
Unrealized Depreciation                       (15,429,305)
                                             ------------
Net Unrealized Appreciation (Depreciation)     (2,767,024)
Cost for federal income tax purposes         $189,132,487

                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                     Percentage of
                                                               Total Value
--------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                      $ 38,616,897                     20.72%
 Consumer, Cyclical                  33,449,327                     17.95
 Financial                           29,081,330                     15.60
 Industrial                          27,100,717                     14.54
 Technology                          16,545,872                      8.88
 Energy                              13,602,022                      7.30
 Utilities                            9,928,382                      5.33
 Basic Materials                      9,073,486                      4.87
 Communications                       8,967,430                      4.81
                TOTAL              $186,365,463                    100.00%
                                 ------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP GROWTH FUND I
                           APRIL 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (97.07%)
ADVANCED MATERIALS & PRODUCTS (1.32%)
                                                                         $
 Hexcel /1/                                            74,300              1,218,520
AEROSPACE & DEFENSE EQUIPMENT (0.78%)
 United Defense Industries                              9,700                717,606
APPAREL MANUFACTURERS (1.03%)
 Carter's /1/                                          25,100                946,772
APPLICATIONS SOFTWARE (1.49%)
 Quest Software /1/                                   115,300              1,367,458
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.13%)
 Oshkosh Truck                                         13,800              1,037,070
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.94%)
 Commercial Vehicle Group /1/                          44,800                863,744
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.86%)
 Simpson Manufacturing                                 29,400                793,800
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.51%)
 Dycom Industries /1/                                  59,900              1,393,274
CELLULAR TELECOMMUNICATIONS (0.30%)
 Syniverse Holdings /1/                                22,700                274,670
CHEMICALS-DIVERSIFIED (0.99%)
 Georgia Gulf                                          24,800                915,368
CIRCUIT BOARDS (1.40%)
 TTM Technologies /1/                                 142,900              1,287,529
COMMERCIAL BANKS (0.79%)
 Community Bancorp /1/                                 19,600                470,792
 Oriental Financial Group                              18,510                258,215
                                                                             729,007
COMMERCIAL SERVICE-FINANCE (2.73%)
 Advance America Cash Advance Centers                  39,740                553,578
 Euronet Worldwide /1/                                 59,500              1,758,820
 TNS /1/                                               10,700                198,592
                                                                           2,510,990
COMMERCIAL SERVICES (1.28%)
 Alliance Data Systems /1/                             29,200              1,179,680
COMMUNICATIONS SOFTWARE (0.50%)
 InPhonic /1/                                          30,000                462,600
COMPUTER SERVICES (3.62%)
 Anteon International /1/                              38,700              1,617,660
 Kanbay International /1/                              45,300                814,494
 Ness Technologies /1/                                 83,700                895,590
                                                                           3,327,744
COMPUTERS-INTEGRATED SYSTEMS (1.66%)
 Kronos /1/                                             8,600                335,830
 Micros Systems /1/                                    30,100              1,193,465
                                                                           1,529,295
CONSULTING SERVICES (1.76%)
 Charles River Associates /1/                          14,100                738,840
 Huron Consulting Group /1/                            42,100                885,784
                                                                           1,624,624
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DECISION SUPPORT SOFTWARE (1.00%)
                                                                         $
 Wind River Systems /1/                                70,700                917,686
DIAGNOSTIC KITS (0.76%)
 OraSure Technologies /1/                              88,200                702,072
DISTRIBUTION-WHOLESALE (2.53%)
 Hughes Supply                                         41,000              1,070,100
 ScanSource /1/                                        27,300              1,262,625
                                                                           2,332,725
DIVERSIFIED MANUFACTURING OPERATIONS (1.04%)
 Actuant /1/                                           22,400                954,016
E-MARKETING-INFORMATION (1.61%)
 Digitas /1/                                          148,500              1,480,545
E-SERVICES-CONSULTING (2.07%)
 Niku /1/                                              53,100                836,856
 RightNow Technologies /1/                             34,000                303,280
 Sapient /1/                                          106,700                762,905
                                                                           1,903,041
ELECTRIC PRODUCTS-MISCELLANEOUS (0.33%)
 GrafTech International /1/                            80,400                306,324
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.98%)
 Microsemi /1/                                         69,600              1,177,632
 Semtech /1/                                           38,300                646,887
                                                                           1,824,519
ELECTRONIC CONNECTORS (1.08%)
 Amphenol                                              25,250                995,860
ELECTRONICS-MILITARY (0.89%)
 Engineered Support Systems                            23,250                821,190
ENTERTAINMENT SOFTWARE (1.20%)
 Activision /1/                                        76,432              1,105,207
FINANCE-INVESTMENT BANKER & BROKER (1.20%)
 Greenhill                                             17,400                548,100
 optionsXpress Holdings /1/                            42,400                552,896
                                                                           1,100,996
FINANCE-OTHER SERVICES (0.11%)
 Archipelago Holdings /1/                               3,000                 97,350
FINANCIAL GUARANTEE INSURANCE (0.74%)
 Primus Guaranty /1/                                   59,900                682,860
HAZARDOUS WASTE DISPOSAL (1.09%)
 Stericycle /1/                                        20,600              1,002,602
HOME FURNISHINGS (1.08%)
 Tempur-Pedic International /1/                        51,900                990,771
HUMAN RESOURCES (1.74%)
 Resources Connection /1/                              83,600              1,597,596
INTERNET CONTENT-ENTERTAINMENT (0.81%)
 Audible /1/                                           57,900                742,278
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.92%)
 Affiliated Managers Group /1/                         13,600                850,408
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-GENERAL INDUSTRY (1.27%)
                                                                         $
 Idex                                                  31,350              1,167,788
MEDICAL INSTRUMENTS (3.06%)
 Abaxis /1/                                            44,800                425,600
 Animas /1/                                            51,400                963,493
 ArthroCare /1/                                        34,200              1,004,796
 Ventana Medical Systems /1/                           10,600                422,092
                                                                           2,815,981
MEDICAL LABORATORY & TESTING SERVICE (1.40%)
 LabOne /1/                                            36,630              1,284,980
MEDICAL PRODUCTS (0.91%)
 INAMED /1/                                             7,627                464,027
 VNUS Medical Technologies /1/                         38,800                372,868
                                                                             836,895
MEDICAL-BIOMEDICAL/GENE (3.29%)
 Orchid BioSciences /1/                                38,400                347,136
 Protein Design Labs /1/                               51,900                927,972
 Serologicals /1/                                      55,910              1,203,742
 Telik /1/                                             34,000                550,800
                                                                           3,029,650
MEDICAL-DRUGS (0.59%)
 Angiotech Pharmaceuticals /1/                         40,000                543,600
MEDICAL-HOSPITALS (0.68%)
 United Surgical Partners International /1/            14,200                628,350
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.23%)
 Amedisys /1/                                          37,600              1,128,376
MULTIMEDIA (1.23%)
 Entravision Communications /1/                       143,300              1,127,771
OIL & GAS (0.57%)
 Spinnaker Exploration /1/                             16,300                521,763
OIL & GAS DRILLING (1.19%)
 Helmerich & Payne                                     28,500              1,095,540
OIL COMPANY-EXPLORATION & PRODUCTION (3.19%)
 Bill Barrett /1/                                      24,900                663,336
 Cimarex Energy /1/                                    17,200                610,600
 Range Resources                                       47,100              1,066,815
 Whiting Petroleum /1/                                 19,700                596,319
                                                                           2,937,070
OIL FIELD MACHINERY & EQUIPMENT (2.76%)
 Dril-Quip /1/                                         12,500                364,375
 FMC Technologies /1/                                  35,100              1,064,583
 Gulf Island Fabrication                                6,200                130,448
 Hydril /1/                                            18,600                978,360
                                                                           2,537,766
OIL-FIELD SERVICES (2.11%)
 Core Laboratories /1/                                 41,820                986,952
 W-H Energy Services /1/                               43,200                951,264
                                                                           1,938,216
RADIO (1.17%)
 Cumulus Media /1/                                     83,200              1,079,936
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REAL ESTATE MANAGEMENT & SERVICES (0.68%)
                                                                         $
 ZipRealty /1/                                         44,780                626,472
RECREATIONAL CENTERS (1.16%)
 Life Time Fitness /1/                                 39,600              1,071,972
RESEARCH & DEVELOPMENT (1.03%)
 SFBC International /1/                                30,300                945,360
RESORTS & THEME PARKS (1.19%)
 Sunterra /1/                                          70,200              1,091,610
RETAIL-APPAREL & SHOE (1.14%)
 Too /1/                                               45,600              1,049,256
RETAIL-CATALOG SHOPPING (1.05%)
 MSC Industrial Direct                                 36,000                967,320
RETAIL-COMPUTER EQUIPMENT (1.56%)
 Insight Enterprises /1/                               79,300              1,435,330
RETAIL-LEISURE PRODUCTS (0.93%)
 MarineMax /1/                                         31,500                852,075
RETAIL-SPORTING GOODS (1.35%)
 Dick's Sporting Goods /1/                             40,520              1,246,395
SCHOOLS (3.13%)
 Laureate Education /1/                                34,460              1,530,713
 Strayer Education                                     12,600              1,351,728
                                                                           2,882,441
SCHOOLS-DAY CARE (1.35%)
 Bright Horizons Family Solutions /1/                  36,800              1,247,152
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.46%)
 Exar /1/                                              33,700                427,653
SEMICONDUCTOR EQUIPMENT (1.68%)
 ATMI /1/                                              31,500                721,822
 FormFactor /1/                                        36,300                829,092
                                                                           1,550,914
STEEL-SPECIALTY (1.12%)
 Allegheny Technologies                                45,960              1,029,504
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.86%)
 Essex /1/                                             51,800                795,648
THERAPEUTICS (1.65%)
 MGI Pharma /1/                                        40,100                884,205
 NeoPharm /1/                                          76,500                638,775
                                                                           1,522,980
TRANSPORT-MARINE (1.07%)
 Kirby /1/                                             24,100                981,834
TRANSPORT-SERVICES (1.74%)
 Universal Truckload Services /1/                      12,400                197,656
 UTI Worldwide                                         21,900              1,404,666
                                                                           1,602,322
TRANSPORT-TRUCK (0.93%)
 Werner Enterprises                                    45,950                853,751
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WEB HOSTING & DESIGN (2.07%)
                                                                         $
 Macromedia /1/                                        48,100              1,905,241
                                         TOTAL COMMON STOCKS              89,346,709
                                                                         -----------

                        TOTAL PORTFOLIO INVESTMENTS (97.07%)              89,346,709
CASH AND RECEIVABLES, NET OF LIABILITIES (2.93%)                           2,696,648
                                  TOTAL NET ASSETS (100.00%)             $92,043,357
                                                                         -------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $13,724,774
Unrealized Depreciation                       (7,995,879)
                                             -----------
Net Unrealized Appreciation (Depreciation)     5,728,895
Cost for federal income tax purposes         $83,617,814


                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                    Percentage of
                                                              Total Value
--------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                      $24,480,727                     27.40%
 Industrial                         14,096,416                     15.78
 Consumer, Cyclical                 13,885,040                     15.54
 Technology                         12,513,076                     14.00
 Communications                      9,309,130                     10.42
 Energy                              9,030,355                     10.11
 Financial                           4,087,093                      4.57
 Basic Materials                     1,944,872                      2.18
                TOTAL              $89,346,709                    100.00%
                                 -----------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP GROWTH FUND II
                           APRIL 30, 2005 (UNAUDITED)

                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (95.81%)
AIRLINES (0.28%)
                                                                       $
 Pinnacle Airlines /1/                               98,400             1,017,456
APPAREL MANUFACTURERS (0.97%)
 Phillips-Van Heusen                                136,200             3,524,856
APPLICATIONS SOFTWARE (1.45%)
 MRO Software /1/                                    53,274               681,375
 Progress Software /1/                               61,200             1,632,816
 Verint Systems /1/                                  93,200             2,965,624
                                                                        5,279,815
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.49%)
 American Axle & Manufacturing Holdings              89,300             1,782,428
BEVERAGES-NON-ALCOHOLIC (1.15%)
 Cott /1/                                           103,800             2,324,082
 Hansen Natural /1/                                  32,977             1,869,136
                                                                        4,193,218
BEVERAGES-WINE & SPIRITS (0.73%)
 Constellation Brands /1/                            50,500             2,661,855
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.86%)
 Dycom Industries /1/                               134,800             3,135,448
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.03%)
 Eagle Materials                                      1,200                90,300
BUILDING PRODUCTS-LIGHT FIXTURES (0.63%)
 Genlyte Group /1/                                   28,800             2,284,992
BUILDING-RESIDENTIAL & COMMERCIAL (1.76%)
 Hovnanian Enterprises /1/                           63,500             3,223,895
 NVR /1/                                              4,400             3,160,740
                                                                        6,384,635
CIRCUIT BOARDS (0.49%)
 TTM Technologies /1/                               195,900             1,765,059
COMMERCIAL BANKS (2.26%)
 Columbia Bancorp                                     6,852               218,579
 MB Financial                                        29,000             1,054,730
 Mercantile Bank                                      7,200               285,120
 Preferred Bank                                       3,600               135,864
 Prosperity Bancshares                               41,000             1,047,550
 Sun Bancorp. /1/                                     6,300               126,063
 Texas Capital Bancshares /1/                        24,900               444,963
 UCBH Holdings                                      294,200             4,627,766
 Yardville National Bancorp.                          8,400               271,656
                                                                        8,212,291
COMMERCIAL SERVICES (0.13%)
 Collectors Universe /1/                             26,100               474,498
COMMUNICATIONS SOFTWARE (0.53%)
 Avid Technology /1/                                 39,100             1,935,841
COMPUTER SERVICES (4.77%)
 CACI International /1/                              94,500             5,870,340
 Cognizant Technology Solutions /1/                 214,000             8,990,140
 FactSet Research Systems                            65,600             1,821,056
 Kanbay International /1/                            35,800               643,684
                                                                       17,325,220
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (1.49%)
                                                                       $
 Micros Systems /1/                                 100,000             3,965,000
 RadiSys /1/                                        103,200             1,444,800
                                                                        5,409,800
COMPUTERS-MEMORY DEVICES (0.37%)
 Dot Hill Systems /1/                               176,700               834,024
 M-Systems Flash Disk Pioneers /1/                   26,900               509,755
                                                                        1,343,779
COMPUTERS-PERIPHERAL EQUIPMENT (0.18%)
 Mobility Electronics /1/                            86,400               670,464
CONSULTING SERVICES (2.13%)
 Charles River Associates /1/                        77,600             4,066,240
 DiamondCluster International /1/                   122,614             1,526,544
 Navigant Consulting /1/                             91,300             2,142,811
                                                                        7,735,595
CONSUMER PRODUCTS-MISCELLANEOUS (0.91%)
 Central Garden & Pet /1/                            79,700             3,314,723
DATA PROCESSING & MANAGEMENT (1.25%)
 Fair, Isaac                                         61,375             2,018,010
 Infocrossing /1/                                    36,500               600,425
 NAVTEQ /1/                                          52,700             1,919,334
                                                                        4,537,769
DIAGNOSTIC EQUIPMENT (0.64%)
 Gen-Probe /1/                                       41,500             2,082,885
 NEUROMetrix /1/                                     22,100               253,929
                                                                        2,336,814
DISTRIBUTION-WHOLESALE (0.81%)
 Beacon Roofing Supply /1/                           48,900             1,085,580
 WESCO International /1/                             76,600             1,852,188
                                                                        2,937,768
DIVERSIFIED MANUFACTURING OPERATIONS (1.65%)
 ESCO Technologies /1/                               72,900             5,345,028
 Jacuzzi Brands /1/                                  72,400               655,220
                                                                        6,000,248
DRUG DELIVERY SYSTEMS (0.36%)
 Penwest Pharmaceuticals /1/                        102,200             1,308,160
E-COMMERCE-PRODUCTS (0.03%)
 1-800-flowers.com /1/                               15,764               105,619
E-MARKETING-INFORMATION (0.67%)
 24/7 Real Media /1/                                106,400               305,368
 Digital River /1/                                   80,600             2,143,960
                                                                        2,449,328
E-SERVICES-CONSULTING (0.26%)
 Niku /1/                                            59,500               937,720
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.19%)
 Benchmark Electronics /1/                          159,700             4,318,288
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.08%)
 Cree /1/                                            38,700               936,153
 Microsemi /1/                                      230,200             3,894,984
 Silicon Image /1/                                  255,600             2,573,892
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                       $
 Siliconix /1/                                        5,000               164,850
                                                                        7,569,879
ELECTRONIC DESIGN AUTOMATION (0.26%)
 Ansoft /1/                                          13,500               313,200
 Magma Design Automation /1/                        100,000               614,000
                                                                          927,200
ELECTRONIC MEASUREMENT INSTRUMENTS (0.16%)
 Flir Systems /1/                                    18,300               486,780
 Keithley Instruments                                 7,500               104,175
                                                                          590,955
ELECTRONIC SECURITY DEVICES (0.26%)
 American Science & Engineering /1/                  24,501               938,878
ELECTRONICS-MILITARY (1.05%)
 Engineered Support Systems                         108,450             3,830,454
ENERGY-ALTERNATE SOURCES (0.08%)
 KFx /1/                                             25,900               282,310
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.36%)
 EMCOR Group /1/                                     29,300             1,309,124
ENTERPRISE SOFTWARE & SERVICE (0.37%)
 Hyperion Solutions /1/                              12,700               516,509
 Ultimate Software Group /1/                         53,700               832,350
                                                                        1,348,859
ENTERTAINMENT SOFTWARE (0.61%)
 the9 /1/                                             6,500               118,950
 THQ /1/                                             83,600             2,108,392
                                                                        2,227,342
FIDUCIARY BANKS (1.33%)
 Investors Financial Services                       115,300             4,836,835
FINANCE-OTHER SERVICES (0.06%)
 International Securities Exchange /1/                7,700               202,664
FOOD-WHOLESALE & DISTRIBUTION (0.50%)
 Performance Food Group /1/                          66,900             1,798,941
HOME FURNISHINGS (0.41%)
 Tempur-Pedic International /1/                      77,500             1,479,475
HOTELS & MOTELS (0.70%)
 La Quinta /1/                                      179,400             1,560,780
 Orient-Express Hotels                               37,300               979,871
                                                                        2,540,651
HUMAN RESOURCES (1.33%)
 Gevity HR                                           36,500               585,825
 Korn/Ferry International /1/                        65,300               940,320
 Labor Ready /1/                                    197,700             3,299,613
                                                                        4,825,758
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.14%)
 Dolby Laboratories /1/                              24,700               505,115
INDUSTRIAL AUTOMATION & ROBOTS (0.72%)
 Cognex                                             119,400             2,607,696
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL GASES (0.61%)
                                                                       $
 Airgas                                             100,400             2,200,768
INSTRUMENTS-CONTROLS (0.08%)
 Photon Dynamics /1/                                 15,700               303,795
INTERNET CONNECTIVE SERVICES (0.22%)
 Redback Networks /1/                               151,776               813,519
INTERNET CONTENT-INFORMATION & NEWS (0.33%)
 InfoSpace /1/                                        8,800               272,712
 iVillage /1/                                       142,102               930,768
                                                                        1,203,480
INTERNET INFRASTRUCTURE EQUIPMENT (0.27%)
 Avocent /1/                                         38,500               967,890
INTERNET INFRASTRUCTURE SOFTWARE (0.20%)
 Opsware /1/                                        150,900               721,302
INTERNET SECURITY (0.77%)
 RSA Security /1/                                   143,800             1,544,412
 Secure Computing /1/                               140,800             1,246,080
                                                                        2,790,492
INTERNET TELEPHONY (0.08%)
 j2 Global Communications /1/                         8,500               303,620
LASERS-SYSTEMS & COMPONENTS (0.16%)
 Ii-Vi /1/                                           40,090               569,679
MACHINERY TOOLS & RELATED PRODUCTS (0.22%)
 Kennametal                                          18,000               815,400
MACHINERY-CONSTRUCTION & MINING (0.48%)
 JLG Industries                                      85,300             1,738,414
MACHINERY-GENERAL INDUSTRY (0.93%)
 Middleby                                            36,800             1,620,672
 Wabtec                                              87,700             1,754,000
                                                                        3,374,672
MACHINERY-MATERIAL HANDLING (0.01%)
 Paragon Technologies /1/                             4,750                46,740
MEDICAL INSTRUMENTS (1.29%)
 Advanced Neuromodulation Systems /1/                66,750             2,009,843
 ArthroCare /1/                                      91,200             2,679,456
                                                                        4,689,299
MEDICAL LABORATORY & TESTING SERVICE (0.28%)
 LabOne /1/                                          29,400             1,031,352
MEDICAL LASER SYSTEMS (0.17%)
 VISX /1/                                            26,000               619,840
MEDICAL PRODUCTS (1.42%)
 INAMED /1/                                          81,600             4,964,544
 ThermoGenesis /1/                                   61,000               209,230
                                                                        5,173,774
MEDICAL-BIOMEDICAL/GENE (2.51%)
 Affymetrix /1/                                      36,600             1,687,626
 Charles River Laboratories International
  /1/                                                30,772             1,457,670
 Corgentech /1/                                      60,300               132,660
 Illumina /1/                                        71,388               701,030
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
                                                                       $
 Incyte Genomics /1/                                169,200             1,106,568
 Martek Biosciences /1/                               2,700               103,329
 Protein Design Labs /1/                             38,300               684,804
 Regeneration Technologies /1/                       13,817               126,978
 Telik /1/                                          185,037             2,997,599
 Vasogen /1/                                         27,000               100,440
                                                                        9,098,704
MEDICAL-DRUGS (1.53%)
 First Horizon Pharmaceutical /1/                   151,400             2,741,854
 KV Pharmaceutical /1/                               25,200               589,680
 Prestige Brands Holdings /1/                        74,700             1,344,600
 Salix Pharmaceuticals /1/                           25,900               370,370
 Vaxgen /1/                                          47,200               512,120
                                                                        5,558,624
MEDICAL-GENERIC DRUGS (0.39%)
 Taro Pharmaceuticals Industries /1/                 48,400             1,406,504
MEDICAL-HMO (0.08%)
 Centene /1/                                         10,100               281,285
MEDICAL-HOSPITALS (3.11%)
 Horizon Health /1/                                  10,604               434,552
 Symbion /1/                                         51,224             1,090,047
 United Surgical Partners International
  /1/                                                79,800             3,531,150
 VCA Antech /1/                                     267,800             6,234,384
                                                                       11,290,133
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.13%)
 NovaMed /1/                                         90,400               467,368
MISCELLANEOUS INVESTING (3.22%)
 American Financial Realty Trust                     35,400               542,682
 BioMed Realty Trust                                 76,600             1,547,320
 Entertainment Properties Trust                      51,400             2,220,480
 Mills                                               62,500             3,571,250
 Ventas                                             141,100             3,806,878
                                                                       11,688,610
MISCELLANEOUS MANUFACTURERS (0.22%)
 Applied Films /1/                                   33,139               792,354
MOTION PICTURES & SERVICES (0.37%)
 Lions Gate Entertainment /1/                       137,700             1,330,182
MULTI-LINE INSURANCE (0.21%)
 HCC Insurance Holdings                              21,400               761,198
NETWORKING PRODUCTS (0.98%)
 Foundry Networks /1/                               140,400             1,179,360
 Ixia /1/                                           108,100             1,730,681
 Netgear /1/                                         39,500               637,135
                                                                        3,547,176
OFFICE AUTOMATION & EQUIPMENT (0.53%)
 Global Imaging Systems /1/                          55,600             1,928,764
OIL & GAS DRILLING (1.36%)
 Grey Wolf /1/                                      191,100             1,146,600
 Patterson-UTI Energy                               124,700             2,989,059
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING (CONTINUED)
                                                                       $
 Pioneer Drilling /1/                                61,700               813,823
                                                                        4,949,482
OIL COMPANY-EXPLORATION & PRODUCTION (4.31%)
 ATP Oil & Gas /1/                                   13,500               276,345
 Carrizo Oil & Gas /1/                               33,500               553,755
 Patina Oil & Gas                                   153,500             5,894,400
 Quicksilver Resources /1/                          174,200             8,941,686
                                                                       15,666,186
OIL-FIELD SERVICES (1.73%)
 Cal Dive International /1/                          35,600             1,583,488
 Superior Energy Services /1/                        69,200             1,029,696
 Tetra Technologies /1/                             136,400             3,686,892
                                                                        6,300,076
PATIENT MONITORING EQUIPMENT (0.54%)
 Aspect Medical Systems /1/                          78,500             1,964,855
PHYSICAL THERAPY & REHABILITATION CENTERS (1.52%)
 Psychiatric Solutions /1/                          128,200             5,515,164
PHYSICIAN PRACTICE MANAGEMENT (1.75%)
 Pediatrix Medical Group /1/                         93,500             6,366,415
PROPERTY & CASUALTY INSURANCE (1.00%)
 Philadelphia Consolidated Holding /1/               20,245             1,518,375
 Selective Insurance Group                           33,000             1,456,950
 United America Indemnity /1/                        35,566               640,899
                                                                        3,616,224
RACETRACKS (0.39%)
 Speedway Motorsports                                40,800             1,399,440
RADIO (0.71%)
 Cumulus Media /1/                                  143,400             1,861,332
 Salem Communications /1/                            37,100               713,062
                                                                        2,574,394
RENTAL-AUTO & EQUIPMENT (0.50%)
 Aaron Rents                                         82,100             1,802,916
RESPIRATORY PRODUCTS (0.96%)
 ResMed /1/                                          56,000             3,477,600
RETAIL-APPAREL & SHOE (2.38%)
 Aeropostale /1/                                    128,500             3,589,005
 American Eagle Outfitters                           33,000               865,260
 Chico's FAS /1/                                    164,100             4,205,883
                                                                        8,660,148
RETAIL-COMPUTER EQUIPMENT (1.28%)
 Electronics Boutique Holdings /1/                   83,100             4,631,163
RETAIL-HOME FURNISHINGS (0.00%)
 Cost Plus /1/                                          700                16,233
RETAIL-LEISURE PRODUCTS (0.30%)
 MarineMax /1/                                       40,000             1,082,000
RETAIL-MAIL ORDER (0.10%)
 Celebrate Express /1/                               20,652               293,878
 Collegiate Pacific                                   8,000                71,200
                                                                          365,078
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-MUSIC STORE (1.51%)
                                                                       $
 Guitar Center /1/                                  111,431             5,499,120
RETAIL-PET FOOD & SUPPLIES (0.98%)
 PETCO Animal Supplies /1/                          113,400             3,549,420
RETAIL-RESTAURANTS (2.82%)
 Checkers Drive-In Restaurant /1/                    42,800               524,300
 CKE Restaurants /1/                                237,700             3,527,468
 Panera Bread /1/                                    28,300             1,415,566
 RARE Hospitality International /1/                  36,000             1,001,520
 Ruby Tuesday                                       124,800             2,808,000
 Sonic /1/                                           30,308               971,068
                                                                       10,247,922
RETAIL-SPORTING GOODS (0.53%)
 Hibbett Sporting Goods /1/                          71,535             1,929,299
SAVINGS & LOANS-THRIFTS (1.15%)
 BankUnited Financial                                76,000             1,814,880
 Commercial Capital Bancorp.                         74,300             1,173,197
 Harbor Florida Bancshares                           33,900             1,172,940
                                                                        4,161,017
SCHOOLS (0.15%)
 Education Management /1/                            19,100               534,800
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.18%)
 Exar /1/                                           121,400             1,540,566
 Power Integrations /1/                              94,700             2,059,725
 Standard Microsystems /1/                           49,200               696,180
                                                                        4,296,471
SEMICONDUCTOR EQUIPMENT (1.26%)
 August Technology /1/                               89,900             1,060,820
 Brooks Automation /1/                               23,001               295,793
 Credence Systems /1/                                11,000                69,190
 Helix Technology                                    10,700               128,882
 Rudolph Technologies /1/                            76,200               982,980
 Semitool /1/                                        88,615               800,193
 Varian Semiconductor Equipment Associates
  /1/                                                32,800             1,223,112
                                                                        4,560,970
SOFTWARE (0.16%)
 Opnet Technologies /1/                              75,800               590,482
STEEL PRODUCERS (0.54%)
 Steel Dynamics                                      72,400             1,967,832
STEEL-SPECIALTY (0.25%)
 Allegheny Technologies                              40,600               909,440
TELECOMMUNICATION EQUIPMENT (0.02%)
 Tut Systems /1/                                     28,500                85,215
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.21%)
 C-COR.net /1/                                       84,300               557,223
 Harmonic /1/                                        35,100               193,401
                                                                          750,624
TEXTILE-PRODUCTS (0.06%)
 Dixie Group /1/                                     13,800               207,000
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (1.89%)
                                                                       $
 Amylin Pharmaceuticals /1/                          49,100               834,700
 Bioenvision /1/                                    108,700               695,680
 Isis Pharmaceuticals /1/                           135,600               393,240
 Medicines /1/                                      128,800             2,749,880
 Neurocrine Biosciences /1/                          40,000             1,398,400
 NPS Pharmaceuticals /1/                             66,700               810,405
                                                                        6,882,305
TOYS (0.54%)
 Marvel Enterprises /1/                             100,800             1,975,680
TRANSPORT-AIR FREIGHT (0.65%)
 EGL /1/                                            121,500             2,370,465
TRANSPORT-RAIL (0.24%)
 Genesee & Wyoming /1/                               37,000               887,260
TRANSPORT-SERVICES (0.76%)
 Universal Truckload Services /1/                     4,300                68,542
 UTI Worldwide                                       41,800             2,681,052
                                                                        2,749,594
TRANSPORT-TRUCK (1.93%)
 Celadon Group /1/                                   27,369               443,104
 Forward Air                                         46,750             1,124,805
 Landstar System /1/                                128,600             3,941,590
 Old Dominion Freight Line /1/                       53,169             1,494,049
                                                                        7,003,548
WIRELESS EQUIPMENT (0.46%)
 InterDigital Communications /1/                     64,100             1,048,676


                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP GROWTH FUND II
                           APRIL 30, 2005 (UNAUDITED)


                                          Shares
                                           Held                         Value
 --------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (CONTINUED)

 Viasat /1/                                       35,000            $    623,350

                                                                       1,672,026
                                    TOTAL COMMON STOCKS              348,028,925
                                                                    ------------



                   TOTAL PORTFOLIO INVESTMENTS (95.81%)              348,028,925

CASH AND RECEIVABLES, NET OF LIABILITIES (4.19%)                      15,226,416
                             TOTAL NET ASSETS (100.00%)             $363,255,341

                                                                    ------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 54,998,592
Unrealized Depreciation                       (32,214,425)
                                             ------------
Net Unrealized Appreciation (Depreciation)     22,784,167
Cost for federal income tax purposes         $325,244,758

                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                     Percentage of
                                                               Total Value
--------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                      $ 94,810,501                     27.24%
 Technology                          60,766,173                     17.46
 Consumer, Cyclical                  60,559,954                     17.40
 Industrial                          48,028,478                     13.80
 Financial                           33,478,839                      9.62
 Energy                              27,198,054                      7.82
 Communications                      18,108,886                      5.20
 Basic Materials                      5,078,040                      1.46
                TOTAL              $348,028,925                    100.00%
                                 ------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                       PARTNERS SMALLCAP GROWTH FUND III
                           APRIL 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                         Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (97.77%)
APPAREL MANUFACTURERS (2.46%)
                                                                         $
 Columbia Sportswear /1/                               13,700              589,100
 Polo Ralph Lauren                                     54,800            1,923,480
                                                                         2,512,580
APPLICATIONS SOFTWARE (1.60%)
 Red Hat /1/                                          151,700            1,630,775
AUDIO & VIDEO PRODUCTS (2.59%)
 Polycom /1/                                          173,100            2,641,506
BUILDING-RESIDENTIAL & COMMERCIAL (2.32%)
 Ryland Group                                          17,700            1,086,780
 Technical Olympic USA                                 60,575            1,275,104
                                                                         2,361,884
COMMERCIAL BANKS (3.34%)
 East-West Bancorp                                     22,700              729,124
 Silicon Valley Bancshares /1/                         41,800            1,981,320
 Wintrust Financial                                    15,100              693,241
                                                                         3,403,685
COMMERCIAL SERVICES (1.38%)
 Corporate Executive Board                             21,400            1,406,622
COMMUNICATIONS SOFTWARE (0.31%)
 Avid Technology /1/                                    6,500              321,815
COMPUTER GRAPHICS (0.61%)
 Trident Microsystems /1/                              36,600              623,298
COMPUTER SERVICES (0.72%)
 Manhattan Associates /1/                              38,700              730,656
COMPUTERS-INTEGRATED SYSTEMS (1.23%)
 Mentor Graphics /1/                                   84,600              756,324
 Synopsys /1/                                          30,300              498,132
                                                                         1,254,456
COMPUTERS-MEMORY DEVICES (2.92%)
 Komag /1/                                              3,200               75,264
 Maxtor /1/                                           165,200              801,220
 Western Digital /1/                                  166,000            2,106,540
                                                                         2,983,024
CONSULTING SERVICES (0.29%)
 Huron Consulting Group /1/                            14,000              294,560
DATA PROCESSING & MANAGEMENT (2.45%)
 Certegy                                               23,100              841,533
 Global Payments                                       13,400              867,784
 SEI Investments                                       24,000              787,440
                                                                         2,496,757
DECISION SUPPORT SOFTWARE (0.59%)
 NetIQ /1/                                             56,300              603,536
DRUG DELIVERY SYSTEMS (0.49%)
 Depomed /1/                                          129,400              502,072
E-COMMERCE-SERVICES (1.43%)
 Monster Worldwide /1/                                 63,300            1,456,533
E-MARKETING-INFORMATION (1.43%)
 aQuantive /1/                                        131,300            1,457,430
                                              Shares

                                              Held                         Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRICAL COMPONENTS & EQUIPMENT (0.17%)
                                                                         $
 Power-One /1/                                         42,000              175,560
ELECTRONIC COMPONENTS-SEMICONDUCTOR (9.64%)
 Agere Systems /1/                                    337,100              397,778
 Altera /1/                                           190,600            3,951,138
 AMIS Holdings /1/                                     67,200              756,672
 ATI Technologies /1/                                  50,400              745,920
 Conexant Systems /1/                                 212,700              238,224
 Cree /1/                                              40,800              986,952
 Intersil Holding                                     120,200            2,098,692
 Lattice Semiconductor /1/                             67,300              306,888
 LSI Logic /1/                                         27,700              148,472
 OmniVision Technologies /1/                            7,600              106,400
 Pixelworks /1/                                        12,700               97,790
                                                                         9,834,926
ELECTRONIC MEASUREMENT INSTRUMENTS (0.10%)
 Flir Systems /1/                                       3,900              103,740
ENERGY-ALTERNATE SOURCES (1.00%)
 Headwaters /1/                                        31,800            1,016,646
FINANCE-COMMERCIAL (1.28%)
 CapitalSource /1/                                     62,200            1,306,200
FINANCE-INVESTMENT BANKER & BROKER (3.91%)
 E*Trade Financial /1/                                292,600            3,250,786
 Friedman, Billings, Ramsey Group                      61,300              741,117
                                                                         3,991,903
FINANCE-MORTGAGE LOAN/BANKER (0.49%)
 Accredited Home Lenders Holding /1/                   12,500              496,625
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.53%)
 Dolby Laboratories /1/                                26,400              539,880
INSTRUMENTS-SCIENTIFIC (2.09%)
 FEI /1/                                               92,200            1,662,366
 Millipore /1/                                          9,700              467,734
                                                                         2,130,100
INTERNET APPLICATION SOFTWARE (0.54%)
 eResearch Technology /1/                              48,500              550,960
INTERNET CONTENT-INFORMATION & NEWS (1.56%)
 CNET Networks /1/                                     80,700              800,140
 InfoSpace /1/                                         25,600              793,344
                                                                         1,593,484
INTERNET INFRASTRUCTURE EQUIPMENT (1.20%)
 Avocent /1/                                           48,800            1,226,832
INTERNET INFRASTRUCTURE SOFTWARE (1.23%)
 F5 Networks /1/                                        4,600              196,926
 Openwave Systems /1/                                  78,700            1,053,793
                                                                         1,250,719
INTERNET SECURITY (0.77%)
 CheckFree /1/                                         21,300              781,284
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.77%)
 Affiliated Managers Group /1/                          5,000              312,650
                                              Shares

                                              Held                         Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INVESTMENT MANAGEMENT & ADVISORY SERVICES (CONTINUED)
                                                                         $
 Calamos Asset Management /1/                          20,200              470,458
                                                                           783,108
MEDICAL INFORMATION SYSTEM (1.38%)
 IDX Systems /1/                                       45,400            1,406,038
MEDICAL PRODUCTS (0.93%)
 Syneron Medical /1/                                   21,900              635,100
 Varian Medical Systems /1/                             9,200              310,408
                                                                           945,508
MEDICAL-BIOMEDICAL/GENE (1.17%)
 Human Genome Sciences /1/                             53,000              548,020
 InterMune /1/                                         59,500              642,600
                                                                         1,190,620
MEDICAL-DRUGS (5.28%)
 Cephalon /1/                                          68,100            2,989,590
 Endo Pharmaceuticals Holdings /1/                     74,100            1,470,885
 Ligand Pharmaceuticals /1/                           174,400              920,832
                                                                         5,381,307
MEDICAL-GENERIC DRUGS (1.97%)
 Barr Pharmaceuticals /1/                              38,700            2,006,982
MEDICAL-HMO (0.16%)
 AMERIGROUP /1/                                         4,800              168,576
MEDICAL-HOSPITALS (1.86%)
 Triad Hospitals /1/                                   23,100            1,183,875
 United Surgical Partners International /1/             4,100              181,425
 Universal Health Services                              9,300              527,682
                                                                         1,892,982
MEDICAL-NURSING HOMES (0.60%)
 Manor Care                                            18,500              616,975
MISCELLANEOUS INVESTING (0.51%)
 Aames Investment                                      61,900              523,055
MOTION PICTURES & SERVICES (0.21%)
 DreamWorks Animation /1/                               5,700              213,750
NETWORKING PRODUCTS (0.49%)
 Foundry Networks /1/                                  59,800              502,320
OFFICE FURNISHINGS-ORIGINAL (1.77%)
 Herman Miller                                         63,000            1,801,800
OIL & GAS DRILLING (0.45%)
 Patterson-UTI Energy                                  19,300              462,621
OIL COMPANY-EXPLORATION & PRODUCTION (0.75%)
 Ultra Petroleum /1/                                   15,100              762,248
PHARMACEUTICALS (1.23%)
 Cubist Pharmaceuticals /1/                           138,900            1,257,045
RETAIL-APPAREL & SHOE (3.42%)
 Abercrombie & Fitch                                   19,800            1,068,211
 AnnTaylor Stores /1/                                   8,600              210,614
 New York & Co. /1/                                    51,000              978,180
 Urban Outfitters /1/                                  27,700            1,227,110
                                                                         3,484,115
                                              Shares

                                              Held                         Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (1.11%)
                                                                         $
 Dollar Tree Stores /1/                                46,100            1,128,989
RETAIL-MAIL ORDER (1.31%)
 Williams-Sonoma /1/                                   39,900            1,336,251
RETAIL-RESTAURANTS (1.10%)
 P.F. Chang's China Bistro /1/                          4,200              233,184
 Panera Bread /1/                                      17,700              885,354
                                                                         1,118,538
SCHOOLS (2.91%)
 Education Management /1/                              56,400            1,579,200
 ITT Educational Services /1/                          30,300            1,393,194
                                                                         2,972,394
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (3.82%)
 Emulex /1/                                            97,800            1,518,834
 Genesis Microchip /1/                                 88,900            1,272,159
 Integrated Device Technology /1/                      22,700              242,890
 Micrel /1/                                            66,400              624,160
 Power Integrations /1/                                10,900              237,075
                                                                         3,895,118
SEMICONDUCTOR EQUIPMENT (4.95%)
 Amkor Technology /1/                                  78,200              252,586
 Axcelis Technologies /1/                              79,900              496,179
 Brooks Automation /1/                                  8,800              113,168
 Novellus Systems /1/                                 123,000            2,881,890
 Teradyne /1/                                         109,700            1,208,894
 Veeco Instruments /1/                                  7,600              101,156
                                                                         5,053,873
TELECOMMUNICATION EQUIPMENT (1.07%)
 Plantronics                                           34,700            1,092,703
TELECOMMUNICATION SERVICES (2.66%)
 Avaya /1/                                            313,100            2,717,708
THERAPEUTICS (3.73%)
 Abgenix /1/                                          123,600              861,492
 CV Therapeutics /1/                                   25,200              499,464
 Dendreon /1/                                         148,800              687,456
 Neurocrine Biosciences /1/                            21,000              734,160
 Trimeris /1/                                         102,800            1,022,860
                                                                         3,805,432
TRANSPORT-TRUCK (0.30%)
 Landstar System /1/                                   10,100              309,565

                            SCHEDULE OF INVESTMENTS
                       PARTNERS SMALLCAP GROWTH FUND III
                           APRIL 30, 2005 (UNAUDITED)


                                          Shares
                                          Held                    Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (1.19%)

 RF Micro Devices /1/                             308,500         $  1,209,319
                                     TOTAL COMMON STOCKS            99,718,988
                                                                  ------------



                    TOTAL PORTFOLIO INVESTMENTS (97.77%)            99,718,988

CASH AND RECEIVABLES, NET OF LIABILITIES (2.23%)                     2,276,392
                              TOTAL NET ASSETS (100.00%)          $101,995,380
                                                                 --------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  1,984,904
Unrealized Depreciation                        (5,448,461)
                                             ------------
Net Unrealized Appreciation (Depreciation)     (3,463,557)
Cost for federal income tax purposes         $103,182,546

                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                    Percentage of
                                                              Total Value
--------------------------------------------------------------------------------
 Technology                        $30,834,273                     30.92%
 Consumer,
 Non-cyclical                       22,908,809                     22.97
 Communications                     16,480,798                     16.53
 Consumer, Cyclical                 13,957,906                     14.00
 Financial                          10,504,576                     10.53
 Industrial                          2,791,111                      2.80
 Energy                              2,241,515                      2.25
                TOTAL              $99,718,988                    100.00%
                                 -----------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                          PARTNERS SMALLCAP VALUE FUND
                           APRIL 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (97.12%)
ADVERTISING SERVICES (0.05%)
                                                                         $
 R.H. Donnelley /1/                                     2,500               142,375
AEROSPACE & DEFENSE EQUIPMENT (1.31%)
 DRS Technologies /1/                                  73,800             3,265,650
 Innovative Solutions & Support /1/                     9,157               288,995
 Moog /1/                                               1,700                50,677
 Triumph Group /1/                                      6,200               193,006
                                                                          3,798,328
AIRLINES (0.04%)
 Continental Airlines /1/                               9,962               117,950
APPAREL MANUFACTURERS (0.22%)
 Phillips-Van Heusen                                   24,272               628,159
AUCTION HOUSE & ART DEALER (1.17%)
 ADESA                                                139,900             3,384,181
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.69%)
 BorgWarner                                            40,700             1,860,804
 Tenneco Automotive /1/                                10,660               136,768
                                                                          1,997,572
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.16%)
 Aftermarket Technology /1/                            30,414               470,200
BEVERAGES-NON-ALCOHOLIC (0.08%)
 Hansen Natural /1/                                     4,000               226,720
BROADCASTING SERVICES & PROGRAMMING (0.02%)
 4 Kids Entertainment /1/                               2,600                52,416
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.24%)
 NCI Building Systems /1/                               4,200               136,164
 Simpson Manufacturing                                  6,500               175,500
 USG /1/                                                9,000               377,910
                                                                            689,574
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.98%)
 Dycom Industries /1/                                 122,100             2,840,046
BUILDING PRODUCTS-AIR & HEATING (0.39%)
 Lennox International                                  18,576               363,161
 York International                                    19,700               770,861
                                                                          1,134,022
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.12%)
 Texas Industries                                       7,200               332,496
BUILDING PRODUCTS-LIGHT FIXTURES (0.04%)
 Genlyte Group /1/                                      1,400               111,076
BUILDING PRODUCTS-WOOD (0.07%)
 Universal Forest Products                              5,476               208,417
BUILDING-HEAVY CONSTRUCTION (0.20%)
 Granite Construction                                     700                15,806
 Washington Group International /1/                    13,712               568,088
                                                                            583,894
BUILDING-RESIDENTIAL & COMMERCIAL (2.22%)
 Beazer Homes                                          61,797             2,817,943
 M/I Homes                                              2,000                91,400
 Orleans Homebuilders                                   3,212                55,696
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (CONTINUED)
                                                                         $
 Ryland Group                                          53,400             3,278,760
 WCI Communities /1/                                    7,000               196,210
                                                                          6,440,009
CABLE TV (0.06%)
 Insight Communications /1/                             2,800                31,388
 Mediacom Communications /1/                           26,092               144,289
                                                                            175,677
CASINO HOTELS (0.08%)
 Aztar /1/                                              8,600               234,866
CASINO SERVICES (0.01%)
 Shuffle Master /1/                                     1,400                35,266
CELLULAR TELECOMMUNICATIONS (0.09%)
 Alamosa Holdings /1/                                  10,200               132,498
 Boston Communications Group /1/                          567                 3,153
 Centennial Communications /1/                          9,775               112,412
                                                                            248,063
CHEMICALS-DIVERSIFIED (0.14%)
 FMC /1/                                                5,400               264,600
 Olin                                                   7,600               134,824
                                                                            399,424
CHEMICALS-FIBERS (0.11%)
 Wellman                                               29,700               319,572
CHEMICALS-PLASTICS (0.07%)
 PolyOne /1/                                           10,900                84,148
 Spartech                                               5,600               109,032
                                                                            193,180
CHEMICALS-SPECIALTY (1.86%)
 Crompton                                              12,600               177,030
 Cytec Industries                                      83,100             3,832,572
 H.B. Fuller                                            8,200               248,624
 Hercules /1/                                          41,450               548,383
 Minerals Technologies                                  4,097               267,616
 NewMarket /1/                                         14,001               207,915
 OM Group /1/                                           5,100               111,894
                                                                          5,394,034
COLLECTIBLES (0.88%)
 RC2 /1/                                               73,800             2,557,908
COMMERCIAL BANKS (3.39%)
 Alabama National Bancorp.                              3,500               200,130
 BancFirst                                              2,500               176,225
 Bank Mutual                                           15,500               163,215
 Capitol Bancorp.                                       3,000                91,890
 Cathay General Bancorp                                 2,800                92,036
 Chittenden                                             3,725                93,535
 Citizens Banking                                       1,600                42,896
 Corus Bankshares                                       6,000               292,980
 East-West Bancorp                                      2,100                67,452
 First Bancorp.                                        11,100               402,486
 First Merchants                                        5,300               134,726
 First Midwest Bancorp                                  9,300               303,738
 First Republic Bank                                    4,550               142,369
 Greater Bay Bancorp                                    6,200               155,992
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                         $
 Hudson United Bancorp                                 72,200             2,473,572
 MB Financial                                           3,700               134,569
 Old Second Bancorp                                     7,400               219,114
 Prosperity Bancshares                                 13,600               347,480
 Provident Bankshares                                   4,700               137,616
 R&G Financial                                          3,400                48,314
 Republic Bancorp.                                      3,050                38,674
 Riggs National                                        13,600               265,608
 S&T Bancorp                                           11,700               395,460
 Santander BanCorp                                      4,800               106,368
 Silicon Valley Bancshares /1/                          4,700               222,780
 Southwest Bancorp. of Texas                           87,900             1,459,140
 Sun Bancorp. /1/                                       3,990                79,840
 Susquehanna Bancshares                                 1,700                35,751
 Texas Capital Bancshares /1/                          37,600               671,912
 Texas Regional Bancshares                              2,600                72,462
 Trustmark                                              1,500                41,280
 Umpqua Holdings                                        5,900               131,098
 Westamerica Bancorp.                                   2,100               104,874
 Wintrust Financial                                    10,100               463,691
                                                                          9,809,273
COMMERCIAL SERVICE-FINANCE (0.93%)
 NCO Group /1/                                        144,900             2,699,487
COMMERCIAL SERVICES (1.12%)
 Arbitron                                               4,100               173,512
 Insurance Auto Auctions /1/                            6,700               188,940
 Quanta Services /1/                                  353,600             2,821,728
 Sourcecorp /1/                                         2,105                37,574
 Vertrue /1/                                            1,195                36,340
                                                                          3,258,094
COMPUTER AIDED DESIGN (0.01%)
 ANSYS /1/                                                900                27,396
COMPUTER SERVICES (0.10%)
 Anteon International /1/                               3,100               129,580
 CACI International /1/                                 2,300               142,876
 FactSet Research Systems                                 400                11,104
                                                                            283,560
COMPUTERS (0.07%)
 palmOne /1/                                            9,300               199,299
COMPUTERS-INTEGRATED SYSTEMS (0.01%)
 Agilysys                                               3,100                40,982
COMPUTERS-MEMORY DEVICES (0.29%)
 Advanced Digital Information /1/                     122,900               849,239
COMPUTERS-PERIPHERAL EQUIPMENT (1.10%)
 Electronics for Imaging /1/                          194,600             3,195,332
CONSULTING SERVICES (0.87%)
 FTI Consulting /1/                                   113,800             2,512,704
CONSUMER PRODUCTS-MISCELLANEOUS (0.91%)
 American Greetings                                     8,100               183,465
 Central Garden & Pet /1/                               3,700               153,883
 Jarden /1/                                             4,300               192,081
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (CONTINUED)
                                                                         $
 Spectrum Brands /1/                                   58,100             2,117,164
                                                                          2,646,593
CONTAINERS-METAL & GLASS (1.27%)
 Crown Holdings /1/                                    19,284               290,224
 Owens-Illinois /1/                                   138,700             3,400,924
                                                                          3,691,148
COSMETICS & TOILETRIES (0.14%)
 Chattem /1/                                            4,600               189,244
 Elizabeth Arden /1/                                   10,500               229,950
                                                                            419,194
DATA PROCESSING & MANAGEMENT (2.05%)
 Acxiom                                               137,400             2,610,600
 CCC Information Services Group /1/                     4,616               107,691
 Reynolds & Reynolds                                  122,100             3,219,777
                                                                          5,938,068
DENTAL SUPPLIES & EQUIPMENT (0.07%)
 Sybron Dental Specialties /1/                          5,400               201,150
DIAGNOSTIC KITS (0.04%)
 Biosite /1/                                            1,600                91,200
 Diagnostic Products                                      400                19,400
                                                                            110,600
DIALYSIS CENTERS (2.04%)
 Renal Care Group /1/                                 154,550             5,896,082
DISTRIBUTION-WHOLESALE (1.45%)
 Building Material Holding                              7,800               428,532
 Navarre /1/                                            3,800                30,400
 NuCO2 /1/                                              5,900               144,845
 Owens & Minor                                        106,700             3,095,367
 ScanSource /1/                                         4,900               226,625
 United Stationers /1/                                  6,300               265,734
                                                                          4,191,503
DIVERSIFIED MANUFACTURING OPERATIONS (1.54%)
 Blount International /1/                              37,697               558,293
 Pentair                                               97,900             3,894,462
                                                                          4,452,755
DIVERSIFIED OPERATIONS (0.36%)
 Resource America                                      12,600               413,910
 Walter Industries                                     18,400               631,120
                                                                          1,045,030
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.14%)
 Chemed                                                 5,600               396,704
ELECTRIC-INTEGRATED (2.50%)
 ALLETE                                                46,200             1,925,154
 Black Hills                                              800                27,424
 CMS Energy /1/                                        88,348             1,141,456
 El Paso Electric /1/                                  26,200               511,162
 PNM Resources                                         83,980             2,322,047
 Sierra Pacific Resources /1/                          75,200               813,664
 UIL Holdings                                           4,487               230,363
 UniSource Energy                                       8,800               275,000
                                                                          7,246,270
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.05%)
                                                                         $
 Stoneridge /1/                                         8,997                89,790
 Technitrol /1/                                         3,200                41,536
                                                                            131,326
ELECTRONIC CONNECTORS (0.11%)
 Thomas & Betts /1/                                    10,500               326,760
ELECTRONIC MEASUREMENT INSTRUMENTS (0.16%)
 Analogic                                                 900                37,539
 Itron /1/                                              8,800               317,416
 LeCroy /1/                                             9,200               121,072
                                                                            476,027
ENERGY-ALTERNATE SOURCES (0.09%)
 Danielson Holdings /1/                                17,800               255,608
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.68%)
 EMCOR Group /1/                                        3,809               170,186
 Jacobs Engineering Group /1/                          31,800             1,548,978
 URS /1/                                                8,600               264,450
                                                                          1,983,614
ENTERPRISE SOFTWARE & SERVICE (0.85%)
 Hyperion Solutions /1/                                58,500             2,379,195
 ManTech International /1/                              3,700                88,985
                                                                          2,468,180
ENVIRONMENTAL CONSULTING & ENGINEERING (0.80%)
 Tetra Tech /1/                                       217,825             2,306,767
FINANCE-AUTO LOANS (0.04%)
 Credit Acceptance /1/                                  5,600               105,000
FINANCE-CONSUMER LOANS (0.09%)
 World Acceptance /1/                                   9,723               247,450
FINANCE-CREDIT CARD (0.23%)
 Advanta                                               13,200               324,060
 CompuCredit /1/                                       11,236               297,642
 Metris /1/                                             4,070                49,328
                                                                            671,030
FINANCE-INVESTMENT BANKER & BROKER (0.15%)
 Knight Trading Group /1/                              41,900               353,217
 LaBranche /1/                                          3,557                23,654
 Piper Jaffray /1/                                      2,300                63,595
                                                                            440,466
FINANCE-LEASING COMPANY (0.40%)
 Financial Federal                                     33,100             1,168,430
FINANCE-MORTGAGE LOAN/BANKER (0.11%)
 American Home Mortgage Investment                      9,336               305,287
FINANCE-OTHER SERVICES (0.13%)
 Asset Acceptance Capital /1/                          18,800               384,460
FINANCIAL GUARANTEE INSURANCE (0.21%)
 PMI Group                                              7,600               267,216
 Triad Guaranty /1/                                     6,800               342,108
                                                                            609,324
FOOD-BAKING (0.01%)
 Interstate Bakeries                                    5,000                25,750
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (2.12%)
                                                                         $
 American Italian Pasta                                72,500             1,715,350
 Chiquita Brands International                         15,500               388,275
 Ralcorp Holdings /1/                                 102,300             4,053,126
                                                                          6,156,751
FOOD-WHOLESALE & DISTRIBUTION (0.20%)
 Nash Finch                                            12,100               427,977
 Performance Food Group /1/                             5,600               150,584
                                                                            578,561
FOOTWEAR & RELATED APPAREL (1.40%)
 Wolverine World Wide                                 199,200             4,041,768
FUNERAL SERVICE & RELATED ITEMS (0.06%)
 Alderwoods Group /1/                                  12,212               159,367
GARDEN PRODUCTS (0.02%)
 Toro                                                   1,400                57,848
GAS-DISTRIBUTION (1.84%)
 Atmos Energy                                           4,680               123,084
 Energen                                               13,670               846,856
 New Jersey Resources                                  12,200               528,992
 Nicor                                                  5,400               199,638
 Peoples Energy                                        14,800               586,080
 South Jersey Industries                                4,700               255,445
 Southwest Gas                                          5,900               144,373
 Southwestern Energy /1/                               12,600               740,250
 WGL Holdings                                          62,800             1,903,468
                                                                          5,328,186
GOLF (0.71%)
 Callaway Golf                                        190,800             2,056,824
HOME FURNISHINGS (0.20%)
 Furniture Brands International                        29,900               579,462
HOSPITAL BEDS & EQUIPMENT (0.03%)
 Invacare                                               2,300                94,208
HOTELS & MOTELS (0.01%)
 LaSalle Hotel Properties                               1,190                36,152
HOUSEWARES (0.06%)
 Libbey                                                 9,700               170,041
HUMAN RESOURCES (0.10%)
 Heidrick & Struggles International/1/                 10,600               274,116
 Hudson Highland Group /1/                              2,086                28,766
                                                                            302,882
IDENTIFICATION SYSTEM-DEVELOPMENT (0.06%)
 Paxar /1/                                              9,500               170,240
INDUSTRIAL AUTOMATION & ROBOTS (0.00%)
 UNOVA /1/                                                200                 3,552
INDUSTRIAL GASES (0.04%)
 Airgas                                                 5,300               116,176
INSURANCE BROKERS (0.55%)
 Hilb, Rogal & Hobbs                                   45,700             1,599,957
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET APPLICATION SOFTWARE (0.01%)
                                                                         $
 eResearch Technology /1/                               3,100                35,216
INTERNET CONTENT-INFORMATION & NEWS (0.05%)
 ProQuest /1/                                           4,500               145,980
INTERNET FINANCIAL SERVICES (2.29%)
 IndyMac Bancorp                                      133,500             5,137,080
 Net.B@nk                                             183,163             1,503,768
                                                                          6,640,848
INTIMATE APPAREL (0.18%)
 Warnaco Group /1/                                     23,252               522,240
INVESTMENT COMPANIES (0.08%)
 MCG Capital                                           14,341               221,282
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.31%)
 Affiliated Managers Group /1/                          5,600               350,168
 Gabelli Asset Management                              14,000               558,880
                                                                            909,048
LASERS-SYSTEMS & COMPONENTS (0.07%)
 ROFIN-SINAR Technologies /1/                           6,600               194,832
LEISURE & RECREATION PRODUCTS (0.00%)
 K2 /1/                                                   500                 6,360
LIFE & HEALTH INSURANCE (1.05%)
 American Equity Investment Life Holding                1,269                15,152
 AmerUs Group                                           4,200               197,442
 Delphi Financial Group                                 9,600               398,592
 Phoenix                                                5,485                62,145
 Stancorp Financial Group                              26,700             2,043,084
 UICI                                                   4,600               106,812
 Universal American Financial /1/                      13,800               231,150
                                                                          3,054,377
LOTTERY SERVICES (1.73%)
 GTECH Holdings                                       204,800             5,011,456
MACHINERY TOOLS & RELATED PRODUCTS (0.04%)
 Kennametal                                             1,900                86,070
 Regal Beloit                                           1,400                37,030
                                                                            123,100
MACHINERY-GENERAL INDUSTRY (0.43%)
 Albany International                                  13,890               435,590
 Applied Industrial Technologies                       14,200               396,180
 Gardner Denver /1/                                     5,500               200,970
 Tecumseh Products                                      6,400               222,336
                                                                          1,255,076
MACHINERY-MATERIAL HANDLING (0.07%)
 Cascade                                                6,815               214,672
MACHINERY-PRINT TRADE (0.10%)
 Imation                                                8,700               303,369
MACHINERY-PUMPS (0.08%)
 Flowserve /1/                                          8,000               222,080
MACHINERY-THERMAL PROCESS (0.02%)
 Global Power Equipment Group /1/                       7,154                64,815
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INFORMATION SYSTEM (0.10%)
                                                                         $
 Per-Se Technologies /1/                               19,086               296,978
MEDICAL INSTRUMENTS (0.01%)
 Conmed /1/                                               700                20,804
MEDICAL LABORATORY & TESTING SERVICE (1.83%)
 Covance /1/                                          116,400             5,312,496
MEDICAL PRODUCTS (1.22%)
 Mentor                                                96,700             3,548,890
MEDICAL STERILIZATION PRODUCT (0.01%)
 Steris /1/                                               800                18,944
MEDICAL-BIOMEDICAL/GENE (0.05%)
 Cambrex                                                3,600                68,400
 Integra LifeSciences Holdings /1/                      2,500                88,575
                                                                            156,975
MEDICAL-GENERIC DRUGS (0.14%)
 Alpharma                                              27,351               258,193
 Caraco Pharmaceutical Laboratories /1/                 3,921                32,584
 Par Pharmaceutical /1/                                 4,100               123,123
                                                                            413,900
MEDICAL-HMO (0.21%)
 Centene /1/                                            8,900               247,865
 Molina Healthcare /1/                                  3,700               161,875
 Sierra Health Services /1/                             3,000               194,070
                                                                            603,810
MEDICAL-HOSPITALS (3.05%)
 LifePoint Hospitals /1/                              118,218             5,254,791
 Triad Hospitals /1/                                   69,900             3,582,375
                                                                          8,837,166
MEDICAL-NURSING HOMES (0.08%)
 Genesis HealthCare /1/                                 1,500                59,850
 Kindred Healthcare /1/                                 5,100               167,790
                                                                            227,640
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.33%)
 Amsurg /1/                                           136,800             3,541,752
 Res-Care /1/                                          20,900               298,661
                                                                          3,840,413
METAL PROCESSORS & FABRICATION (0.25%)
 Commercial Metals                                     18,800               479,588
 Mueller Industries                                       750                19,425
 Quanex                                                 4,172               210,519
                                                                            709,532
METAL-ALUMINUM (0.11%)
 Century Aluminum /1/                                  13,700               319,210
MISCELLANEOUS INVESTING (2.70%)
 Affordable Residential Communities                    23,476               300,023
 Anthracite Capital                                    45,066               500,683
 Anworth Mortgage Asset                                50,658               472,639
 Capital Automotive                                     2,700                91,746
 Eastgroup Properties                                   1,200                45,000
 Entertainment Properties Trust                         2,100                90,720
 Equity Lifestyle Properties                           21,205               776,103
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                         $
 Equity One                                             1,000                20,940
 FelCor Lodging Trust /1/                              83,558             1,022,750
 First Industrial Realty Trust                         18,600               710,520
 Gables Residential Trust                              12,835               470,403
 Highwoods Properties                                   1,900                53,447
 IMPAC Mortgage Holdings                                5,000                91,600
 Innkeepers USA Trust                                   4,500                59,715
 Kilroy Realty                                          2,900               126,527
 Meristar Hospitality /1/                             102,700               703,495
 Newcastle Investment                                   3,900               115,011
 Omega Healthcare Investors                            24,600               276,012
 Pennsylvania Real Estate Invest Trust                  7,500               316,125
 Prentiss Properties Trust                              1,400                46,508
 PS Business Parks                                      2,300                92,828
 Realty Income                                          5,300               127,783
 Redwood Trust                                          1,800                90,216
 Senior Housing Properties Trust                       21,616               373,957
 Sovran Self Storage                                    1,600                68,400
 Sun Communities                                       10,900               379,865
 Tanger Factory Outlet Centers                          2,400                55,584
 Universal Health Realty Income Trust                  10,900               356,975
                                                                          7,835,575
MISCELLANEOUS MANUFACTURERS (0.04%)
 AptarGroup                                             2,300               110,929
MOTION PICTURES & SERVICES (0.99%)
 Macrovision /1/                                      139,900             2,860,955
MULTI-LINE INSURANCE (1.91%)
 HCC Insurance Holdings                               134,800             4,794,836
 Horace Mann Educators                                  2,700                44,226
 United Fire & Casualty                                20,400               691,152
                                                                          5,530,214
NETWORKING PRODUCTS (1.34%)
 Anixter International /1/                            103,600             3,824,912
 Black Box                                              2,094                68,097
                                                                          3,893,009
NON-HAZARDOUS WASTE DISPOSAL (0.07%)
 Casella Waste Systems /1/                             11,692               137,849
 Waste Connections /1/                                  2,100                73,962
                                                                            211,811
NON-HOTEL GAMBLING (0.09%)
 Argosy Gaming /1/                                      2,600               119,444
 Isle of Capri Casinos /1/                              5,366               129,643
                                                                            249,087
OFFICE AUTOMATION & EQUIPMENT (0.36%)
 Global Imaging Systems /1/                             3,800               131,822
 Ikon Office Solutions                                106,800               923,820
                                                                          1,055,642
OIL & GAS DRILLING (0.96%)
 Helmerich & Payne                                     72,100             2,771,524
OIL COMPANY-EXPLORATION & PRODUCTION (1.48%)
 Callon Petroleum /1/                                  11,672               158,622
 Cimarex Energy /1/                                     4,600               163,300
 Comstock Resources /1/                                 6,900               174,570
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                         $
 Denbury Resources /1/                                  6,700               212,658
 Edge Petroleum /1/                                       200                 2,803
 Encore Acquisition /1/                                 6,400               235,008
 Energy Partners /1/                                    6,800               155,448
 Forest Oil /1/                                        12,800               493,184
 Harvest Natural Resources /1/                          5,200                56,108
 Magnum Hunter Resources /1/                           10,600               152,958
 Meridian Resource /1/                                 40,400               163,216
 Penn Virginia                                          1,400                57,498
 Plains Exploration & Production /1/                   15,600               502,008
 Quicksilver Resources /1/                              4,000               205,320
 Range Resources                                       13,800               312,570
 Swift Energy /1/                                      15,000               394,950
 Vintage Petroleum                                     19,400               560,466
 Whiting Petroleum /1/                                  9,200               278,484
                                                                          4,279,171
OIL FIELD MACHINERY & EQUIPMENT (0.19%)
 Lone Star Technologies /1/                            13,940               542,824
OIL REFINING & MARKETING (0.84%)
 Tesoro Petroleum /1/                                  63,800             2,420,572
OIL-FIELD SERVICES (0.99%)
 Cal Dive International /1/                             2,944               130,949
 Hanover Compressor /1/                                 3,400                35,258
 Seacor Smit /1/                                       42,200             2,405,822
 Tetra Technologies /1/                                10,600               286,518
                                                                          2,858,547
OIL-US ROYALTY TRUSTS (0.00%)
 Tel Offshore Trust                                       154                 1,130
PAPER & RELATED PRODUCTS (0.26%)
 Caraustar Industries /1/                              40,922               365,842
 Glatfelter                                            29,432               351,124
 Pope & Talbot                                          2,100                27,405
                                                                            744,371
PHYSICAL THERAPY & REHABILITATION CENTERS (0.17%)
 RehabCare Group /1/                                   15,900               477,318
PHYSICIAN PRACTICE MANAGEMENT (0.09%)
 Matria Healthcare /1/                                  7,200               198,936
 Pediatrix Medical Group /1/                            1,100                74,899
                                                                            273,835
PIPELINES (0.00%)
 TransMontaigne /1/                                     1,499                10,598
POULTRY (0.06%)
 Sanderson Farms                                        5,100               184,824
PRINTING-COMMERCIAL (1.00%)
 Banta                                                  2,580               107,431
 Valassis Communications /1/                           78,800             2,777,700
                                                                          2,885,131
PRIVATE CORRECTIONS (0.14%)
 Corrections Corporation of America /1/                10,500               397,425
PROPERTY & CASUALTY INSURANCE (2.83%)
 First American                                       111,900             4,006,020
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
                                                                         $
 Infinity Property & Casualty                           4,500               146,025
 LandAmerica Financial Group                            5,088               252,365
 Philadelphia Consolidated Holding /1/                  1,500               112,500
 PMA Capital /1/                                       24,900               176,541
 RLI                                                   44,500             1,909,050
 Safety Insurance Group                                15,900               451,878
 Selective Insurance Group                             21,600               953,640
 Stewart Information Services                           1,200                43,224
 Zenith National Insurance                              2,800               161,028
                                                                          8,212,271
PUBLISHING-BOOKS (0.25%)
 Scholastic /1/                                        20,600               717,910
PUBLISHING-NEWSPAPERS (0.25%)
 Pulitzer                                              11,300               719,245
RACETRACKS (0.14%)
 Penn National Gaming /1/                               8,300               261,450
 Speedway Motorsports                                   4,600               157,780
                                                                            419,230
RADIO (0.13%)
 Cumulus Media /1/                                     14,200               184,316
 Emmis Communications /1/                              11,862               183,031
                                                                            367,347
REAL ESTATE MANAGEMENT & SERVICES (0.51%)
 Jones Lang LaSalle /1/                                16,000               600,000
 Trammell Crow /1/                                     41,300               879,690
                                                                          1,479,690
RECYCLING (0.02%)
 Aleris International /1/                               2,405                51,611
RENTAL-AUTO & EQUIPMENT (1.52%)
 Dollar Thrifty Automotive Group /1/                    7,000               236,950
 United Rentals /1/                                   226,509             4,165,501
                                                                          4,402,451
RESORTS & THEME PARKS (0.23%)
 Sunterra /1/                                          14,945               232,395
 Vail Resorts /1/                                      17,200               444,964
                                                                            677,359
RETAIL-APPAREL & SHOE (0.26%)
 bebe Stores                                            4,200               135,744
 Genesco /1/                                            7,470               192,203
 Men's Wearhouse /1/                                    6,700               276,509
 Stage Stores /1/                                       4,100               155,062
                                                                            759,518
RETAIL-APPLIANCES (0.14%)
 Conn's /1/                                            24,000               408,720
RETAIL-AUTO PARTS (0.07%)
 CSK Auto /1/                                          13,050               202,405
RETAIL-AUTOMOBILE (1.11%)
 Group 1 Automotive /1/                               113,196             2,846,879
 Lithia Motors                                         10,300               253,998
 United Auto Group                                      4,300               121,862
                                                                          3,222,739
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BEDDING (0.11%)
                                                                         $
 Linens 'N Things /1/                                  13,700               319,621
RETAIL-COMPUTER EQUIPMENT (0.13%)
 GameStop /1/                                          16,526               385,717
RETAIL-CONVENIENCE STORE (0.11%)
 Pantry /1/                                             9,729               311,523
RETAIL-DISCOUNT (0.12%)
 ShopKo Stores /1/                                     14,100               337,836
RETAIL-DRUG STORE (0.09%)
 Longs Drug Stores                                      7,400               268,990
RETAIL-FABRIC STORE (0.10%)
 Jo-Ann Stores /1/                                     11,016               278,705
RETAIL-HOME FURNISHINGS (0.75%)
 Pier 1 Imports                                       150,100             2,179,452
RETAIL-HYPERMARKETS (0.06%)
 Smart & Final /1/                                     16,900               167,310
RETAIL-JEWELRY (0.81%)
 Zale /1/                                              87,100             2,354,313
RETAIL-PAWN SHOPS (0.27%)
 Cash America International                            11,600               172,260
 First Cash Financial Services /1/                     30,651               598,921
                                                                            771,181
RETAIL-REGIONAL DEPARTMENT STORE (0.09%)
 Bon-Ton Stores                                        15,085               269,720
RETAIL-RESTAURANTS (4.01%)
 CBRL Group                                            63,600             2,450,508
 CEC Entertainment /1/                                111,600             4,039,920
 IHOP                                                  13,900               568,510
 Jack in the Box /1/                                    8,600               314,416
 O'Charley's /1/                                       75,000             1,495,500
 RARE Hospitality International /1/                    92,350             2,569,177
 Red Robin Gourmet Burgers /1/                          3,600               174,456
                                                                         11,612,487
RETAIL-SPORTING GOODS (0.07%)
 Big 5 Sporting Goods                                   1,800                43,002
 Dick's Sporting Goods /1/                              4,100               126,116
 Sports Authority /1/                                   1,400                37,240
                                                                            206,358
RETAIL-VIDEO RENTAL (0.06%)
 Movie Gallery                                          6,900               186,507
RUBBER-TIRES (1.09%)
 Cooper Tire & Rubber                                 181,200             3,161,940
SAVINGS & LOANS-THRIFTS (2.58%)
 Astoria Financial                                    122,050             3,235,546
 BankAtlantic Bancorp                                   2,900                49,474
 BankUnited Financial                                   8,700               207,756
 Commercial Federal                                     2,400                62,664
 Dime Bancorp /1/                                       3,800                   532
 First Niagara Financial Group                          5,600                70,224
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                         $
 FirstFed Financial /1/                                 2,100               106,323
 Harbor Florida Bancshares                              4,700               162,620
 MAF Bancorp                                            5,100               205,938
 Ocwen Financial /1/                                      300                 2,184
 PFF Bancorp                                           11,700               326,664
 Provident Bancorp.                                    17,100               181,089
 Provident Financial Services                           3,611                61,351
 Sterling Financial /1/                                 2,300                75,187
 Washington Federal                                   122,474             2,729,945
                                                                          7,477,497
SEISMIC DATA COLLECTION (0.02%)
 Input/Output /1/                                       9,790                59,132
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.06%)
 Emulex /1/                                             2,900                45,037
 SigmaTel /1/                                           4,600               120,474
                                                                            165,511
SEMICONDUCTOR EQUIPMENT (0.57%)
 Photronics /1/                                        97,900             1,556,610
 Tessera Technologies /1/                               3,400                90,304
                                                                          1,646,914
SOAP & CLEANING PRODUCTS (0.73%)
 Church & Dwight                                       58,500             2,107,170
STEEL PIPE & TUBE (0.86%)
 Maverick Tube /1/                                      3,800               110,542
 NS Group /1/                                           7,500               215,700
 Shaw Group /1/                                       119,100             2,152,137
                                                                          2,478,379
STEEL PRODUCERS (0.17%)
 AK Steel Holding /1/                                  49,400               358,150
 Carpenter Technology                                   2,200               121,660
                                                                            479,810
STEEL-SPECIALTY (0.07%)
 Oregon Steel Mills /1/                                12,800               212,864
STORAGE & WAREHOUSING (0.05%)
 Mobile Mini /1/                                        3,900               136,734
TELECOMMUNICATION EQUIPMENT (1.43%)
 Adtran                                               107,900             2,236,767
 Andrew /1/                                           155,200             1,904,304
                                                                          4,141,071
TELEVISION (0.07%)
 LIN Television /1/                                    13,000               202,670
TEXTILE-APPAREL (0.03%)
 Perry Ellis International /1/                          4,256                85,163
THERAPEUTICS (0.05%)
 United Therapeutics /1/                                3,300               158,367
TOBACCO (0.16%)
 Universal                                              3,600               164,340
 Vector Group                                          19,320               303,904
                                                                            468,244
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSACTIONAL SOFTWARE (0.08%)
                                                                         $
 Open Solutions /1/                                    13,100               244,970
TRANSPORT-AIR FREIGHT (0.04%)
 EGL /1/                                                5,400               105,354
TRANSPORT-EQUIPMENT & LEASING (1.26%)
 Gatx                                                 105,100             3,438,872
 Greenbrier                                             7,292               212,926
                                                                          3,651,798
TRANSPORT-RAIL (0.13%)
 Genesee & Wyoming /1/                                  6,500               155,870
 Kansas City Southern Industries /1/                   11,500               217,580
                                                                            373,450
TRANSPORT-SERVICES (0.19%)
 Laidlaw International /1/                             13,900               311,221
 Offshore Logistics /1/                                 8,500               246,245
                                                                            557,466
TRANSPORT-TRUCK (0.41%)
 Arkansas Best                                          3,300               104,049
 Covenant Transport /1/                                11,300               151,646
 Heartland Express                                        618                11,458
 Knight Transportation                                  1,400                29,582
 Landstar System /1/                                    1,900                58,235
 Overnite                                               1,500                44,970
 SCS Transportation /1/                                 6,900               105,501
 Swift Transportation /1/                               4,000                85,320
 USF                                                   13,500               575,505
 Werner Enterprises                                     1,000                18,580
                                                                          1,184,846
TRAVEL SERVICES (0.00%)
 Navigant International /1/                               889                11,032
WATER (0.06%)
 California Water Service Group                         5,200               172,692

                            SCHEDULE OF INVESTMENTS
                          PARTNERS SMALLCAP VALUE FUND
                           APRIL 30, 2005 (UNAUDITED)

                                         Shares
                                          Held                   Value
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRE & CABLE PRODUCTS (0.98%)

 Belden CDT                                       143,650        $  2,634,541

 General Cable /1/                                 17,300             210,195

                                                                    2,844,736
                                     TOTAL COMMON STOCKS          281,427,369
                                                                 ------------



                    TOTAL PORTFOLIO INVESTMENTS (97.12%)          281,427,369

CASH AND RECEIVABLES, NET OF LIABILITIES (2.88%)                    8,358,969
                              TOTAL NET ASSETS (100.00%)         $289,786,338
                                                                --------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 56,105,251
Unrealized Depreciation                       (14,944,149)
                                             ------------
Net Unrealized Appreciation (Depreciation)     41,161,102
Cost for federal income tax purposes         $240,266,267

                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                     Percentage of
                                                               Total Value
--------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                      $ 61,750,682                     21.94%
 Consumer, Cyclical                  60,501,018                     21.50
 Financial                           55,212,923                     19.62
 Industrial                          39,601,152                     14.07
 Technology                          16,715,440                      5.94
 Energy                              14,049,897                      4.99
 Communications                      12,344,747                      4.39
 Utilities                           12,006,898                      4.27
 Basic Materials                      8,178,642                      2.90
 Diversified                          1,045,030                      0.37
 Asset Backed
 Securities                              20,940                      0.01
                TOTAL              $281,427,369                    100.00%
                                 ------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                         PARTNERS SMALLCAP VALUE FUND I
                           APRIL 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (97.05%)
ADVERTISING SERVICES (0.26%)
                                                                              $
 R.H. Donnelley /1/                                          8,500                 484,075
AEROSPACE & DEFENSE (0.21%)
 Esterline Technologies /1/                                 12,100                 391,072
AEROSPACE & DEFENSE EQUIPMENT (1.25%)
 AAR /1/                                                    11,300                 166,449
 Curtiss-Wright                                             10,700                 579,940
 Ducommun /1/                                                  800                  14,280
 HEICO                                                       5,000                  94,900
 Kaman                                                      21,800                 280,784
 Moog /1/                                                   26,450                 788,475
 Orbital Sciences /1/                                       13,400                 124,888
 Triumph Group /1/                                           8,500                 264,605
                                                                                 2,314,321
AIRLINES (0.73%)
 Alaska Air Group /1/                                        6,500                 173,355
 Continental Airlines /1/                                   15,200                 179,968
 ExpressJet Holdings /1/                                    42,900                 380,952
 Skywest                                                    34,300                 620,144
                                                                                 1,354,419
APPAREL MANUFACTURERS (0.37%)
 Kellwood                                                   14,700                 375,438
 Quiksilver /1/                                             11,500                 316,825
                                                                                   692,263
APPLIANCES (0.02%)
 Applica /1/                                                12,800                  29,824
APPLICATIONS SOFTWARE (0.32%)
 Parametric Technology /1/                                  61,100                 325,052
 Progress Software /1/                                       9,800                 261,464
                                                                                   586,516
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.75%)
 Oshkosh Truck                                              18,400               1,382,760
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.58%)
 American Axle & Manufacturing Holdings                      6,900                 137,724
 Hayes Lemmerz International /1/                            23,000                 123,510
 Keystone Automotive Industries /1/                          5,000                 100,150
 Superior Industries International                           6,900                 140,277
 Tenneco Automotive /1/                                     44,200                 567,086
                                                                                 1,068,747
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.13%)
 Aftermarket Technology /1/                                 15,700                 242,722
BROADCASTING SERVICES & PROGRAMMING (0.01%)
 4 Kids Entertainment /1/                                      600                  12,096
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.69%)
 NCI Building Systems /1/                                   10,900                 353,378
 USG /1/                                                    22,200                 932,178
                                                                                 1,285,556
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.02%)
 Dycom Industries /1/                                        1,300                  30,238
BUILDING PRODUCTS-AIR & HEATING (0.52%)
 Lennox International                                       31,700                 619,735
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING PRODUCTS-AIR & HEATING (CONTINUED)
                                                                              $
 York International                                          9,000                 352,170
                                                                                   971,905
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.49%)
 Eagle Materials                                             5,200                 391,300
 Texas Industries                                           11,000                 507,980
                                                                                   899,280
BUILDING PRODUCTS-DOORS & WINDOWS (0.12%)
 Apogee Enterprises                                         16,900                 217,672
BUILDING PRODUCTS-LIGHT FIXTURES (0.11%)
 Genlyte Group /1/                                           2,500                 198,350
BUILDING PRODUCTS-WOOD (0.44%)
 Universal Forest Products                                  21,600                 822,096
BUILDING-HEAVY CONSTRUCTION (0.26%)
 Washington Group International /1/                         11,400                 472,302
BUILDING-RESIDENTIAL & COMMERCIAL (1.21%)
 Beazer Homes                                               12,200                 556,320
 Levitt                                                      9,875                 247,665
 Meritage /1/                                               11,700                 740,493
 WCI Communities /1/                                        24,900                 697,947
                                                                                 2,242,425
CABLE TV (0.54%)
 Charter Communications /1/                                 87,200                 101,152
 Insight Communications /1/                                 19,700                 220,837
 LodgeNet Entertainment /1/                                 29,100                 473,748
 Mediacom Communications /1/                                36,100                 199,633
                                                                                   995,370
CASINO HOTELS (0.44%)
 Ameristar Casinos                                           4,900                 241,570
 Aztar /1/                                                   7,000                 191,170
 Boyd Gaming                                                 7,300                 385,294
                                                                                   818,034
CELLULAR TELECOMMUNICATIONS (0.04%)
 Dobson Communications /1/                                  41,500                  83,000
CHEMICALS-DIVERSIFIED (0.87%)
 FMC /1/                                                    16,500                 808,500
 Georgia Gulf                                               16,200                 597,942
 Octel                                                      12,100                 208,120
                                                                                 1,614,562
CHEMICALS-FIBERS (0.16%)
 Wellman                                                    27,700                 298,052
CHEMICALS-PLASTICS (0.44%)
 PolyOne /1/                                               105,700                 816,004
CHEMICALS-SPECIALTY (2.08%)
 Crompton                                                   19,900                 279,595
 Cytec Industries                                           18,900                 871,668
 H.B. Fuller                                                19,800                 600,336
 Hercules /1/                                               47,500                 628,425
 Minerals Technologies                                       7,100                 463,772
 NewMarket /1/                                              14,600                 216,810
 Terra Industries /1/                                       18,900                 122,283
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                              $
 Valhi                                                      11,600                 208,916
 W.R. Grace /1/                                             49,000                 459,620
                                                                                 3,851,425
CIRCUIT BOARDS (0.03%)
 TTM Technologies /1/                                        5,400                  48,654
COATINGS & PAINT (0.00%)
 Kronos Worldwide                                              195                   6,601
COLLECTIBLES (0.25%)
 Department 56 /1/                                           5,200                  67,808
 RC2 /1/                                                    11,500                 398,590
                                                                                   466,398
COMMERCIAL BANKS (8.99%)
 ABC Bancorp                                                 6,060                 105,444
 AMCORE Financial                                            7,200                 185,472
 AmericanWest Bancorp. /1/                                   5,000                  93,150
 BancFirst                                                   1,300                  91,637
 Bank of the Ozarks                                          3,300                 102,201
 Banner                                                      3,800                  94,810
 Capital Corp of the West                                    1,440                  34,920
 Capitol Bancorp.                                            7,000                 214,410
 Cathay General Bancorp                                      7,000                 230,090
 Central Pacific Financial                                   9,800                 319,480
 Chemical Financial                                         16,856                 505,006
 City Holding                                                1,600                  51,456
 Colonial BancGroup                                         28,600                 630,916
 Columbia Banking Systems                                    5,035                 118,171
 Community Bank System                                      22,100                 489,073
 Community Trust Bancorp                                     6,587                 197,939
 Corus Bankshares                                           25,700               1,254,931
 Cullen/Frost Bankers                                       13,400                 580,488
 EuroBancshares /1/                                         13,300                 186,998
 Financial Institutions                                        700                  12,866
 First Citizens BancShares                                     500                  64,260
 First Oak Brook Bancshares                                  1,300                  37,037
 First Republic Bank                                        15,850                 495,946
 Gold Banc                                                  41,900                 579,477
 Great Southern Bancorp                                      4,800                 138,912
 Greater Bay Bancorp                                        20,600                 518,296
 Hanmi Financial                                            69,600               1,019,640
 IBERIABANK                                                 13,800                 786,462
 Independent Bank                                           18,500                 507,640
 Independent Bank                                           19,030                 519,900
 Irwin Financial                                            22,900                 459,603
 Lakeland Financial                                            500                  17,650
 MainSource Financial Group                                    926                  18,076
 MB Financial                                                4,300                 156,391
 MBT Financial                                               4,500                  83,475
 Mercantile Bank                                             5,080                 201,168
 Mid-State Bancshares                                       12,000                 292,560
 Nara Bancorp.                                                 700                   9,408
 Old Second Bancorp                                            100                   2,961
 Oriental Financial Group                                   13,970                 194,882
 Peoples Bancorp.                                              830                  21,539
 Prosperity Bancshares                                       8,600                 219,730
 Provident Bankshares                                       17,400                 509,472
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                              $
 R&G Financial                                              21,500                 305,515
 Republic Bancorp.                                           1,518                  32,062
 Republic Bancorp.                                          54,842                 695,397
 Royal Bancshares of Pennsylvania                              730                  16,505
 SCBT Financial                                                940                  27,194
 Silicon Valley Bancshares /1/                               6,800                 322,320
 Simmons First National                                      6,600                 156,552
 Southside Bancshares                                        6,054                 118,901
 Southwest Bancorp.                                          1,200                  22,632
 State Financial Services                                    7,500                 274,050
 Summit Bancshares                                          11,700                 192,348
 Sun Bancorp. /1/                                            3,848                  76,998
 Taylor Capital Group                                        7,100                 221,520
 Trico Bancshares                                            4,900                  93,443
 Umpqua Holdings                                             8,600                 191,092
 United Bankshares                                          16,100                 492,982
 W Holding                                                  38,946                 315,073
 West Coast Bancorp                                         34,700                 709,615
 Western Sierra Bancorp. /1/                                 1,500                  47,460
                                                                                16,665,602
COMMERCIAL SERVICE-FINANCE (0.14%)
 Century Business Services /1/                              20,700                  73,692
 Dollar Financial /1/                                        8,700                  88,218
 NCO Group /1/                                               4,900                  91,287
                                                                                   253,197
COMMERCIAL SERVICES (0.39%)
 Arbitron                                                    6,200                 262,384
 Magellan Health Services /1/                                4,800                 163,488
 TeleTech Holdings /1/                                      27,200                 285,600
 Vertrue /1/                                                   600                  18,246
                                                                                   729,718
COMMUNICATIONS SOFTWARE (0.17%)
 Inter-Tel                                                  16,400                 312,256
COMPUTER SERVICES (0.73%)
 BISYS Group /1/                                            20,200                 285,224
 CACI International /1/                                      4,900                 304,388
 CIBER /1/                                                  25,400                 197,612
 Perot Systems /1/                                          30,100                 380,163
 Sykes Enterprises /1/                                      12,100                  84,700
 Tyler Technologies /1/                                     16,200                  93,636
                                                                                 1,345,723
COMPUTERS (0.22%)
 Gateway /1/                                                30,900                 105,369
 palmOne /1/                                                14,500                 310,735
                                                                                   416,104
COMPUTERS-INTEGRATED SYSTEMS (0.48%)
 Agilysys                                                   22,000                 290,840
 Intergraph /1/                                              3,800                 112,366
 McData /1/                                                 39,300                 121,044
 MTS Systems                                                 6,900                 199,824
 RadiSys /1/                                                 7,000                  98,000
 Silicon Graphics /1/                                       95,300                  74,334
                                                                                   896,408
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (0.43%)
                                                                              $
 Hutchison Technology /1/                                   13,000                 481,520
 Komag /1/                                                   7,900                 185,808
 Quantum /1/                                                44,800                 107,520
 Silicon Storage Technology /1/                             11,900                  31,178
                                                                                   806,026
COMPUTERS-PERIPHERAL EQUIPMENT (0.08%)
 Electronics for Imaging /1/                                 9,400                 154,348
CONSULTING SERVICES (0.25%)
 Charles River Associates /1/                                  700                  36,680
 Clark                                                       5,600                  77,560
 Gartner /1/                                                21,900                 184,836
 Maximus /1/                                                 1,400                  42,980
 PDI                                                         6,800                 125,052
                                                                                   467,108
CONSUMER PRODUCTS-MISCELLANEOUS (0.99%)
 American Greetings                                         29,400                 665,910
 CSS Industries                                                141                   4,578
 Spectrum Brands /1/                                        17,800                 648,632
 Tupperware                                                 20,400                 430,440
 Water Pik Technologies /1/                                  4,600                  86,572
                                                                                 1,836,132
CONTAINERS-METAL & GLASS (1.61%)
 Crown Holdings /1/                                         57,800                 869,890
 Greif Brothers                                             11,400                 790,818
 Silgan Holdings                                            21,700               1,327,606
                                                                                 2,988,314
DATA PROCESSING & MANAGEMENT (0.02%)
 infoUSA /1/                                                 4,000                  43,920
DECISION SUPPORT SOFTWARE (0.05%)
 NetIQ /1/                                                   8,600                  92,192
DIAGNOSTIC EQUIPMENT (0.10%)
 NEUROMetrix /1/                                            16,300                 187,287
DISTRIBUTION-WHOLESALE (1.10%)
 Aviall /1/                                                 27,100                 792,675
 Brightpoint /1/                                             7,400                 156,288
 Building Material Holding                                   6,600                 362,604
 United Stationers /1/                                      12,300                 518,814
 Watsco                                                      4,900                 212,611
                                                                                 2,042,992
DIVERSIFIED MANUFACTURING OPERATIONS (1.44%)
 A.O. Smith                                                  8,300                 236,550
 Actuant /1/                                                 7,600                 323,684
 Acuity Brands                                              17,800                 425,598
 Ameron International                                        4,800                 158,448
 Barnes Group                                               21,400                 615,250
 ESCO Technologies /1/                                       4,600                 337,272
 Griffon /1/                                                12,400                 237,956
 Jacuzzi Brands /1/                                         36,000                 325,800
                                                                                 2,660,558
DIVERSIFIED OPERATIONS (0.32%)
 Walter Industries                                          17,400                 596,820
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.05%)
                                                                              $
 Volt Information Sciences /1/                               4,800                  94,944
E-COMMERCE-SERVICES (0.06%)
 Homestore.com /1/                                          55,800                 109,368
E-MARKETING-INFORMATION (0.08%)
 aQuantive /1/                                              11,700                 129,870
 E.piphany /1/                                               7,600                  23,332
                                                                                   153,202
ELECTRIC-INTEGRATED (3.88%)
 Avista                                                     11,100                 186,369
 Black Hills                                                 6,600                 226,248
 CH Energy Group                                             6,900                 294,285
 Cleco                                                      14,800                 302,216
 CMS Energy /1/                                            116,000               1,498,720
 El Paso Electric /1/                                       34,500                 673,095
 Idacorp                                                    10,900                 294,082
 PNM Resources                                              32,500                 898,625
 Sierra Pacific Resources /1/                              116,000               1,255,120
 UIL Holdings                                                2,600                 133,484
 UniSource Energy                                           45,800               1,431,250
                                                                                 7,193,494
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.75%)
 Bel Fuse                                                    7,000                 187,950
 Benchmark Electronics /1/                                  17,450                 471,848
 CTS                                                        23,700                 250,035
 DSP Group /1/                                               8,600                 207,260
 Stoneridge /1/                                             18,400                 183,632
 Sypris Solutions                                            8,700                  91,089
                                                                                 1,391,814
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.25%)
 Actel /1/                                                   4,900                  68,747
 ESS Technology /1/                                          3,600                  13,824
 Integrated Silicon Solution /1/                            11,900                  76,874
 Lattice Semiconductor /1/                                  23,100                 105,336
 ON Semiconductor /1/                                       25,300                  87,032
 Skyworks Solutions /1/                                     20,900                 109,516
                                                                                   461,329
ELECTRONIC DESIGN AUTOMATION (0.00%)
 Magma Design Automation /1/                                   900                   5,526
ELECTRONIC MEASUREMENT INSTRUMENTS (0.19%)
 Analogic                                                    7,900                 329,509
 Trimble Navigation /1/                                        500                  17,210
                                                                                   346,719
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.18%)
 EMCOR Group /1/                                             1,400                  62,552
 URS /1/                                                     9,000                 276,750
                                                                                   339,302
ENTERPRISE SOFTWARE & SERVICE (0.13%)
 Hyperion Solutions /1/                                        500                  20,335
 ManTech International /1/                                   7,000                 168,350
 Manugistics Group /1/                                      13,200                  21,648
 SYNNEX /1/                                                  1,400                  21,126
                                                                                   231,459
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
ENVIRONMENTAL CONSULTING & ENGINEERING (0.01%)
                                                                              $
 Tetra Tech /1/                                              1,500                  15,885
ENVIRONMENTAL MONITORING & DETECTION (0.17%)
 Mine Safety Appliances                                      8,600                 307,020
FINANCE-CONSUMER LOANS (0.39%)
 World Acceptance /1/                                       28,100                 715,145
FINANCE-CREDIT CARD (0.43%)
 Advanta                                                    14,700                 360,885
 CompuCredit /1/                                            10,900                 288,741
 Metris /1/                                                 12,600                 152,712
                                                                                   802,338
FINANCE-INVESTMENT BANKER & BROKER (0.34%)
 Greenhill                                                     500                  15,750
 Investment Technology Group /1/                            11,300                 214,813
 Knight Trading Group /1/                                   26,200                 220,866
 LaBranche /1/                                              10,500                  69,825
 Piper Jaffray /1/                                           4,100                 113,365
                                                                                   634,619
FINANCE-MORTGAGE LOAN/BANKER (0.79%)
 Accredited Home Lenders Holding /1/                         9,000                 357,570
 American Home Mortgage Investment                          33,821               1,105,947
                                                                                 1,463,517
FOOD-BAKING (0.11%)
 Flowers Foods                                               6,850                 197,554
FOOD-MISCELLANEOUS/DIVERSIFIED (0.72%)
 Chiquita Brands International                              29,100                 728,955
 Corn Products International                                14,800                 325,896
 J & J Snack Foods                                             700                  34,265
 Ralcorp Holdings /1/                                        6,000                 237,720
 Sensient Technologies                                         600                  12,006
                                                                                 1,338,842
FOOD-RETAIL (0.14%)
 Great Atlantic & Pacific Tea /1/                            9,800                 153,664
 Pathmark Stores /1/                                        13,200                 101,904
                                                                                   255,568
FOOD-WHOLESALE & DISTRIBUTION (0.08%)
 Nash Finch                                                  4,300                 152,091
FUNERAL SERVICE & RELATED ITEMS (0.31%)
 Alderwoods Group /1/                                       12,400                 161,820
 Stewart Enterprises /1/                                    77,300                 417,420
                                                                                   579,240
GARDEN PRODUCTS (0.55%)
 Toro                                                       24,600               1,016,472
GAS-DISTRIBUTION (4.40%)
 Atmos Energy                                               22,800                 599,640
 Energen                                                    18,800               1,164,660
 New Jersey Resources                                       29,800               1,292,128
 Northwest Natural                                           3,700                 131,350
 South Jersey Industries                                    16,800                 913,080
 Southern Union /1/                                         42,825               1,025,230
 Southwest Gas                                              33,600                 822,192
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (CONTINUED)
                                                                              $
 Southwestern Energy /1/                                    37,500               2,203,125
                                                                                 8,151,405
HOME FURNISHINGS (0.13%)
 Furniture Brands International                              4,900                  94,962
 Kimball International                                      12,400                 141,236
                                                                                   236,198
HOSPITAL BEDS & EQUIPMENT (0.01%)
 Invacare                                                      500                  20,480
HOTELS & MOTELS (0.19%)
 LaSalle Hotel Properties                                   11,600                 352,408
HUMAN RESOURCES (0.11%)
 Spherion /1/                                               37,400                 209,814
IDENTIFICATION SYSTEM-DEVELOPMENT (0.21%)
 Checkpoint Systems /1/                                     11,700                 185,211
 Paxar /1/                                                  11,000                 197,120
                                                                                   382,331
INDUSTRIAL AUTOMATION & ROBOTS (0.08%)
 UNOVA /1/                                                   7,825                 138,972
INSTRUMENTS-CONTROLS (0.20%)
 Watts Industries                                           11,800                 368,750
INTERNET CONNECTIVE SERVICES (0.03%)
 Redback Networks /1/                                       11,800                  63,248
INTERNET CONTENT-INFORMATION & NEWS (0.10%)
 Harris Interactive /1/                                      8,000                  33,280
 ProQuest /1/                                                4,900                 158,956
                                                                                   192,236
INTERNET FINANCIAL SERVICES (0.00%)
 eSpeed /1/                                                  1,000                   8,640
INTERNET INCUBATORS (0.01%)
 Safeguard Scientifics /1/                                  18,700                  24,310
INTERNET INFRASTRUCTURE SOFTWARE (0.01%)
 AsiaInfo Holdings /1/                                       4,800                  23,328
INTERNET SECURITY (0.01%)
 Internet Security Systems /1/                                 700                  13,615
INVESTMENT COMPANIES (0.34%)
 Technology Investment Capital                              43,174                 634,226
LASERS-SYSTEMS & COMPONENTS (0.06%)
 Electro Scientific Industries /1/                           6,900                 114,057
LEISURE & RECREATION PRODUCTS (0.09%)
 K2 /1/                                                     13,400                 170,448
LIFE & HEALTH INSURANCE (1.45%)
 AmerUs Group                                               19,300                 907,293
 Delphi Financial Group                                     28,350               1,177,092
 Phoenix                                                     8,500                  96,305
 UICI                                                       13,600                 315,792
 Universal American Financial /1/                           11,800                 197,650
                                                                                 2,694,132
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
LINEN SUPPLY & RELATED ITEMS (0.56%)
                                                                              $
 Angelica                                                   28,500                 768,930
 UniFirst                                                    7,000                 262,080
                                                                                 1,031,010
MACHINERY TOOLS & RELATED PRODUCTS (0.26%)
 Kennametal                                                  5,700                 258,210
 Regal Beloit                                                8,500                 224,825
                                                                                   483,035
MACHINERY-CONSTRUCTION & MINING (1.34%)
 Astec Industries /1/                                        4,400                 102,520
 JLG Industries                                             51,000               1,039,380
 Joy Global                                                 30,200               1,022,874
 Terex /1/                                                   8,300                 310,254
                                                                                 2,475,028
MACHINERY-GENERAL INDUSTRY (1.15%)
 Applied Industrial Technologies                            65,250               1,820,475
 Gardner Denver /1/                                            500                  18,270
 Kadant /1/                                                    500                   8,600
 Sauer-Danfoss                                              13,600                 268,872
 Tecumseh Products                                             700                  24,318
                                                                                 2,140,535
MACHINERY-MATERIAL HANDLING (0.31%)
 Cascade                                                     7,700                 242,550
 NACCO Industries                                            3,200                 333,280
                                                                                   575,830
MACHINERY-PUMPS (0.11%)
 Flowserve /1/                                               7,500                 208,200
MEDICAL IMAGING SYSTEMS (0.10%)
 CTI Molecular Imaging /1/                                   7,400                 151,922
 Palatin Technologies /1/                                   20,200                  34,340
                                                                                   186,262
MEDICAL INFORMATION SYSTEM (0.33%)
 Computer Programs & Systems                                 8,800                 277,992
 Per-Se Technologies /1/                                    21,100                 328,316
                                                                                   606,308
MEDICAL INSTRUMENTS (0.43%)
 Conmed /1/                                                 19,000                 564,680
 Kyphon /1/                                                  8,700                 227,505
 SurModics /1/                                                 200                   7,214
                                                                                   799,399
MEDICAL LASER SYSTEMS (0.21%)
 LCA-Vision                                                  9,900                 387,981
MEDICAL PRODUCTS (0.12%)
 PSS World Medical /1/                                      20,500                 228,780
MEDICAL STERILIZATION PRODUCT (0.10%)
 Steris /1/                                                  8,000                 189,440
MEDICAL-BIOMEDICAL/GENE (0.59%)
 Alexion Pharmaceuticals /1/                                 9,700                 201,178
 Bio-Rad Laboratories /1/                                    5,100                 246,534
 Celera Genomics Group /1/                                   7,700                  70,840
 Cell Genesys /1/                                            5,200                  24,232
 Cytokinetics /1/                                           15,600                  76,596
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
                                                                              $
 Encysive Pharmaceuticals /1/                                4,800                  46,848
 Genelabs Technologies /1/                                  72,645                  30,511
 Human Genome Sciences /1/                                  18,900                 195,426
 Telik /1/                                                  12,591                 203,974
                                                                                 1,096,139
MEDICAL-DRUGS (0.25%)
 Adolor /1/                                                 14,123                 125,553
 Auxilium Pharmaceuticals /1/                               12,800                  61,568
 Rigel Pharmaceuticals /1/                                   9,000                 154,350
 Valeant Pharmaceuticals International                       6,200                 128,650
                                                                                   470,121
MEDICAL-GENERIC DRUGS (0.06%)
 Alpharma                                                   12,100                 114,224
MEDICAL-HMO (0.02%)
 Sierra Health Services /1/                                    700                  45,283
MEDICAL-HOSPITALS (0.05%)
 LifePoint Hospitals /1/                                     2,054                  91,318
MEDICAL-NURSING HOMES (0.42%)
 Kindred Healthcare /1/                                     23,700                 779,730
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.12%)
 Gentiva Health Services /1/                                 7,400                 144,892
 Res-Care /1/                                                5,100                  72,879
                                                                                   217,771
METAL PROCESSORS & FABRICATION (1.24%)
 CIRCOR International                                        8,300                 197,623
 Commercial Metals                                          33,800                 862,238
 NN                                                         20,300                 254,765
 Quanex                                                     19,550                 986,493
                                                                                 2,301,119
METAL PRODUCTS-FASTENERS (0.05%)
 Penn Engineering & Manufacturing /1/                        4,800                  86,928
MISCELLANEOUS INVESTING (12.27%)
 Affordable Residential Communities                         24,800                 316,944
 Alexandria Real Estate Equities                             6,800                 467,976
 American Financial Realty Trust                            76,600               1,174,278
 Anthracite Capital                                         76,600                 851,026
 Capital Automotive                                         25,700                 873,286
 Capital Trust                                               6,800                 229,024
 CarrAmerica Realty                                         71,700               2,368,968
 Equity Inns                                                55,200                 621,552
 FelCor Lodging Trust /1/                                   31,900                 390,456
 Gables Residential Trust                                   32,800               1,202,120
 Government Properties Trust                                22,000                 216,920
 IMPAC Mortgage Holdings                                    30,300                 555,096
 Innkeepers USA Trust                                       62,300                 826,721
 Lexington Corporate Properties Trust                       60,100               1,381,098
 LTC Properties                                             31,400                 576,504
 Maguire Properties                                         22,700                 578,850
 Meristar Hospitality /1/                                   98,000                 671,300
 MFA Mortgage Investments                                   23,226                 166,763
 Mid-America Apartment Communities                          40,500               1,548,315
 National Health Investors                                  36,900                 966,780
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                              $
 New Century Financial                                       6,850                 311,332
 NovaStar Financial                                          9,000                 321,300
 Parkway Properties                                          8,600                 392,160
 Pennsylvania Real Estate Invest Trust                      25,300               1,066,395
 Prentiss Properties Trust                                  26,500                 880,330
 RAIT Investment Trust                                      33,600                 911,568
 Saul Centers                                               18,100                 606,350
 Senior Housing Properties Trust                            38,000                 657,400
 Sun Communities                                            16,000                 557,600
 Taubman Centers                                            11,500                 340,400
 Urstadt Biddle Properties                                   4,600                  68,448
 Ventas                                                     24,400                 658,312
                                                                                22,755,572
MULTI-LINE INSURANCE (0.03%)
 United Fire & Casualty                                      1,400                  47,432
MUSIC (0.15%)
 Steinway Musical Instruments /1/                            9,100                 274,911
NETWORKING PRODUCTS (0.62%)
 Adaptec /1/                                                47,300                 173,118
 Anixter International /1/                                  11,500                 424,580
 Black Box                                                   8,500                 276,420
 Hypercom /1/                                                7,300                  36,208
 SafeNet /1/                                                 8,252                 230,643
                                                                                 1,140,969
NON-HOTEL GAMBLING (0.25%)
 Argosy Gaming /1/                                           6,900                 316,986
 Isle of Capri Casinos /1/                                   6,200                 149,792
                                                                                   466,778
OFFICE AUTOMATION & EQUIPMENT (0.20%)
 Global Imaging Systems /1/                                    500                  17,345
 Imagistics International /1/                               13,000                 349,050
                                                                                   366,395
OFFICE SUPPLIES & FORMS (0.27%)
 John H. Harland                                            13,900                 500,400
OIL & GAS DRILLING (0.24%)
 TODCO /1/                                                  20,000                 445,000
OIL COMPANY-EXPLORATION & PRODUCTION (2.43%)
 Cimarex Energy /1/                                          7,900                 280,450
 Comstock Resources /1/                                     15,800                 399,740
 Denbury Resources /1/                                      25,600                 812,544
 Energy Partners /1/                                         8,700                 198,882
 Houston Exploration /1/                                     8,700                 443,178
 Magnum Hunter Resources /1/                                46,000                 663,780
 Stone Energy /1/                                           11,400                 512,316
 Swift Energy /1/                                           13,600                 358,088
 Vintage Petroleum                                          29,000                 837,810
                                                                                 4,506,788
OIL FIELD MACHINERY & EQUIPMENT (0.15%)
 Lone Star Technologies /1/                                  7,000                 272,580
OIL REFINING & MARKETING (0.64%)
 Tesoro Petroleum /1/                                       31,400               1,191,316
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (0.78%)
                                                                              $
 Cal Dive International /1/                                  3,100                 137,888
 Hanover Compressor /1/                                      8,600                  89,182
 Oceaneering International /1/                               6,900                 226,389
 Oil States International /1/                               20,300                 412,293
 RPC                                                        22,700                 330,058
 Universal Compression Holdings /1/                          6,900                 242,190
                                                                                 1,438,000
OIL-US ROYALTY TRUSTS (0.00%)
 TEL Offshore Trust                                            667                   4,902
PAPER & RELATED PRODUCTS (0.60%)
 Chesapeake                                                  8,600                 167,012
 Pope & Talbot                                               7,700                 100,485
 Rock-Tenn                                                   7,900                  80,185
 Schweitzer-Mauduit International                           19,400                 566,868
 Wausau-Mosinee Paper                                       15,500                 205,685
                                                                                 1,120,235
PHARMACEUTICALS (0.04%)
 Cubist Pharmaceuticals /1/                                  9,000                  81,450
PHYSICIAN PRACTICE MANAGEMENT (0.45%)
 Pediatrix Medical Group /1/                                12,300                 837,507
POULTRY (0.10%)
 Sanderson Farms                                             5,100                 184,824
PRINTING-COMMERCIAL (0.03%)
 Banta                                                         700                  29,148
 Consolidated Graphics /1/                                     700                  32,130
                                                                                    61,278
PRIVATE CORRECTIONS (0.17%)
 GEO Group /1/                                              12,300                 322,998
PROPERTY & CASUALTY INSURANCE (3.11%)
 Argonaut Group /1/                                         20,300                 399,301
 Baldwin & Lyons                                               725                  18,089
 Direct General                                              8,000                 142,080
 Infinity Property & Casualty                                9,700                 314,765
 LandAmerica Financial Group                                13,100                 649,760
 Midland                                                     7,300                 229,220
 Navigators Group /1/                                          800                  25,600
 NYMAGIC                                                     4,300                  97,825
 PMA Capital /1/                                            73,100                 518,279
 ProAssurance /1/                                              800                  30,008
 RLI                                                         4,800                 205,920
 Safety Insurance Group                                     13,100                 372,302
 Selective Insurance Group                                  13,100                 578,365
 State Auto Financial                                        5,800                 157,992
 Stewart Information Services                               23,100                 832,062
 Zenith National Insurance                                  20,900               1,201,959
                                                                                 5,773,527
PUBLISHING-BOOKS (0.31%)
 Scholastic /1/                                             16,600                 578,510
PUBLISHING-NEWSPAPERS (0.21%)
 Journal Register /1/                                        6,800                 107,576
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
PUBLISHING-NEWSPAPERS (CONTINUED)
                                                                              $
 Pulitzer                                                    4,500                 286,425
                                                                                   394,001
PUBLISHING-PERIODICALS (0.06%)
 Primedia /1/                                               24,400                 107,848
REAL ESTATE MANAGEMENT & SERVICES (0.19%)
 Jones Lang LaSalle /1/                                      9,300                 348,750
RENTAL-AUTO & EQUIPMENT (0.61%)
 Aaron Rents                                                17,700                 388,692
 Dollar Thrifty Automotive Group /1/                        16,000                 541,600
 Rent-Way /1/                                               25,200                 196,560
                                                                                 1,126,852
RESEARCH & DEVELOPMENT (0.00%)
 PAREXEL International /1/                                     100                   1,823
RESORTS & THEME PARKS (0.04%)
 Six Flags /1/                                              20,800                  81,120
RETAIL-APPAREL & SHOE (2.06%)
 Aeropostale /1/                                            13,400                 374,262
 Brown Shoe                                                  8,700                 268,830
 Burlington Coat Factory Warehouse                          15,700                 432,535
 Charming Shoppes /1/                                       84,700                 630,168
 Dress Barn /1/                                             12,000                 206,400
 Genesco /1/                                                 8,500                 218,705
 Kenneth Cole Productions                                    7,800                 233,844
 Men's Wearhouse /1/                                         9,100                 375,557
 Payless ShoeSource /1/                                     21,400                 292,324
 Stage Stores /1/                                           11,700                 442,494
 Too /1/                                                    14,800                 340,548
                                                                                 3,815,667
RETAIL-AUTO PARTS (0.12%)
 CSK Auto /1/                                               14,600                 226,446
RETAIL-AUTOMOBILE (0.62%)
 Asbury Automotive Group /1/                                40,300                 553,722
 Lithia Motors                                              15,500                 382,230
 Sonic Automotive                                            4,300                  84,581
 United Auto Group                                           4,700                 133,198
                                                                                 1,153,731
RETAIL-BEDDING (0.01%)
 Linens 'N Things /1/                                          500                  11,665
RETAIL-COMPUTER EQUIPMENT (0.16%)
 Insight Enterprises /1/                                     8,400                 152,040
 PC Connection /1/                                           3,100                  17,856
 Systemax /1/                                               18,300                 132,858
                                                                                   302,754
RETAIL-CONVENIENCE STORE (0.15%)
 Casey's General Stores                                      7,900                 133,352
 Pantry /1/                                                  4,300                 137,686
                                                                                   271,038
RETAIL-DISCOUNT (0.38%)
 ShopKo Stores /1/                                          29,600                 709,216
                                                Shares

                                                Held                             Value

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COMMON STOCKS (CONTINUED)
RETAIL-FABRIC STORE (0.14%)
                                                                              $
 Jo-Ann Stores /1/                                          10,035                 253,886
RETAIL-HYPERMARKETS (0.08%)
 Smart & Final /1/                                          15,700                 155,430
RETAIL-JEWELRY (0.07%)
 Movado Group                                                7,900                 126,953
RETAIL-PAWN SHOPS (0.33%)
 Cash America International                                 41,000                 608,850
RETAIL-PETROLEUM PRODUCTS (0.02%)
 World Fuel Services                                         1,500                  37,500
RETAIL-RESTAURANTS (1.04%)
 Jack in the Box /1/                                        16,100                 588,616
 Landry's Seafood Restaurants                               32,000                 832,000
 O'Charley's /1/                                            10,200                 203,388
 Papa John's International /1/                               6,800                 233,104
 Ryan's Restaurant Group /1/                                 4,900                  62,132
                                                                                 1,919,240
RETAIL-SPORTING GOODS (0.01%)
 Sports Authority /1/                                          977                  25,988
RETAIL-VIDEO RENTAL (0.02%)
 Movie Gallery                                               1,200                  32,436
RUBBER-TIRES (0.41%)
 Goodyear Tire & Rubber /1/                                 63,300                 751,371
SAVINGS & LOANS-THRIFTS (2.77%)
 BankAtlantic Bancorp                                       31,100                 530,566
 Commercial Capital Bancorp.                                 4,626                  73,044
 Commercial Federal                                          7,100                 185,381
 Dime Community Bancshares                                  14,250                 211,470
 First Financial Holdings                                    4,200                 111,804
 First Niagara Financial Group                              57,330                 718,918
 FirstFed Financial /1/                                      5,400                 273,402
 Flagstar Bancorp.                                          16,300                 310,352
 ITLA Capital /1/                                              700                  32,130
 MAF Bancorp                                                13,349                 539,033
 Ocwen Financial /1/                                        19,200                 139,776
 Partners Trust Financial Group                             11,000                 111,760
 Sterling Financial                                         11,750                 296,805
 Sterling Financial /1/                                     30,062                 982,727
 TierOne                                                    11,900                 277,032
 WSFS Financial                                              6,800                 347,684
                                                                                 5,141,884
SEISMIC DATA COLLECTION (0.24%)
 Veritas DGC /1/                                            17,700                 453,120
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.16%)
 Emulex /1/                                                  7,500                 116,475
 Exar /1/                                                    5,300                  67,257
 Standard Microsystems /1/                                   5,300                  74,995
 Vitesse Semiconductor /1/                                  19,000                  39,520
                                                                                   298,247
SEMICONDUCTOR EQUIPMENT (0.32%)
 Axcelis Technologies /1/                                   30,600                 190,026
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (CONTINUED)
                                                                              $
 Cohu                                                        7,000                 124,950
 Credence Systems /1/                                        3,100                  19,499
 MKS Instruments /1/                                         4,600                  68,080
 Photronics /1/                                             12,100                 192,390
                                                                                   594,945
STEEL PIPE & TUBE (0.40%)
 NS Group /1/                                                8,800                 253,088
 Valmont Industries                                         21,000                 488,460
                                                                                   741,548
STEEL PRODUCERS (1.22%)
 AK Steel Holding /1/                                       41,600                 301,600
 Reliance Steel & Aluminum                                  22,000                 830,060
 Ryerson Tull                                                4,900                  51,205
 Schnitzer Steel Industries                                  5,300                 130,539
 Steel Dynamics                                             35,000                 951,300
                                                                                 2,264,704
TELECOMMUNICATION EQUIPMENT (0.12%)
 Arris Group /1/                                            12,000                  91,080
 Ditech Communications /1/                                   9,800                 110,838
 North Pittsburgh Systems                                      700                  12,656
                                                                                   214,574
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.14%)
 Broadwing /1/                                              14,700                  54,096
 C-COR.net /1/                                              12,300                  81,303
 MRV Communications /1/                                     30,900                  59,019
 Sycamore Networks /1/                                      21,700                  72,912
                                                                                   267,330
TELECOMMUNICATION SERVICES (0.82%)
 Commonwealth Telephone Enterprises /1/                      4,900                 227,654
 ITC DeltaCom /1/                                           40,000                  23,200
 MasTec /1/                                                 28,800                 194,400
 Premiere Global Services /1/                               91,600                 989,280
 Time Warner Telecom /1/                                    22,300                  90,761
                                                                                 1,525,295
TELEPHONE-INTEGRATED (0.60%)
 Cincinnati Bell /1/                                       119,500                 478,000
 CT Communications                                          29,800                 342,104
 General Communication /1/                                  15,700                 132,508
 Primus Telecommunications Group /1/                        27,700                  41,827
 Talk America Holdings /1/                                  13,200                 113,652
                                                                                 1,108,091
TELEVISION (0.04%)
 Sinclair Broadcast Group                                    9,200                  70,472
THERAPEUTICS (0.67%)
 AtheroGenics /1/                                           16,526                 177,489
 AVANIR Pharmaceuticals /1/                                136,000                 413,440
 Cypress Bioscience /1/                                     29,900                 307,970
 United Therapeutics /1/                                     7,100                 340,729
                                                                                 1,239,628
TOBACCO (0.88%)
 DIMON                                                      44,000                 261,800
 Universal                                                  29,900               1,364,935
                                                                                 1,626,735
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOYS (0.34%)
                                                                              $
 Jakks Pacific /1/                                          33,300                 625,707
TRANSPORT-EQUIPMENT & LEASING (0.66%)
 AMERCO /1/                                                  4,400                 202,136
 Gatx                                                       20,200                 660,944
 Greenbrier                                                  5,400                 157,680
 Interpool                                                  10,200                 203,388
                                                                                 1,224,148
TRANSPORT-MARINE (0.37%)
 Overseas Shipholding Group                                 12,000                 677,160
TRANSPORT-RAIL (0.41%)
 Genesee & Wyoming /1/                                      19,700                 472,406
 RailAmerica /1/                                            28,400                 293,088
                                                                                   765,494
TRANSPORT-SERVICES (0.13%)
 Offshore Logistics /1/                                      8,600                 249,142
TRANSPORT-TRUCK (0.77%)
 Arkansas Best                                               4,400                 138,732
 Covenant Transport /1/                                      7,500                 100,650
 Overnite                                                   12,100                 362,758
 SCS Transportation /1/                                     19,400                 296,626
 Swift Transportation /1/                                    5,300                 113,049
 U.S. Xpress Enterprises /1/                                10,900                 121,644
 USF                                                           700                  29,841
 Werner Enterprises                                         14,225                 264,301
                                                                                 1,427,601
TRAVEL SERVICES (0.09%)
 Navigant International /1/                                 13,400                 166,294
WATER (0.16%)
 American States Water                                       4,900                 124,460
 California Water Service Group                              4,900                 162,729
                                                                                   287,189
WEB PORTALS (0.29%)
 Earthlink /1/                                              46,100                 423,198
 United Online /1/                                          12,000                 105,480
                                                                                   528,678
WIRE & CABLE PRODUCTS (0.15%)
 Encore Wire /1/                                            13,650                 124,215
 General Cable /1/                                          11,900                 144,585
                                                                                   268,800
WIRELESS EQUIPMENT (0.02%)
 REMEC /1/                                                   7,200                  35,640
                                              TOTAL COMMON STOCKS              179,946,294

                                                Principal

                                                Amount                           Value

-------------------------------------------------------------------------------------------------
TREASURY BONDS (0.23%)
 U.S. Treasury /2/
                                                           $                  $
  1.88%; 11/30/05                                          435,000                 431,738
                                             TOTAL TREASURY BONDS                  431,738
                                                                              ------------

                             TOTAL PORTFOLIO INVESTMENTS (97.28%)              180,378,032
CASH AND RECEIVABLES, NET OF LIABILITIES (2.72%)                                 5,049,872
                                       TOTAL NET ASSETS (100.00%)             $185,427,904
                                                                              --------------

   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain (Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
18 Russell 2000    Buy        $5,390,486    $5,228,100    $(162,386)
June 2005
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $431,738 or 0.23% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 25,975,458
Unrealized Depreciation                       (11,899,437)
                                             ------------
Net Unrealized Appreciation (Depreciation)     14,076,021
Cost for federal income tax purposes         $166,302,011

                    INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                     Percentage of
                                                               Total Value
--------------------------------------------------------------------------------
 Financial                         $ 58,037,792                     31.27%
 Industrial                          30,938,119                     16.67
 Consumer, Cyclical                  24,403,700                     13.15
 Consumer,
 Non-cyclical                        16,659,274                      8.98
 Utilities                           13,428,963                      7.23
 Energy                              10,514,831                      5.66
 Basic Materials                      9,816,577                      5.29
 Communications                       8,037,698                      4.33
 Technology                           7,512,520                      4.05
 Futures Contracts                    5,228,100                      2.82
 Diversified                            596,820                      0.32
 Government                             431,738                      0.23
                TOTAL              $185,606,132                    100.00%
                                 ------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                        PARTNERS SMALLCAP VALUE FUND II
                           APRIL 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (100.01%)
ADVERTISING SERVICES (0.00%)
                                                                        $
 EMAK Worldwide /1/                                      100                 1,041
AEROSPACE & DEFENSE (0.38%)
 Esterline Technologies /1/                            3,400               109,888
 Herley Industries /1/                                 3,200                58,016
                                                                           167,904
AEROSPACE & DEFENSE EQUIPMENT (0.78%)
 AAR /1/                                               7,100               104,583
 Ducommun /1/                                          2,100                37,485
 Fairchild /1/                                         4,700                11,092
 HEICO                                                 1,100                20,878
 Kaman                                                 4,800                61,824
 SIFCO Industries /1/                                    700                 2,674
 Triumph Group /1/                                     3,500               108,955
                                                                           347,491
AGRICULTURAL OPERATIONS (0.06%)
 Andersons                                               900                24,327
 Griffin Land & Nurseries /1/                            102                 2,550
                                                                            26,877
AIRLINES (1.60%)
 Alaska Air Group /1/                                  6,000               160,020
 Continental Airlines /1/                             14,700               174,048
 Frontier Airlines /1/                                 7,500                72,825
 MAIR Holdings /1/                                     4,300                38,786
 Mesa Air Group /1/                                    6,100                32,513
 Midwest Express Holdings /1/                          2,500                 5,000
 Skywest                                              12,700               229,616
                                                                           712,808
APPAREL MANUFACTURERS (1.42%)
 Ashworth /1/                                          2,800                30,772
 Cutter & Buck                                         1,900                25,612
 G-III Apparel Group /1/                               1,500                11,460
 Haggar                                                1,400                27,160
 Hampshire Group /1/                                     344                13,767
 Hartmarx /1/                                          4,700                40,561
 Kellwood                                              6,100               155,794
 Phillips-Van Heusen                                   6,500               168,220
 Russell                                               7,200               126,072
 Superior Uniform Group                                1,600                18,160
 Tandy Brands Accessories                              1,300                18,135
                                                                           635,713
APPLIANCES (0.03%)
 Applica /1/                                           5,000                11,650
 Salton /1/                                            2,000                 2,400
                                                                            14,050
APPLICATIONS SOFTWARE (0.64%)
 Keane /1/                                            13,700               163,030
 PalmSource /1/                                        3,084                27,417
 ScanSoft /1/                                         23,400                94,068
                                                                           284,515
AUDIO & VIDEO PRODUCTS (0.02%)
 Cobra Electronics /1/                                 1,000                 8,460
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.02%)
                                                                        $
 Collins Industries                                    1,300                 7,007
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.45%)
 American Axle & Manufacturing Holdings                9,300               185,628
 Collins & Aikman /1/                                 13,300                10,906
 Dura Automotive Systems /1/                           4,100                14,268
 Hayes Lemmerz International /1/                       3,000                16,110
 Modine Manufacturing                                  7,700               208,516
 Superior Industries International                     5,900               119,947
 Tower Automotive /1/                                  9,100                 1,001
 Visteon                                              25,700                89,950
                                                                           646,326
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.15%)
 Aftermarket Technology /1/                            1,900                29,374
 Standard Motor Products                               4,100                37,228
                                                                            66,602
BATTERIES & BATTERY SYSTEMS (0.19%)
 Wilson Greatbatch Technologies /1/                    4,500                86,310
BEVERAGES-WINE & SPIRITS (0.03%)
 Todhunter International /1/                           1,100                14,850
BROADCASTING SERVICES & PROGRAMMING (0.32%)
 4 Kids Entertainment /1/                              1,100                22,176
 Gray Television                                       9,000               118,350
 Medialink Worldwide /1/                               1,300                 4,771
                                                                           145,297
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.11%)
 International Aluminum                                  900                27,675
 NCI Building Systems /1/                                400                12,968
 Patrick Industries /1/                                1,000                 9,200
                                                                            49,843
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.20%)
 Insituform Technologies /1/                           5,876                87,611
BUILDING PRODUCTS-AIR & HEATING (0.17%)
 Comfort Systems /1/                                   8,600                61,404
 Mestek /1/                                              600                13,536
                                                                            74,940
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.58%)
 Texas Industries                                      4,900               226,282
 U.S. Concrete /1/                                     5,600                33,712
                                                                           259,994
BUILDING PRODUCTS-LIGHT FIXTURES (0.08%)
 Catalina Lighting /1/                                   600                 5,400
 LSI Industries                                        2,600                31,382
                                                                            36,782
BUILDING-HEAVY CONSTRUCTION (0.50%)
 Washington Group International /1/                    5,400               223,722
BUILDING-MAINTENANCE & SERVICE (0.02%)
 Integrated Electrical Services /1/                    7,500                11,250
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.62%)
 Cavco Industries /1/                                  1,400                37,100
 Coachmen Industries                                   3,300                37,917
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (CONTINUED)
                                                                        $
 Modtech Holdings /1/                                  2,500                20,025
 Monaco Coach                                          5,300                75,154
 National RV Holdings /1/                              2,100                20,076
 Palm Harbor Homes /1/                                 4,976                84,791
                                                                           275,063
BUILDING-RESIDENTIAL & COMMERCIAL (1.04%)
 Amrep                                                 1,400                34,020
 Dominion Homes /1/                                    2,600                36,244
 M/I Homes                                             2,800               127,960
 WCI Communities /1/                                   9,500               266,285
                                                                           464,509
BUSINESS TO BUSINESS-E COMMERCE (0.32%)
 Agile Software /1/                                   11,700                76,869
 Ariba /1/                                             7,300                44,092
 ePlus /1/                                             2,000                21,900
                                                                           142,861
CAPACITORS (0.30%)
 American Technical Ceramics /1/                       1,700                15,402
 Kemet /1/                                            19,000               118,750
                                                                           134,152
CELLULAR TELECOMMUNICATIONS (0.51%)
 Boston Communications Group /1/                       3,500                19,460
 Price Communications /1/                             12,400               210,552
                                                                           230,012
CHEMICALS-FIBERS (0.01%)
 Wellman                                                 300                 3,228
CHEMICALS-OTHER (0.01%)
 CPAC                                                  1,000                 5,020
CHEMICALS-PLASTICS (0.50%)
 A. Schulman                                           6,700               111,890
 Spartech                                              5,800               112,926
                                                                           224,816
CHEMICALS-SPECIALTY (1.88%)
 American Pacific /1/                                  1,500                11,700
 H.B. Fuller                                           6,300               191,016
 Minerals Technologies                                 4,000               261,280
 NewMarket /1/                                         3,400                50,490
 OM Group /1/                                          6,200               136,028
 Penford                                               1,800                25,920
 Stepan                                                1,500                32,340
 Terra Industries /1/                                 20,425               132,150
                                                                           840,924
CIRCUIT BOARDS (0.19%)
 Merix /1/                                             3,900                30,654
 Park Electrochemical                                  1,000                22,150
 SBS Technologies /1/                                  3,472                32,672
                                                                            85,476
COLLECTIBLES (0.33%)
 Action Performance                                    4,300                45,537
 Boyds Collection /1/                                 11,800                29,146
 Department 56 /1/                                     1,500                19,560
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COLLECTIBLES (CONTINUED)
                                                                        $
 Topps                                                 6,352                54,754
                                                                           148,997
COMMERCIAL BANKS (3.35%)
 1st Source                                            4,600               101,660
 AmeriServ Financial /1/                               3,900                21,060
 Banc /1/                                                900                 8,865
 Banner                                                2,400                59,880
 Community Bank System                                 6,400               141,632
 First Bank of Delaware /1/                            1,240                 4,278
 First Indiana                                           500                12,400
 First Merchants                                       3,700                94,054
 FNB Financial Services                                1,200                26,532
 Irwin Financial                                       6,000               120,420
 Republic First Bancorp. /1/                           1,240                17,472
 Simmons First National                                2,900                68,788
 Sun Bancorp. /1/                                      4,005                80,140
 Susquehanna Bancshares                               10,262               215,810
 UMB Financial                                         4,800               259,824
 Umpqua Holdings                                       9,250               205,535
 WesBanco                                              2,100                56,427
                                                                         1,494,777
COMMERCIAL SERVICE-FINANCE (0.40%)
 Century Business Services /1/                        16,726                59,545
 NCO Group /1/                                         6,378               118,822
                                                                           178,367
COMMERCIAL SERVICES (1.38%)
 Central Parking                                       7,700               125,895
 Forrester Research /1/                                4,300                64,242
 Kendle International /1/                              2,900                34,307
 Mac-Gray /1/                                          2,200                18,832
 Mercury Air Group                                       600                 2,088
 Perceptron /1/                                        1,400                 9,940
 Plexus /1/                                            8,300               100,513
 Quanta Services /1/                                  25,500               203,490
 Sourcecorp /1/                                        3,200                57,120
                                                                           616,427
COMMUNICATIONS SOFTWARE (0.05%)
 Captaris /1/                                          5,700                20,862
COMPUTER AIDED DESIGN (0.12%)
 MSC.Software /1/                                      5,100                54,315
COMPUTER DATA SECURITY (0.02%)
 SCM Microsystems /1/                                  2,700                 8,370
COMPUTER SERVICES (0.68%)
 CIBER /1/                                            13,200               102,696
 iGate /1/                                             7,100                27,335
 Inforte                                               2,200                 6,930
 Pomeroy Computer Resources /1/                        2,700                36,423
 Sykes Enterprises /1/                                 8,600                60,200
 Tier Technologies /1/                                 6,900                50,922
 Tripos /1/                                            1,800                 6,660
 Xanser /1/                                            4,800                12,912
                                                                           304,078
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (0.78%)
                                                                        $
 Agilysys                                              5,600                74,032
 Brooktrout /1/                                        2,800                27,552
 Cray /1/                                              9,400                20,116
 Echelon /1/                                           8,963                56,377
 McData /1/                                           17,800                54,824
 NetScout Systems /1/                                  6,800                25,058
 NYFIX /1/                                             6,500                34,385
 RadiSys /1/                                           4,000                56,000
                                                                           348,344
COMPUTERS-MEMORY DEVICES (1.05%)
 Advanced Digital Information /1/                     14,000                96,740
 Ciprico /1/                                           1,000                 4,750
 Datalink /1/                                          1,600                 3,552
 Iomega /1/                                            8,500                24,820
 Maxtor /1/                                           32,500               157,625
 Overland Storage /1/                                  3,100                32,860
 Quantum /1/                                          40,000                96,000
 Silicon Storage Technology /1/                        6,800                17,816
 SimpleTech /1/                                        9,200                34,316
                                                                           468,479
COMPUTERS-PERIPHERAL EQUIPMENT (0.53%)
 Electronics for Imaging /1/                          11,873               194,955
 Franklin Electronic Publishers /1/                    1,100                 3,960
 InFocus /1/                                           6,000                21,600
 Printronix                                            1,200                16,800
                                                                           237,315
COMPUTERS-VOICE RECOGNITION (0.01%)
 Cognitronics /1/                                      1,100                 3,652
CONSULTING SERVICES (0.48%)
 Analex /1/                                            1,500                 4,725
 Clark                                                 3,900                54,015
 First Consulting Group /1/                            5,500                29,590
 Franklin Covey /1/                                    3,100                11,749
 FTI Consulting /1/                                    3,400                75,072
 Management Network Group /1/                          6,900                13,041
 Maximus /1/                                             900                27,630
                                                                           215,822
CONSUMER PRODUCTS-MISCELLANEOUS (0.32%)
 Central Garden & Pet /1/                                200                 8,318
 CSS Industries                                        2,500                81,175
 Russ Berrie                                           4,200                54,306
                                                                           143,799
CONTAINERS-PAPER & PLASTIC (0.46%)
 Longview Fibre /1/                                   11,200               206,976
CRYSTAL & GIFTWARE (0.04%)
 Enesco Group /1/                                      3,000                16,830
DATA PROCESSING & MANAGEMENT (0.08%)
 Pegasystems /1/                                       7,200                37,656
DECISION SUPPORT SOFTWARE (0.29%)
 NetIQ /1/                                            12,000               128,640
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIAGNOSTIC KITS (0.05%)
                                                                        $
 Quidel /1/                                            5,100                22,032
DIRECT MARKETING (0.07%)
 SITEL /1/                                            10,000                17,400
 Traffix                                               2,700                13,527
                                                                            30,927
DISPOSABLE MEDICAL PRODUCTS (0.08%)
 Microtek Medical Holdings /1/                         9,472                35,520
DISTRIBUTION-WHOLESALE (0.34%)
 Advanced Marketing Services                           3,300                14,850
 Bell Microproducts /1/                                5,100                40,800
 Handleman                                             4,600                79,810
 Industrial Distribution Group /1/                     1,900                16,454
 InfoSonics /1/                                          300                   729
 Strategic Distribution /1/                              100                 1,065
                                                                           153,708
DIVERSIFIED MANUFACTURING OPERATIONS (2.14%)
 A.O. Smith                                            4,700               133,950
 American Biltrite /1/                                   700                 6,335
 Ameron International                                  1,800                59,418
 Bairnco                                                 900                 9,612
 Bell Industries /1/                                   1,400                 3,892
 EnPro Industries /1/                                  4,200               105,630
 Federal Signal                                       10,600               148,718
 Lydall /1/                                            3,400                30,396
 Myers Industries                                      7,610                73,132
 Tredegar                                              8,500               138,210
 Trinity Industries                                   10,500               245,175
                                                                           954,468
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.04%)
 Viad                                                    700                18,025
E-COMMERCE-SERVICES (0.10%)
 Pegasus Solutions /1/                                 4,200                44,898
E-MARKETING-INFORMATION (0.11%)
 E.piphany /1/                                        15,400                47,278
E-SERVICES-CONSULTING (0.08%)
 Keynote Systems /1/                                   2,800                30,660
 SumTotal Systems /1/                                  1,000                 4,790
                                                                            35,450
EDUCATIONAL SOFTWARE (0.08%)
 PLATO Learning /1/                                    5,100                37,383
ELECTRICAL COMPONENTS & EQUIPMENT (0.17%)
 Power-One /1/                                        18,600                77,748
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.31%)
 Benchmark Electronics /1/                             9,200               248,768
 Blonder Tongue Laboratories /1/                       1,700                 4,947
 CTS                                                   7,700                81,235
 Cubic                                                 2,400                42,216
 IntriCon /1/                                          1,100                 2,266
 OSI Systems /1/                                       3,200                45,440
 Planar Systems /1/                                    3,200                24,672
 Sparton /1/                                           1,680                16,464
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-MISCELLANEOUS (CONTINUED)
                                                                        $
 Stoneridge /1/                                        4,700                46,906
 Sypris Solutions                                      3,600                37,692
 Technitrol /1/                                        2,800                36,344
                                                                           586,950
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.58%)
 Actel /1/                                             5,500                77,165
 Advanced Power Technology /1/                           200                 1,460
 Alliance Semiconductor /1/                            7,400                11,692
 Applied Micro Circuits /1/                           70,600               188,502
 Bookham /1/                                           7,400                22,200
 ESS Technology /1/                                    7,900                30,336
 Integrated Silicon Solution /1/                       7,300                47,158
 Lattice Semiconductor /1/                            25,000               114,000
 Richardson Electronics                                2,800                25,200
 Skyworks Solutions /1/                               12,600                66,024
 Three-Five Systems /1/                                4,300                 3,354
 White Electronic Designs /1/                          4,900                23,863
 Zoran /1/                                             9,100                96,278
                                                                           707,232
ELECTRONIC CONNECTORS (0.09%)
 Innovex /1/                                           4,000                13,404
 Woodhead Industries                                   2,300                26,703
                                                                            40,107
ELECTRONIC MEASUREMENT INSTRUMENTS (0.52%)
 Aehr Test Systems /1/                                 1,600                 4,144
 Analogic                                              2,900               120,959
 Molecular Devices /1/                                 3,760                71,064
 Zygo /1/                                              3,800                35,644
                                                                           231,811
ELECTRONIC PARTS DISTRIBUTION (0.04%)
 NU Horizons Electronics /1/                           2,800                17,052
ELECTRONIC SECURITY DEVICES (0.03%)
 CompuDyne /1/                                         1,800                10,440
 Vicon Industries /1/                                    900                 3,186
                                                                            13,626
ELECTRONICS-MILITARY (0.01%)
 Merrimac Industries /1/                                 600                 5,460
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.97%)
 EMCOR Group /1/                                       3,400               151,912
 URS /1/                                               9,200               282,900
                                                                           434,812
ENTERPRISE SOFTWARE & SERVICE (0.20%)
 JDA Software Group /1/                                6,142                62,894
 Manugistics Group /1/                                 2,500                 4,100
 Pervasive Software /1/                                4,900                22,638
                                                                            89,632
ENVIRONMENTAL CONSULTING & ENGINEERING (0.07%)
 TRC /1/                                               2,300                31,786
FINANCE-AUTO LOANS (0.10%)
 Bay View Capital                                      1,100                17,578
 Consumer Portfolio Services /1/                       4,200                21,420
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)
                                                                        $
 First Investors Financial Services /1/                  800                 3,800
                                                                            42,798
FINANCE-CREDIT CARD (0.32%)
 Advanta                                                 400                 9,024
 Advanta                                                 900                22,095
 Metris /1/                                            9,300               112,716
                                                                           143,835
FINANCE-INVESTMENT BANKER & BROKER (1.01%)
 Knight Trading Group /1/                             24,100               203,163
 LaBranche /1/                                        11,500                76,475
 Piper Jaffray /1/                                     4,600               127,190
 Stifel Financial /1/                                  1,300                26,377
 SWS Group                                             1,200                17,520
                                                                           450,725
FINANCE-LEASING COMPANY (0.01%)
 MicroFinancial /1/                                    1,600                 5,712
FINANCIAL GUARANTEE INSURANCE (0.33%)
 Triad Guaranty /1/                                    2,900               145,899
FISHERIES (0.07%)
 Zapata /1/                                            4,000                33,200
FOOD-BAKING (0.03%)
 Tasty Baking                                          1,500                12,030
FOOD-FLOUR & GRAIN (0.06%)
 MGP Ingredients                                       3,223                28,298
FOOD-MISCELLANEOUS/DIVERSIFIED (1.69%)
 American Italian Pasta                                3,700                87,542
 Cal-Maine Foods                                       1,700                11,679
 Chiquita Brands International                         9,000               225,450
 Golden Enterprises                                      700                 2,660
 Hain Celestial Group /1/                              7,673               136,196
 John B. Sanfilippo & Son /1/                          1,726                38,766
 M&F Worldwide /1/                                     3,400                43,350
 Sensient Technologies                                10,400               208,104
                                                                           753,747
FOOD-RETAIL (0.51%)
 Fresh Brands                                            800                 5,008
 Ingles Markets                                          600                 7,758
 Pathmark Stores /1/                                   6,300                48,636
 Weis Markets                                          4,300               162,970
 Winn-Dixie Stores                                     5,400                 5,778
                                                                           230,150
FOOD-WHOLESALE & DISTRIBUTION (0.54%)
 Performance Food Group /1/                            8,900               239,321
FOOTWEAR & RELATED APPAREL (0.13%)
 LaCrosse Footwear /1/                                 1,200                14,700
 Steven Madden /1/                                     2,604                41,352
                                                                            56,052
FUNERAL SERVICE & RELATED ITEMS (0.53%)
 Alderwoods Group /1/                                  8,600               112,230
 Carriage Services /1/                                 3,800                22,800
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FUNERAL SERVICE & RELATED ITEMS (CONTINUED)
                                                                        $
 Stewart Enterprises /1/                              18,700               100,980
                                                                           236,010
GAS-DISTRIBUTION (0.34%)
 South Jersey Industries                               2,800               152,180
GOLF (0.41%)
 Callaway Golf                                        16,800               181,104
HEALTH CARE COST CONTAINMENT (0.19%)
 Hooper Holmes                                        20,800                76,128
 IntegraMed America /1/                                  700                 7,490
                                                                            83,618
HOME FURNISHINGS (1.12%)
 Bassett Furniture Industries                          2,300                45,172
 Chromcraft Revington /1/                              1,100                13,585
 Flexsteel Industries                                  1,100                16,179
 Furniture Brands International                       11,700               226,746
 Kimball International                                 5,400                61,506
 La-Z-Boy                                             11,500               136,160
                                                                           499,348
HOTELS & MOTELS (0.27%)
 Arlington Hospitality /1/                               700                 1,281
 Interstate Hotels & Resorts /1/                       5,000                22,400
 Marcus                                                4,000                76,600
 ShoLodge /1/                                            900                 3,420
 Westcoast Hospitality /1/                             2,300                15,870
                                                                           119,571
HOUSEWARES (0.12%)
 National Presto Industries                            1,400                54,600
HUMAN RESOURCES (1.59%)
 CDI                                                   3,900                86,229
 Cross Country Healthcare /1/                          6,700               107,937
 Edgewater Technology /1/                              2,200                 9,306
 Kelly Services                                        7,055               185,264
 Medical Staffing Network Holdings /1/                 6,000                33,480
 MPS Group /1/                                        22,400               178,976
 On Assignment /1/                                     4,800                20,640
 RCM Technologies /1/                                  2,400                10,800
 Spherion /1/                                         13,500                75,735
 Westaff /1/                                             800                 2,840
                                                                           711,207
IDENTIFICATION SYSTEM-DEVELOPMENT (0.46%)
 Checkpoint Systems /1/                                3,000                47,490
 Paxar /1/                                             8,700               155,904
                                                                           203,394
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.01%)
 Rockford /1/                                          1,900                 5,510
INDUSTRIAL AUTOMATION & ROBOTS (0.07%)
 Gerber Scientific /1/                                 4,700                33,276
INSTRUMENTS-CONTROLS (0.03%)
 Spectrum Control /1/                                  2,300                15,410
INSTRUMENTS-SCIENTIFIC (0.04%)
 Meade Instruments /1/                                 4,000                11,840
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSTRUMENTS-SCIENTIFIC (CONTINUED)
                                                                        $
 OI /1/                                                  600                 5,406
                                                                            17,246
INTERNET APPLICATION SOFTWARE (0.42%)
 Apropos Technology /1/                                3,900                 9,321
 Interwoven /1/                                        9,000                69,480
 Raindance Communications /1/                         11,600                25,520
 Stellent /1/                                          5,400                38,070
 Verity /1/                                            5,300                43,460
                                                                           185,851
INTERNET CONNECTIVE SERVICES (0.07%)
 PC-Tel /1/                                            4,154                30,075
INTERNET CONTENT-INFORMATION & NEWS (0.13%)
 Harris Interactive /1/                               13,500                56,160
INTERNET FINANCIAL SERVICES (0.13%)
 InsWeb /1/                                            1,000                 2,850
 Net.B@nk                                              6,800                55,828
                                                                            58,678
INTERNET INCUBATORS (0.01%)
 Safeguard Scientifics /1/                             3,600                 4,680
INTERNET SECURITY (0.33%)
 ActivCard /1/                                         8,800                46,024
 SonicWall /1/                                        15,700                80,698
 WatchGuard Technologies /1/                           6,700                21,708
                                                                           148,430
INTERNET TELEPHONY (0.04%)
 Net2Phone /1/                                         9,800                17,052
INTIMATE APPAREL (0.12%)
 Warnaco Group /1/                                     2,300                51,658
INVESTMENT COMPANIES (0.44%)
 MCG Capital                                          10,403               160,518
 Medallion Financial                                   3,700                36,001
                                                                           196,519
LASERS-SYSTEMS & COMPONENTS (0.69%)
 Coherent /1/                                          6,300               202,104
 Electro Scientific Industries /1/                     6,292               104,007
                                                                           306,111
LEISURE & RECREATION PRODUCTS (0.30%)
 K2 /1/                                               10,500               133,560
LIFE & HEALTH INSURANCE (2.00%)
 Ceres Group /1/                                       7,639                41,556
 Citizens /1/                                          3,400                17,680
 Delphi Financial Group                                6,100               253,272
 FBL Financial Group                                   6,100               159,820
 Great American Financial Resources                    3,400                54,026
 Penn Treaty American /1/                              6,500                14,560
 Phoenix                                              20,900               236,797
 Presidential Life                                     6,496                94,257
 Standard Management /1/                               1,700                 3,264
 UICI                                                    800                18,576
                                                                           893,808
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LINEN SUPPLY & RELATED ITEMS (0.08%)
                                                                        $
 UniFirst                                              1,000                37,440
MACHINERY TOOLS & RELATED PRODUCTS (0.27%)
 Hardinge                                              1,400                20,790
 Regal Beloit                                          3,700                97,865
                                                                           118,655
MACHINERY-FARM (0.16%)
 Alamo Group                                           2,000                38,300
 Gehl /1/                                              1,100                31,570
                                                                            69,870
MACHINERY-GENERAL INDUSTRY (0.89%)
 Applied Industrial Technologies                       6,550               182,745
 Kadant /1/                                            3,100                53,320
 Robbins & Myers                                       3,200                69,760
 Tecumseh Products                                     2,700                93,798
                                                                           399,623
MACHINERY-PRINT TRADE (0.59%)
 Imation                                               7,500               261,525
MEDICAL INFORMATION SYSTEM (0.12%)
 NDCHealth                                             2,900                44,283
 NWH                                                     600                 8,796
                                                                            53,079
MEDICAL INSTRUMENTS (0.24%)
 Bruker BioSciences /1/                               19,160                62,462
 Compex Technologies /1/                               2,500                 8,675
 Conmed /1/                                            1,200                35,664
                                                                           106,801
MEDICAL PRODUCTS (0.37%)
 ATS Medical /1/                                       5,600                20,608
 Caliper Life Sciences /1/                             4,800                27,792
 Hanger Orthopedic Group /1/                           1,100                 6,424
 Kewaunee Scientific                                     300                 2,253
 Misonix /1/                                             767                 4,211
 North American Scientific /1/                         1,300                 3,965
 Osteotech /1/                                         3,400                 8,772
 SONIC Innovations /1/                                 4,700                20,539
 Span-America Medical Systems                            500                 5,470
 SRI/Surgical Express /1/                              1,500                 6,525
 Synovis Life Technologies /1/                         2,100                18,312
 Zoll Medical /1/                                      1,700                38,658
                                                                           163,529
MEDICAL-BIOMEDICAL/GENE (0.76%)
 Arena Pharmaceuticals /1/                             7,700                41,426
 Avigen /1/                                            4,300                14,233
 Cambrex                                               5,500               104,500
 Cell Genesys /1/                                      7,300                34,018
 CuraGen /1/                                          10,500                32,550
 Gene Logic /1/                                        6,000                17,100
 Harvard Bioscience /1/                                6,100                22,936
 Maxygen /1/                                           5,692                42,747
 Oscient Pharmaceuticals /1/                           6,000                12,000
 Vical /1/                                             4,200                15,876
                                                                           337,386
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (0.06%)
                                                                        $
 Accelrys /1/                                          5,100                26,367
MEDICAL-GENERIC DRUGS (0.18%)
 Alpharma                                              8,300                78,352
MEDICAL-HOSPITALS (0.09%)
 Medcath /1/                                           1,500                41,475
MEDICAL-NURSING HOMES (0.51%)
 Genesis HealthCare /1/                                4,200               167,580
 Kindred Healthcare /1/                                1,900                62,510
                                                                           230,090
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.10%)
 Air Methods /1/                                       1,900                13,623
 American Shared Hospital Services                       800                 4,320
 National Home Health Care                               500                 6,190
 Pediatric Services of America /1/                     1,600                20,896
                                                                            45,029
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.05%)
 D&K Healthcare Resources                              3,130                24,258
METAL PROCESSORS & FABRICATION (0.51%)
 Ampco-Pittsburgh                                      2,000                24,460
 CIRCOR International                                  3,300                78,573
 Intermet                                                100                    17
 Ladish /1/                                            2,000                24,100
 Metals USA /1/                                        4,100                60,024
 NN                                                    1,800                22,590
 Wolverine Tube /1/                                    2,500                16,250
                                                                           226,014
METAL PRODUCTS-FASTENERS (0.14%)
 Eastern                                                 800                17,800
 Penn Engineering & Manufacturing /1/                  2,400                43,464
                                                                            61,264
METAL-IRON (0.29%)
 Gibraltar Industries                                  6,150               129,211
MISCELLANEOUS MANUFACTURERS (0.16%)
 Applied Films /1/                                     3,000                71,730
MOTION PICTURES & SERVICES (0.03%)
 Zomax /1/                                             5,200                11,960
MRI-MEDICAL DIAGNOSTIC IMAGING (0.03%)
 Radiologix /1/                                        3,400                11,526
MULTI-LINE INSURANCE (0.91%)
 Alfa                                                 17,642               243,107
 Atlantic American /1/                                 3,300                 9,867
 Horace Mann Educators                                 9,400               153,972
                                                                           406,946
MULTIMEDIA (0.23%)
 Entravision Communications /1/                       13,100               103,097
MUSIC (0.11%)
 Steinway Musical Instruments /1/                      1,600                48,336
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (1.77%)
                                                                        $
 3Com /1/                                             83,700               263,655
 Adaptec /1/                                          15,000                54,900
 Aeroflex /1/                                         11,958                94,827
 Avici Systems /1/                                     2,700                11,502
 Black Box                                             3,500               113,820
 Hypercom /1/                                         10,400                51,584
 Performance Technologies /1/                          2,600                15,132
 SafeNet /1/                                           5,300               148,135
 Stratos International /1/                             2,700                10,800
 Zhone Technologies /1/                               11,500                24,150
                                                                           788,505
NON-FERROUS METALS (0.70%)
 Brush Engineered Materials /1/                        1,000                14,310
 RTI International Metals /1/                          4,300                96,707
 USEC                                                 15,300               201,195
                                                                           312,212
NON-HAZARDOUS WASTE DISPOSAL (0.04%)
 Waste Industries USA                                  1,200                15,840
OFFICE AUTOMATION & EQUIPMENT (0.57%)
 Ikon Office Solutions                                29,500               255,175
OFFICE FURNISHINGS-ORIGINAL (0.13%)
 Falcon Products /1/                                     600                    30
 Interface /1/                                        10,051                60,306
                                                                            60,336
OFFICE SUPPLIES & FORMS (0.12%)
 Nashua /1/                                              900                 8,442
 Standard Register                                     3,700                46,139
                                                                            54,581
OIL & GAS (0.54%)
 Spinnaker Exploration /1/                             7,500               240,075
OIL COMPANY-EXPLORATION & PRODUCTION (1.13%)
 Callon Petroleum /1/                                  3,900                53,001
 Meridian Resource /1/                                 6,300                25,452
 Stone Energy /1/                                      5,900               265,146
 Swift Energy /1/                                      6,200               163,246
                                                                           506,845
OIL FIELD MACHINERY & EQUIPMENT (0.02%)
 Bolt Technology /1/                                   1,100                 6,732
 Lufkin Industries                                        34                 1,000
 NATCO Group /1/                                         100                 1,051
                                                                             8,783
OIL REFINING & MARKETING (0.20%)
 Adams Resources & Energy                                900                14,616
 Giant Industries /1/                                  2,900                75,719
                                                                            90,335
OIL-FIELD SERVICES (1.54%)
 Hanover Compressor /1/                               18,200               188,734
 Matrix Service /1/                                    2,800                10,892
 Newpark Resources /1/                                 5,300                31,853
 Seacor Smit /1/                                       3,700               210,937
 Universal Compression Holdings /1/                    7,000               245,700
                                                                           688,116
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-US ROYALTY TRUSTS (0.00%)
                                                                        $
 TEL Offshore Trust                                       96                   703
OPTICAL RECOGNITION EQUIPMENT (0.05%)
 Digimarc /1/                                          4,200                21,294
PAPER & RELATED PRODUCTS (2.03%)
 Buckeye Technologies /1/                              8,200                64,780
 Caraustar Industries /1/                              6,000                53,640
 Chesapeake                                            3,900                75,738
 Glatfelter                                            9,700               115,721
 Pope & Talbot                                         1,300                16,965
 Potlatch                                              6,400               302,272
 Rock-Tenn                                             5,400                54,810
 Schweitzer-Mauduit International                      3,000                87,660
 Wausau-Mosinee Paper                                 10,300               136,681
                                                                           908,267
PHARMACY SERVICES (0.08%)
 Curative Health Services /1/                          5,300                 8,374
 BioScrip /1/                                          4,700                26,273
                                                                            34,647
PHYSICIAN PRACTICE MANAGEMENT (0.10%)
 OCA /1/                                              10,500                42,630
PIPELINES (0.14%)
 TransMontaigne /1/                                    9,100                64,337
POLLUTION CONTROL (0.01%)
 Catalytica Energy Systems /1/                         3,300                 6,270
POWER CONVERTER & SUPPLY EQUIPMENT (0.12%)
 C&D Technologies                                      1,800                12,654
 Distributed Energy Systems /1/                        7,400                19,388
 Magnetek /1/                                          5,700                20,634
                                                                            52,676
PRINTING-COMMERCIAL (0.08%)
 Bowne                                                 1,800                23,436
 Champion Industries                                   1,500                 5,925
 Outlook Group                                           700                 5,257
                                                                            34,618
PRIVATE CORRECTIONS (0.08%)
 Cornell /1/                                           2,900                34,220
PROPERTY & CASUALTY INSURANCE (4.57%)
 21st Century Insurance Group                         18,800               247,784
 American Physicians Capital /1/                       1,500                46,545
 Argonaut Group /1/                                    5,800               114,086
 BancInsurance /1/                                       600                 3,240
 CNA Surety /1/                                        8,000               105,120
 Donegal Group                                         2,766                51,558
 FPIC Insurance Group /1/                              2,100                58,086
 Harleysville Group                                    6,711               139,522
 Infinity Property & Casualty                          4,300               139,535
 Investors Title                                         100                 3,501
 LandAmerica Financial Group                           4,000               198,400
 Meadowbrook Insurance Group /1/                       6,100                32,513
 Navigators Group /1/                                  2,600                83,200
 NYMAGIC                                               2,000                45,500
 Ohio Casualty /1/                                         1                    23
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
 PMA Capital /1/                                       6,600            $   46,794
 RLI                                                   4,700               201,630
 RTW /1/                                               1,100                10,703
 SCPIE Holdings                                        2,000                22,000
 Selective Insurance Group                             5,800               256,070
 State Auto Financial                                  1,200                32,688
 Stewart Information Services                          3,800               136,876
 Unico American /1/                                    1,100                11,110
 United America Indemnity /1/                          2,404                43,320
 Vesta Insurance Group                                 4,800                11,760
                                                                         2,041,564
PUBLISHING-BOOKS (0.22%)
 Scholastic /1/                                        2,800                97,580
RACETRACKS (0.03%)
 Dover Motorsports                                     3,300                15,081
RADIO (0.84%)
 Cumulus Media /1/                                    12,527               162,600
 Emmis Communications /1/                              6,700               103,381
 Radio One /1/                                         4,890                63,668
 Regent Communications /1/                             8,500                45,220
                                                                           374,869
REAL ESTATE MANAGEMENT & SERVICES (0.01%)
 Kennedy-Wilson /1/                                      700                 6,195
REAL ESTATE OPERATOR & DEVELOPER (0.26%)
 Avatar Holdings /1/                                   1,700                82,535
 BF Enterprises /1/                                       10                    84
 Californina Coastal Communities /1/                   1,200                35,136
                                                                           117,755
RENTAL-AUTO & EQUIPMENT (0.65%)
 Dollar Thrifty Automotive Group /1/                   5,600               189,560
 Electro Rent /1/                                      5,200                62,608
 Rent-Way /1/                                            300                 2,340
 United Rentals /1/                                    1,900                34,941
                                                                           289,449
RESEARCH & DEVELOPMENT (0.19%)
 Albany Molecular Research /1/                         7,000                66,045
 Discovery Partners International /1/                  5,500                17,600
                                                                            83,645
RESORTS & THEME PARKS (0.54%)
 Bluegreen /1/                                         6,100                84,607
 Six Flags /1/                                        20,500                79,950
 Vail Resorts /1/                                      2,900                75,023
                                                                           239,580
RESPIRATORY PRODUCTS (0.02%)
 Allied Healthcare Products /1/                        1,600                 9,392
RETAIL-APPAREL & SHOE (2.34%)
 Brown Shoe                                            3,800               117,420
 Burlington Coat Factory Warehouse                     9,400               258,970
 Charlotte Russe Holding /1/                           3,100                33,139
 Charming Shoppes /1/                                 26,200               194,928
 Mothers Work /1/                                      1,000                11,850
 Payless ShoeSource /1/                               11,500               157,090
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (CONTINUED)
 Shoe Carnival /1/                                     4,900            $   93,443
 Stage Stores /1/                                      3,600               136,152
 Syms /1/                                              2,300                27,600
 United Retail Group /1/                               2,600                13,000
                                                                         1,043,592
RETAIL-AUTO PARTS (0.39%)
 Coast Distribution System                               700                 4,375
 PEP Boys-Manny, Moe & Jack                           12,100               171,578
                                                                           175,953
RETAIL-AUTOMOBILE (1.51%)
 Group 1 Automotive /1/                                5,200               130,780
 Lithia Motors                                         3,100                76,446
 Rush Enterprises /1/                                  3,300                48,279
 Sonic Automotive                                      6,500               127,855
 United Auto Group                                    10,200               289,068
                                                                           672,428
RETAIL-BEDDING (0.50%)
 Linens 'N Things /1/                                  9,500               221,635
RETAIL-BOOKSTORE (0.05%)
 Books-A-Million                                       2,800                21,112
RETAIL-COMPUTER EQUIPMENT (0.63%)
 GTSI /1/                                              1,800                16,596
 Insight Enterprises /1/                              10,959               198,358
 PC Connection /1/                                     5,500                31,680
 Systemax /1/                                          4,800                34,848
                                                                           281,482
RETAIL-CONSUMER ELECTRONICS (0.04%)
 Rex Stores /1/                                          400                 5,348
 Tweeter Home Entertainment Group /1/                  3,600                13,176
                                                                            18,524
RETAIL-CONVENIENCE STORE (0.42%)
 Casey's General Stores                               11,000               185,680
RETAIL-DISCOUNT (0.60%)
 Big Lots /1/                                         24,800               252,464
 Duckwall-ALCO Stores /1/                                900                17,271
                                                                           269,735
RETAIL-FABRIC STORE (0.32%)
 Hancock Fabrics                                       3,000                17,760
 Jo-Ann Stores /1/                                     5,000               126,500
                                                                           144,260
RETAIL-HOME FURNISHINGS (0.07%)
 Bombay /1/                                            8,100                31,995
RETAIL-HYPERMARKETS (0.15%)
 Smart & Final /1/                                     6,800                67,320
RETAIL-JEWELRY (0.21%)
 Finlay Enterprises /1/                                1,900                22,572
 Lazare Kaplan International /1/                       1,200                10,740
 Movado Group                                          3,600                57,852
 Whitehall Jewellers /1/                                 100                   728
                                                                            91,892
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-LEISURE PRODUCTS (0.15%)
                                                                        $
 West Marine /1/                                       4,000                65,400
RETAIL-MAIL ORDER (0.34%)
 Blair                                                 1,700                55,862
 J. Jill Group /1/                                     4,432                55,577
 Sharper Image /1/                                     3,100                41,509
                                                                           152,948
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.10%)
 Hastings Entertainment /1/                            2,400                15,938
 PriceSmart /1/                                        4,055                27,574
                                                                            43,512
RETAIL-MUSIC STORE (0.05%)
 Trans World Entertainment /1/                         1,700                22,576
RETAIL-REGIONAL DEPARTMENT STORE (0.34%)
 Bon-Ton Stores                                        2,500                44,700
 Gottschalks /1/                                       2,700                29,835
 Retail Ventures /1/                                   7,500                75,600
                                                                           150,135
RETAIL-RESTAURANTS (1.41%)
 Bob Evans Farms                                       7,800               159,120
 Buca /1/                                              4,200                18,606
 Champps Entertainment /1/                             2,400                21,120
 J Alexander's /1/                                     1,100                 8,250
 Landry's Seafood Restaurants                          4,900               127,400
 Lone Star Steakhouse & Saloon                           200                 5,670
 Luby's /1/                                            4,800                36,240
 Main Street Restaurant Group /1/                      2,200                 5,522
 O'Charley's /1/                                       4,900                97,706
 Ryan's Restaurant Group /1/                           9,200               116,656
 Smith & Wollensky Restaurant Group /1/                1,900                10,735
 Worldwide Restaurant Concepts /1/                     3,800                23,902
                                                                           630,927
RETAIL-SPORTING GOODS (0.39%)
 Sport Chalet /1/                                      1,400                21,000
 Sports Authority /1/                                  5,700               151,620
                                                                           172,620
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.00%)
 AMS Health Sciences /1/                                 100                   220
RETIREMENT & AGED CARE (0.63%)
 Capital Senior Living /1/                             5,400                31,968
 Five Star Quality Care /1/                            2,400                14,760
 Sunrise Senior Living /1/                             4,600               235,704
                                                                           282,432
RUBBER & PLASTIC PRODUCTS (0.02%)
 Summa Industries                                        900                 8,397
RUBBER-TIRES (0.78%)
 Bandag                                                1,800                78,192
 Cooper Tire & Rubber                                 15,400               268,730
                                                                           346,922
SAVINGS & LOANS-THRIFTS (4.12%)
 Ameriana Bancorp.                                       700                 9,450
 BankUnited Financial                                  3,975                94,923
 Beverly Hills Bancorp.                                3,800                39,672
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                        $
 Brookline Bancorp.                                   13,200               198,000
 Camco Financial                                       1,500                20,250
 CFS Bancorp.                                          2,600                35,386
 Commercial Federal                                    8,600               224,546
 Cooperative Bankshares                                  900                16,650
 First Defiance Financial                                900                24,957
 First Federal Bancshares of Arkansas                    500                11,920
 First Niagara Financial Group                        10,200               127,908
 First Place Financial                                 3,044                53,361
 Flagstar Bancorp.                                    12,900               245,616
 HF Financial                                            800                17,800
 HMN Financial                                           200                 6,040
 MAF Bancorp                                           6,800               274,584
 MASSBANK                                                900                31,680
 Matrix Bancorp. /1/                                     800                 9,832
 Northeast Bancorp.                                      300                 5,937
 Ocwen Financial /1/                                  13,800               100,464
 Parkvale Financial /1/                                1,000                27,500
 Riverview Bancorp.                                      500                10,475
 Sound Federal Bancorp.                                2,769                42,477
 TierOne                                               4,022                93,632
 Timberland Bancorp.                                     700                16,184
 United Community Financial                            6,854                70,733
 Willow Grove Bancorp.                                 2,000                30,980
                                                                         1,840,957
SCHOOLS (0.00%)
 New Horizons Worldwide /1/                              700                 2,275
SEISMIC DATA COLLECTION (0.24%)
 Input/Output /1/                                     17,000               102,680
 Veritas DGC /1/                                         200                 5,120
                                                                           107,800
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.80%)
 Anadigics /1/                                         6,800                 9,792
 Atmel /1/                                            23,500                54,285
 Celeritek                                             2,600                 2,132
 Exar /1/                                              8,600               109,134
 Genesis Microchip /1/                                 7,400               105,894
 Integrated Device Technology /1/                     23,100               247,170
 Pericom Semiconductor /1/                             5,300                44,414
 Sipex /1/                                             2,400                 3,888
 Standard Microsystems /1/                             4,100                58,015
 Triquint Semiconductor /1/                           25,000                74,000
 Vitesse Semiconductor /1/                            45,300                94,224
                                                                           802,948
SEMICONDUCTOR EQUIPMENT (1.51%)
 Axcelis Technologies /1/                             12,900                80,109
 Credence Systems /1/                                 20,100               126,429
 Electroglas /1/                                       4,000                11,320
 FSI International /1/                                 4,500                14,850
 MKS Instruments /1/                                  11,900               176,120
 Nanometrics /1/                                       2,600                26,780
 Photronics /1/                                        7,200               114,480
 Rudolph Technologies /1/                              3,000                38,700
 Veeco Instruments /1/                                 6,300                83,853
                                                                           672,641
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SHIP BUILDING (0.05%)
                                                                        $
 Todd Shipyards                                        1,100                20,801
SOFTWARE (0.08%)
 Opnet Technologies /1/                                4,400                34,276
STEEL PIPE & TUBE (0.58%)
 Shaw Group /1/                                       14,100               254,787
 Webco Industries /1/                                  1,100                 6,457
                                                                           261,244
STEEL PRODUCERS (1.52%)
 Carpenter Technology                                  3,500               193,550
 Olympic Steel /1/                                     1,900                27,797
 Reliance Steel & Aluminum                             3,900               147,147
 Roanoke Electric Steel                                2,300                45,425
 Ryerson Tull                                          5,500                57,475
 Schnitzer Steel Industries                            4,500               110,835
 Shiloh Industries /1/                                 3,500                44,730
 Steel Technologies                                    2,600                49,894
                                                                           676,853
STEEL-SPECIALTY (0.04%)
 Universal Stainless & Alloy /1/                       1,100                16,005
SUGAR (0.06%)
 Imperial Sugar                                        2,100                27,867
TELECOMMUNICATION EQUIPMENT (0.28%)
 Anaren /1/                                            4,000                38,920
 Applied Innovation /1/                                3,200                12,256
 Communications Systems                                1,700                17,544
 Network Equipment Technologies /1/                    5,000                25,750
 Sunrise Telecom                                       2,200                 4,862
 Tollgrade Communications /1/                          2,000                14,120
 Wireless Telecom Group                                1,900                 4,845
 XETA Technologies /1/                                 1,500                 4,695
                                                                           122,992
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.52%)
 APA Optics /1/                                        2,500                 3,050
 C-COR.net /1/                                         4,300                28,423
 CIENA /1/                                             3,000                 6,900
 Sycamore Networks /1/                                57,400               192,864
                                                                           231,237
TELECOMMUNICATION SERVICES (0.21%)
 LCC International /1/                                 4,400                14,960
 Lightbridge /1/                                       5,600                33,992
 MasTec /1/                                              500                 3,375
 Time Warner Telecom /1/                              10,000                40,700
                                                                            93,027
TELECOMMUNICATIONS (0.26%)
 Newport /1/                                           8,600               118,250
TELEPHONE-INTEGRATED (1.04%)
 CT Communications                                     4,000                45,920
 D&E Communications                                    3,300                27,456
 Hector Communications                                   800                17,360
 IDT /1/                                               3,300                44,418
 IDT /1/                                              16,200               227,772
 SureWest Communications                               2,800                57,148
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                        $
 Talk America Holdings /1/                             5,400                46,494
                                                                           466,568
TELEVISION (0.56%)
 Acme Communications /1/                               3,500                14,423
 Liberty                                               3,900               141,414
 LIN Television /1/                                    6,000                93,540
                                                                           249,377
TEXTILE-APPAREL (0.18%)
 Perry Ellis International /1/                         1,800                36,018
 Tag-It Pacific /1/                                    3,600                12,636
 Unifi /1/                                            10,400                31,928
                                                                            80,582
TEXTILE-HOME FURNISHINGS (0.04%)
 Decorator Industries                                    600                 5,412
 Quaker Fabric                                         3,500                11,340
                                                                            16,752
TEXTILE-PRODUCTS (0.09%)
 Culp /1/                                                100                   470
 Dixie Group /1/                                       2,300                34,500
 Fab Industries /2/                                    1,100                 3,949
                                                                            38,919
THERAPEUTICS (0.25%)
 Dendreon /1/                                          9,500                43,890
 Neurogen /1/                                          7,572                46,416
 Theragenics /1/                                       6,000                21,060
                                                                           111,366
TOBACCO (0.65%)
 DIMON                                                10,000                59,500
 Universal                                             5,100               232,815
                                                                           292,315
TOYS (0.23%)
 Jakks Pacific /1/                                     5,500               103,345
TRANSPORT-AIR FREIGHT (0.01%)
 AirNet Systems /1/                                    1,100                 4,345
TRANSPORT-EQUIPMENT & LEASING (0.65%)
 Gatx                                                  8,400               274,848
 Willis Lease Finance /1/                              1,800                15,300
                                                                           290,148
TRANSPORT-MARINE (0.31%)
 GulfMark Offshore /1/                                 4,200                93,996
 International Shipholding /1/                           900                14,040
 Maritrans                                             1,600                29,600
                                                                           137,636
TRANSPORT-RAIL (0.81%)
 Genesee & Wyoming /1/                                   162                 3,885
 Kansas City Southern Industries /1/                  13,800               261,096
 Providence & Worcester Railroad                         900                12,258
 RailAmerica /1/                                       8,300                85,656
                                                                           362,895
TRANSPORT-SERVICES (0.30%)
 Offshore Logistics /1/                                4,700               136,159
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (0.16%)
                                                                        $
 Allied Holdings /1/                                   1,900                 1,824
 Covenant Transport /1/                                  600                 8,052
 SCS Transportation /1/                                3,093                47,292
 USA Truck /1/                                           796                15,044
                                                                            72,212
TRAVEL SERVICES (0.15%)
 Ambassadors International                             2,100                27,132
 Navigant International /1/                            3,100                38,471
                                                                            65,603
VITAMINS & NUTRITION PRODUCTS (0.09%)
 Natrol /1/                                            2,200                 6,666
 Omega Protein /1/                                     5,500                33,165
                                                                            39,831
WATER (0.14%)
 PICO Holdings /1/                                     2,600                62,634
WEB HOSTING & DESIGN (0.01%)
 Interland /1/                                         1,400                 2,646
WIRE & CABLE PRODUCTS (0.10%)
 Encore Wire /1/                                       4,900                44,590
WIRELESS EQUIPMENT (0.63%)
 Aether Systems /1/                                    9,684                32,344
 Audiovox /1/                                          1,600                21,856
 CalAmp /1/                                            4,500                24,795
 Carrier Access /1/                                    3,800                20,026


                                          Shares
                                          Held                         Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (CONTINUED)
 EMS Technologies /1/                              2,332            $    26,328
 Powerwave Technologies /1/                       21,930                158,335
                                                                        283,684
                                    TOTAL COMMON STOCKS              44,653,503
                                                                    -----------

                  TOTAL PORTFOLIO INVESTMENTS (100.01%)              44,653,503
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.01%)                        (5,939)
                             TOTAL NET ASSETS (100.00%)             $44,647,564
                                                                    --------------


/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,949 or 0.01% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 2,063,459
Unrealized Depreciation                       (4,920,301)
                                             -----------
Net Unrealized Appreciation (Depreciation)    (2,856,842)
Cost for federal income tax purposes         $47,510,345

                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                    Percentage of
                                                              Total Value
--------------------------------------------------------------------------------
 Consumer, Cyclical                $ 9,799,590                     21.95%
 Financial                           7,787,490                     17.44
 Industrial                          7,065,612                     15.82
 Consumer,
 Non-cyclical                        5,726,088                     12.82
 Technology                          4,836,091                     10.83
 Communications                      4,060,945                      9.10
 Basic Materials                     3,455,878                      7.74
 Energy                              1,706,995                      3.82
 Utilities                             214,814                      0.48
                TOTAL              $44,653,503                    100.00%
                                 -----------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.


                            SCHEDULE OF INVESTMENTS
                           PREFERRED SECURITIES FUND
                           APRIL 30, 2005 (UNAUDITED)

                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
PREFERRED STOCKS (77.84%)
                                                                                           -----
CELLULAR TELECOMMUNICATIONS (0.66%)
                                                                             $
 U.S. Cellular 7.50%                                       64,800               1,713,312
COMMERCIAL BANKS (5.29%)
 ASBC Capital I                                            11,300                 296,625
 Banco Santander Central Hispano                           80,000               2,030,720
 Banco Totta & Acores Finance                              44,930               1,189,243
 Banesto Holdings /1/                                      11,000                 339,970
 Banknorth Capital Trust II                                29,200                 770,296
 Chittenden Capital Trust I                                28,900                 762,671
 Compass Capital III                                       43,400               1,132,740
 Lincoln National Capital V                                26,400                 685,080
 Lincoln National Capital VI                              118,637               3,054,903
 National Commerce Capital Trust II                        34,500                 902,520
 Royal Bank of Scotland Group  5.75%                       20,000                 485,800
 Royal Bank of Scotland Group  6.40%                       55,555               1,430,541
 Royal Bank of Scotland Group  7.875%                       3,000                  78,750
 VNB Capital Trust I                                       19,700                 513,973
                                                                               13,673,832
DIVERSIFIED FINANCIAL SERVICES (4.22%)
 Citigroup Capital IX                                      60,000               1,492,200
 Citigroup Capital VII                                     34,700                 902,200
 Citigroup Capital VIII                                   146,615               3,769,472
 Citigroup Capital XI                                      90,000               2,232,000
 General Electric Capital  5.875%                          50,400               1,275,624
 General Electric Capital  6.10%                            8,100                 206,793
 Household Capital Trust VI                                18,300                 471,408
 Household Capital Trust VII                               21,300                 558,699
                                                                               10,908,396
ELECTRIC-INTEGRATED (3.50%)
 Consolidated Edison 7.25%                                  3,000                  79,230
 Consolidated Edison 7.50%                                  4,000                 104,320
 Dominion Resources                                        23,000               1,288,920
 Dominion Resources Capital Trust II                       10,500                 270,795
 DTE Energy Trust I                                        18,800                 486,920
 Energy East Capital Trust I                               12,400                 321,656
 Entergy Arkansas                                           2,400                  61,008
 Entergy Louisiana                                         52,500               1,388,100
 Entergy Mississippi                                       42,200               1,111,970
 FPL Group                                                 12,000                 748,680
 Georgia Power  5.70%                                      11,200                 278,656
 Georgia Power  5.90%                                      20,000                 495,000
 Mississippi Power                                         40,000                 990,000
 Northern States Power                                     13,200                 352,968
 Public Service Enterprise Group                            3,482                 257,668
 Tennessee Valley Authority                                21,700                 549,010
 Virginia Power Capital Trust II                            9,800                 255,094
                                                                                9,039,995
FIDUCIARY BANKS (0.07%)
 BNY Capital V                                              7,400                 180,930
FINANCE-CONSUMER LOANS (1.90%)
 HSBC Finance  6.00%                                       15,850                 395,299
 HSBC Finance  6.875%                                     117,710               3,066,346
 SLM                                                       58,500               1,454,895
                                                                                4,916,540
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (6.61%)
                                                                             $
 Bear Stearns Capital Trust III                            40,100               1,032,174
 Lehman Brothers Holdings                                  58,500               1,556,100
 Lehman Brothers Holdings Capital Trust
  III                                                      65,000               1,632,800
 Lehman Brothers Holdings Capital Trust IV                 11,200                 279,776
 Lehman Brothers Holdings Capital Trust V                  48,800               1,200,480
 Lehman Brothers Holdings Capital Trust VI                 83,557               2,083,076
 Merrill Lynch Preferred Capital Trust III                 34,300                 894,201
 Merrill Lynch Preferred Capital Trust IV                  32,500                 856,050
 Merrill Lynch Preferred Capital Trust V                   96,194               2,548,179
 Morgan Stanley Capital Trust II                           74,400               1,901,664
 Morgan Stanley Capital Trust III                          50,100               1,248,492
 Morgan Stanley Capital Trust IV                           20,600                 511,086
 St. Paul Capital Trust I                                  52,400               1,344,060
                                                                               17,088,138
FINANCE-MORTGAGE LOAN/BANKER (2.61%)
 Countrywide Financial                                    126,200               3,194,122
 Federal National Mortgage Association                     64,200               3,565,109
                                                                                6,759,231
FINANCE-OTHER SERVICES (2.40%)
 BBVA Preferred Capital                                   112,100               2,914,600
 National Rural Utilities Cooperative
  Finance  5.95%                                          106,400               2,527,000
 National Rural Utilities Cooperative
  Finance 7.40%                                            18,100                 463,903
 National Rural Utilities Cooperative
  Finance 7.625%                                           11,400                 293,664
                                                                                6,199,167
FINANCIAL GUARANTEE INSURANCE (1.84%)
 Ambac Financial Group  5.875%                             55,000               1,339,250
 Ambac Financial Group  5.95%                              41,000               1,011,060
 Ambac Financial Group  7.00%                               3,500                  90,440
 Financial Security Assurance
  Holdings  6.25%                                          60,525               1,522,204
 Financial Security Assurance
  Holdings  6.875%                                          5,200                 134,212
 PMI Group                                                 29,000                 646,700
                                                                                4,743,866
FOOD-RETAIL (0.41%)
 Albertson's                                               49,620               1,064,845
GAS-DISTRIBUTION (0.21%)
 AGL Capital Trust II                                      21,400                 550,622
LIFE & HEALTH INSURANCE (2.42%)
 Delphi Financial Group                                    26,600                 686,546
 Hartford Life Capital II                                  38,000                 972,420
 PLC Capital Trust III                                     29,300                 768,246
 PLC Capital Trust IV                                      32,300                 849,490
 PLC Capital Trust V                                       16,900                 413,205
 Prudential                                                85,000               2,161,550
 Torchmark Capital Trust I                                 15,300                 394,893
                                                                                6,246,350
MEDICAL PRODUCTS (0.34%)
 Baxter International                                      15,700                 874,490
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
MEDICAL-HMO (0.28%)
                                                                             $
 Aetna                                                     27,200                 720,800
MISCELLANEOUS INVESTING (10.39%)
 AMB Property                                              49,600               1,258,352
 AvalonBay Communities                                     16,100                 446,292
 BRE Properties  6.75% Series C                            15,000                 375,000
 BRE Properties  6.75% Series D                            30,300                 759,621
 BRE Properties  8.08% Series B                             6,800                 179,180
 CarrAmerica Realty                                        90,000               2,334,600
 Developers Diversified Realty                            113,000               2,959,187
 Duke Realty  6.60%                                        48,000               1,198,080
 Duke Realty  7.99%                                        10,000                 520,938
 Duke Realty  8.45%                                         2,600                  67,054
 Equity Office Properties Trust                            30,900                 808,344
 Equity Residential  Series D                              12,700                 337,566
 Federal Realty Investment Trust                           87,500               2,290,750
 HRPT Properties Trust  Series A                           16,800                 434,952
 HRPT Properties Trust  Series B                           82,103               2,180,656
 Kimco Realty                                               2,000                  51,000
 New Plan Excel Realty Trust                               45,300               1,188,672
 Prologis                                                  94,900               2,391,480
 Prologis Trust                                             1,400                  35,700
 PS Business Parks                                          3,800                  99,940
 Public Storage                                             3,100                  80,538
 Public Storage  Series D                                   3,000                  70,800
 Public Storage  Series Q                                  13,300                 344,470
 Public Storage  Series R                                  29,000                 754,870
 Public Storage  Series S                                   8,700                 226,200
 Public Storage  Series T                                  21,800                 562,222
 Public Storage  Series U                                  35,600                 922,040
 Public Storage  Series V                                  36,800                 956,432
 Realty Income                                              3,000                  77,580
 Regency Centers                                           35,800                 914,690
 United Dominion Realty Trust                               3,100                  83,390
 Vornado Realty Trust                                      80,000               1,956,000
                                                                               26,866,596
MONEY CENTER BANKS (5.02%)
 ABN AMRO Capital Funding Trust V                         108,500               2,631,125
 ABN AMRO Capital Funding Trust VI                         12,352                 314,853
 ABN AMRO Capital Funding Trust VII                       170,148               4,233,282
 JP Morgan Chase Capital IX                                10,200                 262,140
 JP Morgan Chase Capital X                                 85,400               2,219,546
 JP Morgan Chase Capital XI                                 2,300                  55,522
 JP Morgan Chase Capital XII                               85,000               2,135,200
 National Westminster Bank                                 17,500                 449,925
 UBS Preferred Funding Trust III                           26,100                 680,427
                                                                               12,982,020
MORTGAGE BANKS (1.59%)
 Abbey National  7.25%                                     31,200                 796,536
 Abbey National  7.375%                                    45,400               1,202,192
 Abbey National  7.375% Series B                           79,400               2,112,834
                                                                                4,111,562
MULTI-LINE INSURANCE (5.95%)
 Hartford Capital III                                      28,500                 741,000
 ING Groep  7.05%                                          74,900               1,956,388
 ING Groep  7.20%                                         151,600               3,976,468
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                             $
 MetLife                                                   40,800               1,014,696
 PartnerRe  6.50%                                          94,200               2,340,870
 PartnerRe  6.75%                                          53,900               1,369,599
 XL Capital  6.50%                                         98,300               2,255,985
 XL Capital  7.625%                                        43,700               1,147,562
 XL Capital  8.00%                                         20,900                 573,705
                                                                               15,376,273
MULTIMEDIA (0.29%)
 Viacom                                                    28,800                 738,720
OIL COMPANY-EXPLORATION & PRODUCTION (0.59%)
 Nexen                                                     59,000               1,537,540
PIPELINES (0.42%)
 Dominion CNG Capital Trust I                              22,500                 581,175
 TransCanada PipeLines                                     19,200                 492,288
                                                                                1,073,463
PROPERTY & CASUALTY INSURANCE (1.22%)
 ACE                                                      120,000               3,165,600
REGIONAL BANKS (11.59%)
 BAC Capital Trust I                                       30,800                 797,412
 BAC Capital Trust II                                      17,700                 457,899
 BAC Capital Trust III                                     11,700                 309,348
 BAC Capital Trust IV                                      10,000                 244,000
 Bank One Capital Trust VI                                 43,300               1,115,408
 Comerica Capital Trust I                                  24,200                 623,876
 Fleet Capital Trust IV                                    43,400               1,124,060
 Fleet Capital Trust IX                                     7,900                 195,920
 Fleet Capital Trust VIII                                  16,600                 436,082
 PNC Capital Trust D                                      139,800               3,462,846
 SunTrust Capital IV                                       53,500               1,386,720
 SunTrust Capital V                                        10,300                 267,594
 U.S. Bancorp. Capital III                                 50,400               1,291,752
 Union Planter Preferred Funding /1/                           10               1,165,938
 USB Capital IV                                            72,000               1,850,400
 USB Capital V                                             22,400                 580,608
 USB Capital VI                                            96,500               2,306,350
 Wachovia                                                 231,300               6,545,790
 Wells Fargo Capital IV                                    22,600                 584,662
 Wells Fargo Capital IX                                    89,100               2,114,343
 Wells Fargo Capital Trust V                               11,200                 293,216
 Wells Fargo Capital Trust VI                              10,000                 259,800
 Wells Fargo Capital Trust VII                            103,400               2,543,640
                                                                               29,957,664
REINSURANCE (2.77%)
 Everest Re Capital Trust  6.20%                          102,500               2,403,625
 Everest Re Capital Trust  7.85%                           54,800               1,431,376
 PartnerRe Capital Trust I                                 22,000                 574,200
 RenaissanceRe Holdings  6.08%                             40,000                 916,000
 RenaissanceRe Holdings  7.30%                             35,800                 927,220
 RenaissanceRe Holdings  8.10%                             34,500                 902,520
                                                                                7,154,941
SPECIAL PURPOSE ENTITY (3.64%)
 Corporate-Backed Trust Certificates
   Series BLS                                              39,100               1,027,939
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Corporate-Backed Trust Certificates                                         $
  Series CIT                                               11,200                 306,250
 Corporate-Backed Trust Certificates
  Series JPM                                               14,200                 367,780
 Corporate-Backed Trust Certificates
  Series KEY  7.75%                                         9,300                 240,870
 Corporate-Backed Trust Certificates
  Series KEY  8.25%                                        13,900                 367,099
 Corporate-Backed Trust Certificates for
  DaimlerChrysler  Series DCX 7.25%                        19,000                 455,430
 Corporate-Backed Trust Certificates for
  DaimlerChrysler  Series DCX 7.875%                       12,100                 299,475
 Corporate-Backed Trust Certificates for
  First Union Institutional Capital I
   7.50%                                                    1,300                  33,644
 Corporate-Backed Trust Certificates for
  First Union Institutional Capital I
   8.20%                                                    7,100                 200,220
 Corporate-Backed Trust Certificates for
  Ford Motor                                                1,826                  40,994
 Corporate-Backed Trust Certificates for
  General Electric Capital Services                        15,200                 391,096
 Corporate-Backed Trust Certificates for
  Safeco Capital Trust I                                    9,100                 241,059
 Corporate-Backed Trust Certificates for
  Southern Capital Trust I                                  2,500                  66,100
 Corporate-Backed Trust Certificates for
  Verizon Global Funding  7.375%                           11,300                 300,580
 Corporate-Backed Trust Certificates for
  Verizon Global Funding  7.625%                           21,600                 576,504
 Corporate-Backed Trust Certificates
  Series BMY                                               16,800                 427,876
 Preferred Plus Trust  7.05%  MSD-1                        24,750                 639,787
 Preferred Plus Trust  7.30%  BLS-1                        14,800                 388,500
 Preferred Plus Trust  8.25%  FMC-1                        16,500                 375,375
 Public Credit & Repackaged
  Securities Trust                                         10,300                 265,740
 SATURNS  5.75%  Goldman Sachs                             10,900                 257,785
 SATURNS  6.00%  Goldman Sachs                              3,000                  72,960
 SATURNS  7.00%  CSFB                                      19,400                 518,950
 SATURNS  7.125%  BellSouth                                20,100                 519,384
 SATURNS  8.125%  Ford Motor Credit                        10,630                 239,069
 SATURNS  8.25%  Safeco                                     4,300                 115,025
 Trust Certificates 2001-2  IBM                             7,100                 185,310
 Trust Certificates 2001-4  BellSouth                      19,000                 492,290
                                                                                9,413,091
TELEPHONE-INTEGRATED (1.61%)
 SBC Communications                                        14,700                 377,643
 Telephone & Data Systems                                  74,301               1,916,966
 Verizon New England                                       69,062               1,770,749
 Verizon South                                              4,000                 102,000
                                                                                4,167,358
                                          TOTAL PREFERRED STOCKS              201,225,342

                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
BONDS (19.12%)
AGRICULTURAL OPERATIONS (0.82%)
 AgFirst Farm Credit Bank
                                                       $                     $
  7.30%; 12/15/08 /1/                                   2,000,000               2,118,780
COMMERCIAL BANKS (5.52%)
 CBA Capital Trust I
  5.81%; 12/31/49 /1/                                   2,000,000               2,086,360
 Centura Capital Trust I
  8.85%; 06/01/27 /1/                                   1,000,000               1,141,674
 First Empire Capital Trust I
  8.23%; 02/01/27                                       1,500,000               1,656,691
 First Security Capital I
  8.41%; 12/15/26                                       1,000,000               1,105,780
 Popular North America Capital Trust I
  6.56%; 09/15/34                                       1,000,000               1,089,223
 U.S. Bancorp. Capital I
  8.27%; 12/15/26                                       1,000,000               1,096,549
 United Overseas Bank
  5.38%; 09/03/19 /1/                                   2,500,000               2,516,575
 Westpac Capital Trust III
  5.82%; 09/30/13 /1/                                   1,300,000               1,355,055
 Zions Institiute Capital A Trust
  8.54%; 12/15/26                                       2,000,000               2,215,366
                                                                               14,263,273
ELECTRIC-INTEGRATED (0.39%)
 Georgia Power Capital Trust VI
  4.88%; 11/01/42                                       1,000,000               1,006,330
FINANCE-AUTO LOANS (0.28%)
 General Motors Acceptance
  8.00%; 11/01/31                                         848,000                 713,539
FINANCE-INVESTMENT BANKER & BROKER (0.66%)
 Goldman Sachs Group
  6.35%; 02/15/34                                         500,000                 523,447
 JP Morgan Capital Trust I
  7.54%; 01/15/27                                       1,100,000               1,182,467
                                                                                1,705,914
FINANCE-MORTGAGE LOAN/BANKER (1.16%)
 Countrywide Capital I
  8.00%; 12/15/26                                         500,000                 525,433
 Federal Home Loan Mortgage
  5.88%; 03/21/11                                       1,300,000               1,386,824
 Federal National Mortgage Association
  6.25%; 02/01/11                                       1,000,000               1,081,699
                                                                                2,993,956
LIFE & HEALTH INSURANCE (0.80%)
 MIC Financing Trust I
  8.38%; 02/01/27 /1/                                   1,000,000               1,073,936
 Prudential
  6.50%; 12/23/08                                       1,000,000               1,002,900
                                                                                2,076,836
MONEY CENTER BANKS (3.11%)
 BankAmerica Institute
  8.07%; 12/31/26 /1/                                     500,000                 546,175
 Bankers Trust Institutional Capital Trust
  7.75%; 12/01/26 /1/                                   1,000,000               1,092,336
                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
 BCI U.S. Funding Trust
  8.01%; 07/15/08 /1/                                  $1,000,000            $  1,104,134
 BNP Paribas Capital Trust V
  7.20%; 09/30/49                                       1,000,000               1,040,870
 DBS Capital Funding
  7.66%; 03/15/49 /1/                                   1,500,000               1,710,633
 Lloyds TSB Bank
  6.90%; 05/22/49                                         990,000               1,024,254
 Royal Bank of Scotland Capital Trust
  6.80%; 12/05/49                                       1,500,000               1,530,450
                                                                                8,048,852
PROPERTY & CASUALTY INSURANCE (0.83%)
 Executive Risk Capital Trust
  8.68%; 02/01/27                                       1,000,000               1,102,035
 W.R. Berkley Capital Trust
  8.20%; 12/15/45                                       1,000,000               1,042,253
                                                                                2,144,288
REAL ESTATE MANAGEMENT & SERVICES (0.41%)
 SocGen Real Estate
  7.64%; 12/29/49 /1/ /2/                               1,000,000               1,074,147
REGIONAL BANKS (2.55%)
 BankBoston
  7.75%; 12/15/26                                       1,000,000               1,080,581
 KeyCorp Capital II
  6.88%; 03/17/29                                       5,000,000               5,504,165
                                                                                6,584,746
REINSURANCE (0.43%)
 RenaissanceRe Capital Trust
  8.54%; 03/01/27                                       1,000,000               1,120,106
SAVINGS & LOANS-THRIFTS (1.13%)
 Dime Capital Trust I
  9.33%; 05/06/27                                         500,000                 570,091
 Great Western Financial
  8.21%; 02/01/27                                       2,131,000               2,347,139
                                                                                2,917,230
SPECIAL PURPOSE ENTITY (1.03%)
 CA Preferred Fund Trust
  7.00%; 10/30/48                                       1,600,000               1,658,496
 Mangrove Bay Pass-Through Trust
  6.10%; 07/15/33 /1/                                   1,000,000               1,012,870
                                                                                2,671,366
                                                     TOTAL BONDS               49,439,363
                                                                             ------------

                            TOTAL PORTFOLIO INVESTMENTS (96.96%)              250,664,705
CASH AND RECEIVABLES, NET OF LIABILITIES (3.04%)                                7,866,178
                                      TOTAL NET ASSETS (100.00%)             $258,530,883
                                                                             --------------

    Contract                     Opening       Current      Unrealized
      Type         Commitment  Market Value  Market Value   Gain(Loss)
------------------------------------------------------------------------
FUTURES CONTRACTS
                     Sell      $12,646,406   $12,813,516    $(167,110)



115 U.S. 10 Year
Note                            43,799,766    45,018,750     (1,218,984)
June 2005
Futures

392 U.S. Long
Bond                 Sell
June 2005
Futures


/1 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, the value of these securities totaled $18,338,583 or 7.09% of net assets.
/2 /Variable rate.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  3,824,604
Unrealized Depreciation                        (3,084,371)
                                             ------------
Net Unrealized Appreciation (Depreciation)        740,233
Cost for federal income tax purposes         $249,502,671


                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                              Value                     Percentage of
                                                                Total Value
--------------------------------------------------------------------------------
 Financial                         $220,024,816                      114.10%
 Utilities                           10,047,937                        5.21
 Communications                       6,619,391                        3.43
 Government                           6,582,643                        3.41
 Consumer,
 Non-cyclical                         4,778,915                        2.48
 Energy                               2,611,003                        1.36
 Futures Contracts                  (57,832,266)                     (29.99)
                TOTAL              $192,832,439                     100.00%
                                 -------------------              --------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2010 FUND
                           APRIL 30, 2005 (UNAUDITED)


                                                      Shares
                                                      Held                             Value

-------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.67%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.67%) /1/
                                                                                    $
 Bond & Mortgage Securities Fund                              14,238,837             153,779,436
 Disciplined LargeCap Blend Fund                               3,427,395              46,064,185
 International Growth Fund                                     2,881,302              29,389,279
 LargeCap Growth Fund                                          2,912,151              18,375,671
 LargeCap Value Fund                                           1,255,315              13,595,062
 Money Market Fund                                            40,630,826              40,630,826
 Partners LargeCap Growth Fund II                              2,363,958              18,202,478
 Partners LargeCap Value Fund                                  1,888,130              24,545,692
 Preferred Securities Fund                                     2,996,726              32,334,678
 Real Estate Securities Fund                                   1,880,076              35,007,019
 SmallCap S&P 600 Index Fund                                   1,276,781              18,768,682
                                             TOTAL INVESTMENT COMPANIES              430,693,008
                                                                                    ------------

                                   TOTAL PORTFOLIO INVESTMENTS (99.67%)              430,693,008
CASH AND RECEIVABLES, NET OF LIABILITIES (0.33%)                                       1,420,842
                                             TOTAL NET ASSETS (100.00%)             $432,113,850
                                                                                    --------------



/1 /Affiliated securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 26,510,749
Unrealized Depreciation                        (2,490,951)
                                             ------------
Net Unrealized Appreciation (Depreciation)     24,019,798
Cost for federal income tax purposes         $406,673,210


                  INVESTMENTS BY FUND TYPE (UNAUDITED)
 Fund Type                         Value                   Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Fixed Income Funds              $186,114,115                   43.21%
 Domestic Equity
 Funds                            174,558,788                   40.53
 Money Market Funds                40,630,826                    9.44
 International Equity
 Funds                             29,389,279                    6.82
                TOTAL            $430,693,008                  100.00%
                                -----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2020 FUND
                           APRIL 30, 2005 (UNAUDITED)


                                                      Shares

                                                      Held                             Value

-------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.96%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.96%) /1/
                                                                                    $
 Bond & Mortgage Securities Fund                              16,177,544             174,717,476
 Disciplined LargeCap Blend Fund                               8,342,174             112,118,818
 International Growth Fund                                     6,625,866              67,583,835
 LargeCap Growth Fund                                          6,562,777              41,411,124
 LargeCap Value Fund                                           2,810,200              30,434,466
 Partners LargeCap Growth Fund II                              5,333,648              41,069,090
 Partners LargeCap Value Fund                                  4,263,250              55,422,256
 Partners SmallCap Growth Fund III /2/                         1,000,946               9,458,936
 Preferred Securities Fund                                     4,504,019              48,598,361
 Real Estate Securities Fund                                   3,583,139              66,718,054
 SmallCap S&P 600 Index Fund                                   1,095,815              16,108,487
 SmallCap Value Fund                                             646,689               9,997,816
                                             TOTAL INVESTMENT COMPANIES              673,638,719
                                                                                    ------------

                                   TOTAL PORTFOLIO INVESTMENTS (99.96%)              673,638,719
CASH AND RECEIVABLES, NET OF LIABILITIES (0.04%)                                         256,489
                                             TOTAL NET ASSETS (100.00%)             $673,895,208
                                                                                    --------------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 40,979,430
Unrealized Depreciation                        (5,368,841)
                                             ------------
Net Unrealized Appreciation (Depreciation)     35,610,589
Cost for federal income tax purposes         $638,028,130


                  INVESTMENTS BY FUND TYPE (UNAUDITED)
 Fund Type                         Value                   Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Domestic Equity
 Funds                           $382,739,047                   56.82%
 Fixed Income Funds               223,315,837                   33.15
 International Equity
 Funds                             67,583,835                   10.03
                TOTAL            $673,638,719                  100.00%
                                -----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2030 FUND
                           APRIL 30, 2005 (UNAUDITED)


                                                                   Shares

                                                                   Held                              Value

---------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.02%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (100.02%) /1/
                                                                                                 $
 Bond & Mortgage Securities Fund                                           10,350,681             111,787,351
 Disciplined LargeCap Blend Fund                                            8,271,586             111,170,112
 International Growth Fund                                                  6,533,137              66,637,992
 LargeCap Growth Fund                                                       6,453,264              40,720,095
 LargeCap Value Fund                                                        2,775,351              30,057,049
 Partners LargeCap Growth Fund II                                           5,246,395              40,397,240
 Partners LargeCap Value Fund                                               4,199,187              54,589,427
 Partners SmallCap Growth Fund III /2/                                      1,129,699              10,675,652
 Preferred Securities Fund                                                  2,682,561              28,944,828
 Real Estate Securities Fund                                                2,529,085              47,091,562
 SmallCap S&P 600 Index Fund                                                1,121,896              16,491,872
 SmallCap Value Fund                                                          731,934              11,315,699
                                                          TOTAL INVESTMENT COMPANIES              569,878,879
                                                                                                 ------------

                                               TOTAL PORTFOLIO INVESTMENTS (100.02%)              569,878,879
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.02%)                                                    (137,851)
                                                          TOTAL NET ASSETS (100.00%)             $569,741,028
                                                                                                 ---------------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 41,966,525
Unrealized Depreciation                        (4,030,759)
                                             ------------
Net Unrealized Appreciation (Depreciation)     37,935,766
Cost for federal income tax purposes         $531,943,113


                  INVESTMENTS BY FUND TYPE (UNAUDITED)
 Fund Type                         Value                   Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Domestic Equity
 Funds                           $362,508,708                   63.61%
 Fixed Income Funds               140,732,179                   24.70
 International Equity
 Funds                             66,637,992                   11.69
                TOTAL            $569,878,879                  100.00%
                                -----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2040 FUND
                           APRIL 30, 2005 (UNAUDITED)


                                                      Shares

                                                      Held                            Value

------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.16%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.16%) /1/
                                                                                   $
 Bond & Mortgage Securities Fund                              2,688,440              29,035,152
 Disciplined LargeCap Blend Fund                              3,774,807              50,733,409
 International Growth Fund                                    2,933,128              29,917,907
 LargeCap Growth Fund                                         3,028,558              19,110,206
 LargeCap Value Fund                                          1,279,701              13,859,158
 Partners LargeCap Growth Fund II                             2,436,301              18,759,515
 Partners LargeCap Value Fund                                 1,960,716              25,489,308
 Partners SmallCap Growth Fund III /2/                          562,265               5,313,401
 Preferred Securities Fund                                      743,193               8,019,055
 Real Estate Securities Fund                                    635,080              11,825,195
 SmallCap S&P 600 Index Fund                                    526,425               7,738,453
 SmallCap Value Fund                                            362,653               5,606,610
                                            TOTAL INVESTMENT COMPANIES              225,407,369
                                                                                   ------------

                                  TOTAL PORTFOLIO INVESTMENTS (99.16%)              225,407,369
CASH AND RECEIVABLES, NET OF LIABILITIES (0.84%)                                      1,906,240
                                            TOTAL NET ASSETS (100.00%)             $227,313,609
                                                                                   --------------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 14,475,304
Unrealized Depreciation                        (2,076,806)
                                             ------------
Net Unrealized Appreciation (Depreciation)     12,398,498
Cost for federal income tax purposes         $213,008,871


                  INVESTMENTS BY FUND TYPE (UNAUDITED)
 Fund Type                         Value                   Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Domestic Equity
 Funds                           $158,435,256                   70.29%
 Fixed Income Funds                37,054,207                   16.44
 International Equity
 Funds                             29,917,906                   13.27
                TOTAL            $225,407,369                  100.00%
                                -----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL LIFETIME 2050 FUND
                           APRIL 30, 2005 (UNAUDITED)


                                                      Shares

                                                      Held                             Value

-------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.04%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (100.04%) /1/
                                                                                   $
 Bond & Mortgage Securities Fund                                642,149               6,935,207
 Disciplined LargeCap Blend Fund                              1,879,086              25,254,914
 International Growth Fund                                    1,527,737              15,582,920
 LargeCap Growth Fund                                         1,498,863               9,457,824
 LargeCap Value Fund                                            638,487               6,914,813
 Partners LargeCap Growth Fund II                             1,207,002               9,293,918
 Partners LargeCap Value Fund                                   970,404              12,615,253
 Partners SmallCap Growth Fund III /2/                          300,188               2,836,781
 Preferred Securities Fund                                      191,015               2,061,049
 Real Estate Securities Fund                                    127,298               2,370,293
 SmallCap S&P 600 Index Fund                                    268,398               3,945,446
 SmallCap Value Fund                                            194,266               3,003,348
                                            TOTAL INVESTMENT COMPANIES              100,271,766

                                 TOTAL PORTFOLIO INVESTMENTS (100.04%)              100,271,766
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.04%)                                       (41,855)
                                            TOTAL NET ASSETS (100.00%)             $100,229,911
                                                                                   ---------------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 7,000,724
Unrealized Depreciation                       (1,041,299)
                                             -----------
Net Unrealized Appreciation (Depreciation)     5,959,425
Cost for federal income tax purposes         $94,312,341


                   INVESTMENTS BY FUND TYPE (UNAUDITED)
 Fund Type                          Value                    Percentage of
                                                              Total Value
---------------------------------------------------------------------------------
 Domestic Equity
 Funds                           $75,692,591.00                   75.49%
 International Equity
 Funds                               15,582,920                   15.54
 Fixed Income Funds                   8,996,255                    8.97
                TOTAL            $  100,271,766                  100.00%
                                -------------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                    PRINCIPAL LIFETIME STRATEGIC INCOME FUND
                           APRIL 30, 2005 (UNAUDITED)


                                                      Shares

                                                      Held                             Value

-------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.81%)
PRINCIPAL INVESTORS FUND, INC. INSTITUTIONAL CLASS (99.81%) /1/
                                                                                    $
 Bond & Mortgage Securities Fund                               7,713,674              83,307,684
 Disciplined LargeCap Blend Fund                                 856,194              11,507,252
 International Growth Fund                                       777,587               7,931,389
 LargeCap Growth Fund                                            746,517               4,710,524
 LargeCap Value Fund                                             314,224               3,403,047
 Money Market Fund                                            51,847,065              51,847,065
 Partners LargeCap Growth Fund II                                580,052               4,466,402
 Partners LargeCap Value Fund                                    471,226               6,125,933
 Preferred Securities Fund                                     2,129,164              22,973,683
 Real Estate Securities Fund                                     700,794              13,048,782
 SmallCap S&P 600 Index Fund                                     282,861               4,158,058
                                             TOTAL INVESTMENT COMPANIES              213,479,819
                                                                                    ------------

                                   TOTAL PORTFOLIO INVESTMENTS (99.81%)              213,479,819
CASH AND RECEIVABLES, NET OF LIABILITIES (0.19%)                                         399,990
                                             TOTAL NET ASSETS (100.00%)             $213,879,809
                                                                                    --------------



/1 /Affiliated securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  8,486,951
Unrealized Depreciation                        (1,049,461)
                                             ------------
Net Unrealized Appreciation (Depreciation)      7,437,490
Cost for federal income tax purposes         $206,042,329


                  INVESTMENTS BY FUND TYPE (UNAUDITED)
 Fund Type                         Value                   Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Fixed Income Funds              $106,281,367                   49.79%
 Money Market Funds                51,847,065                   24.29
 Domestic Equity
 Funds                             47,419,998                   22.21
 International Equity
 Funds                              7,931,389                    3.71
                TOTAL            $213,479,819                  100.00%
                                -----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                          REAL ESTATE SECURITIES FUND
                           APRIL 30, 2005 (UNAUDITED)


                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (97.54%)
HOTELS & MOTELS (0.46%)
                                                                             $
 Hilton Hotels                                            108,124               2,360,347
REAL ESTATE INVESTMENT TRUSTS (97.08%)
 Acadia Realty Trust                                      222,426               3,569,937
 AMB Property                                             238,726               9,307,927
 Archstone-Smith Trust                                    406,400              14,618,208
 AvalonBay Communities                                    259,200              18,662,400
 BioMed Realty Trust                                      249,831               5,046,586
 Boston Properties                                        394,655              26,232,718
 Brookfield Properties                                    757,200              19,225,308
 Camden Property Trust                                    115,795               5,905,545
 Capital Automotive                                       148,560               5,048,069
 CBL & Associates Properties                              225,838              17,473,086
 CenterPoint Properties Trust                             203,840               8,400,246
 Corporate Office Properties Trust                        288,107               7,577,214
 Developers Diversified Realty                            407,500              17,294,300
 Eastgroup Properties                                     109,573               4,108,987
 Education Realty Trust                                    92,352               1,477,632
 Entertainment Properties Trust                           106,844               4,615,661
 Equity Office Properties Trust                           361,938              11,390,189
 Equity Residential Properties Trust                      349,900              12,019,065
 Essex Property Trust                                     115,800               8,795,010
 Federal Realty Investment Trust                           53,232               2,847,912
 General Growth Properties                                333,402              13,039,352
 Host Marriott                                            885,065              14,886,793
 Kilroy Realty                                             59,800               2,609,074
 Kimco Realty                                             409,900              22,704,361
 LaSalle Hotel Properties                                 267,541               8,127,896
 Macerich                                                 136,000               8,200,800
 Mid-America Apartment Communities                        103,900               3,972,097
 Mills                                                    210,157              12,008,371
 Pan Pacific Retail Properties                            197,899              11,957,058
 Prologis Trust                                           515,400              20,404,686
 Public Storage                                           381,500              22,394,050
 Regency Centers                                          101,900               5,365,035
 Simon Property Group                                     598,415              39,537,279
 SL Green Realty                                          443,607              27,060,027
 Starwood Hotels & Resorts Worldwide                      380,600              20,681,804
 Tanger Factory Outlet Centers                            166,534               3,856,927
 Taubman Centers                                          202,743               6,001,193
 United Dominion Realty Trust                             290,608               6,436,967
 Ventas                                                   458,510              12,370,600
 Vornado Realty Trust                                     372,900              28,508,205
                                                                              493,738,575
                                             TOTAL COMMON STOCKS              496,098,922

                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.29%)
FINANCE-MORTGAGE LOAN/BANKER (2.29%)
 Investment in Joint Trading Account;
  Federal National Mortgage Association
                                                       $                     $
  2.60%; 05/02/05                                      11,640,870              11,639,027
                                          TOTAL COMMERCIAL PAPER               11,639,027
                                                                             ------------

                            TOTAL PORTFOLIO INVESTMENTS (99.83%)              507,737,949
CASH AND RECEIVABLES, NET OF LIABILITIES (0.17%)                                  845,157
                                      TOTAL NET ASSETS (100.00%)             $508,583,106
                                                                             --------------




UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 96,062,331
Unrealized Depreciation                        (1,314,879)
                                             ------------
Net Unrealized Appreciation (Depreciation)     94,747,452
Cost for federal income tax purposes         $412,990,497


                  INVESTMENTS BY REIT TYPE (UNAUDITED)
 REIT Type                         Value                   Percentage of
                                                            Total Value
-------------------------------------------------------------------------------
 Office & Industrial            $
 REITs                            118,028,667                   23.25%
 Mall REITs                       100,117,008                   19.72
 Apartment REITs                   70,409,292                   13.87
 Shopping Center
 REITs                             63,738,603                   12.55
 Diversified REITs                 58,874,875                   11.59
 Hotel REITs                       43,696,493                    8.60
 Self Storage REITs                22,394,050                    4.41
 Other Investments                 13,999,374                    2.76
 Healthcare REITs                  12,370,600                    2.44
 Mortgage, Mixed Use
 & Miscellaneous
 REITs                              4,108,987                    0.81
                TOTAL            $507,737,949                  100.00%
                                -----------------             ------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP BLEND FUND
                           APRIL 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (94.73%)
AEROSPACE & DEFENSE (0.10%)
                                                                                $
 United Industrial                                             4,082                 114,745
AEROSPACE & DEFENSE EQUIPMENT (1.71%)
 Armor Holdings /1/                                           24,520                 858,445
 Moog /1/                                                     12,670                 377,693
 Orbital Sciences /1/                                         28,004                 260,997
 United Defense Industries                                     7,270                 537,835
                                                                                   2,034,970
AIRLINES (0.01%)
 Pinnacle Airlines /1/                                           998                  10,319
APPAREL MANUFACTURERS (0.65%)
 Guess? /1/                                                   30,998                 403,594
 Quiksilver /1/                                               13,498                 371,870
                                                                                     775,464
APPLICATIONS SOFTWARE (1.49%)
 Quest Software /1/                                           58,767                 696,976
 Salesforce.com /1/                                           11,392                 164,956
 Serena Software /1/                                          26,490                 504,105
 SS&C Technologies                                            16,141                 410,143
                                                                                   1,776,180
AUDIO & VIDEO PRODUCTS (0.44%)
 Polycom /1/                                                  34,396                 524,883
AUTO-MEDIUM & HEAVY DUTY TRUCKS (1.00%)
 Oshkosh Truck                                                15,769               1,185,040
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.71%)
 Dana                                                         16,631                 189,926
 Tenneco Automotive /1/                                       50,515                 648,107
                                                                                     838,033
BROADCASTING SERVICES & PROGRAMMING (0.11%)
 4 Kids Entertainment /1/                                      6,773                 136,544
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.74%)
 NCI Building Systems /1/                                     10,687                 346,473
 Simpson Manufacturing                                        19,889                 537,003
                                                                                     883,476
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.33%)
 Eagle Materials                                              11,416                 859,054
 Texas Industries                                             15,606                 720,685
                                                                                   1,579,739
BUILDING PRODUCTS-LIGHT FIXTURES (0.34%)
 Genlyte Group /1/                                             5,117                 405,983
BUILDING PRODUCTS-WOOD (0.40%)
 Universal Forest Products                                    12,506                 475,978
BUILDING-MAINTENANCE & SERVICE (0.48%)
 Rollins                                                      28,607                 564,702
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.18%)
 Thor Industries                                               4,062                 109,471
 Winnebago Industries                                          3,749                 109,246
                                                                                     218,717
BUILDING-RESIDENTIAL & COMMERCIAL (3.14%)
 Brookfield Homes                                             19,206                 824,513
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (CONTINUED)
                                                                                $
 Hovnanian Enterprises /1/                                    10,054                 510,442
 KB Home                                                      23,046               1,313,622
 M/I Homes                                                    13,254                 605,708
 Technical Olympic USA                                        22,890                 481,834
                                                                                   3,736,119
CASINO HOTELS (0.35%)
 Ameristar Casinos                                             8,551                 421,564
CELLULAR TELECOMMUNICATIONS (0.11%)
 Centennial Communications /1/                                11,617                 133,596
CHEMICALS-DIVERSIFIED (1.11%)
 FMC /1/                                                      26,947               1,320,403
CHEMICALS-SPECIALTY (1.01%)
 Albemarle                                                    10,549                 386,199
 MacDermid                                                     9,636                 292,452
 Terra Industries /1/                                         81,151                 525,047
                                                                                   1,203,698
COMMERCIAL BANKS (6.83%)
 Bank of Hawaii                                               15,725                 744,579
 BOK Financial /1/                                             2,299                  96,213
 Capital Corp of the West                                      3,532                  85,641
 Cathay General Bancorp                                        9,943                 326,826
 Center Financial                                              6,490                 129,411
 City Holding                                                  6,727                 216,340
 City National                                                15,513               1,093,667
 Colonial BancGroup                                           38,987                 860,053
 Columbia Banking Systems                                     10,747                 252,232
 Community Bank System                                         8,158                 180,537
 Corus Bankshares                                              6,509                 317,835
 Cullen/Frost Bankers                                          8,352                 361,809
 First Midwest Bancorp                                        13,781                 450,087
 Hudson United Bancorp                                        14,091                 482,758
 Nara Bancorp.                                                15,454                 207,702
 Pacific Capital Bancorp.                                     21,359                 615,780
 R&G Financial                                                20,829                 295,980
 South Financial Group                                        14,055                 370,911
 UCBH Holdings                                                33,884                 532,995
 United Bankshares                                             3,729                 114,182
 Vineyard National Bancorp.                                    2,904                  85,145
 Vineyard National Bancorp.-Rights /1/ /2/ /3/
  /4/                                                            726                       -
 Westamerica Bancorp.                                          4,599                 229,674
 Wilshire Bancorp.                                             4,763                  65,158
                                                                                   8,115,515
COMMERCIAL SERVICE-FINANCE (0.05%)
 iPayment /1/                                                  1,730                  62,955
COMMUNICATIONS SOFTWARE (0.08%)
 Digi International /1/                                        8,791                  93,624
COMPUTER AIDED DESIGN (0.29%)
 ANSYS /1/                                                    11,331                 344,916
COMPUTER SERVICES (1.48%)
 Cognizant Technology Solutions /1/                           15,573                 654,221
 Kanbay International /1/                                     11,303                 203,228
 Perot Systems /1/                                            32,614                 411,915
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
                                                                                $
 SRA International /1/                                         7,525                 491,759
                                                                                   1,761,123
COMPUTERS-INTEGRATED SYSTEMS (0.06%)
 Catapult Communications /1/                                   4,926                  72,806
COMPUTERS-MEMORY DEVICES (0.69%)
 Komag /1/                                                    24,520                 576,710
 Storage Technology /1/                                        8,740                 242,972
                                                                                     819,682
CONSULTING SERVICES (0.07%)
 PDI                                                           4,822                  88,677
CONSUMER PRODUCTS-MISCELLANEOUS (0.78%)
 Central Garden & Pet /1/                                      7,784                 323,737
 Scotts /1/                                                    8,410                 608,884
                                                                                     932,621
CONTAINERS-METAL & GLASS (1.10%)
 Ball                                                         22,254                 879,033
 Silgan Holdings                                               7,093                 433,950
                                                                                   1,312,983
COSMETICS & TOILETRIES (0.40%)
 Chattem /1/                                                  11,586                 476,648
DATA PROCESSING & MANAGEMENT (0.43%)
 Global Payments                                               7,873                 509,856
DECISION SUPPORT SOFTWARE (0.31%)
 Wind River Systems /1/                                       28,274                 366,997
DENTAL SUPPLIES & EQUIPMENT (0.94%)
 Sybron Dental Specialties /1/                                29,907               1,114,036
DIALYSIS CENTERS (0.56%)
 DaVita /1/                                                   16,633                 670,310
DIRECT MARKETING (0.33%)
 Catalina Marketing                                           16,629                 386,624
DISTRIBUTION-WHOLESALE (2.79%)
 Aviall /1/                                                   18,823                 550,573
 Brightpoint /1/                                               9,852                 208,074
 Hughes Supply                                                32,968                 860,465
 Navarre /1/                                                   3,270                  26,160
 Owens & Minor                                                15,687                 455,080
 United Stationers /1/                                        14,917                 629,199
 WESCO International /1/                                      24,282                 587,139
                                                                                   3,316,690
E-COMMERCE-PRODUCTS (0.09%)
 Provide Commerce /1/                                          6,158                 108,689
E-MARKETING-INFORMATION (0.14%)
 Digital River /1/                                             6,340                 168,644
E-SERVICES-CONSULTING (0.75%)
 Websense /1/                                                 16,757                 888,959
ELECTRIC-INTEGRATED (1.32%)
 MDU Resources Group                                          39,093               1,056,684
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                                $
 OGE Energy                                                   18,584                 512,918
                                                                                   1,569,602
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.65%)
 DSP Group /1/                                                29,214                 704,057
 Methode Electronics                                           5,980                  67,395
                                                                                     771,452
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.58%)
 Diodes /1/                                                   10,121                 296,444
 Fairchild Semiconductor International /1/                     7,146                  96,114
 MEMC Electronics Materials /1/                               28,294                 331,889
 Microsemi /1/                                                47,411                 802,194
 PMC - Sierra /1/                                             19,291                 155,485
 Silicon Laboratories /1/                                      7,937                 201,600
                                                                                   1,883,726
ELECTRONIC CONNECTORS (0.79%)
 Amphenol                                                     23,675                 933,742
ELECTRONIC MEASUREMENT INSTRUMENTS (0.25%)
 LeCroy /1/                                                    7,696                 101,279
 Tektronix                                                     9,113                 197,388
                                                                                     298,667
ELECTRONIC PARTS DISTRIBUTION (0.56%)
 Avnet /1/                                                    35,400                 668,706
ENTERPRISE SOFTWARE & SERVICE (0.82%)
 Hyperion Solutions /1/                                       23,911                 972,460
FINANCE-AUTO LOANS (0.12%)
 WFS Financial /1/                                             3,179                 142,896
FINANCE-MORTGAGE LOAN/BANKER (0.67%)
 American Home Mortgage Investment                            24,405                 798,044
FINANCIAL GUARANTEE INSURANCE (0.14%)
 Triad Guaranty /1/                                            3,391                 170,601
FOOD-MISCELLANEOUS/DIVERSIFIED (0.39%)
 Ralcorp Holdings /1/                                         11,768                 466,248
FOOD-WHOLESALE & DISTRIBUTION (0.27%)
 Nash Finch                                                    8,959                 316,880
FOOTWEAR & RELATED APPAREL (0.37%)
 Deckers Outdoor /1/                                           3,249                  68,457
 Wolverine World Wide                                         18,298                 371,266
                                                                                     439,723
GAS-DISTRIBUTION (2.22%)
 Energen                                                      21,171               1,311,543
 ONEOK                                                        23,674                 683,232
 UGI /5/                                                      12,857                 645,807
                                                                                   2,640,582
HUMAN RESOURCES (1.11%)
 Korn/Ferry International /1/                                 30,542                 439,805
 Labor Ready /1/                                              52,707                 879,680
                                                                                   1,319,485
INTERNET APPLICATION SOFTWARE (0.16%)
 S1 /1/                                                        5,216                  27,540
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET APPLICATION SOFTWARE (CONTINUED)
                                                                                $
 Verity /1/                                                   19,500                 159,900
                                                                                     187,440
INTERNET SECURITY (0.27%)
 RSA Security /1/                                             29,732                 319,322
INTERNET TELEPHONY (0.61%)
 j2 Global Communications /1/                                 20,429                 729,724
LASERS-SYSTEMS & COMPONENTS (0.25%)
 Coherent /1/                                                  9,115                 292,409
LIFE & HEALTH INSURANCE (1.01%)
 AmerUs Group                                                  9,750                 458,347
 Stancorp Financial Group                                      8,234                 630,066
 UICI                                                          5,010                 116,332
                                                                                   1,204,745
MACHINERY-CONSTRUCTION & MINING (0.61%)
 Bucyrus International                                         2,193                  85,396
 Joy Global                                                   12,036                 407,659
 Terex /1/                                                     6,342                 237,064
                                                                                     730,119
MACHINERY-GENERAL INDUSTRY (0.87%)
 Applied Industrial Technologies                              14,624                 408,010
 Idex                                                         11,522                 429,194
 Middleby                                                      4,577                 201,571
                                                                                   1,038,775
MEDICAL INFORMATION SYSTEM (0.25%)
 Dendrite International /1/                                   19,560                 301,615
MEDICAL INSTRUMENTS (1.11%)
 Conmed /1/                                                   15,597                 463,543
 dj Orthopedics /1/                                           15,039                 378,231
 Techne /1/                                                   11,375                 475,247
                                                                                   1,317,021
MEDICAL LASER SYSTEMS (0.08%)
 Candela /1/                                                  10,960                  99,298
MEDICAL PRODUCTS (0.74%)
 American Medical Systems Holding /1/                         31,791                 555,071
 INAMED /1/                                                    5,423                 329,935
                                                                                     885,006
MEDICAL-BIOMEDICAL/GENE (0.88%)
 Affymetrix /1/                                               10,588                 488,213
 Arqule /1/                                                   41,022                 215,366
 Exelixis /1/                                                 19,553                 133,938
 Lexicon Genetics /1/                                         48,514                 212,491
                                                                                   1,050,008
MEDICAL-DRUGS (0.24%)
 Angiotech Pharmaceuticals /1/                                13,080                 177,757
 Bradley Pharmaceuticals /1/                                  12,559                 112,278
                                                                                     290,035
MEDICAL-HMO (1.73%)
 Sierra Health Services /1/                                   20,810               1,346,199
 WellChoice /1/                                               12,626                 709,581
                                                                                   2,055,780
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HOSPITALS (1.28%)
                                                                                $
 LifePoint Hospitals /1/                                      21,801                 969,054
 United Surgical Partners International /1/                    5,965                 263,951
 VCA Antech /1/                                               12,431                 289,394
                                                                                   1,522,399
MEDICAL-NURSING HOMES (0.36%)
 Kindred Healthcare /1/                                       13,007                 427,930
METAL PROCESSORS & FABRICATION (0.74%)
 Quanex                                                       17,523                 884,211
METAL-IRON (0.47%)
 Cleveland-Cliffs                                              9,536                 553,183
MISCELLANEOUS INVESTING (6.22%)
 Alexandria Real Estate Equities                               8,737                 601,280
 Brandywine Realty Trust                                      37,930               1,073,419
 Cousins Properties                                           18,409                 497,043
 Essex Property Trust                                          6,175                 468,991
 Gramercy Capital                                             19,298                 383,644
 Healthcare Realty Trust                                      13,722                 529,807
 Hospitality Properties Trust                                 11,847                 494,968
 Newcastle Investment                                         36,623               1,080,012
 Parkway Properties                                            5,024                 229,094
 SL Green Realty                                               4,029                 245,769
 Tanger Factory Outlet Centers                                10,043                 232,596
 Thornburg Mortgage                                           19,853                 594,796
 Ventas                                                       35,752                 964,589
                                                                                   7,396,008
MOTION PICTURES & SERVICES (0.39%)
 Macrovision /1/                                              22,951                 469,348
MULTIMEDIA (0.13%)
 Journal Communications                                        9,787                 150,720
NETWORKING PRODUCTS (0.33%)
 Netgear /1/                                                  24,388                 393,378
OFFICE AUTOMATION & EQUIPMENT (0.16%)
 Imagistics International /1/                                  7,196                 193,213
OFFICE SUPPLIES & FORMS (0.52%)
 John H. Harland                                              17,173                 618,228
OIL & GAS DRILLING (0.33%)
 Grey Wolf /1/                                                64,965                 389,790
OIL COMPANY-EXPLORATION & PRODUCTION (2.72%)
 Houston Exploration /1/                                      10,065                 512,711
 KCS Energy /1/                                               29,446                 413,422
 Meridian Resource /1/                                        45,550                 184,022
 Noble Energy                                                 18,348               1,176,474
 Pogo Producing                                               12,763                 574,463
 Unit /1/                                                      9,701                 372,130
                                                                                   3,233,222
OIL FIELD MACHINERY & EQUIPMENT (0.36%)
 Lone Star Technologies /1/                                   10,838                 422,032
OIL REFINING & MARKETING (1.36%)
 Frontier Oil                                                 17,724                 745,826
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (CONTINUED)
                                                                                $
 Tesoro Petroleum /1/                                         23,105                 876,604
                                                                                   1,622,430
OIL-FIELD SERVICES (1.07%)
 Cal Dive International /1/                                   21,827                 970,865
 RPC                                                          21,058                 306,183
                                                                                   1,277,048
OPTICAL SUPPLIES (1.38%)
 Advanced Medical Optics /1/                                  15,836                 585,615
 Bausch & Lomb                                                14,043               1,053,225
                                                                                   1,638,840
PHYSICIAN PRACTICE MANAGEMENT (0.38%)
 Pediatrix Medical Group /1/                                   6,613                 450,279
PIPELINES (0.79%)
 Equitable Resources                                               7                     403
 Questar                                                      16,047                 937,145
                                                                                     937,548
POLLUTION CONTROL (0.02%)
 Duratek /1/                                                     831                  19,254
POULTRY (0.87%)
 Pilgrims Pride                                               28,513               1,029,034
PRINTING-COMMERCIAL (0.44%)
 Consolidated Graphics /1/                                    11,404                 523,444
PROPERTY & CASUALTY INSURANCE (2.47%)
 Arch Capital Group /1/                                       15,470                 618,645
 Direct General                                                9,236                 164,031
 First American                                               11,458                 410,197
 Selective Insurance Group                                     7,848                 346,489
 W.R. Berkley                                                 36,384               1,182,480
 Zenith National Insurance                                     3,743                 215,260
                                                                                   2,937,102
PUBLICLY TRADED INVESTMENT FUND (3.20%)
 iShares Russell 2000 Index Fund                              20,000               2,305,000
 iShares S&P SmallCap 600 Index Fund                          10,000               1,500,000
                                                                                   3,805,000
PUBLISHING-NEWSPAPERS (0.28%)
 Journal Register /1/                                         20,915                 330,875
PUBLISHING-PERIODICALS (0.10%)
 Playboy Enterprises /1/                                       9,419                 113,782
RACETRACKS (0.35%)
 Penn National Gaming /1/                                     13,100                 412,650
RECREATIONAL CENTERS (0.11%)
 Life Time Fitness /1/                                         4,926                 133,347
RENTAL-AUTO & EQUIPMENT (0.14%)
 Rent-A-Center /1/                                             7,081                 170,227
RESORTS & THEME PARKS (0.43%)
 Vail Resorts /1/                                             19,825                 512,873
RESPIRATORY PRODUCTS (0.69%)
 Respironics /1/                                              13,000                 821,470
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-APPAREL & SHOE (1.62%)
                                                                                $
 Aeropostale /1/                                              12,986                 362,699
 Claire's Stores /5/                                          34,344                 749,386
 Finish Line                                                  15,933                 287,113
 Stein Mart /1/                                               25,769                 522,080
                                                                                   1,921,278
RETAIL-BOOKSTORE (0.34%)
 Barnes & Noble /1/                                           11,205                 398,898
RETAIL-CONVENIENCE STORE (0.22%)
 Pantry /1/                                                    8,025                 256,961
RETAIL-MUSIC STORE (0.78%)
 Guitar Center /1/                                            18,823                 928,915
RETAIL-PAWN SHOPS (0.20%)
 Cash America International                                    3,178                  47,194
 First Cash Financial Services /1/                             9,780                 191,101
                                                                                     238,295
RETAIL-RESTAURANTS (1.85%)
 Buffalo Wild Wings /1/                                        6,279                 191,007
 California Pizza Kitchen /1/                                  2,428                  55,359
 CEC Entertainment /1/                                         8,310                 300,822
 CKE Restaurants /1/                                          34,231                 507,988
 Dave & Buster's /1/                                           8,027                 135,255
 Domino's Pizza                                               24,577                 446,318
 IHOP                                                          5,558                 227,322
 Lone Star Steakhouse & Saloon                                 2,135                  60,527
 O'Charley's /1/                                              13,485                 268,891
                                                                                   2,193,489
RETAIL-SPORTING GOODS (0.19%)
 Hibbett Sporting Goods /1/                                    8,163                 220,156
SAVINGS & LOANS-THRIFTS (0.82%)
 BankAtlantic Bancorp                                          7,060                 120,444
 BankUnited Financial                                          4,539                 108,391
 Downey Financial                                              2,006                 129,848
 Fidelity Bankshares                                          10,967                 252,899
 Sterling Financial /1/                                       11,026                 360,440
                                                                                     972,022
SCHOOLS (0.31%)
 Education Management /1/                                     13,149                 368,172
SEMICONDUCTOR EQUIPMENT (0.53%)
 ATMI /1/                                                     12,799                 293,289
 MKS Instruments /1/                                           8,776                 129,885
 Mykrolis /1/                                                 15,422                 196,631
 Rudolph Technologies /1/                                      1,156                  14,912
                                                                                     634,717
SUPERCONDUCTOR PRODUCTION & SYSTEMS (0.44%)
 Intermagnetics General /1/                                   21,454                 526,910
TELECOMMUNICATION EQUIPMENT (0.83%)
 Comtech Telecommunications /1/                                9,492                 333,264
 Plantronics                                                  14,073                 443,159
 Westell Technologies /1/                                     40,502                 209,800
                                                                                     986,223
                                                Shares

                                                Held                               Value

---------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION SERVICES (0.58%)
                                                                                $
 Intrado /1/                                                   9,236                 116,466
 Premiere Global Services /1/                                 53,028                 572,702
                                                                                     689,168
TELEVISION (0.24%)
 LIN Television /1/                                           17,957                 279,950
TEXTILE-APPAREL (0.02%)
 Cherokee                                                        563                  18,331
THEATERS (0.15%)
 Carmike Cinemas                                               5,081                 177,835
THERAPEUTICS (1.02%)
 Connetics /1/                                                30,187                 655,963
 Dyax /1/                                                     39,793                 158,376
 Eyetech Pharmaceuticals /1/                                  12,032                 276,616
 NeoPharm /1/                                                 15,194                 126,870
                                                                                   1,217,825
TOYS (0.04%)
 Jakks Pacific /1/                                             2,732                  51,334
TRANSACTIONAL SOFTWARE (0.45%)
 Transaction Systems Architects /1/                           25,691                 532,574
TRANSPORT-AIR FREIGHT (0.28%)
 EGL /1/                                                      16,961                 330,909
TRANSPORT-MARINE (0.31%)
 Overseas Shipholding Group                                    6,499                 366,739
TRANSPORT-SERVICES (0.21%)
 HUB Group /1/                                                 4,433                 243,815
TRANSPORT-TRUCK (1.01%)
 Forward Air                                                   8,476                 203,933
 J.B. Hunt Transport Services                                 10,035                 392,268
 Overnite                                                     17,179                 515,026
 SCS Transportation /1/                                        5,687                  86,954
                                                                                   1,198,181
TRUCKING & LEASING (0.15%)
 Ryder System /5/                                              4,696                 173,423
WIRE & CABLE PRODUCTS (0.22%)
 Belden CDT                                                   13,999                 256,742
WIRELESS EQUIPMENT (0.18%)
 SpectraLink                                                  19,064                 211,801
                                                TOTAL COMMON STOCKS              112,630,147

                                                Principal

                                                Amount                             Value

---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.91%)
FINANCE-MORTGAGE LOAN/BANKER (4.91%)
 Investment in Joint Trading Account;
  Federal National Mortgage Association
                                                           $                    $
  2.60%; 05/02/05                                          5,844,426               5,843,500
                                             TOTAL COMMERCIAL PAPER                5,843,500
                                                                                ------------

                               TOTAL PORTFOLIO INVESTMENTS (99.64%)              118,473,647
CASH AND RECEIVABLES, NET OF LIABILITIES (0.36%)                                     424,748
                                         TOTAL NET ASSETS (100.00%)             $118,898,395
                                                                                --------------


                            SCHEDULE OF INVESTMENTS
                              SMALLCAP BLEND FUND
                           APRIL 30, 2005 (UNAUDITED)


    Contract                     Opening       Current      Unrealized
      Type         Commitment  Market Value  Market Value   Gain(Loss)
-----------------------------------------------------------------------
FUTURES CONTRACTS
13 Russell 2000      Buy        $3,825,911    $3,775,850    $(50,061)
June 2005 Futures

/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, these securities had no value.
/3 /Security is illiquid.
/4 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, these securities had no value.
/5 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $562,078 or 0.47% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 13,801,529
Unrealized Depreciation                        (6,785,010)
                                             ------------
Net Unrealized Appreciation (Depreciation)      7,016,519
Cost for federal income tax purposes         $111,457,128

                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                     Percentage of
                                                               Total Value
--------------------------------------------------------------------------------
 Financial                         $ 21,736,934                     17.78%
 Consumer,
 Non-cyclical                        20,497,557                     16.77
 Consumer, Cyclical                  18,875,379                     15.44
 Industrial                          14,837,870                     12.14
 Technology                          10,967,547                      8.97
 Energy                               7,882,070                      6.45
 Communications                       6,740,321                      5.51
 Government                           5,843,500                      4.78
 Utilities                            4,210,184                      3.44
 Funds                                3,805,000                      3.11
 Futures Contracts                    3,775,850                      3.09
 Basic Materials                      3,077,285                      2.52
                TOTAL              $122,249,497                    100.00%
                                 ------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP GROWTH FUND
                           APRIL 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (99.32%)
AEROSPACE & DEFENSE EQUIPMENT (2.21%)
                                                                        $
 Armor Holdings /1/                                    3,940               137,939
 DRS Technologies /1/                                  3,670               162,398
 Innovative Solutions & Support /1/                    5,080               160,325
 Orbital Sciences /1/                                 15,000               139,800
                                                                           600,462
APPAREL MANUFACTURERS (0.70%)
 Guess? /1/                                           14,520               189,050
APPLICATIONS SOFTWARE (1.64%)
 American Reprographics /1/                            7,775               109,239
 Progress Software /1/                                 7,440               198,499
 Quest Software /1/                                   11,680               138,525
                                                                           446,263
ATHLETIC EQUIPMENT (0.65%)
 Nautilus                                              7,100               176,506
AUDIO & VIDEO PRODUCTS (0.46%)
 Polycom /1/                                           8,130               124,064
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.67%)
 Oshkosh Truck                                         2,410               181,111
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.59%)
 Tenneco Automotive /1/                               12,540               160,888
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.54%)
 Commercial Vehicle Group /1/                          7,580               146,142
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.83%)
 ElkCorp                                               4,030               110,825
 Simpson Manufacturing                                 4,230               114,210
                                                                           225,035
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.57%)
 Eagle Materials                                       2,070               155,767
BUILDING PRODUCTS-LIGHT FIXTURES (0.55%)
 Genlyte Group /1/                                     1,870               148,366
BUILDING-MAINTENANCE & SERVICE (0.73%)
 Rollins                                              10,055               198,486
BUILDING-RESIDENTIAL & COMMERCIAL (2.27%)
 Comstock Homebuilding /1/                             7,660               181,465
 Meritage /1/                                          2,100               132,909
 Technical Olympic USA                                 7,740               162,927
 WCI Communities /1/                                   4,920               137,908
                                                                           615,209
CELLULAR TELECOMMUNICATIONS (0.71%)
 Ubiquitel /1/                                        26,500               191,595
CHEMICALS-DIVERSIFIED (0.34%)
 Georgia Gulf                                          2,510                92,644
CHEMICALS-SPECIALTY (0.55%)
 MacDermid                                             4,935               149,777
COMMERCIAL BANKS (5.99%)
 City Holding                                          5,094               163,823
 City National                                         2,840               200,220
 Corus Bankshares                                      4,030               196,785
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                        $
 First Midwest Bancorp                                 5,020               163,953
 Frontier Financial                                    3,720               134,181
 MB Financial                                          4,800               174,576
 Pacific Capital Bancorp.                              6,630               191,143
 R&G Financial                                         2,772                39,390
 South Financial Group                                 4,960               130,894
 Vineyard National Bancorp.                            7,946               232,977
 Vineyard National Bancorp.-Rights /1/ /2/
  /3/ /4/                                                824                     -
                                                                         1,627,942
COMMERCIAL SERVICE-FINANCE (1.67%)
 Euronet Worldwide /1/                                 7,080               209,285
 iPayment /1/                                          4,250               154,657
 Wright Express /1/                                    5,310                88,677
                                                                           452,619
COMMERCIAL SERVICES (0.64%)
 Steiner Leisure Ltd. /1/                              5,780               173,198
COMMUNICATIONS SOFTWARE (0.58%)
 Avid Technology /1/                                   3,190               157,937
COMPUTER SERVICES (1.60%)
 Anteon International /1/                              5,430               226,974
 Perot Systems /1/                                    16,540               208,900
                                                                           435,874
COMPUTERS-INTEGRATED SYSTEMS (1.81%)
 Brocade Communications Systems /1/                   32,490               141,656
 Kronos /1/                                            3,610               140,971
 Micros Systems /1/                                    5,240               207,766
                                                                           490,393
COMPUTERS-MEMORY DEVICES (0.86%)
 Komag /1/                                             9,920               233,318
CONSUMER PRODUCTS-MISCELLANEOUS (0.80%)
 Central Garden & Pet /1/                              3,390               140,990
 Yankee Candle /1/                                     2,740                76,145
                                                                           217,135
CONTAINERS-METAL & GLASS (0.62%)
 Silgan Holdings                                       2,760               168,857
DATA PROCESSING & MANAGEMENT (0.53%)
 Global Payments                                       2,236               144,803
DENTAL SUPPLIES & EQUIPMENT (0.58%)
 Sybron Dental Specialties /1/                         4,255               158,499
DIAGNOSTIC EQUIPMENT (0.52%)
 Gen-Probe /1/                                         2,790               140,030
DIAGNOSTIC KITS (1.32%)
 Biosite /1/                                           3,000               171,000
 Dade Behring Holdings /1/                             3,020               186,243
                                                                           357,243
DIRECT MARKETING (0.55%)
 Catalina Marketing                                    6,450               149,963
DISTRIBUTION-WHOLESALE (3.22%)
 Hughes Supply                                         6,230               162,603
 Owens & Minor                                         6,590               191,176
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (CONTINUED)
                                                                        $
 SCP Pool                                              5,880               191,570
 United Stationers /1/                                 4,403               185,719
 WESCO International /1/                               5,890               142,420
                                                                           873,488
E-MARKETING-INFORMATION (0.70%)
 Digital River /1/                                     7,110               189,126
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.72%)
 DSP Group /1/                                         8,090               194,969
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.22%)
 Microsemi /1/                                        11,230               190,012
 OmniVision Technologies /1/                          10,110               141,540
 Semtech /1/                                           9,910               167,380
 Skyworks Solutions /1/                               19,580               102,599
                                                                           601,531
ELECTRONIC MEASUREMENT INSTRUMENTS (0.63%)
 Trimble Navigation /1/                                4,990               171,756
ELECTRONIC PARTS DISTRIBUTION (0.67%)
 Arrow Electronics /1/                                 7,480               182,063
ELECTRONICS-MILITARY (0.51%)
 Engineered Support Systems                            3,895               137,571
ENTERPRISE SOFTWARE & SERVICE (1.16%)
 Epicor Software /1/                                  11,920               131,239
 Hyperion Solutions /1/                                4,540               184,642
                                                                           315,881
FINANCE-AUTO LOANS (0.60%)
 WFS Financial /1/                                     3,640               163,618
FINANCE-CONSUMER LOANS (0.30%)
 First Marblehead /1/                                  2,129                82,030
FINANCE-MORTGAGE LOAN/BANKER (0.89%)
 American Home Mortgage Investment                     7,395               241,816
FOOD-MISCELLANEOUS/DIVERSIFIED (0.55%)
 Ralcorp Holdings /1/                                  3,750               148,575
FOOTWEAR & RELATED APPAREL (1.02%)
 Deckers Outdoor /1/                                   4,820               101,557
 Wolverine World Wide                                  8,650               175,509
                                                                           277,066
HOTELS & MOTELS (0.72%)
 La Quinta /1/                                        22,500               195,750
HUMAN RESOURCES (1.22%)
 Korn/Ferry International /1/                         10,260               147,744
 Labor Ready /1/                                      11,019               183,907
                                                                           331,651
INTERNET APPLICATION SOFTWARE (0.71%)
 WebEx Communications /1/                              8,830               192,671
INTERNET CONTENT-INFORMATION & NEWS (0.21%)
 InfoSpace /1/                                         1,830                56,712
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET INFRASTRUCTURE SOFTWARE (0.64%)
                                                                        $
 TIBCO Software /1/                                   24,179               172,638
INTERNET SECURITY (0.48%)
 RSA Security /1/                                     12,220               131,243
MACHINERY TOOLS & RELATED PRODUCTS (0.76%)
 Kennametal                                            3,530               159,909
 Lincoln Electric Holdings                             1,497                45,733
                                                                           205,642
MACHINERY-CONSTRUCTION & MINING (0.64%)
 Joy Global                                            5,135               173,922
MACHINERY-GENERAL INDUSTRY (1.20%)
 Gardner Denver /1/                                    4,300               157,122
 Middleby                                              3,860               169,994
                                                                           327,116
MEDICAL INSTRUMENTS (1.29%)
 Conmed /1/                                            5,730               170,296
 dj Orthopedics /1/                                    7,190               180,828
                                                                           351,124
MEDICAL LASER SYSTEMS (0.35%)
 IntraLase /1/                                         5,620                93,966
MEDICAL PRODUCTS (1.98%)
 American Medical Systems Holding /1/                 10,420               181,933
 Haemonetics /1/                                       4,740               202,730
 PolyMedica                                            4,900               151,851
                                                                           536,514
MEDICAL STERILIZATION PRODUCT (0.63%)
 Steris /1/                                            7,220               170,970
MEDICAL-BIOMEDICAL/GENE (0.81%)
 Affymetrix /1/                                        3,050               140,635
 Lexicon Genetics /1/                                 18,260                79,979
                                                                           220,614
MEDICAL-DRUGS (1.10%)
 Angiotech Pharmaceuticals /1/                         9,830               133,590
 Salix Pharmaceuticals /1/                            11,550               165,165
                                                                           298,755
MEDICAL-HMO (1.92%)
 AMERIGROUP /1/                                        4,280               150,314
 Molina Healthcare /1/                                 4,050               177,187
 Sierra Health Services /1/                            2,983               192,970
                                                                           520,471
MEDICAL-HOSPITALS (2.09%)
 LifePoint Hospitals /1/                               5,000               222,250
 United Surgical Partners International /1/            3,830               169,477
 VCA Antech /1/                                        7,570               176,230
                                                                           567,957
MEDICAL-NURSING HOMES (0.66%)
 Kindred Healthcare /1/                                5,470               179,963
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (1.39%)
 Amedisys /1/                                          6,170               185,162
 Option Care                                          13,475               191,749
                                                                           376,911
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL PROCESSORS & FABRICATION (0.30%)
                                                                        $
 Commercial Metals                                     3,150                80,357
NETWORKING PRODUCTS (1.28%)
 Netgear /1/                                          14,170               228,562
 SafeNet /1/                                           4,280               119,626
                                                                           348,188
NON-HAZARDOUS WASTE DISPOSAL (0.66%)
 Waste Connections /1/                                 5,110               179,974
OFFICE AUTOMATION & EQUIPMENT (0.70%)
 Global Imaging Systems /1/                            5,500               190,795
OFFICE SUPPLIES & FORMS (1.46%)
 Ennis                                                11,960               185,380
 John H. Harland                                       5,870               211,320
                                                                           396,700
OIL & GAS DRILLING (1.24%)
 Atwood Oceanics /1/                                   2,170               123,842
 Grey Wolf /1/                                        35,580               213,480
                                                                           337,322
OIL COMPANY-EXPLORATION & PRODUCTION (2.16%)
 Cimarex Energy /1/                                    4,370               155,135
 Denbury Resources /1/                                 5,120               162,509
 Remington Oil & Gas /1/                               3,240                94,511
 St. Mary Land & Exploration                           8,010               173,817
                                                                           585,972
OIL FIELD MACHINERY & EQUIPMENT (0.64%)
 Lone Star Technologies /1/                            4,440               172,894
OIL REFINING & MARKETING (0.72%)
 Frontier Oil                                          4,650               195,672
OIL-FIELD SERVICES (1.12%)
 Cal Dive International /1/                            3,680               163,686
 Oil States International /1/                          6,970               141,561
                                                                           305,247
OPTICAL SUPPLIES (0.72%)
 Advanced Medical Optics /1/                           5,290               195,624
PHYSICAL THERAPY & REHABILITATION CENTERS (0.69%)
 Psychiatric Solutions /1/                             4,330               186,277
PHYSICIAN PRACTICE MANAGEMENT (0.70%)
 Pediatrix Medical Group /1/                           2,787               189,767
PRINTING-COMMERCIAL (0.67%)
 Consolidated Graphics /1/                             3,980               182,682
PROPERTY & CASUALTY INSURANCE (1.23%)
 Arch Capital Group /1/                                3,840               153,562
 Zenith National Insurance                             3,140               180,581
                                                                           334,143
RACETRACKS (0.59%)
 Penn National Gaming /1/                              5,110               160,965
RECYCLING (0.31%)
 Metal Management                                      4,240                85,521
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RENTAL-AUTO & EQUIPMENT (0.79%)
                                                                        $
 Aaron Rents                                           9,820               215,647
RESEARCH & DEVELOPMENT (0.68%)
 PRA International /1/                                 7,182               183,787
RESORTS & THEME PARKS (0.48%)
 Bluegreen /1/                                         9,488               131,599
RESPIRATORY PRODUCTS (0.70%)
 Respironics /1/                                       3,030               191,466
RETAIL-APPAREL & SHOE (2.48%)
 Aeropostale /1/                                       5,444               152,051
 Finish Line                                           9,490               171,010
 Jos. A. Bank Clothiers /1/                            2,517                82,557
 Stage Stores /1/                                      2,889               109,262
 Too /1/                                               6,870               158,079
                                                                           672,959
RETAIL-AUTOMOBILE (0.52%)
 Rush Enterprises /1/                                  9,700               141,911
RETAIL-LEISURE PRODUCTS (0.46%)
 MarineMax /1/                                         4,580               123,889
RETAIL-MUSIC STORE (0.63%)
 Guitar Center /1/                                     3,470               171,244
RETAIL-RESTAURANTS (1.13%)
 CKE Restaurants /1/                                  11,510               170,808
 O'Charley's /1/                                       6,870               136,988
                                                                           307,796
RETAIL-SPORTING GOODS (0.70%)
 Big 5 Sporting Goods                                  8,010               191,359
RETAIL-TOY STORE (0.51%)
 Build-A-Bear Workshop /1/                             5,180               138,876
RETAIL-VIDEO RENTAL (0.64%)
 Movie Gallery                                         6,390               172,722
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.33%)
 SigmaTel /1/                                          3,440                90,094
SEMICONDUCTOR EQUIPMENT (0.65%)
 ATMI /1/                                              7,670               175,758
STEEL PIPE & TUBE (0.40%)
 NS Group /1/                                          3,760               108,138
STEEL PRODUCERS (0.34%)
 Reliance Steel & Aluminum                             2,460                92,816
SUPERCONDUCTOR PRODUCTION & SYSTEMS (0.66%)
 Intermagnetics General /1/                            7,250               178,060
TELECOMMUNICATION EQUIPMENT (1.24%)
 Comtech Telecommunications /1/                        6,010               211,011
 Tekelec /1/                                           9,270               126,165
                                                                           337,176
THERAPEUTICS (1.86%)
 Connetics /1/                                         7,150               155,369
 Eyetech Pharmaceuticals /1/                           7,819               179,759
                                              Shares

                                              Held                        Value

-----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (CONTINUED)
                                                                        $
 MGI Pharma /1/                                        7,680               169,344
                                                                           504,472
TRANSACTIONAL SOFTWARE (0.65%)
 Transaction Systems Architects /1/                    8,470               175,583
TRANSPORT-MARINE (1.47%)
 General Maritime /1/                                  3,980               174,523
 Knightsbridge Tankers                                 5,350               223,897
                                                                           398,420
TRANSPORT-SERVICES (0.94%)
 Dynamex /1/                                           7,360               131,965
 HUB Group /1/                                         2,260               124,300
                                                                           256,265
TRANSPORT-TRUCK (1.47%)
 Overnite                                              7,140               214,057
 Werner Enterprises                                    9,910               184,128
                                                                           398,185
WIRELESS EQUIPMENT (0.33%)
 SpectraLink                                           8,050                89,436
                                        TOTAL COMMON STOCKS             26,969,014


                                            Principal
                                            Amount                   Value
----------------------------------------------------------------------------------
COMMERCIAL PAPER (1.69%)
FINANCE-MORTGAGE LOAN/BANKER (1.69%)
 Investment in Joint Trading Account;
  Federal National Mortgage Association
                                                 $                  $
  2.60%; 05/02/05                                459,519                 459,446
                                 TOTAL COMMERCIAL PAPER                  459,446
                                                                     -----------

                  TOTAL PORTFOLIO INVESTMENTS (101.01%)               27,428,460
LIABILITIES, NET OF CASH AND RECEIVABLES (-1.01%)                       (274,207)
                             TOTAL NET ASSETS (100.00%)              $27,154,253
                                                                    --------------


/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, these securities had no value.
/3 /Security is illiquid.
/4 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. At the end of the period, these securities had no value.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 1,892,058
Unrealized Depreciation                       (2,182,471)
                                             -----------
Net Unrealized Appreciation (Depreciation)      (290,413)
Cost for federal income tax purposes         $27,718,873

                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                    Percentage of
                                                              Total Value
--------------------------------------------------------------------------------
 Consumer,
 Non-cyclical                      $ 7,913,825                     28.85%
 Consumer, Cyclical                  4,855,809                     17.70
 Industrial                          4,181,478                     15.25
 Technology                          3,653,199                     13.32
 Financial                           2,449,550                      8.93
 Communications                      1,982,810                      7.23
 Energy                              1,597,106                      5.82
 Government                            459,446                      1.68
 Basic Materials                       335,237                      1.22
                TOTAL              $27,428,460                    100.00%
                                 -----------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                          SMALLCAP S&P 600 INDEX FUND
                           APRIL 30, 2005 (UNAUDITED)

                                              Shares

                                              Held                         Value

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COMMON STOCKS (99.70%)
ADVANCED MATERIALS & PRODUCTS (0.10%)
                                                                        $
 Ceradyne /1/                                          9,660                 191,848
AEROSPACE & DEFENSE (0.37%)
 Esterline Technologies /1/                            9,944                 321,390
 Teledyne Technologies /1/                            13,150                 400,023
                                                                             721,413
AEROSPACE & DEFENSE EQUIPMENT (1.40%)
 AAR /1/                                              12,784                 188,308
 Armor Holdings /1/                                   13,545                 474,211
 Curtiss-Wright                                        8,491                 460,212
 DRS Technologies /1/                                 10,830                 479,228
 GenCorp                                              20,313                 386,150
 Kaman                                                 9,014                 116,100
 Moog /1/                                             14,535                 433,288
 Triumph Group /1/                                     6,299                 196,088
                                                                           2,733,585
AGRICULTURAL OPERATIONS (0.20%)
 Delta & Pine Land                                    15,307                 385,736
AIRLINES (0.32%)
 Frontier Airlines /1/                                14,130                 137,202
 Mesa Air Group /1/                                   12,047                  64,210
 Skywest                                              22,859                 413,291
                                                                             614,703
APPAREL MANUFACTURERS (1.04%)
 Ashworth /1/                                          5,434                  59,720
 Gymboree /1/                                         12,273                 140,280
 Haggar                                                2,494                  48,384
 Kellwood                                             10,971                 280,199
 Oshkosh B'gosh                                        4,664                 122,896
 Oxford Industries                                     6,071                 222,320
 Phillips-Van Heusen                                  11,792                 305,177
 Quiksilver /1/                                       22,758                 626,983
 Russell                                              12,950                 226,755
                                                                           2,032,714
APPLIANCES (0.02%)
 Applica /1/                                           8,872                  20,672
 Fedders                                              10,681                  21,255
                                                                              41,927
APPLICATIONS SOFTWARE (0.56%)
 EPIQ Systems /1/                                      6,237                  94,615
 Mapinfo /1/                                           8,085                  91,603
 MRO Software /1/                                      9,110                 116,517
 Pinnacle Systems /1/                                 27,677                 137,831
 Progress Software /1/                                14,486                 386,487
 Serena Software /1/                                  13,864                 263,832
                                                                           1,090,885
ATHLETIC EQUIPMENT (0.16%)
 Nautilus                                             12,379                 307,742
ATHLETIC FOOTWEAR (0.19%)
 K-Swiss                                              12,079                 362,370
AUDIO & VIDEO PRODUCTS (0.00%)
 Vialta /1/                                               11                       4
                                              Shares
                                              Held                         Value

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COMMON STOCKS (CONTINUED)
AUTO REPAIR CENTERS (0.07%)
                                                                        $
 Midas /1/                                             5,876                 127,039
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.55%)
 Oshkosh Truck                                        14,384               1,080,958
AUTO-TRUCK TRAILERS (0.16%)
 Wabash National                                      12,229                 311,839
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.10%)
 Superior Industries International                     9,706                 197,323
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.03%)
 Standard Motor Products                               5,959                  54,108
BANKS (0.13%)
 Boston Private Financial Holdings                    10,931                 244,199
BATTERIES & BATTERY SYSTEMS (0.08%)
 Wilson Greatbatch Technologies /1/                    8,480                 162,646
BROADCASTING SERVICES & PROGRAMMING (0.05%)
 4 Kids Entertainment /1/                              5,293                 106,707
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.34%)
 ElkCorp                                               7,510                 206,525
 Simpson Manufacturing                                16,739                 451,953
                                                                             658,478
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.08%)
 Insituform Technologies /1/                          10,607                 158,150
BUILDING PRODUCTS-AIR & HEATING (0.22%)
 Lennox International                                 21,732                 424,861
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.65%)
 Florida Rock Industries                              14,795                 859,293
 Texas Industries                                      8,805                 406,615
                                                                           1,265,908
BUILDING PRODUCTS-DOORS & WINDOWS (0.07%)
 Apogee Enterprises                                   10,844                 139,671
BUILDING PRODUCTS-WOOD (0.13%)
 Universal Forest Products                             6,783                 258,161
BUILDING-MAINTENANCE & SERVICE (0.16%)
 ABM Industries                                       17,580                 319,429
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.58%)
 Champion Enterprises /1/                             28,753                 271,428
 Coachmen Industries                                   5,921                  68,032
 Fleetwood Enterprises /1/                            22,025                 168,271
 Monaco Coach                                         11,659                 165,325
 Skyline                                               3,026                 109,239
 Winnebago Industries                                 12,015                 350,117
                                                                           1,132,412
BUILDING-RESIDENTIAL & COMMERCIAL (2.12%)
 MDC Holdings                                         14,942                 976,908
 Meritage /1/                                          9,175                 580,686
 NVR /1/                                               2,262               1,624,908
 Standard-Pacific                                     13,402                 959,717
                                                                           4,142,219
                                              Shares
                                              Held                         Value

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COMMON STOCKS (CONTINUED)
CASINO HOTELS (0.19%)
                                                                        $
 Aztar /1/                                            13,787                 376,523
CASINO SERVICES (0.18%)
 Shuffle Master /1/                                   14,086                 354,826
CELLULAR TELECOMMUNICATIONS (0.02%)
 Boston Communications Group /1/                       6,960                  38,698
CHEMICALS-DIVERSIFIED (0.25%)
 Georgia Gulf                                         13,463                 496,919
CHEMICALS-FIBERS (0.07%)
 Wellman                                              12,690                 136,544
CHEMICALS-PLASTICS (0.25%)
 A. Schulman                                          12,148                 202,872
 PolyOne /1/                                          36,381                 280,861
                                                                             483,733
CHEMICALS-SPECIALTY (0.69%)
 Arch Chemicals                                        9,300                 239,754
 H.B. Fuller                                          11,357                 344,344
 MacDermid                                            10,929                 331,695
 OM Group /1/                                         11,239                 246,584
 OMNOVA Solutions /1/                                 16,127                  65,315
 Penford                                               3,498                  50,371
 Quaker Chemical                                       3,831                  74,666
                                                                           1,352,729
CIRCUIT BOARDS (0.12%)
 Park Electrochemical                                  7,500                 166,125
 SBS Technologies /1/                                  6,174                  58,097
                                                                             224,222
COAL (0.56%)
 Massey Energy                                        30,142               1,088,428
COLLECTIBLES (0.08%)
 Action Performance                                    7,356                  77,900
 Department 56 /1/                                     5,356                  69,842
                                                                             147,742
COMMERCIAL BANKS (5.38%)
 Chittenden                                           18,369                 461,246
 Community Bank System                                12,131                 268,459
 East-West Bancorp                                    20,816                 668,610
 First Bancorp.                                       15,179                 550,390
 First Midwest Bancorp                                18,132                 592,191
 First Republic Bank                                   9,249                 289,401
 Fremont General                                      28,110                 609,706
 Gold Banc                                            15,928                 220,284
 Hudson United Bancorp                                17,818                 610,445
 Irwin Financial                                       9,152                 183,681
 Nara Bancorp.                                         9,245                 124,253
 PrivateBancorp                                        7,440                 232,500
 Provident Bankshares                                 13,126                 384,329
 Republic Bancorp.                                    27,909                 353,886
 Riggs National                                       10,402                 203,151
 South Financial Group                                28,175                 743,538
 Southwest Bancorp. of Texas                          27,763                 460,866
 Sterling Bancshares                                  17,891                 240,276
 Susquehanna Bancshares                               18,435                 387,688
                                              Shares

                                              Held                         Value

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COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                        $
 TrustCo Bank                                         29,470                 324,465
 UCBH Holdings                                        36,071                 567,397
 Umpqua Holdings                                      17,693                 393,138
 United Bankshares                                    15,556                 476,325
 Whitney Holding                                      16,644                 753,474
 Wintrust Financial                                    8,536                 391,888
                                                                          10,491,587
COMMERCIAL SERVICE-FINANCE (0.35%)
 Coinstar /1/                                          9,999                 171,383
 iPayment /1/                                          4,136                 150,509
 NCO Group /1/                                        12,700                 236,601
 PRG-Schultz International /1/                        16,928                  80,747
 Rewards Network /1/                                   8,151                  40,347
                                                                             679,587
COMMERCIAL SERVICES (0.71%)
 Arbitron                                             12,375                 523,710
 Central Parking                                      12,477                 203,999
 CPI                                                   3,074                  50,506
 Insurance Auto Auctions /1/                           4,119                 116,156
 Pre-Paid Legal Services /1/                           5,456                 194,834
 Sourcecorp /1/                                        6,252                 111,598
 StarTek                                               5,057                  73,579
 Vertrue /1/                                           3,669                 111,574
                                                                           1,385,956
COMMUNICATIONS SOFTWARE (0.50%)
 Avid Technology /1/                                  13,460                 666,405
 Captaris /1/                                         12,037                  44,055
 Digi International /1/                                8,895                  94,732
 Inter-Tel                                             9,227                 175,682
                                                                             980,874
COMPUTER AIDED DESIGN (0.19%)
 ANSYS /1/                                            12,493                 380,287
COMPUTER SERVICES (0.83%)
 CACI International /1/                               11,852                 736,246
 Carreker /1/                                          9,164                  41,421
 CIBER /1/                                            23,261                 180,971
 FactSet Research Systems                             15,367                 426,588
 Manhattan Associates /1/                             11,915                 224,955
                                                                           1,610,181
COMPUTER SOFTWARE (0.04%)
 Phoenix Technologies /1/                              9,800                  79,282
COMPUTERS-INTEGRATED SYSTEMS (1.06%)
 Agilysys                                             11,399                 150,695
 Brooktrout /1/                                        5,046                  49,653
 Catapult Communications /1/                           4,473                  66,111
 Kronos /1/                                           12,608                 492,342
 Mercury Computer Systems /1/                          8,357                 220,040
 Micros Systems /1/                                   15,001                 594,790
 MTS Systems                                           7,913                 229,160
 NYFIX /1/                                            12,197                  64,522
 Radiant Systems /1/                                   9,426                  81,063
 RadiSys /1/                                           7,875                 110,250
                                                                           2,058,626
                                              Shares

                                              Held                         Value

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COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (0.19%)
                                                                        $
 Hutchison Technology /1/                              9,976                 369,511
COMPUTERS-PERIPHERAL EQUIPMENT (0.10%)
 Synaptics /1/                                        10,415                 188,824
COMPUTERS-VOICE RECOGNITION (0.10%)
 Talx                                                  8,227                 203,371
CONSULTING SERVICES (0.30%)
 Maximus /1/                                           7,936                 243,635
 Watson Wyatt                                         12,911                 340,851
                                                                             584,486
CONSUMER PRODUCTS-MISCELLANEOUS (0.63%)
 Fossil /1/                                           22,270                 518,000
 Russ Berrie                                           6,686                  86,450
 Spectrum Brands /1/                                  16,936                 617,148
                                                                           1,221,598
CRYSTAL & GIFTWARE (0.02%)
 Enesco Group /1/                                      5,706                  32,011
DATA PROCESSING & MANAGEMENT (0.91%)
 eFunds /1/                                           19,355                 423,100
 FileNet /1/                                          16,382                 434,123
 Global Payments                                      14,121                 914,476
                                                                           1,771,699
DECISION SUPPORT SOFTWARE (0.05%)
 SPSS /1/                                              6,552                 105,422
DENTAL SUPPLIES & EQUIPMENT (0.30%)
 Sybron Dental Specialties /1/                        15,854                 590,561
DIAGNOSTIC EQUIPMENT (0.27%)
 Immucor /1/                                          17,873                 533,330
DIAGNOSTIC KITS (0.84%)
 Biosite /1/                                           6,655                 379,335
 Diagnostic Products                                  10,404                 504,594
 IDEXX Laboratories /1/                               13,339                 756,855
                                                                           1,640,784
DIRECT MARKETING (0.18%)
 ADVO                                                 12,351                 355,832
DISPOSABLE MEDICAL PRODUCTS (0.17%)
 ICU Medical /1/                                       5,379                 190,578
 Merit Medical Systems /1/                            10,475                 132,509
                                                                             323,087
DISTRIBUTION-WHOLESALE (1.75%)
 Bell Microproducts /1/                               11,246                  89,968
 Building Material Holding                             5,437                 298,709
 Hughes Supply                                        26,206                 683,977
 Owens & Minor                                        15,683                 454,964
 ScanSource /1/                                        5,005                 231,481
 SCP Pool                                             20,745                 675,872
 United Stationers /1/                                13,103                 552,684
 Watsco                                                9,940                 431,297
                                                                           3,418,952
DIVERSIFIED MANUFACTURING OPERATIONS (1.42%)
 A.O. Smith                                            9,759                 278,131
                                              Shares

                                              Held                         Value

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COMMON STOCKS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                                                                        $
 Acuity Brands                                        17,172                 410,582
 Barnes Group                                          8,410                 241,787
 Griffon /1/                                          10,572                 202,877
 Lydall /1/                                            6,389                  57,118
 Myers Industries                                     12,971                 124,651
 Roper Industries                                     16,701               1,130,157
 Standex International                                 4,603                 120,599
 Tredegar                                             13,149                 213,803
                                                                           2,779,705
DIVERSIFIED MINERALS (0.10%)
 AMCOL International                                  10,241                 195,705
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.34%)
 Chemed                                                4,942                 350,091
 Viad                                                  8,774                 225,931
 Volt Information Sciences /1/                         4,667                  92,313
                                                                             668,335
DRUG DELIVERY SYSTEMS (0.08%)
 Noven Pharmaceuticals /1/                             9,291                 154,509
E-COMMERCE-SERVICES (0.09%)
 Napster /1/                                          16,950                  96,954
 Pegasus Solutions /1/                                 7,634                  81,607
                                                                             178,561
E-SERVICES-CONSULTING (0.40%)
 Digital Insight /1/                                  14,147                 283,930
 Websense /1/                                          9,411                 499,254
                                                                             783,184
ELECTRIC PRODUCTS-MISCELLANEOUS (0.12%)
 Littelfuse /1/                                        8,820                 237,611
ELECTRIC-INTEGRATED (1.39%)
 ALLETE                                               11,763                 490,164
 Avista                                               19,213                 322,586
 Central Vermont Public Service                        4,821                 101,771
 CH Energy Group                                       6,247                 266,435
 Cleco                                                19,396                 396,066
 El Paso Electric /1/                                 18,789                 366,574
 Green Mountain Power                                  2,029                  60,566
 UIL Holdings                                          5,404                 277,441
 UniSource Energy                                     13,585                 424,531
                                                                           2,706,134
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.98%)
 Bel Fuse                                              4,425                 118,811
 Benchmark Electronics /1/                            16,378                 442,861
 CTS                                                  14,561                 153,619
 Cubic                                                 8,367                 147,176
 Daktronics /1/                                        6,873                 139,934
 DSP Group /1/                                        11,100                 267,510
 Methode Electronics                                  14,405                 162,344
 Planar Systems /1/                                    5,813                  44,818
 Rogers /1/                                            6,639                 229,311
 Technitrol /1/                                       16,042                 208,225
                                                                           1,914,609
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.57%)
 Actel /1/                                             9,976                 139,963
                                              Shares

                                              Held                         Value

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COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                        $
 Alliance Semiconductor /1/                           11,952                  18,884
 ESS Technology /1/                                   13,958                  53,599
 Kopin /1/                                            27,748                  85,186
 Microsemi /1/                                        24,214                 409,701
 Skyworks Solutions /1/                               62,188                 325,865
 Supertex /1/                                          5,175                  73,796
                                                                           1,106,994
ELECTRONIC MEASUREMENT INSTRUMENTS (1.04%)
 Analogic                                              4,992                 208,216
 Flir Systems /1/                                     27,492                 731,287
 Itron /1/                                             8,522                 307,389
 Keithley Instruments                                  6,027                  83,715
 Trimble Navigation /1/                               20,548                 707,262
                                                                           2,037,869
ELECTRONICS-MILITARY (0.40%)
 EDO                                                   6,982                 208,273
 Engineered Support Systems                           15,956                 563,566
                                                                             771,839
ENERGY-ALTERNATE SOURCES (0.26%)
 Headwaters /1/                                       15,850                 506,724
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.38%)
 EMCOR Group /1/                                       6,062                 270,850
 URS /1/                                              15,591                 479,423
                                                                             750,273
ENGINES-INTERNAL COMBUSTION (0.34%)
 Briggs & Stratton                                    20,426                 661,190
ENTERPRISE SOFTWARE & SERVICE (0.57%)
 Concord Communications /1/                            7,257                 119,378
 Hyperion Solutions /1/                               15,853                 644,742
 JDA Software Group /1/                               11,539                 118,159
 ManTech International /1/                             9,887                 237,782
                                                                           1,120,061
ENTERTAINMENT SOFTWARE (0.53%)
 Take-Two Interactive Software /1/                    27,404                 644,816
 THQ /1/                                              15,556                 392,322
                                                                           1,037,138
ENVIRONMENTAL CONSULTING & ENGINEERING (0.12%)
 Tetra Tech /1/                                       22,391                 237,121
FILTRATION & SEPARATION PRODUCTS (0.44%)
 CLARCOR                                              10,152                 513,793
 CUNO /1/                                              6,817                 345,758
                                                                             859,551
FINANCE-CONSUMER LOANS (0.10%)
 World Acceptance /1/                                  7,528                 191,588
FINANCE-INVESTMENT BANKER & BROKER (0.33%)
 Investment Technology Group /1/                      16,617                 315,889
 Piper Jaffray /1/                                     8,205                 226,868
 SWS Group                                             6,339                  92,550
                                                                             635,307
FINANCE-LEASING COMPANY (0.12%)
 Financial Federal                                     6,891                 243,252
                                              Shares

                                              Held                         Value

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COMMON STOCKS (CONTINUED)
FIREARMS & AMMUNITION (0.03%)
                                                                        $
 Sturm Ruger                                           9,599                  63,353
FOOD-BAKING (0.22%)
 Flowers Foods                                        14,689                 423,631
FOOD-MISCELLANEOUS/DIVERSIFIED (0.96%)
 American Italian Pasta                                7,286                 172,387
 Corn Products International                          29,790                 655,976
 Hain Celestial Group /1/                             13,180                 233,945
 J & J Snack Foods                                     3,119                 152,675
 Lance                                                11,237                 185,185
 Ralcorp Holdings /1/                                 11,692                 463,237
                                                                           1,863,405
FOOD-RETAIL (0.09%)
 Great Atlantic & Pacific Tea /1/                     11,176                 175,240
FOOD-WHOLESALE & DISTRIBUTION (0.55%)
 Nash Finch                                            5,024                 177,699
 Performance Food Group /1/                           18,539                 498,513
 United Natural Foods /1/                             15,111                 404,975
                                                                           1,081,187
FOOTWEAR & RELATED APPAREL (0.33%)
 Stride Rite                                          14,331                 174,838
 Wolverine World Wide                                 22,734                 461,273
                                                                             636,111
FORESTRY (0.09%)
 Deltic Timber                                         4,839                 171,543
GARDEN PRODUCTS (0.36%)
 Toro                                                 17,136                 708,059
GAS-DISTRIBUTION (3.45%)
 Atmos Energy                                         31,452                 827,188
 Cascade Natural Gas                                   4,475                  83,817
 Energen                                              14,511                 898,956
 Laclede Group                                         8,345                 228,403
 New Jersey Resources                                 10,553                 457,578
 Northwest Natural                                    10,945                 388,547
 Piedmont Natural Gas                                 30,372                 697,037
 Southern Union /1/                                   38,467                 920,900
 Southwest Gas                                        14,293                 349,750
 Southwestern Energy /1/                              14,450                 848,937
 UGI                                                  20,433               1,026,350
                                                                           6,727,463
HEALTH CARE COST CONTAINMENT (0.05%)
 Hooper Holmes                                        25,777                  94,344
HOME FURNISHINGS (0.39%)
 Bassett Furniture Industries                          4,378                  85,984
 Ethan Allen Interiors                                14,070                 423,929
 La-Z-Boy                                             20,678                 244,827
                                                                             754,740
HOSPITAL BEDS & EQUIPMENT (0.26%)
 Invacare                                             12,460                 510,362
HOTELS & MOTELS (0.11%)
 Marcus                                               10,900                 208,735
                                              Shares

                                              Held                         Value

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COMMON STOCKS (CONTINUED)
HOUSEWARES (0.10%)
                                                                        $
 Libbey                                                5,464                  95,784
 National Presto Industries                            2,298                  89,622
                                                                             185,406
HUMAN RESOURCES (0.56%)
 Administaff                                           9,290                 126,994
 CDI                                                   6,169                 136,397
 Cross Country Healthcare /1/                         10,420                 167,866
 Heidrick & Struggles International /1/                7,605                 196,665
 Labor Ready /1/                                      16,868                 281,527
 On Assignment /1/                                    10,017                  43,073
 Spherion /1/                                         24,177                 135,633
                                                                           1,088,155
IDENTIFICATION SYSTEM-DEVELOPMENT (0.53%)
 Brady                                                17,678                 524,153
 Checkpoint Systems /1/                               15,792                 249,987
 Paxar /1/                                            14,928                 267,510
                                                                           1,041,650
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.07%)
 Sonic Solutions /1/                                   8,949                 131,461
INDUSTRIAL AUTOMATION & ROBOTS (0.23%)
 Cognex                                               17,423                 380,518
 Gerber Scientific /1/                                 8,389                  59,394
                                                                             439,912
INSTRUMENTS-CONTROLS (0.50%)
 BEI Technologies                                      5,246                 120,658
 Photon Dynamics /1/                                   6,704                 129,722
 Watts Industries                                     11,413                 356,656
 Woodward Governor                                     4,197                 296,140
 X-Rite                                                7,688                  79,725
                                                                             982,901
INSTRUMENTS-SCIENTIFIC (0.29%)
 Dionex /1/                                            7,843                 336,857
 FEI /1/                                              11,545                 208,156
 Meade Instruments /1/                                 6,659                  19,711
                                                                             564,724
INSURANCE BROKERS (0.26%)
 Hilb, Rogal & Hamilton                               14,260                 499,243
INTERNET APPLICATION SOFTWARE (0.23%)
 Verity /1/                                           14,971                 122,762
 WebEx Communications /1/                             15,231                 332,341
                                                                             455,103
INTERNET CONNECTIVE SERVICES (0.03%)
 PC-Tel /1/                                            7,811                  56,552
INTERNET SECURITY (0.19%)
 Internet Security Systems /1/                        17,087                 332,342
 Zixit /1/                                            11,731                  32,260
                                                                             364,602
INTERNET TELEPHONY (0.16%)
 j2 Global Communications /1/                          8,567                 306,013
LASERS-SYSTEMS & COMPONENTS (0.48%)
 Coherent /1/                                         12,126                 389,002
                                              Shares

                                              Held                         Value

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COMMON STOCKS (CONTINUED)
LASERS-SYSTEMS & COMPONENTS (CONTINUED)
                                                                        $
 Cymer /1/                                            14,635                 362,802
 Electro Scientific Industries /1/                    11,284                 186,524
                                                                             938,328
LEISURE & RECREATION PRODUCTS (0.30%)
 K2 /1/                                               18,505                 235,384
 Multimedia Games /1/                                 11,109                  87,872
 WMS Industries /1/                                   10,366                 263,296
                                                                             586,552
LIFE & HEALTH INSURANCE (0.52%)
 Delphi Financial Group                               11,806                 490,185
 Presidential Life                                    10,124                 146,899
 UICI                                                 15,950                 370,359
                                                                           1,007,443
LINEN SUPPLY & RELATED ITEMS (0.21%)
 Angelica                                              3,577                  96,507
 G & K Services                                        8,346                 320,320
                                                                             416,827
MACHINERY TOOLS & RELATED PRODUCTS (0.17%)
 Milacron /1/                                         17,136                  35,985
 Regal Beloit                                         11,502                 304,228
                                                                             340,213
MACHINERY-CONSTRUCTION & MINING (0.29%)
 Astec Industries /1/                                  7,284                 169,717
 JLG Industries                                       19,704                 401,568
                                                                             571,285
MACHINERY-ELECTRICAL (0.15%)
 Baldor Electric                                      12,029                 299,522
MACHINERY-FARM (0.04%)
 Lindsay Manufacturing                                 4,668                  87,105
MACHINERY-GENERAL INDUSTRY (1.33%)
 Albany International                                 12,574                 394,321
 Applied Industrial Technologies                      10,757                 300,120
 Gardner Denver /1/                                    7,872                 287,643
 Idex                                                 20,144                 750,364
 Manitowoc                                            11,701                 468,040
 Robbins & Myers                                       5,129                 111,812
 Stewart & Stevenson Services                         11,410                 273,840
                                                                           2,586,140
MACHINERY-PUMPS (0.12%)
 Thomas Industries                                     5,809                 229,281
MEDICAL INFORMATION SYSTEM (0.63%)
 Cerner /1/                                           12,962                 752,574
 Dendrite International /1/                           16,555                 255,278
 NDCHealth                                            14,263                 217,796
                                                                           1,225,648
MEDICAL INSTRUMENTS (0.69%)
 ArthroCare /1/                                        9,348                 274,644
 Conmed /1/                                           11,828                 351,528
 Datascope                                             5,394                 154,916
 dj Orthopedics /1/                                    7,891                 198,458
 Kensey Nash /1/                                       4,510                 123,935
                                              Shares

                                              Held                         Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
                                                                        $
 SurModics /1/                                         6,571                 237,016
                                                                           1,340,497
MEDICAL LABORATORY & TESTING SERVICE (0.12%)
 LabOne /1/                                            6,806                 238,754
MEDICAL LASER SYSTEMS (0.17%)
 BioLase Technology                                    9,186                  60,444
 LCA-Vision                                            7,114                 278,798
                                                                             339,242
MEDICAL PRODUCTS (1.88%)
 American Medical Systems Holding /1/                 24,086                 420,542
 Cooper                                               16,960               1,145,648
 Cyberonics /1/                                        8,912                 335,893
 Haemonetics /1/                                      10,260                 438,820
 Mentor                                               13,974                 512,846
 Osteotech /1/                                         6,804                  17,554
 PolyMedica                                           10,996                 340,766
 Possis Medical /1/                                    6,909                  61,214
 Viasys Healthcare /1/                                11,676                 247,998
 Vital Signs                                           3,647                 148,798
                                                                           3,670,079
MEDICAL-BIOMEDICAL/GENE (0.51%)
 Arqule /1/                                           12,370                  64,943
 Cambrex                                              10,348                 196,612
 CryoLife /1/                                          8,828                  53,056
 Enzo Biochem /1/                                     11,950                 162,759
 Integra LifeSciences Holdings /1/                     9,716                 344,238
 Regeneron Pharmaceutical /1/                         18,940                 105,306
 Savient Pharmaceuticals /1/                          23,959                  66,127
                                                                             993,041
MEDICAL-DRUGS (0.50%)
 Bradley Pharmaceuticals /1/                           5,900                  52,746
 Medicis Pharmaceutical                               21,545                 605,415
 Priority Healthcare /1/                              14,326                 326,346
                                                                             984,507
MEDICAL-GENERIC DRUGS (0.09%)
 Alpharma                                             18,586                 175,452
MEDICAL-HMO (0.95%)
 AMERIGROUP /1/                                       20,158                 707,949
 Centene /1/                                          16,430                 457,576
 Sierra Health Services /1/                           10,586                 684,808
                                                                           1,850,333
MEDICAL-HOSPITALS (0.26%)
 United Surgical Partners International               11,417                 505,202
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.42%)
 Amedisys /1/                                          6,040                 181,260
 Amsurg /1/                                           11,596                 300,221
 Gentiva Health Services /1/                           9,521                 186,421
 Odyssey HealthCare /1/                               13,603                 155,482
                                                                             823,384
                                              Shares

                                              Held                         Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL PROCESSORS & FABRICATION (1.39%)
                                                                        $
 Commercial Metals                                    23,377                 596,347
 Kaydon                                               11,200                 307,328
 Mueller Industries                                   14,503                 375,628
 Quanex                                                9,882                 498,646
 Timken                                               36,167                 898,388
 Wolverine Tube /1/                                    5,906                  38,389
                                                                           2,714,726
METAL PRODUCTS-DISTRIBUTION (0.09%)
 A.M. Castle /1/                                       5,134                  61,351
 Lawson Products                                       2,815                 108,462
                                                                             169,813
METAL-ALUMINUM (0.13%)
 Century Aluminum /1/                                 10,922                 254,483
METAL-IRON (0.26%)
 Cleveland-Cliffs                                      8,578                 497,610
MISCELLANEOUS INVESTING (3.48%)
 Capital Automotive                                   16,001                 543,714
 Colonial Properties Trust                            15,302                 591,422
 Commercial Net Lease Realty                          20,600                 390,988
 CRT Properties                                       12,372                 285,669
 Entertainment Properties Trust                        9,928                 428,890
 Essex Property Trust                                  9,097                 690,917
 Gables Residential Trust                             11,609                 425,470
 Glenborough Realty Trust                             14,288                 293,475
 Kilroy Realty                                        11,393                 497,077
 Lexington Corporate Properties Trust                 19,212                 441,492
 New Century Financial                                20,135                 915,136
 Parkway Properties                                    5,576                 254,266
 Shurgard Storage Centers                             18,427                 770,801
 Sovran Self Storage                                   6,256                 267,444
                                                                           6,796,761
MISCELLANEOUS MANUFACTURERS (0.35%)
 AptarGroup                                           14,110                 680,525
NETWORKING PRODUCTS (0.65%)
 Adaptec /1/                                          44,227                 161,871
 Aeroflex /1/                                         29,564                 234,443
 Anixter International /1/                            13,681                 505,102
 Black Box                                             6,866                 223,282
 Netgear /1/                                           8,791                 141,799
                                                                           1,266,497
NON-FERROUS METALS (0.15%)
 Brush Engineered Materials /1/                        7,608                 108,871
 RTI International Metals /1/                          8,594                 193,279
                                                                             302,150
NON-HAZARDOUS WASTE DISPOSAL (0.34%)
 Waste Connections /1/                                18,909                 665,975
NON-HOTEL GAMBLING (0.38%)
 Argosy Gaming /1/                                    11,125                 511,083
 Pinnacle Entertainment /1/                           15,795                 239,452
                                                                             750,535
OFFICE AUTOMATION & EQUIPMENT (0.25%)
 Global Imaging Systems /1/                            9,302                 322,687
                                              Shares

                                              Held                         Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OFFICE AUTOMATION & EQUIPMENT (CONTINUED)
                                                                        $
 Imagistics International /1/                          6,445                 173,048
                                                                             495,735
OFFICE FURNISHINGS-ORIGINAL (0.06%)
 Interface /1/                                        19,394                 116,364
OFFICE SUPPLIES & FORMS (0.27%)
 John H. Harland                                      11,021                 396,756
 Standard Register                                    10,409                 129,800
                                                                             526,556
OIL & GAS (0.20%)
 Spinnaker Exploration /1/                            12,099                 387,289
OIL & GAS DRILLING (0.16%)
 Atwood Oceanics /1/                                   5,351                 305,382
OIL COMPANY-EXPLORATION & PRODUCTION (2.85%)
 Cabot Oil & Gas                                      19,272                 567,368
 Cimarex Energy /1/                                   16,489                 585,360
 Patina Oil & Gas                                     28,221               1,083,686
 Penn Virginia                                         7,332                 301,125
 Petroleum Development /1/                             6,566                 168,090
 Remington Oil & Gas /1/                               9,900                 288,783
 St. Mary Land & Exploration                          22,829                 495,389
 Stone Energy /1/                                     10,047                 451,512
 Swift Energy /1/                                     11,110                 292,526
 Unit /1/                                             16,498                 632,863
 Vintage Petroleum                                    23,832                 688,507
                                                                           5,555,209
OIL FIELD MACHINERY & EQUIPMENT (0.72%)
 Carbo Ceramics                                        5,710                 379,030
 Dril-Quip /1/                                         4,731                 137,909
 Hydril /1/                                            8,449                 444,417
 Lone Star Technologies /1/                           11,610                 452,093
                                                                           1,413,449
OIL REFINING & MARKETING (0.33%)
 Frontier Oil                                         10,762                 452,865
 WD-40                                                 6,570                 184,223
                                                                             637,088
OIL-FIELD SERVICES (0.98%)
 Cal Dive International /1/                           15,212                 676,630
 Oceaneering International /1/                        10,162                 333,415
 Seacor Smit /1/                                       7,251                 413,380
 Tetra Technologies /1/                                8,875                 239,891
 W-H Energy Services /1/                              11,052                 243,365
                                                                           1,906,681
OPTICAL SUPPLIES (0.28%)
 Advanced Medical Optics /1/                          14,737                 544,974
PAPER & RELATED PRODUCTS (0.62%)
 Buckeye Technologies /1/                             13,214                 104,391
 Caraustar Industries /1/                             11,293                 100,959
 Chesapeake                                            7,807                 151,612
 Neenah Paper                                          5,939                 178,704
 Pope & Talbot                                         6,437                  84,003
 Rock-Tenn                                            13,222                 134,203
 Schweitzer-Mauduit International                      5,996                 175,203
                                              Shares

                                              Held                         Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PAPER & RELATED PRODUCTS (CONTINUED)
                                                                        $
 Wausau-Mosinee Paper                                 20,491                 271,916
                                                                           1,200,991
PHARMACY SERVICES (0.45%)
 Accredo Health /1/                                   19,402                 878,911
 Curative Health Services /1/                          5,126                   8,099
                                                                             887,010
PHYSICAL THERAPY & REHABILITATION CENTERS (0.10%)
 RehabCare Group /1/                                   6,505                 195,280
PHYSICIAN PRACTICE MANAGEMENT (0.60%)
 American Healthways /1/                              13,113                 489,771
 OCA /1/                                              18,359                  74,537
 Pediatrix Medical Group /1/                           9,030                 614,853
                                                                           1,179,161
POULTRY (0.11%)
 Sanderson Farms                                       6,094                 220,847
POWER CONVERTER & SUPPLY EQUIPMENT (0.25%)
 Advanced Energy Industries /1/                       10,753                 113,767
 Artesyn Technologies /1/                             15,559                 109,691
 C&D Technologies                                     10,047                  70,630
 Magnetek /1/                                         11,314                  40,957
 Vicor                                                12,175                 143,665
                                                                             478,710
PRINTING-COMMERCIAL (0.21%)
 Bowne                                                13,393                 174,377
 Consolidated Graphics /1/                             5,047                 231,657
                                                                             406,034
PROPERTY & CASUALTY INSURANCE (1.69%)
 Infinity Property & Casualty                          8,188                 265,701
 LandAmerica Financial Group                           7,168                 355,533
 Philadelphia Consolidated Holding /1/                 8,023                 601,725
 ProAssurance /1/                                     11,569                 433,953
 RLI                                                   9,161                 393,007
 SCPIE Holdings                                        3,928                  43,208
 Selective Insurance Group                            11,086                 489,447
 Stewart Information Services                          7,175                 258,443
 Zenith National Insurance                             7,775                 447,140
                                                                           3,288,157
PUBLICLY TRADED INVESTMENT FUND (3.99%)
 iShares S&P SmallCap 600 Index Fund                  51,916               7,787,400
PUBLISHING-BOOKS (0.06%)
 Thomas Nelson                                         5,144                 123,353
RECREATIONAL CENTERS (0.02%)
 Bally Total Fitness Holding /1/                      13,505                  42,946
RECREATIONAL VEHICLES (0.58%)
 Arctic Cat                                            6,292                 148,995
 Polaris Industries                                   17,051                 981,455
                                                                           1,130,450
RECYCLING (0.12%)
 Aleris International /1/                             10,758                 230,867
                                              Shares

                                              Held                         Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RENTAL-AUTO & EQUIPMENT (0.20%)
 Aaron Rents                                          17,556            $    385,530
RESEARCH & DEVELOPMENT (0.69%)
 PAREXEL International /1/                            10,396                 189,519
 Pharmaceutical Product Development /1/               20,921                 949,395
 SFBC International /1/                                6,649                 207,449
                                                                           1,346,363
RESPIRATORY PRODUCTS (0.89%)
 ResMed /1/                                           13,573                 842,883
 Respironics /1/                                      14,080                 889,715
                                                                           1,732,598
RETAIL-APPAREL & SHOE (2.00%)
 Brown Shoe                                            7,213                 222,882
 Burlington Coat Factory Warehouse                    12,565                 346,166
 Cato                                                  8,214                 211,100
 Childrens Place /1/                                   8,239                 306,573
 Christopher & Banks                                  14,153                 221,070
 Dress Barn /1/                                       10,276                 176,747
 Finish Line                                          18,210                 328,144
 Genesco /1/                                           8,838                 227,402
 Goody's Family Clothing                              10,398                  85,783
 Hot Topic /1/                                        18,039                 360,600
 Men's Wearhouse /1/                                  13,613                 561,808
 Stage Stores /1/                                      7,184                 271,699
 Stein Mart /1/                                       13,488                 273,267
 Too /1/                                              13,751                 316,410
                                                                           3,909,651
RETAIL-AUTO PARTS (0.28%)
 PEP Boys-Manny, Moe & Jack                           22,666                 321,404
 TBC /1/                                               8,826                 230,888
                                                                             552,292
RETAIL-AUTOMOBILE (0.26%)
 Group 1 Automotive /1/                                9,161                 230,399
 Sonic Automotive                                     14,182                 278,960
                                                                             509,359
RETAIL-BEDDING (0.38%)
 Linens 'N Things /1/                                 17,907                 417,771
 Select Comfort /1/                                   14,652                 324,102
                                                                             741,873
RETAIL-COMPUTER EQUIPMENT (0.62%)
 Electronics Boutique Holdings /1/                     7,025                 391,503
 GameStop /1/                                         20,110                 469,368
 Insight Enterprises /1/                              19,679                 356,190
                                                                           1,217,061
RETAIL-CONVENIENCE STORE (0.17%)
 Casey's General Stores                               19,871                 335,422
RETAIL-DISCOUNT (0.26%)
 Fred's                                               15,610                 225,409
 ShopKo Stores /1/                                    11,716                 280,715
                                                                             506,124
RETAIL-DRUG STORE (0.24%)
 Longs Drug Stores                                    12,998                 472,477
                                              Shares

                                              Held                         Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-FABRIC STORE (0.14%)
 Hancock Fabrics                                       7,570            $     44,814
 Jo-Ann Stores /1/                                     9,022                 228,257
                                                                             273,071
RETAIL-GARDENING PRODUCTS (0.29%)
 Tractor Supply /1/                                   13,977                 562,155
RETAIL-HOME FURNISHINGS (0.17%)
 Cost Plus /1/                                         8,633                 200,199
 Haverty Furniture                                     8,962                 128,605
                                                                             328,804
RETAIL-JEWELRY (0.28%)
 Zale /1/                                             20,285                 548,304
RETAIL-MAIL ORDER (0.05%)
 J. Jill Group /1/                                     7,506                  94,125
RETAIL-MUSIC STORE (0.25%)
 Guitar Center /1/                                    10,036                 495,277
RETAIL-OFFICE SUPPLIES (0.17%)
 School Specialty /1/                                  9,035                 335,289
RETAIL-PAWN SHOPS (0.09%)
 Cash America International                           11,613                 172,453
RETAIL-RESTAURANTS (2.67%)
 CEC Entertainment /1/                                14,404                 521,425
 IHOP                                                  7,902                 323,192
 Jack in the Box /1/                                  14,471                 529,060
 Landry's Seafood Restaurants                          9,550                 248,300
 Lone Star Steakhouse & Saloon                         7,837                 222,179
 O'Charley's /1/                                       8,470                 168,892
 P.F. Chang's China Bistro /1/                        10,242                 568,636
 Panera Bread /1/                                     12,005                 600,490
 Papa John's International /1/                         5,617                 192,551
 RARE Hospitality International /1/                   13,616                 378,797
 Ryan's Restaurant Group /1/                          16,614                 210,665
 Sonic /1/                                            23,850                 764,154
 Steak N Shake /1/                                    10,955                 198,066
 Triarc                                               21,718                 278,859
                                                                           5,205,266
RETAIL-SPORTING GOODS (0.13%)
 Hibbett Sporting Goods /1/                            9,304                 250,929
RETAIL-VIDEO RENTAL (0.16%)
 Movie Gallery                                        11,208                 302,952
RETIREMENT & AGED CARE (0.19%)
 Sunrise Senior Living /1/                             7,413                 379,842
SAVINGS & LOANS-THRIFTS (2.00%)
 Anchor BanCorp Wisconsin                              8,291                 219,048
 BankAtlantic Bancorp                                 20,886                 356,315
 BankUnited Financial                                 11,147                 266,191
 Brookline Bancorp.                                   24,441                 366,615
 Commercial Federal                                   15,560                 406,272
 Dime Community Bancshares                            13,301                 197,387
 Downey Financial                                      9,384                 607,426
 FirstFed Financial /1/                                6,540                 331,120
                                              Shares

                                              Held                         Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
 Flagstar Bancorp.                                    18,479            $    351,840
 MAF Bancorp                                          12,637                 510,282
 Sterling Financial /1/                                9,038                 295,452
                                                                           3,907,948
SEISMIC DATA COLLECTION (0.26%)
 Input/Output /1/                                     27,081                 163,569
 Veritas DGC /1/                                      13,246                 339,098
                                                                             502,667
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.34%)
 Exar /1/                                             16,563                 210,185
 Pericom Semiconductor /1/                            10,511                  88,082
 Power Integrations /1/                               12,299                 267,503
 Standard Microsystems /1/                             7,394                 104,625
                                                                             670,395
SEMICONDUCTOR EQUIPMENT (1.19%)
 ATMI /1/                                             14,849                 340,265
 Axcelis Technologies /1/                             39,622                 246,053
 Brooks Automation /1/                                17,836                 229,371
 Cohu                                                  8,573                 153,028
 Helix Technology                                     10,350                 124,666
 Kulicke & Soffa Industries /1/                       20,379                 104,137
 Photronics /1/                                       12,969                 206,207
 Rudolph Technologies /1/                              5,996                  77,348
 Ultratech /1/                                         9,434                 150,189
 Varian Semiconductor Equipment Associates
  /1/                                                 14,490                 540,332
 Veeco Instruments /1/                                11,078                 147,448
                                                                           2,319,044
SOFTWARE TOOLS (0.08%)
 Altiris /1/                                           9,181                 149,558
STEEL PIPE & TUBE (0.63%)
 Maverick Tube /1/                                    16,902                 491,679
 Shaw Group /1/                                       30,495                 551,045
 Valmont Industries                                    8,061                 187,499
                                                                           1,230,223
STEEL PRODUCERS (0.60%)
 Carpenter Technology                                  9,634                 532,760
 Reliance Steel & Aluminum                            11,766                 443,931
 Ryerson Tull                                          9,916                 103,622
 Steel Technologies                                    4,792                  91,959
                                                                           1,172,272
STEEL-SPECIALTY (0.03%)
 Material Sciences /1/                                 5,310                  65,154
STORAGE & WAREHOUSING (0.10%)
 Mobile Mini /1/                                       5,787                 202,892
SUPERCONDUCTOR PRODUCTION & SYSTEMS (0.13%)
 Intermagnetics General /1/                           10,126                 248,695
TELECOMMUNICATION EQUIPMENT (0.26%)
 Applied Signal Technology                             4,502                  87,834
 Ditech Communications /1/                            12,665                 143,241
 Network Equipment Technologies /1/                    9,894                  50,954
 Symmetricom /1/                                      18,274                 188,222
                                              Shares

                                              Held                         Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
 Tollgrade Communications /1/                          5,399            $     38,117
                                                                             508,368
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.15%)
 C-COR.net /1/                                        18,906                 124,969
 Harmonic /1/                                         28,640                 157,806
                                                                             282,775
TELECOMMUNICATION SERVICES (0.24%)
 Commonwealth Telephone Enterprises /1/                8,388                 389,706
 Intrado /1/                                           6,898                  86,984
                                                                             476,690
TELEPHONE-INTEGRATED (0.09%)
 General Communication /1/                            20,947                 176,793
THERAPEUTICS (0.50%)
 Connetics /1/                                        14,242                 309,479
 MGI Pharma /1/                                       28,322                 624,500
 Theragenics /1/                                      11,881                  41,702
                                                                             975,681
TOBACCO (0.05%)
 DIMON                                                17,982                 106,993
TOYS (0.10%)
 Jakks Pacific /1/                                    10,398                 195,378
TRANSPORT-AIR FREIGHT (0.18%)
 EGL /1/                                              18,309                 357,209
TRANSPORT-MARINE (0.19%)
 Kirby /1/                                             9,332                 380,186
TRANSPORT-RAIL (0.31%)
 Kansas City Southern Industries /1/                  32,337                 611,816
TRANSPORT-SERVICES (0.14%)
 Offshore Logistics /1/                                9,224                 267,219
TRANSPORT-TRUCK (1.36%)
 Arkansas Best                                         9,523                 300,260
 Forward Air                                          12,775                 307,367
 Heartland Express                                    24,080                 446,443
 Knight Transportation                                18,593                 392,870
 Landstar System /1/                                  24,046                 737,010
 USF                                                  11,087                 472,639
                                                                           2,656,589
VITAMINS & NUTRITION PRODUCTS (0.31%)
 Natures Sunshine Products                             5,368                  80,466
 NBTY /1/                                             24,233                 516,648
                                                                             597,114
WATER (0.09%)
 American States Water                                 6,614                 167,996
WEB PORTALS (0.05%)
 FindWhat.com /1/                                     11,040                  92,957
WIRE & CABLE PRODUCTS (0.17%)
 Belden CDT                                           18,584                 340,831
                                              Shares

                                              Held                         Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.15%)
 Audiovox /1/                                          8,314            $    113,569
 Viasat /1/                                            9,577                 170,567
                                                                             284,136
X-RAY EQUIPMENT (0.15%)
 Hologic /1/                                           8,270                 294,247
                                        TOTAL COMMON STOCKS              194,551,288
                                                                        ------------

                       TOTAL PORTFOLIO INVESTMENTS (99.70%)              194,551,288
CASH AND RECEIVABLES, NET OF LIABILITIES (0.30%)                             590,989
                                 TOTAL NET ASSETS (100.00%)             $195,142,277
                                                                        --------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 31,067,801
Unrealized Depreciation                       (15,752,684)
                                             ------------
Net Unrealized Appreciation (Depreciation)     15,315,117
Cost for federal income tax purposes         $179,236,171


                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                     Percentage of
                                                               Total Value
--------------------------------------------------------------------------------
 Consumer, Cyclical                $ 36,573,099                     18.80%
 Industrial                          36,507,541                     18.76
 Consumer,
 Non-cyclical                        34,981,318                     17.98
 Financial                           27,305,484                     14.03
 Technology                          17,231,046                      8.86
 Energy                              13,459,310                      6.92
 Utilities                            8,752,656                      4.50
 Funds                                7,787,400                      4.00
 Basic Materials                      6,178,221                      3.18
 Communications                       5,775,213                      2.97
                TOTAL              $194,551,288                    100.00%
                                 ------------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                            SCHEDULE OF INVESTMENTS
                              SMALLCAP VALUE FUND
                           APRIL 30, 2005 (UNAUDITED)

                                                Shares

                                                Held                         Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (94.87%)
AEROSPACE & DEFENSE EQUIPMENT (2.20%)
                                                                           $
 Armor Holdings /1/                                      10,860               380,209
 Moog /1/                                                22,210               662,080
 Orbital Sciences /1/                                    76,300               711,116
                                                                            1,753,405
AIRLINES (0.46%)
 Pinnacle Airlines /1/                                   35,290               364,899
APPAREL MANUFACTURERS (0.66%)
 Guess? /1/                                              40,400               526,008
APPLICATIONS SOFTWARE (0.96%)
 Embarcadero Technologies /1/                            43,590               211,411
 MRO Software /1/                                        43,230               552,912
                                                                              764,323
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.39%)
 Oshkosh Truck                                            4,140               311,121
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.03%)
 Keystone Automotive Industries /1/                      19,480               390,184
 Modine Manufacturing                                    16,030               434,093
                                                                              824,277
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.33%)
 Aftermarket Technology /1/                              16,857               260,609
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.42%)
 ElkCorp                                                 12,090               332,475
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.94%)
 Eagle Materials                                          5,160               388,290
 Texas Industries                                         7,780               359,280
                                                                              747,570
BUILDING-HEAVY CONSTRUCTION (0.51%)
 Perini /1/                                              29,440               408,038
BUILDING-RESIDENTIAL & COMMERCIAL (1.28%)
 Levitt                                                  12,310               308,735
 Standard-Pacific                                         4,630               331,554
 Technical Olympic USA                                   18,090               380,795
                                                                            1,021,084
CHEMICALS-DIVERSIFIED (1.06%)
 FMC /1/                                                 17,200               842,800
CHEMICALS-SPECIALTY (1.99%)
 Arch Chemicals                                          20,190               520,498
 Cabot                                                   15,190               464,054
 Cytec Industries                                        13,130               605,556
                                                                            1,590,108
COAL (0.83%)
 Alpha Natural Resources /1/                              8,102               187,562
 Foundation Coal Holdings /1/                            20,415               476,690
                                                                              664,252
COMMERCIAL BANKS (10.20%)
 Capital Corp of the West                                22,988               557,454
 Cathay General Bancorp                                  13,100               430,597
 City Holding                                            11,694               376,079
 Columbia Bancorp                                         6,045               192,835
 Columbia Banking Systems                                39,827               934,740
                                                Shares

                                                Held                         Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                           $
 Community Trust Bancorp                                 30,016               901,981
 Cullen/Frost Bankers                                    13,830               599,116
 Hancock Holding                                         31,530               940,225
 IBERIABANK                                              10,300               586,997
 International Bancshares                                 9,193               330,488
 Pacific Capital Bancorp.                                36,691             1,057,802
 Signature Bank /1/                                      14,540               358,120
 Southwest Bancorp.                                      19,757               372,617
 Vineyard National Bancorp.                              17,360               508,995
                                                                            8,148,046
COMMERCIAL SERVICE-FINANCE (0.62%)
 NCO Group /1/                                           26,790               499,098
COMPUTERS-INTEGRATED SYSTEMS (1.01%)
 Brocade Communications Systems /1/                      74,450               324,602
 RadiSys /1/                                             34,587               484,218
                                                                              808,820
COMPUTERS-MEMORY DEVICES (0.99%)
 Komag /1/                                               15,980               375,850
 Overland Storage /1/                                    38,770               410,962
                                                                              786,812
CONSUMER PRODUCTS-MISCELLANEOUS (0.50%)
 Central Garden & Pet /1/                                 9,560               397,600
CONTAINERS-METAL & GLASS (1.18%)
 Greif Brothers                                           5,780               400,959
 Silgan Holdings                                          8,890               543,890
                                                                              944,849
COSMETICS & TOILETRIES (0.68%)
 Elizabeth Arden /1/                                     24,630               539,397
DISTRIBUTION-WHOLESALE (0.94%)
 United Stationers /1/                                    7,610               320,990
 Watsco                                                   9,840               426,957
                                                                              747,947
DIVERSIFIED MANUFACTURING OPERATIONS (1.07%)
 Acuity Brands                                           15,500               370,605
 Jacuzzi Brands /1/                                      53,640               485,442
                                                                              856,047
ELECTRIC-INTEGRATED (2.88%)
 PNM Resources                                           17,110               473,091
 Westar Energy                                           48,730             1,115,917
 WPS Resources                                           13,520               712,910
                                                                            2,301,918
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.07%)
 Benchmark Electronics /1/                               16,000               432,640
 DSP Group /1/                                           17,510               421,991
                                                                              854,631
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.87%)
 MEMC Electronics Materials /1/                          35,310               414,186
 OmniVision Technologies /1/                             19,900               278,600
                                                                              692,786
ELECTRONICS-MILITARY (0.49%)
 Engineered Support Systems                              11,055               390,463
                                                Shares

                                                Held                         Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (0.61%)
                                                                           $
 Hyperion Solutions /1/                                   9,340               379,858
 ManTech International /1/                                4,456               107,167
                                                                              487,025
FINANCE-AUTO LOANS (0.66%)
 WFS Financial /1/                                       11,720               526,814
FINANCE-CREDIT CARD (0.67%)
 Advanta                                                 21,730               533,472
FINANCE-OTHER SERVICES (0.27%)
 Asset Acceptance Capital /1/                            10,576               216,279
FOOD-MISCELLANEOUS/DIVERSIFIED (0.57%)
 Ralcorp Holdings /1/                                    11,580               458,800
GAS-DISTRIBUTION (3.54%)
 AGL Resources                                           10,120               350,152
 Atmos Energy                                            30,230               795,049
 Energen                                                 10,820               670,299
 UGI                                                     20,150             1,012,134
                                                                            2,827,634
HOTELS & MOTELS (0.58%)
 LaSalle Hotel Properties                                15,270               463,903
HUMAN RESOURCES (1.48%)
 Korn/Ferry International /1/                            19,060               274,464
 Labor Ready /1/                                         54,560               910,606
                                                                            1,185,070
IDENTIFICATION SYSTEM-DEVELOPMENT (0.28%)
 Metrologic Instruments /1/                              16,720               224,382
INDUSTRIAL GASES (0.46%)
 Airgas                                                  16,650               364,968
INSTRUMENTS-CONTROLS (0.49%)
 Mettler Toledo International /1/                         8,590               393,852
INTERNET APPLICATION SOFTWARE (0.10%)
 Verity /1/                                               9,785                80,237
LIFE & HEALTH INSURANCE (1.65%)
 Scottish Annuity & Life Holdings                        41,736               979,961
 Stancorp Financial Group                                 4,456               340,973
                                                                            1,320,934
MACHINERY TOOLS & RELATED PRODUCTS (2.16%)
 Kennametal                                              21,970               995,241
 Lincoln Electric Holdings                               23,790               726,784
                                                                            1,722,025
MACHINERY-GENERAL INDUSTRY (0.77%)
 Gardner Denver /1/                                      16,922               618,330
MEDICAL INSTRUMENTS (1.36%)
 Conmed /1/                                              21,640               643,141
 dj Orthopedics /1/                                      17,583               442,212
                                                                            1,085,353
MEDICAL PRODUCTS (0.42%)
 VNUS Medical Technologies /1/                           35,025               336,590
                                                Shares

                                                Held                         Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (0.56%)
                                                                           $
 Lexicon Genetics /1/                                   101,660               445,271
MEDICAL-HOSPITALS (1.09%)
 LifePoint Hospitals /1/                                 11,440               508,508
 United Surgical Partners International /1/               8,187               362,275
                                                                              870,783
MEDICAL-NURSING HOMES (0.65%)
 Kindred Healthcare /1/                                  15,740               517,846
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.40%)
 Radiation Therapy Services /1/                          13,720               318,441
METAL PROCESSORS & FABRICATION (1.14%)
 Commercial Metals                                       12,600               321,426
 Metals USA /1/                                          40,130               587,503
                                                                              908,929
METAL-ALUMINUM (0.80%)
 Century Aluminum /1/                                    27,470               640,051
MISCELLANEOUS INVESTING (10.03%)
 Arbor Realty Trust                                      36,470               893,515
 Brandywine Realty Trust                                 30,160               853,528
 CBL & Associates Properties                             12,078               934,475
 CRT Properties                                          33,410               771,437
 Education Realty Trust                                  29,699               475,184
 Entertainment Properties Trust                          18,093               781,618
 Gramercy Capital                                        48,420               962,590
 Inland Real Estate                                      28,350               435,172
 Newcastle Investment                                    24,496               722,387
 Prentiss Properties Trust                               15,790               524,544
 Spirit Finance /1/                                      15,626               161,729
 Ventas                                                  18,330               494,543
                                                                            8,010,722
MISCELLANEOUS MANUFACTURERS (0.20%)
 FreightCar America /1/                                   8,404               163,122
OFFICE AUTOMATION & EQUIPMENT (0.50%)
 Global Imaging Systems /1/                              11,453               397,305
OFFICE SUPPLIES & FORMS (0.60%)
 Ennis                                                   30,710               476,005
OIL & GAS DRILLING (0.50%)
 Helmerich & Payne                                       10,460               402,082
OIL COMPANY-EXPLORATION & PRODUCTION (2.46%)
 Cimarex Energy /1/                                      11,970               424,935
 Denbury Resources /1/                                   14,350               455,469
 Energy Partners /1/                                     15,160               346,557
 Forest Oil /1/                                          11,260               433,848
 Whiting Petroleum /1/                                   10,010               303,003
                                                                            1,963,812
OIL REFINING & MARKETING (0.53%)
 Frontier Oil                                             9,970               419,538
OIL-FIELD SERVICES (0.74%)
 Hornbeck Offshore Services /1/                          25,560               587,880
                                                Shares

                                                Held                         Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHYSICIAN PRACTICE MANAGEMENT (1.26%)
                                                                           $
 Matria Healthcare /1/                                   17,495               483,387
 Pediatrix Medical Group /1/                              7,670               522,250
                                                                            1,005,637
PRINTING-COMMERCIAL (0.71%)
 Consolidated Graphics /1/                               12,380               568,242
PROPERTY & CASUALTY INSURANCE (3.05%)
 Arch Capital Group /1/                                  25,630             1,024,944
 Infinity Property & Casualty                            17,860               579,557
 Stewart Information Services                            12,600               453,852
 United America Indemnity /1/                            21,042               379,177
                                                                            2,437,530
REINSURANCE (0.96%)
 Max Re Capital                                          34,930               766,713
RESEARCH & DEVELOPMENT (0.95%)
 PRA International /1/                                   17,034               435,900
 SFBC International /1/                                  10,460               326,352
                                                                              762,252
RESORTS & THEME PARKS (0.66%)
 Vail Resorts /1/                                        20,490               530,076
RESPIRATORY PRODUCTS (0.67%)
 Respironics /1/                                          8,481               535,914
RETAIL-APPAREL & SHOE (3.49%)
 Charming Shoppes /1/                                    49,530               368,503
 Dress Barn /1/                                          27,590               474,548
 Finish Line                                             21,660               390,313
 Men's Wearhouse /1/                                     10,913               450,380
 New York & Co. /1/                                      22,960               440,373
 Stage Stores /1/                                         6,560               248,099
 Too /1/                                                 18,020               414,640
                                                                            2,786,856
RETAIL-LEISURE PRODUCTS (0.45%)
 MarineMax /1/                                           13,260               358,683
RETAIL-RESTAURANTS (2.14%)
 Checkers Drive-In Restaurant /1/                        23,780               291,305
 Dave & Buster's /1/                                     24,680               415,858
 Lone Star Steakhouse & Saloon                           13,970               396,049
 McCormick & Schmick's Seafood Restaurants /1/           10,188               152,820
 O'Charley's /1/                                         22,853               455,689
                                                                            1,711,721
SAVINGS & LOANS-THRIFTS (1.82%)
 Sterling Financial /1/                                  28,627               935,817
 WSFS Financial                                          10,100               516,413
                                                                            1,452,230
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.47%)
 SigmaTel /1/                                            14,410               377,398
STEEL PIPE & TUBE (0.92%)
 NS Group /1/                                            17,625               506,895
 Valmont Industries                                       9,893               230,111
                                                                              737,006
                                                Shares

                                                Held                         Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL PRODUCERS (0.48%)
                                                                           $
 Steel Dynamics                                          14,150               384,597
TELECOMMUNICATION EQUIPMENT (1.14%)
 Applied Signal Technology                               20,690               403,662
 Comtech Telecommunications /1/                          14,525               509,973
                                                                              913,635
TELECOMMUNICATION SERVICES (0.51%)
 Iowa Telecommunications Services                        21,161               404,175
THERAPEUTICS (0.85%)
 Eyetech Pharmaceuticals /1/                             14,445               332,091
 NeoPharm /1/                                            41,970               350,449
                                                                              682,540
TRANSPORT-MARINE (0.37%)
 OMI                                                     16,220               295,042
TRANSPORT-SERVICES (1.07%)
 Dynamex /1/                                             24,410               437,671
 HUB Group /1/                                            7,650               420,750
                                                                              858,421
TRANSPORT-TRUCK (1.07%)
 Marten Transport /1/                                    20,040               380,760
 Overnite                                                15,820               474,284
                                                                              855,044
                                           TOTAL COMMON STOCKS             75,770,550


                                            Principal
                                            Amount                 Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER (5.61%)
FINANCE-MORTGAGE LOAN/BANKER (5.61%)
 Investment in Joint Trading Account;
  Federal National Mortgage Association
                                                 $                $
  2.60%; 05/02/05                                4,484,625           4,483,915
                                   TOTAL COMMERCIAL PAPER            4,483,915
                                                                   -----------

                    TOTAL PORTFOLIO INVESTMENTS (100.48%)           80,254,465
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.48%)                     (385,047)
                               TOTAL NET ASSETS (100.00%)          $79,869,418
                                                                  --------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 4,433,583
Unrealized Depreciation                       (5,433,525)
                                             -----------
Net Unrealized Appreciation (Depreciation)      (999,942)
Cost for federal income tax purposes         $81,254,407


                     INVESTMENTS BY SECTOR (UNAUDITED)
 Sector                             Value                    Percentage of
                                                              Total Value
--------------------------------------------------------------------------------
 Financial                         $23,876,642                     29.75%
 Industrial                         12,641,640                     15.75
 Consumer,
 Non-cyclical                       11,135,219                     13.88
 Consumer, Cyclical                  8,992,902                     11.21
 Utilities                           5,129,553                      6.39
 Technology                          4,736,459                      5.90
 Government                          4,483,915                      5.59
 Energy                              4,037,564                      5.03
 Basic Materials                     3,822,524                      4.76
 Communications                      1,398,047                      1.74
                TOTAL              $80,254,465                    100.00%
                                 -----------------              -------------

Percentages are adjusted to reflect the impact of currency contracts, futures contracts, and swap agreements, if applicable.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(E)/      2004       2003      2002    2001/(H)/
                           ----           ----       ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.86        $10.66     $10.59    $10.68   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.17          0.34       0.31      0.46     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.08)         0.20       0.11     (0.05)    0.64
                           -----          ----       ----     -----     ----
 Total From Investment
            Operations      0.09          0.54       0.42      0.41     1.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.18)        (0.34)     (0.35)    (0.44)   (0.49)
 Distributions from
  Realized Gains......     (0.01)           --         --     (0.06)      --
 ------                    -----                              -----
   Total Dividends and
         Distributions     (0.19)        (0.34)     (0.35)    (0.50)   (0.49)
                           -----         -----      -----     -----    -----
Net Asset Value, End
 of Period............    $10.76        $10.86     $10.66    $10.59   $10.68
                          ======        ======     ======    ======   ======
Total Return..........      0.83%/(f)/    5.17%      4.05%     4.08%   10.95%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $34,311       $28,547    $14,430    $2,237   $2,669
 Ratio of Expenses to
  Average Net Assets..      1.29%/(g)/    1.15%      1.12%     1.12%    1.12%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............      1.12%/(g)/      --         --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.17%/(g)/    3.15%      2.92%     4.35%    5.03%/(g)/
 Portfolio Turnover
  Rate................     178.9%/(g)/   150.5%      91.0%     46.7%   124.7%/(g)/

                           2005/(E)/      2004       2003      2002    2001/(H)/
                           ----           ----       ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.84        $10.63     $10.57    $10.67   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.16          0.32       0.30      0.55     0.47
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.09)         0.21       0.10     (0.16)    0.63
                           -----          ----       ----     -----     ----
 Total From Investment
            Operations      0.07          0.53       0.40      0.39     1.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.17)        (0.32)     (0.34)    (0.43)   (0.47)
 Distributions from
  Realized Gains......     (0.01)           --         --     (0.06)      --
 ------                    -----                              -----
   Total Dividends and
         Distributions     (0.18)        (0.32)     (0.34)    (0.49)   (0.47)
                           -----         -----      -----     -----    -----
Net Asset Value, End
 of Period............    $10.73        $10.84     $10.63    $10.57   $10.67
                          ======        ======     ======    ======   ======
Total Return..........      0.65%/(f)/    5.09%      3.77%     3.80%   10.69%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $35,011       $31,801    $12,537      $388   $2,669
 Ratio of Expenses to
  Average Net Assets..      1.47%/(g)/    1.34%      1.30%     1.30%    1.30%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............      1.30%/(g)/      --         --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.97%/(g)/    2.95%      2.71%     4.27%    4.85%/(g)/
 Portfolio Turnover
  Rate................     178.9%/(g)/   150.5%      91.0%     46.7%   124.7%/(g)/

                           2005/(E)/
                           ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(j)/ ..............      0.16
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.08)
                           -----
 Total From Investment
            Operations      0.08
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.16)
 Distributions from
  Realized Gains......     (0.01)
                           -----
   Total Dividends and
         Distributions     (0.17)
                           -----
Net Asset Value, End
 of Period............    $10.79
                          ======
Total Return..........      0.76%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $218
 Ratio of Expenses to
  Average Net Assets..      1.60%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............      1.47%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.03%/(g)/
 Portfolio Turnover
  Rate................     178.9%/(g)/
                           2005/(E)/      2004       2003      2002    2001/(I)/
                           ----           ----       ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.94        $10.73     $10.66    $10.73   $10.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.17          0.32       0.28      0.40     0.31
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.08)         0.20       0.11        --     0.37
  ----                     -----          ----       ----               ----
 Total From Investment
            Operations      0.09          0.52       0.39      0.40     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.17)        (0.31)     (0.32)    (0.41)   (0.32)
 Distributions from
  Realized Gains......     (0.01)           --         --     (0.06)      --
 ------                    -----                              -----
   Total Dividends and
         Distributions     (0.18)        (0.31)     (0.32)    (0.47)   (0.32)
                           -----         -----      -----     -----    -----
Net Asset Value, End
 of Period............    $10.85        $10.94     $10.73    $10.66   $10.73
                          ======        ======     ======    ======   ======
Total Return /(c)/ ...      0.74%/(f)/    4.94%      3.64%     3.86%    6.46%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $188,152      $159,802   $110,398   $51,760   $7,941
 Ratio of Expenses to
  Average Net Assets..      1.35%/(g)/    1.36%      1.43%     1.50%    1.48%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............      1.19%/(g)/      --         --        --       --
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.48%/(g)/    1.37%      1.48%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.10%/(g)/    2.94%      2.65%     3.78%    4.41%/(g)/
 Portfolio Turnover
  Rate................     178.9%/(g)/   150.5%      91.0%     46.7%   124.7%/(g)/

                           2005/(E)/      2004       2003      2002    2001/(I)/
                           ----           ----       ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.90        $10.70     $10.63    $10.71   $10.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.20          0.40       0.38      0.50     0.37
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.08)         0.20       0.11     (0.02)    0.35
                           -----          ----       ----     -----     ----
 Total From Investment
            Operations      0.12          0.60       0.49      0.48     0.72
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.21)        (0.40)     (0.42)    (0.50)   (0.38)
 Distributions from
  Realized Gains......     (0.01)           --         --     (0.06)      --
 ------                    -----                              -----
   Total Dividends and
         Distributions     (0.22)        (0.40)     (0.42)    (0.56)   (0.38)
                           -----         -----      -----     -----    -----
Net Asset Value, End
 of Period............    $10.80        $10.90     $10.70    $10.63   $10.71
                          ======        ======     ======    ======   ======
Total Return..........      1.11%/(f)/    5.74%      4.63%     4.76%    6.92%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $564,322      $373,880   $165,504   $42,163   $5,090
 Ratio of Expenses to
  Average Net Assets..      0.72%/(g)/    0.59%      0.55%     0.55%    0.55%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............      0.55%/(g)/      --         --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.76%/(g)/    3.71%      3.51%     4.72%    5.28%/(g)/
 Portfolio Turnover
  Rate................     178.9%/(g)/   150.5%      91.0%     46.7%   124.7%/(g)/

                           2005/(E)/      2004       2003      2002    2001/(H)/
                           ----           ----       ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.87        $10.67     $10.60    $10.68   $10.05
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.19          0.37       0.35      0.48     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.08)         0.20       0.11     (0.02)    0.64
                           -----          ----       ----     -----     ----
 Total From Investment
            Operations      0.11          0.57       0.46      0.46     1.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.20)        (0.37)     (0.39)    (0.48)   (0.51)
 Distributions from
  Realized Gains......     (0.01)           --         --     (0.06)      --
 ------                    -----                              -----
   Total Dividends and
         Distributions     (0.21)        (0.37)     (0.39)    (0.54)   (0.51)
                           -----         -----      -----     -----    -----
Net Asset Value, End
 of Period............    $10.77        $10.87     $10.67    $10.60   $10.68
                          ======        ======     ======    ======   ======
Total Return..........      0.98%/(f)/    5.48%      4.37%     4.50%   11.20%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $57,326       $43,420    $33,930    $8,142   $2,669
 Ratio of Expenses to
  Average Net Assets..      0.98%/(g)/    0.84%      0.81%     0.81%    0.81%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............      0.81%/(g)/      --         --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.48%/(g)/    3.46%      3.23%     4.51%    5.59%/(g)/
 Portfolio Turnover
  Rate................     178.9%/(g)/   150.5%      91.0%     46.7%   124.7%/(g)/

                           2005/(E)/      2004       2003      2002    2001/(H)/
                           ----           ----       ----      ----    ----
BOND & MORTGAGE SECURITIES FUND
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.99        $10.78     $10.65    $10.67   $10.05
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.18          0.36       0.34      1.08     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.08)         0.21       0.16     (0.58)    0.62
                           -----          ----       ----     -----     ----
 Total From Investment
            Operations      0.10          0.57       0.50      0.50     1.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.19)        (0.36)     (0.37)    (0.46)   (0.50)
 Distributions from
  Realized Gains......     (0.01)           --         --     (0.06)      --
 ------                    -----                              -----
   Total Dividends and
         Distributions     (0.20)        (0.36)     (0.37)    (0.52)   (0.50)
                           -----         -----      -----     -----    -----
Net Asset Value, End
 of Period............    $10.89        $10.99     $10.78    $10.65   $10.67
                          ======        ======     ======    ======   ======
Total Return..........      0.91%/(f)/    5.39%      4.79%     4.96%   11.03%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $7,081        $2,274       $912      $113   $2,668
 Ratio of Expenses to
  Average Net Assets..      1.11%/(g)/    0.96%      0.93%     0.92%    0.93%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............      0.93%/(g)/      --         --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.38%/(g)/    3.35%      3.12%     4.69%    5.22%/(g)/
 Portfolio Turnover
  Rate................     178.9%/(g)/   150.5%      91.0%     46.7%   124.7%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2003 and March 1, 2004.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis..
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.03, $.03, $.04, $.04 per share, respectively, from December 1, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 and $.01 per share, respectively, from February 27, 2001 through February 28, 2001.
/(j) /Calculated based on average shares outstanding during the period.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(F)/     2004         2003      2002    2001/(J)/
                          ----          ----         ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES /(A)/
 ------------
Net Asset Value,
 Beginning of Period..    $1.00        $1.00        $1.00     $1.00    $1.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.01         0.02         0.03      0.04     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       --        (0.01)          --        --       --
 Net Increase from
  Payments by
  Affiliates..........       --         0.01           --        --       --
  ----                                  ----
 Total From Investment
            Operations     0.01         0.02         0.03      0.04     0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.02)       (0.03)    (0.04)   (0.02)
                          -----        -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.01)       (0.02)       (0.03)    (0.04)   (0.02)
                          -----        -----        -----     -----    -----
Net Asset Value, End
 of Period............    $1.00        $1.00        $1.00     $1.00    $1.00
                          =====        =====        =====     =====    =====
Total Return..........     0.73%/(g)/   2.08%/(i)/   2.72%     3.68%    1.51%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $26,734      $20,513       $1,805    $1,736   $1,674
 Ratio of Expenses to
  Average Net Assets..     0.97%/(h)/   1.08%        1.17%     1.17%    1.17%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.49%/(h)/   2.05%        2.57%     3.61%    3.93%/(h)/
 Portfolio Turnover
  Rate................  N/A/(a)/       105.5%        20.7%     13.6%    31.1%/(h)/

                          2005/(F)/     2004         2003      2002    2001/(J)/
                          ----          ----         ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $1.00        $1.00        $1.00     $1.00    $1.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.01         0.02         0.03      0.03     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       --        (0.01)          --        --       --
 Net Increase from
  Payments by
  Affiliates..........       --         0.01           --        --       --
  ----                                  ----
 Total From Investment
            Operations     0.01         0.02         0.03      0.03     0.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.02)       (0.03)    (0.03)   (0.01)
                          -----        -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.01)       (0.02)       (0.03)    (0.03)   (0.01)
                          -----        -----        -----     -----    -----
Net Asset Value, End
 of Period............    $1.00        $1.00        $1.00     $1.00    $1.00
                          =====        =====        =====     =====    =====
Total Return..........     0.64%/(g)/   1.90%/(i)/   2.56%     3.50%    1.44%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,699       $8,760       $2,429    $1,732   $1,673
 Ratio of Expenses to
  Average Net Assets..     1.15%/(h)/   1.28%        1.35%     1.35%    1.35%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.30%/(h)/   1.84%        2.37%     3.43%    3.75%/(h)/
 Portfolio Turnover
  Rate................  N/A/(a)/       105.5%        20.7%     13.6%    31.1%/(h)/

                          2005/(F)/
                          ----
CAPITAL PRESERVATION FUND
-------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $1.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............     0.01
                           ----
 Total From Investment
            Operations     0.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)
                          -----
   Total Dividends and
         Distributions    (0.01)
                          -----
Net Asset Value, End
 of Period............    $1.00
                          =====
Total Return..........     0.56%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.28%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.12%/(h)/
 Portfolio Turnover
  Rate................  N/A/(a)/

                          2005/(F)/     2004         2003      2002    2001/(J)/
                          ----          ----         ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $1.00        $1.00        $1.00     $1.00    $1.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.01         0.02         0.02      0.03     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       --        (0.01)          --        --       --
 Net Increase from
  Payments by
  Affiliates..........       --         0.01           --        --       --
  ----                                  ----
 Total From Investment
            Operations     0.01         0.02         0.02      0.03     0.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.02)       (0.02)    (0.03)   (0.01)
                          -----        -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.01)       (0.02)       (0.02)    (0.03)   (0.01)
                          -----        -----        -----     -----    -----
Net Asset Value, End
 of Period............    $1.00        $1.00        $1.00     $1.00    $1.00
                          =====        =====        =====     =====    =====
Total Return /(d)/ ...     0.63%/(g)/   1.90%/(i)/   2.33%     3.24%    1.34%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $41,819      $43,380      $40,460   $14,460   $2,376
 Ratio of Expenses to
  Average Net Assets..     1.17%/(h)/   1.29%        1.55%     1.60%    1.60%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(e)/ ...     1.17%/(h)/   1.32%        1.55%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.26%/(h)/   1.90%        2.21%     3.12%    3.51%/(h)/
 Portfolio Turnover
  Rate................  N/A/(a)/       105.5%        20.7%     13.6%    31.1%/(h)/

                          2005/(F)/     2004         2003      2002    2001/(J)/
                          ----          ----         ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $1.00        $1.00        $1.00     $1.00    $1.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.01         0.03         0.03      0.04     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       --        (0.01)          --        --       --
 Net Increase from
  Payments by
  Affiliates..........       --         0.01           --        --       --
  ----                                  ----
 Total From Investment
            Operations     0.01         0.03         0.03      0.04     0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.03)       (0.03)    (0.04)   (0.02)
                          -----        -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.01)       (0.03)       (0.03)    (0.04)   (0.02)
                          -----        -----        -----     -----    -----
Net Asset Value, End
 of Period............    $1.00        $1.00        $1.00     $1.00    $1.00
                          =====        =====        =====     =====    =====
Total Return..........     1.01%/(g)/   2.66%/(i)/   3.30%     4.27%    1.70%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,988       $1,968       $1,917    $1,856   $1,780
 Ratio of Expenses to
  Average Net Assets..     0.40%/(h)/   0.55%        0.60%     0.60%    0.60%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.03%/(h)/   2.62%        3.24%     4.18%    4.50%/(h)/
 Portfolio Turnover
  Rate................  N/A/(a)/       105.5%        20.7%     13.6%    31.1%/(h)/

                          2005/(F)/     2004         2003      2002    2001/(J)/
                          ----          ----         ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $1.00        $1.00        $1.00     $1.00    $1.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.01         0.02         0.03      0.04     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       --        (0.01)          --        --       --
 Net Increase from
  Payments by
  Affiliates..........       --         0.01           --        --       --
  ----                                  ----
 Total From Investment
            Operations     0.01         0.02         0.03      0.04     0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.02)       (0.03)    (0.04)   (0.02)
                          -----        -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.01)       (0.02)       (0.03)    (0.04)   (0.02)
                          -----        -----        -----     -----    -----
Net Asset Value, End
 of Period............    $1.00        $1.00        $1.00     $1.00    $1.00
                          =====        =====        =====     =====    =====
Total Return..........     0.88%/(g)/   2.40%/(i)/   3.04%     4.00%    1.63%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,240       $2,335         $523    $1,744   $1,676
 Ratio of Expenses to
  Average Net Assets..     0.66%/(h)/   0.80%        0.86%     0.86%    0.86%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.77%/(h)/   2.33%        3.07%     3.92%    4.24%/(h)/
 Portfolio Turnover
  Rate................  N/A/(a)/       105.5%        20.7%     13.6%    31.1%/(h)/

                          2005/(F)/     2004         2003      2002    2001/(J)/
                          ----          ----         ----      ----    ----
CAPITAL PRESERVATION FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $1.00        $1.00        $1.00     $1.00    $1.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.01         0.02         0.03      0.04     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       --        (0.01)          --        --       --
 Net Increase from
  Payments by
  Affiliates..........       --         0.01           --        --       --
  ----                                  ----
 Total From Investment
            Operations     0.01         0.02         0.03      0.04     0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)       (0.02)       (0.03)    (0.04)   (0.02)
                          -----        -----        -----     -----    -----
   Total Dividends and
         Distributions    (0.01)       (0.02)       (0.03)    (0.04)   (0.02)
                          -----        -----        -----     -----    -----
Net Asset Value, End
 of Period............    $1.00        $1.00        $1.00     $1.00    $1.00
                          =====        =====        =====     =====    =====
Total Return..........     0.82%/(g)/   2.27%/(i)/   2.92%     3.88%    1.54%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,768       $1,802       $1,665    $1,740   $1,675
 Ratio of Expenses to
  Average Net Assets..     0.78%/(h)/   0.92%        0.98%     0.98%    0.98%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.65%/(h)/   2.23%        2.78%     3.80%    4.12%/(h)/
 Portfolio Turnover
  Rate................  N/A/(a)/       105.5%        20.7%     13.6%    31.1%/(h)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /On July 29, 2004, the Board of Directors of Principal Investors Fund, Inc.
  took the necessary action to cause the Capital Preservation Fund to become a money market fund. In the action, the Board of Directors reduced the target net asset value from $10.00 per share to $1.00 per share, without changing the proportionate beneficial interests of shareholders, by declaring a distribution of nine shares of stock for each outstanding share. The financial highlights have been restated to reflect the distribution.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Total return is calculated without the contingent deferred sales charge. /(e) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2004.
/(f) /Six months ended April 30, 2005.
/(g) /Total return amounts have not been annualized.
/(h) /Computed on an annualized basis.
/(i) /In 2004, 1.02% of the total return for each share class consists of an increase from a payment by Principal Life Insurance Company. Excluding this payment, the total return for Advisors Preferred, Advisors Select, Class J, Institutional, Preferred and Select classes of shares would have been 1.06%, .88%, .88%, 1.64%, 1.38% and 1.25%, respectively.
/(j) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/    (C)/      2004     2003/(F)/
                           ----               ----     ----
DISCIPLINED LARGECAP BLEND FUND
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES /(A)/
 ------------
Net Asset Value,
 Beginning of Period..    $12.89            $12.07    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.06              0.06      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.53              1.07      2.03
                            ----              ----      ----
 Total From Investment
            Operations      0.59              1.13      2.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07    )        (0.04)       --
 Distributions from
  Realized Gains......     (0.06    )        (0.27)       --
  ----                     -----             -----
   Total Dividends and
         Distributions     (0.13    )        (0.31)       --
  ----                     -----             -----
Net Asset Value, End
 of Period............    $13.35            $12.89    $12.07
                          ======            ======    ======
Total Return..........      4.55    %/(d)/    9.55%    20.70%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $21                $9      $121
 Ratio of Expenses to
  Average Net Assets..      1.17    %/(e)/    1.17%     1.17%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.85    %/(e)/    0.44%     0.45%/(e)/
 Portfolio Turnover
  Rate................      93.6    %/(e)/   106.2%    109.2%/(e)/

                           2005/    (C)/      2004     2003/(F)/
                           ----               ----     ----
DISCIPLINED LARGECAP BLEND FUND
-------------------------------
ADVISORS SELECT
---------------
 SHARES/(A)/
 -----------
Net Asset Value,
 Beginning of Period..    $12.87            $12.05    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.02              0.03      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.56              1.08      2.03
                            ----              ----      ----
 Total From Investment
            Operations      0.58              1.11      2.05
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07    )        (0.02)       --
 Distributions from
  Realized Gains......     (0.06    )        (0.27)       --
  ----                     -----             -----
   Total Dividends and
         Distributions     (0.13    )        (0.29)       --
  ----                     -----             -----
Net Asset Value, End
 of Period............    $13.32            $12.87    $12.05
                          ======            ======    ======
Total Return..........      4.46    %/(d)/    9.37%    20.50%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $62               $10      $120
 Ratio of Expenses to
  Average Net Assets..      1.35    %/(e)/    1.35%     1.35%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.34    %/(e)/    0.26%     0.27%/(e)/
 Portfolio Turnover
  Rate................      93.6    %/(e)/   106.2%    109.2%/(e)/

                           2005/    (C)/
                           ----
DISCIPLINED LARGECAP BLEND FUND
-------------------------------
ADVISORS SIGNATURE
------------------
 SHARES/(A)/
 -----------
Net Asset Value,
 Beginning of Period..    $12.95
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.51
                            ----
 Total From Investment
            Operations      0.56
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.06    )
 Distributions from
  Realized Gains......     (0.06    )
                           -----
   Total Dividends and
         Distributions     (0.12    )
                           -----
Net Asset Value, End
 of Period............    $13.39
                          ======
Total Return..........      4.35    %/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10
 Ratio of Expenses to
  Average Net Assets..      1.48%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.81    %/(e)/
 Portfolio Turnover
  Rate................      93.6    %/(e)/

                           2005/    (C)/      2004     2003/(F)/
                           ----               ----     ----
DISCIPLINED LARGECAP BLEND FUND
-------------------------------
INSTITUTIONAL
-------------
 SHARES/(A)/
 -----------
Net Asset Value,
 Beginning of Period..    $12.95            $12.12    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.11              0.11      0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.51              1.10      2.02
                            ----              ----      ----
 Total From Investment
            Operations      0.62              1.21      2.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07    )        (0.11)       --
 Distributions from
  Realized Gains......     (0.06    )        (0.27)       --
  ----                     -----             -----
   Total Dividends and
         Distributions     (0.13    )        (0.38)       --
  ----                     -----             -----
Net Asset Value, End
 of Period............    $13.44            $12.95    $12.12
                          ======            ======    ======
Total Return..........      4.81    %/(d)/   10.22%    21.20%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $362,249          $247,979   $11,910
 Ratio of Expenses to
  Average Net Assets..      0.60    %/(e)/    0.60%     0.60%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.58    %/(e)/    0.89%     1.02%/(e)/
 Portfolio Turnover
  Rate................      93.6    %/(e)/   106.2%    109.2%/(e)/

                           2005/    (C)/      2004     2003/(F)/
                           ----               ----     ----
DISCIPLINED LARGECAP BLEND FUND
-------------------------------
PREFERRED SHARES/(A)/
---------------------
Net Asset Value,
 Beginning of Period..    $12.93            $12.10    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.10              0.09      0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.51              1.09      2.03
                            ----              ----      ----
 Total From Investment
            Operations      0.61              1.18      2.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07    )        (0.08)       --
 Distributions from
  Realized Gains......     (0.06    )        (0.27)       --
  ----                     -----             -----
   Total Dividends and
         Distributions     (0.13    )        (0.35)       --
  ----                     -----             -----
Net Asset Value, End
 of Period............    $13.41            $12.93    $12.10
                          ======            ======    ======
Total Return..........      4.72    %/(d)/    9.94%    21.00%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10               $10      $121
 Ratio of Expenses to
  Average Net Assets..      0.86    %/(e)/    0.86%     0.86%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.42    %/(e)/    0.75%     0.76%/(e)/
 Portfolio Turnover
  Rate................      93.6    %/(e)/   106.2%    109.2%/(e)/

                           2005/    (C)/      2004     2003/(F)/
                           ----               ----     ----
DISCIPLINED LARGECAP BLEND FUND
-------------------------------
SELECT SHARES/(A)/
------------------
Net Asset Value,
 Beginning of Period..    $12.91            $12.08    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.09              0.08      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.51              1.09      2.02
                            ----              ----      ----
 Total From Investment
            Operations      0.60              1.17      2.08
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07    )        (0.07)       --
 Distributions from
  Realized Gains......     (0.06    )        (0.27)       --
  ----                     -----             -----
   Total Dividends and
         Distributions     (0.13    )        (0.34)       --
  ----                     -----             -----
Net Asset Value, End
 of Period............    $13.38            $12.91    $12.08
                          ======            ======    ======
Total Return..........      4.64    %/(d)/    9.83%    20.80%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10                $9      $121
 Ratio of Expenses to
  Average Net Assets..      0.98    %/(e)/    0.98%     0.98%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.28    %/(e)/    0.63%     0.64%/(e)/
 Portfolio Turnover
  Rate................      93.6    %/(e)/   106.2%    109.2%/(e)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective March 1, 2005, LargeCap Blend Fund I changed its name to
  Disciplined LargeCap Blend Fund.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Six months ended April 30, 2005.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(F)/     2004         2003         2002        2001/(K)/
                          ----          ----         ----         ----        ----
DIVERSIFIED INTERNATIONAL FUND
------------------------------
ADVISORS PREFERRED
------------------
 SHARES /(A)/
 ------------
Net Asset Value,
 Beginning of Period..    $9.31        $8.00        $6.51        $7.40       $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.06         0.06         0.07        (0.02)        0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.88         1.27         1.45        (0.87)       (2.83)
                           ----         ----         ----        -----        -----
 Total From Investment
            Operations     0.94         1.33         1.52        (0.89)       (2.79)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.02)       (0.03)          --           --
 Distributions from
  Realized Gains......    (0.21)          --           --           --           --
 -----                    -----
   Total Dividends and
         Distributions    (0.26)       (0.02)       (0.03)          --           --
 -----                    -----        -----        -----
Net Asset Value, End
 of Period............    $9.99        $9.31        $8.00        $6.51        $7.40
                          =====        =====        =====        =====        =====
Total Return..........    10.06%/(g)/  16.59%       23.36%      (12.03)%     (26.92)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,868       $8,156       $4,173       $3,304         $926
 Ratio of Expenses to
  Average Net Assets..     1.47%/(h)/   1.46%        1.47%        1.47%        1.47%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.47%/(i)/   1.47%/(i)/   1.47%/(i)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.16%/(h)/   0.73%        0.95%        0.46%        0.79%/(h)/
 Portfolio Turnover
  Rate................    128.8%/(h)/  160.2%       162.2%/(j)/   71.4%        86.8%/(h)/

                          2005/(F)/     2004         2003         2002        2001/(K)/
                          ----          ----         ----         ----        ----
DIVERSIFIED INTERNATIONAL FUND
------------------------------
ADVISORS SELECT SHARES
----------------------
 /(A)/
 -----
Net Asset Value,
 Beginning of Period..    $9.25        $7.96        $6.47        $7.38       $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.05         0.05         0.04        (0.02)        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.88         1.24         1.47        (0.89)       (2.84)
                           ----         ----         ----        -----        -----
 Total From Investment
            Operations     0.93         1.29         1.51        (0.91)       (2.81)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)          --        (0.02)          --           --
 Distributions from
  Realized Gains......    (0.21)          --           --           --           --
 -----                    -----
   Total Dividends and
         Distributions    (0.25)          --        (0.02)          --           --
 -----                    -----                     -----
Net Asset Value, End
 of Period............    $9.93        $9.25        $7.96        $6.47        $7.38
                          =====        =====        =====        =====        =====
Total Return..........    10.11%/(g)/  16.23%       23.30%      (12.33)%     (27.12)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,528       $5,573       $3,060       $3,172         $974
 Ratio of Expenses to
  Average Net Assets..     1.65%/(h)/   1.64%        1.65%        1.65%        1.65%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.65%/(i)/   1.65%/(i)/   1.65%/(i)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.00%/(h)/   0.53%        0.61%        0.38%        0.60%/(h)/
 Portfolio Turnover
  Rate................    128.8%/(h)/  160.2%       162.2%/(j)/   71.4%        86.8%/(h)/

                          2005/(F)/
                          ----
DIVERSIFIED INTERNATIONAL FUND
------------------------------
ADVISORS SIGNATURE
------------------
 SHARES /(A)/
 ------------
Net Asset Value,
 Beginning of Period..    $9.36
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............     0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.78
                           ----
 Total From Investment
            Operations     0.88
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)
 Distributions from
  Realized Gains......    (0.21)
                          -----
   Total Dividends and
         Distributions    (0.25)
                          -----
Net Asset Value, End
 of Period............    $9.99
                          =====
Total Return..........     9.44%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $93
 Ratio of Expenses to
  Average Net Assets..     1.78%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.94%/(h)/
 Portfolio Turnover
  Rate................    128.8%/(h)/

                          2005/(F)/     2004         2003         2002        2001/(L)/
                          ----          ----         ----         ----        ----
DIVERSIFIED INTERNATIONAL FUND
------------------------------
CLASS J SHARES /(A)/
--------------------
Net Asset Value,
 Beginning of Period..    $9.27        $7.98        $6.49        $7.42        $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.05         0.03         0.02         0.01        (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.87         1.26         1.47        (0.94)       (2.11)
                           ----         ----         ----        -----        -----
 Total From Investment
            Operations     0.92         1.29         1.49        (0.93)       (2.12)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)          --           --           --           --
 Distributions from
  Realized Gains......    (0.21)          --           --           --           --
 -----                    -----
   Total Dividends and
         Distributions    (0.25)          --           --           --           --
 -----                    -----
Net Asset Value, End
 of Period............    $9.94        $9.27        $7.98        $6.49        $7.42
                          =====        =====        =====        =====        =====
Total Return /(d)/ ...     9.97%/(g)/  16.17%       22.98%      (12.53)%     (22.22)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $80,132      $63,380      $33,430      $10,104       $2,165
 Ratio of Expenses to
  Average Net Assets..     1.70%/(h)/   1.78%        2.05%        1.85%        1.81%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(e)/ ...       --         1.79%/(i)/   2.15%/(i)/   1.85%/(i)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.98%/(h)/   0.37%        0.24%        0.03%       (0.36)%/(h)/
 Portfolio Turnover
  Rate................    128.8%/(h)/  160.2%       162.2%/(j)/   71.4%        86.8%/(h)/

                          2005/(F)/     2004         2003         2002        2001/(L)/
                          ----          ----         ----         ----        ----
DIVERSIFIED INTERNATIONAL FUND
------------------------------
INSTITUTIONAL SHARES
--------------------
 /(A)/
 -----
Net Asset Value,
 Beginning of Period..    $9.32        $8.01        $6.52        $7.46        $9.54
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.09         0.11         0.06         0.02           --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.88         1.26         1.50        (0.88)       (2.08)
                           ----         ----         ----        -----        -----
 Total From Investment
            Operations     0.97         1.37         1.56        (0.86)       (2.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.06)       (0.07)       (0.08)          --
 Distributions from
  Realized Gains......    (0.21)          --           --           --           --
 -----                    -----
   Total Dividends and
         Distributions    (0.26)       (0.06)       (0.07)       (0.08)          --
 ----                     -----        -----        -----        -----
Net Asset Value, End
 of Period............   $10.03        $9.32        $8.01        $6.52        $7.46
                         ======        =====        =====        =====        =====
Total Return..........    10.43%/(g)/  17.24%       24.09%      (11.60)%     (21.80)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $21,106      $15,831       $8,611      $20,504       $1,782
 Ratio of Expenses to
  Average Net Assets..     0.90%/(h)/   0.89%        0.90%        0.90%        0.90%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         0.90%/(i)/   0.90%/(i)/   0.90%/(i)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.78%/(h)/   1.23%        0.91%        1.15%        0.34%/(h)/
 Portfolio Turnover
  Rate................    128.8%/(h)/  160.2%       162.2%/(j)/   71.4%        86.8%/(h)/

                          2005/(F)/     2004         2003         2002        2001/(K)/
                          ----          ----         ----         ----        ----
DIVERSIFIED INTERNATIONAL FUND
------------------------------
PREFERRED SHARES /(A)/
----------------------
Net Asset Value,
 Beginning of Period..    $9.32        $8.01        $6.51        $7.41       $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.08         0.09         0.08        (0.01)        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.88         1.26         1.47        (0.85)       (2.81)
                           ----         ----         ----        -----        -----
 Total From Investment
            Operations     0.96         1.35         1.55        (0.86)       (2.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.04)       (0.05)       (0.04)          --
 Distributions from
  Realized Gains......    (0.21)          --           --           --           --
 -----                    -----
   Total Dividends and
         Distributions    (0.26)       (0.04)       (0.05)       (0.04)          --
 ----                     -----        -----        -----        -----
Net Asset Value, End
 of Period............   $10.02        $9.32        $8.01        $6.51        $7.41
                         ======        =====        =====        =====        =====
Total Return..........    10.30%/(g)/  16.93%       23.90%      (11.61)%     (26.82)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,232      $10,120       $7,169       $4,166         $925
 Ratio of Expenses to
  Average Net Assets..     1.16%/(h)/   1.15%        1.16%        1.16%        1.16%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.16%/(i)/   1.16%/(i)/   1.16%/(i)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.53%/(h)/   0.99%        1.15%        0.75%        0.21%/(h)/
 Portfolio Turnover
  Rate................    128.8%/(h)/  160.2%       162.2%/(j)/   71.4%        86.8%/(h)/

                          2005/(F)/     2004         2003         2002        2001/(K)/
                          ----          ----         ----         ----        ----
DIVERSIFIED INTERNATIONAL FUND
------------------------------
SELECT SHARES /(A)/
-------------------
Net Asset Value,
 Beginning of Period..    $9.43        $8.08        $6.50        $7.41       $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.07         0.09         0.08        (0.01)        0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.89         1.29         1.54        (0.87)       (2.83)
                           ----         ----         ----        -----        -----
 Total From Investment
            Operations     0.96         1.38         1.62        (0.88)       (2.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.03)       (0.04)       (0.03)          --
 Distributions from
  Realized Gains......    (0.21)          --           --           --           --
 -----                    -----
   Total Dividends and
         Distributions    (0.26)       (0.03)       (0.04)       (0.03)          --
 ----                     -----        -----        -----        -----
Net Asset Value, End
 of Period............   $10.13        $9.43        $8.08        $6.50        $7.41
                         ======        =====        =====        =====        =====
Total Return..........    10.17%/(g)/  17.14%       25.01%      (11.96)%     (26.82)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,740       $1,431          $60       $2,381         $927
 Ratio of Expenses to
  Average Net Assets..     1.28%/(h)/   1.28%        1.28%        1.28%        1.28%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.28%/(i)/   1.28%/(i)/   1.28%/(i)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.40%/(h)/   1.03%        1.03%        0.76%        0.98%/(h)/
 Portfolio Turnover
  Rate................    128.8%/(h)/  160.2%       162.2%/(j)/   71.4%        86.8%/(h)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective March 1, 2005, International Fund I changed its name to
  Diversified International Fund.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Total return is calculated without the contingent deferred sales charge. /(e) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(f) /Six months ended April 30, 2005.
/(g) /Total return amounts have not been annualized.
/(h) /Computed on an annualized basis.
/(i) /Expense ratio without commission rebates.
/(j) /Portfolio turnover rate excludes approximately $8,876,000 of securities from the acquisition of European Fund, Pacific Basin Fund, and International SmallCap Fund and $5,654,000 from portfolio realignment.
/(k) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.18 per share from November 28, 2000 through December 5, 2000.
/(l) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(E)/      2004      2003      2002    2001/(H)/
                           ----           ----      ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.33        $10.31    $10.55    $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.16          0.30      0.29      0.75     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.09)         0.09     (0.16)    (0.23)    0.45
                           -----          ----     -----     -----     ----
 Total From Investment
            Operations      0.07          0.39      0.13      0.52     0.96
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.17)        (0.37)    (0.37)    (0.49)   (0.50)
                           -----         -----     -----     -----    -----
   Total Dividends and
         Distributions     (0.17)        (0.37)    (0.37)    (0.49)   (0.50)
                           -----         -----     -----     -----    -----
Net Asset Value, End
 of Period............    $10.23        $10.33    $10.31    $10.55   $10.52
                          ======        ======    ======    ======   ======
Total Return..........      0.68%/(f)/    3.89%     1.22%     5.09%    9.38%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,344        $2,980    $1,101      $236   $2,630
 Ratio of Expenses to
  Average Net Assets..      0.97%/(g)/    0.97%     0.97%     0.97%    0.97%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.07%/(g)/    2.90%     2.78%     4.77%    5.29%/(g)/
 Portfolio Turnover
  Rate................     313.5%/(g)/    95.2%    219.5%     49.9%    36.1%/(g)/

                           2005/(E)/      2004      2003      2002    2001/(H)/
                           ----           ----      ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.33        $10.31    $10.55    $10.51   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.15          0.28      0.28      0.52     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.09)         0.10     (0.17)    (0.01)    0.45
                           -----          ----     -----     -----     ----
 Total From Investment
            Operations      0.06          0.38      0.11      0.51     0.94
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.16)        (0.36)    (0.35)    (0.47)   (0.49)
                           -----         -----     -----     -----    -----
   Total Dividends and
         Distributions     (0.16)        (0.36)    (0.35)    (0.47)   (0.49)
                           -----         -----     -----     -----    -----
Net Asset Value, End
 of Period............    $10.23        $10.33    $10.31    $10.55   $10.51
                          ======        ======    ======    ======   ======
Total Return..........      0.59%/(f)/    3.71%     1.04%     5.00%    9.13%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,563        $6,096    $4,020      $582   $2,657
 Ratio of Expenses to
  Average Net Assets..      1.15%/(g)/    1.15%     1.15%     1.15%    1.15%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.89%/(g)/    2.76%     2.60%     4.55%    5.12%/(g)/
 Portfolio Turnover
  Rate................     313.5%/(g)/    95.2%    219.5%     49.9%    36.1%/(g)/

                           2005/(E)/
                           ----
GOVERNMENT SECURITIES FUND
--------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.36
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.07)
                           -----
 Total From Investment
            Operations      0.07
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.15)
                           -----
   Total Dividends and
         Distributions     (0.15)
                           -----
Net Asset Value, End
 of Period............    $10.28
                          ======
Total Return..........      0.72%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $64
 Ratio of Expenses to
  Average Net Assets..      1.28%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.85%/(g)/
 Portfolio Turnover
  Rate................     313.5%/(g)/

                           2005/(E)/      2004      2003      2002    2001/(I)/
                           ----           ----      ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.40        $10.37    $10.60    $10.55   $10.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.15          0.28      0.25      0.40     0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.08)         0.09     (0.15)     0.10     0.30
                           -----          ----     -----      ----     ----
 Total From Investment
            Operations      0.07          0.37      0.10      0.50     0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.16)        (0.34)    (0.33)    (0.45)   (0.33)
                           -----         -----     -----     -----    -----
   Total Dividends and
         Distributions     (0.16)        (0.34)    (0.33)    (0.45)   (0.33)
                           -----         -----     -----     -----    -----
Net Asset Value, End
 of Period............    $10.31        $10.40    $10.37    $10.60   $10.55
                          ======        ======    ======    ======   ======
Total Return /(c)/ ...      0.67%/(f)/    3.59%     0.93%     4.87%    6.07%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $107,261      $101,937   $89,856   $44,955   $4,397
 Ratio of Expenses to
  Average Net Assets..      1.18%/(g)/    1.18%     1.36%     1.35%    1.32%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.18%/(g)/    1.18%     1.36%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.85%/(g)/    2.74%     2.40%     4.02%    4.88%/(g)/
 Portfolio Turnover
  Rate................     313.5%/(g)/    95.2%    219.5%     49.9%    36.1%/(g)/

                           2005/(E)/      2004      2003      2002    2001/(I)/
                           ----           ----      ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.37        $10.35    $10.60    $10.55   $10.26
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.18          0.37      0.36      0.50     0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.07)         0.08     (0.18)     0.09     0.30
                           -----          ----     -----      ----     ----
 Total From Investment
            Operations      0.11          0.45      0.18      0.59     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.20)        (0.43)    (0.43)    (0.54)   (0.39)
                           -----         -----     -----     -----    -----
   Total Dividends and
         Distributions     (0.20)        (0.43)    (0.43)    (0.54)   (0.39)
                           -----         -----     -----     -----    -----
Net Asset Value, End
 of Period............    $10.28        $10.37    $10.35    $10.60   $10.55
                          ======        ======    ======    ======   ======
Total Return..........      1.07%/(f)/    4.47%     1.70%     5.86%    6.72%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10           $10       $10   $20,777   $3,390
 Ratio of Expenses to
  Average Net Assets..      0.40%/(g)/    0.40%     0.40%     0.40%    0.40%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.62%/(g)/    3.52%     3.45%     5.06%    5.86%/(g)/
 Portfolio Turnover
  Rate................     313.5%/(g)/    95.2%    219.5%     49.9%    36.1%/(g)/

                           2005/(E)/      2004      2003      2002    2001/(H)/
                           ----           ----      ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.35        $10.34    $10.57    $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.17          0.34      0.32      0.48     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.08)         0.08     (0.15)     0.09     0.48
                           -----          ----     -----      ----     ----
 Total From Investment
            Operations      0.09          0.42      0.17      0.57     0.99
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.19)        (0.41)    (0.40)    (0.52)   (0.53)
                           -----         -----     -----     -----    -----
   Total Dividends and
         Distributions     (0.19)        (0.41)    (0.40)    (0.52)   (0.53)
                           -----         -----     -----     -----    -----
Net Asset Value, End
 of Period............    $10.25        $10.35    $10.34    $10.57   $10.52
                          ======        ======    ======    ======   ======
Total Return..........      0.84%/(f)/    4.11%     1.63%     5.61%    9.63%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $7,382        $7,084    $4,853    $1,599   $2,643
 Ratio of Expenses to
  Average Net Assets..      0.66%/(g)/    0.66%     0.66%     0.66%    0.66%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.37%/(g)/    3.26%     3.09%     4.96%    5.74%/(g)/
 Portfolio Turnover
  Rate................     313.5%/(g)/    95.2%    219.5%     49.9%    36.1%/(g)/

                           2005/(E)/      2004      2003      2002    2001/(H)/
                           ----           ----      ----      ----    ----
GOVERNMENT SECURITIES FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.35        $10.33    $10.57    $10.52   $10.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.17          0.32      0.30      1.18     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.09)         0.09     (0.15)    (0.62)    0.46
                           -----          ----     -----     -----     ----
 Total From Investment
            Operations      0.08          0.41      0.15      0.56     0.98
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.18)        (0.39)    (0.39)    (0.51)   (0.52)
                           -----         -----     -----     -----    -----
   Total Dividends and
         Distributions     (0.18)        (0.39)    (0.39)    (0.51)   (0.52)
                           -----         -----     -----     -----    -----
Net Asset Value, End
 of Period............    $10.25        $10.35    $10.33    $10.57   $10.52
                          ======        ======    ======    ======   ======
Total Return..........      0.78%/(f)/    4.08%     1.41%     5.48%    9.53%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,510        $1,140      $745      $106   $2,630
 Ratio of Expenses to
  Average Net Assets..      0.78%/(g)/    0.78%     0.78%     0.77%    0.78%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.27%/(g)/    3.12%     3.00%     4.97%    5.48%/(g)/
 Portfolio Turnover
  Rate................     313.5%/(g)/    95.2%    219.5%     49.9%    36.1%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and decreased on March 1, 2004.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.05 per share from December 1, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(E)/     2004      2003     2002    2001/(I)/
                          ----          ----      ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.62       $10.55    $10.54   $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.15         0.30      0.39     0.49     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.05)        0.18      0.02    (0.03)    0.61
                          -----         ----      ----    -----     ----
 Total From Investment
            Operations     0.10         0.48      0.41     0.46     1.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       (0.33)    (0.40)   (0.48)   (0.51)
 Distributions from
  Realized Gains......    (0.06)       (0.08)       --    (0.09)      --
 -----                    -----        -----              -----
   Total Dividends and
         Distributions    (0.18)       (0.41)    (0.40)   (0.57)   (0.51)
                          -----        -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.54       $10.62    $10.55   $10.54   $10.65
                         ======       ======    ======   ======   ======
Total Return..........     1.00%/(f)/   4.68%     3.97%    4.61%   10.99%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $36,813      $35,407      $818   $1,932   $2,662
 Ratio of Expenses to
  Average Net Assets..     1.16%/(g)/   1.01%     0.97%    0.97%    0.97%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.97%/(g)/     --        --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.99%/(g)/   2.88%     3.73%    4.67%    5.33%/(g)/
 Portfolio Turnover
  Rate................    155.0%/(g)/  152.5%     71.3%    60.8%    80.3%/(g)/

                          2005/(E)/     2004      2003     2002    2001/(I)/
                          ----          ----      ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.61       $10.54    $10.54   $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.15         0.29      0.38     0.48     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)        0.18      0.01    (0.04)    0.61
                          -----         ----      ----    -----     ----
 Total From Investment
            Operations     0.09         0.47      0.39     0.44     1.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)       (0.32)    (0.39)   (0.46)   (0.49)
 Distributions from
  Realized Gains......    (0.06)       (0.08)       --    (0.09)      --
 -----                    -----        -----              -----
   Total Dividends and
         Distributions    (0.18)       (0.40)    (0.39)   (0.55)   (0.49)
                          -----        -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.52       $10.61    $10.54   $10.54   $10.65
                         ======       ======    ======   ======   ======
Total Return..........     0.84%/(f)/   4.50%     3.69%    4.43%   10.84%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,475       $1,921      $802   $1,668   $2,881
 Ratio of Expenses to
  Average Net Assets..     1.34%/(g)/   1.19%     1.15%    1.15%    1.15%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     1.15%/(g)/     --        --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.81%/(g)/   2.78%     3.55%    4.51%    5.15%/(g)/
 Portfolio Turnover
  Rate................    155.0%/(g)/  152.5%     71.3%    60.8%    80.3%/(g)/

                          2005/(E)/
                          ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.69
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(j)/ ..............     0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.04)
                          -----
 Total From Investment
            Operations     0.10
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)
 Distributions from
  Realized Gains......    (0.06)
                          -----
   Total Dividends and
         Distributions    (0.17)
                          -----
Net Asset Value, End
 of Period............   $10.62
                         ======
Total Return..........     0.98%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.49%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     1.31%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.63%/(g)/
 Portfolio Turnover
  Rate................    155.0%/(g)/
                          2005/(E)/     2004      2003     2002    2001/(H)/
                          ----          ----      ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.68       $10.59    $10.58   $10.69   $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.15         0.28      0.35     0.43     0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)        0.18      0.02    (0.01)    0.37
                          -----         ----      ----    -----     ----
 Total From Investment
            Operations     0.09         0.46      0.37     0.42     0.70
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.11)       (0.29)    (0.36)   (0.44)   (0.34)
 Distributions from
  Realized Gains......    (0.06)       (0.08)       --    (0.09)      --
 -----                    -----        -----              -----
   Total Dividends and
         Distributions    (0.17)       (0.37)    (0.36)   (0.53)   (0.34)
                          -----        -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.60       $10.68    $10.59   $10.58   $10.69
                         ======       ======    ======   ======   ======
Total Return /(c)/ ...     0.89%/(f)/   4.42%     3.55%    4.20%    6.67%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $23,825      $21,841   $17,476   $9,630   $1,334
 Ratio of Expenses to
  Average Net Assets..     1.35%/(g)/   1.30%     1.39%    1.35%    1.33%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     1.16%/(g)/     --        --       --       --
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.42%/(g)/   1.30%     1.50%      --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.80%/(g)/   2.69%     3.31%    4.18%    4.85%/(g)/
 Portfolio Turnover
  Rate................    155.0%/(g)/  152.5%     71.3%    60.8%    80.3%/(g)/

                          2005/(E)/     2004      2003     2002    2001/(H)/
                          ----          ----      ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.71       $10.64    $10.62   $10.69   $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.24         0.38      0.46     0.54     0.41
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.11)        0.16      0.02     0.02     0.35
                          -----         ----      ----     ----     ----
 Total From Investment
            Operations     0.13         0.54      0.48     0.56     0.76
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.14)       (0.39)    (0.46)   (0.54)   (0.40)
 Distributions from
  Realized Gains......    (0.06)       (0.08)       --    (0.09)      --
 -----                    -----        -----              -----
   Total Dividends and
         Distributions    (0.20)       (0.47)    (0.46)   (0.63)   (0.40)
                          -----        -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.64       $10.71    $10.64   $10.62   $10.69
                         ======       ======    ======   ======   ======
Total Return..........     1.27%/(f)/   5.23%     4.62%    5.56%    7.33%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $327          $10       $10      $10      $10
 Ratio of Expenses to
  Average Net Assets..     0.70%/(g)/   0.43%     0.40%    0.40%    0.40%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.40%/(g)/     --        --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.72%/(g)/   3.56%     4.32%    5.22%    5.84%/(g)/
 Portfolio Turnover
  Rate................    155.0%/(g)/  152.5%     71.3%    60.8%    80.3%/(g)/

                          2005/(E)/     2004      2003     2002    2001/(I)/
                          ----          ----      ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.64       $10.57    $10.56   $10.67   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.17         0.34      0.43     0.51     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)        0.18      0.02    (0.02)    0.66
                          -----         ----      ----    -----     ----
 Total From Investment
            Operations     0.11         0.52      0.45     0.49     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)       (0.37)    (0.44)   (0.51)   (0.53)
 Distributions from
  Realized Gains......    (0.06)       (0.08)       --    (0.09)      --
 -----                    -----        -----              -----
   Total Dividends and
         Distributions    (0.19)       (0.45)    (0.44)   (0.60)   (0.53)
                          -----        -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.56       $10.64    $10.57   $10.56   $10.67
                         ======       ======    ======   ======   ======
Total Return..........     1.10%/(f)/   4.99%     4.28%    4.93%   11.45%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $22,972      $11,918    $6,339   $6,195   $2,667
 Ratio of Expenses to
  Average Net Assets..     0.85%/(g)/   0.70%     0.66%    0.66%    0.66%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.66%/(g)/     --        --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.33%/(g)/   3.27%     4.05%    4.90%    5.65%/(g)/
 Portfolio Turnover
  Rate................    155.0%/(g)/  152.5%     71.3%    60.8%    80.3%/(g)/

                          2005/(E)/     2004      2003     2002    2001/(I)/
                          ----          ----      ----     ----    ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
----------------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.62       $10.55    $10.54   $10.65   $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.17         0.33      0.41     0.52     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)        0.17      0.02    (0.04)    0.61
                          -----         ----      ----    -----     ----
 Total From Investment
            Operations     0.11         0.50      0.43     0.48     1.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)       (0.35)    (0.42)   (0.50)   (0.52)
 Distributions from
  Realized Gains......    (0.06)       (0.08)       --    (0.09)      --
 -----                    -----        -----              -----
   Total Dividends and
         Distributions    (0.19)       (0.43)    (0.42)   (0.59)   (0.52)
                          -----        -----     -----    -----    -----
Net Asset Value, End
 of Period............   $10.54       $10.62    $10.55   $10.54   $10.65
                         ======       ======    ======   ======   ======
Total Return..........     1.06%/(f)/   4.88%     4.17%    4.81%   11.15%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $74          $12       $11   $1,483   $2,662
 Ratio of Expenses to
  Average Net Assets..     0.98%/(g)/   0.81%     0.78%    0.77%    0.78%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.78%/(g)/     --        --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.29%/(g)/   3.18%     3.92%    4.89%    5.52%/(g)/
 Portfolio Turnover
  Rate................    155.0%/(g)/  152.5%     71.3%    60.8%    80.3%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and decreased on March 1, 2004.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.
/(i) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from November 30, 2000 through December 5, 2000.
/(j) /Calculated based on average shares outstanding during the period.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(F)/     2004     2003     2002    2001/(I)/
                          ----          ----     ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.70       $10.59   $10.51   $10.66   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.20         0.41     0.48     0.51     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.08)        0.16     0.05    (0.08)    0.63
                          -----         ----     ----    -----     ----
 Total From Investment
            Operations     0.12         0.57     0.53     0.43     1.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)       (0.41)   (0.45)   (0.49)   (0.52)
 Distributions from
  Realized Gains......    (0.11)       (0.05)      --    (0.09)      --
 ----                     -----        -----             -----
   Total Dividends and
         Distributions    (0.27)       (0.46)   (0.45)   (0.58)   (0.52)
                          -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.55       $10.70   $10.59   $10.51   $10.66
                         ======       ======   ======   ======   ======
Total Return..........     1.11%/(g)/   5.53%    5.08%    4.34%   10.91%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $312         $190     $105   $2,230   $2,667
 Ratio of Expenses to
  Average Net Assets..     1.04%/(h)/   0.97%    0.97%    0.97%    0.97%/(h)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.97%/(h)/     --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.97%/(h)/   3.87%    4.15%    4.88%    5.44%/(h)/
 Portfolio Turnover
  Rate................     65.6%/(h)/   51.0%    38.8%    94.1%   101.3%/(h)/

                          2005/(F)/     2004     2003     2002    2001/(I)/
                          ----          ----     ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.71       $10.59   $10.51   $10.66   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.19         0.39     0.43     0.49     0.50
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.09)        0.18     0.08    (0.08)    0.64
                          -----         ----     ----    -----     ----
 Total From Investment
            Operations     0.10         0.57     0.51     0.41     1.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.15)       (0.40)   (0.43)   (0.47)   (0.51)
 Distributions from
  Realized Gains......    (0.11)       (0.05)      --    (0.09)      --
 ----                     -----        -----             -----
   Total Dividends and
         Distributions    (0.26)       (0.45)   (0.43)   (0.56)   (0.51)
                          -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.55       $10.71   $10.59   $10.51   $10.66
                         ======       ======   ======   ======   ======
Total Return..........     0.96%/(g)/   5.44%    4.90%    4.15%   10.76%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,728       $2,703   $2,094   $2,229   $2,667
 Ratio of Expenses to
  Average Net Assets..     1.21%/(h)/   1.15%    1.15%    1.15%    1.15%/(h)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     1.15%/(h)/     --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.67%/(h)/   3.69%    3.85%    4.70%    5.26%/(h)/
 Portfolio Turnover
  Rate................     65.6%/(h)/   51.0%    38.8%    94.1%   101.3%/(h)/

                          2005/(F)/
                          ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.91
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............     0.18
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.04)
                          -----
 Total From Investment
            Operations     0.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.15)
 Distributions from
  Realized Gains......    (0.11)
                          -----
   Total Dividends and
         Distributions    (0.26)
                          -----
Net Asset Value, End
 of Period............   $10.79
                         ======
Total Return..........     1.26%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.35%/(h)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     1.28%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.48%/(h)/
 Portfolio Turnover
  Rate................     65.6%/(h)/
                          2005/(F)/     2004     2003     2002    2001/(J)/
                          ----          ----     ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.86       $10.72   $10.64   $10.77   $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.18         0.38     0.39     0.46     0.33
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.08)        0.18     0.10    (0.05)    0.38
                          -----         ----     ----    -----     ----
 Total From Investment
            Operations     0.10         0.56     0.49     0.41     0.71
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.15)       (0.37)   (0.41)   (0.45)   (0.34)
 Distributions from
  Realized Gains......    (0.11)       (0.05)      --    (0.09)      --
 ----                     -----        -----             -----
   Total Dividends and
         Distributions    (0.26)       (0.42)   (0.41)   (0.54)   (0.34)
                          -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.70       $10.86   $10.72   $10.64   $10.77
                         ======       ======   ======   ======   ======
Total Return /(d)/ ...     0.89%/(g)/   5.31%    4.60%    4.09%    6.63%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,134      $10,166   $9,419   $5,545   $1,214
 Ratio of Expenses to
  Average Net Assets..     1.35%/(h)/   1.30%    1.40%    1.35%    1.32%/(h)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     1.30%/(h)/     --       --       --       --
 Ratio of Gross
  Expenses to Average
  Net Assets /(e)/ ...     1.42%/(h)/   1.36%    1.67%      --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.52%/(h)/   3.54%    3.59%    4.44%    4.97%/(h)/
 Portfolio Turnover
  Rate................     65.6%/(h)/   51.0%    38.8%    94.1%   101.3%/(h)/

                          2005/(F)/     2004     2003     2002    2001/(J)/
                          ----          ----     ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.94       $10.81   $10.72   $10.77   $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.23         0.48     0.50     0.57     0.41
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.08)        0.18     0.10     0.02     0.37
                          -----         ----     ----     ----     ----
 Total From Investment
            Operations     0.15         0.66     0.60     0.59     0.78
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.18)       (0.48)   (0.51)   (0.55)   (0.41)
 Distributions from
  Realized Gains......    (0.11)       (0.05)      --    (0.09)      --
 ----                     -----        -----             -----
   Total Dividends and
         Distributions    (0.29)       (0.53)   (0.51)   (0.64)   (0.41)
                          -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.80       $10.94   $10.81   $10.72   $10.77
                         ======       ======   ======   ======   ======
Total Return..........     1.37%/(g)/   6.19%    5.66%    5.81%    7.28%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10          $11      $10      $10      $10
 Ratio of Expenses to
  Average Net Assets..     0.44%/(h)/   0.40%    0.40%    0.40%    0.40%/(h)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.40%/(h)/     --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.41%/(h)/   4.45%    4.62%    5.45%    5.94%/(h)/
 Portfolio Turnover
  Rate................     65.6%/(h)/   51.0%    38.8%    94.1%   101.3%/(h)/

                          2005/(F)/     2004     2003     2002    2001/(I)/
                          ----          ----     ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.70       $10.58   $10.50   $10.65   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.20         0.44     0.46     0.53     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.07)        0.18     0.10    (0.07)    0.65
                          -----         ----     ----    -----     ----
 Total From Investment
            Operations     0.13         0.62     0.56     0.46     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)       (0.45)   (0.48)   (0.52)   (0.54)
 Distributions from
  Realized Gains......    (0.11)       (0.05)      --    (0.09)      --
 ----                     -----        -----             -----
   Total Dividends and
         Distributions    (0.28)       (0.50)   (0.48)   (0.61)   (0.54)
                          -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.55       $10.70   $10.58   $10.50   $10.65
                         ======       ======   ======   ======   ======
Total Return..........     1.22%/(g)/   5.96%    5.41%    4.66%   10.96%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $541       $1,740   $3,080   $2,246   $2,662
 Ratio of Expenses to
  Average Net Assets..     0.69%/(h)/   0.66%    0.66%    0.66%    0.66%/(h)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.66%/(h)/     --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.86%/(h)/   4.19%    4.37%    5.19%    5.74%/(h)/
 Portfolio Turnover
  Rate................     65.6%/(h)/   51.0%    38.8%    94.1%   101.3%/(h)/

                          2005/(F)/     2004     2003     2002    2001/(I)/
                          ----          ----     ----     ----    ----
HIGH QUALITY LONG-TERM BOND FUND
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.71       $10.60   $10.51   $10.66   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.21         0.43     0.51     0.53     0.53
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.10)        0.16     0.05    (0.08)    0.63
                          -----         ----     ----    -----     ----
 Total From Investment
            Operations     0.11         0.59     0.56     0.45     1.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)       (0.43)   (0.47)   (0.51)   (0.53)
 Distributions from
  Realized Gains......    (0.11)       (0.05)      --    (0.09)      --
 ----                     -----        -----             -----
   Total Dividends and
         Distributions    (0.27)       (0.48)   (0.47)   (0.60)   (0.53)
                          -----        -----    -----    -----    -----
Net Asset Value, End
 of Period............   $10.55       $10.71   $10.60   $10.51   $10.66
                         ======       ======   ======   ======   ======
Total Return..........     1.08%/(g)/   5.73%    5.38%    4.53%   11.07%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $503         $124      $20   $2,230   $2,667
 Ratio of Expenses to
  Average Net Assets..     0.84%/(h)/   0.78%    0.78%    0.77%    0.78%/(h)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.78%/(h)/     --       --       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.04%/(h)/   4.06%    4.35%    5.08%    5.63%/(h)/
 Portfolio Turnover
  Rate................     65.6%/(h)/   51.0%    38.8%    94.1%   101.3%/(h)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Total return is calculated without the contingent deferred sales charge. /(e) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2004.
/(f) /Six months ended April 30, 2005.
/(g) /Total return amounts have not been annualized.
/(h) /Computed on an annualized basis.
/(i) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 27, 2000 through December 5, 2000.
/(j) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from February 27, 2001 through February 28, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(E)/      2004      2003      2002    2001/(H)/
                          ----           ----      ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.28        $10.39    $10.40    $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.13          0.24      0.29      0.53     0.51
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.13)        (0.05)     0.02     (0.15)    0.49
                          -----         -----      ----     -----     ----
 Total From Investment
            Operations       --          0.19      0.31      0.38     1.00
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.14)        (0.26)    (0.32)    (0.40)   (0.50)
 Distributions from
  Realized Gains......       --         (0.04)       --     (0.11)      --
 -----                                  -----               -----
   Total Dividends and
         Distributions    (0.14)        (0.30)    (0.32)    (0.51)   (0.50)
                          -----         -----     -----     -----    -----
Net Asset Value, End
 of Period............   $10.14        $10.28    $10.39    $10.40   $10.53
                         ======        ======    ======    ======   ======
Total Return..........     0.01%/(f)/    1.87%     3.02%     3.91%    9.96%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,489          $959      $809      $446   $2,631
 Ratio of Expenses to
  Average Net Assets..     1.11%/(g)/    0.97%     0.97%     0.97%    0.97%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.97%/(g)/      --        --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.54%/(g)/    2.29%     2.89%     4.17%    5.28%/(g)/
 Portfolio Turnover
  Rate................     71.9%/(g)/    61.5%     72.3%    105.8%    68.4%/(g)/

                          2005/(E)/      2004      2003      2002    2001/(H)/
                          ----           ----      ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.20        $10.36    $10.38    $10.51   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.12          0.23      0.28      1.89     0.49
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.13)        (0.10)       --     (1.52)    0.47
  ----                    -----         -----               -----     ----
 Total From Investment
            Operations    (0.01)         0.13      0.28      0.37     0.96
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)        (0.25)    (0.30)    (0.39)   (0.48)
 Distributions from
  Realized Gains......       --         (0.04)       --     (0.11)      --
 -----                                  -----               -----
   Total Dividends and
         Distributions    (0.13)        (0.29)    (0.30)    (0.50)   (0.48)
                          -----         -----     -----     -----    -----
Net Asset Value, End
 of Period............   $10.06        $10.20    $10.36    $10.38   $10.51
                         ======        ======    ======    ======   ======
Total Return..........    (0.08)%/(f)/   1.20%     2.75%     3.72%    9.61%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $120           $89      $292       $40   $2,631
 Ratio of Expenses to
  Average Net Assets..     1.29%/(g)/    1.15%     1.15%     1.15%    1.15%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     1.15%/(g)/      --        --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.32%/(g)/    2.18%     2.60%     4.07%    5.11%/(g)/
 Portfolio Turnover
  Rate................     71.9%/(g)/    61.5%     72.3%    105.8%    68.4%/(g)/

                          2005/(E)/
                          ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.22
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(j)/ ..............     0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.11)
                          -----
 Total From Investment
            Operations    (0.01)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.12)
  ----
   Total Dividends and
         Distributions    (0.12)
                          -----
Net Asset Value, End
 of Period............   $10.09
                         ======
Total Return..........    (0.05)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.43%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     1.28%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.09%/(g)/
 Portfolio Turnover
  Rate................     71.9%/(g)/

                          2005/(E)/      2004      2003      2002    2001/(I)/
                          ----           ----      ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.24        $10.38    $10.39    $10.54   $10.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11          0.22      0.25      0.37     0.32
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.12)        (0.09)     0.02     (0.04)    0.30
                          -----         -----      ----     -----     ----
 Total From Investment
            Operations    (0.01)         0.13      0.27      0.33     0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.13)        (0.23)    (0.28)    (0.37)   (0.33)
 Distributions from
  Realized Gains......       --         (0.04)       --     (0.11)      --
 -----                                  -----               -----
   Total Dividends and
         Distributions    (0.13)        (0.27)    (0.28)    (0.48)   (0.33)
                          -----         -----     -----     -----    -----
Net Asset Value, End
 of Period............   $10.10        $10.24    $10.38    $10.39   $10.54
                         ======        ======    ======    ======   ======
Total Return /(c)/ ...    (0.10)%/(f)/   1.27%     2.64%     3.33%    6.02%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $45,411       $45,294   $35,847   $12,108     $996
 Ratio of Expenses to
  Average Net Assets..     1.29%/(g)/    1.18%     1.33%     1.35%    1.31%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     1.18%/(g)/      --        --        --       --
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.29%/(g)/    1.18%     1.33%       --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.24%/(g)/    2.15%     2.46%     3.56%    4.75%/(g)/
 Portfolio Turnover
  Rate................     71.9%/(g)/    61.5%     72.3%    105.8%    68.4%/(g)/

                          2005/(E)/      2004      2003      2002    2001/(I)/
                          ----           ----      ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.23        $10.38    $10.39    $10.54   $10.25
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.26          0.30      0.39      0.47     0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.23)        (0.09)    (0.02)    (0.04)    0.30
                          -----         -----     -----     -----     ----
 Total From Investment
            Operations     0.03          0.21      0.37      0.43     0.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)        (0.32)    (0.38)    (0.47)   (0.39)
 Distributions from
  Realized Gains......       --         (0.04)       --     (0.11)      --
 -----                                  -----               -----
   Total Dividends and
         Distributions    (0.17)        (0.36)    (0.38)    (0.58)   (0.39)
                          -----         -----     -----     -----    -----
Net Asset Value, End
 of Period............   $10.09        $10.23    $10.38    $10.39   $10.54
                         ======        ======    ======    ======   ======
Total Return..........     0.30%/(f)/    2.06%     3.62%     4.29%    6.67%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,248           $10       $10    $9,450   $1,214
 Ratio of Expenses to
  Average Net Assets..     0.69%/(g)/    0.40%     0.40%     0.40%    0.40%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.40%/(g)/      --        --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     5.58%/(g)/    2.92%     3.73%     4.54%    5.59%/(g)/
 Portfolio Turnover
  Rate................     71.9%/(g)/    61.5%     72.3%    105.8%    68.4%/(g)/

                          2005/(E)/      2004      2003      2002    2001/(H)/
                          ----           ----      ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.22        $10.37    $10.39    $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.14          0.28      0.33      0.47     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.12)        (0.09)       --     (0.06)    0.50
  ----                    -----         -----               -----     ----
 Total From Investment
            Operations     0.02          0.19      0.33      0.41     1.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)        (0.30)    (0.35)    (0.44)   (0.52)
 Distributions from
  Realized Gains......       --         (0.04)       --     (0.11)      --
 -----                                  -----               -----
   Total Dividends and
         Distributions    (0.16)        (0.34)    (0.35)    (0.55)   (0.52)
                          -----         -----     -----     -----    -----
Net Asset Value, End
 of Period............   $10.08        $10.22    $10.37    $10.39   $10.53
                         ======        ======    ======    ======   ======
Total Return..........     0.17%/(f)/    1.80%     3.25%     4.13%   10.21%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,593        $5,387    $3,352    $2,694   $2,633
 Ratio of Expenses to
  Average Net Assets..     0.78%/(g)/    0.66%     0.66%     0.66%    0.66%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.66%/(g)/      --        --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.75%/(g)/    2.67%     3.19%     4.41%    5.76%/(g)/
 Portfolio Turnover
  Rate................     71.9%/(g)/    61.5%     72.3%    105.8%    68.4%/(g)/

                          2005/(E)/      2004      2003      2002    2001/(H)/
                          ----           ----      ----      ----    ----
HIGH QUALITY SHORT-TERM BOND FUND
---------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.14        $10.29    $10.31    $10.53   $10.03
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.20          0.26      0.32      6.39     0.52
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.18)        (0.09)       --     (6.07)    0.49
  ----                    -----         -----               -----     ----
 Total From Investment
            Operations     0.02          0.17      0.32      0.32     1.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.15)        (0.28)    (0.34)    (0.43)   (0.51)
 Distributions from
  Realized Gains......       --         (0.04)       --     (0.11)      --
 -----                                  -----               -----
   Total Dividends and
         Distributions    (0.15)        (0.32)    (0.34)    (0.54)   (0.51)
                          -----         -----     -----     -----    -----
Net Asset Value, End
 of Period............   $10.01        $10.14    $10.29    $10.31   $10.53
                         ======        ======    ======    ======   ======
Total Return..........     0.21%/(f)/    1.69%     3.15%     3.20%   10.11%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $658           $11       $11       $11   $2,632
 Ratio of Expenses to
  Average Net Assets..     1.09%/(g)/    0.78%     0.78%     0.77%    0.78%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.78%/(g)/      --        --        --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.11%/(g)/    2.54%     3.08%     4.37%    5.47%/(g)/
 Portfolio Turnover
  Rate................     71.9%/(g)/    61.5%     72.3%    105.8%    68.4%/(g)/


See accompanying notes.

                       FINANCIAL HIGHLIGHTS (CONTINUED)
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and decreased on March 1, 2004.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 29, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.
/(j) /Calculated based on average shares outstanding during the period.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(B)/
                          ----
HIGH YIELD FUND
---------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.29)
                          -----
 Total From Investment
            Operations    (0.15)
  ----
Net Asset Value, End
 of Period............    $9.85
                          =====
Total Return..........    (1.50)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $44,092
 Ratio of Expenses to
  Average Net Assets..     0.65%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.24%/(d)/
 Portfolio Turnover
  Rate................     60.8%/(d)/



/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 29, 2004, date operations commenced, through April
  30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2005/(E)/
                          ----
INFLATION PROTECTION FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.07
                           ----
 Total From Investment
            Operations     0.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)
                          -----
   Total Dividends and
         Distributions    (0.05)
                          -----
Net Asset Value, End
 of Period............   $10.09
                         ======
Total Return..........     1.41%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $12
 Ratio of Expenses to
  Average Net Assets..     1.50%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.97%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.08%/(g)/
 Portfolio Turnover
  Rate................     15.7%/(g)/

                          2005/(E)/
                          ----
INFLATION PROTECTION FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.08
                           ----
 Total From Investment
            Operations     0.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)
                          -----
   Total Dividends and
         Distributions    (0.05)
                          -----
Net Asset Value, End
 of Period............   $10.09
                         ======
Total Return..........     1.38%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.65%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     1.15%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.75%/(g)/
 Portfolio Turnover
  Rate................     15.7%/(g)/

                          2005/(E)/
                          ----
INFLATION PROTECTION FUND
-------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.09
                           ----
 Total From Investment
            Operations     0.14
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)
                          -----
   Total Dividends and
         Distributions    (0.05)
                          -----
Net Asset Value, End
 of Period............   $10.09
                         ======
Total Return..........     1.36%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.82%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     1.28%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.58%/(g)/
 Portfolio Turnover
  Rate................     15.7%/(g)/

                          2005/(E)/
                          ----
INFLATION PROTECTION FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.16
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.01)
                          -----
 Total From Investment
            Operations     0.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)
                          -----
   Total Dividends and
         Distributions    (0.05)
                          -----
Net Asset Value, End
 of Period............   $10.10
                         ======
Total Return /(c)/ ...     1.54%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,421
 Ratio of Expenses to
  Average Net Assets..     1.37%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.76%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...    12.97%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.72%/(g)/
 Portfolio Turnover
  Rate................     15.7%/(g)/

                          2005/(E)/
                          ----
INFLATION PROTECTION FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.07
                           ----
 Total From Investment
            Operations     0.17
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)
                          -----
   Total Dividends and
         Distributions    (0.06)
                          -----
Net Asset Value, End
 of Period............   $10.11
                         ======
Total Return..........     1.70%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $47,759
 Ratio of Expenses to
  Average Net Assets..     0.97%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.40%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.84%/(g)/
 Portfolio Turnover
  Rate................     15.7%/(g)/

                          2005/(E)/
                          ----
INFLATION PROTECTION FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.09
                           ----
 Total From Investment
            Operations     0.16
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)
                          -----
   Total Dividends and
         Distributions    (0.06)
                          -----
Net Asset Value, End
 of Period............   $10.10
                         ======
Total Return..........     1.56%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.16%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.66%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.24%/(g)/
 Portfolio Turnover
  Rate................     15.7%/(g)/

                          2005/(E)/
                          ----
INFLATION PROTECTION FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.08
                           ----
 Total From Investment
            Operations     0.15
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)
                          -----
   Total Dividends and
         Distributions    (0.05)
                          -----
Net Asset Value, End
 of Period............   $10.10
                         ======
Total Return..........     1.54%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.31%/(g)/
 Ratio of Expenses to
  Average Net Assets
  (Excluding Reverse
  Repurchase Agreement
  Interest Expense)
  /(b)/ ..............     0.78%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.09%/(g)/
 Portfolio Turnover
  Rate................     15.7%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit.
/(e) /Period from December 29, 2004, date operations commenced, through April
  30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(E)/     2004        2003        2002      2001/(I)/
                          ----          ----        ----        ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $15.09       $13.00       $8.74       $8.32     $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.10         0.08        0.08          --       0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.22         2.09        4.18        0.46      (1.97)
                           ----         ----        ----        ----      -----
 Total From Investment
            Operations     2.32         2.17        4.26        0.46      (1.90)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.08)         --       (0.04)     (0.02)
 Distributions from
  Realized Gains......    (1.16)          --          --          --         --
 -----                    -----
   Total Dividends and
         Distributions    (1.16)       (0.08)         --       (0.04)     (0.02)
 ----                     -----        -----                   -----      -----
Net Asset Value, End
 of Period............   $16.25       $15.09      $13.00       $8.74      $8.32
                         ======       ======      ======       =====      =====
Total Return..........    15.71%/(f)/  16.80%      48.74%       5.53%    (19.24)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,303       $3,143      $2,484      $1,543     $1,041
 Ratio of Expenses to
  Average Net Assets..     1.92%/(g)/   1.91%       1.92%       1.92%      1.92%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.92%/(h)/  1.92%/(h)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.24%/(g)/   0.59%       0.76%       0.10%      0.90%/(g)/
 Portfolio Turnover
  Rate................    209.2%/(g)/  146.9%      144.7%      151.0%     156.3%/(g)/

                          2005/(E)/     2004        2003        2002      2001/(I)/
                          ----          ----        ----        ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $15.05       $12.96       $8.73       $8.31     $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08         0.06        0.06          --       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.21         2.09        4.17        0.45      (1.97)
                           ----         ----        ----        ----      -----
 Total From Investment
            Operations     2.29         2.15        4.23        0.45      (1.91)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.06)         --       (0.03)     (0.02)
 Distributions from
  Realized Gains......    (1.16)          --          --          --         --
 -----                    -----
   Total Dividends and
         Distributions    (1.16)       (0.06)         --       (0.03)     (0.02)
 ----                     -----        -----                   -----      -----
Net Asset Value, End
 of Period............   $16.18       $15.05      $12.96       $8.73      $8.31
                         ======       ======      ======       =====      =====
Total Return..........    15.55%/(f)/  16.65%      48.45%       5.34%    (19.33)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,142       $1,928      $1,630      $1,093     $1,040
 Ratio of Expenses to
  Average Net Assets..     2.10%/(g)/   2.09%       2.10%       2.10%      2.10%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         2.10%/(h)/  2.10%/(h)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.00%/(g)/   0.41%       0.59%         --       0.73%/(g)/
 Portfolio Turnover
  Rate................    209.2%/(g)/  146.9%      144.7%      151.0%     156.3%/(g)/

                          2005/(E)/
                          ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $15.22
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.17
                           ----
 Total From Investment
            Operations     2.24

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (1.16)
                          -----
   Total Dividends and
         Distributions    (1.16)
                          -----
Net Asset Value, End
 of Period............   $16.30
                         ======
Total Return..........    15.04%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11
 Ratio of Expenses to
  Average Net Assets..     2.23%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.88%/(g)/
 Portfolio Turnover
  Rate................    209.2%/(g)/

                          2005/(E)/     2004        2003        2002      2001/(J)/
                          ----          ----        ----        ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $14.90       $12.82       $8.68       $8.26     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08         0.01          --       (0.02)      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.19         2.07        4.14        0.45      (2.04)
                           ----         ----        ----        ----      -----
 Total From Investment
            Operations     2.27         2.08        4.14        0.43      (2.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --           --          --       (0.01)        --
 Distributions from
  Realized Gains......    (1.16)          --          --          --         --
 -----                    -----
   Total Dividends and
         Distributions    (1.16)          --          --       (0.01)        --
 -----                    -----                                -----
Net Asset Value, End
 of Period............   $16.01       $14.90      $12.82       $8.68      $8.26
                         ======       ======      ======       =====      =====
Total Return /(c)/ ...    15.57%/(f)/  16.26%      47.70%       5.17%    (19.41)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $43,077      $25,631      $8,956      $2,240       $347
 Ratio of Expenses to
  Average Net Assets..     2.21%/(g)/   2.39%       2.65%       2.30%      2.26%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...       --         2.40%/(h)/  3.31%/(h)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.01%/(g)/   0.10%       0.05%      (0.28)%     0.42%/(g)/
 Portfolio Turnover
  Rate................    209.2%/(g)/  146.9%      144.7%      151.0%     156.3%/(g)/

                          2005/(E)/     2004        2003        2002      2001/(J)/
                          ----          ----        ----        ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $15.16       $13.06       $8.72       $8.31     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.19         0.16        0.03        0.09       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.19         2.10        4.31        0.42      (2.03)
                           ----         ----        ----        ----      -----
 Total From Investment
            Operations     2.38         2.26        4.34        0.51      (1.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.16)         --       (0.10)        --
 Distributions from
  Realized Gains......    (1.16)          --          --          --         --
 -----                    -----
   Total Dividends and
         Distributions    (1.16)       (0.16)         --       (0.10)        --
 ----                     -----        -----                   -----
Net Asset Value, End
 of Period............   $16.38       $15.16      $13.06       $8.72      $8.31
                         ======       ======      ======       =====      =====
Total Return..........    16.06%/(f)/  17.46%      49.77%       6.03%    (18.93)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $133          $15         $13      $2,517       $314
 Ratio of Expenses to
  Average Net Assets..     1.35%/(g)/   1.34%       1.35%       1.35%      1.35%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.35%/(h)/  1.35%/(h)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.39%/(g)/   1.16%       0.34%       0.73%      3.65%/(g)/
 Portfolio Turnover
  Rate................    209.2%/(g)/  146.9%      144.7%      151.0%     156.3%/(g)/

                          2005/(E)/     2004        2003        2002      2001/(I)/
                          ----          ----        ----        ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $15.17       $13.07       $8.76       $8.33     $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.13         0.13        0.10        0.05       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.23         2.10        4.21        0.45      (1.97)
                           ----         ----        ----        ----      -----
 Total From Investment
            Operations     2.36         2.23        4.31        0.50      (1.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.13)         --       (0.07)     (0.02)
 Distributions from
  Realized Gains......    (1.16)          --          --          --         --
 -----                    -----
   Total Dividends and
         Distributions    (1.16)       (0.13)         --       (0.07)     (0.02)
 ----                     -----        -----                   -----      -----
Net Asset Value, End
 of Period............   $16.37       $15.17      $13.07       $8.76      $8.33
                         ======       ======      ======       =====      =====
Total Return..........    15.90%/(f)/  17.14%      49.20%       5.97%    (19.22)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,518       $3,430      $2,506      $1,102     $1,042
 Ratio of Expenses to
  Average Net Assets..     1.61%/(g)/   1.60%       1.61%       1.61%      1.61%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.61%/(h)/  1.61%/(h)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.54%/(g)/   0.90%       1.01%       0.49%      0.69%/(g)/
 Portfolio Turnover
  Rate................    209.2%/(g)/  146.9%      144.7%      151.0%     156.3%/(g)/

                          2005/(E)/     2004        2003        2002      2001/(I)/
                          ----          ----        ----        ----      ----
INTERNATIONAL EMERGING MARKETS FUND
-----------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $15.16       $13.05       $8.76       $8.33     $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11         0.11        0.10        0.04       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     2.23         2.11        4.19        0.45      (1.97)
                           ----         ----        ----        ----      -----
 Total From Investment
            Operations     2.34         2.22        4.29        0.49      (1.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --        (0.11)         --       (0.06)     (0.02)
 Distributions from
  Realized Gains......    (1.16)          --          --          --         --
 -----                    -----
   Total Dividends and
         Distributions    (1.16)       (0.11)         --       (0.06)     (0.02)
 ----                     -----        -----                   -----      -----
Net Asset Value, End
 of Period............   $16.34       $15.16      $13.05       $8.76      $8.33
                         ======       ======      ======       =====      =====
Total Return..........    15.78%/(f)/  17.11%      48.97%       5.85%    (19.14)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,045       $1,896      $1,633      $1,095     $1,043
 Ratio of Expenses to
  Average Net Assets..     1.73%/(g)/   1.72%       1.73%       1.72%      1.73%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.73%/(h)/  1.73%/(h)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.37%/(g)/   0.78%       0.96%       0.38%      1.09%/(g)/
 Portfolio Turnover
  Rate................    209.2%/(g)/  146.9%      144.7%      151.0%     156.3%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Expense ratio without commission rebates.
/(i) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.23 per share from November 30, 2000 through December 5, 2000.
/(j) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(F)/      2004       2003          2002        2001/(J)/
                           ----           ----       ----          ----        ----
INTERNATIONAL GROWTH FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES /(A)/
 ------------
Net Asset Value,
 Beginning of Period..    $10.31         $8.58      $6.83         $7.55       $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.06          0.08       0.05          0.02        (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.04          1.70       1.70         (0.70)       (2.56)
                            ----          ----       ----         -----        -----
 Total From Investment
            Operations      1.10          1.78       1.75         (0.68)       (2.63)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.10)        (0.05)        --         (0.04)          --
 Distributions from
  Realized Gains......     (0.87)           --         --            --           --
 ------                    -----
   Total Dividends and
         Distributions     (0.97)        (0.05)        --         (0.04)          --
 ------                    -----         -----                    -----
Net Asset Value, End
 of Period............    $10.44        $10.31      $8.58         $6.83        $7.55
                          ======        ======      =====         =====        =====
Total Return..........     10.86%/(g)/   20.81%     25.62%        (9.07)%     (25.76)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,144        $5,301     $2,591        $1,405         $756
 Ratio of Expenses to
  Average Net Assets..      1.57%/(h)/    1.57%      1.57%         1.57%        1.57%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --            --       1.57%/(i)/    1.57%/(i)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.11%/(h)/    0.86%      0.65%         0.10%        0.34%/(h)/
 Portfolio Turnover
  Rate................     163.1%/(h)/   156.2%     135.3%         96.9%       143.1%/(h)/

                           2005/(F)/      2004       2003          2002        2001/(J)/
                           ----           ----       ----          ----        ----
INTERNATIONAL GROWTH FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
 /(A)/
 -----
Net Asset Value,
 Beginning of Period..     $9.91         $8.25      $6.58         $7.53       $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.05          0.06       0.05         (0.08)       (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.99          1.64       1.62         (0.84)       (2.57)
                            ----          ----       ----         -----        -----
 Total From Investment
            Operations      1.04          1.70       1.67         (0.92)       (2.65)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.09)        (0.04)        --         (0.03)          --
 Distributions from
  Realized Gains......     (0.87)           --         --            --           --
 ------                    -----
   Total Dividends and
         Distributions     (0.96)        (0.04)        --         (0.03)          --
 ------                    -----         -----                    -----
Net Asset Value, End
 of Period............     $9.99         $9.91      $8.25         $6.58        $7.53
                           =====         =====      =====         =====        =====
Total Return..........     10.78%/(g)/   20.61%     25.38%       (12.32)%     (25.96)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,840        $4,859       $568          $199         $754
 Ratio of Expenses to
  Average Net Assets..      1.75%/(h)/    1.75%      1.75%         1.74%        1.75%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --            --       1.75%/(i)/    1.75%/(i)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.02%/(h)/    0.60%      0.73%        (0.03)%       0.16%/(h)/
 Portfolio Turnover
  Rate................     163.1%/(h)/   156.2%     135.3%         96.9%       143.1%/(h)/

                           2005/(F)/
                           ----
INTERNATIONAL GROWTH FUND
-------------------------
ADVISORS SIGNATURE
------------------
 SHARES /(A)/
 ------------
Net Asset Value,
 Beginning of Period..    $10.11
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.97
                            ----
 Total From Investment
            Operations      1.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.09)
 Distributions from
  Realized Gains......     (0.87)
                           -----
   Total Dividends and
         Distributions     (0.96)
                           -----
Net Asset Value, End
 of Period............    $10.16
                          ======
Total Return..........     10.24%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10
 Ratio of Expenses to
  Average Net Assets..      1.88%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.79%/(h)/
 Portfolio Turnover
  Rate................     163.1%/(h)/

                           2005/(F)/      2004       2003          2002        2001/(K)/
                           ----           ----       ----          ----        ----
INTERNATIONAL GROWTH FUND
-------------------------
CLASS J SHARES /(A)/
--------------------
Net Asset Value,
 Beginning of Period..     $9.95         $8.28      $6.62         $7.56        $9.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.05          0.04       0.01          0.04        (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.99          1.64       1.65         (0.97)       (1.72)
                            ----          ----       ----         -----        -----
 Total From Investment
            Operations      1.04          1.68       1.66         (0.93)       (1.73)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.09)        (0.01)        --         (0.01)          --
 Distributions from
  Realized Gains......     (0.87)           --         --            --           --
 ------                    -----
   Total Dividends and
         Distributions     (0.96)        (0.01)        --         (0.01)          --
 ------                    -----         -----                    -----
Net Asset Value, End
 of Period............    $10.03         $9.95      $8.28         $6.62        $7.56
                          ======         =====      =====         =====        =====
Total Return /(d)/ ...     10.72%/(g)/   20.30%     25.08%       (12.33)%     (18.80)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $32,667       $20,013     $8,079        $3,871         $931
 Ratio of Expenses to
  Average Net Assets..      1.84%/(h)/    2.00%      2.10%         1.95%        1.92%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(e)/ ...      1.84%/(h)/    2.00%      2.65%/(i)/    1.95%/(i)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.00%/(h)/    0.43%      0.18%        (0.11)%      (0.38)%/(h)/
 Portfolio Turnover
  Rate................     163.1%/(h)/   156.2%     135.3%         96.9%       143.1%/(h)/

                           2005/(F)/      2004       2003          2002        2001/(J)/
                           ----           ----       ----          ----        ----
INTERNATIONAL GROWTH FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
 /(A)/
 -----
Net Asset Value,
 Beginning of Period..    $10.07         $8.38      $6.63         $7.58       $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.09          0.13       0.10         (0.01)        0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.01          1.66       1.65         (0.86)       (2.70)
                            ----          ----       ----         -----        -----
 Total From Investment
            Operations      1.10          1.79       1.75         (0.87)       (2.61)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.10)        (0.10)        --         (0.08)          --
 Distributions from
  Realized Gains......     (0.87)           --         --            --           --
 ------                    -----
   Total Dividends and
         Distributions     (0.97)        (0.10)        --         (0.08)          --
 ------                    -----         -----                    -----
Net Asset Value, End
 of Period............    $10.20        $10.07      $8.38         $6.63        $7.58
                          ======        ======      =====         =====        =====
Total Return..........     11.19%/(g)/   21.54%     26.40%       (11.58)%     (25.47)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $467,506      $354,090   $208,785      $117,442       $2,176
 Ratio of Expenses to
  Average Net Assets..      1.00%/(h)/    1.00%      1.00%         0.99%        1.00%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --            --       1.00%/(i)/    1.00%/(i)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.76%/(h)/    1.42%      1.37%         0.93%        0.36%/(h)/
 Portfolio Turnover
  Rate................     163.1%/(h)/   156.2%     135.3%         96.9%       143.1%/(h)/

                           2005/(F)/      2004       2003          2002        2001/(J)/
                           ----           ----       ----          ----        ----
INTERNATIONAL GROWTH FUND
-------------------------
PREFERRED SHARES /(A)/
----------------------
Net Asset Value,
 Beginning of Period..    $10.02         $8.34      $6.61         $7.55       $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.08          0.10       0.08          0.02        (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.00          1.66       1.65         (0.90)       (2.59)
                            ----          ----       ----         -----        -----
 Total From Investment
            Operations      1.08          1.76       1.73         (0.88)       (2.64)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.10)        (0.08)        --         (0.06)          --
 Distributions from
  Realized Gains......     (0.87)           --         --            --           --
 ------                    -----
   Total Dividends and
         Distributions     (0.97)        (0.08)        --         (0.06)          --
 ------                    -----         -----                    -----
Net Asset Value, End
 of Period............    $10.13        $10.02      $8.34         $6.61        $7.55
                          ======        ======      =====         =====        =====
Total Return..........     11.01%/(g)/   21.21%     26.17%       (11.72)%     (25.76)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,193        $1,848       $685          $623         $756
 Ratio of Expenses to
  Average Net Assets..      1.26%/(h)/    1.26%      1.26%         1.25%        1.26%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --            --       1.26%/(i)/    1.26%/(i)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.63%/(h)/    1.12%      1.09%         0.43%        0.65%/(h)/
 Portfolio Turnover
  Rate................     163.1%/(h)/   156.2%     135.3%         96.9%       143.1%/(h)/

                           2005/(F)/      2004       2003          2002        2001/(J)/
                           ----           ----       ----          ----        ----
INTERNATIONAL GROWTH FUND
-------------------------
SELECT SHARES /(A)/
-------------------
Net Asset Value,
 Beginning of Period..    $10.00         $8.31      $6.60         $7.55       $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.10          0.09       0.08         (0.03)       (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.98          1.67       1.63         (0.86)       (2.58)
                            ----          ----       ----         -----        -----
 Total From Investment
            Operations      1.08          1.76       1.71         (0.89)       (2.64)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.10)        (0.07)        --         (0.06)          --
 Distributions from
  Realized Gains......     (0.87)           --         --            --           --
 ------                    -----
   Total Dividends and
         Distributions     (0.97)        (0.07)        --         (0.06)          --
 ------                    -----         -----                    -----
Net Asset Value, End
 of Period............    $10.11        $10.00      $8.31         $6.60        $7.55
                          ======        ======      =====         =====        =====
Total Return..........     11.02%/(g)/   21.26%     25.91%       (11.96)%     (25.76)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,549          $228       $106          $195         $756
 Ratio of Expenses to
  Average Net Assets..      1.38%/(h)/    1.38%      1.38%         1.36%        1.38%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --            --       1.38%/(i)/    1.37%/(i)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.97%/(h)/    0.92%      1.12%         0.35%        0.53%/(h)/
 Portfolio Turnover
  Rate................     163.1%/(h)/   156.2%     135.3%         96.9%       143.1%/(h)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective March 1, 2005, International Fund II changed its name to
  International Growth Fund.
/(b) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Total return is calculated without the contingent deferred sales charge. /(e) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(f) /Six months ended April 30, 2005.
/(g) /Total return amounts have not been annualized.
/(h) /Computed on an annualized basis.
/(i) /Expense ratio without commission rebates.
/(j) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred, and Select classes of shares incurred an unrealized gain of $.18, $.18, $.19, $.19, and $.19 per share, respectively, from November 27, 2000 through December 5, 2000.
/(k) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(E)/       2004         2003         2002      2001/(K)/
                           ----            ----         ----         ----      ----
LARGECAP GROWTH FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $6.34          $6.12        $5.16        $6.30     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02          (0.01)       (0.01)       (0.02)     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.22           0.23         0.97        (1.12)     (3.67)
                            ----           ----         ----        -----      -----
 Total From Investment
            Operations      0.24           0.22         0.96        (1.14)     (3.70)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)            --           --           --         --
 Tax Return of Capital
  Distribution........        --             --           --           --      (0.01)
 ------
   Total Dividends and
         Distributions     (0.03)            --           --           --      (0.01)
  -----                    -----                                               -----
Net Asset Value, End
 of Period............     $6.55          $6.34        $6.12        $5.16      $6.30
                           =====          =====        =====        =====      =====
Total Return..........      3.80%/(f)/     3.59%       18.60%/(m)/ (18.10)%   (35.88)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $525           $513         $753         $646       $788
 Ratio of Expenses to
  Average Net Assets..      1.12%/(g)/     1.12%        1.12%        1.12%      1.12%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.12%/(h)/   1.12%/(h)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.63%/(g)/    (0.21)%      (0.20)%      (0.29)%    (0.36)%/(g)/
 Portfolio Turnover
  Rate................     209.5%/(g)/     59.8%        59.2%/(i)/   29.6%      37.5%/(g)/

                           2005/(E)/       2004         2003         2002      2001/(K)/
                           ----            ----         ----         ----      ----
LARGECAP GROWTH FUND
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $6.09          $5.89        $5.15        $6.29     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)         (0.02)       (0.02)       (0.03)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.24           0.22         0.76        (1.11)     (3.67)
                            ----           ----         ----        -----      -----
 Total From Investment
            Operations      0.23           0.20         0.74        (1.14)     (3.71)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)            --           --           --         --
 Tax Return of Capital
  Distribution........        --             --           --           --      (0.01)
 ------
   Total Dividends and
         Distributions     (0.03)            --           --           --      (0.01)
  -----                    -----                                               -----
Net Asset Value, End
 of Period............     $6.29          $6.09        $5.89        $5.15      $6.29
                           =====          =====        =====        =====      =====
Total Return..........      3.78%/(f)/     3.40%       14.37%      (18.12)%   (35.98)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $546            $72          $79         $644       $787
 Ratio of Expenses to
  Average Net Assets..      1.30%/(g)/     1.30%        1.30%        1.30%      1.30%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.30%/(h)/   1.30%/(h)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.23)%/(g)/   (0.39)%      (0.40)%      (0.47)%    (0.54)%/(g)/
 Portfolio Turnover
  Rate................     209.5%/(g)/     59.8%        59.2%/(i)/   29.6%      37.5%/(g)/

                           2005/(E)/
                           ----
LARGECAP GROWTH FUND
--------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $6.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.22
                            ----
 Total From Investment
            Operations      0.23
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)
   ----
   Total Dividends and
         Distributions     (0.03)
                           -----
Net Asset Value, End
 of Period............     $6.29
                           =====
Total Return..........      3.77%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10
 Ratio of Expenses to
  Average Net Assets..      1.43%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.33%/(g)/
 Portfolio Turnover
  Rate................     209.5%/(g)/

                           2005/(E)/       2004         2003         2002      2001/(L)/
                           ----            ----         ----         ----      ----
LARGECAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $5.89          $5.72        $5.01        $6.14      $7.63
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01          (0.04)       (0.04)       (0.01)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.21           0.21         0.75        (1.12)     (1.48)
                            ----           ----         ----        -----      -----
 Total From Investment
            Operations      0.22           0.17         0.71        (1.13)     (1.49)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)            --           --           --         --
 ------
   Total Dividends and
         Distributions     (0.03)            --           --           --         --
 ------
Net Asset Value, End
 of Period............     $6.08          $5.89        $5.72        $5.01      $6.14
                           =====          =====        =====        =====      =====
Total Return /(c)/ ...      3.72%/(f)/     2.97%       14.17%      (18.40)%   (20.05)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $17,127        $15,898      $12,629       $5,092     $1,406
 Ratio of Expenses to
  Average Net Assets..      1.47%/(g)/     1.53%        1.64%        1.50%      1.47%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...        --           1.53%/(h)/   1.92%/(h)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.24%/(g)/    (0.63)%      (0.72)%      (0.64)%    (0.63)%/(g)/
 Portfolio Turnover
  Rate................     209.5%/(g)/     59.8%        59.2%/(i)/   29.6%      37.5%/(g)/

                           2005/(E)/       2004         2003         2002      2001/(L)/
                           ----            ----         ----         ----      ----
LARGECAP GROWTH FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $6.09          $5.86        $5.09        $6.17      $7.63
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03           0.02         0.02        (0.03)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.23           0.22         0.75        (1.05)     (1.46)
                            ----           ----         ----        -----      -----
 Total From Investment
            Operations      0.26           0.24         0.77        (1.08)     (1.46)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)         (0.01)          --           --         --
 -----                     -----          -----
   Total Dividends and
         Distributions     (0.04)         (0.01)          --           --         --
 -----                     -----          -----
Net Asset Value, End
 of Period............     $6.31          $6.09        $5.86        $5.09      $6.17
                           =====          =====        =====        =====      =====
Total Return..........      4.17%/(f)/     4.05%       15.22%      (17.50)%   (19.66)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $172,075       $121,840      $60,790      $23,787     $1,524
 Ratio of Expenses to
  Average Net Assets..      0.55%/(g)/     0.55%        0.55%        0.55%      0.55%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           0.55%/(h)/   0.55%/(h)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.09%/(g)/     0.34%        0.38%        0.34%      0.34%/(g)/
 Portfolio Turnover
  Rate................     209.5%/(g)/     59.8%        59.2%/(i)/   29.6%      37.5%/(g)/

                           2005/(E)/       2004         2003         2002      2001/(K)/
                           ----            ----         ----         ----      ----
LARGECAP GROWTH FUND
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $6.18          $5.95        $5.19        $6.31     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.04           0.01         0.01         0.01      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.20           0.22         0.75        (1.13)     (3.66)
                            ----           ----         ----        -----      -----
 Total From Investment
            Operations      0.24           0.23         0.76        (1.12)     (3.69)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)            --           --           --         --
 Tax Return of Capital
  Distribution........        --             --           --           --      (0.01)
  -----                                                                        -----
   Total Dividends and
         Distributions     (0.03)            --           --           --      (0.01)
  -----                    -----                                               -----
Net Asset Value, End
 of Period............     $6.39          $6.18        $5.95        $5.19      $6.31
                           =====          =====        =====        =====      =====
Total Return..........      3.93%/(f)/     3.87%       14.64%      (17.75)%   (35.77)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $2,034         $2,299       $1,638       $1,584       $789
 Ratio of Expenses to
  Average Net Assets..      0.81%/(g)/     0.81%        0.81%        0.81%      0.81%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           0.81%/(h)/   0.81%/(h)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.10%/(g)/     0.09%        0.10%        0.06%     (0.07)%/(g)/
 Portfolio Turnover
  Rate................     209.5%/(g)/     59.8%        59.2%/(i)/   29.6%      37.5%/(g)/

                           2005/(E)/       2004         2003         2002      2001/(K)/
                           ----            ----         ----         ----      ----
LARGECAP GROWTH FUND
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $6.27          $6.05        $5.18        $6.31     $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01             --           --        (0.01)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.24           0.22         0.87        (1.12)     (3.67)
                            ----           ----         ----        -----      -----
 Total From Investment
            Operations      0.25           0.22         0.87        (1.13)     (3.69)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)            --           --           --         --
 Tax Return of Capital
  Distribution........        --             --           --           --      (0.01)
  -----                                                                        -----
   Total Dividends and
         Distributions     (0.03)            --           --           --      (0.01)
  -----                    -----                                               -----
Net Asset Value, End
 of Period............     $6.49          $6.27        $6.05        $5.18      $6.31
                           =====          =====        =====        =====      =====
Total Return..........      4.02%/(f)/     3.64%       16.80%/(j)/ (17.91)%   (35.77)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,711            $53          $32         $648       $789
 Ratio of Expenses to
  Average Net Assets..      0.93%/(g)/     0.93%        0.93%        0.92%      0.93%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           0.93%/(h)/   0.93%/(h)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.19%/(g)/    (0.04)%      (0.03)%      (0.10)%    (0.17)%/(g)/
 Portfolio Turnover
  Rate................     209.5%/(g)/     59.8%        59.2%/(i)/   29.6%      37.5%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Expense ratio without commission rebates.
/(i) /Portfolio turnover rate excludes approximately $2,976,000 of securities from the acquisition of Technology Fund and $875,000 from portfolio realignment.
/(j) /During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
/(k) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000.
/(l) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.
/(m) /During 2003, the Fund processed a significant (relative to the Class) "As
  Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would ahve been smaller.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(E)/      2004       2003      2002      2001/(H)/
                           ----           ----       ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $8.70         $8.06      $6.79     $8.11     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.07          0.08       0.08      0.02       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.21          0.61       1.23     (1.30)     (2.40)
                            ----          ----       ----     -----      -----
 Total From Investment
            Operations      0.28          0.69       1.31     (1.28)     (2.35)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)        (0.05)     (0.04)    (0.04)     (0.01)

 Distributions from
  Realized Gains......     (0.59)           --         --        --         --
  -----
   Total Dividends and
         Distributions     (0.72)        (0.05)     (0.04)    (0.04)     (0.01)
                           -----         -----      -----     -----      -----
Net Asset Value, End
 of Period............     $8.26         $8.70      $8.06     $6.79      $8.11
                           =====         =====      =====     =====      =====
Total Return..........      2.92%/(f)/    8.58%     19.43%   (15.86)%   (20.99)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $102,305       $91,855    $31,362    $6,563     $1,015
 Ratio of Expenses to
  Average Net Assets..      0.72%/(g)/    0.72%      0.72%     0.72%      0.72%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.67%/(g)/    0.95%      1.04%     0.97%      0.70%/(g)/
 Portfolio Turnover
  Rate................      12.8%/(g)/    67.3%       1.1%     67.9%     117.4%/(g)/

                           2005/(E)/      2004       2003      2002      2001/(H)/
                           ----           ----       ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $8.69         $8.06      $6.77     $8.10     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.06          0.07       0.06      0.03       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.21          0.59       1.26     (1.33)     (2.40)
                            ----          ----       ----     -----      -----
 Total From Investment
            Operations      0.27          0.66       1.32     (1.30)     (2.36)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)        (0.03)     (0.03)    (0.03)     (0.01)

 Distributions from
  Realized Gains......     (0.59)           --         --        --         --
  -----
   Total Dividends and
         Distributions     (0.72)        (0.03)     (0.03)    (0.03)     (0.01)
                           -----         -----      -----     -----      -----
Net Asset Value, End
 of Period............     $8.24         $8.69      $8.06     $6.77      $8.10
                           =====         =====      =====     =====      =====
Total Return..........      2.78%/(f)/    8.26%     19.57%   (16.15)%   (21.09)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $54,770       $50,014    $20,010    $2,099     $1,080
 Ratio of Expenses to
  Average Net Assets..      0.90%/(g)/    0.90%      0.90%     0.90%      0.90%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.48%/(g)/    0.77%      0.85%     0.71%      0.52%/(g)/
 Portfolio Turnover
  Rate................      12.8%/(g)/    67.3%       1.1%     67.9%     117.4%/(g)/

                           2005/(E)/
                           ----
LARGECAP S&P 500 INDEX FUND
---------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $8.68
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.23
   ----
 Total From Investment
            Operations      0.25
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.12)

 Distributions from
  Realized Gains......     (0.59)
   ----
   Total Dividends and
         Distributions     (0.71)
                           -----
Net Asset Value, End
 of Period............     $8.22
                           =====
Total Return..........      2.66%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $488
 Ratio of Expenses to
  Average Net Assets..      1.03%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.61%/(g)/
 Portfolio Turnover
  Rate................      12.8%/(g)/

                           2005/(E)/      2004       2003      2002      2001/(I)/
                           ----           ----       ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $8.62         $7.99      $6.72     $8.04      $9.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.06          0.07       0.05      0.03       0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.21          0.58       1.24     (1.34)     (1.34)
                            ----          ----       ----     -----      -----
 Total From Investment
            Operations      0.27          0.65       1.29     (1.31)     (1.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)        (0.02)     (0.02)    (0.01)        --

 Distributions from
  Realized Gains......     (0.59)           --         --        --         --
  -----
   Total Dividends and
         Distributions     (0.72)        (0.02)     (0.02)    (0.01)        --
  ----                     -----         -----      -----     -----
Net Asset Value, End
 of Period............     $8.17         $8.62      $7.99     $6.72      $8.04
                           =====         =====      =====     =====      =====
Total Return /(c)/ ...      2.81%/(f)/    8.19%     19.19%   (16.31)%   (14.38)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $279,014      $247,010   $154,666   $61,111    $12,926
 Ratio of Expenses to
  Average Net Assets..      0.86%/(g)/    0.90%      1.11%     1.10%      1.07%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...        --          0.90%      1.13%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.52%/(g)/    0.78%      0.66%     0.51%      0.36%/(g)/
 Portfolio Turnover
  Rate................      12.8%/(g)/    67.3%       1.1%     67.9%     117.4%/(g)/

                           2005/(E)/      2004       2003      2002      2001/(I)/
                           ----           ----       ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $8.67         $8.04      $6.76     $8.09      $9.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.07          0.13       0.12      0.11       0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.23          0.60       1.24     (1.35)     (1.36)
                            ----          ----       ----     -----      -----
 Total From Investment
            Operations      0.30          0.73       1.36     (1.24)     (1.28)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)        (0.10)     (0.08)    (0.09)        --
                                                                            --
 Distributions from
  Realized Gains......     (0.59)           --         --        --         --
  -----
   Total Dividends and
         Distributions     (0.72)        (0.10)     (0.08)    (0.09)        --
  ----                     -----         -----      -----     -----
Net Asset Value, End
 of Period............     $8.25         $8.67      $8.04     $6.76      $8.09
                           =====         =====      =====     =====      =====
Total Return..........      3.23%/(f)/    9.10%     20.35%   (15.54)%   (13.84)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $474           $10   $114,300        $7         $8
 Ratio of Expenses to
  Average Net Assets..      0.15%/(g)/    0.15%      0.15%     0.15%      0.15%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.73%/(g)/    1.55%      1.54%     1.44%      1.25%/(g)/
 Portfolio Turnover
  Rate................      12.8%/(g)/    67.3%       1.1%     67.9%     117.4%/(g)/

                           2005/(E)/      2004       2003      2002      2001/(H)/
                           ----           ----       ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $8.75         $8.12      $6.83     $8.13     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.08          0.11       0.10      0.07       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.22          0.60       1.25     (1.30)     (2.38)
                            ----          ----       ----     -----      -----
 Total From Investment
            Operations      0.30          0.71       1.35     (1.23)     (2.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)        (0.08)     (0.06)    (0.07)     (0.01)

 Distributions from
  Realized Gains......     (0.59)           --         --        --         --
  -----
   Total Dividends and
         Distributions     (0.72)        (0.08)     (0.06)    (0.07)     (0.01)
                           -----         -----      -----     -----      -----
Net Asset Value, End
 of Period............     $8.33         $8.75      $8.12     $6.83      $8.13
                           =====         =====      =====     =====      =====
Total Return..........      3.17%/(f)/    8.72%     19.97%   (15.31)%   (20.80)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $141,389      $122,210    $83,580   $30,529     $2,386
 Ratio of Expenses to
  Average Net Assets..      0.41%/(g)/    0.41%      0.41%     0.41%      0.41%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.97%/(g)/    1.26%      1.37%     1.22%      0.86%/(g)/
 Portfolio Turnover
  Rate................      12.8%/(g)/    67.3%       1.1%     67.9%     117.4%/(g)/

                           2005/(E)/      2004       2003      2002      2001/(H)/
                           ----           ----       ----      ----      ----
LARGECAP S&P 500 INDEX FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $8.72         $8.08      $6.80     $8.13     $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.08          0.10       0.10      0.07       0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.20          0.61       1.24     (1.34)     (2.39)
                            ----          ----       ----     -----      -----
 Total From Investment
            Operations      0.28          0.71       1.34     (1.27)     (2.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)        (0.07)     (0.06)    (0.06)     (0.01)

 Distributions from
  Realized Gains......     (0.59)           --         --        --         --
  -----
   Total Dividends and
         Distributions     (0.72)        (0.07)     (0.06)    (0.06)     (0.01)
                           -----         -----      -----     -----      -----
Net Asset Value, End
 of Period............     $8.28         $8.72      $8.08     $6.80      $8.13
                           =====         =====      =====     =====      =====
Total Return..........      2.93%/(f)/    8.77%     19.78%   (15.79)%   (20.80)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $16,765       $10,000     $3,245    $1,108     $1,016
 Ratio of Expenses to
  Average Net Assets..      0.53%/(g)/    0.53%      0.53%     0.52%      0.53%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.80%/(g)/    1.13%      1.27%     1.07%      0.89%/(g)/
 Portfolio Turnover
  Rate................      12.8%/(g)/    67.3%       1.1%     67.9%     117.4%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from December 1, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.14 per share from February 27, 2001 through February 28, 2001.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(E)/     2004         2003         2002        2001/(I)/
                           ----          ----         ----         ----        ----
LARGECAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.65        $9.77        $8.23        $9.10       $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.10         0.09         0.08         0.09         0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.53         0.86         1.50        (0.91)       (1.12)
                            ----         ----         ----        -----        -----
 Total From Investment
            Operations      0.63         0.95         1.58        (0.82)       (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)       (0.07)       (0.04)       (0.05)       (0.01)

 Distributions from
  Realized Gains......     (0.38)          --           --           --           --
 ------
   Total Dividends and
         Distributions     (0.51)       (0.07)       (0.04)       (0.05)       (0.01)
                           -----        -----        -----        -----        -----
Net Asset Value, End
 of Period............    $10.77       $10.65        $9.77        $8.23        $9.10
                          ======       ======        =====        =====        =====
Total Return..........      5.91%/(f)/   9.71%       19.26%       (9.09)%     (10.42)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $162         $911         $248       $1,030       $1,138
 Ratio of Expenses to
  Average Net Assets..      1.02%/(g)/   1.02%        1.01%        1.02%        1.02%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --         1.02%/(h)/   1.02%/(h)/   1.02%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.88%/(g)/   0.87%        1.03%        0.98%        0.86%/(g)/
 Portfolio Turnover
  Rate................     155.4%/(g)/  228.4%       179.1%       128.9%       116.0%/(g)/

                           2005/(E)/     2004         2003         2002        2001/(I)/
                           ----          ----         ----         ----        ----
LARGECAP VALUE FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.67        $9.81        $8.22        $9.09       $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.06         0.09         0.07         0.08         0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.57         0.82         1.54        (0.92)       (1.12)
                            ----         ----         ----        -----        -----
 Total From Investment
            Operations      0.63         0.91         1.61        (0.84)       (1.07)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)       (0.05)       (0.02)       (0.03)       (0.01)

 Distributions from
  Realized Gains......     (0.38)          --           --           --           --
 ------
   Total Dividends and
         Distributions     (0.51)       (0.05)       (0.02)       (0.03)       (0.01)
                           -----        -----        -----        -----        -----
Net Asset Value, End
 of Period............    $10.79       $10.67        $9.81        $8.22        $9.09
                          ======       ======        =====        =====        =====
Total Return..........      5.88%/(f)/   9.26%       19.68%       (9.26)%     (10.52)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,933       $1,388       $2,220       $2,033       $2,560
 Ratio of Expenses to
  Average Net Assets..      1.20%/(g)/   1.19%        1.20%        1.20%        1.20%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --         1.20%/(h)/   1.20%/(h)/   1.20%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.16%/(g)/   0.82%        0.84%        0.80%        0.70%/(g)/
 Portfolio Turnover
  Rate................     155.4%/(g)/  228.4%       179.1%       128.9%       116.0%/(g)/

                           2005/(E)/
                           ----
LARGECAP VALUE FUND
-------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.69
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.55
                            ----
 Total From Investment
            Operations      0.61
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)

 Distributions from
  Realized Gains......     (0.38)
   ----
   Total Dividends and
         Distributions     (0.51)
                           -----
Net Asset Value, End
 of Period............    $10.79
                          ======
Total Return..........      5.68%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10
 Ratio of Expenses to
  Average Net Assets..      1.33%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.11%/(g)/
 Portfolio Turnover
  Rate................     155.4%/(g)/

                           2005/(E)/     2004         2003         2002        2001/(J)/
                           ----          ----         ----         ----        ----
LARGECAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $10.61        $9.74        $8.22        $9.09       $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.06         0.06         0.03         0.03         0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.55         0.82         1.50        (0.89)       (1.05)
                            ----         ----         ----        -----        -----
 Total From Investment
            Operations      0.61         0.88         1.53        (0.86)       (1.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.12)       (0.01)       (0.01)       (0.01)          --
 Distributions from
  Realized Gains......     (0.38)          --           --           --           --
 ------
   Total Dividends and
         Distributions     (0.50)       (0.01)       (0.01)       (0.01)          --
 ----                      -----        -----        -----        -----
Net Asset Value, End
 of Period............    $10.72       $10.61        $9.74        $8.22        $9.09
                          ======       ======        =====        =====        =====
Total Return /(c)/ ...      5.81%/(f)/   9.07%       18.60%       (9.44)%     (10.09)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $22,195      $18,334      $10,876       $3,683       $1,083
 Ratio of Expenses to
  Average Net Assets..      1.29%/(g)/   1.35%        1.62%        1.40%        1.35%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...        --         1.36%/(h)/   1.91%/(h)/   1.40%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.12%/(g)/   0.62%        0.38%        0.59%        0.60%/(g)/
 Portfolio Turnover
  Rate................     155.4%/(g)/  228.4%       179.1%       128.9%       116.0%/(g)/

                           2005/(E)/     2004         2003         2002        2001/(J)/
                           ----          ----         ----         ----        ----
LARGECAP VALUE FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.67        $9.82        $8.27        $9.14       $10.12
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.11         0.16         0.14         0.13         0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.56         0.81         1.50        (0.90)       (1.00)
                            ----         ----         ----        -----        -----
 Total From Investment
            Operations      0.67         0.97         1.64        (0.77)       (0.98)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)       (0.12)       (0.09)       (0.10)          --

 Distributions from
  Realized Gains......     (0.38)          --           --           --           --
 ------
   Total Dividends and
         Distributions     (0.51)       (0.12)       (0.09)       (0.10)          --
 ----                      -----        -----        -----        -----
Net Asset Value, End
 of Period............    $10.83       $10.67        $9.82        $8.27        $9.14
                          ======       ======        =====        =====        =====
Total Return..........      6.34%/(f)/   9.97%       19.97%       (8.54)%      (9.68)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $138,673      $97,881      $59,663      $27,086       $1,946
 Ratio of Expenses to
  Average Net Assets..      0.45%/(g)/   0.44%        0.45%        0.45%        0.45%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --         0.45%/(h)/   0.45%/(h)/   0.45%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.94%/(g)/   1.51%        1.59%        1.58%        1.53%/(g)/
 Portfolio Turnover
  Rate................     155.4%/(g)/  228.4%       179.1%       128.9%       116.0%/(g)/

                           2005/(E)/     2004         2003         2002        2001/(I)/
                           ----          ----         ----         ----        ----
LARGECAP VALUE FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.69        $9.83        $8.26        $9.13       $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.09         0.13         0.12         0.02         0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.57         0.83         1.52        (0.81)       (1.17)
 ------
 Total From Investment
            Operations      0.66         0.96         1.64        (0.79)       (1.03)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)       (0.10)       (0.07)       (0.08)       (0.01)

 Distributions from
  Realized Gains......     (0.38)          --           --           --           --
 ------
   Total Dividends and
         Distributions     (0.51)       (0.10)       (0.07)       (0.08)       (0.01)
                           -----        -----        -----        -----        -----
Net Asset Value, End
 of Period............    $10.84       $10.69        $9.83        $8.26        $9.13
                          ======       ======        =====        =====        =====
Total Return..........      6.21%/(f)/   9.78%       19.93%       (8.79)%     (10.12)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,046       $3,716       $3,282       $3,770       $1,141
 Ratio of Expenses to
  Average Net Assets..      0.71%/(g)/   0.70%        0.71%        0.71%        0.71%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --         0.71%/(h)/   0.71%/(h)/   0.71%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.71%/(g)/   1.27%        1.35%        1.25%        0.90%/(g)/
 Portfolio Turnover
  Rate................     155.4%/(g)/  228.4%       179.1%       128.9%       116.0%/(g)/
                           2005/(E)/     2004         2003         2002        2001/(I)/
                           ----          ----         ----         ----        ----
LARGECAP VALUE FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.64        $9.79        $8.25        $9.12       $10.17
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.09         0.12         0.10         0.11         0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.56         0.81         1.50        (0.91)       (1.11)
                            ----         ----         ----        -----        -----
 Total From Investment
            Operations      0.65         0.93         1.60        (0.80)       (1.04)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)       (0.08)       (0.06)       (0.07)       (0.01)

 Distributions from
  Realized Gains......     (0.38)          --           --           --           --
 ------
   Total Dividends and
         Distributions     (0.51)       (0.08)       (0.06)       (0.07)       (0.01)
                           -----        -----        -----        -----        -----
Net Asset Value, End
 of Period............    $10.78       $10.64        $9.79        $8.25        $9.12
                          ======       ======        =====        =====        =====
Total Return..........      6.13%/(f)/   9.58%       19.44%       (8.90)%     (10.22)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $16          $15          $10       $1,031       $1,140
 Ratio of Expenses to
  Average Net Assets..      0.83%/(g)/   0.83%        0.82%        0.82%        0.83%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --         0.83%/(h)/   0.83%/(h)/   0.82%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.59%/(g)/   1.14%        1.24%        1.17%        1.05%/(g)/
 Portfolio Turnover
  Rate................     155.4%/(g)/  228.4%       179.1%       128.9%       116.0%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Expense ratio without commission rebates.
/(i) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.16 per share from December 1, 2000 through December 5, 2000.
/(j) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares recognized $.00 and $.01 of net investment income per share, respectively, and incurred an unrealized loss of $.16 and $.18 per share, respectively, from February 27, 2001 through February 28, 2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2005/(E)/     2004         2003         2002       2001/(J)/
                          ----          ----         ----         ----       ----
MIDCAP BLEND FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $12.90       $11.32        $9.04        $9.32      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08           --           --         0.02        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.46         1.68         2.32        (0.28)      (0.90)
                           ----         ----         ----        -----       -----
 Total From Investment
            Operations     0.54         1.68         2.32        (0.26)      (0.87)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)       (0.05)       (0.02)       (0.02)      (0.02)
 Distributions from
  Realized Gains......    (0.87)       (0.05)          --           --          --
 Tax Return of Capital
  Distribution........       --           --        (0.02)          --          --
 -----                                              -----
   Total Dividends and
         Distributions    (0.90)       (0.10)       (0.04)       (0.02)      (0.02)
                          -----        -----        -----        -----       -----
Net Asset Value, End
 of Period............   $12.54       $12.90       $11.32        $9.04       $9.32
                         ======       ======       ======        =====       =====
Total Return..........     4.00%/(f)/  14.83%       25.73%       (2.78)%     (7.84)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,398       $3,084       $3,744       $2,131      $1,164
 Ratio of Expenses to
  Average Net Assets..     1.22%/(g)/   1.22%        1.22%        1.22%       1.22%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.22%/(h)/   1.22%/(h)/   1.22%/(h)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.17%/(g)/   0.28%        0.22%        0.34%       0.26%/(g)/
 Portfolio Turnover
  Rate................     41.2%/(g)/   60.8%        35.3%/(i)/   62.0%       55.6%/(g)/

                          2005/(E)/     2004         2003         2002       2001/(J)/
                          ----          ----         ----         ----       ----
MIDCAP BLEND FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $12.85       $11.30        $9.02        $9.30      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07           --           --         0.01        0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.46         1.63         2.30        (0.28)      (0.91)
                           ----         ----         ----        -----       -----
 Total From Investment
            Operations     0.53         1.63         2.30        (0.27)      (0.89)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)       (0.03)       (0.01)       (0.01)      (0.02)
 Distributions from
  Realized Gains......    (0.87)       (0.05)          --           --          --
 Tax Return of Capital
  Distribution........       --           --        (0.01)          --          --
 -----                                              -----
   Total Dividends and
         Distributions    (0.90)       (0.08)       (0.02)       (0.01)      (0.02)
                          -----        -----        -----        -----       -----
Net Asset Value, End
 of Period............   $12.48       $12.85       $11.30        $9.02       $9.30
                         ======       ======       ======        =====       =====
Total Return..........     3.93%/(f)/  14.39%       25.57%       (2.95)%     (8.04)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,211         $934       $2,221       $1,138      $1,168
 Ratio of Expenses to
  Average Net Assets..     1.40%/(g)/   1.40%        1.40%        1.40%       1.40%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.40%/(h)/   1.40%/(h)/   1.40%/(h)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.04%/(g)/   0.28%        0.03%        0.11%       0.08%/(g)/
 Portfolio Turnover
  Rate................     41.2%/(g)/   60.8%        35.3%/(i)/   62.0%       55.6%/(g)/

                          2005/(E)/
                          ----
MIDCAP BLEND FUND
-----------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $12.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.42
                           ----
 Total From Investment
            Operations     0.53
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)
 Distributions from
  Realized Gains......    (0.87)
                          -----
   Total Dividends and
         Distributions    (0.89)
                          -----
Net Asset Value, End
 of Period............   $12.52
                         ======
Total Return..........     3.98%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $111
 Ratio of Expenses to
  Average Net Assets..     1.53%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.67%/(g)/
 Portfolio Turnover
  Rate................     41.2%/(g)/

                          2005/(E)/     2004         2003         2002       2001/(K)/
                          ----          ----         ----         ----       ----
MIDCAP BLEND FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $12.75       $11.20        $8.95        $9.23       $9.95
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06           --           --           --       (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.45         1.61         2.25        (0.28)      (0.71)
                           ----         ----         ----        -----       -----
 Total From Investment
            Operations     0.51         1.61         2.25        (0.28)      (0.72)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)       (0.01)          --           --          --
 Distributions from
  Realized Gains......    (0.87)       (0.05)          --           --          --
 -----                    -----        -----
   Total Dividends and
         Distributions    (0.89)       (0.06)          --           --          --
 -----                    -----        -----
Net Asset Value, End
 of Period............   $12.37       $12.75       $11.20        $8.95       $9.23
                         ======       ======       ======        =====       =====
Total Return /(c)/ ...     3.87%/(f)/  14.32%       25.20%       (3.03)%     (7.42)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $94,684      $75,490      $41,132      $13,260      $2,568
 Ratio of Expenses to
  Average Net Assets..     1.42%/(g)/   1.49%        1.68%        1.60%       1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...       --         1.49%/(h)/   1.78%/(h)/   1.60%/(h)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.96%/(g)/   0.27%       (0.27)%         --       (0.19)%/(g)/
 Portfolio Turnover
  Rate................     41.2%/(g)/   60.8%        35.3%/(i)/   62.0%       55.6%/(g)/

                          2005/(E)/     2004         2003         2002       2001/(K)/
                          ----          ----         ----         ----       ----
MIDCAP BLEND FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $12.90       $11.28        $9.01        $9.29       $9.95
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.11         0.02         0.01         0.08        0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.46         1.76         2.35        (0.28)      (0.71)
                           ----         ----         ----        -----       -----
 Total From Investment
            Operations     0.57         1.78         2.36        (0.20)      (0.66)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)       (0.11)       (0.04)       (0.08)         --
 Distributions from
  Realized Gains......    (0.87)       (0.05)          --           --          --
 Tax Return of Capital
  Distribution........       --           --        (0.05)          --          --
 -----                                              -----
   Total Dividends and
         Distributions    (0.90)       (0.16)       (0.09)       (0.08)         --
 ----                     -----        -----        -----        -----
Net Asset Value, End
 of Period............   $12.57       $12.90       $11.28        $9.01       $9.29
                         ======       ======       ======        =====       =====
Total Return..........     4.30%/(f)/  15.89%       26.42%       (2.23)%     (6.82)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11          $11         $697           $9          $9
 Ratio of Expenses to
  Average Net Assets..     0.65%/(g)/   0.64%        0.65%        0.65%       0.65%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         0.65%/(h)/   0.65%/(h)/   0.65%/(h)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.67%/(g)/   1.71%        0.69%        0.86%       0.82%/(g)/
 Portfolio Turnover
  Rate................     41.2%/(g)/   60.8%        35.3%/(i)/   62.0%       55.6%/(g)/

                          2005/(E)/     2004         2003         2002       2001/(J)/
                          ----          ----         ----         ----       ----
MIDCAP BLEND FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $12.92       $11.36        $9.07        $9.35      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.10         0.01           --         0.05        0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.45         1.68         2.36        (0.28)      (0.90)
                           ----         ----         ----        -----       -----
 Total From Investment
            Operations     0.55         1.69         2.36        (0.23)      (0.84)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)       (0.08)       (0.03)       (0.05)      (0.02)
 Distributions from
  Realized Gains......    (0.87)       (0.05)          --           --          --
 Tax Return of Capital
  Distribution........       --           --        (0.04)          --          --
 -----                                              -----
   Total Dividends and
         Distributions    (0.90)       (0.13)       (0.07)       (0.05)      (0.02)
                          -----        -----        -----        -----       -----
Net Asset Value, End
 of Period............   $12.57       $12.92       $11.36        $9.07       $9.35
                         ======       ======       ======        =====       =====
Total Return..........     4.11%/(f)/  14.95%       26.14%       (2.47)%     (7.55)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $14,748       $5,514       $5,764       $1,374      $1,168
 Ratio of Expenses to
  Average Net Assets..     0.91%/(g)/   0.91%        0.91%        0.91%       0.91%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         0.91%/(h)/   0.91%/(h)/   0.91%/(h)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.52%/(g)/   0.85%        0.50%        0.61%       0.56%/(g)/
 Portfolio Turnover
  Rate................     41.2%/(g)/   60.8%        35.3%/(i)/   62.0%       55.6%/(g)/
                          2005/(E)/     2004         2003         2002       2001/(J)/
                          ----          ----         ----         ----       ----
MIDCAP BLEND FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $13.04       $11.34        $9.05        $9.33      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.10         0.01           --         0.05        0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.45         1.81         2.34        (0.29)      (0.90)
                           ----         ----         ----        -----       -----
 Total From Investment
            Operations     0.55         1.82         2.34        (0.24)      (0.86)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)       (0.07)       (0.02)       (0.04)      (0.02)
 Distributions from
  Realized Gains......    (0.87)       (0.05)          --           --          --
 Tax Return of Capital
  Distribution........       --           --        (0.03)          --          --
 -----                                              -----
   Total Dividends and
         Distributions    (0.90)       (0.12)       (0.05)       (0.04)      (0.02)
                          -----        -----        -----        -----       -----
Net Asset Value, End
 of Period............   $12.69       $13.04       $11.34        $9.05       $9.33
                         ======       ======       ======        =====       =====
Total Return..........     4.05%/(f)/  16.07%       26.05%       (2.59)%     (7.75)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,115       $1,176       $2,096       $1,131      $1,166
 Ratio of Expenses to
  Average Net Assets..     1.03%/(g)/   1.03%        1.03%        1.02%       1.03%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.03%/(h)/   1.03%/(h)/   1.02%/(h)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.56%/(g)/   1.13%        0.41%        0.49%       0.45%/(g)/
 Portfolio Turnover
  Rate................     41.2%/(g)/   60.8%        35.3%/(i)/   62.0%       55.6%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Expense ratio without commission rebates.
/(i) /Portfolio turnover rate excludes approximately $6,912,000 of securities from the acquisition of Partners MidCap Blend Fund and $2,567,000 from portfolio realignment.
/(j) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.02 of net investment income per share and incurred an unrealized gain of $.19 per share from December 1, 2000 through December 5, 2000.
/(k) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.08 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2005/(E)/      2004         2003        2002        2001/(I)/
                          ----           ----         ----        ----        ----
MIDCAP GROWTH FUND
------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $5.52         $5.38        $4.15       $5.98       $10.01
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.04)       (0.04)      (0.06)       (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.09          0.18         1.27       (1.77)       (3.99)
                           ----          ----         ----       -----        -----
 Total From Investment
            Operations     0.07          0.14         1.23       (1.83)       (4.03)
                           ----          ----         ----       -----        -----
Net Asset Value, End
 of Period............    $5.59         $5.52        $5.38       $4.15        $5.98
                          =====         =====        =====       =====        =====
Total Return..........     1.27%/(f)/    2.60%       29.64%     (30.60)%     (39.03)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $125           $46          $21        $431         $749
 Ratio of Expenses to
  Average Net Assets..     1.22%/(g)/    1.22%        1.16%       1.22%        1.22%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.22%/(h)/   1.22%/(h)/  1.22%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.86)%/(g)/  (0.74)%      (0.71)%     (0.85)%      (0.82)%/(g)/
 Portfolio Turnover
  Rate................    296.2%/(g)/   324.2%       290.7%      276.9%       299.0%/(g)/

                          2005/(E)/      2004         2003        2002        2001/(I)/
                          ----           ----         ----        ----        ----
MIDCAP GROWTH FUND
------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $5.48         $5.35        $4.14       $5.97       $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)        (0.05)       (0.05)      (0.07)       (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.10          0.18         1.26       (1.76)       (3.99)
                           ----          ----         ----       -----        -----
 Total From Investment
            Operations     0.07          0.13         1.21       (1.83)       (4.05)
                           ----          ----         ----       -----        -----
Net Asset Value, End
 of Period............    $5.55         $5.48        $5.35       $4.14        $5.97
                          =====         =====        =====       =====        =====
Total Return..........     1.28%/(f)/    2.43%       29.23%     (30.65)%     (39.20)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $697          $689         $592        $450         $760
 Ratio of Expenses to
  Average Net Assets..     1.40%/(g)/    1.40%        1.40%       1.40%        1.40%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.40%/(h)/   1.40%/(h)/  1.40%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.00)%/(g)/  (0.88)%      (0.95)%     (1.03)%      (1.01)%/(g)/
 Portfolio Turnover
  Rate................    296.2%/(g)/   324.2%       290.7%      276.9%       299.0%/(g)/

                          2005/(E)/
                          ----
MIDCAP GROWTH FUND
------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $5.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.10
                           ----
 Total From Investment
            Operations     0.07
                           ----
Net Asset Value, End
 of Period............    $5.44
                          =====
Total Return..........     1.30%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.53%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.10)%/(g)/
 Portfolio Turnover
  Rate................    296.2%/(g)/

                          2005/(E)/      2004         2003        2002        2001/(J)/
                          ----           ----         ----        ----        ----
MIDCAP GROWTH FUND
------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $5.17         $5.06        $3.94       $5.69        $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)        (0.06)       (0.06)      (0.06)       (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.09          0.17         1.18       (1.69)       (2.11)
                           ----          ----         ----       -----        -----
 Total From Investment
            Operations     0.06          0.11         1.12       (1.75)       (2.13)
                           ----          ----         ----       -----        -----
Net Asset Value, End
 of Period............    $5.23         $5.17        $5.06       $3.94        $5.69
                          =====         =====        =====       =====        =====
Total Return /(c)/ ...     1.16%/(f)/    2.17%       28.43%     (30.76)%     (27.52)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,325       $14,824      $10,116      $4,128       $1,395
 Ratio of Expenses to
  Average Net Assets..     1.59%/(g)/    1.65%        1.83%       1.64%        1.61%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...       --          1.65%/(h)/   2.23%/(h)/  1.65%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.19)%/(g)/  (1.13)%      (1.38)%     (1.27)%      (1.27)%/(g)/
 Portfolio Turnover
  Rate................    296.2%/(g)/   324.2%       290.7%      276.9%       299.0%/(g)/

                          2005/(E)/      2004         2003        2002        2001/(J)/
                          ----           ----         ----        ----        ----
MIDCAP GROWTH FUND
------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $5.37         $5.21        $4.00       $5.72        $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --         (0.01)       (0.02)      (0.01)       (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.09          0.17         1.23       (1.71)       (2.09)
                           ----          ----         ----       -----        -----
 Total From Investment
            Operations     0.09          0.16         1.21       (1.72)       (2.10)
                           ----          ----         ----       -----        -----
Net Asset Value, End
 of Period............    $5.46         $5.37        $5.21       $4.00        $5.72
                          =====         =====        =====       =====        =====
Total Return..........     1.68%/(f)/    3.07%       30.25%     (30.07)%     (27.13)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10        $5,937       $5,861          $5           $7
 Ratio of Expenses to
  Average Net Assets..     0.65%/(g)/    0.65%        0.65%       0.65%        0.65%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          0.65%/(h)/   0.65%/(h)/  0.65%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.18)%/(g)/  (0.13)%      (0.39)%     (0.28)%      (0.27)%/(g)/
 Portfolio Turnover
  Rate................    296.2%/(g)/   324.2%       290.7%      276.9%       299.0%/(g)/

                          2005/(E)/      2004         2003        2002        2001/(I)/
                          ----           ----         ----        ----        ----
MIDCAP GROWTH FUND
------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $5.59         $5.43        $4.18       $5.99       $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)        (0.02)       (0.02)      (0.04)       (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.09          0.18         1.27       (1.77)       (3.95)
                           ----          ----         ----       -----        -----
 Total From Investment
            Operations     0.08          0.16         1.25       (1.81)       (4.03)
                           ----          ----         ----       -----        -----
Net Asset Value, End
 of Period............    $5.67         $5.59        $5.43       $4.18        $5.99
                          =====         =====        =====       =====        =====
Total Return..........     1.43%/(f)/    2.95%       29.90%     (30.22)%     (38.99)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $75           $80          $19        $438         $749
 Ratio of Expenses to
  Average Net Assets..     0.91%/(g)/    0.91%        0.91%       0.91%        0.91%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          0.91%/(h)/   0.91%/(h)/  0.91%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.51)%/(g)/  (0.42)%      (0.44)%     (0.54)%      (0.65)%/(g)/
 Portfolio Turnover
  Rate................    296.2%/(g)/   324.2%       290.7%      276.9%       299.0%/(g)/

                          2005/(E)/      2004         2003        2002        2001/(I)/
                          ----           ----         ----        ----        ----
MIDCAP GROWTH FUND
------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $5.56         $5.41        $4.17       $5.99       $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.03)       (0.03)      (0.04)       (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.10          0.18         1.27       (1.78)       (3.99)
                           ----          ----         ----       -----        -----
 Total From Investment
            Operations     0.08          0.15         1.24       (1.82)       (4.03)
                           ----          ----         ----       -----        -----
Net Asset Value, End
 of Period............    $5.64         $5.56        $5.41       $4.17        $5.99
                          =====         =====        =====       =====        =====
Total Return..........     1.44%/(f)/    2.77%       29.74%     (30.38)%     (38.99)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $90           $24          $43        $432         $750
 Ratio of Expenses to
  Average Net Assets..     1.03%/(g)/    1.02%        1.01%       1.02%        1.03%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.03%/(h)/   1.03%/(h)/  1.02%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.67)%/(g)/  (0.50)%      (0.54)%     (0.65)%      (0.65)%/(g)/
 Portfolio Turnover
  Rate................    296.2%/(g)/   324.2%       290.7%      276.9%       299.0%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Expense ratio without commission rebates.
/(i) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. The Preferred class recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $.01, $.02, $.01 and $.02 per share, respectively, during the initial interim period.
/(j) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.20 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2005/(E)/     2004      2003      2002     2001/(H)/
                          ----          ----      ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $12.04       $11.08     $8.57     $9.22    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06         0.05      0.04      0.03      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.59         1.06      2.49     (0.58)    (1.12)
                           ----         ----      ----     -----     -----
 Total From Investment
            Operations     0.65         1.11      2.53     (0.55)    (1.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.03)    (0.02)    (0.03)    (0.02)
 Distributions from
  Realized Gains......    (0.33)       (0.12)       --     (0.07)       --
 -----                    -----        -----               -----
   Total Dividends and
         Distributions    (0.38)       (0.15)    (0.02)    (0.10)    (0.02)
                          -----        -----     -----     -----     -----
Net Asset Value, End
 of Period............   $12.31       $12.04    $11.08     $8.57     $9.22
                         ======       ======    ======     =====     =====
Total Return..........     5.27%/(f)/  10.09%    29.63%    (6.08)%   (9.73)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,506       $6,197    $2,145    $1,394    $1,155
 Ratio of Expenses to
  Average Net Assets..     0.72%/(g)/   0.72%     0.72%     0.72%     0.72%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.83%/(g)/   0.41%     0.47%     0.38%     0.33%/(g)/
 Portfolio Turnover
  Rate................     47.1%/(g)/   55.9%     41.4%     48.5%     63.4%/(g)/

                          2005/(E)/     2004      2003      2002     2001/(H)/
                          ----          ----      ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $12.02       $11.07     $8.57     $9.22    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04         0.03      0.03      0.02      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.59         1.05      2.48     (0.58)    (1.11)
                           ----         ----      ----     -----     -----
 Total From Investment
            Operations     0.63         1.08      2.51     (0.56)    (1.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)       (0.01)    (0.01)    (0.02)    (0.02)
 Distributions from
  Realized Gains......    (0.33)       (0.12)       --     (0.07)       --
 -----                    -----        -----               -----
   Total Dividends and
         Distributions    (0.37)       (0.13)    (0.01)    (0.09)    (0.02)
                          -----        -----     -----     -----     -----
Net Asset Value, End
 of Period............   $12.28       $12.02    $11.07     $8.57     $9.22
                         ======       ======    ======     =====     =====
Total Return..........     5.18%/(f)/   9.82%    29.30%    (6.25)%   (9.73)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,298       $9,549    $3,069    $1,348    $1,154
 Ratio of Expenses to
  Average Net Assets..     0.90%/(g)/   0.90%     0.90%     0.90%     0.90%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.60%/(g)/   0.23%     0.28%     0.20%     0.15%/(g)/
 Portfolio Turnover
  Rate................     47.1%/(g)/   55.9%     41.4%     48.5%     63.4%/(g)/

                          2005/(E)/
                          ----
MIDCAP S&P 400 INDEX FUND
-------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $11.90
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.58
                           ----
 Total From Investment
            Operations     0.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)
 Distributions from
  Realized Gains......    (0.33)
                          -----
   Total Dividends and
         Distributions    (0.37)
                          -----
Net Asset Value, End
 of Period............   $12.15
                         ======
Total Return..........     5.14%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $19
 Ratio of Expenses to
  Average Net Assets..     1.03%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.58%/(g)/
 Portfolio Turnover
  Rate................     47.1%/(g)/

                          2005/(E)/     2004      2003      2002     2001/(I)/
                          ----          ----      ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.77       $10.84     $8.42     $9.07     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03         0.01     (0.01)       --        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.58         1.04      2.43     (0.58)    (0.91)
                           ----         ----      ----     -----     -----
 Total From Investment
            Operations     0.61         1.05      2.42     (0.58)    (0.91)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)          --        --        --        --
 Distributions from
  Realized Gains......    (0.33)       (0.12)       --     (0.07)       --
 -----                    -----        -----               -----
   Total Dividends and
         Distributions    (0.37)       (0.12)       --     (0.07)       --
 -----                    -----        -----               -----
Net Asset Value, End
 of Period............   $12.01       $11.77    $10.84     $8.42     $9.07
                         ======       ======    ======     =====     =====
Total Return /(c)/ ...     5.11%/(f)/   9.72%    28.74%    (6.52)%   (8.84)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $22,833      $19,932   $13,620    $6,373    $2,125
 Ratio of Expenses to
  Average Net Assets..     0.98%/(g)/   1.04%     1.28%     1.10%     1.07%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...       --         1.04%     1.48%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.53%/(g)/   0.11%    (0.10)%      --        --
 Portfolio Turnover
  Rate................     47.1%/(g)/   55.9%     41.4%     48.5%     63.4%/(g)/

                          2005/(E)/     2004      2003      2002     2001/(I)/
                          ----          ----      ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $11.90       $10.95     $8.48     $9.13     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08         0.12      0.09      0.09      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.59         1.05      2.45     (0.58)    (0.91)
                           ----         ----      ----     -----     -----
 Total From Investment
            Operations     0.67         1.17      2.54     (0.49)    (0.85)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.10)    (0.07)    (0.09)       --
 Distributions from
  Realized Gains......    (0.33)       (0.12)       --     (0.07)       --
 -----                    -----        -----               -----
   Total Dividends and
         Distributions    (0.38)       (0.22)    (0.07)    (0.16)       --
 ----                     -----        -----     -----     -----
Net Asset Value, End
 of Period............   $12.19       $11.90    $10.95     $8.48     $9.13
                         ======       ======    ======     =====     =====
Total Return..........     5.56%/(f)/  10.74%    30.23%    (5.61)%   (8.24)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $197          $12       $11        $8        $9
 Ratio of Expenses to
  Average Net Assets..     0.15%/(g)/   0.15%     0.15%     0.15%     0.15%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.43%/(g)/   1.01%     1.03%     0.95%     0.90%/(g)/
 Portfolio Turnover
  Rate................     47.1%/(g)/   55.9%     41.4%     48.5%     63.4%/(g)/

                          2005/(E)/     2004      2003      2002     2001/(H)/
                          ----          ----      ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $12.07       $11.11     $8.60     $9.25    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07         0.09      0.07      0.04      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.60         1.06      2.49     (0.55)    (1.14)
                           ----         ----      ----     -----     -----
 Total From Investment
            Operations     0.67         1.15      2.56     (0.51)    (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.07)    (0.05)    (0.07)    (0.02)
 Distributions from
  Realized Gains......    (0.33)       (0.12)       --     (0.07)       --
 -----                    -----        -----               -----
   Total Dividends and
         Distributions    (0.38)       (0.19)    (0.05)    (0.14)    (0.02)
                          -----        -----     -----     -----     -----
Net Asset Value, End
 of Period............   $12.36       $12.07    $11.11     $8.60     $9.25
                         ======       ======    ======     =====     =====
Total Return..........     5.46%/(f)/  10.39%    29.93%    (5.78)%   (9.44)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $25,765      $21,076   $15,280    $7,173    $1,164
 Ratio of Expenses to
  Average Net Assets..     0.41%/(g)/   0.41%     0.41%     0.41%     0.41%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.10%/(g)/   0.74%     0.77%     0.69%     0.64%/(g)/
 Portfolio Turnover
  Rate................     47.1%/(g)/   55.9%     41.4%     48.5%     63.4%/(g)/

                          2005/(E)/     2004      2003      2002     2001/(H)/
                          ----          ----      ----      ----     ----
MIDCAP S&P 400 INDEX FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $12.05       $11.09     $8.59     $9.25    $10.33
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07         0.07      0.06      0.06      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.59         1.06      2.48     (0.59)    (1.10)
                           ----         ----      ----     -----     -----
 Total From Investment
            Operations     0.66         1.13      2.54     (0.53)    (1.06)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)       (0.05)    (0.04)    (0.06)    (0.02)
 Distributions from
  Realized Gains......    (0.33)       (0.12)       --     (0.07)       --
 -----                    -----        -----               -----
   Total Dividends and
         Distributions    (0.38)       (0.17)    (0.04)    (0.13)    (0.02)
                          -----        -----     -----     -----     -----
Net Asset Value, End
 of Period............   $12.33       $12.05    $11.09     $8.59     $9.25
                         ======       ======    ======     =====     =====
Total Return..........     5.37%/(f)/  10.29%    29.70%    (5.99)%   (9.44)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,863       $2,565    $1,607    $1,087    $1,157
 Ratio of Expenses to
  Average Net Assets..     0.53%/(g)/   0.53%     0.53%     0.52%     0.53%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.04%/(g)/   0.61%     0.67%     0.58%     0.52%/(g)/
 Portfolio Turnover
  Rate................     47.1%/(g)/   55.9%     41.4%     48.5%     63.4%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.32 per share from December 1, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(E)/        2004         2003         2002       2001/(J)/
                          ----             ----         ----         ----       ----
MIDCAP VALUE FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $12.92          $11.77        $9.73        $9.96      $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03            0.05         0.06         0.06        0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.16            1.16         2.03         0.03       (0.24)
                           ----            ----         ----         ----       -----
 Total From Investment
            Operations     1.19            1.21         2.09         0.09       (0.20)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)          (0.06)       (0.05)       (0.05)      (0.02)
 Distributions from
  Realized Gains......    (0.82)             --           --        (0.27)         --
 -----                    -----                                     -----
   Total Dividends and
         Distributions    (0.85)          (0.06)       (0.05)       (0.32)      (0.02)
                          -----           -----        -----        -----       -----
Net Asset Value, End
 of Period............   $13.26          $12.92       $11.77        $9.73       $9.96
                         ======          ======       ======        =====       =====
Total Return..........     9.33%/(f)/     10.35%       21.64%        0.61%      (1.62)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,044          $1,587       $1,024       $1,223      $1,246
 Ratio of Expenses to
  Average Net Assets..     1.22%/(g)/      1.16%        1.20%        1.21%       1.22%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --            1.23%/(h)/   1.22%/(h)/   1.22%/(h)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.49%/(g)/      0.43%        0.58%        0.50%       0.47%/(g)/
 Portfolio Turnover
  Rate................    155.8%/(g)/     225.4%       186.5%       172.2%      122.3%/(g)/

                          2005/(E)/        2004         2003         2002       2001/(J)/
                          ----             ----         ----         ----       ----
MIDCAP VALUE FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $12.96          $11.80        $9.72        $9.95      $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02            0.03         0.05         0.05        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.15            1.17         2.07         0.02       (0.24)
                           ----            ----         ----         ----       -----
 Total From Investment
            Operations     1.17            1.20         2.12         0.07       (0.21)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)          (0.04)       (0.04)       (0.03)      (0.02)
 Distributions from
  Realized Gains......    (0.82)             --           --        (0.27)         --
 -----                    -----                                     -----
   Total Dividends and
         Distributions    (0.84)          (0.04)       (0.04)       (0.30)      (0.02)
                          -----           -----        -----        -----       -----
Net Asset Value, End
 of Period............   $13.29          $12.96       $11.80        $9.72       $9.95
                         ======          ======       ======        =====       =====
Total Return..........     9.20%/(f)/     10.20%       21.86%        0.44%      (1.72)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $297            $155          $89         $704      $1,245
 Ratio of Expenses to
  Average Net Assets..     1.40%/(g)/      1.34%        1.36%        1.39%       1.40%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --            1.41%/(h)/   1.40%/(h)/   1.40%/(h)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.26%/(g)/      0.24%        0.45%        0.32%       0.29%/(g)/
 Portfolio Turnover
  Rate................    155.8%/(g)/     225.4%       186.5%       172.2%      122.3%/(g)/

                          2005/(E)/
                          ----
MIDCAP VALUE FUND
-----------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $12.96
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.12
                           ----
 Total From Investment
            Operations     1.13
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)
 Distributions from
  Realized Gains......    (0.82)
                          -----
   Total Dividends and
         Distributions    (0.84)
                          -----
Net Asset Value, End
 of Period............   $13.25
                         ======
Total Return..........     8.88%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.55%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.20%/(g)/
 Portfolio Turnover
  Rate................    155.8%/(g)/

                          2005/(E)/        2004         2003         2002       2001/(K)/
                          ----             ----         ----         ----       ----
MIDCAP VALUE FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $12.85          $11.68        $9.68        $9.91      $10.49
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02            0.02         0.01         0.01          --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.14            1.16         2.01         0.04       (0.58)
                           ----            ----         ----         ----       -----
 Total From Investment
            Operations     1.16            1.18         2.02         0.05       (0.58)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)          (0.01)       (0.02)       (0.01)         --
 Distributions from
  Realized Gains......    (0.82)             --           --        (0.27)         --
 -----                    -----                                     -----
   Total Dividends and
         Distributions    (0.84)          (0.01)       (0.02)       (0.28)         --
 ----                     -----           -----        -----        -----
Net Asset Value, End
 of Period............   $13.17          $12.85       $11.68        $9.68       $9.91
                         ======          ======       ======        =====       =====
Total Return /(c)/ ...     9.20%/(f)/     10.15%       20.88%        0.24%      (5.17)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $92,392         $77,354      $47,750      $20,879      $3,090
 Ratio of Expenses to
  Average Net Assets..     1.42%/(g)/      1.47%        1.70%        1.58%       1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...       --            1.48%/(h)/   1.77%/(h)/   1.60%/(h)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.30%/(g)/      0.12%        0.06%        0.13%       0.04%/(g)/
 Portfolio Turnover
  Rate................    155.8%/(g)/     225.4%       186.5%       172.2%      122.3%/(g)/

                          2005/(E)/        2004         2003         2002       2001/(K)/
                          ----             ----         ----         ----       ----
MIDCAP VALUE FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $12.92          $11.77        $9.73        $9.96      $10.49
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08            0.13         0.08         0.11        0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.45            1.15         2.07         0.04       (0.60)
                           ----            ----         ----         ----       -----
 Total From Investment
            Operations     1.53            1.28         2.15         0.15       (0.53)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)          (0.13)       (0.11)       (0.11)         --
 Distributions from
  Realized Gains......    (0.82)             --           --        (0.27)         --
 -----                    -----                                     -----
   Total Dividends and
         Distributions    (0.85)          (0.13)       (0.11)       (0.38)         --
 ----                     -----           -----        -----        -----
Net Asset Value, End
 of Period............   $13.60          $12.92       $11.77        $9.73       $9.96
                         ======          ======       ======        =====       =====
Total Return..........    12.18%/(f)(i)/  10.98%       22.33%        1.19%      (4.69)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10            $806          $92           $9          $9
 Ratio of Expenses to
  Average Net Assets..     0.65%/(g)/      0.59%        0.65%        0.64%       0.65%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --            0.67%/(h)/   0.65%/(h)/   0.65%/(h)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.23%/(g)/      1.03%        0.86%        1.08%       0.99%/(g)/
 Portfolio Turnover
  Rate................    155.8%/(g)/     225.4%       186.5%       172.2%      122.3%/(g)/

                          2005/(E)/        2004         2003         2002       2001/(J)/
                          ----             ----         ----         ----       ----
MIDCAP VALUE FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $12.89          $11.74        $9.77       $10.00      $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05            0.09         0.11         0.16        0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.15            1.16         1.94        (0.04)      (0.27)
                           ----            ----         ----        -----       -----
 Total From Investment
            Operations     1.20            1.25         2.05         0.12       (0.16)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)          (0.10)       (0.08)       (0.08)      (0.02)
 Distributions from
  Realized Gains......    (0.82)             --           --        (0.27)         --
 -----                    -----                                     -----
   Total Dividends and
         Distributions    (0.85)          (0.10)       (0.08)       (0.35)      (0.02)
                          -----           -----        -----        -----       -----
Net Asset Value, End
 of Period............   $13.24          $12.89       $11.74        $9.77      $10.00
                         ======          ======       ======        =====      ======
Total Return..........     9.46%/(f)/     10.72%       21.21%        0.92%      (1.23)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $247            $206          $95         $709      $1,250
 Ratio of Expenses to
  Average Net Assets..     0.91%/(g)/      0.86%        0.88%        0.90%       0.91%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --            0.92%/(h)/   0.91%/(h)/   0.91%/(h)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.81%/(g)/      0.72%        0.94%        0.81%       0.82%/(g)/
 Portfolio Turnover
  Rate................    155.8%/(g)/     225.4%       186.5%       172.2%      122.3%/(g)/

                          2005/(E)/        2004         2003         2002       2001/(J)/
                          ----             ----         ----         ----       ----
MIDCAP VALUE FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $12.83          $11.69        $9.76        $9.98      $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04            0.08         0.10         0.11        0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     1.15            1.15         1.90         0.01       (0.24)
                           ----            ----         ----         ----       -----
 Total From Investment
            Operations     1.19            1.23         2.00         0.12       (0.18)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)          (0.09)       (0.07)       (0.07)      (0.02)
 Distributions from
  Realized Gains......    (0.82)             --           --        (0.27)         --
 -----                    -----                                     -----
   Total Dividends and
         Distributions    (0.85)          (0.09)       (0.07)       (0.34)      (0.02)
                          -----           -----        -----        -----       -----
Net Asset Value, End
 of Period............   $13.17          $12.83       $11.69        $9.76       $9.98
                         ======          ======       ======        =====       =====
Total Return..........     9.41%/(f)/     10.54%       20.68%        0.91%      (1.43)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $497             $45          $37         $708      $1,248
 Ratio of Expenses to
  Average Net Assets..     1.03%/(g)/      0.96%        0.99%        1.01%       1.03%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --            1.04%/(h)/   1.03%/(h)/   1.02%/(h)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.68%/(g)/      0.63%        0.85%        0.70%       0.66%/(g)/
 Portfolio Turnover
  Rate................    155.8%/(g)/     225.4%       186.5%       172.2%      122.3%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Expense ratio without commission rebates.
/(i) /During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.
/(j) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 29, 2000 through December 5, 2000.
/(k) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.05 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(E)/      2004         2003         2002    2001/(I)/
                           ----           ----         ----         ----    ----
MONEY MARKET FUND
-----------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $1.000        $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.007         0.003        0.003        0.011    0.035
                           -----         -----        -----        -----    -----
 Total From Investment
            Operations     0.007         0.003        0.003        0.011    0.035
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.007)       (0.003)      (0.003)      (0.011)  (0.035)
                          ------        ------       ------       ------   ------
   Total Dividends and
         Distributions    (0.007)       (0.003)      (0.003)      (0.011)  (0.035)
                          ------        ------       ------       ------   ------
Net Asset Value, End
 of Period............    $1.000        $1.000       $1.000       $1.000   $1.000
                          ======        ======       ======       ======   ======
Total Return..........      0.74%/(f)/    0.28%        0.32%        1.06%    3.59%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $11,274        $7,413       $4,581       $2,070     $100
 Ratio of Expenses to
  Average Net Assets..      0.97%/(g)/    0.97%        0.97%        0.97%    0.97%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --            --         0.97%/(h)/     --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.50%/(g)/    0.31%        0.29%        0.91%    3.92%/(g)/

                           2005/(E)/      2004         2003         2002    2001/(I)/
                           ----           ----         ----         ----    ----
MONEY MARKET FUND
-----------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $1.000        $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.006         0.001        0.002        0.009    0.034
                           -----         -----        -----        -----    -----
 Total From Investment
            Operations     0.006         0.001        0.002        0.009    0.034
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.006)       (0.001)      (0.002)      (0.009)  (0.034)
                          ------        ------       ------       ------   ------
   Total Dividends and
         Distributions    (0.006)       (0.001)      (0.002)      (0.009)  (0.034)
                          ------        ------       ------       ------   ------
Net Asset Value, End
 of Period............    $1.000        $1.000       $1.000       $1.000   $1.000
                          ======        ======       ======       ======   ======
Total Return..........      0.65%/(f)/    0.13%        0.16%        0.88%    3.44%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $9,570        $6,394       $5,494         $564     $667
 Ratio of Expenses to
  Average Net Assets..      1.15%/(g)/    1.12%        1.13%        1.15%    1.15%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          1.15%/(h)/   1.15%/(h)/     --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.25%/(g)/    0.15%        0.12%        0.88%    3.14%/(g)/

                           2005/(E)/
                           ----
MONEY MARKET FUND
-----------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.006
                           -----
 Total From Investment
            Operations     0.006
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.006)
                          ------
   Total Dividends and
         Distributions    (0.006)
                          ------
Net Asset Value, End
 of Period............    $1.000
                          ======
Total Return..........      0.56%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,283
 Ratio of Expenses to
  Average Net Assets..      1.28%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.25%/(g)/

                           2005/(E)/      2004         2003         2002    2001/(J)/
                           ----           ----         ----         ----    ----
MONEY MARKET FUND
-----------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $1.000        $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.006         0.001        0.001        0.007    0.021
                           -----         -----        -----        -----    -----
 Total From Investment
            Operations     0.006         0.001        0.001        0.007    0.021
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.006)       (0.001)      (0.001)      (0.007)  (0.021)
                          ------        ------       ------       ------   ------
   Total Dividends and
         Distributions    (0.006)       (0.001)      (0.001)      (0.007)  (0.021)
                          ------        ------       ------       ------   ------
Net Asset Value, End
 of Period............    $1.000        $1.000       $1.000       $1.000   $1.000
                          ======        ======       ======       ======   ======
Total Return /(c)/ ...      0.60%/(f)/    0.08%        0.06%        0.68%    2.12%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $145,474      $132,551      $95,332      $36,795   $7,269
 Ratio of Expenses to
  Average Net Assets..      1.21%/(g)/    1.17%        1.21%        1.35%    1.31%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.21%/(g)/    1.43%        1.54%          --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.22%/(g)/    0.09%        0.04%        0.59%    2.48%/(g)/

                           2005/(E)/      2004         2003         2002    2001/(J)/
                           ----           ----         ----         ----    ----
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $1.000        $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.010         0.009        0.009        0.016    0.027
                           -----         -----        -----        -----    -----
 Total From Investment
            Operations     0.010         0.009        0.009        0.016    0.027
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.010)       (0.009)      (0.009)      (0.016)  (0.027)
                          ------        ------       ------       ------   ------
   Total Dividends and
         Distributions    (0.010)       (0.009)      (0.009)      (0.016)  (0.027)
                          ------        ------       ------       ------   ------
Net Asset Value, End
 of Period............    $1.000        $1.000       $1.000       $1.000   $1.000
                          ======        ======       ======       ======   ======
Total Return..........      1.01%/(f)/    0.85%        0.89%        1.64%    2.71%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $92,564       $56,277      $23,684       $1,522     $186
 Ratio of Expenses to
  Average Net Assets..      0.40%/(g)/    0.40%        0.40%        0.40%    0.40%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.07%/(g)/    0.89%        0.78%        1.53%    3.39%/(g)/

                           2005/(E)/      2004         2003         2002    2001/(I)/
                           ----           ----         ----         ----    ----
MONEY MARKET FUND
-----------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $1.000        $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.009         0.006        0.006        0.014    0.038
                           -----         -----        -----        -----    -----
 Total From Investment
            Operations     0.009         0.006        0.006        0.014    0.038
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.009)       (0.006)      (0.006)      (0.014)  (0.038)
                          ------        ------       ------       ------   ------
   Total Dividends and
         Distributions    (0.009)       (0.006)      (0.006)      (0.014)  (0.038)
                          ------        ------       ------       ------   ------
Net Asset Value, End
 of Period............    $1.000        $1.000       $1.000       $1.000   $1.000
                          ======        ======       ======       ======   ======
Total Return..........      0.88%/(f)/    0.59%        0.64%        1.38%    3.90%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $22,335       $14,599       $8,431       $1,949   $4,700
 Ratio of Expenses to
  Average Net Assets..      0.66%/(g)/    0.66%        0.66%        0.66%    0.66%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.80%/(g)/    0.61%        0.55%        1.39%    4.23%/(g)/

                           2005/(E)/      2004         2003         2002    2001/(I)/
                           ----           ----         ----         ----    ----
MONEY MARKET FUND
-----------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $1.000        $1.000       $1.000       $1.000   $1.000
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.008         0.005        0.005        0.013    0.037
                           -----         -----        -----        -----    -----
 Total From Investment
            Operations     0.008         0.005        0.005        0.013    0.037
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.008)       (0.005)      (0.005)      (0.013)  (0.037)
                          ------        ------       ------       ------   ------
   Total Dividends and
         Distributions    (0.008)       (0.005)      (0.005)      (0.013)  (0.037)
                          ------        ------       ------       ------   ------
Net Asset Value, End
 of Period............    $1.000        $1.000       $1.000       $1.000   $1.000
                          ======        ======       ======       ======   ======
Total Return..........      0.82%/(f)/    0.46%        0.49%        1.26%    3.78%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,661        $1,484          $10          $10     $100
 Ratio of Expenses to
  Average Net Assets..      0.78%/(g)/    0.78%        0.63%        0.77%    0.78%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --            --         0.78%/(h)/     --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.85%/(g)/    0.49%        0.37%        1.25%    4.11%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Expense ratio without the Manager's voluntary expense limit.
/(i) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares recognized $.001 of net investment income per share, all of which was distributed, during the period November 28, 2000 through December 5, 2000.
/(j) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(B)/
                         ----
PARTNERS GLOBAL EQUITY FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.50)
                         -----
 Total From Investment
            Operations   (0.48)
 ----
Net Asset Value, End
 of Period............   $9.52
                         =====
Total Return..........   (4.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.52%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.00%/(d)/
 Portfolio Turnover
  Rate................    52.1%/(d)/

                         2005/(B)/
                         ----
PARTNERS GLOBAL EQUITY FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.49)
                         -----
 Total From Investment
            Operations   (0.48)
 ----
Net Asset Value, End
 of Period............   $9.52
                         =====
Total Return..........   (4.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $9
 Ratio of Expenses to
  Average Net Assets..    1.70%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.84%/(d)/
 Portfolio Turnover
  Rate................    52.1%/(d)/

                         2005/(B)/
                         ----
PARTNERS GLOBAL EQUITY FUND
---------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.49)
                         -----
 Total From Investment
            Operations   (0.48)
 ----
Net Asset Value, End
 of Period............   $9.52
                         =====
Total Return..........   (4.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $9
 Ratio of Expenses to
  Average Net Assets..    1.83%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.70%/(d)/
 Portfolio Turnover
  Rate................    52.1%/(d)/

                         2005/(B)/
                         ----
PARTNERS GLOBAL EQUITY FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.50)
                         -----
 Total From Investment
            Operations   (0.47)
 ----
Net Asset Value, End
 of Period............   $9.53
                         =====
Total Return..........   (4.70)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $9,483
 Ratio of Expenses to
  Average Net Assets..    0.95%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.58%/(d)/
 Portfolio Turnover
  Rate................    52.1%/(d)/

                         2005/(B)/
                         ----
PARTNERS GLOBAL EQUITY FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.49)
                         -----
 Total From Investment
            Operations   (0.47)
 ----
Net Asset Value, End
 of Period............   $9.53
                         =====
Total Return..........   (4.70)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.21%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.33%/(d)/
 Portfolio Turnover
  Rate................    52.1%/(d)/

                         2005/(B)/
                         ----
PARTNERS GLOBAL EQUITY FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........   (0.50)
                         -----
 Total From Investment
            Operations   (0.48)
 ----
Net Asset Value, End
 of Period............   $9.52
                         =====
Total Return..........   (4.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $10
 Ratio of Expenses to
  Average Net Assets..    1.33%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    1.20%/(d)/
 Portfolio Turnover
  Rate................    52.1%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from March 1, 2005, date operations commenced, through April 30,
  2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/     2004/(E)/
                           ----          ----
PARTNERS INTERNATIONAL FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.87        $10.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.10         (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.81          0.56
                            ----          ----
 Total From Investment
            Operations      0.91          0.53

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)           --
 Distributions from
  Realized Gains......     (0.09)           --
   ----                    -----
   Total Dividends and
         Distributions     (0.13)           --
   ----                    -----
Net Asset Value, End
 of Period............    $11.65        $10.87
                          ======        ======
Total Return..........      8.36%/(c)/    5.13%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $5,020           $89
 Ratio of Expenses to
  Average Net Assets..      1.67%/(d)/    1.65%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          1.67%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.81%/(d)/   (0.74)%/(d)/
 Portfolio Turnover
  Rate................     169.5%/(d)/    78.8%/(d)/

                           2005/(B)/     2004/(E)/
                           ----          ----
PARTNERS INTERNATIONAL FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.86        $10.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.05         (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.86          0.57
                            ----          ----
 Total From Investment
            Operations      0.91          0.52

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)           --
 Distributions from
  Realized Gains......     (0.09)           --
   ----                    -----
   Total Dividends and
         Distributions     (0.13)           --
   ----                    -----
Net Asset Value, End
 of Period............    $11.64        $10.86
                          ======        ======
Total Return..........      8.35%/(c)/    5.03%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,142        $1,715
 Ratio of Expenses to
  Average Net Assets..      1.85%/(d)/    1.83%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          1.85%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.89%/(d)/   (1.21)%/(d)/
 Portfolio Turnover
  Rate................     169.5%/(d)/    78.8%/(d)/

                           2005/(B)/
                           ----
PARTNERS INTERNATIONAL FUND
---------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.96
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.78
                            ----
 Total From Investment
            Operations      0.85

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)
 Distributions from
  Realized Gains......     (0.09)
                           -----
   Total Dividends and
         Distributions     (0.13)
                           -----
Net Asset Value, End
 of Period............    $11.68
                          ======
Total Return..........      7.71%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $96
 Ratio of Expenses to
  Average Net Assets..      1.98%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.32%/(d)/
 Portfolio Turnover
  Rate................     169.5%/(d)/

                           2005/(B)/     2004/(E)/
                           ----          ----
PARTNERS INTERNATIONAL FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.89        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.09          0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.87          0.83
                            ----          ----
 Total From Investment
            Operations      0.96          0.89

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.05)           --
 Distributions from
  Realized Gains......     (0.09)           --
   ----                    -----
   Total Dividends and
         Distributions     (0.14)           --
   ----                    -----
Net Asset Value, End
 of Period............    $11.71        $10.89
                          ======        ======
Total Return..........      8.76%/(c)/    8.90%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $372,204      $193,488
 Ratio of Expenses to
  Average Net Assets..      1.10%/(d)/    1.09%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          1.10%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.55%/(d)/   (0.63)%/(d)/
 Portfolio Turnover
  Rate................     169.5%/(d)/    78.8%/(d)/

                           2005/(B)/     2004/(E)/
                           ----          ----
PARTNERS INTERNATIONAL FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.88        $10.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.07          0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.86          0.53
                            ----          ----
 Total From Investment
            Operations      0.93          0.54

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)           --
 Distributions from
  Realized Gains......     (0.09)           --
   ----                    -----
   Total Dividends and
         Distributions     (0.13)           --
   ----                    -----
Net Asset Value, End
 of Period............    $11.68        $10.88
                          ======        ======
Total Return..........      8.56%/(c)/    5.22%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $9,595           $12
 Ratio of Expenses to
  Average Net Assets..      1.36%/(d)/    1.34%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          1.36%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.22%/(d)/    0.21%/(d)/
 Portfolio Turnover
  Rate................     169.5%/(d)/    78.8%/(d)/

                           2005/(B)/     2004/(E)/
                           ----          ----
PARTNERS INTERNATIONAL FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.88        $10.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.08         (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.84          0.55
                            ----          ----
 Total From Investment
            Operations      0.92          0.54

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)           --
 Distributions from
  Realized Gains......     (0.09)           --
   ----                    -----
   Total Dividends and
         Distributions     (0.13)           --
   ----                    -----
Net Asset Value, End
 of Period............    $11.67        $10.88
                          ======        ======
Total Return..........      8.46%/(c)/    5.22%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,989          $191
 Ratio of Expenses to
  Average Net Assets..      1.48%/(d)/    1.47%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          1.48%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.32%/(d)/   (0.15)%/(d)/
 Portfolio Turnover
  Rate................     169.5%/(d)/    78.8%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(f) /Expense ratio without commission rebates.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                                                      2005/(E)/      2004          2003          2002        2001/(I)/
                                                      ----           ----          ----          ----        ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS PREFERRED SHARES
-------------------------
Net Asset Value, Beginning of Period.............    $10.10         $9.36         $8.14         $9.07       $10.40
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ ...      0.05          0.03          0.05          0.04         0.05
 Net Realized and Unrealized Gain (Loss) on
  Investments....................................      0.27          0.74          1.17         (0.95)       (1.36)
                                                       ----          ----          ----         -----        -----
                 Total From Investment Operations      0.32          0.77          1.22         (0.91)       (1.31)
Less Dividends and Distributions:
 Dividends from Net Investment Income............     (0.09)        (0.03)           --         (0.02)       (0.02)
 Distributions from Realized Gains...............     (0.57)           --            --            --           --
  -----                                               -----
                Total Dividends and Distributions     (0.66)        (0.03)           --         (0.02)       (0.02)
   ----                                               -----         -----                       -----        -----
Net Asset Value, End of Period...................     $9.76        $10.10         $9.36         $8.14        $9.07
                                                      =====        ======         =====         =====        =====
Total Return.....................................      3.01%/(f)/    8.27%        14.99%       (10.11)%     (11.96)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)........   $23,177       $23,026       $12,025        $1,075         $907
 Ratio of Expenses to Average Net Assets.........      1.32%/(g)/    1.30%         1.32%         1.31%        1.32%/(g)/
 Ratio of Gross Expenses to Average Net Assets...        --          1.32%/(h)/    1.32%/(h)/    1.32%/(h)/     --
 Ratio of Net Investment Income to Average Net
  Assets.........................................      1.02%/(g)/    0.27%         0.57%         0.64%        0.52%/(g)/
 Portfolio Turnover Rate.........................      53.4%/(g)/    93.9%         41.7%         71.9%        59.4%/(g)/

                                                      2005/(E)/      2004          2003          2002        2001/(I)/
                                                      ----           ----          ----          ----        ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value, Beginning of Period.............    $10.06         $9.33         $8.12         $9.04       $10.40
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ ...      0.04          0.01          0.04          0.02         0.04
 Net Realized and Unrealized Gain (Loss) on
  Investments....................................      0.27          0.74          1.17         (0.94)       (1.38)
                                                       ----          ----          ----         -----        -----
                 Total From Investment Operations      0.31          0.75          1.21         (0.92)       (1.34)
Less Dividends and Distributions:
 Dividends from Net Investment Income............     (0.09)        (0.02)           --            --        (0.02)
 Distributions from Realized Gains...............     (0.57)           --            --            --           --
  -----                                               -----
                Total Dividends and Distributions     (0.66)        (0.02)           --            --        (0.02)
   ----                                               -----         -----                                    -----
Net Asset Value, End of Period...................     $9.71        $10.06         $9.33         $8.12        $9.04
                                                      =====        ======         =====         =====        =====
Total Return.....................................      2.90%/(f)/    7.99%        14.90%       (10.18)%     (12.16)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)........   $28,407       $22,390       $11,290        $1,385         $924
 Ratio of Expenses to Average Net Assets.........      1.50%/(g)/    1.47%         1.50%         1.48%        1.50%/(g)/
 Ratio of Gross Expenses to Average Net Assets...        --          1.50%/(h)/    1.50%/(h)/    1.50%/(h)/     --
 Ratio of Net Investment Income to Average Net
  Assets.........................................      0.77%/(g)/    0.09%         0.42%         0.47%        0.34%/(g)/
 Portfolio Turnover Rate.........................      53.4%/(g)/    93.9%         41.7%         71.9%        59.4%/(g)/

                                                      2005/(E)/
                                                      ----
PARTNERS LARGECAP BLEND FUND
----------------------------
ADVISORS SIGNATURE SHARES
-------------------------
Net Asset Value, Beginning of Period.............    $10.15
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(b)/ ...      0.04
 Net Realized and Unrealized Gain (Loss) on
  Investments....................................      0.26
                                                       ----
                 Total From Investment Operations      0.30
Less Dividends and Distributions:
 Dividends from Net Investment Income............     (0.09)
 Distributions from Realized Gains...............     (0.57)
                                                      -----
                Total Dividends and Distributions     (0.66)
                                                      -----
Net Asset Value, End of Period...................     $9.79
                                                      =====
Total Return.....................................      2.76%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)........       $10
 Ratio of Expenses to Average Net Assets.........      1.63%/(g)/
 Ratio of Net Investment Income to Average Net
  Assets.........................................      0.74%/(g)/
 Portfolio Turnover Rate.........................      53.4%/(g)/

                                                      2005/(E)/      2004          2003          2002        2001/(J)/
                                                      ----           ----          ----          ----        ----
PARTNERS LARGECAP BLEND FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value, Beginning of Period.............     $9.95         $9.22         $8.05         $8.99       $10.15
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ ...      0.04            --          0.01          0.05           --
 Net Realized and Unrealized Gain (Loss) on
  Investments....................................      0.27          0.73          1.16         (0.99)       (1.16)
                                                       ----          ----          ----         -----        -----
                 Total From Investment Operations      0.31          0.73          1.17         (0.94)       (1.16)

Less Dividends and Distributions:
 Dividends from Net Investment Income............     (0.09)           --            --            --           --
 Distributions from Realized Gains...............     (0.57)           --            --            --           --
  -----                                               -----
                Total Dividends and Distributions     (0.66)           --            --            --           --
  -----                                               -----
Net Asset Value, End of Period...................     $9.60         $9.95         $9.22         $8.05        $8.99
                                                      =====         =====         =====         =====        =====
Total Return /(c)/ ..............................      2.93%/(f)/    7.95%        14.53%       (10.46)%     (11.25)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)........   $57,154       $43,662       $20,880        $5,315         $559
 Ratio of Expenses to Average Net Assets.........      1.48%/(g)/    1.53%         1.70%         1.68%        1.67%/(g)/
 Ratio of Gross Expenses to Average Net Assets
  /(d)/ .........................................        --          1.56%/(h)/    1.92%/(h)/    1.70%/(h)/     --
 Ratio of Net Investment Income to Average Net
  Assets.........................................      0.78%/(g)/    0.04%         0.17%         0.24%        0.10%/(g)/
 Portfolio Turnover Rate.........................      53.4%/(g)/    93.9%         41.7%         71.9%        59.4%/(g)/

                                                      2005/(E)/      2004          2003          2002        2001/(I)/
                                                      ----           ----          ----          ----        ----
PARTNERS LARGECAP BLEND FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value, Beginning of Period.............    $10.14         $9.40         $8.17         $9.11       $10.40
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ ...      0.08          0.08          0.10          0.06         0.07
 Net Realized and Unrealized Gain (Loss) on
  Investments....................................      0.28          0.75          1.17         (0.93)       (1.34)
                                                       ----          ----          ----         -----        -----
                 Total From Investment Operations      0.36          0.83          1.27         (0.87)       (1.27)
Less Dividends and Distributions:
 Dividends from Net Investment Income............     (0.10)        (0.09)        (0.04)        (0.07)       (0.02)
 Distributions from Realized Gains...............     (0.57)           --            --            --           --
  -----                                               -----
                Total Dividends and Distributions     (0.67)        (0.09)        (0.04)        (0.07)       (0.02)
                                                      -----         -----         -----         -----        -----
Net Asset Value, End of Period...................     $9.83        $10.14         $9.40         $8.17        $9.11
                                                      =====        ======         =====         =====        =====
Total Return.....................................      3.35%/(f)/    8.84%        15.68%        (9.66)%     (11.57)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)........  $486,632      $464,035      $289,273      $138,527      $15,058
 Ratio of Expenses to Average Net Assets.........      0.75%/(g)/    0.72%         0.74%         0.73%        0.75%/(g)/
 Ratio of Gross Expenses to Average Net Assets...        --          0.75%/(h)/    0.75%/(h)/    0.75%/(h)/     --
 Ratio of Net Investment Income to Average Net
  Assets.........................................      1.59%/(g)/    0.85%         1.13%         1.23%        1.15%/(g)/
 Portfolio Turnover Rate.........................      53.4%/(g)/    93.9%         41.7%         71.9%        59.4%/(g)/

                                                      2005/(E)/      2004          2003          2002        2001/(I)/
                                                      ----           ----          ----          ----        ----
PARTNERS LARGECAP BLEND FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value, Beginning of Period.............    $10.11         $9.38         $8.15         $9.08       $10.40
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ ...      0.07          0.06          0.08          0.04         0.07
 Net Realized and Unrealized Gain (Loss) on
  Investments....................................      0.27          0.73          1.17         (0.92)       (1.37)
                                                       ----          ----          ----         -----        -----
                 Total From Investment Operations      0.34          0.79          1.25         (0.88)       (1.30)
Less Dividends and Distributions:
 Dividends from Net Investment Income............     (0.09)        (0.06)        (0.02)        (0.05)       (0.02)
 Distributions from Realized Gains...............     (0.57)           --            --            --           --
  -----                                               -----
                Total Dividends and Distributions     (0.66)        (0.06)        (0.02)        (0.05)       (0.02)
                                                      -----         -----         -----         -----        -----
Net Asset Value, End of Period...................     $9.79        $10.11         $9.38         $8.15        $9.08
                                                      =====        ======         =====         =====        =====
Total Return.....................................      3.23%/(f)/    8.47%        15.42%        (9.82)%     (11.86)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)........   $37,190       $34,283       $21,346        $3,811         $909
 Ratio of Expenses to Average Net Assets.........      1.01%/(g)/    0.98%         1.00%         0.99%        1.01%/(g)/
 Ratio of Gross Expenses to Average Net Assets...        --          1.01%/(h)/    1.01%/(h)/    1.01%/(h)/     --
 Ratio of Net Investment Income to Average Net
  Assets.........................................      1.34%/(g)/    0.59%         0.89%         0.96%        0.83%/(g)/
 Portfolio Turnover Rate.........................      53.4%/(g)/    93.9%         41.7%         71.9%        59.4%/(g)/

                                                      2005/(E)/      2004          2003          2002        2001/(I)/
                                                      ----           ----          ----          ----        ----
PARTNERS LARGECAP BLEND FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value, Beginning of Period.............    $10.14         $9.40         $8.15         $9.08       $10.40
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/ ...      0.05          0.04          0.07          0.07         0.06
 Net Realized and Unrealized Gain (Loss) on
  Investments....................................      0.28          0.75          1.19         (0.97)       (1.36)
                                                       ----          ----          ----         -----        -----
                 Total From Investment Operations      0.33          0.79          1.26         (0.90)       (1.30)
Less Dividends and Distributions:
 Dividends from Net Investment Income............     (0.09)        (0.05)        (0.01)        (0.03)       (0.02)
 Distributions from Realized Gains...............     (0.57)           --            --            --           --
  -----                                               -----
                Total Dividends and Distributions     (0.66)        (0.05)        (0.01)        (0.03)       (0.02)
                                                      -----         -----         -----         -----        -----
Net Asset Value, End of Period...................     $9.81        $10.14         $9.40         $8.15        $9.08
                                                      =====        ======         =====         =====        =====
Total Return.....................................      3.11%/(f)/    8.43%        15.53%        (9.93)%     (11.86)%/(f)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)........    $9,010        $5,776        $2,132          $816         $908
 Ratio of Expenses to Average Net Assets.........      1.13%/(g)/    1.11%         1.12%         1.11%        1.13%/(g)/
 Ratio of Gross Expenses to Average Net Assets...        --          1.13%/(h)/    1.13%/(h)/    1.12%/(h)/     --
 Ratio of Net Investment Income to Average Net
  Assets.........................................      1.04%/(g)/    0.44%         0.78%         0.83%        0.71%/(g)/
 Portfolio Turnover Rate.........................      53.4%/(g)/    93.9%         41.7%         71.9%        59.4%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------


/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Expense ratio without commission rebates.
/(i) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each incurred an unrealized gain of $.40 per share from November 29, 2000 through December 5, 2000.
/(j) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.13 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(E)/     2004         2003        2002      2001/(I)/
                          ----          ----         ----        ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.76        $7.16        $6.06       $7.59     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06         0.04         0.04        0.03       0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.15         0.60         1.09       (1.52)     (2.61)
                           ----         ----         ----       -----      -----
 Total From Investment
            Operations     0.21         0.64         1.13       (1.49)     (2.58)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)       (0.04)       (0.03)      (0.04)     (0.01)
 Distributions from
  Realized Gains......    (0.04)          --           --          --         --
 -----                    -----
   Total Dividends and
         Distributions    (0.10)       (0.04)       (0.03)      (0.04)     (0.01)
                          -----        -----        -----       -----      -----
Net Asset Value, End
 of Period............    $7.87        $7.76        $7.16       $6.06      $7.59
                          =====        =====        =====       =====      =====
Total Return..........     2.59%/(f)/   8.89%       18.75%     (19.78)%   (23.88)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,414       $1,325       $1,887      $1,285       $949
 Ratio of Expenses to
  Average Net Assets..     1.02%/(g)/   1.01%        1.01%       1.02%      1.02%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.02%/(h)/   1.02%/(h)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.45%/(g)/   0.53%        0.62%       0.51%      0.42%/(g)/
 Portfolio Turnover
  Rate................     72.3%/(g)/   76.5%        82.9%       89.4%      71.7%/(g)/

                          2005/(E)/     2004         2003        2002      2001/(I)/
                          ----          ----         ----        ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.74        $7.15        $6.05       $7.57     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04         0.03         0.03        0.02       0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.17         0.58         1.09       (1.52)     (2.62)
                           ----         ----         ----       -----      -----
 Total From Investment
            Operations     0.21         0.61         1.12       (1.50)     (2.60)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)       (0.02)       (0.02)      (0.02)     (0.01)
 Distributions from
  Realized Gains......    (0.04)          --           --          --         --
 -----                    -----
   Total Dividends and
         Distributions    (0.10)       (0.02)       (0.02)      (0.02)     (0.01)
                          -----        -----        -----       -----      -----
Net Asset Value, End
 of Period............    $7.85        $7.74        $7.15       $6.05      $7.57
                          =====        =====        =====       =====      =====
Total Return..........     2.58%/(f)/   8.58%       18.57%     (19.84)%   (24.08)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,484       $2,272       $2,169        $757       $948
 Ratio of Expenses to
  Average Net Assets..     1.20%/(g)/   1.19%        1.20%       1.20%      1.20%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         1.20%/(h)/   1.20%/(h)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.07%/(g)/   0.34%        0.41%       0.30%      0.25%/(g)/
 Portfolio Turnover
  Rate................     72.3%/(g)/   76.5%        82.9%       89.4%      71.7%/(g)/

                          2005/(E)/
                          ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.72
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.15
                           ----
 Total From Investment
            Operations     0.20
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)
 Distributions from
  Realized Gains......    (0.04)
                          -----
   Total Dividends and
         Distributions    (0.10)
                          -----
Net Asset Value, End
 of Period............    $7.82
                          =====
Total Return..........     2.45%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.33%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.17%/(g)/
 Portfolio Turnover
  Rate................     72.3%/(g)/

                          2005/(E)/     2004         2003        2002      2001/(J)/
                          ----          ----         ----        ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.67        $7.08        $6.00       $7.51      $8.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05         0.02         0.01        0.01         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.16         0.58         1.08       (1.51)     (1.37)
                           ----         ----         ----       -----      -----
 Total From Investment
            Operations     0.21         0.60         1.09       (1.50)     (1.37)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)       (0.01)       (0.01)      (0.01)        --
 Distributions from
  Realized Gains......    (0.04)          --           --          --         --
 -----                    -----
   Total Dividends and
         Distributions    (0.10)       (0.01)       (0.01)      (0.01)        --
 ----                     -----        -----        -----       -----
Net Asset Value, End
 of Period............    $7.78        $7.67        $7.08       $6.00      $7.51
                          =====        =====        =====       =====      =====
Total Return /(c)/ ...     2.60%/(f)/   8.45%       18.16%     (20.02)%   (15.52)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $29,425      $25,189      $15,775      $8,756     $2,572
 Ratio of Expenses to
  Average Net Assets..     1.21%/(g)/   1.26%        1.44%       1.40%      1.36%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...       --         1.26%/(h)/   1.50%/(h)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.22%/(g)/   0.28%        0.19%       0.12%      0.02%/(g)/
 Portfolio Turnover
  Rate................     72.3%/(g)/   76.5%        82.9%       89.4%      71.7%/(g)/

                          2005/(E)/     2004         2003        2002      2001/(J)/
                          ----          ----         ----        ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $7.72        $7.13        $6.03       $7.55      $8.88
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.08         0.08         0.08        0.07       0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.15         0.59         1.09       (1.51)     (1.38)
                           ----         ----         ----       -----      -----
 Total From Investment
            Operations     0.23         0.67         1.17       (1.44)     (1.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)       (0.08)       (0.07)      (0.08)        --
 Distributions from
  Realized Gains......    (0.04)          --           --          --         --
 -----                    -----
   Total Dividends and
         Distributions    (0.10)       (0.08)       (0.07)      (0.08)        --
 ----                     -----        -----        -----       -----
Net Asset Value, End
 of Period............    $7.85        $7.72        $7.13       $6.03      $7.55
                          =====        =====        =====       =====      =====
Total Return..........     2.92%/(f)/   9.42%       19.52%     (19.29)%   (15.07)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $9           $9           $8          $7         $8
 Ratio of Expenses to
  Average Net Assets..     0.45%/(g)/   0.45%        0.44%       0.45%      0.45%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         0.45%/(h)/   0.45%/(h)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.05%/(g)/   1.10%        1.21%       1.05%      0.96%/(g)/
 Portfolio Turnover
  Rate................     72.3%/(g)/   76.5%        82.9%       89.4%      71.7%/(g)/

                          2005/(E)/     2004         2003        2002      2001/(I)/
                          ----          ----         ----        ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.78        $7.18        $6.08       $7.62     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.07         0.06         0.06        0.03       0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.15         0.60         1.09       (1.51)     (2.64)
                           ----         ----         ----       -----      -----
 Total From Investment
            Operations     0.22         0.66         1.15       (1.48)     (2.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)       (0.06)       (0.05)      (0.06)     (0.01)
 Distributions from
  Realized Gains......    (0.04)          --           --          --         --
 -----                    -----
   Total Dividends and
         Distributions    (0.10)       (0.06)       (0.05)      (0.06)     (0.01)
                          -----        -----        -----       -----      -----
Net Asset Value, End
 of Period............    $7.90        $7.78        $7.18       $6.08      $7.62
                          =====        =====        =====       =====      =====
Total Return..........     2.74%/(f)/   9.21%       19.05%     (19.59)%   (23.58)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,369       $2,518       $2,930      $1,498       $952
 Ratio of Expenses to
  Average Net Assets..     0.71%/(g)/   0.70%        0.70%       0.71%      0.71%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         0.71%/(h)/   0.71%/(h)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.82%/(g)/   0.84%        0.92%       0.84%      0.66%/(g)/
 Portfolio Turnover
  Rate................     72.3%/(g)/   76.5%        82.9%       89.4%      71.7%/(g)/

                          2005/(E)/     2004         2003        2002      2001/(I)/
                          ----          ----         ----        ----      ----
PARTNERS LARGECAP BLEND FUND I
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.76        $7.17        $6.07       $7.60     $10.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05         0.05         0.05        0.05       0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.17         0.59         1.09       (1.53)     (2.61)
                           ----         ----         ----       -----      -----
 Total From Investment
            Operations     0.22         0.64         1.14       (1.48)     (2.57)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)       (0.05)       (0.04)      (0.05)     (0.01)
 Distributions from
  Realized Gains......    (0.04)          --           --          --         --
 -----                    -----
   Total Dividends and
         Distributions    (0.10)       (0.05)       (0.04)      (0.05)     (0.01)
                          -----        -----        -----       -----      -----
Net Asset Value, End
 of Period............    $7.88        $7.76        $7.17       $6.07      $7.60
                          =====        =====        =====       =====      =====
Total Return..........     2.74%/(f)/   8.94%       18.94%     (19.60)%   (23.78)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,030         $348         $897        $759       $950
 Ratio of Expenses to
  Average Net Assets..     0.83%/(g)/   0.82%        0.82%       0.82%      0.83%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --         0.83%/(h)/   0.83%/(h)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.24%/(g)/   0.71%        0.82%       0.67%      0.61%/(g)/
 Portfolio Turnover
  Rate................     72.3%/(g)/   76.5%        82.9%       89.4%      71.7%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Expense ratio without commission rebates.
/(i) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 28, 2000 through December 5, 2000.
/(j) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2005/(D)/      2004       2003/(H)/
                         ----           ----       ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $11.72        $11.97      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.01)        (0.06)      (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.14         (0.19)       2.02
                          ----         -----        ----
 Total From Investment
            Operations    0.13         (0.25)       1.97

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.68)           --          --
 ----
   Total Dividends and
         Distributions   (0.68)           --          --
 ----                    -----
Net Asset Value, End
 of Period............  $11.17        $11.72      $11.97
                        ======        ======      ======
Total Return..........    0.85%/(e)/   (2.09)%     19.70%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,306          $144        $120
 Ratio of Expenses to
  Average Net Assets..    1.57%/(f)/    1.55%       1.54%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.57%/(g)/  1.57%/(f)(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.16)%/(f)/  (0.53)%     (0.51)%/(f)/
 Portfolio Turnover
  Rate................    99.9%/(f)/   129.3%       64.8%/(f)/

                         2005/(D)/      2004       2003/(H)/
                         ----           ----       ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..  $11.69        $11.95      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      --         (0.10)      (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.12         (0.16)       2.01
                          ----         -----        ----
 Total From Investment
            Operations    0.12         (0.26)       1.95

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.68)           --          --
 ----
   Total Dividends and
         Distributions   (0.68)           --          --
 ----                    -----
Net Asset Value, End
 of Period............  $11.13        $11.69      $11.95
                        ======        ======      ======
Total Return..........    0.77%/(e)/   (2.18)%     19.50%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $2,420        $2,251        $119
 Ratio of Expenses to
  Average Net Assets..    1.75%/(f)/    1.75%       1.72%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.75%/(g)/  1.75%/(f)(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.05)%/(f)/  (0.88)%     (0.69)%/(f)/
 Portfolio Turnover
  Rate................    99.9%/(f)/   129.3%       64.8%/(f)/

                         2005/(D)/
                         ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..  $11.79
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.19
                          ----
 Total From Investment
            Operations    0.17

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.68)
 ----
   Total Dividends and
         Distributions   (0.68)
                         -----
Net Asset Value, End
 of Period............  $11.28
                        ======
Total Return..........    1.18%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $24
 Ratio of Expenses to
  Average Net Assets..    1.88%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.30)%/(f)/
 Portfolio Turnover
  Rate................    99.9%/(f)/

                         2005/(D)/      2004       2003/(H)/
                         ----           ----       ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..  $11.65        $11.93      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............   (0.01)        (0.09)      (0.09)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.13         (0.19)       2.02
                          ----         -----        ----
 Total From Investment
            Operations    0.12         (0.28)       1.93

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.68)           --          --
 ----
   Total Dividends and
         Distributions   (0.68)           --          --
 ----                    -----
Net Asset Value, End
 of Period............  $11.09        $11.65      $11.93
                        ======        ======      ======
Total Return /(b)/ ...    0.77%/(e)/   (2.35)%     19.30%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $6,832        $5,451      $2,609
 Ratio of Expenses to
  Average Net Assets..    1.75%/(f)/    1.80%       1.94%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...    2.23%/(f)/    2.36%/(g)/  6.94%/(f)(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.09)%/(f)/  (0.77)%     (0.95)%/(f)/
 Portfolio Turnover
  Rate................    99.9%/(f)/   129.3%       64.8%/(f)/

                         2005/(D)/      2004       2003/(H)/
                         ----           ----       ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..  $11.85        $12.03      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.04            --        0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.12         (0.18)       2.02
                          ----         -----        ----
 Total From Investment
            Operations    0.16         (0.18)       2.03

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.68)           --          --
 ----
   Total Dividends and
         Distributions   (0.68)           --          --
 ----                    -----
Net Asset Value, End
 of Period............  $11.33        $11.85      $12.03
                        ======        ======      ======
Total Return..........    1.11%/(e)/   (1.50)%     20.30%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $5,097        $5,331      $5,414
 Ratio of Expenses to
  Average Net Assets..    1.00%/(f)/    0.98%       0.97%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.00%/(g)/  1.00%/(f)(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.74%/(f)/    0.04%       0.06%/(f)/
 Portfolio Turnover
  Rate................    99.9%/(f)/   129.3%       64.8%/(f)/

                         2005/(D)/      2004       2003/(H)/
                         ----           ----       ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..  $11.79        $12.00      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.03         (0.03)      (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.12         (0.18)       2.02
                          ----         -----        ----
 Total From Investment
            Operations    0.15         (0.21)       2.00

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.68)           --          --
 ----
   Total Dividends and
         Distributions   (0.68)           --          --
 ----                    -----
Net Asset Value, End
 of Period............  $11.26        $11.79      $12.00
                        ======        ======      ======
Total Return..........    1.02%/(e)/   (1.75)%     20.00%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $116          $118        $120
 Ratio of Expenses to
  Average Net Assets..    1.26%/(f)/    1.24%       1.23%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.26%/(g)/  1.26%/(f)(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.47%/(f)/   (0.22)%     (0.20)%/(f)/
 Portfolio Turnover
  Rate................    99.9%/(f)/   129.3%       64.8%/(f)/

                         2005/(D)/      2004       2003/(H)/
                         ----           ----       ----
PARTNERS LARGECAP GROWTH FUND
-----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..  $11.77        $11.99      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    0.02         (0.04)      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.11         (0.18)       2.02
                          ----         -----        ----
 Total From Investment
            Operations    0.13         (0.22)       1.99

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......   (0.68)           --          --
 ----
   Total Dividends and
         Distributions   (0.68)           --          --
 ----                    -----
Net Asset Value, End
 of Period............  $11.22        $11.77      $11.99
                        ======        ======      ======
Total Return..........    0.85%/(e)/   (1.83)%     19.90%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $115          $118        $120
 Ratio of Expenses to
  Average Net Assets..    1.38%/(f)/    1.36%       1.35%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........      --          1.38%/(g)/  1.38%/(f)(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.36%/(f)/   (0.34)%     (0.32)%/(f)/
 Portfolio Turnover
  Rate................    99.9%/(f)/   129.3%       64.8%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit decreased on March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.

See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(E)/      2004          2003          2002      2001/(I)/
                           ----           ----          ----          ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $7.25         $6.99         $6.11         $7.45     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02         (0.02)        (0.01)         0.02      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        --          0.28          0.89         (1.36)     (2.81)
    ---                                   ----          ----         -----      -----
 Total From Investment
            Operations      0.02          0.26          0.88         (1.34)     (2.84)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)           --            --            --         --
  -----                    -----
   Total Dividends and
         Distributions     (0.04)           --            --            --         --
  -----                    -----
Net Asset Value, End
 of Period............     $7.23         $7.25         $6.99         $6.11      $7.45
                           =====         =====         =====         =====      =====
Total Return..........      0.20%/(f)/    3.72%        14.40%       (17.99)%   (26.06)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $29,758       $31,356       $21,390        $4,903       $745
 Ratio of Expenses to
  Average Net Assets..      1.32%/(g)/    1.25%         1.32%         1.32%      1.32%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          1.32%/(h)/    1.32%/(h)/      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.57%/(g)/   (0.35)%       (0.21)%       (0.35)%    (0.48)%/(g)/
 Portfolio Turnover
  Rate................      75.4%/(g)/   157.8%        130.9%        182.9%     104.8%/(g)/

                           2005/(E)/      2004          2003          2002      2001/(I)/
                           ----           ----          ----          ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $7.09         $6.85         $5.99         $7.43     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01         (0.04)        (0.02)         0.01      (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.01          0.28          0.88         (1.45)     (2.82)
                            ----          ----          ----         -----      -----
 Total From Investment
            Operations      0.02          0.24          0.86         (1.44)     (2.86)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)           --            --            --         --
  -----                    -----
   Total Dividends and
         Distributions     (0.04)           --            --            --         --
  -----                    -----
Net Asset Value, End
 of Period............     $7.07         $7.09         $6.85         $5.99      $7.43
                           =====         =====         =====         =====      =====
Total Return..........      0.19%/(f)/    3.50%        14.36%       (19.38)%   (26.26)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $20,428       $20,800       $16,776        $1,858       $811
 Ratio of Expenses to
  Average Net Assets..      1.50%/(g)/    1.43%         1.50%         1.50%      1.50%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          1.50%/(h)/    1.50%/(h)/      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.38%/(g)/   (0.52)%       (0.38)%       (0.51)%    (0.66)%/(g)/
 Portfolio Turnover
  Rate................      75.4%/(g)/   157.8%        130.9%        182.9%     104.8%/(g)/

                           2005/(E)/
                           ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $7.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............      0.01
    ---
 Total From Investment
            Operations      0.01

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)
                           -----
   Total Dividends and
         Distributions     (0.04)
                           -----
Net Asset Value, End
 of Period............     $7.26
                           =====
Total Return..........      0.04%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10
 Ratio of Expenses to
  Average Net Assets..      1.63%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.24%/(g)/
 Portfolio Turnover
  Rate................      75.4%/(g)/

                           2005/(E)/      2004          2003          2002      2001/(J)/
                           ----           ----          ----          ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $6.91         $6.70         $5.89         $7.31      $8.58
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --         (0.06)        (0.05)        (0.02)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        --          0.27          0.86         (1.40)     (1.25)
    ---                                   ----          ----         -----      -----
 Total From Investment
            Operations        --          0.21          0.81         (1.42)     (1.27)
                              --
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)           --            --            --         --
  -----                    -----
   Total Dividends and
         Distributions     (0.03)           --            --            --         --
  -----                    -----
Net Asset Value, End
 of Period............     $6.88         $6.91         $6.70         $5.89      $7.31
                           =====         =====         =====         =====      =====
Total Return /(c)/ ...      0.03%/(f)/    3.13%        13.75%       (19.43)%   (15.00)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $21,163       $17,673        $9,744        $4,306     $1,050
 Ratio of Expenses to
  Average Net Assets..      1.68%/(g)/    1.72%         1.89%         1.70%      1.68%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.68%/(g)/    1.78%/(h)/    2.27%/(h)/      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.11%/(g)/   (0.82)%       (0.76)%       (0.73)%    (0.84)%/(g)/
 Portfolio Turnover
  Rate................      75.4%/(g)/   157.8%        130.9%        182.9%     104.8%/(g)/

                           2005/(E)/      2004          2003          2002      2001/(I)/
                           ----           ----          ----          ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $7.28         $7.00         $6.09         $7.50     $10.30
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.04          0.02          0.02            --         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        --          0.28          0.90         (1.41)     (2.80)
   ---                                    ----          ----         -----      -----
 Total From Investment
            Operations      0.04          0.30          0.92         (1.41)     (2.80)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)        (0.02)        (0.01)           --         --
  -----                    -----         -----         -----
   Total Dividends and
         Distributions     (0.04)        (0.02)        (0.01)           --         --
  -----                    -----         -----         -----
Net Asset Value, End
 of Period............     $7.28         $7.28         $7.00         $6.09      $7.50
                           =====         =====         =====         =====      =====
Total Return..........      0.52%/(f)/    4.28%        15.14%       (18.80)%   (25.63)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $642,453      $625,707      $513,520      $289,691    $11,239
 Ratio of Expenses to
  Average Net Assets..      0.75%/(g)/    0.68%         0.75%         0.75%      0.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          0.75%/(h)/    0.75%/(h)/      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.12%/(g)/    0.23%         0.39%         0.25%     (0.01)%/(g)/
 Portfolio Turnover
  Rate................      75.4%/(g)/   157.8%        130.9%        182.9%     104.8%/(g)/

                           2005/(E)/      2004          2003          2002      2001/(I)/
                           ----           ----          ----          ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $7.25         $6.96         $6.06         $7.47     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03            --          0.01          0.01      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........        --          0.29          0.89         (1.42)     (2.81)
    ---                                   ----          ----         -----      -----
 Total From Investment
            Operations      0.03          0.29          0.90         (1.41)     (2.82)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)           --            --            --         --
  -----                    -----
   Total Dividends and
         Distributions     (0.04)           --            --            --         --
  -----                    -----
Net Asset Value, End
 of Period............     $7.24         $7.25         $6.96         $6.06      $7.47
                           =====         =====         =====         =====      =====
Total Return..........      0.37%/(f)/    4.18%        14.85%       (18.88)%   (25.93)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $26,174       $26,763       $23,056       $14,373       $747
 Ratio of Expenses to
  Average Net Assets..      1.01%/(g)/    0.94%         1.01%         1.01%      1.01%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          1.01%/(h)/    1.01%/(h)/      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.86%/(g)/   (0.03)%        0.13%         0.05%     (0.17)%/(g)/
 Portfolio Turnover
  Rate................      75.4%/(g)/   157.8%        130.9%        182.9%     104.8%/(g)/

                           2005/(E)/      2004          2003          2002      2001/(I)/
                           ----           ----          ----          ----      ----
PARTNERS LARGECAP GROWTH FUND I
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $7.19         $6.92         $6.04         $7.46     $10.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02         (0.01)           --         (0.01)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.01          0.28          0.88         (1.41)     (2.81)
                            ----          ----          ----         -----      -----
 Total From Investment
            Operations      0.03          0.27          0.88         (1.42)     (2.83)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)           --            --            --         --
  -----                    -----
   Total Dividends and
         Distributions     (0.04)           --            --            --         --
  -----                    -----
Net Asset Value, End
 of Period............     $7.18         $7.19         $6.92         $6.04      $7.46
                           =====         =====         =====         =====      =====
Total Return..........      0.36%/(f)/    3.90%        14.57%       (19.03)%   (25.96)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $4,873        $4,064        $1,825          $778       $746
 Ratio of Expenses to
  Average Net Assets..      1.13%/(g)/    1.07%         1.13%         1.12%      1.13%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          1.13%/(h)/    1.13%/(h)/      --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.61%/(g)/   (0.17)%        0.01%        (0.18)%    (0.29)%/(g)/
 Portfolio Turnover
  Rate................      75.4%/(g)/   157.8%        130.9%        182.9%     104.8%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and decreased on March 1, 2004.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Expense ratio without commission rebates.
/(i) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares incurred an unrealized gain of $.29, $.29, $.30, $.29 and $.29 per share, respectively, from November 28, 2000 through December 5, 2000.
/(j) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(E)/       2004       2003      2002      2001/(H)/
                           ----            ----       ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $7.58          $7.18      $6.12     $7.41     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01          (0.05)     (0.04)    (0.05)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.07           0.45       1.10     (1.24)     (3.21)
                            ----           ----       ----     -----      -----
 Total From Investment
            Operations      0.08           0.40       1.06     (1.29)     (3.26)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)            --         --        --         --
                                             --         --        --         --
 Distributions from
  Realized Gains......     (0.13)            --         --        --         --
 ------
   Total Dividends and
         Distributions     (0.15)            --         --        --         --
 ------                    -----
Net Asset Value, End
 of Period............     $7.51          $7.58      $7.18     $6.12      $7.41
                           =====          =====      =====     =====      =====
Total Return..........      0.98%/(f)/     5.57%     17.32%   (17.41)%   (29.46)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $8,040         $6,532     $4,761      $613       $741
 Ratio of Expenses to
  Average Net Assets..      1.57%/(g)/     1.57%      1.57%     1.57%      1.57%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.20%/(g)/    (0.66)%    (0.60)%   (0.64)%    (0.75)%/(g)/
 Portfolio Turnover
  Rate................      64.2%/(g)/    124.7%     193.9%    176.7%     153.6%/(g)/

                           2005/(E)/       2004       2003      2002      2001/(H)/
                           ----            ----       ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $7.54          $7.14      $6.10     $7.39     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --          (0.06)     (0.05)    (0.06)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.07           0.46       1.09     (1.23)     (3.22)
                            ----           ----       ----     -----      -----
 Total From Investment
            Operations      0.07           0.40       1.04     (1.29)     (3.28)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)            --         --        --         --
                                             --         --        --         --
 Distributions from
  Realized Gains......     (0.13)            --         --        --         --
 ------
   Total Dividends and
         Distributions     (0.15)            --         --        --         --
 ------                    -----
Net Asset Value, End
 of Period............     $7.46          $7.54      $7.14     $6.10      $7.39
                           =====          =====      =====     =====      =====
Total Return..........      0.84%/(f)/     5.60%     17.05%   (17.46)%   (29.65)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $14,127         $7,582     $1,835      $611       $741
 Ratio of Expenses to
  Average Net Assets..      1.75%/(g)/     1.75%      1.75%     1.75%      1.75%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.04)%/(g)/   (0.85)%    (0.74)%   (0.82)%    (0.93)%/(g)/
 Portfolio Turnover
  Rate................      64.2%/(g)/    124.7%     193.9%    176.7%     153.6%/(g)/

                           2005/(E)/
                           ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $7.76
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.09
                            ----
 Total From Investment
            Operations      0.07

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)

 Distributions from
  Realized Gains......     (0.13)
   ----
   Total Dividends and
         Distributions     (0.15)
                           -----
Net Asset Value, End
 of Period............     $7.68
                           =====
Total Return..........      0.80%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $156
 Ratio of Expenses to
  Average Net Assets..      1.88%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.58)%/(g)/
 Portfolio Turnover
  Rate................      64.2%/(g)/

                           2005/(E)/       2004       2003      2002      2001/(I)/
                           ----            ----       ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $7.38          $7.00      $5.99     $7.27      $8.37
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --          (0.06)     (0.06)    (0.21)     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.07           0.44       1.07     (1.07)     (1.08)
                            ----           ----       ----     -----      -----
 Total From Investment
            Operations      0.07           0.38       1.01     (1.28)     (1.10)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)            --         --        --         --
                                             --         --        --         --
 Distributions from
  Realized Gains......     (0.13)            --         --        --         --
 ------
   Total Dividends and
         Distributions     (0.15)            --         --        --         --
 ------                    -----
Net Asset Value, End
 of Period............     $7.30          $7.38      $7.00     $5.99      $7.27
                           =====          =====      =====     =====      =====
Total Return /(c)/ ...      0.85%/(f)/     5.43%     16.86%   (17.61)%   (13.76)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $8,850         $7,723     $4,234    $2,425       $688
 Ratio of Expenses to
  Average Net Assets..      1.75%/(g)/     1.79%      1.95%     1.95%      1.93%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.97%/(g)/     2.10%      2.97%       --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.01%/(g)/    (0.88)%    (0.93)%   (1.01)%    (1.15)%/(g)/
 Portfolio Turnover
  Rate................      64.2%/(g)/    124.7%     193.9%    176.7%     153.6%/(g)/

                           2005/(E)/       2004       2003      2002      2001/(H)/
                           ----            ----       ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $7.76          $7.30      $6.19     $7.44     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03          (0.01)        --        --      (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.07           0.47       1.11     (1.25)     (3.21)
                            ----           ----       ----     -----      -----
 Total From Investment
            Operations      0.10           0.46       1.11     (1.25)     (3.23)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)            --         --        --         --
                                             --         --        --         --
 Distributions from
  Realized Gains......     (0.13)            --         --        --         --
 ------
   Total Dividends and
         Distributions     (0.16)            --         --        --         --
 ------                    -----
Net Asset Value, End
 of Period............     $7.70          $7.76      $7.30     $6.19      $7.44
                           =====          =====      =====     =====      =====
Total Return..........      1.13%/(f)/     6.30%     17.93%   (16.80)%   (29.18)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $624,074       $170,809    $56,784    $3,266     $3,193
 Ratio of Expenses to
  Average Net Assets..      1.00%/(g)/     1.00%      1.00%     1.00%      1.00%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.68%/(g)/    (0.10)%    (0.05)%   (0.07)%    (0.23)%/(g)/
 Portfolio Turnover
  Rate................      64.2%/(g)/    124.7%     193.9%    176.7%     153.6%/(g)/

                           2005/(E)/       2004       2003      2002      2001/(H)/
                           ----            ----       ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $7.67          $7.25      $6.15     $7.42     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02          (0.03)     (0.01)    (0.01)     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.08           0.45       1.11     (1.26)     (3.22)
                            ----           ----       ----     -----      -----
 Total From Investment
            Operations      0.10           0.42       1.10     (1.27)     (3.25)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)            --         --        --         --
                                             --         --        --         --
 Distributions from
  Realized Gains......     (0.13)            --         --        --         --
 ------
   Total Dividends and
         Distributions     (0.16)            --         --        --         --
 ------                    -----
Net Asset Value, End
 of Period............     $7.61          $7.67      $7.25     $6.15      $7.42
                           =====          =====      =====     =====      =====
Total Return..........      1.13%/(f)/     5.79%     17.89%   (17.12)%   (29.37)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $18,691        $15,288       $974      $843       $743
 Ratio of Expenses to
  Average Net Assets..      1.26%          1.26%      1.26%     1.26%      1.26%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.48%/(g)/    (0.39)%    (0.23)%   (0.33)%    (0.44)%/(g)/
 Portfolio Turnover
  Rate................      64.2%/(g)/    124.7%     193.9%    176.7%     153.6%/(g)/

                           2005/(E)/       2004       2003      2002      2001/(H)/
                           ----            ----       ----      ----      ----
PARTNERS LARGECAP GROWTH FUND II
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $7.64          $7.22      $6.14     $7.42     $10.67
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --          (0.04)     (0.02)    (0.03)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.09           0.46       1.10     (1.25)     (3.21)
                            ----           ----       ----     -----      -----
 Total From Investment
            Operations      0.09           0.42       1.08     (1.28)     (3.25)

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)            --         --        --         --
                                             --         --        --         --
 Distributions from
  Realized Gains......     (0.13)            --         --        --         --
 ------
   Total Dividends and
         Distributions     (0.15)            --         --        --         --
 ------                    -----
Net Asset Value, End
 of Period............     $7.58          $7.64      $7.22     $6.14      $7.42
                           =====          =====      =====     =====      =====
Total Return..........      1.12%/(f)/     5.82%     17.59%   (17.25)%   (29.37)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $16,294         $1,940       $723      $615       $742
 Ratio of Expenses to
  Average Net Assets..      1.38%/(g)/     1.38%      1.38%     1.37%      1.38%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.03%/(g)/    (0.48)%    (0.35)%   (0.44)%    (0.56)%/(g)/
 Portfolio Turnover
  Rate................      64.2%/(g)/    124.7%     193.9%    176.7%     153.6%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2004.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional and Preferred classes of shares each recognized $.01 of net investment income per share from November 30, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares incurred an unrealized gain of $.67, $.67, $.66, $.66 and $.67 per share, respectively, during the initial interim period.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                                                     2005/(D)/        2004          2003          2002        2001/(H)/
                                                     ----             ----          ----          ----        ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS PREFERRED SHARES
-------------------------
Net Asset Value, Beginning of Period..........      $12.92          $11.64         $9.57        $10.41       $10.40
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/         0.08            0.11          0.13         (0.01)        0.09
 Net Realized and Unrealized Gain (Loss) on
  Investments.................................        0.49            1.27          1.98         (0.79)       (0.05)
                                                      ----            ----          ----         -----        -----
              Total From Investment Operations        0.57            1.38          2.11         (0.80)        0.04
Less Dividends and Distributions:
 Dividends from Net Investment Income.........       (0.17)          (0.10)        (0.04)           --        (0.03)
 Distributions from Realized Gains............       (0.10)             --            --         (0.04)          --
  ------                                             -----                                       -----
             Total Dividends and Distributions       (0.27)          (0.10)        (0.04)        (0.04)       (0.03)
                                                     -----           -----         -----         -----        -----
Net Asset Value, End of Period................      $13.22          $12.92        $11.64         $9.57       $10.41
                                                    ======          ======        ======         =====       ======
Total Return..................................        4.41%/(e)/     11.95%        22.16%        (7.73)%       1.92%/(e)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands).....     $48,607         $34,752       $12,058        $2,797       $1,043
 Ratio of Expenses to Average Net Assets......        1.37%/(f)/      1.36%         1.34%         1.37%        1.37%/(f)/
 Ratio of Gross Expenses to Average Net Assets         /--            1.37%/(g)/    1.37%/(g)/    1.37%/(g)/     --
 Ratio of Net Investment Income to Average Net
  Assets......................................        1.19%/(f)/      0.90%         1.21%         0.99%        1.03%/(f)/
 Portfolio Turnover Rate......................        25.8%/(f)/      26.4%         16.2%          7.8%        19.5%/(f)/

                                                     2005/(D)/        2004          2003          2002        2001/(H)/
                                                     ----             ----          ----          ----        ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value, Beginning of Period..........      $12.59          $11.35         $9.33        $10.40       $10.40
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/         0.07            0.09          0.11         (0.02)        0.08
 Net Realized and Unrealized Gain (Loss) on
  Investments.................................        0.47            1.24          1.94         (1.01)       (0.05)
                                                      ----            ----          ----         -----        -----
              Total From Investment Operations        0.54            1.33          2.05         (1.03)        0.03
Less Dividends and Distributions:
 Dividends from Net Investment Income.........       (0.17)          (0.09)        (0.03)           --        (0.03)
 Distributions from Realized Gains............       (0.10)             --            --         (0.04)          --
  ------                                             -----                                       -----
             Total Dividends and Distributions       (0.27)          (0.09)        (0.03)        (0.04)       (0.03)
                                                     -----           -----         -----         -----        -----
Net Asset Value, End of Period................      $12.86          $12.59        $11.35         $9.33       $10.40
                                                    ======          ======        ======         =====       ======
Total Return..................................        4.27%/(e)/     11.73%        21.99%        (9.96)%       1.82%/(e)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands).....     $38,606         $33,241       $12,287        $4,013       $1,041
 Ratio of Expenses to Average Net Assets......        1.55%/(f)/      1.54%         1.52%         1.55%        1.55%/(f)/
 Ratio of Gross Expenses to Average Net Assets          --            1.55%/(g)/    1.55%/(g)/    1.55%/(g)/     --
 Ratio of Net Investment Income to Average Net
  Assets......................................        1.02%/(f)/      0.72%         1.03%         0.90%        0.85%/(f)/
 Portfolio Turnover Rate......................        25.8%/(f)/      26.4%         16.2%          7.8%        19.5%/(f)/

                                                     2005/(D)/
                                                     ----
PARTNERS LARGECAP VALUE FUND
----------------------------
ADVISORS SIGNATURE SHARES
-------------------------
Net Asset Value, Beginning of Period..........      $12.69
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(j)/         0.05
 Net Realized and Unrealized Gain (Loss) on
  Investments.................................        0.46
                                                      ----
              Total From Investment Operations        0.51
Less Dividends and Distributions:
 Dividends from Net Investment Income.........       (0.17)
 Distributions from Realized Gains............       (0.10)
                                                     -----
             Total Dividends and Distributions       (0.27)
                                                     -----
Net Asset Value, End of Period................      $12.93
                                                    ======
Total Return..................................        3.99%/(e)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands).....         $20
 Ratio of Expenses to Average Net Assets......        1.68%/(f)/
 Ratio of Net Investment Income to Average Net
  Assets......................................        0.72%/(f)/
 Portfolio Turnover Rate......................        25.8%/(f)/

                                                     2005/(D)/        2004          2003          2002        2001/(I)/
                                                     ----             ----          ----          ----        ----
PARTNERS LARGECAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value, Beginning of Period..........      $12.58          $11.34         $9.33        $10.42       $10.82
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/         0.06            0.08          0.08          0.02         0.01
 Net Realized and Unrealized Gain (Loss) on
  Investments.................................        0.48            1.23          1.94         (1.07)       (0.41)
                                                      ----            ----          ----         -----        -----
              Total From Investment Operations        0.54            1.31          2.02         (1.05)       (0.40)
Less Dividends and Distributions:
 Dividends from Net Investment Income.........       (0.17)          (0.07)        (0.01)           --           --
 Distributions from Realized Gains............       (0.10)             --            --         (0.04)          --
  ------                                             -----                                       -----
             Total Dividends and Distributions       (0.27)          (0.07)        (0.01)        (0.04)          --
  ----                                               -----           -----         -----         -----
Net Asset Value, End of Period................      $12.85          $12.58        $11.34         $9.33       $10.42
                                                    ======          ======        ======         =====       ======
Total Return /(b)/ ...........................        4.27%/(e)/     11.56%        21.64%       (10.13)%      (3.43)%/(e)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands).....     $57,762         $41,043       $16,843        $5,816         $708
 Ratio of Expenses to Average Net Assets......        1.54%/(f)/      1.63%         1.75%         1.75%        1.72%/(f)/
 Ratio of Gross Expenses to Average Net Assets
  /(c)/ ......................................          --            1.64%/(g)/    2.01%/(g)/    1.75%/(g)/     --
 Ratio of Net Investment Income to Average Net
  Assets......................................        0.99%/(f)/      0.64%         0.79%         0.68%        0.52%/(f)/
 Portfolio Turnover Rate......................        25.8%/(f)/      26.4%         16.2%          7.8%        19.5%/(f)/

                                                     2005/(D)/        2004          2003          2002        2001/(H)/
                                                     ----             ----          ----          ----        ----
PARTNERS LARGECAP VALUE FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value, Beginning of Period..........      $12.67          $11.42         $9.39        $10.45       $10.41
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/         0.12            0.18          0.18          0.11         0.04
 Net Realized and Unrealized Gain (Loss) on
  Investments.................................        0.49            1.24          1.95         (1.07)        0.03
                                                      ----            ----          ----         -----         ----
              Total From Investment Operations        0.61            1.42          2.13         (0.96)        0.07
Less Dividends and Distributions:
 Dividends from Net Investment Income.........       (0.18)          (0.17)        (0.10)        (0.06)       (0.03)
 Distributions from Realized Gains............       (0.10)             --            --         (0.04)          --
  ------                                             -----                                       -----
             Total Dividends and Distributions       (0.28)          (0.17)        (0.10)        (0.10)       (0.03)
                                                     -----           -----         -----         -----        -----
Net Asset Value, End of Period................      $13.00          $12.67        $11.42         $9.39       $10.45
                                                    ======          ======        ======         =====       ======
Total Return..................................        4.79%/(e)/     12.56%        22.86%        (9.32)%       2.21%/(e)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands).....  $1,250,018      $1,170,226      $964,633      $441,889      $23,921
 Ratio of Expenses to Average Net Assets......        0.80%/(f)/      0.78%         0.77%         0.80%        0.80%/(f)/
 Ratio of Gross Expenses to Average Net Assets          --            0.80%/(g)/    0.80%/(g)/    0.80%/(g)/     --
 Ratio of Net Investment Income to Average Net
  Assets......................................        1.79%/(f)/      1.50%         1.79%         1.59%        1.33%/(f)/
 Portfolio Turnover Rate......................        25.8%/(f)/      26.4%         16.2%          7.8%        19.5%/(f)/

                                                     2005/(D)/        2004          2003          2002        2001/(H)/
                                                     ----             ----          ----          ----        ----
PARTNERS LARGECAP VALUE FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value, Beginning of Period..........      $12.68          $11.43         $9.40        $10.44       $10.40
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/         0.10            0.15          0.16            --         0.12
 Net Realized and Unrealized Gain (Loss) on
  Investments.................................        0.49            1.24          1.94         (0.97)       (0.05)
                                                      ----            ----          ----         -----        -----
              Total From Investment Operations        0.59            1.39          2.10         (0.97)        0.07
Less Dividends and Distributions:
 Dividends from Net Investment Income.........       (0.18)          (0.14)        (0.07)        (0.03)       (0.03)
 Distributions from Realized Gains............       (0.10)             --            --         (0.04)          --
  ------                                             -----                                       -----
             Total Dividends and Distributions       (0.28)          (0.14)        (0.07)        (0.07)       (0.03)
                                                     -----           -----         -----         -----        -----
Net Asset Value, End of Period................      $12.99          $12.68        $11.43         $9.40       $10.44
                                                    ======          ======        ======         =====       ======
Total Return..................................        4.60%/(e)/     12.26%        22.52%        (9.37)%       2.12%/(e)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands).....     $61,355         $45,729       $25,399       $10,021       $1,045
 Ratio of Expenses to Average Net Assets......        1.06%/(f)/      1.04%         1.03%         1.06%        1.06%/(f)/
 Ratio of Gross Expenses to Average Net Assets          --            1.06%/(g)/    1.06%/(g)/    1.06%/(g)/     --
 Ratio of Net Investment Income to Average Net
  Assets......................................        1.49%/(f)/      1.23%         1.53%         1.44%        1.34%/(f)/
 Portfolio Turnover Rate......................        25.8%/(f)/      26.4%         16.2%          7.8%        19.5%/(f)/
                                                     2005/(D)/        2004          2003          2002        2001/(H)/
                                                     ----             ----          ----          ----        ----
PARTNERS LARGECAP VALUE FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value, Beginning of Period..........      $12.64          $11.39         $9.38        $10.43       $10.40
Income from Investment Operations:
 Net Investment Income (Operating Loss) /(a)/         0.09            0.12          0.15          0.12         0.11
 Net Realized and Unrealized Gain (Loss) on
  Investments.................................        0.49            1.26          1.92         (1.11)       (0.05)
                                                      ----            ----          ----         -----        -----
              Total From Investment Operations        0.58            1.38          2.07         (0.99)        0.06
Less Dividends and Distributions:
 Dividends from Net Investment Income.........       (0.18)          (0.13)        (0.06)        (0.02)       (0.03)
 Distributions from Realized Gains............       (0.10)             --            --         (0.04)          --
  ------                                             -----                                       -----
             Total Dividends and Distributions       (0.28)          (0.13)        (0.06)        (0.06)       (0.03)
                                                     -----           -----         -----         -----        -----
Net Asset Value, End of Period................      $12.94          $12.64        $11.39         $9.38       $10.43
                                                    ======          ======        ======         =====       ======
Total Return..................................        4.53%/(e)/     12.17%        22.21%        (9.59)%       2.12%/(e)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands).....     $22,279         $13,694          $992          $979       $1,044
 Ratio of Expenses to Average Net Assets......        1.18%/(f)/      1.17%         1.15%         1.17%        1.18%/(f)/
 Ratio of Gross Expenses to Average Net Assets          --            1.18%/(g)/    1.18%/(g)/    1.17%/(g)/     --
 Ratio of Net Investment Income to Average Net
  Assets......................................        1.34%/(f)/      0.98%         1.42%         1.22%        1.22%/(f)/
 Portfolio Turnover Rate......................        25.8%/(f)/      26.4%         16.2%          7.8%        19.5%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.39, $.39, $.40, $.39 and $.39 per share, respectively, from November 27, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.
/(j) /Calculated based on average shares outstanding during the period.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/   2004/(E)/
                           ----        ----
PARTNERS LARGECAP VALUE FUND I
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.51      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.04        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.48        0.48
                            ----        ----
 Total From Investment
            Operations      0.52        0.51

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)         --
 ------
   Total Dividends and
         Distributions     (0.04)         --
 ----                      -----
Net Asset Value, End
 of Period............    $10.99      $10.51
                          ======      ======
Total Return..........      4.92%/(c)/  5.10%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $11         $10
 Ratio of Expenses to
  Average Net Assets..      1.37%/(d)/  1.37%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.79%/(d)/  0.64%/(d)/
 Portfolio Turnover
  Rate................      38.6%/(d)/  32.7%/(d)/

                           2005/(B)/   2004/(E)/
                           ----        ----
PARTNERS LARGECAP VALUE FUND I
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.50      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03        0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.49        0.48
                            ----        ----
 Total From Investment
            Operations      0.52        0.50

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)         --
 ------
   Total Dividends and
         Distributions     (0.04)         --
 ----                      -----
Net Asset Value, End
 of Period............    $10.98      $10.50
                          ======      ======
Total Return..........      4.91%/(c)/  5.00%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $17         $10
 Ratio of Expenses to
  Average Net Assets..      1.55%/(d)/  1.55%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.63%/(d)/  0.47%/(d)/
 Portfolio Turnover
  Rate................      38.6%/(d)/  32.7%/(d)/

                           2005/(B)/
                           ----
PARTNERS LARGECAP VALUE FUND I
------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.46
                            ----
 Total From Investment
            Operations      0.48

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)
   ----
   Total Dividends and
         Distributions     (0.03)
                           -----
Net Asset Value, End
 of Period............    $11.01
                          ======
Total Return..........      4.58%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $212
 Ratio of Expenses to
  Average Net Assets..      1.68%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.37%/(d)/
 Portfolio Turnover
  Rate................      38.6%/(d)/

                           2005/(B)/   2004/(E)/
                           ----        ----
PARTNERS LARGECAP VALUE FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.53      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.08        0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.48        0.48
                            ----        ----
 Total From Investment
            Operations      0.56        0.53

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)         --
 ------
   Total Dividends and
         Distributions     (0.04)         --
 ----                      -----
Net Asset Value, End
 of Period............    $11.05      $10.53
                          ======      ======
Total Return..........      5.34%/(c)/  5.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $184,095      $5,225
 Ratio of Expenses to
  Average Net Assets..      0.80%/(d)/  0.80%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.50%/(d)/  1.22%/(d)/
 Portfolio Turnover
  Rate................      38.6%/(d)/  32.7%/(d)/

                           2005/(B)/   2004/(E)/
                           ----        ----
PARTNERS LARGECAP VALUE FUND I
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.52      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.07        0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.48        0.48
                            ----        ----
 Total From Investment
            Operations      0.55        0.52

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)         --
 ------
   Total Dividends and
         Distributions     (0.04)         --
 ----                      -----
Net Asset Value, End
 of Period............    $11.03      $10.52
                          ======      ======
Total Return..........      5.22%/(c)/  5.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $2,458         $11
 Ratio of Expenses to
  Average Net Assets..      1.06%/(d)/  1.06%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.31%/(d)/  0.97%/(d)/
 Portfolio Turnover
  Rate................      38.6%/(d)/  32.7%/(d)/

                           2005/(B)/   2004/(E)/
                           ----        ----
PARTNERS LARGECAP VALUE FUND I
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.52      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.05        0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.48        0.48
                            ----        ----
 Total From Investment
            Operations      0.53        0.52

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)         --
 ------
   Total Dividends and
         Distributions     (0.04)         --
 ----                      -----
Net Asset Value, End
 of Period............    $11.01      $10.52
                          ======      ======
Total Return..........      5.02%/(c)/  5.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $11         $11
 Ratio of Expenses to
  Average Net Assets..      1.18%/(d)/  1.18%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.98%/(d)/  0.82%/(d)/
 Portfolio Turnover
  Rate................      38.6%/(d)/  32.7%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2005/(B)/
                           ----
PARTNERS LARGECAP VALUE FUND II
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.30)
                           -----
 Total From Investment
            Operations     (0.27)
   ----
Net Asset Value, End
 of Period............     $9.73
                           =====
Total Return..........     (2.70)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10
 Ratio of Expenses to
  Average Net Assets..      1.42%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.91%/(d)/
 Portfolio Turnover
  Rate................       4.4%/(d)/

                           2005/(B)/
                           ----
PARTNERS LARGECAP VALUE FUND II
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.29)
                           -----
 Total From Investment
            Operations     (0.27)
   ----
Net Asset Value, End
 of Period............     $9.73
                           =====
Total Return..........     (2.70)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10
 Ratio of Expenses to
  Average Net Assets..      1.60%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.75%/(d)/
 Portfolio Turnover
  Rate................       4.4%/(d)/

                           2005/(B)/
                           ----
PARTNERS LARGECAP VALUE FUND II
-------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.30)
                           -----
 Total From Investment
            Operations     (0.28)
   ----
Net Asset Value, End
 of Period............     $9.72
                           =====
Total Return..........     (2.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10
 Ratio of Expenses to
  Average Net Assets..      1.73%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.60%/(d)/
 Portfolio Turnover
  Rate................       4.4%/(d)/

                           2005/(B)/
                           ----
PARTNERS LARGECAP VALUE FUND II
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.32)
                           -----
 Total From Investment
            Operations     (0.25)
   ----
Net Asset Value, End
 of Period............     $9.75
                           =====
Total Return..........     (2.50)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $180,175
 Ratio of Expenses to
  Average Net Assets..      0.85%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.11%/(d)/
 Portfolio Turnover
  Rate................       4.4%/(d)/

                           2005/(B)/
                           ----
PARTNERS LARGECAP VALUE FUND II
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating
  Loss)/(a)/..........      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.31)
                           -----
 Total From Investment
            Operations     (0.25)
   ----
Net Asset Value, End
 of Period............     $9.75
                           =====
Total Return..........     (2.50)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $394
 Ratio of Expenses to
  Average Net Assets..      1.11%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.96%/(d)/
 Portfolio Turnover
  Rate................       4.4%/(d)/

                           2005/(B)/
                           ----
PARTNERS LARGECAP VALUE FUND II
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.30)
                           -----
 Total From Investment
            Operations     (0.26)
   ----
Net Asset Value, End
 of Period............     $9.74
                           =====
Total Return..........     (2.60)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10
 Ratio of Expenses to
  Average Net Assets..      1.23%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.11%/(d)/
 Portfolio Turnover
  Rate................       4.4%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 29, 2004 date operations commenced, through April 30,
  2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(E)/      2004        2003        2002      2001/(I)/
                          ----           ----        ----        ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.66         $7.45       $5.30       $6.51     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)        (0.09)      (0.09)      (0.05)        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.32          0.30        2.24       (1.16)     (4.58)
                           ----          ----        ----       -----      -----
 Total From Investment
            Operations     0.27          0.21        2.15       (1.21)     (4.58)
                           ----          ----        ----       -----      -----
Net Asset Value, End
 of Period............    $7.93         $7.66       $7.45       $5.30      $6.51
                          =====         =====       =====       =====      =====
Total Return..........     3.52%/(f)/    2.82%      40.57%     (18.59)%   (40.49)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $13,821       $13,413      $4,371      $1,296       $815
 Ratio of Expenses to
  Average Net Assets..     1.57%/(g)/    1.47%       1.56%       1.57%      1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.57%/(h)/  1.57%/(h)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.19)%/(g)/  (1.17)%     (1.33)%     (1.35)%    (1.33)%/(g)/
 Portfolio Turnover
  Rate................    122.0%/(g)/   163.7%      163.3%      225.6%     347.3%/(g)/

                          2005/(E)/      2004        2003        2002      2001/(I)/
                          ----           ----        ----        ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.49         $7.30       $5.21       $6.50     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)        (0.10)      (0.09)      (0.10)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.31          0.29        2.18       (1.19)     (4.58)
                           ----          ----        ----       -----      -----
 Total From Investment
            Operations     0.26          0.19        2.09       (1.29)     (4.59)
                           ----          ----        ----       -----      -----
Net Asset Value, End
 of Period............    $7.75         $7.49       $7.30       $5.21      $6.50
                          =====         =====       =====       =====      =====
Total Return..........     3.47%/(f)/    2.60%      40.12%     (19.85)%   (40.53)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $9,025        $6,991      $2,461        $653       $814
 Ratio of Expenses to
  Average Net Assets..     1.75%/(g)/    1.65%       1.74%       1.75%      1.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.75%/(h)/  1.75%/(h)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.37)%/(g)/  (1.35)%     (1.52)%     (1.53)%    (1.51)%/(g)/
 Portfolio Turnover
  Rate................    122.0%/(g)/   163.7%      163.3%      225.6%     347.3%/(g)/

                          2005/(E)/
                          ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.44
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.32
                           ----
 Total From Investment
            Operations     0.26
                           ----
Net Asset Value, End
 of Period............    $7.70
                          =====
Total Return..........     3.49%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $12
 Ratio of Expenses to
  Average Net Assets..     1.88%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.48)%/(g)/
 Portfolio Turnover
  Rate................    122.0%/(g)/

                          2005/(E)/      2004        2003        2002      2001/(J)/
                          ----           ----        ----        ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.20         $7.03       $5.03       $6.28      $8.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.06)        (0.12)      (0.10)      (0.09)      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.30          0.29        2.10       (1.16)     (2.03)
                           ----          ----        ----       -----      -----
 Total From Investment
            Operations     0.24          0.17        2.00       (1.25)     (1.99)
                           ----          ----        ----       -----      -----
Net Asset Value, End
 of Period............    $7.44         $7.20       $7.03       $5.03      $6.28
                          =====         =====       =====       =====      =====
Total Return /(c)/ ...     3.33%/(f)/    2.42%      39.76%     (19.90)%   (24.43)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $17,963       $15,436      $9,625      $2,648       $663
 Ratio of Expenses to
  Average Net Assets..     1.93%/(g)/    1.92%       1.95%       1.95%      1.90%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.93%/(g)/    2.02%/(h)/  2.72%/(h)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.55)%/(g)/  (1.63)%     (1.73)%     (1.72)%    (1.66)%/(g)/
 Portfolio Turnover
  Rate................    122.0%/(g)/   163.7%      163.3%      225.6%     347.3%/(g)/

                          2005/(E)/      2004        2003        2002      2001/(J)/
                          ----           ----        ----        ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $7.45         $7.20       $5.10       $6.31      $8.27
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.04)      (0.04)      (0.05)      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.31          0.29        2.14       (1.16)     (2.00)
                           ----          ----        ----       -----      -----
 Total From Investment
            Operations     0.29          0.25        2.10       (1.21)     (1.96)
                           ----          ----        ----       -----      -----
Net Asset Value, End
 of Period............    $7.74         $7.45       $7.20       $5.10      $6.31
                          =====         =====       =====       =====      =====
Total Return..........     3.89%/(f)/    3.47%      41.18%     (19.18)%   (24.07)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $9            $9          $8          $6         $7
 Ratio of Expenses to
  Average Net Assets..     1.00%/(g)/    0.89%       0.99%       1.00%      1.00%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.00%/(h)/  1.00%/(h)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.62)%/(g)/  (0.60)%     (0.76)%     (0.78)%    (0.77)%/(g)/
 Portfolio Turnover
  Rate................    122.0%/(g)/   163.7%      163.3%      225.6%     347.3%/(g)/

                          2005/(E)/      2004        2003        2002      2001/(I)/
                          ----           ----        ----        ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.67         $7.43       $5.26       $6.52     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)        (0.07)      (0.07)      (0.03)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.32          0.31        2.24       (1.23)     (4.52)
                           ----          ----        ----       -----      -----
 Total From Investment
            Operations     0.28          0.24        2.17       (1.26)     (4.57)
                           ----          ----        ----       -----      -----
Net Asset Value, End
 of Period............    $7.95         $7.67       $7.43       $5.26      $6.52
                          =====         =====       =====       =====      =====
Total Return..........     3.65%/(f)/    3.23%      41.25%     (19.33)%   (40.40)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,515        $8,533      $7,384      $1,155       $815
 Ratio of Expenses to
  Average Net Assets..     1.26%/(g)/    1.15%       1.24%       1.26%      1.26%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.26%/(h)/  1.26%/(h)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.88)%/(g)/  (0.86)%     (1.03)%     (1.04)%    (1.00)%/(g)/
 Portfolio Turnover
  Rate................    122.0%/(g)/   163.7%      163.3%      225.6%     347.3%/(g)/

                          2005/(E)/      2004        2003        2002      2001/(I)/
                          ----           ----        ----        ----      ----
PARTNERS MIDCAP GROWTH FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.61         $7.38       $5.25       $6.52     $11.09
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)        (0.08)      (0.07)      (0.07)      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.32          0.31        2.20       (1.20)     (4.58)
                           ----          ----        ----       -----      -----
 Total From Investment
            Operations     0.28          0.23        2.13       (1.27)     (4.57)
                           ----          ----        ----       -----      -----
Net Asset Value, End
 of Period............    $7.89         $7.61       $7.38       $5.25      $6.52
                          =====         =====       =====       =====      =====
Total Return..........     3.68%/(f)/    3.12%      40.57%     (19.48)%   (40.40)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $167          $124        $408        $657       $816
 Ratio of Expenses to
  Average Net Assets..     1.38%/(g)/    1.24%       1.37%       1.37%      1.38%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.38%/(h)/  1.38%/(h)/    --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.01)%/(g)/  (0.99)%     (1.14)%     (1.15)%    (1.14)%/(g)/
 Portfolio Turnover
  Rate................    122.0%/(g)/   163.7%      163.3%      225.6%     347.3%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Expense ratio without commission rebates.
/(i) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. The Preferred class recognized $.01 of net investment income per share from November 29, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $1.09, $1.09, $1.08 and $1.09 per share, respectively, during the initial interim period.
/(j) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.24 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/      2004/(E)/
                           ----           ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.16         $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)         (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.38          (0.04)
                            ----          -----
 Total From Investment
            Operations      0.33          (0.08)
                            ----          -----
Net Asset Value, End
 of Period............    $10.49         $10.16
                          ======         ======
Total Return..........      3.25%/(c)/    (0.78)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,001           $735
 Ratio of Expenses to
  Average Net Assets..      1.57%/(d)/     1.44%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.57%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.94)%/(d)/   (0.86)%/(d)/
 Portfolio Turnover
  Rate................      73.7%/(d)/     91.1%/(d)/

                           2005/(B)/      2004/(E)/
                           ----           ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.15         $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.06)         (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.38          (0.04)
                            ----          -----
 Total From Investment
            Operations      0.32          (0.09)
                            ----          -----
Net Asset Value, End
 of Period............    $10.47         $10.15
                          ======         ======
Total Return..........      3.15%/(c)/    (0.88)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $300           $241
 Ratio of Expenses to
  Average Net Assets..      1.75%/(d)/     1.72%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.75%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.11)%/(d)/   (1.22)%/(d)/
 Portfolio Turnover
  Rate................      73.7%/(d)/     91.1%/(d)/

                           2005/(B)/
                           ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.39
                            ----
 Total From Investment
            Operations      0.32
                            ----
Net Asset Value, End
 of Period............    $10.51
                          ======
Total Return..........      3.14%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $26
 Ratio of Expenses to
  Average Net Assets..      1.88%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.31)%/(d)/
 Portfolio Turnover
  Rate................      73.7%/(d)/

                           2005/(B)/      2004/(E)/
                           ----           ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.18         $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.02)         (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.39           0.22
                            ----           ----
 Total From Investment
            Operations      0.37           0.18
                            ----           ----
Net Asset Value, End
 of Period............    $10.55         $10.18
                          ======         ======
Total Return..........      3.63%/(c)/     1.80%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $222,628       $128,884
 Ratio of Expenses to
  Average Net Assets..      1.00%/(d)/     0.98%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.00%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.35)%/(d)/   (0.49)%/(d)/
 Portfolio Turnover
  Rate................      73.7%/(d)/     91.1%/(d)/

                           2005/(B)/      2004/(E)/
                           ----           ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.17         $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)         (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.40          (0.04)
                            ----          -----
 Total From Investment
            Operations      0.37          (0.07)
                            ----          -----
Net Asset Value, End
 of Period............    $10.54         $10.17
                          ======         ======
Total Return..........      3.64%/(c)/    (0.68)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $778           $161
 Ratio of Expenses to
  Average Net Assets..      1.26%/(d)/     1.23%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.26%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.62)%/(d)/   (0.67)%/(d)/
 Portfolio Turnover
  Rate................      73.7%/(d)/     91.1%/(d)/

                           2005/(B)/      2004/(E)/
                           ----           ----
PARTNERS MIDCAP GROWTH FUND I
-----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.17         $10.24
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)         (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.38          (0.03)
                            ----          -----
 Total From Investment
            Operations      0.34          (0.07)
                            ----          -----
Net Asset Value, End
 of Period............    $10.51         $10.17
                          ======         ======
Total Return..........      3.34%/(c)/    (0.68)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $284            $10
 Ratio of Expenses to
  Average Net Assets..      1.38%/(d)/     1.35%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.38%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.84)%/(d)/   (0.86)%/(d)/
 Portfolio Turnover
  Rate................      73.7%/(d)/     91.1%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(f) /Expense ratio without commission rebates.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/
                           ----
PARTNERS MIDCAP GROWTH FUND II
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.46)
                           -----
 Total From Investment
            Operations     (0.50)
                           -----
Net Asset Value, End
 of Period............     $9.50
                           =====
Total Return..........     (5.00)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $111
 Ratio of Expenses to
  Average Net Assets..      1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.35)%/(d)/
 Portfolio Turnover
  Rate................     145.0%/(d)/

                           2005/(B)/
                           ----
PARTNERS MIDCAP GROWTH FUND II
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.47)
                           -----
 Total From Investment
            Operations     (0.51)
                           -----
Net Asset Value, End
 of Period............     $9.49
                           =====
Total Return..........     (5.10)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........        $9
 Ratio of Expenses to
  Average Net Assets..      1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.31)%/(d)/
 Portfolio Turnover
  Rate................     145.0%/(d)/

                           2005/(B)/
                           ----
PARTNERS MIDCAP GROWTH FUND II
------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.46)
                           -----
 Total From Investment
            Operations     (0.51)
                           -----
Net Asset Value, End
 of Period............     $9.49
                           =====
Total Return..........     (5.10)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........        $9
 Ratio of Expenses to
  Average Net Assets..      1.88%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.46)%/(d)/
 Portfolio Turnover
  Rate................     145.0%/(d)/

                           2005/(B)/
                           ----
PARTNERS MIDCAP GROWTH FUND II
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.41)
                           -----
 Total From Investment
            Operations     (0.44)
                           -----
Net Asset Value, End
 of Period............     $9.56
                           =====
Total Return..........     (4.40)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $375,940
 Ratio of Expenses to
  Average Net Assets..      1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.97)%/(d)/
 Portfolio Turnover
  Rate................     145.0%/(d)/

                           2005/(B)/
                           ----
PARTNERS MIDCAP GROWTH FUND II
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.46)
                           -----
 Total From Investment
            Operations     (0.49)
                           -----
Net Asset Value, End
 of Period............     $9.51
                           =====
Total Return..........     (4.90)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10
 Ratio of Expenses to
  Average Net Assets..      1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.82)%/(d)/
 Portfolio Turnover
  Rate................     145.0%/(d)/

                           2005/(B)/
                           ----
PARTNERS MIDCAP GROWTH FUND II
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.47)
                           -----
 Total From Investment
            Operations     (0.50)
                           -----
Net Asset Value, End
 of Period............     $9.50
                           =====
Total Return..........     (5.00)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $12
 Ratio of Expenses to
  Average Net Assets..      1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.92)%/(d)/
 Portfolio Turnover
  Rate................     145.0%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Period from December 29, 2004, date operations commenced, through April
  30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(E)/       2004         2003         2002     2001/(I)/
                           ----            ----         ----         ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $13.84         $12.03        $9.39        $9.38    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)         (0.05)       (0.05)       (0.03)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.88           2.02         2.69         0.04     (0.75)
                            ----           ----         ----         ----     -----
 Total From Investment
            Operations      0.85           1.97         2.64         0.01     (0.75)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --           --           --     (0.01)
 Distributions from
  Realized Gains......     (0.98)         (0.16)          --           --        --
 -----                     -----          -----
   Total Dividends and
         Distributions     (0.98)         (0.16)          --           --     (0.01)
  ----                     -----          -----                               -----
Net Asset Value, End
 of Period............    $13.71         $13.84       $12.03        $9.39     $9.38
                          ======         ======       ======        =====     =====
Total Return..........      6.00%/(f)/    16.53%       28.12%        0.11%    (6.77)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $11,903         $6,176       $3,305       $1,449      $940
 Ratio of Expenses to
  Average Net Assets..      1.57%/(g)/     1.54%        1.55%        1.57%     1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.57%/(h)/   1.57%/(h)/     --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.45)%/(g)/   (0.37)%      (0.46)%      (0.45)%   (0.12)%/(g)/
 Portfolio Turnover
  Rate................      38.6%/(g)/     49.9%        49.7%        80.0%    224.9%/(g)/

                           2005/(E)/       2004         2003         2002     2001/(I)/
                           ----            ----         ----         ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $13.57         $11.82        $9.24        $9.37    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)         (0.07)       (0.07)       (0.05)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.87           1.98         2.65        (0.08)    (0.75)
                            ----           ----         ----        -----     -----
 Total From Investment
            Operations      0.83           1.91         2.58        (0.13)    (0.76)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --           --           --     (0.01)
 Distributions from
  Realized Gains......     (0.98)         (0.16)          --           --        --
 -----                     -----          -----
   Total Dividends and
         Distributions     (0.98)         (0.16)          --           --     (0.01)
  ----                     -----          -----                               -----
Net Asset Value, End
 of Period............    $13.42         $13.57       $11.82        $9.24     $9.37
                          ======         ======       ======        =====     =====
Total Return..........      5.97%/(f)/    16.31%       27.92%       (1.39)%   (6.87)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $14,168         $5,874       $2,962       $1,177      $989
 Ratio of Expenses to
  Average Net Assets..      1.75%/(g)/     1.72%        1.73%        1.75%     1.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.75%/(h)/   1.75%/(h)/     --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.63)%/(g)/   (0.54)%      (0.67)%      (0.64)%   (0.30)%/(g)/
 Portfolio Turnover
  Rate................      38.6%/(g)/     49.9%        49.7%        80.0%    224.9%/(g)/

                           2005/(E)/
                           ----
PARTNERS MIDCAP VALUE FUND
--------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $13.93
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.89
                            ----
 Total From Investment
            Operations      0.83
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.98)
                           -----
   Total Dividends and
         Distributions     (0.98)
                           -----
Net Asset Value, End
 of Period............    $13.78
                          ======
Total Return..........      5.81%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $36
 Ratio of Expenses to
  Average Net Assets..      1.88%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.81)%/(g)/
 Portfolio Turnover
  Rate................      38.6%/(g)/

                           2005/(E)/       2004         2003         2002     2001/(J)/
                           ----            ----         ----         ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $13.46         $11.75        $9.21        $9.35    $10.20
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)         (0.10)       (0.09)       (0.04)    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.87           1.97         2.63        (0.10)    (0.83)
                            ----           ----         ----        -----     -----
 Total From Investment
            Operations      0.82           1.87         2.54        (0.14)    (0.85)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.98)         (0.16)          --           --        --
 -----                     -----          -----
   Total Dividends and
         Distributions     (0.98)         (0.16)          --           --        --
 -----                     -----          -----
Net Asset Value, End
 of Period............    $13.30         $13.46       $11.75        $9.21     $9.35
                          ======         ======       ======        =====     =====
Total Return /(c)/ ...      5.95%/(f)/    16.06%       27.58%       (1.50)%   (8.15)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $54,694        $32,930      $12,295       $4,573      $891
 Ratio of Expenses to
  Average Net Assets..      1.82%/(g)/     1.93%        1.94%        1.95%     1.92%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      1.82%/(g)/     1.96%/(h)/   2.49%/(h)/     --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.69)%/(g)/   (0.77)%      (0.89)%      (0.94)%   (0.48)%/(g)/
 Portfolio Turnover
  Rate................      38.6%/(g)/     49.9%        49.7%        80.0%    224.9%/(g)/

                           2005/(E)/       2004         2003         2002     2001/(I)/
                           ----            ----         ----         ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $13.92         $12.04        $9.34        $9.43    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01           0.02         0.01        (0.02)     0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.89           2.03         2.69        (0.04)    (0.73)
                            ----           ----         ----        -----     -----
 Total From Investment
            Operations      0.90           2.05         2.70        (0.06)    (0.70)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.01)          --        (0.01)    (0.01)
 Distributions from
  Realized Gains......     (0.98)         (0.16)          --           --        --
 Tax Return of Capital
  Distribution........        --             --           --        (0.02)       --
 ------
   Total Dividends and
         Distributions     (0.98)         (0.17)          --        (0.03)    (0.01)
  ----                     -----          -----                     -----     -----
Net Asset Value, End
 of Period............    $13.84         $13.92       $12.04        $9.34     $9.43
                          ======         ======       ======        =====     =====
Total Return..........      6.34%/(f)/    17.15%       28.91%       (0.67)%   (6.28)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $329,066       $215,174      $78,679      $21,210    $2,956
 Ratio of Expenses to
  Average Net Assets..      1.00%/(g)/     0.97%        0.98%        1.00%     1.00%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.00%/(h)/   1.00%/(h)/     --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.13%/(g)/     0.19%        0.07%          --      0.44%/(g)/
 Portfolio Turnover
  Rate................      38.6%/(g)/     49.9%        49.7%        80.0%    224.9%/(g)/

                           2005/(E)/       2004         2003         2002     2001/(I)/
                           ----            ----         ----         ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $13.83         $11.98        $9.33        $9.41    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)         (0.01)       (0.02)       (0.02)     0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.88           2.02         2.67        (0.06)    (0.74)
                            ----           ----         ----        -----     -----
 Total From Investment
            Operations      0.87           2.01         2.65        (0.08)    (0.72)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --           --           --     (0.01)
 Distributions from
  Realized Gains......     (0.98)         (0.16)          --           --        --
 -----                     -----          -----
   Total Dividends and
         Distributions     (0.98)         (0.16)          --           --     (0.01)
  ----                     -----          -----                               -----
Net Asset Value, End
 of Period............    $13.72         $13.83       $11.98        $9.33     $9.41
                          ======         ======       ======        =====     =====
Total Return..........      6.16%/(f)/    16.93%       28.40%       (0.83)%   (6.48)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $14,561         $5,440       $3,154       $1,485      $942
 Ratio of Expenses to
  Average Net Assets..      1.26%/(g)/     1.23%        1.24%        1.26%     1.26%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.26%/(h)/   1.26%/(h)/     --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.13)%/(g)/   (0.05)%      (0.18)%      (0.16)%    0.19%/(g)/
 Portfolio Turnover
  Rate................      38.6%/(g)/     49.9%        49.7%        80.0%    224.9%/(g)/

                           2005/(E)/       2004         2003         2002     2001/(I)/
                           ----            ----         ----         ----     ----
PARTNERS MIDCAP VALUE FUND
--------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $13.77         $11.95        $9.31        $9.40    $10.14
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.02)         (0.01)       (0.03)       (0.02)     0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.88           1.99         2.67        (0.07)    (0.74)
                            ----           ----         ----        -----     -----
 Total From Investment
            Operations      0.86           1.98         2.64        (0.09)    (0.73)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --           --           --     (0.01)
 Distributions from
  Realized Gains......     (0.98)         (0.16)          --           --        --
 -----                     -----          -----
   Total Dividends and
         Distributions     (0.98)         (0.16)          --           --     (0.01)
  ----                     -----          -----                               -----
Net Asset Value, End
 of Period............    $13.65         $13.77       $11.95        $9.31     $9.40
                          ======         ======       ======        =====     =====
Total Return..........      6.11%/(f)/    16.72%       28.36%       (0.96)%   (6.58)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $8,354           $945       $1,565         $932      $941
 Ratio of Expenses to
  Average Net Assets..      1.38%/(g)/     1.35%        1.36%        1.37%     1.38%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.38%/(h)/   1.38%/(h)/     --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.28)%/(g)/   (0.11)%      (0.29)%      (0.24)%    0.07%/(g)/
 Portfolio Turnover
  Rate................      38.6%/(g)/     49.9%        49.7%        80.0%    224.9%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Expense ratio without commission rebates.
/(i) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Institutional shares recognized $.01 of net investment income per share from November 28, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares incurred an unrealized gain of $.14, $.14, $.13, $.14 and $.14 per share, respectively, during the initial interim period.
/(j) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/      2004/(E)/
                           ----           ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $11.43         $10.59
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)            --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.82           0.84
                            ----           ----
 Total From Investment
            Operations      0.81           0.84

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)            --
 Distributions from
  Realized Gains......     (0.13)            --
   ----                    -----
   Total Dividends and
         Distributions     (0.17)            --
   ----                    -----
Net Asset Value, End
 of Period............    $12.07         $11.43
                          ======         ======
Total Return..........      7.15%/(c)/     7.93%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $832           $339
 Ratio of Expenses to
  Average Net Assets..      1.57%/(d)/     1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.18)%/(d)/   (0.08)%/(d)/
 Portfolio Turnover
  Rate................      58.8%/(d)/     66.0%/(d)/

                           2005/(B)/      2004/(E)/
                           ----           ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $11.43         $10.59
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.02)         (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.82           0.85
                            ----           ----
 Total From Investment
            Operations      0.80           0.84

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)            --
 Distributions from
  Realized Gains......     (0.13)            --
   ----                    -----
   Total Dividends and
         Distributions     (0.17)            --
   ----                    -----
Net Asset Value, End
 of Period............    $12.06         $11.43
                          ======         ======
Total Return..........      7.04%/(c)/     7.93%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $84            $11
 Ratio of Expenses to
  Average Net Assets..      1.75%/(d)/     1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.31)%/(d)/   (0.21)%/(d)/
 Portfolio Turnover
  Rate................      58.8%/(d)/     66.0%/(d)/

                           2005/(B)/
                           ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $11.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.82
                            ----
 Total From Investment
            Operations      0.80

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)
 Distributions from
  Realized Gains......     (0.13)
                           -----
   Total Dividends and
         Distributions     (0.17)
                           -----
Net Asset Value, End
 of Period............    $12.08
                          ======
Total Return..........      7.02%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $53
 Ratio of Expenses to
  Average Net Assets..      1.88%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.31)%/(d)/
 Portfolio Turnover
  Rate................      58.8%/(d)/

                           2005/(B)/      2004/(F)/
                           ----           ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.46         $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.03           0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.81           1.41
                            ----           ----
 Total From Investment
            Operations      0.84           1.46

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.05)            --
 Distributions from
  Realized Gains......     (0.13)            --
   ----                    -----
   Total Dividends and
         Distributions     (0.18)            --
   ----                    -----
Net Asset Value, End
 of Period............    $12.12         $11.46
                          ======         ======
Total Return..........      7.35%/(c)/    14.60%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $405,273       $302,583
 Ratio of Expenses to
  Average Net Assets..      1.00%/(d)/     1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.46%/(d)/     0.57%/(d)/
 Portfolio Turnover
  Rate................      58.8%/(d)/     66.0%/(d)/

                           2005/(B)/      2004/(E)/
                           ----           ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $11.45         $10.59
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01           0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.81           0.84
                            ----           ----
 Total From Investment
            Operations      0.82           0.86

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)            --
 Distributions from
  Realized Gains......     (0.13)            --
   ----                    -----
   Total Dividends and
         Distributions     (0.17)            --
   ----                    -----
Net Asset Value, End
 of Period............    $12.10         $11.45
                          ======         ======
Total Return..........      7.25%/(c)/     8.12%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $71            $57
 Ratio of Expenses to
  Average Net Assets..      1.26%/(d)/     1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.16%/(d)/     0.34%/(d)/
 Portfolio Turnover
  Rate................      58.8%/(d)/     66.0%/(d)/

                           2005/(B)/      2004/(E)/
                           ----           ----
PARTNERS MIDCAP VALUE FUND I
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $11.44         $10.59
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01           0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.80           0.84
                            ----           ----
 Total From Investment
            Operations      0.81           0.85

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.04)            --
 Distributions from
  Realized Gains......     (0.13)            --
   ----                    -----
   Total Dividends and
         Distributions     (0.17)            --
   ----                    -----
Net Asset Value, End
 of Period............    $12.08         $11.44
                          ======         ======
Total Return..........      7.16%/(c)/     8.03%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $11            $11
 Ratio of Expenses to
  Average Net Assets..      1.38%/(d)/     1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.10%/(d)/     0.16%/(d)/
 Portfolio Turnover
  Rate................      58.8%/(d)/     66.0%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(f) /Period from December 29, 2003, date operations commenced, through October
  31, 2004.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/       2004       2003/(F)/
                           ----            ----       ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $14.80         $13.56      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)         (0.05)      (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.04           2.10        3.62
                            ----           ----        ----
 Total From Investment
            Operations     (0.01)          2.05        3.56
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)            --          --
 Distributions from
  Realized Gains......     (0.25)         (0.81)         --
 ----                      -----          -----
   Total Dividends and
         Distributions     (0.27)         (0.81)         --
 ----                      -----          -----
Net Asset Value, End
 of Period............    $14.52         $14.80      $13.56
                          ======         ======      ======
Total Return..........     (0.19)%/(c)/   15.88%      35.60%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $488           $158        $136
 Ratio of Expenses to
  Average Net Assets..      1.57%/(d)/     1.54%       1.54%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.57%/(e)/  1.57%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.62)%/(d)/   (0.39)%     (0.60)%/(d)/
 Portfolio Turnover
  Rate................     141.9%/(d)/    117.5%      111.5%/(d)/

                           2005/(B)/       2004       2003/(F)/
                           ----            ----       ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $14.74         $13.54      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.06)         (0.09)      (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.05           2.10        3.61
                            ----           ----        ----
 Total From Investment
            Operations     (0.01)          2.01        3.54
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)            --          --
 Distributions from
  Realized Gains......     (0.25)         (0.81)         --
 ----                      -----          -----
   Total Dividends and
         Distributions     (0.27)         (0.81)         --
 ----                      -----          -----
Net Asset Value, End
 of Period............    $14.46         $14.74      $13.54
                          ======         ======      ======
Total Return..........     (0.20)%/(c)/   15.59%      35.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $324            $83        $135
 Ratio of Expenses to
  Average Net Assets..      1.75%/(d)/     1.72%       1.72%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.75%/(e)/  1.75%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.80)%/(d)/   (0.66)%     (0.79)%/(d)/
 Portfolio Turnover
  Rate................     141.9%/(d)/    117.5%      111.5%/(d)/

                           2005/(B)/
                           ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $15.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.02)
                           -----
 Total From Investment
            Operations     (0.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)
 Distributions from
  Realized Gains......     (0.25)
                           -----
   Total Dividends and
         Distributions     (0.27)
                           -----
Net Asset Value, End
 of Period............    $14.66
                          ======
Total Return..........     (0.75)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $27
 Ratio of Expenses to
  Average Net Assets..      1.88%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.89)%/(d)/
 Portfolio Turnover
  Rate................     141.9%/(d)/

                           2005/(B)/       2004       2003/(F)/
                           ----            ----       ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $14.95         $13.62      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)          0.07          --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.05           2.07        3.62
                            ----           ----        ----
 Total From Investment
            Operations      0.04           2.14        3.62
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)            --          --
 Distributions from
  Realized Gains......     (0.25)         (0.81)         --
 ----                      -----          -----
   Total Dividends and
         Distributions     (0.28)         (0.81)         --
 ----                      -----          -----
Net Asset Value, End
 of Period............    $14.71         $14.95      $13.62
                          ======         ======      ======
Total Return..........      0.13%/(c)/    16.50%      36.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $189,972       $159,678      $4,868
 Ratio of Expenses to
  Average Net Assets..      1.00%/(d)/     0.94%       0.97%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.00%/(e)/  1.00%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.08)%/(d)/    0.53%      (0.04)%/(d)/
 Portfolio Turnover
  Rate................     141.9%/(d)/    117.5%      111.5%/(d)/

                           2005/(B)/       2004       2003/(F)/
                           ----            ----       ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $14.88         $13.59      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)         (0.03)      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.06           2.13        3.62
                            ----           ----        ----
 Total From Investment
            Operations      0.03           2.10        3.59
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)            --          --
 Distributions from
  Realized Gains......     (0.25)         (0.81)         --
 ----                      -----          -----
   Total Dividends and
         Distributions     (0.28)         (0.81)         --
 ----                      -----          -----
Net Asset Value, End
 of Period............    $14.63         $14.88      $13.59
                          ======         ======      ======
Total Return..........      0.04%/(c)/    16.23%      35.90%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $79            $71        $136
 Ratio of Expenses to
  Average Net Assets..      1.26%/(d)/     1.23%       1.23%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.26%/(e)/  1.26%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.34)%/(d)/   (0.18)%     (0.30)%/(d)/
 Portfolio Turnover
  Rate................     141.9%/(d)/    117.5%      111.5%/(d)/

                           2005/(B)/       2004       2003/(F)/
                           ----            ----       ----
PARTNERS SMALLCAP BLEND FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $14.85         $13.58      $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)         (0.03)      (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.04           2.11        3.62
                            ----           ----        ----
 Total From Investment
            Operations      0.01           2.08        3.58
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)            --          --
 Distributions from
  Realized Gains......     (0.25)         (0.81)         --
 ----                      -----          -----
   Total Dividends and
         Distributions     (0.28)         (0.81)         --
 ----                      -----          -----
Net Asset Value, End
 of Period............    $14.58         $14.85      $13.58
                          ======         ======      ======
Total Return..........     (0.10)%/(c)/   16.09%      35.80%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $275           $161        $136
 Ratio of Expenses to
  Average Net Assets..      1.38%/(d)/     1.35%       1.35%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.38%/(e)/  1.38%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.44)%/(d)/   (0.20)%     (0.42)%/(d)/
 Portfolio Turnover
  Rate................     141.9%/(d)/    117.5%      111.5%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(E)/      2004         2003         2002      2001/(I)/
                          ----           ----         ----         ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.62         $7.00        $5.08        $7.32      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.06)        (0.11)       (0.08)       (0.04)     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.22)         0.73         2.00        (2.20)     (2.42)
                          -----          ----         ----        -----      -----
 Total From Investment
            Operations    (0.28)         0.62         1.92        (2.24)     (2.50)
                          -----          ----         ----        -----      -----
Net Asset Value, End
 of Period............    $7.34         $7.62        $7.00        $5.08      $7.32
                          =====         =====        =====        =====      =====
Total Return..........    (3.67)%/(f)/   8.86%       37.80%      (30.60)%   (23.67)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,183        $2,579       $2,446       $1,092       $734
 Ratio of Expenses to
  Average Net Assets..     1.67%/(g)/    1.67%        1.66%        1.67%      1.67%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.67%/(h)/   1.67%/(h)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.43)%/(g)/  (1.49)%      (1.45)%      (1.47)%    (1.32)%/(g)/
 Portfolio Turnover
  Rate................     85.3%/(g)/    94.6%       333.6%       110.9%     161.1%/(g)/

                          2005/(E)/      2004         2003         2002      2001/(I)/
                          ----           ----         ----         ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.57         $6.96        $5.06        $7.31      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.06)        (0.12)       (0.09)       (0.06)     (0.09)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.23)         0.73         1.99        (2.19)     (2.42)
                          -----          ----         ----        -----      -----
 Total From Investment
            Operations    (0.29)         0.61         1.90        (2.25)     (2.51)
                          -----          ----         ----        -----      -----
Net Asset Value, End
 of Period............    $7.28         $7.57        $6.96        $5.06      $7.31
                          =====         =====        =====        =====      =====
Total Return..........    (3.83)%/(f)/   8.76%       37.55%      (30.78)%   (23.77)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $792          $754       $1,136         $789       $733
 Ratio of Expenses to
  Average Net Assets..     1.85%/(g)/    1.85%        1.84%        1.85%      1.85%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.85%/(h)/   1.85%/(h)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.61)%/(g)/  (1.67)%      (1.63)%      (1.65)%    (1.50)%/(g)/
 Portfolio Turnover
  Rate................     85.3%/(g)/    94.6%       333.6%       110.9%     161.1%/(g)/

                          2005/(E)/
                          ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.79
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.25)
                          -----
 Total From Investment
            Operations    (0.32)
                          -----
Net Asset Value, End
 of Period............    $7.47
                          =====
Total Return..........    (4.11)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $14
 Ratio of Expenses to
  Average Net Assets..     1.98%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.72)%/(g)/
 Portfolio Turnover
  Rate................     85.3%/(g)/

                          2005/(E)/      2004         2003         2002      2001/(J)/
                          ----           ----         ----         ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.33         $6.75        $4.92        $7.12      $8.28
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.07)        (0.13)       (0.10)       (0.06)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.22)         0.71         1.93        (2.14)     (1.11)
                          -----          ----         ----        -----      -----
 Total From Investment
            Operations    (0.29)         0.58         1.83        (2.20)     (1.16)
                          -----          ----         ----        -----      -----
Net Asset Value, End
 of Period............    $7.04         $7.33        $6.75        $4.92      $7.12
                          =====         =====        =====        =====      =====
Total Return /(c)/ ...    (3.96)%/(f)/   8.59%       37.20%      (30.90)%   (13.70)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $7,359        $8,026       $5,932       $1,386       $316
 Ratio of Expenses to
  Average Net Assets..     2.05%/(g)/    2.05%        2.05%        2.05%      2.02%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     2.21%/(g)/    2.24%/(h)/   3.39%/(h)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.81)%/(g)/  (1.86)%      (1.85)%      (1.85)%    (1.72)%/(g)/
 Portfolio Turnover
  Rate................     85.3%/(g)/    94.6%       333.6%       110.9%     161.1%/(g)/

                          2005/(E)/      2004         2003         2002      2001/(I)/
                          ----           ----         ----         ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $7.78         $7.10        $5.12        $7.35      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)        (0.07)       (0.05)       (0.04)     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.25)         0.75         2.03        (2.19)     (2.43)
                          -----          ----         ----        -----      -----
 Total From Investment
            Operations    (0.28)         0.68         1.98        (2.23)     (2.47)
                          -----          ----         ----        -----      -----
Net Asset Value, End
 of Period............    $7.50         $7.78        $7.10        $5.12      $7.35
                          =====         =====        =====        =====      =====
Total Return..........    (3.60)%/(f)/   9.58%       38.67%      (30.34)%   (23.36)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $78,870       $71,754      $60,637      $91,760     $5,591
 Ratio of Expenses to
  Average Net Assets..     1.10%/(g)/    1.10%        1.09%        1.10%      1.10%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.10%/(h)/   1.10%/(h)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.86)%/(g)/  (0.92)%      (0.89)%      (0.90)%    (0.78)%/(g)/
 Portfolio Turnover
  Rate................     85.3%/(g)/    94.6%       333.6%       110.9%     161.1%/(g)/

                          2005/(E)/      2004         2003         2002      2001/(I)/
                          ----           ----         ----         ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.75         $7.09        $5.13        $7.34      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)        (0.09)       (0.07)       (0.04)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.23)         0.75         2.03        (2.17)     (2.42)
                          -----          ----         ----        -----      -----
 Total From Investment
            Operations    (0.28)         0.66         1.96        (2.21)     (2.48)
                          -----          ----         ----        -----      -----
Net Asset Value, End
 of Period............    $7.47         $7.75        $7.09        $5.13      $7.34
                          =====         =====        =====        =====      =====
Total Return..........    (3.61)%/(f)/   9.31%       38.21%      (30.11)%   (23.46)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,742        $1,858       $1,682         $931       $735
 Ratio of Expenses to
  Average Net Assets..     1.36%/(g)/    1.36%        1.35%        1.36%      1.36%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.36%/(h)/   1.36%/(h)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.13)%/(g)/  (1.18)%      (1.15)%      (1.17)%    (1.01)%/(g)/
 Portfolio Turnover
  Rate................     85.3%/(g)/    94.6%       333.6%       110.9%     161.1%/(g)/

                          2005/(E)/      2004         2003         2002      2001/(I)/
                          ----           ----         ----         ----      ----
PARTNERS SMALLCAP GROWTH FUND I
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.68         $7.04        $5.10        $7.34      $9.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.05)        (0.10)       (0.07)       (0.09)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.24)         0.74         2.01        (2.15)     (2.42)
                          -----          ----         ----        -----      -----
 Total From Investment
            Operations    (0.29)         0.64         1.94        (2.24)     (2.48)
                          -----          ----         ----        -----      -----
Net Asset Value, End
 of Period............    $7.39         $7.68        $7.04        $5.10      $7.34
                          =====         =====        =====        =====      =====
Total Return..........    (3.78)%/(f)/   9.09%       38.04%      (30.52)%   (23.46)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $83           $54         $706         $510       $735
 Ratio of Expenses to
  Average Net Assets..     1.48%/(g)/    1.48%        1.47%        1.47%      1.48%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.48%/(h)/   1.48%/(h)/     --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.25)%/(g)/  (1.30)%      (1.26)%      (1.27)%    (1.13)%/(g)/
 Portfolio Turnover
  Rate................     85.3%/(g)/    94.6%       333.6%       110.9%     161.1%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Expense ratio without commission rebates.
/(i) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each incurred an unrealized loss of $.18 per share from November 28, 2000 through December 5, 2000.
/(j) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(E)/       2004          2003        2002        2001/(I)/
                           ----            ----          ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $7.93          $7.78         $5.68       $6.25       $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)         (0.10)        (0.07)         --        (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.08           0.29          2.17       (0.57)       (4.53)
                            ----           ----          ----       -----        -----
 Total From Investment
            Operations      0.03           0.19          2.10       (0.57)       (4.60)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.22)         (0.04)           --          --           --
 ------
   Total Dividends and
         Distributions     (0.22)         (0.04)           --          --           --
 ------                    -----          -----
Net Asset Value, End
 of Period............     $7.74          $7.93         $7.78       $5.68        $6.25
                           =====          =====         =====       =====        =====
Total Return..........      0.17%/(f)/     2.50%        36.97%      (9.12)%     (41.23)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $9,558         $7,430        $3,480      $1,419         $626
 Ratio of Expenses to
  Average Net Assets..      1.57%/(g)/     1.53%         1.52%       1.56%        1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.57%/(h)/    1.57%/(h)/  1.57%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.31)%/(g)/   (1.23)%       (1.14)%     (1.30)%      (1.19)%/(g)/
 Portfolio Turnover
  Rate................      48.1%/(g)/     69.4%        115.9%      120.1%       159.8%/(g)/

                           2005/(E)/       2004          2003        2002        2001/(I)/
                           ----            ----          ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $7.81          $7.67         $5.66       $6.24       $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.06)         (0.11)        (0.10)      (0.09)       (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.08           0.29          2.11       (0.49)       (4.53)
                            ----           ----          ----       -----        -----
 Total From Investment
            Operations      0.02           0.18          2.01       (0.58)       (4.61)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.22)         (0.04)           --          --           --
 ------                    -----          -----
   Total Dividends and
         Distributions     (0.22)         (0.04)           --          --           --
 ------                    -----          -----
Net Asset Value, End
 of Period............     $7.61          $7.81         $7.67       $5.66        $6.24
                           =====          =====         =====       =====        =====
Total Return..........      0.04%/(f)/     2.41%        35.51%      (9.29)%     (41.32)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $8,586         $7,045        $2,162        $567         $625
 Ratio of Expenses to
  Average Net Assets..      1.75%/(g)/     1.71%         1.72%       1.74%        1.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.75%/(h)/    1.75%/(h)/  1.75%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.48)%/(g)/   (1.42)%       (1.39)%     (1.47)%      (1.37)%/(g)/
 Portfolio Turnover
  Rate................      48.1%/(g)/     69.4%        115.9%      120.1%       159.8%/(g)/

                           2005/(E)/
                           ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $8.10
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.07
                            ----
 Total From Investment
            Operations      0.00

Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.22)
                           -----
   Total Dividends and
         Distributions     (0.22)
                           -----
Net Asset Value, End
 of Period............     $7.88
                           =====
Total Return..........     (0.21)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10
 Ratio of Expenses to
  Average Net Assets..      1.88%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.59)%/(g)/
 Portfolio Turnover
  Rate................      48.1%/(g)/

                           2005/(E)/       2004          2003        2002        2001/(J)/
                           ----            ----          ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..     $7.54          $7.44         $5.47       $6.04        $7.75
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.07)         (0.13)        (0.10)      (0.04)       (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.08           0.27          2.07       (0.53)       (1.67)
                            ----           ----          ----       -----        -----
 Total From Investment
            Operations      0.01           0.14          1.97       (0.57)       (1.71)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.22)         (0.04)           --          --           --
 ------                    -----          -----
   Total Dividends and
         Distributions     (0.22)         (0.04)           --          --           --
 ------                    -----          -----
Net Asset Value, End
 of Period............     $7.33          $7.54         $7.44       $5.47        $6.04
                           =====          =====         =====       =====        =====
Total Return /(c)/ ...     (0.10)%/(f)/    1.94%        36.01%      (9.44)%     (22.56)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,292         $6,025        $3,303      $1,099         $301
 Ratio of Expenses to
  Average Net Assets..      2.05%/(g)/     2.05%         2.03%       1.93%        1.92%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      2.14%/(g)/     2.30%/(h)/    3.66%/(h)/  1.95%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.79)%/(g)/   (1.75)%       (1.64)%     (1.64)%      (1.60)%/(g)/
 Portfolio Turnover
  Rate................      48.1%/(g)/     69.4%        115.9%      120.1%       159.8%/(g)/

                           2005/(E)/       2004          2003        2002        2001/(I)/
                           ----            ----          ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $8.08          $7.88         $5.72       $6.27       $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)         (0.05)        (0.04)      (0.12)       (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.08           0.29          2.20       (0.43)       (4.54)
                            ----           ----          ----       -----        -----
 Total From Investment
            Operations      0.05           0.24          2.16       (0.55)       (4.58)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.22)         (0.04)           --          --           --
 ------                    -----          -----
   Total Dividends and
         Distributions     (0.22)         (0.04)           --          --           --
 ------                    -----          -----
Net Asset Value, End
 of Period............     $7.91          $8.08         $7.88       $5.72        $6.27
                           =====          =====         =====       =====        =====
Total Return..........      0.42%/(f)/     3.11%        37.76%      (8.77)%     (41.04)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $327,946       $264,397      $162,128      $7,077       $1,166
 Ratio of Expenses to
  Average Net Assets..      1.00%/(g)/     0.96%         0.95%       0.99%        1.00%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.00%/(h)/    1.00%/(h)/  1.00%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.74)%/(g)/   (0.66)%       (0.57)%     (0.70)%      (0.48)%/(g)/
 Portfolio Turnover
  Rate................      48.1%/(g)/     69.4%        115.9%      120.1%       159.8%/(g)/

                           2005/(E)/       2004          2003        2002        2001/(I)/
                           ----            ----          ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $8.01          $7.83         $5.71       $6.27       $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)         (0.07)        (0.06)      (0.04)       (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.08           0.29          2.18       (0.52)       (4.52)
                            ----           ----          ----       -----        -----
 Total From Investment
            Operations      0.04           0.22          2.12       (0.56)       (4.58)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.22)         (0.04)           --          --           --
 ------                    -----          -----
   Total Dividends and
         Distributions     (0.22)         (0.04)           --          --           --
 ------                    -----          -----
Net Asset Value, End
 of Period............     $7.83          $8.01         $7.83       $5.71        $6.27
                           =====          =====         =====       =====        =====
Total Return..........      0.29%/(f)/     2.87%        37.13%      (8.93)%     (41.04)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $9,042         $8,356        $1,799        $692         $628
 Ratio of Expenses to
  Average Net Assets..      1.26%/(g)/     1.22%         1.21%       1.25%        1.26%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.26%/(h)/    1.26%/(h)/  1.26%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.00)%/(g)/   (0.93)%       (0.83)%     (0.98)%      (0.88)%/(g)/
 Portfolio Turnover
  Rate................      48.1%/(g)/     69.4%        115.9%      120.1%       159.8%/(g)/

                           2005/(E)/       2004          2003        2002        2001/(I)/
                           ----            ----          ----        ----        ----
PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $7.96          $7.78         $5.70       $6.26       $10.85
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)         (0.08)        (0.09)      (0.07)       (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.08           0.30          2.17       (0.49)       (4.53)
                            ----           ----          ----       -----        -----
 Total From Investment
            Operations      0.03           0.22          2.08       (0.56)       (4.59)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......     (0.22)         (0.04)           --          --           --
 ------                    -----          -----
   Total Dividends and
         Distributions     (0.22)         (0.04)           --          --           --
 ------                    -----          -----
Net Asset Value, End
 of Period............     $7.77          $7.96         $7.78       $5.70        $6.26
                           =====          =====         =====       =====        =====
Total Return..........      0.17%/(f)/     2.89%        36.49%      (8.95)%     (41.13)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,821         $1,652           $87        $571         $627
 Ratio of Expenses to
  Average Net Assets..      1.38%/(g)/     1.34%         1.31%       1.36%        1.38%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.38%/(h)/    1.38%/(h)/  1.37%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.12)%/(g)/   (1.06)%       (0.84)%     (1.09)%      (1.00)%/(g)/
 Portfolio Turnover
  Rate................      48.1%/(g)/     69.4%        115.9%      120.1%       159.8%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Expense ratio without commission rebates.
/(i) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.84 per share from November 29, 2000 through December 5, 2000.
/(j) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J shares incurred an unrealized loss of $.22 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(B)/    2004/(E)/
                           ----         ----
PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $9.59       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.06)       (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.13)       (0.36)
                           -----        -----
 Total From Investment
            Operations     (0.19)       (0.41)
                           -----        -----
Net Asset Value, End
 of Period............     $9.40        $9.59
                           =====        =====
Total Return..........     (1.98)%/(c)/ (4.10)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $255          $10
 Ratio of Expenses to
  Average Net Assets..      1.67%/(d)/   1.55%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --         1.67%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.34)%/(d)/ (1.25)%/(d)/
 Portfolio Turnover
  Rate................      44.6%/(d)/   51.3%/(d)/

                           2005/(B)/    2004/(E)/
                           ----         ----
PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..     $9.59       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.07)       (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.13)       (0.36)
                           -----        -----
 Total From Investment
            Operations     (0.20)       (0.41)
                           -----        -----
Net Asset Value, End
 of Period............     $9.39        $9.59
                           =====        =====
Total Return..........     (2.09)%/(c)/ (4.10)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $90           $9
 Ratio of Expenses to
  Average Net Assets..      1.85%/(d)/   1.73%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --         1.85%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.57)%/(d)/ (1.43)%/(d)/
 Portfolio Turnover
  Rate................      44.6%/(d)/   51.3%/(d)/

                           2005/(B)/
                           ----
PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..     $9.66
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.17)
                           -----
 Total From Investment
            Operations     (0.25)
                           -----
Net Asset Value, End
 of Period............     $9.41
                           =====
Total Return..........     (2.59)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10
 Ratio of Expenses to
  Average Net Assets..      1.98%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.67)%/(d)/
 Portfolio Turnover
  Rate................      44.6%/(d)/

                           2005/(B)/    2004/(E)/
                           ----         ----
PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..     $9.62       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)       (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.14)       (0.35)
                           -----        -----
 Total From Investment
            Operations     (0.17)       (0.38)
                           -----        -----
Net Asset Value, End
 of Period............     $9.45        $9.62
                           =====        =====
Total Return..........     (1.77)%/(c)/ (3.80)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $100,325       $4,770
 Ratio of Expenses to
  Average Net Assets..      1.10%/(d)/   0.98%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --         1.10%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.62)%/(d)/ (0.68)%/(d)/
 Portfolio Turnover
  Rate................      44.6%/(d)/   51.3%/(d)/

                           2005/(B)/    2004/(E)/
                           ----         ----
PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..     $9.61       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.05)       (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.13)       (0.35)
                           -----        -----
 Total From Investment
            Operations     (0.18)       (0.39)
                           -----        -----
Net Asset Value, End
 of Period............     $9.43        $9.61
                           =====        =====
Total Return..........     (1.87)%/(c)/ (3.90)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,306          $10
 Ratio of Expenses to
  Average Net Assets..      1.36%/(d)/   1.26%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --         1.36%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.11)%/(d)/ (0.96)%/(d)/
 Portfolio Turnover
  Rate................      44.6%/(d)/   51.3%/(d)/

                           2005/(B)/    2004/(E)/
                           ----         ----
PARTNERS SMALLCAP GROWTH FUND III
---------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..     $9.60       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.06)       (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.12)       (0.36)
                           -----        -----
 Total From Investment
            Operations     (0.18)       (0.40)
                           -----        -----
Net Asset Value, End
 of Period............     $9.42        $9.60
                           =====        =====
Total Return..........     (1.87)%/(c)/ (4.00)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........        $9          $10
 Ratio of Expenses to
  Average Net Assets..      1.48%/(d)/   1.36%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --         1.48%/(d)(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.20)%/(d)/ (1.06)%/(d)/
 Portfolio Turnover
  Rate................      44.6%/(d)/   51.3%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(f) /Expense ratio without commission rebates.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2005/(E)/       2004          2003        2002     2001/(I)/
                           ----            ----          ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $14.74         $13.02         $9.51       $9.96    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)         (0.07)        (0.07)      (0.06)    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.81           1.79          3.67       (0.24)       --
 ----                       ----           ----          ----       -----
 Total From Investment
            Operations      0.77           1.72          3.60       (0.30)    (0.04)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --             --         (0.09)      (0.15)       --
 ------                                                 -----       -----
   Total Dividends and
         Distributions        --             --         (0.09)      (0.15)       --
 ------                                                 -----       -----
Net Asset Value, End
 of Period............    $15.51         $14.74        $13.02       $9.51     $9.96
                          ======         ======        ======       =====     =====
Total Return..........      5.22%/(f)/    13.22%        38.18%      (3.24)%   (0.40)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $5,324         $5,963        $4,284        $985      $831
 Ratio of Expenses to
  Average Net Assets..      1.57%/(g)/     1.54%         1.57%       1.57%     1.57%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.57%/(h)/      --          --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.58)%/(g)/   (0.50)%       (0.62)%     (0.76)%   (0.59)%/(g)/
 Portfolio Turnover
  Rate................      63.6%/(g)/     26.3%         44.1%       27.9%     58.0%/(g)/

                           2005/(E)/       2004          2003        2002     2001/(I)/
                           ----            ----          ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $14.62         $12.94         $9.48       $9.95    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.06)         (0.10)        (0.08)      (0.04)    (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.81           1.78          3.63       (0.28)       --
 ----                       ----           ----          ----       -----
 Total From Investment
            Operations      0.75           1.68          3.55       (0.32)    (0.05)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --             --         (0.09)      (0.15)       --
 ------                                                 -----       -----
   Total Dividends and
         Distributions        --             --         (0.09)      (0.15)       --
 ------                                                 -----       -----
Net Asset Value, End
 of Period............    $15.37         $14.62        $12.94       $9.48     $9.95
                          ======         ======        ======       =====     =====
Total Return..........      5.13%/(f)/    12.99%        37.76%      (3.44)%   (0.50)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $2,484         $2,738        $2,028      $1,398      $830
 Ratio of Expenses to
  Average Net Assets..      1.75%/(g)/     1.72%         1.75%       1.75%     1.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.75%/(h)/      --          --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.76)%/(g)/   (0.68)%       (0.80)%     (0.94)%   (0.77)%/(g)/
 Portfolio Turnover
  Rate................      63.6%/(g)/     26.3%         44.1%       27.9%     58.0%/(g)/

                           2005/(E)/
                           ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $15.15
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............     (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.71
                            ----
 Total From Investment
            Operations      0.64
   ---
Net Asset Value, End
 of Period............    $15.79
                          ======
Total Return..........      4.22%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10
 Ratio of Expenses to
  Average Net Assets..      1.88%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.88)%/(g)/
 Portfolio Turnover
  Rate................      63.6%/(g)/

                           2005/(E)/       2004          2003        2002     2001/(I)/
                           ----            ----          ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $14.53         $12.89         $9.46       $9.94    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.07)         (0.13)        (0.11)      (0.05)    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.80           1.77          3.63       (0.28)    (0.02)
                            ----           ----          ----       -----     -----
 Total From Investment
            Operations      0.73           1.64          3.52       (0.33)    (0.06)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --             --         (0.09)      (0.15)       --
 ------                                                 -----       -----
   Total Dividends and
         Distributions        --             --         (0.09)      (0.15)       --
 ------                                                 -----       -----
Net Asset Value, End
 of Period............    $15.26         $14.53        $12.89       $9.46     $9.94
                          ======         ======        ======       =====     =====
Total Return /(c)/ ...      5.02%/(f)/    12.73%        37.53%      (3.55)%   (0.60)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $8,051         $6,843        $5,962      $4,867    $1,472
 Ratio of Expenses to
  Average Net Assets..      1.95%/(g)/     1.95%         1.95%       1.95%     1.81%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...      2.04%/(g)/     2.11%/(h)/    2.57%         --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.97)%/(g)/   (0.90)%       (1.00)%     (1.15)%   (0.84)%/(g)/
 Portfolio Turnover
  Rate................      63.6%/(g)/     26.3%         44.1%       27.9%     58.0%/(g)/

                           2005/(E)/       2004          2003        2002     2001/(I)/
                           ----            ----          ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $15.03         $13.21         $9.60      $10.00    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............        --           0.01            --       (0.04)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.83           1.81          3.70       (0.21)       --
 ----                       ----           ----          ----       -----
 Total From Investment
            Operations      0.83           1.82          3.70       (0.25)       --
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --             --         (0.09)      (0.15)       --
 ------                                                 -----       -----
   Total Dividends and
         Distributions        --             --         (0.09)      (0.15)       --
 ------                                                 -----       -----
Net Asset Value, End
 of Period............    $15.86         $15.03        $13.21       $9.60    $10.00
                          ======         ======        ======       =====    ======
Total Return..........      5.55%/(f)/    13.79%        38.87%      (2.72)%    0.00%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $258,617       $231,413      $174,262    $133,400    $5,682
 Ratio of Expenses to
  Average Net Assets..      1.00%/(g)/     0.97%         1.00%       1.00%     1.00%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.00%/(h)/      --          --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.02)%/(g)/    0.07%        (0.04)%     (0.20)%   (0.07)%/(g)/
 Portfolio Turnover
  Rate................      63.6%/(g)/     26.3%         44.1%       27.9%     58.0%/(g)/

                           2005/(E)/       2004          2003        2002     2001/(I)/
                           ----            ----          ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $14.92         $13.14         $9.56       $9.98    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.02)         (0.03)        (0.03)         --     (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.82           1.81          3.70       (0.27)       --
 ----                       ----           ----          ----       -----
 Total From Investment
            Operations      0.80           1.78          3.67       (0.27)    (0.02)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --             --         (0.09)      (0.15)       --
 ------                                                 -----       -----
   Total Dividends and
         Distributions        --             --         (0.09)      (0.15)       --
 ------                                                 -----       -----
Net Asset Value, End
 of Period............    $15.72         $14.92        $13.14       $9.56     $9.98
                          ======         ======        ======       =====     =====
Total Return..........      5.37%/(f)/    13.56%        38.71%      (2.93)%   (0.20)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $15,240        $14,537       $12,008      $5,733      $833
 Ratio of Expenses to
  Average Net Assets..      1.26%/(g)/     1.24%         1.26%       1.26%     1.26%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.26%/(h)/      --          --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.27)%/(g)/   (0.19)%       (0.31)%     (0.47)%   (0.28)%/(g)/
 Portfolio Turnover
  Rate................      63.6%/(g)/     26.3%         44.1%       27.9%     58.0%/(g)/

                           2005/(E)/       2004          2003        2002     2001/(I)/
                           ----            ----          ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $14.83         $13.08         $9.54       $9.97    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.03)         (0.04)        (0.04)      (0.06)    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.82           1.79          3.67       (0.22)       --
 ----                       ----           ----          ----       -----
 Total From Investment
            Operations      0.79           1.75          3.63       (0.28)    (0.03)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......        --             --         (0.09)      (0.15)       --
 ------                                                 -----       -----
   Total Dividends and
         Distributions        --             --         (0.09)      (0.15)       --
 ------                                                 -----       -----
Net Asset Value, End
 of Period............    $15.62         $14.83        $13.08       $9.54     $9.97
                          ======         ======        ======       =====     =====
Total Return..........      5.33%/(f)/    13.39%        38.37%      (3.03)%   (0.30)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $60            $24           $16        $796      $833
 Ratio of Expenses to
  Average Net Assets..      1.38%/(g)/     1.35%         1.38%       1.37%     1.38%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.38%/(h)/      --          --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.41)%/(g)/   (0.31)%       (0.43)%     (0.56)%   (0.40)%/(g)/
 Portfolio Turnover
  Rate................      63.6%/(g)/     26.3%         44.1%       27.9%     58.0%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Expense ratio without commission rebates.
/(i) /Period from March 1, 2001, date operations commenced, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                           2005/(B)/       2004        2003/(F)/
                           ----            ----        ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $15.83         $13.92       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.01)         (0.04)        0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.43           2.55         3.90
                            ----           ----         ----
 Total From Investment
            Operations      0.42           2.51         3.92
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)            --           --
 Distributions from
  Realized Gains......     (0.90)         (0.60)          --
  ----                     -----          -----
   Total Dividends and
         Distributions     (0.92)         (0.60)          --
  ----                     -----          -----
Net Asset Value, End
 of Period............    $15.33         $15.83       $13.92
                          ======         ======       ======
Total Return..........      2.29%/(c)/    18.63%       39.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $9,458         $6,422         $258
 Ratio of Expenses to
  Average Net Assets..      1.57%/(d)/     1.57%        1.57%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.57%/(e)/   1.57%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.12)%/(d)/   (0.23)%       0.19%/(d)/
 Portfolio Turnover
  Rate................      18.5%/(d)/     46.7%        67.2%/(d)/

                           2005/(B)/       2004        2003/(F)/
                           ----            ----        ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $15.78         $13.89       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.02)         (0.06)          --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.43           2.55         3.89
                            ----           ----         ----
 Total From Investment
            Operations      0.41           2.49         3.89
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)            --           --
 Distributions from
  Realized Gains......     (0.90)         (0.60)          --
  ----                     -----          -----
   Total Dividends and
         Distributions     (0.92)         (0.60)          --
  ----                     -----          -----
Net Asset Value, End
 of Period............    $15.27         $15.78       $13.89
                          ======         ======       ======
Total Return..........      2.22%/(c)/    18.52%       38.90%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $10,556         $6,888         $702
 Ratio of Expenses to
  Average Net Assets..      1.75%/(d)/     1.75%        1.75%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.75%/(e)/   1.75%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.31)%/(d)/   (0.40)%      (0.04)%/(d)/
 Portfolio Turnover
  Rate................      18.5%/(d)/     46.7%        67.2%/(d)/

                           2005/(B)/
                           ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $16.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.35
                            ----
 Total From Investment
            Operations      0.31
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.02)
 Distributions from
  Realized Gains......     (0.90)
                           -----
   Total Dividends and
         Distributions     (0.92)
                           -----
Net Asset Value, End
 of Period............    $15.43
                          ======
Total Return..........      1.54%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $22
 Ratio of Expenses to
  Average Net Assets..      1.88%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.44)%/(d)/
 Portfolio Turnover
  Rate................      18.5%/(d)/

                           2005/(B)/       2004        2003/(F)/
                           ----            ----        ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $15.95         $13.99       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.04           0.05         0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.42           2.57         3.91
                            ----           ----         ----
 Total From Investment
            Operations      0.46           2.62         3.99
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)         (0.06)          --
 Distributions from
  Realized Gains......     (0.90)         (0.60)          --
  ----                     -----          -----
   Total Dividends and
         Distributions     (0.93)         (0.66)          --
  ----                     -----          -----
Net Asset Value, End
 of Period............    $15.48         $15.95       $13.99
                          ======         ======       ======
Total Return..........      2.52%/(c)/    19.39%       39.90%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $155,622       $104,765      $51,198
 Ratio of Expenses to
  Average Net Assets..      1.00%/(d)/     1.00%        1.00%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.00%/(e)/   1.00%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.46%/(d)/     0.32%        0.73%/(d)/
 Portfolio Turnover
  Rate................      18.5%/(d)/     46.7%        67.2%/(d)/

                           2005/(B)/       2004        2003/(F)/
                           ----            ----        ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $15.91         $13.95       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01           0.03         0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.44           2.55         3.91
                            ----           ----         ----
 Total From Investment
            Operations      0.45           2.58         3.95
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)         (0.02)          --
 Distributions from
  Realized Gains......     (0.90)         (0.60)          --
  ----                     -----          -----
   Total Dividends and
         Distributions     (0.93)         (0.62)          --
  ----                     -----          -----
Net Asset Value, End
 of Period............    $15.43         $15.91       $13.95
                          ======         ======       ======
Total Return..........      2.44%/(c)/    19.14%       39.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $7,648         $3,196         $194
 Ratio of Expenses to
  Average Net Assets..      1.27%/(d)/     1.26%        1.26%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.27%/(e)/   1.26%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.18%/(d)/     0.17%        0.46%/(d)/
 Portfolio Turnover
  Rate................      18.5%/(d)/     46.7%        67.2%/(d)/

                           2005/(B)/       2004        2003/(F)/
                           ----            ----        ----
PARTNERS SMALLCAP VALUE FUND I
------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $15.90         $13.94       $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.01          (0.01)        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.42           2.58         3.91
                            ----           ----         ----
 Total From Investment
            Operations      0.43           2.57         3.94
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.03)         (0.01)          --
 Distributions from
  Realized Gains......     (0.90)         (0.60)          --
                           -----          -----           --
   Total Dividends and
         Distributions     (0.93)         (0.61)          --
                           -----          -----           --
Net Asset Value, End
 of Period............    $15.40         $15.90       $13.94
                          ======         ======       ======
Total Return..........      2.30%/(c)/    19.02%       39.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $2,122           $909         $141
 Ratio of Expenses to
  Average Net Assets..      1.38%/(d)/     1.38%        1.38%/(d)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --           1.38%/(e)/   1.38%/(d)(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.09%/(d)/    (0.04)%       0.34%/(d)/
 Portfolio Turnover
  Rate................      18.5%/(d)/     46.7%        67.2%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Expense ratio without commission rebates.
/(f) /Period from December 30, 2002, date operations commenced, through October
  31, 2003.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):



                          2005/(B)/     2004/(E)/
                          ----          ----
PARTNERS SMALLCAP VALUE FUND II
-------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.33        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)        (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.27          0.35
                           ----          ----
 Total From Investment
            Operations     0.23          0.33
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.04)           --
  ----                    -----
   Total Dividends and
         Distributions    (0.04)           --
  ----                    -----
Net Asset Value, End
 of Period............   $10.52        $10.33
                         ======        ======
Total Return..........     2.19%/(c)/    3.30%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,560           $10
 Ratio of Expenses to
  Average Net Assets..     1.57%/(d)/    1.57%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.67)%/(d)/  (0.58)%/(d)/
 Portfolio Turnover
  Rate................     47.3%/(d)/     4.8%/(d)/

                          2005/(B)/     2004/(E)/
                          ----          ----
PARTNERS SMALLCAP VALUE FUND II
-------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.32        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)        (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25          0.35
                           ----          ----
 Total From Investment
            Operations     0.21          0.32
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.04)           --
  ----                    -----
   Total Dividends and
         Distributions    (0.04)           --
  ----                    -----
Net Asset Value, End
 of Period............   $10.49        $10.32
                         ======        ======
Total Return..........     1.99%/(c)/    3.20%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $382           $10
 Ratio of Expenses to
  Average Net Assets..     1.75%/(d)/    1.75%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.70)%/(d)/  (0.75)%/(d)/
 Portfolio Turnover
  Rate................     47.3%/(d)/     4.8%/(d)/

                          2005/(B)/
                          ----
PARTNERS SMALLCAP VALUE FUND II
-------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.40
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.21
                           ----
 Total From Investment
            Operations     0.17
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.04)
                          -----
   Total Dividends and
         Distributions    (0.04)
                          -----
Net Asset Value, End
 of Period............   $10.53
                         ======
Total Return..........     1.59%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.88%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.77)%/(d)/
 Portfolio Turnover
  Rate................     47.3%/(d)/

                          2005/(B)/     2004/(E)/
                          ----          ----
PARTNERS SMALLCAP VALUE FUND II
-------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.35        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01            --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.26          0.35
                           ----          ----
 Total From Investment
            Operations     0.27          0.35
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)           --
 Distributions from
  Realized Gains......    (0.04)           --
  ----                    -----
   Total Dividends and
         Distributions    (0.05)           --
  ----                    -----
Net Asset Value, End
 of Period............   $10.57        $10.35
                         ======        ======
Total Return..........     2.52%/(c)/    3.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $42,671       $20,666
 Ratio of Expenses to
  Average Net Assets..     1.00%/(d)/    1.00%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.07%/(d)/    0.00%/(d)/
 Portfolio Turnover
  Rate................     47.3%/(d)/     4.8%/(d)/

                          2005/(B)/     2004/(E)/
                          ----          ----
PARTNERS SMALLCAP VALUE FUND II
-------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.34        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)        (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25          0.35
                           ----          ----
 Total From Investment
            Operations     0.24          0.34
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.04)           --
  ----                    -----
   Total Dividends and
         Distributions    (0.04)           --
  ----                    -----
Net Asset Value, End
 of Period............   $10.54        $10.34
                         ======        ======
Total Return..........     2.30%/(c)/    3.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $14           $11
 Ratio of Expenses to
  Average Net Assets..     1.26%/(d)/    1.26%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.18)%/(d)/  (0.26)%/(d)/
 Portfolio Turnover
  Rate................     47.3%/(d)/     4.8%/(d)/

                          2005/(B)/     2004/(E)/
                          ----          ----
PARTNERS SMALLCAP VALUE FUND II
-------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.34        $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25          0.36
                           ----          ----
 Total From Investment
            Operations     0.23          0.34
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.04)           --
  ----                    -----
   Total Dividends and
         Distributions    (0.04)           --
  ----                    -----
Net Asset Value, End
 of Period............   $10.53        $10.34
                         ======        ======
Total Return..........     2.19%/(c)/    3.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11           $10
 Ratio of Expenses to
  Average Net Assets..     1.38%/(d)/    1.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.28)%/(d)/  (0.40)%/(d)/
 Portfolio Turnover
  Rate................     47.3%/(d)/     4.8%/(d)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Six months ended April 30, 2005.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(E)/     2004/(H)/
                           ----          ----
PREFERRED SECURITIES FUND
-------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $11.31        $10.80
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.29          0.26
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.18)         0.25
                           -----          ----
 Total From Investment
            Operations      0.11          0.51

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.67)           --
   ----
   Total Dividends and
         Distributions     (0.67)           --
   ----                    -----
Net Asset Value, End
 of Period............    $10.75        $11.31
                          ======        ======
Total Return..........      0.93%/(f)/    4.72%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10           $10
 Ratio of Expenses to
  Average Net Assets..      1.32%/(g)/    1.32%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.25%/(g)/    5.55%/(g)/
 Portfolio Turnover
  Rate................      16.8%/(g)/    14.0%/(g)/

                           2005/(E)/     2004/(H)/
                           ----          ----
PREFERRED SECURITIES FUND
-------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $11.30        $10.80
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.28          0.25
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.18)         0.25
                           -----          ----
 Total From Investment
            Operations      0.10          0.50

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.66)           --
   ----
   Total Dividends and
         Distributions     (0.66)           --
   ----                    -----
Net Asset Value, End
 of Period............    $10.74        $11.30
                          ======        ======
Total Return..........      0.87%/(f)/    4.63%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10           $10
 Ratio of Expenses to
  Average Net Assets..      1.50%/(g)/    1.50%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.07%/(g)/    5.36%/(g)/
 Portfolio Turnover
  Rate................      16.8%/(g)/    14.0%/(g)/

                           2005/(E)/
                           ----
PREFERRED SECURITIES FUND
-------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $11.34
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.27
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.18)
                           -----
 Total From Investment
            Operations      0.09

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.66)
   ----
   Total Dividends and
         Distributions     (0.66)
                           -----
Net Asset Value, End
 of Period............    $10.77
                          ======
Total Return..........      0.74%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........        $9
 Ratio of Expenses to
  Average Net Assets..      1.63%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.91%/(g)/
 Portfolio Turnover
  Rate................      16.8%/(g)/

                           2005/(E)/     2004/(J)/
                           ----          ----
PREFERRED SECURITIES FUND
-------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.25        $11.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.27          0.48
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.17)        (0.27)
                           -----         -----
 Total From Investment
            Operations      0.10          0.21

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.66)           --
   ----
   Total Dividends and
         Distributions     (0.66)           --
   ----                    -----
Net Asset Value, End
 of Period............    $10.69        $11.25
                          ======        ======
Total Return /(b)/ ...      0.85%/(f)/    1.90%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $22,053       $16,472
 Ratio of Expenses to
  Average Net Assets..      1.60%/(g)/    1.59%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...      1.67%/(g)/    2.10%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.01%/(g)/    5.13%/(g)/
 Portfolio Turnover
  Rate................      16.8%/(g)/    14.0%/(g)/

                           2005/(E)/      2004          2003     2002/(I)/
                           ----           ----          ----     ----
PREFERRED SECURITIES FUND
-------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.34        $11.21        $10.30    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(d)/ ..............      0.30          0.65          0.61      0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.16)        (0.07)         0.40      0.06
                           -----         -----          ----      ----
 Total From Investment
            Operations      0.14          0.58          1.01      0.30
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.69)        (0.45)        (0.10)       --
 ----                      -----         -----         -----
   Total Dividends and
         Distributions     (0.69)        (0.45)        (0.10)       --
 ----                      -----         -----         -----
Net Asset Value, End
 of Period............    $10.79        $11.34        $11.21    $10.30
                          ======        ======        ======    ======
Total Return..........      1.22%/(f)/    5.32%         9.84%     3.00%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $236,429      $202,386      $121,828   $12,849
 Ratio of Expenses to
  Average Net Assets..      0.75%/(g)/    0.75%         0.75%     0.75%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.86%/(g)/    5.83%         5.68%     7.04%/(g)/
 Portfolio Turnover
  Rate................      16.8%/(g)/    14.0%         31.1%     11.3%/(g)/

                           2005/(E)/     2004/(H)/
                           ----          ----
PREFERRED SECURITIES FUND
-------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $11.32        $10.80
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.30          0.27
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.16)         0.25
                           -----          ----
 Total From Investment
            Operations      0.14          0.52

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.68)           --
   ----
   Total Dividends and
         Distributions     (0.68)           --
   ----                    -----
Net Asset Value, End
 of Period............    $10.78        $11.32
                          ======        ======
Total Return..........      1.22%/(f)/    4.81%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10           $11
 Ratio of Expenses to
  Average Net Assets..      1.01%/(g)/    1.01%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.58%/(g)/    5.86%/(g)/
 Portfolio Turnover
  Rate................      16.8%/(g)/    14.0%/(g)/

                           2005/(E)/     2004/(H)/
                           ----          ----
PREFERRED SECURITIES FUND
-------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $11.32        $10.80
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.30          0.27
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.18)         0.25
                           -----          ----
 Total From Investment
            Operations      0.12          0.52

Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.67)           --
   ----
   Total Dividends and
         Distributions     (0.67)           --
   ----                    -----
Net Asset Value, End
 of Period............    $10.77        $11.32
                          ======        ======
Total Return..........      1.09%/(f)/    4.81%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $10           $11
 Ratio of Expenses to
  Average Net Assets..      1.13%/(g)/    1.13%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.43%/(g)/    5.73%/(g)/
 Portfolio Turnover
  Rate................      16.8%/(g)/    14.0%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit.
/(d) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(e) /Six months ended June 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from June 1, 2004, date operations commenced, through October 31,
  2004.
/(i) /Period from May 1, 2002, date operations commenced, through October 31,
  2002.
/(j) /Period from December 29, 2003, date operations commenced, through October
  31, 2004.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(F)/      2004       2003      2002     2001/(I)/
                           ----           ----       ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $11.56        $10.59      $9.36     $9.83    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.19          0.11       0.09     (0.04)     0.18
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.17          0.97       1.24     (0.33)    (0.35)
                            ----          ----       ----     -----     -----
 Total From Investment
            Operations      0.36          1.08       1.33     (0.37)    (0.17)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)        (0.11)     (0.10)    (0.10)       --

 Distributions from
  Realized Gains......     (0.10)           --         --        --        --
 ------
   Total Dividends and
         Distributions     (0.34)        (0.11)     (0.10)    (0.10)       --
 ----                      -----         -----      -----     -----
Net Asset Value, End
 of Period............    $11.58        $11.56     $10.59     $9.36     $9.83
                          ======        ======     ======     =====     =====
Total Return..........      3.13%/(g)/   10.29%     14.39%    (3.81)%   (1.70)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $12,207       $10,270     $3,674    $2,462       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.69%/(h)/    0.69%      0.69%     0.69%     0.69%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.24%/(h)/    1.02%      0.96%     2.22%     2.71%/(h)/
 Portfolio Turnover
  Rate................      14.8%/(h)/    34.3%      47.8%     17.6%      2.2%/(h)/

                           2005/(F)/      2004       2003      2002     2001/(I)/
                           ----           ----       ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $11.55        $10.58      $9.35     $9.82    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.18          0.09       0.04      0.19      0.17
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.17          0.97       1.28     (0.58)    (0.35)
                            ----          ----       ----     -----     -----
 Total From Investment
            Operations      0.35          1.06       1.32     (0.39)    (0.18)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)        (0.09)     (0.09)    (0.08)       --

 Distributions from
  Realized Gains......     (0.10)           --         --        --        --
 ------
   Total Dividends and
         Distributions     (0.34)        (0.09)     (0.09)    (0.08)       --
 ----                      -----         -----      -----     -----
Net Asset Value, End
 of Period............    $11.56        $11.55     $10.58     $9.35     $9.82
                          ======        ======     ======     =====     =====
Total Return..........      3.03%/(g)/   10.10%     14.20%    (3.98)%   (1.80)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $14,594        $8,554     $1,683       $11       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.87%/(h)/    0.87%      0.87%     0.87%     0.87%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.12%/(h)/    0.80%      0.35%     2.50%     2.52%/(h)/
 Portfolio Turnover
  Rate................      14.8%/(h)/    34.3%      47.8%     17.6%      2.2%/(h)/

                           2005/(F)/
                           ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $11.62
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............      0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.11
                            ----
 Total From Investment
            Operations      0.33
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)

 Distributions from
  Realized Gains......     (0.10)
   ----
   Total Dividends and
         Distributions     (0.34)
                           -----
Net Asset Value, End
 of Period............    $11.61
                          ======
Total Return..........      2.83%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $69
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      1.00%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.90%/(h)/
 Portfolio Turnover
  Rate................      14.8%/(h)/

                           2005/(F)/      2004       2003      2002     2001/(J)/
                           ----           ----       ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.59        $10.60      $9.36     $9.83    $10.04
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.21          0.13       0.04      0.10      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.15          0.95       1.26     (0.51)    (0.26)
                            ----          ----       ----     -----     -----
 Total From Investment
            Operations      0.36          1.08       1.30     (0.41)    (0.21)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)        (0.09)     (0.06)    (0.06)       --

 Distributions from
  Realized Gains......     (0.10)           --         --        --        --
 ------
   Total Dividends and
         Distributions     (0.34)        (0.09)     (0.06)    (0.06)       --
 ----                      -----         -----      -----     -----
Net Asset Value, End
 of Period............    $11.61        $11.59     $10.60     $9.36     $9.83
                          ======        ======     ======     =====     =====
Total Return /(d)/ ...      3.11%/(g)/   10.21%     13.92%    (4.16)%   (2.09)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $80,556       $59,805    $27,052    $5,071      $488
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.73%/(h)/    0.78%      1.05%     1.05%     1.05%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(e)/ ..............        --          0.78%      1.05%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.57%/(h)/    1.16%      0.39%     1.79%     1.22%/(h)/
 Portfolio Turnover
  Rate................      14.8%/(h)/    34.3%      47.8%     17.6%      2.2%/(h)/

                           2005/(F)/      2004       2003      2002     2001/(I)/
                           ----           ----       ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.61        $10.63      $9.40     $9.87    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.24          0.20       0.14      0.20      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.16          0.95       1.25     (0.51)    (0.21)
                            ----          ----       ----     -----     -----
 Total From Investment
            Operations      0.40          1.15       1.39     (0.31)    (0.13)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.25)        (0.17)     (0.16)    (0.16)       --

 Distributions from
  Realized Gains......     (0.10)           --         --        --        --
 ------
   Total Dividends and
         Distributions     (0.35)        (0.17)     (0.16)    (0.16)       --
 ----                      -----         -----      -----     -----
Net Asset Value, End
 of Period............    $11.66        $11.61     $10.63     $9.40     $9.87
                          ======        ======     ======     =====     =====
Total Return..........      3.43%/(g)/   10.97%     15.00%    (3.25)%   (1.30)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $302,487      $226,885   $112,143   $35,188    $4,339
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%/(h)/    0.12%      0.12%     0.12%     0.12%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.16%/(h)/    1.80%      1.41%     2.84%     3.44%/(h)/
 Portfolio Turnover
  Rate................      14.8%/(h)/    34.3%      47.8%     17.6%      2.2%/(h)/

                           2005/(F)/      2004       2003      2002     2001/(I)/
                           ----           ----       ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $11.58        $10.61      $9.38     $9.85    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.22          0.14       0.11     (0.03)     0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.16          0.98       1.25     (0.31)    (0.35)
                            ----          ----       ----     -----     -----
 Total From Investment
            Operations      0.38          1.12       1.36     (0.34)    (0.15)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)        (0.15)     (0.13)    (0.13)       --

 Distributions from
  Realized Gains......     (0.10)           --         --        --        --
 ------
   Total Dividends and
         Distributions     (0.34)        (0.15)     (0.13)    (0.13)       --
 ----                      -----         -----      -----     -----
Net Asset Value, End
 of Period............    $11.62        $11.58     $10.61     $9.38     $9.85
                          ======        ======     ======     =====     =====
Total Return..........      3.33%/(g)/   10.61%     14.73%    (3.50)%   (1.50)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $14,890        $5,551     $1,224      $334       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.38%/(h)/    0.38%      0.38%     0.38%     0.38%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.84%/(h)/    1.22%      1.14%     2.93%     3.02%/(h)/
 Portfolio Turnover
  Rate................      14.8%/(h)/    34.3%      47.8%     17.6%      2.2%/(h)/

                           2005/(F)/      2004       2003      2002     2001/(I)/
                           ----           ----       ----      ----     ----
PRINCIPAL LIFETIME 2010 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $11.57        $10.60      $9.37     $9.84    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.17          0.10       0.12      0.28      0.19
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.20          1.00       1.23     (0.63)    (0.35)
                            ----          ----       ----     -----     -----
 Total From Investment
            Operations      0.37          1.10       1.35     (0.35)    (0.16)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)        (0.13)     (0.12)    (0.12)       --

 Distributions from
  Realized Gains......     (0.10)           --         --        --        --
 ------
   Total Dividends and
         Distributions     (0.34)        (0.13)     (0.12)    (0.12)       --
 ----                      -----         -----      -----     -----
Net Asset Value, End
 of Period............    $11.60        $11.57     $10.60     $9.37     $9.84
                          ======        ======     ======     =====     =====
Total Return..........      3.23%/(g)/   10.49%     14.60%    (3.63)%   (1.60)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $7,311        $1,501        $11        $9        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.50%/(h)/    0.50%      0.50%     0.50%     0.50%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.89%/(h)/    0.89%      1.18%     2.89%     2.88%/(h)/
 Portfolio Turnover
  Rate................      14.8%/(h)/    34.3%      47.8%     17.6%      2.2%/(h)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Total return is calculated without the contingent deferred sales charge. /(e) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(f) /Six months ended April 30, 2005.
/(g) /Total return amounts have not been annualized.
/(h) /Computed on an annualized basis.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(j) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(F)/      2004       2003      2002     2001/(I)/
                           ----           ----       ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $11.46        $10.52      $9.11     $9.69    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.18          0.11       0.07     (0.02)     0.14
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.26          0.96       1.42     (0.48)    (0.45)
                            ----          ----       ----     -----     -----
 Total From Investment
            Operations      0.44          1.07       1.49     (0.50)    (0.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.23)        (0.13)     (0.08)    (0.08)       --
                                                                           --
 Distributions from
  Realized Gains......     (0.09)           --         --        --        --
 ------
   Total Dividends and
         Distributions     (0.32)        (0.13)     (0.08)    (0.08)       --
 ----                      -----         -----      -----     -----
Net Asset Value, End
 of Period............    $11.58        $11.46     $10.52     $9.11     $9.69
                          ======        ======     ======     =====     =====
Total Return..........      3.81%/(g)/   10.24%     16.52%    (5.22)%   (3.10)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $17,817       $12,657     $4,106    $1,917       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.69%/(h)/    0.69%      0.69%     0.69%     0.69%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.13%/(h)/    0.95%      0.75%     1.76%     2.14%/(h)/
 Portfolio Turnover
  Rate................       4.3%/(h)/    27.0%      41.1%     12.3%      4.0%/(h)/

                           2005/(F)/      2004       2003      2002     2001/(I)/
                           ----           ----       ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $11.44        $10.50      $9.10     $9.68    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.18          0.06       0.03      0.01      0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.25          0.99       1.44     (0.53)    (0.45)
                            ----          ----       ----     -----     -----
 Total From Investment
            Operations      0.43          1.05       1.47     (0.52)    (0.32)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.23)        (0.11)     (0.07)    (0.06)       --
                                                                           --
 Distributions from
  Realized Gains......     (0.09)           --         --        --        --
 ------
   Total Dividends and
         Distributions     (0.32)        (0.11)     (0.07)    (0.06)       --
 ----                      -----         -----      -----     -----
Net Asset Value, End
 of Period............    $11.55        $11.44     $10.50     $9.10     $9.68
                          ======        ======     ======     =====     =====
Total Return..........      3.71%/(g)/   10.06%     16.22%    (5.40)%   (3.20)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $22,068       $12,193     $1,986       $69        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.87%/(h)/    0.87%      0.87%     0.87%     0.87%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.07%/(h)/    0.51%      0.29%     1.76%     1.94%/(h)/
 Portfolio Turnover
  Rate................       4.3%/(h)/    27.0%      41.1%     12.3%      4.0%/(h)/

                           2005/(F)/
                           ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $11.51
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............      0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.29
                            ----
 Total From Investment
            Operations      0.42
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.23)

 Distributions from
  Realized Gains......     (0.09)
   ----
   Total Dividends and
         Distributions     (0.32)
                           -----
Net Asset Value, End
 of Period............    $11.61
                          ======
Total Return..........      3.59%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $947
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      1.00%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.23%/(h)/
 Portfolio Turnover
  Rate................       4.3%/(h)/

                           2005/(F)/      2004       2003      2002     2001/(J)/
                           ----           ----       ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.48        $10.53      $9.11     $9.69    $10.02
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.20          0.11       0.03      0.09      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.24          0.95       1.43     (0.63)    (0.36)
                            ----          ----       ----     -----     -----
 Total From Investment
            Operations      0.44          1.06       1.46     (0.54)    (0.33)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.23)        (0.11)     (0.04)    (0.04)       --

 Distributions from
  Realized Gains......     (0.09)           --         --        --        --
 ------
   Total Dividends and
         Distributions     (0.32)        (0.11)     (0.04)    (0.04)       --
 ----                      -----         -----      -----     -----
Net Asset Value, End
 of Period............    $11.60        $11.48     $10.53     $9.11     $9.69
                          ======        ======     ======     =====     =====
Total Return /(d)/ ...      3.80%/(g)/   10.10%     16.09%    (5.56)%   (3.29)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $133,243       $97,035    $45,114    $8,645    $1,153
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.73%/(h)/    0.78%      1.01%     1.05%     1.05%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(e)/ ..............        --          0.78%      1.01%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.42%/(h)/    1.01%      0.31%     1.46%     1.93%/(h)/
 Portfolio Turnover
  Rate................       4.3%/(h)/    27.0%      41.1%     12.3%      4.0%/(h)/

                           2005/(F)/      2004       2003      2002     2001/(I)/
                           ----           ----       ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.49        $10.55      $9.14     $9.72    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.23          0.18       0.12      0.19      0.04
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.25          0.95       1.42     (0.63)    (0.32)
                            ----          ----       ----     -----     -----
 Total From Investment
            Operations      0.48          1.13       1.54     (0.44)    (0.28)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)        (0.19)     (0.13)    (0.14)       --
                                                                           --
 Distributions from
  Realized Gains......     (0.09)           --         --        --        --
 ------
   Total Dividends and
         Distributions     (0.33)        (0.19)     (0.13)    (0.14)       --
 ----                      -----         -----      -----     -----
Net Asset Value, End
 of Period............    $11.64        $11.49     $10.55     $9.14     $9.72
                          ======        ======     ======     =====     =====
Total Return..........      4.12%/(g)/   10.85%     17.14%    (4.67)%   (2.80)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $458,870      $322,168   $145,767   $42,265    $2,820
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%/(h)/    0.12%      0.12%     0.12%     0.12%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.99%/(h)/    1.63%      1.25%     2.34%     2.81%/(h)/
 Portfolio Turnover
  Rate................       4.3%/(h)/    27.0%      41.1%     12.3%      4.0%/(h)/

                           2005/(F)/      2004       2003      2002     2001/(I)/
                           ----           ----       ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $11.47        $10.53      $9.13     $9.71    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.20          0.16       0.09     (0.02)     0.16
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.27          0.94       1.42     (0.45)    (0.45)
                            ----          ----       ----     -----     -----
 Total From Investment
            Operations      0.47          1.10       1.51     (0.47)    (0.29)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)        (0.16)     (0.11)    (0.11)       --
                                                                           --
 Distributions from
  Realized Gains......     (0.09)           --         --        --        --
 ------
   Total Dividends and
         Distributions     (0.33)        (0.16)     (0.11)    (0.11)       --
 ----                      -----         -----      -----     -----
Net Asset Value, End
 of Period............    $11.61        $11.47     $10.53     $9.13     $9.71
                          ======        ======     ======     =====     =====
Total Return..........      4.01%/(g)/   10.58%     16.73%    (4.91)%   (2.90)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $27,287        $8,498     $2,804      $721       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.38%/(h)/    0.38%      0.38%     0.38%     0.38%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.47%/(h)/    1.41%      0.97%     2.27%     2.44%/(h)/
 Portfolio Turnover
  Rate................       4.3%/(h)/    27.0%      41.1%     12.3%      4.0%/(h)/

                           2005/(F)/      2004       2003      2002     2001/(I)/
                           ----           ----       ----      ----     ----
PRINCIPAL LIFETIME 2020 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $11.46        $10.53      $9.12     $9.70    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.12          0.06       0.10      0.24      0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.34          1.02       1.41     (0.72)    (0.45)
                            ----          ----       ----     -----     -----
 Total From Investment
            Operations      0.46          1.08       1.51     (0.48)    (0.30)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)        (0.15)     (0.10)    (0.10)       --
                                                                           --
 Distributions from
  Realized Gains......     (0.09)           --         --        --        --
 ------
   Total Dividends and
         Distributions     (0.33)        (0.15)     (0.10)    (0.10)       --
 ----                      -----         -----      -----     -----
Net Asset Value, End
 of Period............    $11.59        $11.46     $10.53     $9.12     $9.70
                          ======        ======     ======     =====     =====
Total Return..........      3.92%/(g)/   10.35%     16.73%    (5.04)%   (3.00)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $13,663        $1,529        $11        $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.50%/(h)/    0.50%      0.50%     0.50%     0.50%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.17%/(h)/    0.54%      1.02%     2.50%     2.31%/(h)/
 Portfolio Turnover
  Rate................       4.3%/(h)/    27.0%      41.1%     12.3%      4.0%/(h)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Total return is calculated without the contingent deferred sales charge. /(e) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(f) /Six months ended April 30, 2005.
/(g) /Total return amounts have not been annualized.
/(h) /Computed on an annualized basis.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(j) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(F)/      2004       2003         2002     2001/(K)/
                           ----           ----       ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $11.18        $10.22      $8.74        $9.49    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.15          0.08       0.04           --      0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.31          0.97       1.49        (0.66)    (0.62)
                            ----          ----       ----        -----     -----
 Total From Investment
            Operations      0.46          1.05       1.53        (0.66)    (0.51)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.21)        (0.09)     (0.05)       (0.09)       --
 Distributions from
  Realized Gains......     (0.08)           --         --           --        --
 ------                    -----
   Total Dividends and
         Distributions     (0.29)        (0.09)     (0.05)       (0.09)       --
 ----                      -----         -----      -----        -----
Net Asset Value, End
 of Period............    $11.35        $11.18     $10.22        $8.74     $9.49
                          ======        ======     ======        =====     =====
Total Return..........      4.08%/(g)/   10.33%     17.61%       (7.09)%   (5.10)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $12,118        $6,081     $1,781         $646       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.69%/(h)/    0.69%      0.69%        0.69%     0.69%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.69%/(h)/    0.70%      0.43%        1.35%     1.65%/(h)/
 Portfolio Turnover
  Rate................       9.0%/(h)/    30.7%      52.4%/(i)/   19.9%     60.2%/(h)/

                           2005/(F)/      2004       2003         2002     2001/(K)/
                           ----           ----       ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $11.15        $10.19      $8.73        $9.48    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.16          0.05      (0.01)        0.11      0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.29          0.98       1.51        (0.79)    (0.62)
                            ----          ----       ----        -----     -----
 Total From Investment
            Operations      0.45          1.03       1.50        (0.68)    (0.52)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.21)        (0.07)     (0.04)       (0.07)       --
 Distributions from
  Realized Gains......     (0.08)           --         --           --        --
 ------                    -----
   Total Dividends and
         Distributions     (0.29)        (0.07)     (0.04)       (0.07)       --
 ----                      -----         -----      -----        -----
Net Asset Value, End
 of Period............    $11.31        $11.15     $10.19        $8.73     $9.48
                          ======        ======     ======        =====     =====
Total Return..........      3.98%/(g)/   10.16%     17.20%       (7.26)%   (5.20)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $18,308       $10,544     $2,905          $12        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.87%/(h)/    0.87%      0.87%        0.87%     0.87%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.77%/(h)/    0.45%     (0.07)%       1.64%     1.45%/(h)/
 Portfolio Turnover
  Rate................       9.0%/(h)/    30.7%      52.4%/(i)/   19.9%     60.2%/(h)/

                           2005/(F)/
                           ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $11.19
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............      0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.22
                            ----
 Total From Investment
            Operations      0.42
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.20)
 Distributions from
  Realized Gains......     (0.08)
                           -----
   Total Dividends and
         Distributions     (0.28)
                           -----
Net Asset Value, End
 of Period............    $11.33
                          ======
Total Return..........      3.78%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $166
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      1.00%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.62%/(h)/
 Portfolio Turnover
  Rate................       9.0%/(h)/

                           2005/(F)/      2004       2003         2002     2001/(L)/
                           ----           ----       ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.18        $10.21      $8.74        $9.50    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.17          0.08      (0.01)        0.07      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.29          0.96       1.49        (0.78)    (0.52)
                            ----          ----       ----        -----     -----
 Total From Investment
            Operations      0.46          1.04       1.48        (0.71)    (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.21)        (0.07)     (0.01)       (0.05)       --
 Distributions from
  Realized Gains......     (0.08)           --         --           --        --
 ------                    -----
   Total Dividends and
         Distributions     (0.29)        (0.07)     (0.01)       (0.05)       --
 ----                      -----         -----      -----        -----
Net Asset Value, End
 of Period............    $11.35        $11.18     $10.21        $8.74     $9.50
                          ======        ======     ======        =====     =====
Total Return /(d)/ ...      4.06%/(g)/   10.18%     16.91%       (7.52)%   (5.00)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $119,026       $95,677    $55,252       $7,610      $839
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.81%/(h)/    0.87%      1.09%        1.05%     1.05%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(e)/ ..............        --          0.87%      1.09%          --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.07%/(h)/    0.75%     (0.06)%       0.96%     1.39%/(h)/
 Portfolio Turnover
  Rate................       9.0%/(h)/    30.7%      52.4%/(i)/   19.9%     60.2%/(h)/

                           2005/(F)/      2004       2003         2002     2001/(K)/
                           ----           ----       ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.17        $10.21      $8.77        $9.53    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.21          0.15       0.09         0.17      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.28          0.96       1.48        (0.79)    (0.50)
                            ----          ----       ----        -----     -----
 Total From Investment
            Operations      0.49          1.11       1.57        (0.62)    (0.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.21)        (0.15)     (0.13)       (0.14)       --
 Distributions from
  Realized Gains......     (0.08)           --         --           --        --
 ------                    -----
   Total Dividends and
         Distributions     (0.29)        (0.15)     (0.13)       (0.14)       --
 ----                      -----         -----      -----        -----
Net Asset Value, End
 of Period............    $11.37        $11.17     $10.21        $8.77     $9.53
                          ======        ======     ======        =====     =====
Total Return..........      4.40%/(g)/   10.98%     18.16%       (6.63)%   (4.70)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $380,270      $282,813   $147,968      $31,841    $3,816
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%/(h)/    0.12%      0.12%        0.12%     0.12%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.70%/(h)/    1.42%      0.97%        1.91%     2.29%/(h)/
 Portfolio Turnover
  Rate................       9.0%/(h)/    30.7%      52.4%/(i)/   19.9%     60.2%/(h)/

                           2005/(F)/      2004       2003         2002     2001/(K)/
                           ----           ----       ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $11.18        $10.21      $8.75        $9.51    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.17          0.13       0.06         0.02      0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.31          0.96       1.48        (0.66)    (0.62)
                            ----          ----       ----        -----     -----
 Total From Investment
            Operations      0.48          1.09       1.54        (0.64)    (0.49)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.21)        (0.12)     (0.08)       (0.12)       --
 Distributions from
  Realized Gains......     (0.08)           --         --           --        --
 ------                    -----
   Total Dividends and
         Distributions     (0.29)        (0.12)     (0.08)       (0.12)       --
 ----                      -----         -----      -----        -----
Net Asset Value, End
 of Period............    $11.37        $11.18     $10.21        $8.75     $9.51
                          ======        ======     ======        =====     =====
Total Return..........      4.29%/(g)/   10.78%     17.81%       (6.89)%   (4.90)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $22,913        $7,855     $4,020         $885       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.38%/(h)/    0.38%      0.38%        0.38%     0.38%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.04%/(h)/    1.19%      0.66%        1.59%     1.95%/(h)/
 Portfolio Turnover
  Rate................       9.0%/(h)/    30.7%      52.4%/(i)/   19.9%     60.2%/(h)/

                           2005/(F)/      2004       2003         2002     2001/(K)/
                           ----           ----       ----         ----     ----
PRINCIPAL LIFETIME 2030 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $11.38        $10.40      $8.75        $9.50    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.16          0.03       0.04         0.20      0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.32          1.06       1.68        (0.84)    (0.62)
                            ----          ----       ----        -----     -----
 Total From Investment
            Operations      0.48          1.09       1.72        (0.64)    (0.50)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.21)        (0.11)     (0.07)       (0.11)       --
 Distributions from
  Realized Gains......     (0.08)           --         --           --        --
 ------                    -----
   Total Dividends and
         Distributions     (0.29)        (0.11)     (0.07)       (0.11)       --
 ----                      -----         -----      -----        -----
Net Asset Value, End
 of Period............    $11.57        $11.38     $10.40        $8.75     $9.50
                          ======        ======     ======        =====     =====
Total Return..........      4.20%/(g)/   10.55%     19.77%/(j)/  (6.91)%   (5.00)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $16,940        $7,352        $15           $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.50%/(h)/    0.50%      0.50%        0.50%     0.50%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.75%/(h)/    0.25%      0.21%        2.09%     1.82%/(h)/
 Portfolio Turnover
  Rate................       9.0%/(h)/    30.7%      52.4%/(i)/   19.9%     60.2%/(h)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Total return is calculated without the contingent deferred sales charge. /(e) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(f) /Six months ended April 30, 2005.
/(g) /Total return amounts have not been annualized.
/(h) /Computed on an annualized basis.
/(i) /Portfolio turnover rate excludes approximately $22,287,000 of securities from the acquisition of Balanced Fund and $22,287,000 from portfolio realignment.
/(j) /During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
/(k) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(l) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(F)/      2004       2003       2002     2001/(I)/
                           ----           ----       ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $11.13        $10.18      $8.65      $9.54    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.16          0.02       0.01       0.04      0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.33          1.02       1.56      (0.85)    (0.53)
                            ----          ----       ----      -----     -----
 Total From Investment
            Operations      0.49          1.04       1.57      (0.81)    (0.46)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.19)        (0.09)     (0.04)     (0.07)       --
 Distributions from
  Realized Gains......     (0.08)           --         --      (0.01)       --
 ------                    -----                               -----
   Total Dividends and
         Distributions     (0.27)        (0.09)     (0.04)     (0.08)       --
 ----                      -----         -----      -----      -----
Net Asset Value, End
 of Period............    $11.35        $11.13     $10.18      $8.65     $9.54
                          ======        ======     ======      =====     =====
Total Return..........      4.30%/(g)/   10.25%     18.33%     (8.57)%   (4.60)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $9,904        $8,117       $327        $49        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.69%/(h)/    0.69%      0.69%      0.69%     0.69%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.70%/(h)/    0.17%      0.07%      1.14%     1.02%/(h)/
 Portfolio Turnover
  Rate................      14.0%/(h)/    40.0%      46.0%      19.6%    316.2%/(h)/

                           2005/(F)/      2004       2003       2002     2001/(I)/
                           ----           ----       ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $11.13        $10.18      $8.64      $9.53    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.14         (0.01)     (0.01)      0.03      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.34          1.03       1.58      (0.85)    (0.52)
                            ----          ----       ----      -----     -----
 Total From Investment
            Operations      0.48          1.02       1.57      (0.82)    (0.47)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.18)        (0.07)     (0.03)     (0.06)       --
 Distributions from
  Realized Gains......     (0.08)           --         --      (0.01)       --
 ------                    -----                               -----
   Total Dividends and
         Distributions     (0.26)        (0.07)     (0.03)     (0.07)       --
 ----                      -----         -----      -----      -----
Net Asset Value, End
 of Period............    $11.35        $11.13     $10.18      $8.64     $9.53
                          ======        ======     ======      =====     =====
Total Return..........      4.28%/(g)/   10.05%     18.25%     (8.74)%   (4.70)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $7,483        $4,436       $405        $63        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.87%/(h)/    0.87%      0.87%      0.87%     0.87%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.44%/(h)/   (0.11)%    (0.09)%     0.98%     0.83%/(h)/
 Portfolio Turnover
  Rate................      14.0%/(h)/    40.0%      46.0%      19.6%    316.2%/(h)/

                           2005/(F)/
                           ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $11.18
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............      0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.32
                            ----
 Total From Investment
            Operations      0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.18)
 Distributions from
  Realized Gains......     (0.08)
                           -----
   Total Dividends and
         Distributions     (0.26)
                           -----
Net Asset Value, End
 of Period............    $11.37
                          ======
Total Return..........      3.98%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $46
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      1.00%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.24%/(h)/
 Portfolio Turnover
  Rate................      14.0%/(h)/

                           2005/(F)/      2004       2003       2002     2001/(J)/
                           ----           ----       ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.14        $10.15      $8.66      $9.55     $9.98
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.15          0.03      (0.07)      0.04      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.32          0.97       1.56      (0.88)    (0.45)
                            ----          ----       ----      -----     -----
 Total From Investment
            Operations      0.47          1.00       1.49      (0.84)    (0.43)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.18)        (0.01)        --      (0.04)       --
 Distributions from
  Realized Gains......     (0.08)           --         --      (0.01)       --
 ------                    -----                               -----
   Total Dividends and
         Distributions     (0.26)        (0.01)        --      (0.05)       --
 -----                     -----         -----                 -----
Net Asset Value, End
 of Period............    $11.35        $11.14     $10.15      $8.66     $9.55
                          ======        ======     ======      =====     =====
Total Return /(d)/ ...      4.18%/(g)/    9.86%     17.26%     (8.89)%   (4.31)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $35,679       $26,053    $12,332     $3,304      $344
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.88%/(h)/    0.97%      1.60%      1.05%     1.05%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(e)/ ..............        --          0.97%      1.66%        --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.63%/(h)/    0.29%     (0.71)%     0.45%     0.70%/(h)/
 Portfolio Turnover
  Rate................      14.0%/(h)/    40.0%      46.0%      19.6%    316.2%/(h)/

                           2005/(F)/      2004       2003       2002     2001/(I)/
                           ----           ----       ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.17        $10.22      $8.68      $9.58    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.19          0.12       0.07       0.16      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.33          0.98       1.56      (0.92)    (0.44)
                            ----          ----       ----      -----     -----
 Total From Investment
            Operations      0.52          1.10       1.63      (0.76)    (0.42)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.19)        (0.15)     (0.09)     (0.13)       --
 Distributions from
  Realized Gains......     (0.08)           --         --      (0.01)       --
 ------                    -----                               -----
   Total Dividends and
         Distributions     (0.27)        (0.15)     (0.09)     (0.14)       --
 ----                      -----         -----      -----      -----
Net Asset Value, End
 of Period............    $11.42        $11.17     $10.22      $8.68     $9.58
                          ======        ======     ======      =====     =====
Total Return..........      4.60%/(g)/   10.84%     19.06%     (8.12)%   (4.20)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $162,652      $108,127    $47,706    $15,314    $2,969
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%/(h)/    0.12%      0.12%      0.12%     0.12%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.30%/(h)/    1.07%      0.78%      1.53%     1.77%/(h)/
 Portfolio Turnover
  Rate................      14.0%/(h)/    40.0%      46.0%      19.6%    316.2%/(h)/

                           2005/(F)/      2004       2003       2002     2001/(I)/
                           ----           ----       ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $11.15        $10.21      $8.67      $9.56    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.15          0.10       0.04       0.04      0.09
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.37          0.96       1.57      (0.81)    (0.53)
                            ----          ----       ----      -----     -----
 Total From Investment
            Operations      0.52          1.06       1.61      (0.77)    (0.44)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.19)        (0.12)     (0.07)     (0.11)       --
 Distributions from
  Realized Gains......     (0.08)           --         --      (0.01)       --
 ------                    -----                               -----
   Total Dividends and
         Distributions     (0.27)        (0.12)     (0.07)     (0.12)       --
 ----                      -----         -----      -----      -----
Net Asset Value, End
 of Period............    $11.40        $11.15     $10.21      $8.67     $9.56
                          ======        ======     ======      =====     =====
Total Return..........      4.59%/(g)/   10.46%     18.76%     (8.26)%   (4.40)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $9,122        $1,642       $927       $197       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.38%/(h)/    0.38%      0.38%      0.38%     0.38%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.59%/(h)/    0.94%      0.39%      1.16%     1.33%/(h)/
 Portfolio Turnover
  Rate................      14.0%/(h)/    40.0%      46.0%      19.6%    316.2%/(h)/

                           2005/(F)/      2004       2003       2002     2001/(I)/
                           ----           ----       ----       ----     ----
PRINCIPAL LIFETIME 2040 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $11.13        $10.19      $8.65      $9.55    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.10          0.02       0.05       0.16      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.40          1.03       1.55      (0.95)    (0.53)
                            ----          ----       ----      -----     -----
 Total From Investment
            Operations      0.50          1.05       1.60      (0.79)    (0.45)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.19)        (0.11)     (0.06)     (0.10)       --
 Distributions from
  Realized Gains......     (0.08)           --         --      (0.01)       --
 ------                    -----                               -----
   Total Dividends and
         Distributions     (0.27)        (0.11)     (0.06)     (0.11)       --
 ----                      -----         -----      -----      -----
Net Asset Value, End
 of Period............    $11.36        $11.13     $10.19      $8.65     $9.55
                          ======        ======     ======      =====     =====
Total Return..........      4.41%/(g)/   10.35%     18.66%     (8.49)%   (4.50)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $2,428          $256        $10         $9       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.50%/(h)/    0.50%      0.50%      0.50%     0.50%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.72%/(h)/    0.15%      0.56%      1.67%     1.20%/(h)/
 Portfolio Turnover
  Rate................      14.0%/(h)/    40.0%      46.0%      19.6%    316.2%/(h)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Total return is calculated without the contingent deferred sales charge. /(e) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(f) /Six months ended April 30, 2005.
/(g) /Total return amounts have not been annualized.
/(h) /Computed on an annualized basis.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(j) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(F)/     2004       2003      2002     2001/(I)/
                          ----          ----       ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.64        $9.71      $8.13     $9.20    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.13         0.01      (0.01)     0.10      0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.36         0.97       1.61     (1.09)    (0.83)
                           ----         ----       ----     -----     -----
 Total From Investment
            Operations     0.49         0.98       1.60     (0.99)    (0.80)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)       (0.05)     (0.02)    (0.08)       --
 Distributions from
  Realized Gains......    (0.07)          --         --        --        --
 -----                    -----
   Total Dividends and
         Distributions    (0.23)       (0.05)     (0.02)    (0.08)       --
 ----                     -----        -----      -----     -----
Net Asset Value, End
 of Period............   $10.90       $10.64      $9.71     $8.13     $9.20
                         ======       ======      =====     =====     =====
Total Return..........     4.60%/(g)/  10.17%     19.75%   (10.88)%   (8.00)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,230       $1,508        $92        $8        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.69%/(h)/   0.69%      0.69%     0.69%     0.69%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.37%/(h)/   0.12%     (0.06)%    1.11%     0.51%/(h)/
 Portfolio Turnover
  Rate................      9.9%/(h)/   44.9%      45.7%     25.4%     59.0%/(h)/

                          2005/(F)/     2004       2003      2002     2001/(I)/
                          ----          ----       ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $10.63        $9.70      $8.12     $9.19    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.12        (0.06)     (0.04)     0.06      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.36         1.03       1.63     (1.06)    (0.83)
                           ----         ----       ----     -----     -----
 Total From Investment
            Operations     0.48         0.97       1.59     (1.00)    (0.81)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)       (0.04)     (0.01)    (0.07)       --
 Distributions from
  Realized Gains......    (0.07)          --         --        --        --
 -----                    -----
   Total Dividends and
         Distributions    (0.23)       (0.04)     (0.01)    (0.07)       --
 ----                     -----        -----      -----     -----
Net Asset Value, End
 of Period............   $10.88       $10.63      $9.70     $8.12     $9.19
                         ======       ======      =====     =====     =====
Total Return..........     4.49%/(g)/   9.99%     19.55%   (11.05)%   (8.10)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,942       $3,539       $113       $15        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.87%/(h)/   0.87%      0.87%     0.87%     0.87%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.27%/(h)/  (0.53)%    (0.37)%    0.70%     0.32%/(h)/
 Portfolio Turnover
  Rate................      9.9%/(h)/   44.9%      45.7%     25.4%     59.0%/(h)/

                          2005/(F)/
                          ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $10.68
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(c)/ ..............     0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.38
                           ----
 Total From Investment
            Operations     0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)
 Distributions from
  Realized Gains......    (0.07)
                          -----
   Total Dividends and
         Distributions    (0.23)
                          -----
Net Asset Value, End
 of Period............   $10.90
                         ======
Total Return..........     4.18%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $91
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     1.00%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.21%/(h)/
 Portfolio Turnover
  Rate................      9.9%/(h)/

                          2005/(F)/     2004       2003      2002     2001/(J)/
                          ----          ----       ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.55        $9.67      $8.15     $9.20     $9.97
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.10        (0.08)     (0.08)     0.04        --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.35         0.96       1.60     (1.04)    (0.77)
                           ----         ----       ----     -----     -----
 Total From Investment
            Operations     0.45         0.88       1.52     (1.00)    (0.77)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.16)          --         --     (0.05)       --
 Distributions from
  Realized Gains......    (0.07)          --         --        --        --
 -----                    -----
   Total Dividends and
         Distributions    (0.23)          --         --     (0.05)       --
 -----                    -----                             -----
Net Asset Value, End
 of Period............   $10.77       $10.55      $9.67     $8.15     $9.20
                         ======       ======      =====     =====     =====
Total Return /(d)/ ...     4.17%/(g)/   9.10%     18.67%   (10.98)%   (7.72)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,254       $3,887     $1,636      $776      $273
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     1.30%/(h)/   1.68%      1.70%     1.05%     1.05%/(h)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(e)/ ..............     1.30%/(h)/   1.73%      4.30%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.82%/(h)/  (0.74)%    (0.97)%    0.35%     0.20%/(h)/
 Portfolio Turnover
  Rate................      9.9%/(h)/   44.9%      45.7%     25.4%     59.0%/(h)/

                          2005/(F)/     2004       2003      2002     2001/(I)/
                          ----          ----       ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $10.66        $9.73      $8.14     $9.22    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.17         0.09       0.04      0.15      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.35         0.95       1.62     (1.09)    (0.80)
                           ----         ----       ----     -----     -----
 Total From Investment
            Operations     0.52         1.04       1.66     (0.94)    (0.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)       (0.11)     (0.07)    (0.14)       --
 Distributions from
  Realized Gains......    (0.07)          --         --        --        --
 -----                    -----
   Total Dividends and
         Distributions    (0.24)       (0.11)     (0.07)    (0.14)       --
 ----                     -----        -----      -----     -----
Net Asset Value, End
 of Period............   $10.94       $10.66      $9.73     $8.14     $9.22
                         ======       ======      =====     =====     =====
Total Return..........     4.83%/(g)/  10.77%     20.54%   (10.45)%   (7.80)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $83,998      $58,284    $30,633    $6,045    $2,265
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.12%/(h)/   0.12%      0.12%     0.12%     0.12%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.02%/(h)/   0.90%      0.43%     1.19%     1.09%/(h)/
 Portfolio Turnover
  Rate................      9.9%/(h)/   44.9%      45.7%     25.4%     59.0%/(h)/

                          2005/(F)/     2004       2003      2002     2001/(I)/
                          ----          ----       ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $10.66        $9.73      $8.14     $9.22    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.16         0.09         --      0.08      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.35         0.93       1.64     (1.05)    (0.83)
                           ----         ----       ----     -----     -----
 Total From Investment
            Operations     0.51         1.02       1.64     (0.97)    (0.78)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)       (0.09)     (0.05)    (0.11)       --
 Distributions from
  Realized Gains......    (0.07)          --         --        --        --
 -----                    -----
   Total Dividends and
         Distributions    (0.24)       (0.09)     (0.05)    (0.11)       --
 ----                     -----        -----      -----     -----
Net Asset Value, End
 of Period............   $10.93       $10.66      $9.73     $8.14     $9.22
                         ======       ======      =====     =====     =====
Total Return..........     4.71%/(g)/  10.49%     20.22%   (10.69)%   (7.80)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,919         $931       $810       $33        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.38%/(h)/   0.38%      0.38%     0.38%     0.38%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.86%/(h)/   0.83%     (0.02)%    1.12%     0.82%/(h)/
 Portfolio Turnover
  Rate................      9.9%/(h)/   44.9%      45.7%     25.4%     59.0%/(h)/

                          2005/(F)/     2004       2003      2002     2001/(I)/
                          ----          ----       ----      ----     ----
PRINCIPAL LIFETIME 2050 FUND
----------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $10.65        $9.72      $8.13     $9.21    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05         0.01       0.02      0.12      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.46         0.99       1.61     (1.10)    (0.84)
                           ----         ----       ----     -----     -----
 Total From Investment
            Operations     0.51         1.00       1.63     (0.98)    (0.79)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)       (0.07)     (0.04)    (0.10)       --
 Distributions from
  Realized Gains......    (0.07)          --         --        --        --
 -----                    -----
   Total Dividends and
         Distributions    (0.24)       (0.07)     (0.04)    (0.10)       --
 ----                     -----        -----      -----     -----
Net Asset Value, End
 of Period............   $10.92       $10.65      $9.72     $8.13     $9.21
                         ======       ======      =====     =====     =====
Total Return..........     4.71%/(g)/  10.37%     20.10%   (10.81)%   (7.90)%/(g)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $796         $112        $10        $8        $9
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............     0.50%/(h)/   0.50%      0.50%     0.50%     0.50%/(h)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.99%/(h)/   0.09%      0.28%     1.30%     0.69%/(h)/
 Portfolio Turnover
  Rate................      9.9%/(h)/   44.9%      45.7%     25.4%     59.0%/(h)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Calculated based on average shares outstanding during the period.
/(d) /Total return is calculated without the contingent deferred sales charge. /(e) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(f) /Six months ended April 30, 2005.
/(g) /Total return amounts have not been annualized.
/(h) /Computed on an annualized basis.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(j) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(E)/      2004      2003      2002     2001/(H)/
                           ----           ----      ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $11.68        $10.73     $9.68     $9.99    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.15          0.15      0.12     (0.04)     0.21
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.16          0.94      1.02     (0.15)    (0.22)
                            ----          ----      ----     -----     -----
 Total From Investment
            Operations      0.31          1.09      1.14     (0.19)    (0.01)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)        (0.14)    (0.08)    (0.12)       --
 Distributions from
  Realized Gains......     (0.13)           --     (0.01)       --        --
 ------                    -----                   -----
   Total Dividends and
         Distributions     (0.37)        (0.14)    (0.09)    (0.12)       --
 ----                      -----         -----     -----     -----
Net Asset Value, End
 of Period............    $11.62        $11.68    $10.73     $9.68     $9.99
                          ======        ======    ======     =====     =====
Total Return..........      2.59%/(f)/   10.24%    11.81%    (1.93)%   (0.10)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $10,181        $2,352    $1,068      $767       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.69%/(g)/    0.69%     0.69%     0.69%     0.69%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.70%/(g)/    1.33%     1.04%     2.28%     3.11%/(g)/
 Portfolio Turnover
  Rate................      50.3%/(g)/    34.1%     43.9%     46.2%    103.3%/(g)/

                           2005/(E)/      2004      2003      2002     2001/(H)/
                           ----           ----      ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $11.69        $10.72     $9.67     $9.98    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.17          0.09      0.06      0.16      0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.13          1.00      1.06     (0.37)    (0.22)
                            ----          ----      ----     -----     -----
 Total From Investment
            Operations      0.30          1.09      1.12     (0.21)    (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)        (0.12)    (0.06)    (0.10)       --
 Distributions from
  Realized Gains......     (0.13)           --     (0.01)       --        --
 ------                    -----                   -----
   Total Dividends and
         Distributions     (0.37)        (0.12)    (0.07)    (0.10)       --
 ----                      -----         -----     -----     -----
Net Asset Value, End
 of Period............    $11.62        $11.69    $10.72     $9.67     $9.98
                          ======        ======    ======     =====     =====
Total Return..........      2.49%/(f)/   10.23%    11.63%    (2.11)%   (0.20)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $5,163        $1,686      $242       $15       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.87%/(g)/    0.87%     0.87%     0.87%     0.87%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.95%/(g)/    0.82%     0.56%     2.55%     2.91%/(g)/
 Portfolio Turnover
  Rate................      50.3%/(g)/    34.1%     43.9%     46.2%    103.3%/(g)/

                           2005/(E)/
                           ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $11.75
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(j)/ ..............      0.29
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.02)
                           -----
 Total From Investment
            Operations      0.27
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.23)
 Distributions from
  Realized Gains......     (0.13)
                           -----
   Total Dividends and
         Distributions     (0.36)
                           -----
Net Asset Value, End
 of Period............    $11.66
                          ======
Total Return..........      2.29%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $83
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      1.00%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.14%/(g)/
 Portfolio Turnover
  Rate................      50.3%/(g)/

                           2005/(E)/      2004      2003      2002     2001/(I)/
                           ----           ----      ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.70        $10.72     $9.68     $9.99    $10.07
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.21          0.13      0.02      0.10      0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.09          0.94      1.06     (0.33)    (0.19)
                            ----          ----      ----     -----     -----
 Total From Investment
            Operations      0.30          1.07      1.08     (0.23)    (0.08)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)        (0.09)    (0.03)    (0.08)       --
 Distributions from
  Realized Gains......     (0.13)           --     (0.01)       --        --
 ------                    -----                   -----
   Total Dividends and
         Distributions     (0.37)        (0.09)    (0.04)    (0.08)       --
 ----                      -----         -----     -----     -----
Net Asset Value, End
 of Period............    $11.63        $11.70    $10.72     $9.68     $9.99
                          ======        ======    ======     =====     =====
Total Return /(c)/ ...      2.49%/(f)/   10.04%    11.15%    (2.29)%   (0.79)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $39,896       $24,991    $8,325      $754      $104
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.76%/(g)/    0.86%     1.30%     1.04%     1.04%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/
  /(d)/ ..............        --          0.86%     1.94%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.64%/(g)/    1.12%     0.20%     1.84%     2.87%/(g)/
 Portfolio Turnover
  Rate................      50.3%/(g)/    34.1%     43.9%     46.2%    103.3%/(g)/

                           2005/(E)/      2004      2003      2002     2001/(H)/
                           ----           ----      ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $11.73        $10.77     $9.72    $10.03    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.25          0.22      0.16      0.19      0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.09          0.94      1.04     (0.32)    (0.05)
                            ----          ----      ----     -----     -----
 Total From Investment
            Operations      0.34          1.16      1.20     (0.13)     0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)        (0.20)    (0.14)    (0.18)       --
 Distributions from
  Realized Gains......     (0.13)           --     (0.01)       --        --
 ------                    -----                   -----
   Total Dividends and
         Distributions     (0.37)        (0.20)    (0.15)    (0.18)       --
 ----                      -----         -----     -----     -----
Net Asset Value, End
 of Period............    $11.70        $11.73    $10.77     $9.72    $10.03
                          ======        ======    ======     =====    ======
Total Return..........      2.89%/(f)/   10.92%    12.41%    (1.36)%    0.30%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $150,290      $109,104   $51,310   $16,909    $1,623
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.12%/(g)/    0.12%     0.12%     0.12%     0.12%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.24%/(g)/    1.95%     1.50%     2.97%     3.44%/(g)/
 Portfolio Turnover
  Rate................      50.3%/(g)/    34.1%     43.9%     46.2%    103.3%/(g)/

                           2005/(E)/      2004      2003      2002     2001/(H)/
                           ----           ----      ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $11.72        $10.76     $9.70    $10.01    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.21          0.19      0.12     (0.03)     0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.12          0.94      1.06     (0.13)    (0.22)
                            ----          ----      ----     -----     -----
 Total From Investment
            Operations      0.33          1.13      1.18     (0.16)     0.01
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)        (0.17)    (0.11)    (0.15)       --
 Distributions from
  Realized Gains......     (0.13)           --     (0.01)       --        --
 ------                    -----                   -----
   Total Dividends and
         Distributions     (0.37)        (0.17)    (0.12)    (0.15)       --
 ----                      -----         -----     -----     -----
Net Asset Value, End
 of Period............    $11.68        $11.72    $10.76     $9.70    $10.01
                          ======        ======    ======     =====    ======
Total Return..........      2.79%/(f)/   10.64%    12.25%    (1.63)%    0.10%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,689        $2,312    $1,170      $148       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.38%/(g)/    0.38%     0.38%     0.38%     0.38%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.56%/(g)/    1.69%     1.07%     3.11%     3.42%/(g)/
 Portfolio Turnover
  Rate................      50.3%/(g)/    34.1%     43.9%     46.2%    103.3%/(g)/

                           2005/(E)/      2004      2003      2002     2001/(H)/
                           ----           ----      ----      ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
----------------------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $11.69        $10.74     $9.69    $10.00    $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.21          0.13      0.14      0.30      0.22
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.11          0.98      1.02     (0.47)    (0.22)
                            ----          ----      ----     -----     -----
 Total From Investment
            Operations      0.32          1.11      1.16     (0.17)       --
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.24)        (0.16)    (0.10)    (0.14)       --
 Distributions from
  Realized Gains......     (0.13)           --     (0.01)       --        --
 ------                    -----                   -----
   Total Dividends and
         Distributions     (0.37)        (0.16)    (0.11)    (0.14)       --
 ----                      -----         -----     -----     -----
Net Asset Value, End
 of Period............    $11.64        $11.69    $10.74     $9.69    $10.00
                          ======        ======    ======     =====    ======
Total Return..........      2.69%/(f)/   10.44%    12.02%    (1.75)%    0.00%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,578          $479       $11       $10       $10
 Ratio of Expenses to
  Average Net Assets
  /(b)/ ..............      0.50%/(g)/    0.50%     0.50%     0.50%     0.50%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.59%/(g)/    1.11%     1.27%     3.03%     3.28%/(g)/
 Portfolio Turnover
  Rate................      50.3%/(g)/    34.1%     43.9%     46.2%    103.3%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Does not include expenses of the investment companies in which the Fund invests.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001.
/(i) /Period from June 15, 2001, date shares first offered, through October 31,
  2001.
/(j) /Calculated based on average shares outstanding during the period.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2005/(D)/      2004         2003         2002    2001/(H)/
                           ----           ----         ----         ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $18.30        $14.46       $11.09       $10.41   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.15          0.29         0.43         0.23     0.39
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.40          4.00         3.22         0.79    (0.05)
                            ----          ----         ----         ----    -----
 Total From Investment
            Operations      1.55          4.29         3.65         1.02     0.34
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.34)        (0.31)       (0.28)       (0.34)   (0.09)
 Distributions from
  Realized Gains......     (1.05)        (0.14)          --           --       --
 -----                     -----         -----
   Total Dividends and
         Distributions     (1.39)        (0.45)       (0.28)       (0.34)   (0.09)
                           -----         -----        -----        -----    -----
Net Asset Value, End
 of Period............    $18.46        $18.30       $14.46       $11.09   $10.41
                          ======        ======       ======       ======   ======
Total Return..........      8.50%/(e)/   30.40%       33.61%        9.94%    3.95%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $30,025       $24,621       $7,552       $3,825   $1,302
 Ratio of Expenses to
  Average Net Assets..      1.42%/(f)/    1.42%        1.42%        1.42%    1.42%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          1.42%/(g)/     --           --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.65%/(f)/    1.83%        3.41%        3.35%    4.33%/(f)/
 Portfolio Turnover
  Rate................      31.9%/(f)/    67.9%        35.4%        46.3%    77.5%/(f)/

                           2005/(D)/      2004         2003         2002    2001/(H)/
                           ----           ----         ----         ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $18.15        $14.34       $11.00       $10.40   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.13          0.28         0.42         0.48     0.37
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.39          3.95         3.18         0.44    (0.04)
                            ----          ----         ----         ----    -----
 Total From Investment
            Operations      1.52          4.23         3.60         0.92     0.33
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.33)        (0.28)       (0.26)       (0.32)   (0.09)
 Distributions from
  Realized Gains......     (1.05)        (0.14)          --           --       --
 -----                     -----         -----
   Total Dividends and
         Distributions     (1.38)        (0.42)       (0.26)       (0.32)   (0.09)
                           -----         -----        -----        -----    -----
Net Asset Value, End
 of Period............    $18.29        $18.15       $14.34       $11.00   $10.40
                          ======        ======       ======       ======   ======
Total Return..........      8.39%/(e)/   30.21%       33.38%        8.96%    3.85%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $14,901       $12,660       $4,603       $1,001   $1,339
 Ratio of Expenses to
  Average Net Assets..      1.60%/(f)/    1.60%        1.60%        1.60%    1.60%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          1.60%/(g)/     --           --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.46%/(f)/    1.78%        3.28%        3.17%    4.16%/(f)/
 Portfolio Turnover
  Rate................      31.9%/(f)/    67.9%        35.4%        46.3%    77.5%/(f)/

                           2005/(D)/
                           ----
REAL ESTATE SECURITIES FUND
---------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $18.64
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(j)/ ..............      0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.22
                            ----
 Total From Investment
            Operations      1.33
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.32)
 Distributions from
  Realized Gains......     (1.05)
                           -----
   Total Dividends and
         Distributions     (1.37)
                           -----
Net Asset Value, End
 of Period............    $18.60
                          ======
Total Return..........      7.15%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $48
 Ratio of Expenses to
  Average Net Assets..      1.73%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.27%/(f)/
 Portfolio Turnover
  Rate................      31.9%/(f)/

                           2005/(D)/      2004         2003         2002    2001/(I)/
                           ----           ----         ----         ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $18.28        $14.42       $11.07       $10.45   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.13          0.28         0.37         0.30     0.13
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.40          3.97         3.22         0.62     0.32
                            ----          ----         ----         ----     ----
 Total From Investment
            Operations      1.53          4.25         3.59         0.92     0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.33)        (0.25)       (0.24)       (0.30)      --
 Distributions from
  Realized Gains......     (1.05)        (0.14)          --           --       --
 -----                     -----         -----
   Total Dividends and
         Distributions     (1.38)        (0.39)       (0.24)       (0.30)      --
 ----                      -----         -----        -----        -----
Net Asset Value, End
 of Period............    $18.43        $18.28       $14.42       $11.07   $10.45
                          ======        ======       ======       ======   ======
Total Return /(b)/ ...      8.37%/(e)/   30.09%       32.98%        8.88%    3.67%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $117,766       $95,696      $51,874      $20,110   $2,108
 Ratio of Expenses to
  Average Net Assets..      1.61%/(f)/    1.68%        1.90%        1.80%    1.76%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...        --          1.68%/(g)/   1.95%/(g)/     --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.43%/(f)/    1.72%        2.95%        2.83%    4.01%/(f)/
 Portfolio Turnover
  Rate................      31.9%/(f)/    67.9%        35.4%        46.3%    77.5%/(f)/

                           2005/(D)/      2004         2003         2002    2001/(I)/
                           ----           ----         ----         ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $18.44        $14.56       $11.17       $10.50   $10.00
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.19          0.41         0.54         0.45     0.35
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.42          4.01         3.20         0.63     0.15
                            ----          ----         ----         ----     ----
 Total From Investment
            Operations      1.61          4.42         3.74         1.08     0.50
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.38)        (0.40)       (0.35)       (0.41)      --
 Distributions from
  Realized Gains......     (1.05)        (0.14)          --           --       --
 -----                     -----         -----
   Total Dividends and
         Distributions     (1.43)        (0.54)       (0.35)       (0.41)      --
 ----                      -----         -----        -----        -----
Net Asset Value, End
 of Period............    $18.62        $18.44       $14.56       $11.17   $10.50
                          ======        ======       ======       ======   ======
Total Return..........      8.76%/(e)/   31.21%       34.31%       10.38%    4.17%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $299,338      $253,838      $97,960          $11      $11
 Ratio of Expenses to
  Average Net Assets..      0.85%/(f)/    0.85%        0.85%        0.85%    0.85%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          0.85%/(g)/     --           --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      2.15%/(f)/    2.53%        4.08%        3.91%    4.91%/(f)/
 Portfolio Turnover
  Rate................      31.9%/(f)/    67.9%        35.4%        46.3%    77.5%/(f)/

                           2005/(D)/      2004         2003         2002    2001/(H)/
                           ----           ----         ----         ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $18.21        $14.39       $11.03       $10.43   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.17          0.36         0.46         0.23     0.53
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.40          3.96         3.21         0.75    (0.17)
                            ----          ----         ----         ----    -----
 Total From Investment
            Operations      1.57          4.32         3.67         0.98     0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.36)        (0.36)       (0.31)       (0.38)   (0.09)
 Distributions from
  Realized Gains......     (1.05)        (0.14)          --           --       --
 -----                     -----         -----
   Total Dividends and
         Distributions     (1.41)        (0.50)       (0.31)       (0.38)   (0.09)
                           -----         -----        -----        -----    -----
Net Asset Value, End
 of Period............    $18.37        $18.21       $14.39       $11.03   $10.43
                          ======        ======       ======       ======   ======
Total Return..........      8.66%/(e)/   30.82%       34.12%        9.47%    4.15%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $43,111       $30,865      $19,221       $5,375   $1,307
 Ratio of Expenses to
  Average Net Assets..      1.11%/(f)/    1.10%        1.11%        1.11%    1.11%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          1.11%/(g)/     --           --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.92%/(f)/    2.28%        3.69%        3.42%    4.79%/(f)/
 Portfolio Turnover
  Rate................      31.9%/(f)/    67.9%        35.4%        46.3%    77.5%/(f)/

                           2005/(D)/      2004         2003         2002    2001/(H)/
                           ----           ----         ----         ----    ----
REAL ESTATE SECURITIES FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $18.21        $14.38       $11.04       $10.43   $10.16
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............      0.16          0.33         0.41         0.60     0.40
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      1.39          3.98         3.23         0.37    (0.04)
                            ----          ----         ----         ----    -----
 Total From Investment
            Operations      1.55          4.31         3.64         0.97     0.36
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.35)        (0.34)       (0.30)       (0.36)   (0.09)
 Distributions from
  Realized Gains......     (1.05)        (0.14)          --           --       --
 -----                     -----         -----
   Total Dividends and
         Distributions     (1.40)        (0.48)       (0.30)       (0.36)   (0.09)
                           -----         -----        -----        -----    -----
Net Asset Value, End
 of Period............    $18.36        $18.21       $14.38       $11.04   $10.43
                          ======        ======       ======       ======   ======
Total Return..........      8.56%/(e)/   30.75%       33.74%        9.44%    4.15%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $3,394        $1,395         $264         $850   $1,304
 Ratio of Expenses to
  Average Net Assets..      1.23%/(f)/    1.23%        1.23%        1.22%    1.23%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........        --          1.23%/(g)/     --           --       --
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.81%/(f)/    2.05%        3.53%        3.55%    4.52%/(f)/
 Portfolio Turnover
  Rate................      31.9%/(f)/    67.9%        35.4%        46.3%    77.5%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without fees the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.15 per share from November 30, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized gain of $.06 per share from February 27, 2001 through February 28, 2001.
/(j) /Calculated based on average shares outstanding during the period.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(D)/      2004         2003         2002       2001/(H)/
                          ----           ----         ----         ----       ----
SMALLCAP BLEND FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $14.36        $13.26        $9.70       $10.54      $10.55
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.01)       (0.01)       (0.01)       0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.65          1.14         3.57        (0.81)      (0.01)
                           ----          ----         ----        -----       -----
 Total From Investment
            Operations     0.63          1.13         3.56        (0.82)         --
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --           --           --       (0.01)
 Distributions from
  Realized Gains......    (0.85)        (0.03)          --        (0.02)         --
 -----                    -----         -----                     -----
   Total Dividends and
         Distributions    (0.85)        (0.03)          --        (0.02)      (0.01)
  ----                    -----         -----                     -----       -----
Net Asset Value, End
 of Period............   $14.14        $14.36       $13.26        $9.70      $10.54
                         ======        ======       ======        =====      ======
Total Return..........     4.12%/(e)/    8.53%       36.70%       (7.79)%      0.69%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,778        $2,563       $1,777         $906      $1,320
 Ratio of Expenses to
  Average Net Assets..     1.32%/(f)/    1.32%        1.32%        1.31%       1.32%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.32%/(g)/   1.32%/(g)/   1.32%/(g)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.23)%/(f)/  (0.09)%      (0.09)%      (0.08)%      0.14%/(f)/
 Portfolio Turnover
  Rate................    111.8%/(f)/    98.5%       113.2%       108.8%      123.5%/(f)/

                          2005/(D)/      2004         2003         2002       2001/(H)/
                          ----           ----         ----         ----       ----
SMALLCAP BLEND FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $14.29        $13.23        $9.69       $10.53      $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)        (0.04)       (0.03)       (0.85)         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.64          1.13         3.57         0.03       (0.02)
                           ----          ----         ----         ----       -----
 Total From Investment
            Operations     0.61          1.09         3.54        (0.82)      (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --           --           --       (0.01)
 Distributions from
  Realized Gains......    (0.85)        (0.03)          --        (0.02)         --
 -----                    -----         -----                     -----
   Total Dividends and
         Distributions    (0.85)        (0.03)          --        (0.02)      (0.01)
  ----                    -----         -----                     -----       -----
Net Asset Value, End
 of Period............   $14.05        $14.29       $13.23        $9.69      $10.53
                         ======        ======       ======        =====      ======
Total Return..........     3.99%/(e)/    8.24%       36.53%       (7.83)%      0.50%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,570        $1,568         $254          $49      $1,338
 Ratio of Expenses to
  Average Net Assets..     1.50%/(f)/    1.50%        1.50%        1.49%       1.50%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.50%/(g)/   1.50%/(g)/   1.50%/(g)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.41)%/(f)/  (0.31)%      (0.29)%      (0.30)%     (0.04)%/(f)/
 Portfolio Turnover
  Rate................    111.8%/(f)/    98.5%       113.2%       108.8%      123.5%/(f)/

                          2005/(D)/
                          ----
SMALLCAP BLEND FUND
-------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $14.44
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(j)/ ..............    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.59
                           ----
 Total From Investment
            Operations     0.55
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.85)
                          -----
   Total Dividends and
         Distributions    (0.85)
                          -----
Net Asset Value, End
 of Period............   $14.14
                         ======
Total Return..........     3.54%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.63%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.53)%/(f)/
 Portfolio Turnover
  Rate................    111.8%/(f)/

                          2005/(D)/      2004         2003         2002       2001/(I)/
                          ----           ----         ----         ----       ----
SMALLCAP BLEND FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $14.00        $12.96        $9.51       $10.38      $10.46
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)        (0.05)       (0.05)       (0.02)      (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.62          1.12         3.50        (0.83)      (0.07)
                           ----          ----         ----        -----       -----
 Total From Investment
            Operations     0.59          1.07         3.45        (0.85)      (0.08)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.85)        (0.03)          --        (0.02)         --
 -----                    -----         -----                     -----
   Total Dividends and
         Distributions    (0.85)        (0.03)          --        (0.02)         --
 -----                    -----         -----                     -----
Net Asset Value, End
 of Period............   $13.74        $14.00       $12.96        $9.51      $10.38
                         ======        ======       ======        =====      ======
Total Return /(b)/ ...     3.93%/(e)/    8.26%       36.28%       (8.23)%     (0.67)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $89,257       $77,396      $47,377      $17,167      $2,480
 Ratio of Expenses to
  Average Net Assets..     1.51%/(f)/    1.58%        1.70%        1.70%       1.66%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...       --          1.58%/(g)/   1.84%/(g)/   1.70%/(g)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.42)%/(f)/  (0.35)%      (0.48)%      (0.44)%     (0.35)%/(f)/
 Portfolio Turnover
  Rate................    111.8%/(f)/    98.5%       113.2%       108.8%      123.5%/(f)/

                          2005/(D)/      2004         2003         2002       2001/(I)/
                          ----           ----         ----         ----       ----
SMALLCAP BLEND FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $14.38        $13.21        $9.60       $10.44      $10.46
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02          0.07         0.05         0.03        0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.65          1.13         3.56        (0.78)      (0.07)
                           ----          ----         ----        -----       -----
 Total From Investment
            Operations     0.67          1.20         3.61        (0.75)      (0.02)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --           --        (0.06)         --
 Distributions from
  Realized Gains......    (0.85)        (0.03)          --        (0.02)         --
 Tax Return of Capital
  Distributions.......       --            --           --        (0.01)         --
 -----                                                            -----
   Total Dividends and
         Distributions    (0.85)        (0.03)          --        (0.09)         --
 -----                    -----         -----                     -----
Net Asset Value, End
 of Period............   $14.20        $14.38       $13.21        $9.60      $10.44
                         ======        ======       ======        =====      ======
Total Return..........     4.40%/(e)/    9.09%       37.60%       (7.34)%     (0.10)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $19,855       $15,702       $9,318       $4,681         $10
 Ratio of Expenses to
  Average Net Assets..     0.75%/(f)/    0.75%        0.75%        0.74%       0.75%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          0.75%/(g)/   0.75%/(g)/   0.75%/(g)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.34%/(f)/    0.47%        0.48%        0.66%       0.71%/(f)/
 Portfolio Turnover
  Rate................    111.8%/(f)/    98.5%       113.2%       108.8%      123.5%/(f)/

                          2005/(D)/      2004         2003         2002       2001/(H)/
                          ----           ----         ----         ----       ----
SMALLCAP BLEND FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $14.51        $13.36        $9.74       $10.58      $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.01          0.03         0.01         0.16        0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.65          1.15         3.61        (0.94)      (0.02)
                           ----          ----         ----        -----       -----
 Total From Investment
            Operations     0.66          1.18         3.62        (0.78)       0.03
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --           --        (0.03)      (0.01)
 Distributions from
  Realized Gains......    (0.85)        (0.03)          --        (0.02)         --
 Tax Return of Capital
  Distributions.......       --            --           --        (0.01)         --
 -----
   Total Dividends and
         Distributions    (0.85)        (0.03)          --        (0.06)      (0.01)
  ----                    -----         -----                     -----       -----
Net Asset Value, End
 of Period............   $14.32        $14.51       $13.36        $9.74      $10.58
                         ======        ======       ======        =====      ======
Total Return..........     4.29%/(e)/    8.84%       37.17%       (7.48)%      0.98%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,409        $5,456       $5,163         $202      $1,322
 Ratio of Expenses to
  Average Net Assets..     1.01%/(f)/    1.01%        1.01%        1.00%       1.01%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.01%/(g)/   1.01%/(g)/   1.01%/(g)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.08%/(f)/    0.22%        0.06%        0.19%       0.31%/(f)/
 Portfolio Turnover
  Rate................    111.8%/(f)/    98.5%       113.2%       108.8%      123.5%/(f)/

                          2005/(D)/      2004         2003         2002       2001/(H)/
                          ----           ----         ----         ----       ----
SMALLCAP BLEND FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $14.40        $13.28        $9.69       $10.57      $10.56
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --          0.01         0.01         0.79        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.64          1.14         3.58        (1.63)      (0.01)
                           ----          ----         ----        -----       -----
 Total From Investment
            Operations     0.64          1.15         3.59        (0.84)       0.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --           --        (0.02)      (0.01)
 Distributions from
  Realized Gains......    (0.85)        (0.03)          --        (0.02)         --
 -----                    -----         -----                     -----
   Total Dividends and
         Distributions    (0.85)        (0.03)          --        (0.04)      (0.01)
  ----                    -----         -----                     -----       -----
Net Asset Value, End
 of Period............   $14.19        $14.40       $13.28        $9.69      $10.57
                         ======        ======       ======        =====      ======
Total Return..........     4.18%/(e)/    8.66%       37.05%       (7.98)%      0.88%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $19           $16          $14          $10      $1,322
 Ratio of Expenses to
  Average Net Assets..     1.13%/(f)/    1.13%        1.13%        1.12%       1.13%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.13%/(g)/   1.13%/(g)/   1.12%/(g)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.04)%/(f)/   0.10%        0.10%        0.07%       0.33%/(f)/
 Portfolio Turnover
  Rate................    111.8%/(f)/    98.5%       113.2%       108.8%      123.5%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. /(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Expense ratio without commission rebates.
/(h) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.54, $.55, $.55 and $.55 per share, respectively, from November 28, 2000 through December 5, 2000.
/(i) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.
/(j) /Calculated based on average shares outstanding during the period.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(E)/      2004         2003      2002        2001/(I)/
                          ----           ----         ----      ----        ----
SMALLCAP GROWTH FUND
--------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.89         $7.62        $5.03     $7.56        $9.44
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.03)        (0.06)       (0.04)    (0.06)       (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       --          0.33         2.63     (2.11)       (1.82)
  ----                                   ----         ----     -----        -----
 Total From Investment
            Operations    (0.03)         0.27         2.59     (2.17)       (1.88)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.40)           --           --     (0.36)          --
 -----                    -----                                -----
   Total Dividends and
         Distributions    (0.40)           --           --     (0.36)          --
 -----                    -----                                -----
Net Asset Value, End
 of Period............    $7.46         $7.89        $7.62     $5.03        $7.56
                          =====         =====        =====     =====        =====
Total Return..........    (0.88)%/(f)/   3.54%       51.49%   (30.69)%     (19.06)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $15           $12         $954      $630         $947
 Ratio of Expenses to
  Average Net Assets..     1.32%/(g)/    1.27%        1.32%     1.32%        1.32%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.32%/(h)/     --      1.32%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.74)%/(g)/  (0.80)%      (0.67)%   (0.93)%      (1.02)%/(g)/
 Portfolio Turnover
  Rate................    203.1%/(g)/   194.9%       270.1%    255.3%       178.3%/(g)/

                          2005/(E)/      2004         2003      2002        2001/(I)/
                          ----           ----         ----      ----        ----
SMALLCAP GROWTH FUND
--------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..    $7.85         $7.60        $5.03     $7.56        $9.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)        (0.08)       (0.05)    (0.08)       (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       --          0.33         2.62     (2.09)       (1.81)
  ----                                   ----         ----     -----        -----
 Total From Investment
            Operations    (0.04)         0.25         2.57     (2.17)       (1.89)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.40)           --           --     (0.36)          --
 -----                    -----                                -----
   Total Dividends and
         Distributions    (0.40)           --           --     (0.36)          --
 -----                    -----                                -----
Net Asset Value, End
 of Period............    $7.41         $7.85        $7.60     $5.03        $7.56
                          =====         =====        =====     =====        =====
Total Return..........    (1.01)%/(f)/   3.29%       51.09%   (30.69)%     (19.14)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $91           $82         $985      $646         $963
 Ratio of Expenses to
  Average Net Assets..     1.50%/(g)/    1.45%        1.50%     1.49%        1.50%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.50%/(h)/     --      1.50%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.93)%/(g)/  (0.97)%      (0.85)%   (1.11)%      (1.19)%/(g)/
 Portfolio Turnover
  Rate................    203.1%/(g)/   194.9%       270.1%    255.3%       178.3%/(g)/

                          2005/(E)/
                          ----
SMALLCAP GROWTH FUND
--------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..    $7.82
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.04)
                          -----
 Total From Investment
            Operations    (0.08)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.40)
                          -----
   Total Dividends and
         Distributions    (0.40)
                          -----
Net Asset Value, End
 of Period............    $7.34
                          =====
Total Return..........    (1.53)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $9
 Ratio of Expenses to
  Average Net Assets..     1.63%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.06)%/(g)/
 Portfolio Turnover
  Rate................    203.1%/(g)/

                          2005/(E)/      2004         2003      2002        2001/(J)/
                          ----           ----         ----      ----        ----
SMALLCAP GROWTH FUND
--------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..    $7.52         $7.29        $4.84     $7.31        $9.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.04)        (0.08)       (0.08)    (0.20)       (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       --          0.31         2.53     (1.91)       (1.72)
  ----                                   ----         ----     -----        -----
 Total From Investment
            Operations    (0.04)         0.23         2.45     (2.11)       (1.75)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.40)           --           --     (0.36)          --
 -----                    -----                                -----
   Total Dividends and
         Distributions    (0.40)           --           --     (0.36)          --
 -----                    -----                                -----
Net Asset Value, End
 of Period............    $7.08         $7.52        $7.29     $4.84        $7.31
                          =====         =====        =====     =====        =====
Total Return /(c)/ ...    (1.06)%/(f)/   3.16%       50.62%   (30.92)%     (18.42)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $26,815       $25,984      $16,886    $4,449       $1,322
 Ratio of Expenses to
  Average Net Assets..     1.63%/(g)/    1.68%        1.88%     1.70%        1.64%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...       --          1.69%/(h)/   2.18%     1.70%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.06)%/(g)/  (1.06)%      (1.26)%   (1.27)%      (1.32)%/(g)/
 Portfolio Turnover
  Rate................    203.1%/(g)/   194.9%       270.1%    255.3%       178.3%/(g)/

                          2005/(E)/      2004         2003      2002        2001/(J)/
                          ----           ----         ----      ----        ----
SMALLCAP GROWTH FUND
--------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..    $7.79         $7.48        $4.91     $7.35        $9.06
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)        (0.01)          --        --        (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.01)         0.32         2.57     (2.08)       (1.70)
                          -----          ----         ----     -----        -----
 Total From Investment
            Operations    (0.02)         0.31         2.57     (2.08)       (1.71)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.40)           --           --     (0.36)          --
 -----                    -----                                -----
   Total Dividends and
         Distributions    (0.40)           --           --     (0.36)          --
 -----                    -----                                -----
Net Asset Value, End
 of Period............    $7.37         $7.79        $7.48     $4.91        $7.35
                          =====         =====        =====     =====        =====
Total Return..........    (0.75)%/(f)/   4.14%       52.34%   (30.33)%     (17.97)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $8            $8           $8    $4,344         $560
 Ratio of Expenses to
  Average Net Assets..     0.75%/(g)/    0.73%        0.75%     0.75%        0.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          0.75%/(h)/     --      0.75%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.19)%/(g)/  (0.12)%      (0.08)%   (0.31)%      (0.45)%/(g)/
 Portfolio Turnover
  Rate................    203.1%/(g)/   194.9%       270.1%    255.3%       178.3%/(g)/

                          2005/(E)/      2004         2003      2002        2001/(I)/
                          ----           ----         ----      ----        ----
SMALLCAP GROWTH FUND
--------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..    $7.99         $7.69        $5.06     $7.58        $9.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.04)       (0.02)    (0.04)       (0.10)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........       --          0.34         2.65     (2.12)       (1.77)
  ----                                   ----         ----     -----        -----
 Total From Investment
            Operations    (0.02)         0.30         2.63     (2.16)       (1.87)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.40)           --           --     (0.36)          --
 -----                    -----                                -----
   Total Dividends and
         Distributions    (0.40)           --           --     (0.36)          --
 -----                    -----                                -----
Net Asset Value, End
 of Period............    $7.57         $7.99        $7.69     $5.06        $7.58
                          =====         =====        =====     =====        =====
Total Return..........    (0.73)%/(f)/   3.90%       51.98%   (30.47)%     (19.02)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $205          $179       $1,102      $666         $948
 Ratio of Expenses to
  Average Net Assets..     1.01%/(g)/    0.97%        1.01%     1.01%        1.01%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.01%/(h)/     --      1.01%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.44)%/(g)/  (0.47)%      (0.37)%   (0.62)%      (0.77)%/(g)/
 Portfolio Turnover
  Rate................    203.1%/(g)/   194.9%       270.1%    255.3%       178.3%/(g)/

                          2005/(E)/      2004         2003      2002        2001/(I)/
                          ----           ----         ----      ----        ----
SMALLCAP GROWTH FUND
--------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..    $7.98         $7.67        $5.06     $7.58        $9.45
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.05)       (0.03)    (0.05)       (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.01)         0.36         2.64     (2.11)       (1.82)
                          -----          ----         ----     -----        -----
 Total From Investment
            Operations    (0.03)         0.31         2.61     (2.16)       (1.87)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (0.40)           --           --     (0.36)          --
 -----                    -----                                -----
   Total Dividends and
         Distributions    (0.40)           --           --     (0.36)          --
 -----                    -----                                -----
Net Asset Value, End
 of Period............    $7.55         $7.98        $7.67     $5.06        $7.58
                          =====         =====        =====     =====        =====
Total Return..........    (0.87)%/(f)/   4.04%       51.58%   (30.47)%     (19.02)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $11           $11         $959      $633         $948
 Ratio of Expenses to
  Average Net Assets..     1.13%/(g)/    1.08%        1.13%     1.12%        1.13%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.13%/(h)/     --      1.12%/(h)/     --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.56)%/(g)/  (0.62)%      (0.48)%   (0.74)%      (0.83)%/(g)/
 Portfolio Turnover
  Rate................    203.1%/(g)/   194.9%       270.1%    255.3%       178.3%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Expense ratio without commission rebates.
/(i) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred recognized $.01 of net operating loss per share from November 27, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares each incurred an unrealized loss of $ .55 per share, during the initial interim period.
/(j) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.17 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(D)/      2004      2003      2002     2001/(G)/
                          ----           ----      ----      ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $14.94        $12.91     $9.75    $10.36    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02          0.05      0.02      0.02      0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.33          1.98      3.14     (0.49)    (0.11)
                           ----          ----      ----     -----     -----
 Total From Investment
            Operations     0.35          2.03      3.16     (0.47)    (0.10)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)           --        --        --     (0.01)
 Distributions from
  Realized Gains......    (0.36)           --        --     (0.14)       --
 -----                    -----                             -----
   Total Dividends and
         Distributions    (0.41)           --        --     (0.14)    (0.01)
  ----                    -----                             -----     -----
Net Asset Value, End
 of Period............   $14.88        $14.94    $12.91     $9.75    $10.36
                         ======        ======    ======     =====    ======
Total Return..........     2.17%/(e)/   15.75%    32.41%    (4.75)%   (0.93)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $18,699       $11,912    $3,540      $676    $1,296
 Ratio of Expenses to
  Average Net Assets..     0.72%/(f)/    0.72%     0.72%     0.72%     0.72%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.23%/(f)/    0.38%     0.18%     0.09%     0.09%/(f)/
 Portfolio Turnover
  Rate................     43.9%/(f)/    54.5%     44.6%     61.0%     62.0%/(f)/

                          2005/(D)/      2004      2003      2002     2001/(G)/
                          ----           ----      ----      ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $14.86        $12.87     $9.71    $10.34    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --          0.03        --     (0.01)       --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.33          1.96      3.16     (0.48)    (0.12)
                           ----          ----      ----     -----     -----
 Total From Investment
            Operations     0.33          1.99      3.16     (0.49)    (0.12)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)           --        --        --     (0.01)
 Distributions from
  Realized Gains......    (0.36)           --        --     (0.14)       --
 -----                    -----                             -----
   Total Dividends and
         Distributions    (0.41)           --        --     (0.14)    (0.01)
  ----                    -----                             -----     -----
Net Asset Value, End
 of Period............   $14.78        $14.86    $12.87     $9.71    $10.34
                         ======        ======    ======     =====    ======
Total Return..........     2.03%/(e)/   15.48%    32.54%    (4.96)%   (1.12)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $14,405       $11,254    $3,176    $1,344    $1,294
 Ratio of Expenses to
  Average Net Assets..     0.90%/(f)/    0.90%     0.90%     0.90%     0.90%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.05%/(f)/    0.21%     0.01%    (0.09)%   (0.09)%/(f)/
 Portfolio Turnover
  Rate................     43.9%/(f)/    54.5%     44.6%     61.0%     62.0%/(f)/

                          2005/(D)/
                          ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $14.81
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments /(i)/...     0.25
                           ----
 Total From Investment
            Operations     0.25
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)
 Distributions from
  Realized Gains......    (0.36)
                          -----
   Total Dividends and
         Distributions    (0.41)
                          -----
Net Asset Value, End
 of Period............   $14.65
                         ======
Total Return..........     1.48%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $10
 Ratio of Expenses to
  Average Net Assets..     1.03%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.06)%/(f)/
 Portfolio Turnover
  Rate................     43.9%/(f)/

                          2005/(D)/      2004      2003      2002     2001/(H)/
                          ----           ----      ----      ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $14.40        $12.49     $9.50    $10.14    $10.74
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --            --     (0.05)    (0.01)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.32          1.91      3.04     (0.49)    (0.59)
                           ----          ----      ----     -----     -----
 Total From Investment
            Operations     0.32          1.91      2.99     (0.50)    (0.60)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)           --        --        --        --
 Distributions from
  Realized Gains......    (0.36)           --        --     (0.14)       --
 -----                    -----                             -----
   Total Dividends and
         Distributions    (0.41)           --        --     (0.14)       --
 -----                    -----                             -----
Net Asset Value, End
 of Period............   $14.31        $14.40    $12.49     $9.50    $10.14
                         ======        ======    ======     =====    ======
Total Return /(b)/ ...     2.02%/(e)/   15.31%    31.47%    (5.16)%   (5.59)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $45,229       $33,134   $17,505    $7,197    $1,860
 Ratio of Expenses to
  Average Net Assets..     0.95%/(f)/    1.06%     1.38%     1.10%     1.06%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...       --          1.06%     1.49%       --        --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.00%/(f)/    0.01%    (0.47)%   (0.28)%   (0.26)%/(f)/
 Portfolio Turnover
  Rate................     43.9%/(f)/    54.5%     44.6%     61.0%     62.0%/(f)/

                          2005/(D)/      2004      2003      2002     2001/(H)/
                          ----           ----      ----      ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $14.73        $12.70     $9.59    $10.19    $10.74
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.06          0.13      0.08      0.07      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.33          1.95      3.07     (0.47)    (0.60)
                           ----          ----      ----     -----     -----
 Total From Investment
            Operations     0.39          2.08      3.15     (0.40)    (0.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.06)        (0.05)    (0.04)    (0.06)       --
 Distributions from
  Realized Gains......    (0.36)           --        --     (0.14)       --
 -----                    -----                             -----
   Total Dividends and
         Distributions    (0.42)        (0.05)    (0.04)    (0.20)       --
 ----                     -----         -----     -----     -----
Net Asset Value, End
 of Period............   $14.70        $14.73    $12.70     $9.59    $10.19
                         ======        ======    ======     =====    ======
Total Return..........     2.46%/(e)/   16.41%    33.04%    (4.19)%   (5.12)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $67,472       $48,472   $18,585        $9        $9
 Ratio of Expenses to
  Average Net Assets..     0.15%/(f)/    0.15%     0.15%     0.15%     0.15%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.80%/(f)/    0.94%     0.74%     0.66%     0.65%/(f)/
 Portfolio Turnover
  Rate................     43.9%/(f)/    54.5%     44.6%     61.0%     62.0%/(f)/

                          2005/(D)/      2004      2003      2002     2001/(G)/
                          ----           ----      ----      ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $15.01        $12.95     $9.77    $10.37    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.04          0.09      0.05      0.02      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.33          1.98      3.15     (0.45)    (0.14)
                           ----          ----      ----     -----     -----
 Total From Investment
            Operations     0.37          2.07      3.20     (0.43)    (0.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)        (0.01)    (0.02)    (0.03)    (0.01)
 Distributions from
  Realized Gains......    (0.36)           --        --     (0.14)       --
 -----                    -----                             -----
   Total Dividends and
         Distributions    (0.41)        (0.01)    (0.02)    (0.17)    (0.01)
                          -----         -----     -----     -----     -----
Net Asset Value, End
 of Period............   $14.97        $15.01    $12.95     $9.77    $10.37
                         ======        ======    ======     =====    ======
Total Return..........     2.32%/(e)/   16.03%    32.80%    (4.35)%   (0.83)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $43,640       $26,093   $15,535    $6,850    $1,302
 Ratio of Expenses to
  Average Net Assets..     0.41%/(f)/    0.41%     0.41%     0.41%     0.41%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.54%/(f)/    0.63%     0.51%     0.42%     0.35%/(f)/
 Portfolio Turnover
  Rate................     43.9%/(f)/    54.5%     44.6%     61.0%     62.0%/(f)/

                          2005/(D)/      2004      2003      2002     2001/(G)/
                          ----           ----      ----      ----     ----
SMALLCAP S&P 600 INDEX FUND
---------------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $15.00        $12.94     $9.76    $10.37    $10.47
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03          0.08      0.05      0.06      0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.33          1.98      3.14     (0.51)    (0.11)
                           ----          ----      ----     -----     -----
 Total From Investment
            Operations     0.36          2.06      3.19     (0.45)    (0.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)           --     (0.01)    (0.02)    (0.01)
 Distributions from
  Realized Gains......    (0.36)           --        --     (0.14)       --
 -----                    -----                             -----
   Total Dividends and
         Distributions    (0.41)           --     (0.01)    (0.16)    (0.01)
  ----                    -----                   -----     -----     -----
Net Asset Value, End
 of Period............   $14.95        $15.00    $12.94     $9.76    $10.37
                         ======        ======    ======     =====    ======
Total Return..........     2.24%/(e)/   15.94%    32.67%    (4.56)%   (0.83)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,687        $2,807    $1,034      $570    $1,298
 Ratio of Expenses to
  Average Net Assets..     0.53%/(f)/    0.53%     0.53%     0.52%     0.53%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.43%/(f)/    0.55%     0.36%     0.28%     0.28%/(f)/
 Portfolio Turnover
  Rate................     43.9%/(f)/    54.5%     44.6%     61.0%     62.0%/(f)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------
See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Total return is calculated without the contingent deferred sales charge. /(c) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.
/(d) /Six months ended April 30, 2005.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from November 30, 2000 through December 5, 2000.
/(h) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.15 per share from February 27, 2001 through February 28, 2001.
/(i) /Calculated based on average shares outstanding during the period.
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2005/(E)/      2004         2003        2002       2001/(I)/
                          ----           ----         ----        ----       ----
SMALLCAP VALUE FUND
-------------------
ADVISORS PREFERRED
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $16.22        $14.78       $10.56      $10.62      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............       --         (0.05)          --        0.05        0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.62          1.96         4.22        0.40        0.37
                           ----          ----         ----        ----        ----
 Total From Investment
            Operations     0.62          1.91         4.22        0.45        0.44
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --           --       (0.04)      (0.03)
 Distributions from
  Realized Gains......    (1.40)        (0.47)          --       (0.47)         --
 -----                    -----         -----                    -----
   Total Dividends and
         Distributions    (1.40)        (0.47)          --       (0.51)      (0.03)
  ----                    -----         -----                    -----       -----
Net Asset Value, End
 of Period............   $15.44        $16.22       $14.78      $10.56      $10.62
                         ======        ======       ======      ======      ======
Total Return..........     3.39%/(f)/   13.20%       40.02%       3.98%       4.89%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,007        $4,111         $891      $1,145      $1,328
 Ratio of Expenses to
  Average Net Assets..     1.32%/(g)/    1.32%        1.32%       1.31%       1.32%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.32%/(h)/   1.32%/(h)/  1.32%/(h)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.02%/(g)/   (0.31)%       0.04%       0.36%       0.64%/(g)/
 Portfolio Turnover
  Rate................    156.2%/(g)/   163.5%       221.7%      134.3%       89.1%/(g)/

                          2005/(E)/      2004         2003        2002       2001/(I)/
                          ----           ----         ----        ----       ----
SMALLCAP VALUE FUND
-------------------
ADVISORS SELECT SHARES
----------------------
Net Asset Value,
 Beginning of Period..   $16.14        $14.74       $10.55      $10.60      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.01)        (0.07)       (0.01)       0.04        0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.62          1.94         4.20        0.40        0.36
                           ----          ----         ----        ----        ----
 Total From Investment
            Operations     0.61          1.87         4.19        0.44        0.42
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --           --       (0.02)      (0.03)
 Distributions from
  Realized Gains......    (1.40)        (0.47)          --       (0.47)         --
 -----                    -----         -----                    -----
   Total Dividends and
         Distributions    (1.40)        (0.47)          --       (0.49)      (0.03)
  ----                    -----         -----                    -----       -----
Net Asset Value, End
 of Period............   $15.35        $16.14       $14.74      $10.55      $10.60
                         ======        ======       ======      ======      ======
Total Return..........     3.34%/(f)/   12.96%       39.72%       3.90%       4.69%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,392        $1,949         $650        $891      $1,326
 Ratio of Expenses to
  Average Net Assets..     1.50%/(g)/    1.50%        1.50%       1.49%       1.50%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.50%/(h)/   1.50%/(h)/  1.50%/(h)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.16)%/(g)/  (0.47)%      (0.14)%      0.19%       0.47%/(g)/
 Portfolio Turnover
  Rate................    156.2%/(g)/   163.5%       221.7%      134.3%       89.1%/(g)/

                          2005/(E)/
                          ----
SMALLCAP VALUE FUND
-------------------
ADVISORS SIGNATURE
------------------
 SHARES
 ------
Net Asset Value,
 Beginning of Period..   $16.29
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(b)/ ..............    (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.52
                           ----
 Total From Investment
            Operations     0.50
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (1.40)
                          -----
   Total Dividends and
         Distributions    (1.40)
                          -----
Net Asset Value, End
 of Period............   $15.39
                         ======
Total Return..........     2.63%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........       $9
 Ratio of Expenses to
  Average Net Assets..     1.63%/(g)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.31)%/(g)/
 Portfolio Turnover
  Rate................    156.2%/(g)/

                          2005/(E)/      2004         2003        2002       2001/(J)/
                          ----           ----         ----        ----       ----
SMALLCAP VALUE FUND
-------------------
CLASS J SHARES
--------------
Net Asset Value,
 Beginning of Period..   $15.88        $14.53       $10.42      $10.48      $10.64
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............    (0.02)        (0.09)       (0.04)      (0.01)         --
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.61          1.91         4.15        0.42       (0.16)
                           ----          ----         ----        ----       -----
 Total From Investment
            Operations     0.59          1.82         4.11        0.41       (0.16)
Less Dividends and
 Distributions:
 Distributions from
  Realized Gains......    (1.40)        (0.47)          --       (0.47)         --
 -----                    -----         -----                    -----
   Total Dividends and
         Distributions    (1.40)        (0.47)          --       (0.47)         --
 -----                    -----         -----                    -----
Net Asset Value, End
 of Period............   $15.07        $15.88       $14.53      $10.42      $10.48
                         ======        ======       ======      ======      ======
Total Return /(c)/ ...     3.27%/(f)/   12.80%       39.44%       3.65%      (1.04)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $35,181       $26,756      $12,945      $4,953        $749
 Ratio of Expenses to
  Average Net Assets..     1.53%/(g)/    1.65%        1.70%       1.69%       1.66%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(d)/ ...     1.53%/(g)/    1.65%/(h)/   2.14%/(h)/  1.70%/(h)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.20)%/(g)/  (0.62)%      (0.35)%     (0.07)%      0.12%/(g)/
 Portfolio Turnover
  Rate................    156.2%/(g)/   163.5%       221.7%      134.3%       89.1%/(g)/

                          2005/(E)/      2004         2003        2002       2001/(J)/
                          ----           ----         ----        ----       ----
SMALLCAP VALUE FUND
-------------------
INSTITUTIONAL SHARES
--------------------
Net Asset Value,
 Beginning of Period..   $16.20        $14.68       $10.48      $10.54      $10.64
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.05          0.04         0.07        0.12        0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.61          1.95         4.20        0.39       (0.11)
                           ----          ----         ----        ----       -----
 Total From Investment
            Operations     0.66          1.99         4.27        0.51       (0.10)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --        (0.07)      (0.10)         --
 Distributions from
  Realized Gains......    (1.40)        (0.47)          --       (0.47)         --
 -----                    -----         -----                    -----
   Total Dividends and
         Distributions    (1.40)        (0.47)       (0.07)      (0.57)         --
 ----                     -----         -----        -----       -----
Net Asset Value, End
 of Period............   $15.46        $16.20       $14.68      $10.48      $10.54
                         ======        ======       ======      ======      ======
Total Return..........     3.66%/(f)/   13.86%       40.94%       4.60%      (0.47)%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $30,019       $20,973      $10,493      $9,641      $1,144
 Ratio of Expenses to
  Average Net Assets..     0.75%/(g)/    0.75%        0.75%       0.74%       0.75%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          0.75%/(h)/   0.75%/(h)/  0.75%/(h)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.59%/(g)/    0.28%        0.62%       0.88%       0.79%/(g)/
 Portfolio Turnover
  Rate................    156.2%/(g)/   163.5%       221.7%      134.3%       89.1%/(g)/

                          2005/(E)/      2004         2003        2002       2001/(I)/
                          ----           ----         ----        ----       ----
SMALLCAP VALUE FUND
-------------------
PREFERRED SHARES
----------------
Net Asset Value,
 Beginning of Period..   $16.31        $14.82       $10.58      $10.64      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.03            --         0.04        0.11        0.15
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.62          1.96         4.24        0.37        0.31
                           ----          ----         ----        ----        ----
 Total From Investment
            Operations     0.65          1.96         4.28        0.48        0.46
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --        (0.04)      (0.07)      (0.03)
 Distributions from
  Realized Gains......    (1.40)        (0.47)          --       (0.47)         --
 -----                    -----         -----                    -----
   Total Dividends and
         Distributions    (1.40)        (0.47)       (0.04)      (0.54)      (0.03)
                          -----         -----        -----       -----       -----
Net Asset Value, End
 of Period............   $15.56        $16.31       $14.82      $10.58      $10.64
                         ======        ======       ======      ======      ======
Total Return..........     3.57%/(f)/   13.51%       40.56%       4.29%       5.09%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,794        $5,755       $1,139      $1,056      $1,330
 Ratio of Expenses to
  Average Net Assets..     1.01%/(g)/    1.01%        1.01%       1.00%       1.01%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.01%/(h)/   1.01%/(h)/  1.01%/(h)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.32%/(g)/    0.01%        0.34%       0.67%       1.18%/(g)/
 Portfolio Turnover
  Rate................    156.2%/(g)/   163.5%       221.7%      134.3%       89.1%/(g)/

                          2005/(E)/      2004         2003        2002       2001/(I)/
                          ----           ----         ----        ----       ----
SMALLCAP VALUE FUND
-------------------
SELECT SHARES
-------------
Net Asset Value,
 Beginning of Period..   $16.27        $14.80       $10.57      $10.63      $10.21
Income from Investment
 Operations:
 Net Investment Income
  (Operating Loss)
  /(a)/ ..............     0.02         (0.02)        0.02        0.10        0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.61          1.96         4.24        0.37        0.37
                           ----          ----         ----        ----        ----
 Total From Investment
            Operations     0.63          1.94         4.26        0.47        0.45
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --            --        (0.03)      (0.06)      (0.03)
 Distributions from
  Realized Gains......    (1.40)        (0.47)          --       (0.47)         --
 -----                    -----         -----                    -----
   Total Dividends and
         Distributions    (1.40)        (0.47)       (0.03)      (0.53)      (0.03)
                          -----         -----        -----       -----       -----
Net Asset Value, End
 of Period............   $15.50        $16.27       $14.80      $10.57      $10.63
                         ======        ======       ======      ======      ======
Total Return..........     3.45%/(f)/   13.39%       40.34%       4.17%       4.99%/(f)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $467          $326         $187        $876      $1,330
 Ratio of Expenses to
  Average Net Assets..     1.13%/(g)/    1.13%        1.12%       1.11%       1.13%/(g)/
 Ratio of Gross
  Expenses to Average
  Net Assets..........       --          1.13%/(h)/   1.13%/(h)/  1.12%/(h)/    --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.21%/(g)/   (0.10)%       0.23%       0.56%       0.83%/(g)/
 Portfolio Turnover
  Rate................    156.2%/(g)/   163.5%       221.7%      134.3%       89.1%/(g)/


See accompanying notes.

                         PRINCIPAL INVESTORS FUND, INC.
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective November 1, 2002, calculated based on average shares outstanding during the period.
/(b) /Calculated based on average shares outstanding during the period.
/(c) /Total return is calculated without the contingent deferred sales charge. /(d) /Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002.
/(e) /Six months ended April 30, 2005.
/(f) /Total return amounts have not been annualized.
/(g) /Computed on an annualized basis.
/(h) /Expense ratio without commission rebates.
/(i) /Period from December 6, 2000, date shares first offered, through October
  31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.20 per share from November 29, 2000 through December 5, 2000.
/(j) /Period from March 1, 2001, date shares first offered, through October 31,
  2001. Class J and Institutional shares each incurred an unrealized loss of $.04 per share from February 27, 2001 through February 28, 2001.
See accompanying notes.

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Fund, Inc. and Principal Mutual Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be "interested persons" as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

THE FOLLOWING DIRECTORS ARE CONSIDERED NOT TO BE "INTERESTED PERSONS" AS DEFINED

IN THE 1940 ACT .

                                                               NUMBER OF
                                                             PORTFOLIOS IN
                                                                  FUND             OTHER
                                                                COMPLEX        DIRECTORSHIPS
NAME, POSITION HELD WITH THE FUND,  PRINCIPAL OCCUPATION(S)   OVERSEEN BY         HELD BY
    ADDRESS, AND YEAR OF BIRTH        DURING PAST 5 YEARS       DIRECTOR         DIRECTOR*
----------------------------------  -----------------------  -------------     -------------
                                                                    109
                        Principal, EBA Associates since
 Elizabeth Ballantine   1998.                                                  The McClatchy Company
 Director since 2004
 Member, Audit and
 Nominating Committee
 1113 Basil Road,
 McClean, Virginia
 1948


                                                                    109                None
                        Attorney. Vice President, Deere and
 James D. Davis         Company, Retired.
 Director since 1974
 Member, Audit and
 Nominating Committee
 4940 Center Court,
 Bettendorf, Iowa
 1934

                                                     109
 Richard W. Gilbert                                              Calamos Asset
 Director since 1985                                            Management, Inc.
 Member, Audit and       President, Gilbert
 Nominating Committee    Communications, Inc.
 5040 Arbor Lane,        since 1993.
 #302, Northfield,
 Illinois.
 1940

                                                     109             None


 Mark A. Grimmett        Executive Vice
 Director since 2004     President and CFO,
 Member, Audit and       Merle Norman
 Nominating Committee    Cosmetics, Inc. since
 6310 Deerfield Avenue   2000.
 San Gabriel,
 California
 1960

                                                     109
                                                                Casey's General Stores,
 William C. Kimball                                                       Inc.
 Director since 1999     Chairman and CEO,
 Member, Audit and       Medicap Pharmacies,
 Nominating Committee    Inc. Retired.
 3094 104th,
 Urbandale, Iowa
 1947

                                                      109             None
 Barbara A. Lukavsky
 Director since 1987
 Member, Audit and
 Nominating Committee    President and CEO,
 Member, Executive       Barbican Enterprises,
 Committee               Inc. since 1997.
 100 Market Street,
 #314, Des Moines,
 Iowa
 1940


  * Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

THE FOLLOWING DIRECTORS ARE CONSIDERED TO BE "INTERESTED PERSONS" AS DEFINED IN THE 1940 ACT, AS AMENDED, BECAUSE OF AN AFFILIATION WITH THE MANAGER AND

PRINCIPAL LIFE. .

                         Director, Principal
                         Management
                         Corporation and
                         Princor Financial
                         Services Corporation
                         ("Princor") since                             None
 John E. Aschenbrenner   1998. President,
 Director since 1998     Insurance and
 1949                    Financial Services,
                         Principal Life since
                         2003. Executive Vice
                         President, 2000-2003.
                         Prior thereto, Senior
                         Vice President.

                         Director and
                         President, Princor
 Ralph C. Eucher         and Principal
 Director and            Management
 President since 1999    Corporation, since                            None
 Member, Executive       1999. Senior Vice
 Committee               President, Principal
 1952                    Life, since 2002.
                         Prior thereto, Vice
                         President.

                         Chairman and
 Larry D. Zimpleman      Director, Princor and                         None
 Director and Chairman   Principal Management
 of the Board since      Corporation since
 2001                    2002. President,
 Member, Executive       Retirement and
 Committee               Investor Services,
 1951                    Principal Life since
                         2003. Executive Vice
                         President, 2001-2003.
                         Prior thereto, Senior
                         Vice President.


The Audit and Nominating Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.


The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.


Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information all dated March 1, 2005. These documents may be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.


PROXY VOTING POLICIES


A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent period ended June 30 may be obtained free of charge by telephoning Princor Financial Services Corporation at 1-800-247-4123 or at www.sec.gov.


SCHEDULES OF INVESTMENTS


The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund's Form N-Q can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. or on the Commission's website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

ITEM 2 - CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 - AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 - SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 - PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12 - EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Investors Fund, Inc.
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By           /s/ Ralph C. Eucher
   -----------------------------------------------------------------
   Ralph C. Eucher, President

Date         6/17/2005
    ---------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Ralph C. Eucher
   -----------------------------------------------------------------
         Ralph C. Eucher, President

Date         6/17/2005
     ---------------------



By           /s/ Jill R. Brown
   -----------------------------------------------------------------
         Jill R. Brown, Vice President and Chief Financial Officer

Date         6/17/2005
     --------------------